UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                  811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
----------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
----------------------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
----------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                   -------------------

Date of fiscal year end:           October 31, 2006
                                   ---------------------------

Date of reporting period:          October 31, 2006
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                         PRINCIPAL INVESTORS FUND, INC.
                           CLASS A AND CLASS B SHARES
                                 ANNUAL REPORT
                                OCTOBER 31, 2006

                                TABLE OF CONTENTS


                                                                                                                         Page
Portfolio Manager's Comments................................................................................................2
----------------------------
Shareholder Expense Example................................................................................................40
---------------------------
Financial Statements and Highlights
  Statements of Assets and Liabilities.....................................................................................44
  ------------------------------------
  Statements of Operations.................................................................................................56
  ------------------------
  Statement of Changes in Net Assets.......................................................................................68
  ----------------------------------
  Statement of Cash Flows.................................................................................................102
  -----------------------
    Notes to Financial Statements.........................................................................................103
    -----------------------------
  Schedules of Investments
     Bond & Mortgage Securities Fund......................................................................................117
     Disciplined LargeCap Blend Fund......................................................................................139
     Diversified International Fund.......................................................................................144
     Equity Income Fund...................................................................................................157
     Government & High Quality Bond Fund..................................................................................164
     Inflation Protection Fund............................................................................................169
     International Emerging Markets Fund..................................................................................175
     LargeCap Growth Fund.................................................................................................179
     LargeCap S&P 500 Index Fund..........................................................................................181
     LargeCap Value Fund..................................................................................................191
     MidCap Blend Fund....................................................................................................195
     Money Market Fund....................................................................................................198
     Partners LargeCap Blend Fund.........................................................................................202
     Partners LargeCap Blend Fund I.......................................................................................209
     Partners LargeCap Growth Fund I......................................................................................214
     Partners LargeCap Growth Fund II.....................................................................................216
     Partners LargeCap Value Fund.........................................................................................220
     Partners MidCap Growth Fund..........................................................................................224
     Partners MidCap Growth Fund I........................................................................................228
     Partners MidCap Value Fund...........................................................................................232
     Partners SmallCap Growth Fund II.....................................................................................237
     Preferred Securities Fund............................................................................................243
     Principal LifeTime 2010 Fund.........................................................................................249
     Principal LifeTime 2020 Fund.........................................................................................251
     Principal LifeTime 2030 Fund.........................................................................................253
     Principal LifeTime 2040 Fund.........................................................................................255
     Principal LifeTime 2050 Fund.........................................................................................257
     Principal LifeTime Strategic Income Fund.............................................................................259
     Real Estate Securities Fund..........................................................................................261
     Short-Term Bond Fund.................................................................................................263
     SmallCap Blend Fund..................................................................................................275
     SmallCap Value Fund..................................................................................................281
     Tax-Exempt Bond Fund.................................................................................................285
     Ultra Short Bond Fund................................................................................................290
  Financial Highlights....................................................................................................298
  --------------------
Report of Independent Registered Public Accounting Firm...................................................................332
-------------------------------------------------------
Fund Directors............................................................................................................333
--------------
Proxy Voting Policies.....................................................................................................334
Schedules of Investments..................................................................................................334
Board Consideration of and Continuation of Management Agreement and Sub-Advisory Agreements...............................335
Federal Income Tax Information............................................................................................339


PORTFOLIO MANAGERS' COMMENTS


IMPORTANT FUND INFORMATION
The following disclosure applies to the Principal Investors Fund, Inc.:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each Fund, the illustration is based on performance of the Advisors Select Class, with the following exceptions:

  . For Inflation Protection Fund, Partners MidCap Growth Fund I and Preferred
    Securities Fund the illustration is based on the Institutional Class, the oldest share class.

  . For Equity Income Fund and Tax-Exempt Bond Fund the illustration is based on
    Class A, including Class A of the predecessor fund.

For Equity Income Fund and Tax-Exempt Bond Fund, the growth of the hypothetical $10,000 investment in Class A shares reflects the maximum front-end sales charge imposed; none of the other share classes imposes a front-end sales charge.

Growth of a hypothetical $10,000 investment in a different share class would vary from the results illustrated because different expenses are charged to each share class. Past performance does not guarantee future results.

For comparison to the Fund, each line graph illustrates the growth of a hypothetical $10,000 that earns the average return of the Fund's mutual fund category, as determined by Morningstar, Inc. The average return of the Morningstar category does not reflect sales charges but does reflect transaction costs and operating expenses of all mutual funds included in the category. Each line graph also illustrates performance of the Fund's benchmark or index. Each index is unmanaged and theoretical, and therefore the performance illustrated does not reflect sales charges, transaction costs or operating expenses.

The inception date for the Class A and Class B shares that are given in the tables are the dates those Classes started operations. The inception dates for the other classes are the dates on which shares of those share classes were initially offered for sale. For Advisors Signature Class, Class A and Class B, the average annual total returns shown may include an earlier period of time.
 The Class A and Class B average annual total returns for Equity Income Fund and Tax-Exempt Bond Fund include performance of the predecessor funds. For all other Funds except Inflation Protection Fund, the average annual total returns for Advisors Signature Class, Class A and Class B for the periods prior to the inception date of each Class are based on performance of each Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class, Class A and Class B. These adjustments result in performance for the periods prior to the inception date of each Class that is no higher than the historical performance of the applicable share class.

The graphs and tables do not reflect the deduction of income taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares if the shares were held outside a qualified retirement plan. Performance information may reflect historical or current expense waivers/ reimbursements, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the notes to the financial statements.

Fund shares are neither deposits nor obligations of any bank or other insured depository institution, nor are they endorsed or guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risks, including possible loss of the principal amount invested. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost.

Except where noted, the commentaries on the following pages cover the Principal Investors Fund, Inc. fiscal year, which runs from November 1, 2005 through October 31, 2006, except when a fund originated after the beginning of the fiscal year. Because there is no standardized system for classifying securities, sector names may vary from one commentary to another. Furthermore, sector names and percentage allocations referenced in the commentaries may differ from those in the schedule of investments we have prepared for this report. In some cases, specific security holdings mentioned in the commentaries have been liquidated during the reporting period and therefore do not appear in the schedule of investments which is prepared as of the end of the reporting period.

BOND AND MORTGAGE SECURITIES FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                            Morningstar
        Lehman Brothers   Intermediate-Term      Bond & Mortgage
        Aggregate Bond     Bond Category         Securities Fund,
            Index             Average            Advisors Select
12/6/00     10                 10                    10
10/01       11.241             11.148                10.932
10/02       11.903             11.761                11.347
10/03       12.487             12.477                11.775
10/04       13.178             13.095                12.374
10/05       13.327             13.207                12.449
10/06       14.019             13.826                13.012

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       4.79%   3.76%   5.01%
Advisors Select*        12/6/2000       4.52%   3.55%   4.79%
Advisors Signature*     11/1/2004       4.35%   3.42%   4.67%
A                       6/28/2005       4.93%   3.85%   5.09%
A**                     6/28/2005       -0.06%  2.85%   4.23%
B*                      6/28/2005       4.15%   3.29%   4.53%
B***                    6/28/2005       0.15%   2.94%   4.40%
J*                      3/1/2001        4.49%   3.55%   4.27%
J***                    3/1/2001        3.49%   3.55%   4.27%
Institutional*          3/1/2001        5.27%   4.36%   5.07%
Preferred*              12/6/2000       5.11%   4.10%   5.34%
Select*                 12/6/2000       4.92%   4.21%   5.41%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio benefited from an out of index allocation to below investment grade corporate bonds. The Portfolio had overweighted positions in CMBS and ABS, which were outperforming sectors and positively contributed to the performance versus the index during the period. U.S. agencies underperformed the index during the period, which was beneficial to performance as the portfolio was underweight this sector. U.S. Treasuries underperformed the index during the period. The Portfolio held a neutral position for most of the period. MBS outperformed the index during the period. The Portfolio was neutral to the index in MBS during the period, which detracted from results.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

DISCIPLINED LARGECAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar          Disciplined LargeCap
        Standard & Poor's       Large Blend              Blend Fund,
         500 Stock Index      Category Average         Advisors Select
12/30/02        10               10                       10
10/03           12.128           12.061                   12.05
10/04           13.269           13.013                   13.179
10/05           14.425           14.253                   14.656
10/06           16.782           16.356                   16.679

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class          Inception Date   1 Year  Life of Fund
Advisors Preferred*     12/30/2002      14.03%     14.49%
Advisors Select*        12/30/2002      13.80%     14.27%
Advisors Signature*     11/1/2004       13.68%     14.09%
A                       6/28/2005       13.86%     14.42%
A**                     6/28/2005       7.28%      12.67%
B*                      6/28/2005       12.82%     13.50%
B***                    6/28/2005       8.82%      12.95%
Institutional*          12/30/2002      14.61%     15.11%
Preferred*              12/30/2002      14.37%     14.84%
Select*                 12/30/2002      14.20%     14.70%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Overall, stock selection drove the returns for the Portfolio over the last 12 months. The Portfolio had strong stock selection within the Telecommunication Services, Utilities, Materials, and Information Technology sectors. The Portfolio had poor stock selection in the Health Care, Industrials and Energy sectors. The Portfolio's stock selection strategies capture rising investor expectations and improving business fundamentals with attractive relative valuations. The Portfolio's disciplined fund construction strategies match market, sector and industry exposures relative to the index to isolate superior stock selection as the major driver of Portfolio performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

DIVERSIFIED INTERNATIONAL FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                               Morningstar
        Citigroup BMI         Foreign Large          Diversified
        Global ex-US         Blend Category        International Fund,
           Index                Average             Advisors Select
12/6/00    10                   10                      10
10/01      7.704                7.503                   7.029
10/02      6.922                6.512                   6.162
10/03      9.219                7.977                   7.598
10/04      11.062               9.263                   8.831
10/05      13.595               10.907                  11.066
10/06      17.586               13.78                   14.437


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years   Life of Fund
Advisors Preferred*     12/6/2000       30.56%  15.68%       7.28%
Advisors Select*        12/6/2000       30.46%  15.48%       7.07%
Advisors Signature*     11/1/2004       30.17%  15.34%       6.96%
A                       6/28/2005       30.57%  15.69%       7.29%
A**                     6/28/2005       23.03%  14.33%       6.21%
B*                      6/28/2005       29.88%  15.16%       6.80%
B***                    6/28/2005       25.88%  14.93%       6.67%
J*                      3/1/2001        30.50%  15.35%       8.51%
J***                    3/1/2001        29.50%  15.35%       8.51%
Institutional*          3/1/2001        31.29%  16.31%       9.41%
Preferred*              12/6/2000       31.00%  16.12%       7.65%
Select*                 12/6/2000       30.87%  16.15%       7.67%

*               The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
International equity markets posted strong gains driven by solid corporate earnings and a benign economic environment. The MSCI Europe, Australasia, Far East Index (MSCI EAFE) rose 27.52% during the fiscal year ending Oct.31, 2006. In developed markets, small companies lagged larger companies for the first time in several years. When looking at returns by region, emerging markets continued their strong run, outperforming developed markets. After outperforming Europe last year, Japan trailed Europe by a significant margin this year. Valuations in Japan had largely discounted the positive outlook for corporate earnings. The Basic Materials, Utilities and Financials sectors were the best performers, while Telecommunications Services and Energy lagged. The U.S. dollar weakened against most currencies. The MSCI EAFE's return was boosted 4.60% by the stronger international currencies such as the euro.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio performance was driven by stock selection, particularly positive stock selection in Financials, Industrials, Information Technology and Telecommunications Services. In Financials, Deutsche Boerse (the German financial exchange) and the London Stock Exchange performed well on the back of strong earnings driven by higher activity levels in cash and derivative markets, as well as takeover speculation as the global exchanges industry consolidates. Stock selection was weakest in Consumer Staples, Consumer Discretionary and Materials. For example, Aeon Co. Ltd. and Sundrug Co. Ltd., both Japanese retailers, hurt portfolio returns as valuations have come down amidst more mixed economic indicators on Japanese consumption. Stock selection was strong in Europe and Asia and neutral in Japan. The portfolio's focus on stocks with improving business fundamentals, rising investor expectations and attractive relative valuation performed well in the last year.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

EQUITY INCOME FUND

GROWTH OF A $10,000 INVESTMENT
IN CLASS A SHARES

                           Morningstar Moderate
        Russell 1000       Allocation Category      Equity Income Fund,
        Value Index             Average                  Class A
10/96      10                    10                      9.425
10/97      13.319                12.017                  10.769
10/98      15.294                13.071                  14.226
10/99      17.821                14.658                  16.323
10/00      18.805                15.967                  18.296
10/01      16.575                14.316                  13.587
10/02      14.914                15.487                  11.236
10/03      18.326                17.945                  12.793
10/04      21.157                19.271                  14.45
10/05      23.666                20.739                  16.375
10/06      28.745                23.217                  20.069


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
Class   Inception Date  1 Year  5 Years 10 Years  Life of Fund
A       12/16/1992      22.56%   8.12%   7.85%        7.75%
A**     12/16/1992      15.54%   6.85%   7.21%        7.29%
B*      12/9/1994       21.30%   7.15%   7.25%        8.80%
B***    12/9/1994       17.30%   6.84%   7.25%        8.80%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Individual security selection was generally positive throughout the period. The equity exposure of the Portfolio outperformed as a result of positive security selection and better-than-index returns from stocks with dividend yields. The fixed income portion provided yield, but with returns below the equity market during the year. The Portfolio uses exposure to real estate investment trusts (REITs), preferred securities and international equities in addition to domestic equities to enhance returns and provide yield. The various asset classes are used to diversify the returns of the overall Portfolio and lower its volatility. Each asset class will provide a contribution to the Portfolio's overall yield. The Portfolio is targeted to provide yield to investors and the mix of assets should lower the ongoing fluctuation of the Portfolio's net asset value. The Portfolio has a unique objective, and will be difficult to compare to peers or a fixed index. The Portfolio will continue to seek opportunities to enhance returns through investments providing value in terms of yield. Assets will continue to be diversified with no concentration in any one asset class. Price appreciation and yield combine to provide the Portfolio's overall return.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Fund seeks to provide a diversified group of investments with a strong emphasis on yield within the broadly defined utility industry. The Fund adjusts the asset classes and securities within the asset classes based on opportunities to enhance yield and total return.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Class A shares of the Fund.

GOVERNMENT & HIGH QUALITY BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar
        Lehman Brothers        Intermediate          Government & High
      Government/Mortgage    Government Category     Quality Bond Fund,
             Index               Average              Advisors Select
12/6/00     10                   10                     10
10/01       11.129               11.116                 10.81
10/02       11.833               11.262                 11.351
10/03       12.168               11.535                 11.469
10/04       12.801               12.008                 11.894
10/05       12.973               12.109                 11.94
10/06       13.637               12.612                 12.415

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       4.27%   2.99%   4.10%
Advisors Select*        12/6/2000       3.98%   2.81%   3.90%
Advisors Signature*     11/1/2004       3.82%   2.67%   3.77%
A                       6/28/2005       4.38%   3.03%   4.13%
A**                     6/28/2005       -0.53%  2.04%   3.29%
B*                      6/28/2005       3.48%   2.35%   3.46%
B***                    6/28/2005       -0.52%  2.00%   3.32%
J*                      3/1/2001        4.05%   2.75%   3.49%
J***                    3/1/2001        3.05%   2.75%   3.49%
Institutional*          3/1/2001        4.84%   3.58%   4.35%
Preferred*              12/6/2000       4.58%   3.34%   4.44%
Select*                 12/6/2000       4.46%   3.22%   4.32%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping home builder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Through June, the portfolio benefited from being shorter in duration than its benchmark. The short duration position hurt portfolio returns during the final months of the period, as rates fell. The portfolio management team remains committed to the portfolio's objective of high current income and safety of principal. Duration is positioned slightly shorter than that of the index, and in line with the peer group. Average portfolio quality remains AAA.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.

CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

INFLATION PROTECTION FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

        Lehman Brothers     Morningstar Long
         U.S. Treasury    Government Category     Inflation Protection Fund,
          TIPS Index            Average                Institutional
12/29/04    10                  10                         10
10/05       10.158              10.147                     10.149
10/06       10.461              10.524                     10.43

The graph shows the Fund's and the Index's performance from the Fund's inception date, 12/29/2004. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 12/31/2004.

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  Life of Fund
Advisors Preferred*     12/29/2004      2.19%   1.74%
Advisors Select*        12/29/2004      2.06%   1.55%
Advisors Signature*     12/29/2004      2.07%   1.50%
A                       6/28/2005       3.38%   2.55%
A**                     6/28/2005       -1.52%  -0.14%
J*                      12/29/2004      3.08%   2.42%
J***                    12/29/2004      2.10%   2.42%
Institutional*          12/29/2004      2.77%   2.32%
Preferred*              12/29/2004      2.55%   2.05%
Select*                 12/29/2004      2.35%   1.89%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO

SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The duration of the Portfolio was primarily neutral to slightly short the index during most of the period. Duration is a measure of a bond's price sensitivity to changes in interest rates. The Portfolio should have had a larger underweight to treasury inflation protection bonds, as they underperformed in a rising rate, slowing inflation environment. Performance was enhanced by our strategy of entering into reverse repurchase agreements/securities lending for over 30% of the fund. Reverse repurchase agreements are a borrowing, simultaneously selling a security with an agreement to repurchase at a later date at a specified price. Proceeds from the reverse repurchase agreements were invested in collateralized mortgage obligations (CMOs), asset backed securities (ABS), and short dated high yield securities, enhancing performance. The Fund continued to earn the return on the Treasury inflation protected securities (TIPS) that were reverse repurchased plus the incremental yield of the segregated assets.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

INTERNATIONAL EMERGING MARKETS FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                               Morningstar
        MSCI Emerging     Diversified Emerging        International
        Markets Free         Markets Category     Emerging Markets Fund,
        (EMF) Index-ID           Average             Advisors Select
12/6/00      10                  10                     10
10/01        8.377               8.472                  8.155
10/02        9.084               6.867                  8.59
10/03        13.512              10.084                 12.752
10/04        16.133              11.994                 14.875
10/05        21.586              15.84                  20.364
10/06        29.232              21.337                 28.385

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       39.64%  28.57%  19.33%
Advisors Select*        12/6/2000       39.39%  28.33%  19.12%
Advisors Signature*     11/1/2004       39.14%  28.15%  18.94%
A                       6/28/2005       39.48%  28.36%  19.13%
A**                     6/28/2005       31.43%  26.84%  17.94%
B*                      6/28/2005       38.41%  27.42%  18.27%
B***                    6/28/2005       34.41%  27.26%  18.19%
J*                      3/1/2001        39.45%  28.07%  19.74%
J***                    3/1/2001        38.45%  28.07%  19.74%
Institutional*          3/1/2001        40.45%  29.29%  20.87%
Preferred*              12/6/2000       40.09%  28.98%  19.66%
Select*                 12/6/2000       40.03%  28.86%  19.58%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
International equity markets posted strong gains during the one-year period, driven by solid corporate earnings and a benign economic environment. In developed markets, small companies lagged larger companies for the first time in several years. Emerging markets continued their strong run, outperforming developed markets. After outperforming Europe last year, Japan trailed Europe by a significant margin this year. Japanese valuations had largely discounted the positive outlook for corporate earnings. The Basic Materials, Utilities and Financial sectors were the best performers, while Energy and Health Care lagged. The U.S. dollar weakened against most currencies.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong performance was primarily due to strong stock selection in Taiwan, Russia and Brazil. The Portfolio also performed well in Materials, Industrials and Information Technology. The top performing stocks were High Tech Computer Corporation, Lukoil and Hon Hai Precision Industry. Poor stock selection in Poland and Israel negatively contributed to performance. The stocks that detracted from performance were Aluminum Corp of China, JD Group and Taishin Financial Holding Company. Asia and Latin America outperformed relative to the Eastern Europe, Middle East, Africa region (EEMEA). This outperformance was based on strong increases in commodity prices, strong growth in China and South East Asia to some extent, and increasing liquidity reaching most emerging economies. Commodities provided substantial cash inflows to Russia, Brazil and Mexico. Other markets that performed particularly well included Indonesia, India and Venezuela. On the other hand, Hungary, Turkey and South Africa lagged because of a mix of political uncertainty and macroeconomic concerns, such as current account deficits and rising inflation which led to weaker currencies.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar
        Russell 1000     Large Growth      LargeCap Growth Fund,
        Growth Index   Category Average      Advisors Select
12/6/00    10              10                    10
10/01      7.044           6.661                 6.859
10/02      5.662           6.453                 5.616
10/03      6.897           7.791                 6.423
10/04      7.13            8.036                 6.641
10/05      7.758           8.852                 7.714
10/06      8.599           9.653                 8.459

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       9.80%   5.18%^    -3.20%^
Advisors Select*        12/6/2000       9.66%   4.28%     -3.93%
Advisors Signature*     11/1/2004       9.52%   4.86%     -3.49%
A                       6/28/2005       9.73%   5.17%^^   -3.21%^^
A**                     6/28/2005       3.46%   3.94%     -4.17%
B*                      6/28/2005       8.77%   4.32%     -3.98%
B***                    6/28/2005       4.77%   3.98%     -4.15%
J*                      3/1/2001        9.54%   4.07%     -0.43%
J***                    3/1/2001        8.54%   4.07%     -0.43%
Institutional*          3/1/2001        10.57%  5.06%     0.49%
Preferred*              12/6/2000       10.32%  4.73%     -3.52%
Select*                 12/6/2000       10.03%  4.99%^^^  -3.32%^^^

*    The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering price.
***  Reflects a Contingent Deferred Sales Charge.
^ During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
^^ During 2003, the Fund processed a significant (relative to the Advisors Preferred class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
^^^ During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.



LOGO
LOGO


SUB-ADVISOR:
Columbus Circle Investors


MARKET CONDITIONS:
The markets recovered in the third quarter after falling sharply in May on fears that interest rate hikes and high oil prices would slow the economy down or even send it into recession. While it is now clear that rising interest rates have caused the housing and auto markets to decline, the recent decline in oil prices have served to revive the consumer, making the recession scenario less likely.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Over the past 12 months, the Principal Investors Fund - Large Cap Growth Fund underperformed the Russell 1000 Growth Index. The Portfolio had strong performance from the Materials Sector, followed by Financials and Consumer Discretionary. The Financial sector was driven by strong fundamental execution by Goldman Sachs Group, which was the largest contributor to the Portfolio. In addition, positive results came from Morgan Stanley's restructuring. From the Health Care sector, Celgene was the largest contributor to the Portfolio's performance. Gilead Sciences, another health care stock, also contributed to the Portfolio's performance. In the Materials sector, Inco benefited from the economy's need for steel and drove the Portfolio's return in this sector. PepsiCo and CVS provided good attribution to the Consumer Staples sector. Portfolio performance was negatively impacted by investors' flight to quality as well as buying decisions based on economic fears rather than company specific performance. From mid-May and into later October, investors fled to mega-cap companies due to economic uncertainty. Large stable organizations, with plenty of liquidity, were safe havens for investors who wanted to stay invested. This investor reaction was the largest detractor from the Portfolio's relative performance. Against this backdrop, where economic fear drove individual stock performance, the Portfolio's fundamental approach to stock selection struggled to outperform. During the last 12 months, economic uncertainty and fear negatively impacted the Portfolio's return. Recently, the equity market has recovered despite fears related to renewed inflation, economic slow-down, a slumping housing market and reduced consumer spending. The market reacted positively to the large drop in energy prices and took a more confident view of the Federal Reserve's (Fed's) decision to pause in raising interest rates. This view served to revive the consumer and made the recession scenario less likely.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP S&P 500 INDEX FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                  Morningstar        LargeCap S&P 500
        Standard & Poor's         Large Blend           Index Fund,
         500 Stock Index        Category Average      Advisors Select
12/6/00     10                      10                    10
10/01       8.152                   8.099                 8.076
10/02       6.92                    8.296                 6.772
10/03       8.359                   9.905                 8.097
10/04       9.146                   10.687                8.766
10/05       9.943                   11.705                9.437
10/06       11.568                  13.432                10.891


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.45%   6.33%     1.22%
Advisors Select*        12/6/2000       15.41%   6.16%     1.06%
Advisors Signature*     11/1/2004       15.07%   5.99%     0.89%
A                       6/28/2005       15.54%   6.32%     1.20%
A**                     6/28/2005       13.84%   6.01%     0.94%
J*                      3/1/2001        15.48%   6.07%     2.49%
J***                    3/1/2001        14.48%   6.07%     2.49%
Institutional*          3/1/2001        16.22%   6.93%     3.34%
Preferred*              12/6/2000       15.89%   6.74%     1.59%
Select*                 12/6/2000       15.85%   6.55%     1.43%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio seeks investment performance that corresponds to the results of the S&P 500 Index. Within the Portfolio, the percentage exposure to securities is closely aligned to the stocks within the index. All 10 economic sectors in the index posted positive returns during the fiscal year with the Telecommunication Services and Materials sectors providing the highest returns. The Information Technology and Health Care sectors had the lowest positive returns during the period. The Portfolio continues to maintain exposures near the index with a goal of replicating index performance. The Portfolio maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio employs a passive investment approach.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                          Morningstar
         Russell 1000    Large Value          LargeCap Value Fund,
          Value Index   Category Average         Advisors Select
12/6/00     10                10                         10
10/01       9.025             9.52                       8.674
10/02       8.121             9.272                      7.871
10/03       9.979             11.245                     9.42
10/04       11.521            12.61                      10.292
10/05       12.887            13.873                     11.392
10/06       15.653            16.363                     13.562


Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       19.39%  9.48%   5.98%
Advisors Select*        12/6/2000       19.05%  9.35%   5.86%
Advisors Signature*     11/1/2004       18.91%  9.14%   5.65%
A                       6/28/2005       19.53%  9.52%   6.01%
A**                     6/28/2005       12.67%  8.22%   4.96%
B*                      6/28/2005       18.18%  8.88%   5.41%
B***                    6/28/2005       14.18%  8.59%   5.28%
J*                      3/1/2001        19.11%  9.03%   5.92%
J***                    3/1/2001        18.11%  9.03%   5.92%
Institutional*          3/1/2001        19.99%  10.06%  6.89%
Preferred*              12/6/2000       19.69%  9.83%   6.33%
Select*                 12/6/2000       19.57%  9.63%   6.14%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in the Pharmaceutical industry, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 34.9%. Returns for the Materials and Health Care sectors closely followed, topping 23% during the period. Utilities stocks posted the weakest results for the period of 17.4%, underperforming the broad market.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Overall, stock selection drove the returns for the Fund over the last 12 months. The Fund had strong stock selection within the Telecommunication Services and Financial sectors. Stock selection strategies capture rising investor expectations and improving business fundamentals with attractive relative valuations. The Fund had poor stock selection in the Health Care and Industrials sectors during the period. The disciplined fund construction strategies match market, sector and industry exposures relative to the index to isolate superior stock selection as the major driver of fund performance.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                              Morningstar
              Russell        Mid-Cap Blend        MidCap Blend Fund,
           Midcap Index     Category Average       Advisors Select
12/6/00         10              10                      10
10/01           9.008           9.709                   8.824
10/02           8.286           9.327                   8.564
10/03           11.26           12.23                   10.754
10/04           12.961          13.662                  12.302
10/05           15.304          15.575                  13.974
10/06           17.968          17.985                  15.859


Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years    Life of Fund
Advisors Preferred*     12/6/2000       13.72%  12.68%      9.12%
Advisors Select*        12/6/2000       13.49%  12.44%      8.88%
Advisors Signature*     11/1/2004       13.30%  12.31%      8.77%
A                       6/28/2005       13.87%  12.74%      9.17%
A**                     6/28/2005       7.33%   11.41%      8.08%
B*                      6/28/2005       13.60%  12.57%      9.01%
B***                    6/28/2005       9.60%   12.32%      8.90%
J*                      3/1/2001        13.54%  12.34%      9.31%
J***                    3/1/2001        12.54%  12.34%      9.31%
Institutional*          3/1/2001        14.43%  13.40%      10.35%
Preferred*              12/6/2000       14.06%  12.98%      9.43%
Select*                 12/6/2000       13.80%  13.07%^     9.47%^

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.
^   During 2003, the Class experienced a significant redemption of shares.
Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.


LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
Returns in the mid-cap market were positive, with several sectors performing exceptionally well. The Telecommunication Services, Materials, Consumer Staples, and Financial sectors posted strong double-digit returns. The Energy sector was the weakest sector, rising only slightly as volatile oil and natural gas prices in the past five months limited returns. High quality companies underperformed lower quality cyclical and commodity companies over the past 12 months. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio underperformed in the Materials sector over the past year. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics. While their performance has been strong, the Portfolio has generally avoided these companies as they are extremely cyclical in nature, subject to swings in volatile commodity prices, and lacking in any sustainable competitive advantage. The Portfolio outperformed in the Information Technology sector over the past year, posting a gain of over 18% compared to a 14% gain in this sector in the index. The Portfolio benefited from owning Intuit Inc., which produces accounting and business management software as well as consumer and professional tax software. The company is best known for its Quickbooks and TurboTax products. Intuit was up over 53% in the past year due to solid operating results and market share gains. The strategy employed to manage the Portfolio remains the same.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) Sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, 4) attractive valuation.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MONEY MARKET FUND

SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The money fund industry average maturity over the course of fiscal year 2006 was in the 40-47 day range. During the latter part of the fiscal year, the industry average started to move higher as a hedge against future Federal Reserve (Fed) rate movements. The Principal Investors Fund - Money Market Fund strives to stay in line with the money fund industry average in both yield and maturity. The Fund focused on securities that mature in one to three months. Towards the end of the fiscal year, the fund started purchasing longer maturities as the industry average days to maturity extended. The fund managers continue to choose from a list of high quality investments that is actively monitored by our fixed-income analytical staff.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

PARTNERS LARGECAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


           Standard            Morningstar                  Partners
         & Poor's 500          Large Blend              LargeCap Blend Fund,
          Stock Index        Category Average             Advisors Select
12/6/00        10                   10                          10
10/01          8.152                8.099                       8.61
10/02          6.92                 8.296                       7.734
10/03          8.359                9.905                       8.886
10/04          9.146                10.687                      9.596
10/05          9.943                11.705                      10.392
10/06          11.568               13.432                      11.941

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.24%  6.93%   3.58%
Advisors Select*        12/6/2000       14.91%  6.76%   3.40%
Advisors Signature*     11/1/2004       14.74%  6.58%   3.23%
A                       6/28/2005       15.08%  6.80%   3.44%
A**                     6/28/2005       8.47%   5.53%   2.41%
B*                      6/28/2005       14.40%  6.03%   2.69%
B***                    6/28/2005       10.40%  5.71%   2.54%
J*                      3/1/2001        15.02%  6.64%   3.63%
J***                    3/1/2001        14.02%  6.64%   3.63%
Institutional*          12/6/2000       15.84%  7.51%   4.14%
Preferred*              12/6/2000       15.52%  7.25%   3.87%
Select*                 12/6/2000       15.46%  7.18%   3.81%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO

SUB-ADVISOR:
T. Rowe Price Associates, Inc.


MARKET CONDITIONS:
The stock market rose sharply during the 12 months ended October 31, 2006, with the S&P 500 Index gaining more than 16%. Despite higher interest rates and record-high energy and commodity prices, stocks posted positive results thanks to a resilient U.S. economy, strong corporate profit growth, and increased merger and acquisition activity, particularly by private equity firms. The market's rally was broad-based, producing comparable returns across the capitalization spectrum. Value stocks outperformed growth-oriented issues by a wide margin, especially among large-cap stocks. Within the S&P 500, every sector posted double-digit gains during the period, led by telecommunication services and materials, while information technology and health care stocks lagged.


PRIMARY CONTIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio's telecommunication services stocks produced the best absolute and relative returns for the one-year period. Wireless companies were the best performers, led by wireless tower operators American Tower Systems and Crown Castle International. Diversified telecom provider BellSouth also performed well thanks to its merger agreement with AT&T.

Stock selection also proved favorable in the most economically sensitive sectors of the portfolio--utilities, materials, and energy. Independent power producers and energy traders, such as TXU and Dynegy, were the best contributors in the utilities sector. Metals and mining stocks added value in the materials sector as commodity prices remained persistently high; steelmaker Nucor was the top relative performer. Among energy stocks, energy equipment and services companies were the best contributors, led by Schlumberger.

The most significant source of relative weakness was the financial sector, where stock selection among commercial banks and thrift and mortgage companies detracted the most from performance relative to the S&P 500. Overweights in several underperforming commercial banks, including Fifth Third Bancorp and First Horizon National, and a lack of exposure to several strong performers among mortgage-related stocks detracted the most from relative results.

The portfolio's consumer-oriented holdings also hampered relative results, especially among food and staples retailers like Wal-Mart and Costco Wholesale. A lack of exposure to several tobacco stocks that posted outsized gains, including UST and Reynolds American, also worked against the portfolio.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio's investment process involves an "enhanced index" strategy, in which the managers maintain sector weightings roughly equal to the index and attempt to outperform via superior security selection. Consequently, relative performance is impacted almost entirely by individual security selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP BLEND FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar          Partners LargeCap
        Standard & Poor's       Large Blend             Blend Fund I,
        500 Stock Index       Category Average        Advisors Select
12/6/00    10                    10                       10
10/01      8.152                 8.099                    7.74
10/02      6.92                  8.296                    6.204
10/03      8.359                 9.905                    7.356
10/04      9.146                 10.687                   7.987
10/05      9.943                 11.705                   8.705
10/06      11.568                13.432                   9.924

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       14.13%   5.28%   -0.27%
Advisors Select*        12/6/2000       14.00%   5.10%   -0.46%
Advisors Signature*     11/1/2004       13.78%   4.94%   -0.58%
A                       6/28/2005       13.97%   5.21%   -0.33%
A**                     6/28/2005       7.42%    3.98%   -1.32%
B*                      6/28/2005       12.87%   4.36%   -1.13%
B***                    6/28/2005       8.87%    4.02%   -1.30%
J*                      3/1/2001        14.01%   4.97%   1.31%
J***                    3/1/2001        13.01%   4.97%   1.31%
Institutional*          3/1/2001        14.67%   5.86%   2.17%
Preferred*              12/6/2000       14.54%   5.57%   0.04%
Select*                 12/6/2000       14.33%   5.43%   -0.12%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISORS:
Goldman Sachs Asset Management, L.P.
Wellington Management Company, LLP


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection was the primary contributor to performance over the past twelve months. Performance was especially strong in the Material, Industrial and Information Technology Sectors. Few elements detracted strongly from performance during the period. Sector weightings partially offset the strong stock selection.

The segment of the portfolio sub advised by Goldman Sachs helped performance while Wellington's portion of the portfolio held back performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Goldman Sachs is responsible for approximately 70% of the overall Portfolio assets. They manage this money in a disciplined style incorporating a large number of quantitative inputs and tools. Their goal is to build a diversified portfolio with relatively low risk levels but attractive characteristics. During the past twelve months their emphasis on stocks with strong price appreciation and below average price/book value ratios added to performance. Their overweight to the semiconductor and insurance detracted from performance.

Wellington is responsible for approximately 30% of the overall Portfolio assets. They manage this portion of the fund in a fundamental manner using Wellington's proprietary research and a four-person portfolio management team. Their investment process typically results in a focus on growth and the mega-cap segment of the market. Both of these characteristics hurt performance during this fiscal year. Their exposure to a limited number of non-US stocks made a significant contribution to their segment's returns.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                            Morningstar                 Partners
        Russell 1000        Large Growth            LargeCap Growth Fund I,
         Growth Index       Category Average           Advisors Select
12/6/00     10                  10                          10
10/01       7.044               6.661                       7.829
10/02       5.662               6.453                       6.312
10/03       6.897               7.791                       7.218
10/04       7.13                8.036                       7.471
10/05       7.758               8.852                       8.3
10/06       8.599               9.653                       8.813

 Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       6.42%   2.88%   -2.67%
Advisors Select*        12/6/2000       6.18%   2.40%   -3.10%
Advisors Signature*     11/1/2004       6.02%   2.23%   -3.23%
A                       6/28/2005       6.12%   2.33%   -3.14%
A**                     6/28/2005       0.05%   1.11%   -4.12%
B*                      6/28/2005       5.24%   1.56%   -3.87%
B***                    6/28/2005       1.24%   1.18%   -4.03%
J*                      3/1/2001        6.09%   2.16%   -0.98%
J***                    3/1/2001        5.09%   2.16%   -0.98%
Institutional*          12/6/2000       6.86%   3.13%   -2.38%
Preferred*              12/6/2000       6.66%   2.93%   -2.61%
Select*                 12/6/2000       6.46%   2.74%   -2.77%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
T. Rowe Price Associates, Inc.


MARKET CONDITIONS:
The stock market rose sharply during the 12 months ended October 31, 2006, with the major stock indexes posting double-digit gains. Despite higher interest rates and record-high energy and commodity prices, stocks posted positive results thanks to a resilient U.S. economy, strong corporate profit growth, and increased merger and acquisition activity, particularly by private equity firms. Although the market's rally was broad-based, growth stocks lagged value shares by a wide margin--the Russell 1000 Growth Index returned about 11%, trailing the 21% return of the Russell 1000 Value Index. Within the Russell 1000 Growth Index, every sector gained ground during the period, led by utilities and telecommunication services, while information technology and health care lagged.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Consumer discretionary stocks were far and away the best relative performers in the portfolio for the one-year period. Four of the portfolio's top ten relative contributors were consumer discretionary stocks--retail chain Kohl's, gaming machine manufacturer International Game Technology, portable GPS device maker Garmin, and casino operator Wynn Resorts.

The portfolio's telecommunication services position consisted of one stock--wireless tower operator American Tower Systems--but it was a very strong performer and contributed positively to relative results.

Stock selection also proved favorable in the volatile energy sector. The portfolio's holdings were exclusively energy equipment and services companies, which are less tied to energy price fluctuations and more dependent on drilling activity. Equipment and services providers Schlumberger and Transocean Sedco provided strong returns as drilling activity increased sharply.

The most significant source of relative weakness was the portfolio's information technology holdings, which declined as a group while the information technology sector of the Russell 1000 Growth Index gained. Six of the ten biggest detractors from relative performance were information technology stocks. Internet search engine Yahoo!, semiconductor manufacturer Marvell Technology Group, and communications equipment manufacturer Juniper Networks were the weakest individual contributors.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio's investment process involves finding and holding large companies that offer solid earnings and cash-flow growth.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND II

 GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar               Partners
           Russell 1000         Large Growth          LargeCap Growth Fund II,
            Growth Index       Category Average          Advisors Select
12/6/00         10                   10                          10
10/01           7.044                6.661                       7.472
10/02           5.662                6.453                       6.167
10/03           6.897                7.791                       7.218
10/04           7.13                 8.036                       7.622
10/05           7.758                8.852                       8.108
10/06           8.599                9.653                       8.967

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       10.64%  3.86%   -2.67%
Advisors Select*        12/6/2000       10.60%  3.72%   -2.82%
Advisors Signature*     11/1/2004       10.41%  3.61%   -2.94%
A                       6/28/2005       10.61%  3.78%   -2.77%
A**                     6/28/2005       4.21%   2.56%   -3.74%
J*                      3/1/2001        10.56%  3.64%   0.54%
J***                    3/1/2001        9.56%   3.64%   0.54%
Institutional*          12/6/2000       11.30%  4.49%   -2.10%
Preferred*              12/6/2000       11.12%  4.21%   -2.37%
Select*                 12/6/2000       10.91%  4.09%   -2.47%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISORS:
American Century Investment Services, Inc.
BNY Investment Advisors

MARKET CONDITIONS:
Stocks produced solid returns for the 12 months ended October 31, 2006. Corporate earnings growth remained healthy, while energy prices retreated from record highs and the Federal Reserve ended its long-running campaign for higher interest rates, holding the fed funds rate target steady at 5.25% since June. Economic growth slowed to a more moderate, sustainable pace during the period, reflecting a slowdown in the housing market. Small-company stocks beat mid- and large-cap shares, and value stocks outpaced growth across all market capitalizations.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio's positions outperformed in all but two of the index's sectors--financial stocks, on the one hand, and utilities, on the other, a tiny segment of the index that performed well and to which the portfolio had no exposure. Positioning among information technology stocks was the leading source of the portfolio's outperformance. Stock selection in semiconductors contributed significantly. The portfolio also benefited from good stock selection in industrials. The portfolio was slightly overweight in this sector, as the industrial names in the portfolio were up 19% during the period, compared with 15% for those in the index. Stock selection also added value in the energy sector, whose performance was quite volatile quarter-to-quarter. In general, The portfolio's managers avoided firms with exposure to the volatile North American natural gas market; instead, they favored service companies more closely tied to oil companies with well-financed capital expenditure budgets. As a result, The portfolio's energy holdings were up 20%, compared with 8% for this segment of the index. The portfolio's performance would have been even better relative to its benchmark but for positioning among financials shares. Despite an overweight to this sector, which was among the best-performing segments of the market for the year, disappointing stock selection limited The portfolio's relative return.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio continues to invest in large companies that are showing improving results, on the belief that this strategy will be rewarded over long periods of time and provide relative outperformance to shareholders.

BNY Investment Advisors (BNY) is a sub-advisor on a cash reserve account for this portfolio. The money is passively managed using Standard and Poor's 500 (S&P 500) futures that corresponds to the results of the S&P 500. This cash reserve is usually only a small portion of the portfolio and has little effect on the portfolio's performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
BNY was engaged as an additional sub-advisor on March 1, 2006

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar                     Partners
         Russell 1000          Large Value                 LargeCap Value Fund,
         Value Index         Category Average                Advisors Select
12/6/00      10                      10                          10
10/01        9.025                   9.52                        9.711
10/02        8.121                   9.272                       8.744
10/03        9.979                   11.245                      10.667
10/04        11.521                  12.61                       11.918
10/05        12.887                  13.873                      12.9
10/06        15.653                  16.363                      15.515

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       20.49%  10.52%  9.19%
Advisors Select*        12/6/2000       20.27%  9.82%   8.60%
Advisors Signature*     11/1/2004       20.17%  9.66%   8.38%
A                       6/28/2005       20.40%  9.93%   8.64%
A**                     6/28/2005       13.51%  8.63%   7.55%
B*                      6/28/2005       19.67%  9.14%   7.86%
B***                    6/28/2005       15.67%  8.85%   7.74%
J*                      3/1/2001        20.37%  9.70%   7.85%
J***                    3/1/2001        19.37%  9.70%   7.85%
Institutional*          12/6/2000       21.18%  10.65%  9.36%
Preferred*              12/6/2000       20.91%  10.40%  9.13%
Select*                 12/6/2000       20.69%  10.22%  8.98%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISORS:
AllianceBernstein, L.P.
BNY Investment Advisors


MARKET CONDITIONS:
Equity markets were strong during the one-year period ending October 31, 2006. Investor optimism was buoyed by the Federal Reserve's decision to pause its two-year-plus monetary-tightening campaign on evidence that inflation pressures are easing as US economic growth gradually cools. With the exception of housing-related stocks, which declined on the effects of higher interest rates on the U.S. housing sector, all sectors advanced in the double digits. Rail and consumer cyclical stocks, including retailers, led markets. For the period, the Russell 1000 Value Index rose 21.5%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection in the consumer growth sector, including our pharmaceutical and media holdings, helped performance. Merck benefited as investors reacted positively to the outcomes of several Vioxx-related lawsuits against the company. Additionally, Merck maintained market share upon the generic release of its anti-cholesterol drug, Zocor. Meanwhile, Comcast benefited from strength in its internet-based phone service rollout and subscription growth for high speed internet. The Portfolio's energy holdings were also very strong, including Occidental Petroleum and Marathon Oil.

Somewhat mitigating these gains were the Portfolio's positions in Intel, Owens Illinois and Sprint Nextel. Shares of Intel fell on investor concerns regarding a slowdown in PC sales and share gains by AMD. Sprint Nextel fell after announcing that revenue growth fell short of Wall Street's forecast as the phone company signed up fewer wireless customers than expected.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Within the US equity market, valuation differences between attractively priced and expensive stocks are unusually compressed, and the value opportunity remains below average. A central tenet of the Portfolio's strategy is to keep risks in the portfolio proportional to the value opportunity and the portfolio's tracking error remains low. The Portfolio's large, fundamental research effort continues to search for the attractive value opportunities that exist among individual stocks.

BNY Investment Advisors (BNY) is a sub-advisor on a cash reserve account for this portfolio. The money is passively managed using Standard and Poor's 500 (S&P 500) futures that corresponds to the results of the S&P 500. This cash reserve is usually only a small portion of the portfolio and has little effect on the portfolio's performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
BNY was engaged as an additional sub-advisor on March 1, 2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS MIDCAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar              Partners MidCap
           Russell Midcap      Mid-Cap Growth              Growth Fund,
            Growth Index       Category Average          Advisors Select
12/6/00         10                   10                         10
10/01           7.31                 7.415                      6.22
10/02           6.023                6.886                      4.985
10/03           8.391                9.012                      6.985
10/04           9.127                9.524                      7.16
10/05           10.577               10.866                     8.401
10/06           12.112               12.156                     9.126


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       8.87%   8.50%   -1.87%
Advisors Select*        12/6/2000       8.63%   7.97%   -2.28%
Advisors Signature*     11/1/2004       8.46%   8.16%   -2.18%
A                       6/28/2005       8.64%   8.31%   -2.04%
A**                     6/28/2005       2.34%   7.02%   -3.02%
B*                      6/28/2005       7.74%   7.49%   -2.78%
B***                    6/28/2005       3.74%   7.19%   -2.96%
J*                      3/1/2001        8.51%   7.81%   1.71%
J***                    3/1/2001        7.51%   7.81%   1.71%
Institutional*          3/1/2001        9.41%   8.82%   2.63%
Preferred*              12/6/2000       9.05%   8.62%   -1.75%
Select*                 12/6/2000       9.03%   8.40%   -1.92%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Turner Investment Partners, Inc.


MARKET CONDITIONS:
Throughout the period, the market had to contend with investor uncertainty about possible Federal Reserve actions on interest rates, an acceleration in the inflation rate, higher energy prices and the strength of the economy. Investors fretted that the Fed would ultimately either hike rates not enough, which could intensify inflationary trends, or hike rates too much, which could bring on a recession. After 17 consecutive rate increases since 2004, the Fed held the line in August, and again in September and October, keeping its short-term federal-funds rate at 5.25%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio management team continues to manage the portfolio to be sector neutral to the Russell Midcap Growth Index, leaving stock selection as the key source of excess return versus the benchmark. During the 12-month period the healthcare sector caused the greatest amount of underperformance versus the benchmark. Within this sector the portfolio had success with Shire PLC, Celgene PLC and Thermo Fisher Scientific Inc. However, results in this sector were in-part weighed down by Humana Inc. and Forest Laboratories Inc. The technology sector also weighed down relative results, as SanDisk Corp., Openwave Systems Inc., and Rackable Systems Inc. detracted from performance. The consumer staples sector posted the greatest absolute (+50%) and relative performance. Excess return in the sector was driven by a position in Hansen Natural Corp. The producer durables sector was also a positive contributor to the portfolio on both an absolute and relative basis. Standouts for the quarter included Joy Global Inc. and Varian Semiconductor Equipment Associates Inc.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The investment philosophy of the portfolio is that earnings expectations drive stock prices. The fund invests in a diversified portfolio of companies that the portfolio believes have strong earnings prospects. The portfolio employs a fully invested strategy, with sector weightings that approximate those of the Russell Midcap Growth Index.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS MIDCAP GROWTH FUND I

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                                Morningstar                 Partners
          Russell Midcap       Mid-Cap Growth          MidCap Growth Fund I,
           Growth Index        Category Average           Institutional
12/29/03        10                    10                        10
10/04           10.479                10.242                    10.18
10/05           12.144                11.685                    11.9
10/06           13.906                13.073                    13.562


 Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        13.38%  11.70%
Advisors Select*        6/1/2004        13.15%  11.49%
Advisors Signature*     11/1/2004       12.93%  10.35%
A                       6/28/2005       13.21%  10.52%
A**                     6/28/2005       6.73%   8.24%
Institutional*          12/29/2003      13.97%  11.32%
Preferred*              6/1/2004        13.65%  12.08%
Select*                 6/1/2004        13.52%  11.87%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.



LOGO
LOGO

SUB-ADVISOR:
Mellon Equity Associates, LLP


MARKET CONDITIONS:
Equity markets were volatile over the past year, rising through mid spring, then falling into mid summer, and then rebounding sharply into the fall. By the end of October, the Russell MidCap Growth Index had more than doubled from market lows experienced in 2002. The past year was also a time period where the Federal Reserve had increased the Federal Funds rate to 5.25%, finally taking a pause in August. This pause in rates may indicate that economic growth was slowing, and that the pressure on inflation from rising commodity prices was moderating - in fact - energy prices and many commodity prices fell during the second half of 2006. We also saw over the past year investors begin to favor larger capitalization issues. After many years of mid cap and small cap issues outperforming larger cap stocks, the S&P 500 Index modestly outperformed the Russell MidCap Growth Index for the year ending October 31, 2006. Over longer time periods, though, the mid cap growth sector of the equity market has provided very competitive returns relative to larger cap issues.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio benefited from strong stock selection among health care and information services stocks. Among the health care related holdings, the portfolio had exposure to two growing areas in the health care industry - managed care and laboratory/diagnostic services. Among the managed care holdings, Humana was a strong performer. Humana continues to benefit from a strong demand and pricing for its health care and medical related services. The portfolio also owned Laboratory Corporation of America Holdings, which also contributed positively to performance. This firm provides laboratory and diagnostic services, and has experienced strong business trends over the past few quarters. Among the portfolio's information services holdings, the portfolio did not own satellite radio issues such as Sirius Satellite Radio and XM Satellite Radio. Both of these companies are members of the performance benchmark, and both were down substantially in price over the past year. Thus not owning these companies had a positive impact upon relative performance. Both of these firms have yet to make a profit, and given the competitive nature of the satellite radio market, did not appear to be attractive investments. As for negative influences upon the portfolio, holdings among industrial based companies provided disappointing results. Within this sector, a construction-related holding such as NVR moved downward in price based upon a slowing in demand for new residential housing, while aggregate producer Florida Rock Industries was under pressure for the same reason - a broad based slowdown in construction. (Both of these issues have been sold.) This same slowdown in building also had a negative impact upon some portfolio holdings among construction and design engineering firms. A number of the holdings among trucking and freight companies also provided disappointing results.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio will retain its diverse economic sector approach to portfolio construction relative to the performance benchmark - what that implies is portfolio economic sector exposures that are roughly in line with the benchmark. The portfolio will also stay fully invested at all times, with cash balances at less than 5% and being held purely for transactional purposes. We will also continue to use our quantitatively based model to guide stock selections to companies that offer good growth prospects at a reasonable valuation, along with clear visibility for their future prospects - firms that should be successful in an ever changing economic environment. By following this approach, this will allow individual stock selection to continue to drive the portfolio's future performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS MIDCAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar             Partners
        Russell MidCap         MidCap Value          MidCap Value Fund,
         Value Index         Category Average         Advisors Select
12/6/00       10                    10                     10
10/01         9.993                 10.228                 8.749
10/02         9.695                 8.354                  8.627
10/03         12.939                10.765                 11.036
10/04         15.492                12.378                 12.836
10/05         18.514                14.047                 14.799
10/06         22.311                16.452                 17.043


        Average Annual Total Returns
        as of October 31, 2006
        Class          Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.37%  14.76%  11.04%
Advisors Select*        12/6/2000       15.16%  14.27%  10.62%
Advisors Signature*     11/1/2004       15.02%  14.12%  10.47%
A                       6/28/2005       15.13%  14.26%  10.61%
A**                     6/28/2005       8.51%   12.90%  9.51%
B*                      6/28/2005       15.11%  13.59%  9.93%
B***                    6/28/2005       11.11%  13.35%  9.82%
J*                      3/1/2001        15.09%  14.10%  10.66%
J***                    3/1/2001        14.09%  14.10%  10.66%
Institutional*          12/6/2000       16.01%  15.12%  11.44%
Preferred*              12/6/2000       15.74%  14.83%  11.16%
Select*                 12/6/2000       15.57%  14.68%  11.02%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISORS:
Jacobs Levy Equity Management, Inc.
Neuberger Berman Management, Inc.


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
During the past year, stock selection within the Financial and Industrials sectors helped relative performance. However, quite a few factors detracted from relative performance. The two largest factors were an overweight to the energy sector and very weak stock selection within the Consumer Discretionary sector.

Jacobs Levy was added to the portfolio in June 2006 so most of the performance over the past year can be attributed to Neuberger Berman.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Neuberger Berman is responsible for approximately 45% of the overall Portfolio assets. They search the universe of mid-cap stocks for quality companies that they believe are inefficiently priced, either as the result of investor misperception or lack of interest in a particular industry group. During the past twelve months performance has been particularly hurt by stocks in the Consumer Discretionary sector, specifically homebuilders. These stocks have dropped in price considerably, but the portfolio manager has strong conviction in these holdings.

Jacobs Levy is responsible for approximately 55% of the overall Portfolio assets. They believe the market is permeated with inefficiencies that are substantial enough in number and effect to offer opportunities for profitable active investment. They use intensive statistical modeling of a wide range of stocks and a variety of proprietary factors to detect and exploit these opportunities. They use a quantitative approach to build a diversified portfolio of mid cap stocks. During their first four months on the portfolio, performance was hurt by relative sector and industry weightings compared to the Russell MidCap Value Index.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
The funds long-term record of strong performance has led to a significant increase in assets under management for the fund. As a result, Jacobs Levy Equity Management Inc. was added as a second sub-advisor to this fund on 6/30/2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND II

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar                 Partners
         Russell 2000        Small Growth          SmallCap Growth Fund II,
         Growth Index       Category Average          Advisors Select
12/6/00        10                10                            10
10/01          8.369             8.626                         6.681
10/02          6.564             9.153                         6.06
10/03          9.62              12.858                        8.212
10/04          10.152            13.47                         8.41
10/05          11.26             15.062                        9.408
10/06          13.182            17.046                        10.572

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       12.52%  9.98%   -0.94%
Advisors Select*        12/6/2000       12.37%  9.61%   -1.25%
Advisors Signature*     11/1/2004       12.17%  9.63%   -1.29%
A                       6/28/2005       12.12%  9.54%   -1.37%
A**                     6/28/2005       5.67%   8.25%   -2.36%
B*                      6/28/2005       11.31%  8.73%   -2.10%
B***                    6/28/2005       7.31%   8.45%   -2.27%
J*                      3/1/2001        12.12%  9.46%   3.52%
J***                    3/1/2001        11.12%  9.46%   3.52%
Institutional*          12/6/2000       13.13%  10.57%  -0.44%
Preferred*              12/6/2000       12.93%  10.29%  -0.65%
Select*                 12/6/2000       12.81%  10.10%  -0.82%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO

SUB-ADVISORS:
Emerald Advisers, Inc.
Essex Investment Management Company, LLC
UBS Global Asset Management (Americas), Inc.

MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection was the primary contributor to performance over the past twelve months. Performance was positive in the transportation sector but was offset by poor relative performance in the Materials and Real Estate sectors. A bet for momentum and against volatility detracted from performance.

The segment of the portfolio sub advised by Emerald helped performance for the past 12 months while portions sub advised by UBS and Essex held back performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
UBS is responsible for approximately 44% of the overall Portfolio assets. A quantitative valuation model is used to identify a targeted buy list of stocks using three primary factors - earnings revisions, analyst diffusion ((up estimates - down estimates) / total estimates) and the 12 month stock price return. Each stock is ranked in quintiles, with the top quintile as the targeted buy list. More traditional in-depth fundamental analysis is applied to provide confirmation of the earnings growth story. Over the past twelve months industry bets in Energy, Health Care and Materials were the largest detractors from performance.

Emerald is responsible for approximately 41% of the overall Portfolio assets. Emerald is a small cap growth stock specialist that uses in-depth research to identify attractive small cap growth companies. During the past twelve months stock selection added the most to performance. Fundamental factors (price/earnings ratio, price/book ratio, volatility and momentum) all detracted from performance.

Essex is responsible for approximately 14% of the overall Portfolio assets. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro cap stocks in addition to small caps.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
The funds long-term record of strong performance has led to a significant increase in assets under management for the product. As a result, Essex Investment Management was added as a third sub-advisor to this fund on 6/30/2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PREFERRED SECURITIES FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                                  Morningstar               Preferred
        Lehman Brothers       Intermediate-Term Bond     Securities Fund,
        Aggregate Bond Index    Category Average          Institutional
5/1/02          10                       10                     10
10/02           10.59                    10.392                 10.3
                10.98                    10.867                 11.061
10/03           11.11                    11.025                 11.314
10/04           11.724                   11.571                 11.916
10/05           11.856                   11.67                  12.163
10/06           12.471                   12.217                 13


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        6.30%   5.18%
Advisors Select*        6/1/2004        6.12%   4.96%
Advisors Signature*     11/1/2004       5.87%   5.04%
A                       6/28/2005       6.44%   5.43%
A**                     6/28/2005       1.37%   4.29%
J*                      12/29/2003      5.95%   3.19%
J***                    12/29/2003      4.95%   3.19%
Institutional*          5/1/2002        6.88%   6.00%
Preferred*              6/1/2004        6.62%   5.50%
Select*                 6/1/2004        6.50%   5.37%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




LOGO
LOGO

SUB-ADVISOR:
Spectrum Asset Management, Inc.


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio composition of 65% $25 par (retail) securities and 35% $1000 par (institutional) capital securities was the key enabler due to inherent differences between the two sectors. As both sectors are not strongly correlated, market inefficiencies were seized upon to provide additional performance. This was particularly important when investing inflows to the Portfolio throughout the year. The top holdings, Barclays 6.278% and Wachovia 7.25%, were strong performers mainly because of their long durations and tightening spreads. Over the year, the U.S. Treasury yield curve was largely unchanged in the long end but the short end increased in yield as the Federal Reserve (Fed) implemented a restrictive policy. The rise in short term rates caused high coupon callable securities to underperform, though their performance was still positive due to their high income. New security structures, referred to as "enhanced," were developed that make preferred security issuance more attractive to the issuing company because of higher equity credit. This encouraged a mammoth year for new supply. Many of these newer securities were issued at attractive yields and fostered some of the highest returns in the portfolio. The National Association of Insurance Commissions (NAIC) caused some market indigestion in March when it classified some preferred securities as common equity. Insurance companies would have been encouraged to sell certain hybrid securities; however the issue was adequately resolved in September. This interim aberration created trading opportunities between the capital securities and $25 par sectors that boosted performance. The purchase of JP Morgan 6.95%, an enhanced structure, was offset by the sale of JP Morgan $25 par securities, providing a net yield pick up of 30 bp. The JP Morgan 6.95% subsequently tightened by 20 bp, helping to provide alpha from the switch.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's strategy emphasizes a rigorous credit approach with a primary emphasis on investment grade hybrid preferred securities offering superior risk-adjusted yield premiums.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PRINCIPAL LIFETIME 2010 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        40% S&P 500/60%                                                Morningstar     Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers     Conservative       Target          Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation       2000-2014           2010 Fund,
            Index                Index                Index         Category Average Category Average      Advisors Select
3/1/01      10                   10                   10                10               10                   10
10/01       9.893                8.612                10.794            9.843            9.896                9.82
10/02       9.649                7.311                11.43             9.57             9.585                 9.429
10/03       10.74                8.832                11.991            10.576           10.631               10.768
10/04       11.508               9.663                12.654            11.214           11.331               11.856
10/05       11.995               10.505               12.797            11.638           11.850               12.68
10/06       13.153               12.222               13.461            12.618           13.017               14.172

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        11.94%   7.81%     6.54%
Advisors Select*        3/1/2001        11.77%   7.61%     6.34%
Advisors Signature*     11/1/2004       11.58%   7.46%     6.20%
A                       6/28/2005       11.78%   7.27%     5.99%
A**                     6/28/2005       5.34%    6.01%     4.89%
J*                      6/15/2001       11.88%   7.61%     6.64%
J***                    6/15/2001       10.88%   7.61%     6.64%
Institutional*          3/1/2001        12.64%   8.43%     7.15%
Preferred*              3/1/2001        12.31%   8.14%     6.86%
Select*                 3/1/2001        12.12%   8.00%     6.72%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




LOGO
LOGO

SUB-ADVISOR:
Principal Global Investors, LLC

MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the feds fund target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earnings announcements and inflationary pressures as a way to determine the next move in interest rates.

The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2020 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        50% S&P 500/50%                                               Morningstar      Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate         Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation       2015-2029          2020 Fund,
            Index                Index                Index         Category Average Category Average    Advisors Select
3/1/01      10                   10                   10                10               10                  10
10/01       9.674                8.612                10.794            9.314            9.332               9.68
10/02       9.232                7.311                11.43             8.552            8.613               9.157
10/03       10.424               8.832                11.991            9.909            10.014               10.642
10/04       11.21                9.663                12.654            10.641           10.855              11.713
10/05       11.769               10.505               12.797            11.452           11.714              12.811
10/06       13.035               12.222               13.461            12.821           13.355              14.64

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        14.52%    8.84%   7.16%
Advisors Select*        3/1/2001        14.28%    8.63%   6.96%
Advisors Signature*     11/1/2004       14.15%    8.51%   6.82%
A                       6/28/2005       14.34%    8.21%   6.51%
A**                     6/28/2005       7.76%     6.95%   5.41%
B*                      6/28/2005       13.57%    7.41%   5.72%
B***                    6/28/2005       9.57%     7.10%   5.58%
J*                      6/15/2001       14.55%    8.65%   7.35%
J***                    6/15/2001       13.55%    8.65%   7.35%
Institutional*          3/1/2001        15.23%    9.47%   7.76%
Preferred*              3/1/2001        14.91%    9.17%   7.48%
Select*                 3/1/2001        14.79%    9.03%   7.35%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2030 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        60% S&P 500/40%                                               Morningstar        Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate          Target         Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation          2030+             2030 Fund,
            Index                Index                Index         Category Average   Category Average   Advisors Select
3/1/01      10                   10                   10                10                 10                10
10/01       9.458                8.612                10.794            9.314              8.972             9.48
10/02       8.826                7.311                11.43             8.552              8.017             8.792
10/03       10.106               8.832                11.991            9.909              9.558             10.304
10/04       10.906               9.663                12.654            10.641             10.460            11.351
10/05       11.532               10.505               12.797            11.452             11.562            12.534
10/06       12.902               12.222               13.461            12.821             13.396            14.463

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        15.62%   9.04%    6.94%
Advisors Select*        3/1/2001        15.39%   8.81%    6.72%
Advisors Signature*     11/1/2004       15.21%   8.68%    6.60%
A                       6/28/2005       15.46%   8.38%    6.29%
A**                     6/28/2005       8.79%    7.11%    5.18%
B*                      6/28/2005       14.55%   7.56%    5.49%
B***                    6/28/2005       10.55%   7.26%    5.35%
J*                      6/15/2001       15.51%   8.76%    7.09%
J***                    6/15/2001       14.51%   8.76%    7.09%
Institutional*          3/1/2001        16.29%   9.64%    7.54%
Preferred*              3/1/2001        15.93%   9.35%    7.25%
Select*                 3/1/2001        15.75%   9.61%    7.45%

*    The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering price.
***  Reflects a Contingent Deferred Sales Charge.
^ During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2040 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        70% S&P 500/30%                                               Morningstar       Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate         Target       Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation         2030+             2040 Fund,
            Index                Index                Index         Category Average  Category Average   Advisors Select
3/1/01      10                  10                    10                10                10                10
10/01       9.245               8.612                 10.794            9.314             8.972             9.53
10/02       8.432               7.311                 11.43             8.552             8.017             8.697
10/03       9.788               8.832                 11.991            9.909             9.558             10.284
10/04       10.6                9.663                 12.654            10.641            10.460            11.318
10/05       11.288              10.505                12.797            11.452            11.562            12.592
10/06       12.574              12.222                13.461            12.821            13.396            14.571

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date     1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        15.91%   9.03%     7.04%
Advisors Select*        3/1/2001        15.72%   8.86%     6.87%
Advisors Signature*     11/1/2004       15.55%   8.67%     6.68%
A                       6/28/2005       15.93%   8.40%     6.40%
A**                     6/28/2005       9.29%    7.14%     5.30%
B*                      6/28/2005       15.03%   7.61%     5.62%
B***                    6/28/2005       11.03%   7.31%     5.48%
J*                      6/15/2001       15.89%   8.64%     7.13%
J***                    6/15/2001       14.89%   8.64%     7.13%
Institutional*          3/1/2001        16.60%   9.65%     7.65%
Preferred*              3/1/2001        16.27%   9.39%     7.38%
Select*                 3/1/2001        16.11%   9.21%     7.21%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates.

The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2050 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        80% S&P 500/20%                                               Morningstar        Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Large             Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond        Blend              2030+             2050 Fund,
            Index                Index                Index         Category Average   Category Average   Advisors Select
3/1/01      10                   10                   10                10                 10                10
10/01       9.034                8.612                10.794            8.521              8.972             9.19
10/02       8.049                7.311                11.43             8.728              8.017             8.175
10/03       9.47                 8.832                11.991            10.421             9.558             9.773
10/04       10.292               9.663                12.654            11.243             10.460            10.749
10/05       11.037               10.505               12.797            12.314             11.562            12.058
10/06       12.594               12.222               13.461            14.131             13.396            14.026

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        16.50%  9.01%   6.33%
Advisors Select*        3/1/2001        16.32%  8.82%   6.15%
Advisors Signature*     11/1/2004       16.14%  8.67%   5.96%
A                       6/28/2005       16.30%  8.27%   5.56%
A**                     6/28/2005       9.58%   7.00%   4.46%
B*                      03/15/2006      15.86%  8.41%   5.71%
B***                    03/15/2006      11.86%  8.12%   5.58%
J*                      6/15/2001       16.37%  8.42%   6.21%
J***                    6/15/2001       15.37%  8.42%   6.21%
Institutional*          3/1/2001        17.13%  9.63%   6.90%
Preferred*              3/1/2001        16.87%  9.33%   6.65%
Select*                 3/1/2001        16.76%  9.22%   6.53%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        20% S&P 500/80%                                               Morningstar       Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers     Conservative        Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation        2000-2014       Strategic Income
            Index                Index                Index         Category Average  Category Average   Advisors Select
3/1/01      10                   10                   10                10                10                10
10/01       10.338               8.612                10.794            9.843             9.896             9.98
10/02       10.517               7.311                11.43             9.57              9.585             9.769
10/03       11.37                8.832                11.991            10.576            10.631            10.905
10/04       12.092               9.663                12.654            11.214            11.331            12.021
10/05       12.417               10.505               12.797            11.638            11.850            12.617
10/06       13.338               12.222               13.461            12.618            13.017            13.774

Note: Past performance is not predictive of future performance.

      Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        9.19%   6.79%     5.95%
Advisors Select*        3/1/2001        9.17%   6.66%     5.81%
Advisors Signature*     11/1/2004       8.91%   6.48%     5.64%
A                       6/28/2005       9.16%   6.26%     5.41%
A**                     6/28/2005       3.96%   5.24%     4.51%
B*                      03/15/2006      8.59%   6.20%     5.36%
B***                    03/15/2006      4.59%   5.88%     5.22%
J*                      6/15/2001       9.20%   6.53%     5.90%
J***                    6/15/2001       8.20%   6.53%     5.90%
Institutional*          3/1/2001        9.90%   7.42%     6.57%
Preferred*              3/1/2001        9.56%   7.16%     6.31%
Select*                 3/1/2001        9.46%   7.00%     6.15%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities.
 However, the portfolio predominantly invests in fixed income funds. The fixed income markets were up during the year as the Federal Reserve (Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earnings announcements and inflationary pressures as a way to determine the next move in interest rates. In equities, small-cap and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equity also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

REAL ESTATE SECURITIES FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                 Morningstar             Real Estate
        Morgan Stanley      Specialty-Real Estate       Securities Fund,
         REIT Index           Category Average          Advisors Select
12/6/00       10                   10                           10
10/01         11.13                10.758                       10.039
10/02         11.875               8.76                         10.938
10/03         15.905               11.746                       14.589
10/04         20.597               15.148                       18.996
10/05         24.23                17.79                        22.719
10/06         33.382               24.111                       31.759

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       40.07%  26.30%  22.68%
Advisors Select*        12/6/2000       39.79%  25.90%  22.33%
Advisors Signature*     11/1/2004       39.62%  25.91%  22.30%
A                       6/28/2005       40.07%  26.15%  22.53%
A**                     6/28/2005       32.00%  24.65%  21.30%
B*                      6/28/2005       39.33%  25.30%  21.70%
B***                    6/28/2005       35.33%  25.14%  21.64%
J*                      3/1/2001        39.86%  25.77%  23.20%
J***                    3/1/2001        38.86%  25.77%  23.20%
Institutional*          3/1/2001        40.85%  26.96%  24.33%
Preferred*              12/6/2000       40.54%  26.53%  22.91%
Select*                 12/6/2000       40.32%  26.37%  22.78%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Real Estate Investors, LLC


MARKET CONDITIONS:
Real estate stocks once again bested all major U.S. equity indices, returning an impressive 37.8%. The Portfolio registered solid performance, outperforming the MSCI U.S. REIT Index. The combination of positive GDP growth, moderate employment growth and stable interest rates has created a favorable environment for commercial real estate. Occupancy levels and rental rates are increasing across all major property types, and investors are optimistic that further improvements will unfold throughout 2007. In addition, several mergers & acquisitions have been consummated -- primarily those involving the privatization of publicly traded REITs. Although the valuation gap has narrowed between public and private real estate pricing, REITs will continue to be attractive acquisition targets as private equity funds and advisors seek to invest the flood of capital earmarked for commercial real estate. These trends have served as a tailwind for higher REIT share prices.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio's outperformance was the result of both favorable stock selection and allocation among different property types. Among the more favorable contributions toward index relative performance came from security selection within office owners. Owners of office buildings located in New York City and Washington D.C. have delivered well above average results over the past year. Overweighting to three such companies has materially aided index relative performance: S.L. Green (+82.4%), Boston Properties (+59.1%) and Vornado (+53.9%). Security selection within the retail owners also materially improved index relative returns. An overweighting to shopping center owner Kimco Realty (+55.5%) was particularly advantageous for the portfolio. Avoidance of mall owner Mills Corp., which returned -64.6% amid significant financial problems, contributed dramatically to index relative results. The Portfolio was underweighted to owners of net lease and healthcare facilities, which significantly lagged the index. Leases in these facilities are typically long-term in nature, featuring low rental rate growth. Over the past year, investors have shown a preference for property sectors whose cash flow growth will be more closely aligned with the widespread improvement in real estate conditions.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. The Portfolio's strategy encompasses a bottom-up, fundamental research-based process that includes index relative portfolio construction with a quality bias.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SHORT-TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


        Lehman Brothers         Lehman Brothers             Morningstar
          Mutual Fund             Mutual Fund              Short-Term Bond      Short-Term Bond Fund,
     1-5 Gov't/Credit Index   1-3 Gov't/Credit Index      Category Average       Advisors Select
12/6/00       10                        10                      10                       10
10/01         11.129                    11.033                  10.97                    10.844
10/02         11.763                    11.575                  8.275                    11.247
10/03         12.241                    11.952                  8.512                    11.556
10/04         12.602                    12.215                  8.697                    11.695
10/05         12.639                    12.303                  8.765                    11.743
10/06         13.206                    12.842                  9.118                    12.194

       Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       3.99%   2.67%   3.91%
Advisors Select*        12/6/2000       3.84%   2.38%   3.61%
Advisors Signature*     11/1/2004       3.80%   2.38%   3.61%
A                       6/28/2005       4.29%   2.74%   3.98%
A**                     6/28/2005       2.74%   2.44%   3.72%
J*                      3/1/2001        3.86%   2.29%   3.07%
J***                    3/1/2001        2.86%   2.29%   3.07%
Institutional*          3/1/2001        4.61%   3.14%   3.94%
Preferred*              12/6/2000       4.35%   2.88%   4.13%
Select*                 12/6/2000       4.25%   2.63%   3.91%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
A continuation of reasonable U.S. economic growth and modest inflation concerns contributed to a slight rise in interest rates during the period. The change in rates was somewhat volatile, reflecting the market's changing expectations about economic growth, inflation and the Federal Reserve ("Fed") monetary policy. Once it became clear the economy would slow and inflation was reasonably contained the focus shifted to a Federal Reserve pause in raising the Fed funds rate. For the year, the Fed steadily withdrew its accommodative monetary policy by raising the Fed Funds target rate from 3.75% to 5.25%. This Fed intervention along with continued economic growth, contributed to a greater increase in short-term rates compared to long-term rates. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio's duration was in line to slightly shorter than that of the index over the period as interest rates rose, which benefited performance.

The Portfolio benefited from several out of index sector allocations including floating rate securities (primarily ABS and investment grade corporate bonds), CMBS and CMOs, as well as below investment grade corporate bonds, which were added during the fourth quarter of 2005. The Portfolio was underweighted versus the index to U.S. Treasuries, U.S. agencies and fixed-rate corporate bonds, which positively impacted performance, as these were the worst performing fixed income sectors during the one-year period. Agencies are securities issued by U.S. government agencies.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                           Morningstar
        Russell 2000       Small Blend           SmallCap Blend Fund,
           Index          Category Average        Advisors Select
12/6/00     10                  10                       10
10/01       9.729               10.399                   9.486
10/02       8.604               9.472                    8.743
10/03       12.334              13.056                   11.937
10/04       13.781              14.82                    12.921
10/05       15.446              16.853                   15.053
10/06       18.527              19.611                   17.285

Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       14.99%  12.92%  10.97%
Advisors Select*        12/6/2000       14.83%  12.75%  10.80%
Advisors Signature*     11/1/2004       14.69%  12.58%  10.64%
A                       6/28/2005       14.97%  12.82%  10.87%
A**                     6/28/2005       8.37%   11.50%  9.76%
B*                      6/28/2005       14.09%  11.99%  10.06%
B***                    6/28/2005       10.09%  11.74%  9.95%
J*                      3/1/2001        14.90%  12.63%  10.93%
J***                    3/1/2001        13.90%  12.63%  10.93%
Institutional*          3/1/2001        15.66%  13.57%  11.86%
Preferred*              12/6/2000       15.42%  13.30%  11.34%
Select*                 12/6/2000       15.77%  13.16%  11.21%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
While the small-cap market made nice gains over the last 12 months, most of the progress occurred from November through April. Beginning in early May the small-cap market gave up most of the year's gains but managed to recover most of those lost gains by the end of October. Concerns over higher inflation, rising energy prices and a slowdown in the housing market were important contributors to the market's mid-year decline. The subsequent reversal in energy prices helped fuel the market's recovery from that decline. The Materials sector was up 43% over past 12 months as this sector continued to benefit from strong worldwide demand for raw materials. The Health Care sector had the weakest one-year performance, posting returns of only 13%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Poor stock selection in Health Care, Financials and Information Technology resulted in the Portfolio's underperformance in these sectors. In particular, the Portfolio's underperformance in Health Care was most impacted by its holdings in Bausch & Lomb. Bausch & Lomb's ReNu with MoistureLoc, a contact lens care solution, was linked to a global outbreak of a serious eye infection. Furthermore, accounting irregularities at two minor foreign subsidiaries of Bausch & Lomb led to discoveries of additional accounting problems at other subsidiaries. Because of the deterioration in Bausch & Lomb's business fundamentals, the Portfolio sold its position in the company during the second quarter.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio's focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                           Morningstar
        Russell 2000       Small Value          SmallCap Value Fund,
         Value Index      Category Average         Advisors Select
12/6/00       10                10                      10
10/01         11.101            11.355                  9.824
10/02         10.82             9.38                    10.207
10/03         15.179            12.906                  14.261
10/04         17.91             15.047                  16.109
10/05         20.245            17.108                  18.817
10/06         24.881            19.956                  22.217

 Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       18.30%  17.93%  15.93%
Advisors Select*        12/6/2000       18.07%  17.73%  15.73%
Advisors Signature*     11/1/2004       17.90%  17.56%  15.56%
A                       6/28/2005       18.03%  17.52%  15.52%
A**                     6/28/2005       11.23%  16.13%  14.37%
B*                      6/28/2005       17.18%  16.80%  14.79%
B***                    6/28/2005       13.18%  16.58%  14.70%
J*                      3/1/2001        18.12%  17.57%  15.13%
J***                    3/1/2001        17.12%  17.57%  15.13%
Institutional*          3/1/2001        18.99%  18.63%  16.16%
Preferred*              12/6/2000       18.64%  18.30%  16.27%
Select*                 12/6/2000       18.52%  18.15%  16.13%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The fiscal year was characterized by uncertainty regarding the future course of the U.S. economy. Concerns over the impact of a slowdown in the residential real estate markets, along with general economic slowing in the wake of rising interest rates, kept investors on edge during the year. The small-cap market still managed to post relatively strong returns.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio was driven by stock selection. Positive selection in Industrials and Basic Materials was offset by relative weakness in Financials, Health Care, and Information Technology. The Portfolio's holdings in the Industrial sector advanced by more than 40% during the fiscal year, with an emphasis on companies exposed to two end markets - non residential construction and aerospace and defense. These markets continue to be fundamentally the most attractive in the Industrial sector. The Portfolio's holdings in the Financial sector, which make up nearly one third of the overall Portfolio, lagged the index during the year. While banks traditionally come under pressure during a rising interest rate environment, it was the Portfolio's Insurance holdings that most negatively impacted performance. Two companies in particular, Scottish Re, a life insurer, and CRM Holdings, a provider of workers compensation insurance, stumbled dramatically during the year. Within Health Care, Symmetry Medical, a provider of orthopedic implants, was particularly weak. This market, which is expected to be driven by the aging population, continues to post growth below expectations. In Technology, Genesis Microchip, which produces semiconductor chips for LCD monitors and televisions, has failed to live up to expectations. The Portfolio continues to focus on high quality companies with improving fundamentals and attractive valuation. Proprietary research has shown that companies that exhibit these characteristics outperform over time.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

TAX EXEMPT BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN CLASS A SHARES


                                 Morningstar
        Lehman Brothers         Muni National Long      Tax-Exempt Bond Fund,
       Municipal Bond Index    Category Average                Class A
                10                    10                        9.525
10/97           10.849                10.832                    10.354
10/98           11.719                11.612                    11.054
10/99           11.512                11.116                    10.777
10/00           12.492                11.871                    11.403
10/01           13.805                12.983                    12.461
10/02           14.615                13.487                    13.164
10/03           15.362                14.117                    13.723
10/04           16.288                14.878                    14.452
10/05           16.702                15.19                     14.702
10/06           17.662                16.027                    15.522


 Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
Class  Inception Date  1 Year  5 Years 10 Years  Life of Fund
A       3/20/1986       5.58%   4.50%   5.01%        6.46%
A**     3/20/1986       0.58%   3.49%   4.50%        6.21%
B*      12/9/1994       5.13%   3.95%   4.59%        5.86%
B***    12/9/1994       1.13%   3.60%   4.59%        5.86%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




LOGO
LOGO


SUB-ADVISOR:
Nuveen Asset Management
Principal Global Investors, LLC


MARKET CONDITIONS:
A continuation of reasonable U.S. economic growth and modest inflation concerns contributed to a slight rise in interest rates during the period. The change in rates was somewhat volatile, reflecting the market's changing expectations about economic growth, inflation and the Federal Reserve ("Fed") monetary policy. Once it became clear the economy would slow and inflation was reasonably contained the focus shifted to a Federal Reserve pause in raising the Fed funds rate. For the year, the Fed steadily withdrew its accommodative monetary policy by raising the Fed Funds target rate from 3.75% to 5.25%. This Fed intervention along with continued economic growth, contributed to a greater increase in short-term rates compared to long-term rates. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio performance lagged the index at the beginning of the period when the portfolio was too defensively positioned in response to the Federal Reserve Bank's then ongoing tightening policy. A more aggressive stance on credit and yield curve allocation helped boost performance and resulted in strong performance over the final 10 months of the year. Yield curve placement played a significant role in performance for the year. In general, longer bonds outperformed shorter bonds. The portfolio benefited from the sale of bonds with short call dates and reinvesting the proceeds into longer non-callable bonds. An increased allocation to the 15-30 year range also boosted performance as long tax exempt bonds performed very well as a result of strong demand from non-traditional buyers such as hedge funds and foreign investors. From a sector allocation perspective, healthy allocations to healthcare, housing and industrial development revenue bonds boosted performance as these sectors outperformed the overall market. These sectors tend to offer more yield than most other municipal sectors and have performed well in the current environment where the demand for incremental yield is very high. The portfolio also benefited from some of its holdings getting pre-refunded. When a municipal bond is pre-refunded, the bond is typically defeased to its call date. This can result in significant price appreciation. One of the strategies of the portfolio has been to invest in bonds that were strong refunding candidates and this strategy paid dividends over the previous three months.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
Nuveen was added as a municipal sub-advisor to the Fund on March 1, 2006. Nuveen exclusively manages the high yield segment of the portfolio.

NOTE: The above comments refer specifically to the Class A shares of the Fund.

ULTRA SHORT BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


          6 Month LIBOR         Morningstar
        (London Interbank      Ultra-Short Bond          Ultra Short Bond Fund,
        Offered Rate) Index     Category Average         Advisors Select
6/15/01         10                      10                      10
10/01           10.164                  10.349                  10.144
10/02           10.383                  10.607                  10.499
10/03           10.526                  10.799                  10.768
10/04           10.663                  10.946                  10.973
10/05           10.981                  11.182                  11.169
10/06           11.531                  11.675                  11.654


The graph shows the Fund's and the Index's performance from the Fund's inception date, 6/15/2001. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 6/30/2001.

 Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     6/15/2001       4.73%   3.03%   3.10%
Advisors Select*        6/15/2001       4.34%   2.81%   2.88%
Advisors Signature*     11/1/2004       4.21%     -     2.92%
A                       6/15/2001       4.58%   3.06%   3.11%
A**                     6/15/2001       3.55%   2.85%   2.92%
J*                      6/15/2001       4.31%   2.71%   2.79%
J***                    6/15/2001       3.31%   2.71%   2.79%
Institutional*          6/15/2001       4.98%   3.72%   3.78%
Preferred*              6/15/2001       4.85%   3.31%   3.39%
Select*                 6/15/2001       4.73%   3.17%   3.24%

*       The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering Price.
***     Reflects a Contingent Deferred Sales Charge.



LOGO
LOGO


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
A continuation of reasonable U.S. economic growth and modest inflation concerns contributed to a slight rise in interest rates during the period. The change in rates was somewhat volatile, reflecting the market's changing expectations about economic growth, inflation and the Federal Reserve ("Fed") monetary policy. Once it became clear the economy would slow and inflation was reasonably contained the focus shifted to a Federal Reserve pause in raising the Fed funds rate. For the year, the Fed steadily withdrew its accommodative monetary policy by raising the Fed Funds target rate from 3.75% to 5.25%. This Fed intervention along with continued economic growth, contributed to a greater increase in short-term rates compared to long-term rates. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The underperformance was due primarily to the Portfolio's weighting to relatively longer duration assets, mainly CMBS, investment-grade corporate bonds and adjustable-rate mortgage-backed securities, as interest rates generally rose over the last 12 months. Over the year, as short-term interest rates increased, the Portfolio benefited from a large allocation to floating-rate securities, primarily ABS, collateralized mortgage obligations (CMOs) and investment-grade corporate bonds. The Portfolio's duration was in line to slightly shorter than that of the index over the period, which benefited performance.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

IMPORTANT NOTES


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006


As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund or Principal LifeTime Strategic Income Fund, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2006), unless otherwise noted.
         Actual Expenses
         The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
         Hypothetical Example for Comparison Purposes
         The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                   Beginning                                        Expenses Paid
                                             ---------------------           Ending                 During Period
                                                 Account Value            Account Value            May 1, 2006 to        Annualized
                                                  May 1, 2006            October 31, 2006      October 31, 2006(  a)   Expense Ratio
Based On Actual Return
Bond & Mortgage Securities Fund
     Class A                                        $1,000.00               $1,043.72                   $ 4.84               0.94%
     Class B                                        1,000.00                 1,040.28                    8.23               1.60
Disciplined LargeCap Blend Fund
     Class A                                        1,000.00                 1,043.51                    6.23               1.21
     Class B                                        1,000.00                 1,038.44                   11.97               2.33
Diversified International Fund
     Class A                                        1,000.00                 1,005.61                    7.18               1.42
     Class B                                        1,000.00                 1,002.81                   10.55               2.09
Equity Income Fund
     Class A                                        1,000.00                 1,090.95                    6.22               1.18
     Class B                                        1,000.00                 1,084.43                   11.66               2.22
Government & High Quality Bond Fund
     Class A                                        1,000.00                 1,038.38                    4.78               0.93
     Class B                                        1,000.00                 1,033.92                    9.18               1.79
Inflation Protection Fund
     Class A                                        1,000.00                 1,040.42                    4.63               0.90
International Emerging Markets Fund
     Class A                                        1,000.00                  985.59                    10.06               2.01
     Class B                                        1,000.00                  982.27                    13.54               2.71
LargeCap Growth Fund
     Class A                                        1,000.00                 1,005.17                    5.76               1.14
     Class B                                        1,000.00                 1,000.00                   11.54               2.29
LargeCap S&P 500 Index Fund
     Class A                                        1,000.00                 1,057.94                    3.63               0.70
LargeCap Value Fund
     Class A                                        1,000.00                 1,064.12                    4.68               0.90
     Class B                                        1,000.00                 1,056.05                   11.45               2.21
MidCap Blend Fund
     Class A                                        1,000.00                 1,040.53                    5.25               1.02
     Class B                                        1,000.00                 1,039.16                    6.78               1.32
Money Market Fund
     Class A                                        1,000.00                 1,024.21                    2.65               0.52
     Class B                                        1,000.00                 1,018.67                    8.14               1.60
Partners LargeCap Blend Fund
     Class A                                        $1,000.00               $1,054.53                   $ 7.30               1.41%
     Class B                                        1,000.00                 1,052.00                   10.14               1.96
Partners LargeCap Blend Fund I
     Class A                                        1,000.00                 1,039.56                    5.65               1.10
     Class B                                        1,000.00                 1,034.14                   11.74               2.29
Partners LargeCap Growth Fund I
     Class A                                        1,000.00                 1,017.22                    8.24               1.62
     Class B                                        1,000.00                 1,013.63                   12.28               2.42
Partners LargeCap Growth Fund II
     Class A                                        1,000.00                 1,040.84                    8.69               1.70
Partners LargeCap Value Fund
     Class A                                        1,000.00                 1,070.05                    7.46               1.43
     Class B                                        1,000.00                 1,067.31                   10.63               2.04
Partners MidCap Growth Fund
     Class A                                        1,000.00                  914.89                     8.45               1.75
     Class B                                        1,000.00                  910.51                    12.04               2.50
Partners MidCap Growth Fund I
     Class A                                        1,000.00                  982.95                     8.90               1.75
Partners MidCap Value Fund
     Class A                                        1,000.00                 1,019.85                    8.96               1.75
     Class B                                        1,000.00                 1,015.98                   12.86               2.50
Partners SmallCap Growth Fund II
     Class A                                        1,000.00                  936.38                     9.52               1.95
     Class B                                        1,000.00                  933.00                    13.20               2.70
Preferred Securities Fund
     Class A                                        1,000.00                 1,065.06                    5.21               1.00
Principal LifeTime 2010 Fund
     Class A                                        1,000.00                 1,050.63                    2.58               0.50
Principal LifeTime 2020 Fund
     Class A                                        1,000.00                 1,051.22                    2.59               0.50
     Class B                                        1,000.00                 1,047.33                    6.45               1.25
Principal LifeTime 2030 Fund
     Class A                                        1,000.00                 1,047.62                    2.58               0.50
     Class B                                        1,000.00                 1,042.94                    6.39               1.25
Principal LifeTime 2040 Fund
     Class A                                        1,000.00                 1,044.27                    2.58               0.50
     Class B                                        1,000.00                 1,039.91                    6.43               1.25
Principal LifeTime 2050 Fund
     Class A                                        1,000.00                 1,037.93                    2.57               0.50
     Class B                                        1,000.00                 1,034.21                    6.36               1.24
Principal LifeTime Strategic Income Fund
     Class A                                        1,000.00                 1,046.84                    2.58               0.50
     Class B                                        1,000.00                 1,042.94                    6.39               1.24
Real Estate Securities Fund
     Class A                                        1,000.00                 1,175.54                    7.84               1.43
     Class B                                        1,000.00                 1,172.94                    9.86               1.80
Short-Term Bond Fund
     Class A                                        1,000.00                 1,027.98                    4.80               0.94
SmallCap Blend Fund
     Class A                                        1,000.00                  975.20                     7.12               1.43
     Class B                                        1,000.00                  971.62                    10.19               2.05
SmallCap Value Fund
     Class A                                        1,000.00                 1,014.79                    7.31               1.45
     Class B                                        1,000.00                 1,010.56                   11.10               2.20
Tax-Exempt Bond Fund
     Class A                                        1,000.00                 1,041.23                    3.91               0.76
     Class B                                        1,000.00                 1,039.71                    5.86               1.15
Ultra Short Bond Fund
     Class A                                        1,000.00                 1,024.45                    3.83               0.75


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                    Beginning                                      Expenses Paid
                                             ------------------------         Ending               During Period
                                                  Account Value            Account Value           May 1, 2006 to       Annualized
                                                   May 1, 2006           October 31, 2006     October 31, 2006(  a)    Expense Ratio
Based On Assumed 5% Return
Bond & Mortgage Securities Fund
     Class A                                         $1,000.00                $1,020.47                $ 4.79               0.94%
     Class B                                         1,000.00                 1,017.14                  8.13               1.60
Disciplined LargeCap Blend Fund
     Class A                                         1,000.00                 1,019.11                  6.16               1.21
     Class B                                         1,000.00                 1,013.46                  11.82              2.33
Diversified International Fund
     Class A                                         1,000.00                 1,018.05                  7.22               1.42
     Class B                                         1,000.00                 1,014.67                  10.61              2.09
Equity Income Fund
     Class A                                         1,000.00                 1,019.26                  6.01               1.18
     Class B                                         1,000.00                 1,014.01                  11.27              2.22
Government & High Quality Bond Fund
     Class A                                         1,000.00                 1,020.52                  4.74               0.93
     Class B                                         1,000.00                 1,016.18                  9.10               1.79
Inflation Protection Fund
     Class A                                         1,000.00                 1,020.67                  4.58               0.90
International Emerging Markets Fund
     Class A                                         1,000.00                 1,015.07                  10.21              2.01
     Class B                                         1,000.00                 1,011.54                  13.74              2.71
LargeCap Growth Fund
     Class A                                         1,000.00                 1,019.46                  5.80               1.14
     Class B                                         1,000.00                 1,013.66                  11.62              2.29
LargeCap S&P 500 Index Fund
     Class A                                         1,000.00                 1,021.68                  3.57               0.70
LargeCap Value Fund
     Class A                                         1,000.00                 1,020.67                  4.58               0.90
     Class B                                         1,000.00                 1,014.06                  11.22              2.21
MidCap Blend Fund
     Class A                                         1,000.00                 1,020.06                  5.19               1.02
     Class B                                         1,000.00                 1,018.55                  6.72               1.32
Money Market Fund
     Class A                                         1,000.00                 1,022.58                  2.65               0.52
     Class B                                         1,000.00                 1,017.14                  8.13               1.60
Partners LargeCap Blend Fund
     Class A                                         1,000.00                 1,018.10                  7.17               1.41
     Class B                                         1,000.00                 1,015.32                  9.96               1.96
Partners LargeCap Blend Fund I
     Class A                                         1,000.00                 1,019.66                  5.60               1.10
     Class B                                         1,000.00                 1,013.66                  11.62              2.29
Partners LargeCap Growth Fund I
     Class A                                         1,000.00                 1,017.04                  8.24               1.62
     Class B                                         1,000.00                 1,013.01                  12.28              2.42
Partners LargeCap Growth Fund II
     Class A                                         1,000.00                 1,016.69                  8.59               1.70
Partners LargeCap Value Fund
     Class A                                         1,000.00                 1,018.00                  7.27               1.43
     Class B                                         1,000.00                 1,014.92                  10.36              2.04
Partners MidCap Growth Fund
     Class A                                         1,000.00                 1,016.38                  8.89               1.75
     Class B                                         1,000.00                 1,012.60                  12.68              2.50
Partners MidCap Growth Fund I
     Class A                                         1,000.00                 1,016.23                  9.05               1.75
Partners MidCap Value Fund
     Class A                                         1,000.00                 1,016.33                  8.94               1.75
     Class B                                         1,000.00                 1,012.45                  12.83              2.50
Partners SmallCap Growth Fund II
     Class A                                         1,000.00                 1,015.38                  9.91               1.95
     Class B                                         1,000.00                 1,011.54                  13.74              2.70
Preferred Securities Fund
     Class A                                         1,000.00                 1,020.16                  5.09               1.00
Principal LifeTime 2010 Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
Principal LifeTime 2020 Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
     Class B                                         1,000.00                 1,018.90                  6.36               1.25
Principal LifeTime 2030 Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
     Class B                                         1,000.00                 1,018.95                  6.31               1.25

Principal LifeTime 2040 Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
     Class B                                         1,000.00                 1,018.90                  6.36               1.25
Principal LifeTime 2050 Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
     Class B                                         1,000.00                 1,018.95                  6.31               1.24
Principal LifeTime Strategic Income Fund
     Class A                                         1,000.00                 1,022.68                  2.55               0.50
     Class B                                         1,000.00                 1,018.95                  6.31               1.24
Real Estate Securities Fund
     Class A                                         1,000.00                 1,018.00                  7.27               1.43
     Class B                                         1,000.00                 1,016.13                  9.15               1.80
Short-Term Bond Fund
     Class A                                         1,000.00                 1,020.47                  4.79               0.94
SmallCap Blend Fund
     Class A                                         1,000.00                 1,018.00                  7.27               1.43
     Class B                                         1,000.00                 1,014.87                  10.41              2.05
SmallCap Value Fund
     Class A                                         1,000.00                 1,017.95                  7.32               1.45
     Class B                                         1,000.00                 1,014.17                  11.12              2.20
Tax-Exempt Bond Fund
     Class A                                         1,000.00                 1,021.37                  3.87               0.76
     Class B                                         1,000.00                 1,019.46                  5.80               1.15
Ultra Short Bond Fund
     Class A                                         1,000.00                 1,021.42                  3.82               0.75



(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).



                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006


                                                                            Bond & Mortgage       Disciplined        Diversified
                                                                               Securities          LargeCap         International
                                                                                  Fund            Blend Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................   $ 2,986,906,680     $ 1,080,705,983      $ 673,327,083
Foreign currency--at cost.................................................               $ -                $  -          $ 111,651
Assets
Investment in securities--at value  ...................................... $ 2,990,646,999(a)  $ 1,193,230,472(a)   $ 799,682,488(a)
Foreign currency--at value................................................                 -                   -            111,891
Cash......................................................................         5,623,109              10,047            439,898
Receivables:
     Capital Shares sold..................................................         9,330,130              34,721            612,159
     Dividends and interest...............................................        19,698,585             803,612          1,153,161
     Foreign tax refund...................................................                 -                   -             16,240
     Investment securities sold...........................................        14,162,238          21,056,827          4,117,811
     Unrealized gain on swap agreements...................................         1,262,508                   -                  -
     Variation margin on futures contracts................................           174,319                   -                  -
Other assets..............................................................             7,088               4,780              4,747
                                                            Total Assets       3,040,904,976       1,215,140,459        806,138,395
Liabilities
Accrued management and investment advisory fees...........................           204,386             124,101            135,603
Accrued administrative service fees.......................................             5,749                 471              3,873
Accrued distribution fees.................................................            40,015              16,911             53,540
Accrued service fees......................................................             7,116                 537              4,709
Accrued transfer and administrative fees..................................           142,244              52,521            197,696
Accrued other expenses....................................................            50,389              12,014             49,072
Payables:
     Capital Shares reacquired............................................            32,722              21,858             83,592
     Deferred foreign tax.................................................                 -                   -             27,992
     Dividends payable....................................................         8,758,301                   -                  -
     Investment securities purchased......................................       518,785,389          21,152,235          4,936,701
     Variation margin on futures contracts ...............................            69,212                   -                  -
Collateral obligation on securities loaned, at value......................       472,383,471          95,155,000          6,921,000
                                                       Total Liabilities       1,000,478,994         116,535,648         12,413,778
Net Assets Applicable to Outstanding Shares...............................   $ 2,040,425,982     $ 1,098,604,811      $ 793,724,617
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 2,053,013,149       $ 956,449,739      $ 594,198,465
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         1,038,672           8,556,568          4,929,394
Accumulated undistributed (overdistributed) net realized gain (loss)......       (18,953,719)         21,074,015         68,238,229
Net unrealized appreciation (depreciation) of investments.................         5,327,880         112,524,489        126,327,413
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -             31,116
                                                        Total Net Assets     $ 2,040,425,982     $ 1,098,604,811      $ 793,724,617
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       615,000,000         705,000,000        905,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 50,633,118         $ 5,739,546       $ 44,460,634
     Shares Issued and Outstanding........................................         4,765,363             359,608          3,114,705
     Net Asset Value per share............................................           $ 10.63             $ 15.96            $ 14.27
Advisors Select: Net Assets...............................................      $ 42,548,159         $ 1,936,622       $ 22,784,136
     Shares Issued and Outstanding........................................         4,014,912             121,793          1,606,870
     Net Asset Value per share............................................           $ 10.60             $ 15.90            $ 14.18
Advisors Signature: Net Assets............................................       $ 4,535,721         $ 1,243,789        $ 3,787,020
     Shares Issued and Outstanding........................................           425,359              77,879            265,993
     Net Asset Value per share............................................           $ 10.66             $ 15.97            $ 14.24
Class A: Net Assets.......................................................     $ 168,766,805        $ 95,017,970      $ 366,674,947
     Shares Issued and Outstanding........................................        15,812,710           5,912,325         25,581,774
     Net Asset Value per share............................................           $ 10.67             $ 16.07            $ 14.33
     Maximum Offering Price(b)............................................           $ 11.20             $ 17.05            $ 15.20
Class B: Net Assets.......................................................      $ 25,383,518        $ 13,116,856       $ 48,040,137
     Shares Issued and Outstanding........................................         2,378,359             822,733          3,368,862
     Net Asset Value per share(c).........................................           $ 10.67             $ 15.94            $ 14.26
Class J: Net Assets.......................................................     $ 237,417,436                 N/A      $ 192,920,278
     Shares Issued and Outstanding........................................        22,157,842                             13,579,728
     Net Asset Value per share(c).........................................           $ 10.71                                $ 14.21
Institutional: Net Assets.................................................   $ 1,397,635,862       $ 974,790,296       $ 44,938,750
     Shares Issued and Outstanding........................................       130,983,694          60,522,861          3,130,147
     Net Asset Value per share............................................           $ 10.67             $ 16.11            $ 14.36
Preferred: Net Assets.....................................................      $ 95,495,976         $ 1,564,793       $ 53,608,702
     Shares Issued and Outstanding........................................         8,978,957              97,491          3,738,822
     Net Asset Value per share............................................           $ 10.64             $ 16.05            $ 14.34
Select: Net Assets........................................................      $ 18,009,387         $ 5,194,939       $ 16,510,013
     Shares Issued and Outstanding........................................         1,672,742             324,422          1,142,097
     Net Asset Value per share............................................           $ 10.77             $ 16.01            $ 14.46

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Bond & Mortgage Securities Fund, and 5.75% of the offering price or 6.10% of the net asset value for Disciplined LargeCap Blend Fund and Diversified International Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See accompanying notes.                                                     44

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                                  Government
                                                                                 Equity         & High Quality        Inflation
                                                                              Income Fund          Bond Fund       Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 112,630,468       $ 567,086,977      $ 177,962,267
Assets
Investment in securities--at value  ...................................... $ 128,920,342(  a)    $ 565,842,561(a)   $ 175,857,518(a)
Cash......................................................................         1,175,304             159,347            361,296
Receivables:
     Capital Shares sold..................................................            28,495           1,187,587            649,896
     Dividends and interest...............................................           247,219           2,092,339            881,453
     Expense reimbursement from Manager...................................                 -                   -              1,214
     Investment securities sold...........................................           387,469           6,649,295                  -
     Unrealized gain on swap agreements...................................                 -             113,194            426,079
     Variation margin on futures contracts................................                 -              44,303              3,238
Other assets..............................................................             1,454              18,964                  -
                                                            Total Assets         130,760,283         576,107,590        178,180,694
Liabilities
Accrued management and investment advisory fees...........................            13,646              29,679              9,271
Accrued administrative service fees.......................................                 -                 928                 58
Accrued distribution fees.................................................             6,093              22,412                804
Accrued service fees......................................................                 -               1,145                 68
Accrued transfer and administrative fees..................................            42,725             121,127              4,504
Accrued other expenses....................................................            10,635              32,046             10,430
Payables:
     Capital Shares reacquired............................................            10,396              92,968             20,299
     Dividends payable....................................................                 -           1,327,488            520,304
     Investment securities purchased......................................           754,654         100,819,729          1,500,000
     Unrealized loss on swap agreements...................................                 -                   -            135,356
     Variation margin on futures contracts ...............................                 -             158,744              4,012
Collateral obligation on securities loaned, at value......................        11,145,000          85,646,919         53,667,958
                                                       Total Liabilities          11,983,149         188,253,185         55,873,064
Net Assets Applicable to Outstanding Shares...............................     $ 118,777,134       $ 387,854,405      $ 122,307,630
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 112,259,910       $ 402,015,946      $ 125,599,536
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           198,353              49,725             21,266
Accumulated undistributed (overdistributed) net realized gain (loss)......        (9,972,042)        (12,855,912)        (1,499,422)
Net unrealized appreciation (depreciation) of investments.................        16,289,874          (1,355,354)        (1,813,750)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................             1,039                   -                  -
                                                        Total Net Assets       $ 118,777,134       $ 387,854,405      $ 122,307,630
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       100,000,000         730,000,000        680,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A         $ 8,516,968          $ 780,892
     Shares Issued and Outstanding........................................                               845,352             81,757
     Net Asset Value per share............................................                               $ 10.08             $ 9.55
Advisors Select: Net Assets...............................................               N/A         $ 8,588,413          $ 545,960
     Shares Issued and Outstanding........................................                               852,559             57,247
     Net Asset Value per share............................................                               $ 10.07             $ 9.54
Advisors Signature: Net Assets............................................               N/A           $ 657,449           $ 41,334
     Shares Issued and Outstanding........................................                                64,948              4,330
     Net Asset Value per share............................................                               $ 10.12             $ 9.55
Class A: Net Assets.......................................................     $ 104,937,072       $ 211,705,364        $ 3,850,894
     Shares Issued and Outstanding........................................         7,879,927          20,901,301            398,276
     Net Asset Value per share............................................           $ 13.32             $ 10.13             $ 9.67
     Maximum Offering Price(b)............................................           $ 14.13             $ 10.64            $ 10.15
Class B: Net Assets.......................................................      $ 13,840,062        $ 38,018,155                N/A
     Shares Issued and Outstanding........................................         1,043,514           3,751,969
     Net Asset Value per share(c).........................................           $ 13.26             $ 10.13
Class J: Net Assets.......................................................               N/A       $ 105,222,085        $ 5,650,280
     Shares Issued and Outstanding........................................                            10,365,314            588,539
     Net Asset Value per share(c).........................................                               $ 10.15             $ 9.60
Institutional: Net Assets.................................................               N/A             $ 9,874      $ 110,929,711
     Shares Issued and Outstanding........................................                                   976         11,596,448
     Net Asset Value per share............................................                               $ 10.12             $ 9.57
Preferred: Net Assets.....................................................               N/A        $ 13,125,608          $ 119,772
     Shares Issued and Outstanding........................................                             1,299,847             12,531
     Net Asset Value per share............................................                               $ 10.10             $ 9.56
Select: Net Assets........................................................               N/A         $ 2,010,489          $ 388,787
     Shares Issued and Outstanding........................................                               199,118             40,707
     Net Asset Value per share............................................                               $ 10.10             $ 9.55


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Equity Income Fund and 4.75% of the offering price or 4.99% of the net asset value for Government & High Quality Bond Fund and Inflation Protection Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006





====================================================================================================================================
                                                                             International                             LargeCap
                                                                                Emerging           LargeCap         S&P 500 Index
                                                                              Markets Fund        Growth Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 295,356,577       $ 970,908,177      $ 872,885,787
Foreign currency--at cost.................................................         $ 468,983                $  -               $  -
Assets
Investment in securities--at value  ...................................... $ 343,705,808(  a)  $ 1,079,786,004(a) $ 1,038,161,775(a)
Foreign currency--at value................................................           470,089                   -                  -
Cash......................................................................         1,536,392              16,996             13,744
Receivables:
     Capital Shares sold..................................................         1,319,909             690,356            439,087
     Dividends and interest...............................................           375,353             288,672            782,960
     Investment securities sold...........................................         1,892,468                   -                  -
Other assets..............................................................               201              12,379                286
                                                            Total Assets         349,300,220       1,080,794,407      1,039,397,852
Liabilities
Accrued management and investment advisory fees...........................            75,326              98,555             27,111
Accrued administrative service fees.......................................               745               3,317             12,329
Accrued distribution fees.................................................            15,569              59,430             49,514
Accrued service fees......................................................               902               3,992             15,251
Accrued transfer and administrative fees..................................            79,896             165,239            138,177
Accrued other expenses....................................................            24,647              39,877             53,815
Payables:
     Capital Shares reacquired............................................           260,772              78,941             63,721
     Deferred foreign tax.................................................           122,092                   -                  -
     Investment securities purchased......................................         2,327,876           4,437,568            236,028
Collateral obligation on securities loaned, at value......................        13,708,000         123,441,000         97,151,000
                                                       Total Liabilities          16,615,825         128,327,919         97,746,946
Net Assets Applicable to Outstanding Shares...............................     $ 332,684,395       $ 952,466,488      $ 941,650,906
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 255,783,319       $ 976,711,370      $ 769,412,887
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         1,200,879           2,272,852          8,651,257
Accumulated undistributed (overdistributed) net realized gain (loss)......        27,469,514        (135,395,561)        (2,538,476)
Net unrealized appreciation (depreciation) of investments.................        48,227,139         108,877,827        166,125,238
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................             3,544                   -                  -
                                                        Total Net Assets       $ 332,684,395       $ 952,466,488      $ 941,650,906
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         815,000,000        585,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 6,949,289        $ 35,647,380      $ 129,816,861
     Shares Issued and Outstanding........................................           284,599           4,417,689         13,163,211
     Net Asset Value per share............................................           $ 24.42              $ 8.07             $ 9.86
Advisors Select: Net Assets...............................................       $ 3,981,149        $ 16,878,232       $ 70,429,622
     Shares Issued and Outstanding........................................           163,987           2,185,674          7,159,425
     Net Asset Value per share............................................           $ 24.28              $ 7.72             $ 9.84
Advisors Signature: Net Assets............................................       $ 1,641,583         $ 5,792,168        $ 7,086,342
     Shares Issued and Outstanding........................................            67,186             750,981            722,870
     Net Asset Value per share............................................           $ 24.43              $ 7.71             $ 9.80
Class A: Net Assets.......................................................      $ 83,566,335       $ 280,968,599       $ 78,995,125
     Shares Issued and Outstanding........................................         3,392,593          36,098,605          8,012,899
     Net Asset Value per share............................................           $ 24.63              $ 7.78             $ 9.86
     Maximum Offering Price(b)............................................           $ 26.13              $ 8.25            $ 10.01
Class B: Net Assets.......................................................      $ 14,597,192        $ 28,890,266                N/A
     Shares Issued and Outstanding........................................           599,069           3,755,278
     Net Asset Value per share(c).........................................           $ 24.37              $ 7.69
Class J: Net Assets.......................................................     $ 141,628,479        $ 34,560,926      $ 371,614,215
     Shares Issued and Outstanding........................................         5,901,597           4,634,471         38,079,747
     Net Asset Value per share(c).........................................           $ 24.00              $ 7.46             $ 9.76
Institutional: Net Assets.................................................      $ 65,404,663       $ 487,805,271       $ 30,127,618
     Shares Issued and Outstanding........................................         2,649,250          62,311,533          3,048,260
     Net Asset Value per share............................................           $ 24.69              $ 7.83             $ 9.88
Preferred: Net Assets.....................................................      $ 12,765,601        $ 47,114,596      $ 213,092,027
     Shares Issued and Outstanding........................................           517,953           5,957,888         21,390,710
     Net Asset Value per share............................................           $ 24.65              $ 7.91             $ 9.96
Select: Net Assets........................................................       $ 2,150,104        $ 14,809,050       $ 40,489,096
     Shares Issued and Outstanding........................................            87,384           1,849,276          4,087,347
     Net Asset Value per share............................................           $ 24.61              $ 8.01             $ 9.91


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for International Emerging Markets Fund and LargeCap Growth Fund, and 1.50% of the offering price or 1.52% of the net asset value for LargeCap S&P 500 Index Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                LargeCap            MidCap              Money
                                                                               Value Fund         Blend Fund         Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 715,335,479       $ 829,640,135      $ 691,336,044
Assets
Investment in securities--at value  ...................................... $ 821,648,764(  a)    $ 960,144,515(a)     $ 691,336,044
Cash......................................................................            10,704           1,935,880              3,309
Receivables:
     Capital Shares sold..................................................           178,480             186,807          1,852,490
     Dividends and interest...............................................           796,384             442,028            176,779
     Expense reimbursement from Manager...................................                 -                   -              1,057
     Investment securities sold...........................................        15,732,055           1,703,259                  -
     Variation margin on futures contracts................................               175                   -                  -
Other assets..............................................................            28,331               5,718             26,323
                                                            Total Assets         838,394,893         964,418,207        693,396,002
Liabilities
Accrued management and investment advisory fees...........................            63,378             110,099             52,355
Accrued administrative service fees.......................................               541                 869              2,053
Accrued distribution fees.................................................            52,751              34,988              9,671
Accrued service fees......................................................               673               1,088              2,566
Accrued transfer and administrative fees..................................           124,711             263,330            206,679
Accrued other expenses....................................................            35,000              63,422             41,674
Payables:
     Capital Shares reacquired............................................            43,308             158,362                  -
     Indebtedness ........................................................                 -             538,000                  -
     Investment securities purchased......................................        17,786,138             719,423                  -
Collateral obligation on securities loaned, at value......................        77,414,000         152,309,000                  -
                                                       Total Liabilities          95,520,500         154,198,581            314,998
Net Assets Applicable to Outstanding Shares...............................     $ 742,874,393       $ 810,219,626      $ 693,081,004
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 595,662,896       $ 601,287,804      $ 693,081,004
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         8,279,477           1,199,503                  -
Accumulated undistributed (overdistributed) net realized gain (loss)......        32,573,026          77,227,939                  -
Net unrealized appreciation (depreciation) of investments.................       106,358,994         130,504,380                  -
                                                        Total Net Assets       $ 742,874,393       $ 810,219,626      $ 693,081,004
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         455,000,000      6,115,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,910,189         $ 6,373,635       $ 15,279,769
     Shares Issued and Outstanding........................................           223,580             429,794         15,279,769
     Net Asset Value per share............................................           $ 13.02             $ 14.83             $ 1.00
Advisors Select: Net Assets...............................................       $ 4,962,004         $ 2,630,691        $ 9,516,976
     Shares Issued and Outstanding........................................           380,850             178,804          9,516,976
     Net Asset Value per share............................................           $ 13.03             $ 14.71             $ 1.00
Advisors Signature: Net Assets............................................         $ 692,452           $ 467,304        $ 1,577,704
     Shares Issued and Outstanding........................................            53,182              31,733          1,577,704
     Net Asset Value per share............................................           $ 13.02             $ 14.73             $ 1.00
Class A: Net Assets.......................................................     $ 295,285,421       $ 549,528,323      $ 431,695,667
     Shares Issued and Outstanding........................................        22,530,767          36,899,041        431,695,667
     Net Asset Value per share............................................           $ 13.11             $ 14.89             $ 1.00
     Maximum Offering Price(b)............................................           $ 13.91             $ 15.80             $ 1.00
Class B: Net Assets.......................................................      $ 23,025,075        $ 68,089,744        $ 2,975,796
     Shares Issued and Outstanding........................................         1,770,572           4,581,396          2,975,796
     Net Asset Value per share(c).........................................           $ 13.00             $ 14.86             $ 1.00
Class J: Net Assets.......................................................      $ 50,417,542       $ 157,731,263      $ 157,486,061
     Shares Issued and Outstanding........................................         3,896,278          10,815,281        157,486,061
     Net Asset Value per share(c).........................................           $ 12.94             $ 14.58             $ 1.00
Institutional: Net Assets.................................................     $ 354,853,731            $ 13,156       $ 26,403,147
     Shares Issued and Outstanding........................................        27,035,079                 882         26,403,147
     Net Asset Value per share............................................           $ 13.13             $ 14.92             $ 1.00
Preferred: Net Assets.....................................................       $ 9,449,766        $ 20,033,213       $ 41,531,789
     Shares Issued and Outstanding........................................           720,360           1,344,449         41,531,789
     Net Asset Value per share............................................           $ 13.12             $ 14.90             $ 1.00
Select: Net Assets........................................................       $ 1,278,213         $ 5,352,297        $ 6,614,095
     Shares Issued and Outstanding........................................            98,031             356,297          6,614,095
     Net Asset Value per share............................................           $ 13.04             $ 15.02             $ 1.00

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for LargeCap Value Fund and MidCap Blend Fund. No front-end sales charge applies to Money Market Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




                                                                                Partners           Partners            Partners
                                                                              LargeCap Blend     LargeCap Blend    LargeCap Growth
                                                                                  Fund               Fund I             Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 917,524,904       $ 296,035,645    $ 1,141,066,858
Assets
Investment in securities--at value  ...................................... $ 1,033,692,103(a)    $ 324,322,631(a) $ 1,239,493,131(a)
Cash......................................................................         8,624,439          14,507,808         44,942,665
Receivables:
     Capital Shares sold..................................................           176,434             872,110          1,128,384
     Dividends and interest...............................................           547,355             243,253            275,572
     Investment securities sold...........................................         3,197,254                   -          1,711,586
Other assets..............................................................                45               2,310                510
                                                            Total Assets       1,046,237,630         339,948,112      1,287,551,848
Liabilities
Accrued management and investment advisory fees...........................           134,820              27,047            155,283
Accrued administrative service fees.......................................             3,592                 456              2,274
Accrued distribution fees.................................................            23,903              40,166             10,724
Accrued service fees......................................................             4,415                 548              2,788
Accrued transfer and administrative fees..................................            60,548             100,200             59,005
Accrued other expenses....................................................            18,819              28,653             21,385
Payables:
     Capital Shares reacquired............................................         2,814,276               4,981              4,916
     Investment securities purchased......................................         2,632,275                   -          5,002,894
Collateral obligation on securities loaned, at value......................        94,154,000          24,274,000        175,576,000
                                                       Total Liabilities          99,846,648          24,476,051        180,835,269
Net Assets Applicable to Outstanding Shares...............................     $ 946,390,982       $ 315,472,061    $ 1,106,716,579
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 777,746,791       $ 293,491,660      $ 961,894,651
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         6,016,603           1,006,727          3,815,604
Accumulated undistributed (overdistributed) net realized gain (loss)......        46,356,757          (7,317,221)        42,580,051
Net unrealized appreciation (depreciation) of investments.................       116,270,831          28,290,895         98,426,273
                                                        Total Net Assets       $ 946,390,982       $ 315,472,061    $ 1,106,716,579
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       490,000,000         455,000,000        540,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 34,441,900         $ 3,783,932       $ 28,652,090
     Shares Issued and Outstanding........................................         3,042,757             398,800          3,479,191
     Net Asset Value per share............................................           $ 11.32              $ 9.49             $ 8.24
Advisors Select: Net Assets...............................................      $ 31,308,624         $ 4,352,541       $ 18,690,455
     Shares Issued and Outstanding........................................         2,782,467             460,714          2,331,638
     Net Asset Value per share............................................           $ 11.25              $ 9.45             $ 8.02
Advisors Signature: Net Assets............................................       $ 2,342,925           $ 670,805          $ 833,910
     Shares Issued and Outstanding........................................           206,543              71,286            101,445
     Net Asset Value per share............................................           $ 11.34              $ 9.41             $ 8.22
Class A: Net Assets.......................................................      $ 59,399,828       $ 138,832,209       $ 48,815,242
     Shares Issued and Outstanding........................................         5,205,953          14,669,638          5,902,450
     Net Asset Value per share............................................           $ 11.41              $ 9.46             $ 8.27
     Maximum Offering Price(b)............................................           $ 12.11             $ 10.04             $ 8.77
Class B: Net Assets.......................................................      $ 25,614,506        $ 17,760,771       $ 13,695,964
     Shares Issued and Outstanding........................................         2,260,316           1,891,168          1,674,706
     Net Asset Value per share(c).........................................           $ 11.33              $ 9.39             $ 8.18
Class J: Net Assets.......................................................     $ 109,445,171        $ 48,533,925       $ 37,583,975
     Shares Issued and Outstanding........................................         9,840,339           5,177,317          4,824,409
     Net Asset Value per share(c).........................................           $ 11.12              $ 9.37             $ 7.79
Institutional: Net Assets.................................................     $ 627,235,085        $ 95,232,501      $ 926,591,188
     Shares Issued and Outstanding........................................        54,853,441          10,040,991        110,816,940
     Net Asset Value per share............................................           $ 11.43              $ 9.48             $ 8.36
Preferred: Net Assets.....................................................      $ 45,989,007         $ 3,868,898       $ 28,122,184
     Shares Issued and Outstanding........................................         4,045,215             405,504          3,396,985
     Net Asset Value per share............................................           $ 11.37              $ 9.54             $ 8.28
Select: Net Assets........................................................      $ 10,613,936         $ 2,436,479        $ 3,731,571
     Shares Issued and Outstanding........................................           931,953             256,338            455,642
     Net Asset Value per share............................................           $ 11.39              $ 9.50             $ 8.19


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




                                                                                Partners           Partners            Partners
                                                                            LargeCap Growth     LargeCap Value      MidCap Growth
                                                                                Fund II              Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 858,897,381     $ 2,319,011,457      $ 543,044,021
Assets
Investment in securities--at value  ...................................... $ 933,533,575(  a)  $ 2,791,991,872(a)   $ 588,677,814(a)
Cash......................................................................         4,620,164          38,429,922         10,305,375
Receivables:
     Capital Shares sold..................................................               506           1,738,909                  -
     Dividends and interest...............................................           330,940           3,200,156             65,539
     Expense reimbursement from Manager...................................             1,554                   -              1,968
     Investment securities sold...........................................         5,921,696                   -         10,208,483
     Variation margin on futures contracts................................                 -               1,824                  -
Other assets..............................................................                 -                  48                135
                                                            Total Assets         944,408,435       2,835,362,731        609,259,314
Liabilities
Accrued management and investment advisory fees...........................           160,058             373,970             92,025
Accrued administrative service fees.......................................             1,603               8,862              2,360
Accrued distribution fees.................................................             2,900              36,695              8,087
Accrued service fees......................................................             1,962              10,825              2,864
Accrued transfer and administrative fees..................................             5,924              61,666             37,371
Accrued other expenses....................................................             8,143              22,479             14,209
Payables:
     Capital Shares reacquired............................................           557,966             103,880            347,378
     Foreign currency contracts ..........................................            95,351                   -                  -
     Investment securities purchased......................................         6,100,239           2,902,782         12,966,565
Collateral obligation on securities loaned, at value......................        98,812,000         290,441,000        118,671,000
                                                       Total Liabilities         105,746,146         293,962,159        132,141,859
Net Assets Applicable to Outstanding Shares...............................     $ 838,662,289     $ 2,541,400,572      $ 477,117,455
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 706,689,594     $ 1,925,291,558      $ 421,272,705
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           335,707          28,479,568                  -
Accumulated undistributed (overdistributed) net realized gain (loss)......        57,006,661         113,904,406         10,210,957
Net unrealized appreciation (depreciation) of investments.................        74,725,678         473,725,040         45,633,793
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................           (95,351)                  -                  -
                                                        Total Net Assets       $ 838,662,289     $ 2,541,400,572      $ 477,117,455
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       470,000,000         550,000,000        455,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 8,440,310        $ 93,399,400       $ 29,290,301
     Shares Issued and Outstanding........................................           970,916           5,896,489          3,013,907
     Net Asset Value per share............................................            $ 8.69             $ 15.84             $ 9.72
Advisors Select: Net Assets...............................................      $ 12,511,020        $ 61,712,646       $ 11,823,102
     Shares Issued and Outstanding........................................         1,453,448           4,012,790          1,248,145
     Net Asset Value per share............................................            $ 8.61             $ 15.38             $ 9.47
Advisors Signature: Net Assets............................................         $ 420,129         $ 5,895,958          $ 527,616
     Shares Issued and Outstanding........................................            47,441             381,421             56,206
     Net Asset Value per share............................................            $ 8.86             $ 15.46             $ 9.39
Class A: Net Assets.......................................................         $ 594,695        $ 64,815,400       $ 27,925,907
     Shares Issued and Outstanding........................................            66,665           4,160,568          2,951,748
     Net Asset Value per share............................................            $ 8.92             $ 15.58             $ 9.46
     Maximum Offering Price(b)............................................            $ 9.46             $ 16.53            $ 10.04
Class B: Net Assets.......................................................               N/A        $ 23,373,691       $ 10,516,068
     Shares Issued and Outstanding........................................                             1,504,520          1,122,968
     Net Asset Value per share(c).........................................                               $ 15.54             $ 9.36
Class J: Net Assets.......................................................      $ 13,865,996       $ 104,620,842       $ 27,962,539
     Shares Issued and Outstanding........................................         1,645,764           6,803,726          3,078,649
     Net Asset Value per share(c).........................................            $ 8.43             $ 15.38             $ 9.08
Institutional: Net Assets.................................................     $ 766,512,488     $ 2,028,155,758      $ 324,292,664
     Shares Issued and Outstanding........................................        85,249,134         129,922,508         33,925,070
     Net Asset Value per share............................................            $ 8.99             $ 15.61             $ 9.56
Preferred: Net Assets.....................................................      $ 17,519,787       $ 116,652,398       $ 27,098,817
     Shares Issued and Outstanding........................................         1,979,850           7,488,784          2,766,828
     Net Asset Value per share............................................            $ 8.85             $ 15.58             $ 9.79
Select: Net Assets........................................................      $ 18,797,864        $ 42,774,479       $ 17,680,441
     Shares Issued and Outstanding........................................         2,136,828           2,758,327          1,824,558
     Net Asset Value per share............................................            $ 8.80             $ 15.51             $ 9.69

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                            Partners MidCap                            Partners
                                                                                 Growth            Partners        SmallCap Growth
                                                                                 Fund I        MidCap Value Fund       Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 284,039,634       $ 760,003,371      $ 704,766,015
Assets
Investment in securities--at value  ...................................... $ 308,071,755(  a)    $ 810,025,766(a)   $ 779,352,810(a)
Cash......................................................................           593,026           6,393,183         28,942,153
Receivables:
     Capital Shares sold..................................................             1,472              63,541            932,143
     Dividends and interest...............................................           116,756             323,463             66,714
     Expense reimbursement from Manager...................................             1,576               9,727              3,581
     Investment securities sold...........................................         2,051,873           3,618,873          1,551,646
Other assets..............................................................                 -                   -                 35
                                                            Total Assets         310,836,458         820,434,553        810,849,082
Liabilities
Accrued management and investment advisory fees...........................            49,778             128,305            120,873
Accrued administrative service fees.......................................               209               2,819              1,706
Accrued distribution fees.................................................               344              12,745              7,655
Accrued service fees......................................................               249               3,410              2,117
Accrued transfer and administrative fees..................................               988             104,730             23,549
Accrued other expenses....................................................             1,628              38,537             13,672
Payables:
     Capital Shares reacquired............................................           838,258             208,716              5,788
     Investment securities purchased......................................         1,589,255           3,307,545          3,036,482
Collateral obligation on securities loaned, at value......................        50,550,000         146,001,000        178,107,000
                                                       Total Liabilities          53,030,709         149,807,807        181,318,842
Net Assets Applicable to Outstanding Shares...............................     $ 257,805,749       $ 670,626,746      $ 629,530,240
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 202,293,739       $ 564,087,801      $ 510,439,468
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................                 -           2,436,898                  -
Accumulated undistributed (overdistributed) net realized gain (loss)......        31,479,889          54,079,652         44,503,977
Net unrealized appreciation (depreciation) of investments.................        24,032,121          50,022,395         74,586,795
                                                        Total Net Assets       $ 257,805,749       $ 670,626,746      $ 629,530,240
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       430,000,000         440,000,000        440,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,600,669        $ 31,635,533       $ 15,126,101
     Shares Issued and Outstanding........................................           206,092           2,003,559          1,636,816
     Net Asset Value per share............................................           $ 12.62             $ 15.79             $ 9.24
Advisors Select: Net Assets...............................................       $ 1,728,671        $ 23,997,448       $ 13,230,318
     Shares Issued and Outstanding........................................           137,663           1,560,627          1,460,916
     Net Asset Value per share............................................           $ 12.56             $ 15.38             $ 9.06
Advisors Signature: Net Assets............................................         $ 232,054         $ 1,364,915          $ 770,054
     Shares Issued and Outstanding........................................            18,456              86,348             82,093
     Net Asset Value per share............................................           $ 12.57             $ 15.81             $ 9.38
Class A: Net Assets.......................................................       $ 1,721,976         $ 9,266,169       $ 16,262,780
     Shares Issued and Outstanding........................................           135,854             581,665          1,725,973
     Net Asset Value per share............................................           $ 12.68             $ 15.93             $ 9.42
     Maximum Offering Price(b)............................................           $ 13.45             $ 16.90             $ 9.99
Class B: Net Assets.......................................................               N/A         $ 1,323,578        $ 7,412,904
     Shares Issued and Outstanding........................................                                83,301            794,714
     Net Asset Value per share(c).........................................                               $ 15.89             $ 9.33
Class J: Net Assets.......................................................               N/A        $ 95,781,785       $ 18,405,407
     Shares Issued and Outstanding........................................                             6,296,176          2,120,294
     Net Asset Value per share(c).........................................                               $ 15.21             $ 8.68
Institutional: Net Assets.................................................     $ 249,162,092       $ 466,927,888      $ 524,636,004
     Shares Issued and Outstanding........................................        19,468,227          29,094,344         54,978,190
     Net Asset Value per share............................................           $ 12.80             $ 16.05             $ 9.54
Preferred: Net Assets.....................................................       $ 1,295,002        $ 23,731,149       $ 28,223,617
     Shares Issued and Outstanding........................................           101,691           1,494,843          3,000,666
     Net Asset Value per share............................................           $ 12.73             $ 15.88             $ 9.41
Select: Net Assets........................................................       $ 1,065,285        $ 16,598,281        $ 5,463,055
     Shares Issued and Outstanding........................................            84,049           1,053,098            586,480
     Net Asset Value per share............................................           $ 12.67             $ 15.76             $ 9.31


(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                               Preferred           Principal          Principal
                                                                               Securities          LifeTime            LifeTime
                                                                                  Fund             2010 Fund          2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 621,946,919                 $ -                $ -
Investment in affiliated securities--at cost..............................               $ -       $ 974,781,761    $ 1,767,688,594
Assets
Investment in affiliated securities--at value.............................              $  -     $ 1,077,065,649    $ 1,987,514,917
Investment in securities--at value  ......................................  623,003,304(   a)                  -                  -
Cash......................................................................        25,865,952                   -                  -
Receivables:
     Capital Shares sold..................................................           572,103             209,681          2,065,644
     Dividends and interest...............................................         4,653,264           1,959,738          2,152,487
     Expense reimbursement from Manager...................................             1,754               1,799              3,608
     Investment securities sold...........................................         1,751,297                   -                  -
                                                            Total Assets         655,847,674       1,079,236,867      1,991,736,656
Liabilities
Accrued management and investment advisory fees...........................            87,499              25,213             46,491
Accrued administrative service fees.......................................                30               5,571             10,184
Accrued distribution fees.................................................             2,752              24,572             45,615
Accrued service fees......................................................                32               6,808             12,325
Accrued transfer and administrative fees..................................            12,970              14,155             31,835
Accrued other expenses....................................................            12,325              10,056             14,863
Payables:
     Capital Shares reacquired............................................               161                   -                  -
     Investment securities purchased......................................         8,364,067                   -                  -
Collateral obligation on securities loaned, at value......................        33,980,000                   -                  -
                                                       Total Liabilities          42,459,836              86,375            161,313
Net Assets Applicable to Outstanding Shares...............................     $ 613,387,838     $ 1,079,150,492    $ 1,991,575,343
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 613,613,216       $ 953,624,066    $ 1,739,189,316
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         3,576,977          17,255,701         19,452,077
Accumulated undistributed (overdistributed) net realized gain (loss)......        (4,858,740)          5,986,837         13,107,627
Net unrealized appreciation (depreciation) of investments.................         1,056,385         102,283,888        219,826,323
                                                        Total Net Assets       $ 613,387,838     $ 1,079,150,492    $ 1,991,575,343
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         455,000,000        515,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 654,626        $ 50,487,920       $ 93,449,087
     Shares Issued and Outstanding........................................            61,244           3,843,677          6,864,297
     Net Asset Value per share............................................           $ 10.69             $ 13.14            $ 13.61
Advisors Select: Net Assets...............................................          $ 21,595        $ 36,680,259       $ 71,912,997
     Shares Issued and Outstanding........................................             2,023           2,800,344          5,301,762
     Net Asset Value per share............................................           $ 10.67             $ 13.10            $ 13.56
Advisors Signature: Net Assets............................................         $ 176,284         $ 6,229,864       $ 14,416,555
     Shares Issued and Outstanding........................................            16,479             473,752          1,058,433
     Net Asset Value per share............................................           $ 10.70             $ 13.15            $ 13.62
Class A: Net Assets.......................................................       $ 7,104,864        $ 17,463,570       $ 23,722,914
     Shares Issued and Outstanding........................................           660,371           1,314,968          1,724,726
     Net Asset Value per share............................................           $ 10.76             $ 13.28            $ 13.75
     Maximum Offering Price(b)............................................           $ 11.30             $ 14.09            $ 14.59
Class B: Net Assets.......................................................               N/A                 N/A        $ 5,681,786
     Shares Issued and Outstanding........................................                                                  414,275
     Net Asset Value per share(c).........................................                                                  $ 13.72
Class J: Net Assets.......................................................      $ 24,881,436       $ 191,674,319      $ 356,350,111
     Shares Issued and Outstanding........................................         2,342,561          14,551,458         26,130,332
     Net Asset Value per share(c).........................................           $ 10.62             $ 13.17            $ 13.64
Institutional: Net Assets.................................................     $ 580,506,550       $ 668,273,765    $ 1,243,216,693
     Shares Issued and Outstanding........................................        54,114,512          50,377,151         90,564,872
     Net Asset Value per share............................................           $ 10.73             $ 13.27            $ 13.73
Preferred: Net Assets.....................................................          $ 32,579        $ 81,573,139      $ 129,616,277
     Shares Issued and Outstanding........................................             3,042           6,180,055          9,481,808
     Net Asset Value per share............................................           $ 10.71             $ 13.20            $ 13.67
Select: Net Assets........................................................           $ 9,904        $ 26,767,656       $ 53,208,923
     Shares Issued and Outstanding........................................               926           2,032,422          3,900,838
     Net Asset Value per share............................................           $ 10.70             $ 13.17            $ 13.64

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Preferred Securities Fund, and 5.75% of the offering price or 6.10% of the net asset value for Principal LifeTime 2010 Fund and Principal LifeTime 2020 Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006





====================================================================================================================================
                                                                               Principal           Principal          Principal
                                                                                LifeTime           LifeTime            LifeTime
                                                                               2030 Fund           2040 Fund          2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................   $ 1,437,066,763       $ 662,939,394      $ 298,221,529
Assets
Investment in affiliated securities--at value.............................   $ 1,646,090,870       $ 753,913,651      $ 341,524,585
Receivables:
     Capital Shares sold..................................................         2,553,507           1,861,789            851,339
     Dividends and interest...............................................         1,258,313             397,931            101,165
     Expense reimbursement from Manager...................................             4,033               5,646                  -
                                                            Total Assets       1,649,906,723         756,179,017        342,477,089
Liabilities
Accrued management and investment advisory fees...........................            38,527              17,629              8,991
Accrued administrative service fees.......................................             8,878               3,661              1,386
Accrued distribution fees.................................................            37,581              14,671              4,032
Accrued service fees......................................................            10,733               4,429              1,670
Accrued transfer and administrative fees..................................            43,342              25,233              9,907
Accrued other expenses....................................................            17,164              14,467              7,962
                                                       Total Liabilities             156,225              80,090             33,948
Net Assets Applicable to Outstanding Shares...............................   $ 1,649,750,498       $ 756,098,927      $ 342,443,141
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,418,045,420       $ 656,461,814      $ 295,602,578
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................        10,160,979           3,087,476            634,102
Accumulated undistributed (overdistributed) net realized gain (loss)......        12,519,992           5,575,380          2,903,405
Net unrealized appreciation (depreciation) of investments.................       209,024,107          90,974,257         43,303,056
                                                        Total Net Assets     $ 1,649,750,498       $ 756,098,927      $ 342,443,141
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       515,000,000         455,000,000        480,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 79,099,571        $ 36,537,394       $ 12,547,327
     Shares Issued and Outstanding........................................         5,837,484           2,666,358            944,189
     Net Asset Value per share............................................           $ 13.55             $ 13.70            $ 13.29
Advisors Select: Net Assets...............................................      $ 60,034,182        $ 26,050,963       $ 12,525,712
     Shares Issued and Outstanding........................................         4,450,692           1,904,003            944,809
     Net Asset Value per share............................................           $ 13.49             $ 13.68            $ 13.26
Advisors Signature: Net Assets............................................      $ 11,490,146         $ 5,269,208        $ 1,712,570
     Shares Issued and Outstanding........................................           850,564             384,483            128,968
     Net Asset Value per share............................................           $ 13.51             $ 13.70            $ 13.28
Class A: Net Assets.......................................................      $ 17,508,781         $ 9,355,961        $ 5,685,196
     Shares Issued and Outstanding........................................         1,283,890             683,892            423,914
     Net Asset Value per share............................................           $ 13.64             $ 13.68            $ 13.41
     Maximum Offering Price(a)............................................           $ 14.47             $ 14.51            $ 14.23
Class B: Net Assets.......................................................       $ 4,174,771         $ 3,089,868          $ 450,689
     Shares Issued and Outstanding........................................           306,957             228,118             33,899
     Net Asset Value per share(b).........................................           $ 13.60             $ 13.55            $ 13.30
Class J: Net Assets.......................................................     $ 292,775,106       $ 110,476,978       $ 22,053,005
     Shares Issued and Outstanding........................................        21,606,333           8,053,428          1,677,177
     Net Asset Value per share(b).........................................           $ 13.55             $ 13.72            $ 13.15
Institutional: Net Assets.................................................   $ 1,017,369,220       $ 503,091,818      $ 266,710,450
     Shares Issued and Outstanding........................................        74,711,400          36,387,404         19,921,824
     Net Asset Value per share............................................           $ 13.62             $ 13.83            $ 13.39
Preferred: Net Assets.....................................................     $ 108,703,866        $ 47,328,736       $ 12,922,359
     Shares Issued and Outstanding........................................         7,996,545           3,435,022            967,860
     Net Asset Value per share............................................           $ 13.59             $ 13.78            $ 13.35
Select: Net Assets........................................................      $ 58,594,855        $ 14,898,001        $ 7,835,833
     Shares Issued and Outstanding........................................         4,236,551           1,085,487            587,841
     Net Asset Value per share............................................           $ 13.83             $ 13.72            $ 13.33

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



                                                                               Principal
                                                                           LifeTime Strategic     Real Estate         Short-Term
                                                                              Income Fund       Securities Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -     $ 1,109,722,663      $ 249,400,166
Investment in affiliated securities--at cost..............................     $ 376,450,749                 $ -                $ -
Assets
Investment in affiliated securities--at value.............................     $ 403,580,208                $  -               $  -
Investment in securities--at value  ......................................                 -   1,510,501,057(  a)     248,065,942(a)
Cash......................................................................                 -              15,198            343,972
Receivables:
     Capital Shares sold..................................................             5,930           1,355,985          1,352,179
     Dividends and interest...............................................         1,087,863             130,357          1,840,894
     Investment securities sold...........................................                 -           2,959,348            407,019
     Unrealized gain on swap agreements...................................                 -                   -              4,451
     Variation margin on futures contracts................................                 -                   -              6,163
Other assets..............................................................                 -                 176                318
                                                            Total Assets         404,674,001       1,514,962,121        252,020,938
Liabilities
Accrued management and investment advisory fees...........................            12,954             216,409             16,772
Accrued administrative service fees.......................................             1,968               5,686                217
Accrued distribution fees.................................................            10,433              39,959              7,979
Accrued service fees......................................................             2,381               7,060                275
Accrued transfer and administrative fees..................................             8,911             113,111             38,849
Accrued other expenses....................................................             5,200              32,293             12,154
Payables:
     Capital Shares reacquired............................................           220,704              47,185            170,310
     Dividends payable....................................................                 -                   -            884,061
     Investment securities purchased......................................                 -           4,376,849                  -
     Variation margin on futures contracts ...............................                 -                   -              7,463
Collateral obligation on securities loaned, at value......................                 -         138,697,000         31,573,405
                                                       Total Liabilities             262,551         143,535,552         32,711,485
Net Assets Applicable to Outstanding Shares...............................     $ 404,411,450     $ 1,371,426,569      $ 219,309,453
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 365,918,048       $ 867,508,181      $ 229,283,566
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         9,625,200                   -           (394,050)
Accumulated undistributed (overdistributed) net realized gain (loss)......         1,738,743         103,139,994         (8,250,902)
Net unrealized appreciation (depreciation) of investments.................        27,129,459         400,778,394         (1,329,161)
                                                        Total Net Assets       $ 404,411,450     $ 1,371,426,569      $ 219,309,453
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       480,000,000         730,000,000        655,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 19,340,909        $ 58,100,804        $ 2,216,895
     Shares Issued and Outstanding........................................         1,534,502           2,130,912            222,055
     Net Asset Value per share............................................           $ 12.60             $ 27.27             $ 9.98
Advisors Select: Net Assets...............................................      $ 20,549,636        $ 35,259,819           $ 76,659
     Shares Issued and Outstanding........................................         1,630,705           1,305,887              7,745
     Net Asset Value per share............................................           $ 12.60             $ 27.00             $ 9.90
Advisors Signature: Net Assets............................................       $ 2,543,417         $ 2,907,719           $ 72,049
     Shares Issued and Outstanding........................................           201,404             105,867              7,259
     Net Asset Value per share............................................           $ 12.63             $ 27.47             $ 9.93
Class A: Net Assets.......................................................       $ 6,635,349       $ 125,408,082       $ 93,950,733
     Shares Issued and Outstanding........................................           520,630           4,550,767          9,461,434
     Net Asset Value per share............................................           $ 12.74             $ 27.56             $ 9.93
     Maximum Offering Price(b)............................................           $ 13.38             $ 29.24            $ 10.08
Class B: Net Assets.......................................................         $ 113,954        $ 29,044,291                N/A
     Shares Issued and Outstanding........................................             9,021           1,054,015
     Net Asset Value per share(c).........................................           $ 12.63             $ 27.56
Class J: Net Assets.......................................................      $ 81,151,185       $ 231,199,735       $ 53,926,547
     Shares Issued and Outstanding........................................         6,429,928           8,495,758          5,425,708
     Net Asset Value per share(c).........................................           $ 12.62             $ 27.21             $ 9.94
Institutional: Net Assets.................................................     $ 250,394,699       $ 770,259,074       $ 62,185,930
     Shares Issued and Outstanding........................................        19,673,066          27,948,826          6,262,912
     Net Asset Value per share............................................           $ 12.73             $ 27.56             $ 9.93
Preferred: Net Assets.....................................................      $ 19,216,295       $ 102,031,218        $ 6,027,788
     Shares Issued and Outstanding........................................         1,513,761           3,756,816            607,767
     Net Asset Value per share............................................           $ 12.69             $ 27.16             $ 9.92
Select: Net Assets........................................................       $ 4,466,006        $ 17,215,827          $ 852,852
     Shares Issued and Outstanding........................................           353,196             634,372             86,625
     Net Asset Value per share............................................           $ 12.64             $ 27.14             $ 9.85

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Principal LifeTime Strategic Income Fund, 5.75% of the offering price or 6.10% for the net asset value for Real Estate Securities Fund, and 1.50% of the offering price or 1.52% of the net asset value for Short-Term Bond Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



====================================================================================================================================
                                                                                SmallCap           SmallCap           Tax-Exempt
                                                                               Blend Fund         Value Fund          Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 392,490,378       $ 245,067,826      $ 142,420,189
Assets
Investment in securities--at value  ...................................... $ 425,528,255(  a)    $ 266,266,261(a)     $ 145,916,870
Cash......................................................................            12,138              10,000            267,736
Receivables:
     Capital Shares sold..................................................             8,864             365,347            341,724
     Dividends and interest...............................................           137,816              67,000          2,015,284
     Expense reimbursement from Manager...................................                 -               3,025                  -
     Investment securities sold...........................................         1,427,872                   -          1,948,580
     Variation margin on futures contracts................................                 -                   -              5,950
Other assets..............................................................               729                   -              8,725
                                                            Total Assets         427,115,674         266,711,633        150,504,869
Liabilities
Accrued management and investment advisory fees...........................            48,066              31,788             21,787
Accrued administrative service fees.......................................               359               1,044                  -
Accrued distribution fees.................................................            20,086               7,704              5,430
Accrued service fees......................................................               452               1,283                  -
Accrued transfer and administrative fees..................................           116,437              25,350             10,398
Accrued other expenses....................................................            35,643              13,136              4,575
Payables:
     Capital Shares reacquired............................................            77,420                  81             22,454
     Dividends payable....................................................                 -                   -            441,167
     Investment securities purchased......................................         5,545,851                   -          2,968,710
     Variation margin on futures contracts ...............................                 -                   -              7,300
Collateral obligation on securities loaned, at value......................        87,222,000          43,545,000                  -
                                                       Total Liabilities          93,066,314          43,625,386          3,481,821
Net Assets Applicable to Outstanding Shares...............................     $ 334,049,360       $ 223,086,247      $ 147,023,048
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 273,818,233       $ 190,430,785      $ 142,299,422
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................                 -             543,337            570,765
Accumulated undistributed (overdistributed) net realized gain (loss)......        27,193,250          10,913,690            656,680
Net unrealized appreciation (depreciation) of investments.................        33,037,877          21,198,435          3,496,181
                                                        Total Net Assets       $ 334,049,360       $ 223,086,247      $ 147,023,048
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         830,000,000        100,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,284,833         $ 9,384,995                N/A
     Shares Issued and Outstanding........................................           132,777             488,064
     Net Asset Value per share............................................           $ 17.21             $ 19.23
Advisors Select: Net Assets...............................................       $ 2,489,980         $ 6,640,789                N/A
     Shares Issued and Outstanding........................................           145,915             348,622
     Net Asset Value per share............................................           $ 17.06             $ 19.05
Advisors Signature: Net Assets............................................         $ 187,100         $ 1,057,938                N/A
     Shares Issued and Outstanding........................................            10,921              55,466
     Net Asset Value per share............................................           $ 17.13             $ 19.07
Class A: Net Assets.......................................................     $ 109,783,481         $ 8,838,730      $ 140,101,560
     Shares Issued and Outstanding........................................         6,346,456             460,115         11,612,180
     Net Asset Value per share............................................           $ 17.30             $ 19.21            $ 12.07
     Maximum Offering Price(b)............................................           $ 18.36             $ 20.38            $ 12.67
Class B: Net Assets.......................................................      $ 24,476,405         $ 1,612,340        $ 6,921,488
     Shares Issued and Outstanding........................................         1,429,712              84,218            569,853
     Net Asset Value per share(c).........................................           $ 17.12             $ 19.14            $ 12.15
Class J: Net Assets.......................................................     $ 146,800,484        $ 67,102,073                N/A
     Shares Issued and Outstanding........................................         8,799,747           3,593,460
     Net Asset Value per share(c).........................................           $ 16.68             $ 18.67
Institutional: Net Assets.................................................      $ 39,491,682       $ 105,863,303                N/A
     Shares Issued and Outstanding........................................         2,262,779           5,480,289
     Net Asset Value per share............................................           $ 17.45             $ 19.32
Preferred: Net Assets.....................................................       $ 7,083,519        $ 18,179,712                N/A
     Shares Issued and Outstanding........................................           403,933             936,079
     Net Asset Value per share............................................           $ 17.54             $ 19.42
Select: Net Assets........................................................       $ 1,451,876         $ 4,406,367                N/A
     Shares Issued and Outstanding........................................            83,328             227,885
     Net Asset Value per share............................................           $ 17.42             $ 19.34

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for SmallCap Blend Fund and SmallCap Value Fund, and 4.75% of the offering price or 4.99% of the net asset value for Tax-Exempt Bond Fund.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



                                                                              Ultra Short
                                                                               Bond Fund
----------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 289,156,411
Assets
Investment in securities--at value  ...................................... $ 289,270,990(  a)
Cash......................................................................            19,330
Receivables:
     Capital Shares sold..................................................         2,888,609
     Dividends and interest...............................................         2,102,015
     Expense reimbursement from Manager...................................               197
     Investment securities sold...........................................         1,483,988
     Variation margin on futures contracts................................            16,088
                                                            Total Assets         295,781,217
Liabilities
Accrued management and investment advisory fees...........................            22,065
Accrued administrative service fees.......................................             1,009
Accrued distribution fees.................................................             4,822
Accrued service fees......................................................             1,318
Accrued transfer and administrative fees..................................            17,060
Accrued other expenses....................................................            10,287
Payables:
     Capital Shares reacquired............................................            16,893
     Dividends payable....................................................         1,168,942
     Investment securities purchased......................................           400,000
     Variation margin on futures contracts ...............................            21,982
Collateral obligation on securities loaned, at value......................         4,080,000
                                                       Total Liabilities           5,744,378
Net Assets Applicable to Outstanding Shares...............................     $ 290,036,839
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 289,877,983
Accumulated undistributed (overdistributed) net realized gain (loss)......            45,897
Net unrealized appreciation (depreciation) of investments.................           112,959
                                                        Total Net Assets       $ 290,036,839
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       695,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,499,708
     Shares Issued and Outstanding........................................           249,627
     Net Asset Value per share............................................           $ 10.01
Advisors Select: Net Assets...............................................       $ 9,463,559
     Shares Issued and Outstanding........................................           947,184
     Net Asset Value per share............................................            $ 9.99
Advisors Signature: Net Assets............................................          $ 10,588
     Shares Issued and Outstanding........................................             1,060
     Net Asset Value per share............................................            $ 9.99
Class A: Net Assets.......................................................      $ 20,427,306
     Shares Issued and Outstanding........................................         2,030,462
     Net Asset Value per share............................................           $ 10.06
     Maximum Offering Price(b)............................................           $ 10.16
Class J: Net Assets.......................................................      $ 37,801,175
     Shares Issued and Outstanding........................................         3,783,184
     Net Asset Value per share(c).........................................            $ 9.99
Institutional: Net Assets.................................................     $ 192,510,069
     Shares Issued and Outstanding........................................        19,133,884
     Net Asset Value per share............................................           $ 10.06
Preferred: Net Assets.....................................................      $ 27,313,641
     Shares Issued and Outstanding........................................         2,734,209
     Net Asset Value per share............................................            $ 9.99
Select: Net Assets........................................................          $ 10,793
     Shares Issued and Outstanding........................................             1,082
     Net Asset Value per share............................................            $ 9.98

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                           STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006





                                                                         Bond & Mortgage        Disciplined          Diversified
                                                                            Securities            LargeCap          International
                                                                               Fund              Blend Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................               $ -         $ 15,496,410         $ 16,753,536
     Withholding tax on foreign dividends.............................                 -                    -           (2,109,427)
     Interest.........................................................        90,706,862            1,051,890              417,526
     Securities lending...............................................           758,573               23,170               41,965
                                                          Total Income        91,465,435           16,571,470           15,103,600
Expenses:
     Management and investment advisory fees..........................         8,920,241            5,236,138            5,968,204
     Distribution fees - Advisors Preferred...........................           104,611                6,369               76,019
     Distribution fees - Advisors Select..............................           121,126                3,699               45,764
     Distribution fees - Advisors Signature...........................            10,631                  941                6,796
     Distribution fees - Class A......................................           425,603              230,726              843,161
     Distribution fees - Class B......................................           244,583              128,158              375,392
     Distribution fees - Class J......................................         1,118,461                  N/A              759,268
     Distribution fees - Select.......................................            14,306                3,262                7,438
     Administrative service fees - Advisors Preferred.................            62,767                3,821               45,612
     Administrative service fees - Advisors Select....................            80,752                2,466               30,510
     Administrative service fees - Advisors Signature.................             8,505                  753                5,436
     Administrative service fees - Preferred..........................            88,536                  874               38,560
     Administrative service fees - Select.............................            18,597                4,241                9,669
     Registration fees - Class A......................................            23,556               20,585               28,700
     Registration fees - Class B......................................            24,247               21,103               21,665
     Registration fees - Class J......................................            24,765                  N/A               25,600
     Service fees - Advisors Preferred................................            71,135                4,331               51,693
     Service fees - Advisors Select...................................           100,938                3,083               38,136
     Service fees - Advisors Signature................................             7,593                  672                4,854
     Service fees - Preferred.........................................           120,732                1,192               52,582
     Service fees - Select............................................            21,459                4,893               11,156
     Shareholder reports - Class A....................................            28,304               22,668               64,345
     Shareholder reports - Class B....................................             7,362                3,695               11,133
     Shareholder reports - Class J....................................            47,254                  N/A               25,998
     Transfer and administrative fees - Class A.......................           383,721              290,590              808,083
     Transfer and administrative fees - Class B.......................           103,955               59,446              160,284
     Transfer and administrative fees - Class J.......................           408,345                  N/A              239,718
     Other expenses...................................................             9,658                3,818                2,905
     Reverse repurchase agreement interest expense....................           694,601                    -                    -
                                                  Total Gross Expenses        13,296,344            6,057,524            9,758,681
     Less: Reimbursement from Manager - Class A.......................           245,569                    -                    -
     Less: Reimbursement from Manager - Class B.......................           110,322                    -                    -
     Less: Reimbursement from Manager - Class J.......................            26,859                  N/A                    -
                                                    Total Net Expenses        12,913,594            6,057,524            9,758,681
                                Net Investment Income (Operating Loss)        78,551,841           10,513,946            5,344,919

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $0, $0 and
$26,353, respectively)................................................        (6,816,725)          26,027,117          100,719,942
     Foreign currency transactions....................................                 -                    -             (240,819)
     Futures contracts................................................           264,128            1,036,219                    -
     Swap agreements..................................................           375,171                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................        17,204,232           81,242,453                    -
     Investments (net of deferred foreign tax payable of $0, $0 and
$27,991,
       respectively)..................................................                 -                    -           58,669,783
     Futures contracts................................................           325,053              (62,300)                   -
     Swap agreements..................................................         1,557,862                    -                    -
     Translation of assets and liabilities in foreign currencies......                 -                    -               37,475
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        12,909,721          108,243,489          159,186,381
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 91,461,562        $ 118,757,435        $ 164,531,300

See accompanying notes.

                                                                                                 Government
                                                                              Equity           & High Quality         Inflation
                                                                           Income Fund           Bond Fund         Protection Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................       $ 4,207,015                  $ -                  $ -
     Withholding tax on foreign dividends.............................          (120,108)                   -                    -
     Interest.........................................................           322,771           20,083,658            6,288,702
     Securities lending...............................................             4,905               90,542               36,389
                                                          Total Income         4,414,583           20,174,200            6,325,091
Expenses:
     Management and investment advisory fees..........................           649,201            1,617,006              375,925
     Distribution fees - Advisors Preferred...........................               N/A               17,873                1,387
     Distribution fees - Advisors Select..............................               N/A               23,087                1,275
     Distribution fees - Advisors Signature...........................               N/A                1,584                  114
     Distribution fees - Class A......................................           237,542              546,198                7,549
     Distribution fees - Class B......................................           122,474              392,676                  N/A
     Distribution fees - Class J......................................               N/A              530,942               24,397
     Distribution fees - Select.......................................               N/A                2,062                  401
     Administrative service fees - Advisors Preferred.................               N/A               10,724                  832
     Administrative service fees - Advisors Select....................               N/A               15,391                  850
     Administrative service fees - Advisors Signature.................               N/A                1,267                   91
     Administrative service fees - Preferred..........................               N/A               12,980                   96
     Administrative service fees - Select.............................               N/A                2,681                  522
     Registration fees - Class A......................................            25,479               25,006               22,121
     Registration fees - Class B......................................            23,880               21,199                  N/A
     Registration fees - Class J......................................               N/A               19,001               20,000
     Service fees - Advisors Preferred................................               N/A               12,153                  943
     Service fees - Advisors Select...................................               N/A               19,239                1,062
     Service fees - Advisors Signature................................               N/A                1,132                   82
     Service fees - Preferred.........................................               N/A               17,700                  130
     Service fees - Select............................................               N/A                3,093                  602
     Shareholder reports - Class A....................................            19,132               31,502                  310
     Shareholder reports - Class B....................................             4,124                8,896                  N/A
     Shareholder reports - Class J....................................               N/A               24,615                1,043
     Transfer and administrative fees - Class A.......................           260,467              410,598               15,326
     Transfer and administrative fees - Class B.......................            61,168              115,917                  N/A
     Transfer and administrative fees - Class J.......................               N/A              220,868               16,735
     Other expenses...................................................               500                2,060                  415
     Reverse repurchase agreement interest expense....................                 -              436,218            1,057,648
                                                  Total Gross Expenses         1,403,967            4,543,668            1,549,856
     Less: Reimbursement from Manager - Class A.......................                 -                    -               62,391
     Less: Reimbursement from Manager - Class J.......................               N/A                    -               78,136
                                                    Total Net Expenses         1,403,967            4,543,668            1,409,329
                                Net Investment Income (Operating Loss)         3,010,616           15,630,532            4,915,762

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................         6,425,601           (3,761,332)          (1,435,723)
     Foreign currency transactions....................................               606                    -                    -
     Futures contracts................................................                 -             (585,645)                   -
     Swap agreements..................................................                 -              609,970              (95,347)
Change in unrealized appreciation/depreciation of:
     Investments......................................................        12,514,409            4,301,136             (881,301)
     Futures contracts................................................                 -             (224,133)                 276
     Swap agreements..................................................                 -              166,875              290,723
     Translation of assets and liabilities in foreign currencies......             1,821                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        18,942,437              506,871           (2,121,372)
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 21,953,053         $ 16,137,403          $ 2,794,390


See accompanying notes.



                                                                          International                                LargeCap
                                                                             Emerging             LargeCap          S&P 500 Index
                                                                           Markets Fund         Growth Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................      $ 6,073,787          $ 7,306,436         $ 15,252,488
     Withholding tax on foreign dividends.............................         (571,301)                   -                    -
     Interest.........................................................          233,722            2,143,566            1,036,474
     Securities lending...............................................           49,718               48,751               55,997
                                                          Total Income        5,785,926            9,498,753           16,344,959
Expenses:
     Management and investment advisory fees..........................        2,932,054            4,310,950            1,241,257
     Distribution fees - Advisors Preferred...........................           10,960               63,176              287,228
     Distribution fees - Advisors Select..............................            6,251               23,541              187,946
     Distribution fees - Advisors Signature...........................            2,965               12,662               19,343
     Distribution fees - Class A......................................          171,506              670,232              112,666
     Distribution fees - Class B......................................          103,513              299,509                  N/A
     Distribution fees - Class J......................................          564,325              142,549            1,695,741
     Distribution fees - Select.......................................            1,120               10,631               27,514
     Administrative service fees - Advisors Preferred.................            6,576               37,906              172,338
     Administrative service fees - Advisors Select....................            4,167               15,694              125,298
     Administrative service fees - Advisors Signature.................            2,372               10,130               15,474
     Administrative service fees - Preferred..........................            9,964               25,757              206,189
     Administrative service fees - Select.............................            1,455               13,820               35,768
     Registration fees - Class A......................................           25,297               24,694               22,468
     Registration fees - Class B......................................           21,790               22,612                  N/A
     Registration fees - Class J......................................           20,491               15,551               24,902
     Service fees - Advisors Preferred................................            7,453               42,959              195,314
     Service fees - Advisors Select...................................            5,209               19,617              156,621
     Service fees - Advisors Signature................................            2,118                9,045               13,816
     Service fees - Preferred.........................................           13,587               35,123              281,167
     Service fees - Select............................................            1,679               15,947               41,272
     Shareholder reports - Class A....................................           15,234               71,682               17,620
     Shareholder reports - Class B....................................            3,868               11,085                  N/A
     Shareholder reports - Class J....................................           19,934                7,360               60,173
     Transfer and administrative fees - Class A.......................          230,886              858,792              239,332
     Transfer and administrative fees - Class B.......................           61,621              150,004                  N/A
     Transfer and administrative fees - Class J.......................          191,555               67,439              498,115
     Other expenses...................................................              945                3,791                3,607
                                                        Total Expenses        4,438,895            6,992,258            5,681,169
                                Net Investment Income (Operating Loss)        1,347,031            2,506,495           10,663,790

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $192,275, $0 and $0,
        respectively).................................................       27,835,553           33,010,093            1,292,852
     Foreign currency transactions....................................         (477,134)                   -                    -
     Futures contracts................................................                -                    -            1,727,227
Change in unrealized appreciation/depreciation of:
     Investments......................................................                -           38,701,300          105,554,115
     Investments (net of deferred foreign tax payable of $122,093, $0 and $0,
       respectively)..................................................       34,314,777                    -                    -
     Futures contracts................................................                -                    -            1,112,713
     Translation of assets and liabilities in foreign currencies......           20,367                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies       61,693,563           71,711,393          109,686,907
       Net Increase (Decrease) in Net Assets Resulting from Operations     $ 63,040,594         $ 74,217,888        $ 120,350,697

See accommpanying notes.

                                                                             LargeCap              MidCap               Money
                                                                            Value Fund           Blend Fund          Market Fund
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................     $ 14,493,224          $ 9,731,990                  $ -
     Interest.........................................................          700,169              241,645           31,670,252
     Securities lending...............................................           20,254               85,200                    -
                                                          Total Income       15,213,647           10,058,835           31,670,252
Expenses:
     Management and investment advisory fees..........................        2,852,897            4,990,756            2,597,951
     Distribution fees - Advisors Preferred...........................            4,639               13,702               32,693
     Distribution fees - Advisors Select..............................           13,108                8,305               37,810
     Distribution fees - Advisors Signature...........................            1,603                1,367                7,331
     Distribution fees - Class A......................................          608,434            1,305,573                    -
     Distribution fees - Class B......................................          207,678              495,786               20,269
     Distribution fees - Class J......................................          191,966              688,404              367,432
     Distribution fees - Select.......................................            1,052                3,617                3,283
     Administrative service fees - Advisors Preferred.................            2,783                8,221               19,616
     Administrative service fees - Advisors Select....................            8,739                5,537               25,207
     Administrative service fees - Advisors Signature.................            1,282                1,094                5,865
     Administrative service fees - Preferred..........................            8,246               23,073               36,813
     Administrative service fees - Select.............................            1,368                4,702                4,267
     Registration fees - Class A......................................           23,726               28,530               54,200
     Registration fees - Class B......................................           22,894               22,033               31,596
     Registration fees - Class J......................................           17,300               20,005               17,498
     Service fees - Advisors Preferred................................            3,154                9,317               22,231
     Service fees - Advisors Select...................................           10,923                6,921               31,508
     Service fees - Advisors Signature................................            1,145                  976                5,237
     Service fees - Preferred.........................................           11,244               31,464               50,200
     Service fees - Select............................................            1,579                5,425                4,924
     Shareholder reports - Class A....................................           50,566               94,282               32,575
     Shareholder reports - Class B....................................            7,683               18,682                  646
     Shareholder reports - Class J....................................            8,476               24,936               64,548
     Transfer and administrative fees - Class A.......................          594,761            1,141,694              442,720
     Transfer and administrative fees - Class B.......................          100,525              243,476               16,197
     Transfer and administrative fees - Class J.......................           76,209              240,995              593,674
     Other expenses...................................................            2,791                3,426                2,858
                                                  Total Gross Expenses        4,836,771            9,442,299            4,529,149
     Less: Reimbursement from Manager - Class A.......................                -              550,984                    -
     Less: Reimbursement from Manager - Class B.......................                -              308,547               23,506
                                                    Total Net Expenses        4,836,771            8,582,768            4,505,643
                                Net Investment Income (Operating Loss)       10,376,876            1,476,067           27,164,609

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................       33,458,888           77,418,330                    -
     Futures contracts................................................          306,431                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................       69,375,499           21,554,643                    -
     Futures contracts................................................          321,434                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies      103,462,252           98,972,973                    -
       Net Increase (Decrease) in Net Assets Resulting from Operations    $ 113,839,128        $ 100,449,040         $ 27,164,609

See accommpanying notes.

                                                                             Partners             Partners             Partners
                                                                             LargeCap             LargeCap             LargeCap
                                                                            Blend Fund          Blend Fund I        Growth Fund I
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................     $ 15,795,438          $ 3,674,459         $ 11,346,105
     Interest.........................................................          178,906               81,179              539,449
     Securities lending...............................................          148,028               16,050              563,772
                                                          Total Income       16,122,372            3,771,688           12,449,326
Expenses:
     Management and investment advisory fees..........................        6,463,592              957,510            7,298,420
     Distribution fees - Advisors Preferred...........................           75,605                6,119               72,500
     Distribution fees - Advisors Select..............................           92,078               11,447               63,413
     Distribution fees - Advisors Signature...........................            4,537                1,520                2,047
     Distribution fees - Class A......................................          140,007              331,407              122,960
     Distribution fees - Class B......................................          200,782              185,020              132,091
     Distribution fees - Class J......................................          437,514              207,006              165,127
     Distribution fees - Select.......................................           10,022                2,193                4,865
     Administrative service fees - Advisors Preferred.................           45,364                3,672               43,500
     Administrative service fees - Advisors Select....................           61,385                7,631               42,276
     Administrative service fees - Advisors Signature.................            3,630                1,216                1,638
     Administrative service fees - Preferred..........................           48,028                4,178               34,109
     Administrative service fees - Select.............................           13,029                2,850                6,325
     Registration fees - Class A......................................           21,662               21,685               20,944
     Registration fees - Class B......................................           21,212               21,315               21,253
     Registration fees - Class J......................................           17,955               15,729               17,001
     Service fees - Advisors Preferred................................           51,412                4,161               49,300
     Service fees - Advisors Select...................................           76,731                9,539               52,844
     Service fees - Advisors Signature................................            3,241                1,086                1,462
     Service fees - Preferred.........................................           65,493                5,698               46,512
     Service fees - Select............................................           15,033                3,289                7,298
     Shareholder reports - Class A....................................           12,792               40,035               17,765
     Shareholder reports - Class B....................................            5,482                7,043                5,633
     Shareholder reports - Class J....................................           12,936                5,524                8,002
     Transfer and administrative fees - Class A.......................          192,767              478,231              240,412
     Transfer and administrative fees - Class B.......................           77,571              102,738               76,099
     Transfer and administrative fees - Class J.......................          124,843               56,907               75,605
     Other expenses...................................................            3,827                  919                4,321
                                                        Total Expenses        8,298,530            2,495,668            8,633,722
                                Net Investment Income (Operating Loss)        7,823,842            1,276,020            3,815,604

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................       46,484,630           10,364,148           57,172,056
     Futures contracts................................................          362,390              497,987                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................       71,965,652           16,695,169            6,594,912
     Futures contracts................................................          242,932                4,829                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies      119,055,604           27,562,133           63,766,968
       Net Increase (Decrease) in Net Assets Resulting from Operations    $ 126,879,446         $ 28,838,153         $ 67,582,572


See accommpanying notes.

                                                                             Partners             Partners             Partners
                                                                         LargeCap Growth       LargeCap Value       MidCap Growth
                                                                             Fund II                Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................      $ 8,736,639         $ 50,488,035          $ 3,011,053
     Interest.........................................................          670,535            2,352,274              224,935
     Securities lending...............................................           27,989               87,719              253,710
                                                          Total Income        9,435,163           52,928,028            3,489,698
Expenses:
     Management and investment advisory fees..........................        8,533,285           16,314,826            4,510,813
     Distribution fees - Advisors Preferred...........................           21,401              189,028               62,206
     Distribution fees - Advisors Select..............................           41,955              150,911               35,260
     Distribution fees - Advisors Signature...........................            1,395               13,225                1,469
     Distribution fees - Class A......................................              965              148,804               71,983
     Distribution fees - Class B......................................              N/A              173,178              104,602
     Distribution fees - Class J......................................           60,779              420,891              135,983
     Distribution fees - Select.......................................           20,068               31,522               14,191
     Administrative service fees - Advisors Preferred.................           12,841              113,418               37,324
     Administrative service fees - Advisors Select....................           27,970              100,608               23,507
     Administrative service fees - Advisors Signature.................            1,116               10,580                1,175
     Administrative service fees - Preferred..........................           21,773               94,341               28,325
     Administrative service fees - Select.............................           26,089               40,978               18,448
     Registration fees - Class A......................................           22,793               21,869               21,513
     Registration fees - Class B......................................              N/A               21,577               21,170
     Registration fees - Class J......................................           15,001               20,499               14,154
     Service fees - Advisors Preferred................................           14,553              128,539               42,300
     Service fees - Advisors Select...................................           34,962              125,759               29,383
     Service fees - Advisors Signature................................              996                9,447                1,049
     Service fees - Preferred.........................................           29,691              128,647               38,625
     Service fees - Select............................................           30,103               47,283               21,287
     Shareholder reports - Class A....................................              104               13,433                9,010
     Shareholder reports - Class B....................................              N/A                5,514                3,394
     Shareholder reports - Class J....................................            2,599               15,302                5,338
     Transfer and administrative fees - Class A.......................           10,933              196,656              133,799
     Transfer and administrative fees - Class B.......................              N/A               79,534               50,347
     Transfer and administrative fees - Class J.......................           28,709              130,643               57,145
     Other expenses...................................................            3,810                9,164                1,975
                                                  Total Gross Expenses        8,963,891           18,756,176            5,495,775
     Less: Reimbursement from Manager - Class A.......................           32,083                    -               20,381
     Less: Reimbursement from Manager - Class B.......................              N/A                    -               11,841
     Less: Reimbursement from Manager - Class J.......................           14,897                    -                    -
                                                    Total Net Expenses        8,916,911           18,756,176            5,463,553
                                Net Investment Income (Operating Loss)          518,252           34,171,852           (1,973,855)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................       56,817,644          113,044,348           21,376,261
     Foreign currency transactions....................................          (45,677)                   -                    -
     Futures contracts................................................          444,230              893,960                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................       31,720,273          255,902,453           13,548,368
     Futures contracts................................................           89,484              744,624                    -
     Translation of assets and liabilities in foreign currencies......         (272,333)                   -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies       88,753,621          370,585,385           34,924,629
       Net Increase (Decrease) in Net Assets Resulting from Operations     $ 89,271,873        $ 404,757,237         $ 32,950,774

See accommpanying notes.

                                                                             Partners             Partners             Partners
                                                                          MidCap Growth         MidCap Value       SmallCap Growth
                                                                             Fund I                 Fund                Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................     $ 2,677,522         $ 10,372,436          $ 1,212,435
     Interest.........................................................          33,141              323,728              442,815
     Securities lending...............................................          74,380              223,223              563,664
                                                          Total Income       2,785,043           10,919,387            2,218,914
Expenses:
     Management and investment advisory fees..........................       2,749,755            6,294,150            5,835,968
     Distribution fees - Advisors Preferred...........................           5,480               66,953               34,048
     Distribution fees - Advisors Select..............................           2,965               65,000               36,271
     Distribution fees - Advisors Signature...........................             671                3,164                2,094
     Distribution fees - Class A......................................           3,781               15,755               38,550
     Distribution fees - Class B......................................             N/A                9,152               69,268
     Distribution fees - Class J......................................             N/A              439,576               72,397
     Distribution fees - Select.......................................             810               14,663                4,389
     Administrative service fees - Advisors Preferred.................           3,288               40,172               20,429
     Administrative service fees - Advisors Select....................           1,977               43,333               24,181
     Administrative service fees - Advisors Signature.................             537                2,531                1,676
     Administrative service fees - Preferred..........................           1,994               24,476               26,931
     Administrative service fees - Select.............................           1,053               19,062                5,705
     Registration fees - Class A......................................          23,454               28,048               21,991
     Registration fees - Class B......................................             N/A               27,747               21,192
     Registration fees - Class J......................................             N/A               25,176               14,780
     Service fees - Advisors Preferred................................           3,726               45,527               23,152
     Service fees - Advisors Select...................................           2,471               54,166               30,226
     Service fees - Advisors Signature................................             479                2,260                1,496
     Service fees - Preferred.........................................           2,720               33,376               36,725
     Service fees - Select............................................           1,216               21,995                6,583
     Shareholder reports - Class A....................................             292                1,568                5,488
     Shareholder reports - Class B....................................             N/A                  372                2,498
     Shareholder reports - Class J....................................             N/A               21,999                4,362
     Transfer and administrative fees - Class A.......................          14,418               45,513               97,870
     Transfer and administrative fees - Class B.......................             N/A               18,283               38,601
     Transfer and administrative fees - Class J.......................             N/A              216,144               43,201
     Other expenses...................................................           1,415                3,222                2,575
                                                  Total Gross Expenses       2,822,502            7,583,383            6,522,647
     Less: Reimbursement from Manager - Class A.......................          30,672               43,696               16,978
     Less: Reimbursement from Manager - Class B.......................             N/A               40,559                5,837
                                                    Total Net Expenses       2,791,830            7,499,128            6,499,832
                                Net Investment Income (Operating Loss)          (6,787)           3,420,259           (4,280,918)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................      31,486,676           54,079,652           47,414,851
Change in unrealized appreciation/depreciation of:
     Investments......................................................       2,499,058           29,645,392           14,200,749
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies      33,985,734           83,725,044           61,615,600
       Net Increase (Decrease) in Net Assets Resulting from Operations    $ 33,978,947         $ 87,145,303         $ 57,334,682


See accommpanying notes.

                                                                            Preferred            Principal            Principal
                                                                            Securities            LifeTime             LifeTime
                                                                               Fund              2010 Fund            2020 Fund
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................             $ -         $ 27,512,333         $ 41,830,738
     Dividends........................................................      21,865,752                    -                    -
     Interest.........................................................      10,195,384                    -                    -
     Securities lending...............................................         107,565                    -                    -
                                                          Total Income      32,168,701           27,512,333           41,830,738
Expenses:
     Management and investment advisory fees..........................       3,696,031            1,004,036            1,780,906
     Distribution fees - Advisors Preferred...........................           1,161               84,132              151,360
     Distribution fees - Advisors Select..............................              48               87,033              161,908
     Distribution fees - Advisors Signature...........................             434               14,106               31,462
     Distribution fees - Class A......................................          12,659               23,760               32,069
     Distribution fees - Class B......................................             N/A                  N/A               31,279
     Distribution fees - Class J......................................         117,531              748,007            1,352,975
     Distribution fees - Select.......................................              11               17,401               33,596
     Administrative service fees - Advisors Preferred.................             696               50,479               90,816
     Administrative service fees - Advisors Select....................              32               58,022              107,939
     Administrative service fees - Advisors Signature.................             347               11,285               25,170
     Administrative service fees - Preferred..........................              15               57,077               85,540
     Administrative service fees - Select.............................              12               22,621               43,675
     Registration fees - Class A......................................          22,731               23,661               23,596
     Registration fees - Class B......................................             N/A                  N/A               23,201
     Registration fees - Class J......................................          18,251               22,038               30,600
     Service fees - Advisors Preferred................................             789               57,209              102,924
     Service fees - Advisors Select...................................              40               72,527              134,922
     Service fees - Advisors Signature................................             310               10,076               22,473
     Service fees - Preferred.........................................              21               77,833              116,646
     Service fees - Select............................................              14               26,101               50,395
     Shareholder reports - Class A....................................             634                  599                1,409
     Shareholder reports - Class B....................................             N/A                  N/A                  290
     Shareholder reports - Class J....................................           5,114                6,034               13,775
     Transfer and administrative fees - Class A.......................          20,091               22,689               42,568
     Transfer and administrative fees - Class B.......................             N/A                  N/A               15,363
     Transfer and administrative fees - Class J.......................          54,723               66,400              134,457
     Other expenses...................................................           2,408                3,517                6,209
                                                  Total Gross Expenses       3,954,103            2,566,643            4,647,523
     Less: Reimbursement from Manager - Class A.......................          39,148               23,217               37,654
     Less: Reimbursement from Manager - Class B.......................             N/A                  N/A               27,186
                                                    Total Net Expenses       3,914,955            2,543,426            4,582,683
                                Net Investment Income (Operating Loss)      28,253,746           24,968,907           37,248,055

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................         (225,471)                   -                    -
     Investment transactions in affiliates............................                -              957,791            1,688,842
     Futures contracts................................................         (435,130)                   -                    -
     Other investment companies - affiliated..........................                -            5,084,888           11,447,861
Change in unrealized appreciation/depreciation of:
     Investments......................................................        8,160,726                    -                    -
     Investments in affiliates........................................                -           65,662,474          151,199,479
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        7,500,125           71,705,153          164,336,182
       Net Increase (Decrease) in Net Assets Resulting from Operations     $ 35,753,871         $ 96,674,060        $ 201,584,237

See accommpanying notes.

                                                                            Principal            Principal            Principal
                                                                             LifeTime             LifeTime             LifeTime
                                                                            2030 Fund            2040 Fund            2050 Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................    $ 30,564,396         $ 11,943,485          $ 5,054,797
                                                          Total Income      30,564,396           11,943,485            5,054,797
Expenses:
     Management and investment advisory fees..........................       1,468,816              648,933              303,710
     Distribution fees - Advisors Preferred...........................         129,119               63,019               20,395
     Distribution fees - Advisors Select..............................         129,465               51,163               26,626
     Distribution fees - Advisors Signature...........................          19,050                9,889                3,075
     Distribution fees - Class A......................................          23,005               12,642                7,374
     Distribution fees - Class B......................................          22,328               17,296                1,132
     Distribution fees - Class J......................................       1,116,522              395,024               74,837
     Distribution fees - Select.......................................          41,584                9,153                4,289
     Administrative service fees - Advisors Preferred.................          77,472               37,812               12,237
     Administrative service fees - Advisors Select....................          86,311               34,109               17,751
     Administrative service fees - Advisors Signature.................          15,240                7,911                2,460
     Administrative service fees - Preferred..........................          72,774               29,050                7,964
     Administrative service fees - Select.............................          54,059               11,899                5,576
     Registration fees - Class A......................................          22,916               22,625               22,453
     Registration fees - Class B......................................          22,626               22,328               21,206
     Registration fees - Class J......................................          25,774               19,560               14,774
     Service fees - Advisors Preferred................................          87,801               42,853               13,868
     Service fees - Advisors Select...................................         107,887               42,636               22,188
     Service fees - Advisors Signature................................          13,607                7,064                2,196
     Service fees - Preferred.........................................          99,237               39,614               10,861
     Service fees - Select............................................          62,377               13,730                6,434
     Shareholder reports - Class A....................................           1,629                1,291                  857
     Shareholder reports - Class B....................................             331                  307                   38
     Shareholder reports - Class J....................................          20,419                8,978                2,045
     Transfer and administrative fees - Class A.......................          50,148               46,023               32,560
     Transfer and administrative fees - Class B.......................          15,356               14,497                6,080
     Transfer and administrative fees - Class J.......................         180,840               90,430               27,578
     Other expenses...................................................           5,114                2,260                1,067
                                                  Total Gross Expenses       3,971,807            1,702,096              671,631
     Less: Reimbursement from Manager - Class A.......................          50,424               56,500               48,127
     Less: Reimbursement from Manager - Class B.......................          29,715               30,497               27,100
     Less: Reimbursement from Manager - Class J.......................               -               12,014               17,005
                                                    Total Net Expenses       3,891,668            1,603,085              579,399
                                Net Investment Income (Operating Loss)      26,672,728           10,340,400            4,475,398

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................                -                    -                    -
     Investment transactions in affiliates............................        1,579,379              829,681              459,895
     Other investment companies - affiliated..........................       10,951,221            4,794,960            2,471,576
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................      135,962,440           62,385,010           29,405,942
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies      148,493,040           68,009,651           32,337,413
       Net Increase (Decrease) in Net Assets Resulting from Operations    $ 175,165,768         $ 78,350,051         $ 36,812,811

See accommpanying notes.

                                                                            Principal
                                                                        LifeTime Strategic      Real Estate           Short-Term
                                                                           Income Fund        Securities Fund         Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................     $ 13,552,240                  $ -                  $ -
     Dividends........................................................                -           19,922,501                    -
     Interest.........................................................                -            1,003,134           10,016,647
     Securities lending...............................................                -               83,964               49,345
                                                          Total Income       13,552,240           21,009,599           10,065,992
Expenses:
     Management and investment advisory fees..........................          419,143            8,663,199              792,753
     Distribution fees - Advisors Preferred...........................           37,362              106,537                5,171
     Distribution fees - Advisors Select..............................           46,143               75,925                  225
     Distribution fees - Advisors Signature...........................            5,699                5,796                  163
     Distribution fees - Class A......................................           10,474              251,461              156,393
     Distribution fees - Class B......................................              285              164,817                  N/A
     Distribution fees - Class J......................................          357,059              924,156              242,763
     Distribution fees - Select.......................................            3,342               11,345                  796
     Administrative service fees - Advisors Preferred.................           22,417               63,923                3,103
     Administrative service fees - Advisors Select....................           30,762               50,617                  150
     Administrative service fees - Advisors Signature.................            4,560                4,637                  130
     Administrative service fees - Preferred..........................           17,465               83,378                6,740
     Administrative service fees - Select.............................            4,345               14,748                1,035
     Registration fees - Class A......................................           22,845               22,865               29,137
     Registration fees - Class B......................................           21,266               21,844                  N/A
     Registration fees - Class J......................................           17,731               22,117               16,001
     Service fees - Advisors Preferred................................           25,406               72,445                3,516
     Service fees - Advisors Select...................................           38,452               63,270                  188
     Service fees - Advisors Signature................................            4,071                4,140                  116
     Service fees - Preferred.........................................           23,816              113,698                9,191
     Service fees - Select............................................            5,013               17,017                1,194
     Shareholder reports - Class A....................................              138               19,607               11,240
     Shareholder reports - Class B....................................               16                6,052                  N/A
     Shareholder reports - Class J....................................            3,153               32,151                9,220
     Transfer and administrative fees - Class A.......................           12,881              297,146              142,915
     Transfer and administrative fees - Class B.......................            5,384               91,231                  N/A
     Transfer and administrative fees - Class J.......................           42,103              308,517               87,425
     Other expenses...................................................            1,484                4,455                  877
     Reverse repurchase agreement interest expense....................                -                    -              442,690
                                                  Total Gross Expenses        1,182,815           11,517,094            1,963,132
     Less: Reimbursement from Manager - Class A.......................            24,278                    -                    -
     Less: Reimbursement from Manager - Class B.......................            26,602                    -                  N/A
                                                    Total Net Expenses         1,131,935           11,517,094            1,963,132
                                Net Investment Income (Operating Loss)        12,420,305            9,492,505            8,102,860

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................                -          103,639,677             (731,965)
     Investment transactions in affiliates............................          365,537                    -                    -
     Futures contracts................................................                -                    -              (96,073)
     Other investment companies - affiliated..........................        1,481,929                    -                    -
     Swap agreements..................................................                -                    -              (16,046)
Change in unrealized appreciation/depreciation of:
     Investments......................................................                -          237,994,150            1,018,123
     Investments in affiliates........................................       17,242,369                    -                    -
     Futures contracts................................................                -                    -                  612
     Swap agreements..................................................                -                    -              107,544
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies       19,089,835          341,633,827              282,195
       Net Increase (Decrease) in Net Assets Resulting from Operations     $ 31,510,140        $ 351,126,332          $ 8,385,055

See accommpanying notes.

                                                                             SmallCap             SmallCap            Tax-Exempt
                                                                            Blend Fund           Value Fund           Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................     $ 3,206,191          $ 2,114,055                  $ -
     Interest.........................................................         462,425              364,101            7,283,232
     Securities lending...............................................         302,162               57,800                    -
                                                          Total Income       3,970,778            2,535,956            7,283,232
Expenses:
     Management and investment advisory fees..........................       2,375,684            1,236,949              776,455
     Distribution fees - Advisors Preferred...........................           3,914               18,597                  N/A
     Distribution fees - Advisors Select..............................           7,304               14,638                  N/A
     Distribution fees - Advisors Signature...........................             420                2,350                  N/A
     Distribution fees - Class A......................................         267,043               12,377              348,526
     Distribution fees - Class B......................................         219,629                9,951               65,504
     Distribution fees - Class J......................................         678,923              286,115                  N/A
     Distribution fees - Select.......................................             620                2,089                  N/A
     Administrative service fees - Advisors Preferred.................           2,348               11,159                  N/A
     Administrative service fees - Advisors Select....................           4,870                9,759                  N/A
     Administrative service fees - Advisors Signature.................             336                1,879                  N/A
     Administrative service fees - Preferred..........................           7,334               14,503                  N/A
     Administrative service fees - Select.............................             806                2,715                  N/A
     Registration fees - Class A......................................          22,300               21,886               27,585
     Registration fees - Class B......................................          20,704               21,588               24,052
     Registration fees - Class J......................................          21,351               17,252                  N/A
     Service fees - Advisors Preferred................................           2,661               12,647                  N/A
     Service fees - Advisors Select...................................           6,087               12,198                  N/A
     Service fees - Advisors Signature................................             300                1,678                  N/A
     Service fees - Preferred.........................................          10,001               19,776                  N/A
     Service fees - Select............................................             930                3,133                  N/A
     Shareholder reports - Class A....................................          29,092                1,357                4,903
     Shareholder reports - Class B....................................           7,788                  374                  383
     Shareholder reports - Class J....................................          25,342               10,708                  N/A
     Transfer and administrative fees - Class A.......................         377,692               36,504               66,430
     Transfer and administrative fees - Class B.......................          99,949               14,990               13,210
     Transfer and administrative fees - Class J.......................         222,711               98,140                  N/A
     Other expenses...................................................           1,407                  722                1,210
                                                  Total Gross Expenses       4,417,546            1,896,034            1,328,258
     Less: Reimbursement from Manager - Class A.......................           -               35,721               63,285
     Less: Reimbursement from Manager - Class B.......................               -               30,759               56,750
                                                    Total Net Expenses       4,417,546            1,829,554            1,208,223
                                Net Investment Income (Operating Loss)        (446,768)             706,402            6,075,009

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................       29,288,477           10,991,510              460,911
     Futures contracts................................................           35,915                    -             (188,710)
Change in unrealized appreciation/depreciation of:
     Investments......................................................       12,971,059           15,109,704            1,819,060
     Futures contracts................................................           42,000                    -                 (500)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies       42,337,451           26,101,214            2,090,761
       Net Increase (Decrease) in Net Assets Resulting from Operations     $ 41,890,683         $ 26,807,616          $ 8,165,770

See accommpanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006


                                                                           Ultra Short
                                                                            Bond Fund
--------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Interest.........................................................          11,406,188
     Securities lending...............................................               1,421
                                                          Total Income          11,407,609
Expenses:
     Management and investment advisory fees..........................             856,494
     Distribution fees - Advisors Preferred...........................              31,485
     Distribution fees - Advisors Select..............................              29,169
     Distribution fees - Advisors Signature...........................                  36
     Distribution fees - Class A......................................              10,207
     Distribution fees - Class J......................................             188,323
     Distribution fees - Select.......................................                  11
     Administrative service fees - Advisors Preferred.................              18,891
     Administrative service fees - Advisors Select....................              19,446
     Administrative service fees - Advisors Signature.................                  29
     Administrative service fees - Preferred..........................              17,950
     Administrative service fees - Select.............................                  15
     Registration fees - Class A......................................              25,783
     Registration fees - Class J......................................              17,501
     Service fees - Advisors Preferred................................              21,409
     Service fees - Advisors Select...................................              24,308
     Service fees - Advisors Signature................................                  25
     Service fees - Preferred.........................................              24,477
     Service fees - Select............................................                  15
     Shareholder reports - Class A....................................                 208
     Shareholder reports - Class J....................................               4,741
     Transfer and administrative fees - Class A.......................               6,905
     Transfer and administrative fees - Class J.......................              81,355
     Other expenses...................................................                 915
                                                  Total Gross Expenses           1,379,698
     Less: Reimbursement from Manager - Class A.......................              18,986
                                                    Total Net Expenses           1,360,712
                                Net Investment Income (Operating Loss)          10,046,897

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................            (114,264)
     Futures contracts................................................              97,305
Change in unrealized appreciation/depreciation of:
     Investments......................................................             281,263
     Futures contracts................................................              (1,620)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies             262,684
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 10,309,581





                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.




                                                                                                         Bond & Mortgage
                                                                                                            Securities
                                                                                                               Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended               Year Ended
                                                                                            October 31, 2006       October 31, 2005
Operations
Net investment income (operating loss).......................................................      $ 78,551,841       $ 36,718,593
Net realized gain (loss) from investment transactions and foreign currency transactions......        (6,177,426)        (4,091,462)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        19,087,147        (26,641,976)
                              Net Increase (Decrease) in Net Assets Resulting from Operations        91,461,562          5,985,155

Dividends and Distributions to Shareholders
From net investment income...................................................................       (78,236,753)       (35,672,708)
From net realized gain on investments and foreign currency transactions......................                 -           (455,445)
                                                            Total Dividends and Distributions       (78,236,753)       (36,128,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................       693,410,546        724,208,764
Redemption fees - Class J....................................................................             1,033                  -
                                                      Total increase (decrease) in net assets       706,636,388        694,065,766

Net Assets
Beginning of period..........................................................................     1,333,789,594        639,723,828
End of period (including undistributed net investment income as set forth below).............   $ 2,040,425,982    $ 1,333,789,594
Undistributed (overdistributed) net investment income (operating loss).......................       $ 1,038,672         $ (394,703)



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $28,703,719 $11,661,349  $4,586,940 $26,488,535 $3,971,565 $63,233,922 $640,198,558 $40,810,173 $15,686,973
Reinvested.............  1,767,582   1,594,962     121,934  6,886,629       956,726  9,029,774  52,937,605   3,620,742    625,286
Redeemed............... (15,172,341)(10,674,872)  (950,500) (37,328,512)(8,204,289)(47,214,435)(77,728,110)(15,149,744)(7,049,625)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $15,298,960 $2,581,439  $3,758,374 $(3,953,348)$(3,275,998) $25,049,261 $615,408,053 $29,281,171 $9,262,634
                        ========================================================================================================
Shares:
Sold...................  2,727,727   1,105,291     433,547  2,491,550     377,212  5,951,611  60,617,039   3,873,411  1,468,900
Reinvested.............    167,998     151,964      11,556    651,295      90,465    851,024   5,013,075     343,847     58,696
Redeemed............... (1,441,864)(1,014,748)    (90,569) (3,530,019)  (773,769) (4,448,469)(7,331,046) (1,439,831)  (661,519)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..1,453,861     242,507     354,534  (387,174)   (306,092)  2,354,166  58,299,068   2,777,427    866,077
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,000,905 $16,009,972   $987,322 $9,642,589  $1,853,952 $82,862,865 $432,163,865 $40,573,749 $9,308,713
Issued in acquisitions.          -           -           - 175,874,038 30,049,571          -           -           -          -
Reinvested.............  1,141,896   1,199,078      10,072  1,657,666     231,918  6,297,543  22,965,077   2,198,054    228,506
Redeemed............... (9,779,160) (8,236,339)  (229,561) (11,039,269)(2,930,972) (32,672,995)(40,225,003)(18,939,844)(2,995,444)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)$7,363,641  $8,972,711   $767,833 $176,135,024 $29,204,469 $56,487,413 $414,903,939 $23,831,959 $6,541,775
                         ========================================================================================================
Shares:
Sold...................  1,484,610   1,490,319      91,037    893,228     172,184  7,629,542  39,990,933   3,761,244    853,910
Issued in acquisitions.          -           -           - 16,176,058   2,762,310          -           -           -          -
Reinvested.............    106,068     111,634         935    154,184      21,558    580,287   2,126,472     204,023     20,987
Redeemed...............  (907,195)   (764,429)    (21,147) (1,023,586)  (271,601) (3,009,468)(3,721,235) (1,757,597)  (275,134)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....683,483     837,524      70,825 16,199,884   2,684,451  5,200,361  38,396,170   2,207,670    599,763
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income...............$(1,767,582 $(1,594,962) $(122,016) $(7,533,312) $(985,373) $(9,045,737) $(52,941,743) $(3,620,742) $(625,286)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and  $(1,767,582 $(1,594,962) $(122,016) $(7,533,312) $(985,373) $(9,045,737) $(52,941,743) $(3,620,742) $(625,286)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(1,122,395) $(1,176,461) $(10,380) $(1,832,019) $(241,787) $(6,199,950$(22,697,255)$(2,165,527)$(226,934)
From net realized gain
on investments and
foreign currency
transactions...........   (19,501)    (22,617)         (7)          -           -  (110,739)   (268,252)    (32,527)    (1,802)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and  $(1,141,896) $(1,199,078) $(10,387) $(1,832,019) $(241,787) $(6,310,689) $(22,965,507) $(2,198,054) $(228,736)
Distributions...............
                        ========================================================================================================

See accompanying notes.

                                                                                                           Disciplined
                                                                                                             LargeCap
                                                                                                            Blend Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended              Year Ended
                                                                                              Ocotober 31, 2006   October 31, 2005
Operations
Net investment income (operating loss).......................................................     $ 10,513,946        $ 4,860,867
Net realized gain (loss) from investment transactions and foreign currency transactions......       27,063,336          8,305,543
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................       81,180,153         26,060,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations      118,757,435         39,227,005

Dividends and Distributions to Shareholders
From net investment income...................................................................       (5,462,809)        (1,553,513)
From net realized gain on investments and foreign currency transactions......................       (9,237,445)        (1,280,251)
                                                            Total Dividends and Distributions      (14,700,254)        (2,833,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................      367,743,350        342,393,782
Redemption fees - Class A....................................................................                -                519
                                                      Total increase (decrease) in net assets      471,800,531        378,787,542

Net Assets
Beginning of period..........................................................................      626,804,280        248,016,738
End of period (including undistributed net investment income as set forth below).............  $ 1,098,604,811      $ 626,804,280
Undistributed (overdistributed) net investment income (operating loss).......................      $ 8,556,568        $ 3,505,431



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $6,186,113  $2,332,524  $1,216,727 $9,094,011  $1,495,913  $408,408,662 $2,294,105  $5,861,448
     Reinvested.............     14,608       3,699         895  1,501,599     199,100   12,958,605         192       2,703
     Redeemed...............  (877,594)   (806,730)    (27,672) (14,401,349) (4,425,648) (61,267,697) (859,185) (1,161,679)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).... $5,323,127  $1,529,493  $1,189,950 $(3,805,739) $(2,730,635) $360,099,570 $1,435,112  $4,702,472
                             =============================================================================================
Shares:
     Sold...................    414,102     157,017      78,840    605,388      99,063 27,171,274     151,927     388,027
     Reinvested.............        993         252          61    101,372      13,435    877,570          13         184
     Redeemed...............   (57,909)    (53,325)     (1,830)  (956,055)   (294,917) (3,956,499)   (55,848)    (76,634)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    357,186     103,944      77,071  (249,295)   (182,419) 24,092,345      96,092     311,577
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $34,576    $343,366     $10,516 $2,866,717    $574,405 $255,434,072   $10,898    $189,734
     Issued in acquisitions.          -           -           - 88,023,532  15,037,701          -           -           -
     Reinvested.............         21           -           -          -           -  2,833,259           -           -
     Redeemed...............   (11,372)    (97,083)           - (4,848,373)(1,595,184) (16,395,395)   (1,474)    (16,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $23,225    $246,283     $10,516 $86,041,876 $14,016,922 $241,871,936    $9,424    $173,600
                             =============================================================================================
Shares:
     Sold...................      2,554      24,001         808    199,559      39,925 18,241,474         764      13,248
     Issued in acquisitions.          -           -           -  6,299,945   1,076,270          -           -           -
     Reinvested.............          1           -           -          -           -    205,405           -           -
     Redeemed...............      (849)     (6,932)           -  (337,884)   (111,043) (1,165,550)      (103)     (1,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      1,706      17,069         808  6,161,620   1,005,152 17,281,329         661      12,114
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................   $(2,690)      $(315)          $- $(284,857)          $- $(5,174,051)    $(124)      $(772)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (12,093)     (3,554)     (1,051) (1,232,495)  (201,287) (7,784,554)      (281)     (2,130)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(14,783)    $(3,869)    $(1,051) $(1,517,352)$(201,287) $(12,958,605)   $(405)    $(2,902)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(68)       $(51)       $(49)         $-          $- $(1,553,242)     $(52)       $(51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (45)        (49)        (48)          -           - (1,280,017)       (46)        (46)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(113)      $(100)       $(97)         $-          $- $(2,833,259)     $(98)       $(97)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                           Diversified
                                                                                                          International
                                                                                                               Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................     $ 5,344,919        $ 1,197,836
Net realized gain (loss) from investment transactions and foreign currency transactions......     100,479,123         32,486,125
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................      58,707,258         29,239,494
                              Net Increase (Decrease) in Net Assets Resulting from Operations     164,531,300         62,923,455

Dividends and Distributions to Shareholders
From net investment income...................................................................      (1,118,016)          (542,750)
From net realized gain on investments and foreign currency transactions......................     (20,952,178)        (2,442,645)
                                                            Total Dividends and Distributions     (22,070,194)        (2,985,395)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................     134,389,862        352,441,520
Redemption fees - Class J....................................................................           1,995                702
                                                      Total increase (decrease) in net assets     276,852,963        412,380,282

Net Assets
Beginning of period..........................................................................     516,871,654        104,491,372
End of period (including undistributed net investment income as set forth below).............   $ 793,724,617      $ 516,871,654
Undistributed (overdistributed) net investment income (operating loss).......................     $ 4,929,394          $ 702,749



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $27,307,529 $13,227,766  $3,394,006 $48,198,985 $5,977,583 $77,712,196 $3,190,377 $34,485,712 $15,439,927
Reinvested.............    663,413     362,317      23,577 11,911,608   1,729,713  4,434,641   1,670,394   1,014,054     34,851
Redeemed............... (3,020,410)(3,001,865)   (293,551) (59,664,260)(13,140,152)(26,376,874) (270,126) (9,777,961)  (843,588)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $24,950,532$10,588,218  $3,124,032   $446,333 $(5,432,856)$55,769,963 $4,590,645 $25,721,805 $14,631,190
                        ========================================================================================================
Shares:
Sold...................  2,070,816     993,521     257,904  3,662,955     439,079  5,921,585     270,224   2,570,894  1,134,915
Reinvested.............     56,447      31,100       2,012  1,009,097     147,084    380,004     141,022      85,807      2,925
Redeemed...............  (229,158)   (237,820)    (21,973) (4,628,648)(1,009,815) (2,029,982)   (20,551)   (737,718)   (62,787)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  1,898,105     786,801     237,943     43,404   (423,652)  4,271,607     390,695   1,918,983  1,075,053
                       ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $8,521,776  $4,284,110    $328,140 $14,119,202 $1,998,181 $36,626,479$10,478,313  $9,449,532   $737,099
Issued in acquisitions.          -           -           - 280,773,301 42,516,630          -           -           -          -
Reinvested.............    224,254     156,672           -          -           -  1,788,123     478,379     297,698     38,263
Redeemed............... (4,930,894)(2,115,756)    (24,383) (31,483,376)(5,444,211) (12,756,910)  (17,416) (1,971,949) (1,629,737)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)$3,815,136  $2,325,026    $303,757 $263,409,127 $39,070,600 $25,657,692 $10,939,276  $7,775,281 $(854,375)
                        ========================================================================================================
Shares:
Sold...................    773,418     401,519      30,286  1,265,369     177,902  3,518,538     993,823     895,097     69,402
Issued in acquisitions.          -           -           - 27,100,414   4,103,744          -           -           -          -
Reinvested.............     22,671      15,936           -          -           -    181,702      48,304      30,032      3,818
Redeemed...............  (455,694)   (199,553)     (2,236) (2,827,413)  (489,132) (1,229,562)    (1,666)   (190,702)  (157,945)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  340,395     217,902      28,050   25,538,370   3,792,514  2,470,678   1,040,461     734,427   (84,725)
                       ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................  $(32,118)         $-          $-    $(680,382)        $-         $-  $(281,650)  $(119,959)   $(3,907)
From net realized gain
on investments and
foreign currency
transactions...........  (631,295)   (362,317)   (24,070) (11,440,861) (1,744,730) (4,435,122)(1,388,744)   (894,095)   (30,944)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(663,413)  $(362,317) $(24,070) $(12,121,243) $(1,744,730) $(4,435,122)$(1,670,394) $(1,014,054) $(34,851)
Distributions...............
                          ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(40,716)   $(27,896)       $(46)         $-          $- $(315,959)   $(94,235)   $(56,732)   $(7,166)
From net realized gain
on investments and
foreign currency
transactions...........  (183,538)   (128,776)       (222)          -           - (1,473,902)  (384,144)   (240,966)   (31,097)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(224,254)  $(156,672)      $(268)         $-          $- $(1,789,861)$(478,379)  $(297,698)  $(38,263)
Distributions...............
                             =====================================================================================================


See accompanying notes.

                                                                                                              Equity
                                                                                                           Income Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................     $ 3,010,616        $ 3,009,344
Net realized gain (loss) from investment transactions and foreign currency transactions......       6,426,207          7,934,829
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................      12,516,230             50,734
                              Net Increase (Decrease) in Net Assets Resulting from Operations      21,953,053         10,994,907

Dividends and Distributions to Shareholders
From net investment income...................................................................      (2,906,700)        (3,249,362)
                                                            Total Dividends and Distributions      (2,906,700)        (3,249,362)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         733,592         10,354,881
                                                      Total increase (decrease) in net assets      19,779,945         18,100,426

Net Assets
Beginning of period..........................................................................      98,997,189         80,896,763
End of period (including undistributed net investment income as set forth below).............   $ 118,777,134       $ 98,997,189
Undistributed (overdistributed) net investment income (operating loss).......................       $ 198,353           $ 93,831

See accompanying notes.

                              Class A     Class B
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $15,862,824 $2,009,135
     Reinvested.............  2,510,004     218,284
     Redeemed............... (16,434,685)(3,431,970)
                             -----------------------
Net Increase (Decrease)..... $1,938,143 $(1,204,551)
                             =======================
Shares:
     Sold...................  1,299,207     164,090
     Reinvested.............    206,243      18,027
     Redeemed............... (1,345,089)  (282,594)
                             -----------------------
Net Increase (Decrease).....    160,361   (100,477)
                             =======================
Year Ended October 31, 2005
Dollars:
     Sold................... $22,297,650 $3,453,850
     Reinvested.............  2,722,475     344,289
     Redeemed............... (14,902,976)(3,560,407)
                             -----------------------
Net Increase (Decrease)..... $10,117,149   $237,732
                             =======================
Shares:
     Sold...................  2,015,948     314,596
     Reinvested.............    244,632      31,073
     Redeemed............... (1,341,017)  (323,022)
                             -----------------------
Net Increase (Decrease).....    919,563      22,647
                             =======================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(2,683,049)$(223,651)
                             -----------------------
Total Dividends and          $(2,683,049)$(223,651)
Distributions...............
                             =======================
Year Ended October 31, 2005
     From net investment
     income................. $(2,897,110)$(352,252)
                             -----------------------
Total Dividends and          $(2,897,110)$(352,252)
Distributions...............
                             =======================

                                                                                                            Government
                                                                                                          & High Quality
                                                                                                            Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................    $ 15,630,532        $ 7,255,062
Net realized gain (loss) from investment transactions and foreign currency transactions......      (3,737,007)        (1,797,054)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................       4,243,878         (9,115,805)
                              Net Increase (Decrease) in Net Assets Resulting from Operations      16,137,403         (3,657,797)

Dividends and Distributions to Shareholders
From net investment income...................................................................     (15,725,435)        (6,921,202)
                                                            Total Dividends and Distributions     (15,725,435)        (6,921,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................     (38,556,142)       317,330,948
                                                      Total increase (decrease) in net assets     (38,144,174)       306,751,949

Net Assets
Beginning of period..........................................................................     425,998,579        119,246,630
End of period (including undistributed net investment income as set forth below).............   $ 387,854,405      $ 425,998,579
Undistributed (overdistributed) net investment income (operating loss).......................        $ 49,725          $ 112,109



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $5,042,387  $2,725,356    $615,335 $17,412,961 $2,875,491 $14,802,947         $-  $4,201,884   $293,242
Reinvested.............    289,306     292,196      17,441  8,273,934   1,260,306  3,985,234           -     508,561     85,464
Redeemed............... (2,096,108)(1,870,546)   (155,263) (58,483,328)(13,286,226)(22,285,575)         - (2,643,583)  (417,558)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$3,235,585  $1,147,006    $477,513 $(32,796,433)$(9,150,429)$(3,497,394)        $-  $2,066,862  $(38,852)
                        ========================================================================================================
Shares:
Sold...................    502,482     271,585      61,191  1,723,339     288,324  1,465,926           -     419,089     29,188
Reinvested.............     28,939      29,222       1,737    823,202     125,335    395,595           -      50,750      8,529
Redeemed...............  (209,560)   (186,641)    (15,492) (5,813,802)(1,319,820) (2,208,358)          -   (264,230)   (41,569)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....321,861     114,166      47,436 (3,267,261)  (906,161)  (346,837)           -     205,609    (3,852)
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $3,335,437  $3,344,583    $184,394 $8,840,822  $1,217,694 $25,839,934         $-  $6,738,577 $1,084,304
Issued in acquisitions.          -           -           - 259,420,184 51,566,749          -           -           -          -
Reinvested.............    118,645     209,440       1,686  2,343,494     361,282  3,199,450           -     300,681     50,097
Redeemed............... (1,058,800)(2,036,787)     (5,633) (20,236,474)(4,836,819) (19,614,903)         - (2,848,093)  (188,996)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$2,395,282  $1,517,236    $180,447 $250,368,026 $48,308,906 $9,424,481         $-  $4,191,165   $945,405
                        ========================================================================================================
Shares:
Sold...................    326,719     326,065      17,895    860,645     118,079  2,503,314           -     657,955    106,430
Issued in acquisitions.          -           -          -  25,051,027   4,976,299          -           -           -          -
Reinvested.............     11,607      20,480         165    229,235      35,328    310,468           -      29,340      4,891
Redeemed...............  (103,266)   (198,399)       (548) (1,972,345)  (471,576) (1,901,991)          -   (277,470)   (18,538)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..235,060     148,146      17,512   24,168,562   4,658,130    911,791           -     409,825     92,783
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(289,306)  $(292,196)   $(17,446) $(9,209,040) $(1,329,561)$(3,993,416)    $(445)  $(508,561)  $(85,464)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(289,306)  $(292,196)   $(17,446) $(9,209,040) $(1,329,561)$(3,993,416)    $(445)  $(508,561)  $(85,464)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
Distributions...............
                        ========================================================================================================

See accompanying notes.

                                                                                                            Inflation
                                                                                                         Protection Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                 October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................     $ 4,915,762        $ 2,027,568
Net realized gain (loss) from investment transactions and foreign currency transactions......      (1,531,070)              (582)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (590,302)        (1,223,448)
                              Net Increase (Decrease) in Net Assets Resulting from Operations       2,794,390            803,538

Dividends and Distributions to Shareholders
From net investment income...................................................................      (4,857,001)        (1,985,062)
From net realized gain on investments and foreign currency transactions......................         (47,175)                 -
                                                            Total Dividends and Distributions      (4,904,176)        (1,985,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................      48,007,210         77,591,730
                                                      Total increase (decrease) in net assets      45,897,424         76,410,206

Net Assets
Beginning of period..........................................................................      76,410,206                  -
End of period (including undistributed net investment income as set forth below).............   $ 122,307,630       $ 76,410,206
Undistributed (overdistributed) net investment income (operating loss).......................        $ 21,266           $ 46,652



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional  Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold...................   $934,166    $733,020     $94,016 $3,194,709  $3,683,165 $42,244,659    $75,761    $394,764
     Reinvested.............     22,941      16,273       1,140    140,880     251,295  4,437,168       4,142      19,354
     Redeemed...............  (186,197)   (200,436)    (64,117)  (943,597) (1,918,367) (4,805,357)   (31,548)    (90,624)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $770,910    $548,857     $31,039 $2,391,992  $2,016,093 $41,876,470    $48,355    $323,494
                             =============================================================================================
Shares:
     Sold...................     95,881      75,234       9,722    329,207     381,620  4,394,526       7,910      40,490
     Reinvested.............      2,412       1,715         121     14,599      26,188    463,573         433       2,024
     Redeemed...............   (19,228)    (20,949)     (6,661)   (97,897)   (199,433)  (501,009)     (3,303)     (9,529)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     79,065      56,000       3,182    245,909     208,375  4,357,090       5,040      32,985
                             =============================================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold...................    $26,745     $12,622     $11,452 $1,553,499  $4,071,941 $81,296,774   $123,794     $76,072
     Reinvested.............        247          20           7     12,268      81,782  1,825,940         918         731
     Redeemed...............          -       (208)           -   (44,601)   (349,415) (11,058,149)  (50,709)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $26,992     $12,434     $11,459 $1,521,166  $3,804,308 $72,064,565    $74,003     $76,803
                             =============================================================================================
Shares:
     Sold...................      2,667       1,266       1,147    155,624     407,034  8,151,168      12,445       7,648
     Reinvested.............         25           2           1      1,238       8,199    182,826          93          74
     Redeemed...............          -        (21)           -    (4,495)    (35,069) (1,094,636)    (5,047)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      2,692       1,247       1,148    152,367     380,164  7,239,358       7,491       7,722
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(23,074)   $(16,409)    $(1,277) $(149,194)  $(249,666) $(4,393,844)  $(4,278)   $(19,259)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (16)        (10)         (7)    (1,216)     (2,310)   (43,324)        (44)       (248)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(23,090)   $(16,419)    $(1,284) $(150,410)  $(251,976) $(4,437,168)  $(4,322)   $(19,507)
Distributions...............
                             =============================================================================================
Period Ended October 31, 2005(a)
     From net investment
     income.................     $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
Distributions...............
                             =============================================================================================

See accompanying notes.

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.

                                                                                                          International
                                                                                                             Emerging
                                                                                                           Markets Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................    $ 1,347,031          $ 803,060
Net realized gain (loss) from investment transactions and foreign currency transactions......     27,358,419         15,148,620
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................     34,335,144          7,064,670
                              Net Increase (Decrease) in Net Assets Resulting from Operations     63,040,594         23,016,350

Dividends and Distributions to Shareholders
From net investment income...................................................................       (233,025)                 -
From net realized gain on investments and foreign currency transactions......................    (15,239,884)        (2,929,219)
                                                            Total Dividends and Distributions    (15,472,909)        (2,929,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    138,667,108         90,314,464
Redemption fees - Class J....................................................................          3,084              1,935
                                                      Total increase (decrease) in net assets    186,237,877        110,403,530

Net Assets
Beginning of period..........................................................................    146,446,518         36,042,988
End of period (including undistributed net investment income as set forth below).............  $ 332,684,395      $ 146,446,518
Undistributed (overdistributed) net investment income (operating loss).......................    $ 1,200,879          $ 373,192



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $4,671,137  $3,450,757  $1,860,338 $35,113,306 $4,805,237 $70,233,414 $63,398,149  $8,397,776 $2,568,125
Reinvested.............    202,475      68,166      13,210  4,653,853     956,958  7,510,357     199,573     555,026     21,761
Redeemed............... (1,766,609)(1,361,488)   (463,338) (26,063,678)(3,399,541) (28,669,698)(2,765,585) (3,842,695) (1,679,878)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$3,107,003  $2,157,435  $1,410,210 $13,703,481 $2,362,654 $49,074,073 $60,832,137  $5,110,107   $910,008
                        ========================================================================================================
Shares:
Sold...................    207,554     149,888      80,517  1,553,884     210,979  3,187,921   2,685,465     366,106    110,898
Reinvested.............     10,338       3,502         675    235,501      48,752    390,906      10,062      28,054      1,102
Redeemed...............   (85,461)    (66,442)    (18,079) (1,230,550)  (152,800) (1,316,510)  (123,679)   (177,107)   (79,348)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...132,431      86,948      63,113    558,835     106,931  2,262,317   2,571,848     217,053     32,652
                         =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,239,350    $496,456     $79,236 $6,561,972  $1,409,211 $40,169,805 $1,506,693  $3,563,680    $95,534
Issued in acquisitions.          -           -           - 46,248,493   8,057,699          -           -           -          -
Reinvested.............     99,866           -           -          -           -  2,104,916           -     124,388          -
Redeemed............... (3,533,816)(1,495,872)       (953) (3,375,445)  (885,867) (9,240,222)   (79,338) (2,370,316) (1,461,006)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $(1,194,600) $(999,416)   $78,283 $49,435,020 $8,581,043 $33,034,499 $1,427,355  $1,317,752 $(1,365,472)
                         ========================================================================================================
Shares:
Sold...................    124,878      26,872       4,123    340,397      74,139  2,325,988      80,742     195,093      4,933
Issued in acquisitions.          -           -           -  2,668,277     464,882          -           -           -          -
Reinvested.............      6,410           -           -          -           -    137,039           -       7,938          -
Redeemed...............  (187,333)    (77,998)        (50)  (174,916)    (46,883)  (543,677)     (4,306)   (128,187)   (75,310)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..(56,045)    (51,126)       4,073  2,833,758     492,138  1,919,350      76,436      74,844   (70,377)
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................   $(7,029)      $(955)          $- $(123,112)          $-  $(42,918)   $(21,345)   $(35,944)   $(1,722)
From net realized gain
on investments and
foreign currency
transactions...........  (243,373)   (114,180)    (14,478) (5,615,316)  (967,222) (7,469,946)  (178,228)   (568,195)   (68,946)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(250,402)  $(115,135)   $(14,478) $(5,738,428) $(967,222) $(7,512,864) $(199,573)  $(604,139)  $(70,668)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
Distributions...............
                        ========================================================================================================

See accompanying notes.

                                                                                                             LargeCap
                                                                                                           Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 2,506,495          $ 829,789
Net realized gain (loss) from investment transactions and foreign currency transactions......    33,010,093          3,213,957
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    38,701,300         43,135,818
                              Net Increase (Decrease) in Net Assets Resulting from Operations    74,217,888         47,179,564

Dividends and Distributions to Shareholders
From net investment income...................................................................      (383,106)          (875,012)
                                                            Total Dividends and Distributions      (383,106)          (875,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................   254,418,630        437,233,254
                                                      Total increase (decrease) in net assets   328,253,412        483,537,806

Net Assets
Beginning of period..........................................................................   624,213,076        140,675,270
End of period (including undistributed net investment income as set forth below)............. $ 952,466,488      $ 624,213,076
Undistributed (overdistributed) net investment income (operating loss).......................   $ 2,272,852          $ 149,463



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $32,438,242 $15,804,675  $5,737,032 $29,094,286 $3,188,526 $17,071,059 $185,547,476 $50,023,071 $12,390,996
Reinvested.............          -           -           -          -           -          -     383,106           -          -
Redeemed............... (6,467,952)(1,865,759)   (903,424) (44,979,877)(12,618,534)(5,841,387)(13,752,867)(8,650,076) (2,179,963)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)$25,970,290 $13,938,916 $4,833,608 $(15,885,591)$(9,430,008)$11,229,672 $172,177,715 $41,372,995 $10,211,033
                        ========================================================================================================
Shares:
Sold...................  4,178,403   2,124,924     767,527  3,888,677     427,385  2,382,903  24,809,735   6,612,378  1,607,974
Reinvested.............          -           -           -          -           -          -      52,123           -          -
Redeemed...............  (833,126)   (253,299)   (121,273) (6,022,663)(1,700,137)  (813,439) (1,836,304) (1,142,841)  (282,496)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..3,345,277   1,871,625     646,254 (2,133,986)(1,272,752)  1,569,464  23,025,554   5,469,537  1,325,478
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $8,519,955  $2,314,979    $853,196 $9,576,207  $1,104,953 $5,665,974 $134,645,284 $1,787,084 $5,690,196
Issued in acquisitions.          -           -           - 262,477,595 37,635,406          -           -           -          -
Reinvested.............      2,426         393           -          -           -     82,590     779,685       9,585        276
Redeemed............... (1,143,545)  (216,082)    (99,582) (15,334,935(5,120,603) (3,325,162)(5,444,000)   (952,574) (2,276,047)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$7,378,836  $2,099,290    $753,614$256,718,867$33,619,756 $2,423,402 $129,980,969   $844,095 $3,414,425
                        ========================================================================================================
Shares:
Sold...................  1,149,891     334,507     119,112  1,359,428     155,915    873,170  19,972,089     257,203    844,402
Issued in acquisitions.          -           -           - 39,047,317   5,598,808          -           -           -          -
Reinvested.............        355          60           -          -           -     12,986     118,493       1,439         41
Redeemed...............  (158,719)    (32,319)    (14,385) (2,174,154)  (726,693)  (518,066)   (803,139)   (142,611)  (329,127)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...991,527     302,248     104,727 38,232,591   5,028,030    368,090  19,287,443     116,031    515,316
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $-         $-          $-         $-  $(383,106)          $-         $-
                        --------------------------------------------------------------------------------------------------------
Total Dividends and             $-          $-          $-         $-          $-         $-  $(383,106)          $-         $-
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................   $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
Distributions...............
                         ========================================================================================================


See accompanying notes.

                                                                                                             LargeCap
                                                                                                          S&P 500 Index
                                                                                                               Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 10,663,790        $ 8,382,467
Net realized gain (loss) from investment transactions and foreign currency transactions......      3,020,079          5,104,196
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    106,666,828         30,366,551
                              Net Increase (Decrease) in Net Assets Resulting from Operations    120,350,697         43,853,214

Dividends and Distributions to Shareholders
From net investment income...................................................................     (7,664,572)        (8,403,618)
From net realized gain on investments and foreign currency transactions......................     (3,072,594)       (36,116,133)
                                                            Total Dividends and Distributions    (10,737,166)       (44,519,751)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    105,879,034        205,724,569
Redemption fees - Class J....................................................................          1,727                  -
                                                      Total increase (decrease) in net assets    215,494,292        205,058,032

Net Assets
Beginning of period..........................................................................    726,156,614        521,098,582
End of period (including undistributed net investment income as set forth below).............  $ 941,650,906      $ 726,156,614
Undistributed (overdistributed) net investment income (operating loss).......................    $ 8,651,257        $ 5,652,039



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $48,406,942 $16,085,714  $6,097,650 $10,868,924 $65,787,982 $25,776,302 $59,177,035 $29,119,260
     Reinvested.............   1,487,452     739,314      50,659  1,092,336   4,125,175    121,902   2,756,245     344,980
     Redeemed...............  (39,304,058)(14,881,692)  (975,982) (15,830,014)(52,905,894)(2,470,647)(29,905,348)(9,885,203)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $10,590,336 $1,943,336  $5,172,327 $(3,868,754) $17,007,263 $23,427,557 $32,027,932 $19,579,037
                             =============================================================================================
Shares:
     Sold...................  5,295,067   1,755,576     671,605  1,185,995   7,255,864  2,808,075   6,386,234   3,169,099
     Reinvested.............    167,071      83,072       5,703    122,714     467,356     13,743     307,229      38,621
     Redeemed............... (4,300,724)(1,641,450)   (106,891) (1,729,069)(5,826,158)  (265,829) (3,242,234) (1,064,298)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,161,414     197,198     570,417  (420,360)   1,897,062  2,555,989   3,451,229   2,143,422
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $30,259,972$21,602,494  $1,413,042 $5,072,529 $87,887,749 $6,679,648 $48,050,725 $19,887,763
     Issued in acquisitions.          -           -           - 71,416,247           -          -           -           -
     Reinvested.............  7,557,801   4,228,660           -          -  21,131,630          -  10,555,225   1,029,480
     Redeemed............... (25,689,953(15,486,762)   (90,044) (4,653,535)(44,802,572)(2,437,598)(24,070,515)(13,817,417)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,127,820 $10,344,392  $1,322,998 $71,835,241 $64,216,807 $4,242,050 $34,535,435  $7,099,826
                             =============================================================================================
Shares:
     Sold...................  3,538,060   2,518,884     162,921    582,748  10,310,736    775,183   5,538,511   2,292,903
     Issued in acquisitions.          -           -           -  8,384,257           -          -           -           -
     Reinvested.............    879,454     492,635           -          -   2,484,429          -   1,219,719     119,516
     Redeemed............... (2,975,704)(1,804,503)    (10,468)  (533,746) (5,258,630)  (284,089) (2,779,266) (1,615,510)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,441,810   1,207,016     152,453  8,433,259   7,536,535    491,094   3,978,964     796,909
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(1,065,300) $(490,757)   $(31,856) $(804,676) $(2,811,813)$(101,138) $(2,101,630) $(257,402)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (422,152)   (248,557)    (18,803)  (303,532) (1,316,388)   (20,969)   (654,615)    (87,578)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(1,487,452)$(739,314)   $(50,659) $(1,108,208 $(4,128,201) $(122,107) $(2,756,245) $(344,980)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,418,440)$(796,478)      $(144)         $- $(3,977,602)    $(154) $(2,018,558) $(192,242)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (6,139,361)(3,432,182)       (676)          - (17,169,319)     (690) (8,536,667)   (837,238)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(7,557,801)$(4,228,660)     $(820)         $- $(21,146,921)   $(844) $(10,555,225$(1,029,480)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                             LargeCap
                                                                                                            Value Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 10,376,876        $ 4,158,796
Net realized gain (loss) from investment transactions and foreign currency transactions......     33,765,319         13,670,724
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................     69,696,933          1,235,817
                              Net Increase (Decrease) in Net Assets Resulting from Operations    113,839,128         19,065,337

Dividends and Distributions to Shareholders
From net investment income...................................................................     (5,682,477)        (1,684,432)
From net realized gain on investments and foreign currency transactions......................    (13,831,742)        (4,668,645)
                                                            Total Dividends and Distributions    (19,514,219)        (6,353,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    105,237,234        408,354,578
                                                      Total increase (decrease) in net assets    199,562,143        421,066,838

Net Assets
Beginning of period..........................................................................    543,312,250        122,245,412
End of period (including undistributed net investment income as set forth below).............  $ 742,874,393      $ 543,312,250
Undistributed (overdistributed) net investment income (operating loss).......................    $ 8,279,477        $ 3,585,078



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $2,354,943  $1,094,974    $558,202 $19,701,278 $2,481,636 $21,687,304$109,060,118 $3,689,098   $736,298
Reinvested.............     24,429     124,990       8,835  8,884,459     735,397    899,120   8,363,365     211,716     24,256
Redeemed...............  (406,305)   (889,551)   (158,011) (55,667,366)(7,934,653) (6,095,477)(2,521,827) (1,362,067)  (367,927)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$1,973,067    $330,413    $409,026 $(27,081,629)$(4,717,620)$16,490,947 $114,901,656 $2,538,747  $392,627
                        ========================================================================================================
Shares:
Sold...................    197,410      90,739      46,303  1,632,485     203,981  1,808,700   9,094,539     303,408     60,853
Reinvested.............      2,133      10,878         769    769,600      63,659     78,785     725,496      18,345      2,113
Redeemed...............   (33,830)    (74,855)    (13,182) (4,664,462)  (661,362)  (509,135)   (211,483)   (113,218)   (30,486)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...165,713      26,762      33,890 (2,262,377)  (393,722)  1,378,350   9,608,552     208,535     32,480
                       ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold...................   $636,282  $3,369,444    $220,337 $10,179,248 $1,127,083 $12,048,099$91,339,474  $2,923,265 $1,520,521
Issued in acquisitions.          -           -           - 303,957,352 26,422,754          -           -           -          -
Reinvested.............     43,481      66,409           -          -           -    889,836   5,166,916     185,125        226
Redeemed...............  (966,455)   (923,713)        (13) (36,483,219)(3,301,581) (4,173,888)(3,845,264) (1,244,081)  (803,060)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$(286,692)  $2,512,140    $220,324 $277,653,381 $24,248,256 $8,764,047 $92,661,126  $1,864,309   $717,687
                         ========================================================================================================
Shares:
Sold...................     55,881     299,735      19,293    886,896      98,422  1,084,236   8,124,018     258,910    134,856
Issued in acquisitions.          -           -           - 27,073,783   2,353,499          -           -           -          -
Reinvested.............      3,988       6,078           -          -           -     81,974     472,420      16,901         21
Redeemed...............   (87,605)    (81,755)         (1) (3,167,535)  (287,627)  (376,857)   (339,288)   (111,496)   (70,752)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..(27,736)     224,058      19,292 24,793,144   2,164,294    789,353   8,257,150     164,315     64,125
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................   $(7,337)   $(21,971)    $(1,347) $(2,395,483)$(119,116) $(144,891) $(2,922,771)  $(62,953)   $(6,608)
From net realized gain
on investments and
foreign currency
transactions...........   (17,092)   (103,019)     (7,802) (6,720,966)  (621,032)  (754,435) (5,440,594)   (148,763)   (18,039)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and         $(24,429)  $(124,990)    $(9,149) $(9,116,449)$(740,148) $(899,326) $(8,363,365) $(211,716)  $(24,647)
Distributions...............
                          ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income................ $(11,188)   $(16,851)      $(117)         $-          $- $(224,960) $(1,383,286)  $(47,842)     $(188)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (32,293)    (49,558)       (359)          -           -  (664,972) (3,783,630)   (137,283)      (550)
                          --------------------------------------------------------------------------------------------------------
Total Dividends and         $(43,481)   $(66,409)      $(476)         $-          $- $(889,932) $(5,166,916) $(185,125)     $(738)
Distributions...............
                           ========================================================================================================

See accompanying notes.

                                                                                                              MidCap
                                                                                                            Blend Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 1,476,067          $ 873,655
Net realized gain (loss) from investment transactions and foreign currency transactions......    77,418,330         38,281,368
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    21,554,643         (2,029,829)
                              Net Increase (Decrease) in Net Assets Resulting from Operations   100,449,040         37,125,194

Dividends and Distributions to Shareholders
From net investment income...................................................................    (1,096,176)          (208,652)
From net realized gain on investments and foreign currency transactions......................   (38,198,887)        (6,508,853)
                                                            Total Dividends and Distributions   (39,295,063)        (6,717,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................     8,368,000        624,080,478
                                                      Total increase (decrease) in net assets    69,521,977        654,488,167

Net Assets
Beginning of period..........................................................................   740,697,649         86,209,482
End of period (including undistributed net investment income as set forth below)............. $ 810,219,626      $ 740,697,649
Undistributed (overdistributed) net investment income (operating loss).......................   $ 1,199,503          $ 819,612



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $3,466,065    $733,739    $219,585 $45,034,859 $6,424,444 $43,911,974         $-  $5,825,629 $3,320,447
Reinvested.............    190,028     171,875      14,019 27,071,899   3,644,630  6,267,032           -   1,328,728    155,710
Redeemed...............  (925,316) (1,696,890)    (75,743) (82,637,505)(19,029,376)(20,910,085)         - (12,657,874)(1,479,874)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,730,777  $(791,276)    $157,861 $(10,530,747)$(8,960,302)$29,268,921         $- $(5,503,517)$1,996,283
                         ========================================================================================================
Shares:
Sold...................    248,475      52,818      15,809  3,220,889     455,221  3,191,720           -     411,019    230,687
Reinvested.............     13,993      12,732       1,036  1,985,120     267,594    468,738           -      97,378     11,310
Redeemed...............   (66,392)   (122,172)     (5,427) (5,898,715)(1,365,820) (1,518,707)          -   (899,987)  (100,887)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 196,076    (56,622)      11,418  (692,706)   (643,005)  2,141,751           -   (391,590)    141,110
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,726,576  $2,835,210    $288,676 $19,998,331 $3,125,165 $44,342,602         $- $21,075,874 $2,890,205
Issued in acquisitions.          -           -           - 501,732,654 74,461,412          -           -           -          -
Reinvested.............    216,329      78,456           -          -           -  5,529,790           -     806,177     81,069
Redeemed............... (3,049,812)  (796,704)    (21,181) (23,911,617)(8,563,470) (14,252,808)         - (4,133,788) (1,378,668)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $(106,907)  $2,116,962    $267,495 $497,819,368 $69,023,107 $35,619,584         $- $17,748,263 $1,592,606
                         ========================================================================================================
Shares:
Sold...................    204,263     218,112      21,864  1,459,197     227,970  3,409,650           -   1,557,797    220,312
Issued in acquisitions.          -           -           - 37,875,532   5,621,092          -           -           -          -
Reinvested.............     16,866       6,144           -          -           -    436,924           -      62,749      6,247
Redeemed...............  (226,463)    (61,549)     (1,549) (1,742,982)  (624,661) (1,095,485)          -   (311,350)  (101,525)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  (5,334)     162,707      20,315 37,591,747   5,224,401  2,751,089           -   1,309,196    125,034
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
 From net investment
 income.................         $-          $-          $- $(1,017,523)        $-         $-       $(67)   $(73,428)   $(5,158)
 From net realized gain
 on investments and
 foreign currency
 transactions...........  (190,028)   (171,875)    (14,568) (26,453,601(3,691,714) (6,270,626)      (623) (1,255,300)  (150,552)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and       $(190,028)  $(171,875)   $(14,568) $(27,471,124)$(3,691,714)$(6,270,626)    $(690) $(1,328,728)$(155,710)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
 From net investment
 income.................   $(6,605)    $(3,683)       $(18)         $-          $- $(165,843)       $(29)   $(29,638)   $(2,836)
 From net realized gain
 on investments and
 foreign currency
 transactions...........  (209,724)    (74,773)       (674)          -           - (5,367,358)      (765)   (776,539)   (79,020)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and      $(216,329)   $(78,456)      $(692)         $-          $- $(5,533,201)    $(794)  $(806,177)  $(81,856)
Distributions...............
                         ========================================================================================================


See accompanying notes.

                                                                                                              Money
                                                                                                           Market Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................  $ 27,164,609        $ 9,523,257
                              Net Increase (Decrease) in Net Assets Resulting from Operations    27,164,609          9,523,257

Dividends and Distributions to Shareholders
From net investment income...................................................................   (27,164,609)        (9,523,257)
                                                            Total Dividends and Distributions   (27,164,609)        (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................     1,082,809        473,280,383
                                                      Total increase (decrease) in net assets     1,082,809        473,280,383

Net Assets
Beginning of period..........................................................................   691,998,195        218,717,812
End of period (including undistributed net investment income as set forth below)............. $ 693,081,004      $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss).......................           $ -                $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Sold................... $94,484,268 $71,184,325 $30,942,986 $682,760,010 $2,687,087 $76,309,668 $26,436,749 $76,760,499 $45,999,662
Reinvested.............    516,733     461,780     69,123  16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed..............(88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$6,614,381    $337,196 $(7,049,524)$87,107,078 $(122,807) $14,025,778 $(114,189,108) $11,240,603 $3,119,212
                         =======================================================================================================
Shares:
Sold................... 94,484,268  71,184,325 30,942,986 682,760,010  2,687,087  76,309,668  26,436,749  76,760,499 45,999,662
Reinvested.............    516,733     461,780     69,123  16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed..............(88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  6,614,381     337,196 (7,049,524) 87,107,078  (122,807)  14,025,778 (114,189,108)11,240,603  3,119,212
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $95,777,197$78,191,806 $15,507,366$178,767,682$1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,724
Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed............... (94,738,305(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,252,051  $2,785,957 $8,627,228 $344,588,589$3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                             =======================================================================================================
Shares:
Sold................... 95,777,197  78,191,806 15,507,366 178,767,682  1,143,298  69,153,023  99,461,247  75,527,015 55,543,724
Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed............... (94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                             =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(518,183)  $(461,780)  $(69,126) $(16,646,780)$(82,585) $(5,527,065)$(2,297,555)$(1,422,659)$(138,876)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and          $(518,183)  $(461,780)  $(69,126) $(16,646,780)$(82,585) $(5,527,065)$(2,297,555)$(1,422,659)$(138,876)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and          $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                            Blend Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 7,823,842        $ 7,069,031
Net realized gain (loss) from investment transactions and foreign currency transactions......    46,847,020         35,180,865
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    72,208,584         12,559,932
                              Net Increase (Decrease) in Net Assets Resulting from Operations   126,879,446         54,809,828

Dividends and Distributions to Shareholders
From net investment income...................................................................    (5,838,845)        (5,990,472)
From net realized gain on investments and foreign currency transactions......................   (34,388,534)       (34,052,662)
                                                            Total Dividends and Distributions   (40,227,379)       (40,043,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    52,025,197        199,775,242
                                                      Total increase (decrease) in net assets   138,677,264        214,541,936

Net Assets
Beginning of period..........................................................................   807,713,718        593,171,782
End of period (including undistributed net investment income as set forth below)............. $ 946,390,982      $ 807,713,718
Undistributed (overdistributed) net investment income (operating loss).......................   $ 6,016,603        $ 4,031,606



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $9,437,807  $7,317,205  $2,361,101 $12,621,905 $2,596,811 $39,185,747$77,429,284  $5,056,523 $2,799,902
     Reinvested.............  1,185,114   1,285,465      10,409  2,267,315     962,517  3,217,754  28,746,037   2,060,013    438,294
     Redeemed..............(4,352,929)(9,549,942)   (469,000) (13,266,263)(3,214,834) (12,050,512)(94,126,218)(7,753,769) (2,170,539
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $6,269,992  $(947,272)  $1,902,510 $1,622,957    $344,494 $30,352,989$12,049,103  $(637,233) $1,067,657
                             =======================================================================================================
Shares:
     Sold...................    905,089     698,771     224,516  1,191,451     246,165  3,776,203   7,267,653     481,344    266,793
     Reinvested.............    114,858     125,347       1,006    218,153      92,817    317,513   2,764,086     199,136     42,265
     Redeemed...............  (412,824)   (907,076)    (43,952) (1,248,683)  (304,334) (1,161,410)(8,902,327)   (734,186)  (204,773)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    607,123    (82,958)     181,570    160,921      34,648  2,932,306   1,129,412    (53,706)    104,285
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,501,360 $11,759,213    $264,989 $4,539,074  $1,243,708 $30,358,460$109,769,814$10,320,311 $7,066,453
     Issued in acquisitions.          -           -           - 51,186,768  22,574,163          -           -           -          -
     Reinvested.............  1,520,729   1,477,549           -          -           -  3,104,189  31,286,682   2,252,061    398,324
     Redeemed............... (7,400,495)(6,822,393)     (3,351) (4,211,041)(1,091,143) (8,234,114)(58,724,797)(5,585,533) (4,775,738
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....$1,621,594  $6,414,369    $261,638 $51,514,801 $22,726,728 $25,228,535 $82,331,699  $6,986,839 $2,689,039
                             =======================================================================================================
Shares:
     Sold...................    735,142   1,166,839      25,303    435,508     119,176  3,029,562  10,630,380   1,032,330    693,646
     Issued in acquisitions.          -           -           -  5,013,615   2,211,078          -           -           -          -
     Reinvested.............    150,643     146,961           -          -           -    312,469   3,083,968     222,656     39,266
     Redeemed...............  (729,488)   (673,235)       (330)  (404,091)   (104,586)  (820,719) (5,732,064)   (545,961)  (474,784)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    156,297     640,565      24,973  5,045,032   2,225,668  2,521,312   7,982,284     709,025    258,128
                             =======================================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(87,239)   $(43,166)       $(26) $(103,657)          $- $(130,812) $(5,157,299) $(268,997)  $(47,649)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,097,875)(1,242,299)    (10,813) (2,210,900)  (969,014) (3,087,141)(23,588,831)(1,791,016)  (390,645)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and        $(1,185,114)$(1,285,465)  $(10,839) $(2,314,557)$(969,014) $(3,217,953)$(28,746,130$(2,060,013)$(438,294)
Distributions...............
                            ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(228,471)  $(209,034)       $(88)         $-          $- $(451,050) $(4,714,410) $(329,983)  $(57,436)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,292,258)(1,268,515)       (561)          -           - (2,656,090)(26,572,272)(1,922,078)  (340,888)
                            --------------------------------------------------------------------------------------------------------
Total Dividends and         $(1,520,729$(1,477,549)     $(649)         $-        $-  $(3,107,140)$(31,286,682)$(2,252,061)$(398,324)
Distributions...............
                            ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                           Blend Fund I
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 1,276,020          $ 506,149
Net realized gain (loss) from investment transactions and foreign currency transactions......    10,862,135          3,816,437
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    16,699,998          3,012,339
                              Net Increase (Decrease) in Net Assets Resulting from Operations    28,838,153          7,334,925

Dividends and Distributions to Shareholders
From net investment income...................................................................      (608,487)          (250,214)
From net realized gain on investments and foreign currency transactions......................      (736,539)          (155,099)
                                                            Total Dividends and Distributions    (1,345,026)          (405,313)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    95,704,679        153,683,697
                                                      Total increase (decrease) in net assets   123,197,806        160,613,309

Net Assets
Beginning of period..........................................................................   192,274,255         31,660,946
End of period (including undistributed net investment income as set forth below)............. $ 315,472,061      $ 192,274,255
Undistributed (overdistributed) net investment income (operating loss).......................   $ 1,006,727          $ 339,194



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $2,835,817  $2,099,509  $1,063,226 $16,790,703 $1,498,070 $15,202,587$93,665,216  $1,102,285   $586,409
Reinvested.............      8,902      22,665       1,086    929,201      82,281    226,700           -      40,253     18,432
Redeemed...............  (444,943) (1,852,200)   (442,079) (22,070,939)(7,766,632) (5,948,886)  (476,188) (1,199,710)  (267,086)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,399,776    $269,974    $622,233 $(4,351,035)$(6,186,281)$9,480,401 $93,189,028   $(57,172)   $337,755
                         =======================================================================================================
Shares:
Sold...................    317,051     237,251     119,836  1,883,301     166,482  1,724,709  10,090,039     122,985     65,543
Reinvested.............      1,021       2,607         125    106,796       9,425     26,290           -       4,609      2,116
Redeemed...............   (50,060)   (207,366)    (50,031) (2,484,280)  (874,917)  (674,158)    (50,160)   (134,084)   (29,815)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... 268,012      32,492      69,930  (494,183)   (699,010)  1,076,841  10,039,879     (6,490)     37,844
                          ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $1,340,383  $1,888,662     $10,500 $5,278,819    $640,144 $10,880,192         $-  $1,620,444 $1,898,691
Issued in acquisitions.          -           -           - 125,959,529 23,564,254          -           -           -          -
Reinvested.............     16,353      31,518           -          -           -    321,075           -      30,744      4,208
Redeemed............... (1,699,883)  (819,549)           - (8,047,302)(3,229,598) (4,555,771)          -   (951,887)  (497,829)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $(343,147)  $1,100,631     $10,500 $123,191,046 $20,974,800 $6,645,496         $-    $699,301 $1,405,070
                         ========================================================================================================
Shares:
Sold...................    160,915     231,380       1,356    629,801      76,556  1,341,964           -     199,209    234,310
Issued in acquisitions.          -           -           - 15,495,697   2,898,901          -           -           -          -
Reinvested.............      1,986       3,837           -          -           -     39,430           -       3,722        511
Redeemed...............  (202,989)   (100,599)           -  (961,677)   (385,279)  (563,252)           -   (114,790)   (61,150)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....(40,088)     134,618       1,356 15,163,821   2,590,178    818,142           -      88,141    173,671
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
 From net investment
 income.................   $(4,724)    $(8,938)      $(262) $(463,081)          $-  $(93,128)       $(95)   $(26,786)  $(11,473)
 From net realized gain
 on investments and
 foreign currency
 transactions...........    (4,178)    (13,727)       (878)  (480,894)    (82,715)  (133,685)        (36)    (13,467)    (6,959)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and            $(8,902)   $(22,665)    $(1,140) $(943,975)   $(82,715) $(226,813)      $(131)   $(40,253)  $(18,432)
Distributions...............
                           ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(10,060)   $(20,411)       $(72)         $-          $- $(198,151)       $(69)   $(18,769)   $(2,682)
From net realized gain
on investments and
foreign currency
transactions...........    (6,293)    (11,107)        (48)          -           -  (123,980)        (41)    (11,975)    (1,655)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and        $(16,353)   $(31,518)      $(120)         $-          $- $(322,131)      $(110)   $(30,744)   $(4,337)
Distributions...............
                          ========================================================================================================


See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                          Growth Fund I
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................      $ 3,815,604        $ 2,907,409
Net realized gain (loss) from investment transactions and foreign currency transactions......       57,172,056         43,189,905
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        6,594,912         44,444,279
                              Net Increase (Decrease) in Net Assets Resulting from Operations       67,582,572         90,541,593

Dividends and Distributions to Shareholders
From net investment income...................................................................                -         (4,003,726)
From net realized gain on investments and foreign currency transactions......................      (36,359,979)                 -
                                                            Total Dividends and Distributions      (36,359,979)        (4,003,726)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................      120,103,096        142,489,028
Redemption fees - Class J....................................................................              336                304
                                                      Total increase (decrease) in net assets      151,326,025        229,027,199

Net Assets
Beginning of period..........................................................................      955,390,554        726,363,355
End of period (including undistributed net investment income as set forth below).............  $ 1,106,716,579      $ 955,390,554
Undistributed (overdistributed) net investment income (operating loss).......................      $ 3,815,604                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $7,976,846  $4,307,998    $633,075 $8,392,568  $1,535,415 $13,981,301$168,264,340 $7,859,231 $5,463,970
Reinvested.............  1,091,270     861,998      14,106  1,815,314     555,338  1,153,247  29,406,414   1,132,067    303,725
Redeemed............... (13,140,208)(9,751,636)    (72,521) (11,204,507)(3,267,732) (6,017,321)(74,373,545)(11,102,234)(5,715,423)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $(4,072,092)$(4,581,640)   $574,660 $(996,625) $(1,176,979)$9,117,227 $123,297,209$(2,110,936)   $52,272
                         ========================================================================================================
Shares:
Sold...................    981,722     542,472      77,781  1,037,452     191,096  1,836,769  20,661,154     954,264    684,536
Reinvested.............    132,115     107,081       1,705    218,449      67,070    147,286   3,525,949     136,723     37,039
Redeemed............... (1,638,423)(1,243,404)     (9,186) (1,387,684)  (407,750)  (791,206) (9,069,046) (1,391,934)  (697,211)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). (524,586)   (593,851)      70,300  (131,783)   (149,584)  1,192,849  15,118,057   (300,947)     24,364
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $6,415,416  $5,470,564    $295,584 $2,753,569    $552,152 $11,187,877$150,588,664 $5,949,056 $2,351,772
Issued in acquisitions.          -           -           - 47,917,785  15,306,782          -           -           -          -
Reinvested.............    158,706     103,320           -          -           -     94,401   3,480,309     145,261     21,495
Redeemed............... (8,965,227)(5,623,636)    (54,403) (3,291,697)(1,552,223) (3,386,860)(78,014,341)(6,165,151) (3,250,147)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $(2,391,105) $(49,752)    $241,181 $47,379,657$14,306,711 $7,895,418 $76,054,632   $(70,834) $(876,880)
                         ========================================================================================================
Shares:
Sold...................    823,998     726,320      38,050    345,172      68,802  1,522,274  19,314,275     787,649    305,028
Issued in acquisitions.          -           -           -  6,098,950   1,948,243          -           -           -          -
Reinvested.............     20,347      13,559           -          -           -     12,705     444,484      18,647      2,777
Redeemed............... (1,163,602)  (747,301)     (6,905)  (409,889)   (192,755)  (460,407) (9,980,670)   (800,989)  (441,357)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. (319,257)     (7,422)      31,145  6,034,233   1,824,290  1,074,572   9,778,089       5,307  (133,552)
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions........... $(1,091,270)$(861,998)   $(14,526) $(1,838,648)$(557,674) $(1,153,657)$(29,406,414$(1,132,067)$(303,725)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(1,091,270)$(861,998)   $(14,526) $(1,838,648)$(557,674) $(1,153,657)$(29,406,414$(1,132,067)$(303,725)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
Distributions...............
                          =======================================================================================================


See accompanying notes.

                                                                                                             Partners
                                                                                                         LargeCap Growth
                                                                                                             Fund II
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................      $ 518,252          $ 396,837
Net realized gain (loss) from investment transactions and foreign currency transactions......     57,216,197         10,479,456
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................     31,537,424         34,709,737
                              Net Increase (Decrease) in Net Assets Resulting from Operations     89,271,873         45,586,030

Dividends and Distributions to Shareholders
From net investment income...................................................................       (689,961)          (797,869)
From net realized gain on investments and foreign currency transactions......................     (8,923,735)        (3,789,120)
                                                            Total Dividends and Distributions     (9,613,696)        (4,586,989)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    (25,585,441)       533,716,550
                                                      Total increase (decrease) in net assets     54,072,736        574,715,591

Net Assets
Beginning of period..........................................................................    784,589,553        209,873,962
End of period (including undistributed net investment income as set forth below).............  $ 838,662,289      $ 784,589,553
Undistributed (overdistributed) net investment income (operating loss).......................      $ 335,707          $ 651,588



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $1,973,745  $2,201,039    $464,069   $501,511  $4,416,188 $155,574,160$4,809,528  $6,197,848
     Reinvested.............     94,805     162,618       1,717      2,005     126,335  8,765,170     228,208     232,552
     Redeemed............... (2,943,258)(4,516,934)   (235,161)   (84,131) (2,400,431) (186,218,395)(9,483,925) (5,454,704)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(874,708) $(2,153,277)   $230,625   $419,385  $2,142,092 $(21,879,065)$(4,446,189)   $975,696
                             =============================================================================================
Shares:
     Sold...................    237,155     271,034      54,705     58,951     549,761 18,300,379     574,112     766,520
     Reinvested.............     11,368      19,664         201        234      15,597  1,021,917      26,943      27,586
     Redeemed...............  (353,542)   (552,270)    (27,668)    (9,829)   (302,493) (21,638,301)(1,156,286)   (649,778)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (105,019)   (261,572)      27,238     49,356     262,865 (2,316,005)  (555,231)     144,328
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,295,750 $10,000,309    $168,129   $142,023  $4,206,153 $533,473,611)$8,523,061 $18,422,395
     Reinvested.............    128,394     209,212           -          -     161,818  3,680,012     304,465     102,897
     Redeemed............... (1,792,268)(4,799,939)     (8,151)      (514) (1,795,031) (31,425,596)(4,555,666) (4,724,514)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,631,876  $5,409,582    $159,978   $141,509  $2,572,940 $505,728,027$4,271,860 $13,800,778
                             =============================================================================================
Shares:
     Sold...................    425,486   1,298,148      21,211     17,372     552,435 68,994,573   1,077,009   2,323,534
     Reinvested.............     16,351      26,818           -          -      21,175    457,376      38,323      13,002
     Redeemed...............  (227,382)   (615,916)     (1,008)       (63)   (236,857) (3,898,362)  (573,364)   (597,942)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    214,455     709,050      20,203     17,309     336,753 65,553,587     541,968   1,738,594
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $-         $-          $- $(689,961)          $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (94,805)   (162,618)     (1,834)    (2,117)   (126,392) (8,075,209)  (228,208)   (232,552)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(94,805)  $(162,618)    $(1,834)   $(2,117)  $(126,392) $(8,765,170)$(228,208)  $(232,552)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(19,925)   $(29,526)       $(27)         $-   $(24,629) $(656,840)   $(50,551)   $(16,371)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (108,469)   (179,686)       (164)          -   (137,189) (3,023,172)  (253,914)    (86,526)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(128,394)  $(209,212)      $(191)         $-  $(161,818) $(3,680,012)$(304,465)  $(102,897)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          LargeCap Value
                                                                                                               Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                               31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................   $ 34,171,852       $ 22,954,189
Net realized gain (loss) from investment transactions and foreign currency transactions......    113,938,308         66,120,628
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................    256,647,077         33,666,283
                              Net Increase (Decrease) in Net Assets Resulting from Operations    404,757,237        122,741,100

Dividends and Distributions to Shareholders
From net investment income...................................................................    (22,752,144)       (19,530,352)
From net realized gain on investments and foreign currency transactions......................    (66,098,505)       (11,048,831)
                                                            Total Dividends and Distributions    (88,850,649)       (30,579,183)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................    491,756,930        302,889,844
Redemption fees - Class J....................................................................            305                  -
                                                      Total increase (decrease) in net assets    807,663,823        395,051,761

Net Assets
Beginning of period..........................................................................  1,733,736,749      1,338,684,988
End of period (including undistributed net investment income as set forth below).............$ 2,541,400,572    $ 1,733,736,749
Undistributed (overdistributed) net investment income (operating loss).......................   $ 28,479,568       $ 17,059,860



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $31,431,454$14,413,326  $6,273,742 $12,499,008 $2,303,434 $32,194,385$447,788,309$50,591,646 $17,577,010
Reinvested.............  2,639,881   1,954,208      59,339  2,354,113     749,153  3,131,299  72,996,860   3,737,955  1,153,211
Redeemed............... (10,242,469)(5,556,566) (1,374,286) (12,476,507)(3,345,165) (12,423,812)(144,658,832)(17,393,102)(4,620,664)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$23,828,866  $10,810,968  $4,958,795 $2,376,614  $(292,578) $22,901,872 $376,126,337$36,936,499 $14,109,557
                         ========================================================================================================
Shares:
Sold...................  2,172,653   1,005,618     445,215    878,904     162,700  2,274,236  31,258,809   3,474,418  1,234,607
Reinvested.............    190,965     145,468       4,396    173,094      55,166    233,246   5,369,488     275,177     85,278
Redeemed...............  (705,317)   (398,526)    (96,761)  (874,486)   (235,710)  (883,534) (9,904,160) (1,220,969)  (326,941)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...1,658,301     752,560     352,850    177,512    (17,844)  1,623,948  26,724,137   2,528,626    992,944
                          =====================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $32,558,922$17,254,447    $431,591 $5,200,063    $974,492 $33,720,096 $342,559,910$25,449,330 $13,834,889
Issued in acquisitions.          -           -           - 51,978,749  20,768,465          -           -           -          -
Reinvested.............    750,907     761,713           -          -           -    969,947  26,693,482   1,083,315    318,509
Redeemed............... (12,149,742 (9,824,340)    (51,114) (3,526,408)(1,245,127) (9,340,669)(222,621,339)(8,544,335) (5,115,909)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $21,160,087 $8,191,820    $380,477 $53,652,404 $20,497,830 $25,349,374$146,632,053$17,988,310 $9,037,489
                         ========================================================================================================
Shares:
Sold...................  2,377,234   1,304,003      32,312    380,607      71,252  2,546,545  25,443,416   1,905,958  1,043,361
Issued in acquisitions.          -           -           -  3,859,600   1,542,129          -           -           -          -
Reinvested.............     55,353      57,621           -          -           -     73,427   2,005,505      81,330     24,004
Redeemed...............  (884,725)   (742,111)     (3,741)  (257,151)    (91,017)  (702,533) (16,603,751)  (634,048)  (385,368)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,547,862     619,513      28,571  3,983,056   1,522,364  1,917,439  10,845,170   1,353,240    681,997
                          =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(471,068)  $(279,885)    $(7,255) $(376,236)          $- $(458,787) $(20,052,671)$(863,025) $(243,217)
From net realized gain
on investments and
foreign currency
transactions........... (2,168,813)(1,674,323)    (52,532) (2,043,662)  (756,783) (2,672,999)(52,944,469)(2,874,930)  (909,994)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and    $(2,639,881)$(1,954,208)  $(59,787) $(2,419,898)$(756,783) $(3,131,786)$(72,997,140)$(3,737,955)$(1,153,211)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(475,969)  $(481,457)      $(134)         $-          $- $(617,270) $(17,063,615)$(691,262) $(200,645)
From net realized gain
on investments and
foreign currency
transactions...........  (274,938)   (280,256)        (81)          -           -  (353,772) (9,629,867)   (392,053)  (117,864)
                          --------------------------------------------------------------------------------------------------------
Total Dividends and      $(750,907)  $(761,713)      $(215)         $-          $- $(971,042) $(26,693,482)$(1,083,315)$(318,509)
Distributions...............
                         ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          MidCap Growth
                                                                                                               Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (1,973,855)      $ (1,505,172)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,376,261          5,622,546
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,548,368         21,505,782
                              Net Increase (Decrease) in Net Assets Resulting from Operations         32,950,774         25,623,156

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (3,001,206)                 -
                                                            Total Dividends and Distributions         (3,001,206)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         75,536,512        301,501,261
Redemption fees - Class J....................................................................                  -              1,084
                                                      Total increase (decrease) in net assets        105,486,080        327,125,501

Net Assets
Beginning of period..........................................................................        371,631,375         44,505,874
End of period (including undistributed net investment income as set forth below).............      $ 477,117,455      $ 371,631,375
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $16,511,094 $4,629,400    $516,218 $7,415,994  $1,334,237 $10,347,682 $87,124,110 $20,714,362 $22,690,723
Reinvested.............    130,055      74,712       1,513    191,772      79,330    181,709   2,115,590     171,300     50,163
Redeemed............... (5,436,999)(3,373,218)   (146,504) (7,154,393)(2,044,264) (6,050,475)(64,032,116)(5,365,543) (5,139,940)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $11,204,150 $1,330,894    $371,227   $453,373  $(630,697) $4,478,916 $25,207,584 $15,520,119 $17,600,946
                          ========================================================================================================
Shares:
Sold...................  1,655,986     472,367      53,666    763,008     138,790  1,112,869   9,050,276   2,114,260  2,318,929
Reinvested.............     13,477       7,931         162     20,379       8,457     20,123     224,109      17,660      5,226
Redeemed...............  (563,035)   (355,249)    (15,555)  (752,370)   (216,644)  (666,607) (6,654,917)   (550,375)  (524,839)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..1,106,428     125,049      38,273     31,017    (69,397)    466,385   2,619,468   1,581,545  1,799,316
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $4,554,182  $4,863,437    $163,656 $1,715,116    $341,830 $7,605,852 $276,408,005 $2,848,649   $277,405
Issued in acquisitions.          -           -           - 24,938,033  10,350,619          -           -           -          -
Redeemed............... (3,180,200)(3,264,493)     (6,763) (2,140,036)  (691,655) (3,883,177)(16,988,101)(2,204,909)  (206,189)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$1,373,982  $1,598,944    $156,893 $24,513,113$10,000,794 $3,722,675 $259,419,904   $643,740    $71,216
                         =======================================================================================================
Shares:
Sold...................    526,987     584,318      18,715    196,481      39,322    954,857  33,263,676     331,881     32,779
Issued in acquisitions.          -           -           -  2,969,413   1,232,463          -           -           -          -
Redeemed...............  (370,640)   (394,175)       (782)  (245,163)    (79,420)  (487,405) (1,959,249)   (259,360)   (23,909)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 156,347     190,143      17,933  2,920,731   1,192,365    467,452  31,304,427      72,521      8,870
                          =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions........... $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
Distributions...............
                        ========================================================================================================

See accommanying notes.

                                                                                                             Partners
                                                                                                          MidCap Growth
                                                                                                              Fund I
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................           $ (6,787)        $ (609,577)
Net realized gain (loss) from investment transactions and foreign currency transactions......         31,486,676         17,253,022
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          2,499,058         16,538,766
                              Net Increase (Decrease) in Net Assets Resulting from Operations         33,978,947         33,182,211

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (15,486,068)                 -
                                                            Total Dividends and Distributions        (15,486,068)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (14,591,468)        90,691,225
                                                      Total increase (decrease) in net assets          3,901,411        123,873,436

Net Assets
Beginning of period..........................................................................        253,904,338        130,030,902
End of period (including undistributed net investment income as set forth below).............      $ 257,805,749      $ 253,904,338
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $2,688,546  $1,369,087    $154,979 $1,966,324 $12,053,105 $1,918,720  $1,083,523
     Reinvested.............    103,224      32,162       7,406     26,109  15,221,619     72,946      18,453
     Redeemed............... (1,511,007)  (255,901)    (68,304)  (678,956) (46,656,798)(1,750,272)  (386,433)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,280,763  $1,145,348     $94,081 $1,313,477 $(19,382,074) $241,394    $715,543
                             =================================================================================
Shares:
     Sold...................    219,454     111,609      12,447    158,099     964,655    153,127      88,264
     Reinvested.............      8,617       2,694         619      2,167   1,259,026      6,048       1,537
     Redeemed...............  (124,124)    (21,041)     (5,669)   (55,141) (3,800,554)  (143,090)    (32,262)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    103,947      93,262       7,397    105,125 (1,576,873)     16,085      57,539
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $460,308    $646,351    $130,286   $366,039 $107,317,482  $925,196    $313,913
     Redeemed...............  (128,627)   (448,273)     (1,060)    (2,888) (18,658,363) (187,695)    (41,444)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $331,681    $198,078    $129,226   $363,151 $88,659,119   $737,501    $272,469
                             =================================================================================
Shares:
     Sold...................     41,427      60,647      11,151     30,976  10,037,412     87,096      29,208
     Redeemed...............   (11,654)    (39,964)        (92)      (247) (1,646,646)   (17,322)     (3,674)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     29,773      20,683      11,059     30,729   8,390,766     69,774      25,534
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
Distributions...............
                             =================================================================================

See accommanying notes.

                                                                                                             Partners
                                                                                                           MidCap Value
                                                                                                               Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,420,259          $ 276,238
Net realized gain (loss) from investment transactions and foreign currency transactions......         54,079,652         48,738,150
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         29,645,392          1,143,606
                              Net Increase (Decrease) in Net Assets Resulting from Operations         87,145,303         50,157,994

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,259,599)                 -
From net realized gain on investments and foreign currency transactions......................        (48,436,187)       (20,373,382)
                                                            Total Dividends and Distributions        (49,695,786)       (20,373,382)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         94,300,285        242,553,219
                                                      Total increase (decrease) in net assets        131,749,802        272,337,831

Net Assets
Beginning of period..........................................................................        538,876,944        266,539,113
End of period (including undistributed net investment income as set forth below).............      $ 670,626,746      $ 538,876,944
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,436,898          $ 276,238





                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $14,271,536 $6,789,923  $1,296,053 $8,083,848  $1,022,929 $23,345,475 $78,585,585  $8,559,943 $5,274,298
Reinvested.............  1,835,090   1,757,885      19,348    246,739      55,310  7,124,113  35,791,251   1,796,637  1,026,307
Redeemed............... (5,412,326)(4,998,415)   (149,229) (1,656,406)  (239,786) (15,251,310(64,446,996)(8,618,531) (1,808,986)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $10,694,300 $3,549,393  $1,166,172 $6,674,181    $838,453 $15,218,278$49,929,840  $1,738,049 $4,491,619
                        ========================================================================================================
Shares:
Sold...................    945,525     464,297      85,388    530,196      67,096  1,607,335   5,106,893     564,730    352,756
Reinvested.............    125,177     122,929       1,314     16,649       3,745    503,471   2,407,686     122,224     70,247
Redeemed...............  (358,106)   (339,513)    (10,022)  (110,785)    (15,918) (1,051,272)(4,222,658)   (571,067)  (121,160)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....712,596     247,713      76,680    436,060      54,923  1,059,534   3,291,921     115,887    301,843
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $13,597,074 $13,777,613    $147,665 $2,263,562   $474,916 $45,842,636$157,066,184$17,667,027 $11,688,301
Reinvested.............    456,915     553,848           -          -           -  2,611,239  16,230,251     420,508     86,492
Redeemed............... (1,678,454)(1,860,266)       (976)   (22,329)    (38,052) (9,163,158)(21,864,999)(3,713,075) (1,989,703)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $12,375,535$12,471,195    $146,689 $2,241,233    $436,864 $39,290,717$151,431,436$14,374,460 $9,785,090
                          ========================================================================================================
Shares:
Sold...................    925,149     968,510       9,735    147,013      30,965  3,241,294  10,666,178   1,205,192    811,724
Reinvested.............     32,754      40,545           -          -           -    192,854   1,155,178      30,166      6,231
Redeemed...............  (113,271)   (129,055)        (67)    (1,408)     (2,587)  (643,502) (1,473,758)   (249,818)  (135,371)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...  844,632     880,000       9,668    145,605      28,378  2,790,646  10,347,598     985,540    682,584
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $-         $-          $-         $- $(1,251,019)   $(8,580)         $-
From net realized gain
on investments and
foreign currency
transactions........... (1,835,090)(1,757,885)    (20,304)  (268,477)    (56,242) (7,141,147)(34,541,568)(1,788,057) (1,027,417)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(1,835,090$(1,757,885)  $(20,304) $(268,477)   $(56,242) $(7,141,147)$(35,792,587)$(1,796,637)$(1,027,417)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(456,915)  $(553,848)      $(702)         $-          $- $(2,623,851$(16,230,251)$(420,508)  $(87,307)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(456,915)  $(553,848)      $(702)         $-          $- $(2,623,851)$(16,230,251)$(420,508)  $(87,307)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                             Partners
                                                                                                         SmallCap Growth
                                                                                                             Fund II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (4,280,918)      $ (3,078,007)
Net realized gain (loss) from investment transactions and foreign currency transactions......         47,414,851         28,468,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         14,200,749         20,122,527
                              Net Increase (Decrease) in Net Assets Resulting from Operations         57,334,682         45,513,009

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (25,315,900)        (8,154,974)
                                                            Total Dividends and Distributions        (25,315,900)        (8,154,974)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        146,214,880        119,033,610
                                                      Total increase (decrease) in net assets        178,233,662        156,391,645

Net Assets
Beginning of period..........................................................................        451,296,578        294,904,933
End of period (including undistributed net investment income as set forth below).............      $ 629,530,240      $ 451,296,578
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $7,382,506  $4,668,349    $945,548 $5,218,830    $999,079 $10,215,972 $135,463,556 $21,937,647 $6,504,033
Reinvested.............    591,750     583,041      13,846    713,311     360,289    598,199  21,184,279   1,098,420    163,167
Redeemed............... (4,427,409)(3,073,658)   (262,933) (3,654,193)(1,045,776) (2,539,453)(47,950,558)(6,490,994) (2,981,968)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $3,546,847  $2,177,732    $696,461 $2,277,948    $313,592 $8,274,718 $108,697,277$16,545,073 $3,685,232
                         ========================================================================================================
Shares:
Sold...................    800,053     517,349     101,078    556,128     106,930  1,190,502  14,116,505   2,341,803    690,178
Reinvested.............     67,092      67,326       1,542     79,081      40,077     71,985   2,338,221     122,728     18,395
Redeemed...............  (497,166)   (345,727)    (26,993)  (393,515)   (113,448)  (300,298) (5,167,724)   (709,096)  (321,853)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  369,979     238,948      75,627    241,694      33,559    962,189  11,287,002   1,755,435    386,720
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $4,906,278  $4,380,391     $56,268 $1,438,756    $387,092 $4,053,371 $151,482,390 $4,683,851   $983,695
Issued in acquisitions.          -           -           - 14,882,859   7,254,787          -           -           -          -
Reinvested.............    205,305     199,083           -          -           -    176,872   7,296,867     230,736     45,831
Redeemed............... (2,352,863)(1,904,907)        (12) (3,360,587)(1,002,941) (1,276,397)(69,448,404)(3,199,586) (1,085,125)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $2,758,720  $2,674,567     $56,256 $12,961,028 $6,638,938 $2,953,846 $89,330,853  $1,715,001  $(55,599)
                         ========================================================================================================
Shares:
 Sold...................    585,749     525,225       6,467    159,795      43,278    497,285  18,349,976     548,185    117,215
 Issued in acquisitions.          -           -           -  1,705,329     831,278          -           -           -          -
 Reinvested.............     24,558      24,219           -          -           -     22,304     856,440      27,306      5,463
 Redeemed...............  (280,331)   (229,550)         (1)  (380,845)   (113,401)  (160,203) (8,237,366)   (373,162)  (130,523)
                         --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 329,976     319,894       6,466  1,484,279     761,155    359,386  10,969,050     202,329    (7,845)
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
 From net realized gain
 on investments and
 foreign currency
 transactions........... $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279$(1,098,420)$(163,167)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and      $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279)$(1,098,420)$(163,167)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
 From net realized gain
 on investments and
 foreign currency
 transactions........... $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and      $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Preferred
                                                                                                            Securities
                                                                                                               Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 28,253,746       $ 15,458,918
Net realized gain (loss) from investment transactions and foreign currency transactions......           (660,601)        (1,046,854)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,160,726        (10,724,701)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         35,753,871          3,687,363

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,080,005)       (23,146,412)
                                                            Total Dividends and Distributions        (26,080,005)       (23,146,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        246,587,295        157,685,733
                                                      Total increase (decrease) in net assets        256,261,161        138,226,684

Net Assets
Beginning of period..........................................................................        357,126,677        218,899,993
End of period (including undistributed net investment income as set forth below).............      $ 613,387,838      $ 357,126,677
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,576,977        $ 1,542,993



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold...................   $680,471      $6,474    $224,646 $6,416,880  $6,334,631 $243,827,649   $22,073          $-
     Reinvested.............     22,211         317       5,917    220,031   1,031,206 24,756,305         213           -
     Redeemed...............   (68,722)       (329)    (65,967) (1,813,702)(6,859,129) (28,153,861)      (19)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $633,960      $6,462    $164,596 $4,823,209    $506,708 $240,430,093   $22,267          $-
                             =============================================================================================
Shares:
     Sold...................     64,801         611      21,341    605,685     605,854 23,128,544       2,098           -
     Reinvested.............      2,130          31         566     20,946      99,310  2,363,941          20           -
     Redeemed...............    (6,613)        (31)     (6,323)  (171,450)   (657,143) (2,660,268)        (2)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     60,318         611      15,584    455,181      48,021 22,832,217       2,116           -
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................         $-      $5,182     $10,140 $2,315,704 $14,578,879 $186,057,631        $-          $-
     Reinvested.............          -          65           -     18,244   1,662,574 21,420,272           -           -
     Redeemed...............          -         (3)           -  (116,168) (7,171,185) (61,095,602)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....         $-      $5,244     $10,140 $2,217,780  $9,070,268 $146,382,301        $-          $-
                             =============================================================================================
Shares:
     Sold...................          -         406         895    214,208   1,340,652 17,039,844           -           -
     Reinvested.............          -           6           -      1,700     154,628  1,977,249           -           -
     Redeemed...............          -           -           -   (10,718)   (664,601) (5,588,107)          -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....          -         412         895    205,190     830,679 13,428,986           -           -
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(22,430)      $(756)    $(6,111) $(249,234) $(1,043,993)$(24,756,305)   $(700)      $(476)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(22,430)      $(756)    $(6,111) $(249,234) $(1,043,993)$(24,756,305)   $(700)      $(476)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
Distributions...............
                             =============================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2010 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 24,968,907       $ 12,842,252
Net realized gain (loss) from investment transactions and foreign currency transactions......          6,042,679          4,152,746
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         65,662,474         11,228,868
                              Net Increase (Decrease) in Net Assets Resulting from Operations         96,674,060         28,223,866

Dividends and Distributions to Shareholders
From net investment income...................................................................        (14,812,871)        (7,200,905)
From net realized gain on investments and foreign currency transactions......................         (4,163,301)        (2,977,300)
                                                            Total Dividends and Distributions        (18,976,172)       (10,178,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        406,178,980        264,660,213
Redemption fees - Class J....................................................................                888                667
                                                      Total increase (decrease) in net assets        483,877,756        282,706,541

Net Assets
Beginning of period..........................................................................        595,272,736        312,566,195
End of period (including undistributed net investment income as set forth below).............    $ 1,079,150,492      $ 595,272,736
Undistributed (overdistributed) net investment income (operating loss).......................       $ 17,255,701        $ 7,485,578



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $29,507,765 $18,502,704  $5,289,625 $14,443,708 $88,821,061 $206,145,616 $63,776,599 $15,649,722
     Reinvested.............    623,394     498,776      58,195     81,337   2,951,319 13,336,690   1,053,971     371,625
     Redeemed............... (3,629,370)(6,147,385)   (844,208) (1,139,347)(20,570,646)(9,705,835)(10,011,141)(2,885,195)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $26,501,789 $12,854,095  $4,503,612 $13,385,698 $71,201,734 $209,776,471 $54,819,429 $13,136,152
                             =============================================================================================
Shares:
     Sold...................  2,366,028   1,496,624     425,271  1,145,180   7,121,375 16,414,224   5,098,684   1,246,739
     Reinvested.............     51,425      41,206       4,784      6,642     242,808  1,094,346      86,703      30,626
     Redeemed...............  (293,094)   (496,248)    (67,728)   (90,428) (1,643,129)  (777,352)   (802,517)   (230,756)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  2,124,359   1,041,582     362,327  1,061,394   5,721,054 16,731,218   4,382,870   1,046,609
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,154,500$17,239,256  $1,351,045 $3,139,200 $52,701,997$179,042,605$19,016,862 $13,457,297
     Reinvested.............    247,886     284,277           -          -   1,911,151  7,387,051     299,862      46,515
     Redeemed............... (4,489,005)(5,490,990)    (10,313)   (44,319) (10,964,555)(17,627,833(3,617,512) (3,374,764)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,913,381 $12,032,543  $1,340,732 $3,094,881 $43,648,593$168,801,823$15,699,212 $10,129,048
                             =============================================================================================
Shares:
     Sold...................  1,189,607   1,455,304     112,280    257,215   4,427,766 14,931,038   1,597,993   1,136,460
     Reinvested.............     21,083      24,218           -          -     162,107    625,388      25,468       3,952
     Redeemed...............  (379,989)   (461,681)       (855)    (3,641)   (920,896) (1,459,754)  (305,741)   (284,367)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    830,701   1,017,841     111,425    253,574   3,668,977 14,096,672   1,317,720     856,045
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(473,018)  $(360,979)   $(41,533)  $(56,648) $(2,203,396)$(10,576,941$(813,992)  $(286,364)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,376)   (137,797)    (16,896)   (25,135)   (748,108) (2,759,749)  (239,979)    (85,261)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(623,394)  $(498,776)   $(58,429)  $(81,783) $(2,951,504)$(13,336,690$(1,053,971) $(371,625)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(178,859)  $(202,811)      $(204)         $- $(1,345,274)$(5,227,823)$(213,032)   $(32,902)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (69,027)    (81,466)        (90)          -   (566,712) (2,159,228)   (86,830)    (13,947)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(247,886)  $(284,277)      $(294)         $- $(1,911,986)$(7,387,051)$(299,862)   $(46,849)
Distributions...............
                             =============================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2020 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 37,248,055       $ 16,778,434
Net realized gain (loss) from investment transactions and foreign currency transactions......         13,136,703          8,532,666
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        151,199,479         31,847,361
                              Net Increase (Decrease) in Net Assets Resulting from Operations        201,584,237         57,158,461

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,132,125)       (10,481,044)
From net realized gain on investments and foreign currency transactions......................         (8,542,637)        (3,733,153)
                                                            Total Dividends and Distributions        (34,674,762)       (14,214,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        835,085,341        492,555,255
Redemption fees - Class J....................................................................              1,028                  -
                                                      Total increase (decrease) in net assets      1,001,995,844        535,499,519

Net Assets
Beginning of period..........................................................................        989,579,499        454,079,980
End of period (including undistributed net investment income as set forth below).............    $ 1,991,575,343      $ 989,579,499
Undistributed (overdistributed) net investment income (operating loss).......................       $ 19,452,077        $ 8,336,147



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold.................. $58,384,667 $36,988,133 $11,052,370 $19,707,334 $4,613,646 $167,043,235 $448,131,319 $90,676,756 $32,147,780
Reinvested.............  1,134,843     980,211     117,796    117,629      19,002  5,808,253  24,317,761   1,475,723    700,434
Redeemed............... (6,903,204)(8,052,899)   (565,855) (1,424,649)  (331,025) (34,320,204)(5,385,266) (8,854,361) (2,494,088)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $52,616,306$29,915,445 $10,604,311 $18,400,314 $4,301,623 $138,531,284$467,063,814$83,298,118 $30,354,126
                         ========================================================================================================
Shares:
Sold...................  4,556,981   2,906,563     864,603  1,527,163     358,393 13,030,426  34,737,605   6,999,154  2,499,928
Reinvested.............     91,620      79,255       9,478      9,404       1,516    468,075   1,954,652     118,905     56,481
Redeemed...............  (543,733)   (637,192)    (44,566)  (109,544)    (25,639) (2,670,981)  (420,530)   (695,932)  (192,095)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  4,104,868   2,348,626     829,515  1,427,023     334,270 10,827,520  36,271,727   6,422,127  2,364,314
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $24,477,039$23,568,942  $2,845,089 $3,725,537    $993,465 $95,079,551$317,468,479$30,668,670 $20,345,882
Reinvested.............    306,169     440,521           -          -           -  2,958,960  10,025,895     431,433     48,574
Redeemed............... (4,854,397)(1,535,257)    (79,307)   (42,891)     (5,117) (16,017,402)(11,082,690)(3,411,656) (3,800,234)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$19,928,811$22,474,206  $2,765,782 $3,682,646    $988,348 $82,021,109 $316,411,684$27,688,447 $16,594,222
                        ========================================================================================================
Shares:
Sold...................  2,035,119   1,978,935     235,401    301,192      80,426  7,935,406  26,308,054   2,564,715  1,718,580
Reinvested.............     25,985      37,451           -          -           -    250,687     847,992      36,553      4,122
Redeemed...............  (406,406)   (129,439)     (6,483)    (3,489)       (421) (1,338,222)  (901,608)   (282,516)  (319,635)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..1,654,698   1,886,947     228,918    297,703      80,005  6,847,871  26,254,438   2,318,752  1,403,067
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(829,237)  $(687,405)   $(80,733)  $(78,635)    $(8,287) $(4,183,192)$(18,643,927)$(1,108,245)$(512,464)
From net realized gain
on investments and
foreign currency
transactions...........  (305,606)   (292,806)    (37,063)   (39,387)    (10,848) (1,627,645)(5,673,834)   (367,478)  (187,970)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(1,134,843)$(980,211)  $(117,796) $(118,022)   $(19,135) $(5,810,837)$(24,317,761)$(1,475,723)$(700,434)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(229,033)  $(330,210)      $(200)         $-          $- $(2,176,193)$(7,389,748) $(319,854)  $(35,806)
From net realized gain
on investments and
foreign currency
transactions...........   (77,136)   (110,311)        (76)          -           -  (784,706) (2,636,147)   (111,711)   (13,066)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(306,169)  $(440,521)      $(276)         $-          $- $(2,960,899)$(10,025,895)$(431,565)  $(48,872)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2030 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 26,672,728       $ 11,699,327
Net realized gain (loss) from investment transactions and foreign currency transactions......         12,530,600          8,216,004
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        135,962,440         35,469,815
                              Net Increase (Decrease) in Net Assets Resulting from Operations        175,165,768         55,385,146

Dividends and Distributions to Shareholders
From net investment income...................................................................        (20,907,463)        (8,436,301)
From net realized gain on investments and foreign currency transactions......................         (8,185,425)        (3,233,115)
                                                            Total Dividends and Distributions        (29,092,888)       (11,669,416)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        705,172,633        344,467,082
                                                      Total increase (decrease) in net assets        851,245,513        388,182,812

Net Assets
Beginning of period..........................................................................        798,504,985        410,322,173
End of period (including undistributed net investment income as set forth below).............    $ 1,649,750,498      $ 798,504,985
Undistributed (overdistributed) net investment income (operating loss).......................       $ 10,160,979        $ 4,395,714



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $46,884,893 $28,701,523 $10,259,820 $14,543,287 $3,358,236 $131,354,329 $382,725,370 $77,539,335 $32,710,782
Reinvested.............    961,851     861,670      51,150     81,525      15,440  4,900,505  20,116,490   1,204,980    896,397
Redeemed............... (3,271,342)(5,291,773)   (859,404)  (893,852)   (295,059) (27,799,819)(4,021,940) (5,632,060) (3,929,701)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $44,575,402$24,271,420  $9,451,566 $13,730,960 $3,078,617 $108,455,015$398,819,920$73,112,255 $29,677,478
                         ========================================================================================================
Shares:
Sold...................  3,698,480   2,261,058     801,000  1,134,396     263,033 10,334,070  30,005,111   6,006,128  2,539,638
Reinvested.............     78,330      70,389       4,168      6,602       1,246    399,055   1,637,419      98,022     71,578
Redeemed...............  (257,761)   (422,191)    (68,173)   (69,557)    (22,844) (2,182,281)  (316,156)   (445,935)  (301,068)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  3,519,049   1,909,256     736,995  1,071,441     241,435  8,550,844  31,326,374   5,658,215  2,310,148
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $23,841,162$22,226,943  $1,399,213 $2,610,663    $797,959 $68,215,399$223,960,025$21,514,874 $19,832,226
Reinvested.............    144,967     339,201           -          -           -  2,616,057   8,035,734     342,212    187,259
Redeemed............... (2,893,669)(3,880,172)    (46,233)   (32,407)       (674) (17,822,025)(19,289,037)(2,859,429) (4,773,166)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $21,092,460$18,685,972  $1,352,980 $2,578,256    $797,285 $53,009,431$212,706,722$18,997,657 $15,246,319
                         ========================================================================================================
Shares:
Sold...................  2,008,534   1,897,688     117,482    215,114      65,579  5,787,649  18,996,208   1,846,649  1,665,001
Reinvested.............     12,519      29,386           -          -           -    225,912     693,932      29,552     15,883
Redeemed...............  (246,734)   (331,554)     (3,913)    (2,665)        (57) (1,516,242)(1,619,151)   (240,729)  (400,747)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  1,774,319   1,595,520     113,569    212,449      65,522  4,497,319  18,070,989   1,635,472  1,280,137
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(663,756)  $(565,014)   $(34,153)  $(50,846)    $(5,585) $(3,307,071)$(14,801,454)$(854,534) $(625,050)
From net realized gain
on investments and
foreign currency
transactions...........  (298,095)   (296,656)    (16,997)   (31,182)     (9,855) (1,595,811)(5,315,036)   (350,446)  (271,347)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(961,851)  $(861,670)   $(51,150)  $(82,028)   $(15,440) $(4,902,882)$(20,116,490$(1,204,980)$(896,397)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(106,989)  $(243,522)      $(183)         $-          $- $(1,881,660)$(5,821,783) $(247,690) $(134,474)
From net realized gain
on investments and
foreign currency
transactions...........   (37,978)    (95,679)        (74)          -           -  (737,723) (2,213,951)    (94,522)   (53,188)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(144,967)  $(339,201)      $(257)         $-          $- $(2,619,383)$(8,035,734) $(342,212) $(187,662)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2040 Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,340,400        $ 3,677,745
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,624,641          3,127,031
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         62,385,010         16,068,420
                              Net Increase (Decrease) in Net Assets Resulting from Operations         78,350,051         22,873,196

Dividends and Distributions to Shareholders
From net investment income...................................................................         (8,271,553)        (2,848,809)
From net realized gain on investments and foreign currency transactions......................         (3,172,445)        (1,164,002)
                                                            Total Dividends and Distributions        (11,443,998)        (4,012,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        349,356,144        172,345,043
Redemption fees - Class J....................................................................                620                  -
                                                      Total increase (decrease) in net assets        416,262,817        191,205,428

Net Assets
Beginning of period..........................................................................        339,836,110        148,630,682
End of period (including undistributed net investment income as set forth below).............      $ 756,098,927      $ 339,836,110
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,087,476        $ 1,018,629



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $19,787,489 $14,240,883  $4,700,028 $7,896,192  $2,407,833 $59,245,525 $208,006,643 $34,925,671 $8,767,236
Reinvested.............    470,199     294,162      21,184     67,923      28,874  1,376,425   8,636,107     375,437    172,827
Redeemed............... (1,744,647)(1,677,006)   (255,694)  (691,555)   (172,405) (10,975,633)(2,983,320) (2,774,666)  (789,568)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$18,513,041$12,858,039  $4,465,518 $7,272,560  $2,264,302 $49,646,317$213,659,430$32,526,442 $8,150,495
                        ========================================================================================================
Shares:
Sold...................  1,543,388   1,102,842     365,060    614,735     188,141  4,599,627  16,050,103   2,654,372    676,409
Reinvested.............     37,882      23,697       1,704      5,490       2,341    110,736     692,880      30,165     13,923
Redeemed...............  (136,713)   (132,413)    (19,815)   (53,920)    (13,452)  (851,589)   (231,853)   (216,718)   (61,454)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,444,557     994,126     346,949    566,305     177,030  3,858,774  16,511,130   2,467,819    628,878
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,213,940 $6,913,675    $457,472 $1,480,868    $627,940 $26,720,605$120,683,041$10,710,095 $6,338,566
Reinvested.............    250,524     124,717           -          -           -    664,166   2,884,935      80,488      7,344
Redeemed............... (10,668,497)(1,031,007)     (1,993)   (42,687)     (1,284) (5,430,684)(2,172,533) (1,230,364) (1,234,284)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$5,795,967  $6,007,385    $455,479 $1,438,181    $626,656 $21,954,087$121,395,443 $9,560,219 $5,111,626
                         ========================================================================================================
Shares:
Sold...................  1,382,251     586,426      37,698    121,052      51,191  2,258,218  10,125,455     915,286    537,259
Reinvested.............     21,601      10,743           -          -           -     57,165     247,449       6,921        633
Redeemed...............  (911,388)    (85,868)       (164)    (3,465)       (103)  (459,801)   (179,258)   (102,248)  (104,312)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 492,464     511,301      37,534    117,587      51,088  1,855,582  10,193,646     819,959    433,580
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(319,652)  $(190,459)   $(14,106)  $(51,406)   $(22,366) $(894,877) $(6,392,404) $(265,703) $(120,580)
From net realized gain
on investments and
foreign currency
transactions...........  (150,547)   (103,703)     (7,334)   (16,517)     (6,508)  (482,152) (2,243,703)   (109,734)   (52,247)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(470,199)  $(294,162)   $(21,440)  $(67,923)   $(28,874) $(1,377,029)$(8,636,107) $(375,437) $(172,827)
Distributions...............
                          =======================================================================================================
Year Ended October 31, 2005
 From net investment
 income................. $(150,723)   $(89,866)      $(163)         $-          $- $(471,846) $(2,072,710)  $(58,088)   $(5,413)
 From net realized gain
 on investments and
 foreign currency
 transactions...........   (99,801)    (34,851)        (69)          -           -  (192,485)   (812,225)    (22,400)    (2,171)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and      $(250,524)  $(124,717)      $(232)         $-          $- $(664,331) $(2,884,935)  $(80,488)   $(7,584)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2050 Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,475,398        $ 1,349,222
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,931,471          1,508,312
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         29,405,942          7,914,168
                              Net Increase (Decrease) in Net Assets Resulting from Operations         36,812,811         10,771,702

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,002,992)        (1,194,054)
From net realized gain on investments and foreign currency transactions......................         (1,505,570)          (481,480)
                                                            Total Dividends and Distributions         (5,508,562)        (1,675,534)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        154,396,255         79,385,018
                                                      Total increase (decrease) in net assets        185,700,504         88,481,186

Net Assets
Beginning of period..........................................................................        156,742,637         68,261,451
End of period (including undistributed net investment income as set forth below).............      $ 342,443,141      $ 156,742,637
Undistributed (overdistributed) net investment income (operating loss).......................          $ 634,102          $ 161,696



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $8,102,613  $6,412,107  $1,495,395 $5,235,723    $447,180 $13,352,946 $114,103,910 $9,916,239 $6,005,513
Reinvested.............    135,104     170,341       4,600     19,849           -    234,673   4,757,065     127,389     58,734
Redeemed............... (1,134,335)(1,176,848)    (68,439)  (519,718)    (16,195) (2,782,284)(8,197,743) (1,742,481)  (545,083)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$7,103,382  $5,405,600  $1,431,556 $4,735,854    $430,985 $10,805,335$110,663,232 $8,301,147 $5,519,164
                         ========================================================================================================
Shares:
Sold...................    651,087     512,935     119,305    416,622      35,165  1,080,220   9,089,113     780,724    484,240
Reinvested.............     11,244      14,188         382      1,640           -     19,720     394,949      10,574      4,881
Redeemed...............   (91,393)    (95,761)     (5,457)   (41,461)     (1,266)  (225,673)   (665,537)   (140,628)   (43,945)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  570,938     431,362     114,230    376,801      33,899    874,267   8,818,525     650,670    445,176
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $3,104,929  $4,140,285    $167,819   $557,890         N/A $6,147,882 $69,119,447  $4,514,841 $2,127,207
Reinvested.............     35,169      88,949           -          -         N/A     93,678   1,421,618      32,911      2,753
Redeemed...............  (489,999) (2,212,492)       (293)          -         N/A (1,359,671)(5,567,078) (1,903,251)  (637,576)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,650,099  $2,016,742    $167,526   $557,890         N/A $4,881,889 $64,973,987  $2,644,501 $1,492,384
                         ========================================================================================================
Shares:
Sold...................    270,916     364,699      14,763     47,113         N/A    547,759   5,993,258     392,399    187,052
Reinvested.............      3,153       7,973           -          -         N/A      8,466     126,964       2,941        246
Redeemed...............   (42,569)   (192,082)        (25)          -         N/A  (121,902)   (484,371)   (165,505)   (55,141)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 231,500     180,590      14,738     47,113         N/A    434,323   5,635,851     229,835    132,157
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................  $(91,841)  $(111,034)    $(3,075)  $(11,638)          $- $(144,141) $(3,510,348)  $(89,315)  $(41,600)
From net realized gain
on investments and
foreign currency
transactions...........   (43,263)    (59,307)     (1,786)    (8,394)           -   (90,895) (1,246,717)    (38,074)   (17,134)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(135,104)  $(170,341)    $(4,861)  $(20,032)          $- $(235,036) $(4,757,065) $(127,389)  $(58,734)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(25,208)   $(62,054)      $(151)         $-         N/A  $(65,258) $(1,015,716)  $(23,559)   $(2,108)
From net realized gain
on investments and
foreign currency
transactions...........    (9,961)    (26,895)        (65)          -         N/A   (28,430)   (405,902)     (9,352)      (875)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(35,169)   $(88,949)      $(216)         $-         N/A  $(93,688) $(1,421,618)  $(32,911)   $(2,983)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Principal
                                                                                                        LifeTime Strategic
                                                                                                           Income Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,420,305        $ 6,970,291
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,847,466          2,750,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         17,242,369             54,999
                              Net Increase (Decrease) in Net Assets Resulting from Operations         31,510,140          9,775,938

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,501,844)        (3,210,541)
From net realized gain on investments and foreign currency transactions......................         (2,852,943)        (1,624,360)
                                                            Total Dividends and Distributions        (10,354,787)        (4,834,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        111,269,443        126,121,140
                                                      Total increase (decrease) in net assets        132,424,796        131,062,177

Net Assets
Beginning of period..........................................................................        271,986,654        140,924,477
End of period (including undistributed net investment income as set forth below).............      $ 404,411,450      $ 271,986,654
Undistributed (overdistributed) net investment income (operating loss).......................        $ 9,625,200        $ 4,718,228



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $20,827,713 $42,395,439  $2,669,492 $4,974,702    $134,035 $31,097,416 $78,950,057 $27,322,675 $4,587,114
Reinvested.............    411,355     266,578      30,723     49,031           -  1,988,961   7,102,419     410,777     82,477
Redeemed............... (14,537,052)(30,964,225)  (541,591)  (542,887)    (24,091) (13,796,756)(31,142,811)(18,203,442)(2,278,666)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$6,702,016 $11,697,792  $2,158,624 $4,480,846    $109,944 $19,289,621$54,909,665  $9,530,010 $2,390,925
                         ========================================================================================================
Shares:
Sold...................  1,728,572   3,532,747     220,592    407,878      11,019  2,580,103   6,482,477   2,267,617    378,079
Reinvested.............     34,668      22,489       2,583      4,103           -    167,608     596,177      34,515      6,949
Redeemed............... (1,209,673)(2,593,104)    (44,847)   (44,309)     (1,998) (1,142,296)(2,546,944) (1,513,922)  (187,562)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 553,567     962,132     178,328    367,672       9,021  1,605,415   4,531,710     788,210    197,466
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $14,503,484$16,526,886    $290,489 $1,852,511         N/A $37,425,539$118,727,502$23,139,994 $2,830,261
Reinvested.............     61,000      72,620           -          -         N/A    875,622   3,669,891     136,884     16,090
Redeemed............... (5,516,488)(10,345,760)   (18,438)   (14,635)         N/A (6,551,274)(53,015,870)(17,040,571)(1,504,597)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $9,047,996  $6,253,746    $272,051 $1,837,876         N/A $31,749,887$69,381,523  $6,236,307 $1,341,754
                         ========================================================================================================
Shares:
Sold...................  1,245,533   1,392,105      24,608    154,175         N/A  3,168,601   9,940,358   1,938,490    239,659
Reinvested.............      5,207       6,180           -          -         N/A     74,415     311,004      11,614      1,368
Redeemed...............  (471,140)   (873,921)     (1,532)    (1,217)         N/A  (554,630) (4,411,795) (1,421,854)  (126,297)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  779,600     524,364      23,076    152,958         N/A  2,688,386   5,839,567     528,250    114,730
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(249,539)  $(180,476)   $(20,607)  $(38,811)          $- $(1,382,516)$(5,275,350) $(295,907)  $(58,638)
From net realized gain
on investments and
foreign currency
transactions...........  (161,816)    (86,102)    (10,414)   (19,060)           -  (609,773) (1,827,069)   (114,870)   (23,839)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(411,355)  $(266,578)   $(31,021)  $(57,871)          $- $(1,992,289)$(7,102,419) $(410,777)  $(82,477)
Distributions...........
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(41,660)   $(51,561)      $(199)         $-         N/A $(581,835) $(2,432,705)  $(91,771)  $(10,810)
From net realized gain
on investments and
foreign currency
transactions...........   (19,340)    (21,398)       (108)          -         N/A  (295,576) (1,237,186)    (45,113)    (5,639)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(61,000)   $(72,959)      $(307)         $-         N/A $(877,411) $(3,669,891) $(136,884)  $(16,449)
Distributions...........
                         ========================================================================================================

See accommanying notes.A

                                                                                                           Real Estate
                                                                                                         Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 9,492,505       $ 10,995,596
Net realized gain (loss) from investment transactions and foreign currency transactions......        103,639,677         24,045,728
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        237,994,150         57,960,861
                              Net Increase (Decrease) in Net Assets Resulting from Operations        351,126,332         93,002,185

Dividends and Distributions to Shareholders
From net investment income...................................................................        (10,655,787)       (15,028,965)
From net realized gain on investments and foreign currency transactions......................        (24,082,382)       (24,816,386)
                                                            Total Dividends and Distributions        (34,738,169)       (39,845,351)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        284,729,655        298,070,593
Redemption fees - Class A....................................................................                500                  -
Redemption fees - Class J....................................................................              3,068              2,477
                                                      Total increase (decrease) in net assets        601,121,386        351,229,904

Net Assets
Beginning of period..........................................................................        770,305,183        419,075,279
End of period (including undistributed net investment income as set forth below).............    $ 1,371,426,569      $ 770,305,183
Undistributed (overdistributed) net investment income (operating loss).......................                $ -          $ 956,212



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $23,629,560 $13,559,521  $2,329,287 $30,605,320 $4,078,915 $59,284,468 $257,856,549 $36,195,103 $9,493,201
Reinvested.............  1,288,260     714,116      29,925  3,168,512     746,357  5,865,381  19,868,404   2,519,050    386,687
Redeemed............... (12,219,624)(5,567,174)   (370,821) (19,876,861)(6,207,144) (37,105,008)(87,612,277)(14,389,248)(3,540,804)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $12,698,196 $8,706,463  $1,988,391 $13,896,971$(1,381,872)$28,044,841$190,112,676$24,324,905 $6,339,084
                        ========================================================================================================
Shares:
Sold...................  1,006,116     579,126     100,695  1,291,308     173,573  2,533,072  10,887,984   1,535,846    409,736
Reinvested.............     60,814      34,161       1,402    148,476      35,505    279,039     916,737     118,634     18,271
Redeemed...............  (534,743)   (251,894)    (16,155)  (848,235)   (266,195) (1,600,157)(3,736,794)   (625,883)  (158,151)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  532,187     361,393      85,942    591,549    (57,117)  1,211,954   8,067,927   1,028,597    269,856
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,352,097 $9,473,405    $445,242 $8,454,839  $1,735,855 $55,866,543$189,257,018$29,655,515 $6,105,291
Issued in acquisitions.          -           -           - 79,196,608  22,785,503          -           -           -          -
Reinvested.............  2,278,029   1,154,465       1,415    251,643      33,542  8,471,966  24,395,485   3,062,076    175,493
Redeemed............... (14,017,367(5,822,913)    (44,502) (7,976,887)(2,084,078) (25,141,608)(92,052,107)(13,183,307) (758,668)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$4,612,759  $4,804,957    $402,155 $79,926,203$22,470,822 $39,196,901$121,600,396$19,534,284 $5,522,116
                        ========================================================================================================
Shares:
Sold...................    851,304     497,351      22,041    409,204      83,634  2,930,111   9,753,871   1,552,900    317,965
Issued in acquisitions.          -           -           -  3,926,394   1,127,686          -           -           -          -
Reinvested.............    121,076      61,907          69     12,052       1,604    450,841   1,282,644     163,091      9,288
Redeemed...............  (719,051)   (312,188)     (2,185)  (388,432)   (101,792) (1,333,586)(4,924,670)   (682,536)   (39,350)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  253,329     247,070      19,925  3,959,218   1,111,132  2,047,366   6,111,845   1,033,455    287,903
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(335,666)  $(165,271)    $(7,977) $(794,839)   $(84,124) $(1,291,812$(7,079,464) $(784,263) $(112,371)
From net realized gain
on investments and
foreign currency
transactions...........  (952,594)   (548,845)    (22,339) (2,491,134)  (689,941) (4,578,709)(12,789,717)(1,734,787)  (274,316)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and    $(1,288,260)$(714,116)   $(30,316) $(3,285,973)$(774,065) $(5,870,521)$(19,869,181)$(2,519,050)$(386,687)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(785,697)  $(390,907)    $(1,650) $(263,121)   $(35,150) $(2,816,558)$(9,446,567)$(1,206,599) $(82,716)
From net realized gain
on investments and
foreign currency
transactions........... (1,492,332)  (763,558)       (563)          -           - (5,662,561)(14,949,111)(1,855,484)   (92,777)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(2,278,029$(1,154,465)   $(2,213) $(263,121)   $(35,150) $(8,479,119)$(24,395,678)$(3,062,083)$(175,493)
Distributions...............
                         =======================================================================================================

See accommanying notes.

                                                                                                           Short-Term
                                                                                                            Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 8,102,860        $ 2,888,004
Net realized gain (loss) from investment transactions and foreign currency transactions......           (844,084)          (595,126)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,126,279         (1,966,243)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          8,385,055            326,635

Dividends and Distributions to Shareholders
From net investment income...................................................................         (9,060,145)        (3,319,150)
                                                            Total Dividends and Distributions         (9,060,145)        (3,319,150)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         30,333,998        140,892,103
Redemption fees - Class J....................................................................                600                  -
                                                      Total increase (decrease) in net assets         29,659,508        137,899,588

Net Assets
Beginning of period..........................................................................        189,649,945         51,750,357
End of period (including undistributed net investment income as set forth below).............      $ 219,309,453      $ 189,649,945
Undistributed (overdistributed) net investment income (operating loss).......................         $ (394,050)        $ (576,909)



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold...................   $353,829     $14,933     $63,425 $22,634,447 $17,051,208 $57,188,009 $1,962,693    $194,432
     Reinvested.............     89,557       3,140       1,629  4,391,288   2,025,435  1,865,745     285,613      36,543
     Redeemed...............  (168,629)    (72,120)     (2,782) (55,097,454)(10,799,832)(9,126,808)(2,440,378)   (119,925)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $274,757   $(54,047)     $62,272 $(28,071,719)$8,276,811 $49,926,946 $(192,072)    $111,050
                             =============================================================================================
Shares:
     Sold...................     35,381       1,508       6,370  2,276,016   1,715,546  5,762,634     197,640      19,773
     Reinvested.............      8,994         318         164    443,113     204,255    188,495      28,864       3,720
     Redeemed...............   (16,923)     (7,266)       (280) (5,541,586)(1,086,591)  (919,662)   (245,634)    (12,221)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     27,452     (5,440)       6,254 (2,822,457)    833,210  5,031,467    (19,130)      11,272
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,060,933     $51,569     $10,270 $25,443,357$12,774,113 $12,535,662 $3,570,178  $1,394,786
     Issued in acquisitions.          -           -           - 124,347,838          -          -           -           -
     Reinvested.............     46,003       3,474           2  1,414,518   1,334,506    136,828     202,344      16,125
     Redeemed...............   (79,000)     (9,836)        (10) (27,233,077)(12,402,399) (291,489) (2,763,450)   (671,142)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,027,936     $45,207     $10,262 $123,972,636$1,706,220 $12,381,001 $1,009,072    $739,769
                             =============================================================================================
Shares:
     Sold...................    104,529       5,117       1,006  2,530,014   1,263,089  1,245,772     352,673     139,946
     Issued in acquisitions.          -           -           - 12,322,426           -          -           -           -
     Reinvested.............      4,548         346           -    141,127     132,329     13,646      20,106       1,618
     Redeemed...............    (7,794)       (978)         (1) (2,709,676)(1,226,761)   (28,950)   (272,959)    (67,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    101,283       4,485       1,005 12,283,891     168,657  1,230,468      99,820      74,249
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(89,557)    $(3,140)    $(2,020) $(4,727,081)$(2,044,121)$(1,872,070)$(285,613)   $(36,543)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(89,557)    $(3,140)    $(2,020) $(4,727,081)$(2,044,121)$(1,872,070)$(285,613)   $(36,543)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(46,003)    $(3,474)      $(283) $(1,565,599)$(1,347,740)$(137,204)  $(202,344)   $(16,503)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(46,003)    $(3,474)      $(283) $(1,565,599$(1,347,740)$(137,204)  $(202,344)   $(16,503)
Distributions...............
                             =============================================================================================


See accommanying notes.

                                                                                                             SmallCap
                                                                                                            Blend Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (446,768)        $ (536,975)
Net realized gain (loss) from investment transactions and foreign currency transactions......         29,324,392         25,766,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,013,059         (5,133,632)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         41,890,683         20,095,457

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (16,850,041)        (6,353,636)
                                                            Total Dividends and Distributions        (16,850,041)        (6,353,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         33,366,609        159,198,541
Redemption fees - Class J....................................................................                794                  -
                                                      Total increase (decrease) in net assets         58,408,045        172,940,362

Net Assets
Beginning of period..........................................................................        275,641,315        102,700,953
End of period (including undistributed net investment income as set forth below).............      $ 334,049,360      $ 275,641,315
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $2,189,728    $810,739    $231,249 $16,012,989 $2,607,178 $36,851,033 $3,298,987  $2,139,990 $2,390,036
Reinvested.............     40,197     123,150         756  5,699,632   1,481,036  7,072,198   2,028,909     333,480        711
Redeemed...............  (750,829)   (667,948)    (57,830) (17,709,693)(6,660,129) (21,181,580) (194,454) (1,701,464) (1,021,462)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $1,479,096    $265,941    $174,175 $4,002,928 $(2,571,915)$22,741,651 $5,133,442    $772,006 $1,369,285
                        ========================================================================================================
Shares:
Sold...................    132,950      49,062      13,634    965,093     154,091  2,295,347     200,049     125,895    142,762
Reinvested.............      2,512       7,750          47    354,014      92,392    455,389     125,707      20,509         44
Redeemed...............   (45,730)    (41,575)     (3,453) (1,069,060)  (405,716) (1,327,036)   (11,234)   (101,483)   (61,217)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).   89,732      15,237      10,228    250,047   (159,233)  1,423,700     314,522      44,921     81,589
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold...................   $984,696    $617,365     $10,000 $5,564,558  $1,021,186 $36,485,542$12,342,311    $741,697    $10,311
Issued in acquisitions.          -           -           - 95,224,125  26,565,701          -           -           -          -
Reinvested.............    153,507      93,323           -          -           -  4,776,807   1,005,180     316,487         78
Redeemed............... (3,311,631)  (370,788)           - (5,137,428)(2,715,243) (13,826,632)  (17,416) (1,334,299)      (896)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $(2,173,428)  $339,900     $10,000 $95,651,255$24,871,644 $27,435,717$13,330,075  $(276,115)     $9,493
                         ========================================================================================================
Shares:
Sold...................     64,910      39,273         693    344,069      63,240  2,443,669     789,530      47,954        670
Issued in acquisitions.          -           -           -  6,069,986   1,693,421          -           -           -          -
Reinvested.............     10,400       6,357           -          -           -    332,647      67,964      21,198          5
Redeemed...............  (210,794)    (24,681)           -  (317,646)   (167,716)  (930,503)     (1,137)    (86,138)       (58)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  (135,484)      20,949         693  6,096,409   1,588,945  1,845,813     856,357    (16,986)        617
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions...........  $(40,197)  $(123,150)    $(1,410) $(5,746,120)$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(40,197)  $(123,150)    $(1,410) $(5,746,120)$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(153,507)   $(93,323)      $(587)         $-          $- $(4,783,599)$(1,005,180) $(316,487)     $(953)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(153,507)   $(93,323)      $(587)         $-          $- $(4,783,599)$(1,005,180) $(316,487)     $(953)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                             SmallCap
                                                                                                            Value Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 706,402          $ 168,782
Net realized gain (loss) from investment transactions and foreign currency transactions......         10,991,510          9,027,605
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         15,109,704          2,882,269
                              Net Increase (Decrease) in Net Assets Resulting from Operations         26,807,616         12,078,656

Dividends and Distributions to Shareholders
From net investment income...................................................................           (331,847)                 -
From net realized gain on investments and foreign currency transactions......................         (9,038,734)        (5,463,349)
                                                            Total Dividends and Distributions         (9,370,581)        (5,463,349)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         89,965,862         49,195,404
Redemption fees - Class J....................................................................              2,810                  -
                                                      Total increase (decrease) in net assets        107,405,707         55,810,711

Net Assets
Beginning of period..........................................................................        115,680,540         59,869,829
End of period (including undistributed net investment income as set forth below).............      $ 223,086,247      $ 115,680,540
Undistributed (overdistributed) net investment income (operating loss).......................          $ 543,337          $ 168,782



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $4,827,810  $3,944,310  $1,065,181 $7,777,205  $1,334,417 $21,390,717 $48,302,682  $7,664,220 $3,934,047
Reinvested.............    453,456     271,693      22,783    137,397      39,793  3,617,104   3,948,132     821,475     35,426
Redeemed............... (2,697,270)(1,335,638)   (107,828)  (948,706)   (301,496) (9,972,172)(1,496,201) (2,324,109)  (438,566)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,583,996  $2,880,365    $980,136 $6,965,896  $1,072,714 $15,035,649$50,754,613  $6,161,586 $3,530,907
                         ========================================================================================================
Shares:
Sold...................    266,818     219,123      59,438    430,446      73,656  1,216,997   2,659,004     411,963    216,907
Reinvested.............     26,410      15,945       1,334      7,993       2,309    216,593     229,218      47,394      2,053
Redeemed...............  (150,477)    (74,763)     (5,989)   (52,774)    (16,775)  (569,639)    (82,131)   (128,693)   (24,276)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  142,751     160,305      54,783    385,665      59,190    863,951   2,806,091     330,664    194,684
                        =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,552,388  $1,664,540     $11,206 $1,366,324    $449,036 $21,121,405$22,559,758  $6,019,337   $376,173
Reinvested.............    356,214     178,502           -          -           -  2,451,404   1,931,652     514,335     18,663
Redeemed............... (1,392,172)  (695,079)           -   (55,922)     (8,594) (6,565,394)(1,250,909) (2,225,720)  (181,743)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$1,516,430  $1,147,963     $11,206 $1,310,402    $440,442 $17,007,415$23,240,501  $4,307,952   $213,093
                         ========================================================================================================
Shares:
Sold...................    152,217      98,713         683     77,610      25,526  1,293,375   1,332,488     352,031     22,433
Reinvested.............     21,989      11,080           -          -           -    154,956     119,385      31,554      1,148
Redeemed...............   (82,317)    (42,204)           -    (3,160)       (498)  (403,956)    (72,393)   (130,978)   (10,426)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)   91,889      67,589         683     74,450      25,028  1,044,375   1,379,480     252,607     13,155
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $-         $-          $-         $-  $(298,296)   $(32,490)   $(1,061)
From net realized gain
on investments and
foreign currency
transactions...........  (453,456)   (271,693)    (23,571)  (144,849)    (42,064) (3,620,852)(3,649,836)   (788,985)   (43,428)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(453,456)  $(271,693)   $(23,571) $(144,849)   $(42,064) $(3,620,852)$(3,948,132) $(821,475)  $(44,489)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(356,214)  $(178,502)      $(857)         $-          $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(356,214)  $(178,502)      $(857)         $-          $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
Distributions...............
                         ========================================================================================================

See accommanying notes.

                                                                                                            Tax-Exempt
                                                                                                            Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 6,075,009        $ 6,457,850
Net realized gain (loss) from investment transactions and foreign currency transactions......            272,201          2,163,375
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,818,560         (5,619,441)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          8,165,770          3,001,784

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,659,687)        (6,076,702)
From net realized gain on investments and foreign currency transactions......................                  -         (5,470,551)
                                                            Total Dividends and Distributions         (5,659,687)       (11,547,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (19,355,294)        (5,254,587)
                                                      Total increase (decrease) in net assets        (16,849,211)       (13,800,056)

Net Assets
Beginning of period..........................................................................        163,872,259        177,672,315
End of period (including undistributed net investment income as set forth below).............      $ 147,023,048      $ 163,872,259
Undistributed (overdistributed) net investment income (operating loss).......................          $ 570,765          $ 539,922



                              Class A     Class B
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $8,911,125    $582,101
     Reinvested.............  3,877,495     209,142
     Redeemed............... (31,093,468)(1,841,689)
                             -----------------------
Net Increase (Decrease)..... $(18,304,848)$(1,050,446)
                             =======================
Shares:
     Sold...................    747,898      48,837
     Reinvested.............    326,158      17,465
     Redeemed............... (2,616,587)  (153,872)
                             -----------------------
Net Increase (Decrease)..... (1,542,531)   (87,570)
                             =======================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,583,653   $650,026
     Reinvested.............  8,820,578     519,054
     Redeemed............... (25,226,566)(3,601,332)
                             -----------------------
Net Increase (Decrease)..... $(2,822,335)$(2,432,252)
                             =======================
Shares:
     Sold...................  1,116,230      53,148
     Reinvested.............    727,858      42,553
     Redeemed............... (2,069,776)  (294,574)
                             -----------------------
Net Increase (Decrease).....  (225,688)   (198,873)
                             =======================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(5,429,152)$(230,535)
                             -----------------------
Total Dividends and          $(5,429,152)$(230,535)
Distributions...............
                             =======================
Year Ended October 31, 2005
     From net investment
     income................. $(5,787,326)$(289,376)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (5,166,341)  (304,210)
                             -----------------------
Total Dividends and          $(10,953,667$(593,586)
Distributions...............
                             =======================

                                                                                                           Ultra Short
                                                                                                            Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,046,897        $ 1,735,355
Net realized gain (loss) from investment transactions and foreign currency transactions......            (16,959)           (44,890)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            279,643           (166,684)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         10,309,581          1,523,781

Dividends and Distributions to Shareholders
From net investment income...................................................................         (9,935,742)        (1,738,764)
                                                            Total Dividends and Distributions         (9,935,742)        (1,738,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        214,455,603         (3,335,851)
                                                      Total increase (decrease) in net assets        214,829,442         (3,550,834)

Net Assets
Beginning of period..........................................................................         75,207,397         78,758,231
End of period (including undistributed net investment income as set forth below).............      $ 290,036,839       $ 75,207,397
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $3,247,122  $3,307,566         $-  $25,964,884 $5,335,883 $213,954,29 $29,433,072          $-
     Reinvested.............    507,455     394,296         402    270,639   1,502,902  6,439,716     768,735         466
     Redeemed............... (27,434,133(3,293,655)           - (5,818,276)(7,325,395) (28,109,847(4,690,526)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(23,679,556) $408,207        $402 $20,417,247 $(486,610) $192,284,16$25,511,281        $466
                             =============================================================================================
Shares:
     Sold...................    325,399     331,380           -  2,581,921     534,328 21,285,825   2,948,921           -
     Reinvested.............     50,845      39,500          40     26,909     150,651    640,437      76,993          48
     Redeemed............... (2,748,855)  (329,823)           -  (578,368)   (733,751) (2,793,624)  (469,713)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... (2,372,611)     41,057          40  2,030,462    (48,772) 19,132,638   2,556,201          48
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,282,833 $6,323,935     $10,001        N/A  $6,583,034     $1,021    $160,608    $160,341
     Reinvested.............    591,843     198,874         193        N/A     823,980     40,014      55,043      18,675
     Redeemed............... (8,165,266)(6,221,520)           -        N/A (12,463,967)(1,995,000)  (770,006) (1,970,487)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,709,410    $301,289     $10,194        N/A $(5,056,953)$(1,953,965)$(554,355) $(1,791,471)
                             =============================================================================================
Shares:
     Sold...................  1,328,185     632,449       1,000        N/A     658,131        100      16,054      16,033
     Reinvested.............     59,394      19,961          20        N/A      82,534      4,004       5,513       1,869
     Redeemed...............  (816,667)   (622,330)           -        N/A (1,246,705)  (199,680)    (77,011)   (197,049)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    570,912      30,080       1,020        N/A   (506,040)  (195,576)    (55,444)   (179,147)
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(507,455)  $(394,299)      $(407) $(307,314) $(1,517,316)$(6,439,738)$(768,747)      $(466)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(507,455)  $(394,299)      $(407) $(307,314) $(1,517,316)$(6,439,738)$(768,747)      $(466)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
Distributions...............
                             =============================================================================================



                             STATEMENT OF CASH FLOWS

                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006



                                                                                                                       Inflation
                                                                                                                    Protection Fund
-----------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net increase in net assets from operations.........................................................................     $ 2,794,390
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................   (125,484,357)
     Proceeds from sale of investment securities...................................................................       62,465,929
     Net sales or (purchases) of short term securities.............................................................     (7,648,210)
     Increase in accrued interest receivable.......................................................................        (276,864)
     Increase in capital shares sold receivable....................................................................         (34,064)
     Increase in collateral for securities loaned..................................................................     (53,667,958)
     Increase in dividends payable.................................................................................          95,911
     Increase in collateral obligation on securities loaned........................................................      53,667,958
     Net accretion of bond discounts and amortization of premiums..................................................      (2,238,085)
     Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................         (31,093)
     Unrealized depreciation on investments, futures contracts, and swap agreements................................         590,302

     Net realized loss from investments............................................................................    1,435,724
     Net proceeds from futures contracts...........................................................................           1,050
                                                                                                                    ----------------
                                                                              Net cash used in operating activities    (68,329,367)

Cash Flows from Financing Activities:
     Net payments from reverse repurchase agreements...............................................................     (24,453,906)

     Net payments from securities lending..........................................................................    50,172,958
     Proceeds from shares sold.....................................................................................      51,354,260
     Payment on shares redeemed....................................................................................      (8,240,243)
     Dividends and distributions paid to shareholders..............................................................         (10,983)
     Decrease in indebtedness......................................................................................        (275,000)
                                                                                                                    ----------------
                                                                          Net cash provided by financing activities      68,547,086
                                                                                                                    ----------------

     Net  increase in cash.........................................................................................         217,719

Cash:
     Beginning of period...........................................................................................       $ 143,577
                                                                                                                    ----------------
     End of period.................................................................................................       $ 361,296
                                                                                                                    ================

Supplemental disclosure of cash flow information:
     Reverse repurchase agreement interest paid....................................................................     $ 1,057,648
     Accrued reverse repurchase agreement interest  ...............................................................             $ -
     Reinvestment of dividends and distributions ..................................................................     $ 4,893,193



                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006


Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2006, the Fund consists of 55 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, Tax-Exempt Bond Fund, and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A and Class B shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately.

Effective November 1, 2004, the initial purchases of $10,000 of Advisors Signature class of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.

Effective December 29, 2004, the initial purchase of 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares of Inflation Protection Fund was made by Principal Life Insurance Company.

Effective March 1, 2005, International Fund I and LargeCap Blend Fund I, changed their names to Diversified International Fund and Disciplined LargeCap Blend Fund, respectively.

Effective May 27, 2005, Capital Preservation Fund entered into a reverse stock split, the result of which was to combine each ten shares of the Capital Preservation Fund with the par value of $.01 into one share with a par value of $.10. Accordingly, the reverse stock split had no effect on the value of shareholders' accounts in the Capital Preservation Fund. The Board of Directors of Principal Investors Fund, Inc. authorized the reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund strategy to an ultra short bond fund strategy. Additionally, Capital Preservation Fund changed its name to Ultra Short Bond Fund. The financial highlights and capital share transactions have been restated to reflect the reverse stock split.

Effective June 28, 2005, the initial purchases of $10,000 of Class A shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, and Tax-Exempt Bond Fund were made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class B shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Value Fund, and Tax-Exempt Bond Fund were made by Principal Life Insurance Company.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



1.  Organization (Continued)

Effective June 30, 2005, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Equity Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners SmallCap Growth Fund II, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, and Tax-Exempt Bond Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal
LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Acquired Funds on June 16, 2005. Approximate conversion ratios, net assets of the Acquired Fund immediately before the acquisition (including accumulated realized losses and unrealized appreciation/depreciation on a country-regionplaceU.S. federal income tax basis) and net assets of the Acquiring Fund immediately before and immediately following the acquisition were as follows:

                                                                                                                       Net Assets
                                                                                                  Net AssetsNet Assets     of
                                                                         Accumulated  Unrealized     of          of     Acquiring
         Acquired                                 Conversion Conversion    Realized   AppreciationAcquired   Acquiring    Fund
           Fund                  Acquiring           Ratio      Ratio       Losses    Depreciation  Fund       Fund     following
           ----                                                                                                         acquisition
                                    Fund            Class A    Class B      (000)        (000)      (000)      (000)      (000)
                                    ----            -------    -------      -----        -----      -----      -----      -----

Principal Balanced        Disciplined LargeCap        .94        .94       $ 4,654      $ (175)     $103,061  $ 410,851   $513,912
   Fund, Inc.               Blend Fund
Principal Bond            Bond & Mortgage            1.02       1.02        10,174       2,961       205,924    967,328  1,173,252
   Fund, Inc.               Securities Fund
Principal Capital Value   LargeCap Value Fund        2.16       2.15            --      28,236       330,380    188,879    519,259
   Fund, Inc.
Principal Cash            Money Market Fund          1.00       1.00            --          --       344,006    288,522    632,528
   Management Fund, Inc.
Principal Equity Income   Equity Income Fund         1.00       1.00        18,151       5,846        98,506         --     98,506
   Fund, Inc. *
Principal Government      Government & High          1.10       1.09         6,356       2,683       310,987    131,797    442,784
   Securities Income        Quality Bond Fund
   Fund, Inc.
Principal Growth          LargeCap Growth Fund       4.32       4.12       168,339      19,256       300,113    226,808    526,921
   Fund, Inc.
Principal International   International Emerging      .62        .58            --       2,835        54,306     63,598    117,904
   Emerging Markets         Markets Fund
   Fund, Inc.
Principal LargeCap        LargeCap S&P 500 Index     1.03        N/A         2,297      (1,302)       71,416    622,600   694,016
    Stock Index Fund, Inc.Fund
Principal Limited Term    Short-Term Bond Fund        .92        N/A         4,947      (1,268)      124,348     56,803    181,151
   Bond Fund, Inc.
Principal MidCap          MidCap Blend Fund          2.96       2.80            --     101,932       576,194    130,236    706,430
   Fund, Inc.
Principal Partners        Partners LargeCap          2.29       2.20        18,166       5,054       149,524     41,385    190,909
   Blue Chip Fund, Inc.     Blend Fund I
Principal Partners Equity Partners LargeCap           .99        .95        26,794       2,106        63,225    813,418    876,643
   Growth Fund, Inc.        Growth Fund I
Principal LargeCap        Partners LargeCap Blend     .98        .95            --       5,660        73,761    689,218    762,979
   Blend Fund, Inc.       Fund
Principal Partners        Partners LargeCap Value     .93        .92            --      10,767        72,747  1,515,314  1,588,061
   LargeCap Value         Fund
   Fund, Inc.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



1.  Organization (Continued)


                                                                                                                      Net Assets of
                                                                                                Net Assets Net Assets   Acquiring
                                                                        Accumulated  Unrealized     of          of        Fund
        Acquired                                 Conversion Conversion   Realized   Appreciation/Acquired   Acquiring   following
          Fund                  Acquiring           Ratio      Ratio      Losses    Depreciation   Fund       Fund     acquisition
                                   Fund            Class A    Class B      (000)       (000)       (000)      (000)       (000)
                                   ----            -------    -------      -----       -----       -----      -----       -----
Principal Partners       Partners MidCap Growth      .69        .67       $9,666       $5,658     $35,289    $328,045   $363,334
   MidCap Growth           Fund
   Fund, Inc.
Principal Partners       Partners SmallCap           .70        .67        2,787       3,030       22,138     399,917    422,055
   SmallCap Growth         Growth Fund II
   Fund, Inc.
Principal Real Estate    Real Estate Securities      .82        .81           --      30,589      101,982     581,429    683,411
   Securities Fund, Inc. Fund
Principal SmallCap       SmallCap Blend Fund         .67        .64        9,907      15,693      121,790     137,031    258,821
   Fund, Inc.
Principal Tax-Exempt     Tax-Exempt Bond Fund       1.00       1.00           --       5,666      169,825          --    169,825
   Bond Fund, Inc. *

*  Designates accounting survivor.

Effective June 30, 2005, Diversified International Fund acquired all the assets and assumed all the liabilities of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. pursuant to a plan of acquisition approved by the shareholders of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. on June 16, 2005. The acquisition was accomplished by a tax-free exchange of shares from Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. for shares of Diversified International Fund at an approximate exchange rate of .78 and .76 for Principal International Fund, Inc. Class A and B and 1.47 and 1.38 for Principal International SmallCap Fund, Inc. Class A and Class B. The aggregate net assets of Principal International Fund, Inc., Principal International SmallCap Fund, Inc., and Diversified International Fund immediately before the acquisition were approximately $248,964,000 (including approximately $42,252,000 of accumulated realized losses and $21,063,000 of unrealized appreciation, on a federal tax basis), $74,326,000 (including approximately $7,781,000 unrealized appreciation, on a federal tax basis), and $143,415,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $466,705,000.

Effective September 30, 2005, Government Securities Fund and High Quality Short-Term Bond Fund changed their names to Government & High Quality Bond Fund and Short-Term Bond Fund, respectively.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

On August 11, 2006, the Board of Trustees of WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC, collectively known as the WM Group of Funds, approved an Agreement and Plan of Reorganization whereby, subject to an approval by the shareholders of the WM Group of Funds, Principal Investors Fund, Inc. will acquire all the assets of each series subject to the liabilities of such series, in exchange for a number of shares equal to the pro rata net assets of shares of a series of Principal Investors Fund, Inc.

On September 11, 2006, the Board of Directors of Equity Income Fund, Partners LargeCap Growth Fund, and Tax-Exempt Bond Fund (the "Acquired Funds") approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of the Acquired Funds, Equity Income Fund I, Partners LargeCap Growth Fund II, and Tax-Exempt Bond Fund I (the "Acquiring Funds") will acquire all the assets of the Acquired Funds, subject to the liabilities of such funds, in exchange for a number of shares equal to a pro rata net assets of shares of the Acquiring Funds.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with country-regionplaceU.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



2.  Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national country-regionplaceU.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after datelstransMonth11Day15Year2007November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the Funds' holdings are translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class.

2.  Significant Accounting Policies (Continued)

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from country-regionplaceU.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in country-regionplaceIndia, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2006, Diversified International Fund had a foreign tax refund receivable of $16,240, a deferred tax liability of $27,992, and no capital loss carryforward, and International Emerging Markets Fund had a deferred tax liability of $122,093 and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A or Class B shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



3. Operating Policies

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by country-regionplaceU.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At October 31, 2006, MidCap Blend Fund, Partners LargeCap Growth Fund, Partners SmallCap Blend Fund, and Partners SmallCap Value Fund had outstanding borrowing of $538,000, $357,000, $1,490,000, and $610,000, respectively, at an annual rate of 5.75%. No other Funds had outstanding borrowings under the line of credit.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by country-regionU.S. government or country-regionplaceU.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Funds, and are subject to the Funds' restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the Funds and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. At October 31, 2006, the Funds had no outstanding reverse repurchase agreements.

For the year ended October 31, 2006 , the average amount of reverse repurchase agreements outstanding and the daily average annual interest rate was as follows:

                                             Average Amount of
                                             Reverse Repurchase
                                           Agreements Outstanding  Average Interest Rate
Bond & Mortgage Securities Fund                 $18,648,853                3.72 %
Government & High Quality Bond Fund                9,873,770               4.42
Inflation Protection Fund                         22,325,252               4.74
Short-Term Bond Fund                               9,868,030               4.49

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



3.  Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of country-regionU.S. government securities, country-regionplaceU.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2006, the Funds had securities on loan as follows:

                                            Market Value    Collateral Value
Bond & Mortgage Securities Fund             $466,183,424        $475,685,334
Disciplined LargeCap Blend Fund               92,044,150          95,155,000
Diversified International Fund                 6.663,617           6,921,000
Equity Income Fund                            10,915,517          11,145,000
Government & High Quality Bond Fund           84,883,447          85,774,802
Inflation Protection Fund                     53,283,491          53,771,354
International Emerging Markets Fund           13,239,687          13,708,000
LargeCap Growth Fund                         121,410,756         123,441,000
LargeCap S&P 500 Index Fund                   94,629,144          97,151,000
LargeCap Value Fund                           75,059,006          77,414,000
MidCap Blend Fund                            148,290,145         152,309,000
Partners LargeCap Blend Fund                  91,918,035          94,154,000
Partners LargeCap Blend Fund I                23,591,043          24,274,000
Partners LargeCap Growth Fund I              172,150,298         175,576,000
Partners LargeCap Growth Fund II              96,238,311          98,812,000
Partners LargeCap Value Fund                 282,199,375         290,441,000
Partners MidCap Growth Fund                  115,532,992         118,671,000
Partners MidCap Growth Fund I                 49,487,736          50,550,000
Partners MidCap Value Fund                   141,978,787         146,001,000
Partners SmallCap Growth Fund II             171,319,110         178,107,000
Preferred Securities Fund                     33,275,579          33,980,000
Real Estate Securities Fund                  136,055,128         138,697,000
Short-Term Bond Fund                          30,774,653          32,292,054
SmallCap Blend Fund                           84,324,059          87,222,000
SmallCap Value Fund                           42,552,907          43,545,000
Ultra Short Bond Fund                          3,983,712           4,080,000


Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



4.  Management Agreement and Transactions with Affiliates


Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rates used in this calculation for the Funds are as follows:

                                   Net Assets of Funds (in millions)                Net Assets of Funds (in millions)
                                   First   Next   Next  Over $1.5                           First   Next   Next  Over $1.5
                                   $500    $500   $500  billion                             $500    $500   $500   billion
Bond & Mortgage Securities Fund    .55%    .53%   .51%    .50% Partners MidCap Growth Fund  1.00%   .98%   .96%    .95%
Disciplined LargeCap Blend Fund    .60     .58    .56     .55  Partners MidCap Growth       1.00    .98    .96     .95
                                                                 Fund I
Diversified International Fund     .90     .88    .86     .85  Partners MidCap Value Fund   1.00    .98    .96     .95
Equity Income Fund                 .60     .58    .56     .55  Partners SmallCap Growth     1.00    .98    .96     .95
                                                                 Fund II
Government & High Quality          .40     .38    .36     .35  Preferred Securities Fund     .75    .73    .71     .70
   Bond Fund
Inflation Protection Fund          .40     .38    .36     .35  Principal LifeTime 2010     .1225  .1225  .1225   .1225
                                                                 Fund
International Emerging Markets    1.20    1.18   1.16    1.15  Principal LifeTime 2020     .1225  .1225  .1225   .1225
   Fund*                                                         Fund
LargeCap Growth Fund               .55     .53    .51     .50  Principal LifeTime 2030     .1225  .1225  .1225   .1225
                                                                 Fund
LargeCap S&P 500 Index Fund        .15     .15    .15     .15  Principal LifeTime 2040     .1225  .1225  .1225   .1225
                                                                 Fund
LargeCap Value Fund                .45     .43    .41     .40  Principal LifeTime 2050     .1225  .1225  .1225   .1225
                                                                 Fund
MidCap Blend Fund                  .65     .63    .61     .60  Principal LifeTime          .1225  .1225  .1225   .1225
                                                                 Strategic Income Fund
Money Market Fund                  .40     .39    .38     .37  Real Estate Securities Fund   .85    .83    .81     .80
Partners LargeCap Blend Fund       .75     .73    .71     .70  Short-Term Bond Fund          .40    .38    .36     .35
Partners LargeCap Blend Fund I     .45     .43    .41     .40  SmallCap Blend Fund           .75    .73    .71     .70
Partners LargeCap Growth Fund I    .75     .73    .71     .70  SmallCap Value Fund           .75    .73    .71     .70
Partners LargeCap Growth Fund II  1.00     .98    .96     .95  Tax-Exempt Bond Fund          .50    .48    .46     .45
Partners LargeCap Value Fund       .80     .78    .76     .75  Ultra Short Bond Fund         .40    .39    .38     .37

*Period from November 1, 2005 through September 30, 2006 the management and investment advisory fee was 1.35% on the first $500 million, 1.33% on the next $500 million, 1.31% on the next $500 million, and 1.30% over $1.5 billion.

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, and Class J shares of the Funds reimburse the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the expenses for Class J shares of certain Funds from November 1, 2005 through February 28, 2006 and contractually agreed to limit the expenses from March 1, 2006 through October 31, 2006. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                             Period from            Period from
                                          November 1, 2005         March 1, 2006
                                               through                through
                                          February 28, 2006      October 31, 2006           Expiration
                                          -----------------      ----------------           ----------
Bond & Mortgage Securities Fund                 1.35%                   N/A
Government & High Quality Bond Fund             1.35                    N/A
Inflation  Protection Fund                      1.35                   1.15%            February 28, 2007
Money Market Fund                               1.35                    N/A
Partners LargeCap Growth Fund I                 1.75                    N/A
Partners LargeCap Growth Fund II                1.75                   1.75             February 28, 2007
Partners MidCap Growth Fund                     1.95                    N/A
Partners MidCap Value Fund                      1.95                    N/A
Partners SmallCap Growth Fund II                2.05                   2.05             February 28, 2007
Preferred Securities Fund                       1.60                   1.60             February 28, 2007
Principal LifeTime 2010 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2020 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2030 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2040 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2050 Fund                    1.70                    .75             February 28, 2007
Principal LifeTime Strategic Income              N/A                    .75             February 28, 2007
Fund
Short-Term Bond Fund                            1.35                    N/A
SmallCap Value Fund                             1.70                    N/A
Ultra Short Bond Fund                           1.35                   1.20             February 28, 2007

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



4.  Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The operating expense limits and the agreement terms are as follows:


                                                Class A            Class B          Class A           Class B
                                              Period from        Period from      Period from       Period from
                                            November 1, 2005  November 1, 2005   March 1, 2006     March 1, 2006
                                                through            through          through           through
                                           February 28, 2006  February 28, 2006 October 31, 2006 October 31, 2006     Expiration
                                           -----------------  ----------------- ---------------- ----------------     ----------
Bond & Mortgage Securities Fund                   0.94%             1.60%             0.94%            1.60%       June 30, 2009
Inflation Protection Fund                         1.10               N/A              0.90              N/A       February 28, 2007
MidCap Blend Fund                                 1.02              1.32              1.02             1.32         June 30, 2008
Money Market Fund                                 N/A                N/A              N/A              1.60       February 28, 2007
Partners LargeCap Growth Fund II                  1.70               N/A              1.70              N/A       February 28, 2007
Partners MidCap Growth Fund                       1.75              2.50              1.75             2.50         June 30, 2008
Partners MidCap Growth Fund I                     1.75               N/A              1.75              N/A       February 28, 2007
Partners MidCap Value Fund                        1.75              2.50              1.75             2.50       February 28, 2007
Partners SmallCap Growth Fund II                  1.95              2.70              1.95             2.70         June 30, 2008
Preferred Securities Fund                         1.35               N/A              1.00              N/A       February 28, 2007
Principal LifeTime 2010 Fund                      1.30               N/A              0.50              N/A       February 28, 2007
Principal LifeTime 2020 Fund                      1.40              2.15              0.50             1.25       February 28, 2007
Principal LifeTime 2030 Fund                      1.40              2.15              0.50             1.25       February 28, 2007
Principal LifeTime 2040 Fund                      1.40              2.15              0.50             1.25       February 28, 2007
Principal LifeTime 2050 Fund                      1.50               N/A              0.50             1.25       February 28, 2007
Principal LifeTime Strategic Income Fund          1.30               N/A              0.50             1.25       February 28, 2007
SmallCap Value Fund                               1.70              2.45              1.45             2.20       February 28, 2007
Tax-Exempt Bond Fund                              0.76              1.15              0.76             1.15         June 30, 2008
Ultra Short Bond Fund                             N/A                N/A              0.75              N/A       February 28, 2007

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Funds which generated the excess. The annual rates are .25%, .30%, ..35%, .50% and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% and 1.00% for Class A and Class B, except the following funds:


LargeCap S&P 500 Index Fund           Class A          .15%
Money Market Fund                     Class A           N/A
Money Market Fund                     Class J          .25
Short-Term Bond Fund                  Class A          .15
Ultra Short Bond Fund                 Class A
                                                       .15

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




4.  Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B and Class J share redemptions. The charge for Class A shares is .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Money Market Fund which imposes no sales charge) based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and Tax-Exempt Bond Fund, and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the year ended October 31, 2006, were as follows:

                                               Class A    Class B  Class J
Bond & Mortgage Securities Fund               $389,867    $64,401  $90,177
Disciplined LargeCap Blend Fund                197,762     25,753      N/A
Diversified International Fund                 834,114     51,495   51,867
Equity Income Fund                             300,180     20,820      N/A
Government & High Quality Bond Fund            289,898    138,995   24,524
Inflation Protection Fund                       31,666        N/A    3,452
International Emerging Markets Fund            456,075     15,457   47,364
LargeCap Growth Fund                           574,093     56,642   10,702
LargeCap S&P 500 Index Fund                     80,727        N/A   91,556
LargeCap Value Fund                            413,606     31,050   16,004
MidCap Blend Fund                            1,013,000    111,625   47,731
Money Market Fund                                3,360     17,043   96,054
Partners LargeCap Blend Fund                   365,468     41,527   32,988
Partners LargeCap Blend Fund I                 246,649     31,428   11,667
Partners LargeCap Growth Fund I                217,356     22,702   10,804
Partners LargeCap Growth Fund II                12,353        N/A    4,799
Partners LargeCap Value Fund                   308,357     38,607   29,117
Partners MidCap Growth Fund                    149,742     21,318    8,575
Partners MidCap Growth Fund I                   29,443        N/A      N/A
Partners MidCap Value Fund                     111,861      3,558   40,555
Partners SmallCap Growth Fund II               143,043     15,621    6,876
Preferred Securities Fund                       68,971        N/A   12,983
Principal LifeTime 2010 Fund                   291,517        N/A   76,319
Principal LifeTime 2020 Fund                   500,544      4,078  152,062
Principal LifeTime 2030 Fund                   479,041      7,380  131,667
Principal LifeTime 2040 Fund                   311,557      3,506   58,356
Principal LifeTime 2050 Fund                   179,759        210   15,134
Principal LifeTime Strategic Income Fund        66,379        337   35,706
Real Estate Securities Fund                    510,952     36,037   61,043
Short-Term Bond Fund                            79,939        N/A   13,303
SmallCap Blend Fund                            310,349     34,530   43,535
SmallCap Value Fund                            127,860      2,277   20,392
Tax-Exempt Bond Fund                           128,489      9,608      N/A
Ultra Short Bond Fund                           14,843        N/A    4,296

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



4.  Management Agreement and Transactions with Affiliates (Continued)

At October 31, 2006, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:



                                        Advisors    Advisors
                                         Select     Signature   Class A    Class B   Institutional   Preferred    Select
Bond & Mortgage Securities Fund             --           --       366,780     --         265,077        --          --
Diversified International Fund              --           --            --     --       3,130,147        --          --
Government and High Quality Bond Fund       --           --       124,455     --             976        --          --
LargeCap Growth Fund                        --           --            --     --       8,180,353        --          --
LargeCap Value Fund                         --           --            --     --       5,999,320        --          --
MidCap Blend Fund                           --           --            --     --             882        --          --
Money Market Fund                           --           --    41,073,653   --               --         --          --
Partners LargeCap Blend Fund I              --           --            --     --           1,112        --          --
Preferred Securities Fund                  926           --            --     --              --       926         926
Principal LifeTime Strategic Income         --           --            --    825              --        --          --
Fund
Short-Term Bond Fund                        --          978       650,909    N/A              --        --          --
SmallCap Blend Fund                         --           --            --     --       2,152,853        --          --
Ultra Short Bond Fund                       --        1,060            --     --              --        --       1,081


Affiliated Brokerage Commissions. With respect to Equity Income Fund and Preferred Securities Fund, $24,880 and $346,026 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2006. Brokerage commissions were paid to affiliates of sub-advisors as follows:


                                                   Year Ended
                                                  October 31,
                                                      2006
Partners LargeCap Value Fund                        $112,304
Partners MidCap Value Fund                           149,183
Partners SmallCap Growth II                             416

5.  Investment Transactions


For the year ended October 31, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:


                                      Purchases        Sales                                            Purchases        Sales
Bond & Mortgage Securities Fund                                   Partners MidCap Growth Fund I
                                   $6,391,324,751  $5,451,127,154                                   $362,640,860    $388,715,427
Disciplined LargeCap Blend Fund                                   Partners MidCap Value Fund
                                   1,175,218,516   806,440,634                                       995,324,977     933,209,996
Diversified International Fund                                    Partners SmallCap Growth Fund II
                                   813,195,347     706,720,098                                       558,857,639     454,590,426
Equity Income Fund                                                Preferred Securities Fund
                                   97,602,073      97,245,284                                        342,829,859     107,428,107
Government & High Quality Bond                                    Principal LifeTime 2010 Fund
Fund                               1,310,480,094   1,274,557,070                                     550,675,411     135,369,496
Inflation Protection Fund                                         Principal LifeTime 2020 Fund
                                   72,586,389      14,385,178                                        954,114,701     107,301,581
International Emerging Markets                                    Principal LifeTime 2030 Fund
Fund                               402,220,711     289,554,862                                       823,285,860     112,006,119
LargeCap Growth Fund                                              Principal LifeTime 2040 Fund
                                   949,809,710     701,381,945                                       420,870,237     69,384,280
LargeCap S&P 500 Index Fund                                       Principal LifeTime 2050 Fund
                                   131,905,982     29,838,156                                        195,361,680     39,415,977
LargeCap Value Fund                                               Principal LifeTime Strategic
                                   694,397,041     582,921,697    Income Fund                        280,738,270     165,879,600
MidCap Blend Fund                                                 Real Estate Securities Fund
                                   334,941,114     364,093,755                                       637,243,581     382,157,101
Partners LargeCap Blend Fund                                      Short-Term Bond Fund
                                   470,258,073     449,928,733                                       116,357,518     92,884,038
Partners LargeCap Blend Fund I                                    SmallCap Blend Fund
                                   217,707,244     137,323,923                                       330,592,805     317,121,877
Partners LargeCap Growth Fund I                                   SmallCap Value Fund
                                   619,956,613     562,551,538                                       234,593,959     155,900,403
Partners LargeCap Growth Fund II                                  Tax-Exempt Bond Fund
                                   1,192,499,515   1,217,657,822                                     135,213,389     153,730,065
Partners LargeCap Value Fund                                      Ultra Short Bond Fund
                                   793,216,985     422,082,266                                       283,018,724     88,448,579
Partners MidCap Growth Fund
                                   713,942,942     638,627,663


For the year ended October 31, 2006 , the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                     Purchases         Sales
Bond & Mortgage Securities Fund
                                   $550,639,493   $436,113,664
Government & High Quality Bond
Fund                               93,466,267     96,554,340
Inflation Protection Fund
                                   54,397,968     48,080,751
Short-Term Bond Fund
                                   26,790,432     8,024,767

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



5.  Investment Transactions (Continued)

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedules of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At October 31, 2006, certain of the Funds owned forward contracts to sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of October 31, 2006 are included in the schedules of investments.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended October 31, 2006 and October 31, 2005 were as follows:

                                               Ordinary Income           Long-Term Capital Gain           Section 1250 Gains
                                               ---------------           ----------------------           ------------------
                                             2006          2005           2006            2005                2006            2005
                                             ----          ----           ----            ----                ----            ----

Bond & Mortgage Securities Fund           $78,236,753    $35,672,708        $    --       $ 455,445          $   --           $   --
Disciplined LargeCap Blend Fund            13,684,089      1,755,658      1,016,165       1,078,106              --               --
Diversified International Fund              7,531,670        542,750     14,538,524       2,442,645              --               --
Equity Income Fund                          2,906,700      3,249,362             --              --              --               --
Government & High Quality Bond Fund        15,725,435      6,921,202             --              --              --               --
Inflation Protection Fund                   4,904,176      1,985,062             --              --              --               --
International Emerging Markets Fund        11,978,167        711,230      3,494,742       2,217,989              --               --
LargeCap Growth Fund                          383,106        875,012             --              --              --               --
LargeCap S&P 500 Index Fund                 7,664,572      8,403,618      3,072,594      36,116,133              --               --
LargeCap Value Fund                        13,041,827      1,684,432      6,472,392       4,668,645              --               --
MidCap Blend Fund                           3,582,238      1,058,546     35,712,825       5,658,959              --               --
Money Market Fund                          27,164,609      9,523,257             --              --              --               --
Partners LargeCap Blend Fund               20,505,705     13,126,112     19,721,674      26,917,022              --               --
Partners LargeCap Blend Fund I                608,487        250,214        736,539         155,099              --               --
Partners LargeCap Growth Fund I            15,625,285      4,003,726     20,734,694              --              --               --
Partners LargeCap Growth Fund II            5,392,878      2,049,022      4,220,818       2,537,967              --               --
Partners LargeCap Value Fund               24,894,891     19,530,352     63,955,758      11,048,831              --               --
Partners MidCap Growth Fund                        --             --      3,001,206              --              --               --
Partners MidCap Growth Fund I               9,209,037             --      6,277,031              --              --               --
Partners MidCap Value Fund                 11,473,909      7,542,069     38,221,877      12,831,313              --               --
Partners SmallCap Growth Fund II            1,179,198             --     24,136,702       8,154,974              --               --
Preferred Securities Fund                  26,080,005     23,146,412             --              --              --               --
Principal LifeTime 2010 Fund               14,812,871      7,200,905      4,163,301       2,977,300              --               --
Principal LifeTime 2020 Fund               26,590,676     10,481,044      8,084,086       3,733,153              --               --
Principal LifeTime 2030 Fund               21,048,834      8,436,301      8,044,054       3,233,115              --               --

Principal LifeTime 2040 Fund                8,342,117      2,848,809      3,101,881       1,164,002              --               --
Principal LifeTime 2050 Fund                4,023,027      1,194,054      1,485,535         481,480              --               --
Principal LifeTime Strategic Income
Fund                                        8,402,148      3,532,082      1,952,639       1,302,819              --               --
Real Estate Securities Fund                13,245,132     21,267,377     20,745,224      17,976,852         747,813          601,122
Short-Term Bond Fund                        9,060,145      3,319,150             --              --              --               --
SmallCap Blend Fund                         2,004,598        766,547     14,845,443       5,587,089              --               --
SmallCap Value Fund                         7,185,393      2,831,702      2,185,188       2,631,647              --               --
Tax-Exempt Bond Fund*                       5,659,687      6,078,083             --       5,469,170              --               --
Ultra Short Bond Fund                       9,935,742      1,738,764             --              --              --               --

*Ordinary income distributions are tax-exempt income distributions.

The acquisitions of Principal Equity Income Fund, Inc. and Principal Tax-Exempt Bond Fund, Inc. by Equity Income Fund and Tax-Exempt Bond Fund, respectively, constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2005 include the respective Acquired Fund distributions prior to the reorganizations.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



6.  Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2006, the components of distributable earnings on a federal tax basis were as follows:


                                                     Undistributed           Undistributed          Undistributed
                                                    Ordinary Income     Long-Term Capital Gains   Section 1250 Gains
Bond & Mortgage Securities Fund*                          $  2,271,301                  $     --               $    --
Disciplined LargeCap Blend Fund                              8,556,568                23,879,331                    --
Diversified International Fund*                             26,376,557                52,565,315                    --
Equity Income Fund                                             229,338                        --                    --
Government & High Quality Bond Fund                             49,725                        --                    --
Inflation Protection Fund                                       21,266                        --                    --
International Emerging Markets Fund                         20,442,287                 8,483,589                    --
LargeCap Growth Fund*                                        2,272,852                12,183,596                    --
LargeCap S&P 500 Index Fund                                  8,913,333                 3,040,254                    --
LargeCap Value Fund                                          8,279,477                34,027,798                    --
MidCap Blend Fund                                           15,261,934                63,223,147                    --
Partners LargeCap Blend Fund                                22,855,879                30,248,832                    --
Partners LargeCap Blend Fund I                               1,006,727                        --                    --
Partners LargeCap Growth Fund I*                            12,145,084                45,897,319                    --
Partners LargeCap Growth Fund II                            31,251,075                26,331,785                    --
Partners LargeCap Value Fund                                28,479,568               114,682,920                    --
Partners MidCap Growth Fund*                                 1,272,971                13,172,536                    --
Partners MidCap Growth Fund I                               10,427,783                21,153,120                    --
Partners MidCap Value Fund                                  22,429,260                34,960,160                    --
Partners SmallCap Growth Fund II*                                   --                46,564,360                    --
Preferred Securities Fund                                    3,015,532                        --                    --
Principal LifeTime 2010 Fund                                18,151,781                 5,151,869                    --
Principal LifeTime 2020 Fund                                21,176,247                11,447,883                    --
Principal LifeTime 2030 Fund                                11,753,247                10,958,854                    --
Principal LifeTime 2040 Fund                                 3,915,940                 4,803,815                    --
Principal LifeTime 2050 Fund                                 1,079,419                 2,495,054                    --
Principal LifeTime Strategic Income Fund                     9,952,382                 1,524,384                    --
Real Estate Securities Fund                                         --               100,584,163             2,773,007
Short-Term Bond Fund                                           142,356                        --                    --
SmallCap Blend Fund                                          1,561,691                25,796,225                    --
SmallCap Value Fund                                          6,741,976                 4,780,154                    --
Tax-Exempt Bond Fund**                                             679                   656,180                    --
Ultra Short Bond Fund                                               --                    45,898                    --


* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code. ** Undistributed ordinary income is tax-exempt income.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2006, the Funds had approximate net capital loss carryforwards as follows:


                                                              Net Capital Loss Carryforward Expiring In:
                                                                                                                             Annual
                                      2007      2008       2009       2010      2011       2012        2013       2014  Limitations*
                                      ----      ----       ----       ----      ----       ----        ----       ----  ------------
Bond & Mortgage Securities Fund $3,213,000$4,778,000$ 1,281,000    $     -   $     -     $    -  $2,386,000 $6,971,000      $902,000
Diversified International Fund           -   136,000    597,000  1,665,000   597,000      1,000           -          -       963,000
Equity Income Fund                       -         -          -  6,168,000 3,744,000          -           -          -             -
Government & High Quality
  Bond Fund                         84,000         -  1,636,000  2,118,000 3,143,000    525,000   1,535,000  4,014,000             -
Inflation Protection Fund                -         -          -          -         -          -           -  1,338,000             -
LargeCap Growth Fund                     -31,416,000 97,721,000  2,654,00015,679,000          -           -          -       548,000
Partners LargeCap Blend Fund I           -         -          -  5,446,000   265,000          -           -          -             -
Partners LargeCap Growth Fund I          -   358,000  7,931,000          -   115,000    296,000           -          -     2,763,000
Partners MidCap Growth Fund              -         -  3,141,000    580,000         -          -           -          -     1,811,000
Partners SmallCap Growth Fund II         -   612,000    773,000          -         -          -           -          -       306,000
Preferred Securities Fund                -         -          -          -         -  3,453,000     716,000    675,000             -
Short-Term Bond Fund               264,000   197,000    895,000          - 1,572,000  2,029,000   1,226,000  2,068,000             -

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.



Schedule of Investments
October 31, 2006
Bond & Mortgage Securities Fund
                                                  Principal
                                                    Amount             Value
                                                ------------------------------
                                                ------------------------------
BONDS (86.21%)
Advertising Services (0.03%)
Advanstar Communications Inc
   10.75%, 8/15/2010                          $   500,000  $          538,125
                                                             -----------------
                                                             -----------------

Aerospace & Defense (0.16%)
Lockheed Martin Corp
   7.65%, 5/ 1/2016                               250,000             290,649
Northrop Grumman Corp
   4.08%, 11/16/2006 (a)                        3,000,000           2,998,455
                                                             -----------------
                                                             -----------------
                                                                    3,289,104
                                                             -----------------
                                                             -----------------
Aerospace & Defense Equipment (0.19%)
GenCorp Inc
   9.50%, 8/15/2013 (b)                           428,000             445,120
Goodrich Corp
   6.80%, 7/ 1/2036                             2,050,000           2,186,583
Sequa Corp
   9.00%, 8/ 1/2009                             1,100,000           1,160,500
                                                             -----------------
                                                             -----------------
                                                                    3,792,203
                                                             -----------------
                                                             -----------------
Agricultural Chemicals (0.09%)
Mosaic Global Holdings Inc
   11.25%, 6/ 1/2011                            1,146,000           1,210,462
   10.88%, 8/ 1/2013                              625,000             711,719
                                                             -----------------
                                                             -----------------
                                                                    1,922,181
                                                             -----------------
                                                             -----------------
Agricultural Operations (0.58%)
Bunge Ltd Finance Corp
   4.38%, 12/15/2008                            7,564,000           7,390,951
   5.88%, 5/15/2013                             3,475,000           3,477,422
   5.10%, 7/15/2015                             1,000,000             941,846
                                                             -----------------
                                                             -----------------
                                                                   11,810,219
                                                             -----------------
                                                             -----------------
Airlines (0.03%)
Southwest Airlines Co
   5.50%, 11/ 1/2006                              650,000             649,900
                                                             -----------------
                                                             -----------------

Apparel Manufacturers (0.05%)
Levi Strauss & Co
   12.25%, 12/15/2012                             400,000             446,000
Phillips-Van Heusen
   7.75%, 11/15/2023                              475,000             484,500
                                                             -----------------
                                                             -----------------
                                                                      930,500
                                                             -----------------
                                                             -----------------
Appliances (0.08%)
Whirlpool Corp
   5.89%, 6/15/2009 (c)                         1,600,000           1,603,283
                                                             -----------------
                                                             -----------------

Asset Backed Securities (7.08%)
Ameriquest Mortgage Securities Inc
   5.62%, 3/25/2035 (c)                           829,548             830,331
   5.55%, 7/25/2035 (c)                         1,209,427           1,210,968
Carrington Mortgage Loan Trust
   5.58%, 1/25/2035 (c)                         1,110,970           1,111,615
   5.60%, 12/25/2035 (c)                        6,172,000           6,183,079

Asset Backed Securities
Chase Funding Mortgage Loan
Asset-Backed Certificates
   5.62%, 7/25/2033 (a)(c)                      5,388,450           5,401,426
   5.82%, 9/25/2033 (c)                         1,215,000           1,218,480
   5.55%, 12/25/2033 (c)                          153,441             153,639
Citigroup Mortgage Loan Trust Inc
   5.42%, 7/25/2035 (c)                           438,513             438,540
CNH Wholesale Master Note Trust
   5.72%, 6/15/2011 (c)                           650,000             651,223
Countrywide Asset-Backed Certificates
   5.60%, 9/25/2033 (c)                           476,899             477,078
   5.84%, 6/25/2035 (c)                         2,800,000           2,819,558
   5.98%, 12/25/2035 (c)                        2,600,000           2,617,345
   5.61%, 2/25/2036 (a)(c)                      3,725,000          13,749,746
   5.57%, 4/25/2036 (a)(c)                      9,800,000           9,823,069
Countrywide Home Equity Loan Trust
   5.55%, 12/15/2035 (c)                        2,393,038           2,394,057
   5.52%, 5/15/2036 (a)(c)                      8,413,166           8,413,116
First Franklin Mortgage Loan
 Asset Backed Certificates
   5.70%, 10/25/2034 (a)(c)                     3,062,066           3,075,931
   5.39%, 3/25/2036 (a)(c)                      8,709,076           8,711,140
First-Citizens Home Equity Loan LLC
   5.53%, 9/15/2022 (c)(d)                      1,961,304           1,957,366
GMAC Mortgage Corp Loan Trust
   5.50%, 8/25/2035 (c)                         2,225,000           2,229,170
   5.53%, 11/25/2036 (a)(c)                     6,156,000          16,163,302
Great America Leasing Receivables
   5.39%, 9/15/2011 (d)(e)                      1,295,000           1,295,000
JP Morgan Mortgage Acquisition Corp
   5.49%, 4/25/2036 (a)(c)                      4,850,000           4,853,914
Lehman XS Trust
   5.56%, 11/25/2035 (c)                        5,581,925           5,558,944
Long Beach Mortgage Loan Trust
   5.85%, 6/25/2034 (c)                           450,000             451,728
   5.82%, 2/25/2035 (c)                         3,000,000           3,020,775
   5.50%, 4/25/2035 (c)                         2,610,265           2,610,826
   5.44%, 7/25/2035 (c)                           423,109             423,145
   5.43%, 10/25/2036 (a)                        2,625,000           2,625,000
Merrill Lynch Mortgage Investors Inc
   5.88%, 1/25/2035 (c)                           490,526             490,806
   5.50%, 4/25/2036 (c)                         2,049,221           2,049,542
   5.55%, 7/25/2036 (c)                         2,639,944           2,640,565
Morgan Stanley ABS Capital I
   5.58%, 7/25/2035 (c)                         1,800,000           1,802,705
MSDWCC Heloc Trust
   5.51%, 7/25/2017 (c)                         1,145,063           1,145,916
Nomura Asset Acceptance Corp
   5.55%, 6/25/2035 (c)                           637,610             637,725
Ownit Mortgage Loan Asset Backed
Certificates
   5.62%, 8/25/2036 (c)                         2,827,088           2,828,360
Popular ABS Mortgage Pass-ThroughTrust
   5.59%, 5/25/2035 (a)(c)                      4,376,519           4,390,030
   5.58%, 11/25/2035 (c)                        3,355,000           3,362,455
Residential Asset Mortgage Products Inc
   5.66%, 5/25/2034 (a)(c)                      1,115,153           1,117,232
   5.55%, 12/25/2034 (c)                        1,264,329           1,265,272
   5.59%, 7/25/2035 (c)                         3,000,000           3,004,749
Residential Asset Securities Corp
   3.28%, 8/25/2029                                70,103              69,365

Asset Backed Securities
SACO I Inc
   5.59%, 4/25/2035 (c)                           817,924             818,020
Saxon Asset Securities Trust
   5.66%, 12/26/2034 (c)                        2,036,364           2,039,435
   5.54%, 3/25/2035 (c)                         2,017,062           2,018,256
   5.84%, 3/25/2035 (c)                         2,500,000           2,509,027
Securitized Asset Backed ReceivablesLLC
   5.55%, 3/25/2035 (c)                         1,795,632           1,796,357
                                                             -----------------
                                                             -----------------
                                                                  144,455,328
                                                             -----------------
                                                             -----------------
Auto - Car & Light Trucks (0.46%)
DaimlerChrysler NA Holding Corp
   5.87%, 9/10/2007 (c)                         1,200,000           1,202,996
   4.75%, 1/15/2008                                75,000              74,290
   6.02%, 10/31/2008 (a)(c)                     3,500,000           3,511,102
   5.82%, 3/13/2009 (a)(c)                      2,675,000           2,676,733
   5.75%, 9/ 8/2011 (b)                         2,000,000           2,001,500
                                                             -----------------
                                                             -----------------
                                                                    9,466,621
                                                             -----------------
                                                             -----------------
Auto/TruckParts&Equipment-Original (0.10%)
Stanadyne Corp
   10.00%, 8/15/2014                              375,000             382,500
Tenneco Inc
   10.25%, 7/15/2013                              500,000             547,500
TRW Automotive Inc
   9.38%, 2/15/2013                               600,000             642,750
United Components Inc
   9.38%, 6/15/2013                               500,000             505,000
                                                             -----------------
                                                             -----------------
                                                                    2,077,750
                                                             -----------------
                                                             -----------------
Automobile Sequential (0.33%)
Capital Auto Receivables Asset Trust
   3.92%, 11/16/2009                            2,000,000           1,962,554
   5.69%, 6/15/2010 (c)                         1,070,000           1,074,709
Carss Finance LP
   5.60%, 1/15/2011 (c)(d)                      1,735,698           1,736,113
WFS Financial Owner Trust
   4.50%, 5/17/2013                             1,960,000           1,932,582
                                                             -----------------
                                                             -----------------
                                                                    6,705,958
                                                             -----------------
                                                             -----------------
Beverages - Non-Alcoholic (0.24%)
Bottling Group LLC
   4.63%, 11/15/2012                              110,000             106,862
Coca-Cola HBC Finance BV
   5.13%, 9/17/2013                               345,000             341,608
Cott Beverages USA Inc
   8.00%, 12/15/2011                              350,000             357,875
Panamerican Beverages Inc
   7.25%, 7/ 1/2009                             4,000,000           4,150,000
                                                             -----------------
                                                             -----------------
                                                                    4,956,345
                                                             -----------------
                                                             -----------------
Beverages - Wine & Spirits (0.27%)
Constellation Brands Inc
   7.25%, 9/ 1/2016                               400,000             406,500
Diageo Capital PLC
   5.46%, 4/20/2007 (c)                         1,800,000           1,801,242
Diageo Finance BV
   5.49%, 3/30/2009 (a)(c)                      2,600,000           2,601,960
   5.50%, 4/ 1/2013                               760,000             763,247
                                                             -----------------
                                                             -----------------
                                                                    5,572,949
                                                             -----------------
                                                             -----------------

Brewery (0.48%)
Cia Brasileira de Bebidas
   10.50%, 12/15/2011                           1,175,000           1,415,875
   8.75%, 9/15/2013                               685,000             798,025
Coors Brewing Co
   6.38%, 5/15/2012                               650,000             677,140
FBG Finance Ltd
   5.13%, 6/15/2015 (d)                         4,000,000           3,808,752
SABMiller PLC
   6.50%, 7/ 1/2016 (d)                         3,000,000           3,133,080
                                                             -----------------
                                                             -----------------
                                                                    9,832,872
                                                             -----------------
                                                             -----------------
Broadcasting Services & Programming (0.04%)
Clear Channel Communications Inc
   6.88%, 6/15/2018                               400,000             349,671
Fisher Communications Inc
   8.63%, 9/15/2014                               400,000             422,000
                                                             -----------------
                                                             -----------------
                                                                      771,671
                                                             -----------------
                                                             -----------------
Building - Residential & Commercial (0.09%)
Beazer Homes USA Inc
   8.38%, 4/15/2012                               400,000             409,000
DR Horton Inc
   8.50%, 4/15/2012                               500,000             524,040
K Hovnanian Enterprises Inc
   8.00%, 4/ 1/2012 (b)                           300,000             303,000
KB Home
   7.75%, 2/ 1/2010                               340,000             344,250
   5.88%, 1/15/2015                               200,000             183,684
                                                             -----------------
                                                             -----------------
                                                                    1,763,974
                                                             -----------------
                                                             -----------------
Building & Construction - Miscellaneous (0.02%
Dycom Industries Inc
   8.13%, 10/15/2015                              400,000             414,000
                                                             -----------------
                                                             -----------------

Building & Construction Products
- Miscellaneous (0.33%)
CRH America Inc
   5.30%, 10/15/2013                            1,660,000           1,617,760
   6.00%, 9/30/2016                             1,750,000           1,762,766
   6.40%, 10/15/2033                              345,000             344,105
Masco Corp
   5.64%, 3/ 9/2007 (c)(d)                      1,400,000           1,400,879
Owens Corning Inc
   6.50%, 12/ 1/2016 (d)                          600,000             610,132
   7.00%, 12/ 1/2036 (d)                          900,000             910,090
                                                             -----------------
                                                             -----------------
                                                                    6,645,732
                                                             -----------------
                                                             -----------------
Building Products - Cement & Aggregate (0.13%)
Lafarge SA
   6.15%, 7/15/2011                             1,405,000           1,442,352
   6.50%, 7/15/2016                             1,175,000           1,223,910
                                                             -----------------
                                                             -----------------
                                                                    2,666,262
                                                             -----------------
                                                             -----------------
Building Products - Wood (0.16%)
Masco Corp
   6.13%, 10/ 3/2016                            3,175,000           3,187,668
                                                             -----------------
                                                             -----------------

Cable TV (0.82%)
Cablevision Systems Corp
   9.87%, 4/ 1/2009 (c)                           600,000             628,500
Charter Communications Operating LLC/Charter
Communications Operating Capital
   8.38%, 4/30/2014 (d)                           650,000             667,875

Cable TV
Comcast Cable Communications Holdings I
   8.38%, 5/ 1/2007                               500,000             507,385
Comcast Corp
   5.67%, 7/14/2009 (c)                         3,650,000           3,656,829
   7.05%, 3/15/2033                             2,185,000           2,367,469
COX Communications Inc
   5.94%, 12/14/2007 (a)(c)                     2,750,000           2,762,708
   4.63%, 1/15/2010                               805,000             786,636
   6.75%, 3/15/2011                               305,000             318,994
   7.13%, 10/ 1/2012                            1,000,000           1,068,962
   4.63%, 6/ 1/2013                             1,000,000             933,469
   5.50%, 10/ 1/2015                              165,000             159,470
Echostar DBS Corp
   7.00%, 10/ 1/2013 (d)                          250,000             247,813
   6.63%, 10/ 1/2014                            1,675,000           1,616,375
Insight Communications Co Inc
   12.25%, 2/15/2011                              500,000             527,500
Kabel Deutschland GmbH
   10.63%, 7/ 1/2014 (b)(d)                       450,000             486,562
                                                             -----------------
                                                             -----------------
                                                                   16,736,547
                                                             -----------------
                                                             -----------------
Casino Hotels (0.33%)
Aztar Corp
   9.00%, 8/15/2011                               500,000             521,875
Caesars Entertainment Inc
   9.38%, 2/15/2007 (b)                         2,050,000           2,065,375
Harrah's Operating Co Inc
   5.50%, 7/ 1/2010                             1,060,000           1,018,091
Mandalay Resort Group
   10.25%, 8/ 1/2007                            1,020,000           1,049,325
MGM Mirage
   6.75%, 4/ 1/2013                               800,000             776,000
Riviera Holdings Corp
   11.00%, 6/15/2010                              400,000             422,000
Station Casinos Inc
   7.75%, 8/15/2016 (b)                           450,000             462,375
Turning Stone Resort Casino Enterprise
   9.13%, 12/15/2010 (d)                          400,000             408,000
                                                             -----------------
                                                             -----------------
                                                                    6,723,041
                                                             -----------------
                                                             -----------------
Cellular Telecommunications (0.77%)
America Movil SA de CV
   6.01%, 4/27/2007 (c)                         1,700,000           1,703,740
Dobson Cellular Systems Inc
   8.38%, 11/ 1/2011 (d)                          450,000             467,438
New Cingular Wireless Services Inc
   8.13%, 5/ 1/2012                             1,775,000           2,003,403
   8.75%, 3/ 1/2031                               525,000             687,932
Nextel Communications Inc
   5.95%, 3/15/2014                             2,925,000           2,872,210
Rogers Wireless Inc
   8.52%, 12/15/2010 (c)                        3,000,000           3,063,750
   7.25%, 12/15/2012                            1,000,000           1,050,000
Rural Cellular Corp
   8.25%, 3/15/2012                               500,000             514,375
Verizon Wireless Capital LLC
   5.38%, 12/15/2006                            1,395,000           1,394,701

Cellular Telecommunications
Vodafone Group PLC
   5.73%, 6/15/2011 (c)                         1,930,000           1,929,616
                                                             -----------------
                                                             -----------------
                                                                   15,687,165
                                                             -----------------
                                                             -----------------
Chemicals - Diversified (0.48%)
Chevron Phillips Chemical Co LLC
   5.38%, 6/15/2007                               240,000             239,696
Equistar Chemicals LP/Equistar Funding Corp
   10.63%, 5/ 1/2011                            2,015,000           2,156,050
ICI Wilmington Inc
   5.63%, 12/ 1/2013                              930,000             920,476
Ineos Group Holdings Plc
   8.50%, 2/15/2016 (b)(d)                        400,000             385,000
Lyondell Chemical Co
   9.50%, 12/15/2008                            2,228,000           2,286,485
   10.50%, 6/ 1/2013                            1,135,000           1,248,500
   8.25%, 9/15/2016 (b)                         1,500,000           1,545,000
Nova Chemicals Corp
   6.50%, 1/15/2012                               750,000             705,000
Phibro Animal Health Corp
   10.00%, 8/ 1/2013 (d)                          325,000             334,750
                                                             -----------------
                                                             -----------------
                                                                    9,820,957
                                                             -----------------
                                                             -----------------
Chemicals - Plastics (0.02%)
BCI US Finance Corp/Borden 2

   11.89%, 7/15/2010 (c)(d)                       450,000             459,000
                                                             -----------------
                                                             -----------------

Chemicals - Specialty (0.20%)
Chemtura Corp
   6.88%, 6/ 1/2016                               840,000             821,100
Ferro Corp
   9.13%, 1/ 1/2009                               550,000             563,750
Hercules Inc
   6.75%, 10/15/2029                              400,000             387,000
MacDermid Inc
   9.13%, 7/15/2011                               400,000             418,000
Nalco Co
   7.75%, 11/15/2011                              550,000             559,625
NewMarket Corp
   8.88%, 5/ 1/2010                               450,000             468,000
OM Group Inc
   9.25%, 12/15/2011                              400,000             417,000
Rhodia SA
   10.25%, 6/ 1/2010 (b)                          475,000             537,938
                                                             -----------------
                                                             -----------------
                                                                    4,172,413
                                                             -----------------
                                                             -----------------
Coal (0.10%)
Alpha Natural Resources LLC/Alpha
Natural Resources Capital Corp
   10.00%, 6/ 1/2012 (b)                          250,000             268,750
Massey Energy Co
   6.88%, 12/15/2013                              600,000             562,500
Peabody Energy Corp
   7.38%, 11/ 1/2016                            1,150,000           1,196,000
                                                             -----------------
                                                             -----------------
                                                                    2,027,250
                                                             -----------------
                                                             -----------------
Coatings & Paint (0.02%)
Valspar Corp
   6.00%, 5/ 1/2007                               465,000             465,958
                                                             -----------------
                                                             -----------------


Commercial Banks (0.86%)
American Express Centurion Bank
   5.41%, 7/19/2007 (c)                         2,000,000           2,001,826
Barclays Bank PLC
   5.93%, 12/31/2049 (c)(d)                     3,350,000           3,382,227
BOI Capital Funding No 2 LP
   5.57%, 8/29/2049 (c)(d)                      1,345,000           1,312,996
Commonwealth Bank of Australia
   6.02%, 3/15/2036 (d)                         1,700,000           1,704,282
Glitnir Banki HF
   5.53%, 10/15/2008 (c)(d)                     1,500,000           1,496,271
HSBC Holdings PLC
   5.25%, 12/12/2012 (b)                          300,000             299,482
KeyBank NA
   5.52%, 8/ 8/2007 (c)                           750,000             750,385
   5.62%, 11/ 3/2009 (c)                        2,000,000           2,003,836
Royal Bank of Scotland Group PLC
   5.00%, 10/ 1/2014                              220,000             214,717
Union Planters Bank NA
   5.13%, 6/15/2007                               310,000             309,609
United Overseas Bank Ltd
   4.50%, 7/ 2/2013 (d)                           325,000             308,999
US Bank NA
   6.38%, 8/ 1/2011                               275,000             288,846
VTB Capital SA for Vneshtorgbank
   6.14%, 9/21/2007 (c)(d)                      1,410,000           1,412,820
Wachovia Bank NA/Charlotte NC
   7.80%, 8/18/2010                               385,000             417,722
Woori Bank
   6.13%, 5/ 3/2016 (c)(d)                      1,700,000           1,747,670
                                                             -----------------
                                                             -----------------
                                                                   17,651,688
                                                             -----------------
                                                             -----------------
Commercial Services (0.06%)
Iron Mountain Inc
   8.25%, 7/ 1/2011                             1,175,000           1,180,875
                                                             -----------------
                                                             -----------------

Commercial Services - Finance (0.02%)
Cardtronics Inc
   9.25%, 8/15/2013 (b)                           425,000             438,812
                                                             -----------------
                                                             -----------------

Computer Services (0.02%)
Sungard Data Systems Inc
   9.13%, 8/15/2013                               425,000             440,938
                                                             -----------------
                                                             -----------------

Computers - Integrated Systems (0.00%)
NCR Corp
   7.13%, 6/15/2009                               100,000             103,104
                                                             -----------------
                                                             -----------------

Computers - Memory Devices (0.16%)
Seagate Technology HDD Holdings
   6.38%, 10/ 1/2011                              985,000             972,688
   6.80%, 10/ 1/2016 (b)                        2,265,000           2,236,687
                                                             -----------------
                                                             -----------------
                                                                    3,209,375
                                                             -----------------
                                                             -----------------
Consumer Products - Miscellaneous (0.15%)
Blyth Inc
   5.50%, 11/ 1/2013                              400,000             328,000
Fortune Brands Inc
   5.13%, 1/15/2011                             2,735,000           2,684,739
                                                             -----------------
                                                             -----------------
                                                                    3,012,739

                                                             -----------------
                                                             -----------------
Containers - Metal & Glass (0.14%)
Ball Corp
   6.88%, 12/15/2012                              500,000             505,000
Impress Holdings BV
   8.51%, 9/15/2013 (b)(d)                        250,000             251,250
Owens Brockway Glass Container Inc
   8.88%, 2/15/2009                             1,319,000           1,351,975
   8.75%, 11/15/2012                              750,000             791,250
                                                             -----------------
                                                             -----------------
                                                                    2,899,475
                                                             -----------------
                                                             -----------------
Containers - Paper & Plastic (0.05%)
Intertape Polymer US Inc
   8.50%, 8/ 1/2014                               350,000             315,000
Plastipak Holdings Inc
   8.50%, 12/15/2015 (b)(d)                       375,000             388,125
Smurfit-Stone Container Enterprises Inc
   8.38%, 7/ 1/2012 (b)                           300,000             292,500
                                                             -----------------
                                                             -----------------
                                                                      995,625
                                                             -----------------
                                                             -----------------
Credit Card Asset Backed Securities (2.05%)
American Express Credit Account Master Trust
   5.57%, 9/15/2011 (c)                           600,000             602,272
Bank One Issuance Trust
   3.59%, 5/17/2010                             1,000,000             985,416
   5.64%, 3/15/2012 (c)                         3,550,000           3,570,753
Capital One Multi-Asset Execution Trust
   5.54%, 12/15/2009 (c)                        1,690,000           1,689,944
Chase Credit Card Master Trust
   5.52%, 5/15/2009 (c)                         2,250,000           2,249,993
   5.67%, 10/15/2010 (c)                        1,550,000           1,556,890
   5.65%, 1/17/2011 (c)                         3,100,000           3,114,545
   5.67%, 2/15/2011 (c)                         7,500,000           7,547,040
Citibank Credit Card Issuance Trust
   5.72%, 6/25/2009 (c)                         3,250,000           3,253,133
   5.54%, 5/20/2011 (c)                         2,300,000           2,307,192
Citibank Credit Card Master Trust I
   5.68%, 3/10/2011 (c)                         1,875,000           1,884,193
First USA Credit Card Master Trust
   5.68%, 4/18/2011 (c)                         3,650,000           3,668,334
GE Capital Credit Card Master Note Trust
   5.62%, 6/15/2010 (c)                         2,000,000           2,002,838
MBNA Credit Card Master Note Trust
   5.70%, 10/15/2009 (c)                        1,600,000           1,602,650
   5.69%, 1/18/2011 (a)(c)                      2,500,000           2,510,555
Providian Master Note Trust
   5.10%, 11/15/2012 (d)                        3,350,000           3,339,716
                                                             -----------------
                                                             -----------------
                                                                   41,885,464
                                                             -----------------
                                                             -----------------
Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
   7.00%, 10/15/2007                            1,500,000           1,516,381
                                                             -----------------
                                                             -----------------

Data Processing & Management (0.08%)
Dun & Bradstreet Corp
   5.50%, 3/15/2011                             1,350,000           1,360,308
Fidelity National Information Services
   4.75%, 9/15/2008                               225,000             217,133
                                                             -----------------
                                                             -----------------
                                                                    1,577,441
                                                             -----------------
Dialysis Centers (0.02%)
DaVita Inc
        7.25%, 3/15/2015 (b)                     400,000            398,000
                                                             ---------------

Direct Marketing (0.03%)
Visant Corp
        7.63%, 10/ 1/2012                        620,000            626,200
                                                             ---------------

Diversified Financial Services (0.35%)
Citigroup Capital II
        7.75%, 12/ 1/2036                      5,700,000          5,895,618
General Electric Capital Corp
        4.63%, 9/15/2009                         285,000            281,864
        4.25%, 12/ 1/2010                        735,000            713,801
        6.75%, 3/15/2032                         145,000            167,428
                                                             ---------------
                                                                  7,058,711
                                                             ---------------
Diversified Manufacturing
Operations (0.15%)
Bombardier Inc
        6.75%, 5/ 1/2012 (b)(d)                  450,000            435,375
Carlisle Cos Inc
        6.13%, 8/15/2016                       2,200,000          2,246,011
Jacuzzi Brands Inc
        9.63%, 7/ 1/2010                         350,000            374,937
                                                             ---------------
                                                                  3,056,323
                                                             ---------------
Diversified Minerals (0.08%)
Teck Cominco Ltd
        6.13%, 10/ 1/2035                      1,600,000          1,560,763
                                                             ---------------

Diversified Operations (0.04%)
Noble Group Ltd
        6.63%, 3/17/2015 (d)                     850,000            766,701
                                                             ---------------

Diversified Operations &
Commercial Services (0.02%)
Chemed Corp
        8.75%, 2/24/2011                         350,000            361,813
                                                             ---------------

E-Commerce - Products (0.02%)
FTD Inc
        7.75%, 2/15/2014                         375,000            373,125
                                                             ---------------

Electric - Distribution (0.10%)
Detroit Edison Co
        5.70%, 10/ 1/2037                      2,170,000          2,102,511
                                                             ---------------

Electric - Generation (0.27%)
Abu Dhabi National Energy Co
        6.50%, 10/27/2036 (d)                  2,335,000          2,439,655
CE Casecnan Water & Energy
        11.95%, 11/15/2010                     1,707,375          1,841,831
Korea East-West Power Co Ltd
        4.88%, 4/21/2011 (d)                     280,000            273,708
Tenaska Oklahoma
        6.53%, 12/30/2014 (d)                    444,949            438,742
Tenaska Virginia Partners LP
        6.12%, 3/30/2024 (d)                     494,967            502,882
                                                             ---------------
                                                                  5,496,818
                                                             ---------------

Electric - Integrated (2.79%)
Alabama Power Co
        5.59%, 8/25/2009 (c)                   1,000,000          1,003,323
AmerenUE
        5.40%, 2/ 1/2016                       1,605,000          1,565,222
        5.10%, 10/ 1/2019                      1,335,000          1,240,724
Appalachian Power Co
        5.70%, 6/29/2007 (c)                   2,500,000          2,503,372
Arizona Public Service Co
        6.50%, 3/ 1/2012                       2,640,000          2,734,628
        5.80%, 6/30/2014                         555,000            556,037
        6.25%, 8/ 1/2016                       1,900,000          1,940,350
Baltimore Gas & Electric
        5.90%, 10/ 1/2016 (b)(d)               1,000,000          1,015,833
Carolina Power & Light Co
        6.65%, 4/ 1/2008                         200,000            203,349
Commonwealth Edison Co
        5.95%, 8/15/2016 (b)                   1,380,000          1,396,379
        5.90%, 3/15/2036                       1,665,000          1,637,484
Consumers Energy Co
        4.25%, 4/15/2008                         140,000            137,709
Dayton Power & Light Co/The
        5.12%, 10/ 1/2013 (c)                    600,000            591,984
Dominion Resources Inc/VA
        5.66%, 9/28/2007 (c)                   1,440,000          1,440,448
        5.69%, 5/15/2008                       2,150,000          2,159,092
        8.13%, 6/15/2010                       1,075,000          1,171,158
        5.95%, 6/15/2035                         855,000            844,512
DTE Energy Co
        6.35%, 6/ 1/2016                         725,000            754,054
Duquesne Light Holdings Inc
        5.50%, 8/15/2015                       1,500,000          1,423,903
Entergy Gulf States Inc
        3.60%, 6/ 1/2008                         345,000            335,142
        6.14%, 12/ 8/2008 (c)(d)               1,465,000          1,467,778
Entergy Louisiana LLC
        5.83%, 11/ 1/2010                        350,000            350,853
Exelon Corp
        4.45%, 6/15/2010 (b)                     575,000            558,744
        6.75%, 5/ 1/2011                         355,000            372,343
FirstEnergy Corp
        5.50%, 11/15/2006                        378,000            377,995
Georgia Power Co
        5.61%, 2/17/2009 (c)                   2,650,000          2,658,512
Indianapolis Power & Light
        7.38%, 8/ 1/2007                         620,000            628,077
Midamerican Energy Holdings Co
        4.63%, 10/ 1/2007                        380,000            377,574
        3.50%, 5/15/2008                         975,000            949,506
Mirant Americas Generation LLC
        8.30%, 5/ 1/2011                         600,000            607,500
Nevada Power Co
        6.65%, 4/ 1/2036                       1,600,000          1,685,523
Nisource Finance Corp
        3.20%, 11/ 1/2006                        565,000            565,000
Northeast Utilities
        3.30%, 6/ 1/2008                         460,000            444,911
PPL Energy Supply LLC
        6.40%, 11/ 1/2011                         50,000             51,902
        5.40%, 8/15/2014                         735,000            723,126
Electric - Integrated
PPL Energy Supply LLC (continued)
        6.20%, 5/15/2016                       1,785,000          1,848,839
PSEG Power LLC
        3.75%, 4/ 1/2009                       2,750,000          2,652,075
Puget Sound Energy Inc
        3.36%, 6/ 1/2008                         350,000            339,037
Sierra Pacific Power Co
        6.25%, 4/15/2012                       3,100,000          3,176,176
Southern California Edison Co
        5.57%, 2/ 2/2009 (a)(c)                1,325,000          1,326,435
Southwestern Public Service Co
        6.00%, 10/ 1/2036                      1,000,000          1,002,706
Tampa Electric Co
        6.55%, 5/15/2036                         800,000            862,849
TXU Electric Delivery Co
        6.38%, 5/ 1/2012                       3,175,000          3,294,850
        7.25%, 1/15/2033                         115,000            131,512
TXU Energy Co LLC
        6.13%, 3/15/2008 (b)                   3,055,000          3,082,083
Virginia Electric & Power Co
        4.50%, 12/15/2010                        325,000            315,853
        5.40%, 1/15/2016                       1,535,000          1,518,666
Xcel Energy Inc
        6.50%, 7/ 1/2036                         915,000            977,950
                                                             ---------------
                                                                 57,003,078
                                                             ---------------
Electronic Components - Miscellaneous (0.10%)
Celestica Inc
        7.88%, 7/ 1/2011 (b)                     350,000            353,500
Communications & Power Industries Inc
        8.00%, 2/ 1/2012                         500,000            502,500
Flextronics International Ltd
        6.50%, 5/15/2013                         500,000            496,875
Solectron Corp
        7.97%, 11/15/2006                        700,000            703,500
                                                             ---------------
                                                                  2,056,375
                                                             ---------------
Electronic Components
 - Semiconductors (0.09%)
Chartered Semiconductor Manufacturing Ltd
        6.25%, 4/ 4/2013                       1,520,000          1,516,097
Freescale Semiconductor Inc
        7.13%, 7/15/2014                         400,000            429,000
                                                             ---------------
                                                                  1,945,097
                                                             ---------------
Electronic Connectors (0.07%)
Thomas & Betts Corp
        6.63%, 5/ 7/2008                       1,330,000          1,349,959
                                                             ---------------

Engines - Internal Combustion (0.18%)
Cummins Inc
        9.50%, 12/ 1/2010                      3,425,000          3,595,644
                                                             ---------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
        4.50%, 8/12/2009                         740,000            725,842
                                                             ---------------

Federal & Federally
Sponsored Credit (0.01%)
Federal Farm Credit Bank
        7.25%, 6/12/2007                         180,000            182,129
                                                             ---------------

Finance - Auto Loans (0.53%)
Ford Motor Credit Co
        6.50%, 1/25/2007                         605,000            604,403
        5.80%, 1/12/2009                       2,175,000          2,077,473
        7.38%, 10/28/2009                        200,000            194,674
        10.49%, 6/15/2011 (d)                    141,000            148,395
        9.88%, 8/10/2011                       1,850,000          1,911,636
        9.82%, 4/15/2012 (c)                     375,000            391,117
GMAC LLC
        6.24%, 3/20/2007 (c)                   1,730,000          1,728,671
        6.88%, 9/15/2011                       1,050,000          1,057,207
        6.75%, 12/ 1/2014                      1,500,000          1,487,154
Nissan Motor Acceptance Corp
        4.63%, 3/ 8/2010 (d)                   1,150,000          1,120,603
                                                             ---------------
                                                                 10,721,333
                                                             ---------------
Finance - Commercial (0.52%)
Caterpillar Financial Services Corp
        5.39%, 7/27/2007 (c)                   3,000,000          3,001,542
        5.05%, 12/ 1/2010                      1,375,000          1,371,398
CIT Group Inc
        5.60%, 2/15/2007 (c)                     875,000            875,631
        5.80%, 7/28/2011                       1,850,000          1,886,101
Textron Financial Corp
        5.57%, 11/ 7/2008 (a)(c)               3,500,000          3,504,525
                                                             ---------------
                                                                 10,639,197
                                                             ---------------
Finance - Consumer Loans (1.27%)
American General Finance Corp
        3.88%, 10/ 1/2009                        400,000            386,647
        5.71%, 8/17/2011 (a)(c)                3,135,000          3,141,051
HSBC Finance Capital Trust IX
        5.91%, 11/30/2035                        650,000            653,726
HSBC Finance Corp
        5.75%, 1/30/2007                         700,000            700,620
        4.63%, 1/15/2008 (b)                     100,000             99,327
        4.13%, 12/15/2008 (f)                    900,000            882,295
        4.13%, 11/16/2009 (f)                  1,750,000          1,697,439
        5.70%, 11/16/2009 (c)                  3,275,000          3,292,187
        6.38%, 10/15/2011                        110,000            115,424
        7.00%, 5/15/2012                       2,095,000          2,267,829
        4.75%, 7/15/2013                         615,000            596,621
John Deere Capital Corp
        5.46%, 6/ 1/2007 (a)(c)                5,000,000          5,004,290
SLM Corp
        5.54%, 7/26/2010 (a)(c)                7,000,000          7,000,238
                                                             ---------------
                                                                 25,837,694
                                                             ---------------
Finance - Credit Card (0.67%)
Capital One Bank
        5.00%, 6/15/2009                       2,165,000          2,153,740
        6.50%, 6/13/2013                       2,800,000          2,949,419
        5.13%, 2/15/2014                         425,000            418,076
Capital One Capital III
        7.69%, 8/15/2036                         895,000            986,951
Capital One Financial Corp
        5.67%, 9/10/2009 (a)                   3,500,000          3,509,776
        5.70%, 9/15/2011                       1,570,000          1,591,735
        4.80%, 2/21/2012                         935,000            904,869
        5.50%, 6/ 1/2015                         200,000            198,631

Finance - Credit Card
Capital One Financial Corp (continued)
        6.15%, 9/ 1/2016                       1,005,000          1,034,245
                                                             ---------------
                                                                 13,747,442
                                                             ---------------
Finance - Investment Banker
 & Broker (2.65%)
Bear Stearns Cos Inc/The
        5.30%, 10/30/2015                        790,000            781,671
Citigroup Inc
        5.00%, 9/15/2014                       2,895,000          2,827,714
        5.30%, 1/ 7/2016                       1,400,000          1,395,009
        6.63%, 6/15/2032                         705,000            779,019
        5.88%, 2/22/2033                         525,000            528,812
Credit Suisse USA Inc
        5.61%, 1/15/2010 (c)                   1,500,000          1,505,835
E*Trade Financial Corp
        8.00%, 6/15/2011                         500,000            518,750
Goldman Sachs Group Inc
        3.88%, 1/15/2009                         640,000            623,272
        6.65%, 5/15/2009                          75,000             77,730
        5.70%, 7/23/2009 (b)(c)                2,000,000          2,013,028
        5.59%, 3/ 2/2010 (b)(c)                1,500,000          1,502,710
        5.25%, 10/15/2013                      2,690,000          2,671,794
        6.45%, 5/ 1/2036                       4,180,000          4,393,836
Jefferies Group Inc
        6.25%, 1/15/2036                       4,550,000          4,418,842
JPMorgan Chase & Co
        5.57%, 3/ 9/2009 (c)                   2,000,000          2,006,800
        6.75%, 2/ 1/2011                         175,000            185,108
        4.75%, 3/ 1/2015 (b)                   2,375,000          2,263,190
        5.25%, 5/ 1/2015                       4,040,000          3,980,236
Lehman Brothers Holdings Inc
        5.70%, 11/10/2009 (c)                  3,000,000          3,012,375
Merrill Lynch & Co Inc
        5.73%, 2/ 6/2009 (c)                   2,275,000          2,285,645
        5.70%, 2/ 5/2010 (c)                   1,500,000          1,505,431
        5.77%, 7/25/2011                       2,765,000          2,829,726
        6.22%, 9/15/2026                       2,500,000          2,581,505
Morgan Stanley
        5.51%, 1/12/2007 (c)                   1,100,000          1,100,340
        5.65%, 1/15/2010 (c)                   3,925,000          3,944,605
        6.75%, 4/15/2011                         640,000            677,163
        5.30%, 3/ 1/2013                         455,000            455,615
        4.75%, 4/ 1/2014                       3,255,000          3,114,420
                                                             ---------------
                                                                 53,980,181
                                                             ---------------
Finance - Leasing Company (0.20%)
International Lease Finance Corp
        5.77%, 1/15/2010 (c)                   2,000,000          2,014,184
        5.63%, 9/20/2013                       2,048,000          2,063,409
                                                             ---------------
                                                                  4,077,593
                                                             ---------------
Finance - Mortgage Loan/Banker (3.37%)
Countrywide Financial Corp
        5.66%, 12/19/2008 (c)                  4,165,000          4,175,396
        6.25%, 5/15/2016 (b)                   1,700,000          1,731,608
Countrywide Home Loans Inc
        5.50%, 2/ 1/2007 (b)                     255,000            255,014
        5.67%, 11/16/2007 (c)                    750,000            751,760
        4.25%, 12/19/2007                        240,000            237,044

Finance - Mortgage Loan/Banker
Fannie Mae
        3.70%, 11/ 1/2007                      1,870,000          1,842,489
        2.88%, 5/19/2008                         825,000            799,423
        5.25%, 1/15/2009 (b)                     350,000            352,584
        7.25%, 1/15/2010 (b)                     250,000            267,437
        6.00%, 5/15/2011 (b)                      75,000             78,381
        5.62%, 2/25/2018 (c)                   1,213,131          1,216,137
        5.57%, 11/25/2022 (c)                  1,485,804          1,490,705
        5.52%, 1/25/2023 (c)                   1,890,303          1,893,963
        6.25%, 5/15/2029                       1,000,000          1,146,450
        7.25%, 5/15/2030                       9,400,000         12,113,489
        5.62%, 2/25/2032 (c)                   2,975,539          2,984,837
        5.57%, 3/25/2035 (c)                   1,277,308          1,278,530
Fannie Mae Whole Loan
        5.52%, 5/25/2035 (c)                   2,616,664          2,625,463
Freddie Mac
        4.75%, 5/ 6/2013                       1,150,000          1,111,798
        4.63%, 5/28/2013                         925,000            893,564
        5.62%, 6/15/2018 (c)                   1,483,260          1,487,130
        5.77%, 6/15/2023 (c)                   1,721,609          1,737,546
        5.72%, 7/15/2023 (a)(c)                3,700,484          3,709,114
        5.67%, 2/15/2030 (c)                   1,202,739          1,206,672
        5.67%, 5/15/2030 (c)                     986,136            988,464
        6.75%, 3/15/2031                       1,303,000          1,596,727
        6.25%, 7/15/2032 (b)                   7,550,000          8,757,743
Residential Capital Corp
        6.74%, 6/29/2007 (c)                   2,025,000          2,036,314
        7.20%, 4/17/2009 (c)(d)                  400,000            400,895
        6.00%, 2/22/2011                       6,585,000          6,604,070
        6.50%, 4/17/2013                       2,910,000          2,961,341
                                                             ---------------
                                                                 68,732,088
                                                             ---------------
Finance - Other Services (0.13%)
Alamosa Delaware Inc
        11.00%, 7/31/2010                      1,500,000          1,636,875
American Real Estate Partners
LP/American Real Estate
        7.13%, 2/15/2013                         480,000            478,800
Athena Neurosciences Finance LLC
        7.25%, 2/21/2008                         550,000            550,000
                                                             ---------------
                                                                  2,665,675
                                                             ---------------
Financial Guarantee Insurance (0.05%)
MGIC Investment Corp
        5.63%, 9/15/2011                         980,000            984,381
                                                             ---------------

Food - Miscellaneous/Diversified (0.22%)
Corn Products International Inc
        8.45%, 8/15/2009                         470,000            504,715
Kraft Foods Inc
        4.63%, 11/ 1/2006                      1,525,000          1,525,000
        6.50%, 11/ 1/2031                      2,320,000          2,519,984
                                                             ---------------
                                                                  4,549,699
                                                             ---------------
Food - Retail (0.54%)
Delhaize America Inc
        8.13%, 4/15/2011                       3,555,000          3,827,551
Safeway Inc
        7.00%, 9/15/2007                         315,000            319,411
        5.72%, 3/27/2009 (a)(c)                4,450,000          4,453,960

Food - Retail
Safeway Inc (continued)
        5.80%, 8/15/2012                       2,350,000          2,364,596
                                                             ---------------
                                                                 10,965,518
                                                             ---------------
Food - Wholesale & Distribution (0.00%)
Sysco International Co
        6.10%, 6/ 1/2012 (b)                     100,000            104,137
                                                             ---------------

Gas - Distribution (0.19%)
Sempra Energy
        4.75%, 5/15/2009                         675,000            666,419
Southern Union Co
        6.15%, 8/16/2008                       1,315,000          1,324,843
        7.20%, 11/ 1/2066                      1,875,000          1,893,073
                                                             ---------------
                                                                  3,884,335
                                                             ---------------
Home Equity - Other (10.20%)
AAA Trust
        5.59%, 2/27/2035 (c)(d)                  909,078            910,125
ACE Securities Corp
        5.55%, 3/25/2035 (c)                     843,828            844,259
        5.53%, 5/25/2035 (c)                   1,115,000          1,116,386
        5.43%, 7/25/2035 (c)                   1,327,605          1,327,776
        5.53%, 8/25/2035 (c)                   6,050,000          6,052,033
        5.53%, 9/25/2035 (a)(c)                4,875,000          4,877,018
        5.52%, 10/25/2035 (c)                  5,100,000          5,101,780
Asset Backed Funding Certificates
        5.58%, 2/25/2035 (c)                     807,407            807,763
        5.50%, 6/25/2035 (c)                   5,422,411          5,423,528
        5.56%, 7/25/2035 (c)                   3,575,000          3,579,369
Asset Backed Securities Corp Home Equity
        5.61%, 3/25/2035 (a)(c)                6,268,224          6,274,398
Bear Stearns Asset Backed Securities Inc
        5.92%, 3/25/2034 (c)                   1,515,000          1,514,989
        5.56%, 2/25/2035 (c)                   1,908,708          1,909,563
        5.59%, 9/25/2035 (c)                   8,075,000          8,079,740
        5.49%, 8/25/2036 (a)(c)                7,145,000          7,146,800
CDC Mortgage Capital Trust
        5.89%, 6/25/2034 (c)                     637,498            638,324
Citigroup Mortgage Loan Trust Inc
        5.59%, 10/25/2035 (a)(c)              13,000,000         13,019,461
Countrywide Asset-Backed Certificates
        6.09%, 6/25/2021 (c)                   4,000,000          4,050,368
First NLC Trust
        5.65%, 5/25/2035 (c)                   1,143,391          1,143,385
        5.55%, 12/25/2035 (a)(c)              15,600,000         15,605,413
GMAC Mortgage Corp Loan Trust
        5.75%, 10/25/2036                      2,250,000          2,255,139
        5.81%, 10/25/2036                      1,825,000          1,832,346
Indymac Home Equity Loan Asset-Backed Trust
        5.59%, 3/25/2035 (a)(c)                5,595,212          5,600,091
Indymac Residential Asset Backed Trust
        5.56%, 8/25/2035 (c)                   3,500,000          3,504,861
IXIS Real Estate Capital Trust
        5.58%, 9/25/2035 (a)(c)                8,220,365          8,241,417
        5.56%, 12/25/2035 (c)                  2,375,000          2,377,090
JP Morgan Mortgage Acquisition Corp
        5.58%, 7/25/2035 (c)                  16,200,000         16,263,391
Master Asset Backed Securities Trust
        5.55%, 12/25/2034 (c)                  1,106,012          1,106,559
Home Equity - Other
Merrill Lynch Mortgage Investors Inc
        5.52%, 2/25/2036 (c)                   2,276,799          2,277,885
Morgan Stanley ABS Capital I
        5.54%, 12/25/2034 (c)                  1,709,853          1,710,894
        6.19%, 12/25/2034 (c)                  1,500,000          1,512,390
        5.42%, 7/25/2035 (c)                     874,134            874,292
        5.57%, 9/25/2035 (c)                   5,500,000          5,509,619
Morgan Stanley Home Equity Loans
        5.43%, 8/25/2035 (c)                   2,214,984          2,215,463
New Century Home Equity Loan Trust
        6.04%, 1/25/2034 (c)                   1,373,478          1,382,231
        5.61%, 3/25/2035 (c)                   1,244,106          1,245,537
        5.59%, 7/25/2035 (a)(c)               13,800,000         13,823,667
Nomura Home Equity Loan Inc
        5.44%, 5/25/2035 (c)                     915,265            915,407
        5.54%, 5/25/2035 (c)                   2,000,000          2,002,034
Option One Mortgage Loan Trust
        5.85%, 5/25/2034 (c)                   1,250,000          1,253,619
        6.37%, 5/25/2034 (c)                   1,250,000          1,249,994
        5.62%, 11/25/2034 (c)                     91,067             91,105
        5.56%, 2/25/2035 (c)                   1,279,301          1,280,857
        6.32%, 2/25/2035 (c)                     600,000            605,033
        5.54%, 5/25/2035 (c)                   3,000,000          3,003,495
Residential Asset Securities Corp
        7.12%, 4/25/2032 (c)                      53,391             53,469
        5.76%, 10/25/2033 (c)                    303,602            304,129
        5.91%, 12/25/2033 (c)                  1,765,071          1,769,049
        6.47%, 3/25/2035 (c)                   1,050,000          1,055,642
        5.52%, 5/25/2035 (c)                   2,177,434          2,178,741
        5.52%, 6/25/2035 (c)                   3,650,698          3,656,828
        5.48%, 7/25/2035 (c)                   5,928,000          5,930,733
        5.59%, 7/25/2035 (a)(c)               11,000,000         11,038,412
Saxon Asset Securities Trust
        6.45%, 3/25/2035 (c)                   1,800,000          1,805,033
Soundview Home Equity Loan Trust
        5.42%, 7/25/2036 (a)(c)                6,450,000          6,449,968
Structured Asset Securities Corp
        5.54%, 3/25/2035 (c)                   1,292,373          1,292,702
Wells Fargo Home Equity Trust
        5.82%, 4/25/2034 (c)                   1,140,000          1,140,011
                                                             ---------------
                                                                208,231,611
                                                             ---------------
Home Equity - Sequential (0.05%)
Residential Asset Securities Corp
        4.70%, 10/25/2031                      1,057,468          1,047,961
                                                             ---------------

Hotels & Motels (0.05%)
Starwood Hotels & Resorts Worldwide Inc
        7.38%, 5/ 1/2007                       1,000,000          1,006,250
                                                             ---------------

Independent Power Producer (0.03%)
NRG Energy Inc
        7.25%, 2/ 1/2014                         600,000            606,750
                                                             ---------------

Industrial Automation & Robots (0.10%)
Intermec Inc
        7.00%, 3/15/2008                       1,950,000          1,959,750
                                                             ---------------


Industrial Gases (0.01%)
Praxair Inc
        6.50%, 3/ 1/2008                         235,000            238,487
                                                             ---------------

Insurance Brokers (0.25%)
AON Corp
        8.21%, 1/ 1/2027 (b)                   2,640,000          3,069,103
Marsh & McLennan Cos Inc
        5.51%, 7/13/2007 (c)                   1,275,000          1,274,761
        5.88%, 8/ 1/2033                         855,000            765,740
                                                             ---------------
                                                                  5,109,604
                                                             ---------------
Investment Companies (0.08%)
Canadian Oil Sands Ltd
        4.80%, 8/10/2009 (d)                   1,700,000          1,667,885
                                                             ---------------

Investment Management
& Advisory Services (0.30%)
Ameriprise Financial Inc
        5.35%, 11/15/2010                      1,860,000          1,869,021
        7.52%, 6/ 1/2066 (b)(c)                2,800,000          3,044,787
Janus Capital Group Inc
        5.88%, 9/15/2011                       1,125,000          1,133,246
                                                             ---------------
                                                                  6,047,054
                                                             ---------------
Life & Health Insurance (0.84%)
AmerUs Group Co
        5.95%, 8/15/2015                         740,000            758,982
Hartford Life Global Funding Trusts
        5.56%, 9/15/2009 (c)                   3,475,000          3,485,884
Lincoln National Corp
        5.48%, 4/ 6/2009 (a)(c)                4,200,000          4,203,394
Pacific Life Global Funding
        5.62%, 6/22/2011 (c)(d)                2,500,000          2,502,758
Stancorp Financial Group Inc
        6.88%, 10/ 1/2012                      1,065,000          1,127,777
Sun Life Financial Global Funding LP
        5.62%, 7/ 6/2010 (c)(d)                1,750,000          1,753,586
Torchmark Corp
        6.25%, 12/15/2006                        500,000            500,098
UnumProvident Corp
        6.00%, 5/15/2008                       2,200,000          2,215,204
        7.38%, 6/15/2032                         655,000            702,827
                                                             ---------------
                                                                 17,250,510
                                                             ---------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
        5.13%, 6/ 1/2007                         175,000            174,683
                                                             ---------------

Machinery - Construction & Mining (0.03%)
Terex Corp
        9.25%, 7/15/2011                         600,000            630,000
                                                             ---------------

Machinery - Farm (0.04%)
Case New Holland Inc
        9.25%, 8/ 1/2011                         750,000            795,938
                                                             ---------------

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC
/Stewart & Stevenson Corp
        10.00%, 7/15/2014 (d)                    350,000            354,375
                                                             ---------------


Machinery - Material Handling (0.03%)
Columbus McKinnon Corp/NY
        8.88%, 11/ 1/2013                        500,000            521,250
                                                             ---------------

Machinery Tools
& Related Products (0.08%)
Kennametal Inc
        7.20%, 6/15/2012                       1,525,000          1,617,915
                                                             ---------------

Medical - Drugs (0.32%)
Allergan Inc
        5.75%, 4/ 1/2016 (d)                   2,090,000          2,120,202
Biovail Corp
        7.88%, 4/ 1/2010                         500,000            501,250
Teva Pharmaceutical Finance LLC
        5.55%, 2/ 1/2016                         575,000            566,058
        6.15%, 2/ 1/2036                         915,000            895,461
Wyeth
        6.95%, 3/15/2011                       2,400,000          2,557,174
                                                             ---------------
                                                                  6,640,145
                                                             ---------------
Medical - HMO (0.25%)
Coventry Health Care Inc
        5.88%, 1/15/2012                       2,892,000          2,871,687
WellPoint Inc
        5.85%, 1/15/2036                       2,275,000          2,237,244
                                                             ---------------
                                                                  5,108,931
                                                             ---------------
Medical - Hospitals (0.20%)
HCA Inc
        5.25%, 11/ 6/2008                      3,830,000          3,830,000
Triad Hospitals Inc
        7.00%, 11/15/2013                        300,000            291,750
                                                             ---------------
                                                                  4,121,750
                                                             ---------------
Medical - Wholesale Drug
 Distribution (0.19%)
AmerisourceBergen Corp
        5.63%, 9/15/2012                       1,950,000          1,915,633
Cardinal Health Inc
        5.64%, 10/ 2/2009 (c)(d)               2,000,000          1,999,926
                                                             ---------------
                                                                  3,915,559
                                                             ---------------
Medical Instruments (0.08%)
Boston Scientific Corp
        6.00%, 6/15/2011                       1,515,000          1,530,042
Interactive Health LLC
        7.25%, 4/ 1/2011                         194,000            149,380
                                                             ---------------
                                                                  1,679,422
                                                             ---------------
Medical Laboratory
& Testing Service (0.07%)
Quest Diagnostics Inc
        5.45%, 11/ 1/2015                      1,525,000          1,481,762
                                                             ---------------

Medical Products (0.08%)
Baxter International Inc
        5.90%, 9/ 1/2016                       1,500,000          1,547,149
                                                             ---------------

Metal - Copper (0.05%)
Southern Copper Corp
        7.50%, 7/27/2035                       1,040,000          1,111,936
                                                             ---------------


Metal - Diversified (0.31%)
Earle M Jorgensen Co
        9.75%, 6/ 1/2012                         650,000            694,688
Falconbridge Ltd
        7.35%, 6/ 5/2012                         500,000            539,275
        7.25%, 7/15/2012                       3,890,000          4,181,824
        5.38%, 6/ 1/2015 (b)                     640,000            615,189
Freeport-McMoRan Copper & Gold Inc
        6.88%, 2/ 1/2014                         350,000            348,250
                                                             ---------------
                                                                  6,379,226
                                                             ---------------
Metal Processors & Fabrication (0.01%)
Trimas Corp
        9.88%, 6/15/2012                         200,000            188,500
                                                             ---------------

Miscellaneous Manufacturers (0.02%)
Samsonite Corp
        8.88%, 6/ 1/2011                         450,000            471,375
                                                             ---------------

Money Center Banks (0.11%)
Rabobank Capital Funding Trust
        5.25%, 12/29/2049 (c)(d)               2,350,000          2,281,838
                                                             ---------------

Mortgage Backed Securities (23.76%)
ACT Depositor Corp
        5.62%, 9/22/2041 (c)(d)                6,249,167          6,233,232
Adjustable Rate Mortgage Trust
        5.89%, 2/25/2035 (c)                   1,311,550          1,315,530
        5.60%, 6/25/2035 (a)(c)                7,618,924          7,631,655
        5.09%, 11/25/2035 (c)                  1,600,000          1,597,118
        5.60%, 8/25/2036 (a)(c)(e)             8,978,876          9,021,975
Banc of America Commercial Mortgage Inc
        5.68%, 8/10/2016 (c)                   3,750,000          3,842,081
        0.06%, 7/10/2043 (c)(d)              160,433,398          1,933,704
        4.67%, 7/10/2043                       3,000,000          2,876,034
        4.86%, 7/10/2043                       3,000,000          2,913,723
        4.97%, 7/10/2043                       1,890,000          1,823,899
Banc of America Funding Corp
        5.41%, 7/20/2036 (c)                   1,826,814          1,823,922
        5.61%, 7/20/2036 (a)                   4,820,066          4,820,066
Bear Stearns Adjustable
Rate Mortgage Trust
        3.52%, 6/25/2034 (c)                     855,000            827,708
        5.10%, 8/25/2035 (c)                   2,783,631          2,787,489
Bear Stearns Alt-A Trust
        5.60%, 7/25/2035 (c)                     783,255            783,829
Bear Stearns Asset
 Backed Securities Inc
        5.55%, 4/25/2036 (a)(c)                5,268,655          5,269,661
Bear Stearns Commercial Mortgage
Securities Inc
        5.64%, 6/15/2017 (c)(d)                2,750,000          2,750,726
        0.53%, 5/11/2039 (c)(d)                6,785,708            133,346
        3.24%, 2/11/2041                       1,818,325          1,765,241
Bear Stearns Mortgage Funding Trust
        5.54%, 7/25/2036 (a)(c)(e)            10,159,855         10,159,855
Bella Vista Mortgage Trust
        5.62%, 1/22/2045 (c)                   1,548,359          1,553,586
        5.57%, 5/20/2045 (c)                   1,942,342          1,948,214
Chase Commercial Mortgage
 Securities Corp
        7.03%, 1/15/2032                           6,957              6,949
        7.32%, 10/15/2032                      4,000,000          4,262,964

Mortgage Backed Securities
Chase Manhattan Bank
-First Union National Bank
        7.13%, 8/15/2031                          60,673             60,946
Citigroup/Deutsche Bank
Commercial Mortgage
        0.65%, 10/15/2048 (d)                118,700,000          2,999,957
Commercial Mortgage Pass
Through Certificates
        5.05%, 5/10/2043 (c)                   2,000,000          1,969,662
Countrywide Alternative Loan Trust
        5.57%, 5/25/2034 (c)                   2,250,000          2,249,991
        5.54%, 5/25/2035 (c)                      54,503             54,593
        5.97%, 7/20/2035 (c)(e)                2,013,740          2,018,963
        5.74%, 12/25/2035 (a)(c)               8,806,315          8,849,528
        5.49%, 6/25/2036 (c)                   7,300,000          7,303,256
        5.60%, 6/25/2036 (a)(c)(e)             8,440,326          8,442,546
Countrywide Asset-Backed Certificates
        5.61%, 11/25/2035 (c)                  2,192,281          2,193,240
        5.59%, 1/25/2036 (c)                   6,000,000          6,009,774
Countrywide Home Loan Mortgage
Pass Through Certifica
        4.50%, 1/25/2033                          31,573             31,275
        4.59%, 12/19/2033 (c)                  1,000,000            966,072
        5.52%, 4/25/2046 (a)(c)                8,529,009          8,519,482
        5.62%, 4/25/2046 (a)(c)(e)            14,843,362         14,847,815
Credit Suisse Mortgage Capital Certificates
        5.83%, 6/15/2038 (c)                   5,000,000          5,217,500
        0.59%, 9/15/2039 (d)                  78,690,000          2,540,113
        5.51%, 9/15/2039                       4,570,000          4,622,674
CS First Boston Mortgage Securities Corp
        5.60%, 11/15/2020 (c)(d)               3,000,000          3,002,124
        1.38%, 3/15/2036 (c)(d)               12,148,120            341,338
        0.46%, 5/15/2036 (c)(d)               13,174,723            176,199
        0.61%, 7/15/2036 (c)(d)               13,175,735            291,882
        5.11%, 7/15/2036                       2,450,000          2,421,181
        0.11%, 11/15/2037 (c)(d)              23,048,014            482,741
        7.66%, 9/15/2041 (c)                     470,000            502,633
Deutsche ALT-A Securities Inc Alternate
        5.50%, 4/25/2036 (c)                   8,275,000          8,287,570
First Union National Bank
Commercial Mortgage
        8.09%, 5/17/2032                         700,000            763,598
        6.14%, 2/12/2034                         150,000            156,524
GE Capital Commercial Mortgage Corp
        0.61%, 3/10/2040 (c)(d)               21,310,500            434,542
        4.98%, 5/10/2043 (c)                   5,780,000          5,662,279
GMAC Commercial Mortgage Securities Inc
        0.85%, 3/10/2038 (c)(d)               10,165,584            289,577
Greenpoint Mortgage Funding Trust
        5.59%, 6/25/2045 (c)                   1,323,501          1,323,961
        5.62%, 6/25/2045 (c)                   1,190,356          1,194,454
Greenwich Capital Commercial Funding Corp
        0.34%, 6/10/2036 (c)(d)              109,348,844          1,228,316
        5.91%, 7/10/2038 (c)                   3,320,000          3,481,677
GS Mortgage Securities Corp
        0.86%, 11/10/2039                     38,010,000          1,743,115
GSR Mortgage Loan Trust
        5.50%, 12/25/2035 (a)(c)               4,736,083          4,734,577
        5.58%, 8/25/2046 (a)(c)                5,848,664          5,859,846
Harborview Mortgage Loan Trust
        5.56%, 5/19/2047 (a)(c)(e)            13,181,461         13,192,462
HSI Asset Securitization Corp Trust
        5.50%, 8/25/2035 (c)                   5,025,000          5,026,794

Mortgage Backed Securities
Impac CMB Trust
        6.26%, 10/25/2033 (c)                    703,367            703,801
        6.32%, 10/25/2033 (c)                    610,031            610,412
        5.70%, 1/25/2035 (c)                   1,364,844          1,366,326
        5.63%, 4/25/2035 (c)                   1,242,891          1,244,176
        5.75%, 4/25/2035 (c)                     837,982            839,846
        5.62%, 8/25/2035 (c)                   1,310,857          1,311,859
        5.83%, 8/25/2035 (c)                   3,631,307          3,640,113
Impac Secured Assets CMN Owner Trust
        5.59%, 12/25/2031 (c)                  5,450,000          5,455,466
Indymac Index Mortgage Loan Trust
        5.62%, 4/25/2034 (c)                   2,343,131          2,347,995
        5.55%, 4/25/2035 (c)                   1,337,125          1,342,127
        5.65%, 4/25/2035 (c)                     978,010            982,677
        5.58%, 6/25/2035 (a)(c)               11,736,109         11,762,562
        5.62%, 8/25/2035 (c)                   1,843,355          1,851,739
JP Morgan Chase Commercial
Mortgage Securities
        0.54%, 10/12/2035 (c)(d)              24,901,336            920,478
        5.13%, 9/12/2037 (c)                   1,300,000          1,270,593
        0.35%, 10/12/2037 (c)(d)              42,766,672          1,818,482
        1.12%, 1/12/2039 (c)(d)               10,607,294            376,601
        0.09%, 1/15/2042 (c)(d)               25,573,174            464,153
        4.78%, 7/15/2042                       4,170,000          4,013,975
        5.59%, 5/12/2045 (c)                   2,765,000          2,814,864
        5.44%, 5/15/2045 (c)                   4,825,000          4,857,458
        5.62%, 5/15/2045                       1,350,000          1,354,949
JP Morgan Mortgage Trust
        4.95%, 11/25/2035 (c)                  6,750,000          6,737,803
        5.34%, 4/25/2036 (c)                   3,761,986          3,757,468
        5.85%, 6/25/2036 (c)                   7,292,922          7,296,699
        6.00%, 6/25/2036 (c)                   2,000,200          2,005,220
        5.98%, 8/25/2036 (c)(e)                8,600,000          8,779,396
        6.00%, 8/25/2036 (c)(e)                3,999,800          4,011,719
        5.58%, 10/25/2036 (e)                  9,612,000          9,604,118
LB-UBS Commercial Mortgage Trust
        4.90%, 6/15/2026                         490,000            487,850
        6.37%, 12/15/2028                        400,000            419,434
        5.74%, 6/15/2032                       3,667,997          3,734,058
        0.59%, 3/15/2034 (c)(d)                3,532,932             47,175
        0.27%, 3/15/2036 (c)(d)                7,230,958            206,191
        1.15%, 3/15/2036 (c)(d)                6,415,333            207,876
        0.69%, 8/15/2036 (c)(d)               10,275,316            229,191
        5.90%, 6/15/2038 (c)                   2,675,000          2,809,480
        5.41%, 9/15/2039 (c)                   1,200,000          1,206,402
        0.13%, 7/15/2040 (d)                  73,106,871          1,583,641
Luminent Mortgage Trust
        5.51%, 5/25/2046 (a)(c)                4,491,816          4,485,586
Merrill Lynch Mortgage Investors Inc
        5.44%, 8/25/2035 (c)                   1,559,701          1,559,636
        5.67%, 8/25/2036 (c)                     545,029            547,092
Merrill Lynch Mortgage Trust
        5.78%, 8/12/2016                       4,170,000          4,311,067
        5.66%, 5/12/2039 (c)                   5,115,000          5,275,594
        0.53%, 2/12/2042 (c)                  27,566,247            411,812
Merrill Lynch/Countrywide
Commercial Mortgage Trust
        5.46%, 7/12/2046 (c)                   2,570,000          2,587,525
Morgan Stanley Capital I
        7.11%, 4/15/2033                         100,000            104,516
        1.02%, 1/13/2041 (c)(d)                6,692,010            250,335
Mortgage Backed Securities
Morgan Stanley Capital I (continued)
        5.55%, 5/24/2043 (c)(d)(e)             4,600,000          4,600,000
        5.70%, 8/25/2046 (a)(c)(e)             5,500,000          5,500,000
Morgan Stanley Dean Witter Capital I
        6.54%, 2/15/2031                          27,088             27,844
        6.20%, 7/15/2033                         150,181            151,077
        0.73%, 4/15/2034 (c)(d)                2,908,626             50,872
Nationslink Funding Corp
        7.23%, 6/20/2031                         106,719            109,275
Nomura Asset Acceptance Corp
        5.67%, 2/25/2035 (c)                   1,218,433          1,220,459
Sequoia Mortgage Trust
        5.88%, 2/20/2034 (a)(c)                5,517,433          5,523,017
        5.55%, 2/20/2035 (c)                   1,274,268          1,273,726
Specialty Underwriting & Residential Finance
        5.83%, 2/25/2035 (c)                   1,135,000          1,140,888
        5.55%, 12/25/2035 (c)                  2,500,000          2,501,362
        5.55%, 3/25/2036 (c)                   2,700,000          2,704,431
        5.43%, 6/25/2036 (c)                   1,234,039          1,234,264
Structured Adjustable Rate
Mortgage Loan Trust
        4.69%, 7/25/2034 (c)                   2,300,000          2,254,478
        6.02%, 8/25/2034 (c)                   2,411,081          2,436,164
        5.57%, 3/25/2035 (c)                   1,734,958          1,735,352
        5.25%, 12/25/2035                      2,720,579          2,697,549
        5.25%, 2/25/2036 (c)                   3,693,827          3,671,350
Structured Asset Mortgage Investments Inc
        5.62%, 5/25/2045 (c)                   1,330,696          1,334,710
        5.63%, 9/25/2045 (c)                   1,943,594          1,951,965
Structured Asset Securities Corp
        5.50%, 6/25/2036 (c)                   5,000,000          5,012,310
Thornburg Mortgage Securities Trust
        5.59%, 10/25/2035 (c)                  4,054,388          4,057,770
        5.64%, 6/25/2044 (c)                   5,803,819          5,810,076
Wachovia Bank Commercial Mortgage Trust
        5.55%, 1/15/2018 (a)(c)(d)             5,581,489          5,581,707
        0.15%, 11/15/2035 (d)                 67,206,349            773,276
        0.44%, 10/15/2041 (c)(d)              58,179,026          1,002,366
        0.27%, 3/15/2042 (c)(d)               99,192,847          1,199,837
        4.94%, 4/15/2042                       5,535,000          5,401,645
        5.06%, 10/15/2044                      3,491,175          3,481,556
        5.69%, 3/15/2045                       1,569,000          1,597,360
        5.80%, 7/15/2045                       5,000,000          5,163,885
Washington Mutual Asset Securities Corp
        3.83%, 1/25/2035 (d)                   2,875,001          2,782,400
Washington Mutual Inc
        5.64%, 12/25/2027 (a)(c)               7,673,224          7,676,209
        3.97%, 3/25/2033                         590,923            579,681
        3.80%, 6/25/2034 (c)                   1,345,000          1,298,401
        4.67%, 5/25/2035 (c)                     945,000            928,703
        6.10%, 9/25/2036 (e)                   2,115,682          2,122,955
        5.79%, 7/25/2044 (c)                   1,293,379          1,302,857
        5.63%, 1/25/2045 (c)                   1,094,482          1,101,526
        5.69%, 1/25/2045 (a)(c)                2,064,590          2,081,635
        5.72%, 1/25/2045 (c)                  11,450,000         11,540,730
        5.85%, 1/25/2045 (c)                   2,468,206          2,476,529
        5.55%, 4/25/2045 (c)                     828,706            831,037
        5.59%, 4/25/2045 (c)                     828,706            831,577
        5.61%, 7/25/2045 (c)                   1,897,270          1,904,412
        5.57%, 11/25/2045 (c)                  4,995,282          5,022,621
Mortgage Backed Securities
Washington Mutual Inc (continued)
        5.70%, 11/25/2045 (a)(c)(e)           11,650,000         11,683,221
        5.55%, 8/25/2046 (a)(e)                2,500,000          2,500,000
Wells Fargo Mortgage Backed Securities
        4.19%, 3/25/2035 (c)                   3,347,730          3,301,025
        4.98%, 10/25/2035 (c)                  2,062,718          2,043,462
                                                             ---------------
                                                                484,794,372
                                                             ---------------
Multi-Line Insurance (0.54%)
ACE Ltd
        6.00%, 4/ 1/2007                       1,450,000          1,452,510
CNA Financial Corp
        6.00%, 8/15/2011                       1,875,000          1,913,302
Hartford Financial Services Group Inc
        5.25%, 10/15/2011                      1,190,000          1,191,491
        5.95%, 10/15/2036                        850,000            864,291
ING Groep NV
        5.78%, 12/ 8/2035                      2,835,000          2,822,350
Metlife Inc
        5.25%, 12/ 1/2006                      1,200,000          1,199,758
Metropolitan Life Global Funding I
        5.54%, 3/17/2009 (c)(d)                1,625,000          1,626,703
                                                             ---------------
                                                                 11,070,405
                                                             ---------------
Multimedia (0.84%)
CanWest Media Inc
        8.00%, 9/15/2012                         650,000            657,313
News America Inc
        6.63%, 1/ 9/2008                       1,875,000          1,902,139
        4.75%, 3/15/2010                         160,000            157,642
        6.20%, 12/15/2034                        955,000            932,581
        6.40%, 12/15/2035 (b)                    955,000            957,581
Time Warner Entertainment Co LP
        8.38%, 3/15/2023                       3,150,000          3,718,087
Time Warner Inc
        6.15%, 5/ 1/2007 (a)                   2,320,000          2,328,391
Viacom Inc
        5.74%, 6/16/2009                         975,000            975,113
        5.75%, 4/30/2011                       1,020,000          1,021,270
Walt Disney Co
        5.38%, 6/ 1/2007                         520,000            520,313
        5.49%, 9/10/2009 (a)(c)                3,950,000          3,952,611
                                                             ---------------
                                                                 17,123,041
                                                             ---------------
Music (0.02%)
WMG Acquisition Corp
        7.38%, 4/15/2014                         350,000            342,125
                                                             ---------------

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
        7.50%, 8/15/2036 (b)(d)                  850,000            945,424
                                                             ---------------

Non-Ferrous Metals (0.08%)
Corp Nacional del
Cobre de Chile - CODELCO
        6.15%, 10/24/2036 (d)                  1,370,000          1,404,194
PNA Group Inc
        10.75%, 9/ 1/2016 (d)                    325,000            334,750
                                                             ---------------
                                                                  1,738,944
                                                             ---------------

Non-Hazardous Waste Disposal (0.34%)
Allied Waste North America Inc
        9.25%, 9/ 1/2012                       1,271,000          1,352,026
Casella Waste Systems Inc
        9.75%, 2/ 1/2013                         375,000            393,750
Oakmont Asset Trust
        4.51%, 12/22/2008 (d)                  1,600,000          1,563,181
Waste Management Inc
        5.00%, 3/15/2014                          10,000              9,670
        7.75%, 5/15/2032                       2,700,000          3,236,871
WCA Waste Corp
        9.25%, 6/15/2014 (b)(d)                  350,000            362,250
                                                             ---------------
                                                                  6,917,748
                                                             ---------------
Office Automation & Equipment (0.11%)
Xerox Corp
        6.40%, 3/15/2016                         775,000            776,938
        6.75%, 2/ 1/2017 (b)                   1,500,000          1,526,250
                                                             ---------------
                                                                  2,303,188
                                                             ---------------
Office Furnishings - Original (0.06%)
Steelcase Inc
        6.50%, 8/15/2011                       1,290,000          1,312,548
                                                             ---------------

Oil - Field Services (0.50%)
BJ Services Co
        5.57%, 6/ 1/2008 (c)                   3,875,000          3,874,787
Halliburton Co
        5.50%, 10/15/2010                      1,655,000          1,666,502
Hanover Compressor Co
        8.63%, 12/15/2010                        400,000            416,000
Hanover Equipment Trust
        8.50%, 9/ 1/2008 (c)                     803,000            813,037
Smith International Inc
        6.00%, 6/15/2016                       1,775,000          1,817,831
Weatherford International Ltd
        6.50%, 8/ 1/2036                       1,500,000          1,539,930
                                                             ---------------
                                                                 10,128,087
                                                             ---------------
Oil & Gas Drilling (0.15%)
Transocean Inc
        5.59%, 9/ 5/2008 (a)(c)                2,975,000          2,975,723
                                                             ---------------

Oil Company - Exploration
 & Production (1.45%)
Alberta Energy Co Ltd
        7.38%, 11/ 1/2031                        650,000            740,967
Anadarko Petroleum Corp
        5.79%, 9/15/2009 (c)                   2,950,000          2,954,254
        6.45%, 9/15/2036 (b)                   2,485,000          2,575,740
Callon Petroleum Co
        9.75%, 12/ 8/2010                        300,000            308,250
Canadian Natural Resources Ltd
        6.50%, 2/15/2037 (b)                   1,885,000          1,935,463
Chesapeake Energy Corp
        7.63%, 7/15/2013                         650,000            673,563
        7.50%, 9/15/2013                       1,750,000          1,791,562
        7.75%, 1/15/2015                         200,000            206,000
Compton Petroleum Finance Corp
        7.63%, 12/ 1/2013 (b)                    475,000            450,062
EnCana Corp
        6.30%, 11/ 1/2011                        175,000            181,597


Oil Company - Exploration & Production
Energy Partners Ltd
       8.75%, 8/ 1/2010                      300,000               312,000
Hilcorp Energy I LP/Hilcorp Finance Co
       10.50%, 9/ 1/2010 (d)               2,000,000             2,145,000
Newfield Exploration Co
       7.45%, 10/15/2007                   2,850,000             2,878,500
Nexen Inc
       5.05%, 11/20/2013                   4,860,000             4,696,908
       7.88%, 3/15/2032                      225,000               268,912
Pemex Project Funding Master Trust
       8.00%, 11/15/2011 (b)               1,170,000             1,287,000
       7.38%, 12/15/2014 (b)                 150,000               164,625
Swift Energy Co
       9.38%, 5/ 1/2012 (b)                  600,000               631,500
Vintage Petroleum Inc
       8.25%, 5/ 1/2012                    1,470,000             1,548,911
XTO Energy Inc
       7.50%, 4/15/2012                      190,000               207,670
       6.25%, 4/15/2013                      235,000               243,504
       5.65%, 4/ 1/2016                    1,145,000             1,138,341
       6.10%, 4/ 1/2036 (b)                2,200,000             2,199,853
                                                          -----------------
                                                                29,540,182
                                                          -----------------
Oil Company - Integrated (0.41%)
ConocoPhillips Holding Co
       6.95%, 4/15/2029                      100,000               115,437
Husky Energy Inc
       6.25%, 6/15/2012                    1,125,000             1,148,453
       6.15%, 6/15/2019                      700,000               711,746
Occidental Petroleum Corp
       4.00%, 11/30/2007                     460,000               453,931
Petrobras International Finance Co
       9.13%, 2/ 1/2007                      325,000               330,200
       8.38%, 12/10/2018                     600,000               703,500
Petro-Canada
       5.95%, 5/15/2035                    2,230,000             2,149,996
Petronas Capital Ltd
       7.88%, 5/22/2022 (d)                  545,000               669,368
Phillips 66 Capital Trust II
       8.00%, 1/15/2037                    1,964,000             2,047,093
                                                          -----------------
                                                                 8,329,724
                                                          -----------------
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
       2.65%, 4/15/2007                      940,000               927,838
                                                          -----------------

Oil Refining & Marketing (0.59%)
Enterprise Products Operating LP
       4.00%, 10/15/2007                   1,095,000             1,079,027
       6.38%, 2/ 1/2013                      775,000               800,941
       5.75%, 3/ 1/2035                      945,000               869,650
Premcor Refining Group Inc/The
       9.25%, 2/ 1/2010                    4,010,000             4,230,570
       6.75%, 2/ 1/2011                    1,675,000             1,749,908
Tesoro Corp
       6.25%, 11/ 1/2012 (d)               3,415,000             3,329,625
                                                          -----------------
                                                                12,059,721
                                                          -----------------

Paper & Related Products (0.09%)
Bowater Inc
       8.39%, 3/15/2010 (b)(c)             1,200,000             1,212,000
Celulosa Arauco y Constitucion SA
       5.13%, 7/ 9/2013                      205,000               197,318
Neenah Paper Inc
       7.38%, 11/15/2014 (b)                 400,000               380,000
                                                          -----------------
                                                                 1,789,318
                                                          -----------------
Pharmacy Services (0.23%)
Medco Health Solutions Inc
       7.25%, 8/15/2013                    3,085,000             3,351,674
Omnicare Inc
       6.75%, 12/15/2013                     250,000               245,000
       6.88%, 12/15/2015 (b)               1,100,000             1,078,000
                                                          -----------------
                                                                 4,674,674
                                                          -----------------
Physician Practice Management (0.04%)
US Oncology Inc
       9.00%, 8/15/2012                      600,000               621,750
       10.75%, 8/15/2014                     150,000               165,000
                                                          -----------------
                                                                   786,750
                                                          -----------------
Pipelines (1.49%)
Boardwalk Pipelines LLC
       5.50%, 2/ 1/2017                      540,000               525,131
Buckeye Partners LP
       4.63%, 7/15/2013                    1,185,000             1,110,314
       5.30%, 10/15/2014                     150,000               145,191
Consolidated Natural Gas Co
       5.00%, 3/ 1/2014                      250,000               239,212
Duke Capital LLC
       4.33%, 11/16/2006 (a)               1,925,000             1,924,161
El Paso Corp
       7.63%, 8/16/2007                    1,850,000             1,873,125
Enbridge Energy Partners LP
       4.00%, 1/15/2009                      388,000               375,773
       5.95%, 6/ 1/2033                    2,000,000             1,868,724
Energy Transfer Partners LP
       6.63%, 10/15/2036                     780,000               801,149
Holly Energy Partners LP
       6.25%, 3/ 1/2015                      525,000               489,563
Kinder Morgan Finance Co ULC
       5.35%, 1/ 5/2011                      700,000               683,663
Kinder Morgan Inc
       6.50%, 9/ 1/2012                    3,442,000             3,467,553
National Fuel Gas Co
       5.25%, 3/ 1/2013                      350,000               343,761
Northwest Pipeline Corp
       6.63%, 12/ 1/2007                     895,000               898,356
       8.13%, 3/ 1/2010                    1,210,000             1,252,350
ONEOK Partners LP
       5.90%, 4/ 1/2012                    1,950,000             1,977,959
       6.65%, 10/ 1/2036                   1,780,000             1,831,593
Pacific Energy
       6.25%, 9/15/2015                    2,600,000             2,557,750
Plains All American Pipeline LP
       6.70%, 5/15/2036 (b)(d)             1,700,000             1,762,614
Southern Natural Gas Co
       6.70%, 10/ 1/2007                     675,000               678,168
       8.88%, 3/15/2010                    1,610,000             1,691,294

Pipelines
TEPPCO Partners LP
       7.63%, 2/15/2012                    2,875,000             3,090,993
Texas Eastern Transmission LP
       5.25%, 7/15/2007                      335,000               333,769
Williams Cos Inc
       5.94%, 2/16/2007                      400,000               400,000
                                                          -----------------
                                                                30,322,166
                                                          -----------------
Poultry (0.03%)
Pilgrim's Pride Corp
       9.63%, 9/15/2011                      500,000               523,750
                                                          -----------------

Printing - Commercial (0.06%)
Cadmus Communications Corp
       8.38%, 6/15/2014                      500,000               483,750
Sheridan Group Inc/The
       10.25%, 8/15/2011                     650,000               663,000
                                                          -----------------
                                                                 1,146,750
                                                          -----------------
Private Corrections (0.01%)
Corrections Corp of America
       6.75%, 1/31/2014                      300,000               299,250
                                                          -----------------

Property & Casualty Insurance (0.27%)
Ace INA Holdings Inc
       6.70%, 5/15/2036                    1,000,000             1,086,011
Arch Capital Group Ltd
       7.35%, 5/ 1/2034                    1,525,000             1,696,392
Crum & Forster Holdings Corp
       10.38%, 6/15/2013 (b)                 500,000               518,750
Markel Corp
       6.80%, 2/15/2013                    1,000,000             1,042,413
       7.35%, 8/15/2034                      135,000               145,798
St Paul Travelers Cos Inc/The
       5.75%, 3/15/2007                    1,125,000             1,126,794
                                                          -----------------
                                                                 5,616,158
                                                          -----------------
Publishing - Newspapers (0.02%)
Block Communications Inc
       8.25%, 12/15/2015 (d)                 350,000               344,750
                                                          -----------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance C
       9.88%, 11/15/2009                   1,000,000             1,051,250
       12.13%, 11/15/2012                  1,000,000             1,112,500
                                                          -----------------
                                                                 2,163,750
                                                          -----------------
Quarrying (0.02%)
Compass Minerals International Inc
       0.00%, 6/ 1/2013 (c)(g)               450,000               426,375
                                                          -----------------

Real Estate Magagement & Services (0.14%)
EOP Operating LP
       5.88%, 1/15/2013                    1,085,000             1,104,516
       4.75%, 3/15/2014                    1,855,000             1,765,823
                                                          -----------------
                                                                 2,870,339
                                                          -----------------
Real Estate Operator & Developer (0.24%)
Duke Realty LP
       5.63%, 8/15/2011                      740,000               746,271

Real Estate Operator & Developer
First Industrial LP
       7.00%, 12/ 1/2006 (a)               4,055,000             4,059,744
                                                          -----------------
                                                                 4,806,015
                                                          -----------------
Recreational Centers (0.03%)
AMF Bowling Worldwide Inc
       10.00%, 3/ 1/2010                     625,000               650,000
                                                          -----------------

Regional Banks (0.71%)
Bank of America NA
       6.00%, 10/15/2036 (b)               2,000,000             2,062,326
Fifth Third Bancorp
       3.38%, 8/15/2008                      350,000               339,289
First Union Institutional Capital I
       8.04%, 12/ 1/2026                   1,000,000             1,041,422
Keycorp
       5.42%, 5/26/2009 (a)(c)             3,000,000             2,999,586
PNC Funding Corp
       5.25%, 11/15/2015                     775,000               764,018
SunTrust Preferred Capital I
       5.85%, 12/31/2049                   1,350,000             1,360,870
Wachovia Corp
       5.63%, 12/15/2008 (b)                 865,000               872,155
       6.38%, 2/ 1/2009                      365,000               372,980
Wells Fargo & Co
       5.13%, 2/15/2007                      610,000               609,455
       5.42%, 9/28/2007 (c)                1,160,000             1,161,038
       3.12%, 8/15/2008                      465,000               448,594
       4.00%, 9/10/2012 (c)                2,500,000             2,464,718
                                                          -----------------
                                                                14,496,451
                                                          -----------------
Reinsurance (0.33%)
Endurance Specialty Holdings Ltd
       7.00%, 7/15/2034                    1,750,000             1,816,157
Platinum Underwriters Finance Inc
       7.50%, 6/ 1/2017                    2,200,000             2,302,819
Transatlantic Holdings Inc
       5.75%, 12/14/2015                   2,695,000             2,674,098
                                                          -----------------
                                                                 6,793,074
                                                          -----------------
REITS - Apartments (0.11%)
AvalonBay Communities Inc
       5.50%, 1/15/2012                    1,785,000             1,800,465
United Dominion Realty Trust Inc
       6.50%, 6/15/2009                      395,000               408,518
                                                          -----------------
                                                                 2,208,983
                                                          -----------------
REITS - Diversified (0.50%)
iStar Financial Inc
       6.64%, 3/12/2007 (c)                2,050,000             2,058,237
       5.73%, 9/15/2009 (c)(d)             2,425,000             2,425,313
       5.65%, 9/15/2011                    2,000,000             2,004,376
       5.15%, 3/ 1/2012                    1,230,000             1,201,759
       5.95%, 10/15/2013 (d)               2,460,000             2,476,804
                                                          -----------------
                                                                10,166,489
                                                          -----------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
       5.84%, 9/15/2008 (a)(c)             2,000,000             1,996,828
National Health Investors Inc
       7.30%, 7/16/2007                      250,000               249,670

REITS - Healthcare
Nationwide Health Properties Inc
       6.50%, 7/15/2011                      585,000               601,159
                                                          -----------------
                                                                 2,847,657
                                                          -----------------
REITS - Hotels (0.12%)
Hospitality Properties Trust
       5.13%, 2/15/2015                      825,000               786,745
       6.30%, 6/15/2016                    1,600,000             1,637,650
                                                          -----------------
                                                                 2,424,395
                                                          -----------------
REITS - Mortgage (0.02%)
Thornburg Mortgage Inc
       8.00%, 5/15/2013                      325,000               320,125
                                                          -----------------

REITS - Office Property (0.34%)
Brandywine Operating Partnership LP/PA
       5.82%, 4/ 1/2009 (c)                1,950,000             1,952,562
       5.63%, 12/15/2010                   2,100,000             2,114,026
HRPT Properties Trust
       5.99%, 3/16/2011 (c)                2,820,000             2,824,450
                                                          -----------------
                                                                 6,891,038
                                                          -----------------
REITS - Regional Malls (0.38%)
Simon Property Group LP
       6.38%, 11/15/2007                   3,750,000             3,781,901
       4.60%, 6/15/2010                      375,000               367,190
       5.60%, 9/ 1/2011                    2,075,000             2,098,047
       5.75%, 5/ 1/2012                    1,500,000             1,526,091
                                                          -----------------
                                                                 7,773,229
                                                          -----------------
REITS - Shopping Centers (0.16%)
Developers Diversified Realty Corp
       5.38%, 10/15/2012                   2,340,000             2,328,087
Federal Realty Investment Trust
       6.20%, 1/15/2017                      930,000               964,891
                                                          -----------------
                                                                 3,292,978
                                                          -----------------
REITS - Warehouse & Industrial (0.24%)
Prologis
       5.65%, 8/24/2009 (c)                4,800,000             4,804,066
                                                          -----------------

Rental - Auto & Equipment (0.29%)
Avis Budget Car Rental LLC
/Avis Budget Finance Inc
       7.63%, 5/15/2014 (b)(d)               300,000               293,250
Erac USA Finance Co
       5.63%, 4/30/2009 (a)(d)             3,200,000             3,205,226
       5.65%, 8/28/2009 (c)(d)             1,900,000             1,902,510
United Rentals North America Inc
       6.50%, 2/15/2012                      600,000               585,000
                                                          -----------------
                                                                 5,985,986
                                                          -----------------
Retail - Automobile (0.04%)
Asbury Automotive Group Inc
       9.00%, 6/15/2012                      500,000               517,500
Group 1 Automotive Inc
       8.25%, 8/15/2013                      250,000               257,188
                                                          -----------------
                                                                   774,688
                                                          -----------------
Retail - Discount (0.02%)
Target Corp
       5.38%, 6/15/2009                       80,000                80,714

Retail - Discount
Target Corp (continued)
       5.88%, 3/ 1/2012                      280,000               289,068
                                                          -----------------
                                                                   369,782
                                                          -----------------
Retail - Drug Store (0.16%)
CVS Corp
       5.75%, 8/15/2011                    2,640,000             2,680,471
Rite Aid Corp
       8.13%, 5/ 1/2010                      650,000               656,500
                                                          -----------------
                                                                 3,336,971
                                                          -----------------
Retail - Propane Distribution (0.07%)
Amerigas Partners LP
       7.25%, 5/20/2015                      550,000               548,625
Inergy LP/Inergy Finance Corp
       6.88%, 12/15/2014                     500,000               483,750
Suburban Propane Partners LP
/Suburban Energy Finance Corp
       6.88%, 12/15/2013 (b)                 400,000               385,000
                                                          -----------------
                                                                 1,417,375
                                                          -----------------
Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
       6.50%, 12/15/2007                     700,000               707,426
       8.13%, 4/ 1/2027                    1,918,000             1,980,532
                                                          -----------------
                                                                 2,687,958
                                                          -----------------
Retail - Restaurants (0.10%)
Landry's Restaurants Inc
       7.50%, 12/15/2014                     225,000               214,875
Yum! Brands Inc
       8.88%, 4/15/2011                    1,560,000             1,764,602
                                                          -----------------
                                                                 1,979,477
                                                          -----------------
Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
       6.63%, 12/ 1/2006 (b)               2,500,000             2,500,000
                                                          -----------------

Satellite Telecommunications (0.21%)
Intelsat Corp
       6.38%, 1/15/2008                    3,750,000             3,740,625
Intelsat Subsidiary Holding Co Ltd
       8.25%, 1/15/2013 (c)                  600,000               611,250
                                                          -----------------
                                                                 4,351,875
                                                          -----------------
Savings & Loans - Thrifts (0.37%)
Washington Mutual Bank/Henderson NV
       5.65%, 8/15/2014                    2,450,000             2,455,314
       6.75%, 5/20/2036                    1,250,000             1,353,331
Washington Mutual Inc
       5.67%, 1/15/2010 (c)                3,750,000             3,764,573
                                                          -----------------
                                                                 7,573,218
                                                          -----------------
Schools (0.02%)
Knowledge Learning Corp Inc
       7.75%, 2/ 1/2015 (d)                  500,000               473,750
                                                          -----------------

Sovereign (0.41%)
Chile Government International Bond
       5.78%, 1/28/2008 (c)                1,000,000             1,002,000
Colombia Government International Bond
       8.25%, 12/22/2014                     750,000               841,500
Mexico Government International Bond
       6.07%, 1/13/2009 (c)                1,135,000             1,146,918
Sovereign
Mexico Government International Bond (conti
       8.38%, 1/14/2011                    1,750,000             1,958,250
       8.00%, 9/24/2022 (b)                1,390,000             1,685,375
       8.30%, 8/15/2031                      750,000               953,625
South Africa Government International Bond
       6.50%, 6/ 2/2014                      765,000               803,250
                                                          -----------------
                                                                 8,390,918
                                                          -----------------
Special Purpose Banks (0.04%)
Korea Development Bank
       4.25%, 11/13/2007                      25,000                24,722
       5.77%, 10/20/2009 (c)                 760,000               764,808
                                                          -----------------
                                                                   789,530
                                                          -----------------
Special Purpose Entity (1.34%)
ABX Financing Co
       5.75%, 10/15/2016 (d)               2,175,000             2,165,687
       6.35%, 10/15/2036 (d)               2,570,000             2,559,895
BAE Systems Holdings Inc
       6.40%, 12/15/2011 (d)               3,090,000             3,205,711
       5.20%, 8/15/2015 (d)                3,000,000             2,875,212
Crystal US Holdings 3 LLC/Crystal US Sub 3
       0.00%, 10/ 1/2014 (c)(g)              280,000               235,200
Hexion US Finance Corp
/Hexion Nova Scotia Finance ULC
       10.12%, 7/15/2010 (c)                 250,000               255,000
       9.75%, 11/15/2014 (d)(h)              250,000               249,375
Interactive Health LLC
John Hancock Global Funding II
       5.54%, 4/ 3/2009 (c)(d)             2,550,000             2,556,520
MBIA Global Funding LLC
       5.32%, 2/20/2007 (c)(d)             3,000,000             3,000,150
Premium Asset Trust/GEFA
       5.38%, 8/12/2007 (c)(d)             2,175,000             2,176,129
Pricoa Global Funding I
       5.57%, 12/22/2006 (c)(d)            3,750,000             3,751,343
Swiss Re Capital I LP
       6.85%, 5/29/2049 (c)(d)             1,700,000             1,775,694
Tyco International Group S.A.
 Participation Certification Trust
       4.44%, 6/15/2007 (d)                2,500,000             2,482,680
                                                          -----------------
                                                                27,288,596
                                                          -----------------
Specified Purpose Acquisition (0.02%)
Basell AF SCA
       8.38%, 8/15/2015 (b)(d)               354,000               359,310
                                                          -----------------

Steel - Producers (0.09%)
Ispat Inland ULC
       9.75%, 4/ 1/2014                      100,000               112,000
United States Steel Corp
       10.75%, 8/ 1/2008                   1,640,000             1,767,100
                                                          -----------------
                                                                 1,879,100
                                                          -----------------
Storage & Warehousing (0.02%)
Mobile Services Group Inc
       9.75%, 8/ 1/2014 (d)                  500,000               518,125
                                                          -----------------

Supranational Bank (0.06%)
Corp Andina de Fomento
       5.73%, 1/26/2007 (c)                1,165,000             1,167,451
                                                          -----------------


Telecommunication Services (0.42%)
Insight Midwest LP/Insight Capital Inc
       10.50%, 11/ 1/2010                  2,825,000             2,923,875
Mastec Inc
       7.75%, 2/ 1/2008 (b)                1,875,000             1,875,000
TELUS Corp
       7.50%, 6/ 1/2007                    1,860,000             1,881,310
Time Warner Telecom Holdings Inc
       9.41%, 2/15/2011                      600,000               612,000
Verizon Global Funding Corp
       5.54%, 8/15/2007 (c)                1,300,000             1,300,909
                                                          -----------------
                                                                 8,593,094
                                                          -----------------
Telephone - Integrated (1.12%)
AT&T Corp
       7.30%, 11/15/2011 (c)               1,850,000             2,013,418
British Telecommunications PLC
       8.38%, 12/15/2010                   3,000,000             3,369,402
Deutsche Telekom International Finance BV
       5.57%, 3/23/2009 (c)                3,175,000             3,176,105
France Telecom SA
       7.75%, 3/ 1/2011 (c)                3,390,000             3,723,830
KT Corp
       4.88%, 7/15/2015 (d)                  700,000               666,386
Mountain States Telephone & Telegraph Co
       6.00%, 8/ 1/2007                      350,000               347,375
Telecom Italia Capital SA
       5.97%, 2/ 1/2011 (c)                  845,000               839,254
       5.98%, 7/18/2011 (c)                2,175,000             2,170,056
Telefonica Emisiones SAU
       5.69%, 6/19/2009 (c)                2,200,000             2,201,813
       5.98%, 6/20/2011                    1,415,000             1,445,564
       7.05%, 6/20/2036                      800,000               861,347
Telefonica Europe BV
       7.75%, 9/15/2010                      760,000               822,385
Telefonos de Mexico SA de CV
       4.50%, 11/19/2008                     765,000               750,709
Verizon Communications Inc
       5.35%, 2/15/2011                      455,000               457,587
                                                          -----------------
                                                                22,845,231
                                                          -----------------
Television (0.02%)
British Sky Broadcasting Group PLC
       6.88%, 2/23/2009                      380,000               392,274
                                                          -----------------

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
       6.50%, 4/15/2007                      455,000               456,761
                                                          -----------------

Theaters (0.02%)
AMC Entertainment Inc
       9.65%, 8/15/2010 (c)                  500,000               516,250
                                                          -----------------

Tobacco (0.12%)
Reynolds American Inc
       7.25%, 6/ 1/2013 (d)                2,275,000             2,366,828
                                                          -----------------


Transport - Equipment & Leasing (0.01%)
Greenbrier Cos Inc
       8.38%, 5/15/2015                      300,000               303,750
                                                          -----------------

Transport - Rail (0.20%)
Burlington Northern Santa Fe Corp
       6.20%, 8/15/2036                    2,250,000             2,366,775
CSX Corp
       4.88%, 11/ 1/2009                   1,425,000             1,409,584
Union Pacific Corp
       4.70%, 1/ 2/2024                      185,853               177,577
       6.63%, 2/ 1/2029                       45,000                49,512
                                                          -----------------
                                                                 4,003,448
                                                          -----------------
Transport - Services (0.07%)
CHC Helicopter Corp
       7.38%, 5/ 1/2014                      400,000               382,000
FedEx Corp
       3.50%, 4/ 1/2009                      260,000               249,859
Ryder System Inc
       5.95%, 5/ 2/2011                      795,000               809,715
                                                          -----------------
                                                                 1,441,574
                                                          -----------------
Travel Services (0.02%)
Travelport Inc
       9.88%, 9/ 1/2014 (d)                  450,000               443,813
                                                          -----------------

Venture Capital (0.01%)
Arch Western Finance LLC
       6.75%, 7/ 1/2013                      250,000               241,250
                                                          -----------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
       7.13%, 10/ 1/2015                     350,000               340,375
                                                          -----------------

Wire & Cable Products (0.02%)
Superior Essex
Communications LLC/Essex Group Inc
       9.00%, 4/15/2012                       450,000               460,125
                                                            -----------------
TOTAL BONDS                                               $     1,758,989,354
                                                             -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (51.78%) Federal Home Loan
Mortgage Corporation (FHLMC) (13.03%)
       5.00%, 11/ 1/2021 (i)            8,750,000             8,610,543
       5.50%, 11/ 1/2021 (i)            3,000,000             3,000,936
       4.50%, 12/ 1/2021 (i)            4,000,000             3,862,500
       5.00%, 11/ 1/2036 (i)           34,475,000            33,300,713
       5.50%, 11/ 1/2036 (i)           72,355,000            71,541,006
       6.00%, 11/ 1/2036 (i)           36,115,000            36,351,987
       6.50%, 11/ 1/2036 (i)           26,955,000            27,477,253
       5.50%, 12/ 1/2036 (i)            7,500,000             7,410,938
       6.00%, 12/ 1/2036 (i)            2,500,000             2,514,845
       5.50%, 4/ 1/2009                    30,519                30,635
       5.50%, 8/ 1/2009                    88,130                88,467
       4.50%, 12/ 1/2009                  831,683               819,386
       4.50%, 4/ 1/2011                 3,098,504             3,042,074
       7.00%, 8/ 1/2016                    21,823                22,385
       6.50%, 6/ 1/2017                   723,177               738,654
       6.00%, 7/ 1/2017                   281,926               286,206
       5.50%, 3/ 1/2018                   527,417               528,856
       5.50%, 4/ 1/2018                 4,531,647             4,544,956
       5.00%, 5/ 1/2018                 4,127,526             4,072,775
Federal Home Loan
Mortgage Corporation (FHLMC)
       5.00%, 10/ 1/2018                2,477,960             2,445,090
       5.50%, 12/ 1/2018                   10,617                10,650
       5.00%, 1/ 1/2019                 3,931,469             3,879,007
       6.00%, 3/ 1/2022                   686,973               697,829
       6.00%, 7/ 1/2023                 2,235,521             2,269,210
       5.50%, 6/ 1/2024                 3,457,475             3,449,858
       5.00%, 2/ 1/2026                12,823,541            12,513,365
       6.00%, 6/ 1/2028                    43,021                43,555
       6.00%, 1/ 1/2029                    16,135                16,335
       6.50%, 3/ 1/2029                    83,656                85,962
       6.50%, 5/ 1/2029                   109,107               112,050
       7.00%, 12/ 1/2029                   64,812                67,003
       7.00%, 6/ 1/2030                    35,043                36,181
       7.50%, 9/ 1/2030                    28,679                29,864
       8.00%, 9/ 1/2030                   131,427               138,240
       8.00%, 11/ 1/2030                    1,076                 1,131
       7.00%, 12/ 1/2030                   61,736                63,741
       7.50%, 12/ 1/2030                    3,371                 3,511
       7.50%, 1/ 1/2031                    73,997                77,055
       6.00%, 3/ 1/2031                   105,750               106,847
       7.50%, 3/ 1/2031                    25,509                26,563
       6.00%, 4/ 1/2031                    22,399                22,631
       6.50%, 4/ 1/2031                    62,209                63,792
       6.50%, 6/ 1/2031                     4,343                 4,453
       7.00%, 6/ 1/2031                     1,937                 1,998
       6.50%, 9/ 1/2031                    63,477                65,093
       7.00%, 9/ 1/2031                    15,727                16,238
       6.00%, 12/ 1/2031                  634,161               640,742
       6.00%, 2/ 1/2032                    13,422                13,561
       6.50%, 2/ 1/2032                    87,439                89,636
       7.50%, 2/ 1/2032                    35,121                36,539
       7.00%, 4/ 1/2032                   189,060               195,198
       6.50%, 5/ 1/2032                   140,128               143,613
       6.00%, 12/ 1/2032                  597,662               603,480
       6.00%, 2/ 1/2033                   717,608               724,049
       5.50%, 4/ 1/2033                 1,083,118             1,074,189
       5.50%, 5/ 1/2033                 1,197,560             1,187,687
       5.50%, 10/ 1/2033                1,085,839             1,076,888
       5.50%, 12/ 1/2033                4,718,627             4,679,727
       6.00%, 12/ 1/2033                1,089,423             1,099,201
       5.50%, 9/ 1/2034                 3,670,972             3,636,989
       6.50%, 10/ 1/2035                  580,884               592,403
       6.00%, 8/ 1/2036                 2,064,109             2,078,178
       5.08%, 7/ 1/2034 (c)               403,554               395,677
       5.59%, 6/ 1/2035 (c)             5,448,255             5,494,397
       4.69%, 8/ 1/2035 (c)             1,947,490             1,902,006
       5.03%, 9/ 1/2035                 5,635,334             5,614,444
                                                       -----------------
                                                            265,770,971
                                                       -----------------
Federal National Mortgage
Association (FNMA) (15.40%)
       5.00%, 11/ 1/2021 (i)           22,600,000            22,253,949
       5.50%, 11/ 1/2021 (i)           12,000,000            12,011,256
       6.00%, 11/ 1/2021 (i)            9,250,000             9,391,636
       5.00%, 11/ 1/2036 (i)           82,300,000            79,445,178
       5.50%, 11/ 1/2036 (i)           83,000,000            82,014,375
       6.00%, 11/ 1/2036 (i)           63,330,000            63,706,054
       6.50%, 11/ 1/2036 (i)            1,005,000             1,024,157
       6.00%, 5/ 1/2009                   102,701               102,881
       6.00%, 7/ 1/2009                   266,051               266,701

Federal National Mortgage
Association (FNMA)
       5.00%, 3/ 1/2010                   639,177               636,969
       6.50%, 4/ 1/2010                    22,699                23,005
       6.50%, 1/ 1/2011                    47,777                48,080
       6.50%, 2/ 1/2011                   140,598               143,107
       6.50%, 3/ 1/2011                   196,449               199,689
       6.50%, 7/ 1/2016                    22,787                23,282
       6.50%, 2/ 1/2017                    97,817                99,942
       6.50%, 3/ 1/2017                    40,795                41,667
       6.50%, 4/ 1/2017                    24,840                25,371
       6.50%, 8/ 1/2017                   688,816               703,534
       5.00%, 9/ 1/2017                 1,151,123             1,136,581
       5.50%, 9/ 1/2017                   219,459               220,187
       5.50%, 10/ 1/2017                  471,717               473,282
       5.00%, 3/ 1/2018                 1,689,361             1,667,603
       6.50%, 5/ 1/2022                    51,700                53,162
       5.50%, 2/ 1/2023                   846,345               844,538
       6.00%, 2/ 1/2023                   258,717               262,627
       5.50%, 6/ 1/2023                 3,250,511             3,243,571
       5.50%, 7/ 1/2023                    51,544                51,434
       7.00%, 8/ 1/2029                    12,784                13,226
       7.00%, 9/ 1/2031                    37,707                38,939
       6.50%, 12/ 1/2031                   40,071                41,075
       6.50%, 2/ 1/2032                   110,598               113,318
       7.00%, 2/ 1/2032                    84,089                86,783
       7.00%, 3/ 1/2032                   242,041               249,944
       6.50%, 4/ 1/2032                    32,145                32,929
       6.00%, 5/ 1/2032                    87,548                88,340
       6.50%, 6/ 1/2032                    17,775                18,208
       6.50%, 8/ 1/2032                   177,954               182,298
       7.50%, 8/ 1/2032                   122,106               126,994
       4.63%, 12/ 1/2032 (c)            1,993,109             1,996,573
       5.50%, 7/ 1/2033                 1,758,204             1,742,180
       5.50%, 9/ 1/2033                 2,484,433             2,461,789
       4.23%, 6/ 1/2034 (c)             1,083,370             1,062,525
       4.37%, 7/ 1/2034 (c)               639,299               629,146
       4.30%, 12/ 1/2034 (c)            1,787,152             1,755,548
       4.61%, 3/ 1/2035 (c)             1,820,697             1,801,599
       5.09%, 8/ 1/2035                 2,180,189             2,167,233
       5.72%, 2/ 1/2036 (c)             1,208,563             1,207,427
       6.60%, 3/ 1/2036 (a)(c)         11,661,339            12,062,688
       6.00%, 5/ 1/2036                 1,435,454             1,444,340
       5.79%, 6/ 1/2036 (c)(e)            607,256               607,825
       6.00%, 7/ 1/2036                 3,370,936             3,391,806
       6.50%, 8/ 1/2036                   798,152               813,569
                                                       -----------------
                                                            314,250,120
                                                       -----------------
Government National
Mortgage Association (GNMA) (2.41%)
       5.00%, 11/ 1/2036 (i)           19,525,000            19,036,875
       5.50%, 11/ 1/2036 (i)           20,350,000            20,260,969
       7.00%, 4/15/2031                     1,938                 2,004
       7.00%, 6/15/2031                    88,965                92,043
       7.00%, 7/15/2031                    16,516                17,084
       6.00%, 8/15/2031                   130,827               132,862
       6.00%, 1/15/2032                    33,630                34,148
       6.00%, 2/15/2032                   500,104               507,801
       7.00%, 6/15/2032                   460,458               476,238
       6.50%, 10/15/2032                  161,433               166,230
       6.50%, 12/15/2032                1,361,995             1,402,468
       6.00%, 2/15/2033                   230,930               234,391

Government National
..Mortgage Association (GNMA)
       6.00%, 12/15/2033                  325,266               330,142
       5.00%, 6/15/2034                   403,601               393,932
       6.50%, 3/20/2028                    58,502                60,145
       6.00%, 7/20/2028                   303,239               307,285
       6.00%, 11/20/2028                  283,322               287,103
       6.00%, 1/20/2029                   304,104               308,107
       6.50%, 5/20/2029                    46,418                47,700
       6.00%, 7/20/2029                    74,824                75,809
       7.50%, 10/20/2030                    2,770                 2,877
       8.00%, 1/20/2031                    29,414                31,064
       6.50%, 2/20/2032                    26,855                27,569
       6.00%, 11/20/2033                3,745,287             3,789,736
       5.50%, 5/20/2035                 1,060,185             1,052,726
                                                       -----------------
                                                             49,077,308
                                                       -----------------
U.S. Treasury (19.87%)
       3.50%, 11/15/2006 (b)           50,000,000            49,964,850
       4.50%, 2/15/2009 (b)            15,000,000            14,949,030
       3.63%, 7/15/2009 (b)            32,250,000            31,445,008
       4.88%, 8/15/2009 (b)            60,361,200            60,752,582
       3.50%, 2/15/2010 (b)            22,500,000            21,753,810
       5.00%, 2/15/2011 (b)            27,250,000            27,742,843
       4.88%, 2/15/2012 (b)            17,550,000            17,812,566
       4.38%, 8/15/2012 (b)            19,750,000            19,570,236
       3.88%, 2/15/2013 (b)             8,400,000             8,080,733
       4.25%, 8/15/2013 (b)            11,100,000            10,884,937
       4.00%, 2/15/2014 (b)             6,300,000             6,069,162
       4.75%, 5/15/2014 (b)            15,000,000            15,150,000
       4.25%, 11/15/2014 (b)           18,675,000            18,242,412
       7.50%, 11/15/2016 (b)           17,510,000            21,488,062
       8.13%, 8/15/2019 (b)             9,350,000            12,352,229
       6.25%, 8/15/2023 (b)            15,000,000            17,456,250
       6.00%, 2/15/2026 (b)            13,400,000            15,378,590
       6.75%, 8/15/2026 (b)             3,000,000             3,735,468
       6.13%, 8/15/2029                    25,000                29,604
       6.25%, 5/15/2030 (b)            27,055,000            32,668,912
                                                       -----------------
                                                            405,527,284
                                                       -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.07%)
       3.88%, 1/15/2009 (b)             1,864,935             1,904,638
       4.25%, 1/15/2010 (b)             2,545,032             2,671,886
       3.50%, 1/15/2011 (b)             6,824,221             7,098,520
       2.00%, 1/15/2014 (b)            10,455,757            10,190,683
                                                       -----------------
                                                             21,865,727
                                                       -----------------
TOTAL U.S. GOVERNMENT                                 $     1,056,491,41
& GOVERNMENT AGENCY OBLIGATIONS                        -----------------
SHORT TERM INVESTMENTS (6.67%)
Certificate of Deposit (0.25%)
Washington Mutual Bank
       5.44%, 2/28/2007 (a)             5,000,000             5,002,315
                                                       -----------------

Commercial Paper (6.42%)
American Express Credit
       5.25%, 11/ 3/2006               41,170,000            41,158,061
Countrywide Financial Corp
       5.35%, 11/ 1/2006 (a)            6,000,000             6,000,000
Investment in Joint
Trading Account; HSBC Funding
       5.30%, 11/ 1/2006               83,932,859            83,932,859
                                                       -----------------
                                                            131,090,920
                                                       -----------------
TOTAL SHORT TERM INVESTMENTS                        $       136,093,235
                                                       -----------------
MONEY MARKET FUNDS (1.91%)
Money Center Banks (1.91%)
BNY Institutional Cash Reserve Fund (a 39,073,000            39,073,000
                                                       -----------------
TOTAL MONEY MARKET FUNDS                            $        39,073,000
                                                       -----------------
Total Investments                                   $     2,990,646,999
Liabilities in Excess of                                   (950,221,017)
Other Assets, Net - (46.57)%                            ----------------
TOTAL NET ASSETS - 100.00%                          $     2,040,425,982
                                                       =================
                                                       -----------------

                                                       =================

(a) Security was purchased with the cash proceeds from securities loans. (b) Security or a portion of the security was on loan at the end of the period. (c) Variable Rate
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $157,603,416 or 7.72% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled
     $108,387,850 or 5.31% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $300,793 or 0.01% of net assets.

(g)  Non-Income Producing Security

(h)  Security   purchased  on  a when-issued  basis.  See  Notes  to  Financial
     Statements.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements. Unrealized Appreciation (Depreciation)


Unrealized Appreciation                       $        15,719,046
Unrealized Depreciation                              (11,674,981)
                                                 -----------------
Net Unrealized Appreciation (Depreciation)              4,044,065
Cost for federal income tax purposes                2,986,602,935



                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                                                                  Unrealized
                                                                                         Notional               Appreciation/
Description                                                                               Amount                (Depreciation)
------------------------------------ --------------------------------------------- --------------------- ----- -----------------
Sell protection for CDX NA IG 6 Index and
receive quarterly 3.45% from Deutsche Bank.                                $            40,000,000     $           785,731
Expires June 2011 (e)



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                    Unrealized
                                                                                                      Notional    Appreciation/
Description                                                                                            Amount     (Depreciation)
------------------------------------ ---------------------------------------------------------- ----------------------------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay monthly
floating rate based on                                                                       $       42,060,622      299,473
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to a 6.50% 30 year Federal Home Loan Mortgage Corporation
Obligation and pay                                                                                   15,290,397       66,708
monthly a floating rate based on 1-month LIBOR less 14 basis points with Merrill Lynch.
Expires December 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a
floating rate based on                                                                               40,000,000       58,663
1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires November 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a
floating rate based on                                                                               35,000,000       51,933
1-month LIBOR with Morgan Stanley.  Expires November 2006.



                                                SCHEDULE OF FUTURES CONTRACTS
                                                                                         Current               Unrealized
                                             Number of             Original               Market             Appreciation/
Type                                         Contracts               Value                Value              (Depreciation)
------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006               320                   $75,691,600           $75,708,000                 $16,400
90 Day Euro Dollar; June 2008                   229                    54,401,813            54,539,213                 137,400
U.S. 10 Year Note; December 2006                251                    26,845,228            27,162,906                 317,678
Sell:
90 Day Euro Dollar; June 2007                   229                    54,284,450            54,358,875                (74,425)
90 Day Euro Dollar; March 2007                  320                    75,752,000            75,824,000                (72,000)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                  Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Mortgage Securities                                                                                                      55.42%
Financial                                                                                                                24.37%
Government                                                                                                               22.88%
Asset Backed Securities                                                                                                  19.90%
Energy                                                                                                                    4.72%
Consumer, Non-cyclical                                                                                                    4.61%
Communications                                                                                                            4.44%
Utilities                                                                                                                 3.39%
Industrial                                                                                                                2.63%
Consumer, Cyclical                                                                                                        2.12%
Basic Materials                                                                                                           1.57%
Technology                                                                                                                0.47%
Diversified                                                                                                               0.05%
Liabilities in Excess of Other Assets, Net                                                                            (-46.57%)
                                                                                                         -----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                         =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                              Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Credit Default Swaps                                                                                                      0.04%
Futures                                                                                                                  14.09%
Total Return Swaps                                                                                                        0.02%


Schedule of Investments
October 31, 2006
Disciplined LargeCap Blend Fund
                                               Shares
                                                Held                Value
                                             ------------- --- -----------------
COMMON STOCKS (99.92%)
Advertising Agencies (0.52%)
Omnicom Group Inc (a)                              55,946   $         5,675,722
                                                               -----------------

Aerospace & Defense (1.66%)
Boeing Co                                          21,292             1,700,379
General Dynamics Corp                              84,390             6,000,129
Lockheed Martin Corp                               78,782             6,848,519
Rockwell Collins Inc                               64,370             3,738,610
                                                               -----------------
                                                                     18,287,637
                                                               -----------------
Aerospace & Defense Equipment (0.84%)
United Technologies Corp                          140,725             9,248,447
                                                               -----------------

Agricultural Operations (0.47%)
Archer-Daniels-Midland Co                         133,001             5,120,538
                                                               -----------------

Airlines (0.20%)
Continental Airlines Inc (a)(b)                    60,560             2,233,453
                                                               -----------------

Apparel Manufacturers (0.68%)
Coach Inc (a)(b)                                  124,951             4,953,057
VF Corp                                            33,281             2,529,689
                                                               -----------------
                                                                      7,482,746
                                                               -----------------
Applications Software (2.42%)
Citrix Systems Inc (b)                            107,332             3,169,514
Microsoft Corp                                    814,279            23,377,950
                                                               -----------------
                                                                     26,547,464
                                                               -----------------
Athletic Footwear (0.33%)
Nike Inc (a)                                       39,472             3,626,687
                                                               -----------------

Beverages - Non-Alcoholic (2.22%)
Coca-Cola Co/The                                  253,003            11,820,300
PepsiCo Inc                                       198,602            12,599,311
                                                               -----------------
                                                                     24,419,611
                                                               -----------------
Beverages - Wine & Spirits (0.29%)
Brown-Forman Corp                                  43,490             3,139,543
                                                               -----------------

Brewery (0.06%)
Anheuser-Busch Cos Inc                             14,070               667,199
                                                               -----------------

Cable TV (0.70%)
Comcast Corp (a)(b)                               121,340             4,934,898
DIRECTV Group Inc/The (a)(b)                      124,550             2,774,974
                                                               -----------------
                                                                      7,709,872
                                                               -----------------
Chemicals - Specialty (0.22%)
Albemarle Corp                                     37,490             2,437,975
                                                               -----------------

Commercial Banks (0.97%)
Colonial BancGroup Inc/The                         80,080             1,909,107
Compass Bancshares Inc (a)                         53,118             2,988,419

Commercial Banks
Regions Financial Corp                            152,390             5,783,200
                                                               -----------------
                                                                     10,680,726
                                                               -----------------
Commercial Services (0.21%)
Alliance Data Systems Corp (a)(b)                  38,364             2,329,462
                                                               -----------------

Computers (3.12%)
Apple Computer Inc (a)(b)                         124,771            10,116,433
Dell Inc (a)(b)                                    23,820               579,540
Hewlett-Packard Co                                353,969            13,712,759
International Business Machines Corp              107,072             9,885,958
                                                               -----------------
                                                                     34,294,690
                                                               -----------------
Computers - Integrated Systems (0.36%)
NCR Corp (a)(b)                                    95,721             3,974,336
                                                               -----------------

Computers - Memory Devices (0.34%)
Network Appliance Inc (a)(b)                      101,420             3,701,830
                                                               -----------------

Computers - Peripheral Equipment (0.25%)
Lexmark International Inc (b)                      43,096             2,740,475
                                                               -----------------

Containers - Paper & Plastic (0.21%)
Bemis Co                                           68,750             2,311,375
                                                               -----------------

Cosmetics & Toiletries (2.34%)
Colgate-Palmolive Co                               93,232             5,964,051
Procter & Gamble Co                               310,756            19,698,823
                                                               -----------------
                                                                     25,662,874
                                                               -----------------
Data Processing & Management (0.22%)
Global Payments Inc                                55,269             2,415,808
                                                               -----------------

Diversified Manufacturing Operations (5.38%)
3M Co                                               7,266               572,851
Carlisle Cos Inc                                   18,600             1,556,634
Cooper Industries Ltd                              36,725             3,285,051
Danaher Corp (a)                                   37,232             2,672,141
Dover Corp                                         87,907             4,175,583
General Electric Co                               858,467            30,140,776
Honeywell International Inc                       134,293             5,656,421
ITT Corp                                           51,107             2,779,710
Parker Hannifin Corp                               58,828             4,919,786
Textron Inc                                        37,140             3,377,140
                                                               -----------------
                                                                     59,136,093
                                                               -----------------
Electric - Generation (0.25%)
AES Corp/The (a)(b)                               125,660             2,763,263
                                                               -----------------

Electric - Integrated (2.88%)
Allegheny Energy Inc (b)                          132,715             5,710,726
Exelon Corp                                        89,210             5,529,236
FirstEnergy Corp                                  116,156             6,835,781
OGE Energy Corp (a)                                71,925             2,774,866
PPL Corp                                           96,917             3,345,575
TXU Corp                                          118,297             7,468,090
                                                               -----------------
                                                                     31,664,274
                                                               -----------------

Electric Products - Miscellaneous (0.46%)
Emerson Electric Co                                59,662             5,035,473
                                                               -----------------

Electronic Components - Semiconductors (2.21%
Freescale Semiconductor Inc - B Shares (b)        112,020             4,405,746
Intel Corp                                        355,623             7,588,995
MEMC Electronic Materials Inc (b)                  64,672             2,295,856
Nvidia Corp (b)                                   164,756             5,745,042
QLogic Corp (b)                                   134,570             2,769,451
Texas Instruments Inc                              49,546             1,495,298
                                                               -----------------
                                                                     24,300,388
                                                               -----------------
Engines - Internal Combustion (0.24%)
Cummins Inc                                        21,020             2,669,120
                                                               -----------------

Enterprise Software & Services (1.53%)
BEA Systems Inc (b)                               180,050             2,929,414
BMC Software Inc (b)                               99,700             3,021,907
Oracle Corp (a)(b)                                585,696            10,817,805
                                                               -----------------
                                                                     16,769,126
                                                               -----------------
Fiduciary Banks (0.39%)
State Street Corp                                  67,367             4,326,982
                                                               -----------------

Finance - Credit Card (0.22%)
American Express Co                                41,767             2,414,550
                                                               -----------------

Finance - Investment Banker & Broker (7.05%)
Bear Stearns Cos Inc/The                           40,302             6,099,708
Citigroup Inc                                     367,636            18,440,622
E*Trade Financial Corp (b)                        123,750             2,880,900
Goldman Sachs Group Inc                            53,717            10,194,950
JPMorgan Chase & Co                               358,735            17,018,388
Lehman Brothers Holdings Inc                      115,214             8,968,258
Merrill Lynch & Co Inc                             54,329             4,749,441
Morgan Stanley                                    118,510             9,057,719
                                                               -----------------
                                                                     77,409,986
                                                               -----------------
Finance - Mortgage Loan/Banker (0.18%)
IndyMac Bancorp Inc (a)                            43,990             1,999,345
                                                               -----------------

Financial Guarantee Insurance (0.44%)
PMI Group Inc/The                                  58,860             2,510,379
Radian Group Inc (a)                               43,828             2,336,032
                                                               -----------------
                                                                      4,846,411
                                                               -----------------
Health Care Cost Containment (0.35%)
McKesson Corp                                      77,300             3,871,957
                                                               -----------------

Home Decoration Products (0.27%)
Newell Rubbermaid Inc                             101,248             2,913,917
                                                               -----------------

Hotels & Motels (0.32%)
Starwood Hotels & Resorts Worldwide Inc            58,970             3,522,868
                                                               -----------------

Independent Power Producer (0.31%)
Dynegy Inc (b)                                    562,880             3,422,310
                                                               -----------------


Industrial Gases (0.28%)
Praxair Inc                                        51,690             3,114,322
                                                               -----------------

Instruments - Scientific (0.25%)
Applera Corp - Applied Biosystems Group            72,970             2,721,781
                                                               -----------------

Investment Management
& Advisory Services (0.68%)
Ameriprise Financial Inc                           64,610             3,327,415
Franklin Resources Inc                             35,930             4,094,583
                                                               -----------------
                                                                      7,421,998
                                                               -----------------
Life & Health Insurance (1.43%)
Cigna Corp                                         33,170             3,880,227
Lincoln National Corp                              83,762             5,302,972
Prudential Financial Inc                           84,167             6,474,967
                                                               -----------------
                                                                     15,658,166
                                                               -----------------
Machinery - Construction & Mining (0.66%)
Caterpillar Inc                                   119,676             7,265,530
                                                               -----------------

Medical - Biomedical/Gene (0.51%)
Amgen Inc (b)                                      74,433             5,650,209
                                                               -----------------

Medical - Drugs (5.17%)
Abbott Laboratories                               166,889             7,928,896
Eli Lilly & Co                                     20,096             1,125,577
Merck & Co Inc                                    304,454            13,828,301
Pfizer Inc                                        590,079            15,725,605
Schering-Plough Corp                              337,756             7,477,918
Wyeth                                             209,024            10,666,495
                                                               -----------------
                                                                     56,752,792
                                                               -----------------
Medical - Generic Drugs (0.23%)
Barr Pharmaceuticals Inc (b)                       49,260             2,579,746
                                                               -----------------

Medical - HMO (1.69%)
Humana Inc (b)                                     63,210             3,792,600
UnitedHealth Group Inc                            159,616             7,786,068
WellPoint Inc (a)(b)                               91,905             7,014,190
                                                               -----------------
                                                                     18,592,858
                                                               -----------------
Medical - Wholesale Drug Distribution (0.27%)
AmerisourceBergen Corp (a)                         61,678             2,911,202
                                                               -----------------

Medical Products (2.66%)
Baxter International Inc                          121,182             5,570,737
Becton Dickinson & Co                              59,274             4,150,958
Johnson & Johnson                                 288,722            19,459,863
                                                               -----------------
                                                                     29,181,558
                                                               -----------------
Metal - Copper (0.49%)
Phelps Dodge Corp                                  53,331             5,353,366
                                                               -----------------

Metal - Diversified (0.29%)
Freeport-McMoRan Copper & Gold Inc                 53,279             3,222,314
                                                               -----------------

Metal Processors & Fabrication (0.22%)
Precision Castparts Corp                           36,041             2,452,950
                                                               -----------------


Motorcycle/Motor Scooter (0.39%)
Harley-Davidson Inc (a)                            61,793             4,240,854
                                                               -----------------

Multi-Line Insurance (3.39%)
Allstate Corp/The                                 119,324             7,321,721
American International Group Inc                  182,475            12,256,846
Assurant Inc (a)                                   37,373             1,968,062
Hartford Financial Services Group Inc              79,810             6,957,038
Metlife Inc                                       153,697             8,780,709
                                                               -----------------
                                                                     37,284,376
                                                               -----------------
Multimedia (1.64%)
McGraw-Hill Cos Inc/The                            86,530             5,552,630
News Corp                                          58,274             1,215,013
Time Warner Inc (a)                                62,080             1,242,221
Viacom Inc (b)                                      7,225               281,197
Walt Disney Co                                    307,738             9,681,437
                                                               -----------------
                                                                     17,972,498
                                                               -----------------
Networking Products (1.63%)
Cisco Systems Inc (b)                             740,895            17,877,796
                                                               -----------------

Office Supplies & Forms (0.30%)
Avery Dennison Corp                                52,050             3,286,437
                                                               -----------------

Oil - Field Services (1.47%)
Baker Hughes Inc                                    7,140               493,017
Halliburton Co (a)                                 15,352               496,637
Helix Energy Solutions Group Inc (a)(b)            56,300             1,818,490
Schlumberger Ltd (a)                              167,722            10,579,904
Smith International Inc                            70,045             2,765,377
                                                               -----------------
                                                                     16,153,425
                                                               -----------------
Oil & Gas Drilling (0.25%)
Noble Corp                                         39,628             2,777,923
                                                               -----------------

Oil Company - Exploration
 & Production (0.84%)
Anadarko Petroleum Corp                            93,640             4,346,769
XTO Energy Inc (a)                                104,700             4,885,302
                                                               -----------------
                                                                      9,232,071
                                                               -----------------
Oil Company - Integrated (6.16%)
Chevron Corp                                      140,142             9,417,542
ConocoPhillips                                    116,987             7,047,297
Exxon Mobil Corp                                  553,814            39,553,396
Marathon Oil Corp                                  76,771             6,633,014
Occidental Petroleum Corp                         106,624             5,004,931
                                                               -----------------
                                                                     67,656,180
                                                               -----------------
Oil Field Machinery & Equipment (0.66%)
Cameron International Corp (a)(b)                  48,058             2,407,706
Grant Prideco Inc (b)                              50,861             1,921,020
National Oilwell Varco Inc (a)(b)                  48,076             2,903,790
                                                               -----------------
                                                                      7,232,516
                                                               -----------------
Paper & Related Products (0.26%)
Temple-Inland Inc                                  73,355             2,893,121
                                                               -----------------

Pharmacy Services (1.06%)
Caremark Rx Inc                                    97,588             4,804,257
Express Scripts Inc (b)                            32,570             2,075,361

Pharmacy Services
Medco Health Solutions Inc (a)(b)                  88,500             4,734,750
                                                               -----------------
                                                                     11,614,368
                                                               -----------------
Property & Casualty Insurance (1.04%)
Chubb Corp                                        113,790             6,047,939
Safeco Corp                                        57,290             3,333,705
WR Berkley Corp                                    56,470             2,081,484
                                                               -----------------
                                                                     11,463,128
                                                               -----------------
Regional Banks (5.63%)
Bank of America Corp                              494,968            26,663,926
Keycorp                                           156,570             5,815,010
National City Corp                                130,640             4,866,340
US Bancorp                                        293,367             9,927,539
Wachovia Corp                                     117,388             6,515,034
Wells Fargo & Co                                  222,126             8,060,953
                                                               -----------------
                                                                     61,848,802
                                                               -----------------
REITS - Office Property (0.55%)
Boston Properties Inc (a)                          56,200             6,003,846
                                                               -----------------

REITS - Regional Malls (0.40%)
Simon Property Group Inc (a)                       45,208             4,389,697
                                                               -----------------

Retail - Apparel & Shoe (0.81%)
Ltd Brands Inc (a)                                119,750             3,529,033
Nordstrom Inc (a)                                 112,324             5,318,541
                                                               -----------------
                                                                      8,847,574
                                                               -----------------
Retail - Building Products (0.19%)
Home Depot Inc (a)                                 54,729             2,043,034
                                                               -----------------

Retail - Discount (1.15%)
Big Lots Inc (a)(b)                               131,540             2,772,863
Family Dollar Stores Inc (a)                       90,870             2,676,122
Target Corp                                         7,985               472,552
Wal-Mart Stores Inc                               137,293             6,765,799
                                                               -----------------
                                                                     12,687,336
                                                               -----------------
Retail - Drug Store (1.22%)
CVS Corp                                          179,230             5,624,238
Walgreen Co                                       178,571             7,799,981
                                                               -----------------
                                                                     13,424,219
                                                               -----------------
Retail - Major Department Store (0.51%)
JC Penney Co Inc                                   74,354             5,593,651
                                                               -----------------

Retail - Office Supplies (0.94%)
Office Depot Inc (b)                               59,383             2,493,492
OfficeMax Inc (a)                                  75,290             3,582,298
Staples Inc (a)                                   163,599             4,219,219
                                                               -----------------
                                                                     10,295,009
                                                               -----------------
Retail - Regional Department Store (0.86%)
Federated Department Stores Inc                   112,680             4,947,779
Kohl's Corp (a)(b)                                 63,800             4,504,280
                                                               -----------------
                                                                      9,452,059
                                                               -----------------
Retail - Restaurants (1.35%)
McDonald's Corp                                   226,989             9,515,379
Starbucks Corp (a)(b)                             140,888             5,318,522
                                                               -----------------
                                                                     14,833,901
                                                               -----------------

Semiconductor Component
- Integrated Circuits (0.17%)
Atmel Corp (b)                                    325,960             1,874,270
                                                               -----------------

Semiconductor Equipment (0.23%)
Lam Research Corp (a)(b)                           51,732             2,558,147
                                                               -----------------

Steel - Producers (1.14%)
Carpenter Technology Corp                          22,940             2,454,351
Nucor Corp (a)                                    116,952             6,831,166
United States Steel Corp                           47,544             3,213,974
                                                               -----------------
                                                                     12,499,491
                                                               -----------------
Telecommunication Equipment (0.16%)
Harris Corp                                        42,456             1,808,626
                                                               -----------------

Telecommunication Services (0.23%)
Amdocs Ltd (b)                                     65,282             2,530,330
                                                               -----------------

Telephone - Integrated (3.66%)
AT&T Inc (a)                                      397,802            13,624,718
BellSouth Corp                                    235,600            10,625,560
Citizens Communications Co (a)                    313,310             4,593,125
Qwest Communications International Inc (a)(b)     587,830             5,072,973
Verizon Communications Inc                        170,938             6,324,706
                                                               -----------------
                                                                     40,241,082
                                                               -----------------
Therapeutics (0.07%)
Gilead Sciences Inc (a)(b)                         11,605               799,584
                                                               -----------------

Tobacco (2.15%)
Altria Group Inc                                  233,459            18,987,221
Loews Corp - Carolina Group (a)                    31,848             1,841,451
Reynolds American Inc (a)                          44,042             2,781,693
                                                               -----------------
                                                                     23,610,365
                                                               -----------------
Tools - Hand Held (0.21%)
Snap-On Inc                                        48,200             2,266,846
                                                               -----------------

Toys (0.21%)
Mattel Inc                                        100,780             2,280,651
                                                               -----------------

Transport - Services (0.62%)
CH Robinson Worldwide Inc                          63,320             2,642,977
FedEx Corp                                         17,266             1,977,648
United Parcel Service Inc (a)                      28,866             2,175,053
                                                               -----------------
                                                                      6,795,678
                                                               -----------------
Web Portals (0.99%)
Google Inc (a)(b)                                  22,854            10,887,417
                                                               -----------------

Wireless Equipment (1.44%)
Motorola Inc                                      366,454             8,450,429
Qualcomm Inc                                      202,804             7,380,038
                                                               -----------------
                                                                     15,830,467
                                                               -----------------
TOTAL COMMON STOCKS                                         $     1,097,740,100
                                                               -----------------

                                             Principal
                                               Amount               Value
                                             ------------- --- -----------------
SHORT TERM INVESTMENTS (0.03%)
Commercial Paper (0.03%)
Investment in Joint Trading Account;
        Federal Home Loan Bank
       5.145%, 11/ 1/2006                         335,372               335,372
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                $           335,372
                                                               -----------------
MONEY MARKET FUNDS (8.66%)
Money Center Banks (8.66%)
BNY Institutional Cash Reserve Fund (c)        95,155,000            95,155,000
                                                               -----------------
TOTAL MONEY MARKET FUNDS                                    $        95,155,000
                                                               -----------------
Total Investments                                           $     1,193,230,472
Liabilities in Excess
 of Other Assets, Net - (8.61)%                                    (94,625,661)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                  $     1,098,604,811
                                                               =================
                                                               -----------------

                                                               =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $       126,251,102
Unrealized Depreciation                                      (16,531,929)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                    109,719,173
Cost for federal income tax purposes                        1,083,511,299


Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                31.03%
Consumer, Non-cyclical                                   20.04%
Communications                                           10.97%
Technology                                               10.85%
Industrial                                               10.76%
Consumer, Cyclical                                        9.42%
Energy                                                    9.38%
Utilities                                                 3.44%
Basic Materials                                           2.69%
Mortgage Securities                                       0.03%
Liabilities in Excess of Other Assets, Net             (-8.61%)
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================


Schedule of Investments
October 31, 2006
Diversified International Fund
                                             Shares
                                             Held                Value
                                             ---------- --- -----------------
COMMON STOCKS (97.40%)
Advanced Materials & Products (0.01%)
Ohara Inc                                        1,000   $            50,361
                                                            -----------------

Advertising Services (0.35%)
Aegis Group Plc                                954,164             2,433,999
Publicis Groupe                                  9,023               349,182
                                                            -----------------
                                                                   2,783,181
                                                            -----------------
Aerospace & Defense (0.45%)
Rolls-Royce Group PLC - B Shares             4,434,733                28,218
Rolls-Royce Group PLC (a)                      393,317             3,523,815
                                                            -----------------
                                                                   3,552,033
                                                            -----------------
Agricultural Operations (0.05%)
Astra Agro Lestari Tbk PT                      101,293               108,379
Astral Foods Ltd                                18,563               241,425
Provimi SA                                         696                26,633
                                                            -----------------
                                                                     376,437
                                                            -----------------
Airlines (0.10%)
Deutsche Lufthansa AG                           10,303               237,100
Jazz Air Income Fund                             2,536                21,004
Korean Air Lines Co Ltd                          9,990               355,196
Thai Airways International Public Ltd (a)(b)   161,800               211,503
                                                            -----------------
                                                                     824,803
                                                            -----------------
Airport Development & Maintenance (0.01%)
Japan Airport Terminal Co Ltd                    5,800                68,320
                                                            -----------------

Apparel Manufacturers (0.32%)
Adolfo Dominguez                                   336                22,644
Gildan Activewear (a)                           40,629             2,072,697
Handsome Co Ltd                                  3,567                58,680
Mariella Burani SpA                              1,342                34,703
Valentino Fashion Group SpA                      2,692                96,550
Youngone Corp                                   55,480               296,773
                                                            -----------------
                                                                   2,582,047
                                                            -----------------
Appliances (0.01%)
AFG Arboinia - Forster Holding                      45                15,801
Schulthess Group                                    96                55,955
                                                            -----------------
                                                                      71,756
                                                            -----------------
Applications Software (0.16%)
Infosys Technologies Ltd ADR (c)                12,177               634,422
NSD CO LTD                                       2,000                77,333
Sage Group PLC                                  51,360               235,093
SimCorp A/S                                        200                36,099
Tata Consultancy Services Ltd                   10,934               263,965
                                                            -----------------
                                                                   1,246,912
                                                            -----------------
Athletic Footwear (0.27%)
Puma AG Rudolf Dassler Sport                     6,014             2,136,080
                                                            -----------------

Audio & Video Products (0.69%)
Canon Electronics Inc                            2,609               107,340
D&M Holdings Inc                                11,287                36,417

Audio & Video Products
Matsushita Electric Industrial Co Ltd          256,000             5,342,666
                                                            -----------------
                                                                   5,486,423
                                                            -----------------
Auto - Car & Light Trucks (2.68%)
Bayerische Motoren Werke AG                     59,330             3,406,924
Honda Motor Co Ltd                              84,800             2,996,645
Hyundai Motor Co                                 3,508               285,197
Mazda Motor Corp                               343,000             2,315,846
Suzuki Motor Corp (c)                           89,600             2,539,132
Tofas Turk Otomobil Fabrikasi AS                94,188               311,163
Toyota Motor Corp                              159,652             9,443,800
                                                            -----------------
                                                                  21,298,707
                                                            -----------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd (b)                     22,638               390,505
                                                            -----------------

Auto/Truck Parts & Equipment -Original(0.99%)
Brembo SpA                                       4,669                54,349
Denso Corp                                      84,400             3,213,043
Eagle Industry Co Ltd                            5,971                51,323
Futaba Industrial Co Ltd                         4,970               113,480
Halla Climate Control                           17,900               207,079
Hyundai Mobis                                    2,795               272,914
Keihin Corp                                      6,400               152,687
NGK Spark Plug Co Ltd                          171,000             3,597,926
Nippon Seiki Co Ltd                              2,915                69,544
Nissin Kogyo Co Ltd                              6,236               149,040
                                                            -----------------
                                                                   7,881,385
                                                            -----------------
Auto/Truck Parts & Equipment
 - Replacement (0.00%)
Geely Automobile Holdings Ltd                  195,000                22,056
                                                            -----------------

Beverages - Non-Alcoholic (0.03%)
Asahi Soft Drinks Co Ltd                         3,332                48,520
Coca-Cola Icecek AS (a)                         27,097               158,793
Kagome Co Ltd                                    2,874                40,993
                                                            -----------------
                                                                     248,306
                                                            -----------------
Beverages - Wine & Spirits (0.56%)
C&C Group PLC                                  262,066             4,355,056
Mercian Corp                                     9,492                22,686
Yantai Changyu Pioneer Wine Co                  18,500                63,012
                                                            -----------------
                                                                   4,440,754
                                                            -----------------
Brewery (0.96%)
Heineken NV                                     82,548             3,741,359
InBev NV                                        69,096             3,892,757
                                                            -----------------
                                                                   7,634,116
                                                            -----------------
Broadcasting Services & Programming (0.05%)
Grupo Televisa SA ADR                           17,342               428,001
                                                            -----------------

Building - Heavy Construction (1.83%)
ACS Actividades de Construccion yServicios SA 100,970             5,068,604
Aker Kvaerner ASA                               36,708             3,816,180
Fomento de Construcciones y Contratas SA        28,487             2,483,359
Lemminkainen Oyj                                   213                 9,923
Maeda Road Construction Co Ltd                   5,223                36,022
Severfield-Rowen PLC                             2,398                71,347
Veidekke ASA                                     1,235                41,538
Vinci SA                                        24,085             2,712,898

Building - Heavy Construction
YTL Corp Bhd                                   208,900               314,566
                                                            -----------------
                                                                  14,554,437
                                                            -----------------
Building - Maintenance & Service (0.03%)
Babcock International Group                     32,956               235,862
                                                            -----------------

Building - Residential & Commercial (0.11%)
Haseko Corp (a)                                 32,500               111,519
Kaufman & Broad SA                               1,132                65,162
Klabin Segall SA (a)                            37,206               261,033
Persimmon PLC                                   16,611               422,942
Sunland Group Ltd                               20,612                46,576
                                                            -----------------
                                                                     907,232
                                                            -----------------
Building & Construction -Miscellaneous(0.62%)
Bouygues SA                                     36,115             2,105,648
Cosco International Holdings Ltd               146,000                53,294
Galliford Try PLC                               15,326                39,315
JM AB                                           12,308               242,448
Kolon Engineering & Construction Co Ltd          3,180                52,820
Leighton Holdings Ltd                          113,464             1,867,594
Morgan Sindall PLC                               4,989               117,988
Murray & Roberts Holdings Ltd                   74,927               386,198
United Group Ltd                                 6,370                72,019
                                                            -----------------
                                                                   4,937,324
                                                            -----------------
Building & Construction Products
         - Miscellaneous (0.31%)
Geberit AG                                       1,623             2,115,113
Kingspan Group PLC                               7,985               169,590
Nichias Corp                                    11,000                77,837
Rockwool International AS                          434                67,261
                                                            -----------------
                                                                   2,429,801
                                                            -----------------
Building Products - Air & Heating (0.00%)
Belimo Holding AG                                   15                13,386
                                                            -----------------

Building Products - Cement & Aggregate(0.90%)
ACC Ltd                                         15,178               325,874
Akcansa Cimento AS                               7,338                39,733
Anhui Conch Cement Co Ltd                      172,000               382,456
Buzzi Unicem SpA                                 3,440                90,667
Cementir SpA                                     3,649                29,924
Cemex SAB de CV (a)                            328,058             1,004,776
Ciments Francais SA                                726               123,520
Grasim Industries Ltd                            5,746               350,623
Gujarat Ambuja Cements Ltd                      81,881               213,658
Holcim Ltd                                      52,373             4,509,505
Italmobiliare SpA                                  136                13,111
Semapa-Sociedade de                              2,397                24,322
Investimento e Gestao SGPS SA
                                                            -----------------
                                                                   7,108,169
                                                            -----------------
Capacitors (0.26%)
Mitsumi Electric Co Ltd                        143,009             2,093,470
                                                            -----------------

Casino Hotels (0.04%)
Genting Bhd                                     38,498               281,950
                                                            -----------------

Cellular Telecommunications (1.72%)
America Movil SA de CV ADR                      31,417             1,346,847
China Mobile Ltd                               881,823             7,163,165
Cosmote Mobile Telecommunications SA            48,025             1,183,033

Cellular Telecommunications
Okinawa Cellular Telephone Co                       14                33,579
SK Telecom Co Ltd                                1,466               318,188
Turkcell Iletisim Hizmet AS                          1                     5
Vimpel-Communications ADR (a)                    7,837               517,164
Vodafone Group PLC                           1,195,414             3,077,908
                                                            -----------------
                                                                  13,639,889
                                                            -----------------
Chemicals - Diversified (1.47%)
DC Chemical Co Ltd                                 740                36,050
Foseco PLC                                       4,463                16,109
Fujimi Inc                                       1,800                52,853
K+S AG                                           3,930               371,792
Koninklijke DSM NV                               1,840                83,865
Lanxess AG (a)                                   8,555               391,236
Mitsubishi Gas Chemical Co Inc                 312,466             2,971,167
Nan Ya Plastics Corp                           286,340               413,239
Nippon Soda Co Ltd                             252,306             1,330,930
NOF Corp                                        19,000               109,795
Shin-Etsu Chemical Co Ltd                       45,000             2,946,097
Sumitomo Chemical Co Ltd                       390,715             2,781,412
Sumitomo Seika Chemicals Co Ltd                  4,012                23,252
Tokuyama Corp                                   11,000               138,210
                                                            -----------------
                                                                  11,666,007
                                                            -----------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                            3,080                26,806
Toho Tenax Co Ltd (a)                            6,545                50,000
                                                            -----------------
                                                                      76,806
                                                            -----------------
Chemicals - Other (0.01%)
Kingboard Chemical Holdings Ltd                 21,500                76,408
                                                            -----------------

Chemicals - Specialty (0.41%)
Elementis Plc                                   11,785                19,555
Umicore                                         20,915             3,246,112
                                                            -----------------
                                                                   3,265,667
                                                            -----------------
Circuit Boards (0.38%)
Ibiden Co Ltd                                   56,300             2,945,833
Simm Tech Co Ltd                                 5,597                56,433
                                                            -----------------
                                                                   3,002,266
                                                            -----------------
Coatings & Paint (0.02%)
Kansai Paint Co Ltd                             15,000               125,347
Nippon Paint Co Ltd                              7,839                42,020
                                                            -----------------
                                                                     167,367
                                                            -----------------
Commercial Banks (17.17%)
Allied Irish Banks PLC                         169,297             4,613,380
Alpha Bank AE                                  116,906             3,402,074
Amagerbanken A/S                                   150                 9,735
Attijariwafa Bank                                  175                41,341
Australia & New Zealand Banking Group Ltd      262,200             5,892,317
Banca Popolare di Milano SCRL                   16,371               242,176
Banche Popolari Unite Scpa                       6,004               164,760
Banco Bilbao Vizcaya Argentaria SA             241,128             5,822,920
Banco do Brasil SA                              13,828               335,934
Banco Nossa Caixa SA (a)                         8,300               195,077
Banco Santander Central Hispano SA             578,230            10,007,657
Bank BPH                                           999               285,706
Bank of Communications Co Ltd (c)              532,000               399,329
Bank of Ireland                                150,266             3,024,576

Commercial Banks
Bank of Iwate Ltd/The                              481                28,822
Bank of Montreal (a)                            53,700             3,328,542
Bank of Nagoya Ltd/The                           2,731                18,602
Bank of the Philippine Islands                 117,744               146,471
Bank Rakyat Indonesia                        1,255,000               674,842
Barclays PLC                                   674,714             9,104,367
BNP Paribas                                     86,455             9,506,431
Bumiputra-Commerce Holdings Bhd                179,600               339,285
Canadian Western Bank                              700                26,427
China Merchants Bank Co Ltd (a)                107,000               166,959
Daegu Bank                                     114,600             1,897,432
Dah Sing Banking Group Ltd                      12,800                26,915
Daito Bank Ltd/The                               6,763                 9,814
Deutsche Bank AG                                42,885             5,386,077
Fortis                                         164,364             6,899,898
Greek Postal Savings Bank (a)                   63,593             1,452,896
HDFC Bank Ltd ADR                                4,586               317,626
HSBC Holdings PLC                              693,385            13,145,115
Industrial & Commercial Bank of China (a)    1,170,000               523,325
Industrial and Commercial Bank of China         51,304                88,889
Julius Baer Holding AG                           2,011               212,441
Kagoshima Bank Ltd/The                           3,902                28,177
Keiyo Bank Ltd/The                              17,520               100,345
Komercni Banka AS                                1,657               257,863
Kookmin Bank                                    11,558               918,801
Mitsubishi UFJ Financial Group Inc                 163             2,045,239
Mizuho Financial Group Inc                         951             7,394,998
Nedbank Group Ltd                               16,831               277,927
Oita Bank Ltd/The                                4,070                27,931
Pusan Bank                                       9,555               122,708
Raiffeisen International Bank Holding AS         5,769               660,120
Royal Bank of Canada (a)                       146,500             6,511,402
San-In Godo Bank Ltd/The                         2,936                27,016
SanPaolo IMI SpA                                93,246             1,991,124
Sberbank                                           339               762,750
Siam Commercial Bank Public (a)(b)             135,500               239,856
Societe Generale                                37,654             6,257,404
Solomon Mutual Savings Bank                      1,696                33,211
Sparebanken Midt-Norge                           2,585                32,011
State Bank of India Ltd (b)                      1,364                85,932
Sumitomo Mitsui Financial Group Inc                609             6,653,749
Sumitomo Trust & Banking Co Ltd/The            424,000             4,552,874
Swedbank AB                                    104,700             3,428,913
Sydbank A/S                                      3,450               136,476
Tokushima Bank Ltd/The                           2,625                17,477
UniCredito Italiano SpA                        698,644             5,791,715
Vontobel Holding AG                              1,967                84,367
Wing Hang Bank Ltd                               9,328                90,639
                                                            -----------------
                                                                 136,269,183
                                                            -----------------
Commercial Services (0.04%)
Aggreko Plc                                     39,248               266,110
Daiseki Co Ltd                                     742                17,892
ITE Group PLC                                    2,932                 7,954
Spice PLC                                        1,441                 9,324
                                                            -----------------
                                                                     301,280
                                                            -----------------
Computer Data Security (0.01%)
Protect Data AB                                  1,931                43,720
                                                            -----------------

Computer Services (0.04%)
Alten (a)                                        2,525                87,886
Indra Sistemas SA                                7,501               166,587
NEC Fielding Ltd                                 2,200                30,383
                                                            -----------------
                                                                     284,856
                                                            -----------------
Computers (0.16%)
High Tech Computer Corp                         30,000               744,137
Wincor Nixdorf AG                                  854               118,266
Wistron Corp                                   357,166               413,436
                                                            -----------------
                                                                   1,275,839
                                                            -----------------
Computers - Integrated Systems (0.01%)
DTS Corp                                           500                19,760
Ingenico                                         1,282                29,666
NS Solutions Corp                                1,400                40,989
                                                            -----------------
                                                                      90,415
                                                            -----------------
Computers - Memory Devices (0.02%)
Quanta Storage Inc                             100,270               129,633
                                                            -----------------

Computers - Peripheral Equipment (0.02%)
Logitech International SA (a)                    4,928               129,554
                                                            -----------------

Consulting Services (0.02%)
ASK Planning Center Inc                          4,093                19,250
Groupe Steria SCA                                  547                31,522
Intage Inc                                         848                18,204
Poyry Oyj                                        1,602                20,754
Savills PLC                                      7,507                86,407
                                                            -----------------
                                                                     176,137
                                                            -----------------
Containers - Paper & Plastic (0.00%)
FP Corp                                            339                12,645
                                                            -----------------

Cosmetics & Toiletries (0.01%)
Milbon Co Ltd                                      700                23,183
Pigeon Corp                                      3,100                56,626
                                                            -----------------
                                                                      79,809
                                                            -----------------
Distribution & Wholesale (0.35%)
Esprit Holdings Ltd                            246,500             2,385,714
IMS-Intl Metal Service                             363                 8,854
Inabata & Co Ltd                                 3,356                25,208
Inchcape Plc                                    28,189               278,358
MARR SpA                                         1,192                 9,973
Matsuda Sangyo Co Ltd                            2,004                35,323
Tat Hong Holdings Ltd                           31,000                24,885
                                                            -----------------
                                                                   2,768,315
                                                            -----------------
Diversified Financial Services (0.69%)
Acta Holding ASA                                25,167               116,198
Cathay Financial Holding Co Ltd                132,402               256,763
Indiabulls Financial Services Ltd               22,193               208,943
Investec Ltd                                    52,319               524,455
Irish Life & Permanent Plc                      95,850             2,355,022
Mega Financial Holding Co Ltd                  728,000               513,277
Shin Kong Financial Holding Co Ltd             428,446               378,722
Shinhan Financial Group Co Ltd                  10,349               477,249
Woori Finance Holdings Co Ltd                   29,110               622,550
                                                            -----------------
                                                                   5,453,179
                                                            -----------------
Diversified Manufacturing Operations (0.56%)
Aalberts Industries NV                             967                75,905
Diversified Manufacturing Operations
Charter PLC (a)                                242,007             4,255,616
Senior PLC                                      14,947                17,960
SKC Co Ltd                                       3,920                94,859
                                                            -----------------
                                                                   4,444,340
                                                            -----------------
Diversified Minerals (2.79%)
Anglo American PLC                              44,797             2,019,761
Antofagasta PLC                                330,589             3,196,685
BHP Billiton PLC                               310,860             5,994,039
EuroZinc Mining Corp (a)                        50,114               163,699
Independence Group NL                            6,593                24,745
Inmet Mining Corp                               48,933             2,443,484
Mincor Resources NL                             11,647                16,584
Nittetsu Mining Co Ltd                          10,955                86,215
Tek Cominco Limited (a)                         38,498             2,840,149
Xstrata PLC                                    125,217             5,349,521
                                                            -----------------
                                                                  22,134,882
                                                            -----------------
Diversified Operations (0.42%)
Altri SGPS SA                                    3,855                19,042
Barloworld Ltd                                  14,676               283,514
Bergman & Beving AB                              1,399                31,384
Bidvest Group Ltd (a)                           27,793               459,317
Grupo Carso SA de CV                           146,400               492,471
GS Holdings Corp                                54,000             1,888,453
Haci Omer Sabanchi Holding (a)                       3                     3
Hunting Plc                                     11,358               108,312
Kardan NV (a)                                    1,160                14,480
                                                            -----------------
                                                                   3,296,976
                                                            -----------------
Diversified Operations
& Commercial Services (0.00%)
Eveready Income Fund                             1,636                10,367
                                                            -----------------

Electric - Distribution (0.49%)
National Grid PLC                              298,993             3,820,669
SP AusNet                                       52,347                52,661
                                                            -----------------
                                                                   3,873,330
                                                            -----------------
Electric - Generation (0.15%)
CEZ                                              8,224               324,898
China Power International Development Ltd      745,000               356,210
China Resources Power Holdings Co              252,000               314,180
Glow Energy PCL (b)                            198,071               165,868
                                                            -----------------
                                                                   1,161,156
                                                            -----------------
Electric - Integrated (2.93%)
ASM                                              9,922                47,015
BKW FMB Energie AG                                 207                20,053
CPFL Energia SA                                 19,330               245,920
E.ON AG                                         60,444             7,226,463
Fortis Inc                                       5,230               119,728
Fortum Oyj                                     163,744             4,505,949
Hokkaido Electric Power Co Inc                  92,000             2,190,944
International Power PLC                        679,661             4,339,268
MVV Energie AG                                     476                14,241
RWE AG                                          43,609             4,298,115
Terna Participacoes SA (a)                      11,018               116,983
Union Fenosa SA                                  2,087               106,017
                                                            -----------------
                                                                  23,230,696
                                                            -----------------
Electric - Transmission (0.06%)
Red Electrica de Espana                          4,675               181,455

Electric - Transmission
Terna SpA                                       90,184               273,955
                                                            -----------------
                                                                     455,410
                                                            -----------------
Electric Products - Miscellaneous (0.33%)
Casio Computer Co Ltd                          106,600             2,151,927
LG Electronics Inc                               6,960               421,057
Solar Holdings A/S                                  90                 9,771
                                                            -----------------
                                                                   2,582,755
                                                            -----------------
Electronic Components - Miscellaneous (0.21%)
AAC Acoustic Technology Holdings Inc (a)       138,000               160,344
Chemring Group PLC                               3,818               115,271
HON HAI Precision Industry Co Ltd              162,194             1,050,896
Koa Corp                                         7,482                99,564
Nihon Dempa Kogyo Co Ltd                         1,400                57,360
Star Micronics Co Ltd                            7,415               137,661
Telecomunicaciones y Energia (a)                   664                10,475
                                                            -----------------
                                                                   1,631,571
                                                            -----------------
Electronic Components - Semiconductors (0.36%
Hynix Semiconductor Inc (a)                     12,686               460,477
Komatsu Electronic Metals Co Ltd                   970                38,749
MediaTek Inc                                    23,740               231,618
Nihon Aim Co Ltd                                    16                31,958
Samsung Electronics Co Ltd                       3,227             2,092,652
                                                            -----------------
                                                                   2,855,454
                                                            -----------------
Electronic Connectors (0.00%)
Iriso Electronics Co Ltd                           500                17,925
                                                            -----------------

Electronic Measurement Instruments (0.24%)
A&D Co Ltd                                         400                 8,553
ESPEC Corp                                       1,100                14,356
Halma PLC                                      478,957             1,906,894
Sartorius AG                                       258                10,439
                                                            -----------------
                                                                   1,940,242
                                                            -----------------
Electronic Parts Distribution (0.00%)
Marubun Corp                                       900                12,337
                                                            -----------------

Engineering - Research
 & Development Services (0.76%)
ABB Ltd                                        389,061             5,786,573
Arcadis NV                                       1,634                79,877
Bradken Ltd                                     13,193                62,380
Keller Group PLC                                 3,987                57,449
Macmahon Holdings Ltd                           13,028                 9,376
WSP Group PLC                                    1,652                15,470
                                                            -----------------
                                                                   6,011,125
                                                            -----------------
Enterprise Software & Services (0.27%)
Autonomy Corp PLC (a)                           12,730               116,661
Nomura Research Institute Ltd                   13,900             2,024,105
Software AG                                        105                 7,233
                                                            -----------------
                                                                   2,147,999
                                                            -----------------
Entertainment Software (0.22%)
Capcom Co Ltd (c)                               92,817             1,699,394
SCI Entertainment Group Plc (a)                  3,172                30,037
                                                            -----------------
                                                                   1,729,431
                                                            -----------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                       1,229                47,653
                                                            -----------------


E-Services - Consulting (0.01%)
Ementor ASA (a)                                 16,598                83,739
IXI Co Ltd                                          10                32,009
                                                            -----------------
                                                                     115,748
                                                            -----------------
Feminine Health Care Products (0.06%)
Hengan International Group Co Ltd              211,517               508,929
                                                            -----------------

Filtration & Separation Products (0.03%)
Alfa Laval AB                                    5,831               215,996
                                                            -----------------

Finance - Credit Card (0.05%)
LG Card Co Ltd                                   6,430               409,467
                                                            -----------------

Finance - Investment Banker & Broker (1.47%)
Babcock & Brown Ltd                             13,549               228,780
Macquarie Bank Ltd                              47,472             2,738,685
Takagi Securities Co Ltd                         8,273                36,297
UBS AG (a)                                     145,406             8,685,666
                                                            -----------------
                                                                  11,689,428
                                                            -----------------
Finance - Leasing Company (1.16%)
Banca Italease SpA                               5,446               304,873
Fuyo General Lease Co Ltd                        2,280                68,893
ORIX Corp                                       22,528             6,336,030
STB Leasing Co Ltd                                 953                16,635
Sumisho Lease Co Ltd (c)                        41,500             2,465,452
                                                            -----------------
                                                                   9,191,883
                                                            -----------------
Finance - Other Services (1.38%)
Datamonitor PLC                                  2,463                19,260
Deutsche Boerse AG                              30,770             4,946,497
Euronext NV (a)                                  3,136               314,208
Grupo Financiero Banorte SA de CV              178,900               648,345
Hellenic Exchanges Holding SA (a)                6,551               115,220
Man Group Plc                                  520,689             4,846,205
Pinetree Capital Ltd (a)                         2,240                28,429
                                                            -----------------
                                                                  10,918,164
                                                            -----------------
Fisheries (0.01%)
Katokichi Co Ltd                                14,805               115,756
                                                            -----------------

Food - Confectionery (0.00%)
Barry Callebaut AG (a)                              69                33,395
                                                            -----------------

Food - Dairy Products (0.53%)
Meiji Dairies Corp                             320,000             2,097,734
Robert Wiseman Dairies Plc                       3,408                28,160
Wimm-Bill-Dann Foods OJSC ADR (c)                9,056               381,710
Yakult Honsha Co Ltd                            62,200             1,667,091
                                                            -----------------
                                                                   4,174,695
                                                            -----------------
Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                               153                12,812
                                                            -----------------

Food - Miscellaneous/Diversified (2.02%)
East Asiatic Co Ltd A/S                          2,646               133,217
Groupe Danone                                   41,681             6,107,340
Iaws Group Plc                                   4,761               104,824
Nestle SA                                       28,110             9,604,655
Nisshin Oillio Group Ltd/The                    14,000                81,738

Food - Miscellaneous/Diversified
Unicharm Petcare Corp                            1,163                43,381
                                                            -----------------
                                                                  16,075,155
                                                            -----------------
Food - Retail (0.32%)
BIM Birlesik Magazalar AS                          390                17,241
Hakon Invest AB                                  1,708                31,694
Metro Inc                                        3,400               105,782
Shoprite Holdings Ltd                           97,401               354,922
WM Morrison Supermarkets PLC                   418,812             2,058,834
                                                            -----------------
                                                                   2,568,473
                                                            -----------------
Food - Wholesale & Distribution (0.00%)
Sligro Food Group NV                               632                37,510
                                                            -----------------

Footwear & Related Apparel (0.01%)
Prime Success International Group               92,292                75,682
                                                            -----------------

Gold Mining (0.06%)
Gold Fields Ltd                                 12,469               206,067
Northgate Minerals Corp (a)                     12,508                40,300
Polyus Gold Co ADR (a)(c)                        5,474               261,383
                                                            -----------------
                                                                     507,750
                                                            -----------------
Hazardous Waste Disposal (0.01%)
Newalta Income Fund                              2,000                59,066
                                                            -----------------

Home Decoration Products (0.00%)
Hunter Douglas NV                                  403                31,017
                                                            -----------------

Home Furnishings (0.02%)
Nobia AB                                         4,164               147,615
                                                            -----------------

Hotels & Motels (0.02%)
Millennium & Copthorne Hotels PLC                4,716                48,188
Sol Melia SA                                     7,816               147,246
                                                            -----------------
                                                                     195,434
                                                            -----------------
Human Resources (0.30%)
Michael Page International Plc                 271,139             2,089,185
Robert Walters Plc                               8,856                44,760
USG People NV                                    6,128               250,758
                                                            -----------------
                                                                   2,384,703
                                                            -----------------
Import & Export (0.92%)
Itochu Corp                                    313,000             2,490,000
Sumitomo Corp                                  367,000             4,817,942
                                                            -----------------
                                                                   7,307,942
                                                            -----------------
Industrial Audio & Video Products (0.00%)
EVS Broadcast Equipment SA                         762                41,383
                                                            -----------------

Industrial Automation & Robots (0.02%)
CKD Corp                                        12,400               137,701
                                                            -----------------

Instruments - Controls (0.01%)
Rotork Plc                                       8,036               120,313
                                                            -----------------

Instruments - Scientific (0.00%)
Lasertec Corp                                    1,300                33,289
                                                            -----------------


Internet Connectivity Services (0.01%)
Hanarotelecom Inc (a)                           10,285                82,415
                                                            -----------------

Internet Content - Entertainment (0.01%)
Buongiorno SpA (a)                              15,525                82,284
                                                            -----------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                      7,198                37,432
Seek Ltd                                         6,974                28,711
                                                            -----------------
                                                                      66,143
                                                            -----------------
Internet Gambling (0.02%)
IG Group Holdings PLC                           34,760               168,887
                                                            -----------------

Investment Companies (0.00%)
ABG Sundal Collier ASA                          16,114                28,823
Bure Equity AB (a)                              27,046                12,322
                                                            -----------------
                                                                      41,145
                                                            -----------------
Investment Management
& Advisory Services (0.08%)
Allco Finance Group Ltd                         13,921               119,685
Dundee Wealth Management Inc                     1,107                15,304
Kenedix Inc                                         51               286,006
MFS Ltd                                         16,872                53,662
MPC Muenchmeyer Petersen Capital AG                287                25,287
Risa Partners Inc                                   13                60,475
Secured Capital Japan Co Ltd                        12                37,489
Simplex Investment Advisors Inc (a)                 27                34,109
                                                            -----------------
                                                                     632,017
                                                            -----------------
Leisure & Recreation Products (0.00%)
CTS Eventim AG                                     921                31,739
                                                            -----------------

Life & Health Insurance (0.13%)
China Life Insurance Co Ltd                    198,000               416,856
Sanlam Ltd                                     142,882               338,714
Swiss Life Holding (a)                           1,193               281,501
                                                            -----------------
                                                                   1,037,071
                                                            -----------------
Machinery - Construction & Mining (0.94%)
Aichi Corp                                       4,546                47,612
Atlas Copco AB                                  79,529             2,323,735
Duro Felguera SA                                 8,328                77,170
Hitachi Construction Machinery Co Ltd           65,900             1,563,757
Komatsu Ltd                                    186,000             3,349,921
Palfinger AG                                       208                22,524
Takeuchi Manufacturing Co Ltd                    2,100                89,087
                                                            -----------------
                                                                   7,473,806
                                                            -----------------
Machinery - Electrical (0.04%)
Disco Corp                                       1,283                76,112
KCI Konecranes Oyj                               9,879               212,842
                                                            -----------------
                                                                     288,954
                                                            -----------------
Machinery - General Industry (1.19%)
Deutz AG (a)                                     2,222                22,405
Frigoglass SA                                    1,473                30,457
Haulotte Group                                   6,165               156,903
Industrias CH SA (a)                            62,414               242,432
Laperriere & Verreault Group (a)                   336                 8,019
MAN AG                                          63,840             5,658,968
Miyachi Corp                                     2,000                35,252
MMI Holding Ltd                                135,118                86,772
Machinery - General Industry
Sintokogio Ltd                                   6,279                77,982
Sumitomo Heavy Industries Ltd                  367,000             3,138,867
                                                            -----------------
                                                                   9,458,057
                                                            -----------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                4,233                83,645
                                                            -----------------

Machinery - Thermal Processing (0.00%)
Denyo Co Ltd                                     2,598                28,097
                                                            -----------------

Machinery Tools & Related Products (0.28%)
Gildemeister AG                                  1,169                11,638
Mori Seiki Co Ltd                              104,400             2,178,806
Schweiter Technologies AG                           32                 9,442
                                                            -----------------
                                                                   2,199,886
                                                            -----------------
Medical - Biomedical/Gene (0.00%)
Arpida Ltd (a)                                   1,239                29,036
                                                            -----------------

Medical - Drugs (5.73%)
Actelion Ltd (a)                                11,996             2,020,470
Astellas Pharma Inc                             73,300             3,297,264
AstraZeneca PLC                                134,135             7,925,508
Daewoong Pharmaceutical Co Ltd                     610                33,019
Eisai Co Ltd                                    39,500             2,019,589
GlaxoSmithKline PLC                            150,910             4,029,486
Hikma Pharmaceuticals PLC                       10,702                82,308
Kobayashi Pharmaceutical Co Ltd                  1,436                55,035
Kyorin Co Ltd                                    4,000                48,790
Merck KGaA                                      13,154             1,387,627
Nippon Shinyaku Co Ltd                           4,166                34,209
Novartis AG                                     95,711             5,809,527
Oriola-KD OYJ (a)                                4,781                17,086
Recordati SpA                                   10,889                83,806
Roche Holding AG                                58,924            10,312,944
Sanofi-Aventis                                  15,008             1,275,761
Santen Pharmaceutical Co Ltd                     2,000                52,068
Seikagaku Corp                                   1,680                17,509
Shire PLC                                      155,069             2,828,874
Takeda Pharmaceutical Co Ltd                    64,100             4,109,009
TopoTarget A/S (a)                               3,500                21,997
                                                            -----------------
                                                                  45,461,886
                                                            -----------------
Medical - Generic Drugs (0.09%)
Sawai Pharmaceutical Co Ltd                      3,336               154,050
Teva Pharmaceutical Industries Ltd ADR (c)      16,096               530,685
Towa Pharmaceutical Co Ltd                         830                22,742
                                                            -----------------
                                                                     707,477
                                                            -----------------
Medical - Hospitals (0.02%)
Healthscope Ltd                                 42,911               166,033
                                                            -----------------

Medical - Nursing Homes (0.01%)
Orpea (a)                                          932                78,095
                                                            -----------------

Medical - Wholesale Drug Distribution (0.01%)
Meda AB                                          4,493               100,793
                                                            -----------------


Medical Information Systems (0.00%)
IBA Health Ltd                                  47,887                38,169
                                                            -----------------

Medical Instruments (0.01%)
Nihon Kohden Corp                                3,498                65,687
                                                            -----------------

Medical Laboratory & Testing Service (0.00%)
BML Inc                                          1,261                25,994
                                                            -----------------

Medical Products (0.43%)
Bespak Plc                                         973                10,949
Phonak Holding AG                               52,398             3,344,777
Q-Med AB                                         3,200                39,438
                                                            -----------------
                                                                   3,395,164
                                                            -----------------
Metal - Aluminum (0.01%)
Aluminium of Greece S.A.I.C.                     3,269                73,267
Daiki Aluminium Industry Co Ltd                  4,000                29,090
                                                            -----------------
                                                                     102,357
                                                            -----------------
Metal - Copper (0.00%)
Cumerio                                            807                18,139
                                                            -----------------

Metal - Diversified (0.96%)
Anvil Mining Ltd (a)                             2,427                24,369
AUR Resources Inc                                9,355               181,514
Hindustan Zinc Ltd                               6,204               124,934
Kagara Zinc Ltd (a)                             16,318                93,571
MMC Norilsk Nickel ADR                           4,748               697,956
Pacific Metals Co Ltd                           15,000               128,676
Perilya Ltd                                     18,934                63,737
Rio Tinto Ltd                                   46,647             2,830,066
Rio Tinto PLC                                   20,702             1,141,863
Sally Malay Mining Ltd (a)                      10,058                15,139
Zinifex Ltd                                    200,174             2,349,904
                                                            -----------------
                                                                   7,651,729
                                                            -----------------
Metal - Iron (0.03%)
Novolipetsk Steel (b)(c)                        10,268               215,628
                                                            -----------------

Metal Processors & Fabrication (0.36%)
Catcher Technology Co Ltd                       59,289               511,604
CFF Recycling                                      329                11,577
NSK Ltd                                        263,000             2,199,992
Ryobi Ltd                                       11,596                92,348
Taewoong Co Ltd                                    530                14,654
TK Corp                                          1,535                18,898
                                                            -----------------
                                                                   2,849,073
                                                            -----------------
Metal Products - Distribution (0.01%)
Daiichi Jitsugyo Co Ltd                          3,338                15,927
Furusato Industries Ltd                          1,329                19,126
Sato Shoji Corp                                  1,491                12,803
                                                            -----------------
                                                                      47,856
                                                            -----------------
Metal Products - Fasteners (0.00%)
Oiles Corp                                       1,402                33,209
                                                            -----------------

Miscellaneous Manufacturers (0.02%)
Arctic Glacier Income Fund                       2,647                32,318
Fenner Plc                                       5,937                25,477
Mecalux SA                                       1,767                68,111
Miscellaneous Manufacturers
Nippon Pillar Packing Co Ltd                     4,573                52,384
                                                            -----------------
                                                                     178,290
                                                            -----------------
Mortgage Banks (0.40%)
Aareal Bank AG                                     938                39,951
Bradford & Bingley PLC                          39,341               346,650
Hypo Real Estate Holding AG                     39,636             2,491,542
Northern Rock PLC                               13,038               297,652
                                                            -----------------
                                                                   3,175,795
                                                            -----------------
Multi-Line Insurance (3.08%)
Allianz SE                                      18,297             3,384,856
Alm. Brand Skadesforsikring A/S (a)                800                45,072
Aviva PLC                                      259,690             3,838,491
AXA SA                                         173,761             6,620,164
Baloise Holding AG                              36,407             3,483,083
Fondiaria-Sai SpA                                6,392               284,568
Grupo Catalana Occidente SA                      2,385                78,599
Helvetia Holding AG                                196                61,848
ING Groep NV                                   135,452             6,000,841
Porto Seguro SA (a)                             28,149               638,553
                                                            -----------------
                                                                  24,436,075
                                                            -----------------
Multimedia (0.58%)
Corus Entertainment - B Shares (a)               2,437                91,894
Vivendi                                        119,012             4,506,926
                                                            -----------------
                                                                   4,598,820
                                                            -----------------
Non-Ferrous Metals (0.35%)
Energy Metals Corp (a)                           2,422                18,590
Grupo Mexico SAB de CV                         139,066               485,892
Hudbay Minerals (a)                             14,690               255,005
Korea Zinc Co Ltd                                  883                97,466
Mitsubishi Materials Corp                      461,000             1,814,016
Poongsan Corp                                    3,931                86,572
                                                            -----------------
                                                                   2,757,541
                                                            -----------------
Non-Hazardous Waste Disposal (0.01%)
China Water Affairs Group Ltd (a)              170,000                50,255
                                                            -----------------

Office Automation & Equipment (1.28%)
Canon Inc                                      142,163             7,608,399
Neopost SA                                      20,718             2,533,293
                                                            -----------------
                                                                  10,141,692
                                                            -----------------
Oil - Field Services (0.38%)
CCS Income Trust                                 1,904                64,285
Fugro NV                                        64,334             2,780,351
Petrofac Ltd                                    17,346               111,489
TGS Nopec Geophysical Co ASA (a)                 3,728                66,399
                                                            -----------------
                                                                   3,022,524
                                                            -----------------
Oil & Gas Drilling (0.02%)
AOC Holdings Inc                                 6,717               121,549
Freehold Royalty Trust                           1,676                28,271
                                                             -----------------
                                                                      149,820
                                                             -----------------
Oil Company -Exploration & Production (1.73%)
Avenir Diversified Income Trust                   4,901                43,304
Baytex Energy Trust (a)                           1,629                35,475
CNOOC Ltd                                       388,000               326,149
Dana Petroleum Plc (a)                           87,028             2,000,090
EnCana (a)                                       75,698             3,602,994
Mission Oil & Gas Inc (a)                         5,758                70,918
Oil Company - Exploration & Production
Oao Gazprom (a)(b)(d)                             7,168               763,392
Oao Gazprom (a)                                  54,147             2,306,662
Pengrowth Energy Trust (a)                       87,829             1,716,681
Petrolifera Petroleum Ltd (a)                     1,366                28,040
Rally Energy Corp (a)                             3,989                12,461
Shiningbank Energy Income                         5,100                89,624
Tullow Oil PLC                                  368,604             2,738,237
                                                             -----------------
                                                                   13,734,027
                                                             -----------------
Oil Company - Integrated (6.38%)
BG Group PLC                                    380,321             5,044,882
BP PLC                                          664,616             7,389,974
China Petroleum & Chemical Corp               1,054,768               732,078
ENI SpA                                         240,742             7,260,854
Husky Energy Inc                                 33,700             2,151,121
LUKOIL ADR                                       21,273             1,714,604
PetroChina Co Ltd                             1,239,587             1,365,414
Petroleo Brasileiro SA ADR (c)                   20,831             1,848,960
Royal Dutch Shell PLC - A Shares                146,481             5,079,006
Royal Dutch Shell PLC - B Shares                130,900             4,688,553
Sasol Ltd                                        15,637               535,485
Suncor Energy Inc (a)                            49,039             3,774,924
Total SA                                        133,555             9,043,106
                                                             -----------------
                                                                   50,628,961
                                                             -----------------
Oil Field Machinery & Equipment (0.01%)
APL ASA (a)                                       3,200                22,211
Schoeller-Bleckmann Oilfield Equipment              985                39,539
Total Energy Services Trust                       2,966                34,757
                                                             -----------------
                                                                       96,507
                                                             -----------------
Oil Refining & Marketing (0.17%)
Fuchs Petrolub AG                                   292                17,375
Reliance Industries Ltd (b)(d)                   10,319               556,710
SK Corp                                           4,690               343,960
Thai Oil Public (a)(b)                          110,519               183,597
Tupras Turkiye Petrol Rafinerileri AS            15,044               249,530
                                                             -----------------
                                                                    1,351,172
                                                             -----------------
Optical Supplies (0.05%)
Cie Generale d'Optique
Essilor International SA                         3,454               362,382
                                                             -----------------

Pharmacy Services (0.05%)
Profarma Distribuidora
deProdutos Farmacenticos SA(a)
                                                 29,425               364,716
                                                             -----------------

Photo Equipment & Supplies (0.24%)
Olympus Corp                                     60,000             1,905,168
Tamron Co Ltd                                     1,574                28,617
                                                             -----------------
                                                                    1,933,785
                                                             -----------------
Pipelines (0.00%)
Pembina Pipeline Income Fund                      2,630                40,655
                                                             -----------------

Platinum (0.07%)
Anglo Platinum Ltd                                5,033               538,606
                                                             -----------------

Power Converter & Supply Equipment (0.60%)
Bharat Heavy Electricals                         10,661               572,966
Delta Electronics Inc                           144,900               409,519
Schneider Electric SA                            36,213             3,762,366
                                                             -----------------
                                                                    4,744,851
                                                             -----------------

                                                             -----------------
Printing - Commercial (0.04%)
De La Rue Plc                                    13,149               155,736
Nissha Printing Co Ltd                            3,169               147,961
                                                             -----------------
                                                                      303,697
                                                             -----------------
Property & Casualty Insurance (0.68%)
Admiral Group PLC                                17,825               315,997
Dongbu Insurance Co Ltd                          14,190               338,108
FBD Holdings Plc                                    919                46,450
Meritz Fire & Marine Insurance Co Ltd            12,380                77,523
Northbridge Financial Corp                        1,000                27,667
QBE Insurance Group Ltd                         238,430             4,557,374
                                                             -----------------
                                                                    5,363,119
                                                             -----------------
Property Trust (0.00%)
Kiwi Income Property Trust                       13,615                12,398
                                                             -----------------

Publishing - Periodicals (0.06%)
United Business Media PLC                        25,598               338,820
Woongjin Thinkbig Co Ltd                          7,620               152,044
                                                             -----------------
                                                                      490,864
                                                             -----------------
Real Estate Magagement & Services (0.34%)
Ardepro Co Ltd                                      391               142,843
Arealink Co Ltd                                      87                50,869
Arnest One Corp                                   3,562                52,994
Atrium Co Ltd                                       967                32,934
Daito Trust Construction Co Ltd                  37,000             1,948,615
DTZ Holdings PLC                                  6,810                81,566
IVG Immobilien AG                                 6,744               244,546
Pierre & Vacances                                   336                38,554
Sumitomo Real Estate Sales Co Ltd                   918                85,253
TOSEI CORP                                           43                51,385
Wihlborgs Fastigheter AB                            659                11,681
                                                             -----------------
                                                                    2,741,240
                                                             -----------------
Real Estate Operator & Developer (3.09%)
British Land Co PLC                             113,138             3,225,917
Brixton PLC                                       7,896                80,945
Brookfield Asset Management Inc (a)             129,059             5,890,559
Derwent Valley Holdings PLC                       2,269                85,858
FKP Property Group                                6,214                29,141
Hammerson Plc                                   134,891             3,465,406
Ho Bee Investment Ltd                            41,000                31,070
Huaku Construction Corp                         176,000               357,715
IRSA Inversiones y Representaciones SA (a)        1,271                18,264
Joint Corp                                       56,678             2,225,418
Kowloon Development Co Ltd                       31,000                58,412
Mapeley Ltd                                         718                47,929
Mitsui Fudosan Co Ltd                           170,000             4,179,079
Riofisa SA (a)                                    1,167                48,796
Shenzhen Investment Ltd                       1,266,000               497,922
Shoei Co Ltd                                      2,100                66,860
Sumitomo Realty & Development Co Ltd            122,000             4,040,459
TK Development (a)                                4,000                53,087
UOL Group Ltd                                    21,000                53,945
Wheelock Properties S Ltd                        18,000                25,315
Wing Tai Holdings Ltd                            57,578                75,802
                                                             -----------------
                                                                   24,557,899
                                                             -----------------

Recycling (0.02%)
Asahi Pretec Corp                                 6,282               151,748
                                                             -----------------

REITS - Diversified (0.06%)
Dundee Real Estate Investment Trust               1,100                34,351
Unibail                                           1,996               434,622
                                                             -----------------
                                                                      468,973
                                                             -----------------
REITS - Hotels (0.01%)
Legacy Hotels Real Estate Investment Trust       13,760               112,738
                                                             -----------------

REITS - Office Property (0.00%)
Allied Properties
   Real Estate Investment Trust                     234                 4,177
                                                             -----------------

Rental - Auto & Equipment (0.04%)
Boom Logistics Ltd                               24,298                78,032
Consumers' Waterheater Income Fund/The            3,454                49,570
Ramirent Oyj                                      1,722                78,706
Sixt AG                                           1,568                75,450
                                                             -----------------
                                                                      281,758
                                                             -----------------
Retail - Apparel & Shoe (0.52%)
Edgars Consolidated Stores Ltd                   86,708               431,182
Inditex SA                                       68,954             3,296,851
Just Group Ltd                                   33,247               101,112
Lojas Renner SA                                  22,330               279,804
Mothercare PLC                                    1,878                12,446
                                                             -----------------
                                                                    4,121,395
                                                             -----------------
Retail - Automobile (0.00%)
European Motor Holdings Plc                       1,038                 8,815
Lookers Plc                                       6,310                19,616
                                                             -----------------
                                                                       28,431
                                                             -----------------
Retail - Building Products (0.01%)
DCM Japan Holdings Co Ltd                         4,187                47,890
                                                             -----------------

Retail - Catalog Shopping (0.01%)
Belluna Co Ltd                                    2,900                44,136
N Brown Group PLC                                10,766                54,464
                                                             -----------------
                                                                       98,600
                                                             -----------------
Retail - Consumer Electronics (0.01%)
Joshin Denki Co Ltd (c)                          10,332                58,382
                                                             -----------------

Retail - Convenience Store (0.20%)
Alimentation Couche Tard Inc                     67,900             1,612,583
                                                             -----------------

Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                        1,790                45,989
                                                             -----------------

Retail - Jewelry (0.45%)
Folli - Follie SA                                 1,388                41,810
Swatch Group AG                                  17,841             3,521,297
                                                             -----------------
                                                                    3,563,107
                                                             -----------------
Retail - Mail Order (0.00%)
Takkt AG                                            492                 7,693
                                                             -----------------

Retail - Major Department Store (0.75%)
Hyundai Department Store Co Ltd                   4,088               342,330
Marks & Spencer Group PLC                       434,257             5,437,323

Retail - Major Department Store
Parkson Retail Group Ltd                         52,000               215,880
                                                             -----------------
                                                                    5,995,533
                                                             -----------------
Retail - Miscellaneous/Diversified (0.36%)
Aeon Co Ltd                                     112,900             2,654,940
Izumi Co Ltd                                      3,598               133,595
Macintosh Retail Group NV                         1,023                33,531
Miller's Retail Ltd                              29,537                43,428
                                                             -----------------
                                                                    2,865,494
                                                             -----------------
Retail - Pubs (0.89%)
Mitchells & Butlers PLC                         204,699             2,326,835
Punch Taverns PLC                               240,960             4,728,941
                                                             -----------------
                                                                    7,055,776
                                                             -----------------
Retail - Toy Store (0.01%)
JUMBO SA                                          2,592                44,728
                                                             -----------------

Retail - Video Rental (0.01%)
Geo Co Ltd                                           50               104,562
                                                             -----------------

Rubber - Tires (0.05%)
Continental AG                                    3,272               365,797
                                                             -----------------

Satellite Telecommunications (0.02%)
Eutelsat Communications (a)                       7,111               128,428
                                                             -----------------

Schools (0.02%)
MegaStudy Co Ltd                                    890               108,156
Raffles Education Corp Ltd                       13,167                22,493
                                                             -----------------
                                                                      130,649
                                                             -----------------
Security Services (0.00%)
Garda World Security Corp (a)                     1,152                21,746
                                                             -----------------

Semiconductor Component
- Integrated Circuits (0.33%)
Advanced Semiconductor Engineering Inc (a)      347,000               320,813
Holtek Semiconductor Inc                        190,881               383,369
Powertech Technology Inc                        110,000               316,507
Realtek Semiconductor Corp                      431,000               572,766
Taiwan Semiconductor Manufacturing Co Ltd       550,133             1,008,963
                                                             -----------------
                                                                    2,602,418
                                                             -----------------
Shipbuilding (0.09%)
Aker Yards AS                                       792                57,272
Hyundai Heavy Industries                          2,878               423,056
VT Group PLC                                     23,124               212,135
                                                             -----------------
                                                                      692,463
                                                             -----------------
Soap & Cleaning Products (0.51%)
Reckitt Benckiser PLC                            92,589             4,027,989
                                                             -----------------

Steel - Producers (1.59%)
Angang Steel Co Ltd                             394,000               402,596
Boehler-Uddeholm AG                               2,676               165,927
China Steel Corp                                377,000               333,247
Evraz Group SA (b)                               22,207               575,161
Hyundai Steel Co                                  3,078               109,275
IPSCO (a)                                        23,699             2,182,394
Nippon Steel Corp                               783,000             3,181,324
Osaka Steel Co Ltd                                2,373                40,814

Steel - Producers
POSCO ADR (c)                                    10,481               739,120
Salzgitter AG                                    25,074             2,680,282
Schmolz + Bickenbach AG                             977                56,985
Tenaris SA ADR                                   11,072               427,269
ThyssenKrupp AG                                  46,219             1,713,126
                                                             -----------------
                                                                   12,607,520
                                                             -----------------
Steel - Specialty (0.01%)
Sanyo Special Steel Co Ltd                       14,843                98,696
                                                             -----------------

Steel Pipe & Tube (0.61%)
Vallourec SA                                     19,486             4,849,862
                                                             -----------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                              4,647                47,505
                                                             -----------------

Sugar (0.49%)
Tate & Lyle PLC                                 258,153             3,879,779
                                                             -----------------

Telecommunication Equipment (0.10%)
COM DEV International Ltd (a)                     1,537                 8,642
Foxconn International Holdings Ltd (a)          187,968               624,527
Tandberg ASA                                      9,400               108,501
Vtech Holdings Ltd                               10,000                50,255
                                                             -----------------
                                                                      791,925
                                                             -----------------
Telecommunication Services (1.25%)
Digi.Com BHD                                     76,907               250,566
StarHub Ltd                                   1,174,367             1,681,815
Telekomunikasi Indonesia Tbk PT                 213,000               196,346
Telenet Group Holding NV (a)                      2,653                70,432
Telenor ASA                                     302,100             4,768,700
TELUS Corp                                       50,526             2,927,978
                                                             -----------------
                                                                    9,895,837
                                                             -----------------
Telephone - Integrated (1.56%)
BT Group PLC                                    974,393             5,170,981
Carso Global Telecom SA de CV (a)               165,100               510,117
Royal KPN NV                                    423,646             5,661,374
Telecom Egypt                                   123,790               352,267
Telefonos de Mexico SA de CV ADR                 17,145               452,457
Telkom SA Ltd                                    12,891               238,781
                                                             -----------------
                                                                   12,385,977
                                                             -----------------
Television (0.35%)
BEC World PCL (a)(b)                            354,800               175,854
Carrere Group (a)                                   513                13,613
Modern Times Group - B Shares                    41,340             2,381,455
TVN SA (a)                                        4,988               188,998
                                                             -----------------
                                                                    2,759,920
                                                             -----------------
Textile - Apparel (0.00%)
Descente Ltd                                      2,000                10,140
                                                             -----------------

Tobacco (1.46%)
British American Tobacco PLC                    184,602             5,031,207
Imperial Tobacco Group PLC                      105,521             3,737,269
KT&G Corp                                        45,709             2,823,460
                                                             -----------------
                                                                   11,591,936
                                                             -----------------
Tools - Hand Held (0.32%)
Hitachi Koki Co Ltd                              11,856               168,800
Tools - Hand Held
Hitachi Tool Engineering Ltd                      1,618                23,686
Makita Corp                                      79,500             2,361,487
                                                             -----------------
                                                                    2,553,973
                                                             -----------------
Toys (0.66%)
Nintendo Co Ltd                                  25,500             5,206,436
                                                             -----------------

Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                    2,224                51,160
                                                             -----------------

Transport - Marine (0.49%)
Compagnie Maritime Belge SA                       1,034                38,141
Cosco Corp Singapore Ltd                         56,603                69,793
Euronav NV                                        1,151                35,479
Ezra Holdings Ltd                                 8,000                20,139
Golden Ocean Group Ltd (a)                       48,000                55,038
Jinhui Shipping & Transportation Ltd              8,668                33,527
Korea Line Corp                                     520                22,794
Labroy Marine Ltd                               110,752               133,003
Mitsui OSK Lines Ltd                            282,000             2,346,891
Pacific Basin Shipping Ltd                      368,000               236,496
Shinwa Kaiun Kaisha Ltd                          12,512                42,399
Sincere Navigation                              127,000               144,908
Smit Internationale NV                            1,020                49,003
STX Pan Ocean Co Ltd                            547,000               302,103
U-Ming Marine Transport Corp                    289,000               338,441
Wan Hai Lines Ltd                                     1                     1
                                                             -----------------
                                                                    3,868,156
                                                             -----------------
Transport - Rail (1.01%)
Canadian National Railway (a)                   110,200             5,261,904
Central Japan Railway Co                            260             2,796,295
                                                             -----------------
                                                                    8,058,199
                                                             -----------------
Transport - Services (0.04%)
Firstgroup Plc                                   28,712               294,201
                                                             -----------------

Transport - Truck (0.00%)
Norbert Dentressangle                               111                 9,209
                                                             -----------------

Vitamins & Nutrition Products (0.01%)
Natraceutical SA (a)                             30,213                71,341
                                                             -----------------

Water (0.26%)
Cia de Saneamento Basico
do Estado de Sao Paulo (a)
                                                751,239                90,479
Kelda Group Plc                                 117,522             1,941,067
                                                             -----------------
                                                                    2,031,546
                                                             -----------------
Web Portals (0.09%)
LG Dacom Corp                                    25,230               586,433
So-net Entertainment Corp (a)                        13                25,854
United Internet AG                                5,388                82,249
                                                             -----------------
                                                                      694,536
                                                             -----------------
Wire & Cable Products (0.07%)
Draka Holding (a)                                   792                17,185
Leoni AG                                          3,776               143,766
LS Cable Ltd                                      9,068               381,122
                                                             -----------------
                                                                      542,073
                                                             -----------------
TOTAL COMMON STOCKS                                       $       773,060,880
                                                             -----------------

PREFERRED STOCKS (0.57%)
Airlines (0.05%)
Tam SA                                           13,581               413,528
                                                             -----------------

Commercial Banks (0.03%)
Banco Bradesco SA - Rights (a)                      288                 2,867
Banco Bradesco SA                                 5,485               195,207
                                                             -----------------
                                                                      198,074
                                                             -----------------
Dialysis Centers (0.04%)
Fresenius AG                                      1,788               334,332
                                                             -----------------

Diversified Minerals (0.07%)
Cia Vale do Rio Doce                             24,040               518,805
                                                             -----------------

Diversified Operations (0.09%)
Bradespar SA (a)                                 14,100               547,249
Investimentos Itau SA (a)                        44,000               200,037
                                                             -----------------
                                                                      747,286
                                                             -----------------
Electric - Distribution (0.05%)
Eletropaulo Metropolitana de Sao Paulo (a)    9,340,000               406,277
                                                             -----------------

Electric - Integrated (0.06%)
Cia Energetica de Minas Gerais               11,900,000               514,294
                                                             -----------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                           1,240                 6,887
                                                             -----------------

Paper & Related Products (0.05%)
Aracruz Celulose SA (a)                          71,685               395,642
                                                             -----------------

Steel - Producers (0.09%)
Gerdau SA                                        24,503               359,866
Usinas Siderurgicas de Minas Gerais SA           10,700               364,341
                                                             -----------------
                                                                      724,207
                                                             -----------------
Television (0.04%)
ProSiebenSat.1 Media AG                          10,106               291,385
                                                             -----------------
TOTAL PREFERRED STOCKS                                    $         4,550,717
                                                             -----------------
                                          Principal
                                            Amount               Value
                                          ------------- --- -----------------
SHORT TERM INVESTMENTS (1.91%)
Commercial Paper (1.91%)
Investment in Joint Trading Account;
        HSBC Funding
       5.30%, 11/ 1/2006                    15,149,891            15,149,891
                                                            -----------------
TOTAL SHORT TERM INVESTMENTS                             $        15,149,891
                                                            -----------------
MONEY MARKET FUNDS (0.87%)
Money Center Banks (0.87%)
BNY Institutional Cash Reserve Fund (e)      6,921,000             6,921,000
                                                            -----------------
TOTAL MONEY MARKET FUNDS                                 $         6,921,000
                                                            -----------------
Total Investments                                        $       799,682,488
Liabilities in Excess of
 Other Assets, Net - (0.75)%                                     (5,957,871)
                                                            -----------------
TOTAL NET ASSETS - 100.00%                               $       793,724,617
                                                            =================
                                                            -----------------

                                                            =================

(a)Non-Income Producing Security

(b)Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $43,564,006 or 0.45% of net assets.

(c)Security or a portion of the security was on loan at the end of the period.

(d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,320,102 or 0.17% of net assets.

(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $       129,693,317
Unrealized Depreciation                            (6,144,643)
                                              -----------------
Net Unrealized Appreciation (Depreciation)         123,548,674
Cost for federal income tax purposes               676,105,822


Portfolio Summary (unaudited)
-------------------------------------------------------------------
Country                                                    Percent
-------------------------------------------------------------------
Japan                                                       20.69%
United Kingdom                                              19.03%
Switzerland                                                  8.26%
France                                                       7.72%
Canada                                                       6.07%
Germany                                                      5.99%
Netherlands                                                  3.65%
Spain                                                        3.48%
United States                                                2.78%
Australia                                                    2.73%
Korea, Republic Of                                           2.33%
Italy                                                        2.12%
Ireland                                                      1.85%
Belgium                                                      1.79%
Hong Kong                                                    1.61%
Norway                                                       1.15%
Sweden                                                       1.14%
Taiwan, Province Of China                                    1.11%
Brazil                                                       1.05%
Russian Federation                                           1.03%
Greece                                                       0.80%
Mexico                                                       0.71%
China                                                        0.64%
Finland                                                      0.61%
South Africa                                                 0.61%
India                                                        0.51%
Singapore                                                    0.28%
Malaysia                                                     0.15%
Indonesia                                                    0.12%
Thailand                                                     0.12%
Austria                                                      0.11%
Turkey                                                       0.10%
Czech Republic                                               0.07%
Israel                                                       0.07%
Denmark                                                      0.06%
Poland                                                       0.06%
Luxembourg                                                   0.05%
Egypt                                                        0.04%
Philippines                                                  0.02%
Bermuda                                                      0.01%
Guernsey                                                     0.01%
Portugal                                                     0.01%
Morocco                                                      0.01%
Argentina                                                    0.00%
New Zealand                                                  0.00%
Liabilities in Excess of Other Assets, Net                (-0.75%)
                                            -----------------------
TOTAL NET ASSETS                                           100.00%
                                            =======================


Schedule of Investments
October 31, 2006
Equity Income Fund
                                               Shares
                                                Held                Value
                                               ----------- --- -----------------
COMMON STOCKS (79.64%)
Aerospace & Defense Equipment (0.46%)
United Technologies Corp                            8,300   $           545,476
                                                               -----------------

Apparel Manufacturers (0.80%)
VF Corp                                            12,500               950,125
                                                               -----------------

Applications Software (0.44%)
Microsoft Corp                                     18,000               516,780
                                                               -----------------

Auto - Car & Light Trucks (0.17%)
Bayerische Motoren Werke AG                         1,669                95,839
Fiat SpA                                            6,165               108,825
                                                               -----------------
                                                                        204,664
                                                               -----------------
Auto/Truck Parts & Equipment
- Original (0.09%)
Brembo SpA                                          9,252               107,697
                                                               -----------------

Beverages - Non-Alcoholic (0.69%)
Coca-Cola Co/The                                   12,000               560,640
PepsiCo Inc                                         4,100               260,104
                                                               -----------------
                                                                        820,744
                                                               -----------------
Beverages - Wine & Spirits (0.13%)
C&C Group PLC                                       9,573               159,086
                                                               -----------------

Brewery (0.08%)
Heineken NV                                         2,187                99,122
                                                               -----------------

Building - Heavy Construction (0.31%)
Severfield-Rowen PLC                                7,059               210,025
Veidekke ASA                                        4,650               156,400
                                                               -----------------
                                                                        366,425
                                                               -----------------
Building - Residential & Commercial (0.13%)
Hyundai Development Co                                960                48,397
Kaufman & Broad SA                                  1,937               111,501
                                                               -----------------
                                                                        159,898
                                                               -----------------
Building & Construction
 - Miscellaneous (0.05%)
AM NV (a)(b)                                       11,000                58,266
                                                               -----------------

Building & Construction Products
- Miscellaneous (0.14%)
CSR Ltd                                            36,062                90,417
Fletcher Building Ltd                              11,385                72,417
                                                               -----------------
                                                                        162,834
                                                               -----------------
Building Products - Cement & Aggregate (0.13%)
Semapa-Sociedade de Investimento e Gestao SGPS     15,494               157,218
                                                               -----------------

Cellular Telecommunications (0.09%)
China Mobile Ltd                                   12,500               101,539
                                                               -----------------

Circuit Boards (0.06%)
Elec & Eltek International Co Ltd                  24,932                67,067
                                                               -----------------

Coatings & Paint (0.37%)
Sherwin-Williams Co/The                             7,500               444,225
                                                               -----------------

Commercial Banks (5.90%)
Allied Irish Banks PLC                              3,683               100,363
Alpha Bank AE                                       4,678               136,134
Australia & New Zealand Banking Group Ltd           9,530               214,164
Banco Popolare di Verona e Novara Scrl              3,093                83,259
Banco Santander Central Hispano SA                 28,780               498,107
Bank of East Asia Ltd                              44,400               212,006
Barclays PLC                                       38,729               522,596
BNP Paribas                                         4,316               474,579
Colonial BancGroup Inc/The                         20,300               483,952
Commonwealth Bank of Australia                      5,707               210,661
Compass Bancshares Inc                             12,400               697,624
Credit Agricole SA                                  3,148               133,839
Daegu Bank                                          4,240                70,202
Deutsche Bank AG                                    1,643               206,350
DNB NOR ASA                                         7,000                91,608
Fortis                                              5,239               219,930
HSBC Holdings PLC                                  35,570               674,332
Liechtenstein Landesbank                               91                72,428
Lloyds TSB Group PLC                               17,809               190,039
Regions Financial Corp                             11,500               436,425
Royal Bank of Canada (b)                            4,400               195,564
SanPaolo IMI SpA                                   11,145               237,984
Societe Generale                                    1,610               267,552
TCF Financial Corp                                 18,200               473,746
Whitney Holding Corp                                3,296               107,647
                                                               -----------------
                                                                      7,011,091
                                                               -----------------
Consulting Services (0.07%)
Devoteam SA                                         2,373                79,688
                                                               -----------------

Containers - Paper & Plastic (0.47%)
Sonoco Products Co                                 15,800               560,584
                                                               -----------------

Cosmetics & Toiletries (0.10%)
Oriflame Cosmetics SA                               3,300               119,271
                                                               -----------------

Diversified Financial Services (0.35%)
Acta Holding ASA                                   52,000               240,087
Guoco Group Ltd                                     6,000                72,453
Irish Life & Permanent Plc                          4,359               107,100
                                                               -----------------
                                                                        419,640
                                                               -----------------
Diversified Manufacturing Operations (1.60%)
Eaton Corp                                          7,220               522,945
Honeywell International Inc                        14,400               606,528
Parker Hannifin Corp                                7,000               585,410
Wartsila Oyj                                        4,000               183,540
                                                               -----------------
                                                                      1,898,423
                                                               -----------------
Diversified Minerals (0.35%)
Anglo American PLC                                  5,151               232,243
BHP Billiton Ltd                                    2,886                60,925
Independence Group NL                              33,061               124,084
                                                               -----------------
                                                                        417,252
                                                               -----------------


Electric - Distribution (0.19%)
National Grid PLC                                17,500               223,623
                                                             -----------------

Electric - Integrated (4.30%)
E.ON AG                                           1,444               172,639
Endesa SA                                         7,401               328,165
Enel SpA                                         18,000               172,768
Exelon Corp                                       6,200               384,276
FirstEnergy Corp                                 15,100               888,635
Great Plains Energy Inc (c)                      15,700               510,878
International Power PLC                          28,565               182,372
Northeast Utilities                                  91                 2,276
NSTAR                                            14,300               497,497
OGE Energy Corp (c)                              18,500               713,730
PPL Corp                                         17,600               607,552
Suez SA                                           2,065                92,407
TXU Corp                                          8,700               549,231
                                                             -----------------
                                                                    5,102,426
                                                             -----------------
Electric Products - Miscellaneous (0.52%)
Emerson Electric Co                               6,100               514,840
SAES Getters SpA                                  2,952               107,194
                                                             -----------------
                                                                      622,034
                                                             -----------------
Electronic Measurement Instruments (0.14%)
Sartorius AG                                      4,227               171,027
                                                             -----------------

Engineering - Research
& Development Services (0.09%)
ABB Ltd                                           6,937               103,175
                                                             -----------------

Fiduciary Banks (1.02%)
Bank of New York Co Inc/The                      16,600               570,542
Wilmington Trust Corp                            15,500               644,490
                                                             -----------------
                                                                    1,215,032
                                                             -----------------
Finance - Investment Banker & Broker (3.71%)
Credit Suisse Group                               3,387               204,225
JPMorgan Chase & Co                              41,160             1,952,630
Merrill Lynch & Co Inc                           15,100             1,320,042
Morgan Stanley                                   11,000               840,730
UBS AG (b)                                        1,454                86,853
                                                             -----------------
                                                                    4,404,480
                                                             -----------------
Finance - Other Services (0.15%)
Hellenic Exchanges Holding SA (b)                 5,529                97,245
Man Group Plc                                     8,968                83,468
                                                             -----------------
                                                                      180,713
                                                             -----------------
Food - Confectionery (0.09%)
Barry Callebaut AG (b)                              215               104,056
                                                             -----------------

Food - Miscellaneous/Diversified (0.42%)
General Mills Inc                                 7,500               426,150
Nutreco Holding NV                                1,263                75,266
                                                             -----------------
                                                                      501,416
                                                             -----------------
Food - Wholesale & Distribution (0.08%)
Kesko OYJ                                         2,100                99,253
                                                             -----------------

Home Decoration Products (0.64%)
Newell Rubbermaid Inc                            26,300               756,914
                                                             -----------------


Home Furnishings (0.05%)
Nobia AB                                          1,600                56,720
                                                             -----------------

Human Resources (0.03%)
USG People NV                                       960                39,283
                                                             -----------------

Industrial Automation & Robots (0.34%)
Rockwell Automation Inc                           6,500               403,000
                                                             -----------------

Investment Management
 & Advisory Services (0.08%)
Allco Finance Group Ltd                          11,428                98,252
                                                             -----------------

Life & Health Insurance (1.06%)
AMP Ltd                                          15,326               112,670
Lincoln National Corp                            11,500               728,065
Protective Life Corp                              6,600               292,050
Swiss Life Holding (b)                              516               121,756
                                                             -----------------
                                                                    1,254,541
                                                             -----------------
Lottery Services (0.04%)
Intralot SA-Integrated Lottery Systems            1,853                51,039
                                                             -----------------

Machinery - Construction & Mining (0.21%)
Wajax Income Fund                                 8,100               244,927
                                                             -----------------

Machinery - General Industry (0.10%)
MAN AG                                            1,279               113,374
                                                             -----------------

Medical - Drugs (3.20%)
Abbott Laboratories                              10,300               489,353
AstraZeneca PLC                                   2,075               122,603
CSL Ltd/Australia                                 1,223                53,085
Merck & Co Inc                                   24,900             1,130,958
Pfizer Inc                                       37,000               986,050
Roche Holding AG                                    477                83,485
Wyeth                                            18,300               933,849
                                                             -----------------
                                                                    3,799,383
                                                             -----------------
Medical Products (0.29%)
Becton Dickinson & Co                             5,000               350,150
                                                             -----------------

Metal - Aluminum (0.05%)
Aluminium of Greece S.A.I.C.                      2,656                59,528
                                                             -----------------

Metal - Diversified (0.57%)
Freeport-McMoRan Copper & Gold Inc                9,300               562,464
Zinifex Ltd                                      10,070               118,215
                                                             -----------------
                                                                      680,679
                                                             -----------------
Miscellaneous Manufacturers (0.12%)
Fenner Plc                                       32,560               139,724
                                                             -----------------

Mortgage Banks (0.22%)
Bradford & Bingley PLC                           29,310               258,263
                                                             -----------------

Multi-Line Insurance (2.25%)
Allstate Corp/The                                10,000               613,600
Assurances Generales de France                    1,539               216,075
Aviva PLC                                        12,774               188,813
AXA SA                                            7,346               279,877
Multi-Line Insurance
CNP Assurances                                      961               101,132
Hartford Financial Services Group Inc            10,200               889,134
Helvetia Holding AG                                 395               124,643
ING Groep NV                                      5,812               257,485
                                                             -----------------
                                                                    2,670,759
                                                             -----------------
Multimedia (0.38%)
McGraw-Hill Cos Inc/The                           7,000               449,190
                                                             -----------------

Music (0.39%)
Warner Music Group Corp                          18,000               466,740
                                                             -----------------

Oil - Field Services (0.52%)
Tidewater Inc (c)                                12,300               611,679
                                                             -----------------

Oil & Gas Drilling (0.19%)
Precision Drilling Trust (b)                      8,000               228,051
                                                             -----------------

Oil Company - Exploration & Production (0.21%)
Pengrowth Energy Trust (b)                        9,400               183,730
Tullow Oil PLC                                    9,554                70,973
                                                             -----------------
                                                                      254,703
                                                             -----------------
Oil Company - Integrated (5.23%)
ENI SpA                                           6,535               197,097
Exxon Mobil Corp                                 55,440             3,959,525
Marathon Oil Corp                                 9,700               838,080
Occidental Petroleum Corp                        20,800               976,352
PetroChina Co Ltd                               214,850               236,659
                                                             -----------------
                                                                    6,207,713
                                                             -----------------
Paper & Related Products (0.50%)
Temple-Inland Inc (c)                            15,200               599,488
                                                             -----------------

Pipelines (0.60%)
National Fuel Gas Co                             19,000               710,600
                                                             -----------------

Power Converter & Supply Equipment (0.09%)
Schneider Electric SA                               999               103,792
                                                             -----------------

Property & Casualty Insurance (0.73%)
Chubb Corp                                       14,052               746,864
QBE Insurance Group Ltd                           6,105               116,691
                                                             -----------------
                                                                      863,555
                                                             -----------------
Property Trust (0.19%)
Centro Properties Group                          17,648               105,295
Macquarie Leisure Trust Group                    27,881                58,686
Stockland                                        10,668                62,576
                                                             -----------------
                                                                      226,557
                                                             -----------------
Real Estate Magagement & Services (0.13%)
Nexity                                            2,257               155,560
                                                             -----------------

Real Estate Operator & Developer (0.41%)
British Land Co PLC                               2,782                79,324
New World Development Ltd                        50,000                85,601
Peet Ltd                                         40,094               133,415
Shenzhen Investment Ltd                         484,000               190,359
                                                             -----------------
                                                                      488,699
                                                             -----------------

Regional Banks (4.29%)
Bank of America Corp                             49,100             2,645,017
US Bancorp                                       35,600             1,204,704
Wachovia Corp                                    22,500             1,248,750
                                                             -----------------
                                                                    5,098,471
                                                             -----------------
REITS - Apartments (4.78%)
Archstone-Smith Trust                            20,000             1,204,200
AvalonBay Communities Inc                         7,650             1,002,609
Equity Residential                               24,440             1,334,669
Essex Property Trust Inc                          7,108               947,354
Mid-America Apartment Communities Inc            11,200               712,880
United Dominion Realty Trust Inc (c)             14,720               476,486
                                                             -----------------
                                                                    5,678,198
                                                             -----------------
REITS - Diversified (1.20%)
Entertainment Properties Trust                    5,320               292,600
Vornado Realty Trust                              9,500             1,132,875
                                                             -----------------
                                                                    1,425,475
                                                             -----------------
REITS - Healthcare (0.70%)
Ventas Inc                                       21,400               834,172
                                                             -----------------

REITS - Hotels (1.40%)
Canadian Hotel Income Properties Reit            11,948               149,717
Equity Inns Inc                                  20,500               343,990
Host Hotels & Resorts Inc                        29,410               678,195
Sunstone Hotel Investors Inc                     16,640               490,214
                                                             -----------------
                                                                    1,662,116
                                                             -----------------
REITS - Mortgage (2.00%)
Arbor Realty Trust Inc                           23,800               661,640
CapitalSource Inc (c)                            20,000               554,800
Gramercy Capital Corp/New York                   41,500             1,157,850
                                                             -----------------
                                                                    2,374,290
                                                             -----------------
REITS - Office Property (3.38%)
BioMed Realty Trust Inc                          15,912               512,844
Boston Properties Inc (c)                        12,200             1,303,326
Equity Office Properties Trust (c)               18,000               765,000
Kilroy Realty Corp (c)                           11,970               901,700
SL Green Realty Corp (c)                          4,400               532,620
                                                             -----------------
                                                                    4,015,490
                                                             -----------------
REITS - Regional Malls (1.98%)
Simon Property Group Inc                         24,200             2,349,820
                                                             -----------------

REITS - Shopping Centers (2.83%)
Federal Realty Invs Trust                        11,430               916,114
Kimco Realty Corp (c)                            30,960             1,375,553
Tanger Factory Outlet Centers Inc                12,000               447,600
Weingarten Realty Investors (c)                  13,500               627,750
                                                             -----------------
                                                                    3,367,017
                                                             -----------------
REITS - Warehouse & Industrial (2.14%)
AMB Property Corp                                13,000               759,330
EastGroup Properties Inc                          7,120               378,997
Prologis                                         22,240             1,407,125
                                                             -----------------
                                                                    2,545,452
                                                             -----------------
Retail - Apparel & Shoe (0.13%)
Just Group Ltd                                   40,527               123,252
Reitman's Canada Ltd                              1,973                36,644
                                                             -----------------
                                                                      159,896
                                                             -----------------

Retail - Automobile (0.08%)
Lookers Plc                                      31,505                97,942
                                                             -----------------

Retail - Catalog Shopping (0.04%)
N Brown Group PLC                                 8,475                42,875
                                                             -----------------

Retail - Consumer Electronics (0.08%)
DSG International PLC                            23,115                95,886
                                                             -----------------

Retail - Major Department Store (0.67%)
David Jones Ltd                                  33,990                95,217
JC Penney Co Inc                                  7,400               556,702
Marks & Spencer Group PLC                        11,211               140,373
                                                             -----------------
                                                                      792,292
                                                             -----------------
Retail - Miscellaneous/Diversified (0.09%)
Macintosh Retail Group NV                         3,104               101,739
                                                             -----------------

Retail - Restaurants (1.09%)
McDonald's Corp                                  25,945             1,087,614
Priszm Canadian Income Fund                      17,409               202,143
                                                             -----------------
                                                                    1,289,757
                                                             -----------------
Semiconductor Component
- Integrated Circuits (0.03%)
CSR PLC (b)                                       2,339                33,770
                                                             -----------------

Semiconductor Equipment (0.18%)
ASM Pacific Technology                           41,081               213,055
                                                             -----------------

Shipbuilding (0.20%)
Aker Yards AS                                     2,355               170,298
VT Group PLC                                      7,243                66,446
                                                             -----------------
                                                                      236,744
                                                             -----------------
Steel - Producers (1.46%)
Angang Steel Co Ltd                             168,000               171,665
Boehler-Uddeholm AG                               3,442               213,423
Rautaruukki OYJ                                   5,400               178,373
Russel Metals (b)                                 8,800               218,891
Steel Dynamics Inc                                5,800               348,638
Tubos Reunidos SA                                 2,576                52,508
United States Steel Corp                          8,100               547,560
                                                             -----------------
                                                                    1,731,058
                                                             -----------------
Telecommunication Equipment (0.20%)
Vtech Holdings Ltd                               48,000               241,226
                                                             -----------------

Telecommunication Services (0.76%)
Embarq Corp (c)                                  12,100               585,035
Telenor ASA                                      20,400               322,017
                                                             -----------------
                                                                      907,052
                                                             -----------------
Telephone - Integrated (3.46%)
AT&T Inc                                         55,273             1,893,100
BellSouth Corp                                   27,000             1,217,700
Citizens Communications Co (c)                   51,900               760,854
Royal KPN NV                                     17,497               233,821
                                                             -----------------
                                                                    4,105,475
                                                             -----------------
Tobacco (3.32%)
Altria Group Inc                                 22,383             1,820,409
British American Tobacco PLC                     11,587               315,796

Tobacco
KT&G Corp                                         2,009               124,097
Loews Corp - Carolina Group (c)                   6,200               358,484
Reynolds American Inc (c)                        20,900             1,320,044
                                                             -----------------
                                                                    3,938,830
                                                             -----------------
Toys (0.46%)
Mattel Inc                                       24,100               545,383
                                                             -----------------

Transport - Marine (0.18%)
Pacific Basin Shipping Ltd                      169,000               108,608
Smit Internationale NV                            2,174               104,444
                                                             -----------------
                                                                      213,052
                                                             -----------------
TOTAL COMMON STOCKS                                       $        94,593,746
                                                             -----------------
PREFERRED STOCKS (15.92%)
Building - Residential & Commercial (0.19%)
Pulte Homes Inc (c)                               8,800               227,128
                                                             -----------------

Cable TV (0.27%)
Comcast Corp                                     12,900               327,015
                                                             -----------------

Cellular Telecommunications (0.18%)
US Cellular Corp                                  8,242               213,880
                                                             -----------------

Commercial Banks (0.97%)
Banesto Holdings (d)                                700                21,503
Citizens Funding Trust I (b)                      2,200                56,232
Cobank ACB (d)                                   13,100               684,331
HSBC Holdings PLC                                 4,800               120,672
Royal Bank of Scotland Group PLC - Series N      10,500               267,015
                                                             -----------------
                                                                    1,149,753
                                                             -----------------
Diversified Financial Services (0.16%)
Citigroup Capital VII                             7,600               193,192
                                                             -----------------

Electric - Integrated (1.32%)
Alabama Power Co Series II                       17,400               428,388
Alabama Power Co Series JJ                       10,000               258,300
Dte Energy Trust I                                9,140               230,054
Entergy Louisiana LLC                            16,580               419,971
FPL Group Capital Inc (b)                         9,100               229,138
                                                             -----------------
                                                                    1,565,851
                                                             -----------------
Finance - Consumer Loans (0.24%)
HSBC Finance Corp  6.360%                        11,000               285,340
                                                             -----------------

Finance - Credit Card (0.19%)
Capital One Capital II                            8,600               224,718
                                                             -----------------

Finance - Investment Banker & Broker (0.55%)
JP Morgan Chase Capital X                         2,500                63,575
Merrill Lynch Preferred Capital Trust I             700                17,710
Merrill Lynch Preferred Capital Trust III         6,100               155,977
Merrill Lynch Preferred Capital Trust IV          6,400               163,904
Merrill Lynch Preferred Capital Trust V           1,900                49,191
Morgan Stanley Capital Trust VI                   8,000               200,880
                                                             -----------------
                                                                      651,237
                                                             -----------------

Finance - Mortgage Loan/Banker (0.10%)
Countrywide Financial Corp                        5,000               124,200
                                                             -----------------

Finance - Other Services (0.75%)
ABN AMRO Capital Funding Trust V                  2,300                55,499
ABN AMRO Capital Funding Trust VII               14,500               360,760
National Rural Utilities
Cooperative Finance Corp 5.950%                  20,000               478,800
                                                             -----------------
                                                                      895,059
                                                             -----------------
Financial Guarantee Insurance (0.46%)
Financial Security
Assurance Holdings Ltd  6.250%                   22,100               546,091
                                                             -----------------

Life & Health Insurance (0.20%)
PLC Capital Trust IV                              3,700                93,980
PLC Capital Trust V                               2,200                53,680
Protective Life Corp                              3,500                90,685
                                                             -----------------
                                                                      238,345
                                                             -----------------
Money Center Banks (0.17%)
JPMChase Capital XVI                              8,000               199,680
                                                             -----------------

Mortgage Banks (0.05%)
Abbey National PLC  7.375%; Series B              2,300                59,662
                                                             -----------------

Multi-Line Insurance (1.68%)
Aegon NV  6.375%                                 36,000               913,680
Hartford Capital III                              8,000               201,360
ING Groep NV 7.05%                                2,300                58,604
Metlife Inc  6.500%                              10,500               273,000
XL Capital Ltd  8.000%                           21,000               544,950
                                                             -----------------
                                                                    1,991,594
                                                             -----------------
Pipelines (0.55%)
TransCanada Pipelines Ltd                        25,357               653,450
                                                             -----------------

Property & Casualty Insurance (0.40%)
Arch Capital Group Ltd  7.875%                    8,800               225,808
Berkley W R Capital Trust                         8,100               199,665
Markel Corp                                       1,900                48,925
                                                             -----------------
                                                                      474,398
                                                             -----------------
Regional Banks (1.92%)
BAC Capital Trust XII                            26,300               680,907
KeyCorp Capital VIII                              3,800                97,698
National City Capital Trust II (b)               18,400               458,528
PNC Capital Trust D                               8,300               203,350
USB Capital V                                     1,500                37,935
USB Capital VII                                   6,000               142,020
Wells Fargo Capital IV                           26,100               661,896
                                                             -----------------
                                                                    2,282,334
                                                             -----------------
Reinsurance (0.54%)
Everest Re Capital Trust 6.20%                   17,401               407,879
PartnerRe Ltd - Series C                          2,600                66,170
PartnerRe Ltd - Series D                          6,500               161,850
                                                             -----------------
                                                                      635,899
                                                             -----------------
REITS - Diversified (1.02%)
Duke Realty Corp - Series L                      27,547               693,634
PS Business Parks Inc - Series I                 15,100               378,255
Vornado Realty Trust - Series H                   5,500               137,995
                                                             -----------------
                                                                    1,209,884
                                                             -----------------

REITS - Office Property (0.28%)
HRPT Properties Trust - Series B                 12,800               327,040
                                                             -----------------

REITS - Shopping Centers (0.90%)
Federal Realty Investment Trust                  16,900               423,176
New Plan Excel Realty Trust - Series D            5,100               270,300
Regency Centers Corp  7.25%                      14,800               378,140
                                                             -----------------
                                                                    1,071,616
                                                             -----------------
REITS - Single Tenant (0.37%)
Realty Income Corp                               17,000               441,150
                                                             -----------------

REITS - Storage (0.58%)
Public Storage Inc  6.450%; Seriex X              8,600               212,592
Public Storage Inc  6.750%; Series E             19,000               477,280
                                                             -----------------
                                                                      689,872
                                                             -----------------
REITS - Warehouse & Industrial (0.10%)
AMB Property Corp; Series M                       2,800                70,448
First Industrial Realty Trust Inc - Series J      1,800                45,720
                                                             -----------------
                                                                      116,168
                                                             -----------------
Special Purpose Entity (1.61%)
Corporate-Backed
Trust Certificates - Series BER                   2,500                25,850
Corporate-Backed
Trust Certificates - Series DCX                  10,500               257,775
Corporate-Backed
Trust Certificates - Series WM                    4,400               113,344
CORTS Trust for IBM - Series II                   9,700               249,387
CORTS Trust for Southern Co Capital Trust         2,500                66,600
Corts-IBM                                         3,300                77,748
PreferredPlus TR-CCR1; 5.75%                      2,600                59,644
PreferredPlus TR-CCR1; 6.00%                      9,826               234,350
PreferredPlus Trust GSC-3                        12,300               287,205
SATURNS - Series BLS; 7.125%                      6,500               164,580
SATURNS - Series GS4; 6.000%                      1,600                38,336
SATURNS - Series GS6; 6.000%                      5,500               129,635
SATURNS - Series JPM; 7.125%                      3,000                76,350
Trust Certificates Series 2001-2                    500                12,800
Trust Certificates Series 2001-3                  4,700               119,380
                                                             -----------------
                                                                    1,912,984
                                                             -----------------
Telephone - Integrated (0.09%)
AT&T Inc                                          4,200               107,100
                                                             -----------------

Television (0.08%)
CBS Corp                                          3,800                95,456
                                                             -----------------
TOTAL PREFERRED STOCKS                                    $        18,910,096
                                                             -----------------
                                               Principal
                                               Amount               Value
                                               ----------- --- -----------------
BONDS (3.00%)
Commercial Banks (0.83%)
Barclays Bank PLC
       6.28%, 12/15/2034                          500,000               489,065
BOI Capital Funding No. 3
       6.11%, 2/ 4/2016 (c)(d)(e)                 500,000               492,663
                                                               -----------------
                                                                        981,728
                                                               -----------------
Electric - Integrated (0.17%)
Georgia Power Capital Trust VI
       4.88%, 11/ 1/2042                          200,000               198,172
                                                               -----------------


Life & Health Insurance (0.67%)
Great West Life & Annuity Insurance Co
       7.15%, 5/16/2046 (d)(e)                    750,000               789,385
                                                               -----------------

Multi-Line Insurance (0.27%)
Allstate Financing II
       7.83%, 12/ 1/2045                          312,000               324,536
                                                               -----------------

Pipelines (1.06%)
KN Capital Trust III
       7.63%, 4/15/2028 (c)                     1,350,000             1,263,802
                                                               -----------------
TOTAL BONDS                                                 $         3,557,623
                                                               -----------------
SHORT TERM INVESTMENTS (0.60%)
Commercial Paper (0.60%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                         713,877               713,877
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                $           713,877
                                                               -----------------
MONEY MARKET FUNDS (9.38%)
Money Center Banks (9.38%)
BNY Institutional Cash Reserve Fund (f)        11,145,000            11,145,000
                                                               -----------------
TOTAL MONEY MARKET FUNDS                                    $        11,145,000
                                                               -----------------
Total Investments                                           $       128,920,342
Liabilities in Excess of
Other Assets, Net - (8.54)%                                        (10,143,208)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                  $       118,777,134
                                                               =================
                                                               -----------------

                                                               =================

(a) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $58,266 or 0.05% of net assets.

(b) Non-Income Producing Security

(c) Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,987,882 or 1.67% of net assets.

(e) Variable Rate

(f) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation               $        17,185,740
Unrealized Depreciation                         (988,706)
                                         -----------------
Net Unrealized Appreciation (Depreciation)     16,197,034
Cost for federal income tax purposes          112,723,308


Portfolio Summary (unaudited)
---------------------------------------------- -----------------------
Sector                                                        Percent
---------------------------------------------- -----------------------
Financial                                                      65.30%
Consumer, Non-cyclical                                          8.51%
Energy                                                          8.36%
Utilities                                                       5.97%
Communications                                                  5.51%
Industrial                                                      5.19%
Consumer, Cyclical                                              5.14%
Basic Materials                                                 3.31%
Technology                                                      0.65%
Mortgage Securities                                             0.60%
Liabilities in Excess of Other Assets, Net                   (-8.54%)
                                               -----------------------
TOTAL NET ASSETS                                              100.00%
                                               =======================


Schedule of Investments
October 31, 2006
Government & High Quality Bond Fund
                                              Principal
                                              Amount               Value
                                            ------------ --- -----------------
BONDS (71.01%)
Asset Backed Securities (7.91%)
Argent Securities Inc
       5.44%, 4/25/2036 (a)(b)                5,500,000   $         5,501,375
Chase Funding Mortgage
Loan Asset-Backed Certificates
       5.61%, 9/25/2033 (b)                     366,967               368,024
       5.55%, 12/25/2033 (b)                    956,675               957,910
Countrywide Asset-Backed Certificates
       5.70%, 3/25/2033 (b)                     825,868               826,570
       5.60%, 9/25/2033 (b)                     700,032               700,295
Credit-Based Asset Servicing and Securities
       5.49%, 3/25/2036                       2,000,000             2,001,274
GMAC Mortgage Corp Loan Trust
       5.50%, 8/25/2035 (b)                     850,000               851,593
Long Beach Mortgage Loan Trust
       5.43%, 10/25/2036 (a)                  2,000,000             2,000,000
Park Place Securities Inc
       5.68%, 1/25/2033 (b)                   1,373,222             1,374,319
Popular ABS Mortgage Pass-Through Trust
       5.58%, 9/25/2035 (b)                   4,000,000             4,002,240
SACO I Inc
       5.46%, 6/25/2036 (a)(b)                2,457,137             2,457,125
Saxon Asset Securities Trust
       5.48%, 3/25/2036 (a)(b)                5,000,000             5,002,025
Structured Asset Investment Loan Trust
       5.64%, 11/25/2034 (a)(b)               2,350,752             2,351,956
       5.54%, 1/25/2036 (a)(b)                2,275,000             2,279,648
                                                             -----------------
                                                                   30,674,354
                                                             -----------------
Credit Card Asset Backed Securities (0.26%)
Discover Card Master Trust I
       5.34%, 5/15/2011 (b)                   1,000,000               999,994
                                                             -----------------

Federal & Federally Sponsored Credit (1.89%)
Federal Farm Credit Bank
       2.63%, 9/17/2007                       4,500,000             4,403,961
       4.48%, 8/24/2012                       3,000,000             2,935,521
                                                             -----------------
                                                                    7,339,482
                                                             -----------------
Finance - Mortgage Loan/Banker (32.12%)
Fannie Mae
       5.25%, 8/ 1/2012 (c)                  11,800,000            11,884,783
       5.62%, 10/25/2018 (b)                    792,030               794,456
       5.00%, 8/25/2026                       3,555,840             3,533,872
       6.63%, 11/15/2030 (c)                  1,300,000             1,568,742
       5.52%, 4/25/2034 (b)                   6,529,792             6,528,780
       0.49%, 3/25/2036                      36,874,303               764,331
Fannie Mae Grantor Trust
       5.50%, 9/25/2011                       4,250,000             4,349,985
       5.34%, 4/25/2012                       5,000,000             5,080,860
       5.41%, 5/25/2035 (b)                   2,987,119             2,965,791
       5.40%, 7/25/2035 (b)                   3,001,481             3,002,097
       5.47%, 9/25/2035 (b)                   5,750,000             5,760,304
       5.81%, 11/28/2035 (a)(b)               1,279,637             1,279,826

Finance - Mortgage Loan/Banker
Fannie Mae Whole Loan
       5.47%, 5/25/2035 (b)                   3,088,524             3,093,592
Federal Home Loan Bank System
       2.45%, 3/23/2007 (d)                   9,000,000             8,899,398
       2.63%, 5/15/2007                       9,500,000             9,368,026
       5.46%, 11/27/2015 (e)                  3,320,302             3,325,340
Freddie Mac
       4.25%, 4/ 5/2007                       8,500,000             8,460,628
       5.75%, 6/27/2016                       2,400,000             2,505,216
       4.50%, 7/15/2017                       4,900,000             4,761,158
       5.62%, 6/15/2018 (b)                   4,719,463             4,731,777
       5.72%, 7/15/2023 (b)                   4,705,251             4,716,224
       5.52%, 4/15/2030 (b)                   6,530,269             6,530,210
       5.72%, 9/15/2033 (b)                     403,695               405,637
Ginnie Mae
       1.85%, 10/16/2012 (b)                 85,438,849             4,203,933
       5.08%, 1/16/2030 (b)                   1,690,558             1,686,284
       0.97%, 6/17/2045 (b)                  38,865,766             2,181,808
       0.49%, 11/16/2045                      4,288,942               245,679
SLM Student Loan Trust
       5.47%, 10/25/2016 (b)                  6,625,000             6,631,360
       5.58%, 9/17/2018 (b)                   5,300,000             5,321,497
                                                             -----------------
                                                                  124,581,594
                                                             -----------------
Home Equity - Other (9.41%)
ACE Securities Corp
       5.53%, 9/25/2035 (a)(b)                2,600,000             2,601,076
American Home Mortgage Investment Trust
       5.51%, 11/25/2030 (a)(b)               3,719,735             3,722,079
Asset Backed Securities Corp Home Equity
       5.61%, 3/25/2035 (a)(b)                3,577,398             3,580,922
Chase Funding Loan Acquisition Trust
       5.68%, 6/25/2034 (b)                     902,914               904,362
Encore Credit Receivables Trust
       5.52%, 2/25/2035 (b)                     622,697               622,936
First NLC Trust
       5.55%, 5/25/2035 (b)                   3,430,174             3,432,136
JP Morgan Mortgage Acquisition Corp
       5.58%, 7/25/2035 (a)(b)                5,400,000             5,421,130
Morgan Stanley Home Equity Loans
       5.49%, 2/25/2036 (a)(b)                5,250,000             5,260,642
Nomura Home Equity Loan Inc
       5.54%, 5/25/2035 (a)(b)                3,125,000             3,128,178
Residential Asset Securities Corp
       5.48%, 7/25/2035 (b)                   4,800,000             4,802,213
Soundview Home Equity Loan Trust
       5.42%, 7/25/2036 (b)                   3,000,000             2,999,985
                                                             -----------------
                                                                   36,475,659
                                                             -----------------
Mortgage Backed Securities (19.42%)
Banc of America Commercial Mortgage Inc
       1.06%, 11/10/2038 (b)                  2,750,310                85,507
       0.27%, 3/11/2041 (b)(f)               27,733,140               249,321
       4.73%, 7/10/2043 (b)                   3,500,000             3,355,229
Banc of America Funding Corp
       5.41%, 7/20/2036 (a)(b)                3,372,579             3,367,240
       5.61%, 7/20/2036 (a)                   1,937,715             1,937,715
Bear Stearns Commercial Mortgage Securities
       1.05%, 2/11/2041 (b)(f)               11,386,778               383,142

Mortgage Backed Securities
Bear Stearns Mortgage Funding Trust
       5.54%, 7/25/2036 (a)(b)(e)             3,974,516             3,974,516
Countrywide Alternative Loan Trust
       5.62%, 5/25/2035 (b)                     636,151               636,993
CS First Boston Mortgage Securities Corp
       0.47%, 11/15/2036 (b)(f)              12,327,318               516,749
       0.21%, 1/15/2037 (b)(f)               12,714,775               317,348
GE Capital Commercial Mortgage Corp
       5.33%, 11/10/2045 (b)(c)               5,000,000             5,037,885
G-Force LLC
       5.62%, 12/25/2039 (b)(f)               2,800,000             2,799,966
Greenpoint Mortgage Funding Trust
       5.62%, 6/25/2045 (b)                     440,873               442,391
Greenwich Capital Commercial Funding Corp
       0.34%, 6/10/2036 (b)(f)               19,318,329               217,003
       5.22%, 4/10/2037                       5,000,000             4,979,955
GS Mortgage Securities Corp
       0.86%, 11/10/2039                     30,500,000             1,398,711
Impac CMB Trust
       5.63%, 4/25/2035 (a)(b)                1,506,535             1,508,092
Impac Secured Assets CMN Owner Trust
       5.59%, 12/25/2031 (b)                  2,425,000             2,427,432
Indymac Index Mortgage Loan Trust
       5.65%, 4/25/2035 (b)                     652,007               655,118
JP Morgan Chase
Commercial Mortgage Securities
       0.34%, 9/12/2037 (b)                 105,809,331             1,517,623
JP Morgan Mortgage Trust
       4.95%, 11/25/2035 (b)                  3,000,000             2,994,579
       5.34%, 4/25/2036 (b)                   1,811,187             1,809,012
       5.98%, 8/25/2036 (b)(e)                2,400,000             2,450,064
       6.00%, 8/25/2036 (b)(e)                3,599,820             3,610,548
       5.58%, 10/25/2036 (e)                  4,725,000             4,721,126
LB-UBS Commercial Mortgage Trust
       5.90%, 6/15/2038 (b)                   2,550,000             2,678,196
       0.76%, 7/15/2040 (b)                 116,297,002             3,663,239
Merrill Lynch Mortgage Trust
       5.66%, 5/12/2039 (b)                   2,550,000             2,633,158
       0.58%, 5/12/2043                      54,205,681             1,447,237
Morgan Stanley Capital I
       0.37%, 8/13/2042                     183,242,431             3,619,404
Wachovia Bank Commercial Mortgage Trust
       0.27%, 3/15/2042 (b)(f)               33,103,640               400,422
       0.64%, 5/15/2044 (b)(f)              103,868,503             2,701,724
WAMU Alternative Mortgage
 Pass-Through Certificates
       5.60%, 6/25/2046 (a)(b)                5,151,786             5,155,269
Washington Mutual Inc
       5.79%, 7/25/2044 (a)(b)                  538,046               541,989
       5.55%, 4/25/2045 (b)                   1,086,828             1,089,885
                                                             -----------------
                                                                   75,323,788
                                                             -----------------
TOTAL BONDS                                               $       275,394,871
                                                             -----------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS
(64.20%) Federal Home Loan
Mortgage Corporation (FHLMC) (13.77%)
       5.00%, 10/ 1/2025                      1,389,035             1,355,437
       5.00%, 11/ 1/2036 (g)                  2,265,000             2,187,850
       5.50%, 11/ 1/2036 (g)                 16,520,000            16,334,150
       6.00%, 11/ 1/2036 (g)                  6,030,000             6,069,569
       6.50%, 11/ 1/2036 (g)                  3,310,000             3,374,131
       4.50%, 6/ 1/2011                       2,861,809             2,820,845

Federal Home Loan
Mortgage Corporation (FHLMC)
       6.50%, 6/ 1/2017                         360,253               367,963
       6.00%, 7/ 1/2017                         142,716               144,882
       5.50%, 4/ 1/2018                         989,783               992,690
       5.50%, 12/ 1/2018                          3,617                 3,628
       5.00%, 1/ 1/2019                       2,029,145             2,002,068
       6.00%, 1/ 1/2021                         432,491               438,788
       6.50%, 8/ 1/2022                         501,845               516,227
       6.00%, 6/ 1/2028                         113,766               115,179
       5.50%, 1/ 1/2029                          34,754                34,558
       5.50%, 3/ 1/2029                          19,081                18,980
       6.50%, 3/ 1/2029                          68,013                69,847
       8.00%, 8/ 1/2030                           5,097                 5,361
       8.00%, 11/ 1/2030                          5,379                 5,658
       7.50%, 12/ 1/2030                         29,075                30,277
       7.00%, 1/ 1/2031                          16,507                17,043
       7.50%, 2/ 1/2031                          17,842                18,580
       6.50%, 6/ 1/2031                           7,818                 8,017
       6.00%, 10/ 1/2031                         55,543                56,119
       6.00%, 2/ 1/2032                         147,299               148,828
       6.50%, 2/ 1/2032                         200,106               205,163
       6.50%, 4/ 1/2032                         110,196               112,937
       7.50%, 4/ 1/2032                         150,609               156,163
       6.50%, 8/ 1/2032                         493,710               505,988
       5.00%, 12/ 1/2032                      1,060,884             1,027,971
       5.50%, 5/ 1/2033                         691,050               685,353
       5.50%, 10/ 1/2033                        269,018               266,800
       5.50%, 12/ 1/2033                      6,099,075             6,048,794
       6.00%, 8/ 1/2036                       4,442,374             4,472,654
       6.18%, 10/ 1/2032 (b)                     42,223                42,478
       5.66%, 9/ 1/2033 (b)                     496,182               503,048
       4.69%, 8/ 1/2035 (b)                   2,291,164             2,237,654
                                                             -----------------
                                                                   53,401,678
                                                             -----------------
Federal National
Mortgage Association (FNMA) (26.47%)
       5.00%, 11/ 1/2036 (g)                 28,010,000            27,038,389
       5.50%, 11/ 1/2036 (g)                 15,885,000            15,696,366
       6.00%, 11/ 1/2036 (g)                 16,755,000            16,854,491
       6.50%, 11/ 1/2036 (g)                  3,605,000             3,673,719
       6.00%, 5/ 1/2009                          68,951                69,099
       4.50%, 3/ 1/2010                         162,394               159,543
       6.50%, 4/ 1/2010                          22,224                22,523
       6.50%, 6/ 1/2016                          45,639                46,631
       6.00%, 1/ 1/2017                         126,822               128,918
       6.00%, 4/ 1/2017                         163,861               166,573
       5.50%, 9/ 1/2017                         682,285               684,548
       5.00%, 1/ 1/2018                         804,319               794,158
       5.50%, 3/ 1/2018                         503,992               505,664
       5.00%, 4/ 1/2019                         723,793               713,859
       5.50%, 6/ 1/2019                         334,646               335,382
       5.50%, 7/ 1/2019                       1,088,133             1,090,525
       5.50%, 8/ 1/2019                         881,866               883,804
       5.50%, 9/ 1/2019                         653,122               654,558
       7.00%, 5/ 1/2022                         130,539               135,189
       6.00%, 12/ 1/2022                        249,520               253,292
       5.00%, 1/ 1/2026                       1,977,483             1,928,139
       5.50%, 6/ 1/2026                       1,955,546             1,946,861
       7.50%, 1/ 1/2031                          12,946                13,488
       7.50%, 5/ 1/2031                          15,296                15,936
       6.50%, 9/ 1/2031                         122,487               125,556

Federal National Mortgage Association (FNMA)
       6.00%, 12/ 1/2031                        206,173               208,169
       6.50%, 12/ 1/2031                         29,572                30,313
       7.00%, 2/ 1/2032                         105,599               109,045
       6.50%, 4/ 1/2032                          94,290                96,592
       7.00%, 4/ 1/2032                         157,363               162,404
       7.50%, 8/ 1/2032                         162,808               169,325
       6.00%, 11/ 1/2032                        174,826               176,407
       4.51%, 3/ 1/2033                       2,595,150             2,575,001
       5.50%, 9/ 1/2033                       3,216,494             3,187,178
       4.70%, 11/ 1/2033 (b)                    267,975               273,890
       5.14%, 12/ 1/2033 (b)                  1,020,585             1,005,807
       4.88%, 9/ 1/2034 (b)                   4,223,885             4,168,434
       4.73%, 2/ 1/2035 (b)                   5,380,018             5,279,454
       4.95%, 3/ 1/2035 (b)                   1,687,406             1,669,906
       5.09%, 8/ 1/2035                       5,801,624             5,767,145
       5.72%, 2/ 1/2036 (b)                     691,298               690,648
       5.79%, 6/ 1/2036 (b)(e)                  385,559               385,920
       6.50%, 8/ 1/2036                       2,743,648             2,796,644
                                                             -----------------
                                                                  102,689,493
                                                             -----------------
Government National
 Mortgage Association (GNMA) (4.29%)
       5.00%, 11/ 1/2036 (g)                  1,525,000             1,486,875
       5.50%, 11/ 1/2036 (g)                  1,540,000             1,533,263
       6.50%, 7/15/2008                          31,055                31,173
       6.50%, 10/15/2008                         26,919                27,022
       6.50%, 3/15/2009                          30,636                30,753
       5.50%, 12/15/2013                         36,932                37,167
       5.50%, 1/15/2014                         318,354               320,419
       5.50%, 2/15/2014                         183,678               184,870
       5.50%, 3/15/2014                         299,187               301,128
       8.00%, 8/15/2016                          87,903                92,469
       8.00%, 9/15/2016                           3,022                 3,179
       8.00%, 12/15/2016                         17,732                18,654
       7.50%, 4/15/2017                         173,254               179,712
       8.00%, 4/15/2017                          68,563                72,284
       7.50%, 5/15/2017                          17,480                18,131
       8.00%, 5/15/2017                          51,689                54,495
       8.00%, 6/15/2017                          55,837                58,868
       8.00%, 7/15/2017                          11,584                12,213
       7.50%, 7/15/2018                          41,459                43,057
       7.50%, 12/15/2021                        124,382               129,542
       7.50%, 2/15/2022                          58,696                61,176
       8.00%, 2/15/2022                          81,885                86,828
       7.50%, 3/15/2022                          58,193                60,651
       7.50%, 4/15/2022                         118,846               123,867
       7.50%, 5/15/2022                          84,433                88,000
       7.50%, 7/15/2022                          70,682                73,668
       7.50%, 8/15/2022                         363,335               378,683
       7.00%, 11/15/2022                        277,501               286,695
       7.50%, 11/15/2022                         80,141                83,527
       7.00%, 12/15/2022                        266,329               275,153
       7.00%, 1/15/2023                         162,654               168,135
       7.00%, 2/15/2023                         483,950               500,256
       7.50%, 2/15/2023                          54,391                56,725
       7.00%, 3/15/2023                          73,315                75,786
       7.50%, 5/15/2023                         138,074               143,999
       7.50%, 6/15/2023                          25,080                26,156
       7.00%, 7/15/2023                         250,532               258,973
       7.00%, 8/15/2023                         105,522               109,078

Government National
Mortgage Association(GNMA)
       6.50%, 9/15/2023                         304,709               313,650
       6.00%, 10/15/2023                        343,450               348,579
       6.50%, 10/15/2023                        150,969               155,399
       7.00%, 10/15/2023                         67,404                69,675
       7.50%, 10/15/2023                         26,370                27,502
       6.00%, 11/15/2023                        352,570               357,835
       6.50%, 11/15/2023                         30,751                31,653
       7.50%, 11/15/2023                        113,308               118,170
       6.00%, 12/15/2023                        241,133               244,734
       6.50%, 12/15/2023                        572,360               589,155
       7.00%, 12/15/2023                        142,759               147,569
       6.00%, 1/15/2024                         151,263               153,582
       6.50%, 1/15/2024                         609,899               628,247
       6.00%, 2/15/2024                         333,510               338,623
       6.00%, 3/15/2024                          55,402                56,252
       6.50%, 3/15/2024                          36,508                37,606
       6.50%, 4/15/2024                          86,771                89,381
       6.50%, 7/15/2024                         277,679               285,828
       7.50%, 8/15/2024                          23,736                24,769
       7.25%, 9/15/2025                          86,456                89,613
       6.50%, 10/15/2025                         91,495                94,309
       6.50%, 1/15/2026                          48,191                49,703
       7.00%, 1/15/2026                          62,517                64,714
       6.50%, 3/15/2026                          87,497                90,242
       7.00%, 5/15/2026                           9,524                 9,858
       7.00%, 1/15/2027                          73,203                75,799
       7.00%, 3/15/2027                          41,739                43,219
       7.50%, 4/15/2027                          14,865                15,532
       7.50%, 5/15/2027                          96,623               100,963
       7.50%, 6/15/2027                          58,536                61,166
       7.00%, 11/15/2027                        157,347               162,926
       7.00%, 12/15/2027                        127,887               132,421
       6.50%, 2/15/2028                          45,868                47,299
       7.00%, 4/15/2028                         116,031               120,008
       8.00%, 12/15/2030                         33,916                35,946
       7.00%, 5/15/2031                          53,584                55,438
       6.50%, 7/15/2031                          14,590                15,027
       7.00%, 7/15/2031                          15,732                16,273
       7.00%, 9/15/2031                          16,725                17,300
       6.50%, 10/15/2031                         89,845                92,537
       7.00%, 2/15/2032                          31,614                32,697
       6.50%, 7/15/2032                         130,008               133,871
       6.00%, 8/15/2032                         518,454               526,434
       6.00%, 9/15/2032                         464,064               471,207
       6.00%, 2/15/2033                         130,860               132,822
       6.00%, 1/20/2024                          65,036                65,830
       6.00%, 4/20/2024                         118,190               119,633
       6.50%, 4/20/2024                          69,402                71,273
       6.00%, 5/20/2024                         139,551               141,255
       6.00%, 10/20/2024                         60,477                61,216
       6.00%, 9/20/2025                          72,484                73,396
       6.00%, 11/20/2025                         58,763                59,502
       6.50%, 7/20/2026                          33,684                34,635
       6.00%, 10/20/2028                         71,618                72,574
       6.50%, 10/20/2028                         60,268                61,961
       5.50%, 5/20/2035                       1,696,296             1,684,361
                                                             -----------------
                                                                   16,643,799
                                                             -----------------

U.S. Treasury (13.00%)
       4.13%, 8/15/2010 (c)                  15,000,000            14,766,210
       4.25%, 10/15/2010 (c)                  9,750,000             9,636,120
       4.25%, 8/15/2014 (c)                   3,000,000             2,932,617
       4.13%, 5/15/2015 (c)                   8,750,000             8,460,498
       4.25%, 8/15/2015 (c)                   1,700,000             1,657,235
       6.88%, 8/15/2025 (c)                   6,750,000             8,454,375
       6.13%, 8/15/2029                         500,000               592,070
       5.38%, 2/15/2031 (c)                   3,600,000             3,908,531
                                                             -----------------
                                                                   50,407,656
                                                             -----------------
U.S. Treasury
Inflation-Indexed Obligations (3.74%)
       3.88%, 1/15/2009 (c)                   8,703,030             8,888,309
       3.00%, 7/15/2012 (c)                   5,443,392             5,611,157
                                                             -----------------
                                                                   14,499,466
                                                             -----------------
U.S. Treasury Strip (2.93%)
       0.00%, 11/15/2015 (c)(h)               4,000,000             2,640,048
       0.00%, 5/15/2020 (h)                  13,800,000             7,212,874
       0.00%, 8/15/2025 (h)                   3,750,000             1,515,682
                                                             -----------------
                                                                   11,368,604
                                                             -----------------
TOTAL U.S. GOVERNMENT
& GOVERNMENT AGENCY OBLIGATIONS                           $       249,010,696
                                                             -----------------
SHORT TERM INVESTMENTS (4.47%)
Commercial Paper (4.47%)
Investment in Joint Trading Account;
 Federal Home Loan Bank
       5.145%, 11/ 1/2006                    15,732,994            15,732,994
Societe Generale North America Inc
       5.24%, 11/ 1/2006 (a)                  1,000,000             1,000,000
Total Capital
       5.29%, 11/ 1/2006 (a)                    600,000               600,000
                                                             -----------------
                                                                   17,332,994
                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                              $        17,332,994
                                                             -----------------
MONEY MARKET FUNDS (6.21%)
Money Center Banks (6.21%)
BNY Institutional Cash Reserve Fund (a)      24,104,000            24,104,000
                                                             -----------------
TOTAL MONEY MARKET FUNDS                                  $        24,104,000
                                                             -----------------
Total Investments                                         $       565,842,561
Liabilities in Excess of
Other Assets, Net - (45.89)%                                     (177,988,156)
                                                             -----------------
TOTAL NET ASSETS - 100.00%                                $       387,854,405
                                                             =================
                                                             -----------------

                                                             =================

(a) Security was purchased  with the cash proceeds from  securities  loans.

(b) Variable Rate

(c) Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $291,702 or 0.08% of net assets..

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,467,514 or 4.76% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,585,675 or 1.96% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $         1,990,553
Unrealized Depreciation                             (3,261,765)
                                               -----------------
Net Unrealized Appreciation (Depreciation)          (1,271,212)
Cost for federal income tax purposes                567,113,773



                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                               Unrealized
                                                                                            Notional         Appreciation/
Description                                                                                 Amount           (Depreciation)
------------------------- ---------------------------------------------------------------------------- -------------------
Receive semi-annually a fixed rate of 5.40% and pay quarterly a floating rate based on
3-month LIBOR to Morgan                                                                     $1,500,000       $  33,524
Stanley. Expires October 2036.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                             Unrealized
                                                                                              Notional     Appreciation/
Description                                                                                     Amount      (Depreciation)
------------------------------------ -------------------------------------------------------------------- -------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay monthly a
floating rate based on                                                                      10,689,440        76,109
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a
floating rate based on                                                                      2,400,000          3,561
1-month LIBOR with Morgan Stanley.  Expires November 2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                                                         Current               Unrealized
                                             Number of             Original               Market             Appreciation/
Type                                         Contracts               Value                Value              (Depreciation)
------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006               125                   $29,567,025           $29,573,438                  $6,413
90 Day Euro Dollar; June 2008                    89                    21,143,063            21,196,463                  53,400
U.S. 2 Year Note; December 2006                  95                    19,377,031            19,418,594                  41,563
Sell:
90 Day Euro Dollar; June 2007                    89                    21,097,450            21,126,375                (28,925)
90 Day Euro Dollar; March 2007                  125                    29,590,625            29,618,750                (28,125)
U.S. 10 Year Note; December 2006                202                    21,639,695            21,860,188               (220,493)
U.S. 5 Year Note; December 2006                 150                    15,786,410            15,834,375                (47,965)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                  Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Mortgage Securities                                                                                                      82.55%
Government                                                                                                               33.48%
Asset Backed Securities                                                                                                  23.24%
Financial                                                                                                                 6.47%
Energy                                                                                                                    0.15%
Liabilities in Excess of Other Assets, Net                                                                            (-45.89%)
                                                                                                         -----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                         =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                              Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Futures                                                                                                                  40.90%
Interest Rate Swaps                                                                                                       0.01%
Total Return Swaps                                                                                                        0.02%


Schedule of Investments
October 31, 2006
Inflation Protection Fund
                                              Principal
                                                Amount               Value
                                              ------------- --- ----------------
BONDS (71.31%)
Agricultural Chemicals (0.43%)
Mosaic Global Holdings Inc
       11.25%, 6/ 1/2011                           500,000   $           528,125
                                                                ----------------

Appliances (0.41%)
Whirlpool Corp
       5.89%, 6/15/2009 (a)                        500,000               501,026
                                                                ----------------

Asset Backed Securities (9.35%)
Ameriquest Mortgage Securities Inc
       5.63%, 4/25/2034 (a)(b)                     586,727               586,723
Argent Securities Inc
       5.47%, 7/25/2036                          1,500,000             1,501,243
Carrington Mortgage Loan Trust
       5.55%, 12/25/2035 (a)(b)                    860,000               860,296
       5.60%, 12/25/2035 (a)                       250,000               250,449
Citigroup Mortgage Loan Trust Inc
       5.47%, 7/25/2035 (a)(b)                   1,165,000             1,165,240
Countrywide Asset-Backed Certificates
       6.07%, 12/25/2032 (a)                       150,000               150,103
       5.59%, 10/25/2034 (a)                        20,172                20,176
       5.52%, 7/25/2035 (a)                        169,745               169,804
       5.57%, 3/25/2036 (b)                      2,000,000             2,004,130
       5.57%, 4/25/2036 (a)(b)                   1,500,000             1,503,531
First Franklin Mortgage
Loan Asset Backed Certificates
       5.56%, 11/25/2035 (b)                     1,500,000             1,503,838
GMAC Mortgage Corp Loan Trust
       5.53%, 11/25/2036 (a)(b)                  1,500,000             1,500,678
Long Beach Mortgage Loan Trust
       5.85%, 6/25/2034 (a)                        200,000               200,768
       5.44%, 7/25/2035 (a)                         13,223                13,224
                                                                ----------------
                                                                      11,430,203
                                                                ----------------
Auto - Car & Light Trucks (0.41%)
DaimlerChrysler NA Holding Corp
       5.82%, 3/13/2009 (a)(b)                     500,000               500,324
                                                                ----------------

Automobile Sequential (0.05%)
Carss Finance LP
       6.27%, 1/15/2011 (a)(c)                      63,402                63,839
                                                                ----------------

Brewery (0.41%)
SABMiller PLC
       5.67%, 7/ 1/2009 (a)(b)(c)                  500,000               500,233
                                                                ----------------

Broadcasting Services & Programming (0.20%)
Clear Channel Communications Inc
       6.00%, 11/ 1/2006                           250,000               250,000
                                                                ----------------

Building - Residential & Commercial (0.38%)
DR Horton Inc
       8.50%, 4/15/2012                            200,000               209,616

Building - Residential & Commercial
K Hovnanian Enterprises Inc
       10.50%, 10/ 1/2007                          250,000               259,375
                                                                ----------------
                                                                         468,991
                                                                ----------------
Cable TV (0.82%)
Comcast Corp
       5.67%, 7/14/2009 (a)(b)                     500,000               500,936
COX Communications Inc
       5.94%, 12/14/2007 (a)(b)                    500,000               502,310
                                                                ----------------
                                                                       1,003,246
                                                                ----------------
Casino Hotels (0.49%)
Caesars Entertainment Inc
       8.50%, 11/15/2006                           100,000               100,081
       9.38%, 2/15/2007                            500,000               503,750
                                                                ----------------
                                                                         603,831
                                                                ----------------
Cellular Telecommunications (0.46%)
America Movil SA de CV
       6.01%, 4/27/2007 (a)                         50,000                50,110
Rogers Wireless Inc
       8.52%, 12/15/2010 (a)                       500,000               510,625
                                                                ----------------
                                                                         560,735
                                                                ----------------
Chemicals - Diversified (0.43%)
Equistar Chemicals LP/Equistar Funding Corp
       10.63%, 5/ 1/2011                           200,000               214,000
Lyondell Chemical Co
       9.50%, 12/15/2008                           300,000               307,875
                                                                ----------------
                                                                         521,875
                                                                ----------------
Chemicals - Plastics (0.42%)
BCI US Finance Corp/Borden
2 Nova Scotia Finance ULC
       11.89%, 7/15/2010 (a)(c)                    500,000               510,000
                                                                ----------------

Commercial Banks (0.49%)
HSBC America Capital Trust I
       7.81%, 12/15/2026 (c)                       100,000               104,075
VTB Capital SA for Vneshtorgbank
       5.97%, 8/ 1/2008 (c)(d)                     500,000               500,150
                                                                ----------------
                                                                         604,225
                                                                ----------------
Commercial Services (0.56%)
Aramark Services Inc
       7.00%, 5/ 1/2007                            150,000               150,654
Brickman Group Ltd/The
       11.75%, 12/15/2009                          500,000               532,500
                                                                ----------------
                                                                         683,154
                                                                ----------------
Computers - Memory Devices (0.41%)
Seagate Technology HDD Holdings
       6.23%, 10/ 1/2009                           500,000               500,000
                                                                ----------------

Containers - Metal & Glass (0.40%)
 Owens Brockway Glass Container Inc
       8.88%, 2/15/2009                            476,000               487,900
                                                                ----------------

Diversified Financial Services (0.43%)
Citicorp Capital II
       8.02%, 2/15/2027 (b)                        500,000               522,059
                                                                ----------------


Electric - Integrated (0.37%)
Enersis SA/Cayman Island
       6.90%, 12/ 1/2006                           250,000               250,035
Entergy Gulf States Inc
       5.80%, 12/ 1/2009 (a)                       200,000               199,472
                                                                ----------------
                                                                         449,507
                                                                ----------------
Electronic Components - Miscellaneous (0.21%)
Solectron Corp
       7.97%, 11/15/2006                           250,000               251,250
                                                                ----------------

Electronic Components
 - Semiconductors (0.41%)
Hynix Semiconductor Manufacturing America Inc
       8.63%, 5/15/2007 (c)                        500,000               504,557
                                                                ----------------

Engines - Internal Combustion (0.43%)
Cummins Inc
       9.50%, 12/ 1/2010 (b)                       500,000               524,911
                                                                ----------------

Finance - Commercial (1.23%)
Textron Financial Floorplan Master Note
       5.64%, 5/13/2010 (c)                      1,500,000             1,505,801
                                                                ----------------

Finance - Consumer Loans (0.41%)
SLM Corp
       5.59%, 3/15/2011 (a)(b)                     500,000               499,907
                                                                ----------------

Finance - Credit Card (0.41%)
Capital One Financial Corp
       5.67%, 9/10/2009                            500,000               501,396
                                                                ----------------

Finance - Investment Banker & Broker (0.41%)
Goldman Sachs Group Inc
       5.59%, 3/ 2/2010 (a)(b)                     500,000               500,903
                                                                ----------------

Finance - Leasing Company (0.33%)
International Lease Finance Corp
       5.62%, 5/24/2010 (b)                        400,000               401,196
                                                                ----------------

Finance - Mortgage Loan/Banker (13.29%)
Fannie Mae
       5.29%, 2/17/2009 (a)                        200,000               192,936
       5.62%, 2/25/2018 (a)                        124,070               124,378
       5.62%, 3/25/2018 (a)(b)                     643,562               646,284
       5.62%, 10/25/2018 (a)(b)                    881,794               884,495
       5.57%, 11/25/2022 (a)                       154,369               154,878
       5.52%, 1/25/2023 (a)                        151,224               151,517
       5.72%, 6/25/2023 (a)(b)                     934,351               936,140
       5.72%, 2/25/2028 (a)                        360,662               362,022
       5.72%, 5/25/2030 (a)(b)                     720,881               723,480
       5.72%, 5/25/2031 (a)(b)                     903,008               908,447
       5.62%, 2/25/2032 (a)                        165,308               165,824
       5.52%, 4/25/2034 (a)(b)                     870,639               870,504
       5.57%, 3/25/2035 (a)(b)                     340,615               340,941
       5.54%, 4/25/2035 (a)(b)                     880,171               876,891
Fannie Mae Grantor Trust
       5.46%, 4/25/2035 (a)(b)                     412,257               412,474
       5.41%, 5/25/2035 (a)                        138,936               137,944
       5.48%, 6/25/2035 (a)                        108,443               108,801
Finance - Mortgage Loan/Banker
Fannie Mae Grantor Trust (continued)
       5.47%, 9/25/2035 (a)(b)                     750,000               751,344
       5.81%, 11/28/2035 (a)(b)                    269,397               269,437
Fannie Mae Whole Loan
       5.47%, 11/25/2033 (a)                        44,571                44,571
       5.47%, 5/25/2035 (a)                        154,426               154,680
       5.52%, 5/25/2035 (a)                        151,691               152,201
       5.57%, 6/25/2044 (a)                         98,782                98,805
       5.77%, 2/25/2047 (a)(b)                     117,932               118,622
Freddie Mac
       5.62%, 5/15/2013 (a)(b)                     478,296               478,686
       5.62%, 5/15/2017 (a)(b)                     663,665               664,705
       5.62%, 2/15/2018 (a)(b)                     597,481               599,661
       5.62%, 6/15/2018 (a)(b)                     674,209               675,968
       5.57%, 3/15/2023 (a)(b)                     360,577               361,261
       5.77%, 6/15/2023 (a)                        137,230               138,500
       5.72%, 7/15/2023 (a)                        294,078               294,764
       5.67%, 7/15/2028 (a)(b)                     845,269               846,974
       5.72%, 1/15/2030 (a)(b)                     854,197               856,556
       5.67%, 2/15/2030 (a)                         60,137                60,334
       5.52%, 4/15/2030 (a)                        186,579               186,577
       5.67%, 5/15/2030 (a)                        142,820               143,157
       5.72%, 9/15/2033 (a)(b)                     484,433               486,764
       5.62%, 10/15/2034 (a)                       304,125               304,159
Ginnie Mae
       5.67%, 10/20/2031 (a)                       316,787               318,461
Residential Capital Corp
       6.74%, 6/29/2007 (a)                        250,000               251,397
                                                                ----------------
                                                                      16,255,540
                                                                ----------------
Finance - Other Services (0.20%)
Athena Neurosciences Finance LLC
       7.25%, 2/21/2008                            250,000               250,000
                                                                ----------------

Food - Retail (0.41%)
Kroger Co/The
       7.65%, 4/15/2007                            500,000               504,675
                                                                ----------------

Home Equity - Other (3.82%)
ACE Securities Corp
       5.53%, 9/25/2035 (a)(b)                   1,000,000             1,000,414
Bear Stearns Asset Backed Securities Inc
       5.49%, 8/25/2036 (a)                        400,000               400,101
First NLC Trust
       5.55%, 12/25/2035 (a)                       300,000               300,104
New Century Home Equity Loan Trust
       5.61%, 3/25/2035 (a)(b)                     802,719               803,642
Option One Mortgage Loan Trust
       6.32%, 2/25/2035 (a)                        100,000               100,839
Residential Asset Securities Corp
       7.12%, 4/25/2032 (a)                          3,814                 3,819
       5.76%, 10/25/2033 (a)                        17,859                17,890
       5.51%, 5/25/2034 (a)(b)                     154,944               155,062
       5.52%, 5/25/2035 (a)                        175,954               176,060
Soundview Home Equity Loan Trust
       5.50%, 3/25/2036 (a)(b)                   1,000,000             1,001,586

Home Equity - Other
Wells Fargo Home Equity Trust
       5.61%, 10/25/2035 (c)                 717,287               717,898
                                                          -----------------
                                                                 4,677,415
                                                          -----------------
Hotels & Motels (0.21%)
Starwood Hotels & Resorts Worldwide Inc
       7.38%, 5/ 1/2007 (b)                  255,000               256,594
                                                          -----------------

Insurance Brokers (0.82%)
AON Corp
       6.95%, 1/15/2007 (a)                  500,000               501,427
Marsh & McLennan Cos Inc
       5.51%, 7/13/2007 (a)(b)               500,000               499,906
                                                          -----------------
                                                                 1,001,333
                                                          -----------------
Medical - Hospitals (0.41%)
HCA Inc
       5.25%, 11/ 6/2008                     500,000               500,000
                                                          -----------------

Medical - Wholesale Drug
Distribution (0.41%)
Cardinal Health Inc
       5.64%, 10/ 2/2009 (a)(c)              500,000               499,982
                                                          -----------------

Mortgage Backed Securities (17.61%)
Adjustable Rate Mortgage Trust
       5.60%, 8/25/2036 (a)(b)(e)          1,417,717             1,424,522
Banc of America Funding Corp
       5.61%, 7/20/2036                    1,453,286             1,453,286
Banc of America Large Loan
       5.61%, 2/ 9/2021 (a)(b)(c)            200,000               200,605
Bank of America Alternative Loan Trust
       5.72%, 6/25/2036 (a)(b)               663,243               661,934
Bear Stearns Asset Backed Securities Inc
       5.55%, 4/25/2036 (a)                  263,433               263,483
Citigroup/Deutsche Bank
Commercial Mortgage
       0.65%, 10/15/2048 (c)              39,565,000               999,944
Countrywide Alternative Loan Trust
       5.74%, 12/25/2035 (a)(b)              978,479               983,281
       5.49%, 6/25/2036 (a)(b)             1,500,000             1,500,669
       5.60%, 6/25/2036 (a)(b)(e)          1,406,721             1,407,091
Countrywide Asset-Backed Certificates
       5.59%, 1/25/2036 (a)(b)               250,000               250,407
Countrywide Home Loan Mortgage
Pass Through Certificates
       5.52%, 4/25/2046 (a)(b)             1,421,502             1,419,914
G-Force LLC
       5.62%, 12/25/2039 (a)(b)(c)         1,000,000               999,988
GSR Mortgage Loan Trust
       5.58%, 8/25/2046 (a)                  292,433               292,992
Homebanc Mortgage Trust
       5.66%, 1/25/2036 (a)(b)(e)          1,357,368             1,361,026
Impac CMB Trust
       6.07%, 8/25/2033 (a)                   51,643                51,683
       5.81%, 10/25/2034 (a)                 117,111               117,240
       6.87%, 10/25/2034 (a)(b)              204,473               206,630
       5.83%, 8/25/2035 (a)                  118,962               119,251
       5.97%, 8/25/2035 (a)                  110,388               110,490
Indymac Index Mortgage Loan Trust
       5.55%, 4/25/2035 (a)                  264,123               265,111

Mortgage Backed Securities
Morgan Stanley Capital I
       5.48%, 8/15/2019 (a)(b)(c)          1,000,000             1,000,400
Wachovia Bank Commercial Mortgage Trust
       5.55%, 1/15/2018 (a)(c)               465,124               465,142
WAMU Alternative Mortgage
Pass-Through Certificates
       5.60%, 6/25/2046 (a)(b)               983,523               984,188
Washington Mutual Inc
       5.64%, 12/25/2027 (a)(b)            1,355,134             1,355,661
       5.79%, 7/25/2044 (a)                  206,941               208,457
       5.69%, 1/25/2045 (a)(b)               422,868               426,359
       5.70%, 11/25/2045 (a)(e)            2,000,000             2,005,703
       5.55%, 8/25/2046 (e)                1,000,000             1,000,000
                                                          -----------------
                                                                21,535,457
                                                          -----------------
Multimedia (0.51%)
Time Warner Inc
       6.15%, 5/ 1/2007                      350,000               351,266
Viacom Inc
       5.74%, 6/16/2009                      275,000               275,032
                                                          -----------------
                                                                   626,298
                                                          -----------------
Office Automation & Equipment (0.33%)
Xerox Corp
       6.16%, 12/18/2009 (a)                 400,000               402,000
                                                          -----------------

Oil - Field Services (0.41%)
BJ Services Co
       5.57%, 6/ 1/2008 (a)                  500,000               499,972
                                                          -----------------

Oil & Gas Drilling (0.41%)
Transocean Inc
       5.59%, 9/ 5/2008 (a)(b)               500,000               500,122
                                                          -----------------

Oil Company - Exploration
& Production (1.14%)
Anadarko Petroleum Corp
       5.79%, 9/15/2009 (a)                  250,000               250,361
Hilcorp Energy I LP/Hilcorp Finance Co
       10.50%, 9/ 1/2010 (c)                 500,000               536,250
Newfield Exploration Co
       7.45%, 10/15/2007                     500,000               505,000
Vintage Petroleum Inc
       8.25%, 5/ 1/2012                      100,000               105,368
                                                          -----------------
                                                                 1,396,979
                                                          -----------------
Oil Refining & Marketing (0.26%)
Giant Industries Inc
       11.00%, 5/15/2012                     300,000               324,000
                                                          -----------------

Optical Supplies (0.49%)
Bausch & Lomb Inc
       6.95%, 11/15/2007                     600,000               601,174
                                                          -----------------

Paper & Related Products (0.41%)
Bowater Inc
       8.39%, 3/15/2010 (a)                  500,000               505,000
                                                          -----------------

Pipelines (0.84%)
Duke Capital LLC
       4.33%, 11/16/2006 (b)                 500,000               499,782

Pipelines
Northwest Pipeline Corp
       8.13%, 3/ 1/2010                      250,000               258,750
Southern Natural Gas Co
       8.88%, 3/15/2010                      250,000               262,623
                                                          -----------------
                                                                 1,021,155
                                                          -----------------
Publishing - Periodicals (0.45%)
Dex Media East LLC/Dex
Media East Finance Co
       9.88%, 11/15/2009                     100,000               105,125
       12.13%, 11/15/2012                    400,000               445,000
                                                          -----------------
                                                                   550,125
                                                          -----------------
Real Estate Operator & Developer (0.41%)
First Industrial LP
       7.00%, 12/ 1/2006                     500,000               500,585
                                                          -----------------

Regional Banks (0.43%)
Fleet Capital Trust II
       7.92%, 12/11/2026                     500,000               520,507
                                                          -----------------

REITS - Diversified (0.55%)
iStar Financial Inc
       6.64%, 3/12/2007 (a)(b)               275,000               276,105
       5.94%, 3/16/2009 (a)(b)               225,000               226,513
Liberty Property LP
       6.95%, 12/ 1/2006                     170,000               170,134
                                                          -----------------
                                                                   672,752
                                                          -----------------
REITS - Healthcare (0.37%)
Health Care Property Investors Inc
       5.84%, 9/15/2008 (a)                  250,000               249,604
National Health Investors Inc
       7.30%, 7/16/2007                      200,000               199,736
                                                          -----------------
                                                                   449,340
                                                          -----------------
REITS - Hotels (0.33%)
Host Marriott LP
       9.50%, 1/15/2007                      400,000               402,500
                                                          -----------------

REITS - Office Property (0.41%)
HRPT Properties Trust
       5.99%, 3/16/2011 (a)(b)               500,000               500,789
                                                          -----------------

REITS - Warehouse & Industrial (0.41%)
Prologis
       5.65%, 8/24/2009 (a)(b)               500,000               500,424
                                                          -----------------

Rental - Auto & Equipment (0.41%)
Erac USA Finance Co
       5.63%, 4/30/2009 (b)(c)               500,000               500,816
                                                          -----------------

Retail -Regional Department Store (0.42%)
JC Penney Corp Inc
       8.13%, 4/ 1/2027 (b)                  500,000               516,301
                                                          -----------------

Satellite Telecommunications (0.22%)
Intelsat Corp
       6.38%, 1/15/2008                      275,000               274,313
                                                          -----------------


Savings & Loans - Thrifts (0.41%)
Washington Mutual Inc
       5.67%, 1/15/2010 (a)(b)               500,000               501,943
                                                          -----------------

Special Purpose Banks (0.31%)
Korea Development Bank
       5.77%, 10/20/2009 (a)(b)              380,000               382,404
                                                          -----------------

Telecommunication Services (1.20%)
Insight Midwest LP/Insight Capital Inc
       10.50%, 11/ 1/2010                    535,000               553,725
Mastec Inc
       7.75%, 2/ 1/2008                      200,000               200,000
TELUS Corp
       7.50%, 6/ 1/2007                      400,000               404,583
Time Warner Telecom Holdings Inc
       9.41%, 2/15/2011                      300,000               306,000
                                                          -----------------
                                                                 1,464,308
                                                          -----------------
Telephone - Integrated (1.02%)
Deutsche Telekom International Finance BV
       5.57%, 3/23/2009 (a)                  200,000               200,070
Mountain States Telephone & Telegraph Co
       6.00%, 8/ 1/2007                      250,000               248,125
Sprint Capital Corp
       6.00%, 1/15/2007                      500,000               500,248
Telecom Italia Capital SA
       5.98%, 7/18/2011 (a)(b)               300,000               299,318
                                                          -----------------
                                                                 1,247,761
                                                          -----------------
Television (0.41%)
CBS Corp
       5.63%, 5/ 1/2007                      500,000               500,370
                                                          -----------------

Transport - Rail (0.41%)
Burlington Northern Santa Fe Corp
       7.88%, 4/15/2007 (b)                  500,000               505,145
                                                          -----------------

Transport - Services (0.40%)
FedEx Corp
       2.65%, 4/ 1/2007                      500,000               494,264
                                                          -----------------
TOTAL BONDS                                            $        87,221,537
                                                          -----------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (67.24%) U.S. Treasury
Inflation-Indexed Obligations (67.24%)
       3.88%, 1/15/2009 (f)(g)             3,406,615             3,479,138
       4.25%, 1/15/2010 (g)                3,987,217             4,185,956
       0.88%, 4/15/2010 (g)                6,796,835             6,404,956
       3.50%, 1/15/2011 (g)                4,018,382             4,179,901
       2.38%, 4/15/2011 (g)                4,175,853             4,153,503
       3.38%, 1/15/2012 (g)                2,221,980             2,322,838
       3.00%, 7/15/2012                    2,551,590             2,630,230
       1.88%, 7/15/2013 (g)                7,144,008             6,917,965
       2.00%, 1/15/2014 (g)                4,662,330             4,544,130
       2.00%, 7/15/2014 (g)                6,679,621             6,506,365
       1.63%, 1/15/2015 (g)                6,593,974             6,235,169
       1.88%, 7/15/2015 (g)                  885,797               852,891
       2.00%, 1/15/2016 (g)                  724,261               703,608
       2.50%, 7/15/2016 (g)                4,957,382             5,028,644
       2.38%, 1/15/2025 (g)                8,707,846             8,814,657
       2.00%, 1/15/2026 (g)                5,639,987             5,390,372
U.S. Treasury
Inflation-Indexed Obligations
       3.63%, 4/15/2028                    1,203,940             1,486,678
       3.88%, 4/15/2029 (g)                4,818,643             6,204,379
       3.38%, 4/15/2032 (g)                1,774,788             2,197,132
                                                          -----------------
                                                                82,238,512
                                                          -----------------
TOTAL U.S. GOVERNMENT
& GOVERNMENT AGENCY OBLIGATIONS                        $        82,238,512
                                                          -----------------
SHORT TERM INVESTMENTS (2.37%)
Commercial Paper (2.37%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                  2,902,469             2,902,469
                                                          -----------------
TOTAL SHORT TERM INVESTMENTS                           $         2,902,469
                                                          -----------------
MONEY MARKET FUNDS (2.86%)
Money Center Banks (2.86%)
BNY Institutional Cash Reserve Fund (b)    3,495,000             3,495,000
                                                          -----------------
TOTAL MONEY MARKET FUNDS                               $         3,495,000
                                                          -----------------
Total Investments                                      $       175,857,518
Liabilities in Excess
of Other Assets, Net - (43.78)%                                (53,549,888)
                                                          -----------------
TOTAL NET ASSETS - 100.00%                             $       122,307,630
                                                          =================
                                                          -----------------

                                                          =================

(a) Variable Rate

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,609,680 or 7.86% of net assets.

(d)  Security   purchased  on  a  when-issued  basis.  See  Notes  to  Financial
Statements.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,198,342 or 5.89% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,698 or 0.01% of net assets.

(g) Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $        826
Unrealized Depreciation                           (2,266,946)
                                            -----------------
Net Unrealized Appreciation (Depreciation)        (2,266,120)
Cost for federal income tax purposes              178,123,638


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                               Unrealized
                                                                                                 Notional     Appreciation/
Description                                                                                       Amount      (Depreciation)
------------------------------------ ----------------------------------------------------------------------------------------
Receive a semi-annual return equal to a 0.875% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          $2,500,000      $(13,550)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.


Receive a semi-annual return equal to a 1.875% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          4,600,000        122,947
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires November 2006.


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          2,400,000          8,768
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                                                             4,800,000       (54,246)
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March
2007.


Receive a semi-annual return equal to a 3.00% U.S. Treasury Inflation Index Obligation and
pay semi-annually a                                                                             4,500,000     (49,435)
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March
2007.

Receive a semi-annual return equal to a 3.625% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          3,750,000      294,364
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires November 2006.


Receive a semi-annual return equal to a 3.875% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          1,600,000     (12,967)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.   Expires March 2007.


Receive a semi-annual return equal to a 3.875% U.S. Treasury Inflation Index Obligation and
pay monthly a floating                                                                          2,000,000      (5,158)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.



                          SCHEDULE OF FUTURES CONTRACTS
                                                                                         Current               Unrealized
                                              umber of             Original               Market             Appreciation/
Type                                          ontracts               Value                Value              (Depreciation)
------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006                19                    $4,494,188            $4,495,164                    $976
90 Day Euro Dollar; June 2008                    13                     3,088,313             3,096,113                   7,800
Sell:
90 Day Euro Dollar; June 2007                    13                     3,081,650             3,085,875                 (4,225)
90 Day Euro Dollar; March 2007                   19                     4,497,775             4,502,050                 (4,275)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                  Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Government                                                                                                               67.40%
Mortgage Securities                                                                                                      31.61%
Asset Backed Securities                                                                                                  15.75%
Financial                                                                                                                10.18%
Communications                                                                                                            5.29%
Consumer, Non-cyclical                                                                                                    3.10%
Energy                                                                                                                    3.06%
Consumer, Cyclical                                                                                                        2.33%
Industrial                                                                                                                1.85%
Basic Materials                                                                                                           1.69%
Technology                                                                                                                1.15%
Utilities                                                                                                                 0.37%
Liabilities in Excess of Other Assets, Net                                                                            (-43.78%)
                                                                                                         -----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                         =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                              Percent
-------------------------------------------------------------------------------------- ----------------- -----------------------
Futures                                                                                                                  12.41%
Total Return Swaps                                                                                                        0.46%


Schedule of Investments
October 31, 2006
International Emerging Markets Fund
                                             Shares
                                              Held                Value
                                         --------------- --- -----------------
COMMON STOCKS (91.58%)
Agricultural Biotech (0.00%)
Global Bio-Chem
Technology Group Co Ltd (a)                     73,093   $                94
                                                             -----------------

Agricultural Operations (0.81%)
Astra Agro Lestari Tbk PT                     1,660,000             1,776,132
Astral Foods Ltd                                 71,452               929,283
                                                             -----------------
                                                                    2,705,415
                                                             -----------------
Airlines (0.76%)
Korean Air Lines Co Ltd                          50,860             1,808,332
Thai Airways International
Public Ltd (a)(b)                               540,100               706,013
                                                             -----------------
                                                                    2,514,345
                                                             -----------------
Apparel Manufacturers (0.49%)
Youngone Corp (c)                               306,750             1,640,862
                                                             -----------------

Applications Software (1.35%)
Infosys Technologies Ltd ADR                     62,610             3,261,981
Tata Consultancy Services Ltd                    50,952             1,230,067
                                                             -----------------
                                                                    4,492,048
                                                             -----------------
Auto - Car & Light Trucks (0.80%)
Hyundai Motor Co                                 13,030             1,059,327
Tofas Turk Otomobil Fabrikasi AS                483,739             1,598,096
                                                             -----------------
                                                                    2,657,423
                                                             -----------------
Auto - Medium & Heavy Duty Trucks (0.46%)
Mahindra & Mahindra Ltd                          89,014             1,545,736
                                                             -----------------

Auto/Truck Parts & Equipment
- Original (0.71%)
Halla Climate Control                            83,420               965,058
Hyundai Mobis                                    14,434             1,409,391
                                                             -----------------
                                                                    2,374,449
                                                             -----------------
Beverages - Non-Alcoholic (0.22%)
Coca-Cola Icecek AS (a)                         122,487               717,796
                                                             -----------------

Beverages - Wine & Spirits (0.08%)
Yantai Changyu Pioneer Wine Co                   74,085               252,338
                                                             -----------------

Broadcasting
Services & Programming(0.56%)
Grupo Televisa SA ADR (c)                        75,311             1,858,675
                                                             -----------------

Building - Heavy Construction (0.45%)
YTL Corp Bhd                                    997,500             1,502,053
                                                             -----------------

Building -Residential & Commercial (0.35%
Klabin Segall SA (a)                            168,185             1,179,970
                                                             -----------------

Building & Construction
- Miscellaneous (0.64%)
Murray & Roberts Holdings Ltd                   414,465             2,136,287
                                                             -----------------

Building Products
- Cement & Aggregate (3.61%)
ACC Ltd                                         105,727             2,269,972
Akcansa Cimento AS                               28,363               153,576

Building Products - Cement & Aggregate
Anhui Conch Cement Co Ltd                       832,000             1,850,018
Cemex SAB de CV (a)                           1,544,218             4,729,629
Grasim Industries Ltd                            27,447             1,674,828
Gujarat Ambuja Cements Ltd                      513,473             1,339,842
                                                             -----------------
                                                                   12,017,865
                                                             -----------------
Casino Hotels (0.33%)
Genting Bhd                                     152,186             1,114,572
                                                             -----------------

Cellular Telecommunications (5.01%)
America Movil SA de CV ADR (c)                  146,402             6,276,254
China Mobile Ltd                                827,462             6,721,583
SK Telecom Co Ltd                                 5,817             1,262,552
Vimpel-Communications ADR (a)                    36,521             2,410,021
                                                             -----------------
                                                                   16,670,410
                                                             -----------------
Chemicals - Diversified (0.62%)
Nan Ya Plastics Corp                          1,431,140             2,065,385
                                                             -----------------

Commercial Banks (9.14%)
Attijariwafa Bank                                   647               152,844
Banco do Brasil SA                               94,336             2,291,774
Banco Nossa Caixa SA (a)                         37,500               881,373
Bank BPH                                          3,857             1,103,071
Bank of Communications Co Ltd (c)             2,520,000             1,891,559
Bank of the Philippine Islands                  548,638               682,495
Bank Rakyat Indonesia                         6,019,500             3,236,823
Bumiputra-Commerce Holdings Bhd                 713,100             1,347,129
HDFC Bank Ltd ADR                                16,350             1,132,401
Industrial & Commercial Bank of China (a)     5,487,000             2,454,261
Komercni Banka AS                                 9,834             1,530,370
Kookmin Bank                                     51,630             4,104,317
Nedbank Group Ltd                                98,367             1,624,315
Raiffeisen International Bank Holding AS         26,797             3,066,257
Sberbank                                          1,661             3,737,250
Siam Commercial Bank Public (a)(b)              655,376             1,160,115
                                                             -----------------
                                                                   30,396,354
                                                             -----------------
Computers (1.36%)
High Tech Computer Corp                         119,280             2,958,689
Wistron Corp                                  1,351,980             1,564,980
                                                             -----------------
                                                                    4,523,669
                                                             -----------------
Computers - Memory Devices (0.22%)
Quanta Storage Inc                              577,887               747,118
                                                             -----------------

Diversified Financial Services (4.13%)
Cathay Financial Holding Co Ltd                 612,449             1,187,702
Indiabulls Financial Services Ltd               103,422               973,701
Investec Ltd                                    261,726             2,623,589
Mega Financial Holding Co Ltd                 2,836,000             1,999,525
Shin Kong Financial Holding Co Ltd            2,217,940             1,960,536
Shinhan Financial Group Co Ltd                   55,253             2,548,018
Woori Finance Holdings Co Ltd                   113,730             2,432,243
                                                             -----------------
                                                                   13,725,314
                                                             -----------------
Diversified Minerals (1.11%)
Antofagasta PLC                                 382,968             3,703,173
                                                             -----------------

Diversified Operations (2.43%)
Barloworld Ltd                                   87,320             1,686,867

Diversified Operations
Bidvest Group Ltd (a)                           145,931             2,411,707
Grupo Carso SA de CV                            725,700             2,441,164
GS Holdings Corp                                 44,040             1,540,138
                                                             -----------------
                                                                    8,079,876
                                                             -----------------
Electric - Generation (1.59%)
CEZ                                              37,143             1,467,374
China Power International Development Ltd     2,857,000             1,366,028
China Resources Power Holdings Co             1,206,000             1,503,576
Glow Energy PCL (b)                           1,123,327               940,695
                                                             -----------------
                                                                    5,277,673
                                                             -----------------
Electric - Integrated (0.65%)
CPFL Energia SA                                 125,622             1,598,185
Terna Participacoes SA (a)                       53,282               565,716
                                                             -----------------
                                                                    2,163,901
                                                             -----------------
Electric Products - Miscellaneous (0.59%)
LG Electronics Inc                               32,357             1,957,492
                                                             -----------------

Electronic Components
- Miscellaneous (1.60%)
AAC Acoustic Technology Holdings Inc (a)        616,000               715,740
HON HAI Precision Industry Co Ltd               713,750             4,624,568
                                                             -----------------
                                                                    5,340,308
                                                             -----------------
Electronic Components
- Semiconductors (4.10%)
Hynix Semiconductor Inc (a)                      60,205             2,185,322
MediaTek Inc                                    110,950             1,082,480
Samsung Electronics Co Ltd                       15,976            10,360,153
                                                             -----------------
                                                                   13,627,955
                                                             -----------------
Feminine Health Care Products (0.47%)
Hengan International Group Co Ltd               643,574             1,548,498
                                                             -----------------

Finance - Credit Card (0.58%)
LG Card Co Ltd (c)                               30,121             1,918,128
                                                             -----------------

Finance - Other Services (0.96%)
Grupo Financiero Banorte SA de CV               877,300             3,179,391
                                                             -----------------

Food - Dairy Products (0.53%)
Wimm-Bill-Dann Foods OJSC ADR (c)                42,202             1,778,814
                                                             -----------------

Food - Retail (0.65%)
BIM Birlesik Magazalar AS                         1,819                80,415
Shoprite Holdings Ltd                           573,607             2,090,181
                                                             -----------------
                                                                    2,170,596
                                                             -----------------
Gold Mining (0.61%)
Gold Fields Ltd                                  48,565               802,602
Polyus Gold Co ADR (a)(c)                        25,512             1,218,198
                                                             -----------------
                                                                    2,020,800
                                                             -----------------
Life & Health Insurance (1.02%)
China Life Insurance Co Ltd                     861,000             1,812,690
Sanlam Ltd                                      668,019             1,583,594
                                                             -----------------
                                                                    3,396,284
                                                             -----------------
Machinery - General Industry (0.46%)
Industrias CH SA (a)                            393,585             1,528,784
                                                             -----------------


Medical - Generic Drugs (0.76%)
Teva Pharmaceutical Industries Ltd ADR (c        76,540             2,523,524
                                                             -----------------

Metal - Diversified (1.14%)
Hindustan Zinc Ltd                               29,637               596,821
MMC Norilsk Nickel ADR                           21,726             3,193,722
                                                             -----------------
                                                                    3,790,543
                                                             -----------------
Metal - Iron (0.43%)
Novolipetsk Steel (b)(c)                         67,380             1,414,980
                                                             -----------------

Metal Processors & Fabrication (0.74%)
Catcher Technology Co Ltd                       285,339             2,462,186
                                                             -----------------

Multi-Line Insurance (0.93%)
Porto Seguro SA (a)                             136,880             3,105,089
                                                             -----------------

Non-Ferrous Metals (0.74%)
Grupo Mexico SAB de CV                          705,759             2,465,900
                                                             -----------------

Oil Company - Exploration
& Production (5.02%)
CNOOC Ltd                                     2,144,000             1,802,225
Oao Gazprom (a)(b)(d)                            23,609             2,514,359
Oao Gazprom (a)                                 290,919            12,393,149
                                                             -----------------
                                                                   16,709,733
                                                             -----------------
Oil Company - Integrated (8.88%)
China Petroleum & Chemical Corp               5,034,000             3,493,924
LUKOIL ADR                                      103,748             8,362,089
PetroChina Co Ltd                             5,800,807             6,389,629
Petroleo Brasileiro SA ADR (c)                  103,349             9,173,257
Sasol Ltd                                        61,813             2,116,772
                                                             -----------------
                                                                   29,535,671
                                                             -----------------
Oil Refining & Marketing (2.33%)
Reliance Industries Ltd (b)(d)                   46,811             2,525,454
SK Corp                                          25,280             1,854,010
Thai Oil Public (a)(b)                          936,900             1,556,397
Tupras Turkiye Petrol Rafinerileri AS           109,446             1,815,348
                                                             -----------------
                                                                    7,751,209
                                                             -----------------
Pharmacy Services (0.52%)
Profarma Distribuidora de
Produtos Farmacenticos SA (a)                   140,558             1,742,183
                                                             -----------------

Platinum (0.75%)
Anglo Platinum Ltd                               23,454             2,509,927
                                                             -----------------

Power Converter
& Supply Equipment (1.18%)
Bharat Heavy Electricals                         37,441             2,012,235
Delta Electronics Inc                           674,650             1,906,708
                                                             -----------------
                                                                    3,918,943
                                                             -----------------
Property & Casualty Insurance (0.63%)
Dongbu Insurance Co Ltd                          74,620             1,777,987
Meritz Fire & Marine Insurance Co Ltd            49,150               307,774
                                                             -----------------
                                                                    2,085,761
                                                             -----------------
Real Estate Operator & Developer (1.34%)
Huaku Construction Corp                         943,000             1,916,620
IRSA Inversiones y
Representaciones SA (a)                           5,218                74,983
Shenzhen Investment Ltd                       6,308,000             2,480,959
                                                             -----------------
                                                                    4,472,562
                                                             -----------------

Retail - Apparel & Shoe (0.97%)
Edgars Consolidated Stores Ltd                  391,946             1,949,071
Lojas Renner SA                                 100,945             1,264,882
                                                             -----------------
                                                                    3,213,953
                                                             -----------------
Retail - Major Department Store (0.82%)
Hyundai Department Store Co Ltd                  22,485             1,882,898
Parkson Retail Group Ltd                        205,000               851,065
                                                             -----------------
                                                                    2,733,963
                                                             -----------------
Semiconductor Component
- Integrated Circuits (3.57%)
Advanced Semiconductor Engineering Inc(a)     1,750,000             1,617,934
Holtek Semiconductor Inc                      1,074,673             2,158,393
Powertech Technology Inc                        425,000             1,222,865
Realtek Semiconductor Corp                    1,680,000             2,232,592
Taiwan Semiconductor Manufacturing Co Ltd     2,529,227             4,638,691
                                                             -----------------
                                                                   11,870,475
                                                             -----------------
Shipbuilding (0.65%)
Hyundai Heavy Industries                         14,610             2,147,617
                                                             -----------------

Steel - Producers (3.55%)
Angang Steel Co Ltd (c)                       2,154,000             2,200,996
China Steel Corp                              1,800,000             1,591,100
Evraz Group SA (b)                              104,659             2,710,668
POSCO ADR (c)                                    46,774             3,298,503
Tenaris SA ADR                                   51,659             1,993,521
                                                             -----------------
                                                                   11,794,788
                                                             -----------------
Telecommunication Equipment (0.83%)
Foxconn International Holdings Ltd (a)          834,143             2,771,453
                                                             -----------------

Telecommunication Services (0.62%)
Digi.Com BHD                                    362,746             1,181,842
Telekomunikasi Indonesia Tbk PT                 963,500               888,164
                                                             -----------------
                                                                    2,070,006
                                                             -----------------
Telephone - Integrated (2.15%)
Carso Global Telecom SA de CV (a)               769,400             2,377,251
Telecom Egypt                                   559,571             1,592,362
Telefonos de Mexico SA de CV ADR (c)             79,894             2,108,403
Telkom SA Ltd                                    58,272             1,079,376
                                                             -----------------
                                                                    7,157,392
                                                             -----------------
Television (0.49%)
BEC World PCL (a)(b)                          1,776,900               880,707
TVN SA (a)                                       19,427               736,102
                                                             -----------------
                                                                    1,616,809
                                                             -----------------
Transport - Marine (1.72%)
Pacific Basin Shipping Ltd                    1,960,000             1,259,600
Sincere Navigation                              766,000               874,014
STX Pan Ocean Co Ltd                          3,098,000             1,710,998
U-Ming Marine Transport Corp                  1,612,000             1,887,775
Wan Hai Lines Ltd                                     1                     -
                                                             -----------------
                                                                    5,732,387
                                                             -----------------
Water (0.10%)
Cia de Saneamento Basico
do Estado de Sao Paulo (a)                    2,896,586               348,864
                                                             -----------------

Web Portals (0.74%)
LG Dacom Corp                                   106,000             2,463,808
                                                             -----------------


Wire & Cable Products (0.53%)
LS Cable Ltd                                     41,610             1,748,839
                                                             -----------------
TOTAL COMMON STOCKS                                       $       304,688,416
                                                             -----------------
PREFERRED STOCKS (5.56%)
Airlines (0.47%)
Tam SA                                           51,048             1,554,361
                                                             -----------------

Commercial Banks (0.27%)
Banco Bradesco SA - Rights (a)                    1,091                10,859
Banco Bradesco SA                                24,989               889,342
                                                             -----------------
                                                                      900,201
                                                             -----------------
Diversified Minerals (0.74%)
Cia Vale do Rio Doce                            115,010             2,482,021
                                                             -----------------

Diversified Operations (1.00%)
Bradespar SA (a)                                 65,700             2,549,947
Investimentos Itau SA (a)                       172,000               781,964
                                                             -----------------
                                                                    3,331,911
                                                             -----------------
Electric - Distribution (0.64%)
Eletropaulo Metropolitana de Sao Paulo(a)   48,750,000             2,120,557
                                                             -----------------

Electric - Integrated (0.72%)
Cia Energetica de Minas Gerais               55,300,000             2,389,953
                                                             -----------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                           4,384                24,348
                                                             -----------------

Paper & Related Products (0.54%)
Aracruz Celulose SA (a)                         324,276             1,789,737
                                                             -----------------

Steel - Producers (1.17%)
Gerdau SA                                       134,389             1,973,721
Usinas Siderurgicas de Minas Gerais SA           56,700             1,930,664
                                                             -----------------
                                                                    3,904,385
                                                             -----------------
TOTAL PREFERRED STOCKS                                    $        18,497,474
                                                             -----------------
                                           Principal
                                             Amount               Value
                                         --------------- --- -----------------
SHORT TERM INVESTMENTS (2.05%)
Commercial Paper (2.05%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                     6,811,918             6,811,918
                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                              $         6,811,918
                                                             -----------------
MONEY MARKET FUNDS (4.12%)
Money Center Banks (4.12%)
BNY Institutional Cash Reserve Fund (e)      13,708,000            13,708,000
                                                             -----------------
TOTAL MONEY MARKET FUNDS                                  $        13,708,000
                                                             -----------------
Total Investments                                         $       343,705,808
Liabilities in Excess
of Other Assets, Net - (3.31)%                                    (11,021,413)
                                                             -----------------
TOTAL NET ASSETS - 100.00%                                $       332,684,395
                                                             =================
                                                             -----------------

                                                             =================

(a) Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,409,388 or 4.33% of net assets.

(c) Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,039,813 or 1.51% of net assets.

(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $        52,565,661
Unrealized Depreciation                             (4,594,005)
                                               -----------------
Net Unrealized Appreciation (Depreciation)           47,971,656
Cost for federal income tax purposes                295,612,059


Portfolio Summary (unaudited)
----------------------------------------------------------------
Country                                                 Percent
----------------------------------------------------------------
Korea, Republic Of                                       15.75%
Taiwan, Province Of China                                12.23%
Brazil                                                   12.21%
Russian Federation                                       11.94%
Mexico                                                    8.11%
South Africa                                              7.08%
China                                                     6.95%
United States                                             6.17%
India                                                     5.58%
Hong Kong                                                 5.49%
Indonesia                                                 1.77%
Thailand                                                  1.58%
Malaysia                                                  1.55%
Turkey                                                    1.31%
United Kingdom                                            1.11%
Austria                                                   0.92%
Czech Republic                                            0.90%
Israel                                                    0.76%
Luxembourg                                                0.60%
Poland                                                    0.55%
Egypt                                                     0.48%
Philippines                                               0.20%
Morocco                                                   0.05%
Argentina                                                 0.02%
Liabilities in Excess of Other Assets, Net             (-3.31%)
                                          ----------------------
TOTAL NET ASSETS                                        100.00%
                                          ======================


Schedule of Investments
October 31, 2006
LargeCap Growth Fund
                                              Shares
                                               Held                Value
                                          --------------- --- -----------------
COMMON STOCKS (95.21%)
Advertising Sales (1.34%)
Lamar Advertising Co (a)(b)                      222,000   $        12,804,960
                                                              -----------------

Agricultural Chemicals (0.79%)
Potash Corp of Saskatchewan                       59,877             7,478,637
                                                              -----------------

Airlines (1.97%)
UAL Corp (a)(b)                                  523,000            18,796,620
                                                              -----------------

Applications Software (0.91%)
Citrix Systems Inc (b)                           293,000             8,652,290
                                                              -----------------

Beverages - Non-Alcoholic (6.15%)
Coca-Cola Co/The                                 522,100            24,392,512
Hansen Natural Corp (a)(b)                       216,585             6,876,574
PepsiCo Inc                                      431,000            27,342,640
                                                              -----------------
                                                                    58,611,726
                                                              -----------------
Casino Hotels (1.40%)
Las Vegas Sands Corp (a)(b)                      175,000            13,335,000
                                                              -----------------

Casino Services (1.84%)
International Game Technology                    413,000            17,556,630
                                                              -----------------

Commercial Services (2.51%)
Alliance Data Systems Corp (a)(b)                393,000            23,862,960
                                                              -----------------

Computers (7.30%)
Apple Computer Inc (b)                           298,007            24,162,407
Hewlett-Packard Co                               751,500            29,113,110
International Business Machines Corp (a)         103,000             9,509,990
Research In Motion Ltd (a)(b)                     57,000             6,696,360
                                                              -----------------
                                                                    69,481,867
                                                              -----------------
Cosmetics & Toiletries (1.86%)
Procter & Gamble Co                              280,000            17,749,200
                                                              -----------------

Dialysis Centers (0.89%)
DaVita Inc (b)                                   153,000             8,511,390
                                                              -----------------

Disposable Medical Products (1.33%)
CR Bard Inc (a)                                  154,000            12,621,840
                                                              -----------------

Diversified Manufacturing
 Operations (2.68%)
Danaher Corp (a)                                 129,000             9,258,330
Textron Inc                                      178,900            16,267,377
                                                              -----------------
                                                                    25,525,707
                                                              -----------------
Electric Products - Miscellaneous (1.69%)
Emerson Electric Co                              191,000            16,120,400
                                                              -----------------

Electronic Components
- Semiconductors (3.51%)
Broadcom Corp (a)(b)                             480,900            14,556,843

Electronic Components - Semiconductors
Micron Technology Inc (a)(b)                     613,000             8,857,850
Nvidia Corp (b)                                  286,000             9,972,820
                                                              -----------------
                                                                    33,387,513
                                                              -----------------
Enterprise Software & Services (3.40%)
BEA Systems Inc (a)(b)                           981,000            15,960,870
Oracle Corp (b)                                  890,000            16,438,300
                                                              -----------------
                                                                    32,399,170
                                                              -----------------
Fiduciary Banks (1.78%)
State Street Corp                                264,000            16,956,720
                                                              -----------------

Finance - Investment
Banker & Broker (7.10%)
Goldman Sachs Group Inc                          182,000            34,541,780
Morgan Stanley                                   433,000            33,094,190
                                                              -----------------
                                                                    67,635,970
                                                              -----------------
Food - Confectionery (0.83%)
WM Wrigley Jr Co                                 153,000             7,948,350
                                                              -----------------

Home Decoration Products (1.43%)
Newell Rubbermaid Inc                            472,000            13,584,160
                                                              -----------------

Medical - Biomedical/Gene (3.22%)
Celgene Corp (a)(b)                              370,000            19,772,800
Genentech Inc (a)(b)                             131,000            10,912,300
                                                              -----------------
                                                                    30,685,100
                                                              -----------------
Medical - Drugs (1.00%)
AstraZeneca PLC ADR (a)                          163,000             9,568,100
                                                              -----------------

Medical Instruments (1.04%)
Intuitive Surgical Inc (a)(b)                    100,000             9,918,000
                                                              -----------------

Medical Laboratory &
Testing Service (0.88%)
Quest Diagnostics Inc                            169,000             8,406,060
                                                              -----------------

Medical Products (1.46%)
Baxter International Inc                         303,000            13,928,910
                                                              -----------------

Networking Products (3.27%)
Cisco Systems Inc (a)(b)                       1,289,000            31,103,570
                                                              -----------------

Oil Company
- Exploration & Production (3.28%)
Apache Corp                                      203,800            13,312,216
Devon Energy Corp (a)                            267,800            17,899,752
                                                              -----------------
                                                                    31,211,968
                                                              -----------------
Pharmacy Services (1.58%)
Caremark Rx Inc                                  306,000            15,064,380
                                                              -----------------

Regional Banks (4.47%)
Bank of America Corp                             459,000            24,726,330
PNC Financial Services Group Inc                 255,000            17,857,650
                                                              -----------------
                                                                    42,583,980
                                                              -----------------
Retail - Apparel & Shoe (1.64%)
Ltd Brands Inc                                   529,000            15,589,630
                                                              -----------------


Retail - Drug Store (3.57%)
CVS Corp                                       1,083,000            33,984,540
                                                              -----------------

Retail - Regional
Department Store (4.29%)
Federated Department Stores Inc                  394,000            17,300,540
Kohl's Corp (b)                                  334,000            23,580,400
                                                              -----------------
                                                                    40,880,940
                                                              -----------------
Retail - Restaurants (2.05%)
McDonald's Corp                                  465,500            19,513,760
                                                              -----------------

Steel - Specialty (1.65%)
Allegheny Technologies Inc                       199,126            15,677,190
                                                              -----------------

Therapeutics (2.93%)
Gilead Sciences Inc (b)                          404,500            27,870,050
                                                              -----------------

Web Portals (3.50%)
Google Inc (a)(b)                                 69,990            33,342,536
                                                              -----------------

Wireless Equipment (4.67%)
Motorola Inc                                     699,876            16,139,141
Nokia OYJ ADR                                    700,000            13,916,000
Qualcomm Inc (a)                                 397,000            14,446,830
                                                              -----------------
                                                                    44,501,971
                                                              -----------------
TOTAL COMMON STOCKS                                        $       906,851,795
                                                              -----------------
                                            Principal
                                              Amount               Value
                                          --------------- --- -----------------
SHORT TERM INVESTMENTS (5.20%)
Commercial Paper (5.20%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                     49,493,209            49,493,209
                                                              -----------------
TOTAL SHORT TERM INVESTMENTS                               $        49,493,209
                                                              -----------------
MONEY MARKET FUNDS (12.96%)
Money Center Banks (12.96%)
BNY Institutional Cash Reserve Fund (c)      123,441,000           123,441,000
                                                              -----------------
TOTAL MONEY MARKET FUNDS                                   $       123,441,000
                                                              -----------------
Total Investments                                          $     1,079,786,004
Liabilities in Excess of
Other Assets, Net - (13.37)%                                     (127,319,516)
                                                              -----------------
TOTAL NET ASSETS - 100.00%                                 $       952,466,488
                                                              =================
                                                              -----------------

                                                              =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $       124,492,878
Unrealized Depreciation                            (15,723,594)
                                               -----------------
Net Unrealized Appreciation (Depreciation)          108,769,284
Cost for federal income tax purposes                971,016,720


Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                26.31%
Consumer, Non-cyclical                                   25.70%
Consumer, Cyclical                                       18.19%
Technology                                               15.11%
Communications                                           12.78%
Mortgage Securities                                       5.20%
Industrial                                                4.37%
Energy                                                    3.28%
Basic Materials                                           2.43%
Liabilities in Excess of Other Assets, Net            (-13.37%)
                                           ---------------------
TOTAL NET ASSETS                                        100.00%
                                           =====================


Schedule of Investments
October 31, 2006
LargeCap S&P 500 Index Fund
                                             Shares
                                              Held                Value
                                         --------------- --- -----------------
COMMON STOCKS (97.12%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)              32,336   $           352,786
Omnicom Group Inc                                12,603             1,278,574
                                                             -----------------
                                                                    1,631,360
                                                             -----------------
Aerospace & Defense (1.39%)
Boeing Co                                        58,311             4,656,717
General Dynamics Corp                            29,592             2,103,991
Lockheed Martin Corp                             26,118             2,270,438
Northrop Grumman Corp                            25,272             1,677,808
Raytheon Co                                      32,916             1,644,154
Rockwell Collins Inc                             12,574               730,298
                                                             -----------------
                                                                   13,083,406
                                                             -----------------
Aerospace & Defense Equipment (0.56%)
Goodrich Corp                                     9,149               403,380
United Technologies Corp                         74,195             4,876,095
                                                             -----------------
                                                                    5,279,475
                                                             -----------------
Agricultural Chemicals (0.19%)
Monsanto Co                                      39,818             1,760,752
                                                             -----------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                        48,101             1,851,889
                                                             -----------------

Airlines (0.09%)
Southwest Airlines Co                            57,664               866,690
                                                             -----------------

Apparel Manufacturers (0.23%)
Coach Inc (b)                                    26,838             1,063,858
Jones Apparel Group Inc                           8,276               276,418
Liz Claiborne Inc                                 7,568               319,143
VF Corp                                           6,509               494,749
                                                             -----------------
                                                                    2,154,168
                                                             -----------------
Appliances (0.05%)
Whirlpool Corp (a)                                5,738               498,804
                                                             -----------------

Applications Software (2.09%)
Citrix Systems Inc (b)                           13,483               398,153
Compuware Corp (b)                               27,327               219,709
Intuit Inc (b)                                   25,066               884,830
Microsoft Corp                                  633,591            18,190,397
                                                             -----------------
                                                                   19,693,089
                                                             -----------------
Athletic Footwear (0.14%)
Nike Inc (a)                                     14,051             1,291,006
                                                             -----------------

Audio & Video Products (0.05%)
Harman International Industries Inc (a)           4,781               489,335
                                                             -----------------

Auto - Car & Light Trucks (0.28%)
Ford Motor Co (a)                               137,984             1,142,507
General Motors Corp                              41,491             1,448,866
                                                             -----------------
                                                                    2,591,373
                                                             -----------------

Auto - Medium & Heavy Duty Trucks (0.13%)
Navistar International Corp (a)(b)                4,526               125,506
Paccar Inc                                       18,289             1,082,892
                                                             -----------------
                                                                    1,208,398
                                                             -----------------
Auto/Truck Parts & Equipment
- Original (0.12%)
Johnson Controls Inc                             14,346             1,169,773
                                                             -----------------

Beverages - Non-Alcoholic (1.63%)
Coca-Cola Co/The                                149,495             6,984,406
Coca-Cola Enterprises Inc                        20,217               404,947
Pepsi Bottling Group Inc                          9,965               315,093
PepsiCo Inc                                     120,941             7,672,497
                                                             -----------------
                                                                   15,376,943
                                                             -----------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                 5,761               415,887
Constellation Brands Inc (a)(b)                  15,470               425,270
                                                             -----------------
                                                                      841,157
                                                             -----------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                           56,390             2,674,014
Molson Coors Brewing Co                           3,349               238,382
                                                             -----------------
                                                                    2,912,396
                                                             -----------------
Broadcasting Services
& Programming (0.13%)
Clear Channel Communications Inc                 36,406             1,268,749
                                                             -----------------

Building - Residential
& Commercial (0.23%)
Centex Corp                                       8,695               454,749
DR Horton Inc                                    19,983               468,202
KB Home                                           5,761               258,899
Lennar Corp                                      10,153               482,064
Pulte Homes Inc (a)                              15,528               481,213
                                                             -----------------
                                                                    2,145,127
                                                             -----------------
Building Products - Air & Heating (0.06%)
American Standard Cos Inc (a)                    12,800               566,912
                                                             -----------------

Building Products - Wood (0.09%)
Masco Corp                                       29,203               807,463
                                                             -----------------

Cable TV (0.66%)
Comcast Corp (a)(b)                             153,519             6,243,618
                                                             -----------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                       13,631             1,013,192
                                                             -----------------

Casino Services (0.11%)
International Game Technology                    24,898             1,058,414
                                                             -----------------

Cellular Telecommunications (0.16%)
Alltel Corp                                      28,473             1,517,896
                                                             -----------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                              70,373             2,870,515
EI Du Pont de Nemours & Co                       67,619             3,096,950
PPG Industries Inc                               12,117               828,803
Rohm & Haas Co                                   10,530               545,664
                                                             -----------------
                                                                    7,341,932
                                                             -----------------

Chemicals - Specialty (0.21%)
Ashland Inc                                       4,642               274,342
Eastman Chemical Co (a)                           6,034               367,591
Ecolab Inc (a)                                   13,105               594,312
Hercules Inc (b)                                  8,314               151,315
International Flavors & Fragrances Inc            5,786               245,789
Sigma-Aldrich Corp (a)                            4,869               365,711
                                                             -----------------
                                                                    1,999,060
                                                             -----------------
Coal (0.05%)
Consol Energy Inc                                13,450               475,996
                                                             -----------------

Coatings & Paint (0.05%)
Sherwin-Williams Co/The                           8,266               489,595
                                                             -----------------

Commercial Banks (0.96%)
AmSouth Bancorp                                  25,121               759,157
BB&T Corp (a)                                    39,395             1,714,470
Commerce Bancorp Inc/NJ (a)                      13,681               477,740
Compass Bancshares Inc                            9,492               534,020
First Horizon National Corp (a)                   9,092               357,497
M&T Bank Corp (a)                                 5,700               694,317
Marshall & Ilsley Corp                           18,654               894,273
North Fork Bancorporation Inc                    34,172               976,636
Regions Financial Corp                           33,351             1,265,670
Synovus Financial Corp                           23,770               698,363
Zions Bancorporation                              7,825               629,130
                                                             -----------------
                                                                    9,001,273
                                                             -----------------
Commercial Services (0.02%)
Convergys Corp (b)                               10,185               216,024
                                                             -----------------

Commercial Services - Finance (0.35%)
Equifax Inc                                       9,289               353,261
H&R Block Inc (a)                                23,597               515,830
Moody's Corp                                     17,370             1,151,631
Western Union Co/The (a)                         56,129             1,237,645
                                                             -----------------
                                                                    3,258,367
                                                             -----------------
Computer Aided Design (0.08%)
Autodesk Inc (b)                                 16,997               624,640
Parametric Technology Corp (b)                    8,190               160,032
                                                             -----------------
                                                                      784,672
                                                             -----------------
Computer Services (0.24%)
Affiliated Computer Services Inc (a)(b)           8,698               465,169
Computer Sciences Corp (b)                       12,597               665,751
Electronic Data Systems Corp                     37,970               961,780
Unisys Corp (b)                                  25,218               164,926
                                                             -----------------
                                                                    2,257,626
                                                             -----------------
Computers (3.04%)
Apple Computer Inc (b)                           62,390             5,058,581
Dell Inc (a)(b)                                 166,637             4,054,279
Hewlett-Packard Co                              200,919             7,783,602
International Business Machines Corp            111,636            10,307,352
Sun Microsystems Inc (a)(b)                     257,426             1,397,823
                                                             -----------------
                                                                   28,601,637
                                                             -----------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                     13,219               548,853
                                                             -----------------


Computers - Memory Devices (0.40%)
EMC Corp/Massachusetts (b)                      168,608             2,065,448
Network Appliance Inc (a)(b)                     27,319               997,143
SanDisk Corp (a)(b)                              14,375               691,438
                                                             -----------------
                                                                    3,754,029
                                                             -----------------
Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (b)                     7,357               467,832
                                                             -----------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                        11,088               715,841
Fortune Brands Inc                               11,064               851,375
Kimberly-Clark Corp                              33,612             2,235,870
                                                             -----------------
                                                                    3,803,086
                                                             -----------------
Containers - Metal & Glass (0.03%)
Ball Corp                                         7,644               317,914
                                                             -----------------

Containers - Paper & Plastic (0.10%)
Bemis Co                                          7,690               258,538
Pactiv Corp (a)(b)                               10,122               312,163
Sealed Air Corp (a)                               5,947               353,965
                                                             -----------------
                                                                      924,666
                                                             -----------------
Cosmetics & Toiletries (2.00%)
Alberto-Culver Co                                 5,725               290,887
Avon Products Inc                                32,840               998,664
Colgate-Palmolive Co                             37,883             2,423,376
Estee Lauder Cos Inc/The                          9,477               382,776
Procter & Gamble Co                             232,912            14,764,292
                                                             -----------------
                                                                   18,859,995
                                                             -----------------
Cruise Lines (0.17%)
Carnival Corp                                    32,643             1,593,631
                                                             -----------------

Data Processing & Management (0.53%)
Automatic Data Processing Inc                    40,754             2,014,878
First Data Corp                                  56,129             1,361,128
Fiserv Inc (b)                                   12,781               631,381
Paychex Inc                                      24,831               980,328
                                                             -----------------
                                                                    4,987,715
                                                             -----------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                         10,193               334,840
                                                             -----------------

Disposable Medical Products (0.07%)
CR Bard Inc                                       7,593               622,322
                                                             -----------------

Distribution & Wholesale (0.10%)
Genuine Parts Co (a)                             12,566               572,004
WW Grainger Inc                                   5,523               401,964
                                                             -----------------
                                                                      973,968
                                                             -----------------
Diversified Manufacturing
Operations (4.90%)
3M Co                                            55,254             4,356,225
Cooper Industries Ltd                             6,715               600,657
Danaher Corp                                     17,358             1,245,784
Dover Corp                                       14,930               709,175
Eaton Corp                                       11,003               796,947
General Electric Co (c)                         757,282            26,588,171
Honeywell International Inc                      60,074             2,530,317
Illinois Tool Works Inc                          30,827             1,477,538
Ingersoll-Rand Co Ltd                            23,602               866,429
Diversified Manufacturing Operations
ITT Corp                                         13,547               736,821
Leggett & Platt Inc                              13,252               309,434
Parker Hannifin Corp                              8,819               737,533
Textron Inc                                       9,262               842,194
Tyco International Ltd                          147,792             4,349,519
                                                             -----------------
                                                                   46,146,744
                                                             -----------------
Drug Delivery Systems (0.04%)
Hospira Inc (b)                                  11,517               418,643
                                                             -----------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                            23,049               877,936
                                                             -----------------

E-Commerce - Services (0.29%)
eBay Inc (a)(b)                                  86,177             2,768,867
                                                             -----------------

Electric - Generation (0.11%)
AES Corp/The (a)(b)                              48,520             1,066,955
                                                             -----------------

Electric - Integrated (3.00%)
Allegheny Energy Inc (b)                         12,074               519,544
Ameren Corp (a)                                  15,102               817,018
American Electric Power Co Inc                   28,900             1,197,327
Centerpoint Energy Inc                           22,870               354,028
CMS Energy Corp (a)(b)                           16,255               242,037
Consolidated Edison Inc                          18,080               874,168
Constellation Energy Group Inc                   13,179               822,369
Dominion Resources Inc/VA (a)                    25,884             2,096,345
DTE Energy Co (a)                                13,040               592,407
Duke Energy Corp                                 91,916             2,908,222
Edison International                             23,900             1,062,116
Entergy Corp                                     15,284             1,311,826
Exelon Corp                                      49,111             3,043,900
FirstEnergy Corp                                 24,195             1,423,876
FPL Group Inc (a)                                29,667             1,513,017
PG&E Corp                                        25,533             1,101,494
Pinnacle West Capital Corp                        7,297               348,869
PPL Corp                                         27,948               964,765
Progress Energy Inc (a)                          18,585               854,910
Public Service Enterprise Group Inc              18,465             1,127,288
Southern Co/The                                  54,451             1,982,016
TECO Energy Inc                                  15,324               252,693
TXU Corp                                         33,845             2,136,635
Xcel Energy Inc (a)                              29,780               657,245
                                                             -----------------
                                                                   28,204,115
                                                             -----------------
Electric Products
- Miscellaneous (0.31%)
Emerson Electric Co                              29,907             2,524,151
Molex Inc                                        10,374               362,052
                                                             -----------------
                                                                    2,886,203
                                                             -----------------
Electronic Components
- Miscellaneous (0.08%)
Jabil Circuit Inc (a)                            13,548               388,963
Sanmina-SCI Corp (b)                             39,087               154,394
Solectron Corp (a)(b)                            67,089               224,077
                                                             -----------------
                                                                      767,434
                                                             -----------------
Electronic Components
- Semiconductors (2.07%)
Advanced Micro Devices Inc (a)(b)                39,737               845,206
Altera Corp (b)                                  26,357               486,023

Electronic Components - Semiconductors
Broadcom Corp (a)(b)                             34,401             1,041,318
Freescale Semiconductor Inc
- B Shares (b)                                   29,759             1,170,422
Intel Corp                                      423,118             9,029,338
LSI Logic Corp (b)                               29,312               294,586
Micron Technology Inc (a)(b)                     53,541               773,667
National Semiconductor Corp                      21,836               530,396
Nvidia Corp (b)                                  25,859               901,703
PMC - Sierra Inc (a)(b)                          15,331               101,645
QLogic Corp (b)                                  11,688               240,539
Texas Instruments Inc                           112,425             3,392,987
Xilinx Inc                                       24,932               636,015
                                                             -----------------
                                                                   19,443,845
                                                             -----------------
Electronic Forms (0.17%)
Adobe Systems Inc (b)                            42,486             1,625,090
                                                             -----------------

Electronic Measurement
Instruments (0.13%)
Agilent Technologies Inc (b)                     29,979             1,067,253
Tektronix Inc                                     6,141               186,502
                                                             -----------------
                                                                    1,253,755
                                                             -----------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                   9,025               726,693
                                                             -----------------

Engineering - Research &
Development Services (0.05%)
Fluor Corp (a)                                    6,425               503,913
                                                             -----------------

Engines - Internal Combustion (0.05%)
Cummins Inc                                       3,855               489,508
                                                             -----------------

Enterprise Software & Services (0.72%)
BMC Software Inc (b)                             15,036               455,741
CA Inc (a)                                       29,095               720,392
Novell Inc (b)                                   24,869               149,214
Oracle Corp (b)                                 295,883             5,464,959
                                                             -----------------
                                                                    6,790,306
                                                             -----------------
Entertainment Software (0.13%)
Electronic Arts Inc (b)                          22,496             1,189,813
                                                             -----------------

Fiduciary Banks (0.58%)
Bank of New York Co Inc/The                      55,980             1,924,032
Mellon Financial Corp                            30,182             1,171,062
Northern Trust Corp                              13,747               807,224
State Street Corp                                24,291             1,560,211
                                                             -----------------
                                                                    5,462,529
                                                             -----------------
Filtration & Separation Products (0.03%)
Pall Corp                                         9,157               292,108
                                                             -----------------

Finance - Commercial (0.08%)
CIT Group Inc                                    14,586               759,201
                                                             -----------------

Finance - Consumer Loans (0.16%)
SLM Corp                                         30,079             1,464,246
                                                             -----------------

Finance - Credit Card (0.74%)
American Express Co                              89,117             5,151,854

Finance - Credit Card
Capital One Financial Corp                       22,456             1,781,434
                                                             -----------------
                                                                    6,933,288
                                                             -----------------
Finance - Investment
Banker & Broker (5.79%)
Bear Stearns Cos Inc/The (a)                      8,831             1,336,572
Charles Schwab Corp/The                          75,859             1,382,151
Citigroup Inc                                   362,669            18,191,477
E*Trade Financial Corp (b)                       31,337               729,525
Goldman Sachs Group Inc                          31,668             6,010,269
JPMorgan Chase & Co                             254,650            12,080,596
Lehman Brothers Holdings Inc                     39,408             3,067,519
Merrill Lynch & Co Inc                           65,028             5,684,748
Morgan Stanley                                   78,635             6,010,073
                                                             -----------------
                                                                   54,492,930
                                                             -----------------
Finance - Mortgage Loan/Banker (1.00%)
Countrywide Financial Corp                       44,895             1,711,397
Fannie Mae                                       71,002             4,207,579
Freddie Mac                                      50,689             3,497,034
                                                             -----------------
                                                                    9,416,010
                                                             -----------------
Finance - Other Services (0.14%)
Chicago Mercantile
Exchange Holdings Inc (a)                         2,609             1,307,109
                                                             -----------------

Financial Guarantee Insurance (0.17%)
AMBAC Financial Group Inc                         7,770               648,717
MBIA Inc (a)                                      9,885               613,068
MGIC Investment Corp                              6,196               364,077
                                                             -----------------
                                                                    1,625,862
                                                             -----------------
Food - Confectionery (0.16%)
Hershey Co/The (a)                               12,883               681,639
WM Wrigley Jr Co                                 16,083               835,512
                                                             -----------------
                                                                    1,517,151
                                                             -----------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                 9,791               410,145
                                                             -----------------

Food - Meat Products (0.03%)
Tyson Foods Inc                                  18,483               267,079
                                                             -----------------

Food - Miscellaneous/Diversified (0.67%)
Campbell Soup Co (a)                             16,917               632,358
ConAgra Foods Inc (a)                            37,473               979,919
General Mills Inc                                25,881             1,470,558
HJ Heinz Co                                      24,316             1,025,163
Kellogg Co                                       18,333               922,333
McCormick & Co Inc/MD                             9,671               361,695
Sara Lee Corp                                    55,761               953,513
                                                             -----------------
                                                                    6,345,539
                                                             -----------------
Food - Retail (0.30%)
Kroger Co/The                                    53,001             1,191,993
Safeway Inc (a)                                  32,614               957,547
Whole Foods Market Inc (a)                       10,356               661,127
                                                             -----------------
                                                                    2,810,667
                                                             -----------------
Food - Wholesale & Distribution (0.22%)
Supervalu Inc                                    15,525               518,535
Sysco Corp (a)                                   45,373             1,587,148
                                                             -----------------
                                                                    2,105,683
                                                             -----------------

Forestry (0.17%)
Plum Creek Timber Co Inc                         13,146               472,467
Weyerhaeuser Co                                  18,064             1,148,690
                                                             -----------------
                                                                    1,621,157
                                                             -----------------
Gas - Distribution (0.24%)
KeySpan Corp                                     12,839               521,007
Nicor Inc (a)                                     3,267               150,151
NiSource Inc                                     20,012               465,679
Peoples Energy Corp                               2,822               123,293
Sempra Energy                                    19,162             1,016,353
                                                             -----------------
                                                                    2,276,483
                                                             -----------------
Gold Mining (0.16%)
Newmont Mining Corp (a)                          32,986             1,493,276
                                                             -----------------

Health Care Cost Containment (0.12%)
McKesson Corp                                    21,958             1,099,876
                                                             -----------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                            20,312               584,579
                                                             -----------------

Hotels & Motels (0.35%)
Hilton Hotels Corp (a)                           28,300               818,436
Marriott International Inc                       25,205             1,052,813
Starwood Hotels & Resorts Worldwide Inc          15,978               954,526
Wyndham Worldwide Corp (a)(b)                    14,698               433,591
                                                             -----------------
                                                                    3,259,366
                                                             -----------------
Human Resources (0.09%)
Monster Worldwide Inc (a)(b)                      9,417               381,483
Robert Half International Inc (a)                12,567               459,324
                                                             -----------------
                                                                      840,807
                                                             -----------------
Identification Systems
- Development (0.03%)
Symbol Technologies Inc                          18,628               278,116
                                                             -----------------

Independent Power Producer (0.02%)
Dynegy Inc (b)                                   27,746               168,696
                                                             -----------------

Industrial Automation & Robots (0.09%)
Rockwell Automation Inc                          12,906               800,172
                                                             -----------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                     16,163             1,126,076
Praxair Inc                                      23,647             1,424,732
                                                             -----------------
                                                                    2,550,808
                                                             -----------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                         11,560               495,577
                                                             -----------------

Instruments - Scientific (0.20%)
Applera Corp - Applied
Biosystems Group (a)                             13,369               498,664
Fisher Scientific International Inc (b)           9,127               781,454
PerkinElmer Inc                                   9,213               196,789
Waters Corp (b)                                   7,515               374,247
                                                             -----------------
                                                                    1,851,154
                                                             -----------------
Insurance Brokers (0.21%)
AON Corp                                         23,068               802,536
Marsh & McLennan Cos Inc                         40,375             1,188,640
                                                             -----------------
                                                                    1,991,176
                                                             -----------------

Internet Security (0.19%)
Symantec Corp (a)(b)                             72,563             1,439,650
VeriSign Inc (a)(b)                              17,982               371,868
                                                             -----------------
                                                                    1,811,518
                                                             -----------------
Investment Management
& Advisory Services (0.49%)
Ameriprise Financial Inc                         17,881               920,871
Federated Investors Inc                           6,645               227,857
Franklin Resources Inc                           12,229             1,393,617
Janus Capital Group Inc                          15,161               304,433
Legg Mason Inc (a)                                9,620               865,992
T Rowe Price Group Inc (a)                       19,196               908,163
                                                             -----------------
                                                                    4,620,933
                                                             -----------------
Leisure & Recreation Products (0.02%)
Brunswick Corp (a)                                6,802               214,263
                                                             -----------------

Life & Health Insurance (0.81%)
Aflac Inc                                        36,406             1,635,358
Cigna Corp                                        8,135               951,632
Lincoln National Corp                            21,063             1,333,499
Prudential Financial Inc                         35,578             2,737,016
Torchmark Corp                                    7,258               447,673
UnumProvident Corp                               25,126               496,992
                                                             -----------------
                                                                    7,602,170
                                                             -----------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                      10,018               414,745
                                                             -----------------

Machinery - Construction & Mining (0.31%)
Caterpillar Inc                                  48,103             2,920,333
                                                             -----------------

Machinery - Farm (0.15%)
Deere & Co (a)                                   16,960             1,443,805
                                                             -----------------

Medical - Biomedical/Gene (1.04%)
Amgen Inc (b)                                    85,869             6,518,316
Biogen Idec Inc (b)                              25,205             1,199,758
Genzyme Corp (b)                                 19,174             1,294,437
Medimmune Inc (a)(b)                             17,564               562,750
Millipore Corp (a)(b)                             3,908               252,183
                                                             -----------------
                                                                    9,827,444
                                                             -----------------
Medical - Drugs (4.74%)
Abbott Laboratories                             112,074             5,324,636
Allergan Inc                                     11,062             1,277,661
Bristol-Myers Squibb Co                         144,258             3,570,386
Eli Lilly & Co                                   72,142             4,040,673
Forest Laboratories Inc (b)                      23,325             1,141,526
King Pharmaceuticals Inc (b)                     17,833               298,346
Merck & Co Inc                                  159,632             7,250,485
Pfizer Inc                                      534,873            14,254,365
Schering-Plough Corp                            108,664             2,405,821
Wyeth                                            98,712             5,037,273
                                                             -----------------
                                                                   44,601,172
                                                             -----------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                      7,797               408,329
Mylan Laboratories Inc                           15,464               317,012
Watson Pharmaceuticals Inc (b)                    7,498               201,771
                                                             -----------------
                                                                      927,112
                                                             -----------------

Medical - HMO (1.19%)
Aetna Inc                                        40,177             1,656,096
Coventry Health Care Inc (b)                     11,656               547,249
Humana Inc (b)                                   12,108               726,480
UnitedHealth Group Inc                           98,810             4,819,952
WellPoint Inc (b)                                45,466             3,469,965
                                                             -----------------
                                                                   11,219,742
                                                             -----------------
Medical - Hospitals (0.23%)
HCA Inc (a)                                      31,097             1,571,020
Health Management Associates Inc (a)             17,626               347,232
Tenet Healthcare Corp (a)(b)                     34,574               244,093
                                                             -----------------
                                                                    2,162,345
                                                             -----------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                    5,403               259,290
                                                             -----------------

Medical - Wholesale
Drug Distribution (0.28%)
AmerisourceBergen Corp                           14,786               697,899
Cardinal Health Inc                              29,747             1,946,941
                                                             -----------------
                                                                    2,644,840
                                                             -----------------
Medical Information Systems (0.04%)
IMS Health Inc                                   14,781               411,651
                                                             -----------------

Medical Instruments (0.68%)
Boston Scientific Corp (b)                       86,410             1,374,783
Medtronic Inc (a)                                84,311             4,104,260
St Jude Medical Inc (b)                          25,869               888,600
                                                             -----------------
                                                                    6,367,643
                                                             -----------------
Medical Laboratory
& Testing Service (0.13%)
Laboratory Corp of America Holdings (b)           9,184               629,012
Quest Diagnostics Inc                            11,858               589,817
                                                             -----------------
                                                                    1,218,829
                                                             -----------------
Medical Products (2.23%)
Baxter International Inc                         47,857             2,199,986
Becton Dickinson & Co                            17,950             1,257,039
Biomet Inc (a)                                   17,960               679,606
Johnson & Johnson                               214,568            14,461,883
Stryker Corp (a)                                 21,771             1,138,406
Zimmer Holdings Inc (a)(b)                       17,807             1,282,282
                                                             -----------------
                                                                   21,019,202
                                                             -----------------
Metal - Aluminum (0.20%)
Alcoa Inc                                        63,592             1,838,445
                                                             -----------------

Metal - Copper (0.16%)
Phelps Dodge Corp                                14,963             1,501,986
                                                             -----------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc               14,412               871,638
                                                             -----------------

Motorcycle/Motor Scooter (0.14%)
Harley-Davidson Inc (a)                          19,235             1,320,098
                                                             -----------------

Multi-Line Insurance (2.77%)
ACE Ltd                                          23,854             1,365,641
Allstate Corp/The                                46,178             2,833,482
American International Group Inc                190,635            12,804,953
Cincinnati Financial Corp                        12,707               580,075

Multi-Line Insurance
Genworth Financial Inc                           33,377             1,116,127
Hartford Financial Services Group Inc            22,318             1,945,460
Loews Corp                                       33,530             1,304,988
Metlife Inc                                      55,706             3,182,484
XL Capital Ltd (a)                               13,226               933,094
                                                             -----------------
                                                                   26,066,304
                                                             -----------------
Multimedia (1.96%)
EW Scripps Co                                     6,113               302,349
McGraw-Hill Cos Inc/The                          25,814             1,656,484
Meredith Corp (a)                                 2,856               149,940
News Corp                                       171,410             3,573,899
Time Warner Inc                                 298,336             5,969,703
Viacom Inc (b)                                   52,043             2,025,514
Walt Disney Co                                  153,325             4,823,604
                                                             -----------------
                                                                   18,501,493
                                                             -----------------
Networking Products (1.22%)
Cisco Systems Inc (b)                           447,812            10,805,704
Juniper Networks Inc (a)(b)                      41,501               714,647
                                                             -----------------
                                                                   11,520,351
                                                             -----------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)               18,605               226,051
Waste Management Inc                             39,649             1,486,044
                                                             -----------------
                                                                    1,712,095
                                                             -----------------
Office Automation & Equipment (0.21%)
Pitney Bowes Inc                                 16,251               759,084
Xerox Corp (a)(b)                                71,758             1,219,886
                                                             -----------------
                                                                    1,978,970
                                                             -----------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                               6,925               437,244
                                                             -----------------

Oil - Field Services (1.26%)
Baker Hughes Inc                                 24,131             1,666,246
BJ Services Co                                   21,945               661,861
Halliburton Co                                   75,641             2,446,986
Schlumberger Ltd                                 86,856             5,478,877
Smith International Inc (a)                      14,678               579,487
Weatherford International Ltd (b)                25,382             1,042,693
                                                             -----------------
                                                                   11,876,150
                                                             -----------------
Oil & Gas Drilling (0.36%)
Nabors Industries Ltd (a)(b)                     23,183               715,891
Noble Corp (a)                                   10,061               705,276
Rowan Cos Inc (a)                                 8,098               270,311
Transocean Inc (b)                               23,112             1,676,545
                                                             -----------------
                                                                    3,368,023
                                                             -----------------
Oil Company - Exploration
& Production (0.99%)
Anadarko Petroleum Corp                          33,705             1,564,586
Apache Corp                                      24,152             1,577,609
Chesapeake Energy Corp (a)                       27,757               900,437
Devon Energy Corp                                32,354             2,162,541
EOG Resources Inc                                17,797             1,184,035
Murphy Oil Corp                                  13,706               646,375
XTO Energy Inc                                   26,829             1,251,841
                                                             -----------------
                                                                    9,287,424
                                                             -----------------
Oil Company - Integrated (5.87%)
Chevron Corp                                    161,236            10,835,059
ConocoPhillips                                  120,877             7,281,630
Oil Company - Integrated
Exxon Mobil Corp                                436,099            31,146,191
Hess Corp (a)                                    17,697               750,353
Marathon Oil Corp                                26,274             2,270,074
Occidental Petroleum Corp                        63,199             2,966,561
                                                             -----------------
                                                                   55,249,868
                                                             -----------------
Oil Field Machinery & Equipment (0.08%)
National Oilwell Varco Inc (a)(b)                12,865               777,046
                                                             -----------------

Oil Refining & Marketing (0.32%)
Sunoco Inc                                        9,566               632,599
Valero Energy Corp                               44,957             2,352,600
                                                             -----------------
                                                                    2,985,199
                                                             -----------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                             3,944               211,162
                                                             -----------------

Paper & Related Products (0.22%)
International Paper Co                           36,173             1,206,370
Louisiana-Pacific Corp                            7,718               152,662
MeadWestvaco Corp                                13,290               365,741
Temple-Inland Inc                                 7,978               314,652
                                                             -----------------
                                                                    2,039,425
                                                             -----------------
Pharmacy Services (0.35%)
Caremark Rx Inc                                  31,316             1,541,687
Express Scripts Inc (b)                          10,105               643,890
Medco Health Solutions Inc (b)                   21,562             1,153,567
                                                             -----------------
                                                                    3,339,144
                                                             -----------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co                                 21,072               514,157
                                                             -----------------

Pipelines (0.28%)
El Paso Corp (a)                                 51,052               699,412
Kinder Morgan Inc                                 7,859               825,981
Williams Cos Inc                                 43,706             1,067,738
                                                             -----------------
                                                                    2,593,131
                                                             -----------------
Power Converter
& Supply Equipment (0.04%)
American Power Conversion Corp (a)               12,436               375,940
                                                             -----------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                           15,867               537,257
                                                             -----------------

Property & Casualty Insurance (0.64%)
Chubb Corp                                       30,135             1,601,675
Progressive Corp/The                             56,648             1,369,182
Safeco Corp                                       8,536               496,710
St Paul Travelers Cos Inc/The                    50,684             2,591,473
                                                             -----------------
                                                                    6,059,040
                                                             -----------------
Publicly Traded Investment Fund (0.65%)
iShares S&P 500 Index Fund/US (a)                44,430             6,125,120
                                                             -----------------

Publishing - Newspapers (0.20%)
Dow Jones & Co Inc                                4,767               167,274
Gannett Co Inc                                   17,340             1,025,488
New York Times Co (a)                            10,599               256,178
Tribune Co (a)                                   13,985               466,120
                                                             -----------------
                                                                    1,915,060
                                                             -----------------

Quarrying (0.06%)
Vulcan Materials Co                               7,079               576,797
                                                             -----------------

Real Estate Magagement & Services (0.04%)
Realogy Corp (b)                                 15,640               403,199
                                                             -----------------

Regional Banks (5.12%)
Bank of America Corp                            332,001            17,884,894
Comerica Inc                                     11,899               692,403
Fifth Third Bancorp (a)                          40,925             1,630,861
Huntington Bancshares Inc/OH                     17,424               425,320
Keycorp                                          29,584             1,098,750
National City Corp (a)                           44,370             1,652,782
PNC Financial Services Group Inc                 21,600             1,512,648
SunTrust Banks Inc (a)                           26,761             2,113,851
US Bancorp                                      130,368             4,411,653
Wachovia Corp                                   140,479             7,796,585
Wells Fargo & Co                                247,006             8,963,848
                                                             -----------------
                                                                   48,183,595
                                                             -----------------
REITS - Apartments (0.27%)
Apartment Investment & Management Co              7,143               409,437
Archstone-Smith Trust                            15,716               946,260
Equity Residential (a)                           21,343             1,165,541
                                                             -----------------
                                                                    2,521,238
                                                             -----------------
REITS - Diversified (0.11%)
Vornado Realty Trust                              8,941             1,066,214
                                                             -----------------

REITS - Office Property (0.21%)
Boston Properties Inc (a)                         8,384               895,663
Equity Office Properties Trust (a)               25,684             1,091,570
                                                             -----------------
                                                                    1,987,233
                                                             -----------------
REITS - Regional Malls (0.17%)
Simon Property Group Inc                         16,224             1,575,350
                                                             -----------------

REITS - Shopping Centers (0.08%)
Kimco Realty Corp (a)                            15,888               705,904
                                                             -----------------

REITS - Storage (0.08%)
Public Storage Inc                                7,907               709,337
                                                             -----------------

REITS - Warehouse & Industrial (0.12%)
Prologis                                         17,981             1,137,658
                                                             -----------------

Retail - Apparel & Shoe (0.25%)
Gap Inc/The                                      39,504               830,374
Ltd Brands Inc                                   24,916               734,275
Nordstrom Inc                                    16,754               793,302
                                                             -----------------
                                                                    2,357,951
                                                             -----------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                  3,869               433,328
                                                             -----------------

Retail - Automobile (0.02%)
Autonation Inc (a)(b)                            11,249               225,542
                                                             -----------------


Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                        20,703               834,124
                                                             -----------------

Retail - Building Products (0.96%)
Home Depot Inc (a)                              151,410             5,652,135
Lowe's Cos Inc (a)                              112,083             3,378,182
                                                             -----------------
                                                                    9,030,317
                                                             -----------------
Retail - Consumer Electronics (0.22%)
Best Buy Co Inc                                  29,824             1,647,776
Circuit City Stores Inc                          10,343               279,054
RadioShack Corp (a)                               9,955               177,597
                                                             -----------------
                                                                    2,104,427
                                                             -----------------
Retail - Discount (1.72%)
Big Lots Inc (a)(b)                               7,986               168,345
Costco Wholesale Corp (a)                        34,329             1,832,482
Dollar General Corp (a)                          22,884               321,063
Family Dollar Stores Inc (a)                     11,123               327,572
Target Corp                                      62,990             3,727,748
TJX Cos Inc                                      32,974               954,597
Wal-Mart Stores Inc                             180,436             8,891,886
                                                             -----------------
                                                                   16,223,693
                                                             -----------------
Retail - Drug Store (0.54%)
CVS Corp                                         60,256             1,890,834
Walgreen Co                                      73,943             3,229,830
                                                             -----------------
                                                                    5,120,664
                                                             -----------------
Retail - Jewelry (0.04%)
Tiffany & Co (a)                                 10,134               361,986
                                                             -----------------

Retail - Major Department Store (0.24%)
JC Penney Co Inc                                 16,447             1,237,308
Sears Holdings Corp (a)(b)                        6,102             1,064,616
                                                             -----------------
                                                                    2,301,924
                                                             -----------------
Retail - Office Supplies (0.27%)
Office Depot Inc (b)                             20,780               872,552
OfficeMax Inc (a)                                 5,443               258,978
Staples Inc                                      53,293             1,374,427
                                                             -----------------
                                                                    2,505,957
                                                             -----------------
Retail - Regional
Department Store (0.38%)
Dillard's Inc                                     4,435               133,804
Federated Department Stores Inc                  39,872             1,750,780
Kohl's Corp (b)                                  24,017             1,695,600
                                                             -----------------
                                                                    3,580,184
                                                             -----------------
Retail - Restaurants (0.83%)
Darden Restaurants Inc                           10,717               449,042
McDonald's Corp                                  89,959             3,771,081
Starbucks Corp (a)(b)                            55,462             2,093,691
Wendy's International Inc                         8,632               298,667
Yum! Brands Inc                                  19,859             1,180,816
                                                             -----------------
                                                                    7,793,297
                                                             -----------------
Rubber - Tires (0.02%)
Goodyear Tire & Rubber Co/The (a)(b)             13,007               199,397
                                                             -----------------

Savings & Loans - Thrifts (0.38%)
Sovereign Bancorp Inc                            26,307               627,685
Washington Mutual Inc                            70,678             2,989,679
                                                             -----------------
                                                                    3,617,364
                                                             -----------------

Schools (0.04%)
Apollo Group Inc (a)(b)                          10,266               379,431
                                                             -----------------

Semiconductor Component
- Integrated Circuits (0.24%)
Analog Devices Inc (a)                           25,884               823,629
Linear Technology Corp                           22,098               687,690
Maxim Integrated Products Inc                    23,525               705,985
                                                             -----------------
                                                                    2,217,304
                                                             -----------------
Semiconductor Equipment (0.31%)
Applied Materials Inc                           101,782             1,769,989
Kla-Tencor Corp (a)                              14,604               718,079
Novellus Systems Inc (a)(b)                       9,041               249,983
Teradyne Inc (a)(b)                              14,452               202,617
                                                             -----------------
                                                                    2,940,668
                                                             -----------------
Steel - Producers (0.21%)
Nucor Corp (a)                                   22,617             1,321,059
United States Steel Corp                          9,028               610,293
                                                             -----------------
                                                                    1,931,352
                                                             -----------------
Steel - Specialty (0.06%)
Allegheny Technologies Inc                        7,379               580,949
                                                             -----------------

Telecommunication Equipment (0.21%)
ADC Telecommunications Inc (a)(b)                 8,600               123,066
Avaya Inc (a)(b)                                 33,521               429,404
Comverse Technology Inc (a)(b)                   14,818               322,588
Lucent Technologies Inc (a)(b)                  328,783               798,943
Tellabs Inc (b)                                  32,842               346,154
                                                             -----------------
                                                                    2,020,155
                                                             -----------------
Telecommunication Equipment
- Fiber Optics (0.29%)
Ciena Corp (a)(b)                                 6,194               145,621
Corning Inc (b)                                 114,419             2,337,580
JDS Uniphase Corp (a)(b)                         15,449               224,480
                                                             -----------------
                                                                    2,707,681
                                                             -----------------
Telecommunication Services (0.06%)
Embarq Corp                                      10,939               528,901
                                                             -----------------

Telephone - Integrated (3.18%)
AT&T Inc                                        284,927             9,758,750
BellSouth Corp                                  133,200             6,007,320
CenturyTel Inc (a)                                8,539               343,609
Citizens Communications Co (a)                   23,535               345,023
Qwest Communications International Inc (a       117,399             1,013,154
Sprint Nextel Corp                              219,146             4,095,839
Verizon Communications Inc                      212,639             7,867,643
Windstream Corp                                  34,778               477,154
                                                             -----------------
                                                                   29,908,492
                                                             -----------------
Television (0.24%)
CBS Corp                                         57,264             1,657,220
Univision Communications Inc (a)(b)              18,405               645,279
                                                             -----------------
                                                                    2,302,499
                                                             -----------------
Therapeutics (0.25%)
Gilead Sciences Inc (b)                          33,512             2,308,977
                                                             -----------------

Tobacco (1.48%)
Altria Group Inc                                153,568            12,489,685
Reynolds American Inc (a)                        12,574               794,174

Tobacco
UST Inc (a)                                      11,798               631,901
                                                             -----------------
                                                                   13,915,760
                                                             -----------------
Tools - Hand Held (0.10%)
Black & Decker Corp                               5,432               455,636
Snap-On Inc (a)                                   4,258               200,254
Stanley Works/The (a)                             5,936               282,850
                                                             -----------------
                                                                      938,740
                                                             -----------------
Toys (0.10%)
Hasbro Inc                                       12,000               311,040
Mattel Inc                                       27,729               627,507
                                                             -----------------
                                                                      938,547
                                                             -----------------
Transport - Rail (0.70%)
Burlington Northern Santa Fe Corp                26,552             2,058,577
CSX Corp                                         32,536             1,160,559
Norfolk Southern Corp                            30,356             1,595,815
Union Pacific Corp                               19,758             1,790,667
                                                             -----------------
                                                                    6,605,618
                                                             -----------------
Transport - Services (0.93%)
FedEx Corp                                       22,477             2,574,516
Ryder System Inc                                  4,547               239,399
United Parcel Service Inc (a)                    79,299             5,975,180
                                                             -----------------
                                                                    8,789,095
                                                             -----------------
Travel Services (0.03%)
Sabre Holdings Corp                               9,668               245,761
                                                             -----------------

Web Portals (1.05%)
Google Inc (b)                                   15,629             7,445,500
Yahoo! Inc (a)(b)                                91,186             2,401,839
                                                             -----------------
                                                                    9,847,339
                                                             -----------------
Wireless Equipment (0.91%)
Motorola Inc                                    179,725             4,144,459
Qualcomm Inc                                    121,177             4,409,631
                                                             -----------------
                                                                    8,554,090
                                                             -----------------
TOTAL COMMON STOCKS                                       $       914,523,874
                                                             -----------------
                                           Principal
                                             Amount               Value
                                         --------------- --- -----------------
SHORT TERM INVESTMENTS (2.81%)
Commercial Paper (2.81%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                    26,486,901            26,486,901
                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                              $        26,486,901
                                                             -----------------
MONEY MARKET FUNDS (10.32%)
Money Center Banks (10.32%)
BNY Institutional Cash Reserve Fund (d)      97,151,000            97,151,000
                                                             -----------------
TOTAL MONEY MARKET FUNDS                                  $        97,151,000
                                                             -----------------
Total Investments                                         $     1,038,161,775
Liabilities in Excess of
 Other Assets, Net - (10.25)%                                    (96,510,869)
                                                             -----------------
TOTAL NET ASSETS - 100.00%                                $       941,650,906
                                                             =================
                                                             -----------------

                                                             =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,266,500 or 0.56% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $       196,385,502
Unrealized Depreciation                          (36,101,069)
                                             -----------------
Net Unrealized Appreciation (Depreciation)        160,284,433
Cost for federal income tax purposes              877,877,342


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                            Current               Unrealized
                                                Number of             Original               Market             Appreciation/
Type                                            Contracts               Value                Value              (Depreciation)
---------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
S & P 500; December 2006                            76                   $25,431,550           $26,280,800                $849,250

Portfolio Summary (unaudited)
----------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                     Percent
----------------------------------------------------------------------------------------- ----------------- -----------------------
Financial                                                                                                                   31.42%
Consumer, Non-cyclical                                                                                                      19.68%
Communications                                                                                                              11.04%
Industrial                                                                                                                  10.70%
Technology                                                                                                                  10.37%
Energy                                                                                                                       9.20%
Consumer, Cyclical                                                                                                           8.19%
Utilities                                                                                                                    3.37%
Basic Materials                                                                                                              2.82%
Mortgage Securities                                                                                                          2.81%
Funds                                                                                                                        0.65%
Liabilities in Excess of Other Assets, Net                                                                               (-10.25%)
                                                                                                            -----------------------
TOTAL NET ASSETS                                                                                                           100.00%
                                                                                                            =======================

Other Assets Summary (unaudited)
----------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                                 Percent
----------------------------------------------------------------------------------------- ----------------- -----------------------
Futures                                                                                                                      2.79%


Schedule of Investments
October 31, 2006
LargeCap Value Fund
                                           Shares
                                            Held                Value
                                         ------------- --- -----------------
COMMON STOCKS (99.51%)
Advertising Agencies (0.31%)
Omnicom Group Inc (a)                          22,960   $         2,329,292
                                                           -----------------

Aerospace & Defense (1.62%)
General Dynamics Corp                          72,540             5,157,594
Lockheed Martin Corp                           28,860             2,508,800
Northrop Grumman Corp                          66,320             4,402,985
                                                           -----------------
                                                                 12,069,379
                                                           -----------------
Agricultural Operations (0.64%)
Archer-Daniels-Midland Co                     124,283             4,784,895
                                                           -----------------

Apparel Manufacturers (0.30%)
VF Corp                                        29,120             2,213,411
                                                           -----------------

Auto/Truck Parts & Equipment
- Original (0.14%)
TRW Automotive Holdings Corp (b)               41,887             1,074,402
                                                           -----------------

Beverages - Non-Alcoholic (0.83%)
Coca-Cola Co/The                              102,920             4,808,422
PepsiCo Inc                                    21,974             1,394,031
                                                           -----------------
                                                                  6,202,453
                                                           -----------------
Brewery (0.52%)
Anheuser-Busch Cos Inc                         81,790             3,878,482
                                                           -----------------

Broadcasting Services
& Programming (0.28%)
Liberty Media Holding Corp - Capital (b)       23,389             2,083,024
                                                           -----------------

Cable TV (0.36%)
DIRECTV Group Inc/The (a)(b)                  120,260             2,679,393
                                                           -----------------

Chemicals - Diversified (0.10%)
Dow Chemical Co/The                            18,840               768,484
                                                           -----------------

Chemicals - Specialty (0.33%)
Albemarle Corp                                 37,741             2,454,297
                                                           -----------------

Commercial Banks (1.84%)
Compass Bancshares Inc                         39,210             2,205,955
East West Bancorp Inc                          53,140             1,940,141
Regions Financial Corp                        126,170             4,788,151
Whitney Holding Corp                           48,130             1,571,926
Zions Bancorporation                           39,570             3,181,428
                                                           -----------------
                                                                 13,687,601
                                                           -----------------
Commercial Services - Finance (0.28%)
Equifax Inc (a)                                54,300             2,065,029
                                                           -----------------

Computer Services (0.20%)
Ceridian Corp (b)                              63,360             1,493,395
                                                           -----------------


Computers (0.96%)
Hewlett-Packard Co                            184,190             7,135,521
                                                           -----------------

Computers - Integrated Systems (0.28%)
NCR Corp (b)                                   49,370             2,049,842
                                                           -----------------

Computers - Peripheral Equipment (0.21%)
Lexmark International Inc (b)                  24,549             1,561,071
                                                           -----------------

Containers - Paper & Plastic (0.26%)
Sonoco Products Co                             53,460             1,896,761
                                                           -----------------

Cosmetics & Toiletries (2.40%)
Colgate-Palmolive Co                           41,990             2,686,100
Procter & Gamble Co                           238,540            15,121,051
                                                           -----------------
                                                                 17,807,151
                                                           -----------------
Data Processing & Management (0.17%)
Global Payments Inc                            28,700             1,254,477
                                                           -----------------

Diversified Manufacturing
Operations (3.33%)
Carlisle Cos Inc                               17,600             1,472,944
Crane Co                                       41,240             1,605,886
Dover Corp                                     34,440             1,635,900
General Electric Co                           516,205            18,123,957
Parker Hannifin Corp                           22,960             1,920,145
                                                           -----------------
                                                                 24,758,832
                                                           -----------------
Electric - Integrated (5.41%)
Allegheny Energy Inc (b)                       52,000             2,237,560
Centerpoint Energy Inc                        219,890             3,403,897
Duke Energy Corp                               46,678             1,476,892
Exelon Corp                                    46,100             2,857,278
FirstEnergy Corp                               82,680             4,865,718
Great Plains Energy Inc (a)                    79,250             2,578,795
Northeast Utilities                           137,650             3,442,627
NSTAR                                          25,603               890,728
OGE Energy Corp                                73,940             2,852,605
PG&E Corp (a)                                 100,560             4,338,159
PPL Corp                                      127,406             4,398,055
TXU Corp                                       39,204             2,474,949
Xcel Energy Inc (a)                           197,190             4,351,983
                                                           -----------------
                                                                 40,169,246
                                                           -----------------
Engines - Internal Combustion (0.25%)
Cummins Inc                                    14,381             1,826,099
                                                           -----------------

Enterprise Software & Services (0.47%)
BEA Systems Inc (a)(b)                        121,390             1,975,015
Sybase Inc (a)(b)                              61,840             1,505,804
                                                           -----------------
                                                                  3,480,819
                                                           -----------------
Fiduciary Banks (0.15%)
Wilmington Trust Corp                          27,447             1,141,246
                                                           -----------------

Finance - Investment Banker
 & Broker (10.50%)
Bear Stearns Cos Inc/The (a)                   24,930             3,773,156
Citigroup Inc                                 488,834            24,519,913
Goldman Sachs Group Inc                        22,070             4,188,665
JPMorgan Chase & Co                           415,828            19,726,880
Lehman Brothers Holdings Inc                   84,522             6,579,193

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc                        102,890             8,994,644
Morgan Stanley                                133,390            10,194,998
                                                           -----------------
                                                                 77,977,449
                                                           -----------------
Finance - Mortgage Loan/Banker (0.79%)
Fannie Mae                                     55,260             3,274,708
IndyMac Bancorp Inc (a)                        57,250             2,602,012
                                                           -----------------
                                                                  5,876,720
                                                           -----------------
Financial Guarantee Insurance (0.66%)
PMI Group Inc/The (a)                          62,940             2,684,391
Radian Group Inc (a)                           41,170             2,194,361
                                                           -----------------
                                                                  4,878,752
                                                           -----------------
Food - Miscellaneous/Diversified (0.55%)
Campbell Soup Co (a)                           52,480             1,961,702
HJ Heinz Co                                    49,798             2,099,484
                                                           -----------------
                                                                  4,061,186
                                                           -----------------
Health Care Cost Containment (0.24%)
McKesson Corp                                  36,320             1,819,269
                                                           -----------------

Home Decoration Products (0.30%)
Newell Rubbermaid Inc                          78,410             2,256,640
                                                           -----------------

Hospital Beds & Equipment (0.23%)
Hillenbrand Industries Inc                     29,170             1,711,696
                                                           -----------------

Hotels & Motels (0.22%)
Starwood Hotels & Resorts Worldwide Inc        27,930             1,668,538
                                                           -----------------

Human Resources (0.23%)
Manpower Inc                                   24,830             1,682,729
                                                           -----------------

Independent Power Producer (0.22%)
Dynegy Inc (b)                                272,900             1,659,232
                                                           -----------------

Industrial Gases (0.41%)
Air Products & Chemicals Inc                   23,611             1,644,978
Airgas Inc                                     36,580             1,383,090
                                                           -----------------
                                                                  3,028,068
                                                           -----------------
Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group        67,410             2,514,393
                                                           -----------------

Life & Health Insurance (1.01%)
Cigna Corp                                     24,100             2,819,218
Lincoln National Corp                          73,660             4,663,415
                                                           -----------------
                                                                  7,482,633
                                                           -----------------
Machinery - Construction & Mining (0.34%)
Terex Corp (b)                                 49,530             2,563,673
                                                           -----------------

Medical - Drugs (5.34%)
Abbott Laboratories                            64,627             3,070,429
King Pharmaceuticals Inc (b)                   92,360             1,545,183
Merck & Co Inc                                235,480            10,695,501
Pfizer Inc (c)                                704,140            18,765,331
Wyeth                                         109,330             5,579,110
                                                           -----------------
                                                                 39,655,554
                                                           -----------------

Medical - HMO (0.57%)
WellPoint Inc (b)                              55,660             4,247,971
                                                           -----------------

Medical - Wholesale Drug
Distribution (0.36%)
AmerisourceBergen Corp (a)                     56,574             2,670,293
                                                           -----------------

Metal - Diversified (0.42%)
Freeport-McMoRan Copper & Gold Inc (a)         51,540             3,117,139
                                                           -----------------

Multi-Line Insurance (5.24%)
Allstate Corp/The                             114,410             7,020,198
American Financial Group Inc/OH                38,710             1,852,661
American International Group Inc              169,300            11,371,881
Assurant Inc (a)                               56,760             2,988,982
Genworth Financial Inc                         88,090             2,945,729
Hartford Financial Services Group Inc          59,950             5,225,841
HCC Insurance Holdings Inc (a)                 44,620             1,501,909
Metlife Inc                                   104,770             5,985,510
                                                           -----------------
                                                                 38,892,711
                                                           -----------------
Multimedia (2.65%)
McGraw-Hill Cos Inc/The                        34,700             2,226,699
News Corp                                     221,970             4,628,074
Time Warner Inc                               245,950             4,921,460
Walt Disney Co                                250,430             7,878,528
                                                           -----------------
                                                                 19,654,761
                                                           -----------------
Music (0.32%)
Warner Music Group Corp (a)                    90,840             2,355,481
                                                           -----------------

Oil - Field Services (0.29%)
Tidewater Inc (a)                              43,111             2,143,910
                                                           -----------------

Oil Company - Exploration
& Production (0.48%)
Anadarko Petroleum Corp                        77,340             3,590,123
                                                           -----------------

Oil Company - Integrated (11.62%)
Chevron Corp                                  206,084            13,848,845
ConocoPhillips                                215,619            12,988,889
Exxon Mobil Corp (c)                          645,612            46,109,609
Marathon Oil Corp                              75,770             6,546,528
Occidental Petroleum Corp                     145,424             6,826,202
                                                           -----------------
                                                                 86,320,073
                                                           -----------------
Oil Field Machinery & Equipment (0.45%)
Cameron International Corp (a)(b)              28,530             1,429,353
National Oilwell Varco Inc (a)(b)              31,325             1,892,030
                                                           -----------------
                                                                  3,321,383
                                                           -----------------
Oil Refining & Marketing (0.22%)
Frontier Oil Corp                              55,460             1,630,524
                                                           -----------------

Paper & Related Products (0.35%)
Temple-Inland Inc                              65,854             2,597,282
                                                           -----------------

Pharmacy Services (0.21%)
Caremark Rx Inc                                32,140             1,582,252
                                                           -----------------

Pipelines (0.73%)
National Fuel Gas Co                           69,390             2,595,186

Pipelines
Questar Corp                                   34,436             2,805,845
                                                           -----------------
                                                                  5,401,031
                                                           -----------------
Property & Casualty Insurance (2.24%)
Chubb Corp                                     96,760             5,142,794
Philadelphia Consolidated
Holding Co (a)(b)                              41,170             1,610,570
Safeco Corp                                    36,780             2,140,228
St Paul Travelers Cos Inc/The                 114,050             5,831,377
WR Berkley Corp                                51,662             1,904,261
                                                           -----------------
                                                                 16,629,230
                                                           -----------------
Regional Banks (10.14%)
Bank of America Corp                          529,396            28,518,562
Comerica Inc                                   52,293             3,042,930
Keycorp                                       133,700             4,965,618
National City Corp                            113,050             4,211,112
US Bancorp                                    279,290             9,451,174
Wachovia Corp                                 209,757            11,641,513
Wells Fargo & Co                              372,240            13,508,590
                                                           -----------------
                                                                 75,339,499
                                                           -----------------
REITS - Apartments (1.64%)
Archstone-Smith Trust                          67,750             4,079,227
AvalonBay Communities Inc (a)                  26,730             3,503,234
Camden Property Trust                          31,440             2,537,837
Essex Property Trust Inc                       15,410             2,053,845
                                                           -----------------
                                                                 12,174,143
                                                           -----------------
REITS - Mortgage (0.22%)
New Century Financial Corp (a)                 41,370             1,629,151
                                                           -----------------

REITS - Office Property (0.53%)
Boston Properties Inc (a)                      36,947             3,947,048
                                                           -----------------

REITS - Regional Malls (0.47%)
Simon Property Group Inc (a)                   36,250             3,519,875
                                                           -----------------

REITS - Shopping Centers (0.50%)
Federal Realty Invs Trust (a)                  23,120             1,853,068
Weingarten Realty Investors (a)                39,860             1,853,490
                                                           -----------------
                                                                  3,706,558
                                                           -----------------
REITS - Warehouse & Industrial (0.28%)
AMB Property Corp                              35,090             2,049,607
                                                           -----------------

Retail - Apparel & Shoe (0.57%)
AnnTaylor Stores Corp (b)                      39,530             1,740,111
Nordstrom Inc                                  53,260             2,521,861
                                                           -----------------
                                                                  4,261,972
                                                           -----------------
Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc (a)                    64,460             1,739,131
                                                           -----------------

Retail - Drug Store (0.24%)
CVS Corp                                       56,340             1,767,949
                                                           -----------------

Retail - Major Department Store (0.29%)
JC Penney Co Inc                               29,070             2,186,936
                                                           -----------------


Retail - Office Supplies (0.20%)
Office Depot Inc (b)                           34,770             1,459,992
                                                           -----------------

Retail - Regional Department Store (0.53%
Federated Department Stores Inc                88,840             3,900,964
                                                           -----------------

Retail - Restaurants (1.18%)
McDonald's Corp                               209,803             8,794,942
                                                           -----------------

Savings & Loans - Thrifts (0.23%)
Washington Mutual Inc                          40,050             1,694,115
                                                           -----------------

Semiconductor Component
- Integrated Circuits (0.52%)
Atmel Corp (b)                                278,000             1,598,500
Integrated Device Technology Inc (b)          143,660             2,277,011
                                                           -----------------
                                                                  3,875,511
                                                           -----------------
Steel - Producers (1.76%)
Carpenter Technology Corp                      19,600             2,097,004
Nucor Corp (a)                                 86,000             5,023,260
Reliance Steel & Aluminum Co                   62,735             2,154,947
Steel Dynamics Inc (a)                         27,710             1,665,648
United States Steel Corp (a)                   31,860             2,153,736
                                                           -----------------
                                                                 13,094,595
                                                           -----------------
Telecommunication Equipment (0.18%)
Harris Corp                                    31,000             1,320,600
                                                           -----------------

Telecommunication Services (0.39%)
Embarq Corp                                    59,880             2,895,198
                                                           -----------------

Telephone - Integrated (6.33%)
AT&T Inc (a)                                  412,653            14,133,365
BellSouth Corp                                249,130            11,235,763
Citizens Communications Co (a)                193,750             2,840,375
Qwest Communications
International Inc (a)(b)                      505,007             4,358,211
Sprint Nextel Corp                             39,154               731,788
Verizon Communications Inc                    370,623            13,713,051
                                                           -----------------
                                                                 47,012,553
                                                           -----------------
Tobacco (2.38%)
Altria Group Inc                              150,203            12,216,010
Loews Corp - Carolina Group (a)                34,930             2,019,652
Reynolds American Inc (a)                      54,410             3,436,536
                                                           -----------------
                                                                 17,672,198
                                                           -----------------
Tools - Hand Held (0.24%)
Snap-On Inc (a)                                37,210             1,749,986
                                                           -----------------

Toys (0.35%)
Mattel Inc                                    115,960             2,624,175
                                                           -----------------

Transport - Rail (0.40%)
Union Pacific Corp                             32,720             2,965,414
                                                           -----------------

Wireless Equipment (0.54%)
Motorola Inc                                  174,136             4,015,576
                                                           -----------------
TOTAL COMMON STOCKS                                     $       739,252,986
                                                           -----------------

                                           Principal
                                             Amount               Value
                                          -------------- --- -----------------
SHORT TERM INVESTMENTS (0.67%)
Commercial Paper (0.67%)
Investment in Joint Trading Account;
 Federal Home Loan Bank
       5.145%, 11/ 1/2006                     4,981,778             4,981,778
                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                              $         4,981,778
                                                             -----------------
MONEY MARKET FUNDS (10.42%)
Money Center Banks (10.42%)
BNY Institutional Cash Reserve Fund (d)      77,414,000            77,414,000
                                                             -----------------
TOTAL MONEY MARKET FUNDS                                  $        77,414,000
                                                             -----------------
Total Investments                                         $       821,648,764
Liabilities in Excess of
Other Assets, Net - (10.60)%                                      (78,774,371)
                                                             -----------------
TOTAL NET ASSETS - 100.00%                                $       742,874,393
                                                             =================
                                                             -----------------

                                                             =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,723,236 or 0.23% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $       109,387,562
Unrealized Depreciation                           (4,483,339)
                                             -----------------
Net Unrealized Appreciation (Depreciation)        104,904,223
Cost for federal income tax purposes              716,744,541


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                          Current               Unrealized
                                              Number of             Original               Market             Appreciation/
Type                                          Contracts               Value                Value              (Depreciation)
-------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
Russell 1000; December 2006                       7                     $2,580,341            $2,626,050                 $45,709

Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                   Percent
--------------------------------------------------------------------------------------- ----------------- -----------------------
Financial                                                                                                                 46.85%
Consumer, Non-cyclical                                                                                                    14.78%
Energy                                                                                                                    13.78%
Communications                                                                                                            11.04%
Industrial                                                                                                                 6.78%
Utilities                                                                                                                  5.63%
Consumer, Cyclical                                                                                                         4.89%
Basic Materials                                                                                                            3.37%
Technology                                                                                                                 2.81%
Mortgage Securities                                                                                                        0.67%
Liabilities in Excess of Other Assets, Net                                                                             (-10.60%)
                                                                                                          -----------------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                          =======================

Other Assets Summary (unaudited)
--------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                               Percent
--------------------------------------------------------------------------------------- ----------------- -----------------------
Futures                                                                                                                    0.35%


Schedule of Investments
October 31, 2006
MidCap Blend Fund
                                            Shares
                                             Held                Value
                                         -------------- --- -----------------
COMMON STOCKS (99.70%)
Aerospace & Defense Equipment (0.91%)
Alliant Techsystems Inc (a)(b)                  95,054   $         7,339,119
                                                            -----------------

Agricultural Operations (0.41%)
Delta & Pine Land Co                            81,018             3,282,039
                                                            -----------------

Applications Software (1.39%)
Intuit Inc (a)(b)                              319,190            11,267,407
                                                            -----------------

Broadcasting Services
& Programming (3.80%)
Discovery Holding Co (a)(b)                    648,227             9,619,689
Liberty Global Inc - A Shares (a)(b)           141,645             3,716,765
Liberty Global Inc - B Shares (a)(b)           286,241             7,279,108
Liberty Media Holding Corp - Capital (b)       113,787            10,133,870
                                                            -----------------
                                                                  30,749,432
                                                            -----------------
Building Products - Cement
& Aggregate (0.80%)
Martin Marietta Materials Inc                   73,275             6,448,200
                                                            -----------------

Cable TV (1.41%)
EchoStar Communications Corp (b)               321,600            11,423,232
                                                            -----------------

Casino Hotels (2.09%)
Harrah's Entertainment Inc                     227,702            16,925,090
                                                            -----------------

Casino Services (1.62%)
International Game Technology                  308,793            13,126,790
                                                            -----------------

Commercial Banks (2.95%)
Commerce Bancorp Inc/NJ                        160,218             5,594,812
M&T Bank Corp (a)                               56,353             6,864,359
TCF Financial Corp                             439,756            11,446,849
                                                            -----------------
                                                                  23,906,020
                                                            -----------------
Commercial Services (2.93%)
ChoicePoint Inc (a)(b)                         158,989             5,785,610
Iron Mountain Inc (b)                           92,952             4,031,328
ServiceMaster Co/The                           447,771             5,073,245
Weight Watchers International Inc              202,913             8,847,007
                                                            -----------------
                                                                  23,737,190
                                                            -----------------
Commercial Services - Finance (0.72%)
Western Union Co/The                           263,398             5,807,926
                                                            -----------------

Data Processing & Management (4.87%)
Automatic Data Processing Inc                  128,646             6,360,258
Fidelity National Information Services         219,480             9,123,784
First Data Corp                                216,959             5,261,256
Paychex Inc                                    365,463            14,428,479
SEI Investments Co                              76,824             4,323,655
                                                            -----------------
                                                                  39,497,432
                                                            -----------------

Dental Supplies & Equipment (1.31%)
Dentsply International Inc                     340,476            10,650,089
                                                            -----------------

Distribution & Wholesale (0.40%)
Fastenal Co (a)                                 79,817             3,211,836
                                                            -----------------

Diversified Manufacturing
Operations (2.21%)
Dover Corp                                     216,109            10,265,178
Tyco International Ltd                         259,566             7,639,027
                                                            -----------------
                                                                  17,904,205
                                                            -----------------
Diversified Operations (0.92%)
Onex Corp (b)                                  348,849             7,489,788
                                                            -----------------

E-Commerce - Services (0.55%)
Liberty Media Corp - Interactive (b)           201,152             4,439,425
                                                            -----------------

Electric - Integrated (1.44%)
Ameren Corp (a)                                134,379             7,269,904
SCANA Corp                                     109,230             4,364,831
                                                            -----------------
                                                                  11,634,735
                                                            -----------------
Electronic Components
- Miscellaneous (1.52%)
Gentex Corp                                    774,968            12,329,741
                                                            -----------------

Electronic Components
- Semiconductors (0.79%)
Microchip Technology Inc                       195,475             6,436,992
                                                            -----------------

Energy - Alternate Sources (1.39%)
Covanta Holding Corp (b)                       555,238            11,287,989
                                                            -----------------

Financial Guarantee Insurance (1.41%)
AMBAC Financial Group Inc                      136,918            11,431,284
                                                            -----------------

Food - Wholesale & Distribution (1.80%)
Sysco Corp (a)                                 417,756            14,613,105
                                                            -----------------

Gold Mining (1.69%)
Newmont Mining Corp (a)                        302,926            13,713,460
                                                            -----------------

Human Resources (0.55%)
Robert Half International Inc (a)              122,537             4,478,727
                                                            -----------------

Insurance Brokers (2.11%)
AON Corp                                       208,484             7,253,158
Marsh & McLennan Cos Inc (a)                   334,304             9,841,910
                                                            -----------------
                                                                  17,095,068
                                                            -----------------
Investment Management
& Advisory Services (1.37%)
Eaton Vance Corp                               134,721             4,181,740
Nuveen Investments Inc (a)                     140,581             6,930,643
                                                            -----------------
                                                                  11,112,383
                                                            -----------------
Life & Health Insurance (1.69%)
Aflac Inc                                      305,295            13,713,851
                                                            -----------------

Linen Supply & Related Items (3.50%)
Cintas Corp                                    685,754            28,390,216
                                                            -----------------


Machinery - Print Trade (1.92%)
Zebra Technologies Corp (a)(b)                 417,831            15,572,561
                                                            -----------------

Medical - Biomedical/Gene (0.73%)
Medimmune Inc (a)(b)                           184,373             5,907,311
                                                            -----------------

Medical - Drugs (1.41%)
Valeant Pharmaceuticals International (a)      610,843            11,410,547
                                                            -----------------

Medical - HMO (1.66%)
Coventry Health Care Inc (b)                   285,771            13,416,948
                                                            -----------------

Medical - Outpatient
& Home Medical Care (1.26%)
Lincare Holdings Inc (a)(b)                    304,844            10,230,565
                                                            -----------------

Medical Instruments (1.21%)
St Jude Medical Inc (b)                        284,455             9,771,029
                                                            -----------------

Medical Laboratory
 & Testing Service (2.09%)
Laboratory Corp of America Holdings(a)(b)     247,657            16,962,028
                                                            -----------------

Multi-Line Insurance (1.84%)
Loews Corp                                     382,508            14,887,211
                                                            -----------------

Office Automation & Equipment (0.75%)
Pitney Bowes Inc (a)                           129,924             6,068,750
                                                            -----------------

Oil - Field Services (3.19%)
BJ Services Co                                 441,635            13,319,711
Weatherford International Ltd (b)              305,785            12,561,648
                                                            -----------------
                                                                  25,881,359
                                                            -----------------
Oil Company - Exploration
& Production (3.32%)
Cimarex Energy Co                              216,383             7,794,116
Encore Acquisition Co (a)(b)                   318,840             7,983,754
Rosetta Resources Inc (a)(b)                   226,840             4,101,267
XTO Energy Inc                                 150,082             7,002,826
                                                            -----------------
                                                                  26,881,963
                                                            -----------------
Pipelines (3.78%)
Equitable Resources Inc                        284,861            11,542,568
Questar Corp                                   137,840            11,231,203
Williams Cos Inc                               320,111             7,820,312
                                                            -----------------
                                                                  30,594,083
                                                            -----------------
Power Converter & Supply Equipment(1.22%)
American Power Conversion Corp (a)             326,560             9,871,909
                                                            -----------------

Property & Casualty Insurance (3.51%)
Fidelity National Financial Inc                112,894             2,517,536
Fidelity National Title Group Inc (a)          108,630             2,390,939
Markel Corp (a)(b)                              31,704            12,665,748
Mercury General Corp (a)                       209,607            10,851,354
                                                            -----------------
                                                                  28,425,577
                                                            -----------------
Publishing - Newspapers (1.70%)
Washington Post Co/The                          18,311            13,790,014
                                                            -----------------


Quarrying (1.40%)
Vulcan Materials Co                            139,633            11,377,297
                                                            -----------------

Real Estate Operator & Developer (4.14%)
Brookfield Asset Management Inc                456,369            20,326,675
Forest City Enterprises Inc (a)                240,129            13,183,082
                                                            -----------------
                                                                  33,509,757
                                                            -----------------
Reinsurance (1.58%)
Everest Re Group Ltd                           129,033            12,797,493
                                                            -----------------

Retail - Auto Parts (2.41%)
Autozone Inc (b)                                66,928             7,495,936
O'Reilly Automotive Inc (a)(b)                 373,764            12,068,840
                                                            -----------------
                                                                  19,564,776
                                                            -----------------
Retail - Automobile (1.70%)
Carmax Inc (a)(b)                              311,375            13,793,913
                                                            -----------------

Retail - Discount (1.44%)
TJX Cos Inc                                    404,300            11,704,485
                                                            -----------------

Retail - Jewelry (0.96%)
Tiffany & Co (a)                               218,492             7,804,534
                                                            -----------------

Retail - Restaurants (2.20%)
Yum! Brands Inc                                299,649            17,817,130
                                                            -----------------

Schools (0.38%)
Strayer Education Inc (a)                       27,029             3,057,520
                                                            -----------------

Telephone - Integrated (2.22%)
Citizens Communications Co (a)                 571,066             8,371,828
Telephone & Data Systems Inc
- Special Shares                               206,708             9,611,922
                                                            -----------------
                                                                  17,983,750
                                                            -----------------
Textile - Home Furnishings (0.52%)
Mohawk Industries Inc (a)(b)                    57,465             4,177,706
                                                            -----------------

Transport - Truck (0.62%)
Heartland Express Inc (a)                      306,465             5,004,573
                                                            -----------------

Wireless Equipment (1.99%)
American Tower Corp (b)                        447,750            16,127,955
                                                            -----------------
TOTAL COMMON STOCKS                                      $       807,835,515
                                                            -----------------
                                          Principal
                                            Amount               Value
                                         -------------- --- -----------------
MONEY MARKET FUNDS (18.80%)
Money Center Banks (18.80%)
BNY Institutional Cash Reserve Fund (c)    152,309,000           152,309,000
                                                            -----------------
TOTAL MONEY MARKET FUNDS                                 $       152,309,000
                                                            -----------------
Total Investments                                        $       960,144,515
Liabilities in Excess of
Other Assets, Net - (18.50)%                                    (149,924,889)
                                                            -----------------
TOTAL NET ASSETS - 100.00%                               $       810,219,626
                                                            =================
                                                            -----------------

                                                            =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          149,055,183
Unrealized Depreciation                         (18,608,442)
                                            -----------------
Net Unrealized Appreciation (Depreciation)       130,446,741
Cost for federal income tax purposes             829,697,774


Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Financial                                             39.39%
Consumer, Cyclical                                    16.85%
Consumer, Non-cyclical                                16.46%
Energy                                                11.68%
Communications                                        11.66%
Industrial                                             9.19%
Technology                                             7.81%
Basic Materials                                        3.10%
Utilities                                              1.44%
Diversified                                            0.92%
Liabilities in Excess of Other Assets, Net         (-18.50%)
                                          -------------------
TOTAL NET ASSETS                                     100.00%
                                          ===================


Schedule of Investments
October 31, 2006
Money Market Fund
                                          Principal
                                            Amount               Value
                                         -------------- --- -----------------
COMMERCIAL PAPER (94.40%)
Asset Backed Securities (8.02%)
CAFCO
       5.27%, 11/17/2006                     4,000,000   $         3,990,631
       5.25%, 11/28/2006                     1,900,000             1,892,519
       5.25%, 12/ 1/2006                     4,000,000             3,982,500
       5.25%, 12/ 4/2006                     4,300,000             4,279,306
       5.23%, 12/19/2006                     5,000,000             4,965,133
FCAR Owner Trust I
       5.25%, 12/ 8/2006                     4,600,000             4,575,179
       5.25%, 12/12/2006                     3,500,000             3,479,073
       5.24%, 1/16/2007                      4,300,000             4,252,433
       5.26%, 1/19/2007                      3,500,000             3,459,600
Windmill Funding
       5.25%, 11/ 1/2006                     4,000,000             4,000,000
       5.28%, 11/ 7/2006                     5,000,000             4,995,600
       5.25%, 11/10/2006                     2,865,000             2,861,240
       5.24%, 12/ 7/2006                     3,940,000             3,919,354
       5.23%, 1/ 5/2007                      5,000,000             4,952,785
                                                            -----------------
                                                                  55,605,353
                                                            -----------------
Chemicals - Diversified (2.55%)
BASF AG
       5.24%, 1/17/2004                      3,080,000             3,045,480
       5.32%, 11/ 1/2006                     4,000,000             4,000,000
       5.26%, 11/ 8/2006                     4,700,000             4,695,175
       5.25%, 12/ 1/2006                     4,600,000             4,579,875
       5.225%, 1/17/2007                     1,340,000             1,325,024
                                                            -----------------
                                                                  17,645,554
                                                            -----------------
Commercial Banks (9.98%)
Nordea North America
       5.25%, 11/ 9/2006                     5,000,000             4,994,167
       5.25%, 12/12/2006                     4,360,000             4,333,956
Skandinaviska Enskilda Banken
       5.29%, 11/ 9/2006                     4,000,000             3,995,302
       5.27%, 11/14/2006                     4,000,000             3,992,388
       5.25%, 12/18/2006                     2,670,000             2,651,699
Societe Generale North America Inc
       5.25%, 12/14/2006                     2,280,000             2,265,703
       5.20%, 1/24/2007                      4,300,000             4,247,827
       5.20%, 1/25/2007                      4,600,000             4,543,522
       5.23%, 2/16/2007                      4,100,000             4,036,267
Svenska Handelsbanken
       5.25%, 11/ 1/2006                     3,600,000             3,600,000
       5.27%, 11/10/2006                     4,400,000             4,394,203
       5.22%, 12/28/2006                     3,700,000             3,669,419
       5.23%, 1/ 2/2007                      4,500,000             4,459,467
Westpac Banking Corp
       5.26%, 11/17/2006                     5,000,000             4,988,311
       5.245%, 12/13/2006                    2,250,000             2,236,232
       5.23%, 2/ 5/2007                      3,045,000             3,002,532
       5.23%, 2/20/2007                      4,300,000             4,230,659

Commercial Banks
Westpac Trust Securities Ltd.
       5.24%, 12/13/2006                     3,570,000             3,548,175
                                                            -----------------
                                                                  69,189,829
                                                            -----------------
Diversified Financial Services (3.76%)
Amstel Funding
       5.31%, 11/ 3/2006                     2,500,000             2,499,263
       5.24%, 12/22/2006                     4,600,000             4,565,853
       5.22%, 1/30/2007                      5,000,000             4,934,750
       5.25%, 1/31/2007                      3,900,000             3,848,244
General Electric Capital
       5.23%, 12/ 5/2006                     2,430,000             2,417,997
       5.25%, 12/ 8/2006                     4,900,000             4,873,560
       5.24%, 2/21/2007                      3,000,000             2,951,093
                                                            -----------------
                                                                  26,090,760
                                                            -----------------
Diversified Manufacturing
Operations (1.29%)
General Electric
       5.23%, 12/ 8/2006                     4,685,000             4,659,817
       5.23%, 12/29/2006                     4,300,000             4,263,768
                                                            -----------------
                                                                   8,923,585
                                                            -----------------
Finance - Auto Loans (5.07%)
Paccar Financial
       5.30%, 11/ 2/2006                     4,000,000             3,999,411
       5.24%, 11/15/2006                     4,700,000             4,690,422
       5.24%, 11/16/2006                     3,800,000             3,791,703
       5.24%, 12/13/2006                     4,710,000             4,681,206
Toyota Motor Credit
       5.25%, 11/14/2006                     3,800,000             3,792,796
       5.23%, 12/ 7/2006                     5,000,000             4,973,850
       5.25%, 12/11/2006                     4,300,000             4,274,917
       5.23%, 12/14/2006                     4,990,000             4,958,828
                                                            -----------------
                                                                  35,163,133
                                                            -----------------
Finance - Commercial (2.96%)
CIT Group
       5.26%, 11/20/2006                     3,800,000             3,789,451
       5.26%, 12/ 1/2006                     3,700,000             3,683,782
       5.28%, 12/11/2006                     4,000,000             3,976,533
       5.24%, 2/14/2007                      4,300,000             4,234,282
       5.25%, 2/23/2007                      4,900,000             4,818,537
                                                            -----------------
                                                                  20,502,585
                                                            -----------------
Finance - Credit Card (1.23%)
American Express Credit
       5.25%, 11/ 3/2006                     3,700,000             3,698,921
       5.25%, 11/15/2006                     4,800,000             4,790,200
                                                            -----------------
                                                                   8,489,121
                                                            -----------------
Finance - Investment Banker
& Broker (7.27%)
Bear Stearns
       5.26%, 11/29/2006                     3,800,000             3,784,454
       5.26%, 12/ 5/2006                     3,700,000             3,681,619
       5.28%, 12/ 7/2006                     5,000,000             4,973,600
       5.26%, 12/21/2006                     3,100,000             3,077,353
       5.25%, 2/ 7/2007                      4,800,000             4,731,400
Citigroup Funding
       5.25%, 11/ 6/2006                     4,200,000             4,196,937
       5.26%, 11/15/2006                     3,700,000             3,692,431
ING U.S. Funding
       5.25%, 12/13/2006                     2,335,000             2,320,698

Finance - Investment Banker & Broker
ING U.S. Funding (continued)
       5.235%, 12/26/2006                    3,270,000             3,243,847
       5.24%, 1/12/2007                      4,200,000             4,155,984
Morgan Stanley
       5.25%, 11/ 7/2006                     5,000,000             4,995,625
       5.25%, 11/10/2006                     2,865,000             2,861,240
       5.25%, 11/14/2006                     4,700,000             4,691,090
                                                            -----------------
                                                                  50,406,278
                                                            -----------------
Finance - Other Services (10.19%)
Commoloco
       5.25%, 11/16/2006                     3,500,000             3,492,344
       5.25%, 1/ 9/2007                      4,300,000             4,256,731
CRC Funding
       5.25%, 11/13/2006                     3,420,000             3,414,015
       5.25%, 12/15/2006                     4,900,000             4,868,558
       5.23%, 12/20/2006                     3,700,000             3,673,661
       5.25%, 1/12/2007                      3,500,000             3,463,250
       5.24%, 1/22/2007                      3,000,000             2,964,193
Park Avenue Receivables Company
       5.25%, 11/ 7/2006                     4,300,000             4,296,238
       5.24%, 11/28/2006                     4,085,000             4,068,915
       5.25%, 12/18/2006                     4,200,000             4,171,213
       5.25%, 12/19/2006                     4,400,000             4,369,200
       5.25%, 1/24/2007                      2,255,000             2,227,376
Private Export Funding
       5.35%, 11/ 2/2006                     3,395,000             3,394,503
       5.27%, 11/13/2006                     5,175,000             5,165,909
       5.25%, 12/19/2006                     2,360,000             2,343,480
       5.25%, 1/11/2007                      2,270,000             2,246,451
       5.21%, 1/25/2007                      3,350,000             3,308,791
       5.22%, 2/23/2007                      4,760,000             4,681,317
       5.19%, 3/13/2007                      4,280,000             4,198,552
                                                            -----------------
                                                                  70,604,697
                                                            -----------------
Food - Wholesale & Distribution (0.40%)
Sysco Corp
       5.23%, 11/29/2006                     2,810,000             2,798,570
                                                            -----------------

Money Center Banks (8.25%)
Bank of America
       5.27%, 11/20/2006                     4,000,000             3,988,874
       5.26%, 11/30/2006                     9,110,000             9,071,503
       5.26%, 12/12/2006                     4,800,000             4,771,273
BNP Paribas Finance
       5.25%, 12/18/2006                     4,100,000             4,071,898
HBOS Treasury Services
       5.27%, 11/28/2006                     3,400,000             3,386,562
       5.26%, 12/ 6/2006                     4,100,000             4,079,053
       5.23%, 12/20/2006                     3,000,000             2,978,644
       5.23%, 1/10/2007                      4,200,000             4,157,288
       5.24%, 1/16/2007                      3,900,000             3,856,857
UBS Finance Delaware LLC
       5.24%, 11/ 6/2006                     4,700,000             4,696,579
       5.25%, 11/20/2006                     4,100,000             4,088,640
       5.23%, 12/11/2006                     3,800,000             3,777,918
       5.24%, 1/26/2007                      4,275,000             4,221,487
                                                            -----------------
                                                                  57,146,576
                                                            -----------------

Mortgage Banks (2.59%)
Northern Rock PLC
       5.35%, 11/ 3/2006                     4,655,000             4,653,616
       5.27%, 11/27/2006                     4,800,000             4,781,748
       5.25%, 1/10/2007                      3,900,000             3,860,188
       5.24%, 1/11/2007                      4,700,000             4,651,428
                                                            -----------------
                                                                  17,946,980
                                                            -----------------
Multi-Line Insurance (2.32%)
Genworth Financial
       5.26%, 11/13/2006                     3,800,000             3,793,337
       5.23%, 12/ 5/2006                     3,900,000             3,880,736
       5.23%, 12/14/2006                     3,900,000             3,875,637
       5.24%, 1/ 4/2007                      4,600,000             4,557,149
                                                            -----------------
                                                                  16,106,859
                                                            -----------------
Publishing - Newspapers (0.35%)
Gannett
       5.25%, 11/ 3/2006                     2,460,000             2,459,283
                                                            -----------------

Special Purpose Entity (23.83%)
Barclays U.S. Funding
       5.28%, 11/22/2006                     4,000,000             3,987,680
       5.27%, 11/27/2006                     3,900,000             3,885,156
       5.24%, 1/23/2007                      5,000,000             4,939,594
Charta LLC
       5.25%, 11/16/2006                     4,300,000             4,290,594
       5.25%, 11/17/2006                     4,000,000             3,990,667
       5.27%, 12/15/2006                     2,580,000             2,563,382
       5.25%, 1/26/2007                      4,800,000             4,739,800
Compass Securitization
       5.26%, 11/10/2006                     3,500,000             3,495,398
       5.27%, 11/22/2006                     4,800,000             4,785,244
       5.27%, 11/29/2006                     3,900,000             3,884,014
       5.27%, 12/15/2006                     7,700,000             7,650,403
Galaxy Funding
       5.28%, 11/ 6/2006                     4,000,000             3,997,067
       5.26%, 12/ 4/2006                     5,000,000             4,975,892
       5.25%, 12/21/2006                     4,600,000             4,566,490
       5.25%, 1/29/2007                      5,000,000             4,935,104
Grampian Funding
       5.27%, 11/21/2006                     4,500,000             4,486,825
       5.25%, 2/ 1/2007                      4,100,000             4,044,992
Ranger Funding
       5.31%, 11/ 2/2006                     4,500,000             4,499,336
       5.25%, 11/ 9/2006                     4,300,000             4,294,983
       5.26%, 11/29/2006                     3,985,000             3,968,697
       5.24%, 1/16/2007                      3,300,000             3,263,425
Scaldis Capital
       5.25%, 12/ 6/2006                     4,300,000             4,278,052
       5.25%, 12/12/2006                     2,265,000             2,251,457
       5.23%, 1/ 8/2007                      4,100,000             4,059,497
Sheffield Receivables
       5.25%, 12/ 4/2006                     4,300,000             4,279,306
       5.24%, 1/ 4/2007                      2,580,000             2,555,966
       5.25%, 1/22/2007                      4,100,000             4,050,971
Surrey Funding
       5.24%, 1/ 5/2007                      3,900,000             3,863,102
       5.25%, 1/12/2007                      3,900,000             3,859,050
       5.25%, 1/18/2007                      4,100,000             4,053,362
       5.26%, 1/25/2007                      4,300,000             4,246,596
Special Purpose Entity
Surrey Funding (continued)
       5.24%, 1/30/2007                      3,900,000             3,848,910
Tulip Funding Corp.
       5.26%, 11/30/2006                     4,300,000             4,281,780
Variable Funding Capital Corp LLC
       5.24%, 12/ 6/2006                     4,000,000             3,979,622
       5.24%, 1/ 5/2007                      2,445,000             2,421,868
White Pine Finance
       5.26%, 11/ 8/2006                     3,800,000             3,796,113
       5.27%, 11/27/2006                     4,800,000             4,781,731
       5.27%, 11/28/2006                     3,900,000             3,884,585
Yorktown Capital
       5.26%, 11/ 1/2006                     4,500,000             4,500,000
       5.25%, 11/21/2006                     4,930,000             4,915,621
                                                            -----------------
                                                                 165,152,332
                                                            -----------------
Supranational Bank (1.43%)
Corp Andina de Fomento
       5.26%, 12/20/2006                     2,000,000             1,985,681
       5.26%, 12/21/2006                     3,000,000             2,978,083
       5.27%, 1/31/2007                      5,000,000             4,933,393
                                                            -----------------
                                                                   9,897,157
                                                            -----------------
Telecommunication Services (0.58%)
Verizon Global Funding
       5.50%, 1/12/2007 (a)                  4,000,000             4,000,000
                                                            -----------------

Telephone - Integrated (2.33%)
Telstra Corp
       5.26%, 11/ 8/2006                     3,700,000             3,696,216
       5.27%, 11/21/2006                     3,800,000             3,788,874
       5.28%, 1/24/2007                      4,845,000             4,785,310
       5.29%, 2/ 1/2007                      3,900,000             3,847,276
                                                            -----------------
                                                                  16,117,676
                                                            -----------------
TOTAL COMMERCIAL PAPER                                   $       654,246,328
                                                            -----------------
BONDS (5.35%)
Caterpillar Financial Asset Trust
       5.45%, 2/26/2007                      1,284,928             1,284,928
                                                            -----------------

Auto - Car & Light Trucks (0.48%)
BMW US Capital LLC
       5.30%, 11/ 6/2006 (a)(b)              3,300,000             3,300,000
                                                            -----------------

Automobile Sequential (2.50%)
AmeriCredit Automobile Receivables Trust
       5.50%, 1/ 8/2007                      2,910,909             2,910,909
       5.35%, 2/ 6/2007                      1,709,243             1,709,243
Capital One Auto Finance Trust
       5.12%, 11/15/2006 (a)                   317,312               317,312
CPS Auto Trust
       5.39%, 10/15/2007 (a)(b)              2,454,418             2,454,418
Honda Auto Receivables Owner Trust
       5.43%, 4/23/2007                      2,184,226             2,184,226
Household Automotive Trust
       5.28%, 12/18/2006                       506,998               506,998
JPMorgan Auto Receivables Trust
       5.39%, 3/15/2007 (b)                  2,507,925             2,507,925

Automobile Sequential
Triad Auto Receivables Owner Trust
       5.14%, 12/12/2006                       416,101               416,101
       5.36%, 4/12/2007                      1,632,000             1,632,000
Volkswagen Auto Lease Trust
       5.52%, 8/20/2007                      2,714,692             2,714,692
                                                            -----------------
                                                                  17,353,823
                                                            -----------------
Finance - Commercial (0.37%)
Caterpillar Financial Services Corp
       5.41%, 11/13/2006 (a)                 2,600,000             2,599,978
                                                            -----------------

Finance - Investment
Banker & Broker (0.84%)
JPMorgan Chase & Co
       5.29%, 11/ 2/2006                     2,500,000             2,500,000
Merrill Lynch & Co Inc
       5.34%, 12/27/2006                     3,300,000             3,300,000
                                                            -----------------
                                                                   5,800,000
                                                            -----------------
Publishing - Newspapers (0.51%)
Gannett Co Inc
       5.50%, 4/ 1/2007                      3,550,000             3,550,987
                                                            -----------------

Special Purpose Entity (0.46%)
Allstate Life Global Funding Trusts
       5.30%, 11/ 6/2006 (a)                 3,200,000             3,200,000
                                                            -----------------
TOTAL BONDS                                              $        37,089,716
                                                            -----------------
Total Investments                                        $       691,336,044
Other Assets in Excess of
 Liabilities, Net - 0.25%                                          1,744,960
                                                            -----------------
TOTAL NET ASSETS - 100.00%                               $       693,081,004
                                                            =================
                                                            -----------------

                                                            =================

(a) Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,262,343 or 1.19% of net assets.



Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Financial                                             80.55%
Asset Backed Securities                               10.71%
Communications                                         3.77%
Basic Materials                                        2.55%
Industrial                                             1.29%
Consumer, Cyclical                                     0.48%
Consumer, Non-cyclical                                 0.40%
Other Assets in Excess of Liabilities, Net             0.25%
                                          -------------------
TOTAL NET ASSETS                                     100.00%
                                          ===================


Schedule of Investments
October 31, 2006
Partners LargeCap Blend Fund
                                           Shares
                                            Held                Value
                                         ------------- --- -----------------
COMMON STOCKS (99.20%)
Advertising Sales (0.23%)
Lamar Advertising Co (a)                       37,600   $         2,168,768
                                                           -----------------

Aerospace & Defense (1.28%)
Boeing Co                                      44,900             3,585,714
General Dynamics Corp                          30,940             2,199,834
Northrop Grumman Corp                           1,400                92,946
Raytheon Co                                    58,200             2,907,090
Rockwell Collins Inc                           57,300             3,327,984
                                                           -----------------
                                                                 12,113,568
                                                           -----------------
Aerospace & Defense Equipment (0.31%)
United Technologies Corp                       45,100             2,963,972
                                                           -----------------

Agricultural Chemicals (0.33%)
Monsanto Co                                    45,000             1,989,900
Potash Corp of Saskatchewan (b)                 9,000             1,124,100
                                                           -----------------
                                                                  3,114,000
                                                           -----------------
Airlines (0.21%)
Southwest Airlines Co                         132,600             1,992,978
                                                           -----------------

Applications Software (2.49%)
Microsoft Corp                                728,400            20,912,364
Red Hat Inc (a)(b)                            162,400             2,660,112
                                                           -----------------
                                                                 23,572,476
                                                           -----------------
Athletic Footwear (0.14%)
Nike Inc (b)                                   14,500             1,332,260
                                                           -----------------

Audio & Video Products (0.07%)
Harman International Industries Inc             6,900               706,215
                                                           -----------------

Beverages - Non-Alcoholic (1.78%)
Coca-Cola Co/The                              178,400             8,334,848
Coca-Cola Enterprises Inc                      32,500               650,975
PepsiCo Inc                                   123,600             7,841,184
                                                           -----------------
                                                                 16,827,007
                                                           -----------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                         63,700             3,020,654
                                                           -----------------

Broadcasting Services
& Programming (0.15%)
Liberty Media Holding Corp - Capital (a)       15,795             1,406,703
                                                           -----------------

Building - Residential
& Commercial (0.31%)
DR Horton Inc                                  37,900               887,997
Lennar Corp                                    35,100             1,666,548
Standard-Pacific Corp                          15,500               375,565
                                                           -----------------
                                                                  2,930,110
                                                           -----------------
Building Products - Air & Heating (0.17%)
American Standard Cos Inc (b)                  36,200             1,603,298
                                                           -----------------


Building Products - Wood (0.15%)
Masco Corp                                     51,700             1,429,505
                                                           -----------------

Cable TV (1.10%)
Comcast Corp (a)(b)                           147,800             6,011,026
EchoStar Communications Corp (a)               53,700             1,907,424
Rogers Communications Inc (b)                  42,300             2,530,386
                                                           -----------------
                                                                 10,448,836
                                                           -----------------
Casino Hotels (0.32%)
Harrah's Entertainment Inc                     14,200             1,055,486
Wynn Resorts Ltd (a)(b)                        27,400             2,014,996
                                                           -----------------
                                                                  3,070,482
                                                           -----------------
Casino Services (0.30%)
International Game Technology                  67,300             2,860,923
                                                           -----------------

Cellular Telecommunications (0.10%)
Alltel Corp                                    18,300               975,573
                                                           -----------------

Chemicals - Diversified (0.71%)
Dow Chemical Co/The                            76,700             3,128,593
EI Du Pont de Nemours & Co                     77,700             3,558,660
                                                           -----------------
                                                                  6,687,253
                                                           -----------------
Chemicals - Specialty (0.16%)
Ecolab Inc                                     25,400             1,151,890
Sigma-Aldrich Corp                              5,400               405,594
                                                           -----------------
                                                                  1,557,484
                                                           -----------------
Coal (0.15%)
Consol Energy Inc                              40,200             1,422,678
                                                           -----------------

Commercial Banks (0.71%)
First Horizon National Corp (b)                76,100             2,992,252
Synovus Financial Corp                        126,500             3,716,570
                                                           -----------------
                                                                  6,708,822
                                                           -----------------
Commercial Services - Finance (0.39%)
H&R Block Inc                                  46,500             1,016,490
Moody's Corp                                   20,400             1,352,520
Western Union Co/The                           61,800             1,362,690
                                                           -----------------
                                                                  3,731,700
                                                           -----------------
Computer Aided Design (0.21%)
Autodesk Inc (a)                               53,900             1,980,825
                                                           -----------------

Computer Services (0.10%)
Affiliated Computer Services Inc (a)(b)        18,000               962,640
                                                           -----------------

Computers (3.09%)
Apple Computer Inc (a)                        127,700            10,353,916
Dell Inc (a)(b)                               276,100             6,717,513
Hewlett-Packard Co                             91,300             3,536,962
International Business Machines Corp           14,900             1,375,717
Sun Microsystems Inc (a)                    1,337,200             7,260,996
                                                           -----------------
                                                                 29,245,104
                                                           -----------------
Computers - Memory Devices (0.27%)
EMC Corp/Massachusetts (a)                    134,300             1,645,175
Network Appliance Inc (a)(b)                   23,800               868,700
                                                           -----------------
                                                                  2,513,875
                                                           -----------------

Consulting Services (0.21%)
Accenture Ltd                                  60,400             1,987,764
                                                           -----------------

Consumer Products - Miscellaneous (0.36%)
Clorox Co                                      11,500               742,440
Fortune Brands Inc                             10,700               823,365
Kimberly-Clark Corp                            28,000             1,862,560
                                                           -----------------
                                                                  3,428,365
                                                           -----------------
Cosmetics & Toiletries (2.41%)
Avon Products Inc                              73,600             2,238,176
Colgate-Palmolive Co                           38,400             2,456,448
Procter & Gamble Co                           286,057            18,133,153
                                                           -----------------
                                                                 22,827,777
                                                           -----------------
Cruise Lines (0.17%)
Carnival Corp                                  33,100             1,615,942
                                                           -----------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc (b)              62,800             3,104,832
First Data Corp                                61,800             1,498,650
NAVTEQ Corp (a)(b)                             26,100               866,520
                                                           -----------------
                                                                  5,470,002
                                                           -----------------
Disposable Medical Products (0.07%)
CR Bard Inc                                     8,300               680,268
                                                           -----------------

Distribution & Wholesale (0.18%)
Fastenal Co (b)                                12,200               490,928
Genuine Parts Co (b)                           26,800             1,219,936
                                                           -----------------
                                                                  1,710,864
                                                           -----------------
Diversified
Manufacturing Operations (6.77%)
3M Co                                          76,300             6,015,492
Danaher Corp (b)                               77,700             5,576,529
Eaton Corp                                     12,900               934,347
General Electric Co                           835,500            29,334,405
Honeywell International Inc                   122,500             5,159,700
Illinois Tool Works Inc (b)                   105,300             5,047,029
ITT Corp                                       12,800               696,192
Tyco International Ltd                        384,400            11,312,892
                                                           -----------------
                                                                 64,076,586
                                                           -----------------
Diversified Minerals (0.19%)
BHP Billiton Ltd ADR (b)                       41,900             1,783,683
                                                           -----------------

Drug Delivery Systems (0.14%)
Hospira Inc (a)                                36,200             1,315,870
                                                           -----------------

E-Commerce - Products (0.37%)
Amazon.Com Inc (a)(b)                          92,300             3,515,707
                                                           -----------------

Electric - Generation (0.28%)
AES Corp/The (a)(b)                           121,800             2,678,382
                                                           -----------------

Electric - Integrated (2.38%)
American Electric Power Co Inc                 14,800               613,164
Constellation Energy Group Inc                 24,000             1,497,600
Duke Energy Corp                              139,800             4,423,272
Edison International                           51,900             2,306,436
Entergy Corp                                   48,300             4,145,589
Exelon Corp                                    84,200             5,218,716
Electric - Integrated
Pinnacle West Capital Corp                     20,000               956,200
PPL Corp                                       70,800             2,444,016
TECO Energy Inc                                56,500               931,685
                                                           -----------------
                                                                 22,536,678
                                                           -----------------
Electronic Components
- Miscellaneous (0.22%)
Flextronics International Ltd (a)              58,200               675,120
Jabil Circuit Inc (b)                          50,600             1,452,726
                                                           -----------------
                                                                  2,127,846
                                                           -----------------
Electronic Components
- Semiconductors (1.66%)
Advanced Micro Devices Inc (a)                 86,300             1,835,601
Broadcom Corp (a)                              46,600             1,410,582
Intel Corp                                    464,000             9,901,760
Nvidia Corp (a)                                49,100             1,712,117
Xilinx Inc                                     31,800               811,218
                                                           -----------------
                                                                 15,671,278
                                                           -----------------
Electronic Measurement
Instruments (0.06%)
Tektronix Inc                                  17,400               528,438
                                                           -----------------

Engineering - Research
& Development Services (0.07%)
Fluor Corp (b)                                  8,200               643,126
                                                           -----------------

Enterprise Software & Services (0.16%)
Oracle Corp (a)                                84,100             1,553,327
                                                           -----------------

Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                     22,000             1,163,580
                                                           -----------------

Fiduciary Banks (0.57%)
Investors Financial Services Corp              35,700             1,403,724
State Street Corp                              62,700             4,027,221
                                                           -----------------
                                                                  5,430,945
                                                           -----------------
Filtration & Separation Products (0.09%)
Pall Corp                                      25,600               816,640
                                                           -----------------

Finance - Consumer Loans (0.36%)
SLM Corp                                       69,300             3,373,524
                                                           -----------------

Finance - Credit Card (0.42%)
American Express Co                            69,400             4,012,014
                                                           -----------------

Finance - Investment
Banker & Broker (6.42%)
Citigroup Inc                                 372,500            18,684,600
E*Trade Financial Corp (a)                    161,500             3,759,720
Goldman Sachs Group Inc                        45,000             8,540,550
JPMorgan Chase & Co                           318,128            15,091,992
Lehman Brothers Holdings Inc                   67,000             5,215,280
Merrill Lynch & Co Inc                         17,100             1,494,882
Morgan Stanley                                 95,500             7,299,065
TD Ameritrade Holding Corp                     41,700               686,799
                                                           -----------------
                                                                 60,772,888
                                                           -----------------
Finance - Mortgage Loan/Banker (0.77%)
Countrywide Financial Corp                    108,100             4,120,772
Freddie Mac                                    45,700             3,152,843
                                                           -----------------
                                                                  7,273,615
                                                           -----------------

Finance - Other Services (0.46%)
Chicago Mercantile Exchange
Holdings Inc (b)                                8,770             4,393,770
                                                           -----------------

Food - Miscellaneous/Diversified (0.49%)
General Mills Inc                              44,100             2,505,762
Kellogg Co                                     34,700             1,745,757
Sara Lee Corp                                  21,400               365,940
                                                           -----------------
                                                                  4,617,459
                                                           -----------------
Food - Retail (0.11%)
Kroger Co/The                                  31,600               710,684
Whole Foods Market Inc                          4,500               287,280
                                                           -----------------
                                                                    997,964
                                                           -----------------
Food - Wholesale & Distribution (0.25%)
Sysco Corp (b)                                 66,400             2,322,672
                                                           -----------------

Forestry (0.15%)
Weyerhaeuser Co                                22,200             1,411,698
                                                           -----------------

Gas - Distribution (0.26%)
AGL Resources Inc                              33,300             1,248,750
NiSource Inc                                   53,100             1,235,637
                                                           -----------------
                                                                  2,484,387
                                                           -----------------
Gold Mining (0.19%)
Newmont Mining Corp (b)                        39,800             1,801,746
                                                           -----------------

Hotels & Motels (0.22%)
Marriott International Inc (b)                 40,300             1,683,331
Wyndham Worldwide Corp (a)                     15,020               443,090
                                                           -----------------
                                                                  2,126,421
                                                           -----------------
Human Resources (0.23%)
Monster Worldwide Inc (a)(b)                   36,100             1,462,411
Robert Half International Inc (b)              19,100               698,105
                                                           -----------------
                                                                  2,160,516
                                                           -----------------
Identification Systems
- Development (0.02%)
Symbol Technologies Inc                        12,100               180,653
                                                           -----------------

Independent Power Producer (0.28%)
Dynegy Inc (a)                                125,100               760,608
Mirant Corp (a)                                36,800             1,088,176
NRG Energy Inc (a)(b)                          16,500               794,475
                                                           -----------------
                                                                  2,643,259
                                                           -----------------
Industrial Gases (0.02%)
Praxair Inc                                     3,200               192,800
                                                           -----------------

Instruments - Controls (0.14%)
Thermo Electron Corp (a)                       31,700             1,358,979
                                                           -----------------

Instruments - Scientific (0.12%)
Fisher Scientific International Inc (a)         8,800               753,456
Waters Corp (a)                                 8,500               423,300
                                                           -----------------
                                                                  1,176,756
                                                           -----------------
Insurance Brokers (0.39%)
Marsh & McLennan Cos Inc                       85,300             2,511,232
Willis Group Holdings Ltd (b)                  30,500             1,159,915
                                                           -----------------
                                                                  3,671,147
                                                           -----------------

Internet Content
- Information & News (0.03%)
CNET Networks Inc (a)(b)                       28,200               252,108
                                                           -----------------

Internet Security (0.55%)
Checkfree Corp (a)(b)                          10,800               426,384
McAfee Inc (a)                                 82,600             2,389,618
VeriSign Inc (a)(b)                           114,600             2,369,928
                                                           -----------------
                                                                  5,185,930
                                                           -----------------
Investment Management
& Advisory Services (0.87%)
Affiliated Managers Group Inc (a)(b)           19,200             1,922,688
Ameriprise Financial Inc                       48,700             2,508,050
Franklin Resources Inc                         18,400             2,096,864
Legg Mason Inc (b)                             18,900             1,701,378
                                                           -----------------
                                                                  8,228,980
                                                           -----------------
Leisure & Recreation Products (0.06%)
Brunswick Corp (b)                             17,100               538,650
                                                           -----------------

Life & Health Insurance (0.88%)
Cigna Corp                                     23,800             2,784,124
Prudential Financial Inc                       72,100             5,546,653
                                                           -----------------
                                                                  8,330,777
                                                           -----------------
Machinery - Construction & Mining (0.11%)
Caterpillar Inc                                12,300               746,733
Joy Global Inc                                  6,600               258,126
                                                           -----------------
                                                                  1,004,859
                                                           -----------------
Medical - Biomedical/Gene (1.19%)
Amgen Inc (a)                                  94,600             7,181,086
Biogen Idec Inc (a)                            33,200             1,580,320
Celgene Corp (a)(b)                            26,200             1,400,128
Genentech Inc (a)(b)                            9,200               766,360
Genzyme Corp (a)                                5,700               384,807
                                                           -----------------
                                                                 11,312,701
                                                           -----------------
Medical - Drugs (4.63%)
Abbott Laboratories                            85,200             4,047,852
Allergan Inc                                   20,200             2,333,100
Bristol-Myers Squibb Co                        23,600               584,100
Cephalon Inc (a)(b)                             8,800               617,584
Eli Lilly & Co                                 87,800             4,917,678
Merck & Co Inc                                172,300             7,825,866
Pfizer Inc                                    562,000            14,977,300
Schering-Plough Corp                          105,100             2,326,914
Sepracor Inc (a)(b)                             4,800               248,448
Shire PLC ADR                                   9,000               493,650
Wyeth                                         106,300             5,424,489
                                                           -----------------
                                                                 43,796,981
                                                           -----------------
Medical - Generic Drugs (0.14%)
Barr Pharmaceuticals Inc (a)                   25,300             1,324,961
                                                           -----------------

Medical - HMO (1.31%)
Aetna Inc                                      88,400             3,643,848
Coventry Health Care Inc (a)                   19,100               896,745
UnitedHealth Group Inc                        111,100             5,419,458
WellPoint Inc (a)(b)                           32,500             2,480,400
                                                           -----------------
                                                                 12,440,451
                                                           -----------------

Medical - Nursing Homes (0.08%)
Manor Care Inc                                 15,800               758,242
                                                           -----------------

Medical - Wholesale Drug
Distribution (0.10%)
Cardinal Health Inc                            15,100               988,295
                                                           -----------------

Medical Instruments (1.00%)
Boston Scientific Corp (a)                    158,900             2,528,099
Medtronic Inc                                 106,100             5,164,948
St Jude Medical Inc (a)                        52,700             1,810,245
                                                           -----------------
                                                                  9,503,292
                                                           -----------------
Medical Products (1.93%)
Baxter International Inc                       49,500             2,275,515
Johnson & Johnson                             208,500            14,052,900
Stryker Corp                                   11,700               611,793
Zimmer Holdings Inc (a)(b)                     17,900             1,288,979
                                                           -----------------
                                                                 18,229,187
                                                           -----------------
Metal - Aluminum (0.16%)
Alcoa Inc                                      52,300             1,511,993
                                                           -----------------

Multi-Line Insurance (2.97%)
American International Group Inc              242,300            16,275,291
Genworth Financial Inc                         53,100             1,775,664
Hartford Financial Services Group Inc          45,200             3,940,084
Loews Corp                                     24,100               937,972
Metlife Inc                                    64,600             3,690,598
XL Capital Ltd (b)                             20,700             1,460,385
                                                           -----------------
                                                                 28,079,994
                                                           -----------------
Multimedia (1.64%)
EW Scripps Co                                   7,800               385,788
McGraw-Hill Cos Inc/The                        20,300             1,302,651
Meredith Corp (b)                               5,200               273,000
News Corp                                      67,100             1,399,035
Time Warner Inc                               243,100             4,864,431
Viacom Inc (a)                                 84,300             3,280,956
Walt Disney Co                                126,800             3,989,128
                                                           -----------------
                                                                 15,494,989
                                                           -----------------
Networking Products (1.74%)
Cisco Systems Inc (a)                         463,000            11,172,190
Juniper Networks Inc (a)(b)                   306,600             5,279,652
                                                           -----------------
                                                                 16,451,842
                                                           -----------------
Non-Hazardous Waste Disposal (0.40%)
Republic Services Inc                          56,100             2,300,661
Waste Management Inc                           38,600             1,446,728
                                                           -----------------
                                                                  3,747,389
                                                           -----------------
Office Automation & Equipment (0.17%)
Pitney Bowes Inc                               34,700             1,620,837
                                                           -----------------

Office Supplies & Forms (0.13%)
Avery Dennison Corp                            20,100             1,269,114
                                                           -----------------

Oil - Field Services (1.40%)
Baker Hughes Inc                               39,500             2,727,475
BJ Services Co                                 38,300             1,155,128
Halliburton Co                                 19,700               637,295

Oil - Field Services
Schlumberger Ltd                              138,100             8,711,348
                                                           -----------------
                                                                 13,231,246
                                                           -----------------
Oil & Gas Drilling (0.50%)
Nabors Industries Ltd (a)(b)                   38,400             1,185,792
Transocean Inc (a)(b)                          48,400             3,510,936
                                                           -----------------
                                                                  4,696,728
                                                           -----------------
Oil Company - Exploration
& Production (0.90%)
Anadarko Petroleum Corp                        29,900             1,387,958
Devon Energy Corp                              20,600             1,376,904
EOG Resources Inc                              24,700             1,643,291
Murphy Oil Corp                                53,600             2,527,776
XTO Energy Inc                                 33,966             1,584,854
                                                           -----------------
                                                                  8,520,783
                                                           -----------------
Oil Company - Integrated (5.77%)
Chevron Corp                                  169,400            11,383,680
ConocoPhillips                                 92,000             5,542,080
Exxon Mobil Corp                              477,600            34,110,192
Occidental Petroleum Corp                      36,200             1,699,228
Total SA ADR                                   27,600             1,880,664
                                                           -----------------
                                                                 54,615,844
                                                           -----------------
Oil Field Machinery & Equipment (0.42%)
FMC Technologies Inc (a)                       24,200             1,462,890
Grant Prideco Inc (a)                          49,300             1,862,061
National Oilwell Varco Inc (a)(b)              10,100               610,040
                                                           -----------------
                                                                  3,934,991
                                                           -----------------
Oil Refining & Marketing (0.21%)
Valero Energy Corp                             37,600             1,967,608
                                                           -----------------

Optical Supplies (0.09%)
Alcon Inc                                       8,200               869,856
                                                           -----------------

Paper & Related Products (0.28%)
Bowater Inc (b)                                19,800               414,018
International Paper Co                         67,100             2,237,785
                                                           -----------------
                                                                  2,651,803
                                                           -----------------
Pharmacy Services (0.79%)
Caremark Rx Inc                                39,700             1,954,431
Express Scripts Inc (a)                        29,800             1,898,856
Medco Health Solutions Inc (a)                 38,300             2,049,050
Omnicare Inc (b)                               40,500             1,534,140
                                                           -----------------
                                                                  7,436,477
                                                           -----------------
Pipelines (0.43%)
Williams Cos Inc                              165,300             4,038,279
                                                           -----------------

Property & Casualty Insurance (0.41%)
Progressive Corp/The                           51,000             1,232,670
St Paul Travelers Cos Inc/The                  51,471             2,631,712
                                                           -----------------
                                                                  3,864,382
                                                           -----------------
Publishing - Newspapers (0.28%)
Dow Jones & Co Inc                             10,900               382,481
Gannett Co Inc                                 19,000             1,123,660
Tribune Co (b)                                 22,800               759,924
Washington Post Co/The                            500               376,550
                                                           -----------------
                                                                  2,642,615
                                                           -----------------

Real Estate Magagement & Services (0.00%)
Realogy Corp (a)                                  143                 3,686
                                                           -----------------

Regional Banks (5.23%)
Bank of America Corp                          391,370            21,083,102
Fifth Third Bancorp                           114,700             4,570,795
SunTrust Banks Inc (b)                         57,500             4,541,925
US Bancorp                                    217,700             7,366,968
Wells Fargo & Co                              329,600            11,961,184
                                                           -----------------
                                                                 49,523,974
                                                           -----------------
Reinsurance (0.10%)
Axis Capital Holdings Ltd                      30,000               985,500
                                                           -----------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                          47,500             2,859,975
                                                           -----------------

REITS - Diversified (0.03%)
Potlatch Corp                                   7,663               311,118
                                                           -----------------

REITS - Mortgage (0.20%)
CapitalSource Inc (b)                          67,146             1,862,630
                                                           -----------------

REITS - Office Property (0.36%)
Boston Properties Inc (b)                      31,700             3,386,511
                                                           -----------------

REITS - Regional Malls (0.18%)
Simon Property Group Inc                       18,000             1,747,800
                                                           -----------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp                              13,900               617,577
                                                           -----------------

REITS - Warehouse & Industrial (0.18%)
Prologis                                       27,700             1,752,579
                                                           -----------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                53,400             1,571,562
                                                           -----------------

Retail - Bedding (0.34%)
Bed Bath & Beyond Inc (a)                      80,600             3,247,374
                                                           -----------------

Retail - Building Products (1.09%)
Home Depot Inc                                185,100             6,909,783
Lowe's Cos Inc (b)                            111,800             3,369,652
                                                           -----------------
                                                                 10,279,435
                                                           -----------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                40,000             2,210,000
                                                           -----------------

Retail - Discount (2.31%)
Costco Wholesale Corp (b)                      42,600             2,273,988
Target Corp                                    90,700             5,367,626
TJX Cos Inc                                   123,000             3,560,850
Wal-Mart Stores Inc                           217,300            10,708,544
                                                           -----------------
                                                                 21,911,008
                                                           -----------------
Retail - Drug Store (0.65%)
CVS Corp                                       62,000             1,945,560

Retail - Drug Store
Walgreen Co                                    95,900             4,188,912
                                                           -----------------
                                                                  6,134,472
                                                           -----------------
Retail - Office Supplies (0.17%)
Staples Inc                                    60,750             1,566,742
                                                           -----------------

Retail - Regional Department Store (1.10%
Kohl's Corp (a)                               147,000            10,378,200
                                                           -----------------

Retail - Restaurants (0.17%)
Panera Bread Co (a)(b)                         11,900               735,420
Starbucks Corp (a)                             22,200               838,050
                                                           -----------------
                                                                  1,573,470
                                                           -----------------
Savings & Loans - Thrifts (0.31%)
Sovereign Bancorp Inc                          38,400               916,224
Washington Mutual Inc                          47,000             1,988,100
                                                           -----------------
                                                                  2,904,324
                                                           -----------------
Schools (0.03%)
Apollo Group Inc (a)(b)                         8,600               317,856
                                                           -----------------

Semiconductor Component
- Integrated Circuits (0.78%)
Analog Devices Inc                             68,800             2,189,216
Marvell Technology Group Ltd (a)(b)           204,800             3,743,744
Maxim Integrated Products Inc                  49,700             1,491,497
                                                           -----------------
                                                                  7,424,457
                                                           -----------------
Semiconductor Equipment (0.46%)
Applied Materials Inc                         194,900             3,389,311
ASML Holding NV (a)                            41,100               938,724
                                                           -----------------
                                                                  4,328,035
                                                           -----------------
Steel - Producers (0.22%)
Nucor Corp (b)                                 35,300             2,061,873
                                                           -----------------

Telecommunication Equipment (0.19%)
Lucent Technologies Inc (a)(b)                733,600             1,782,648
                                                           -----------------

Telecommunication Equipment
- Fiber Optics (0.03%)
Ciena Corp (a)                                 11,300               265,663
                                                           -----------------

Telecommunication Services (0.42%)
TELUS Corp (b)                                 70,100             4,020,936
                                                           -----------------

Telephone - Integrated (1.86%)
AT&T Inc                                       78,700             2,695,475
BellSouth Corp                                123,400             5,565,340
Sprint Nextel Corp                            115,558             2,159,779
Verizon Communications Inc                    194,600             7,200,200
                                                           -----------------
                                                                 17,620,794
                                                           -----------------
Therapeutics (0.31%)
Gilead Sciences Inc (a)                        42,500             2,928,250
                                                           -----------------

Tobacco (1.61%)
Altria Group Inc                              187,900            15,281,907
                                                           -----------------

Toys (0.09%)
Mattel Inc                                     35,800               810,154
                                                           -----------------

Transport - Rail (0.99%)
Norfolk Southern Corp                          96,200             5,057,234
Union Pacific Corp                             47,700             4,323,051
                                                           -----------------
                                                                  9,380,285
                                                           -----------------
Transport - Services (0.54%)
Expeditors International Washington Inc        19,400               919,754
FedEx Corp                                     12,400             1,420,296
United Parcel Service Inc (b)                  37,200             2,803,020
                                                           -----------------
                                                                  5,143,070
                                                           -----------------
Web Portals (1.26%)
Google Inc (a)                                 19,100             9,099,049
Yahoo! Inc (a)(b)                             106,600             2,807,844
                                                           -----------------
                                                                 11,906,893
                                                           -----------------
Wireless Equipment (1.75%)
American Tower Corp (a)                       121,192             4,365,336
Crown Castle International Corp (a)(b)        112,500             3,785,625
Motorola Inc                                  207,200             4,778,032
Qualcomm Inc                                   99,900             3,635,362
                                                           -----------------
                                                                 16,564,355
                                                           -----------------
TOTAL COMMON STOCKS                                     $       939,090,342
                                                           -----------------
                                         Principal
                                           Amount               Value
                                         ------------- --- -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.05%) U.S. Treasury Bill
(0.05%)
       4.855%, 12/ 7/2006 (c)                 450,000               447,761
                                                           -----------------
TOTAL U.S. GOVERNMENT
& GOVERNMENT AGENCY OBLIGATIONS                         $           447,761
                                                           -----------------
MONEY MARKET FUNDS (9.94%)
Money Center Banks (9.94%)
BNY Institutional Cash Reserve Fund (d)    94,154,000            94,154,000
                                                           -----------------
TOTAL MONEY MARKET FUNDS                                $        94,154,000
                                                           -----------------
Total Investments                                       $     1,033,692,103
Liabilities in Excess of
Other Assets, Net - (9.19)%                                     (87,001,121)
                                                           -----------------
TOTAL NET ASSETS - 100.00%                              $       946,690,982
                                                           =================
                                                           -----------------

                                                           =================

(a) Non-Income Producing Security

(b) Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $447,761 or 0.05% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $       141,293,494
Unrealized Depreciation                           (25,754,013)
                                              -----------------
Net Unrealized Appreciation (Depreciation)         115,539,481
Cost for federal income tax purposes               918,152,622


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                           Current               Unrealized
                                               Number of             Original               Market             Appreciation/
Type                                           Contracts               Value                Value              (Depreciation)
--------------------------------------------------------------- -------------------- --------------------- -----------------------
Buy:
S&P 500 eMini; December 2006                      137                    $9,371,288            $9,474,920                $103,632

Portfolio Summary (unaudited)
---------------------------------------------------------------------------------------- ----------------- -----------------------
Sector                                                                                                                    Percent
---------------------------------------------------------------------------------------- ----------------- -----------------------
Financial                                                                                                                  32.14%
Consumer, Non-cyclical                                                                                                     20.11%
Communications                                                                                                             11.69%
Industrial                                                                                                                 11.44%
Technology                                                                                                                 10.09%
Energy                                                                                                                      9.76%
Consumer, Cyclical                                                                                                          8.30%
Utilities                                                                                                                   3.20%
Basic Materials                                                                                                             2.41%
Government                                                                                                                  0.05%
Liabilities in Excess of Other Assets, Net                                                                               (-9.19%)
                                                                                                           -----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                           =======================

Other Assets Summary (unaudited)
---------------------------------------------------------------------------------------- ----------------- -----------------------
Asset Type                                                                                                                Percent
---------------------------------------------------------------------------------------- ----------------- -----------------------
Futures                                                                                                                     1.00%


Schedule of Investments
October 31, 2006
Partners LargeCap Blend Fund I

                                            Held                Value
                                         ------------- --- -----------------
COMMON STOCKS (95.11%)
Aerospace & Defense (2.65%)
Boeing Co                                      40,000   $         3,194,400
Lockheed Martin Corp                           14,000             1,217,020
Northrop Grumman Corp                          30,200             2,004,978
Raytheon Co                                    39,200             1,958,040
                                                           -----------------
                                                                  8,374,438
                                                           -----------------
Aerospace & Defense Equipment (0.67%)
United Technologies Corp                       32,000             2,103,040
                                                           -----------------

Agricultural Chemicals (0.65%)
Monsanto Co                                    46,100             2,038,542
                                                           -----------------

Agricultural Operations (0.69%)
Archer-Daniels-Midland Co                      56,900             2,190,650
                                                           -----------------

Apparel Manufacturers (0.26%)
Jones Apparel Group Inc                        24,800               828,320
                                                           -----------------

Applications Software (2.89%)
Intuit Inc (a)                                 24,699               871,874
Microsoft Corp                                287,342             8,249,589
                                                           -----------------
                                                                  9,121,463
                                                           -----------------
Athletic Footwear (0.42%)
Nike Inc (b)                                   14,300             1,313,884
                                                           -----------------

Batteries & Battery Systems (0.21%)
Energizer Holdings Inc (a)(b)                   8,300               648,645
                                                           -----------------

Beverages - Non-Alcoholic (0.60%)
PepsiCo Inc                                    29,662             1,881,757
                                                           -----------------

Broadcasting Services
& Programming (0.65%)
Clear Channel Communications Inc               11,100               386,835
Liberty Media Holding Corp - Capital (a)       18,610             1,657,407
                                                           -----------------
                                                                  2,044,242
                                                           -----------------
Cable TV (0.60%)
Comcast Corp (a)(b)                            46,600             1,895,222
                                                           -----------------

Cellular Telecommunications (0.43%)
Alltel Corp                                    19,800             1,055,538
US Cellular Corp (a)                            4,800               304,368
                                                           -----------------
                                                                  1,359,906
                                                           -----------------
Commercial Banks (0.52%)
North Fork Bancorporation Inc                   8,700               248,646
Regions Financial Corp                         24,700               937,365
UnionBanCal Corp                                7,700               443,366
                                                           -----------------
                                                                  1,629,377
                                                           -----------------
Commercial Services - Finance (0.93%)
Moody's Corp                                   30,900             2,048,670

Commercial Services - Finance
Western Union Co/The                           40,100               884,205
                                                           -----------------
                                                                  2,932,875
                                                           -----------------
Computer Services (0.45%)
Computer Sciences Corp (a)                     26,700             1,411,095
                                                           -----------------

Computers (2.33%)
Hewlett-Packard Co                            120,400             4,664,296
International Business Machines Corp            6,500               600,145
Sun Microsystems Inc (a)                      385,800             2,094,894
                                                           -----------------
                                                                  7,359,335
                                                           -----------------
Computers - Memory Devices (0.65%)
EMC Corp/Massachusetts (a)                    140,400             1,719,900
Western Digital Corp (a)                       18,500               338,180
                                                           -----------------
                                                                  2,058,080
                                                           -----------------
Computers - Peripheral Equipment (0.37%)
Lexmark International Inc (a)                  18,500             1,176,415
                                                           -----------------

Consulting Services (0.70%)
Accenture Ltd                                  67,300             2,214,843
                                                           -----------------

Cosmetics & Toiletries (1.69%)
Colgate-Palmolive Co                           17,100             1,093,887
Procter & Gamble Co                            67,044             4,249,919
                                                           -----------------
                                                                  5,343,806
                                                           -----------------
Data Processing & Management (0.80%)
Automatic Data Processing Inc                  16,400               810,816
First Data Corp                                44,400             1,076,700
SEI Investments Co                             11,300               635,964
                                                           -----------------
                                                                  2,523,480
                                                           -----------------
Distribution & Wholesale (0.08%)
Tech Data Corp (a)                              6,200               243,970
                                                           -----------------

Diversified Manufacturing
Operations (3.29%)
General Electric Co                           241,463             8,477,766
SPX Corp                                        7,200               414,144
Tyco International Ltd                         50,200             1,477,386
                                                           -----------------
                                                                 10,369,296
                                                           -----------------
Diversified Minerals (0.45%)
Cia Vale do Rio Doce ADR (b)                   55,700             1,417,008
                                                           -----------------

E-Commerce - Services (0.25%)
IAC/InterActiveCorp (a)(b)                     25,900               802,382
                                                           -----------------

Electric - Integrated (2.62%)
American Electric Power Co Inc                 28,400             1,176,612
Dominion Resources Inc/VA                      20,700             1,676,493
Duke Energy Corp                               26,700               844,788
Exelon Corp                                     7,500               464,850
PG&E Corp                                      43,800             1,889,532
TXU Corp                                       35,200             2,222,176
                                                           -----------------
                                                                  8,274,451
                                                           -----------------
Electric Products - Miscellaneous (0.32%)
Emerson Electric Co                            12,000             1,012,800
                                                           -----------------


Electronic Components
- Semiconductors (1.76%)
Intel Corp                                     69,000             1,472,460
Micron Technology Inc (a)(b)                  119,300             1,723,885
Texas Instruments Inc                          77,700             2,344,986
                                                           -----------------
                                                                  5,541,331
                                                           -----------------
Electronic Design Automation (0.25%)
Cadence Design Systems Inc (a)(b)              43,500               776,910
                                                           -----------------

Electronic Forms (0.36%)
Adobe Systems Inc (a)                          29,900             1,143,675
                                                           -----------------

Engineering - Research
& Development Services (0.41%)
Fluor Corp (b)                                 16,300             1,278,409
                                                           -----------------

Enterprise Software & Services (0.31%)
Oracle Corp (a)                                52,800               975,216
                                                           -----------------

Fiduciary Banks (0.46%)
State Street Corp                              22,500             1,445,175
                                                           -----------------

Finance - Auto Loans (0.31%)
AmeriCredit Corp (a)(b)                        38,700               989,559
                                                           -----------------

Finance - Investment Banker
& Broker (5.48%)
Citigroup Inc                                 120,082             6,023,313
E*Trade Financial Corp (a)                     49,400             1,150,032
JPMorgan Chase & Co                            94,580             4,486,875
Merrill Lynch & Co Inc                         56,114             4,905,486
UBS AG (a)                                     12,200               730,048
                                                           -----------------
                                                                 17,295,754
                                                           -----------------
Finance - Mortgage Loan/Banker (0.20%)
Countrywide Financial Corp                     16,400               625,168
                                                           -----------------

Financial Guarantee Insurance (0.69%)
AMBAC Financial Group Inc                       6,900               576,081
MBIA Inc (b)                                   20,832             1,292,001
Radian Group Inc                                5,700               303,810
                                                           -----------------
                                                                  2,171,892
                                                           -----------------
Food - Meat Products (0.16%)
Tyson Foods Inc                                34,400               497,080
                                                           -----------------

Food - Miscellaneous/Diversified (0.64%)
Kraft Foods Inc (b)                            32,800             1,128,320
Unilever NV                                    37,100               897,820
                                                           -----------------
                                                                  2,026,140
                                                           -----------------
Food - Retail (0.87%)
Kroger Co/The                                  34,700               780,403
Safeway Inc (b)                                66,800             1,961,248
                                                           -----------------
                                                                  2,741,651
                                                           -----------------
Gold Mining (0.04%)
Newmont Mining Corp (b)                         2,900               131,283
                                                           -----------------

Health Care Cost Containment (0.41%)
McKesson Corp                                  26,000             1,302,340
                                                           -----------------


Home Furnishings (0.05%)
Furniture Brands International Inc (b)          9,000               167,400
                                                           -----------------

Hotels & Motels (0.74%)
Choice Hotels International Inc (b)            14,800               620,416
Marriott International Inc (b)                 17,800               743,506
Starwood Hotels & Resorts Worldwide Inc        16,200               967,788
                                                           -----------------
                                                                  2,331,710
                                                           -----------------
Human Resources (0.25%)
Manpower Inc                                   11,600               786,132
                                                           -----------------

Instruments - Scientific (0.14%)
Applera Corp - Applied Biosystems Group        12,000               447,600
                                                           -----------------

Investment Management
& Advisory Services (1.03%)
Ameriprise Financial Inc                       38,800             1,998,200
Franklin Resources Inc                          2,000               227,920
T Rowe Price Group Inc                         21,300             1,007,703
                                                           -----------------
                                                                  3,233,823
                                                           -----------------
Life & Health Insurance (0.21%)
Cigna Corp                                      3,900               456,222
Nationwide Financial Services                   4,200               213,864
                                                           -----------------
                                                                    670,086
                                                           -----------------
Machinery - Construction & Mining (0.68%)
Caterpillar Inc                                35,500             2,155,205
                                                           -----------------

Medical - Biomedical/Gene (2.30%)
Amgen Inc (a)                                  66,572             5,053,480
Genentech Inc (a)                              20,600             1,715,980
Millennium Pharmaceuticals Inc (a)(b)          41,300               483,210
                                                           -----------------
                                                                  7,252,670
                                                           -----------------
Medical - Drugs (5.93%)
Abbott Laboratories                            17,404               826,864
Cephalon Inc (a)(b)                             6,500               456,170
Eisai Co Ltd ADR                                8,800               450,560
Eli Lilly & Co                                 26,682             1,494,459
Forest Laboratories Inc (a)                    60,600             2,965,764
King Pharmaceuticals Inc (a)                   17,200               287,756
Merck & Co Inc                                 66,600             3,024,972
Pfizer Inc                                    186,220             4,962,763
Sanofi-Aventis ADR                             29,600             1,263,624
Schering-Plough Corp                           74,500             1,649,430
Wyeth                                          26,200             1,336,986
                                                           -----------------
                                                                 18,719,348
                                                           -----------------
Medical - HMO (0.93%)
Humana Inc (a)                                 29,300             1,758,000
WellPoint Inc (a)                              15,500             1,182,960
                                                           -----------------
                                                                  2,940,960
                                                           -----------------
Medical - Wholesale Drug
Distribution (0.68%)
AmerisourceBergen Corp (b)                     38,600             1,821,920
Cardinal Health Inc                             4,900               320,705
                                                           -----------------
                                                                  2,142,625
                                                           -----------------
Medical Instruments (0.94%)
Boston Scientific Corp (a)                     44,001               700,056
Medtronic Inc                                  46,600             2,268,488
                                                           -----------------
                                                                  2,968,544
                                                           -----------------

Medical Products (0.93%)
Baxter International Inc                        8,100               372,357
Becton Dickinson & Co                           3,000               210,090
Johnson & Johnson                              35,000             2,359,000
                                                           -----------------
                                                                  2,941,447
                                                           -----------------
Metal Processors & Fabrication (0.13%)
Timken Co                                      13,600               408,680
                                                           -----------------

Multi-Line Insurance (3.16%)
ACE Ltd                                        28,300             1,620,175
American International Group Inc               41,386             2,779,898
Genworth Financial Inc                         38,100             1,274,064
Loews Corp                                     51,900             2,019,948
Metlife Inc                                    39,800             2,273,774
                                                           -----------------
                                                                  9,967,859
                                                           -----------------
Multimedia (3.11%)
McGraw-Hill Cos Inc/The                        20,500             1,315,485
News Corp                                      12,300               267,402
News Corp                                      10,500               218,925
Time Warner Inc                               154,300             3,087,543
Viacom Inc (a)                                 46,950             1,827,294
Walt Disney Co                                 98,500             3,098,810
                                                           -----------------
                                                                  9,815,459
                                                           -----------------
Networking Products (1.96%)
Cisco Systems Inc (a)                         256,740             6,195,136
                                                           -----------------

Non-Hazardous Waste Disposal (0.54%)
Republic Services Inc                           7,600               311,676
Waste Management Inc                           37,500             1,405,500
                                                           -----------------
                                                                  1,717,176
                                                           -----------------
Oil - Field Services (1.07%)
Halliburton Co                                 40,900             1,323,115
Schlumberger Ltd                               32,400             2,043,792
                                                           -----------------
                                                                  3,366,907
                                                           -----------------
Oil & Gas Drilling (0.28%)
GlobalSantaFe Corp                             17,200               892,680
                                                           -----------------

Oil Company - Exploration
& Production (1.74%)
Anadarko Petroleum Corp                         8,400               389,928
Apache Corp                                    22,200             1,450,104
Devon Energy Corp (b)                          33,600             2,245,824
EOG Resources Inc                               8,900               592,117
Noble Energy Inc                               13,300               646,779
XTO Energy Inc                                  3,200               149,312
                                                           -----------------
                                                                  5,474,064
                                                           -----------------
Oil Company - Integrated (5.59%)
Chevron Corp                                   33,900             2,278,080
ConocoPhillips                                 46,568             2,805,256
Exxon Mobil Corp                              152,449            10,887,908
Marathon Oil Corp                               7,700               665,280
Occidental Petroleum Corp                      21,200               995,128
                                                           -----------------
                                                                 17,631,652
                                                           -----------------
Oil Refining & Marketing (0.39%)
Holly Corp                                      4,600               218,776
Sunoco Inc                                     15,100               998,563
                                                           -----------------
                                                                  1,217,339
                                                           -----------------

Optical Supplies (0.25%)
Alcon Inc (b)                                   7,300               774,384
                                                           -----------------

Pharmacy Services (0.94%)
Caremark Rx Inc                                 9,300               457,839
Express Scripts Inc (a)                        21,400             1,363,608
Medco Health Solutions Inc (a)                 21,600             1,155,600
                                                           -----------------
                                                                  2,977,047
                                                           -----------------
Property & Casualty Insurance (0.58%)
Chubb Corp                                     34,400             1,828,360
                                                           -----------------

Regional Banks (5.66%)
Bank of America Corp                          130,092             7,008,056
PNC Financial Services Group Inc               18,300             1,281,549
US Bancorp                                     78,100             2,642,904
Wachovia Corp                                  56,575             3,139,913
Wells Fargo & Co                              104,200             3,781,418
                                                           -----------------
                                                                 17,853,840
                                                           -----------------
REITS - Mortgage (0.06%)
New Century Financial Corp (b)                  4,600               181,148
                                                           -----------------

REITS - Office Property (0.58%)
Equity Office Properties Trust (b)             43,300             1,840,250
                                                           -----------------

REITS - Storage (0.08%)
Public Storage Inc                              2,700               242,217
                                                           -----------------

Retail - Apparel & Shoe (0.30%)
American Eagle Outfitters (b)                  20,300               929,740
                                                           -----------------

Retail - Automobile (0.23%)
Autonation Inc (a)(b)                          35,900               719,795
                                                           -----------------

Retail - Consumer Electronics (0.43%)
Circuit City Stores Inc                        50,424             1,360,440
                                                           -----------------

Retail - Discount (0.74%)
Costco Wholesale Corp (b)                      12,400               661,912
Wal-Mart Stores Inc                            33,600             1,655,808
                                                           -----------------
                                                                  2,317,720
                                                           -----------------
Retail - Drug Store (0.64%)
CVS Corp                                       64,300             2,017,734
                                                           -----------------

Retail - Office Supplies (0.59%)
Office Depot Inc (a)                           44,300             1,860,157
                                                           -----------------

Retail - Regional
Department Store (0.85%)
Dillard's Inc (b)                              17,900               540,043
Federated Department Stores Inc                25,400             1,115,314
Kohl's Corp (a)                                14,700             1,037,820
                                                           -----------------
                                                                  2,693,177
                                                           -----------------
Retail - Restaurants (0.57%)
Darden Restaurants Inc                         12,500               523,750
Starbucks Corp (a)(b)                          33,900             1,279,725
                                                           -----------------
                                                                  1,803,475
                                                           -----------------

Savings & Loans - Thrifts (0.39%)
Washington Mutual Inc                          29,400             1,243,620
                                                           -----------------

Steel - Producers (0.74%)
Nucor Corp                                     36,100             2,108,601
United States Steel Corp                        3,500               236,600
                                                           -----------------
                                                                  2,345,201
                                                           -----------------
Telecommunication Equipment
- Fiber Optics (0.41%)
Corning Inc (a)                                64,000             1,307,520
                                                           -----------------

Telecommunication Services (0.45%)
Amdocs Ltd (a)                                 15,600               604,656
Embarq Corp                                    16,590               802,126
                                                           -----------------
                                                                  1,406,782
                                                           -----------------
Telephone - Integrated (2.27%)
AT&T Inc                                       69,900             2,394,075
BellSouth Corp                                 31,600             1,425,160
CenturyTel Inc                                 31,000             1,247,440
Sprint Nextel Corp                             78,751             1,471,856
Telephone & Data
Systems Inc - Special Shares                    3,100               144,150
Telephone & Data Systems Inc                    5,500               268,675
Verizon Communications Inc                      5,700               210,900
                                                           -----------------

Television (1.21%)
CBS Corp                                          105,057             3,040,350
Univision Communications Inc (a)(b)                21,900               767,814
                                                              ------------------
                                                                      3,808,164
                                                              ------------------
Tobacco (2.53%)
Altria Group Inc                                   83,800             6,815,454
Reynolds American Inc (b)                           4,100               258,956
UST Inc (b)                                        17,000               910,520
                                                              ------------------
                                                                      7,984,930
                                                              ------------------
Transport - Marine (0.22%)
Overseas Shipholding Group                         11,000               688,050
                                                              ------------------

Transport - Rail (0.62%)
CSX Corp                                           44,100             1,573,047
Norfolk Southern Corp                               7,100               373,247
                                                              ------------------
                                                                      1,946,294
                                                              ------------------
Transport - Services (0.38%)
Ryder System Inc                                    4,800               252,720
United Parcel Service Inc (b)                      12,500               941,875
                                                              ------------------
                                                                      1,194,595
                                                              ------------------
Web Portals (1.29%)
Google Inc (a)                                      8,550             4,073,134
                                                              ------------------

Wireless Equipment (0.80%)
Motorola Inc                                       90,600             2,089,236
Qualcomm Inc                                       12,200               443,958
                                                              ------------------
                                                                      2,533,194
                                                              ------------------
TOTAL COMMON STOCKS                                        $        300,048,631
                                                              ------------------

                                             Principal
                                              Amount                Value
                                            -------------- -- ------------------
MONEY MARKET FUNDS (7.70%)
Money Center Banks (7.70%)
BNY Institutional Cash Reserve Fund (c)        24,274,000            24,274,000
                                                              ------------------
TOTAL MONEY MARKET FUNDS                                   $         24,274,000
                                                              ------------------
Total Investments                                          $        324,322,631
Liabilities in Excess of
Other Assets, Net - (2.81)%                                         (8,850,570)
                                                              ------------------
TOTAL NET ASSETS - 100.00%                                 $        315,472,061
                                                              ==================
                                                              ------------------

                                                              ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $        35,681,155
Unrealized Depreciation                            (8,996,472)
                                              -----------------
Net Unrealized Appreciation (Depreciation)          26,684,683
Cost for federal income tax purposes               297,637,948


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                          Current               Unrealized
                                             Number of              Original               Market             Appreciation/
Type                                         Contracts               Value                 Value              (Depreciation)
------------------------------------------------------------- --------------------- --------------------- -----------------------
Buy:
S&P 500 eMini; December 2006                     97                     $6,704,611            $6,708,520                  $3,909

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- ------------------ -----------------------
Sector                                                                                                                   Percent
-------------------------------------------------------------------------------------- ------------------ -----------------------
Financial                                                                                                                 27.10%
Consumer, Non-cyclical                                                                                                    22.39%
Communications                                                                                                            13.44%
Industrial                                                                                                                10.25%
Technology                                                                                                                10.17%
Energy                                                                                                                     9.06%
Consumer, Cyclical                                                                                                         5.89%
Utilities                                                                                                                  2.63%
Basic Materials                                                                                                            1.88%
Liabilities in Excess of Other Assets, Net                                                                              (-2.81%)
                                                                                                          -----------------------
TOTAL NET ASSETS                                                                                                         100.00%
                                                                                                          =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- ------------------ -----------------------
Asset Type                                                                                                               Percent
-------------------------------------------------------------------------------------- ------------------ -----------------------
Futures                                                                                                                    2.13%


Schedule of Investments
October 31, 2006
Partners LargeCap Growth Fund I
                                              Shares
                                               Held                 Value
                                          ---------------- -- -----------------
COMMON STOCKS (96.13%)
Advertising Sales (1.86%)
Lamar Advertising Co (a)(b)                       355,800  $         20,522,544
                                                              -----------------

Agricultural Chemicals (0.80%)
Monsanto Co                                       201,100             8,892,642
                                                              -----------------

Airlines (1.60%)
Southwest Airlines Co                           1,177,500            17,697,825
                                                              -----------------

Applications Software (4.08%)
Microsoft Corp                                  1,315,100            37,756,521
Red Hat Inc (a)(b)                                450,200             7,374,276
                                                              -----------------
                                                                     45,130,797
                                                              -----------------
Audio & Video Products (1.73%)
Harman International Industries Inc (a)           187,100            19,149,685
                                                              -----------------

Cable TV (1.29%)
EchoStar Communications Corp (b)                  402,700            14,303,904
                                                              -----------------

Casino Hotels (1.15%)
Wynn Resorts Ltd (a)(b)                           172,700            12,700,358
                                                              -----------------

Casino Services (2.06%)
International Game Technology                     536,500            22,806,615
                                                              -----------------

Computer Aided Design (0.27%)
Autodesk Inc (a)(b)                                81,939             3,011,258
                                                              -----------------

Computers (1.43%)
Apple Computer Inc (b)                            195,100            15,818,708
                                                              -----------------

Consulting Services (1.75%)
Accenture Ltd (a)                                 586,600            19,305,006
                                                              -----------------

Data Processing & Management (2.71%)
Automatic Data Processing Inc                     359,100            17,753,904
NAVTEQ Corp (a)(b)                                369,600            12,270,720
                                                              -----------------
                                                                     30,024,624
                                                              -----------------
Diversified Manufacturing
 Operations (6.64%)
Danaher Corp (a)                                  301,400            21,631,478
General Electric Co                             1,475,800            51,815,338
                                                              -----------------
                                                                     73,446,816
                                                              -----------------
E-Commerce - Products (2.05%)
Amazon.Com Inc (a)(b)                             594,500            22,644,505
                                                              -----------------

Electronic Components
- Semiconductors (4.24%)
Broadcom Corp (b)                                 274,600             8,312,142
Intel Corp                                        665,900            14,210,306
Xilinx Inc                                        956,300            24,395,213
                                                              -----------------
                                                                     46,917,661
                                                              -----------------

Electronic Forms (1.34%)
Adobe Systems Inc (b)                             387,200            14,810,400
                                                              -----------------

Electronic Measurement
Instruments (0.75%)
Garmin Ltd (a)                                    155,600             8,310,596
                                                              -----------------

Fiduciary Banks (2.54%)
State Street Corp                                 437,500            28,100,625
                                                              -----------------

Finance - Consumer Loans (1.78%)
SLM Corp                                          403,800            19,656,984
                                                              -----------------

Finance - Investment Banker
& Broker (3.04%)
E*Trade Financial Corp (b)                        624,700            14,543,016
Morgan Stanley                                    250,400            19,138,072
                                                              -----------------
                                                                     33,681,088
                                                              -----------------
Food - Wholesale & Distribution (1.60%)
Sysco Corp                                        507,500            17,752,350
                                                              -----------------

Hotels & Motels (0.12%)
Marriott International Inc                         31,900             1,332,463
                                                              -----------------

Human Resources (0.85%)
Monster Worldwide Inc (b)                         232,000             9,398,320
                                                              -----------------

Investment Management
& Advisory Services (2.95%)
Franklin Resources Inc                            172,200            19,623,912
Legg Mason Inc (a)                                144,900            13,043,898
                                                              -----------------
                                                                     32,667,810
                                                              -----------------
Medical - Biomedical/Gene (3.94%)
Amgen Inc (b)                                     232,000            17,611,120
Celgene Corp (a)(b)                               205,200            10,965,888
Genentech Inc (a)(b)                              180,700            15,052,310
                                                              -----------------
                                                                     43,629,318
                                                              -----------------
Medical - Drugs (1.94%)
Cephalon Inc (a)(b)                                96,200             6,751,316
Sepracor Inc (a)(b)                               283,400            14,668,784
                                                              -----------------
                                                                     21,420,100
                                                              -----------------
Medical - HMO (4.44%)
Humana Inc (b)                                    183,700            11,022,000
UnitedHealth Group Inc                            492,500            24,024,150
WellPoint Inc (b)                                 184,300            14,065,776
                                                              -----------------
                                                                     49,111,926
                                                              -----------------
Medical Instruments (2.55%)
Medtronic Inc                                     384,900            18,736,932
St Jude Medical Inc (b)                           275,300             9,456,555
                                                              -----------------
                                                                     28,193,487
                                                              -----------------
Networking Products (2.76%)
Juniper Networks Inc (a)(b)                     1,774,300            30,553,446
                                                              -----------------

Oil - Field Services (0.99%)
Schlumberger Ltd                                  174,300            10,994,844
                                                              -----------------

Oil & Gas Drilling (0.95%)
Transocean Inc (a)(b)                             145,100            10,525,554
                                                              -----------------

Pharmacy Services (2.24%)
Caremark Rx Inc                                   373,300            18,377,559
Medco Health Solutions Inc (b)                    120,000             6,420,000
                                                              -----------------
                                                                     24,797,559
                                                              -----------------
Retail - Discount (3.61%)
Target Corp                                       300,700            17,795,426
Wal-Mart Stores Inc                               450,400            22,195,712
                                                              -----------------
                                                                     39,991,138
                                                              -----------------
Retail - Drug Store (1.87%)
Walgreen Co                                       474,900            20,743,632
                                                              -----------------

Retail - Regional
Department Store (2.39%)
Kohl's Corp (b)                                   374,900            26,467,940
                                                              -----------------

Semiconductor Component
- Integrated Circuits (6.16%)
Analog Devices Inc                                666,000            21,192,120
Marvell Technology Group Ltd (b)                1,320,100            24,131,428
Maxim Integrated Products Inc (a)                 761,500            22,852,615
                                                              -----------------
                                                                     68,176,163
                                                              -----------------
Semiconductor Equipment (1.98%)
Applied Materials Inc                           1,257,600            21,869,664
                                                              -----------------

Telecommunication Equipment
- Fiber Optics (0.57%)
Corning Inc (b)                                   309,900             6,331,257
                                                              -----------------

Therapeutics (2.10%)
Gilead Sciences Inc (a)(b)                        337,900            23,281,310
                                                              -----------------

Transport - Services (0.50%)
Expeditors International Washington Inc           117,100             5,551,711
                                                              -----------------

Web Portals (4.07%)
Google Inc (b)                                     61,500            29,297,985
Yahoo! Inc (a)(b)                                 598,300            15,759,222
                                                              -----------------
                                                                     45,057,207
                                                              -----------------
Wireless Equipment (4.44%)
American Tower Corp (b)                         1,056,000            38,037,120
Telefonaktiebolaget LM Ericsson ADR (a)           293,500            11,100,171
                                                              -----------------
                                                                     49,137,291
                                                              -----------------
TOTAL COMMON STOCKS                                        $      1,063,917,131
                                                              -----------------
                                             Principal
                                              Amount                Value
                                          ---------------- -- -----------------
MONEY MARKET FUNDS (15.87%)
Money Center Banks (15.87%)
BNY Institutional Cash Reserve Fund (c)       175,576,000           175,576,000
                                                              -----------------
TOTAL MONEY MARKET FUNDS                                   $        175,576,000
                                                              -----------------
Total Investments                                          $      1,239,493,131
Liabilities in Excess of
Other Assets, Net - (12.00)%                                      (132,776,552)
                                                              -----------------
TOTAL NET ASSETS - 100.00%                                 $      1,106,716,579
                                                              =================
                                                              -----------------

                                                              =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $       138,047,873
Unrealized Depreciation                            (42,569,086)
                                               -----------------
Net Unrealized Appreciation (Depreciation)           95,478,787
Cost for federal income tax purposes              1,144,014,344


Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                26.18%
Technology                                               22.21%
Consumer, Non-cyclical                                   21.40%
Communications                                           17.04%
Consumer, Cyclical                                       14.54%
Industrial                                                7.89%
Energy                                                    1.94%
Basic Materials                                           0.80%
Liabilities in Excess of Other Assets, Net            (-12.00%)
                                          ----------------------
TOTAL NET ASSETS                                        100.00%
                                          ======================


Schedule of Investments
October 31, 2006
Partners LargeCap Growth Fund II
                                               Shares
                                                Held                 Value
                                           ---------------- -- -----------------
COMMON STOCKS (98.79%)
Advertising Sales (0.80%)
Lamar Advertising Co (a)(b)                        116,600  $          6,725,488
                                                               -----------------

Aerospace & Defense (1.65%)
Boeing Co                                          173,600            13,863,696
                                                               -----------------

Aerospace & Defense Equipment (1.88%)
United Technologies Corp                           239,800            15,759,656
                                                               -----------------

Agricultural Chemicals (0.29%)
Monsanto Co                                         54,952             2,429,977
                                                               -----------------

Airlines (1.11%)
Continental Airlines Inc (a)(b)                    251,600             9,279,008
                                                               -----------------

Apparel Manufacturers (0.88%)
Polo Ralph Lauren Corp                             103,600             7,355,600
                                                               -----------------

Applications Software (0.74%)
Microsoft Corp                                     215,722             6,193,379
                                                               -----------------

Beverages - Non-Alcoholic (2.64%)
PepsiCo Inc                                        349,100            22,146,904
                                                               -----------------

Brewery (0.40%)
Anheuser-Busch Cos Inc                              70,300             3,333,626
                                                               -----------------

Commercial Services - Finance (1.79%)
Western Union Co/The                               681,200            15,020,460
                                                               -----------------

Computers (4.88%)
Apple Computer Inc (b)                             107,200             8,691,776
Hewlett-Packard Co                                 415,200            16,084,848
International Business Machines Corp               175,000            16,157,750
                                                               -----------------
                                                                      40,934,374
                                                               -----------------
Computers - Memory Devices (0.84%)
Network Appliance Inc (b)                          193,300             7,055,450
                                                               -----------------

Consulting Services (0.75%)
Accenture Ltd                                      190,288             6,262,378
                                                               -----------------

Cosmetics & Toiletries (0.25%)
Bare Escentuals Inc (a)(b)                          68,727             2,105,108
                                                               -----------------

Decision Support Software (0.34%)
Cognos Inc (b)                                      78,100             2,849,088
                                                               -----------------

Diagnostic Equipment (0.19%)
Cytyc Corp (a)(b)                                   59,600             1,574,632
                                                               -----------------


Diagnostic Kits (0.01%)
Idexx Laboratories Inc (b)                             900                74,889
                                                               -----------------

Diversified Manufacturing
 Operations (7.08%)
Cooper Industries Ltd                              147,300            13,175,985
General Electric Co                                608,100            21,350,391
Roper Industries Inc                               154,557             7,395,552
Textron Inc                                        191,902            17,449,649
                                                               -----------------
                                                                      59,371,577
                                                               -----------------
Electric - Integrated (0.67%)
TXU Corp                                            88,500             5,587,005
                                                               -----------------

Electric Products - Miscellaneous (2.44%)
Emerson Electric Co                                242,300            20,450,120
                                                               -----------------

Electronic Components
- Semiconductors (5.09%)
Broadcom Corp (b)                                  149,900             4,537,473
Intel Corp                                       1,074,800            22,936,232
STMicroelectronics NV (a)                          413,800             7,183,568
Texas Instruments Inc                              265,900             8,024,862
                                                               -----------------
                                                                      42,682,135
                                                               -----------------
Electronic Measurement
Instruments (0.39%)
Tektronix Inc                                      106,700             3,240,479
                                                               -----------------

Enterprise Software & Services (4.13%)
BEA Systems Inc (a)(b)                             502,400             8,174,048
Business Objects SA ADR (b)                        123,400             4,570,736
Oracle Corp (b)                                  1,187,300            21,929,431
                                                               -----------------
                                                                      34,674,215
                                                               -----------------
Entertainment Software (0.63%)
Electronic Arts Inc (a)(b)                         100,500             5,315,445
                                                               -----------------

Finance - Investment
Banker & Broker (4.37%)
Bear Stearns Cos Inc/The                            43,900             6,644,265
Goldman Sachs Group Inc                             71,800            13,626,922
JPMorgan Chase & Co                                346,000            16,414,240
                                                               -----------------
                                                                      36,685,427
                                                               -----------------
Home Decoration Products (1.27%)
Newell Rubbermaid Inc                              369,300            10,628,454
                                                               -----------------

Hotels & Motels (0.50%)
Hilton Hotels Corp (a)                             145,100             4,196,292
                                                               -----------------

Internet Security (0.81%)
Symantec Corp (a)(b)                               344,200             6,828,928
                                                               -----------------

Machinery - Farm (0.38%)
Deere & Co                                          37,500             3,192,375
                                                               -----------------

Medical - Biomedical/Gene (3.01%)
Amgen Inc (b)                                      229,192            17,397,965
Genentech Inc (a)(b)                                93,700             7,805,210
                                                               -----------------
                                                                      25,203,175
                                                               -----------------
Medical - Drugs (6.67%)
Allergan Inc                                        35,800             4,134,900
Novartis AG ADR (a)                                203,300            12,346,409

Medical - Drugs
Novo-Nordisk A/S ADR (a)                            82,400             6,196,480
Roche Holding AG ADR                               138,700            12,184,795
Schering-Plough Corp                               951,600            21,068,424
                                                               -----------------
                                                                      55,931,008
                                                               -----------------
Medical - Generic Drugs (0.67%)
Teva Pharmaceutical I
ndustries Ltd ADR (a)                              170,600             5,624,682
                                                               -----------------

Medical Instruments (0.49%)
DJO Inc (a)(b)                                      51,900             2,087,937
Edwards Lifesciences Corp (a)(b)                    47,126             2,023,119
                                                               -----------------
                                                                       4,111,056
                                                               -----------------
Medical Laboratory
& Testing Service (0.61%)
Laboratory Corp of
America Holdings (a)(b)                             75,000             5,136,750
                                                               -----------------

Medical Products (2.97%)
Baxter International Inc                           185,877             8,544,766
Becton Dickinson & Co                              234,106            16,394,443
                                                               -----------------
                                                                      24,939,209
                                                               -----------------
Networking Products (2.97%)
Cisco Systems Inc (b)(c)                         1,032,300            24,909,399
                                                               -----------------

Oil - Field Services (1.43%)
Schlumberger Ltd (a)                               190,600            12,023,048
                                                               -----------------

Oil Company - Exploration
& Production (0.17%)
Apache Corp                                         21,500             1,404,380
                                                               -----------------

Oil Company - Integrated (1.38%)
Occidental Petroleum Corp                          246,400            11,566,016
                                                               -----------------

Oil Field Machinery & Equipment (0.56%)
Cameron International Corp (a)(b)                   93,300             4,674,330
                                                               -----------------

Optical Supplies (0.40%)
Alcon Inc                                           32,000             3,394,560
                                                               -----------------

Pharmacy Services (0.45%)
Caremark Rx Inc                                     76,500             3,766,095
                                                               -----------------

Property & Casualty Insurance (1.48%)
St Paul Travelers Cos Inc/The                      243,600            12,455,268
                                                               -----------------

Publicly Traded Investment Fund (0.27%)
iShares Russell 1000
Growth Index Fund (a)                               41,800             2,256,782
                                                               -----------------

Regional Banks (4.81%)
Bank of America Corp                               506,200            27,268,994
SunTrust Banks Inc (a)                              65,500             5,173,845
Wells Fargo & Co                                   218,600             7,932,994
                                                               -----------------
                                                                      40,375,833
                                                               -----------------
Reinsurance (0.52%)
Endurance Specialty Holdings Ltd                    45,900             1,636,335
PartnerRe Ltd (a)                                   38,917             2,721,077
                                                               -----------------
                                                                       4,357,412
                                                               -----------------

Retail - Apparel & Shoe (1.78%)
Abercrombie & Fitch Co                             106,700             8,178,555
Gap Inc/The                                        319,400             6,713,788
                                                               -----------------
                                                                      14,892,343
                                                               -----------------
Retail - Building Products (0.98%)
Lowe's Cos Inc (a)                                 272,800             8,222,192
                                                               -----------------

Retail - Discount (4.05%)
Target Corp                                        103,600             6,131,048
TJX Cos Inc                                        320,500             9,278,475
Wal-Mart Stores Inc                                376,900            18,573,632
                                                               -----------------
                                                                      33,983,155
                                                               -----------------
Retail - Major Department Store (0.79%)
JC Penney Co Inc                                    88,600             6,665,378
                                                               -----------------

Retail - Office Supplies (1.45%)
Office Depot Inc (b)                               290,400            12,193,896
                                                               -----------------

Retail - Restaurants (3.00%)
Brinker International Inc                          156,400             7,261,652
Chipotle Mexican Grill Inc (a)(b)                   86,828             5,070,755
Darden Restaurants Inc                              82,000             3,435,800
Starbucks Corp (a)(b)                              247,800             9,354,450
                                                               -----------------
                                                                      25,122,657
                                                               -----------------
Steel - Producers (0.48%)
Carpenter Technology Corp                           37,400             4,001,426
                                                               -----------------

Steel - Specialty (1.45%)
Allegheny Technologies Inc (a)                     154,400            12,155,912
                                                               -----------------

Telephone - Integrated (1.51%)
AT&T Inc (a)                                       370,300            12,682,775
                                                               -----------------

Textile - Home Furnishings (0.73%)
Mohawk Industries Inc (a)(b)                        84,700             6,157,690
                                                               -----------------

Therapeutics (1.41%)
Gilead Sciences Inc (a)(b)                         171,500            11,816,350
                                                               -----------------

Veterinary Diagnostics (0.15%)
VCA Antech Inc (b)                                  37,800             1,223,586
                                                               -----------------

Web Portals (2.53%)
Google Inc (b)                                      44,500            21,199,355
                                                               -----------------

Wireless Equipment (2.42%)
American Tower Corp (b)                            110,700             3,987,414
Motorola Inc                                       706,300            16,287,278
                                                               -----------------
                                                                      20,274,692
                                                               -----------------
TOTAL COMMON STOCKS                                         $        828,536,575
                                                               -----------------

                                              Principal
                                               Amount                Value
                                           ---------------- -- -----------------
SHORT TERM INVESTMENTS (0.74%)
Commercial Paper (0.74%)
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                        6,185,000             6,185,000
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                $          6,185,000
                                                               -----------------
MONEY MARKET FUNDS (11.78%)
Money Center Banks (11.78%)
BNY Institutional Cash Reserve Fund (d)         98,812,000            98,812,000
                                                               -----------------
TOTAL MONEY MARKET FUNDS                                    $         98,812,000
                                                               -----------------
Total Investments                                           $        933,533,575
Liabilities in Excess of
Other Assets, Net - (11.31)%                                        (94,871,286)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                  $        838,662,289
                                                               =================
                                                               -----------------

                                                               =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,065,000 or 1.44% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $        80,190,373
Unrealized Depreciation                            (5,786,348)
                                              -----------------
Net Unrealized Appreciation (Depreciation)          74,404,025
Cost for federal income tax purposes               859,129,550


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                         Current               Unrealized
                                            Number of              Original               Market             Appreciation/
Type                                        Contracts               Value                 Value              (Depreciation)
------------------------------------------------------------ --------------------- --------------------- -----------------------
Buy:
S&P 500 eMini; December 2006                    94                     $6,411,556            $6,501,040                 $89,484

Portfolio Summary (unaudited)
------------------------------------------------------------------------------------- ------------------ -----------------------
Sector                                                                                                                  Percent
------------------------------------------------------------------------------------- ------------------ -----------------------
Financial                                                                                                                22.97%
Consumer, Non-cyclical                                                                                                   22.85%
Technology                                                                                                               16.66%
Consumer, Cyclical                                                                                                       16.54%
Industrial                                                                                                               13.82%
Communications                                                                                                           11.04%
Energy                                                                                                                    3.54%
Basic Materials                                                                                                           2.22%
Mortgage Securities                                                                                                       0.74%
Utilities                                                                                                                 0.66%
Funds                                                                                                                     0.27%
Liabilities in Excess of Other Assets, Net                                                                            (-11.31%)
                                                                                                         -----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                         =======================

Other Assets Summary (unaudited)
------------------------------------------------------------------------------------- ------------------ -----------------------
Asset Type                                                                                                              Percent
------------------------------------------------------------------------------------- ------------------ -----------------------
Currency Contracts                                                                                                        2.46%
Futures                                                                                                                   0.78%


                             SCHEDULE OF FOREIGN CURRENCY CONTRACTS
         Foreign Currency          Delivery      Contracts to Deliver  In Exchange For       Value              Net Unrealized
          Sale Contracts             Date                                                                        Appreciation
-------------------------- ------------------ ---------------------- ----------------------------------- -----------------------

-------------------------- ------------------ ---------------------- ----------------------------------- -----------------------
Swiss Franc               11/30/2006               20,935,138            $16,808,689        $16,889,850            $(81,161)
Danish Kroner             11/30/2006               21,624,670              3,695,703          3,709,893             (14,190)




Schedule of Investments
October 31, 2006
Partners LargeCap Value Fund
                                           Shares
                                            Held                 Value
                                         -------------- -- ------------------
COMMON STOCKS (95.62%)
Advertising Agencies (0.35%)
Interpublic Group of Cos Inc (a)(b)            812,200  $          8,861,102
                                                           ------------------

Aerospace & Defense (1.65%)
Boeing Co                                      160,200            12,793,572
Lockheed Martin Corp                           138,200            12,013,726
Northrop Grumman Corp                          256,100            17,002,479
                                                           ------------------
                                                                  41,809,777
                                                           ------------------
Agricultural Operations (0.17%)
Bunge Ltd                                       68,800             4,410,768
                                                           ------------------

Apparel Manufacturers (0.66%)
Jones Apparel Group Inc                        261,050             8,719,070
VF Corp                                        104,700             7,958,247
                                                           ------------------
                                                                  16,677,317
                                                           ------------------
Applications Software (0.54%)
Microsoft Corp                                 474,600            13,625,766
                                                           ------------------

Auto - Car & Light Trucks (0.87%)
DaimlerChrysler AG (a)                         200,200            11,397,386
Toyota Motor Corp ADR                           91,500            10,797,000
                                                           ------------------
                                                                  22,194,386
                                                           ------------------
Auto/Truck Parts & Equipment
- Original (1.10%)
Autoliv Inc                                    227,200            12,920,864
BorgWarner Inc                                 146,100             8,400,750
Magna International Inc (a)                     88,900             6,649,720
                                                           ------------------
                                                                  27,971,334
                                                           ------------------
Beverages - Non-Alcoholic (0.94%)
Coca-Cola Co/The                               369,100            17,244,352
PepsiCo Inc                                    103,900             6,591,416
                                                           ------------------
                                                                  23,835,768
                                                           ------------------
Brewery (0.08%)
Molson Coors Brewing Co                         28,000             1,993,040
                                                           ------------------

Cable TV (1.08%)
Comcast Corp (a)(b)                            675,500            27,472,585
                                                           ------------------

Chemicals - Diversified (1.25%)
Dow Chemical Co/The                            410,700            16,752,453
EI Du Pont de Nemours & Co                      49,000             2,244,200
PPG Industries Inc                             186,500            12,756,600
                                                           ------------------
                                                                  31,753,253
                                                           ------------------
Chemicals - Specialty (0.53%)
Ashland Inc (a)                                 71,550             4,228,605
Hercules Inc (b)                               115,100             2,094,820
Lubrizol Corp                                  157,000             7,065,000
                                                           ------------------
                                                                  13,388,425
                                                           ------------------
Commercial Banks (0.24%)
BB&T Corp (a)                                  139,700             6,079,744
                                                           ------------------

Computer Services (0.84%)
Ceridian Corp (b)                              322,900             7,610,753
Electronic Data Systems Corp                   540,700            13,695,931
                                                           ------------------
                                                                  21,306,684
                                                           ------------------
Computers (1.33%)
Hewlett-Packard Co                             408,500            15,825,290
International Business Machines Corp           196,000            18,096,680
                                                           ------------------
                                                                  33,921,970
                                                           ------------------
Consumer Products - Miscellaneous (1.01%)
Clorox Co                                      187,700            12,117,912
Kimberly-Clark Corp                            202,200            13,450,344
                                                           ------------------
                                                                  25,568,256
                                                           ------------------
Containers - Metal & Glass (0.46%)
Crown Holdings Inc (a)(b)                      271,900             5,285,736
Owens-Illinois Inc (b)                         381,300             6,329,580
                                                           ------------------
                                                                  11,615,316
                                                           ------------------
Containers - Paper & Plastic (0.36%)
Sonoco Products Co                             261,400             9,274,472
                                                           ------------------

Cosmetics & Toiletries (2.45%)
Colgate-Palmolive Co (a)                       227,500            14,553,175
Procter & Gamble Co                            752,700            47,713,653
                                                           ------------------
                                                                  62,266,828
                                                           ------------------
Distribution & Wholesale (0.21%)
Tech Data Corp (a)(b)                          136,700             5,379,145
                                                           ------------------

Diversified Manufacturing
Operations (4.78%)
Crane Co                                       134,900             5,253,006
Eaton Corp                                     215,550            15,612,286
General Electric Co                          2,261,000            79,383,710
Ingersoll-Rand Co Ltd                            3,200               117,472
SPX Corp (a)                                   142,700             8,208,104
Textron Inc                                    142,775            12,982,531
                                                           ------------------
                                                                 121,557,109
                                                           ------------------
Electric - Integrated (2.50%)
Constellation Energy Group Inc                 192,800            12,030,720
Dominion Resources Inc/VA (a)                  243,400            19,712,966
Entergy Corp                                   187,800            16,118,874
Northeast Utilities (a)                        142,500             3,563,925
Pinnacle West Capital Corp                     248,100            11,861,661
Wisconsin Energy Corp                            6,400               294,016
                                                           ------------------
                                                                  63,582,162
                                                           ------------------
Electronic Components
- Miscellaneous (0.77%)
Celestica Inc (a)(b)                           218,600             2,148,838
Flextronics International Ltd (a)(b)           703,200             8,157,120
Sanmina-SCI Corp (b)                         1,195,500             4,722,225
Solectron Corp (a)(b)                        1,360,200             4,543,068
                                                           ------------------
                                                                  19,571,251
                                                           ------------------
Electronic Components
- Semiconductors (0.27%)
Agere Systems Inc (a)(b)                       410,400             6,968,592
                                                           ------------------

Electronic Parts Distribution (0.18%)
Arrow Electronics Inc (b)                      150,400             4,489,440
                                                           ------------------

Fiduciary Banks (0.96%)
Bank of New York Co Inc/The                    333,700            11,469,269

Fiduciary Banks
Mellon Financial Corp                          334,100            12,963,080
                                                           ------------------
                                                                  24,432,349
                                                           ------------------
Finance - Commercial (0.48%)
CIT Group Inc                                  231,900            12,070,395
                                                           ------------------

Finance - Investment
Banker & Broker (8.98%)
Citigroup Inc                                2,028,900           101,769,624
Goldman Sachs Group Inc                         32,200             6,111,238
JPMorgan Chase & Co                          1,504,000            71,349,760
Merrill Lynch & Co Inc                         441,100            38,560,962
Morgan Stanley                                 136,200            10,409,766
                                                           ------------------
                                                                 228,201,350
                                                           ------------------
Finance - Mortgage Loan/Banker (2.79%)
Countrywide Financial Corp                     245,900             9,373,708
Fannie Mae                                     562,350            33,324,861
Freddie Mac                                    409,200            28,230,708
                                                           ------------------
                                                                  70,929,277
                                                           ------------------
Financial Guarantee Insurance (0.98%)
MBIA Inc (a)                                   230,400            14,289,408
MGIC Investment Corp                           180,300            10,594,428
                                                           ------------------
                                                                  24,883,836
                                                           ------------------
Food - Miscellaneous/Diversified (2.35%)
ConAgra Foods Inc (a)                          545,100            14,254,365
General Mills Inc                              239,950            13,633,959
Kellogg Co                                     261,700            13,166,127
Kraft Foods Inc (a)                             86,500             2,975,600
Sara Lee Corp                                  917,600            15,690,960
                                                           ------------------
                                                                  59,721,011
                                                           ------------------
Food - Retail (1.07%)
Kroger Co/The                                  582,100            13,091,429
Safeway Inc (a)                                481,500            14,136,840
                                                           ------------------
                                                                  27,228,269
                                                           ------------------
Home Decoration Products (0.01%)
Newell Rubbermaid Inc                            5,400               155,412
                                                           ------------------

Insurance Brokers (0.44%)
AON Corp                                       322,700            11,226,733
                                                           ------------------

Investment Management
& Advisory Services (0.54%)
Janus Capital Group Inc (a)                    437,100             8,776,968
Waddell & Reed Financial Inc (a)               193,600             4,936,800
                                                           ------------------
                                                                  13,713,768
                                                           ------------------
Life & Health Insurance (0.73%)
Prudential Financial Inc (a)                   132,100            10,162,453
Torchmark Corp (a)                               3,200               197,376
UnumProvident Corp                             415,200             8,212,656
                                                           ------------------
                                                                  18,572,485
                                                           ------------------
Medical - Drugs (4.46%)
Eli Lilly & Co                                  85,000             4,760,850
Merck & Co Inc                                 804,775            36,552,880
Pfizer Inc                                   2,707,200            72,146,880
                                                           ------------------
                                                                 113,460,610
                                                           ------------------
Medical - Hospitals (0.09%)
Tenet Healthcare Corp (a)(b)                   330,200             2,331,212
                                                           ------------------

Medical - Wholesale Drug
Distribution (0.36%)
AmerisourceBergen Corp (a)                     192,900             9,104,880
                                                           ------------------

Multi-Line Insurance (5.64%)
ACE Ltd                                        117,500             6,726,875
Allstate Corp/The                              127,700             7,835,672
American International Group Inc               868,600            58,343,862
Genworth Financial Inc                         466,500            15,599,760
Hartford Financial Services Group Inc          194,100            16,919,697
Metlife Inc                                    374,550            21,398,041
Old Republic International Corp                305,400             6,880,662
XL Capital Ltd (a)                             136,800             9,651,240
                                                           ------------------
                                                                 143,355,809
                                                           ------------------
Multimedia (1.95%)
Time Warner Inc (a)                          1,719,500            34,407,195
Viacom Inc (b)                                 156,600             6,094,872
Walt Disney Co                                 291,100             9,158,006
                                                           ------------------
                                                                  49,660,073
                                                           ------------------
Office Supplies & Forms (0.47%)
Avery Dennison Corp                            188,400            11,895,576
                                                           ------------------

Oil & Gas Drilling (1.18%)
Diamond Offshore Drilling Inc                   75,700             5,240,711
GlobalSantaFe Corp (a)                         219,800            11,407,620
Noble Corp (a)                                  72,400             5,075,240
Rowan Cos Inc (a)                              250,400             8,358,352
                                                           ------------------
                                                                  30,081,923
                                                           ------------------
Oil Company - Integrated (10.51%)
BP PLC ADR                                     156,700            10,514,570
Chevron Corp                                   746,584            50,170,445
ConocoPhillips                                 424,800            25,589,952
Exxon Mobil Corp                             1,877,600           134,098,192
Marathon Oil Corp                              288,900            24,960,960
Occidental Petroleum Corp                       89,800             4,215,212
Royal Dutch Shell PLC ADR                       73,900             5,144,918
Total SA ADR                                   181,100            12,340,154
                                                           ------------------
                                                                 267,034,403
                                                           ------------------
Paper & Related Products (0.20%)
Smurfit-Stone Container Corp (a)(b)            480,200             5,118,932
                                                           ------------------

Property & Casualty Insurance (1.78%)
Chubb Corp                                     379,400            20,165,110
St Paul Travelers Cos Inc/The                  491,191            25,114,596
                                                           ------------------
                                                                  45,279,706
                                                           ------------------
Regional Banks (8.12%)
Bank of America Corp                         1,688,266            90,946,889
Comerica Inc                                   210,200            12,231,538
Huntington Bancshares Inc/OH (a)               499,000            12,180,590
Keycorp                                        257,400             9,559,836
National City Corp (a)                         492,975            18,363,319
SunTrust Banks Inc (a)                         176,500            13,941,735
US Bancorp (a)                                 366,500            12,402,360
Wachovia Corp                                  404,500            22,449,750
Wells Fargo & Co                               390,500            14,171,245
                                                           ------------------
                                                                 206,247,262
                                                           ------------------
Reinsurance (0.43%)
PartnerRe Ltd (a)                               29,200             2,041,664

Reinsurance
RenaissanceRe Holdings Ltd                     161,900             8,807,360
                                                           ------------------
                                                                  10,849,024
                                                           ------------------
Retail - Apparel & Shoe (0.79%)
Gap Inc/The                                    375,600             7,895,112
Ltd Brands Inc                                 415,500            12,244,785
                                                           ------------------
                                                                  20,139,897
                                                           ------------------
Retail - Major Department Store (0.28%)
Saks Inc (a)                                   373,200             7,217,688
                                                           ------------------

Retail - Office Supplies (0.67%)
Office Depot Inc (a)(b)                        404,600            16,989,154
                                                           ------------------

Retail - Restaurants (1.16%)
McDonald's Corp                                702,300            29,440,416
                                                           ------------------

Savings & Loans - Thrifts (1.05%)
Astoria Financial Corp                           9,750               282,848
Washington Mutual Inc                          623,800            26,386,740
                                                           ------------------
                                                                  26,669,588
                                                           ------------------
Steel - Producers (0.45%)
Mittal Steel Co NV (a)                         268,100            11,461,275
                                                           ------------------

Telecommunication Equipment (0.31%)
ADC Telecommunications Inc (a)(b)              248,385             3,554,389
Tellabs Inc (b)                                417,800             4,403,612
                                                           ------------------
                                                                   7,958,001
                                                           ------------------
Telecommunication Services (0.34%)
Embarq Corp (a)                                178,462             8,628,638
                                                           ------------------

Telephone - Integrated (5.95%)
AT&T Inc (a)                                 1,672,000            57,266,000
BellSouth Corp                                 532,000            23,993,200
Sprint Nextel Corp (a)                       1,027,250            19,199,303
Verizon Communications Inc                   1,368,700            50,641,900
                                                           ------------------
                                                                 151,100,403
                                                           ------------------
Television (0.71%)
CBS Corp                                       626,800            18,139,592
                                                           ------------------

Tobacco (1.80%)
Altria Group Inc                               545,825            44,391,947
UST Inc (a)                                     26,625             1,426,035
                                                           ------------------
                                                                  45,817,982
                                                           ------------------
Tools - Hand Held (0.52%)
Black & Decker Corp                            157,700            13,227,876
                                                           ------------------

Toys (0.24%)
Mattel Inc                                     264,400             5,983,372
                                                           ------------------

Transport - Rail (1.14%)
CSX Corp                                       476,200            16,986,054
Norfolk Southern Corp                          229,300            12,054,301
                                                           ------------------
                                                                  29,040,355
                                                           ------------------
Wireless Equipment (1.07%)
American Tower Corp (a)(b)                     120,000             4,322,400
Crown Castle International Corp (a)(b)         367,400            12,363,010
Wireless Equipment
Nokia OYJ ADR (a)                              529,800            10,532,424
                                                           ------------------
                                                                  27,217,834
                                                           ------------------
TOTAL COMMON STOCKS                                     $      2,430,160,856
                                                           ------------------
                                          Principal
                                           Amount                Value
                                         -------------- -- ------------------
SHORT TERM INVESTMENTS (2.81%)
Commercial Paper (2.81%)
Alcon Capital Corp
       5.20%, 11/13/2006                     2,800,000             2,795,147
Archer Daniels Midland
       5.24%, 11/ 6/2006                     3,400,000             3,397,525
BASF AG
       5.28%, 11/ 2/2006                     3,450,000             3,449,494
Belmont Funding
       5.31%, 11/ 1/2006                     3,450,000             3,450,000
Berkeley Square Finance LLC
       5.35%, 11/ 1/2006                     3,500,000             3,500,000
Colonial Pipeline Co
       5.28%, 11/ 2/2006                     1,000,000               999,853
       5.25%, 11/ 3/2006                     2,500,000             2,499,271
Dexia Delaware LLC
       5.24%, 11/ 6/2006                     3,400,000             3,397,525
Edison Asset Securitization LLC
       5.23%, 12/28/2006                     2,800,000             2,776,814
Emerson Electric Co
       5.22%, 11/ 6/2006                     3,400,000             3,397,535
Goldman Sachs Group
       5.25%, 11/ 1/2006                     3,300,000             3,300,000
HBOS Treasury Services
       5.24%, 11/ 1/2006                     1,700,000             1,700,000
       5.24%, 11/ 6/2006                     1,800,000             1,798,690
Home Depot Inc
       5.23%, 11/ 2/2006                     3,300,000             3,299,521
International Lease Finance
       5.23%, 11/ 2/2006                     2,500,000             2,499,637
Investment in Joint Trading Account;
Federal Home Loan Bank
       5.145%, 11/ 1/2006                    3,282,000             3,282,000
La Fayette Asset Securitization
       5.32%, 11/ 1/2006                     3,450,000             3,450,000
Links Finance LLC
       5.31%, 11/ 1/2006                     3,450,000             3,450,000
MICA Funding LLC
       5.32%, 11/ 1/2006                     3,450,000             3,450,000
National Australia Funding Delaware Inc
       5.24%, 11/ 6/2006                     3,000,000             2,997,817
New York Life Capital Corp
       5.23%, 11/ 2/2006                     2,300,000             2,299,666
Pitney Bowes Inc
       5.22%, 11/ 2/2006                     3,300,000             3,299,521
Three Pillars Funding
       5.30%, 11/ 1/2006                     3,450,000             3,450,000
Total Capital
       5.29%, 11/ 1/2006                     3,450,000             3,450,000
                                                           ------------------
                                                                  71,390,016
                                                           ------------------
TOTAL SHORT TERM INVESTMENTS                            $         71,390,016
                                                           ------------------

MONEY MARKET FUNDS (11.43%)
Money Center Banks (11.43%)
BNY Institutional Cash Reserve Fund (c)    290,441,000           290,441,000
                                                           ------------------
TOTAL MONEY MARKET FUNDS                                $        290,441,000
                                                           ------------------
Total Investments                                       $      2,791,991,872
Liabilities in Excess of
Other Assets, Net - (9.86)%                                     (250,591,300)
                                                           ------------------
TOTAL NET ASSETS - 100.00%                              $      2,541,400,572
                                                           ==================
                                                           ------------------

                                                           ==================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $       508,282,296
Unrealized Depreciation                             (35,335,770)
                                                -----------------
Net Unrealized Appreciation (Depreciation)           472,946,526
Cost for federal income tax purposes               2,319,045,346


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                           Current               Unrealized
                                              Number of              Original               Market             Appreciation/
Type                                          Contracts               Value                 Value              (Depreciation)
-------------------------------------------------------------- --------------------- --------------------- -----------------------
Buy:
S&P 500 eMini; December 2006                    1,082                   $74,086,495           $74,831,120                $744,625

Portfolio Summary (unaudited)
--------------------------------------------------------------------------------------- ------------------ -----------------------
Sector                                                                                                                    Percent
--------------------------------------------------------------------------------------- ------------------ -----------------------
Financial                                                                                                                  46.48%
Consumer, Non-cyclical                                                                                                     15.36%
Energy                                                                                                                     11.97%
Communications                                                                                                             11.77%
Industrial                                                                                                                  9.99%
Consumer, Cyclical                                                                                                          6.12%
Technology                                                                                                                  2.98%
Basic Materials                                                                                                             2.56%
Utilities                                                                                                                   2.50%
Mortgage Securities                                                                                                         0.13%
Liabilities in Excess of Other Assets, Net                                                                               (-9.86%)
                                                                                                           -----------------------
TOTAL NET ASSETS                                                                                                          100.00%
                                                                                                           =======================

Other Assets Summary (unaudited)
--------------------------------------------------------------------------------------- ------------------ -----------------------
Asset Type                                                                                                                Percent
--------------------------------------------------------------------------------------- ------------------ -----------------------
Futures                                                                                                                     2.94%




Schedule of Investments
October 31, 2006
Partners MidCap Growth Fund
                                           Shares
                                            Held                 Value
                                         -------------- -- ------------------
COMMON STOCKS (98.50%)
Advertising Sales (0.44%)
Focus Media Holding Ltd ADR (a)(b)              39,850  $          2,107,667
                                                           ------------------

Agricultural Operations (0.54%)
Bunge Ltd                                       40,450             2,593,250
                                                           ------------------

Airlines (1.17%)
Continental Airlines Inc (a)(b)                 65,930             2,431,499
US Airways Group Inc (b)                        62,940             3,138,188
                                                           ------------------
                                                                   5,569,687
                                                           ------------------
Apparel Manufacturers (3.79%)
Coach Inc (b)                                  272,360            10,796,350
Guess ? Inc (a)(b)                              58,550             3,334,423
Polo Ralph Lauren Corp                          55,850             3,965,350
                                                           ------------------
                                                                  18,096,123
                                                           ------------------
Applications Software (1.71%)
Citrix Systems Inc (b)                          94,815             2,799,887
Salesforce.com Inc (a)(b)                      136,880             5,341,058
                                                           ------------------
                                                                   8,140,945
                                                           ------------------
Audio & Video Products (0.82%)
Harman International Industries Inc             38,110             3,900,559
                                                           ------------------

Batteries & Battery Systems (0.47%)
Energy Conversion Devices Inc (a)(b)            60,300             2,218,437
                                                           ------------------

Casino Hotels (1.20%)
Wynn Resorts Ltd (a)(b)                         77,630             5,708,910
                                                           ------------------

Casino Services (2.67%)
International Game Technology                  248,549            10,565,818
Scientific Games Corp (a)(b)                    77,270             2,165,878
                                                           ------------------
                                                                  12,731,696
                                                           ------------------
Cellular Telecommunications (3.05%)
Leap Wireless International Inc (a)(b)          59,328             3,290,331
NII Holdings Inc (a)(b)                        173,270            11,267,748
                                                           ------------------
                                                                  14,558,079
                                                           ------------------
Chemicals - Specialty (0.21%)
Ecolab Inc                                      22,240             1,008,584
                                                           ------------------

Computer Services (0.58%)
Cognizant Technology Solutions Corp (b)         37,050             2,789,124
                                                           ------------------

Computers - Integrated Systems (0.12%)
Riverbed Technology Inc (a)(b)                  24,061               576,742
                                                           ------------------

Computers - Memory Devices (2.39%)
Network Appliance Inc (a)(b)                   151,090             5,514,785
SanDisk Corp (a)(b)                            122,810             5,907,161
                                                           ------------------
                                                                  11,421,946
                                                           ------------------

Data Processing & Management (2.45%)
Fiserv Inc (b)                                  98,500             4,865,900
MoneyGram International Inc                     92,480             3,163,741
Paychex Inc                                     92,124             3,637,055
                                                           ------------------

                                                          11,666,696
                                                           --------------
Dental Supplies & Equipment (0.51%)
Dentsply International Inc                      77,576         2,426,577
                                                           --------------

Dialysis Centers (0.78%)
DaVita Inc (b)                                  67,140         3,734,998
                                                           --------------

Diversified Manufacturing
Operations (1.45%)
Harsco Corp                                     42,020         3,430,093
Roper Industries Inc                            72,960         3,491,136
                                                           --------------
                                                               6,921,229
                                                           --------------
E-Commerce - Products (1.44%)
Nutri/System Inc (a)(b)                        111,162         6,856,472
                                                           --------------

E-Commerce - Services (0.45%)
Ctrip.com International Ltd ADR (a)             43,311         2,122,239
                                                           --------------

Electric Products - Miscellaneous (1.02%)
Ametek Inc                                     104,640         4,884,595
                                                           --------------

Electronic Components
- Miscellaneous (0.76%)
Benchmark Electronics Inc (b)                  116,210         3,085,376
Flextronics International Ltd (a)(b)            46,250           536,500
                                                           --------------
                                                               3,621,876
                                                           --------------
Electronic Components
- Semiconductors (3.98%)
MEMC Electronic Materials Inc (a)(b)            85,070         3,019,985
Nvidia Corp (b)                                213,100         7,430,797
QLogic Corp (b)                                187,330         3,855,252
Silicon Laboratories Inc (a)(b)                144,075         4,701,167
                                                           --------------
                                                              19,007,201
                                                           --------------
Electronic Measurement
Instruments (0.49%)
Itron Inc (a)(b)                                43,110         2,346,908
                                                           --------------

E-Marketing & Information (1.08%)
aQuantive Inc (a)(b)                           189,300         5,145,174
                                                           --------------

Engineering - Research
& Development Services (0.59%)
McDermott International, Inc. (b)               62,550         2,795,985
                                                           --------------

Enterprise Software & Services (0.94%)
Business Objects SA ADR (a)(b)                  78,360         2,902,454
Sybase Inc (a)(b)                               65,220         1,588,107
                                                           --------------
                                                               4,490,561
                                                           --------------
Entertainment Software (2.00%)
Activision Inc (b)                             172,480         2,659,641
Electronic Arts Inc (b)                        130,276         6,890,298
                                                           --------------
                                                               9,549,939
                                                           --------------
Fiduciary Banks (0.97%)
Northern Trust Corp                             78,470         4,607,758
                                                           --------------

Finance - Investment Banker
& Broker (1.05%)
Greenhill & Co Inc                              30,550         2,075,567

Finance - Investment Banker & Broker
Investment Technology Group Inc (b)             63,220         2,952,374
                                                           --------------
                                                               5,027,941
                                                           --------------
Finance - Other Services (1.84%)
IntercontinentalExchange Inc (a)(b)             47,130         3,978,715
Nasdaq Stock Market Inc/The (a)(b)             134,496         4,805,542
                                                           --------------
                                                               8,784,257
                                                           --------------
Food - Confectionery (0.99%)
WM Wrigley Jr Co (a)                            90,690         4,711,346
                                                           --------------

Food - Miscellaneous/Diversified (0.51%)
Campbell Soup Co (a)                            64,690         2,418,112
                                                           --------------

Food - Retail (1.08%)
Whole Foods Market Inc (a)                      80,460         5,136,566
                                                           --------------

Hotels & Motels (1.44%)
Hilton Hotels Corp (a)                         116,850         3,379,302
Starwood Hotels & Resorts Worldwide Inc         58,810         3,513,309
                                                           --------------
                                                               6,892,611
                                                           --------------
Human Resources (1.15%)
Monster Worldwide Inc (b)                      135,420         5,485,864
                                                           --------------

Instruments - Controls (1.32%)
Thermo Electron Corp (b)                       147,160         6,308,749
                                                           --------------

Instruments - Scientific (0.22%)
Applera Corp - Applied Biosystems Group         27,510         1,026,123
                                                           --------------

Internet Infrastructure Software (2.63%)
Akamai Technologies Inc (a)(b)                 151,160         7,083,358
F5 Networks Inc (a)(b)                          82,750         5,477,222
                                                           --------------
                                                              12,560,580
                                                           --------------
Investment Management
& Advisory Services (3.14%)
Affiliated Managers Group Inc (a)(b)            54,060         5,413,568
T Rowe Price Group Inc (a)                     202,170         9,564,663
                                                           --------------
                                                              14,978,231
                                                           --------------
Lasers - Systems & Components (1.02%)
Cymer Inc (a)(b)                               104,680         4,849,824
                                                           --------------

Leisure & Recreation Products (0.56%)
WMS Industries Inc (a)(b)                       75,250         2,658,583
                                                           --------------

Medical - Biomedical/Gene (1.94%)
Celgene Corp (b)                               137,424         7,343,939
Medimmune Inc (b)                               59,927         1,920,061
                                                           --------------
                                                               9,264,000
                                                           --------------
Medical - Drugs (4.57%)
Allergan Inc                                    69,100         7,981,050
Forest Laboratories Inc (b)                     90,760         4,441,794
Medicis Pharmaceutical Corp (a)                 45,210         1,584,158
New River Pharmaceuticals Inc (a)(b)            44,750         2,275,985
Sepracor Inc (a)(b)                             30,800         1,594,208
Shire PLC ADR                                   71,570         3,925,615
                                                           --------------
                                                              21,802,810
                                                           --------------

Medical - HMO (0.48%)
Health Net Inc (b)                              55,620         2,308,786
                                                           --------------

Medical Instruments (1.06%)
Intuitive Surgical Inc (a)(b)                   50,970         5,055,205
                                                           --------------

Medical Laboratory
& Testing Service (0.65%)
Covance Inc (a)(b)                              53,100         3,106,350
                                                           --------------

Medical Products (0.47%)
Henry Schein Inc (b)                            45,030         2,237,541
                                                           --------------

Metal Processors & Fabrication (1.56%)
Precision Castparts Corp                       109,600         7,459,376
                                                           --------------

Multi-Line Insurance (0.69%)
HCC Insurance Holdings Inc (a)                  98,110         3,302,383
                                                           --------------

Networking Products (0.77%)
Polycom Inc (a)(b)                             134,830         3,694,342
                                                           --------------

Non-Ferrous Metals (0.51%)
Titanium Metals Corp (a)(b)                     81,760         2,410,285
                                                           --------------

Oil - Field Services (0.86%)
Smith International Inc (a)                    103,550         4,088,154
                                                           --------------

Oil Company - Exploration
& Production (2.32%)
Denbury Resources Inc (b)                       85,460         2,456,121
Range Resources Corp                           212,155         5,760,008
Ultra Petroleum Corp (a)(b)                     53,600         2,860,632
                                                           --------------
                                                              11,076,761
                                                           --------------
Oil Field Machinery & Equipment (1.94%)
Cameron International Corp (b)                  95,640         4,791,564
National Oilwell Varco Inc (a)(b)               74,290         4,487,116
                                                           --------------
                                                               9,278,680
                                                           --------------
Oil Refining & Marketing (0.48%)
Sunoco Inc                                      34,930         2,309,921
                                                           --------------

Physical Therapy
& Rehabilitation Centers (0.54%)
Psychiatric Solutions Inc (a)(b)                77,690         2,579,308
                                                           --------------

Pipelines (0.99%)
Questar Corp                                    25,710         2,094,851
Williams Cos Inc                               107,880         2,635,508
                                                           --------------
                                                               4,730,359
                                                           --------------
Printing - Commercial (0.73%)
VistaPrint Ltd (b)                             111,903         3,500,326
                                                           --------------

Property & Casualty Insurance (0.45%)
Arch Capital Group Ltd (a)(b)                   33,090         2,127,356
                                                           --------------

Real Estate Magagement & Services (0.95%)
CB Richard Ellis Group Inc (a)(b)              151,430         4,547,443
                                                           --------------


REITS - Hotels (0.53%)
Host Hotels & Resorts Inc                      110,319         2,543,956
                                                           --------------

REITS - Office Property (0.75%)
Douglas Emmett Inc                              54,600         1,302,210
Kilroy Realty Corp (a)                          30,370         2,287,772
                                                           --------------
                                                               3,589,982
                                                           --------------
Research & Development (0.90%)
Pharmaceutical Product Development Inc         135,340         4,283,511
                                                           --------------

Respiratory Products (0.55%)
Respironics Inc (b)                             74,782         2,641,300
                                                           --------------

Retail - Apparel & Shoe (4.20%)
Abercrombie & Fitch Co                          43,150         3,307,447
Childrens Place Retail
 Stores Inc/The (a)(b)                          46,300         3,249,797
Ltd Brands Inc                                  82,580         2,433,633
Nordstrom Inc                                  150,400         7,121,440
Under Armour Inc. - Class A (a)(b)              84,716         3,926,587
                                                           --------------
                                                              20,038,904
                                                           --------------
Retail - Consumer Electronics (0.74%)
Circuit City Stores Inc                        130,720         3,526,826
                                                           --------------

Retail - Convenience Store (0.42%)
Pantry Inc/The (a)(b)                           36,980         2,018,368
                                                           --------------

Retail - Discount (0.65%)
TJX Cos Inc                                    106,610         3,086,360
                                                           --------------

Retail - Major Department Store (0.90%)
JC Penney Co Inc                                56,850         4,276,826
                                                           --------------

Semiconductor Component
- Integrated Circuits (0.62%)
Integrated Device Technology Inc (b)           185,126         2,934,247
                                                           --------------

Semiconductor Equipment (3.42%)
ASML Holding NV (a)(b)                         110,960         2,534,326
Formfactor Inc (b)                              44,800         1,710,464
Kla-Tencor Corp (a)                            125,960         6,193,453
Lam Research Corp (b)                           52,980         2,619,861
Varian Semiconductor
Equipment Associates Inc (a)(b)                 88,681         3,235,970
                                                               ----------
                                                              16,294,074
                                                           --------------
Steel - Specialty (0.70%)
Allegheny Technologies Inc                      42,691         3,361,062
                                                           --------------

Telecommunication Equipment
- Fiber Optics (0.98%)
Finisar Corp (a)(b)                            684,270         2,381,259
JDS Uniphase Corp (a)(b)                       157,975         2,295,377
                                                           --------------
                                                               4,676,636
                                                           --------------
Telecommunication Services (0.48%)
Time Warner Telecom Inc (a)(b)                 115,630         2,305,662
                                                           --------------

Transport - Air Freight (0.33%)
EGL Inc (b)                                     46,690         1,586,993
                                                           --------------


Transport - Rail (0.67%)
CSX Corp                                        89,020         3,175,343
                                                           --------------

Transport - Services (1.60%)
CH Robinson Worldwide Inc                      124,380         5,191,621
Expeditors International Washington Inc         51,390         2,436,400
                                                           --------------
                                                               7,628,021
                                                           --------------
Vitamins & Nutrition Products (0.19%)
NBTY Inc (b)                                    32,130           893,857
                                                           --------------

Wire & Cable Products (0.62%)
General Cable Corp (a)(b)                       79,240         2,979,424
                                                           --------------

Wireless Equipment (2.27%)
American Tower Corp (b)                        180,710         6,509,174
Crown Castle International Corp (a)(b)         128,920         4,338,158
                                                           --------------
                                                              10,847,332
                                                           --------------
TOTAL COMMON STOCKS                                     $    470,006,814
                                                           --------------
                                           Principal
                                             Amount            Value
                                          ------------- -- --------------
MONEY MARKET FUNDS (24.87%)
Money Center Banks (24.87%)
BNY Institutional Cash Reserve Fund (c)    118,671,000       118,671,000
                                                           --------------
TOTAL MONEY MARKET FUNDS                                $    118,671,000
                                                           --------------
Total Investments                                       $    588,677,814
Liabilities in Excess of
Other Assets, Net - (23.37)%                                (111,500,359)
                                                           --------------
TOTAL NET ASSETS - 100.00%                              $    477,177,455
                                                           ==============
                                                           --------------

                                                           ==============

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security (c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $        56,140,747
Unrealized Depreciation                           (11,020,275)
                                              -----------------
Net Unrealized Appreciation (Depreciation)          45,120,472
Cost for federal income tax purposes               543,557,342


Portfolio Summary (unaudited)
------------------------------------------------ -----------------------
Sector                                                          Percent
------------------------------------------------ -----------------------
Financial                                                        35.24%
Consumer, Cyclical                                               18.55%
Technology                                                       18.21%
Consumer, Non-cyclical                                           17.64%
Communications                                                   13.60%
Industrial                                                       12.11%
Energy                                                            6.60%
Basic Materials                                                   1.42%
Liabilities in Excess of Other Assets, Net                    (-23.37%)
                                             -----------------------
TOTAL NET ASSETS                                            100.00%
                                             =======================


Schedule of Investments
October 31, 2006
Partners MidCap Growth Fund I
                                             Shares
                                              Held             Value
                                          ------------- -- --------------
COMMON STOCKS (99.89%)
Advertising Agencies (0.46%)
Omnicom Group Inc                               11,700  $      1,186,965
                                                           --------------

Aerospace & Defense (0.49%)
Rockwell Collins Inc                            21,950         1,274,856
                                                           --------------

Airlines (0.48%)
Southwest Airlines Co                           82,200         1,235,466
                                                           --------------

Apparel Manufacturers (0.92%)
Coach Inc (a)                                   24,800           983,072
Polo Ralph Lauren Corp                          19,700         1,398,700
                                                           --------------
                                                               2,381,772
                                                           --------------
Applications Software (1.76%)
American Reprographics Co (a)                   24,900           883,950
Intuit Inc (a)                                 103,200         3,642,960
                                                           --------------
                                                               4,526,910
                                                           --------------
Auto - Medium & Heavy Duty Trucks (0.42%)
Paccar Inc                                      18,375         1,087,984
                                                           --------------

Beverages - Non-Alcoholic (0.73%)
Pepsi Bottling Group Inc                        59,800         1,890,876
                                                           --------------

Beverages - Wine & Spirits (0.61%)
Brown-Forman Corp                               21,700         1,566,523
                                                           --------------

Building - Heavy Construction (0.59%)
Granite Construction Inc (b)                    29,050         1,513,505
                                                           --------------

Cable TV (0.64%)
EchoStar Communications Corp (a)                46,100         1,637,472
                                                           --------------

Casino Services (0.62%)
International Game Technology                   37,700         1,602,627
                                                           --------------

Cellular Telecommunications (0.79%)
NII Holdings Inc (a)(b)                         31,300         2,035,439
                                                           --------------

Chemicals - Diversified (0.50%)
Lyondell Chemical Co (b)                        50,300         1,291,201
                                                           --------------

Chemicals - Specialty (0.26%)
HB Fuller Co                                    26,800           664,372
                                                           --------------

Commercial Banks (0.70%)
Corus Bankshares Inc (b)                        43,600           895,108
UnionBanCal Corp                                15,700           904,006
                                                           --------------
                                                               1,799,114
                                                           --------------
Commercial Services - Finance (1.45%)
Equifax Inc                                     66,420         2,525,953

Commercial Services - Finance
Moody's Corp                                    18,280         1,211,964
                                                           --------------
                                                               3,737,917
                                                           --------------
Computer Aided Design (0.99%)
Autodesk Inc (a)                                69,200         2,543,100
                                                           --------------

Computer Services (1.83%)
Cognizant Technology Solutions Corp (a)         41,100         3,094,008
Factset Research Systems Inc                    31,900         1,623,710
                                                           --------------
                                                               4,717,718
                                                           --------------
Computers - Integrated Systems (0.70%)
NCR Corp (a)                                    43,600         1,810,272
                                                           --------------

Computers - Memory Devices (0.96%)
Western Digital Corp (a)(b)                    135,200         2,471,456
                                                           --------------

Computers - Peripheral Equipment (0.75%)
Lexmark International Inc (a)                   30,300         1,926,777
                                                           --------------

Containers - Paper & Plastic (0.67%)
Pactiv Corp (a)(b)                              55,750         1,719,330
                                                           --------------

Cosmetics & Toiletries (0.66%)
Estee Lauder Cos Inc/The (b)                    42,400         1,712,536
                                                           --------------

Data Processing & Management (1.75%)
Dun & Bradstreet Corp (a)(b)                    32,350         2,498,714
Fidelity National Information Services(b)      48,200         2,003,674
                                                           --------------
                                                               4,502,388
                                                           --------------
Dental Supplies & Equipment (0.70%)
Dentsply International Inc                      57,700         1,804,856
                                                           --------------

Diagnostic Kits (0.51%)
Idexx Laboratories Inc (a)                      15,900         1,323,039
                                                           --------------

Disposable Medical Products (1.05%)
CR Bard Inc                                     33,150         2,716,974
                                                           --------------

Distribution & Wholesale (0.29%)
WESCO International Inc (a)                     11,300           737,551
                                                           --------------

Diversified Manufacturing
Operations (2.30%)
Acuity Brands Inc                               20,950         1,037,863
Parker Hannifin Corp                            30,700         2,567,441
Textron Inc                                     25,450         2,314,169
                                                           --------------
                                                               5,919,473
                                                           --------------
E-Commerce - Products (0.74%)
Amazon.Com Inc (a)(b)                           50,000         1,904,500
                                                           --------------

Electric - Integrated (1.16%)
Alliant Energy Corp                             33,800         1,296,230
Pinnacle West Capital Corp                      35,300         1,687,693
                                                           --------------
                                                               2,983,923
                                                           --------------
Electronic Components
- Semiconductors (4.08%)
Altera Corp (a)                                 93,700         1,727,828
Intersil Corp                                   45,300         1,062,285

Electronic Components - Semiconductors
MEMC Electronic Materials Inc (a)               39,850         1,414,675
Microchip Technology Inc                        77,200         2,542,196
National Semiconductor Corp                     99,200         2,409,568
Nvidia Corp (a)                                 39,000         1,359,930
                                                           --------------
                                                              10,516,482
                                                           --------------
Electronic Connectors (1.30%)
Amphenol Corp                                   25,350         1,721,265
Thomas & Betts Corp (a)                         31,700         1,633,501
                                                           --------------
                                                               3,354,766
                                                           --------------
Electronic Measurement Instruments(1.00%)
Agilent Technologies Inc (a)                    49,800         1,772,880
Tektronix Inc                                   26,600           807,842
                                                           --------------
                                                               2,580,722
                                                           --------------
Energy - Alternate Sources (0.42%)
Covanta Holding Corp (a)                        53,200         1,081,556
                                                           --------------

Engineering - Research
& Development Services (1.43%)
EMCOR Group Inc (a)                             15,900           940,485
Fluor Corp (b)                                  19,200         1,505,856
Jacobs Engineering Group Inc (a)                16,450         1,242,633
                                                           --------------
                                                               3,688,974
                                                           --------------
Engines - Internal Combustion (0.68%)
Cummins Inc                                     13,750         1,745,975
                                                           --------------

Enterprise Software & Services (0.32%)
BEA Systems Inc (a)(b)                          51,100           831,397
                                                           --------------

Finance - Auto Loans (0.53%)
AmeriCredit Corp (a)(b)                         53,500         1,367,995
                                                           --------------

Finance - Investment Banker
& Broker (0.73%)
Investment Technology Group Inc (a)             15,900           742,530
Knight Capital Group Inc (a)                    61,300         1,143,245
                                                           --------------
                                                               1,885,775
                                                           --------------
Finance - Mortgage Loan/Banker (0.62%)
IndyMac Bancorp Inc (b)                         35,000         1,590,750
                                                           --------------

Finance - Other Services (1.67%)
Cbot Holdings Inc (a)(b)                         7,950         1,179,780
IntercontinentalExchange Inc (a)(b)             19,250         1,625,085
NYSE Group Inc (a)(b)                           20,150         1,490,899
                                                           --------------
                                                               4,295,764
                                                           --------------
Food - Meat Products (0.50%)
Hormel Foods Corp                               35,900         1,296,349
                                                           --------------

Food - Miscellaneous/Diversified (1.62%)
ConAgra Foods Inc                               46,400         1,213,360
HJ Heinz Co                                     55,600         2,344,096
McCormick & Co Inc/MD                           16,450           615,230
                                                           --------------
                                                               4,172,686
                                                           --------------
Garden Products (0.71%)
Toro Co                                         42,250         1,823,510
                                                           --------------


Health Care Cost Containment (0.34%)
Healthspring Inc (a)(b)                         44,050           887,167
                                                           --------------

Hotels & Motels (1.80%)
Choice Hotels International Inc                 37,850         1,586,672
Starwood Hotels & Resorts Worldwide Inc         51,300         3,064,662
                                                           --------------
                                                               4,651,334
                                                           --------------
Human Resources (1.03%)
Manpower Inc                                    39,050         2,646,419
                                                           --------------

Industrial Automation & Robots (0.64%)
Rockwell Automation Inc                         26,550         1,646,100
                                                           --------------

Industrial Gases (0.69%)
Airgas Inc                                      47,000         1,777,070
                                                           --------------

Internet Infrastructure Software (0.46%)
Akamai Technologies Inc (a)(b)                  25,100         1,176,186
                                                           --------------

Internet Security (1.26%)
McAfee Inc (a)                                  70,200         2,030,886
VeriSign Inc (a)(b)                             58,700         1,213,916
                                                           --------------
                                                               3,244,802
                                                           --------------
Internet Telephony (0.30%)
j2 Global Communications Inc (a)(b)             28,600           784,784
                                                           --------------

Investment Management
& Advisory Services (1.28%)
Blackrock, Inc. (b)                             13,500         2,036,340
T Rowe Price Group Inc                          26,950         1,275,005
                                                           --------------
                                                               3,311,345
                                                           --------------
Machinery - Construction & Mining (0.32%)
Terex Corp (a)                                  15,900           822,984
                                                           --------------

Machinery - Pumps (0.64%)
Graco Inc                                       40,600         1,654,856
                                                           --------------

Medical - Biomedical/Gene (1.93%)
Biogen Idec Inc (a)                             44,200         2,103,920
Celgene Corp (a)(b)                             53,850         2,877,744
                                                           --------------
                                                               4,981,664
                                                           --------------
Medical - Drugs (2.94%)
Allergan Inc (b)                                18,310         2,114,805
Cephalon Inc (a)(b)                             25,700         1,803,626
Forest Laboratories Inc (a)                     39,650         1,940,471
King Pharmaceuticals Inc (a)                   102,100         1,708,133
                                                           --------------
                                                               7,567,035
                                                           --------------
Medical - HMO (2.60%)
Health Net Inc (a)                              44,100         1,830,591
Humana Inc (a)                                  49,700         2,982,000
Sierra Health Services Inc (a)(b)               28,550           977,552
WellCare Health Plans Inc (a)(b)                15,350           901,812
                                                           --------------
                                                               6,691,955
                                                           --------------
Medical - Wholesale Drug
Distribution (0.87%)
AmerisourceBergen Corp                          47,500         2,242,000
                                                           --------------


Medical Instruments (0.46%)
Edwards Lifesciences Corp (a)                   27,850         1,195,600
                                                           --------------

Medical Laboratory
& Testing Service (1.68%)
Laboratory Corp of America Holdings(a)(b)      43,700         2,993,013
Quest Diagnostics Inc                           26,780         1,332,037
                                                           --------------
                                                               4,325,050
                                                           --------------
Medical Products (1.51%)
Henry Schein Inc (a)                            47,800         2,375,182
Mentor Corp (b)                                 15,250           713,700
West Pharmaceutical Services Inc (b)            19,150           805,066
                                                           --------------
                                                               3,893,948
                                                           --------------
Metal - Copper (1.00%)
Phelps Dodge Corp                               13,750         1,380,225
Southern Copper Corp (b)                        23,300         1,197,154
                                                           --------------
                                                               2,577,379
                                                           --------------
Metal - Diversified (0.54%)
Freeport-McMoRan Copper & Gold Inc              23,150         1,400,112
                                                           --------------

Metal Processors & Fabrication (0.54%)
Precision Castparts Corp                        20,450         1,391,827
                                                           --------------

Motorcycle/Motor Scooter (1.32%)
Harley-Davidson Inc                             49,700         3,410,911
                                                           --------------

Multi-Line Insurance (0.59%)
Assurant Inc                                    28,950         1,524,507
                                                           --------------

Networking Products (0.29%)
Juniper Networks Inc (a)(b)                     43,450           748,209
                                                           --------------

Non-Hazardous Waste Disposal (0.41%)
Republic Services Inc                           25,950         1,064,210
                                                           --------------

Oil - Field Services (1.93%)
Helix Energy Solutions Group Inc (a)(b)         29,450           951,235
SEACOR Holdings Inc (a)(b)                      14,550         1,301,934
Superior Energy Services (a)(b)                 40,400         1,264,520
Tetra Technologies Inc (a)                      56,600         1,465,940
                                                           --------------
                                                               4,983,629
                                                           --------------
Oil & Gas Drilling (0.52%)
Patterson-UTI Energy Inc (b)                    58,300         1,352,560
                                                           --------------

Oil Company
- Exploration & Production (1.78%)
Cimarex Energy Co                               38,150         1,374,163
Unit Corp (a)                                   27,400         1,271,086
XTO Energy Inc                                  41,800         1,950,388
                                                           --------------
                                                               4,595,637
                                                           --------------
Oil Company - Integrated (0.47%)
Hess Corp (b)                                   28,850         1,223,240
                                                           --------------

Oil Refining & Marketing (1.65%)
Frontier Oil Corp                               53,200         1,564,080
Holly Corp                                      21,150         1,005,894
Tesoro Corp (b)                                 26,250         1,678,425
                                                           --------------
                                                               4,248,399
                                                           --------------

Publishing - Books (0.40%)
John Wiley & Sons Inc                           29,250         1,032,525
                                                           --------------

Real Estate Magagement & Services (0.67%)
CB Richard Ellis Group Inc (a)                  57,700         1,732,731
                                                           --------------

Regional Banks (0.66%)
Comerica Inc                                    29,250         1,702,057
                                                           --------------

REITS - Hotels (1.04%)
FelCor Lodging Trust Inc                        80,200         1,664,952
Host Hotels & Resorts Inc                       44,500         1,026,170
                                                           --------------
                                                               2,691,122
                                                           --------------
REITS - Mortgage (0.98%)
CapitalSource Inc (b)                           50,550         1,402,257
New Century Financial Corp (b)                  28,850         1,136,113
                                                           --------------
                                                               2,538,370
                                                           --------------
Retail - Apparel & Shoe (2.90%)
Abercrombie & Fitch Co                          14,050         1,076,932
American Eagle Outfitters                       46,650         2,136,570
AnnTaylor Stores Corp (a)                       29,400         1,294,188
Nordstrom Inc                                   62,800         2,973,580
                                                           --------------
                                                               7,481,270
                                                           --------------
Retail - Automobile (0.62%)
Carmax Inc (a)(b)                               35,800         1,585,940
                                                           --------------

Retail - Catalog Shopping (0.68%)
MSC Industrial Direct Co                        42,700         1,747,284
                                                           --------------

Retail - Discount (2.34%)
Big Lots Inc (a)(b)                             57,000         1,201,560
Dollar Tree Stores Inc (a)                      32,050           996,434
Family Dollar Stores Inc                        21,500           633,175
TJX Cos Inc                                    110,200         3,190,290
                                                           --------------
                                                               6,021,459
                                                           --------------
Retail - Major Department Store (1.12%)
JC Penney Co Inc                                38,350         2,885,070
                                                           --------------

Retail - Office Supplies (1.55%)
Office Depot Inc (a)                            74,750         3,138,752
OfficeMax Inc (b)                               17,950           854,061
                                                           --------------
                                                               3,992,813
                                                           --------------
Retail - Restaurants (1.77%)
Brinker International Inc                       21,150           981,994
Darden Restaurants Inc                          41,200         1,726,280
Yum! Brands Inc                                 31,000         1,843,260
                                                           --------------
                                                               4,551,534
                                                           --------------
Retail - Sporting Goods (0.62%)
Dick's Sporting Goods Inc (a)(b)                32,350         1,609,736
                                                           --------------

Schools (0.66%)
Laureate Education Inc (a)                      32,150         1,694,948
                                                           --------------

Seismic Data Collection (0.53%)
Veritas DGC Inc (a)(b)                          19,150         1,378,992
                                                           --------------

Semiconductor Component
- Integrated Circuits (1.62%)
Analog Devices Inc                              54,800         1,743,736
Emulex Corp (a)                                 27,200           511,360
Maxim Integrated Products Inc                   64,100         1,923,641
                                                           --------------
                                                               4,178,737
                                                           --------------
Semiconductor Equipment (1.16%)
Lam Research Corp (a)                           60,350         2,984,308
                                                           --------------

Steel - Producers (0.88%)
Steel Dynamics Inc (b)                          19,200         1,154,112
United States Steel Corp                        16,450         1,112,020
                                                           --------------
                                                               2,266,132
                                                           --------------
Telecommunication Equipment (1.06%)
Adtran Inc                                      73,850         1,708,889
Harris Corp                                     23,950         1,020,270
                                                           --------------
                                                               2,729,159
                                                           --------------
Telephone - Integrated (0.35%)
Windstream Corp                                 66,250           908,950
                                                           --------------

Transport - Marine (0.59%)
Overseas Shipholding Group                      24,250         1,516,838
                                                           --------------

Transport - Rail (0.83%)
CSX Corp                                        60,000         2,140,200
                                                           --------------

Transport - Services (1.82%)
CH Robinson Worldwide Inc                       49,000         2,045,260
Expeditors International
Washington Inc (b)                              26,750         1,268,218
Ryder System Inc                                26,050         1,371,532
                                                           --------------
                                                               4,685,010
                                                           --------------
Wireless Equipment (1.16%)
American Tower Corp (a)                         82,900         2,986,058
                                                           --------------
TOTAL COMMON STOCKS                                     $    257,521,755
                                                           --------------
                                           Principal
                                             Amount            Value
                                          ------------- -- --------------
MONEY MARKET FUNDS (19.61%)
Money Center Banks (19.61%)
BNY Institutional Cash Reserve Fund (c)     50,550,000        50,550,000
                                                           --------------
TOTAL MONEY MARKET FUNDS                                $     50,550,000
                                                           --------------
Total Investments                                       $    308,071,755
Liabilities in Excess of .
Other Assets, Net - (19.50)%                                 (50,266,006)
                                                           --------------
TOTAL NET ASSETS - 100.00%                              $    257,805,749
                                                           ==============
                                                           --------------

                                                           ==============

(a) Non-Income Producing Security

(b) Security or a portion of the security was on loan at the end of the period.

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        31,014,334
Unrealized Depreciation                                        (7,083,227)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                      23,931,107
Cost for federal income tax purposes                           284,140,648


Portfolio Summary (unaudited)
---------------------------------------------------- -----------------------
Sector                                                              Percent
---------------------------------------------------- -----------------------
Financial                                                            29.09%
Consumer, Non-cyclical                                               21.86%
Consumer, Cyclical                                                   18.15%
Technology                                                           15.91%
Industrial                                                           14.24%
Communications                                                        7.90%
Energy                                                                7.32%
Basic Materials                                                       3.87%
Utilities                                                             1.16%
Liabilities in Excess of Other Assets, Net                        (-19.50%)
                                                     -----------------------
TOTAL NET ASSETS                                                    100.00%
                                                     =======================


Schedule of Investments
October 31, 2006
Partners MidCap Value Fund
                                               Shares
                                                Held             Value
                                            ------------- -- --------------
COMMON STOCKS (99.02%)
Advertising Services (0.38%)
RH Donnelley Corp (a)(b)                          42,700  $      2,571,394
                                                             --------------

Aerospace & Defense (0.48%)
Empresa Brasileira de
Aeronautica SA ADR (a)                            76,878         3,200,431
                                                             --------------

Apparel Manufacturers (0.09%)
Jones Apparel Group Inc                           17,400           581,160
                                                             --------------

Appliances (0.86%)
Whirlpool Corp (a)                                66,405         5,772,587
                                                             --------------

Auto/Truck Parts & Equipment
- Original (1.60%)
ArvinMeritor Inc (a)                              55,800           838,116
Autoliv Inc                                       65,500         3,724,985
Johnson Controls Inc (a)                          50,296         4,101,136
TRW Automotive Holdings Corp (a)(b)               79,900         2,049,435
                                                             --------------
                                                                10,713,672
                                                             --------------
Beverages - Non-Alcoholic (0.82%)
Coca-Cola Enterprises Inc (a)                    189,400         3,793,682
Pepsi Bottling Group Inc                          18,600           588,132
PepsiAmericas Inc (a)                             55,300         1,130,885
                                                             --------------
                                                                 5,512,699
                                                             --------------
Beverages - Wine & Spirits (0.76%)
Constellation Brands Inc (b)                     184,431         5,070,008
                                                             --------------

Brewery (0.40%)
Molson Coors Brewing Co                           38,000         2,704,840
                                                             --------------

Building - Heavy Construction (0.50%)
Chicago Bridge & Iron Co NV                      125,096         3,072,358
Washington Group International Inc                 5,200           294,424
                                                             --------------
                                                                 3,366,782
                                                             --------------
Building - Residential
& Commercial (4.96%)
Beazer Homes USA Inc (a)                          46,690         2,023,545
Centex Corp                                       87,488         4,575,622
Hovnanian Enterprises Inc (a)(b)                 148,754         4,589,061
KB Home                                          129,239         5,808,001
Lennar Corp                                      104,800         4,975,904
Meritage Homes Corp (a)(b)                       108,800         4,980,864
NVR Inc (a)(b)                                     8,551         4,801,386
Ryland Group Inc                                  32,600         1,497,318
                                                             --------------
                                                                33,251,701
                                                             --------------
Building & Construction Products
- Miscellaneous (0.25%)
USG Corp (a)(b)                                   34,800         1,701,372
                                                             --------------

Building Products
- Cement & Aggregate (0.20%)
Texas Industries Inc                              22,100         1,372,410
                                                             --------------


Building Products - Wood (0.52%)
Masco Corp                                       125,500         3,470,075
                                                             --------------

Chemicals - Diversified (2.44%)
FMC Corp                                          30,300         2,077,065
Huntsman Corp. (b)                                55,700           961,939
Lyondell Chemical Co (a)                         149,200         3,829,964
PPG Industries Inc                                67,900         4,644,360
Rockwood Holdings Inc (b)                         24,500           571,095
Rohm & Haas Co                                    82,900         4,295,878
                                                             --------------
                                                                16,380,301
                                                             --------------
Chemicals - Specialty (1.58%)
Albemarle Corp                                    42,900         2,789,787
Eastman Chemical Co (a)                           36,200         2,205,304
Lubrizol Corp                                     73,300         3,298,500
OM Group Inc (a)(b)                               40,549         2,311,293
                                                             --------------
                                                                10,604,884
                                                             --------------
Coal (0.80%)
Arch Coal Inc (a)                                 95,103         3,293,417
Peabody Energy Corp                               49,078         2,059,804
                                                             --------------
                                                                 5,353,221
                                                             --------------
Commercial Banks (4.84%)
AmSouth Bancorp (a)                              130,100         3,931,622
Colonial BancGroup Inc/The                       120,100         2,863,184
Compass Bancshares Inc (a)                        74,000         4,163,240
East West Bancorp Inc                             31,900         1,164,669
Fulton Financial Corp (a)                         39,658           634,925
M&T Bank Corp (a)                                 37,100         4,519,151
Marshall & Ilsley Corp (a)                        57,200         2,742,168
Popular Inc (a)                                   35,300           642,107
Sky Financial Group Inc (a)                       46,730         1,170,587
South Financial Group Inc/The                     57,100         1,514,863
TD Banknorth Inc                                  24,730           731,513
UnionBanCal Corp                                  55,800         3,212,964
Whitney Holding Corp (a)                          23,079           753,760
Zions Bancorporation                              55,200         4,438,080
                                                             --------------
                                                                32,482,833
                                                             --------------
Computer Services (1.46%)
Computer Sciences Corp (a)(b)                     77,700         4,106,445
Electronic Data Systems Corp                     126,600         3,206,778
Unisys Corp (b)                                  375,100         2,453,154
                                                             --------------
                                                                 9,766,377
                                                             --------------
Computers - Peripheral Equipment (0.91%)
Lexmark International Inc (b)                     95,631         6,081,175
                                                             --------------

Consulting Services (0.04%)
Watson Wyatt Worldwide Inc                         5,800           261,870
                                                             --------------

Distribution & Wholesale (0.65%)
Genuine Parts Co                                  78,100         3,555,112
Ingram Micro Inc (b)                              37,700           776,997
                                                             --------------
                                                                 4,332,109
                                                             --------------
Diversified Manufacturing
Operations (3.73%)
Brink's Co/The                                    30,300         1,590,447
Eaton Corp                                       121,545         8,803,504
Ingersoll-Rand Co Ltd                             75,504         2,771,752
ITT Corp                                          65,300         3,551,667

Diversified Manufacturing Operations
Parker Hannifin Corp                              50,200         4,198,226
Teleflex Inc                                      25,400         1,579,880
Textron Inc                                       28,000         2,546,040
                                                             --------------
                                                                25,041,516
                                                             --------------
E-Commerce - Services (0.77%)
Expedia Inc (a)(b)                               133,672         2,172,170
IAC/InterActiveCorp (a)(b)                        96,300         2,983,374
                                                             --------------
                                                                 5,155,544
                                                             --------------
Electric - Integrated (7.65%)
American Electric Power Co Inc                   156,600         6,487,938
DPL Inc                                          198,596         5,703,677
DTE Energy Co (a)                                 38,800         1,762,684
Edison International                             272,812        12,123,765
Entergy Corp                                     104,300         8,952,069
Pepco Holdings Inc (a)                           149,000         3,787,580
SCANA Corp                                        67,000         2,677,320
TECO Energy Inc                                  167,600         2,763,724
TXU Corp                                         111,084         7,012,733
                                                             --------------
                                                                51,271,490
                                                             --------------
Electronic Components
- Miscellaneous (0.00%)
Benchmark Electronics Inc (b)                      1,200            31,860
                                                             --------------

Electronic Components
- Semiconductors (0.33%)
Conexant Systems Inc (a)(b)                       11,400            22,002
International Rectifier Corp (a)(b)               35,459         1,275,460
LSI Logic Corp (b)                                45,900           461,295
Spansion Inc (a)(b)                               30,500           434,930
                                                             --------------
                                                                 2,193,687
                                                             --------------
Electronic Design Automation (0.95%)
Cadence Design Systems Inc (a)(b)                146,000         2,607,560
Synopsys Inc (b)                                 166,000         3,736,660
                                                             --------------
                                                                 6,344,220
                                                             --------------
Electronics - Military (0.52%)
L-3 Communications Holdings Inc                   43,200         3,478,464
                                                             --------------

Engineering - Research
& Development Services (0.06%)
EMCOR Group Inc (b)                                6,600           390,390
                                                             --------------

Engines - Internal Combustion (0.44%)
Cummins Inc                                       23,200         2,945,936
                                                             --------------

Enterprise Software & Services (0.06%)
Novell Inc (b)                                    71,900           431,400
                                                             --------------

Fiduciary Banks (0.60%)
Northern Trust Corp                               60,300         3,540,816
Wilmington Trust Corp                             11,900           494,802
                                                             --------------
                                                                 4,035,618
                                                             --------------
Finance - Commercial (0.74%)
CIT Group Inc                                     95,800         4,986,390
                                                             --------------

Finance - Consumer Loans (0.14%)
Nelnet Inc (b)                                    31,800           936,192
                                                             --------------


Finance - Investment Banker
& Broker (1.97%)
Bear Stearns Cos Inc/The (a)                      46,144         6,983,894
Jefferies Group Inc                               96,800         2,781,064
Raymond James Financial Inc                      107,800         3,434,508
                                                             --------------
                                                                13,199,466
                                                             --------------
Finance - Mortgage Loan/Banker (1.07%)
IndyMac Bancorp Inc (a)                          147,983         6,725,827
Municipal Mortgage & Equity LLC (a)               15,700           435,361
                                                             --------------
                                                                 7,161,188
                                                             --------------
Financial Guarantee Insurance (0.78%)
PMI Group Inc/The (a)                            122,732         5,234,520
                                                             --------------

Food - Dairy Products (0.51%)
Dean Foods Co (b)                                 82,100         3,439,169
                                                             --------------

Food - Meat Products (0.82%)
Tyson Foods Inc                                  378,500         5,469,325
                                                             --------------

Food - Miscellaneous/Diversified (1.84%)
ConAgra Foods Inc                                213,900         5,593,485
HJ Heinz Co                                       91,200         3,844,992
McCormick & Co Inc/MD                             78,100         2,920,940
                                                             --------------
                                                                12,359,417
                                                             --------------
Food - Retail (0.70%)
Kroger Co/The                                    209,300         4,707,157
                                                             --------------

Food - Wholesale & Distribution (0.55%)
Supervalu Inc (a)                                110,000         3,674,000
                                                             --------------

Gas - Distribution (0.51%)
Sempra Energy (a)                                 65,000         3,447,600
                                                             --------------

Hospital Beds & Equipment (0.37%)
Hillenbrand Industries Inc                        42,500         2,493,900
                                                             --------------

Human Resources (0.25%)
Manpower Inc                                      24,900         1,687,473
                                                             --------------

Independent Power Producer (1.43%)
Mirant Corp (a)(b)                               203,112         6,006,022
NRG Energy Inc (a)(b)                             74,693         3,596,468
                                                             --------------
                                                                 9,602,490
                                                             --------------
Industrial Gases (0.84%)
Air Products & Chemicals Inc                      81,100         5,650,237
                                                             --------------

Instruments - Scientific (0.10%)
Fisher Scientific International Inc (b)            7,800           667,836
                                                             --------------

Insurance Brokers (0.60%)
AON Corp                                         116,500         4,053,035
                                                             --------------

Internet Security (0.44%)
Check Point Software Technologies (a)(b)         142,418         2,950,901
                                                             --------------


Investment Management
& Advisory Services (0.76%)
Ameriprise Financial Inc                          98,800         5,088,200
                                                             --------------

Life & Health Insurance (1.90%)
Cigna Corp                                        43,800         5,123,724
Nationwide Financial Services                     51,800         2,637,656
Protective Life Corp (a)                          49,200         2,177,100
Reinsurance Group of America Inc                   7,600           428,640
Stancorp Financial Group Inc                      51,900         2,371,311
                                                             --------------
                                                                12,738,431
                                                             --------------
Machinery - Construction & Mining (1.54%)
Joy Global Inc                                    32,738         1,280,383
Terex Corp (b)                                   175,306         9,073,839
                                                             --------------
                                                                10,354,222
                                                             --------------
Medical - Biomedical/Gene (0.19%)
Bio-Rad Laboratories Inc (b)                      17,000         1,248,140
                                                             --------------

Medical - Drugs (0.45%)
Shire PLC ADR                                     54,420         2,984,937
                                                             --------------

Medical - Generic Drugs (0.19%)
Watson Pharmaceuticals Inc (b)                    46,500         1,251,315
                                                             --------------

Medical - HMO (0.97%)
Aetna Inc                                        107,705         4,439,600
Coventry Health Care Inc (b)                      39,281         1,844,243
Magellan Health Services Inc (a)(b)                4,800           209,472
                                                             --------------
                                                                 6,493,315
                                                             --------------
Medical - Hospitals (0.41%)
LifePoint Hospitals Inc (a)(b)                    76,734         2,724,057
                                                             --------------

Medical - Wholesale Drug
Distribution (0.10%)
AmerisourceBergen Corp (a)                        14,400           679,680
                                                             --------------

Metal - Copper (0.53%)
Phelps Dodge Corp                                 35,240         3,537,391
                                                             --------------

Metal - Diversified (0.46%)
Freeport-McMoRan Copper & Gold Inc (a)            50,500         3,054,240
                                                             --------------

Metal Processors & Fabrication (0.99%)
Timken Co                                        221,088         6,643,694
                                                             --------------

Motion Pictures & Services (0.08%)
DreamWorks Animation SKG Inc (a)(b)               21,500           568,675
                                                             --------------

Motorcycle/Motor Scooter (0.64%)
Harley-Davidson Inc (a)                           62,464         4,286,904
                                                             --------------

Multi-Line Insurance (1.50%)
CNA Financial Corp (b)                            81,700         3,059,665
HCC Insurance Holdings Inc (a)                    88,700         2,985,642
Old Republic International Corp                  155,600         3,505,668
Unitrin Inc                                       11,800           506,574
                                                             --------------
                                                                10,057,549
                                                             --------------

Non-Hazardous Waste Disposal (0.31%)
Republic Services Inc (a)                         51,000         2,091,510
                                                             --------------

Oil - Field Services (0.86%)
Oceaneering International Inc (b)                 81,100         2,918,789
Oil States International Inc (a)(b)               98,600         2,863,344
                                                             --------------
                                                                 5,782,133
                                                             --------------
Oil & Gas Drilling (0.43%)
Noble Corp (a)                                    41,400         2,902,140
                                                             --------------

Oil Company - Exploration
& Production (3.89%)
Canadian Natural Resources Ltd (a)                45,217         2,358,066
Chesapeake Energy Corp (a)                       167,500         5,433,700
Cimarex Energy Co                                 72,500         2,611,450
Denbury Resources Inc (b)                         79,807         2,293,653
Newfield Exploration Co (b)                       96,800         3,948,472
Quicksilver Resources Inc (b)                     55,699         1,909,362
Southwestern Energy Co (a)(b)                     42,487         1,511,687
Talisman Energy Inc                              229,460         3,788,385
XTO Energy Inc (a)                                47,939         2,236,834
                                                             --------------
                                                                26,091,609
                                                             --------------
Oil Company - Integrated (0.62%)
Hess Corp (a)                                     98,000         4,155,200
                                                             --------------

Oil Refining & Marketing (1.80%)
Alon USA Energy Inc (a)                           33,900           951,573
Frontier Oil Corp (a)                             48,900         1,437,660
Sunoco Inc                                       119,726         7,917,480
Tesoro Corp (a)                                   17,000         1,086,980
Western Refining Inc (a)                          27,500           647,900
                                                             --------------
                                                                12,041,593
                                                             --------------
Paper & Related Products (0.45%)
Temple-Inland Inc                                 76,400         3,013,216
                                                             --------------

Pharmacy Services (0.32%)
Omnicare Inc (a)                                  56,628         2,145,069
                                                             --------------

Photo Equipment & Supplies (0.20%)
Eastman Kodak Co                                  56,000         1,366,400
                                                             --------------

Pipelines (1.35%)
National Fuel Gas Co                             154,831         5,790,679
Williams Cos Inc                                 132,414         3,234,874
                                                             --------------
                                                                 9,025,553
                                                             --------------
Printing - Commercial (0.63%)
RR Donnelley & Sons Co                           124,100         4,202,026
                                                             --------------

Property & Casualty Insurance (1.43%)
First American Corp (a)                           72,400         2,956,092
Mercury General Corp                              16,500           854,205
Safeco Corp                                       34,800         2,025,012
WR Berkley Corp (a)                              101,200         3,730,232
                                                             --------------
                                                                 9,565,541
                                                             --------------
Publishing - Newspapers (0.27%)
Washington Post Co/The                             2,400         1,807,440
                                                             --------------


Regional Banks (0.58%)
Comerica Inc                                      66,800         3,887,092
                                                             --------------

Reinsurance (0.83%)
Endurance Specialty Holdings Ltd                 156,002         5,561,471
                                                             --------------

REITS - Apartments (0.46%)
Archstone-Smith Trust                             51,000         3,070,710
                                                             --------------

REITS - Diversified (2.51%)
Colonial Properties Trust                        114,705         5,779,985
Duke Realty Corp                                  94,900         3,801,694
iStar Financial Inc                              156,785         7,263,849
                                                             --------------
                                                                16,845,528
                                                             --------------
REITS - Healthcare (1.24%)
Health Care Property Investors Inc                74,500         2,339,300
Health Care REIT Inc                               5,100           210,528
Ventas Inc (a)                                   147,900         5,765,142
                                                             --------------
                                                                 8,314,970
                                                             --------------
REITS - Hotels (0.56%)
FelCor Lodging Trust Inc                          42,700           886,452
Hospitality Properties Trust                      58,900         2,854,294
                                                             --------------
                                                                 3,740,746
                                                             --------------
REITS - Mortgage (0.96%)
Annaly Capital Management Inc                    180,700         2,370,784
CapitalSource Inc (a)                             98,400         2,729,616
New Century Financial Corp (a)                    33,100         1,303,478
                                                             --------------
                                                                 6,403,878
                                                             --------------
REITS - Office Property (1.24%)
Equity Office Properties Trust (a)               124,100         5,274,250
HRPT Properties Trust (a)                        195,500         2,326,450
Mack-Cali Realty Corp (a)                         14,100           745,890
                                                             --------------
                                                                 8,346,590
                                                             --------------
REITS - Shopping Centers (1.31%)
Developers Diversified Realty Corp (a)           100,875         6,143,288
Regency Centers Corp                              36,800         2,655,488
                                                             --------------
                                                                 8,798,776
                                                             --------------
REITS - Single Tenant (0.00%)
National Retail Properties Inc                     1,400            31,458
                                                             --------------

REITS - Warehouse & Industrial (1.01%)
First Industrial Realty Trust Inc                141,941         6,525,028
Prologis                                           3,600           227,772
                                                             --------------
                                                                 6,752,800
                                                             --------------
Rental - Auto & Equipment (0.78%)
United Rentals Inc (a)(b)                        222,127         5,262,189
                                                             --------------

Retail - Apparel & Shoe (1.27%)
AnnTaylor Stores Corp (b)                         62,600         2,755,652
Foot Locker Inc                                   83,200         1,929,408
Ross Stores Inc                                  129,534         3,812,186
                                                             --------------
                                                                 8,497,246
                                                             --------------
Retail - Auto Parts (0.32%)
Advance Auto Parts Inc (a)                        60,769         2,128,130
                                                             --------------


Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc (a)                       57,900         1,562,142
                                                             --------------

Retail - Discount (0.72%)
Family Dollar Stores Inc (a)                      49,300         1,451,885
TJX Cos Inc                                      117,482         3,401,104
                                                             --------------
                                                                 4,852,989
                                                             --------------
Savings & Loans - Thrifts (0.62%)
Hudson City Bancorp Inc                          136,634         1,875,985
New York Community Bancorp Inc                   140,000         2,289,000
                                                             --------------
                                                                 4,164,985
                                                             --------------
Semiconductor Component
- Integrated Circuits (0.19%)
Atmel Corp (b)                                   225,600         1,297,200
                                                             --------------

Semiconductor Equipment (0.04%)
MKS Instruments Inc (b)                           11,800           255,470
                                                             --------------

Steel - Producers (0.81%)
Chaparral Steel Co                                14,300           594,737
Reliance Steel & Aluminum Co (a)                  28,700           985,845
United States Steel Corp                          56,800         3,839,680
                                                             --------------
                                                                 5,420,262
                                                             --------------
Telecommunication Equipment (1.28%)
Arris Group Inc (b)                              369,018         4,944,841
Tellabs Inc (b)                                  277,077         2,920,392
Utstarcom Inc (a)(b)                              69,000           743,130
                                                             --------------
                                                                 8,608,363
                                                             --------------
Telecommunication Equipment
- Fiber Optics (0.21%)
Ciena Corp (a)(b)                                 61,157         1,437,801
                                                             --------------

Telephone - Integrated (1.15%)
Qwest Communications
International Inc (a)(b)                         631,500         5,449,845
Telephone & Data Systems Inc                      45,800         2,237,330
                                                             --------------
                                                                 7,687,175
                                                             --------------
Toys (1.03%)
Hasbro Inc                                       146,800         3,805,056
Mattel Inc                                       136,100         3,079,943
                                                             --------------
                                                                 6,884,999
                                                             --------------
Transport - Marine (0.98%)
Frontline Ltd (a)                                 58,080         2,197,167
Ship Finance International Ltd (a)               207,973         4,381,991
                                                             --------------
                                                                 6,579,158
                                                             --------------
Transport - Rail (0.82%)
CSX Corp                                         154,200         5,500,314
                                                             --------------

Transport - Services (0.26%)
Laidlaw International Inc                         60,000         1,740,600
                                                             --------------

Transport - Truck (0.37%)
Heartland Express Inc (a)                         88,900         1,451,737
YRC Worldwide Inc (a)(b)                          25,700           995,618
                                                             --------------
                                                                 2,447,355
                                                             --------------
Vitamins & Nutrition Products (0.66%)
NBTY Inc (b)                                     160,024         4,451,867
                                                             --------------
TOTAL COMMON STOCKS                                       $    664,024,766
                                                             --------------

                                             Principal
                                               Amount            Value
                                            ------------- -- --------------
MONEY MARKET FUNDS (21.77%)
Money Center Banks (21.77%)
BNY Institutional Cash Reserve Fund (c)      146,001,000       146,001,000
                                                             --------------
TOTAL MONEY MARKET FUNDS                                  $    146,001,000
                                                             --------------
Total Investments                                         $    810,025,766
Liabilities in Excess
of Other Assets, Net - (20.79)%                             (139,399,020)
                                                             --------------
TOTAL NET ASSETS - 100.00%                                $    670,626,746
                                                             ==============
                                                             --------------

                                                             ==============

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $        66,351,100
Unrealized Depreciation                                          (17,201,575)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                         49,149,525
Cost for federal income tax purposes                              760,876,241


Portfolio Summary (unaudited)
------------------------------------------------------- -----------------------
Sector                                                                 Percent
------------------------------------------------------- -----------------------
Financial                                                               49.43%
Consumer, Cyclical                                                      12.44%
Industrial                                                              12.29%
Consumer, Non-cyclical                                                  11.75%
Energy                                                                   9.74%
Utilities                                                                9.59%
Basic Materials                                                          7.11%
Communications                                                           4.51%
Technology                                                               3.93%
Liabilities in Excess of Other Assets, Net                           (-20.79%)
                                                        -----------------------
TOTAL NET ASSETS                                                       100.00%
                                                        =======================


Schedule of Investments
October 31, 2006
Partners SmallCap Growth Fund II
                                         Shares
                                          Held             Value
                                         ---------- -- --------------
COMMON STOCKS (95.51%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                         12,611  $        520,204
                                                       --------------

Aerospace & Defense Equipment (1.77%)
AAR Corp (a)(b)                            142,678         3,715,335
BE Aerospace Inc (a)(b)                    247,530         6,257,558
DRS Technologies Inc                        26,857         1,187,617
                                                       --------------
                                                          11,160,510
                                                       --------------
Apparel Manufacturers (1.13%)
Guess ? Inc (b)                             21,250         1,210,187
Phillips-Van Heusen                        128,402         5,875,676
                                                       --------------
                                                           7,085,863
                                                       --------------
Applications Software (1.92%)
Applix Inc (b)                              60,495           640,642
Nuance Communications Inc (a)(b)           315,764         3,643,917
PDF Solutions Inc (a)(b)                    35,510           502,466
Progress Software Corp (b)                 114,023         3,282,722
VA Software Corp (a)(b)                    279,740         1,132,947
Verint Systems Inc (a)(b)                   87,882         2,877,257
                                                       --------------
                                                          12,079,951
                                                       --------------
Athletic Equipment (0.27%)
Nautilus Inc (a)                           120,819         1,707,172
                                                       --------------

Batteries & Battery Systems (0.24%)
Energy Conversion Devices Inc (a)(b)        41,190         1,515,380
                                                       --------------

Building - Heavy Construction (0.06%)
Infrasource Services Inc (b)                19,700           385,529
                                                       --------------

Building - Residential & Commercial (0.45
Hovnanian Enterprises Inc (a)(b)            50,558         1,559,714
Technical Olympic USA Inc (a)              113,824         1,263,447
                                                       --------------
                                                           2,823,161
                                                       --------------
Building & Construction
- Miscellaneous (0.17%)
Layne Christensen Co (a)(b)                 37,100         1,093,337
                                                       --------------

Building & Construction Products
- Miscellaneous (0.14%)
Drew Industries Inc (a)(b)                  32,932           894,104
                                                       --------------

Building Products - Air & Heating (0.19%)
Comfort Systems USA Inc                    102,733         1,192,730
                                                       --------------

Building Products
- Light Fixtures (0.67%)
Genlyte Group Inc (b)                       54,350         4,199,081
                                                       --------------

Chemicals - Other (0.11%)
American Vanguard Corp (a)                  45,097           713,435
                                                       --------------


Chemicals - Plastics (0.16%)
Landec Corp (b)                            103,531           979,403
                                                       --------------

Circuit Boards (0.13%)
Merix Corp (a)(b)                           92,888           835,992
                                                       --------------

Coffee (0.14%)
Peet's Coffee & Tea Inc (a)(b)              32,630           872,853
                                                       --------------

Commercial Banks (2.47%)
AmericanWest Bancorp                        33,004           690,444
Prosperity Bancshares Inc                   88,400         3,066,596
Seacoast Banking Corp of Florida (a)        58,153         1,543,962
SVB Financial Group (a)(b)                  19,000           874,380
Texas Capital Bancshares Inc (b)            93,969         1,883,139
UCBH Holdings Inc (a)                      213,781         3,664,206
United Community Banks Inc/GA               22,011           692,026
Virginia Commerce Bancorp (a)(b)            35,000           712,600
Wilshire Bancorp Inc                       123,860         2,449,951
                                                       --------------
                                                          15,577,304
                                                       --------------
Commercial Services (1.57%)
ExlService Holdings Inc (a)(b)               7,200           149,760
HMS Holdings Corp (a)(b)                    61,974           851,523
PeopleSupport Inc (b)                        7,400           144,966
Providence Service Corp/The (a)(b)          99,552         2,736,684
TeleTech Holdings Inc (a)(b)               186,000         3,610,260
WNS Holdings Ltd ADR (b)                    79,400         2,362,150
                                                       --------------
                                                           9,855,343
                                                       --------------
Commercial Services - Finance (0.35%)
Bankrate Inc (a)(b)                         69,800         2,230,110
                                                       --------------

Communications Software (0.64%)
DivX Inc (a)(b)                             21,100           481,924
Smith Micro Software Inc (a)(b)            208,694         3,549,885
                                                       --------------
                                                           4,031,809
                                                       --------------
Computer Aided Design (0.51%)
Ansys Inc (b)                               69,315         3,188,490
                                                       --------------

Computer Services (2.06%)
CACI International Inc (a)(b)               70,699         4,068,020
Cognizant Technology Solutions Corp (b)     64,100         4,825,448
Factset Research Systems Inc                61,829         3,147,096
LivePerson Inc (b)                         166,712           928,586
                                                       --------------
                                                          12,969,150
                                                       --------------
Computers - Integrated Systems (0.47%)
Micros Systems Inc (b)                      22,977         1,141,497
Radisys Corp (a)(b)                         97,324         1,783,949
                                                       --------------
                                                           2,925,446
                                                       --------------
Computers - Memory Devices (0.09%)
Komag Inc (a)(b)                            14,900           569,925
                                                       --------------

Computers - Peripheral Equipment (0.10%)
Rimage Corp (b)                             27,145           649,851
                                                       --------------

Consulting Services (0.96%)
CRA International Inc (b)                   73,086         3,714,961
Diamond Management
& Technology Consultants Inc               166,788         1,807,982
Consulting Services
Navigant Consulting Inc (a)(b)              30,200           537,862
                                                       --------------
                                                           6,060,805
                                                       --------------
Consumer Products - Miscellaneous (0.66%)
Central Garden and Pet Co (b)               83,272         4,161,102
                                                       --------------

Cosmetics & Toiletries (0.23%)
Bare Escentuals Inc (a)(b)                  46,300         1,418,169
                                                       --------------

Data Processing & Management (0.28%)
Commvault Systems Inc (b)                   24,900           444,963
Fair Isaac Corp                             35,463         1,299,010
                                                       --------------
                                                           1,743,973
                                                       --------------
Decision Support Software (0.58%)
Interactive Intelligence Inc (a)(b)         80,740         1,437,172
SPSS Inc (a)(b)                             79,924         2,211,497
                                                       --------------
                                                           3,648,669
                                                       --------------
Diagnostic Equipment (0.72%)
BioVeris Corp (b)                           46,323           445,164
Gen-Probe Inc (b)                           85,887         4,111,411
                                                       --------------
                                                           4,556,575
                                                       --------------
Diagnostic Kits (0.19%)
Meridian Bioscience Inc                     52,889         1,219,091
                                                       --------------

Distribution & Wholesale (1.59%)
Beacon Roofing Supply Inc (a)(b)            69,145         1,369,071
LKQ Corp (a)(b)                            126,023         2,916,172
WESCO International Inc (a)(b)              88,000         5,743,760
                                                       --------------
                                                          10,029,003
                                                       --------------
Diversified Manufacturing
Operations (1.35%)
Ameron International Corp                   14,014         1,026,525
ESCO Technologies Inc (a)(b)               172,499         7,489,907
                                                       --------------
                                                           8,516,432
                                                       --------------
Drug Delivery Systems (0.28%)
Penwest Pharmaceuticals Co (a)(b)           99,555         1,764,115
                                                       --------------

E-Commerce - Products (1.05%)
Nutri/System Inc (a)(b)                    107,289         6,617,586
                                                       --------------

Educational Software (1.03%)
Blackboard Inc (a)(b)                      192,899         5,345,231
SkillSoft PLC ADR (b)                      181,161         1,146,749
                                                       --------------
                                                           6,491,980
                                                       --------------
Electric Products - Miscellaneous (0.12%)
Lamson & Sessions Co/The (a)(b)             35,203           770,242
                                                       --------------

Electronic Components
- Miscellaneous (1.45%)
Benchmark Electronics Inc (b)              176,005         4,672,933
Rogers Corp (a)(b)                          14,593         1,021,072
Technitrol Inc                             134,900         3,402,178
                                                       --------------
                                                           9,096,183
                                                       --------------
Electronic Components
- Semiconductors (1.84%)
Cree Inc (a)(b)                             36,506           802,767
Diodes Inc (a)(b)                           66,200         2,915,448
Fairchild Semiconductor
International Inc (b)                       46,100           742,671
Microsemi Corp (a)(b)                      216,953         4,252,279
Electronic Components - Semiconductors
Silicon Image Inc (b)                      240,894         2,849,776
                                                       --------------
                                                          11,562,941
                                                       --------------
Electronic Design Automation (0.35%)
Ansoft Corp (b)                             82,542         2,200,570
                                                       --------------

Electronic Measurement Instruments (0.31%
Analogic Corp                               22,094         1,233,066
Measurement Specialties Inc (a)(b)          32,618           713,356
                                                       --------------
                                                           1,946,422
                                                       --------------
Electronic Security Devices (0.55%)
American Science & Engineering Inc (a)(b)   27,300         1,436,799
Taser International Inc (a)(b)             217,391         2,023,910
                                                       --------------
                                                           3,460,709
                                                       --------------
E-Marketing & Information (0.41%)
24/7 Real Media Inc (a)(b)                 257,716         2,551,388
                                                       --------------

Energy - Alternate Sources (0.20%)
Evergreen Energy Inc (a)(b)                 97,449         1,252,220
                                                       --------------

Engineering - Research & Development Serv
EMCOR Group Inc (b)                         70,261         4,155,938
                                                       --------------

Enterprise Software & Services (2.25%)
Concur Technologies Inc (a)(b)              82,172         1,309,822
Hyperion Solutions Corp (b)                 42,300         1,582,020
Neoware Inc (a)(b)                         198,617         2,377,445
Omnicell Inc (a)(b)                         98,747         1,849,531
Opnet Technologies Inc (b)                 218,010         3,187,306
Ultimate Software Group Inc (b)            155,244         3,840,737
                                                       --------------
                                                          14,146,861
                                                       --------------
Entertainment Software (0.77%)
THQ Inc (a)(b)                             160,492         4,825,994
                                                       --------------

E-Services - Consulting (1.71%)
Access Integrated Technologies Inc (a)(b)   89,155           948,609
Corillian Corp (b)                         297,159           882,562
Digital Insight Corp (a)(b)                106,802         3,287,366
GSI Commerce Inc (a)(b)                     58,200         1,049,346
Perficient Inc (a)(b)                      146,404         2,455,195
Saba Software Inc (b)                      144,907           857,849
WebSideStory Inc (a)(b)                     99,689         1,300,942
                                                       --------------
                                                          10,781,869
                                                       --------------
Fiduciary Banks (0.68%)
Investors Financial Services Corp          108,625         4,271,135
                                                       --------------

Finance - Consumer Loans (0.18%)
Portfolio Recovery Associates (a)(b)        24,753         1,153,985
                                                       --------------

Finance - Investment Banker
& Broker (0.18%)
Thomas Weisel Partners Group Inc (a)(b)     71,600         1,146,316
                                                       --------------

Firearms & Ammunition (0.51%)
Smith & Wesson Holding Corp (a)(b)         232,100         3,179,770
                                                       --------------


Food - Retail (0.22%)
Wild Oats Markets Inc (a)(b)                77,920         1,401,002
                                                       --------------

Food - Wholesale & Distribution (0.16%)
United Natural Foods Inc (a)(b)             28,993         1,011,856
                                                       --------------

Footwear & Related Apparel (1.33%)
CROCS Inc (a)(b)                           115,400         4,572,148
Iconix Brand Group Inc (a)(b)              204,506         3,811,992
                                                       --------------
                                                           8,384,140
                                                       --------------
Gambling (Non-Hotel) (0.25%)
Pinnacle Entertainment Inc (b)              52,800         1,597,728
                                                       --------------

Hotels & Motels (0.81%)
Home Inns & Hotels Management Inc ADR (b)   11,700           287,118
Orient-Express Hotels Ltd                  122,380         4,827,891
                                                       --------------
                                                           5,115,009
                                                       --------------
Housewares (0.31%)
Lifetime Brands Inc                         94,152         1,929,174
                                                       --------------

Human Resources (1.14%)
Kenexa Corp (b)                             89,774         2,884,438
Korn/Ferry International (a)(b)             45,562         1,007,376
Labor Ready Inc (b)                        186,321         3,262,481
                                                       --------------
                                                           7,154,295
                                                       --------------
Industrial Automation & Robots (0.62%)
Cognex Corp                                130,559         3,006,774
Gerber Scientific Inc (b)                   61,041           891,809
                                                       --------------
                                                           3,898,583
                                                       --------------
Industrial Gases (0.80%)
Airgas Inc                                 132,400         5,006,044
                                                       --------------

Instruments - Controls (0.13%)
Spectrum Control Inc (b)                    93,746           834,339
                                                       --------------

Insurance Brokers (0.04%)
eHealth Inc (a)(b)                          12,000           265,440
                                                       --------------

Internet Application Software (0.69%)
Cybersource Corp (a)(b)                    104,848         1,074,692
Interwoven Inc (a)(b)                       81,786         1,040,318
WebEx Communications Inc (a)(b)             58,507         2,249,594
                                                       --------------
                                                           4,364,604
                                                       --------------
Internet Connectivity Services (0.72%)
Internap Network Services Corp (a)(b)      104,740         1,726,115
Redback Networks Inc (a)(b)                175,676         2,779,195
                                                       --------------
                                                           4,505,310
                                                       --------------
Internet Content - Information
& News (0.22%)
TheStreet.com Inc (a)                      151,132         1,375,301
                                                       --------------

Internet Financial Services (0.17%)
Online Resources Corp (b)                  100,776         1,054,117
                                                       --------------

Internet Incubators (0.06%)
Internet Capital Group Inc (b)              37,189           389,741
                                                       --------------

Internet Infrastructure Software (0.64%)
Opsware Inc (a)(b)                         183,463         1,667,679
TIBCO Software Inc (b)                     255,700         2,365,225
                                                       --------------
                                                           4,032,904
                                                       --------------
Internet Security (0.19%)
Secure Computing Corp (a)(b)               170,261         1,222,474
                                                       --------------

Internet Telephony (0.62%)
j2 Global Communications Inc (a)(b)        142,400         3,907,456
                                                       --------------

Investment Management
& Advisory Services (0.13%)
Calamos Asset Management Inc                27,200           794,784
                                                       --------------

Lasers - Systems & Components (0.55%)
II-VI Inc (b)                              141,769         3,470,505
                                                       --------------

Lighting Products & Systems (0.17%)
Color Kinetics Inc (a)(b)                   54,314         1,065,641
                                                       --------------

Machinery - Construction & Mining (0.50%)
Bucyrus International Inc                   43,345         1,816,155
JLG Industries Inc (a)                      47,550         1,314,758
                                                       --------------
                                                           3,130,913
                                                       --------------
Machinery - General Industry (1.37%)
DXP Enterprises Inc (a)(b)                  27,302           827,251
Intevac Inc (b)                             50,243         1,039,025
Middleby Corp (b)                           34,721         3,128,709
Wabtec Corp                                116,400         3,653,796
                                                       --------------
                                                           8,648,781
                                                       --------------
Machinery - Material Handling (0.22%)
Columbus McKinnon Corp/NY (b)               62,183         1,368,648
                                                       --------------

Machinery - Print Trade (0.12%)
Presstek Inc (a)(b)                        125,407           771,253
                                                       --------------

Machinery Tools & Related Products(0.47%)
Kennametal Inc                              47,500         2,931,225
                                                       --------------

Medical - Biomedical/Gene (3.94%)
Alexion Pharmaceuticals Inc (a)(b)          37,094         1,385,832
Charles River
Laboratories International (a)(b)           29,020         1,245,538
Digene Corp (b)                             61,742         2,866,681
Exelixis Inc (a)(b)                        140,800         1,365,760
Illumina Inc (a)(b)                         67,676         2,975,037
Keryx Biopharmaceuticals Inc (b)           169,280         2,376,691
Lifecell Corp (a)(b)                       226,215         5,300,218
Myriad Genetics Inc (b)                     52,400         1,409,036
Regeneron Pharmaceuticals Inc (b)           82,700         1,658,135
Telik Inc (a)(b)                           223,708         4,239,267
                                                       --------------
                                                          24,822,195
                                                       --------------
Medical - Drugs (0.95%)
Cardiome Pharma Corp (a)(b)                 97,249         1,119,336
Cubist Pharmaceuticals Inc (a)(b)          216,900         4,830,363
                                                       --------------
                                                           5,949,699
                                                       --------------

                                                         -----------------

Medical - Hospitals (0.45%)
United Surgical Partners International(b)    112,826           2,800,341
                                                         -----------------
                                                         -----------------

Medical - Outpatient
& Home Medical Care (0.14%)
NovaMed Inc (b)                               115,502             883,590
                                                         -----------------
                                                         -----------------

Medical Imaging Systems (0.27%)
Vital Images Inc (a)(b)                        54,841           1,702,265
                                                         -----------------
                                                         -----------------

Medical Information Systems (0.97%)
Allscripts Healthcare
Solutions Inc (a)(b)                          187,400           4,420,766
Eclipsys Corp (a)(b)                           80,600           1,707,914
                                                         -----------------
                                                         -----------------
                                                                6,128,680
                                                         -----------------
                                                         -----------------
Medical Instruments (2.28%)
Arthrocare Corp (a)(b)                         96,878           3,914,840
DexCom Inc (a)(b)                             104,151             916,529
DJO Inc (b)                                    49,100           1,975,293
Foxhollow Technologies Inc (a)(b)              28,631           1,002,371
Kyphon Inc (a)(b)                              59,690           2,357,755
Micrus Endovascular Corp (a)(b)                93,229           1,249,269
Natus Medical Inc (a)(b)                       79,720           1,324,149
Spectranetics Corp (a)(b)                      69,500             863,190
Stereotaxis Inc (a)(b)                         62,408             747,648
                                                         -----------------
                                                         -----------------
                                                               14,351,044
                                                         -----------------
                                                         -----------------
Medical Laboratory
& Testing Service (0.09%)
Bio-Reference Labs Inc (a)(b)                  22,610             534,274
                                                         -----------------
                                                         -----------------

Medical Laser Systems (0.32%)
Biolase Technology Inc (a)(b)                 117,423             763,250
Cutera Inc (a)(b)                              44,100           1,256,409
                                                         -----------------
                                                         -----------------
                                                                2,019,659
                                                         -----------------
                                                         -----------------
Medical Products (1.69%)
American Medical
Systems Holdings Inc (a)(b)                   134,007           2,386,665
Luminex Corp (a)(b)                            57,371             924,821
ThermoGenesis Corp (a)(b)                     160,079             678,735
Viasys Healthcare Inc (b)                     190,979           5,471,548
Wright Medical Group Inc (a)(b)                47,682           1,178,222
                                                         -----------------
                                                         -----------------
                                                               10,639,991
                                                         -----------------
                                                         -----------------
Metal Processors & Fabrication (0.14%)
Ladish Co Inc (b)                              27,302             852,368
                                                         -----------------
                                                         -----------------

Networking Products (0.61%)
Acme Packet Inc (a)(b)                         12,700             218,440
Atheros Communications Inc (a)(b)              57,000           1,238,610
Ixia (a)(b)                                   259,000           2,369,850
                                                         -----------------
                                                         -----------------
                                                                3,826,900
                                                         -----------------
                                                         -----------------
Oil - Field Services (2.41%)
Core Laboratories NV (b)                       33,522           2,443,419
Hercules Offshore Inc (a)(b)                   81,544           2,904,597
Superior Energy Services (a)(b)                78,400           2,453,920
Tetra Technologies Inc (b)                    285,467           7,393,595
                                                         -----------------
                                                         -----------------
                                                               15,195,531
                                                         -----------------
                                                         -----------------
Oil & Gas Drilling (0.61%)
Atwood Oceanics Inc (a)(b)                     23,992           1,108,430
Patterson-UTI Energy Inc (a)                  117,547           2,727,091
                                                         -----------------
                                                         -----------------
                                                                3,835,521
                                                         -----------------
                                                         -----------------

Oil Company - Exploration
& Production (1.66%)
EXCO Resources Inc (b)                        286,463           4,147,984
PetroHawk Energy Corp (a)(b)                  324,972           3,681,933
Quicksilver Resources Inc (a)(b)               55,577           1,905,179
Toreador Resources Corp (a)(b)                 34,188             741,880
                                                         -----------------
                                                         -----------------
                                                               10,476,976
                                                         -----------------
                                                         -----------------
Oil Field Machinery & Equipment (0.21%)
Dresser-Rand Group Inc (a)(b)                  62,305           1,351,395
                                                         -----------------
                                                         -----------------

Paper & Related Products (0.13%)
Glatfelter                                     55,571             813,559
                                                         -----------------
                                                         -----------------

Patient Monitoring Equipment (0.55%)
Aspect Medical Systems Inc (a)(b)              73,978           1,321,987
Mindray Medical
International Ltd ADR (a)(b)                   17,800             322,180
Somanetics Corp (a)(b)                         84,419           1,795,592
                                                         -----------------
                                                         -----------------
                                                                3,439,759
                                                         -----------------
                                                         -----------------
Physical Therapy
& Rehabilitation Centers (1.72%)
Psychiatric Solutions Inc (a)(b)              326,780          10,849,096
                                                         -----------------
                                                         -----------------

Physician Practice Management (1.20%)
Pediatrix Medical Group Inc (b)               168,001           7,548,285
                                                         -----------------
                                                         -----------------

Property & Casualty Insurance (0.35%)
Argonaut Group Inc (b)                         35,807           1,217,796
United America Indemnity Ltd (b)               44,066           1,011,755
                                                         -----------------
                                                         -----------------
                                                                2,229,551
                                                         -----------------
                                                         -----------------
Publicly Traded Investment Fund (0.44%)
iShares Russell 2000 Index Fund (a)            36,200           2,757,354
                                                         -----------------
                                                         -----------------

REITS - Apartments (0.14%)
Mid-America Apartment Communities Inc (a)      13,700             872,005
                                                         -----------------
                                                         -----------------

REITS - Healthcare (0.82%)
Ventas Inc                                    133,012           5,184,808
                                                         -----------------
                                                         -----------------

REITS - Office Property (0.37%)
BioMed Realty Trust Inc                        72,194           2,326,813
                                                         -----------------
                                                         -----------------

Rental - Auto & Equipment (0.56%)
Aaron Rents Inc (a)                           141,100           3,510,568
                                                         -----------------
                                                         -----------------

Research & Development (0.48%)
Kendle International Inc (b)                   59,884           2,073,184
Parexel International Corp (b)                 32,859             972,626
                                                         -----------------
                                                         -----------------
                                                                3,045,810
                                                         -----------------
                                                         -----------------
Respiratory Products (0.31%)
Resmed Inc (a)(b)                              44,588           1,961,426
                                                         -----------------
                                                         -----------------

Retail - Apparel & Shoe (4.24%)
Aeropostale Inc (b)                            59,600           1,746,876
Cache Inc. (a)(b)                              44,234             948,819
Childrens Place
Retail Stores Inc/The (a)(b)                   86,469           6,069,259
Christopher & Banks Corp (a)                  286,404           7,730,044
Dress Barn Inc (b)                             37,595             816,563
DSW Inc (a)(b)                                 36,580           1,265,668

Retail - Apparel & Shoe
Stein Mart Inc (a)                            100,070           1,638,146
Tween Brands Inc (b)                           91,900           3,843,258
Wet Seal Inc/The (a)(b)                       421,845           2,632,313
                                                         -----------------
                                                         -----------------
                                                               26,690,946
                                                         -----------------
                                                         -----------------
Retail - Music Store (0.40%)
Guitar Center Inc (a)(b)                       57,993           2,515,156
                                                         -----------------
                                                         -----------------

Retail - Petroleum Products (0.07%)
World Fuel Services Corp (a)                   10,400             447,408
                                                         -----------------
                                                         -----------------

Retail - Restaurants (1.84%)
Buffalo Wild Wings Inc (a)(b)                  26,700           1,380,390
California Pizza Kitchen Inc (b)              126,544           4,083,575
CKE Restaurants Inc                           262,232           5,124,013
Texas Roadhouse Inc (a)(b)                     69,388           1,002,657
                                                         -----------------
                                                         -----------------
                                                               11,590,635
                                                         -----------------
                                                         -----------------
Retail - Sporting Goods (0.17%)
Hibbett Sporting Goods Inc (a)(b)              35,652           1,042,464
                                                         -----------------
                                                         -----------------

Rubber & Plastic Products (0.32%)
PW Eagle Inc (a)                               57,408           2,036,262
                                                         -----------------
                                                         -----------------

Savings & Loans - Thrifts (0.24%)
Harbor Florida Bancshares Inc                  33,532           1,522,688
                                                         -----------------
                                                         -----------------

Schools (0.11%)
Educate Inc (a)(b)                             72,484             554,503
New Oriental Education and
Technology Group Inc. ADR (a)(b)                6,900             166,290
                                                         -----------------
                                                         -----------------
                                                                  720,793
                                                         -----------------
                                                         -----------------
Semiconductor Component
- Integrated Circuits (1.55%)
Anadigics Inc (a)(b)                          222,440           1,797,315
Exar Corp (b)                                 114,387           1,483,600
Hittite Microwave Corp (a)(b)                  69,400           2,379,726
Power Integrations Inc (a)(b)                  89,294           1,959,110
Standard Microsystems Corp (b)                 69,517           2,143,209
                                                         -----------------
                                                         -----------------
                                                                9,762,960
                                                         -----------------
                                                         -----------------
Semiconductor Equipment (1.60%)
BTU International Inc (a)(b)                   60,089             597,886
Entegris Inc (a)(b)                           113,500           1,272,335
LTX Corp (a)(b)                               131,727             615,165
Nextest Systems Corp (a)(b)                    47,881             500,356
Photronics Inc (a)(b)                         113,012           1,581,038
Rudolph Technologies Inc (a)(b)               162,798           2,875,013
Semitool Inc (a)(b)                           123,114           1,495,835
Varian Semiconductor
Equipment Associates Inc (b)                   31,645           1,154,726
                                                         -----------------
                                                         -----------------
                                                               10,092,354
                                                         -----------------
                                                         -----------------
Steel - Producers (0.65%)
Steel Dynamics Inc (a)                         68,253           4,102,688
                                                         -----------------
                                                         -----------------

Steel - Specialty (0.40%)
Allegheny Technologies Inc                     32,200           2,535,106
                                                         -----------------
                                                         -----------------

Storage & Warehousing (0.25%)
Mobile Mini Inc (b)                            48,300           1,553,811
                                                         -----------------
                                                         -----------------


Telecommunication Equipment (1.50%)
Arris Group Inc (b)                           198,561           2,660,717
Nice Systems Ltd ADR (b)                      178,217           5,483,737
Optium Corp (b)                                18,200             368,550
Sirenza Microdevices Inc (a)(b)               122,956             901,268
                                                         -----------------
                                                         -----------------
                                                                9,414,272
                                                         -----------------
                                                         -----------------
Telecommunication Equipment
- Fiber Optics (0.51%)
Exfo Electro Optical Engineering Inc (b)       14,700              72,471
Finisar Corp (a)(b)                           609,000           2,119,320
Oplink Communications Inc (b)                  51,700           1,023,660
                                                         -----------------
                                                         -----------------
                                                                3,215,451
                                                         -----------------
                                                         -----------------
Telecommunication Services (0.32%)
FiberTower Corp (a)(b)                         30,700             222,575
NeuStar Inc (a)(b)                             60,818           1,777,102
                                                         -----------------
                                                         -----------------
                                                                1,999,677
                                                         -----------------
                                                         -----------------
Therapeutics (0.83%)
BioMarin Pharmaceuticals Inc (a)(b)            94,100           1,508,423
Isis Pharmaceuticals Inc (a)(b)               198,886           1,706,442
Nuvelo Inc (b)                                 89,963           1,658,917
Renovis Inc (a)(b)                            101,190             355,177
                                                         -----------------
                                                         -----------------
                                                                5,228,959
                                                         -----------------
                                                         -----------------
Toys (0.41%)
Marvel Entertainment Inc (a)(b)               101,800           2,580,630
                                                         -----------------
                                                         -----------------

Transactional Software (0.13%)
Bottomline Technologies Inc (b)                82,845             801,940
                                                         -----------------
                                                         -----------------

Transport - Services (1.20%)
HUB Group Inc (b)                             165,800           4,503,128
UTi Worldwide Inc                             118,291           3,057,822
                                                         -----------------
                                                         -----------------
                                                                7,560,950
                                                         -----------------
                                                         -----------------
Transport - Truck (1.92%)
Forward Air Corp                              103,150           3,349,280
Landstar System Inc                           121,190           5,628,064
Old Dominion Freight Line (a)(b)              112,903           3,122,897
                                                         -----------------
                                                         -----------------
                                                               12,100,241
                                                         -----------------
                                                         -----------------
Veterinary Diagnostics (1.34%)
Neogen Corp (b)                                47,114             966,779
VCA Antech Inc (b)                            231,377           7,489,674
                                                         -----------------
                                                         -----------------
                                                                8,456,453
                                                         -----------------
                                                         -----------------
Web Hosting & Design (0.12%)
NIC Inc (a)(b)                                150,766             728,200
                                                         -----------------
                                                         -----------------

Wireless Equipment (1.55%)
Novatel Wireless Inc (a)(b)                   109,286             920,188
SBA Communications Corp (b)                    97,400           2,601,554
Sierra Wireless (a)(b)                         82,813           1,010,318
Stratex Networks Inc (b)                      387,328           1,808,822
Viasat Inc (b)                                124,700           3,384,358
                                                         -----------------
                                                         -----------------
                                                                9,725,240
                                                         -----------------
                                                         -----------------
Wound, Burn & Skin Care (0.04%)
NUCRYST Pharmaceuticals Corp (a)(b)            38,585             245,015
                                                         -----------------
                                                         -----------------

X-Ray Equipment (0.36%)
Hologic Inc (b)                                46,700           2,248,605
                                                         -----------------
                                                         -----------------
TOTAL COMMON STOCKS                                    $      601,245,810

                                                         -----------------
                                                         -----------------
                                         Principal
                                           Amount             Value
                                         ---------------------------------
                                         ---------------------------------
MONEY MARKET FUNDS (28.29%)
Money Center Banks (28.29%)
BNY Institutional Cash Reserve Fund (c)   178,107,000         178,107,000
                                                         -----------------
                                                         -----------------
TOTAL MONEY MARKET FUNDS                               $      178,107,000
                                                         -----------------
                                                         -----------------
Total Investments                                      $      779,352,810
Liabilities in Excess of
Other Assets, Net - (23.80)%                                  (149,822,570
                                                         -----------------
                                                         -----------------
TOTAL NET ASSETS - 100.00%                             $      629,530,240

                                                         =================
                                                         =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $         103,740,724
Unrealized Depreciation                              (29,828,966)
                                              -------------------
                                              -------------------
Net Unrealized Appreciation (Depreciation)            73,911,758
Cost for federal income tax purposes                 705,441,052


Portfolio Summary (unaudited)
------------------------------------------------------------------
------------------------------------------------------------------
Sector                                          Percent
------------------------------------------------------------------
------------------------------------------------------------------
Financial                                        33.90%
Consumer, Non-cyclical                           24.25%
Technology                                       17.13%
Industrial                                       16.14%
Consumer, Cyclical                               13.52%
Communications                                   11.07%
Energy                                            5.10%
Basic Materials                                   2.25%
Funds                                             0.44%
Liabilities in Excess of Other Assets, Net     (-23.80%)
                                            ----------------------
                                            ----------------------
TOTAL NET ASSETS                                100.00%
                                            ======================
                                            ======================


Schedule of Investments
October 31, 2006
Preferred Securities Fund
                                                Shares
                                                 Held              Value
                                            -----------------------------------
                                            -----------------------------------
PREFERRED STOCKS (67.86%)
Building - Residential
& Commercial (0.47%)
Pulte Homes Inc (a)                                111,700  $        2,882,977
                                                              -----------------
                                                              -----------------

Cable TV (1.84%)
Comcast Corp - Series B (b)                        123,300           3,137,985
Comcast Corp                                       322,245           8,168,911
                                                              -----------------
                                                              -----------------
                                                                    11,306,896
                                                              -----------------
                                                              -----------------
Cellular Telecommunications (0.26%)
US Cellular Corp (a)                                62,700           1,621,422
                                                              -----------------
                                                              -----------------

Commercial Banks (4.71%)
ASBC Capital I                                      19,800             503,910
Banco Santander Central Hispano SA                 202,984           5,180,151
BancorpSouth Capital Trust I                        49,800           1,260,936
Banesto Holdings (c)                                11,000             337,907
Banknorth Capital Trust II                          36,300             923,472
Barclays Bank PLC                                    3,200              83,552
Chittenden Capital Trust I                          42,300           1,081,611
Citizens Funding Trust I (b)                        40,000           1,022,400
Compass Capital III                                 67,100           1,692,933
HSBC Holdings PLC                                  106,118           2,667,806
National Commerce Capital Trust II                  39,100             989,621
Provident Financial Group Inc                       48,300           1,254,293
Royal Bank of Scotland
Group PLC - Series K                                 3,000              77,250
Royal Bank of Scotland G
roup PLC - Series L                                 20,000             480,600
Royal Bank of Scotland
Group PLC - Series M                                55,555           1,419,986
Royal Bank of Scotland
Group PLC - Series N                               151,732           3,858,545
Royal Bank of Scotland
Group PLC - Series Q (a)                           230,600           6,053,250
                                                              -----------------
                                                              -----------------
                                                                    28,888,223
                                                              -----------------
                                                              -----------------
Diversified Financial Services (1.93%)
Citigroup Capital IX                                42,500           1,049,750
Citigroup Capital VII                               53,500           1,359,970
Citigroup Capital VIII                             185,830           4,684,774
Citigroup Capital XI                                90,000           2,201,400
Citigroup Capital XIV                                2,500              65,100
General Electric Capital Corp  5.875%               92,996           2,282,122
General Electric Capital Corp  6.100%                8,900             224,191
                                                              -----------------
                                                              -----------------
                                                                    11,867,307
                                                              -----------------
                                                              -----------------
Electric - Integrated (3.43%)
Alabama Power Co Series GG                             800              19,760
Alabama Power Co Series II                         371,100           9,136,482
Alabama Power Co Series JJ                          17,900             462,357
Consolidated Edison Inc                              3,000              77,850
Dte Energy Trust I                                  18,800             473,196
Entergy Louisiana LLC                               57,400           1,453,942
Entergy Mississippi Inc 6.00%                        4,300             106,855
Entergy Mississippi Inc 7.25%                       44,000           1,129,040
Georgia Power Capital Trust V                        1,800              45,576
Georgia Power Capital Trust VII                      4,200              99,372
Georgia Power Co  5.70%                             11,400             279,756
Georgia Power Co  5.75%                             14,900             353,130
Georgia Power Co  5.90%                             64,200           1,572,258

Electric - Integrated
Georgia Power Co  6.00% - Series R                   6,400             159,488
Gulf Power Capital Trust III                         1,500              37,950
Gulf Power Co                                        2,900              68,875
Indiana Michigan Power Co                              900              22,500
Mississippi Power Co                                35,500             859,100
Northern States Power-Minnesota                     13,200             336,864
PPL Energy Supply LLC                              156,000           3,999,840
Southern Co Capital Trust VI                         3,000              76,320
Virginia Power Capital Trust II                      9,900             252,054
                                                              -----------------
                                                              -----------------
                                                                    21,022,565
                                                              -----------------
                                                              -----------------
Fiduciary Banks (0.38%)
BNY Capital V                                       95,300           2,302,448
                                                              -----------------
                                                              -----------------

Finance - Commercial (0.51%)
CIT Group Inc                                      120,000           3,122,400
                                                              -----------------
                                                              -----------------

Finance - Consumer Loans (0.84%)
HSBC Finance Corp  6.875%                          130,669           3,343,820
SLM Corp                                            73,800           1,809,576
                                                              -----------------
                                                              -----------------
                                                                     5,153,396
                                                              -----------------
                                                              -----------------
Finance - Credit Card (0.26%)
Capital One Capital II                              62,100           1,622,673
                                                              -----------------
                                                              -----------------

Finance - Investment Banker
& Broker (5.04%)
Goldman Sachs Group Inc                            179,000           4,591,350
JP Morgan Chase Capital XI                          25,700             610,632
Lehman Brothers Holdings
Capital Trust III                                  127,228           3,180,700
Lehman Brothers Holdings Capital Trust IV           18,000             445,500
Lehman Brothers Holdings Capital Trust V             2,000              48,620
Lehman Brothers Holdings Capital Trust VI           61,257           1,523,461
Lehman Brothers Holdings Inc                        58,500           1,525,095
Merrill Lynch Preferred Capital Trust I              2,200              55,660
Merrill Lynch Preferred Capital Trust III           67,100           1,715,747
Merrill Lynch Preferred Capital Trust IV            88,400           2,263,924
Merrill Lynch Preferred Capital Trust V            134,694           3,487,228
Morgan Stanley Capital Trust II                     75,400           1,896,310
Morgan Stanley Capital Trust III                     3,400              84,864
Morgan Stanley Capital Trust IV                     26,600             659,946
Morgan Stanley Capital Trust V                      34,500             804,195
Morgan Stanley Capital Trust VI                    208,100           5,225,391
Morgan Stanley Group Inc                           107,800           2,808,190
                                                              -----------------
                                                              -----------------
                                                                    30,926,813
                                                              -----------------
                                                              -----------------
Finance - Mortgage Loan/Banker (0.54%)
Countrywide Financial Corp                         133,900           3,326,076
                                                              -----------------
                                                              -----------------

Finance - Other Services (1.44%)
ABN AMRO Capital Funding Trust V                   165,400           3,991,102
ABN AMRO Capital Funding Trust VI                      952              23,971
ABN AMRO Capital Funding Trust VII                 161,000           4,005,680
National Rural Utilities
Cooperative Finance Corp  5.950%                     7,100             169,974
National Rural Utilities Cooperative
Finance Corp  6.100%                                 4,200             103,488
National Rural Utilities Cooperative
Finance Corp  7.400%                                22,600             566,808
                                                              -----------------
                                                              -----------------
                                                                     8,861,023
                                                              -----------------
                                                              -----------------
Financial Guarantee Insurance (0.74%)
AMBAC Financial Group Inc  5.875%                   57,800           1,390,090
AMBAC Financial Group Inc  5.950%                   62,600           1,514,920

Financial Guarantee Insurance
Financial Security Assurance
oldings Ltd  6.250%                                 65,325           1,614,181
                                                              -----------------
                                                              -----------------
                                                                     4,519,191
                                                              -----------------
                                                              -----------------
Life & Health Insurance (3.06%)
Delphi Financial Group                              41,400           1,059,012
Lincoln National Capital VI                        124,537           3,214,300
PLC Capital Trust IV                                33,900             861,060
PLC Capital Trust V                                 14,500             353,800
Protective Life Corp                               395,200          10,239,632
Prudential PLC  6.50%                                9,917             252,388
Prudential PLC  6.75%                               91,800           2,384,046
Torchmark Capital Trust I                           15,900             398,136
                                                              -----------------
                                                              -----------------
                                                                    18,762,374
                                                              -----------------
                                                              -----------------
Mortgage Banks (1.34%)
Abbey National PLC  7.375%; Series B               277,000           7,185,380
Abbey National PLC  7.375%; Series C                40,400           1,039,492
                                                              -----------------
                                                              -----------------
                                                                     8,224,872
                                                              -----------------
                                                              -----------------
Multi-Line Insurance (5.79%)
ACE Ltd                                            296,450           7,802,564
Aegon NV  6.375%                                   386,565           9,811,020
Aegon NV  6.875%                                     2,500              64,900
Hartford Capital III                               153,200           3,856,044
ING Groep NV 7.05%                                 206,238           5,254,944
ING Groep NV 7.20%                                 173,100           4,453,863
Metlife Inc  6.500%                                 10,000             260,000
XL Capital Ltd  6.500%                              98,300           2,241,240
XL Capital Ltd  7.625%                              50,500           1,285,730
XL Capital Ltd  8.000%                              18,375             476,831
                                                              -----------------
                                                              -----------------
                                                                    35,507,136
                                                              -----------------
                                                              -----------------
Multimedia (0.12%)
Walt Disney Co                                      30,500             764,025
                                                              -----------------
                                                              -----------------

Oil Company - Exploration
& Production (0.30%)
Nexen Inc                                           71,100           1,809,495
                                                              -----------------
                                                              -----------------

Pipelines (0.43%)
Dominion CNG Capital Trust I                        86,600           2,172,794
TransCanada Pipelines Ltd                           19,200             494,784
                                                              -----------------
                                                              -----------------
                                                                     2,667,578
                                                              -----------------
                                                              -----------------
Property & Casualty Insurance (2.42%)
Arch Capital Group Ltd  7.875%                      18,100             464,446
Arch Capital Group Ltd  8.000%                     212,000           5,565,000
Berkley W R Capital Trust                          207,300           5,109,945
Markel Corp                                        142,700           3,674,525
                                                              -----------------
                                                              -----------------
                                                                    14,813,916
                                                              -----------------
                                                              -----------------
Regional Banks (10.10%)
BAC Capital Trust I                                 57,200           1,444,300
BAC Capital Trust II                               185,400           4,653,540
BAC Capital Trust III                                7,900             203,030
BAC Capital Trust IV                                 5,700             137,142
BAC Capital Trust VIII                              18,400             447,120
BAC Capital Trust X                                150,200           3,708,438
BAC Capital Trust XII                              210,500           5,449,845
Bank of America Corp (b)                            40,000           1,002,500
Bank One Capital VI                                 43,500           1,098,375
Comerica Capital Trust I                             1,200              30,300
Fleet Capital Trust VIII                            16,600             420,644

Regional Banks
KeyCorp Capital VIII                               281,000           7,224,510
National City Capital Trust II (b)                 294,100           7,328,972
PNC Capital Trust D                                117,900           2,888,550
SunTrust Capital V                                  20,805             525,326
Union Planter Preferred
Funding Corp (b)(c)                                     10           1,115,938
USB Capital IV                                      74,500           1,868,460
USB Capital V                                       26,400             667,656
USB Capital VI                                     103,100           2,402,230
USB Capital VII                                     58,800           1,391,796
Wachovia Corp                                      359,500          10,181,040
Wells Fargo Capital IV                              97,600           2,475,136
Wells Fargo Capital IX                              93,800           2,224,936
Wells Fargo Capital V                               12,800             324,352
Wells Fargo Capital VII                            113,000           2,712,000
Wells Fargo Capital VIII                               100               2,387
                                                              -----------------
                                                              -----------------
                                                                    61,928,523
                                                              -----------------
                                                              -----------------
Reinsurance (2.67%)
Everest Re Capital Trust 6.20%                     154,419           3,619,581
Everest Re Capital Trust 7.85%                     160,600           4,096,906
Partner Re Capital Trust I                          31,400             793,164
PartnerRe Ltd - Series C                            58,200           1,481,190
PartnerRe Ltd - Series D                           155,066           3,861,143
RenaissanceRe Holdings Ltd - Series A               35,500             902,055
RenaissanceRe Holdings Ltd - Series B               35,800             930,800
RenaissanceRe Holdings Ltd - Series C               28,735             669,526
                                                              -----------------
                                                              -----------------
                                                                    16,354,365
                                                              -----------------
                                                              -----------------
REITS - Apartments (0.34%)
AvalonBay Communities Inc                           16,100             440,013
BRE Properties Inc - Series B                        6,800             175,984
BRE Properties Inc - Series C                       10,177             254,730
BRE Properties Inc - Series D                       12,876             320,613
Equity Residential                                  28,500             730,170
United Dominion Realty Trust Inc                     5,200             135,304
                                                              -----------------
                                                              -----------------
                                                                     2,056,814
                                                              -----------------
                                                              -----------------
REITS - Diversified (3.51%)
Duke Realty Corp - Series B                         10,000             500,000
Duke Realty Corp - Series L (a)                     46,100           1,160,798
Duke Realty Corp - Series M                        250,311           6,397,949
Duke Realty Corp - Series N                        139,132           3,652,215
PS Business Parks Inc - Series H                     1,000              25,250
PS Business Parks Inc - Series I                    95,000           2,379,750
PS Business Parks Inc - Series K                   118,600           3,108,506
PS Business Parks Inc - Series L                     2,400              61,488
Vornado Realty Trust - Series F                     25,448             636,200
Vornado Realty Trust - Series G                     82,700           2,059,230
Vornado Realty Trust - Series H                     21,300             534,417
Vornado Realty Trust - Series I (a)                 41,600           1,030,432
                                                              -----------------
                                                              -----------------
                                                                    21,546,235
                                                              -----------------
                                                              -----------------
REITS - Office Property (1.72%)
Equity Office Properties Trust                      32,200             821,422
HRPT Properties Trust - Series B                   102,103           2,608,732
HRPT Properties Trust - Series C                   273,800           7,091,420
                                                              -----------------
                                                              -----------------
                                                                    10,521,574
                                                              -----------------
                                                              -----------------
REITS - Shopping Centers (2.93%)
Developers Diversified
Realty Corp  7.375%                                 18,000             457,200
Developers Diversified
Realty Corp  7.500%                                  7,700             197,505
Developers Diversified
Realty Corp  8.000%                                128,700           3,337,191
REITS - Shopping Centers
Developers Diversified
Realty Corp  8.600%                                  1,700              43,503
Federal Realty Investment Trust                     89,800           2,248,592
New Plan Excel Realty Trust - Series D             109,663           5,812,139
New Plan Excel Realty Trust - Series E              53,500           1,389,930
Regency Centers Corp  6.70%                        131,400           3,285,000
Regency Centers Corp  7.25%                         37,800             965,790
Regency Centers Corp  7.45%                          6,500             168,025
Weingarten Realty Investors                          2,500              64,500
                                                              -----------------
                                                              -----------------
                                                                    17,969,375
                                                              -----------------
                                                              -----------------
REITS - Single Tenant (0.04%)
Realty Income Corp                                  10,300             267,285
                                                              -----------------
                                                              -----------------

REITS - Storage (2.73%)
Public Storage Inc  6.450%; Series F                93,500           2,309,450
Public Storage Inc  6.450%; Seriex X                81,300           2,009,736
Public Storage Inc  6.600%; Series C                   400               9,976
Public Storage Inc  6.750%; Series E                15,728             395,087
Public Storage Inc  6.750%; Series L (b)            89,100           2,244,206
Public Storage Inc  6.850%; Series Y (b)            98,900           2,460,138
Public Storage Inc  7.125%; Series B                 3,200              82,848
Public Storage Inc  7.250%; Series I                27,200             706,656
Public Storage Inc  7.250%; Series K               106,933           2,777,050
Public Storage Inc  7.500%; Series T                48,900           1,238,637
Public Storage Inc  7.625%; Series T                38,100             976,884
Public Storage Inc  7.625%; Series U                60,200           1,529,682
                                                              -----------------
                                                              -----------------
                                                                    16,740,350
                                                              -----------------
                                                              -----------------
REITS - Warehouse & Industrial (3.22%)
AMB Property Corp; Series L                        189,800           4,697,550
AMB Property Corp; Series M                         52,800           1,328,448
AMB Property Corp; Series P (b)                    161,400           4,091,490
First Industrial
Realty Trust Inc - Series C                        128,600           3,446,480
First Industrial
Realty Trust Inc - Series J                        147,100           3,736,340
Prologis - Series F                                  1,400              35,280
Prologis - Series G                                 94,900           2,393,378
                                                              -----------------
                                                              -----------------
                                                                    19,728,966
                                                              -----------------
                                                              -----------------
Sovereign Agency (0.10%)
Tennessee Valley Authority - Series D               25,300             592,020
                                                              -----------------
                                                              -----------------

Special Purpose Entity (3.04%)
Corporate-Backed Trust
Certificates - Series BER                           11,700             120,978
Corporate-Backed Trust
Certificates - Series BLS                           44,900           1,149,889
Corporate-Backed Trust
Certificates - Series BMY                           15,700             390,773
Corporate-Backed Trust
Certificates - Series CIT                           13,000             342,030
Corporate-Backed Trust
Certificates - Series DCX                           19,000             466,450
Corporate-Backed Trust
Certificates - Series GE                            16,300             415,650
Corporate-Backed Trust
Certificates - Series SO                            27,800             708,622
Corporate-Backed Trust
Certificates - Series VZ                            22,200             576,312
Corporate-Backed Trust
Certificates - Series WM                             6,900             177,744
Corporate-Backed Trust
Certificates - Series WM                             3,000              77,310
CORTS Trust for Allstate
Financing Capital II                                 4,800             129,552
CORTS Trust for Bellsouth
Telecommunication                                   28,400             722,780
CORTS Trust for Bristol Meyers Squibb                2,000              50,900
CORTS Trust for Chrysler                            12,100             299,717
CORTS Trust for Countrywide Capital Trust            2,200              56,650
CORTS Trust for First Union
Institutional Capital I  8.20%                       9,000             246,780
CORTS Trust for Goldman Sachs Capital I             13,900             329,430
CORTS Trust for IBM - Series II                      3,400              87,414

Special Purpose Entity
CORTS Trust for IBM - Series III                    15,300             392,904
CORTS Trust for IBM - Series IV                      2,700              69,525
CORTS Trust for Safeco
Capital Trust I 8.375%                              10,800             299,268
CORTS Trust for Safeco
Capital Trust I 8.750% (b)                           2,400              69,504
CORTS Trust for Verizon
Global Funding  6.250%                               1,300              32,435
CORTS Trust for Verizon
Global Funding  7.375% (a)                          14,300             369,655
CORTS Trust for WR Berkley Corp                      2,600              67,106
JPMorgan Chase Capital XIX                          36,000             910,440
PreferredPlus Trust BLS-1                           54,900           1,406,538
PreferredPlus Trust GSC-3                           11,000             256,850
PreferredPlus Trust MSD-1                           57,050           1,442,224
Public Credit & Repackaged
Securities Trust                                    11,500             293,595
Richmond County Capital Corp (b)(c)                     20           2,108,750
SATURNS - Series BLS; 7.125%                        31,700             802,644
SATURNS - Series CSFB; 6.25%                        10,500             263,550
SATURNS - Series CSFB; 7.00%                        20,100             512,751
SATURNS - Series GS; 5.750%                         18,700             434,775
SATURNS - Series GS4; 6.000%                         4,600             110,216
SATURNS - Series GS6; 6.000%                         7,700             181,489
SATURNS - Series IBM; 7.125%                        13,800             355,626
SATURNS - Series SAFC Capital; 8.25%                 2,000              51,860
SATURNS - Series SAFC Debenture; 8.25%               8,200             212,380
Trust Certificates Series 2001-2                    14,700             376,320
Trust Certificates Series 2001-3                    29,500             749,300
Trust Certificates Series 2001-4                    21,800             553,284
                                                              -----------------
                                                              -----------------
                                                                    18,671,970
                                                              -----------------
                                                              -----------------
Telecommunication Services (0.38%)
Centaur Funding Corp (c)                             2,000           2,350,000
                                                              -----------------
                                                              -----------------

Telephone - Integrated (0.65%)
AT&T Inc                                            44,200           1,127,100
Verizon South Inc                                    9,000             225,630
Verizon/New England                                103,678           2,608,538
                                                              -----------------
                                                              -----------------
                                                                     3,961,268
                                                              -----------------
                                                              -----------------
Television (0.58%)
CBS Corp                                           141,400           3,551,968
                                                              -----------------
                                                              -----------------
TOTAL PREFERRED STOCKS                                      $      416,213,519
                                                              -----------------
                                                              -----------------
                                              Principal
                                                Amount             Value
                                            -----------------------------------
                                            -----------------------------------
BONDS (28.17%)
Agricultural Operations (0.33%)
Agfirst Farm Credit Bank
   7.30%, 12/15/2008 (c)                         2,000,000           2,007,600
                                                              -----------------
                                                              -----------------

Commercial Banks (11.47%)
Banponce Trust I
   8.33%, 2/ 1/2027                              2,000,000           2,090,532
Barclays Bank PLC
   6.28%, 12/15/2034                            11,300,000          11,052,869
BNP Paribas
   5.19%, 3/29/2049 (a)(c)(d)                    5,000,000           4,768,450
BNP Paribas Capital Trust V
   7.20%, 9/30/2049 (a)                          1,900,000           1,916,549
BOI Capital Funding No. 3
   6.11%, 2/ 4/2016 (a)(c)(d)                   13,500,000          13,301,888
Caisse Nationale des Caisses
   6.75%, 1/27/2049 (a)                          1,500,000           1,505,310

Commercial Banks
CBA Capital Trust I
   5.81%, 12/31/2049 (c)                         7,000,000           6,862,030
Centura Capital Trust I
   8.85%, 6/ 1/2027 (c)                          3,000,000           3,182,130
First Empire Capital Trust I
   8.23%, 2/ 1/2027                              1,500,000           1,568,197
First Hawaiian Capital I
   8.34%, 7/ 1/2027                              5,000,000           5,269,515
First Security Cap I
   8.41%, 12/15/2026                             1,000,000           1,044,130
HBOS PLC
   6.41%, 10/ 1/2035 (c)(d)                      4,500,000           4,408,767
North Fork Capital Trust II
   8.00%, 12/15/2027                             3,450,000           3,658,194
Popular North America Capital Trust I
   6.56%, 9/15/2034                              1,000,000             977,898
Riggs Capital Trust
   8.63%, 12/31/2026                             2,000,000           2,092,726
   8.88%, 3/15/2027                              1,000,000           1,055,372
Swedbank AB
   9.00%, 3/17/2010 (c)(d)                       2,000,000           2,210,336
Westpac Capital Trust III
   5.82%, 9/30/2013 (c)                          1,300,000           1,296,191
Zions Institiute -A
   8.54%, 12/15/2026                             2,000,000           2,089,322
                                                              -----------------
                                                              -----------------
                                                                    70,350,406
                                                              -----------------
                                                              -----------------
Diversified Financial Services (0.65%)
ZFS Finance USA Trust I
   6.45%, 12/15/2065 (a)(c)(d)                   4,000,000           3,994,536
                                                              -----------------
                                                              -----------------

Finance - Investment Banker & Broker (1.3
Goldman Sachs Group Inc
   6.35%, 2/15/2034                                500,000             510,558
JP Morgan Chase Capital XVIII
   6.95%, 8/17/2036                              6,900,000           7,469,333
                                                              -----------------
                                                              -----------------
                                                                     7,979,891
                                                              -----------------
                                                              -----------------
Finance - Mortgage Loan/Banker (0.57%)
Countrywide Capital I
   8.00%, 12/15/2026                             3,500,000           3,506,370
                                                              -----------------
                                                              -----------------

Finance - Other Services (0.84%)
Sun Life Canada US Capital Trust
   8.53%, 5/ 6/2017 (c)                          4,900,000           5,168,770
                                                              -----------------
                                                              -----------------

Life & Health Insurance (2.17%)
Great West Life & Annuity Insurance Co
   7.15%, 5/16/2046 (c)(d)                       6,000,000           6,315,078
Jefferson-Pilot Capital Trust A
   8.14%, 1/15/2046 (c)                          1,000,000           1,042,915
MIC Financing Trust I
   8.38%, 2/ 1/2027 (c)                          1,000,000           1,003,997
Prudential PLC
   6.50%, 12/23/2008 (a)                         5,000,000           4,937,360
                                                              -----------------
                                                              -----------------
                                                                    13,299,350
                                                              -----------------
                                                              -----------------
Money Center Banks (3.00%)
BankAmerica Institutional
   8.07%, 12/31/2026 (c)                           500,000             521,152

Money Center Banks
BankBoston Capital Trust
   7.75%, 12/15/2026                             1,000,000           1,039,946
Bankers Trust
Institutional Capital Trust
   7.75%, 12/ 1/2026 (c)                         1,000,000           1,039,944
BCI US Funding Trust
   8.01%, 7/15/2008 (c)                          1,000,000           1,039,361
BT Capital Trust B
   7.90%, 1/15/2027                              1,500,000           1,555,755
DBS Capital Funding Corp
   7.66%, 3/15/2049 (c)                          1,500,000           1,625,540
HBOS Capital Funding
   6.85%, 3/23/2009                              2,500,000           2,512,525
Lloyds TSB Bank
   6.90%, 11/22/2007 (a)                         7,990,000           8,064,627
RBS Capital Trust B
   6.80%, 12/ 5/2049                             1,000,000           1,006,300
                                                              -----------------
                                                              -----------------
                                                                    18,405,150
                                                              -----------------
                                                              -----------------
Multi-Line Insurance (0.09%)
Zurich Capital Trust I
   8.38%, 6/ 1/2037 (c)                            500,000             525,389
                                                              -----------------
                                                              -----------------

Mutual Insurance (0.42%)
Oil Insurance Ltd
   7.56%, 12/29/2049 (c)(d)                      2,500,000           2,600,700
                                                              -----------------
                                                              -----------------

Property & Casualty Insurance (0.17%)
Executive Risk Capital Trust
   8.68%, 2/ 1/2027                              1,000,000           1,047,864
                                                              -----------------
                                                              -----------------

Real Estate Magagement & Services (0.17%)
Socgen Real Estate Co LLC
   7.64%, 12/29/2049 (c)(d)                      1,000,000           1,019,993
                                                              -----------------
                                                              -----------------

Regional Banks (1.37%)
KeyCorp Capital II
   6.88%, 3/17/2029                              5,000,000           5,310,790
Union Planters Capital Trust A
   8.20%, 12/15/2026                             3,000,000           3,120,813
                                                              -----------------
                                                              -----------------
                                                                     8,431,603
                                                              -----------------
                                                              -----------------
Savings & Loans - Thrifts (2.21%)
Dime Capital Trust I
   9.33%, 5/ 6/2027                              2,500,000           2,659,510
Great Western Financial
   8.21%, 2/ 1/2027                              2,131,000           2,229,729
Washington Mutual Preferred
Funding Cayman
   7.25%, 3/15/2011 (c)                          8,600,000           8,655,900
                                                              -----------------
                                                              -----------------
                                                                    13,545,139
                                                              -----------------
                                                              -----------------
Special Purpose Entity (2.33%)
CA Preferred Trust
   7.00%, 10/30/2048 (a)                         7,300,000           7,419,428
ILFC E-Capital Trust II
   6.25%, 12/21/2065 (a)(c)(d)                   2,000,000           2,026,452
Mangrove Bay Pass-Through Trust
   6.10%, 7/15/2033 (c)                          5,000,000           4,837,500
                                                              -----------------
                                                              -----------------
                                                                    14,283,380
                                                              -----------------
                                                              -----------------

Tools - Hand Held (1.08%)
Stanley Works Capital Trust I
   5.90%, 12/ 1/2045 (d)                         7,000,000           6,643,644
                                                              -----------------
                                                              -----------------
TOTAL BONDS                                                 $      172,809,785
                                                              -----------------
                                                              -----------------
MONEY MARKET FUNDS (5.54%)
Money Center Banks (5.54%)
BNY Institutional Cash Reserve Fund (e)         33,980,000          33,980,000
                                                              -----------------
                                                              -----------------
TOTAL MONEY MARKET FUNDS                                    $       33,980,000
                                                              -----------------
                                                              -----------------
Total Investments                                           $      623,003,304
Liabilities in Excess of
Other Assets, Net - (1.57)%                                         (9,615,466)
                                                              -----------------
                                                              -----------------
TOTAL NET ASSETS - 100.00%                                  $      613,387,838

                                                              =================
                                                              =================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $85,367,214 or 13.92% of net assets.

(d) Variable Rate

(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $           9,794,467
Unrealized Depreciation                              (8,057,888)
                                             -------------------
                                             -------------------
Net Unrealized Appreciation (Depreciation)            1,736,579
Cost for federal income tax purposes                620,412,195


Portfolio Summary (unaudited)
--------------------------------------------------------------------
--------------------------------------------------------------------
Sector                                            Percent
--------------------------------------------------------------------
--------------------------------------------------------------------
Financial                                          91.59%
Communications                                      3.84%
Utilities                                           3.43%
Industrial                                          1.08%
Energy                                              0.73%
Consumer, Cyclical                                  0.47%
Consumer, Non-cyclical                              0.33%
Government                                          0.10%
Liabilities in Excess of Other Assets, Net        (-1.57%)
                                              ----------------------
                                              ----------------------
TOTAL NET ASSETS                                  100.00%
                                              ======================
                                              ======================


Schedule of Investments
October 31, 2006
Principal LifeTime 2010 Fund
                                           Shares
                                            Held              Value
                                         ---------------------------------
                                         ---------------------------------
INVESTMENT COMPANIES (99.81%)

Principal Investors Fund, Inc.
Institutional Class (99.81%)
Bond & Mortgage Securities Fund (a)        32,261,516  $      344,230,370
Disciplined LargeCap Blend Fund (a)         6,931,290         111,663,089
Inflation Protection Fund (a)                 923,703           8,839,840
International Emerging Markets Fund (a)       302,245           7,462,435
International Growth Fund (a)               4,800,501          63,846,663
LargeCap Growth Fund (a)                    5,682,761          44,496,017
LargeCap Value Fund (a)                     2,484,878          32,626,453
Partners International Fund (a)               946,594          14,634,342
Partners LargeCap Blend Fund I (a)          1,100,227          10,430,151
Partners LargeCap Growth Fund I (a)         1,504,561          12,578,127
Partners LargeCap Growth Fund II (a)        3,314,722          29,799,353
Partners LargeCap Value Fund (a)            3,382,608          52,802,514
Partners LargeCap Value Fund I (a)            596,502           8,213,833
Partners SmallCap Growth Fund III (a)         441,603           5,621,607
Preferred Securities Fund (a)               9,176,295          98,461,650
Real Estate Securities Fund (a)             3,410,267          93,986,956
SmallCap S&P 600 Index Fund (a)             2,094,783          38,921,062
SmallCap Value Fund (a)                       312,204           6,031,778
Ultra Short Bond Fund (a)                   9,186,820          92,419,409
                                                         -----------------
                                                         -----------------
                                                            1,077,065,649
                                                         -----------------
                                                         -----------------
TOTAL INVESTMENT COMPANIES                             $    1,077,065,649
                                                         -----------------
                                                         -----------------
Total Investments                                      $    1,077,065,649
Other Assets in Excess
of Liabilities, Net - 0.19%                                     2,084,843
                                                         -----------------
                                                         -----------------
TOTAL NET ASSETS - 100.00%                             $    1,079,150,492

                                                         =================
                                                         =================

(a) Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $         105,776,332
Unrealized Depreciation                              (3,553,558)
                                             -------------------
                                             -------------------
Net Unrealized Appreciation (Depreciation)          102,222,774
Cost for federal income tax purposes                974,842,875


Portfolio Summary (unaudited)
-------------------------------------------------------------------
-------------------------------------------------------------------
Fund Type                                        Percent
-------------------------------------------------------------------
-------------------------------------------------------------------
Fixed Income Funds                                50.41%
Domestic Equity Funds                             41.44%
International Equity Funds                         7.96%
Other Assets in Excess of Liabilities, Net         0.19%
                                             ----------------------
                                             ----------------------
TOTAL NET ASSETS                                 100.00%
                                             ======================
                                             ======================

Affiliated Securities (on a U.S. federal tax basis)

                                         October 31, 2005                Purchases                     Sales
                                        --------------------        ----------------------------     --------------------
                                        --------------------        ----------------------------     --------------------
                                          Shares        Cost        Shares             Cost             Shares
                                        -----------    --------    ------------     ---------------     ------------
                                        -----------    --------    ------------     ---------------     ------------
Bond & Mortgage Securities Fund         19,435,261     209,346,982  14,289,410    $    150,784,841       $1,463,155

Disciplined LargeCap Blend Fund          4,448,198     59,126,355    2,512,418          37,785,807           29,326

Inflation Protection Fund                        -           -         925,542           8,870,823            1,839
International Emerging Markets Fund              -           -         302,948           7,183,555              702

International Growth Fund                2,875,036     24,828,090    2,577,561          31,907,622          652,096

LargeCap Growth Fund                     3,751,639     23,276,642    1,954,868          14,639,528           23,746

LargeCap Value Fund                      1,613,031     16,544,957      881,975          10,580,008           10,128

Money Market Fund                       57,389,778     57,389,778    8,678,927           8,678,927       66,068,705

Partners International Fund                      -           -         948,426          14,243,503            1,832

Partners LargeCap Blend Fund I                   -           -       1,102,318          10,245,359            2,091

Partners LargeCap Growth Fund I                  -           -       1,506,931          12,245,359            2,371

Partners LargeCap Growth Fund II         3,079,410     22,995,671    1,694,303          14,361,100        1,458,991

Partners LargeCap Value Fund             2,442,562     29,118,884    1,420,228          20,049,544          480,182

Partners LargeCap Value Fund I                   -           -         597,664           7,996,287            1,162
Partners SmallCap Growth Fund III                -           -         442,622           5,434,483            1,019

Preferred Securities Fund                5,106,444     55,634,143    4,298,795          45,282,861          228,944

Real Estate Securities Fund              2,472,312     38,112,477    1,323,163          30,597,866          385,208

SmallCap S&P 600 Index Fund              1,630,056     22,199,920      845,559          14,910,586          380,832

SmallCap Value Fund                              -           -         312,990           5,809,019              786
Ultra Short Bond Fund                            -           -       9,856,672          99,068,333          669,852

                                                       --------                     ---------------
                                                       --------                     ---------------
                                                       558,573,899                $    550,675,411

                                                       ========                     ===============
                                                       ========                     ===============


             October 31, 2006
            --------------------------
            --------------------------
 Proceeds           Shares             Cost
   ---------         ---------         ----------
   ---------         ---------         -------------------
$ 15,578,498        32,261,516      $        344,556,990

    438,905          6,931,290                 96,473,287

     17,581           923,703                   8,853,242
     16,604           302,245                   7,166,951

   8,239,964         4,800,501                 48,913,348

    176,149          5,682,761                 37,740,072

    121,253          2,484,878                 27,003,743

   66,068,705               -                  -

     27,348           946,594                  14,216,155

     19,534          1,100,227                 10,225,825

     19,534          1,504,561                 12,225,849

   12,673,219        3,314,722                 24,890,892

   7,225,184         3,382,608                 42,169,012

     15,627           596,502                   7,980,660
     12,697           441,603                   5,421,786

   2,433,046         9,176,295                 98,483,976

   8,846,436         3,410,267                 59,962,201

   6,673,218         2,094,783                 30,439,307

     14,651           312,204                   5,794,369
   6,751,346         9,186,820                 92,325,210

   ---------                                    ----------
   ---------                                    ----------
 $ 135,369,499                               $ 974,842,875

   =========                                    ==========
   =========                                    ==========




                                                    Income Distribution from      Realized Gain/Loss      Realized Gain/Loss from
                                                   Other Investment Companies     on Investments         Other Investment Companies
                                                   ---------------------------  ---------------------------------------------------
                                                   ---------------------------  ---------------------------------------------------
Bond & Mortgage Securities Fund                  $   13,513,164               $   3,665                          -

Disciplined LargeCap Blend Fund                       1,453,293                   30                       103,225

Inflation Protection Fund                                37,872                    -                             -
International Emerging Markets Fund                -                               -                             -

International Growth Fund                             1,858,607                  417,600                 1,501,744
LargeCap Growth Fund                                     35,451                   51                             -
LargeCap Value Fund                                     521,982                   31                       228,435
Money Market Fund                                       629,923                    -                             -
Partners International Fund                        -                               -                             -
Partners LargeCap Blend Fund I                     -                               -                             -
Partners LargeCap Growth Fund I                    -                              24                             -

Partners LargeCap Growth Fund II                        180,079                  207,340                   138,748

Partners LargeCap Value Fund                            538,676                  225,768                  1,255,916
Partners LargeCap Value Fund I                     -                               -                             -
Partners SmallCap Growth Fund III                  -                               -                             -

Preferred Securities Fund                             4,177,180                   18                             -
Real Estate Securities Fund                           1,082,094                              98,294      1,431,228
SmallCap S&P 600 Index Fund                             442,721                               2,019        425,592
SmallCap Value Fund                                -                               -                             -
Ultra Short Bond Fund                                 3,041,291                               8,223              -
                                                   ---------------------------  ---------------------------------------------------
                                                   ---------------------------  ---------------------------------------------------
                                                 $   27,512,333               $             963,063               5,084,888
                                                   ===========================  ===================================================
                                                   ===========================  ===================================================



Schedule of Investments
October 31, 2006
Principal LifeTime 2020 Fund
                                            Shares
                                             Held              Value
                                         ----------------------------------
                                         ----------------------------------
INVESTMENT COMPANIES (99.80%)

Principal Investors Fund, Inc.
Institutional Class (99.80%)
Bond & Mortgage Securities Fund (a)         45,315,518  $      483,516,572
Disciplined LargeCap Blend Fund (a)         19,051,862         306,925,491
International Emerging Markets Fund (a)        794,912          19,626,370
International Growth Fund (a)               14,268,420         189,769,981
LargeCap Growth Fund (a)                    14,292,690         111,911,759
LargeCap Value Fund (a)                      6,286,768          82,545,266
Partners International Fund (a)              1,984,659          30,682,821
Partners LargeCap Blend Fund I (a)           3,504,317          33,220,925
Partners LargeCap Growth Fund I (a)          2,889,385          24,155,262
Partners LargeCap Growth Fund II (a)         8,488,405          76,310,757
Partners LargeCap Value Fund (a)             8,195,597         127,933,270
Partners LargeCap Value Fund I (a)           1,412,615          19,451,709
Partners MidCap Growth Fund (a)                874,659           8,361,740
Partners MidCap Value Fund I (a)               595,798           8,472,245
Partners SmallCap Growth Fund III (a)        2,528,923          32,193,191
Preferred Securities Fund (a)               17,126,196         183,764,088
Real Estate Securities Fund (a)              6,246,722         172,159,647
SmallCap S&P 600 Index Fund (a)              2,392,018          44,443,703
SmallCap Value Fund (a)                      1,659,944          32,070,120
                                                          -----------------
                                                          -----------------
                                                             1,987,514,917
                                                          -----------------
                                                          -----------------
TOTAL INVESTMENT COMPANIES                              $    1,987,514,917
                                                          -----------------
                                                          -----------------
Total Investments                                       $    1,987,514,917
Other Assets in Excess
of Liabilities, Net - 0.20%                                        4,060,426
                                                          -----------------
                                                          -----------------
TOTAL NET ASSETS - 100.00%                              $    1,991,575,343

                                                          =================
                                                          =================

(a) Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $       225,148,246
Unrealized Depreciation                              (5,386,347)
                                                -----------------
Net Unrealized Appreciation (Depreciation)           219,761,899
Cost for federal income tax purposes               1,767,753,018


Portfolio Summary (unaudited)
-------------------------------------------- -----------------------
Fund Type                                                   Percent
-------------------------------------------- -----------------------
Domestic Equity Funds                                        54.24%
Fixed Income Funds                                           33.51%
International Equity Funds                                   12.05%
Other Assets in Excess of Liabilities, Net                    0.20%
                                             -----------------------
TOTAL NET ASSETS                                            100.00%
                                             =======================

Affiliated Securities (on a U.S. federal tax basis)


                                          October 31, 2005                              Purchases
                                     ----------------------------              ----------------------------
                                       Shares               Cost        Shares                  Cost
                                      -----------        ------------  ----------------     --------------
Bond & Mortgage Securities Fund       23,407,686      $  252,408,477        22,047,691   $    232,835,151

Disciplined LargeCap Blend Fund       11,604,131         155,291,275         8,333,106        125,194,801

International Emerging Markets Fund            -                   -           794,912         18,855,878

International Growth Fund              8,382,718          78,418,677         7,005,946         85,794,071

LargeCap Growth Fund                   8,828,273          55,376,313         5,478,553         41,043,235

LargeCap Value Fund                    3,770,672          39,289,228         2,522,127         30,255,695

Partners International Fund                    -                   -         1,984,659         29,807,838

Partners LargeCap Blend Fund I                 -                   -         3,504,317         32,542,712

Partners LargeCap Growth Fund I                -                   -         2,889,385         23,542,712

Partners LargeCap Growth Fund II       7,267,915          55,146,705         4,915,226         41,713,254

Partners LargeCap Value Fund           5,398,603          65,269,034         4,066,548         57,423,741

Partners LargeCap Value Fund I                 -                   -         1,412,615         18,934,170

Partners MidCap Growth Fund                    -                   -           874,659          8,217,085
Partners MidCap Value Fund I                   -                   -           595,798          8,217,085
Partners SmallCap Growth Fund III      1,379,501          14,123,951         1,151,786         13,974,852

Preferred Securities Fund              9,206,584         100,377,052         8,501,449         89,570,193

Real Estate Securities Fund            4,264,687          69,939,930         2,810,155         64,992,790

SmallCap S&P 600 Index Fund            1,428,371          20,055,668           965,761         17,116,254

SmallCap Value Fund                      883,364          13,519,397           778,127         14,083,183

                                                          ------------                       --------------
                                                        $  919,215,707                     $    954,114,700
                                                         ============                       ==============
                                                        --------------                       -----------

                                                        ==============                       ===========


                 Sales                               October 31, 2006
   --------------------------------            -----------------------------
  Shares                Proceeds        Shares                Cost
 ------------          -----------    -----------         -------------
     139,859        $   1,486,428     45,315,518       $   483,757,200

     885,375           13,806,269     19,051,862           266,747,134

           -                    -        794,912            18,855,878

   1,120,244           14,162,142     14,268,420           150,521,248

      14,136              103,590     14,292,690            96,315,981

       6,031               72,063      6,286,768            69,472,860

           -                    -      1,984,659            29,807,838

           -                    -      3,504,317            32,542,712

           -                    -      2,889,385            23,542,712

   3,694,736           32,103,591      8,488,405            65,130,333

   1,269,554           19,135,119      8,195,597           104,116,583

           -                    -      1,412,615            18,934,170

           -                    -        874,659             8,217,085
           -                    -        595,798             8,217,085
       2,364               27,024      2,528,923            28,071,797

     581,837            6,189,166     17,126,196           183,758,079

     828,120           20,153,135      6,246,722           115,032,870

       2,114               36,031      2,392,018            37,135,891

       1,547               27,023      1,659,944            27,575,562

                        -----------                        -------------
                      $  107,301,581                     $ 1,767,753,018
                       ===========                         =============
                     -------------

                     =============


                                          Income Distribution from     Realized Gain/Loss             Realized Gain/Loss from
                                         Other Investment Companies      on Investments              Other Investment Companies
                                      -------------------                ----------------            -----------------
Bond & Mortgage Securities Fund    $          17,720,616   $                       -              $             -

Disciplined LargeCap Blend Fund                3,828,053                      67,327                      270,655

International Emerging Markets Fund                    -                           -                            -

International Growth Fund                      5,440,362                     470,642                    4,388,134
LargeCap Growth Fund                              84,263                          23                            -
LargeCap Value Fund                            1,227,568                           -                      534,929
Partners International Fund                            -                           -                            -
Partners LargeCap Blend Fund I                         -                           -                            -
Partners LargeCap Growth Fund I                        -                           -                            -

Partners LargeCap Growth Fund II                 426,258                     373,965                      328,023

Partners LargeCap Value Fund                   1,208,820                     558,927                    2,790,174
Partners LargeCap Value Fund I                         -                           -                            -
Partners MidCap Growth Fund                            -                           -                            -
Partners MidCap Value Fund I                           -                           -                            -
Partners SmallCap Growth Fund III                759,507                          18                          145

Preferred Securities Fund                      7,775,547                           -                            -
Real Estate Securities Fund                    1,969,834                     253,285                    2,474,909
SmallCap S&P 600 Index Fund                      388,666                           -                      372,447
SmallCap Value Fund                            1,001,244                           5                      288,446
                                      -------------------                ---------------             ----------------
                                   $          41,830,738   $               1,724,192              $    11,447,862
                                      ===================                =============               ==============



Schedule of Investments
October 31, 2006
Principal LifeTime 2030 Fund
                                             Shares
                                              Held               Value
                                          -------------- --- ---------------
INVESTMENT COMPANIES (99.78%)

Principal Investors Fund, Inc.
Institutional Class (99.78%)
Bond & Mortgage Securities Fund (a)          26,490,815   $     282,656,999
Disciplined LargeCap Blend Fund (a)          17,682,412         284,863,661
International Emerging Markets Fund (a)         775,300          19,142,154
International Growth Fund (a)                14,995,161         199,435,637
LargeCap Growth Fund (a)                     14,254,638         111,613,818
LargeCap Value Fund (a)                       6,419,477          84,287,737
Partners International Fund (a)               1,938,344          29,966,802
Partners LargeCap Blend Fund I (a)            2,909,451          27,581,598
Partners LargeCap Growth Fund I (a)           3,222,569          26,940,676
Partners LargeCap Growth Fund II (a)          8,467,438          76,122,265
Partners LargeCap Value Fund (a)              8,246,213         128,723,382
Partners LargeCap Value Fund I (a)            1,419,359          19,544,579
Partners MidCap Growth Fund (a)               1,090,051          10,420,883
Partners MidCap Value Fund I (a)                742,554          10,559,125
Partners SmallCap Growth Fund I (a)(b)          778,091           7,430,768
Partners SmallCap Growth Fund III (a)         2,546,236          32,413,579
Partners SmallCap Value Fund I (a)              391,885           7,441,893
Preferred Securities Fund (a)                 9,405,757         100,923,769
Real Estate Securities Fund (a)               4,276,702         117,865,907
SmallCap S&P 600 Index Fund (a)               1,903,947          35,375,344
SmallCap Value Fund (a)                       1,696,703          32,780,294
                                                             ---------------
                                                              1,646,090,870
                                                             ---------------
TOTAL INVESTMENT COMPANIES                                $   1,646,090,870
                                                             ---------------
Total Investments                                         $   1,646,090,870
Other Assets in Excess of
Liabilities, Net - 0.22%                                    3,659,628
                                                             ---------------
TOTAL NET ASSETS - 100.00%                                $   1,649,750,498
                                                             ===============
                                                             ---------------

                                                             ===============

(a) Affiliated Security

(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $       211,941,487
Unrealized Depreciation                                    (2,948,509)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                 208,992,978
Cost for federal income tax purposes                     1,437,097,892


Portfolio Summary (unaudited)
----------------------------------------------- -----------------------
Fund Type                                                      Percent
----------------------------------------------- -----------------------
Domestic Equity Funds                                           61.46%
Fixed Income Funds                                              23.25%
International Equity Funds                                      15.07%
Other Assets in Excess of Liabilities, Net                       0.22%
                                                -----------------------
TOTAL NET ASSETS                                               100.00%
                                                =======================

Affiliated Securities (on a U.S. federal tax basis)

                                           October 31, 2005                              Purchases                     Sales
                                      ----------------------------              ----------------------------     ----------------
                                        Shares                        Cost                   Shares                  Cost
                                      ------------                 ------------       ----------------------     --------------
Bond & Mortgage Securities Fund        14,256,434               $  153,499,887                   13,549,057   $    143,150,661

Disciplined LargeCap Blend Fund        10,781,780                  143,142,365                    7,861,633        117,995,507

International Emerging Markets Fund             -                            -                      775,300         18,377,672

International Growth Fund               8,329,709                   76,252,298                    6,665,502         81,434,586

LargeCap Growth Fund                    8,422,339                   52,089,696                    5,832,360         43,633,935

LargeCap Value Fund                     3,643,919                   37,333,574                    2,775,585         33,277,876

Partners International Fund                     -                            -                    1,938,344         29,075,811

Partners LargeCap Blend Fund I                  -                            -                    2,909,451         26,981,393

Partners LargeCap Growth Fund I                 -                            -                    3,222,569         26,179,532

Partners LargeCap Growth Fund II        6,925,375                   51,926,059                    5,224,510         44,285,228

Partners LargeCap Value Fund            5,476,517                   65,368,174                    4,228,621         59,682,308

Partners LargeCap Value Fund I                  -                            -                    1,419,359         18,981,393

Partners MidCap Growth Fund                     -                            -                    1,090,051         10,236,045

Partners MidCap Value Fund I                    -                            -                      742,554         10,236,045

Partners SmallCap Growth Fund I                 -                            -                      778,091          7,141,627

Partners SmallCap Growth Fund III       1,477,158                   15,076,043                    1,069,088         12,841,060

Partners SmallCap Value Fund I                  -                            -                      391,885          7,141,627
Preferred Securities Fund               3,993,792                   43,448,846                    5,505,991         58,083,755

Real Estate Securities Fund             3,205,554                   52,271,121                    1,965,872         45,348,356

SmallCap S&P 600 Index Fund             1,408,193                   19,560,669                      895,079         15,779,524

SmallCap Value Fund                       949,231                   14,249,592                      747,478         13,421,912

                                                                   ------------                                  --------------
                                                                $  724,218,324                                $    823,285,853
                                                                   ============                                  ==============
                                                                                                                 --------------

                                                                                                                 ==============


                     October 31, 2006
               -----------------------------
   Shares                Proceeds              Shares                Cost
--------------          -----------          -----------         -------------
    1,314,676        $  14,001,285           26,490,815       $   282,650,571

      961,001           15,001,162           17,682,412           246,228,761

            -                    -              775,300            18,377,672

           50                  642           14,995,161           157,686,242

           61                  443           14,254,638            95,723,188

           27                  321            6,419,477            70,611,129

            -                    -            1,938,344            29,075,811

            -                    -            2,909,451            26,981,393

            -                    -            3,222,569            26,179,532

    3,682,447           32,000,443            8,467,438            64,557,572

    1,458,925           22,000,566            8,246,213           103,760,228

            -                    -            1,419,359            18,981,393

            -                    -            1,090,051            10,236,045

            -                    -              742,554            10,236,045

            -                    -              778,091             7,141,627

           10                  122            2,546,236            27,916,981

            -                    -              391,885             7,141,627
       94,026            1,000,427            9,405,757           100,532,174

      894,724           21,000,429            4,276,702            77,067,370

      399,325            7,000,152            1,903,947            28,341,149

            6                  122            1,696,703            27,671,382

                        -----------                              -------------
                     $  112,006,114                           $  1,437,097,892
                        ===========                              =============
                        -----------                              -------------

                        ===========                              =============





                                              Income Distribution from     Realized Gain/Loss       Realized Gain/Loss from
                                             Other Investment Companies      on Investments        Other Investment Companies
                                         ----------------------       ---------------------      --------------------
Bond & Mortgage Securities Fund        $            10,779,446     $                 1,308    $                    -

Disciplined LargeCap Blend Fund                      3,604,135                      92,051                   255,129

International Emerging Markets Fund                          -                           -                         -

International Growth Fund                            5,466,092                           -                 4,411,809
LargeCap Growth Fund                                    81,949                           -                         -
LargeCap Value Fund                                  1,212,261                           -                   527,970
Partners International Fund                                  -                           -                         -
Partners LargeCap Blend Fund I                               -                           -                         -
Partners LargeCap Growth Fund I                              -                           -                         -

Partners LargeCap Growth Fund II                       414,375                     346,728                   318,866

Partners LargeCap Value Fund                         1,242,167                     710,312                 2,873,813
Partners LargeCap Value Fund I                               -                           -                         -
Partners MidCap Growth Fund                                  -                           -                         -
Partners MidCap Value Fund I                                 -                           -                         -
Partners SmallCap Growth Fund I                              -                           -                         -

Partners SmallCap Growth Fund III                      826,561                           -                       158

Partners SmallCap Value Fund I                               -                           -                         -
Preferred Securities Fund                            4,033,560                           -                         -
Real Estate Securities Fund                          1,422,299                     448,322                 1,875,861
SmallCap S&P 600 Index Fund                            388,831                       1,108                   372,766
SmallCap Value Fund                                  1,092,720                           -                   314,849
                                         ----------------------       ---------------------      --------------------
                                       $            30,564,396     $             1,599,829    $           10,951,221
                                         ======================       =====================      ====================



Schedule of Investments
October 31, 2006
Principal LifeTime 2040 Fund
                                            Shares
                                             Held               Value
                                            ----------- --- ---------------
INVESTMENT COMPANIES (99.71%)

Principal Investors Fund, Inc.
 Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)          8,377,501   $      89,387,938
Disciplined LargeCap Blend Fund (a)          8,866,835         142,844,718
International Emerging Markets Fund (a)        334,510           8,259,056
International Growth Fund (a)                7,145,591          95,036,366
LargeCap Growth Fund (a)                     7,748,607          60,671,594
LargeCap Value Fund (a)                      3,522,214          46,246,665
Partners International Fund (a)              1,024,203          15,834,173
Partners LargeCap Blend Fund I (a)           1,464,293          13,881,494
Partners LargeCap Growth Fund I (a)          1,935,156          16,177,901
Partners LargeCap Growth Fund II (a)         4,646,818          41,774,893
Partners LargeCap Value Fund (a)             4,415,641          68,928,150
Partners LargeCap Value Fund I (a)             689,915           9,500,126
Partners MidCap Growth Fund (a)                549,629           5,254,451
Partners MidCap Value Fund I (a)               374,364           5,323,453
Partners SmallCap Growth Fund I (a)(b)         561,220           5,359,651
Partners SmallCap Growth Fund III (a)        1,443,084          18,370,464
Partners SmallCap Value Fund I (a)             282,693           5,368,334
Preferred Securities Fund (a)                2,846,191          30,539,629
Real Estate Securities Fund (a)              1,338,648          36,893,151
SmallCap S&P 600 Index Fund (a)              1,061,995          19,731,859
SmallCap Value Fund (a)                        959,088          18,529,585
                                                              -------------
                                                               753,913,651
                                                              -------------
TOTAL INVESTMENT COMPANIES                                  $  753,913,651
                                                              -------------
Total Investments                                           $  753,913,651
Other Assets in Excess of Liabilities, Net - 0.29%               2,185,276
                                                            ---------------
TOTAL NET ASSETS - 100.00%                               $     756,098,927
                                                            ===============
                                                            ---------------

                                                            ===============

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $        91,900,452
Unrealized Depreciation                                            (983,092)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                        90,917,360
Cost for federal income tax purposes                             662,996,291


Portfolio Summary (unaudited)
--------------------------------------------- -----------------------
Fund Type                                                    Percent
--------------------------------------------- -----------------------
Domestic Equity Funds                                         68.09%
Fixed Income Funds                                            15.86%
International Equity Funds                                    15.76%
Other Assets in Excess of Liabilities, Net                     0.29%
                                              -----------------------
TOTAL NET ASSETS                                             100.00%
                                              =======================

Affiliated Securities (on a U.S. federal tax basis)


                                         October 31, 2005                              Purchases                   Sales
                                    ----------------------------              ----------------------------     ---------------
                                      Shares                        Cost                   Shares                  Cost
                                    ------------                 ------------       ----------------------     --------------
Bond & Mortgage Securities Fund       4,241,001               $   45,664,605                    5,287,993   $     55,806,001

Disciplined LargeCap Blend Fund       5,232,370                   70,022,578                    4,430,139         66,582,640

International Emerging Markets Fund           -                            -                      334,510          7,943,464

International Growth Fund             3,772,657                   35,236,561                    3,905,683         48,050,732

LargeCap Growth Fund                  4,249,714                   26,759,287                    3,520,734         26,381,959

LargeCap Value Fund                   1,831,464                   19,213,943                    1,701,018         20,438,663

Partners International Fund                   -                            -                    1,024,203         15,377,450

Partners LargeCap Blend Fund I                -                            -                    1,464,293         13,584,967

Partners LargeCap Growth Fund I               -                            -                    1,935,156         15,688,725

Partners LargeCap Growth Fund II      3,474,832                   26,461,535                    3,147,445         26,704,066

Partners LargeCap Value Fund          2,739,859                   33,631,127                    2,486,375         35,157,163

Partners LargeCap Value Fund I                -                            -                      689,915          9,226,470
Partners MidCap Growth Fund                   -                            -                      549,629          5,150,980
Partners MidCap Value Fund I                  -                            -                      374,364          5,150,980
Partners SmallCap Growth Fund I               -                            -                      561,220          5,150,980

Partners SmallCap Growth Fund III       785,486                    8,044,250                      661,240          7,959,361

Partners SmallCap Value Fund I                -                            -                      282,693          5,150,980
Preferred Securities Fund             1,172,026                   12,773,415                    1,682,080         17,735,425

Real Estate Securities Fund             856,328                   14,582,321                      622,748         14,434,832

SmallCap S&P 600 Index Fund             732,292                   10,507,325                      618,618         10,932,486

SmallCap Value Fund                     502,238                    7,776,069                      459,469          8,261,911

                                                                 ------------                                  --------------
                                                              $  310,673,016                                $    420,870,235
                                                                 ============                                  ==============
                                                                                                               --------------

                                                                                                               ==============


                     October 31, 2006
               -----------------------------
   Shares                Proceeds              Shares                Cost
--------------          -----------          -----------         -------------
    1,151,493        $  12,263,800            8,377,501       $    89,212,726

      795,674           12,405,119            8,866,835           124,293,821

            -                    -              334,510             7,943,464

      532,749            6,726,114            7,145,591            76,763,308

       21,841              164,875            7,748,607            52,976,516

       10,268              122,478            3,522,214            39,530,210

            -                    -            1,024,203            15,377,450

            -                    -            1,464,293            13,584,967

            -                    -            1,935,156            15,688,725

    1,975,459           17,164,874            4,646,818            36,128,753

      810,593           12,207,271            4,415,641            56,925,129

            -                    -              689,915             9,226,470
            -                    -              549,629             5,150,980
            -                    -              374,364             5,150,980
            -                    -              561,220             5,150,980

        3,642               47,107            1,443,084            15,956,659

            -                    -              282,693             5,150,980
        7,915               84,793            2,846,191            30,424,047

      140,428            3,084,793            1,338,648            25,993,120

      288,915            5,065,950            1,061,995            16,376,133

        2,619               47,107              959,088            15,990,873

                        -----------                              -------------
                     $  69,384,281                            $   662,996,291
                        ===========                              =============
                        -----------                              -------------

                        ===========                              =============






                                             Income Distribution from              Realized Gain/Loss       Realized Gain/Loss from
                                            Other Investment Companies               on Investments      Other Investment Companies
                                         ----------------------------------       ---------------------        -------------------
Bond & Mortgage Securities Fund       $                          3,467,971     $                 5,920      $                    -

Disciplined LargeCap Blend Fund                                  1,738,676                      93,722                     122,076

International Emerging Markets Fund                                      -                           -                           -

International Growth Fund                                        2,464,679                     202,129                   1,981,000
LargeCap Growth Fund                                                41,655                         145                           -
LargeCap Value Fund                                                609,243                          82                     262,337
Partners International Fund                                              -                           -                           -
Partners LargeCap Blend Fund I                                           -                           -                           -
Partners LargeCap Growth Fund I                                          -                           -                           -

Partners LargeCap Growth Fund II                                   205,845                     128,026                     157,917

Partners LargeCap Value Fund                                       624,845                     344,110                   1,418,793
Partners LargeCap Value Fund I                                           -                           -                           -
Partners MidCap Growth Fund                                              -                           -                           -
Partners MidCap Value Fund I                                             -                           -                           -
Partners SmallCap Growth Fund I                                          -                           -                           -

Partners SmallCap Growth Fund III                                  433,477                         155                          83

Partners SmallCap Value Fund I                                           -                           -                           -
Preferred Securities Fund                                        1,188,983                           -                           -
Real Estate Securities Fund                                        392,870                      60,760                     495,520
SmallCap S&P 600 Index Fund                                        203,547                       2,272                     192,818
SmallCap Value Fund                                                571,694                           -                     164,416
                                         ----------------------------------       ---------------------        -------------------
                                      $                         11,943,485     $               837,321      $            4,794,960
                                         ==================================       =====================        ===================


Schedule of Investments
October 31, 2006
Principal LifeTime 2050 Fund
                                             Shares
                                              Held               Value
                                          -------------- --- ---------------
INVESTMENT COMPANIES (99.73%)

Principal Investors Fund, Inc.
Institutional Class (99.73%)
Bond & Mortgage Securities Fund (a)           2,129,778   $      22,724,727
Disciplined LargeCap Blend Fund (a)           4,468,706          71,990,860
International Emerging Markets Fund (a)         153,633           3,793,194
International Growth Fund (a)                 3,829,217          50,928,583
LargeCap Growth Fund (a)                      3,804,313          29,787,772
LargeCap Value Fund (a)                       1,656,061          21,744,086
Partners International Fund (a)                 492,955           7,621,081
Partners LargeCap Blend Fund I (a)              725,376           6,876,565
Partners LargeCap Growth Fund I (a)             878,989           7,348,350
Partners LargeCap Growth Fund II (a)          2,207,972          19,849,669
Partners LargeCap Value Fund (a)              2,243,982          35,028,552
Partners LargeCap Value Fund I (a)              340,789           4,692,669
Partners MidCap Growth Fund (a)                 306,701           2,932,058
Partners MidCap Value Fund I (a)                208,917           2,970,805
Partners SmallCap Growth Fund I (a)(b)          313,777           2,996,573
Partners SmallCap Growth Fund III (a)           775,556           9,872,823
Partners SmallCap Value Fund I (a)              176,589           3,353,422
Preferred Securities Fund (a)                   864,458           9,275,637
Real Estate Securities Fund (a)                 331,292           9,130,410
SmallCap S&P 600 Index Fund (a)                 463,238           8,606,960
SmallCap Value Fund (a)                         517,587           9,999,789
                                                             ---------------
                                                                341,524,585
                                                             ---------------
TOTAL INVESTMENT COMPANIES                                $     341,524,585
                                                             ---------------
Total Investments                                         $     341,524,585
Other Assets in Excess of
Liabilities, Net - 0.27%                                            918,556
                                                             ---------------
TOTAL NET ASSETS - 100.00%                                $     342,443,141
                                                              ===============
                                                              ---------------

                                                              ===============

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $        43,540,686
Unrealized Depreciation                                    (274,593)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)                43,266,093
Cost for federal income tax purposes                     298,258,492


Portfolio Summary (unaudited)
-------------------------------------------------  -----------------------
Fund Type                                                         Percent
-------------------------------------------------  -----------------------
Domestic Equity Funds                                              72.18%
International Equity Funds                                         18.21%
Fixed Income Funds                                                  9.34%
Other Assets in Excess of Liabilities, Net                          0.27%
                                                   -----------------------
TOTAL NET ASSETS                                                  100.00%
                                                    =======================

Affiliated Securities (on a U.S. federal tax basis)

                                          October 31, 2005                              Purchases                   Sales
                                     ----------------------------              ----------------------------     ---------------
                                       Shares                        Cost                   Shares                  Cost
                                     ------------                 ------------       ----------------------     --------------
Bond & Mortgage Securities Fund          964,170               $   10,400,718                    1,438,963   $     15,188,088

Disciplined LargeCap Blend Fund        2,721,980                   36,577,902                    2,391,649         35,937,615

International Emerging Markets Fund            -                            -                      153,633          3,639,516

International Growth Fund              2,147,517                   20,416,379                    1,988,548         24,261,966

LargeCap Growth Fund                   2,142,827                   13,546,588                    1,736,697         13,040,569

LargeCap Value Fund                      907,378                    9,507,254                      780,585          9,345,995

Partners International Fund                    -                            -                      492,955          7,380,645
Partners LargeCap Blend Fund I                 -                            -                      725,376          6,725,807
Partners LargeCap Growth Fund I                -                            -                      878,989          7,121,774

Partners LargeCap Growth Fund II       1,757,804                   13,393,414                    1,552,188         13,207,282

Partners LargeCap Value Fund           1,402,590                   17,210,688                    1,291,308         18,200,690

Partners LargeCap Value Fund I                 -                            -                      340,789          4,553,226
Partners MidCap Growth Fund                    -                            -                      306,701          2,862,903
Partners MidCap Value Fund I                   -                            -                      208,917          2,862,903
Partners SmallCap Growth Fund I                -                            -                      313,777          2,862,903

Partners SmallCap Growth Fund III        430,595                    4,425,560                      359,675          4,354,337

Partners SmallCap Value Fund I                 -                            -                      176,589          3,208,065
Preferred Securities Fund                329,286                    3,593,601                      551,772          5,825,253
Real Estate Securities Fund              174,978                    2,950,200                      188,746          4,564,672
SmallCap S&P 600 Index Fund              382,822                    5,534,986                      321,939          5,693,357
SmallCap Value Fund                      275,621                    4,286,707                      251,726          4,524,112
                                                                  ------------                                  --------------
                                                               $  141,843,997                                $    195,361,678
                                                                  ============                                  ==============
                                                                                                                --------------

                                                                                                                ==============



                       October 31, 2006
                -----------------------------
     Shares                Proceeds              Shares                Cost
  --------------          -----------          -----------         -------------
        273,355        $   2,907,118            2,129,778       $    22,683,063

        644,923            9,983,074            4,468,706            62,645,342

              -                    -              153,633             3,639,516

        306,848            3,843,316            3,829,217            40,880,378

         75,211              552,518            3,804,313            26,034,785

         31,902              378,039            1,656,061            18,475,261

              -                    -              492,955             7,380,645
              -                    -              725,376             6,725,807
              -                    -              878,989             7,121,774

      1,102,020            9,552,518            2,207,972            17,117,407

        449,916            6,726,998            2,243,982            28,890,510

              -                    -              340,789             4,553,226
              -                    -              306,701             2,862,903
              -                    -              208,917             2,862,903
              -                    -              313,777             2,862,903

         14,714              174,480              775,556             8,605,601

              -                    -              176,589             3,208,065
         16,600              174,479              864,458             9,244,388
         32,432              716,321              331,292             6,808,928
        241,523            4,232,639              463,238             7,018,713
          9,760              174,479              517,587             8,636,374
                          -----------                              -------------
                       $  39,415,979                            $   298,258,492
                          ===========                              =============
                          -----------                              -------------

                          ===========                              =============





                                      Income Distribution from   Realized Gain/Loss     Realized Gain/Loss from
                                    Other Investment Companies   on Investments       Other Investment Companies
                                       -----------------     ---------------------    ----------------
Bond & Mortgage Securities Fund     $           850,374   $                 1,375  $                -

Disciplined LargeCap Blend Fund                 926,070                   112,899              65,132

International Emerging Markets Fund                   -                         -                   -

International Growth Fund                     1,428,579                    45,349           1,149,801
LargeCap Growth Fund                             21,317                       146                   -
LargeCap Value Fund                             305,764                        51             132,321
Partners International Fund                           -                         -                   -
Partners LargeCap Blend Fund I                        -                         -                   -
Partners LargeCap Growth Fund I                       -                         -                   -

Partners LargeCap Growth Fund II                106,356                    69,229              81,675

Partners LargeCap Value Fund                    326,071                   206,130             744,025
Partners LargeCap Value Fund I                        -                         -                   -
Partners MidCap Growth Fund                           -                         -                   -
Partners MidCap Value Fund I                          -                         -                   -
Partners SmallCap Growth Fund I                       -                         -                   -

Partners SmallCap Growth Fund III               242,948                       184                  46

Partners SmallCap Value Fund I                        -                         -                   -
Preferred Securities Fund                       337,297                        13                   -
Real Estate Securities Fund                      80,996                    10,377             103,264
SmallCap S&P 600 Index Fund                     108,490                    23,009             103,077
SmallCap Value Fund                             320,535                        34              92,235
                                       -----------------     ---------------------    ----------------
                                    $         5,054,797   $               468,796  $        2,471,576
                                       =================     =====================    ================



Schedule of Investments
October 31, 2006
Principal LifeTime Strategic Income Fund
                                              Shares
                                               Held               Value
                                            ------------- --- ---------------
INVESTMENT COMPANIES (99.79%)

Principal Investors Fund, Inc.
Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)           14,556,253   $     155,315,221
Disciplined LargeCap Blend Fund (a)            1,335,389          21,513,122
Inflation Protection Fund (a)                    552,402           5,286,487
International Growth Fund (a)                  1,124,864          14,960,692
LargeCap Growth Fund (a)                       1,203,158           9,420,729
LargeCap Value Fund (a)                          530,359           6,963,620
Partners International Fund (a)                  162,046           2,505,230
Partners LargeCap Blend Fund I (a)               254,261           2,410,396
Partners LargeCap Growth Fund I (a)              272,574           2,278,716
Partners LargeCap Growth Fund II (a)             639,792           5,751,728
Partners LargeCap Value Fund (a)                 709,960          11,082,468
Preferred Securities Fund (a)                  3,774,552          40,500,943
Real Estate Securities Fund (a)                1,021,139          28,142,580
SmallCap S&P 600 Index Fund (a)                  464,396           8,628,472
Ultra Short Bond Fund (a)                      8,829,006          88,819,804
                                                              ---------------
                                                                 403,580,208
                                                              ---------------
TOTAL INVESTMENT COMPANIES                                  $     403,580,208
                                                               ---------------
Total Investments                                           $     403,580,208
Other Assets in Excess
of Liabilities, Net - 0.21%                                          831,242
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                  $     404,411,450
                                                               ===============
                                                               ---------------

                                                               ===============

(a) Affiliated Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                        $        28,968,129
Unrealized Depreciation                                (1,951,494)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)              27,016,635
Cost for federal income tax purposes                   376,563,573


Portfolio Summary (unaudited)
-------------------------------------------------------------------
Fund Type                                                  Percent
-------------------------------------------------------------------
Fixed Income Funds                                          71.69%
Domestic Equity Funds                                       23.78%
International Equity Funds                                   4.32%
Other Assets in Excess of Liabilities, Net                   0.21%
                                              ---------------------
TOTAL NET ASSETS                                           100.00%
                                              =====================

Affiliated Securities (on a U.S. federal tax basis)



                                    October 31, 2005                              Purchases                             Sales
                                ---------------------------              ----------------------------     -----------------------
                                 Shares                        Cost                   Shares                  Cost
                                -----------                 ------------       ----------------------     --------------
Bond & Mortgage Securities Fund  9,748,138               $  105,151,433                    7,569,660   $     80,020,785

Disciplined LargeCap Blend Fund  1,053,752                   14,018,503                      638,831          9,568,567

Inflation Protection Fund                -                            -                      720,654          6,901,891
International Growth Fund          942,515                    8,406,137                      594,894          7,198,277

LargeCap Growth Fund               912,549                    5,560,139                      504,206          3,773,613
LargeCap Value Fund                386,102                    3,942,799                      239,289          2,855,610
Money Market Fund               65,109,025                   65,109,025                   10,732,619         10,732,619

Partners International Fund              -                            -                      196,478          2,953,478
Partners LargeCap Blend Fund I           -                            -                      300,177          2,787,656
Partners LargeCap Growth Fund I          -                            -                      302,840          2,456,011

Partners LargeCap Growth Fund II   720,582                    5,321,240                      452,698          3,839,610

Partners LargeCap Value Fund       580,056                    6,888,820                      375,767          5,275,808
Preferred Securities Fund        2,719,889                   29,688,194                    2,073,975         21,841,024

Real Estate Securities Fund        857,270                   12,704,880                      475,841         10,888,848

SmallCap S&P 600 Index Fund        344,490                    4,544,094                      200,338          3,529,138
Ultra Short Bond Fund                    -                            -                   10,557,739        106,115,335

                                                            ------------                                  --------------
                                                         $  261,335,264                                $    280,738,270
                                                            ============                                  ==============
                                                                                                          --------------

                                                                                                          ==============


                     October 31, 2006
               -----------------------------
   Shares                Proceeds              Shares                Cost
--------------          -----------          -----------         -------------
    2,761,545        $  29,115,298           14,556,253       $   156,060,179

      357,194            5,376,104            1,335,389            18,238,545

      168,252            1,607,237              552,402             5,299,547
      412,545            5,104,375            1,124,864            10,627,956

      213,597            1,585,679            1,203,158             7,751,369
       95,032            1,127,595              530,359             5,674,067
   75,841,644           75,841,644                    -                     -

       34,432              528,092              162,046             2,429,888
       45,916              436,250              254,261             2,354,780
       30,266              252,566              272,574             2,207,069

      533,488            4,585,679              639,792             4,646,651

      245,863            3,543,765              709,960             8,684,216
    1,019,312           10,752,208            3,774,552            40,782,108

      311,972            7,228,476            1,021,139            16,406,957

       80,432            1,409,493              464,396             6,666,165
    1,728,732           17,385,140            8,829,006            88,734,076

                        -----------                              -------------
                     $  165,879,601                           $   376,563,573
                        ===========                              =============
                        -----------                              -------------

                        ===========                              =============




                                        Income Distribution from       Realized Gain/Loss               Realized Gain/Loss from
                                       Other Investment Companies       on Investments                Other Investment Companies
                                    ----------------------      ---------------------   -----------------------------
Bond & Mortgage Securities Fund  $              6,165,477    $                  3,259$                             -

Disciplined LargeCap Blend Fund                   340,391                      27,579                         24,395

Inflation Protection Fund                          22,648                       4,893                              -
International Growth Fund                         603,185                     127,917                        489,406
LargeCap Growth Fund                                8,430                       3,296                              -
LargeCap Value Fund                               123,526                       3,253                         54,620
Money Market Fund                                 627,882                           -                              -
Partners International Fund                             -                       4,502                              -
Partners LargeCap Blend Fund I                          -                       3,374                              -
Partners LargeCap Growth Fund I                         -                       3,624                              -

Partners LargeCap Growth Fund II                   41,984                      71,480                         32,443

Partners LargeCap Value Fund                      125,204                      63,353                        297,702
Preferred Securities Fund                       1,933,462                       5,098                              -
Real Estate Securities Fund                       354,809                      41,705                        493,552
SmallCap S&P 600 Index Fund                        92,497                       2,426                         89,811
Ultra Short Bond Fund                           3,112,745                       3,881                              -
                                    ----------------------      ---------------------   -----------------------------
                                 $             13,552,240    $                369,640$                     1,481,929
                                    ======================      =====================   =============================



Schedule of Investments
October 31, 2006
Real Estate Securities Fund
                                            Shares
                                             Held               Value
                                         -------------- --- ---------------
COMMON STOCKS (97.35%)
Hotels & Motels (1.92%)
Starwood Hotels & Resorts Worldwide Inc        440,408   $      26,309,974
                                                            ---------------

Real Estate Operator & Developer (1.96%)
Brookfield Properties Corp                     707,800          26,818,542
                                                            ---------------

REITS - Apartments (26.41%)
Archstone-Smith Trust                        1,435,309          86,419,955
AvalonBay Communities Inc (a)                  674,560          88,407,834
BRE Properties Inc (a)                         445,066          29,507,876
Camden Property Trust                          439,706          35,493,068
Equity Residential (a)                       1,011,309          55,227,584
Essex Property Trust Inc (a)                   477,037          63,579,491
Mid-America Apartment Communities Inc           56,370           3,587,951
                                                            ---------------
                                                               362,223,759
                                                            ---------------
REITS - Diversified (4.92%)
Vornado Realty Trust                           565,768          67,467,834
                                                            ---------------

REITS - Healthcare (2.05%)
Ventas Inc (a)                                 719,707          28,054,179
                                                            ---------------

REITS - Hotels (5.81%)
Host Hotels & Resorts Inc (a)                2,002,022          46,166,627
LaSalle Hotel Properties                       618,568          26,134,498
Sunstone Hotel Investors Inc (a)               252,907           7,450,640
                                                            ---------------
                                                                79,751,765
                                                            ---------------
REITS - Office Property (25.86%)
Alexandria Real Estate Equities Inc            234,809          23,410,457
BioMed Realty Trust Inc (a)                    800,031          25,784,999
Boston Properties Inc (a)                      605,711          64,708,106
Corporate Office
roperties Trust SBI MD (a)                     692,111          33,075,985
Douglas Emmett Inc (a)                       1,090,471          26,007,733
Equity Office Properties Trust (a)           1,561,797          66,376,372
Kilroy Realty Corp (a)                         520,451          39,205,574
SL Green Realty Corp (a)                       628,355          76,062,373
                                                            ---------------
                                                               354,631,599
                                                            ---------------
REITS - Regional Malls (5.92%)
Simon Property Group Inc (a)                   752,528          73,070,469
Taubman Centers Inc (a)                        171,900           8,062,110
                                                            ---------------
                                                                81,132,579
                                                            ---------------
REITS - Shopping Centers (10.45%)
Acadia Realty Trust (a)                        610,575          15,600,191
Federal Realty Invs Trust (a)                  556,956          44,640,023
Kimco Realty Corp (a)                        1,469,630          65,295,661
Regency Centers Corp                           179,840          12,977,255
Tanger Factory Outlet Centers Inc              128,700           4,800,510
                                                            ---------------
                                                               143,313,640
                                                            ---------------
REITS - Storage (4.08%)
Public Storage Inc (a)                         623,700          55,952,127
                                                            ---------------


REITS - Warehouse & Industrial (7.97%)
AMB Property Corp                              581,579          33,970,029
EastGroup Properties Inc (a)                   129,846           6,911,703
Prologis (a)                                 1,082,525          68,491,357
                                                            ---------------
                                                               109,373,089
                                                            ---------------
TOTAL COMMON STOCKS                                      $   1,335,029,087
                                                            ---------------
                                           Principal
                                            Amount              Value
                                         -------------- --- ---------------
SHORT TERM INVESTMENTS (2.68%)
Commercial Paper (2.68%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      5.145%, 11/ 1/2006                    36,774,970          36,774,970
                                                            ---------------
TOTAL SHORT TERM INVESTMENTS                             $      36,774,970
                                                            ---------------
MONEY MARKET FUNDS (10.11%)
Money Center Banks (10.11%)
BNY Institutional Cash Reserve Fund (b)    138,697,000         138,697,000
                                                            ---------------
TOTAL MONEY MARKET FUNDS                                 $     138,697,000
                                                            ---------------
Total Investments                                        $   1,510,501,057
Liabilities in Excess of
Other Assets, Net - (10.14)%              (139,074,488)
                                                            ---------------
TOTAL NET ASSETS - 100.00%                               $   1,371,426,569
                                                            ===============
                                                            ---------------

                                                            ===============

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $       401,375,538
Unrealized Depreciation                              (814,320)
                                              -----------------
Net Unrealized Appreciation (Depreciation)         400,561,218
Cost for federal income tax purposes             1,109,939,839


Portfolio Summary (unaudited)
------------------------------------------------ -----------------------
REIT                                                            Percent
------------------------------------------------ -----------------------
REITS - Apartments                                               26.41%
REITS - Office Property                                          25.86%
REITS - Shopping Centers                                         10.45%
Money Center Banks                                               10.11%
REITS - Warehouse & Industrial                                    7.97%
REITS - Regional Malls                                            5.92%
REITS - Hotels                                                    5.81%
REITS - Diversified                                               4.92%
REITS - Storage                                                   4.08%
Sovereign Agency                                                  2.68%
REITS - Healthcare                                                2.05%
Real Estate Operator & Developer                                  1.96%
Hotels & Motels                                                   1.92%
Liabilities in Excess
of Other Assets, Net                                             (-10.14%)
                                                 -----------------------
TOTAL NET ASSETS                                                100.00%
                                                 =======================


Schedule of Investments
October 31, 2006
Short-Term Bond Fund
                                         Principal
                                          Amount              Value
                                         ------------ --- ---------------
BONDS (88.95%)
Aerospace & Defense (0.06%)
Raytheon Co
      6.75%, 8/15/2007                       131,000   $         132,219
                                                          ---------------

Agricultural Chemicals (0.07%)
Mosaic Global Holdings Inc
      11.25%, 6/ 1/2011                      150,000             158,438
                                                          ---------------

Agricultural Operations (0.31%)
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                      700,000             683,985
                                                          ---------------

Airlines (0.08%)
Southwest Airlines Co
      5.50%, 11/ 1/2006                      175,000             174,973
                                                          ---------------

Appliances (0.09%)
Whirlpool Corp
      5.89%, 6/15/2009 (a)                   200,000             200,410
                                                          ---------------

Asset Backed Securities (3.75%)
Carrington Mortgage Loan Trust
      5.60%, 12/25/2035 (a)(b)               475,000             475,853
Chase Funding Mortgage Loan
Asset-Backed Certificates
      5.55%, 12/25/2033 (a)                  240,170             240,479
Countrywide Asset-Backed Certificates
      4.32%, 10/25/2035 (a)                  350,000             347,446
      5.57%, 4/25/2036 (a)(b)                500,000             501,177
      6.02%, 9/25/2046 (a)                 1,800,000           1,815,896
Countrywide Home Equity Loan Trust
      5.55%, 12/15/2035 (a)                  213,903             213,994
      5.56%, 2/15/2036 (a)(b)                475,000             475,121
Equity One ABS Inc
      4.26%, 7/25/2034 (a)                   269,543             268,158
First-Citizens Home Equity Loan LLC
      5.53%, 9/15/2022 (a)(c)                318,049             317,411
GMAC Mortgage Corp Loan Trust
      5.50%, 8/25/2035 (a)                   200,000             200,375
Great America Leasing Receivables
      5.39%, 9/15/2011 (c)(d)                925,000             925,000
Long Beach Mortgage Loan Trust
      5.50%, 4/25/2035 (a)                   303,517             303,582
Nomura Asset Acceptance Corp
      5.55%, 6/25/2035 (a)                   110,133             110,152
      5.54%, 1/25/2036 (a)(b)(c)             599,139             599,361
Popular ABS Mortgage Pass-Through Trust
      5.58%, 11/25/2035 (a)(b)               475,000             476,055
Residential Asset Mortgage Products Inc
      5.55%, 12/25/2034 (a)                  373,081             373,359
SACO I Inc
      5.59%, 4/25/2035 (a)                   116,870             116,884

Asset Backed Securities
Saxon Asset Securities Trust
      5.66%, 12/26/2034 (a)                  287,747             288,181
Specialty Underwriting
& Residential Finance
      5.63%, 7/25/2035 (a)                   181,351             181,482
                                                          ---------------
                                                               8,229,966
                                                          ---------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
      4.05%, 6/ 4/2008                       275,000             268,891
      5.82%, 3/13/2009 (a)                   375,000             375,243
      5.88%, 3/15/2011                       525,000             528,868
                                                          ---------------
                                                               1,173,002
                                                          ---------------
Automobile Sequential (0.82%)
Capital Auto Receivables Asset Trust
      5.69%, 6/15/2010 (a)                   185,000             185,814
Carss Finance LP
      6.27%, 1/15/2011 (a)(c)                106,034             106,766
Chase Manhattan Auto Owner Trust
      2.06%, 12/15/2009                      818,053             809,547
Daimler Chrysler Auto Trust
      2.88%, 10/ 8/2009                       81,217              80,758
Nissan Auto Receivables Owner Trust
      2.70%, 12/17/2007                      198,419             197,830
WFS Financial Owner Trust
      4.50%, 5/17/2013                       425,000             419,055
                                                          ---------------
                                                               1,799,770
                                                          ---------------
Beverages - Non-Alcoholic (0.17%)
Panamerican Beverages Inc
      7.25%, 7/ 1/2009                       350,000             363,125
                                                          ---------------

Brewery (0.29%)
Coors Brewing Co
      6.38%, 5/15/2012                       225,000             234,395
SABMiller PLC
      6.20%, 7/ 1/2011 (c)                   400,000             410,846
                                                          ---------------
                                                                 645,241
                                                          ---------------
Building - Residential & Commercial (0.19
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                     200,000             207,500
KB Home
      9.50%, 2/15/2011                       200,000             207,000
                                                          ---------------
                                                                 414,500
                                                          ---------------
Building & Construction Products
- Miscellaneous (0.19%)
CRH America Inc
      6.95%, 3/15/2012                       400,000             424,459
                                                          ---------------

Building Products
- Cement & Aggregate (0.22%)
Lafarge SA
      6.15%, 7/15/2011                       480,000             492,761
                                                          ---------------

Cable TV (0.50%)
Comcast Corp
      5.45%, 11/15/2010                      300,000             301,522
COX Communications Inc
      4.63%, 1/15/2010                       475,000             464,164
      7.13%, 10/ 1/2012                      300,000             320,689
                                                          ---------------
                                                               1,086,375
                                                          ---------------

Casino Hotels (0.18%)
Caesars Entertainment Inc
      9.38%, 2/15/2007                       200,000             201,500
Mirage Resorts Inc
      6.75%, 8/ 1/2007                       200,000             201,000
                                                          ---------------
                                                                 402,500
                                                          ---------------
Cellular Telecommunications (0.80%)
America Movil SA de CV
      6.01%, 4/27/2007 (a)                   400,000             400,880
Cingular Wireless LLC
      5.63%, 12/15/2006                      170,000             170,002
Rogers Wireless Inc
      8.52%, 12/15/2010 (a)                  100,000             102,125
      7.25%, 12/15/2012                      150,000             157,500
Verizon Wireless Capital LLC
      5.38%, 12/15/2006                      455,000             454,903
Vodafone Group PLC
      5.73%, 6/15/2011 (a)(b)                475,000             474,905
                                                          ---------------
                                                               1,760,315
                                                          ---------------
Chemicals - Diversified (0.07%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                       145,000             144,817
                                                          ---------------

Chemicals - Plastics (0.12%)
BCI US Finance Corp/Borden 2
Nova Scotia Finance ULC
      11.89%, 7/15/2010 (a)(c)               250,000             255,000
                                                          ---------------

Coatings & Paint (0.11%)
Valspar Corp
      6.00%, 5/ 1/2007                       235,000             235,484
                                                          ---------------

Commercial Banks (0.47%)
Glitnir Banki HF
      5.53%, 10/15/2008 (a)(c)               200,000             199,503
HSBC America Capital Trust I
      7.81%, 12/15/2026 (c)                  375,000             390,280
VTB Capital SA for Vneshtorgbank
      6.14%, 9/21/2007 (a)(c)                180,000             180,360
Wachovia Bank NA/Charlotte NC
      7.80%, 8/18/2010                       250,000             271,248
                                                          ---------------
                                                               1,041,391
                                                          ---------------
Commercial Services (0.21%)
Aramark Services Inc
      5.00%, 6/ 1/2012                       300,000             251,638
Brickman Group Ltd/The
      11.75%, 12/15/2009                     200,000             213,000
                                                          ---------------
                                                                 464,638
                                                          ---------------
Commercial Services - Finance (0.04%)
Equifax Inc
      4.95%, 11/ 1/2007                       90,000              89,180
                                                          ---------------

Computer Services (0.06%)
Sungard Data Systems Inc
      3.75%, 1/15/2009 (e)                   150,000             139,875
                                                          ---------------


Computers - Memory Devices (0.09%)
Seagate Technology HDD Holdings
      6.38%, 10/ 1/2011 (e)                  200,000             197,500
                                                          ---------------

Containers - Metal & Glass (0.11%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                       229,000             234,725
                                                          ---------------

Credit Card Asset Backed Securities(2.61%
American Express Credit
Account Master Trust
      5.72%, 9/15/2010 (a)(b)                250,000             250,977
Bank One Issuance Trust
      5.69%, 12/15/2010 (a)(b)               750,000             753,185
Capital One Multi-Asset Execution Trust
      5.54%, 12/15/2009 (a)                  405,000             404,987
Chase Credit Card Master Trust
      5.52%, 5/15/2009 (a)(b)                450,000             449,999
      5.65%, 1/17/2011 (a)                   750,000             753,519
Citibank Credit Card Issuance Trust
      5.72%, 6/25/2009 (a)                   300,000             300,289
      6.53%, 12/15/2009 (a)                  650,000             656,144
Citibank Credit Card Master Trust I
      5.88%, 3/10/2011                       700,000             713,337
Discover Card Master Trust I
      5.15%, 10/15/2009                      923,000             922,511
      5.50%, 4/16/2010 (a)                   350,000             350,331
GE Capital Credit Card Master Note Trust
      5.49%, 3/15/2013 (a)                   175,000             175,435
                                                          ---------------
                                                               5,730,714
                                                          ---------------
Cruise Lines (0.10%)
Royal Caribbean Cruises Ltd
      7.00%, 10/15/2007                      225,000             227,457
                                                          ---------------

Data Processing & Management (0.37%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                       400,000             403,054
Fidelity National Information Services
      4.75%, 9/15/2008                       415,000             400,490
                                                          ---------------
                                                                 803,544
                                                          ---------------
Diversified Financial Services (0.34%)
Citicorp Capital II
      8.02%, 2/15/2027                       425,000             443,750
Citigroup Capital II
      7.75%, 12/ 1/2036                      300,000             310,295
                                                          ---------------
                                                                 754,045
                                                          ---------------
Diversified
Manufacturing Operations (0.11%)
Tyco International Group SA
      6.13%, 1/15/2009                       240,000             244,134
                                                          ---------------

Electric - Generation (0.09%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                     174,000             187,702
                                                          ---------------

Electric - Integrated (3.51%)
Alabama Power Co
      2.80%, 12/ 1/2006                       85,000              84,832
Arizona Public Service Co
      6.38%, 10/15/2011                      350,000             361,298
Electric - Integrated
Commonwealth Edison Co
      7.63%, 1/15/2007                       225,000             225,686
Constellation Energy Group Inc
      6.13%, 9/ 1/2009                       750,000             766,538
Dominion Resources Inc/VA
      5.66%, 9/28/2007 (a)                   270,000             270,084
      5.69%, 5/15/2008                       225,000             225,952
DTE Energy Co
      5.63%, 8/16/2007                       425,000             425,427
      6.65%, 4/15/2009 (e)                   375,000             385,851
Enersis SA/Cayman Island
      6.90%, 12/ 1/2006                      300,000             300,042
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                        75,000              72,857
      6.14%, 12/ 8/2008 (a)(c)               200,000             200,379
Entergy Louisiana LLC
      5.83%, 11/ 1/2010                      400,000             400,975
Exelon Corp
      4.45%, 6/15/2010                       300,000             291,518
FPL Group Capital Inc
      4.09%, 2/16/2007                       200,000             199,287
Georgia Power Co
      5.61%, 2/17/2009 (a)                   195,000             195,626
Nisource Finance Corp
      3.20%, 11/ 1/2006                      155,000             155,000
Northeast Utilities
      3.30%, 6/ 1/2008                       250,000             241,799
Pepco Holdings Inc
      5.50%, 8/15/2007                       130,000             130,040
PSEG Power LLC
      3.75%, 4/ 1/2009                       525,000             506,305
Public Service Co of Colorado
      4.38%, 10/ 1/2008                      190,000             187,084
Scottish Power PLC
      4.91%, 3/15/2010                       450,000             443,700
Tampa Electric Co
      5.38%, 8/15/2007                       300,000             299,810
TECO Energy Inc
      6.13%, 5/ 1/2007                       175,000             175,000
Texas-New Mexico Power Co
      6.13%, 6/ 1/2008                       200,000             201,263
TXU Electric Delivery Co
      5.00%, 9/ 1/2007                       170,000             169,312
TXU Energy Co LLC
      6.13%, 3/15/2008 (e)                   225,000             226,995
Virginia Electric & Power Co
      5.38%, 2/ 1/2007                       200,000             199,929
WPS Resources Corp
      7.00%, 11/ 1/2009                      350,000             365,567
                                                          ---------------
                                                               7,708,156
                                                          ---------------
Electronic Components
- Miscellaneous (0.08%)
Solectron Corp
      7.97%, 11/15/2006                      175,000             175,875
                                                          ---------------

Electronic Components
- Semiconductors (0.13%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                       280,000             279,281
                                                          ---------------

Electronic Connectors (0.13%)
Thomas & Betts Corp
      6.63%, 5/ 7/2008                       275,000             279,127
                                                          ---------------

Engines - Internal Combustion (0.13%)
Cummins Inc
      9.50%, 12/ 1/2010 (e)                  275,000             288,701
                                                          ---------------

Finance - Auto Loans (0.29%)
Ford Motor Credit Co
      9.88%, 8/10/2011                       175,000             180,830
GMAC LLC
      6.27%, 1/16/2007 (a)                   200,000             199,972
Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (c)                   270,000             263,098
                                                          ---------------
                                                                 643,900
                                                          ---------------
Finance - Commercial (0.21%)
CIT Group Inc
      5.80%, 7/28/2011                       175,000             178,415
Textron Financial Corp
      6.86%, 11/15/2007 (a)                  275,000             279,105
                                                          ---------------
                                                                 457,520
                                                          ---------------
Finance - Consumer Loans (1.06%)
American General Finance Corp
      4.88%, 5/15/2010 (e)                   375,000             369,950
      5.63%, 8/17/2011                       400,000             404,740
HSBC Finance Corp
      5.70%, 11/16/2009 (a)(b)               475,000             477,493
      4.75%, 4/15/2010 (e)                   200,000             197,412
      5.74%, 9/14/2012 (a)                   325,000             327,182
SLM Corp
      5.35%, 3/ 2/2009 (a)(b)                475,000             456,627
      5.54%, 7/26/2010 (a)                   100,000             100,003
                                                          ---------------
                                                               2,333,407
                                                          ---------------
Finance - Credit Card (0.37%)
Capital One Bank
      5.75%, 9/15/2010                       500,000             508,264
Capital One Financial Corp
      5.70%, 9/15/2011                       300,000             304,153
                                                          ---------------
                                                                 812,417
                                                          ---------------
Finance - Investment
Banker & Broker (1.92%)
Bear Stearns Cos Inc/The
      5.50%, 8/15/2011 (e)                   325,000             328,855
Credit Suisse USA Inc
      5.51%, 6/ 2/2008 (a)(b)                550,000             550,919
Goldman Sachs Group Inc
      5.70%, 7/23/2009 (a)                   175,000             176,140
      5.59%, 3/ 2/2010 (a)                   300,000             300,542
      6.88%, 1/15/2011 (e)                   450,000             477,290
Lehman Brothers Holdings Inc
      5.70%, 11/10/2009 (a)(b)               350,000             351,444
      4.25%, 1/27/2010                       240,000             233,278
Merrill Lynch & Co Inc
      5.73%, 2/ 6/2009 (a)                   150,000             150,702
      5.31%, 3/ 2/2009 (a)                   195,000             188,329
      5.70%, 2/ 5/2010 (a)                   200,000             200,724
Morgan Stanley
      4.00%, 1/15/2010                       425,000             410,437
Finance - Investment Banker & Broker
Morgan Stanley (continued)
      5.65%, 1/15/2010 (a)                   455,000             457,273
      5.63%, 1/ 9/2012                       375,000             380,974
                                                          ---------------
                                                               4,206,907
                                                          ---------------
Finance - Leasing Company (0.21%)
Case Credit Corp
      6.75%, 10/21/2007                      200,000             201,000
International Lease Finance Corp
      5.80%, 8/15/2007                       165,000             165,235
      5.77%, 1/15/2010 (a)                   100,000             100,709
                                                          ---------------
                                                                 466,944
                                                          ---------------
Finance - Mortgage Loan/Banker (2.45%)
Countrywide Financial Corp
      5.73%, 5/ 5/2008 (a)                   380,000             380,839
      5.66%, 12/19/2008 (a)                  230,000             230,574
Fannie Mae
      5.62%, 2/25/2032 (a)(b)                454,596             456,017
      5.57%, 3/25/2035 (a)                   170,308             170,471
Fannie Mae Whole Loan
      5.52%, 5/25/2035 (a)                   492,995             494,653
Freddie Mac
      5.13%, 12/15/2013                      794,561             787,340
      5.50%, 1/15/2017                        85,666              85,634
      4.00%, 1/15/2022                       780,942             773,823
      5.77%, 6/15/2023 (a)                   336,836             339,954
      5.52%, 4/15/2030 (a)(b)                186,579             186,578
      5.62%, 10/15/2034 (a)                  288,919             288,951
Residential Capital Corp
      6.74%, 6/29/2007 (a)(b)                550,000             553,073
      6.00%, 2/22/2011                       400,000             401,158
      6.50%, 4/17/2013                       210,000             213,705
                                                          ---------------
                                                               5,362,770
                                                          ---------------
Finance - Other Services (0.08%)
Athena Neurosciences Finance LLC
      7.25%, 2/21/2008                       175,000             175,000
                                                          ---------------

Food - Miscellaneous/Diversified (0.38%)
ConAgra Foods Inc
      7.88%, 9/15/2010                       368,000             400,369
Kraft Foods Inc
      4.63%, 11/ 1/2006                      440,000             440,000
                                                          ---------------
                                                                 840,369
                                                          ---------------
Food - Retail (0.57%)
Delhaize America Inc
      8.13%, 4/15/2011                       100,000             107,667
Kroger Co/The
      7.65%, 4/15/2007                       300,000             302,805
      6.38%, 3/ 1/2008                       485,000             489,842
Safeway Inc
      6.50%, 11/15/2008                      175,000             178,773
      5.72%, 3/27/2009 (a)                   175,000             175,156
                                                          ---------------
                                                               1,254,243
                                                          ---------------
Gas - Distribution (0.38%)
Sempra Energy
      4.75%, 5/15/2009                       150,000             148,093
Southern California Gas Co
      5.57%, 12/ 1/2009 (a)                  100,000             100,190
Gas - Distribution
Southern Union Co
      6.15%, 8/16/2008                       300,000             302,245
      7.20%, 11/ 1/2066                      280,000             282,699
                                                          ---------------
                                                                 833,227
                                                          ---------------
Home Equity - Other (7.41%)
AAA Trust
      5.59%, 2/27/2035 (a)(b)(c)             227,269             227,531
ACE Securities Corp
      5.53%, 8/25/2035 (a)(b)                750,000             750,252
      5.52%, 10/25/2035 (a)                  400,000             400,140
Asset Backed Funding Certificates
      5.58%, 2/25/2035 (a)                   128,841             128,898
Bear Stearns Asset Backed Securities Inc
      5.92%, 3/25/2034 (a)(b)                565,000             564,996
      5.56%, 2/25/2035 (a)(b)                274,854             274,977
Countrywide Asset-Backed Certificates
      6.09%, 6/25/2021 (a)                 1,825,000           1,847,980
Encore Credit Receivables Trust
      5.52%, 2/25/2035 (a)                   326,916             327,042
First NLC Trust
      5.65%, 5/25/2035 (a)                   428,772             428,769
GMAC Mortgage Corp Loan Trust
      4.62%, 6/25/2035 (a)                   930,000             919,930
GSAA Trust
      6.04%, 7/25/2036                       900,000             907,712
IXIS Real Estate Capital Trust
      5.56%, 12/25/2035 (a)                  450,000             450,396
MASTR Asset Backed Securities Trust
      5.82%, 3/25/2035 (a)(b)                575,000             577,164
Merrill Lynch Mortgage Investors Inc
      5.52%, 2/25/2036 (a)                   400,548             400,739
Morgan Stanley ABS Capital I
      5.61%, 11/25/2034 (a)                    2,420               2,421
      5.54%, 12/25/2034 (a)                   14,308              14,317
      5.57%, 9/25/2035 (a)(b)                800,000             801,399
New Century Home Equity Loan Trust
      5.61%, 3/25/2035 (a)                    72,122              72,205
      5.59%, 7/25/2035 (a)(b)              1,000,000           1,001,715
Option One Mortgage Loan Trust
      5.56%, 2/25/2035 (a)(b)                511,720             512,343
      5.54%, 5/25/2035 (a)(b)                600,000             600,699
Renaissance Home Equity Loan Trust
      5.76%, 8/25/2036 (a)                 1,375,000           1,376,644
Residential Asset Securities Corp
      4.47%, 3/25/2032                     1,251,120           1,233,083
      7.12%, 4/25/2032 (a)                    11,441              11,458
      5.58%, 12/25/2033 (a)                  149,446             149,488
      6.47%, 3/25/2035 (a)                    50,000              50,269
      5.52%, 5/25/2035 (a)(b)                505,869             506,172
Structured Asset Securities Corp
      5.54%, 3/25/2035 (a)(b)                320,129             320,211
Waverly Community School
      5.77%, 5/25/2036 (a)(d)              1,400,000           1,400,000
                                                          ---------------
                                                              16,258,950
                                                          ---------------
Home Equity - Sequential (1.39%)
Countrywide Asset-Backed Certificates
      5.68%, 6/25/2035                     2,000,000           2,008,612

Home Equity - Sequential
New Century Home Equity Loan Trust
      3.56%, 11/25/2033                       59,098              58,705
      4.76%, 11/25/2033                    1,000,000             990,494
                                                          ---------------
                                                               3,057,811
                                                          ---------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                       200,000             201,250
                                                          ---------------

Industrial Automation & Robots (0.09%)
Intermec Inc
      7.00%, 3/15/2008                       200,000             201,000
                                                          ---------------

Insurance Brokers (0.26%)
AON Corp
      6.95%, 1/15/2007 (a)                   170,000             170,485
Marsh & McLennan Cos Inc
      5.51%, 7/13/2007 (a)                   175,000             174,968
      3.63%, 2/15/2008                       220,000             214,624
                                                          ---------------
                                                                 560,077
                                                          ---------------
Investment Management
& Advisory Services (0.23%)
Ameriprise Financial Inc
      5.35%, 11/15/2010                      420,000             422,037
Janus Capital Group Inc
      5.88%, 9/15/2011                        75,000              75,550
                                                          ---------------
                                                                 497,587
                                                          ---------------
Life & Health Insurance (1.26%)
AmerUs Group Co
      6.58%, 5/16/2011                       500,000             519,840
Cigna Corp
      8.25%, 1/ 1/2007                       250,000             251,015
Lincoln National Corp
      5.25%, 6/15/2007                       160,000             159,545
Pacific Life Global Funding
      5.62%, 6/22/2011 (a)(c)                175,000             175,193
Phoenix Cos Inc/The
      6.68%, 2/16/2008                       550,000             552,403
Prudential Financial Inc
      5.54%, 6/13/2008 (a)                   250,000             250,603
Stancorp Financial Group Inc
      6.88%, 10/ 1/2012                      235,000             248,852
Sun Life Financial Global Funding LP
      5.62%, 7/ 6/2010 (a)(c)                175,000             175,359
Torchmark Corp
      6.25%, 12/15/2006                      245,000             245,048
UnumProvident Corp
      6.00%, 5/15/2008                       175,000             176,209
                                                          ---------------
                                                               2,754,067
                                                          ---------------
Medical - Drugs (0.17%)
Wyeth
      6.95%, 3/15/2011                       350,000             372,921
                                                          ---------------

Medical - Hospitals (0.13%)
HCA Inc
      8.85%, 1/ 1/2007                       100,000             100,428
      7.00%, 7/ 1/2007                        85,000              85,695

Medical - Hospitals
HCA Inc (continued)
      5.25%, 11/ 6/2008                      100,000             100,000
                                                          ---------------
                                                                 286,123
                                                          ---------------
Medical - Wholesale Drug
Distribution (0.14%)
Cardinal Health Inc
      5.64%, 10/ 2/2009 (a)(c)               300,000             299,989
                                                          ---------------

Medical Products (0.14%)
Mallinckrodt Inc
      6.50%, 11/15/2007                      300,000             301,928
                                                          ---------------

Metal - Diversified (0.17%)
Falconbridge Ltd
      7.25%, 7/15/2012                       350,000             376,257
                                                          ---------------

Money Center Banks (0.26%)
Chase Capital I
      7.67%, 12/ 1/2026                      550,000             571,648
                                                          ---------------

Mortgage Backed Securities (36.79%)
ACT Depositor Corp
      5.62%, 9/22/2041 (a)(b)(c)             774,897             772,921
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                      247,610             250,991
      0.17%, 9/10/2045                    87,120,946             887,065
      0.09%, 10/10/2045                   85,702,276             421,398
      0.41%, 7/10/2046 (a)                54,739,584           1,257,916
Banc of America Large Loan
      5.61%, 2/ 9/2021 (a)(c)                200,000             200,605
Banc of America Mortgage Securities
      4.78%, 5/25/2035 (a)                   950,000             936,435
Bank of America Alternative Loan Trust
      5.72%, 6/25/2036 (a)(b)                923,802             921,979
Bear Stearns Adjustable
Rate Mortgage Trust
      5.08%, 9/25/2034 (a)                   553,786             553,149
Bear Stearns Alt-A Trust
      5.60%, 7/25/2035 (a)                    71,905              71,958
Bear Stearns Commercial
Mortgage Securities Inc
      5.64%, 6/15/2017 (a)(c)                525,000             525,139
      7.64%, 2/15/2032                       289,783             295,982
      3.97%, 11/11/2035                      371,210             362,936
      0.53%, 5/11/2039 (a)(c)              3,271,681              64,292
      0.24%, 2/11/2041 (a)                24,266,062             278,671
      4.13%, 11/11/2041                    2,100,000           2,049,136
      4.57%, 7/11/2042                       500,000             487,550
Bella Vista Mortgage Trust
      5.57%, 5/20/2045 (a)                   357,391             358,471
Chase Commercial Mortgage Securities Corp
      7.03%, 1/15/2032                        16,205              16,187
      7.32%, 10/15/2032                    1,000,000           1,065,741
      7.56%, 10/15/2032                      500,000             541,341
Chase Manhattan Bank-First Union
National Bank
      7.13%, 8/15/2031                       308,544             309,931
Citigroup/Deutsche Bank
Commercial Mortgage
      0.65%, 10/15/2048 (c)               39,565,000             999,944
Commercial Mortgage Pass
Through Certificates
      1.55%, 6/10/2010 (a)(c)              4,510,968             191,003

Mortgage Backed Securities
Commercial Mortgage Pass Through
Certificates (continued)
      3.25%, 6/10/2038                       247,621             234,961
Countrywide Alternative Loan Trust
      5.97%, 7/20/2035 (a)(d)                359,039             359,970
      6.00%, 5/25/2036 (a)                 2,134,349           2,127,037
      5.49%, 6/25/2036 (a)(b)                800,000             800,357
      5.60%, 6/25/2036 (a)(b)(d)           1,875,628           1,876,121
      5.59%, 5/20/2046 (a)(b)              1,858,900           1,866,133
Countrywide Asset-Backed Certificates
      5.61%, 11/25/2035 (a)                  400,722             400,897
      5.59%, 1/25/2036 (a)(b)                800,000             801,303
Countrywide Home Loan Mortgage
Pass Through Certificates
      4.50%, 1/25/2033                        47,178              46,733
      5.50%, 7/25/2033 (a)                 1,720,351           1,716,198
      4.49%, 12/25/2033                    1,500,000           1,467,507
      4.49%, 6/20/2035 (a)(b)                800,000             790,829
Credit Suisse Mortgage
Capital Certificates
      0.59%, 9/15/2039 (c)                70,913,000           2,289,072
CS First Boston Mortgage Securities Corp
      6.25%, 12/16/2035                      500,000             503,165
      6.38%, 12/16/2035                      600,000             624,764
      0.47%, 11/15/2036 (a)(c)            15,188,797             636,699
      0.25%, 8/15/2038 (c)                49,096,164             630,935
First Union National Bank
Commercial Mortgage
      5.59%, 2/12/2034                        27,956              28,159
First Union-Lehman
Brothers-Bank of America
      6.56%, 11/18/2035                      123,323             124,869
GE Capital Commercial Mortgage Corp
      6.32%, 1/15/2033                         4,755               4,751
      5.99%, 12/10/2035                      298,285             303,102
      3.35%, 8/11/2036                        19,480              19,422
      0.61%, 3/10/2040 (a)(c)              2,925,573              59,655
GMAC Commercial Mortgage Securities Inc
      0.85%, 3/10/2038 (a)(c)              2,564,526              73,053
      0.42%, 8/10/2038 (a)(c)             68,244,676           1,069,667
Greenpoint Mortgage Funding Trust
      5.59%, 6/25/2045 (a)(b)                291,170             291,271
      5.62%, 6/25/2045 (a)                   286,567             287,554
      5.63%, 10/25/2045 (a)(b)               436,793             438,593
Greenwich Capital Commercial Funding Corp
      0.34%, 6/10/2036 (a)(c)             21,186,413             237,987
      0.13%, 4/10/2037 (c)               164,800,000             973,309
      0.79%, 8/10/2042 (a)(c)              7,881,010             217,886
GS Mortgage Securities Corp
      0.86%, 11/10/2039                    6,120,000             280,659
GSR Mortgage Loan Trust
      4.77%, 7/25/2035 (a)                   727,770             718,670
Heller Financial Commercial
Mortgage Asset Corp
      7.84%, 1/17/2034 (a)                 1,000,000           1,079,576
      7.95%, 1/17/2034                     1,175,000           1,272,870
Impac CMB Trust
      6.26%, 10/25/2033 (a)                  162,653             162,754
      6.32%, 10/25/2033 (a)                  141,070             141,158
      5.63%, 4/25/2035 (a)(b)                288,752             289,051
      5.75%, 4/25/2035 (a)                   209,495             209,961
      5.62%, 8/25/2035 (a)                   165,582             165,708
      5.83%, 8/25/2035 (a)                   133,832             134,157
      5.86%, 8/25/2035 (a)                   208,183             208,775

Mortgage Backed Securities
Indymac Index Mortgage Loan Trust
      5.62%, 4/25/2034 (a)(b)                458,439             459,390
      5.55%, 4/25/2035 (a)                   264,123             265,111
      5.65%, 4/25/2035 (a)                   228,202             229,291
      5.62%, 8/25/2035 (a)                   361,298             362,941
JP Morgan Chase Commercial
Mortgage Securities
      0.54%, 10/12/2035 (a)(c)            11,450,148             423,255
      6.04%, 11/15/2035                      595,462             605,434
      0.35%, 10/12/2037 (a)(c)             4,355,864             185,216
      4.37%, 10/12/2037                      563,524             554,290
      3.48%, 6/12/2041                       520,786             506,731
JP Morgan Commercial
Mortgage Finance Corp
      7.16%, 9/15/2029                       155,000             155,529
JP Morgan Mortgage Trust
      3.81%, 5/25/2034                       731,555             715,503
      5.12%, 6/25/2035 (a)                   601,298             598,262
      5.85%, 6/25/2036 (a)                 1,288,339           1,289,007
LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                       314,421             320,152
      5.97%, 3/15/2026                       231,425             231,959
      4.90%, 6/15/2026                     1,685,000           1,677,606
      2.60%, 5/15/2027                        61,841              60,023
      3.09%, 5/15/2027                       300,000             290,952
      4.19%, 8/15/2029                       220,000             215,105
      3.63%, 10/15/2029                      934,440             913,158
      4.44%, 12/15/2029 (a)                1,000,000             974,262
      0.66%, 7/15/2035 (a)(c)              5,139,184             166,926
      0.65%, 10/15/2035 (a)(c)            10,510,385             447,585
      1.15%, 3/15/2036 (a)(c)              2,190,601              70,982
      0.69%, 8/15/2036 (a)(c)              2,209,695              49,287
MASTR Asset Securitization Trust
      5.25%, 9/25/2033 (a)                   538,433             533,805
Merrill Lynch Mortgage Trust
      0.21%, 11/12/2035 (a)(c)            40,255,395             282,512
      0.15%, 7/12/2038                   139,806,773           1,206,532
      3.59%, 9/12/2041                       265,356             259,644
      0.28%, 9/12/2042 (a)                68,347,501             812,652
Merrill Lynch/Countrywide
Commercial Mortgage
      0.68%, 7/12/2046                    52,200,000           2,013,197
Morgan Stanley Capital I
      5.55%, 5/24/2043 (a)(c)(d)             750,000             750,000
      5.70%, 8/25/2046 (a)(b)(d)             725,000             725,000
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                       151,691             155,925
Nationslink Funding Corp
      7.23%, 6/20/2031                       695,996             712,663
New Century Alternative
Mortgage Loan Trust
      5.91%, 7/25/2036 (a)                 1,275,000           1,273,326
Prudential Securities Secured Financing
      6.48%, 11/ 1/2031                      378,150             385,240
Residential Accredit Loans Inc
      5.76%, 12/25/2035 (d)                  213,643             214,194
Residential Funding Mortgage Security I
      5.20%, 11/25/2035 (d)                  878,841             879,390
      5.68%, 2/25/2036                       390,026             392,639
Sequoia Mortgage Trust
      5.55%, 2/20/2035 (a)                    91,019              90,980
Specialty Underwriting
& Residential Finance
      5.83%, 2/25/2035 (a)                    85,000              85,441
Mortgage Backed Securities
Specialty Underwriting
& Residential Finance (continued)
      5.55%, 12/25/2035 (a)                1,000,000           1,000,545
      5.55%, 3/25/2036 (a)(b)                460,000             460,755
Structured Adjustable Rate
Mortgage Loan Trust
      4.69%, 7/25/2034 (a)                 1,000,000             980,208
      6.02%, 8/25/2034 (a)(b)                472,273             477,186
      5.57%, 3/25/2035 (a)                   292,023             292,089
Structured Asset Mortgage Investments Inc
      5.62%, 5/25/2045 (a)                   295,092             295,982
      5.63%, 9/25/2045 (a)                   305,422             306,737
Structured Asset Securities Corp
      5.50%, 6/25/2036 (a)                 1,450,000           1,453,570
Thornburg Mortgage Securities Trust
      5.59%, 10/25/2035 (a)(b)               543,605             544,059
Wachovia Bank Commercial Mortgage Trust
      0.23%, 1/15/2041 (a)(c)             20,805,510             165,758
      0.35%, 4/15/2042 (a)(c)             79,523,594           1,210,349
WAMU Alternative Mortgage
Pass-Through Certificates
      5.60%, 6/25/2046 (a)                   914,606             915,224
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                   904,667             875,529
Washington Mutual Inc
      4.48%, 3/25/2033 (a)                   480,129             476,290
      3.18%, 9/25/2033                        50,571              50,233
      4.06%, 10/25/2033 (a)                1,250,000           1,224,745
      4.84%, 9/25/2035 (a)                   979,591             966,697
      6.10%, 9/25/2036 (d)                 1,218,711           1,222,900
      5.79%, 7/25/2044 (a)(b)                227,635             229,303
      5.72%, 1/25/2045 (a)(b)              2,400,000           2,419,018
      5.55%, 4/25/2045 (a)                    40,756              40,871
      5.59%, 4/25/2045 (a)                   182,043             182,674
      5.61%, 7/25/2045 (a)                   350,265             351,584
      5.57%, 11/25/2045 (a)(b)               481,565             484,201
Wells Fargo Mortgage Backed Securities
      4.19%, 3/25/2035 (a)                 1,744,945           1,720,601
                                                          ---------------
                                                              80,674,244
                                                          ---------------
Multi-Line Insurance (0.47%)
ACE Ltd
      6.00%, 4/ 1/2007                       200,000             200,346
CNA Financial Corp
      6.60%, 12/15/2008                      549,000             562,219
      6.00%, 8/15/2011                       150,000             153,064
Hartford Financial Services Group Inc
      5.25%, 10/15/2011                      115,000             115,144
                                                          ---------------
                                                               1,030,773
                                                          ---------------
Multimedia (0.72%)
EW Scripps Co
      4.30%, 6/30/2010                       230,000             222,254
News America Inc
      4.75%, 3/15/2010                       400,000             394,105
Thomson Corp/The
      5.75%, 2/ 1/2008                       185,000             185,818
Time Warner Entertainment Co LP
      7.25%, 9/ 1/2008                       350,000             361,230
Time Warner Inc
      6.15%, 5/ 1/2007                       225,000             225,814

Multimedia
Viacom Inc
      5.74%, 6/16/2009                       200,000             200,023
                                                          ---------------
                                                               1,589,244
                                                          ---------------
Mutual Insurance (0.20%)
Health Care Service Corp
      7.75%, 6/15/2011 (c)                   400,000             437,582
                                                          ---------------

Non-Hazardous Waste Disposal (0.25%)
Oakmont Asset Trust
      4.51%, 12/22/2008 (c)                  550,000             537,343
                                                          ---------------

Office Automation & Equipment (0.16%)
Xerox Corp
      6.16%, 12/18/2009 (a)                  350,000             351,750
                                                          ---------------

Office Furnishings - Original (0.09%)
Steelcase Inc
      6.50%, 8/15/2011                       195,000             198,408
                                                          ---------------

Oil - Field Services (0.21%)
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                   200,000             202,500
Weatherford International Inc
      6.63%, 11/15/2011                      250,000             262,895
                                                          ---------------
                                                                 465,395
                                                          ---------------
Oil Company - Exploration
& Production (0.85%)
Anadarko Petroleum Corp
      5.79%, 9/15/2009 (a)(b)                300,000             300,433
Hilcorp Energy I LP/Hilcorp Finance Co
      10.50%, 9/ 1/2010 (c)                  200,000             214,500
Newfield Exploration Co
      7.45%, 10/15/2007                      200,000             202,000
Pemex Project Funding Master Trust
      6.13%, 8/15/2008                       350,000             353,150
      8.00%, 11/15/2011 (e)                  125,000             137,500
Vintage Petroleum Inc
      8.25%, 5/ 1/2012                       200,000             210,736
XTO Energy Inc
      7.50%, 4/15/2012                       400,000             437,199
                                                          ---------------
                                                               1,855,518
                                                          ---------------
Oil Company - Integrated (0.38%)
Occidental Petroleum Corp
      4.00%, 11/30/2007                      190,000             187,493
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                       625,000             651,443
                                                          ---------------
                                                                 838,936
                                                          ---------------
Oil Field Machinery & Equipment (0.10%)
Cameron International Corp
      2.65%, 4/15/2007                       225,000             222,089
                                                          ---------------

Oil Refining & Marketing (0.34%)
Giant Industries Inc
      11.00%, 5/15/2012                      200,000             216,000
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                       225,000             237,376

Oil Refining & Marketing
Valero Energy Corp
      6.88%, 4/15/2012 (e)                   275,000             292,767
                                                          ---------------
                                                                 746,143
                                                          ---------------
Optical Supplies (0.18%)
Bausch & Lomb Inc
      6.95%, 11/15/2007                      400,000             400,782
                                                          ---------------

Paper & Related Products (0.08%)
Bowater Inc
      8.39%, 3/15/2010 (a)(e)                175,000             176,750
                                                          ---------------

Pipelines (0.96%)
Duke Capital LLC
      4.33%, 11/16/2006                      300,000             299,869
Enbridge Energy Partners LP
      4.00%, 1/15/2009                       200,000             193,697
Kinder Morgan Energy Partners LP
      5.35%, 8/15/2007                       125,000             124,079
Kinder Morgan Inc
      6.50%, 9/ 1/2012                       350,000             352,599
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                       275,000             284,625
ONEOK Partners LP
      5.90%, 4/ 1/2012                       255,000             258,656
Southern Natural Gas Co
      8.88%, 3/15/2010                       175,000             183,836
TEPPCO Partners LP
      7.63%, 2/15/2012                       375,000             403,173
                                                          ---------------
                                                               2,100,534
                                                          ---------------
Power Converter
& Supply Equipment (0.06%)
Cooper Industries Inc
      5.25%, 7/ 1/2007                       140,000             139,415
                                                          ---------------

Property & Casualty Insurance (0.64%)
Markel Corp
      7.00%, 5/15/2008                       450,000             458,645
      6.80%, 2/15/2013                       275,000             286,664
WR Berkley Corp
      9.88%, 5/15/2008                       625,000             667,671
                                                          ---------------
                                                               1,412,980
                                                          ---------------
Property Trust (0.33%)
Westfield Capital Corp Ltd
      5.77%, 11/ 2/2007 (a)(c)               225,000             225,628
Westfield Group
      5.40%, 10/ 1/2012 (c)(f)               500,000             499,623
                                                          ---------------
                                                                 725,251
                                                          ---------------
Publishing - Periodicals (0.10%)
Dex Media East LLC/Dex
Media East Finance Co
      9.88%, 11/15/2009                      200,000             210,250
                                                          ---------------

Real Estate Magagement & Services (0.23%)
EOP Operating LP
      5.97%, 10/ 1/2010 (a)                  250,000             252,293
Southern Investment UK Plc
      6.80%, 12/ 1/2006                      250,000             250,124
                                                          ---------------
                                                                 502,417
                                                          ---------------

Real Estate Operator & Developer (0.16%)
Duke Realty LP
      3.35%, 1/15/2008                       175,000             170,663
      5.63%, 8/15/2011                       180,000             181,525
                                                          ---------------
                                                                 352,188
                                                          ---------------
Regional Banks (1.15%)
First Union Institutional Capital I
      8.04%, 12/ 1/2026                      550,000             572,782
Fleet Capital Trust II
      7.92%, 12/11/2026                      525,000             546,532
NB Capital Trust
      7.83%, 12/15/2026                      375,000             390,256
SunTrust Preferred Capital I
      5.85%, 12/31/2049                      365,000             367,939
Wachovia Corp
      5.55%, 3/ 1/2012 (a)                   275,000             275,210
Wells Fargo & Co
      4.00%, 9/10/2012 (a)                   375,000             369,708
                                                          ---------------
                                                               2,522,427
                                                          ---------------
REITS - Apartments (0.16%)
Camden Property Trust
      5.88%, 6/ 1/2007                        45,000              45,102
      4.38%, 1/15/2010                       200,000             194,936
United Dominion Realty Trust Inc
      4.50%, 3/ 3/2008                       110,000             108,164
                                                          ---------------
                                                                 348,202
                                                          ---------------
REITS - Diversified (0.53%)
iStar Financial Inc
      6.64%, 3/12/2007 (a)                   275,000             276,105
      5.73%, 9/15/2009 (a)(c)                275,000             275,035
      5.65%, 9/15/2011                       200,000             200,438
Liberty Property LP
      7.75%, 4/15/2009                       385,000             404,592
                                                          ---------------
                                                               1,156,170
                                                          ---------------
REITS - Healthcare (0.21%)
Health Care Property Investors Inc
      5.84%, 9/15/2008 (a)                   250,000             249,604
National Health Investors Inc
      7.30%, 7/16/2007                       200,000             199,736
                                                          ---------------
                                                                 449,340
                                                          ---------------
REITS - Hotels (0.09%)
Host Marriott LP
      9.50%, 1/15/2007                       200,000             201,250
                                                          ---------------

REITS - Office Property (0.51%)
Brandywine Operating Partnership LP/PA
      5.82%, 4/ 1/2009 (a)                   175,000             175,230
      5.63%, 12/15/2010                      205,000             206,369
HRPT Properties Trust
      5.99%, 3/16/2011 (a)                   375,000             375,592
      6.95%, 4/ 1/2012                       350,000             370,921
                                                          ---------------
                                                               1,128,112
                                                          ---------------
REITS - Regional Malls (0.22%)
Simon Property Group LP
      3.75%, 1/30/2009                       225,000             217,729
      4.60%, 6/15/2010                        65,000              63,646

REITS - Regional Malls
Simon Property Group LP (continued)
      5.60%, 9/ 1/2011                       200,000             202,221
                                                          ---------------
                                                                 483,596
                                                          ---------------
REITS - Shopping Centers (0.39%)
Developers Diversified Realty Corp
      3.88%, 1/30/2009                       510,000             493,596
Federal Realty Invs Trust
      6.00%, 7/15/2012                       350,000             359,221
                                                          ---------------
                                                                 852,817
                                                          ---------------
Rental - Auto & Equipment (0.18%)
Erac USA Finance Co
      5.63%, 4/30/2009 (c)                   400,000             400,653
                                                          ---------------

Retail - Drug Store (0.12%)
CVS Corp
      5.75%, 8/15/2011                       250,000             253,833
                                                          ---------------

Retail - Major Department Store (0.22%)
May Department Stores Co/The
      3.95%, 7/15/2007                       455,000             449,306
      7.45%, 9/15/2011                        35,000              37,430
                                                          ---------------
                                                                 486,736
                                                          ---------------
Retail - Regional
Department Store (0.14%)
JC Penney Corp Inc
      8.13%, 4/ 1/2027                       300,000             309,781
                                                          ---------------

Retail - Restaurants (0.24%)
Yum! Brands Inc
      7.65%, 5/15/2008                       175,000             181,075
      8.88%, 4/15/2011                       300,000             339,347
                                                          ---------------
                                                                 520,422
                                                          ---------------
Rubber - Tires (0.11%)
Goodyear Tire & Rubber Co/The
      6.63%, 12/ 1/2006                      250,000             250,000
                                                          ---------------

Satellite Telecommunications (0.09%)
Intelsat Corp
      6.38%, 1/15/2008                       200,000             199,500
                                                          ---------------

Savings & Loans - Thrifts (0.56%)
Amsouth Bank NA/Birmingham AL
      2.82%, 11/ 3/2006                      165,000             165,000
Bank United Corp
      8.88%, 5/ 1/2007                       200,000             203,325
Washington Mutual Inc
      5.54%, 3/20/2008 (a)                   225,000             225,393
      5.67%, 1/15/2010 (a)                   275,000             276,069
      5.69%, 3/22/2012 (a)                   350,000             349,102
                                                          ---------------
                                                               1,218,889
                                                          ---------------
Sovereign (0.13%)
Mexico Government International Bond
      8.38%, 1/14/2011                       250,000             279,750
                                                          ---------------


Special Purpose Banks (0.08%)
Korea Development Bank
      3.88%, 3/ 2/2009                       175,000             169,713
                                                          ---------------

Special Purpose Entity (0.51%)
BAE Systems Holdings Inc
      4.75%, 8/15/2010 (c)                   500,000             487,666
Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                       185,000             176,540
Xlliac Global Funding
      5.59%, 6/ 2/2008 (a)(b)(c)             450,000             450,682
                                                          ---------------
                                                               1,114,888
                                                          ---------------
Supranational Bank (0.25%)
Corp Andina de Fomento
      5.60%, 3/16/2007 (a)                   225,000             225,063
      7.38%, 1/18/2011                       300,000             321,562
                                                          ---------------
                                                                 546,625
                                                          ---------------
Telecommunication Services (0.29%)
Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                     250,000             258,750
Mastec Inc
      7.75%, 2/ 1/2008 (e)                   200,000             200,000
Verizon Global Funding Corp
      5.54%, 8/15/2007 (a)                   175,000             175,122
                                                          ---------------
                                                                 633,872
                                                          ---------------
Telephone - Integrated (1.54%)
AT&T Corp
      7.75%, 3/ 1/2007                       400,000             402,873
AT&T Inc
      5.30%, 11/15/2010                      250,000             250,372
Deutsche Telekom International Finance BV
      5.57%, 3/23/2009 (a)                   375,000             375,130
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                       325,000             322,562
Sprint Capital Corp
      7.63%, 1/30/2011                       250,000             269,453
Telecom Italia Capital SA
      4.00%, 11/15/2008                      320,000             311,315
      5.98%, 7/18/2011 (a)                   240,000             239,454
Telefonica Emisiones SAU
      5.69%, 6/19/2009 (a)                   400,000             400,330
Telefonica Europe BV
      7.75%, 9/15/2010                       375,000             405,782
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                      325,000             318,929
Verizon Communications Inc
      5.35%, 2/15/2011                        70,000              70,398
                                                          ---------------
                                                               3,366,598
                                                          ---------------
Television (0.30%)
British Sky Broadcasting Group PLC
      6.88%, 2/23/2009                       400,000             412,920
CBS Corp
      5.63%, 5/ 1/2007                       250,000             250,185
                                                          ---------------
                                                                 663,105
                                                          ---------------

Textile - Home Furnishings (0.36%)
Mohawk Industries Inc
      6.50%, 4/15/2007                       780,000             783,019
                                                          ---------------

Transport - Rail (0.31%)
Burlington Northern Santa Fe Corp
      7.88%, 4/15/2007                       665,000             671,843
                                                          ---------------

Transport - Services (0.16%)
FedEx Corp
      2.65%, 4/ 1/2007                       200,000             197,706
Ryder System Inc
      5.95%, 5/ 2/2011                       145,000             147,684
                                                          ---------------
                                                                 345,390
                                                          ---------------
TOTAL BONDS                                            $     195,074,220
                                                          ---------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (21.92%) Federal Home Loan
Mortgage Corporation (FHLMC) (3.25%)
      5.50%, 12/ 1/2008                       26,599              26,547
      5.50%, 2/ 1/2009                        55,999              56,213
      5.50%, 3/ 1/2009                        29,294              29,407
      5.50%, 4/ 1/2009                        61,037              61,271
      6.50%, 4/ 1/2009                        16,630              16,759
      5.00%, 9/ 1/2009                        75,540              74,982
      9.00%, 9/ 1/2009                        15,524              15,551
      4.50%, 11/ 1/2009                      131,564             129,619
      4.50%, 12/ 1/2009                      319,878             315,148
      4.50%, 4/ 1/2010                       195,486             192,785
      4.50%, 9/ 1/2010                       322,152             316,416
      4.50%, 2/ 1/2011                       129,768             127,405
      4.50%, 4/ 1/2011                       154,925             152,104
      4.50%, 6/ 1/2011                       497,089             489,973
      4.50%, 7/ 1/2011                       179,919             176,642
      4.50%, 10/ 1/2011                      311,848             306,168
      4.50%, 11/ 1/2011                      727,148             713,905
      6.50%, 4/ 1/2015                         9,502               9,763
      6.50%, 12/ 1/2015                       36,010              36,795
      7.00%, 12/ 1/2022                      168,450             174,117
      7.50%, 12/ 1/2029                        4,084               4,265
      7.25%, 12/ 1/2007                        8,778               8,788
      8.00%, 12/ 1/2011                        4,976               5,022
      4.56%, 1/ 1/2035 (a)                   420,053             411,288
      5.59%, 6/ 1/2035 (a)                 2,001,400           2,018,350
      4.84%, 9/ 1/2035 (a)                   744,949             732,737
      5.03%, 9/ 1/2035                       531,323             529,353
                                                          ---------------
                                                               7,131,373
                                                          ---------------
Federal National Mortgage
Association (FNMA) (5.79%)
      5.50%, 2/ 1/2009                       164,131             164,554
      5.50%, 5/ 1/2009                         8,078               8,099
      5.50%, 10/ 1/2009                       94,748              94,993
      4.50%, 12/ 1/2009                       27,654              27,160
      4.50%, 3/ 1/2010                       244,481             240,189
      4.00%, 5/ 1/2010                       524,773             508,502
      4.50%, 5/ 1/2010                        89,184              87,598
      4.00%, 6/ 1/2010                       266,989             258,711
      4.00%, 7/ 1/2010                       322,399             312,404
      4.00%, 8/ 1/2010                       201,254             195,014
      4.50%, 8/ 1/2011                       411,545             402,745
      4.50%, 9/ 1/2011                       170,849             167,196

Federal National Mortgage
Association (FNMA)
      8.50%, 5/ 1/2022                        42,482              45,215
      9.00%, 2/ 1/2025                        11,661              12,585
      8.00%, 5/ 1/2027                        10,375              10,997
      6.00%, 7/ 1/2028                        83,203              84,188
      7.50%, 10/ 1/2029                       21,552              22,508
      4.63%, 12/ 1/2032 (a)                  946,907             948,553
      4.07%, 7/ 1/2034                       519,713             519,582
      4.37%, 7/ 1/2034 (a)                   851,723             838,196
      4.31%, 8/ 1/2034 (a)                   488,436             479,376
      4.42%, 9/ 1/2034 (a)                   731,622             717,145
      4.25%, 1/ 1/2035 (a)                   407,999             413,066
      4.50%, 1/ 1/2035 (a)                   701,076             692,714
      4.87%, 2/ 1/2035 (a)                   549,393             559,035
      4.56%, 4/ 1/2035 (a)                   858,010             841,843
      5.55%, 6/ 1/2035 (a)                   465,167             473,608
      4.99%, 10/ 1/2035                    1,914,913           1,912,458
      4.70%, 2/ 1/2037 (a)                 1,642,775           1,649,865
                                                          ---------------
                                                              12,688,099
                                                          ---------------
U.S. Treasury (12.88%)
      4.25%, 10/31/2007 (e)               13,375,000          13,288,277
      4.13%, 8/15/2008 (e)                 5,000,000           4,954,100
      3.88%, 5/15/2010 (e)                 1,150,000           1,123,811
      4.50%, 11/15/2010                      500,000             498,633
      4.88%, 2/15/2012 (e)                 3,625,000           3,679,234
      4.38%, 8/15/2012 (e)                 2,850,000           2,824,059
      4.50%, 2/15/2016 (e)                 1,900,000           1,885,007
                                                          ---------------
                                                              28,253,121
                                                          ---------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                     $      48,072,593
                                                          ---------------
SHORT TERM INVESTMENTS (0.85%)
Commercial Paper (0.85%)
Investment in Joint Trading Account;
HSBC Funding
      5.30%, 11/ 1/2006                    1,877,128           1,877,129
                                                          ---------------
TOTAL SHORT TERM INVESTMENTS                           $       1,877,129
                                                          ---------------
MONEY MARKET FUNDS (1.39%)
Money Center Banks (1.39%)
BNY Institutional
Cash Reserve Fund (b)                      3,042,000           3,042,000
                                                          ---------------
TOTAL MONEY MARKET FUNDS                               $       3,042,000
                                                          ---------------
Total Investments                                      $     248,065,942
Liabilities in Excess
of Other Assets, Net - (13.11)%                              (28,756,489)
                                                          ---------------
TOTAL NET ASSETS - 100.00%                             $     219,309,453
                                                          ===============
                                                          ---------------

                                                          ===============

(a) Variable Rate

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $21,824,354 or 9.95% of net assets.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,352,575 or 3.81% of net assets.

(e) Security or a portion of the security was on loan at the end of the period.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,962 or 0.02% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               563,158
Unrealized Depreciation                           (2,438,655)
                                             -----------------
Net Unrealized Appreciation (Depreciation)        (1,875,497)
Cost for federal income tax purposes              249,941,439


                 SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS

                                                                                        Unrealized
                                                                  Notional              Appreciation/
Description                                                        Amount               (Depreciation)
---------------------------------------------- --------------------------------- ----- -----------------
Receive a monthly return equal to the Lehman ERISA
 Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR with Morgan Stanley.  Expires November 2006.            3,000,000         $   4,451



                                                               SCHEDULE OF FUTURES CONTRACTS
                                                                                        Current              Unrealized
                                            Number of               Original             Market            Appreciation/
Type                                        Contracts                 Value              Value             (Depreciation)
--------------------------------------------------------------- ------------------ ------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006              34                      $8,041,850          $8,043,975                  $2,125
90 Day Euro Dollar; June 2008                  25                       5,939,063           5,954,063                  15,000
Sell:
90 Day Euro Dollar; June 2007                  25                       5,925,937           5,934,375                 (8,438)
90 Day Euro Dollar; March 2007                 34                       8,048,225           8,056,300                 (8,075)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Mortgage Securities                                                                                                    46.96%
Asset Backed Securities                                                                                                16.49%
Financial                                                                                                              16.45%
Government                                                                                                             13.26%
Communications                                                                                                          4.34%
Utilities                                                                                                               3.98%
Consumer, Non-cyclical                                                                                                  2.92%
Energy                                                                                                                  2.84%
Consumer, Cyclical                                                                                                      2.55%
Industrial                                                                                                              1.90%
Technology                                                                                                              0.81%
Basic Materials                                                                                                         0.61%
Liabilities in Excess of Other Assets, Net                                                                          (-13.11%)
                                                                                                       -----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                       =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Asset Type                                                                                                            Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Futures                                                                                                                12.76%
Total Return Swaps                                                                                                      0.00%



      October 31, 2006
      SmallCap Blend Fund
                                          Shares
                                           Held                 Value
                                         -------------------------------
      COMMON STOCKS (96.75%)
      Advertising Services (0.30%)
      inVentiv Health Inc (a)(b)           34,666      $         991,448
                                                          --------------

      Aerospace & Defense (0.60%)
      Teledyne Technologies Inc (b)        48,049              2,004,604
                                                          --------------

      Aerospace &
      Defense Equipment (0.55%)
      BE Aerospace Inc (b)                 72,880              1,842,406
                                                          --------------

      Airlines (1.09%)
      Alaska Air Group Inc (b)             31,540              1,266,331
      Continental Airlines Inc (a)(b)      64,090              2,363,639
                                                          --------------
                                                               3,629,970
                                                          --------------
      Apparel Manufacturers (2.03%)
      Guess ? Inc (a)(b)                   48,370              2,754,671
      Oxford Industries Inc                28,345              1,496,049
      Phillips-Van Heusen                  55,510              2,540,138
                                                          --------------
                                                               6,790,858
                                                          --------------
      Applications Software (0.62%)
      Nuance Communications Inc (a)(b)     77,876                898,689
      Verint Systems Inc (a)(b)            35,888              1,174,973
                                                          --------------
                                                               2,073,662
                                                          --------------
      Auto/Truck Parts & Equipment
        - Original (0.55%)
      Tenneco Inc (a)(b)                   80,749              1,833,002
                                                          --------------

      Auto/Truck Parts & Equipment
        - Replacement (0.11%)
      Aftermarket Technology Corp (b)      19,422                364,939
                                                          --------------

      Building & Construction Products
         - Miscellaneous
      (0.47%)
      NCI Building Systems Inc (a)(b)      26,480              1,584,828
                                                          --------------

      Building Products
        - Cement & Aggregate (0.61%)
      Texas Industries Inc                 33,046              2,052,157
                                                          --------------

      Building Products
        - Light Fixtures (0.63%)
      Genlyte Group Inc (b)                27,314              2,110,280
                                                          --------------

      Cable TV (0.46%)
      Lodgenet Entertainment Corp (b)      66,763              1,535,549
                                                          --------------

      Cellular Telecommunications (0.24%)
      Syniverse Holdings Inc (b)           55,100                812,725
                                                          --------------

      Chemicals - Diversified (0.40%)
      FMC Corp                             19,587              1,342,689
                                                          --------------

      Chemicals - Specialty (0.52%)
      Arch Chemicals Inc                   51,561              1,725,231
                                                          --------------


      Circuit Boards (0.39%)
      Park Electrochemical Corp            42,293              1,299,241
                                                          --------------

      Collectibles (0.28%)
      RC2 Corp (a)(b)                      20,355                919,639
                                                          --------------

      Commercial Banks (8.17%)
      Alabama National Bancorporation (a)  24,910              1,690,143
      Bancfirst Corp                        8,562                425,959
      Bank of Hawaii Corp                  44,093              2,300,332
      Banner Corp                           8,700                378,102
      BOK Financial Corp (a)                3,364                172,910
      Capital Corp of the West (a)         10,213                308,943
      Central Pacific Financial Corp       43,558              1,602,499
      City Bank/Lynnwood WA                 9,053                486,508
      City Holding Co                      18,664                731,629
      Colonial BancGroup Inc/The           59,927              1,428,660
      Columbia Banking System Inc           9,780                309,830
      Community Bancorp/NV (b)             10,419                302,255
      Corus Bankshares Inc (a)             64,092              1,315,809
      Cullen/Frost Bankers Inc             34,222              1,853,464
      East West Bancorp Inc                59,572              2,174,974
      First Community Bancorp Inc/CA (a)   38,300              2,047,901
      First State Bancorporation/NM        15,621                389,119
      Heartland Financial USA Inc           6,141                176,001
      Heritage Commerce Corp               11,833                289,672
      IBERIABANK Corp                       6,188                364,102
      Intervest Bancshares Corp (b)         5,461                195,176
      ITLA Capital Corp (a)                 3,480                198,778
      Pinnacle Financial Partners Inc (a)  10,611                352,710
      Placer Sierra Bancshares             13,381                317,397
      Preferred Bank/Los Angeles CA        17,208              1,007,873
      Prosperity Bancshares Inc            26,370                914,775
      Security Bank Corp/GA (a)            15,790                382,592
      Southwest Bancorp Inc/Stillwater OK  13,559                367,584
      Sterling Bancshares Inc/TX           27,240                498,764
      Sterling Financial Corp/WA           41,640              1,384,946
      Trustmark Corp (a)                   19,970                632,250
      Vineyard National Bancorp
        - Warrants (b)(c)(d)(e)             2,369                      -
      Vineyard National Bancorp (a)        56,000              1,223,040
      Virginia Commerce Bancorp (a)(b)     14,432                293,836
      West Coast Bancorp/OR (a)            11,120                365,848
      Wilshire Bancorp Inc                 19,910                393,820
                                                          --------------
                                                              27,278,201
                                                          --------------
      Commercial Services (0.22%)
      Steiner Leisure Ltd (b)              16,460                751,234
                                                          --------------

      Commercial Services
        - Finance (0.73%)
      Wright Express Corp (a)(b)           89,605              2,452,489
                                                          --------------

      Computer Aided Design (1.27%)
      Ansys Inc (b)                        45,906              2,111,676
      Aspen Technology Inc (a)(b)          32,726                327,915
      MSC.Software Corp (a)(b)             26,850                361,132
      Parametric Technology Corp (b)       72,999              1,426,400
                                                          --------------
                                                               4,227,123
                                                          --------------

      Computer Graphics (0.64%)
      Trident Microsystems Inc (a)(b)     101,330              2,142,116
                                                          --------------

      Computer Services (0.55%)
      SI International Inc (b)             21,170                701,997
      SYKES Enterprises Inc (a)(b)         56,142              1,139,121
                                                          --------------
                                                               1,841,118
                                                          --------------
      Computers - Memory Devices (0.78%)
      Imation Corp                         36,250              1,659,163
      Komag Inc (a)(b)                     25,118                960,763
                                                          --------------
                                                               2,619,926
                                                          --------------
      Consulting Services (0.80%)
      FTI Consulting Inc (a)(b)            93,860              2,666,563
                                                          --------------

      Consumer Products
        - Miscellaneous (0.97%)
      Central Garden and Pet Co (b)        45,100              2,253,647
      CNS Inc                              19,850                735,443
      WD-40 Co                              7,155                243,198
                                                          --------------
                                                               3,232,288
                                                          --------------
      Containers - Metal & Glass (0.43%)
      Silgan Holdings Inc                  34,543              1,429,044
                                                          --------------

      Diagnostic Equipment (0.69%)
      Immucor Inc (b)                      83,853              2,308,473
                                                          --------------

      Diagnostic Kits (0.62%)
      Dade Behring Holdings Inc            25,398                925,249
      Meridian Bioscience Inc (a)          49,160              1,133,138
                                                          --------------
                                                               2,058,387
                                                          --------------
      Direct Marketing (0.60%)
      Harte-Hanks Inc                      78,760              1,988,690
                                                          --------------

      Distribution & Wholesale (1.95%)
      Central European Distribution Corp   57,810              1,467,218
      Directed Electronics Inc (a)(b)      24,430                335,912
      United Stationers Inc (b)            35,445              1,692,499
      Watsco Inc (a)                       20,190              1,005,462
      WESCO International Inc (b)          30,856              2,013,971
                                                          --------------
                                                               6,515,062
                                                          --------------
      Diversified Manufacturing
        Operations (0.37%)
      AO Smith Corp                        34,786              1,223,076
                                                          --------------

      Diversified Operations
         & Commercial Services
      (0.37%)
      Chemed Corp (a)                      35,214              1,249,745
                                                          --------------

      E-Commerce - Products (0.49%)
      Nutri/System Inc (a)(b)              21,425              1,321,494
      Shutterfly Inc (a)(b)                22,780                299,557
                                                          --------------
                                                               1,621,051
                                                          --------------
      Educational Software (0.39%)
      Blackboard Inc (a)(b)                47,502              1,316,280
                                                          --------------

      Electric - Integrated (1.76%)
      Allete Inc                           58,010              2,616,251
      OGE Energy Corp                      44,414              1,713,492

      Electric - Integrated
      PNM Resources Inc                    54,829              1,543,985
                                                          --------------
                                                               5,873,728
                                                          --------------
      Electronic Components
        - Semiconductors (1.46%)
      Diodes Inc (a)(b)                    27,139              1,195,202
      Microsemi Corp (b)                   71,727              1,405,849
      ON Semiconductor Corp (a)(b)        292,814              1,821,303
      Zoran Corp (b)                       32,850                457,272
                                                          --------------
                                                               4,879,626
                                                          --------------
      Electronic Design Automation (0.10%
      Ansoft Corp (b)                      12,942                345,034
                                                          --------------

      Electronic Measurement
         Instruments (0.66%)
      Itron Inc (a)(b)                     23,671              1,288,649
      Tektronix Inc                        30,543                927,591
                                                          --------------
                                                               2,216,240
                                                          --------------
      Electronic Parts
        Distribution (0.55%)
      Avnet Inc (b)                        77,312              1,830,748
                                                          --------------

      E-Marketing & Information (0.68%)
      aQuantive Inc (a)(b)                 83,402              2,266,866
                                                          --------------

      Enterprise Software
        & Services (1.38%)
      Hyperion Solutions Corp (b)          47,746              1,785,700
      Informatica Corp (b)                118,820              1,472,180
      Lawson Software Inc (b)              83,383                635,379
      Packeteer Inc (a)(b)                 62,649                702,295
                                                          --------------
                                                               4,595,554
                                                          --------------
      E-Services - Consulting (0.57%)
      Digital Insight Corp (b)             61,908              1,905,528
                                                          --------------

      Finance - Investment
        Banker & Broker (1.22%)
      Greenhill & Co Inc (a)               22,121              1,502,901
      Investment Technology Group Inc (b)  23,479              1,096,469
      optionsXpress Holdings Inc           47,820              1,486,246
                                                          --------------
                                                               4,085,616
                                                          --------------
      Finance - Leasing Company (0.46%)
      Financial Federal Corp               42,600              1,172,352
      Marlin Business Services Corp (b)    15,540                359,129
                                                          --------------
                                                               1,531,481
                                                          --------------
      Financial Guarantee
        Insurance (0.37%)
      Triad Guaranty Inc (b)               24,077              1,240,206
                                                          --------------

      Food - Wholesale
        & Distribution (0.25%)
      Nash Finch Co (a)                    31,963                829,440
                                                          --------------

      Footwear & Related Apparel (1.13%)
      Steven Madden Ltd                    38,320              1,653,125
      Wolverine World Wide Inc             74,390              2,109,700
                                                          --------------
                                                               3,762,825
                                                          --------------
      Gambling (Non-Hotel) (0.69%)
      Pinnacle Entertainment Inc (b)       76,624              2,318,642
                                                          --------------

      Gas - Distribution (0.59%)
      Energen Corp                         46,253              1,980,553
                                                          --------------

      Human Resources (0.57%)
      Kforce Inc (b)                       27,590                413,022
      Korn/Ferry International (a)(b)      68,108              1,505,868
                                                          --------------
                                                               1,918,890
                                                          --------------
      Identification Systems
        - Development (0.02%)
      Metrologic Instruments Inc (a)(b)     4,087                 74,669
                                                          --------------

      Independent Power Producer (0.10%)
      Ormat Technologies Inc                8,710                334,464
                                                          --------------

      Instruments - Controls (0.50%)
      Mettler Toledo International Inc (b  24,558              1,685,907
                                                          --------------

      Internet Application
        Software (0.70%)
      WebEx Communications Inc (a)(b)      60,530              2,327,379
                                                          --------------

      Internet Connectivity
        Services (0.20%)
      Redback Networks Inc (a)(b)          42,600                673,932
                                                          --------------

      Investment Companies (0.46%)
      Ares Capital Corp (a)                83,531              1,547,829
                                                          --------------

      Lasers - Systems
        & Components (0.65%)
      Cymer Inc (b)                        46,650              2,161,295
                                                          --------------

      Life & Health Insurance (0.61%)
      Delphi Financial Group               51,584              2,024,672
                                                          --------------

      Machinery - Construction
        & Mining (1.33%)
      Astec Industries Inc (a)(b)          33,550              1,069,909
      Bucyrus International Inc            29,850              1,250,715
      JLG Industries Inc                   76,944              2,127,502
                                                          --------------
                                                               4,448,126
                                                          --------------
      Machinery - General
        Industry (1.48%)
      Gardner Denver Inc (b)               58,314              1,982,093
      Manitowoc Co Inc/The                 33,260              1,825,309
      Middleby Corp (a)(b)                 12,560              1,131,781
                                                          --------------
                                                               4,939,183
                                                          --------------
      Machinery Tools
        & Related Products (0.50%)
      Kennametal Inc                       27,070              1,670,490
                                                          --------------

      Medical - Biomedical/Gene (1.80%)
      Bio-Rad Laboratories Inc (b)         20,830              1,529,339
      ICOS Corp (a)(b)                     59,547              1,888,831
      Incyte Corp (b)                      75,120                357,571
      Lexicon Genetics Inc (b)             79,445                316,985
      Myriad Genetics Inc (a)(b)           54,869              1,475,427
      SuperGen Inc (a)(b)                  79,380                450,085
                                                          --------------
                                                               6,018,238
                                                          --------------
      Medical - Drugs (1.90%)
      Adams Respiratory
        Therapeutics Inc (a)(b)            43,480              1,873,988
      Cubist Pharmaceuticals Inc (b)       44,804                997,785
      New River Pharmaceuticals Inc(a)(b) 21,440              1,090,438
      Viropharma Inc (a)(b)               133,490              1,779,422
      Zymogenetics Inc (a)(b)              37,800                606,690
                                                          --------------
                                                               6,348,323
                                                          --------------

      Medical - HMO (0.81%)
      Centene Corp (a)(b)                  57,959              1,367,253
      Sierra Health Services Inc (a)(b)    39,073              1,337,859
                                                          --------------
                                                               2,705,112
                                                          --------------
      Medical Imaging Systems (0.21%)
      IRIS International Inc (a)(b)        59,440                712,686
                                                          --------------

      Medical Instruments (0.48%)
      Kyphon Inc (a)(b)                    40,667              1,606,347
                                                          --------------

      Medical Laboratory &
        Testing Service (0.51%)
      Icon Plc ADR (b)                     47,170              1,692,460
                                                          --------------

      Medical Laser Systems (0.79%)
      LCA-Vision Inc (a)                   26,330                924,973
      Palomar Medical
        Technologies Inc (a)(b)            36,462              1,716,995
                                                          --------------
                                                               2,641,968
                                                          --------------
      Medical Products (0.51%)
      Haemonetics Corp/Mass (b)            17,542                799,915
      Syneron Medical Ltd (a)(b)           34,967                899,701
                                                          --------------
                                                               1,699,616
                                                          --------------
      Metal Processors
        & Fabrication (0.90%)
      Commercial Metals Co                 56,026              1,490,852
      Ladish Co Inc (b)                    48,414              1,511,485
                                                          --------------
                                                               3,002,337
                                                          --------------
      Motion Pictures & Services (0.33%)
      Lions Gate Entertainment Corp(a)(b) 110,411              1,118,463
                                                          --------------

      Multi-Line Insurance (0.33%)
      American Financial Group Inc/OH      16,055                768,392
      Horace Mann Educators Corp           16,003                322,301
                                                          --------------
                                                               1,090,693
                                                          --------------
      Multimedia (0.30%)
      Journal Communications Inc           85,189                996,711
                                                          --------------

      Networking Products (1.27%)
      Anixter International Inc (a)(b)     22,862              1,366,233
      Polycom Inc (a)(b)                  104,970              2,876,178
                                                          --------------
                                                               4,242,411
                                                          --------------
      Non-Ferrous Metals (0.69%)
      RTI International Metals Inc (a)(b)  37,480              2,298,274
                                                          --------------

      Office Supplies & Forms (0.09%)
      Ennis Inc                            13,111                301,160
                                                          --------------

      Oil - Field Services (2.37%)
      Global Industries Ltd (b)           114,290              1,897,214
      Helix Energy
        Solutions Group Inc (a)(b)         51,340              1,658,282
      Oceaneering International Inc (b)    51,500              1,853,485
      Superior Energy Services (a)(b)      58,540              1,832,302
      Warrior Energy Service Corp (a)(b)   23,350                662,906
                                                          --------------
                                                               7,904,189
                                                          --------------
      Oil & Gas Drilling (0.94%)
      Grey Wolf Inc (a)(b)                318,891              2,232,237

      Oil & Gas Drilling
      Todco (b)                            27,000                921,510
                                                          --------------
                                                               3,153,747
                                                          --------------
      Oil Company - Exploration
        & Production (1.36%)
      Penn Virginia Corp                   17,225              1,232,449
      St Mary Land & Exploration Co        46,147              1,720,822
      W&T Offshore Inc (a)                 47,399              1,600,664
                                                          --------------
                                                               4,553,935
                                                          --------------
      Oil Refining & Marketing (0.43%)
      Holly Corp                           29,868              1,420,522
                                                          --------------

      Physician Practice Management (0.35
      Pediatrix Medical Group Inc (b)      25,670              1,153,353
                                                          --------------

      Poultry (0.49%)
      Pilgrim's Pride Corp (a)             66,113              1,651,503
                                                          --------------

      Power Converter
        & Supply Equipment (0.40%)
      Advanced Energy Industries Inc (b)   85,714              1,347,424
                                                          --------------

      Printing - Commercial (0.51%)
      Consolidated Graphics Inc (b)        27,151              1,687,978
                                                          --------------

      Private Corrections (0.41%)
      Geo Group Inc/The (b)                35,823              1,361,274
                                                          --------------

      Property &
        Casualty Insurance (2.25%)
      Argonaut Group Inc (a)(b)            44,060              1,498,481
      CNA Surety Corp (b)                  16,190                329,305
      Fpic Insurance Group Inc (a)(b)      12,759                456,007
      Navigators Group Inc (b)              9,210                433,515
      Safety Insurance Group Inc           28,459              1,423,234
      Selective Insurance Group            19,598              1,082,789
      United America Indemnity Ltd (b)     14,890                341,874
      Zenith National Insurance Corp       42,045              1,955,933
                                                          --------------
                                                               7,521,138
                                                          --------------
      Real Estate Magagement &
        Services (0.71%)
      Trammell Crow Co (b)                 48,922              2,384,948
                                                          --------------

      Recreational Centers (0.70%)
      Life Time Fitness Inc (a)(b)         45,430              2,341,008
                                                          --------------

      Recycling (0.56%)
      Aleris International Inc (a)(b)      36,397              1,874,809
                                                          --------------

      REITS - Diversified (0.98%)
      Entertainment Properties Trust       38,160              2,098,800
      Washington Real Estate
        Investment Trust (a)               27,600              1,163,340
                                                          --------------
                                                               3,262,140
                                                          --------------
      REITS - Healthcare (0.74%)
      Senior Housing Properties Trust     107,470              2,464,287
                                                          --------------

      REITS - Hotels (1.23%)
      DiamondRock Hospitality Co           91,770              1,548,160
      FelCor Lodging Trust Inc             60,480              1,255,565

      REITS - Hotels
      Highland Hospitality Corp            93,340              1,289,959
                                                          --------------
                                                               4,093,684
                                                          --------------
      REITS - Mortgage (1.25%)
      Anthracite Capital Inc (a)           25,080                359,145
      Arbor Realty Trust Inc               24,001                667,228
      Deerfield Triarc Capital Corp       115,023              1,709,242
      Gramercy Capital Corp/New York       51,087              1,425,327
                                                          --------------
                                                               4,160,942
                                                          --------------
      REITS - Office Property (0.67%)
      BioMed Realty Trust Inc              68,972              2,222,968
                                                          --------------

      REITS - Shopping Centers (0.37%)
      Kite Realty Group Trust              19,640                360,198
      Saul Centers Inc                     10,350                503,010
      Urstadt Biddle Properties Inc        19,810                378,965
                                                          --------------
                                                               1,242,173
                                                          --------------
      REITS - Single Tenant (0.20%)
      Getty Realty Corp (a)                20,718                662,976
                                                          --------------

      REITS - Storage (0.18%)
      Sovran Self Storage Inc (a)          10,287                606,727
                                                          --------------

      Rental - Auto & Equipment (0.41%)
      Dollar Thrifty
        Automotive Group (a)(b)            34,512              1,386,002
                                                          --------------

      Research & Development (0.38%)
      Parexel International Corp (b)       42,490              1,257,704
                                                          --------------

      Resorts & Theme Parks (0.83%)
      Vail Resorts Inc (a)(b)              72,155              2,788,791
                                                          --------------

      Respiratory Products (0.70%)
      Respironics Inc (b)                  66,276              2,340,868
                                                          --------------

      Retail - Apparel & Shoe (3.07%)
      Aeropostale Inc (b)                  11,488                336,713
      Brown Shoe Co Inc                    19,670                766,343
      Cache Inc. (a)(b)                    11,772                252,509
      Charlotte Russe Holding Inc (b)      84,200              2,328,130
      Childrens Place Retail
        Stores Inc/The (a)(b)              27,630              1,939,350
      Christopher & Banks Corp (a)         12,320                332,517
      Genesco Inc (a)(b)                   39,586              1,487,246
      Men's Wearhouse Inc (a)              53,410              2,128,389
      Shoe Carnival Inc (b)                11,418                326,783
      United Retail Group Inc (b)          20,350                365,690
                                                          --------------
                                                              10,263,670
                                                          --------------
      Retail - Automobile (0.18%)
      Asbury Automotive Group Inc          25,260                606,240
                                                          --------------

      Retail - Convenience Store (0.70%)
      Pantry Inc/The (a)(b)                42,579              2,323,962
                                                          --------------

      Retail - Jewelry (0.04%)
      Movado Group Inc (a)                  5,649                145,462
                                                          --------------


      Retail - Restaurants (1.75%)
      California Pizza Kitchen Inc (b)     39,857              1,286,185
      CKE Restaurants Inc                  98,964              1,933,757
      Domino's Pizza Inc                   48,577              1,320,323
      Morton's Restaurant Group Inc (b)    21,200                343,228
      Ruth's Chris Steak House (a)(b)      49,392                972,528
                                                          --------------
                                                               5,856,021
                                                          --------------
      Retail - Sporting Goods (0.66%)
      Hibbett Sporting Goods Inc (b)       75,458              2,206,392
                                                          --------------

      Rubber & Plastic Products (0.10%)
      Myers Industries Inc                 17,792                322,391
                                                          --------------

      Savings & Loans - Thrifts (1.09%)
      First Place Financial Corp/OH        13,930                324,430
      FirstFed Financial Corp (a)(b)       27,690              1,710,411
      PFF Bancorp Inc (a)                  18,693                579,670
      TierOne Corp                         10,300                329,394
      Willow Financial Bancorp Inc         11,493                183,543
      WSFS Financial Corp                   7,846                505,596
                                                          --------------
                                                               3,633,044
                                                          --------------
      Semiconductor Component
        - Integrated Circuits
      (1.09%)
      Cirrus Logic Inc (b)                148,400              1,047,704
      Emulex Corp (b)                      79,876              1,501,669
      Micrel Inc (b)                       98,340              1,097,474
                                                          --------------
                                                               3,646,847
                                                          --------------
      Semiconductor Equipment (0.33%)
      Entegris Inc (a)(b)                  96,990              1,087,258
                                                          --------------

      Steel - Producers (0.65%)
      Chaparral Steel Co                   31,140              1,295,113
      Reliance Steel & Aluminum Co         25,672                881,833
                                                          --------------
                                                               2,176,946
                                                          --------------
      Sugar (0.08%)
      Imperial Sugar Co                    10,240                271,667
                                                          --------------

      Telecommunication Equipment (0.91%)
      Anaren Inc (b)                       19,810                398,379
      Arris Group Inc (b)                  66,794                895,040
      Comtech
        Telecommunications Corp (a)(b)     38,898              1,386,714
      Sirenza Microdevices Inc (a)(b)      50,764                372,100
                                                          --------------
                                                               3,052,233
                                                          --------------
      Telecommunication Equipment
         Fiber Optics (0.28%)
      Sycamore Networks Inc (b)           249,539                935,771
                                                          --------------

      Telecommunication Services (0.84%)
      Consolidated Communications
        Holdings Inc                       66,860              1,230,224
      NeuStar Inc (a)(b)                   54,157              1,582,468
                                                          --------------
                                                               2,812,692
                                                          --------------
      Telephone - Integrated (0.32%)
      Alaska Communications
        Systems Group Inc (a)              74,059              1,065,709
                                                          --------------

      Therapeutics (1.83%)
      BioMarin Pharmaceuticals Inc (a)(b)  83,230              1,334,177
      Isis Pharmaceuticals Inc (a)(b)     112,590                966,022
      Medarex Inc (a)(b)                  126,584              1,635,466

      Therapeutics
      Progenics Pharmaceuticals Inc (a)(b  31,810                830,877
      Theravance Inc (a)(b)                42,720              1,343,971
                                                          --------------
                                                               6,110,513
                                                          --------------
      Toys (0.36%)
      Jakks Pacific Inc (a)(b)             55,872              1,211,864
                                                          --------------

      Transactional Software (0.72%)
      VeriFone Holdings Inc (a)(b)         81,800              2,389,378
                                                          --------------

      Transport - Rail (0.28%)
      Genesee & Wyoming Inc (a)(b)         33,120                930,341
                                                          --------------

      Transport - Services (0.75%)
      HUB Group Inc (b)                    61,680              1,675,229
      Pacer International Inc              27,490                843,668
                                                          --------------
                                                               2,518,897
                                                          --------------
      Transport - Truck (0.35%)
      Old Dominion Freight Line (b)        41,766              1,155,248
                                                          --------------

      Veterinary Products (0.31%)
      PetMed Express Inc (a)(b)            81,640              1,020,500
                                                          --------------

      Wire & Cable Products (0.64%)
      General Cable Corp (b)               44,111              1,658,574
      Insteel Industries Inc (a)           26,860                481,868
                                                          --------------
                                                               2,140,442
                                                          --------------
      Wireless Equipment (0.20%)
      EMS Technologies Inc (a)(b)          27,560                502,970
      Viasat Inc (b)                        6,409                173,940
                                                          --------------
                                                                 676,910
                                                          --------------
      TOTAL COMMON STOCKS                              $     323,183,304
                                                          --------------
                                         Principal
                                          Amount               Value
                                         ------------------ ------------
      SHORT TERM INVESTMENTS (4.52%)
      Commercial Paper (4.52%)
      Investment in Joint Trading
        Account; Federal Home Loan Bank
         5.145%, 11/ 1/2006               15,122,951             15,122,951
                                                             --------------
      TOTAL SHORT TERM INVESTMENTS                        $      15,122,951
                                                             --------------
      MONEY MARKET FUNDS (26.11%)
      Money Center Banks (26.11%)
      BNY Institutional Cash
        Reserve Fund (f)                 87,222,000             87,222,000
                                                             --------------
      TOTAL MONEY MARKET FUNDS                            $      87,222,000
                                                             --------------
      Total Investments                                   $     425,528,255
      Liabilities in Excess                                     (91,478,895
      of Other Assets, Net - (27.38)%
                                                             --------------
      TOTAL NET ASSETS - 100.00%                          $     334,049,360
                                                             ==============
                                                             --------------

                                                             ==============

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in goo faith by the Board of Directors. At the end of the period, the value of thes securities totaled $0 or 0.00% of net assets.


(d) Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act o 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Unless otherwise indicated, thes securities are not considered illiquid. At the end of the period, the value o these securities totaled $0 or 0.00% of net assets.

(f) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                            $       43,511,079
      Unrealized Depreciation                                  (10,637,868)
                                                            ----------------
      Net Unrealized Appreciation (Depreciation)                 32,873,211
      Cost for federal income tax purposes                      392,655,044


      Portfolio Summary (unaudited)
      ----------------------------- ----- -----------------------
      Sector                                             Percent
      ----------------------------- ----- -----------------------
      Financial                                           47.38%
      Consumer, Non-cyclical                              17.79%
      Consumer, Cyclical                                  16.46%
      Industrial                                          13.73%
      Technology                                           9.33%
      Communications                                       8.35%
      Energy                                               5.10%
      Mortgage Securities                                  4.53%
      Utilities                                            2.45%
      Basic Materials                                      2.26%
      Liabilities in Excess of                         (-27.38%)
      Other Assets, Net
                                          -----------------------
      TOTAL NET ASSETS                                   100.00%
                                          =======================


      Schedule of Investments
      October 31, 2006
      SmallCap Value Fund
                                         Shares
                                         Held                   Value
                                        --------- ------------------------
      COMMON STOCKS (96.20%)
      Advertising Services (0.56%)
      inVentiv Health Inc (a)(b)          43,920                1,256,112
                                                    ----------------------

      Aerospace & Defense (0.54%)
      Esterline Technologies Corp (b)     31,750                1,196,975
                                                    ----------------------

      Aerospace &
        Defense Equipment (1.47%)
      BE Aerospace Inc (b)                57,610                1,456,381
      Moog Inc (a)(b)                     48,760                1,818,748
                                                    ----------------------
                                                                3,275,129
                                                    ----------------------
      Airlines (0.56%)
      Alaska Air Group Inc (b)            31,400                1,260,710
                                                    ----------------------

      Apparel Manufacturers (0.73%)
      Phillips-Van Heusen (a)             35,620                1,629,971
                                                    ----------------------

      Auto Repair Centers (0.68%)
      Monro Muffler Inc                   40,100                1,520,993
                                                    ----------------------

      Auto/Truck Parts & Equipment
        - Original (0.53%)
      Modine Manufacturing Co             49,650                1,182,166
                                                    ----------------------

      Auto/Truck Parts & Equipment
        - Replacement (0.56%)
      Aftermarket Technology Corp (a)(b)  66,187                1,243,654
                                                    ----------------------

      Building - Heavy
        Construction (0.32%)
      Granite Construction Inc            13,780                  717,938
                                                    ----------------------

      Building Products - Cement &
         Aggregate (0.48%)
      Texas Industries Inc                17,080                1,060,668
                                                    ----------------------

      Building Products - Light
        Fixtures (0.75%)
      Genlyte Group Inc (a)(b)            21,600                1,668,816
                                                    ----------------------

      Chemicals - Diversified (0.69%)
      FMC Corp                            22,510                1,543,061
                                                    ----------------------

      Chemicals - Specialty (2.48%)
      Albemarle Corp                      25,960                1,688,179
      Arch Chemicals Inc                  74,660                2,498,123
      HB Fuller Co                        54,410                1,348,824
                                                    ----------------------
                                                                5,535,126
                                                    ----------------------
      Circuit Boards (0.73%)
      Park Electrochemical Corp           53,180                1,633,690
                                                    ----------------------

      Commercial Banks (15.88%)
      Alabama National Bancorporation     30,740                2,085,709
      Bancfirst Corp                      65,920                3,279,520
      City Holding Co                     58,384                2,288,653
      Columbia Banking System Inc         83,217                2,636,314

      Commercial Banks
      Community Bancorp/NV (a)(b)         27,360                  793,714
      Community Trust Bancorp Inc         73,801                2,832,482
      First State Bancorporation/NM      107,091                2,667,637
      Greene County Bancshares Inc (a)    63,351                2,388,333
      Hancock Holding Co (a)              39,100                2,005,830
      Hanmi Financial Corp               114,870                2,454,772
      IBERIABANK Corp                     12,510                  736,088
      Placer Sierra Bancshares            38,210                  906,341
      Sterling Bancshares Inc/TX         114,120                2,089,537
      Sterling Financial Corp/WA          75,565                2,513,292
      Taylor Capital Group Inc            50,942                1,775,329
      Trico Bancshares                    95,530                2,483,780
      United Community Banks Inc/GA (a)   47,120                1,481,453
                                                    ----------------------
                                                               35,418,784
                                                    ----------------------
      Commercial Services (0.52%)
      ICT Group Inc (a)(b)                36,700                1,163,390
                                                    ----------------------

      Computer Services (0.68%)
      Syntel Inc (a)                      60,610                1,518,281
                                                    ----------------------

      Computers - Integrated
        Systems (0.51%)
      Radisys Corp (a)(b)                 62,597                1,147,403
                                                    ----------------------

      Computers - Memory Devices (0.65%)
      Imation Corp                        31,490                1,441,297
                                                    ----------------------

      Computers - Voice
        Recognition (0.61%)
      Talx Corp (a)                       55,720                1,355,110
                                                    ----------------------

      Consumer Products - Miscellaneous
        (0.67%)
      Central Garden and Pet Co (b)       29,990                1,498,600
                                                    ----------------------

      Containers - Metal & Glass (0.70%)
      Silgan Holdings Inc (a)             37,930                1,569,164
                                                    ----------------------

      Decision Support Software (0.66%)
      SPSS Inc (b)                        53,360                1,476,471
                                                    ----------------------

      Distribution & Wholesale (1.02%)
      Central European
        Distribution Corp (a)(b)          50,490                1,281,436
      Watsco Inc (a)                      20,170                1,004,466
                                                    ----------------------
                                                                2,285,902
                                                    ----------------------
      Diversified Manufacturing
        Operations (1.01%)
      Actuant Corp (a)                    27,170                1,394,908
      AO Smith Corp                       24,260                  852,981
                                                    ----------------------
                                                                2,247,889
                                                    ----------------------
      Electric - Integrated (2.59%)
      Idacorp Inc                         54,350                2,143,021
      UIL Holdings Corp (a)               51,350                2,041,163
      WPS Resources Corp (a)              29,850                1,588,318
                                                    ----------------------
                                                                5,772,502
                                                    ----------------------
      Electronic Components
        - Miscellaneous (1.01%)
      Benchmark Electronics Inc (b)       49,325                1,309,579
      Plexus Corp (a)(b)                  43,440                  952,205
                                                    ----------------------
                                                                2,261,784
                                                    ----------------------

      Electronic Measurement
        Instruments (0.66%)
      Tektronix Inc                       48,310                1,467,175
                                                    ----------------------

      Enterprise Software & Services (2.
      Hyperion Solutions Corp (b)         38,175                1,427,745
      Lawson Software Inc (a)(b)         140,040                1,067,105
      Mantech International Corp (b)      42,817                1,458,347
      SYNNEX Corp (b)                     65,640                1,473,618
                                                    ----------------------
                                                                5,426,815
                                                    ----------------------
      E-Services - Consulting (0.38%)
      WebSideStory Inc (a)(b)             65,620                  856,341
                                                    ----------------------

      Finance - Credit Card (1.24%)
      Advanta Corp - B Shares (a)         70,640                2,771,914
                                                    ----------------------

      Food - Miscellaneous
        /Diversified (0.58%)
      Ralcorp Holdings Inc (b)            25,970                1,284,217
                                                    ----------------------

      Footwear & Related Apparel (0.58%)
      Steven Madden Ltd (a)               29,845                1,287,513
                                                    ----------------------

      Gambling (Non-Hotel) (0.68%)
      Pinnacle Entertainment Inc (b)      49,940                1,511,184
                                                    ----------------------

      Gas - Distribution (1.61%)
      Atmos Energy Corp                   68,380                2,101,317
      Southwest Gas Corp                  41,620                1,493,326
                                                    ----------------------
                                                                3,594,643
                                                    ----------------------
      Golf (0.44%)
      Callaway Golf Co                    72,990                  980,256
                                                    ----------------------

      Human Resources (1.42%)
      Korn/Ferry International (a)(b)     79,720                1,762,609
      MPS Group Inc (b)                   91,770                1,399,493
                                                    ----------------------
                                                                3,162,102
                                                    ----------------------
      Instruments - Controls (0.34%)
      Mettler Toledo International Inc(b 10,960                  752,404
                                                    ----------------------

      Leisure & Recreation Products(0.77
      WMS Industries Inc (a)(b)           48,480                1,712,798
                                                    ----------------------

      Machinery - Electrical (0.71%)
      Regal-Beloit Corp (a)               31,850                1,574,983
                                                    ----------------------

      Machinery -General Industry (1.07%
      Gardner Denver Inc (b)              36,224                1,231,254
      Manitowoc Co Inc/The                21,190                1,162,907
                                                    ----------------------
                                                                2,394,161
                                                    ----------------------
      Medical - Biomedical/Gene (0.58%)
      PDL BioPharma Inc (a)(b)            61,580                1,301,185
                                                    ----------------------

      Medical - Drugs (0.41%)
      Adams Respiratory
        Therapeutics Inc (a)(b)           21,040                  906,824
                                                    ----------------------


      Medical Instruments (0.39%)
      Symmetry Medical Inc (a)(b)         55,570                  866,892
                                                    ----------------------

      Medical Products (1.05%)
      Haemonetics Corp/Mass (b)           28,970                1,321,032
      Syneron Medical Ltd (a)(b)          39,440                1,014,791
                                                    ----------------------
                                                                2,335,823
                                                    ----------------------
      Multimedia (0.56%)
      Journal Communications Inc         106,540                1,246,518
                                                    ----------------------

      Networking Products (0.73%)
      Polycom Inc (a)(b)                  59,870                1,640,438
                                                    ----------------------

      Non-Ferrous Metals (0.72%)
      RTI International Metals Inc (a)(b  26,330                1,614,556
                                                    ----------------------

      Office Supplies & Forms (0.81%)
      Ennis Inc (a)                       78,810                1,810,266
                                                    ----------------------

      Oil - Field Services (2.17%)
      Global Industries Ltd (b)           79,970                1,327,502
      Hornbeck Offshore Services Inc(a)( 33,290                1,201,436
      Oil States International Inc (b)    33,780                  980,971
      W-H Energy Services Inc (b)         28,230                1,322,011
                                                    ----------------------
                                                                4,831,920
                                                    ----------------------
      Oil & Gas Drilling (0.32%)
      Todco (b)                           20,730                  707,515
                                                    ----------------------

      Oil Company - Exploration
        & Production (1.63%)
      Berry Petroleum Co (a)              39,310                1,173,403
      St Mary Land & Exploration Co       31,900                1,189,551
      Whiting Petroleum Corp (a)(b)       28,780                1,283,876
                                                    ----------------------
                                                                3,646,830
                                                    ----------------------
      Paper & Related Products (0.38%)
      Glatfelter                          58,280                  853,219
                                                    ----------------------

      Physician Practice
        Management (0.46%)
      Pediatrix Medical Group Inc (b)     22,980                1,032,491
                                                    ----------------------

      Poultry (0.28%)
      Pilgrim's Pride Corp (a)            24,830                  620,253
                                                    ----------------------

      Printing - Commercial (0.55%)
      Consolidated Graphics Inc (b)       19,729                1,226,552
                                                    ----------------------

      Private Corrections (0.63%)
      Geo Group Inc/The (a)(b)            36,770                1,397,260
                                                    ----------------------

      Property &
        Casualty Insurance (4.75%)
      American Physicians Capital Inc (b  56,370                3,084,003
      Argonaut Group Inc (a)(b)           50,870                1,730,089
      CRM Holdings Ltd (b)                60,070                  533,422
      Darwin Professional
        Underwriters Inc (a)(b)           66,345                1,492,762
      United America Indemnity Ltd (b)    67,320                1,545,667
      Zenith National Insurance Corp      47,550                2,212,026
                                                    ----------------------
                                                               10,597,969
                                                    ----------------------

      Publishing - Periodicals (0.49%)
      Playboy Enterprises Inc (a)(b)     102,110                1,083,387
                                                    ----------------------

      Recreational Centers (0.57%)
      Life Time Fitness Inc (a)(b)        24,730                1,274,337
                                                    ----------------------

      REITS - Diversified (1.22%)
      Entertainment Properties Trust (a)  49,373                2,715,515
                                                    ----------------------

      REITS - Hotels (1.72%)
      LaSalle Hotel Properties            34,200                1,444,950
      Winston Hotels Inc (a)             196,880                2,382,248
                                                    ----------------------
                                                                3,827,198
                                                    ----------------------
      REITS - Mortgage (3.46%)
      Arbor Realty Trust Inc              95,740                2,661,572
      Deerfield Triarc Capital Corp      193,360                2,873,330
      Gramercy Capital Corp/New York      78,440                2,188,476
                                                    ----------------------
                                                                7,723,378
                                                    ----------------------
      REITS - Office Property (0.59%)
      Alexandria Real Estate Equities In  13,290                1,325,013
                                                    ----------------------

      REITS - Shopping Centers (2.08%)
      Inland Real Estate Corp            130,270                2,434,746
      Urstadt Biddle Properties Inc (a)  115,230                2,204,350
                                                    ----------------------
                                                                4,639,096
                                                    ----------------------
      REITS - Single Tenant (0.80%)
      Agree Realty Corp                   50,630                1,775,088
                                                    ----------------------

      Rental - Auto & Equipment (0.50%)
      Dollar Thrifty Automotive Group (a  27,630                1,109,621
                                                    ----------------------

      Resorts & Theme Parks (0.57%)
      Vail Resorts Inc (a)(b)             32,940                1,273,131
                                                    ----------------------

      Retail - Apparel & Shoe (2.45%)
      Charlotte Russe Holding Inc (b)     50,390                1,393,284
      Childrens Place Retail
        Stores Inc/The (a)(b)             17,960                1,260,612
      Stage Stores Inc                    38,725                1,255,077
      Tween Brands Inc (b)                36,980                1,546,504
                                                    ----------------------
                                                                5,455,477
                                                    ----------------------
      Retail - Convenience Store (0.64%)
      Pantry Inc/The (a)(b)               26,320                1,436,546
                                                    ----------------------

      Retail - Petroleum Products (0.58%
      World Fuel Services Corp (a)        30,220                1,300,064
                                                    ----------------------

      Retail - Restaurants (2.37%)
      Buffalo Wild Wings Inc (a)(b)       18,680                  965,756
      CKE Restaurants Inc                 41,370                  808,370
      Landry's Restaurants Inc (a)        26,960                  789,928
      Morton's Restaurant Group Inc (b)   73,189                1,184,930
      Rare Hospitality
        International Inc (a)(b)          48,657                1,533,182
                                                    ----------------------
                                                                5,282,166
                                                    ----------------------
      Retail - Sporting Goods (0.42%)
      Hibbett Sporting Goods Inc (a)(b)   32,110                  938,896
                                                    ----------------------


      Savings & Loans - Thrifts (2.28%)
      PFF Bancorp Inc (a)                 71,920                2,230,239
      WSFS Financial Corp                 44,462                2,865,131
                                                    ----------------------
                                                                5,095,370
                                                    ----------------------
      Semiconductor Component
        - Integrated Circuits
      (1.13%)
      Cirrus Logic Inc (b)               179,940                1,270,376
      Emulex Corp (b)                     66,540                1,250,952
                                                    ----------------------
                                                                2,521,328
                                                    ----------------------
      Semiconductor Equipment (1.11%)
      Entegris Inc (a)(b)                137,740                1,544,065
      Veeco Instruments Inc (a)(b)        49,820                  931,136
                                                    ----------------------
                                                                2,475,201
                                                    ----------------------
      Steel - Producers (1.09%)
      Carpenter Technology Corp           10,620                1,136,234
      Chaparral Steel Co                  31,420                1,306,758
                                                    ----------------------
                                                                2,442,992
                                                    ----------------------
      Steel - Specialty (0.60%)
      Oregon Steel Mills Inc (b)          24,640                1,340,416
                                                    ----------------------

      Telecommunication Equipment (1.68%
      Arris Group Inc (b)                101,040                1,353,936
      CommScope Inc (a)(b)                43,850                1,399,253
      Comtech Telecommunications
        Corp (a)(b)                       27,895                  994,457
                                                    ----------------------
                                                                3,747,646
                                                    ----------------------
      Telecommunication Services (0.46%)
      Iowa Telecommunications
            Services Inc (a)              51,401                1,024,936
                                                    ----------------------

      Transport - Marine (0.69%)
      American Commercial Lines Inc (a)(  24,030                1,541,525
                                                    ----------------------

      Transport - Services (0.82%)
      HUB Group Inc (a)(b)                67,140                1,823,522
                                                    ----------------------

      Transport - Truck (0.45%)
      Old Dominion Freight Line (a)(b)    36,010                  996,037
                                                    ----------------------

      Wire & Cable Products (0.51%)
      General Cable Corp (b)              30,134                1,133,038
                                                    ----------------------
      TOTAL COMMON STOCKS                                     214,595,527
                                                    ----------------------
                                      Principal
                                      Amount                     Value
                                      ----------- ---------------------------
      SHORT TERM INVESTMENTS (3.64%)
      Commercial Paper (3.64%)
      Investment in Joint Trading
        Account; HSBC Funding
         5.30%, 11/ 1/2006             8,125,734                   8,125,734
                                                        ---------------------
      TOTAL SHORT TERM INVESTMENTS                    $            8,125,734
                                                        ---------------------
      MONEY MARKET FUNDS (19.52%)
      Money Center Banks (19.52%)
      BNY Institutional Cash
        eserve Fund (c)               43,545,000                  43,545,000
                                                        ---------------------
      TOTAL MONEY MARKET FUNDS                        $           43,545,000
                                                        ---------------------
      Total Investments                               $          266,266,261
      Liabilities in Excess of
        Other Assets, Net -                                      (43,180,014)
      (19.36)%
                                                        ---------------------
      TOTAL NET ASSETS - 100.00%                      $          223,086,247
                                                        =====================
                                                        ---------------------

                                                        =====================

(a) Security or a portion of the security was on loan at the end of the period.

(b) Non-Income Producing Security

(c) Security was purchased with the cash proceeds from securities loans.

      Unrealized Appreciation (Depreciation)
      Unrealized Appreciation                      $       24,998,326
      Unrealized Depreciation                             (3,864,994)
                                                      ----------------
      Net Unrealized Appreciation (Depreciation)           21,133,332
      Cost for federal income tax purposes                245,132,929


      Portfolio Summary (unaudited)
      ----------------------------- ------------------------------
      Sector                                              Percent
      ----------------------------- ------------------------------
      Financial                                            57.18%
      Consumer, Cyclical                                   13.47%
      Industrial                                           12.24%
      Consumer, Non-cyclical                                9.52%
      Technology                                            7.78%
      Basic Materials                                       5.98%
      Communications                                        4.87%
      Utilities                                             4.20%
      Energy                                                4.12%
      Liabilities in Excess of                          (-19.36%)
      Other Assets, Net
                                             ---------------------
      TOTAL NET ASSETS                                    100.00%
                                             =====================


      Schedule of Investments
      October 31, 2006
      Tax-Exempt Bond Fund
                                          Principal
                                           Amount          Value
                                         ----------------------------------
      TAX-EXEMPT BONDS (95.30%)
      Alaska (0.68%)
      Northern TOB Securitization Corp/AK
         4.63%, 6/ 1/2023                    1,000,000        1,006,580
                                                        ----------------

      Arizona (1.39%)
      Arizona State University/AZ AMBAC
         5.25%, 9/ 1/2024                    1,500,000        1,617,615
      Pima County Industrial Development
        Authority Education Revenue
         5.75%, 7/ 1/2036                      100,000          100,951
      Pima County Industrial Development
        Authority Education
      Revenue  Choice Education and
        Development Corp
         6.25%, 6/ 1/2026                      160,000          163,458
      Pima County Industrial Development
         Authority Education
      Revenue  Paragon Management Inc
         6.00%, 6/ 1/2036                      160,000          165,046
                                                        ----------------
                                                              2,047,070
                                                        ----------------
      Arkansas (0.73%)
      University of Arkansas FGIC
         5.00%, 3/ 1/2021                    1,000,000        1,074,780
                                                        ----------------

      California (12.14%)
      California State Public Works Board
         5.00%, 4/ 1/2030                    1,175,000       1,236,241
      California Statewide Communities
         Development Authority
      Kaiser Permanente
         3.85%, 11/ 1/2029                   1,000,000         991,550
      Clovis Public Financing
        Authority MBIA
         5.25%, 8/ 1/2030                    2,000,000       2,175,220
      East Side Union High School
        District - Santa Clara County MBI
         5.10%, 2/ 1/2019                    1,000,000       1,118,000
      Golden State Tobacco
        Securitization Corp FGIC
         5.50%, 6/ 1/2043                      500,000         555,630
      Independent Cities Lease Finance
         Authority Mobile Home Park
      Revenue  Millenium Housing Corp
         5.85%, 5/15/2041                      100,000         105,021
      Los Angeles County Public Works
        Financing MBIA
         5.00%, 12/ 1/2027                   1,000,000       1,061,410
      Los Angeles Regional Airports
         Improvement Corporation Lease
      Revenue
         7.50%, 12/ 1/2024                     100,000         112,317
      Placentia-Yorba Linda Unified
        School District FGIC
         5.00%, 10/ 1/2030                   2,000,000       2,114,860
      San Diego Redevelopment Agency/CA
         XL Capital Ltd
         5.00%, 9/ 1/2023                    1,775,000       1,882,228
      State of California
         5.25%, 11/ 1/2025                   2,000,000       2,150,060
         5.00%, 3/ 1/2027                    2,000,000       2,123,960
         5.50%, 4/ 1/2028                    2,000,000       2,214,297
                                                        ---------------
                                                            17,840,794
                                                        ---------------
      Colorado (1.68%)
      Fort Collins CO AMBAC
         5.38%, 6/ 1/2023                    2,275,000       2,476,246
                                                        ---------------

      Connecticut (1.99%)
      Connecticut State Development
        Authority  Connecticut Light &
      Power
         5.95%, 9/ 1/2028                    2,800,000       2,925,636
                                                        ---------------

      Florida (4.95%)
      Amelia Walk Community
        Development District
         5.50%, 5/ 1/2037                      100,000         102,001
      County of Miami-Dade FL FGIC
         3.55%, 10/ 5/2022                   1,000,000       1,000,000
      County of Orange FL AMBAC
         5.50%, 10/ 1/2032                   3,000,000       3,279,690
      Orange County School Board MBIA
         5.38%, 8/ 1/2022                      310,000         316,733
      South Broward Hospital
        District/FL MBIA
         5.00%, 5/ 1/2021                    2,000,000       2,155,140
      Verandah East Community
        Development District
         5.40%, 5/ 1/2037                      100,000         101,185
      Wentworth Estates
        Community Development
         5.63%, 5/ 1/2037                      160,000         163,632
      West Villages Improvement District
         5.50%, 5/ 1/2037                      160,000         163,375
                                                        ---------------
                                                             7,281,756
                                                        ---------------
      Idaho (1.71%)
      Idaho Health Facilities
        Authority/ID  Radian Group
         5.25%, 9/ 1/2025                    2,000,000       2,133,220
      Idaho Housing & Finance
        Association/ID
         5.90%, 1/ 1/2015                      380,000         382,599
                                                        ---------------
                                                             2,515,819
                                                        ---------------
      Illinois (7.38%)
      Chicago Board of Education/IL MBIA
         5.50%, 12/ 1/2021                   2,270,000       2,535,579
         6.00%, 12/ 1/2021                   1,540,000       1,766,919
      City of Chicago IL GNMA/FNMA
         6.30%, 9/ 1/2029                      720,000         751,104
      County of Cook IL MBIA
         5.25%, 11/15/2028                   2,000,000       2,158,980
      Illinois Finance Authority
         5.00%, 8/15/2026                      160,000         161,542
      Illinois Finance Authority
        Multi-Family Revenue Housing Plum
      Creek Rolling Meadows
         6.50%, 12/ 1/2037                     160,000         162,384
      Illinois Health Facilities
        Authority  Advocate Health Care
         5.25%, 8/15/2008                      320,000         332,278
      Illinois Health Facilities
        Authority  Lake Forest Hospital
         6.00%, 7/ 1/2017                    1,500,000       1,643,115
      Illinois Health Facilities
        Authority South SurburbanHospital
         7.00%, 2/15/2009                      145,000         150,774
         7.00%, 2/15/2018                      720,000         863,345
      Pingree Grove Special Service
        Area No 7  Cambridge Lakes
      Project
         6.00%, 3/ 1/2036                      160,000         163,805
      Yorkville IL United City Special
        Services Area Special Tax
      Autumn Creek Project
         6.00%, 3/ 1/2036                      160,000         162,616
                                                        ---------------
                                                            10,852,441
                                                        ---------------
      Indiana (3.07%)
      County of St Joseph IN  Holy
        Cross Village
         6.00%, 5/15/2038                      100,000         104,957
      Delaware County Hospital
      Authority/IN Cardinal Health System
         5.25%, 8/ 1/2036                      160,000         167,062
      Hendricks County Building
        Facilities Corp
         5.50%, 7/15/2020                    2,500,000       2,760,350
      Indiana Housing Finance Authority
         GNMA/FNMA
         3.60%, 1/ 1/2032                      785,000         782,166

      Indiana
      Noblesville Redevelopment Authority
         5.00%, 8/ 1/2021                      655,000         693,298
                                                        ---------------
                                                             4,507,833
                                                        ---------------
      Iowa (0.75%)
      Eddyville IA  Cargill Inc
         5.63%, 12/ 1/2013                   1,000,000       1,002,540
      Iowa Finance Authority  Care
        Initiatives
         5.50%, 7/ 1/2025                      100,000         105,435
                                                        ---------------
                                                             1,107,975
                                                        ---------------
      Kansas (5.51%)
      City of Topeka KS XL Capital Ltd
         5.25%, 8/ 1/2035                    5,490,000       5,967,300
      Sedgwick & Shawnee Counties
        KS  GNMA/FNMA
         5.65%, 6/ 1/2037                    1,955,000       2,134,000
                                                        ---------------
                                                             8,101,300
                                                        ---------------
      Kentucky (1.92%)
      Adair County School District
        Finance Corp School Building
      Revenue
         5.10%, 9/ 1/2020                    2,670,000       2,817,277
                                                        ---------------

      Louisiana (1.60%)
      Louisiana Local Government
      Environmental Facilities Community
      Development Authority
        CDA Healthcare of LA LLC
         7.00%, 6/ 1/2036                      100,000         101,401
      Louisiana State Citizens
        Property Insurance AMBAC
         5.00%, 6/ 1/2022                    2,000,000       2,146,320
      Lousiana Local Government
        Enviromental Facilities Community
      Development Authority Revenue
         6.00%, 9/ 1/2036                      100,000         100,728
                                                        ---------------
                                                             2,348,449
                                                        ---------------
      Maryland (0.07%)
      Maryland Health & Higher Educationa
      General German Aged PPLS
         5.40%, 1/ 1/2037                      100,000         104,779
                                                        ---------------

      Massachusetts (1.58%)
      Massachusetts Bay Transportation
         Authority
         5.25%, 7/ 1/2028                    2,000,000       2,328,020
                                                        ---------------

      Michigan (6.33%)
      Chippewa County Hospital
        Finance Authority
         5.63%, 11/ 1/2014                     130,000         130,605
      Detroit Local Development
        Finance Authority
         5.50%, 5/ 1/2021                      100,000          96,800
      Michigan State Hospital Finance
        Authority  Detroit Medical
      Center
         5.25%, 8/15/2023                      160,000         162,138
      Michigan State Hospital Finance
        Authority  Trinity Health
         6.00%, 12/ 1/2013                   1,275,000       1,389,036
      Michigan State Trunk Line/MI FSA
         5.25%, 10/ 1/2021                   1,000,000       1,077,800
      Michigan Strategic Fund
        Detroit Edison Co
         5.45%, 9/ 1/2029                    2,000,000       2,097,860
      Midland County Economic Development
         Corp  Midland Cogeneration
         6.88%, 7/23/2009                      160,000         163,859
      Saginaw Hospital Finance
     Authority/MI Covenant Medical Center
         6.50%, 7/ 1/2030                    2,050,000       2,240,773
      Summit Academy North Michigan
        Public School Academy Revenue
         5.00%, 11/ 1/2015                     160,000         160,576

      Michigan
      Walled Lake Consolidated School
         District MBIA
         5.25%, 5/ 1/2022                    1,625,000       1,792,001
                                                        ---------------
                                                             9,311,448
                                                        ---------------
      Minnesota (1.13%)
     Aitkin MN  Aitkin Community Hospital
         5.60%, 2/ 1/2032                      160,000         164,202
      City of Minneapolis MN
         5.35%, 2/ 1/2030                      150,000         150,882
      City of Pine City MN  Lakes
        International Language Academy
         6.25%, 5/ 1/2035                      100,000         101,501
      Minnesota State Municipal
        Power Agency
         5.25%, 10/ 1/2021                   1,000,000       1,082,020
      St Paul Port Authority Tax
        Great Northern Business Center
      North Project
         6.00%, 3/ 1/2030                      160,000         168,510
                                                        ---------------
                                                             1,667,115
                                                        ---------------
      Mississippi (0.82%)
      Biloxi Housing Authority/MS
        Beauvoir Apartments LP
         6.25%, 9/ 1/2031                      150,000         159,181
      State of Mississippi FSA
         5.75%, 12/ 1/2013                     480,000         510,408
         5.75%, 12/ 1/2014                     505,000         536,800
                                                        ---------------
                                                             1,206,389
                                                        ---------------
      Missouri (2.28%)
      Cape Girardeau County Building
         Corp/MO MBIA
         5.25%, 3/ 1/2026                    1,000,000       1,092,440
      Carthage MO  Mccune-Brooks Hospital
         5.88%, 4/ 1/2030                      160,000         162,826
      City of Kansas City MO
         5.40%, 6/ 1/2024                      120,000         122,788
      Missouri Housing Development
         Commission  GNMA/FNMA
         5.05%, 9/ 1/2024                      680,000         695,456
      Missouri State Health &
        Educational Facility  BJC Health
         5.00%, 5/15/2020                    1,200,000       1,278,912
                                                        ---------------
                                                             3,352,422
                                                        ---------------
      Nevada (0.11%)
      County of Clark NV  Nevada Power Co
         5.90%, 11/ 1/2032                     160,000         160,066
                                                        ---------------

      New Hampshire (1.48%)
      New Hampshire Health &
        Education Facility FSA
         5.50%, 8/ 1/2027                    2,000,000       2,168,640
                                                        ---------------

      New Jersey (7.39%)
      New Jersey Economic
        Development Authority
         6.25%, 9/15/2029                      100,000         103,353
      New Jersey Economic
        Development Authority
         5.63%, 6/15/2019                      500,000         527,120
      New Jersey Economic Development
        Authority  State of New Jersey
         5.25%, 3/ 1/2024                    2,000,000       2,166,740
      New Jersey Economic Development
        Authority  United Methodist
      Homes NJ
         5.13%, 7/ 1/2025                      160,000         155,771
      New Jersey Economic Development
        Authority FGIC
         5.00%, 6/15/2011                      525,000         554,872
      New Jersey State Turnpike
        Authority FGIC
         3.51%, 1/ 1/2018 (a)                2,000,000       2,000,000
      New Jersey Transportation
        Trust Fund Authority State of New
      Jersey
         5.25%, 12/15/2020                   2,000,000       2,258,400
      New Jersey
     Tobacco Settlement Financing Corp/NJ
         6.13%, 6/ 1/2024                    2,845,000       3,099,002
                                                        ---------------
                                                            10,865,258
                                                        ---------------
      New York (7.29%)
      City of New York NY
         6.25%, 8/ 1/2008                      750,000         762,653
         5.00%, 8/ 1/2021                    2,300,000       2,461,023
      East Rochester Housing Authority/NY
         5.50%, 8/ 1/2033                      160,000         162,829
      Metropolitan Transportation
        Authority XL Capital Ltd
         3.56%, 11/ 1/2031                   2,000,000       2,000,000
      New York City Industrial
        Development Agency
         4.86%, 3/ 1/2016                    1,000,000       1,002,550
         6.50%, 3/ 1/2035                      160,000         171,142
      New York State Dormitory Authority
         Lenox Hill Hospital Oblig
      Group
         5.50%, 7/ 1/2030                      160,000         167,832
      New York State Dormitory
        Authority MBIA
         5.25%, 10/ 1/2023                   1,500,000       1,620,000
      Tobacco Settlement Financing
        Authority AMBAC
         5.25%, 6/ 1/2021                    2,200,000       2,365,616
                                                        ---------------
                                                            10,713,645
                                                        ---------------
      Ohio (1.56%)
      Ohio County Commission Special
       District Excise Tax Revenue
      Fort Henry Economic Opportunity
      Development District - The
      Highlands Project

         5.63%, 3/ 1/2036                      160,000         165,984
      Ohio State Turnpike Commission
         5.50%, 2/15/2026                    2,000,000       2,133,280
                                                        ---------------
                                                             2,299,264
                                                        ---------------
      Oklahoma (0.11%)
      Weatherford Hospital Authority
         6.00%, 5/ 1/2025                      160,000         165,117
                                                        ---------------

      Oregon (0.53%)
      Oregon State Housing &
         Community Service
         5.65%, 7/ 1/2028                      765,000         772,114
                                                        ---------------

      Pennsylvania (3.32%)
      Central Dauphin School
        District MBIA
         6.75%, 2/ 1/2024                    1,000,000       1,228,190
      Fulton County Industustial
        Development Authority Hospital
      Revenue
         5.90%, 7/ 1/2040                      160,000         164,325
      Pennsylvania Higher Educational
        Facilties  UPMC Health System
         6.25%, 1/15/2018                    3,000,000       3,319,680
      Philadelphia Authority for
        Industrial Development  Richard
      Allen Development & Improvement
         6.25%, 5/ 1/2033                      160,000         161,941
                                                        ---------------
                                                             4,874,136
                                                        ---------------
      Puerto Rico (1.48%)
      Commonwealth of Puerto Rico
         5.25%, 7/ 1/2017                    1,000,000       1,096,820
         5.25%, 7/ 1/2030                    1,000,000       1,082,660
                                                        ---------------
                                                             2,179,480
                                                        ---------------
      South Carolina (2.30%)
      Lexington One School Facilities
        Corp  Lexington County, South
      Carolina
         5.25%, 12/ 1/2029                   1,000,000       1,064,580




South Carolina
South Carolina Jobs-Economic
        Development CIFG
      5.00%, 11/ 1/2030                     2,200,000           2,322,584
                                                           ---------------
                                                                3,387,164
                                                           ---------------
Tennessee (2.99%)
Sullivan County Health Educational &
   Housing Facilities Board Hospital
        Revenue Wellmont Health System
      5.25%, 9/ 1/2036 (b)                  1,000,000           1,050,080
Tennessee Energy Acquisition Corp/TN
        Goldman Sacs Group
      5.25%, 9/ 1/2018                      3,000,000           3,338,610
                                                           ---------------
                                                                4,388,690
                                                           ---------------
Texas (4.98%)
Alliance Airport Authority/TX  Federal
        Express Corp
      4.85%, 4/ 1/2021                        500,000             507,270
City of San Antonio TX FSA
      5.50%, 5/15/2017                      2,090,000           2,274,631
San Marcos Consolidated Independent
        School District  PSF-GTD
      5.63%, 8/ 1/2025 (c)                  2,020,000           2,282,277
Sea Breeze Public Facility Corp  Sea
        Breeze Seniors LP
      6.50%, 1/ 1/2046                        100,000             101,564
Texas State Department Of Housing &
        Community Affairs  GNMA/FNMA
      5.70%, 1/ 1/2033                      2,085,000           2,157,224
                                                           ---------------
                                                                7,322,966
                                                           ---------------
Washington (1.12%)
Grant County Public Utility District FGIC
      5.00%, 1/ 1/2024                      1,550,000           1,641,481
                                                           ---------------

Wisconsin (2.93%)
County of Milwaukee WI FSA
      5.25%, 12/ 1/2025                     4,000,000           4,304,720
                                                           ---------------
TOTAL TAX-EXEMPT BONDS                                  $     140,116,870
                                                           ---------------
                                           Shares
                                            Held               Value
                                         ------------- --- ---------------
OTHERS (3.95%)
Tax-Exempt Money Market (3.95%)
BlackRock Liquidity Funds MuniFund Port     1,400,000           1,400,000
Merrill Lynch Funds For Institutions
        Series - Institutional
        Tax-Exempt Fund                     4,400,000           4,400,000
                                                           ---------------
                                                                5,800,000
                                                           ---------------
TOTAL OTHERS                                            $       5,800,000
                                                           ---------------
Total Investments                                       $     145,916,870
Other Assets in Excess of
        Liabilities, Net - 0.75%                               1,106,178
                                                           ---------------
TOTAL NET ASSETS - 100.00%                              $     147,023,048
                                                           ===============
                                                           ---------------

                                                           ===============

(a) Variable Rate

(b) Security purchased on a when-issued basis. See Notes to Financial Statements.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $79,089 or 0.05% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $         4,107,195
Unrealized Depreciation                                (40,427)
                                               -----------------
Net Unrealized Appreciation (Depreciation)            4,066,768
Cost for federal income tax purposes                141,850,102



                                                     SCHEDULE OF FUTURES CONTRACTS
                                                                                        Current              Unrealized
                                            Number of               Original             Market            Appreciation/
Type                                        Contracts                 Value              Value             (Depreciation)
--------------------------------------------------------------- ------------------ ------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006              34                      $8,041,462          $8,043,975                  $2,513
90 Day Euro Dollar; June 2008                  24                       5,700,600           5,715,900                  15,300
Sell:
90 Day Euro Dollar; June 2007                  24                       5,688,000           5,697,000                 (9,000)
90 Day Euro Dollar; March 2007                 34                       8,046,987           8,056,300                 (9,313)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Insured                                                                                                                50.63%
Revenue                                                                                                                32.47%
General Obligation                                                                                                      9.79%
Other                                                                                                                   3.94%
Prerefunded                                                                                                             1.47%
Revenue - Special Tax                                                                                                   0.95%
Other Assets in Excess of Liabilities, Net                                                                              0.75%
                                                                                                       -----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                       =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Asset Type                                                                                                            Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Futures                                                                                                                18.71%


Schedule of Investments
October 31, 2006
Ultra Short Bond Fund
                                          Principal
                                           Amount              Value
                                         ------------- --- ---------------
BONDS (82.89%)
Agricultural Chemicals (0.18%)
Mosaic Global Holdings Inc
      11.25%, 6/ 1/2011                       500,000   $         528,125
                                                           ---------------

Appliances (0.09%)
Whirlpool Corp
      5.89%, 6/15/2009 (a)                    250,000             250,513
                                                           ---------------

Asset Backed Securities (7.62%)
Ameriquest Mortgage Securities Inc
      6.02%, 7/25/2035 (a)                  1,000,000           1,010,367
Chase Funding Mortgage Loan
    Asset-Backed Certificates
      3.34%, 5/25/2026                      1,370,692           1,346,868
CNH Wholesale Master Note Trust
      5.72%, 6/15/2011 (a)                    336,000             336,632
Countrywide Asset-Backed Certificates
      3.84%, 10/25/2030 (a)                   335,380             333,200
      6.07%, 12/25/2032 (a)                   450,000             450,309
      6.24%, 12/25/2032 (a)                 2,651,256           2,654,944
      6.77%, 5/25/2033 (a)                  1,000,000           1,003,699
      5.59%, 10/25/2034 (a)                    20,172              20,176
      6.32%, 6/25/2035 (a)                  1,000,000           1,008,240
      5.97%, 11/25/2035 (a)                 1,000,000           1,007,734
      5.98%, 12/25/2035 (a)                   875,000             880,837
Encore Credit Receivables NIM Trust
      4.50%, 1/25/2036 (b)                    697,755             694,368
First Franklin Mortgage Loan Asset
Backed Certificates
      6.00%, 3/25/2034 (b)                  1,250,000           1,235,854
Lehman XS Trust
      5.56%, 11/25/2035 (a)                   878,275             874,659
      5.69%, 5/25/2046 (a)(c)               1,500,000           1,499,297
      5.85%, 5/25/2046 (a)(c)               1,415,000           1,412,789
      6.22%, 6/25/2046 (c)                  2,002,735           2,001,483
Long Beach Asset Holdings Corp
      5.93%, 10/25/2046 (b)(c)              1,654,839           1,654,839
Long Beach Mortgage Loan Trust
      5.82%, 2/25/2035 (a)                  1,000,000           1,006,925
Nomura Asset Acceptance Corp
      5.54%, 1/25/2036 (a)(b)               1,409,739           1,410,262
Sail Net Interest Margin Notes
      5.50%, 6/27/2035 (b)                    214,812             212,663
      4.75%, 7/27/2035 (b)                     53,424              53,287
                                                           ---------------
                                                               22,109,432
                                                           ---------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
      4.13%, 3/ 7/2007                         80,000              79,637
      5.82%, 3/13/2009 (a)                  1,500,000           1,500,972
                                                           ---------------
                                                                1,580,609
                                                           ---------------
Automobile Sequential (0.08%)
Carss Finance LP
      6.27%, 1/15/2011 (a)(b)                 189,932             191,243

Automobile Sequential
Triad Auto Receivables Owner Trust
      3.79%, 1/12/2009                         55,694              55,635
                                                           ---------------
                                                                  246,878
                                                           ---------------
Beverages - Non-Alcoholic (0.04%)
Coca-Cola Femsa SA de CV
      8.95%, 11/ 1/2006                       125,000             125,000
                                                           ---------------

Beverages - Wine & Spirits (0.34%)
Diageo Finance BV
      5.49%, 3/30/2009 (a)                  1,000,000           1,000,754
                                                           ---------------

Brewery (0.09%)
SABMiller PLC
      5.67%, 7/ 1/2009 (a)(b)                 250,000             250,117
                                                           ---------------

Broadcasting Services
& Programming (0.09%)
Clear Channel Communications Inc
      6.00%, 11/ 1/2006                       250,000             250,000
                                                           ---------------

Building - Residential
& Commercial (0.31%)
DR Horton Inc
      8.50%, 4/15/2012                        500,000             524,040
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                      250,000             259,375
KB Home
      9.50%, 2/15/2011                        100,000             103,500
                                                           ---------------
                                                                  886,915
                                                           ---------------
Cable TV (0.09%)
COX Communications Inc
      5.94%, 12/14/2007 (a)                   250,000             251,155
                                                           ---------------

Casino Hotels (0.38%)
Caesars Entertainment Inc
      8.50%, 11/15/2006                       220,000             220,179
      9.38%, 2/15/2007                        475,000             478,563
MGM Mirage
      9.75%, 6/ 1/2007                        400,000             408,000
                                                           ---------------
                                                                1,106,742
                                                           ---------------
Cellular Telecommunications (0.65%)
America Movil SA de CV
      6.01%, 4/27/2007 (a)                    350,000             350,770
Rogers Wireless Inc
      8.52%, 12/15/2010 (a)                   500,000             510,625
Verizon Wireless Capital LLC
      5.38%, 12/15/2006                        25,000              24,995
Vodafone Group PLC
      5.73%, 6/15/2011 (a)                  1,000,000             999,801
                                                           ---------------
                                                                1,886,191
                                                           ---------------
Chemicals - Diversified (0.24%)
Equistar Chemicals LP/Equistar
Funding Corp
      10.63%, 5/ 1/2011                       650,000             695,500
                                                           ---------------

Chemicals - Plastics (0.14%)
BCI US Finance Corp/Borden 2
Nova Scotia Finance ULC
      11.89%, 7/15/2010 (a)(b)                400,000             408,000
                                                           ---------------

Commercial Banks (0.54%)
Glitnir Banki HF
      5.53%, 10/15/2008 (a)(b)                250,000             249,378
HSBC America Capital Trust I
      7.81%, 12/15/2026 (b)                   750,000             780,560
VTB Capital SA for Vneshtorgbank
      6.14%, 9/21/2007 (a)(b)                 135,000             135,270
      5.97%, 8/ 1/2008 (b)                    400,000             400,120
                                                           ---------------
                                                                1,565,328
                                                           ---------------
Commercial Services (0.09%)
Aramark Services Inc
      7.00%, 5/ 1/2007                        250,000             251,089
                                                           ---------------

Computer Services (0.03%)
Sungard Data Systems Inc
      3.75%, 1/15/2009 (d)                    100,000              93,250
                                                           ---------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
      6.23%, 10/ 1/2009                       500,000             500,000
                                                           ---------------

Containers - Metal & Glass (0.10%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                        286,000             293,150
                                                           ---------------

Credit Card Asset
Backed Securities (0.84%)
Citibank Credit Card Issuance Trust
      6.53%, 12/15/2009 (a)                 1,915,000           1,933,101
Discover Card Master Trust I
      5.56%, 5/15/2012 (a)                    500,000             502,467
                                                           ---------------
                                                                2,435,568
                                                           ---------------
Diversified Financial Services (0.41%)
Citicorp Capital II
      8.02%, 2/15/2027                        750,000             783,088
Citigroup Capital II
      7.75%, 12/ 1/2036                       400,000             413,727
                                                           ---------------
                                                                1,196,815
                                                           ---------------
Electric - Generation (0.03%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                       72,500              78,209
                                                           ---------------

Electric - Integrated (1.92%)
Appalachian Power Co
      5.70%, 6/29/2007 (a)                    375,000             375,506
Commonwealth Edison Co
      7.63%, 1/15/2007                      1,110,000           1,113,383
DTE Energy Co
      5.63%, 8/16/2007                        310,000             310,312
Enersis SA/Cayman Island
      6.90%, 12/ 1/2006                       950,000             950,133
Entergy Gulf States Inc
      6.14%, 12/ 8/2008 (a)(b)                200,000             200,379
      5.80%, 12/ 1/2009 (a)                   405,000             403,931
FPL Group Capital Inc
      4.09%, 2/16/2007                        160,000             159,430
Georgia Power Co
      5.61%, 2/17/2009 (a)                    250,000             250,803

Electric - Integrated
Nisource Finance Corp
      3.20%, 11/ 1/2006                     1,000,000           1,000,000
TECO Energy Inc
      6.13%, 5/ 1/2007                        500,000             500,000
Texas-New Mexico Power Co
      6.13%, 6/ 1/2008                        300,000             301,894
                                                           ---------------
                                                                5,565,771
                                                           ---------------
Electronic Components
- Miscellaneous (0.09%)
Solectron Corp
      7.97%, 11/15/2006                       250,000             251,250
                                                           ---------------

Electronic Components
- Semiconductors (0.10%)
Hynix Semiconductor
Manufacturing America Inc
      8.63%, 5/15/2007 (b)                    300,000             302,734
                                                           ---------------

Engines - Internal Combustion (0.16%)
Cummins Inc
      9.50%, 12/ 1/2010                       435,000             456,673
                                                           ---------------

Finance - Auto Loans (0.12%)
GMAC LLC
      6.27%, 1/16/2007 (a)                    350,000             349,951
                                                           ---------------

Finance - Consumer Loans (0.93%)
HSBC Finance Corp
      5.70%, 11/16/2009 (a)                 1,500,000           1,507,872
SLM Corp
      5.54%, 7/26/2010 (a)(d)               1,200,000           1,200,041
                                                           ---------------
                                                                2,707,913
                                                           ---------------
Finance - Investment Banker
& Broker (1.90%)
Bear Stearns Cos Inc/The
      5.66%, 9/ 9/2009 (a)                  1,000,000           1,004,489
Credit Suisse USA Inc
      5.52%, 12/ 9/2008 (a)                   750,000             751,217
Goldman Sachs Group Inc
      5.59%, 3/ 2/2010 (a)(d)               1,250,000           1,252,259
JPMorgan Chase & Co
      5.57%, 3/ 9/2009 (a)                    500,000             501,700
Lehman Brothers Holdings Inc
      5.70%, 11/10/2009 (a)                   250,000             251,031
Morgan Stanley
      5.65%, 1/15/2010 (a)                  1,750,000           1,758,741
                                                           ---------------
                                                                5,519,437
                                                           ---------------
Finance - Leasing Company (0.62%)
Case Credit Corp
      6.75%, 10/21/2007                       551,000             553,755
International Lease Finance Corp
      5.71%, 4/20/2009 (a)                    750,000             753,126
      5.77%, 1/15/2010 (a)                    500,000             503,546
                                                           ---------------
                                                                1,810,427
                                                           ---------------
Finance - Mortgage Loan/Banker (0.96%)
Countrywide Financial Corp
      5.66%, 12/19/2008 (a)                   210,000             210,524
Countrywide Home Loans Inc
      5.67%, 11/16/2007 (a)                   500,000             501,173

Finance - Mortgage Loan/Banker
Fannie Mae Grantor Trust
      4.91%, 9/26/2033 (a)                  1,341,075           1,331,280
Residential Capital Corp
      6.74%, 6/29/2007 (a)(d)                 750,000             754,190
                                                           ---------------
                                                                2,797,167
                                                           ---------------
Finance - Other Services (0.09%)
Athena Neurosciences Finance LLC
      7.25%, 2/21/2008                        250,000             250,000
                                                           ---------------

Food - Miscellaneous/Diversified (0.12%)
Corn Products International Inc
      8.25%, 7/15/2007                        330,000             334,923
                                                           ---------------

Food - Retail (0.58%)
Kroger Co/The
      7.65%, 4/15/2007                      1,050,000           1,059,817
Safeway Inc
      5.72%, 3/27/2009 (a)                    625,000             625,556
                                                           ---------------
                                                                1,685,373
                                                           ---------------
Gas - Distribution (0.29%)
Sempra Energy
      5.86%, 5/21/2008 (a)                    350,000             350,521
Southern California Gas Co
      5.57%, 12/ 1/2009 (a)                   500,000             500,949
                                                           ---------------
                                                                  851,470
                                                           ---------------
Home Equity - Other (3.93%)
Adjustable Rate Mortage NIM Trust
      6.50%, 4/27/2036 (b)(c)               1,350,739           1,339,663
Asset Backed Funding Corp NIM Trust
      5.90%, 2/26/2007 (b)                     86,240              86,131
Bear Stearns Asset Backed Securities NIM
      5.50%, 12/25/2035 (b)                   210,084             209,657
Citifinancial Mortgage Securities Inc
      3.22%, 10/25/2033 (a)                   276,786             273,820
Countrywide Asset-Backed Certificates
      4.43%, 5/25/2032 (a)                    440,971             437,271
First NLC Trust
      6.07%, 9/25/2035 (a)                  1,000,000           1,016,595
GSAA Trust
      5.69%, 4/25/2034                      2,000,000           1,994,766
JP Morgan Mortgage Acquisition Corp NIM
      5.80%, 4/25/2036 (b)(c)                 948,639             949,825
MASTR ABS NIM Trust
      4.75%, 5/26/2035 (b)                    130,552             129,733
Mastr Asset Backed Securities Trust
      5.97%, 10/25/2035 (a)                   475,000             477,887
New Century Home Equity Loan Trust
      6.02%, 7/25/2035 (a)                  1,000,000           1,004,654
New Century Mortgage Corp NIM Trust
      4.70%, 11/25/2006 (b)                    40,121              40,086
Option One Mortgage Loan Trust
      5.99%, 8/25/2035 (a)                  1,000,000           1,009,956
Residential Asset Securities Corp
      4.03%, 4/25/2030                        415,311             410,340
      6.00%, 4/25/2035 (a)                  1,000,000           1,005,688
      6.07%, 7/25/2035 (a)                  1,000,000           1,009,035
                                                           ---------------
                                                               11,395,107
                                                           ---------------

                                                           ---------------
Home Equity - Sequential (0.94%)
Argent Securities Inc
      4.60%, 1/25/2034 (a)                    647,871             643,419
Merrill Lynch Mortgage Investors Inc
      4.50%, 1/25/2035 (b)                  1,669,936           1,636,215
New Century Home Equity Loan Trust
      3.56%, 11/25/2033                       454,899             451,876
                                                           ---------------
                                                                2,731,510
                                                           ---------------
Hotels & Motels (0.16%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                        450,000             452,812
                                                           ---------------

Industrial Automation & Robots (0.09%)
Intermec Inc
      7.00%, 3/15/2008                        250,000             251,250
                                                           ---------------

Insurance Brokers (0.47%)
Marsh & McLennan Cos Inc
      5.51%, 7/13/2007 (a)                  1,350,000           1,349,748
                                                           ---------------

Life & Health Insurance (0.47%)
Cigna Corp
      7.40%, 5/15/2007                        475,000             479,480
Phoenix Cos Inc/The
      6.68%, 2/16/2008                        385,000             386,682
Sun Life Financial Global Funding LP
      5.62%, 7/ 6/2010 (a)(b)                 500,000             501,025
                                                           ---------------
                                                                1,367,187
                                                           ---------------
Medical - Hospitals (0.16%)
HCA Inc
      8.85%, 1/ 1/2007                        150,000             150,642
      5.25%, 11/ 6/2008                       300,000             300,000
                                                           ---------------
                                                                  450,642
                                                           ---------------
Medical - Wholesale Drug
Distribution (0.09%)
Cardinal Health Inc
      5.64%, 10/ 2/2009 (a)(b)                250,000             249,991
                                                           ---------------

Money Center Banks (0.22%)
Chase Capital I
      7.67%, 12/ 1/2026                       625,000             649,600
                                                           ---------------

Mortgage Backed Securities (40.82%)
ACT Depositor Corp
      5.62%, 9/22/2041 (a)(b)                 374,950             373,994
American Home Mortgage Assets
      5.58%, 11/25/2035 (a)(c)              1,067,597           1,082,193
American Home Mortgage Investment Trust
      6.89%, 9/25/2045 (a)(c)                 918,666             929,358
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                        33,281              33,735
      0.21%, 7/10/2042                     78,296,350             807,314
      0.06%, 7/10/2043 (a)(b)               6,247,837              75,305
      0.17%, 9/10/2045                    130,696,372           1,330,750
Banc of America Funding Corp
      5.63%, 7/20/2036 (c)                  2,880,000           2,880,000
Banc of America Large Loan
      5.61%, 2/ 9/2021 (a)(b)                 525,000             526,587

Mortgage Backed Securities
Bank of America Alternative Loan Trust
      5.72%, 6/25/2036 (a)                  2,368,724           2,364,048
Bear Stearns Adjustable
Rate Mortgage Trust
      3.38%, 4/25/2034 (a)                    440,442             441,481
Bear Stearns Alt-A Trust
      5.97%, 7/25/2035 (a)                  1,000,000           1,001,584
      5.97%, 8/25/2035 (a)                  1,002,000           1,006,672
Bear Stearns Commercial
Mortgage Securities
      5.76%, 6/15/2017 (a)(b)               1,000,000           1,000,264
Citicorp Mortgage Securities Inc
      5.50%, 12/25/2033                     1,653,929           1,620,295
Citigroup Commercial Mortgage Trust
      0.47%, 5/15/2043 (b)                 37,715,378             753,101
Citigroup/Deutsche Bank
Commercial Mortgage
      0.65%, 10/15/2048 (b)                11,870,000             299,996
Commercial Mortgage Pass
Through Certificates
      5.58%, 2/ 5/2019 (a)(b)               2,000,000           2,006,906
Countrywide Alternative Loan Trust
      5.75%, 10/25/2034 (a)                   712,000             718,065
      6.37%, 2/25/2035 (a)                  1,000,000           1,005,332
      6.17%, 7/25/2035 (a)                    998,303           1,002,344
      5.91%, 8/25/2035 (a)(c)               3,159,535           3,173,358
      5.74%, 12/25/2035 (a)                 2,935,438           2,949,843
      6.50%, 1/25/2036 (b)                    445,834             444,187
      5.67%, 5/25/2036 (a)                  1,863,421           1,863,432
      5.72%, 5/25/2036 (a)                  2,185,077           2,180,534
      6.00%, 5/25/2036                      1,434,294           1,429,317
      5.63%, 3/20/2046 (a)                  1,773,465           1,775,852
      5.59%, 5/20/2046 (a)                  1,858,900           1,866,133
      5.58%, 7/25/2046 (a)(c)               2,100,000           2,100,000
Countrywide Asset-Backed Certificates
      6.00%, 11/ 8/2036 (b)                 1,144,797           1,133,333
Countrywide Home Loan Mortgage Pass
Through Certificates
      5.50%, 7/25/2033 (a)                  1,881,634           1,877,092
      4.15%, 12/25/2033 (a)                 2,269,095           2,243,901
      5.62%, 3/25/2035 (a)                    809,163             810,555
      5.60%, 3/20/2036 (a)                  1,120,538           1,116,094
CS First Boston Mortgage Securities Corp
      5.57%, 9/15/2020 (a)(b)               3,000,000           3,000,807
      5.60%, 11/15/2020 (a)(b)              2,000,000           2,001,416
      0.47%, 11/15/2036 (a)(b)              8,012,898             335,893
      0.66%, 7/15/2037 (b)                 26,554,642             723,906
      1.77%, 5/15/2038 (b)                  1,783,180              79,088
Downey Savings & Loan Association Mortgag
      5.58%, 4/19/2047 (a)                  2,334,722           2,338,642
First Republic Mortgage Loan Trust
      5.62%, 8/15/2032 (a)                    508,100             509,104
First Union National Bank
Commercial Mortgage Trust
      0.95%, 1/12/2043 (a)(b)              28,723,912             963,917
G-Force LLC
      5.62%, 12/25/2039 (a)(b)              1,000,000             999,988
GMAC Commercial Mortgage Securities Inc
      0.76%, 5/10/2043 (a)                 17,331,113             428,841
Greenwich Capital Commercial Funding Corp
      0.79%, 8/10/2042 (a)(b)              60,352,718           1,668,572
GS Mortgage Securities Corp II
      1.00%, 10/10/2028 (b)               147,438,093           2,701,951
      0.73%, 7/10/2039 (a)(b)               7,813,000             227,358

Mortgage Backed Securities
Heller Financial Commercial
Mortgage Asset Corp
      7.95%, 1/17/2034                        600,000             649,976
Homebanc Mortgage Trust
      5.99%, 7/25/2035 (a)                  1,000,000           1,001,771
      5.65%, 10/25/2035 (a)(c)              2,523,482           2,527,425
      5.66%, 1/25/2036 (a)(c)               2,262,280           2,268,378
Impac CMB Trust
      6.82%, 9/25/2034 (a)                    293,048             293,466
      5.81%, 10/25/2034 (a)                 1,463,892           1,465,511
      6.87%, 10/25/2034 (a)                   539,809             545,501
      5.69%, 11/25/2034 (a)                   166,060             166,154
      5.70%, 1/25/2035 (a)                     79,941              80,028
      5.63%, 4/25/2035 (a)                  1,497,522           1,499,532
      5.83%, 8/25/2035 (a)                    267,664             268,313
      5.86%, 8/25/2035 (a)                    297,404             298,250
Impac Secured Assets CMN Owner Trust
      5.72%, 11/25/2034 (a)                   258,273             258,945
Indymac Index Mortgage Loan Trust
      5.39%, 5/25/2035 (a)(c)                 756,504             749,648
      5.31%, 6/25/2035                      2,180,559           2,204,456
      0.80%, 7/25/2035 (a)(c)              42,960,831             416,183
JP Morgan Chase Commercial
Mortgage Securities
      0.54%, 10/12/2035 (a)(b)             31,548,114           1,166,176
      0.26%, 7/12/2037 (b)                 82,048,910             743,937
      0.35%, 10/12/2037 (a)(b)              7,127,779             303,080
      0.57%, 7/15/2042 (a)                 25,324,419             550,452
JP Morgan Mortgage Trust
      4.91%, 4/25/2035 (a)                    611,154             604,150
LB-UBS Commercial Mortgage Trust
      0.76%, 7/15/2040 (a)                 23,555,733             741,982
Lehman XS Net Interest Margin Notes
      6.25%, 5/28/2046 (b)(c)               1,575,084           1,576,069
Mastr Seasoned Securities Trust
      5.17%, 10/25/2032 (a)                   372,388             373,393
Merrill Lynch Mortgage Investors Inc
      5.44%, 8/25/2035 (a)                    144,417             144,411
      5.67%, 8/25/2036 (a)                  1,532,208           1,538,009
Merrill Lynch Mortgage Trust
      0.58%, 5/12/2043                     11,364,448             303,419
MLCC Mortgage Investors Inc
      5.81%, 7/25/2029 (a)                  1,575,548           1,580,883
Morgan Stanley Capital I
      5.48%, 8/15/2019 (a)(b)               1,000,000           1,000,400
      5.70%, 8/25/2046 (a)(c)               1,000,000           1,000,000
Residential Funding Mortgage Security I
      5.93%, 7/25/2036 (c)                  2,963,703           2,963,703
Structured Adjustable
Rate Mortgage Loan Trust
      6.02%, 8/25/2034 (a)                    994,260           1,004,603
Structured Asset Mortgage Investments I
      6.82%, 8/25/2035 (a)(c)                 694,156             698,928
      5.39%, 5/25/2036 (a)(c)               1,586,121           1,601,982
Structured Asset Mortgage Investments II
      5.90%, 8/25/2035 (a)                    997,718           1,007,758
      5.63%, 2/25/2036 (a)                  1,523,704           1,528,991
      4.99%, 5/25/2036 (a)(c)               1,429,819           1,429,819
      6.00%, 5/25/2045 (a)                    899,220             907,728
Wachovia Bank Commercial Mortgage Trust
      0.30%, 6/15/2035 (b)                  9,806,752             328,605
      0.44%, 10/15/2041 (a)(b)              2,327,161              40,095
Mortgage Backed Securities
Wachovia Bank Commercial
Mortgage Trust (continued)
      0.27%, 3/15/2042 (a)(b)               3,328,619              40,263
      0.64%, 5/15/2044 (a)(b)              21,187,263             551,102
Wamu Alternative Mortgage
Pass-Through Certificates
      5.55%, 7/25/2046 (a)(c)               2,303,324           2,306,113
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (b)                    764,111             739,500
Washington Mutual Inc
      5.64%, 12/25/2027 (a)                 1,619,121           1,619,751
      3.07%, 8/25/2033                        663,969             653,296
      3.18%, 9/25/2033                        297,106             295,120
      3.54%, 7/25/2034                        447,250             445,247
      3.62%, 4/25/2035 (a)                  1,125,220           1,121,558
      4.93%, 8/25/2035 (a)                    712,704             703,892
      4.84%, 9/25/2035 (a)                    799,666             789,140
      5.98%, 9/25/2036                      2,363,066           2,367,724
      6.06%, 4/25/2044 (a)                  1,368,691           1,383,041
      5.99%, 7/25/2045 (a)                    996,105           1,008,615
      5.57%, 11/25/2045 (a)                   382,194             384,286
      5.51%, 12/25/2045 (a)                   313,232             313,379
      5.87%, 1/25/2046 (a)                    998,993           1,009,136
Wells Fargo Mortgage Backed Securities
      4.11%, 6/25/2035                      2,650,000           2,624,375
                                                           ---------------
                                                              118,390,086
                                                           ---------------
Mortgage Securities (0.49%)
Residential Accredit Loans Inc
      5.82%, 2/25/2036 (a)                  1,425,107           1,422,550
                                                           ---------------

Multi-Line Insurance (0.26%)
ACE Ltd
      6.00%, 4/ 1/2007                        250,000             250,433
CNA Financial Corp
      6.75%, 11/15/2006                       500,000             500,186
                                                           ---------------
                                                                  750,619
                                                           ---------------
Multimedia (0.43%)
Time Warner Inc
      6.15%, 5/ 1/2007                      1,000,000           1,003,617
Viacom Inc
      5.74%, 6/16/2009                        250,000             250,029
                                                           ---------------
                                                                1,253,646
                                                           ---------------
Non-Hazardous Waste Disposal (0.13%)
Allied Waste North America Inc
      9.25%, 9/ 1/2012                        350,000             372,312
                                                           ---------------

Office Automation & Equipment (0.17%)
Xerox Corp
      6.16%, 12/18/2009 (a)                   500,000             502,500
                                                           ---------------

Oil - Field Services (0.23%)
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                    399,000             403,988
Smith International Inc
      7.00%, 9/15/2007                        275,000             278,640
                                                           ---------------
                                                                  682,628
                                                           ---------------
Oil Company - Exploration
& Production (0.96%)
Anadarko Petroleum Corp
      5.79%, 9/15/2009 (a)                    400,000             400,577
Oil Company - Exploration & Production
Hilcorp Energy I LP/Hilcorp Finance Co
      10.50%, 9/ 1/2010 (b)                   200,000             214,500
Newfield Exploration Co
      7.45%, 10/15/2007                       500,000             505,000
Pemex Project Funding Master Trust
      7.17%, 10/15/2009 (a)(b)                500,000             517,500
      6.69%, 6/15/2010 (a)(b)                 350,000             359,275
Vintage Petroleum Inc
      8.25%, 5/ 1/2012 (e)                    750,000             790,261
                                                           ---------------
                                                                2,787,113
                                                           ---------------
Oil Company - Integrated (0.36%)
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                      1,000,000           1,042,308
                                                           ---------------

Oil Refining & Marketing (0.53%)
Giant Industries Inc
      11.00%, 5/15/2012                       200,000             216,000
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                      1,240,000           1,308,206
                                                           ---------------
                                                                1,524,206
                                                           ---------------
Optical Supplies (0.10%)
Bausch & Lomb Inc
      6.95%, 11/15/2007                       300,000             300,587
                                                           ---------------

Paper & Related Products (0.10%)
Bowater Inc
      8.39%, 3/15/2010 (a)(d)                 300,000             303,000
                                                           ---------------

Pipelines (1.05%)
Consolidated Natural Gas Co
      5.38%, 11/ 1/2006                       589,000             589,000
Duke Capital LLC
      4.33%, 11/16/2006                       500,000             499,782
Duke Energy Field Services LLC
      5.75%, 11/15/2006                       780,000             780,041
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                        700,000             724,500
Southern Natural Gas Co
      8.88%, 3/15/2010 (d)                    425,000             446,459
                                                           ---------------
                                                                3,039,782
                                                           ---------------
Property & Casualty Insurance (0.10%)
WR Berkley Corp
      9.88%, 5/15/2008                        267,000             285,229
                                                           ---------------

Property Trust (0.17%)
Westfield Capital Corp Ltd
      5.77%, 11/ 2/2007 (a)(b)                500,000             501,395
                                                           ---------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media
 East Finance Co
      9.88%, 11/15/2009                       300,000             315,375
                                                           ---------------

Real Estate Magagement & Services (0.26%)
EOP Operating LP
      5.97%, 10/ 1/2010 (a)                   750,000             756,880
                                                           ---------------


Real Estate Operator & Developer (0.23%)
Duke Realty LP
      5.65%, 12/22/2006 (a)                   402,000             402,038
First Industrial LP
      7.60%, 5/15/2007                        250,000             252,624
                                                           ---------------
                                                                  654,662
                                                           ---------------
Regional Banks (1.17%)
First Union Institutional Capital I
      8.04%, 12/ 1/2026                     1,200,000           1,249,706
Fleet Capital Trust II
      7.92%, 12/11/2026                       577,000             600,665
NB Capital Trust
      7.83%, 12/15/2026                       750,000             780,511
Wachovia Corp
      5.55%, 3/ 1/2012 (a)                    750,000             750,574
                                                           ---------------
                                                                3,381,456
                                                           ---------------
REITS - Diversified (0.27%)
iStar Financial Inc
      5.94%, 3/16/2009 (a)                    375,000             377,521
      5.73%, 9/15/2009 (a)(b)                 400,000             400,052
                                                           ---------------
                                                                  777,573
                                                           ---------------
REITS - Healthcare (0.14%)
National Health Investors Inc
      7.30%, 7/16/2007                        400,000             399,473
                                                           ---------------

REITS - Hotels (0.27%)
Host Marriott LP
      9.50%, 1/15/2007                        770,000             774,812
                                                           ---------------

REITS - Office Property (0.47%)
Brandywine Operating Partnership LP/PA
      5.82%, 4/ 1/2009 (a)                    350,000             350,460
HRPT Properties Trust
      5.99%, 3/16/2011 (a)                  1,000,000           1,001,578
                                                           ---------------
                                                                1,352,038
                                                           ---------------
REITS - Regional Malls (0.51%)
Simon Property Group LP
      6.88%, 11/15/2006                       967,000             967,369
      6.38%, 11/15/2007                       500,000             504,254
                                                           ---------------
                                                                1,471,623
                                                           ---------------
REITS - Warehouse & Industrial (0.17%)
Prologis
      5.65%, 8/24/2009 (a)                    500,000             500,423
                                                           ---------------

Rental - Auto & Equipment (0.34%)
Erac USA Finance Co
      5.63%, 4/30/2009 (b)                    500,000             500,816
      5.65%, 8/28/2009 (a)(b)                 500,000             500,661
                                                           ---------------
                                                                1,001,477
                                                           ---------------
Retail - Regional Department Store (0.36%
JC Penney Corp Inc
      6.50%, 12/15/2007                       765,000             773,115
      8.13%, 4/ 1/2027                        250,000             258,151
                                                           ---------------
                                                                1,031,266
                                                           ---------------

Retail - Restaurants (0.18%)
Darden Restaurants Inc
      5.75%, 3/15/2007                        515,000             514,389
                                                           ---------------

Rubber - Tires (0.15%)
Goodyear Tire & Rubber Co/The
      6.63%, 12/ 1/2006                       444,000             444,000
                                                           ---------------

Satellite Telecommunications (0.16%)
Intelsat Corp
      6.38%, 1/15/2008                        460,000             458,850
                                                           ---------------

Savings & Loans - Thrifts (0.56%)
Bank United Corp
      8.88%, 5/ 1/2007                        125,000             127,078
Washington Mutual Inc
      5.54%, 3/20/2008 (a)                  1,500,000           1,502,624
                                                           ---------------
                                                                1,629,702
                                                           ---------------
Special Purpose Banks (0.09%)
Korea Development Bank
      5.68%, 11/22/2012 (a)                   250,000             250,350
                                                           ---------------

Special Purpose Entity (1.36%)
Fondo LatinoAmericano De Reservas
      5.60%, 2/15/2011 (a)(b)               1,000,000           1,000,160
ING USA Global Funding Trust
      5.52%, 10/ 1/2010 (a)                   750,000             750,856
Pricoa Global Funding I
      5.47%, 6/ 3/2008 (a)(b)                 500,000             500,683
Tyco International Group S.A.
Participation Certification Trust
      4.44%, 6/15/2007 (b)                    250,000             248,268
Xlliac Global Funding
      5.59%, 6/ 2/2008 (a)(b)               1,450,000           1,452,200
                                                           ---------------
                                                                3,952,167
                                                           ---------------
Supranational Bank (0.52%)
Corp Andina de Fomento
      5.73%, 1/26/2007 (a)                  1,000,000           1,002,104
      5.60%, 3/16/2007 (a)                    500,000             500,140
                                                           ---------------
                                                                1,502,244
                                                           ---------------
Telecommunication Services (0.42%)
Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                      400,000             414,000
Mastec Inc
      7.75%, 2/ 1/2008 (d)                    300,000             300,000
Qwest Corp
      5.63%, 11/15/2008 (d)                   170,000             169,362
Verizon Global Funding Corp
      5.54%, 8/15/2007 (a)                    350,000             350,245
                                                           ---------------
                                                                1,233,607
                                                           ---------------
Telephone - Integrated (1.41%)
AT&T Corp
      6.50%, 11/15/2006 (a)                   754,000             754,313
AT&T Inc
      5.61%, 11/14/2008 (a)                   700,000             701,953
Deutsche Telekom International Finance BV
      5.57%, 3/23/2009 (a)                    750,000             750,261

Telephone - Integrated
Mountain States Telephone & Telegraph Co
      6.00%, 8/ 1/2007                        100,000              99,250
New England Telephone & Telegraph
      7.65%, 6/15/2007                        230,000             233,011
Telecom Italia Capital SA
      5.97%, 2/ 1/2011 (a)                    160,000             158,912
      5.98%, 7/18/2011 (a)                    400,000             399,091
Telefonica Emisiones SAU
      5.69%, 6/19/2009 (a)                  1,000,000           1,000,824
                                                           ---------------
                                                                4,097,615
                                                           ---------------
Television (0.09%)
CBS Corp
      5.63%, 5/ 1/2007                        250,000             250,185
                                                           ---------------

Textile - Home Furnishings (0.17%)
Mohawk Industries Inc
      6.50%, 4/15/2007                        500,000             501,935
                                                           ---------------

Transport - Services (0.08%)
FedEx Corp
      2.65%, 4/ 1/2007                        250,000             247,133
                                                           ---------------
TOTAL BONDS                                             $     240,427,472
                                                           ---------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (11.17%) Federal Home Loan
Mortgage Corporation (FHLMC) (1.01%)
      5.32%, 7/ 1/2033 (a)                  1,553,903           1,578,000
      7.05%, 10/ 1/2033 (a)                   403,132             407,900
      6.36%, 8/ 1/2035 (a)                    924,031             935,958
                                                           ---------------
                                                                2,921,858
                                                           ---------------
Federal National Mortgage
Association (FNMA) (10.16%)
      5.00%, 6/ 1/2032 (a)                  1,088,119           1,095,694
      5.09%, 6/ 1/2032 (a)                  1,292,395           1,298,226
      6.36%, 8/ 1/2032                        644,126             660,785
      5.15%, 9/ 1/2032 (a)                  1,747,969           1,762,108
      7.63%, 7/ 1/2033 (a)                    122,917             124,561
      3.85%, 10/ 1/2033 (a)                   633,887             646,140
      6.81%, 10/ 1/2033 (a)                   864,880             867,010
      3.62%, 1/ 1/2034 (a)                  1,434,831           1,438,873
      3.92%, 1/ 1/2034 (a)                  1,524,230           1,551,468
      4.74%, 2/ 1/2034 (a)                    489,395             493,694
      3.61%, 3/ 1/2034 (a)                  1,427,353           1,430,156
      4.30%, 3/ 1/2034 (a)                  2,084,855           2,119,364
      4.51%, 3/ 1/2034 (a)                  2,024,025           2,046,308
      4.83%, 3/ 1/2034 (a)                  1,481,575           1,486,587
      4.58%, 7/ 1/2034 (a)                  2,078,945           2,078,560
      4.55%, 12/ 1/2034 (a)                 1,271,356           1,300,224
      4.25%, 1/ 1/2035 (a)                    309,263             313,104
      4.50%, 2/ 1/2035 (a)                  1,837,547           1,872,998
      4.59%, 2/ 1/2035                        895,711             895,547
      4.87%, 2/ 1/2035 (a)                    493,519             502,180
      4.99%, 10/ 1/2035                     2,878,425           2,874,735
      4.92%, 1/ 1/2036 (a)                  1,367,615           1,384,034
      4.70%, 2/ 1/2037 (a)                  1,218,286           1,223,544
                                                           ---------------
                                                               29,465,900
                                                           ---------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                      $      32,387,758
                                                           ---------------

SHORT TERM INVESTMENTS (4.27%)
Commercial Paper (4.27%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      5.145%, 11/ 1/2006                    9,376,635           9,376,635
Tulip Funding Corp.
      5.25%, 11/ 3/2006                     3,000,000           2,999,125
                                                           ---------------
                                                               12,375,760
                                                           ---------------
TOTAL SHORT TERM INVESTMENTS                            $      12,375,760
                                                           ---------------
MONEY MARKET FUNDS (1.41%)
Money Center Banks (1.41%)
BNY Institutional Cash Reserve Fund (f)     4,080,000           4,080,000
                                                           ---------------
TOTAL MONEY MARKET FUNDS                                $       4,080,000
                                                           ---------------
Total Investments                                       $     289,270,990
Other Assets in Excess of Liabilities,
         Net - 0.26%                                              765,849
                                                           ---------------
TOTAL NET ASSETS - 100.00%                              $     290,036,839
                                                           ===============
                                                           ---------------

                                                           ===============

(a) Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $45,322,706 or 15.63% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $36,561,053 or 12.61% of net assets.

(d) Security or a portion of the security was on loan at the end of the period.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $221,273 or 0.08% of net assets.

(f) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $           791,132
Unrealized Depreciation                               (676,553)
                                               -----------------
Net Unrealized Appreciation (Depreciation)              114,579
Cost for federal income tax purposes                289,156,411

                                         HEDULE OF FUTURES CONTRACTS
                                                                                        Current              Unrealized
                                            Number of               Original             Market            Appreciation/
Type                                        Contracts                 Value              Value             (Depreciation)
--------------------------------------------------------------- ------------------ ------------------- -----------------------
Buy:
90 Day Euro Dollar; December 2006              91                     $21,523,775         $21,529,463                  $5,688
90 Day Euro Dollar; June 2008                  65                      15,441,863          15,480,563                  38,700
U.S. 2 Year Note; December 2006                74                      15,128,382          15,126,062                 (2,320)
Sell:
90 Day Euro Dollar; June 2007                  65                      15,407,300          15,429,375                (22,075)
90 Day Euro Dollar; March 2007                 91                      21,540,837          21,562,450                (21,613)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Sector                                                                                                                Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Mortgage Securities                                                                                                    56.17%
Financial                                                                                                              14.74%
Asset Backed Securities                                                                                                13.42%
Communications                                                                                                          3.45%
Energy                                                                                                                  3.13%
Consumer, Cyclical                                                                                                      2.33%
Utilities                                                                                                               2.24%
Consumer, Non-cyclical                                                                                                  1.95%
Basic Materials                                                                                                         0.67%
Industrial                                                                                                              0.64%
Government                                                                                                              0.52%
Technology                                                                                                              0.48%
Other Assets in Excess of Liabilities, Net                                                                              0.26%
                                                                                                       -----------------------
TOTAL NET ASSETS                                                                                                      100.00%
                                                                                                       =======================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------------------- --------------- -----------------------
Asset Type                                                                                                            Percent
-------------------------------------------------------------------------------------- --------------- -----------------------
Futures                                                                                                                30.73%



                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 298 See accompanying notes.



                                                                   2006    2005(a)
                                                                   ----    ----
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.63     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.47        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.27)
                          Total From Investment Operations         0.51      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.47)      (0.15)
                         Total Dividends and Distributions       (0.47)      (0.15)
Net Asset Value, End of Period                                  $ 10.67     $ 10.63
Total Return(c)...........................................        4.93% (1.09%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $168,767    $172,274
     Ratio of Expenses to Average Net Assets(e)...........        0.94% 0.94%(   f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        0.94%    0.94%(f)
     Ratio of Net Investment Income to Average Net Assets.        4.42%    3.95%(f)
     Portfolio Turnover Rate..............................       274.5% 202.1%,( h)


                                                                   2006     2005(a)
                                                                   ----     ----
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.64     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.40        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.26)
                          Total From Investment Operations         0.43      (0.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.12)
                         Total Dividends and Distributions       (0.40)      (0.12)
Net Asset Value, End of Period                                  $ 10.67     $ 10.64
Total Return(c)...........................................        4.15%  (1.27%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,384     $28,559
     Ratio of Expenses to Average Net Assets(e)...........        1.60%    1.60%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        1.60%    1.60%(f)
     Ratio of Net Investment Income to Average Net Assets.        3.76%    3.30%(f)
     Portfolio Turnover Rate..............................       274.5%  202.1%,(h)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(h) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 14.35     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.86        0.25
                          Total From Investment Operations         1.97        0.27
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.25)          -
Net Asset Value, End of Period                                  $ 16.07     $ 14.35
Total Return(c)...........................................       13.86%    1.92%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,018     $88,400
     Ratio of Expenses to Average Net Assets..............        1.20%    1.11%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.70%    0.40%(e)
     Portfolio Turnover Rate..............................        92.4%    86.7%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 14.32     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.85        0.25
                          Total From Investment Operations         1.82        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.20)          -
Net Asset Value, End of Period                                  $ 15.94     $ 14.32
Total Return(c)...........................................       12.82%    1.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,117     $14,390
     Ratio of Expenses to Average Net Assets..............        2.14%    1.78%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.22)%  (0.27)%(e)
     Portfolio Turnover Rate..............................        92.4%   86.7%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.43     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.28        1.07
                          Total From Investment Operations         3.39        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.49)          -
Net Asset Value, End of Period                                  $ 14.33     $ 11.43
Total Return(c)...........................................       30.57%   10.43%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $366,675    $291,878
     Ratio of Expenses to Average Net Assets..............        1.41%  1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.84%    0.13%(e)
     Portfolio Turnover Rate..............................       107.5% 202.7%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.41     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.29        1.08
                          Total From Investment Operations         3.31        1.06
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 14.26     $ 11.41
Total Return(c)...........................................       29.88%   10.24%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,040     $43,285
     Ratio of Expenses to Average Net Assets..............        2.10%    1.99%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.14%  (0.48)%(e)
     Portfolio Turnover Rate..............................       107.5%  202.7%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
EQUITY INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.18     $ 10.22      $ 9.38       $ 8.57     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.35        0.37        0.35         0.36        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.14        0.98        0.84         0.81      (2.14)
                          Total From Investment Operations         2.49        1.35        1.19         1.17      (1.83)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.35)      (0.39)      (0.35)       (0.36)      (0.29)
                         Total Dividends and Distributions       (0.35)      (0.39)      (0.35)       (0.36)      (0.29)
Net Asset Value, End of Period                                  $ 13.32     $ 11.18     $ 10.22       $ 9.38      $ 8.57
Total Return(b)...........................................       22.56%      13.32%      12.95%       13.86%    (17.30%)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $104,937     $86,277     $69,482      $60,703     $57,881
     Ratio of Expenses to Average Net Assets..............        1.17%       1.28%       1.27%        1.46%       1.48%
     Ratio of Gross Expenses to Average Net Assets(c).....           -%       1.28%       1.27%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        2.91%       3.32%       3.56%        4.02%       3.15%
     Portfolio Turnover Rate..............................        90.7%       88.4%      134.7%        19.1%       79.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
EQUITY INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.12     $ 10.18      $ 9.34       $ 8.53     $ 10.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.23        0.26        0.26         0.28        0.21
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.12        0.99        0.85         0.80      (2.11)
                          Total From Investment Operations         2.35        1.25        1.11         1.08      (1.90)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.31)      (0.27)       (0.27)      (0.21)
                         Total Dividends and Distributions       (0.21)      (0.31)      (0.27)       (0.27)      (0.21)
Net Asset Value, End of Period                                  $ 13.26     $ 11.12     $ 10.18       $ 9.34      $ 8.53
Total Return(b)...........................................       21.30%      12.29%      12.06%       12.85%    (18.02%)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,840     $12,720     $11,415       $9,775      $9,982
     Ratio of Expenses to Average Net Assets..............        2.21%       2.23%       2.10%        2.34%       2.37%
     Ratio of Gross Expenses to Average Net Assets(c).....           -%       2.27%       2.10%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.87%       2.38%       2.72%        3.14%       2.19%
     Portfolio Turnover Rate..............................        90.7%       88.4%      134.7%        19.1%       79.4%

(a)  Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004 and ceased on June 30, 2005.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.41        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.25)
                          Total From Investment Operations         0.43      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.41)      (0.14)
                         Total Dividends and Distributions       (0.41)      (0.14)
Net Asset Value, End of Period                                  $ 10.13     $ 10.11
Total Return(c)...........................................        4.38% (1.28%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $211,705    $244,381
     Ratio of Expenses to Average Net Assets..............        0.96% 0.81%(   e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        0.85%    0.77%(e)
     Ratio of Net Investment Income to Average Net Assets.        4.03%    3.35%(e)
     Portfolio Turnover Rate..............................       271.5% 542.3%,( g)


                                                                   2006     2005(a)
                                                                   ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.32        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.26)
                          Total From Investment Operations         0.34      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.10)
                         Total Dividends and Distributions       (0.32)      (0.10)
Net Asset Value, End of Period                                  $ 10.13     $ 10.11
Total Return(c)...........................................        3.48%  (1.62%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $38,018     $47,116
     Ratio of Expenses to Average Net Assets..............        1.79%    1.74%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        1.68%    1.69%(e)
     Ratio of Net Investment Income to Average Net Assets.        3.19%    2.42%(e)
     Portfolio Turnover Rate..............................       271.5%  542.3%,(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(g) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.85     $ 10.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.54        0.21
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.21)      (0.32)
                          Total From Investment Operations         0.33      (0.11)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.50)      (0.17)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.51)      (0.17)
Net Asset Value, End of Period                                   $ 9.67      $ 9.85
Total Return(c)...........................................        3.38% (1.09%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,851      $1,508
     Ratio of Expenses to Average Net Assets(e)...........        0.95% 1.10%(   f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e),(g).........        0.95%    1.10%(f)
     Ratio of Net Investment Income to Average Net Assets.        5.57%    6.26%(f)
     Portfolio Turnover Rate..............................        51.4%       45.5%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 19.43     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.04        2.05
                          Total From Investment Operations         7.18        2.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.98)          -
Net Asset Value, End of Period                                  $ 24.63     $ 19.43
Total Return(c)...........................................       39.48%   12.18%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $83,566     $55,053
     Ratio of Expenses to Average Net Assets..............        1.98%    1.98%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.63%    0.91%(e)
     Portfolio Turnover Rate..............................       134.0%   181.2%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 19.34     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.00        2.05
                          Total From Investment Operations         6.96        2.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.93)          -
Net Asset Value, End of Period                                  $ 24.37     $ 19.34
Total Return(c)...........................................       38.41%   11.66%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,597      $9,520
     Ratio of Expenses to Average Net Assets..............        2.81%    3.38%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.16)%  (0.48)%(e)
     Portfolio Turnover Rate..............................       134.0%  181.2%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 7.09      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.31
                          Total From Investment Operations         0.69        0.30
Net Asset Value, End of Period                                   $ 7.78      $ 7.09
Total Return(c)...........................................        9.73% 4.42%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $280,969    $270,930
     Ratio of Expenses to Average Net Assets..............        1.13% 1.01%(   e)
     Ratio of Net Investment Income to Average Net Assets.        0.06%  (0.24)%(e)
     Portfolio Turnover Rate..............................        93.5% 169.0%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 7.07      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68        0.30
                          Total From Investment Operations         0.62        0.28
Net Asset Value, End of Period                                   $ 7.69      $ 7.07
Total Return(c)...........................................        8.77%    4.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $28,890     $35,551
     Ratio of Expenses to Average Net Assets..............        2.03%    1.73%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%  (0.96)%(e)
     Portfolio Turnover Rate..............................        93.5%  169.0%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.66      $ 8.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        0.04
                          Total From Investment Operations         1.34        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.14)          -
Net Asset Value, End of Period                                   $ 9.86      $ 8.66
Total Return(c)...........................................       15.54% 0.81%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $78,995     $72,994
     Ratio of Expenses to Average Net Assets..............        0.67% 0.64%(   e)
     Ratio of Net Investment Income to Average Net Assets.        1.31%    1.03%(e)
     Portfolio Turnover Rate..............................         3.7% 11.5%,(  f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.34     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98      (0.02)
                          Total From Investment Operations         2.16        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.39)          -
Net Asset Value, End of Period                                  $ 13.11     $ 11.34
Total Return(c)...........................................       19.53% 0.27%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $295,285    $281,278
     Ratio of Expenses to Average Net Assets..............        0.90% 0.80%(   e)
     Ratio of Net Investment Income to Average Net Assets.        1.50%    1.18%(e)
     Portfolio Turnover Rate..............................        92.8% 181.1%,( f)


                                                                   2006     2005(a)
                                                                   ----     ----
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.33     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96      (0.01)
                          Total From Investment Operations         2.02        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.35)          -
Net Asset Value, End of Period                                  $ 13.00     $ 11.33
Total Return(c)...........................................       18.18%    0.18%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,025     $24,515
     Ratio of Expenses to Average Net Assets..............        1.88%    1.22%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.52%    0.77%(e)
     Portfolio Turnover Rate..............................        92.8%  181.1%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.78     $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        0.49
                          Total From Investment Operations         1.85        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.71)          -
                         Total Dividends and Distributions       (0.74)          -
Net Asset Value, End of Period                                  $ 14.89     $ 13.78
Total Return(c)...........................................       13.87%    3.77%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $549,528    $517,870
     Ratio of Expenses to Average Net Assets(e)...........        1.02%    1.02%(f)
     Ratio of Net Investment Income to Average Net Assets.        0.28%    0.21%(f)
     Portfolio Turnover Rate..............................        43.4%   133.8%(g)


                                                                   2006     2005(a)
                                                                   ----     ----
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.76     $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        0.48
                          Total From Investment Operations         1.81        0.48
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.71)          -
                         Total Dividends and Distributions       (0.71)          -
Net Asset Value, End of Period                                  $ 14.86     $ 13.76
Total Return(c)...........................................       13.60%    3.61%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $68,090     $71,900
     Ratio of Expenses to Average Net Assets(e)...........        1.32%    1.32%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.02)%  (0.09)%(f)
     Portfolio Turnover Rate..............................        43.4%  133.8%,(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis. (g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.01
                          Total From Investment Operations         0.04        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.01)
                         Total Dividends and Distributions       (0.04)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(c)...........................................        4.41%    1.02%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $431,696    $344,589
     Ratio of Expenses to Average Net Assets..............        0.54%    0.60%(e)
     Ratio of Net Investment Income to Average Net Assets.        4.35%    2.95%(e)


                                                                   2006     2005(a)
                                                                   ----     ----
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.01
                          Total From Investment Operations         0.03        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.01)
                         Total Dividends and Distributions       (0.03)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(c)...........................................        2.90%    0.59%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,976      $3,099
     Ratio of Expenses to Average Net Assets(f)...........        1.98%    1.87%(e)
     Ratio of Net Investment Income to Average Net Assets.        2.90%    1.67%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f)  Reflects Manager's contractual expense limit.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.35     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.05
                          Total From Investment Operations         1.52        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 11.41     $ 10.35
Total Return(c)...........................................       15.08%    0.49%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $59,400     $52,211
     Ratio of Expenses to Average Net Assets..............        1.40%    1.44%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.45%  (0.01)%(e)
     Portfolio Turnover Rate..............................        52.1%    51.8%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.32     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.05
                          Total From Investment Operations         1.45        0.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.44)          -
Net Asset Value, End of Period                                  $ 11.33     $ 10.32
Total Return(c)...........................................       14.40%    0.19%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,615     $22,978
     Ratio of Expenses to Average Net Assets..............        2.00%    2.15%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.15)%  (0.71)%(e)
     Portfolio Turnover Rate..............................        52.1%   51.8%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.36      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.10        0.15
                          Total From Investment Operations         1.16        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.06)          -
Net Asset Value, End of Period                                   $ 9.46      $ 8.36
Total Return(c)...........................................       13.97%    1.95%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $138,832    $126,739
     Ratio of Expenses to Average Net Assets..............        1.11%    1.04%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.69%    0.41%(e)
     Portfolio Turnover Rate..............................        65.1%   148.8%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.35      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.15
                          Total From Investment Operations         1.07        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.03)          -
Net Asset Value, End of Period                                   $ 9.39      $ 8.35
Total Return(c)...........................................       12.87%    1.83%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,761     $21,617
     Ratio of Expenses to Average Net Assets..............        2.05%    1.47%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.24)%  (0.02)%(e)
     Portfolio Turnover Rate..............................        65.1%   148.8%(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.08      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.17
                          Total From Investment Operations         0.50        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.27      $ 8.08
Total Return(c)...........................................        6.12%    1.89%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,815     $48,782
     Ratio of Expenses to Average Net Assets..............        1.56%    1.47%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.30)%  (0.86)%(e)
     Portfolio Turnover Rate..............................        58.5%    66.5%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.06      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.18
                          Total From Investment Operations         0.43        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.18      $ 8.06
Total Return(c)...........................................        5.24%    1.64%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,696     $14,707
     Ratio of Expenses to Average Net Assets..............        2.39%    2.39%(e)
     Ratio of Net Investment Income to Average Net Assets.      (1.12)%  (1.79)%(e)
     Portfolio Turnover Rate..............................        58.5%   66.5%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.15      $ 8.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        0.11
                          Total From Investment Operations         0.86        0.09
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.09)          -
                         Total Dividends and Distributions       (0.09)          -
Net Asset Value, End of Period                                   $ 8.92      $ 8.15
Total Return(c)...........................................       10.61% 1.12%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $595        $141
     Ratio of Expenses to Average Net Assets(e)...........        1.70% 1.70%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.58)%  (0.80)%(f)
     Portfolio Turnover Rate..............................       143.4%       95.2%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.16        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51      (0.10)
                          Total From Investment Operations         2.67      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.60)          -
Net Asset Value, End of Period                                  $ 15.58     $ 13.51
Total Return(c)...........................................       20.40% (0.59%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $64,815     $53,806
     Ratio of Expenses to Average Net Assets..............        1.41%    1.49%(e)
     Ratio of Net Investment Income to Average Net Assets.        1.10%    0.47%(e)
     Portfolio Turnover Rate..............................        20.7%   28.1%,(f)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.47     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51      (0.10)
                          Total From Investment Operations         2.58      (0.12)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.51)          -
Net Asset Value, End of Period                                  $ 15.54     $ 13.47
Total Return(c)...........................................       19.67%  (0.88%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,374     $20,509
     Ratio of Expenses to Average Net Assets..............        2.05%    2.28%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.46%  (0.33)%(e)
     Portfolio Turnover Rate..............................        20.7%   28.1%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.77      $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        0.41
                          Total From Investment Operations         0.76        0.37
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                   $ 9.46      $ 8.77
Total Return(c)...........................................        8.64%    4.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,926     $25,628
     Ratio of Expenses to Average Net Assets(e)...........        1.75%    1.75%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.97)%  (1.40)%(f)
     Portfolio Turnover Rate..............................       145.8% 185.7%,( g)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.75      $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.16)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.84        0.41
                          Total From Investment Operations         0.68        0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                   $ 9.36      $ 8.75
Total Return(c)...........................................        7.74%    4.17%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,516     $10,436
     Ratio of Expenses to Average Net Assets(e)...........        2.50%    2.50%(f)
     Ratio of Net Investment Income to Average Net Assets.      (1.71)%  (2.14)%(f)
     Portfolio Turnover Rate..............................       145.8%  185.7%,(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis. (g) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.87     $ 11.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.44
                          Total From Investment Operations         1.53        0.40
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -
                         Total Dividends and Distributions       (0.72)          -
Net Asset Value, End of Period                                  $ 12.68     $ 11.87
Total Return(c)...........................................       13.21% 3.49%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,722        $365
     Ratio of Expenses to Average Net Assets(e)...........        1.75% 1.75%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.76)%  (0.90)%(f)
     Portfolio Turnover Rate..............................       133.4%       84.5%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.



                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.08     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        0.25
                          Total From Investment Operations         2.18        0.22
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.93     $ 15.08
Total Return(c)...........................................       15.13% 1.48%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,266      $2,196
     Ratio of Expenses to Average Net Assets(e)...........        1.75% 1.75%(   f)
     Ratio of Net Investment Income to Average Net Assets.      (0.05)%  (0.62)%(f)
     Portfolio Turnover Rate..............................       151.4%       87.9%


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.05     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.12)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.29        0.26
                          Total From Investment Operations         2.17        0.19
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.89     $ 15.05
Total Return(c)...........................................       15.11%    1.28%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,324        $427
     Ratio of Expenses to Average Net Assets(e)...........        2.50%    2.50%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.80)%  (1.29)%(f)
     Portfolio Turnover Rate..............................       151.4%       87.9%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.85      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.15)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        0.18
                          Total From Investment Operations         1.05        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                   $ 9.42      $ 8.85
Total Return(c)...........................................       12.12%    1.49%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,263     $13,137
     Ratio of Expenses to Average Net Assets(e)...........        1.95%    1.95%(f)
     Ratio of Net Investment Income to Average Net Assets.      (1.57)%  (1.68)%(f)
     Portfolio Turnover Rate..............................        80.7%    53.4%(g)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.83      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.21)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        0.19
                          Total From Investment Operations         0.98        0.11
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                   $ 9.33      $ 8.83
Total Return(c)...........................................       11.31%    1.26%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,413      $6,720
     Ratio of Expenses to Average Net Assets(e)...........        2.70%    2.70%(f)
     Ratio of Net Investment Income to Average Net Assets.      (2.32)%  (2.43)%(f)
     Portfolio Turnover Rate..............................        80.7%   53.4%,(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an  annualized  basis.
(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.60     $ 10.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.57        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.26)
                          Total From Investment Operations         0.66      (0.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.50)      (0.27)
                         Total Dividends and Distributions       (0.50)      (0.27)
Net Asset Value, End of Period                                  $ 10.76     $ 10.60
Total Return(c)...........................................        6.44% (0.66%)( d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,105      $2,174
     Ratio of Expenses to Average Net Assets(e)...........        1.08% 1.35%(   f)
     Ratio of Net Investment Income to Average Net Assets.        5.42%    5.07%(f)
     Portfolio Turnover Rate..............................        22.4%       17.8%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.11     $ 12.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.32        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.02
                          Total From Investment Operations         1.40        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.08)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 13.28     $ 12.11
Total Return(c)...........................................       11.78%    0.58%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,464      $3,070
     Ratio of Expenses to Average Net Assets(e),(f).......        0.62%    1.30%(g)
     Ratio of Net Investment Income to Average Net Assets.        2.53%    1.27%(g)
     Portfolio Turnover Rate..............................        16.6%       10.2%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.28     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.25        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.48        0.12
                          Total From Investment Operations         1.73        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.26)          -
Net Asset Value, End of Period                                  $ 13.75     $ 12.28
Total Return(c)...........................................       14.34%    1.24%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,723      $3,655
     Ratio of Expenses to Average Net Assets(e),(f).......        0.61%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.        1.91%    0.75%(g)
     Portfolio Turnover Rate..............................         7.4%        5.5%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.50        0.11
                          Total From Investment Operations         1.64        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.16)          -
Net Asset Value, End of Period                                  $ 13.72     $ 12.24
Total Return(c)...........................................       13.57%    0.91%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,682        $979
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        1.11%  (0.04)%(g)
     Portfolio Turnover Rate..............................         7.4%        5.5%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.66        0.18
                          Total From Investment Operations         1.84        0.19
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.27)          -
Net Asset Value, End of Period                                  $ 13.64     $ 12.07
Total Return(c)...........................................       15.46%    1.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,509      $2,564
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.        1.39%    0.14%(g)
     Portfolio Turnover Rate..............................         9.4%        4.8%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.04     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.65        0.19
                          Total From Investment Operations         1.74        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.18)          -
Net Asset Value, End of Period                                  $ 13.60     $ 12.04
Total Return(c)...........................................       14.55%    1.35%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,175        $789
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        0.72%  (0.68)%(g)
     Portfolio Turnover Rate..............................         9.4%        4.8%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.18     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        0.24
                          Total From Investment Operations         1.90        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.68     $ 12.18
Total Return(c)...........................................       15.93%    1.84%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,356      $1,433
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64%    1.40%(g)
     Ratio of Net Investment Income to Average Net Assets.        1.08%  (0.38)%(g)
     Portfolio Turnover Rate..............................        13.1%        7.1%


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.16     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.74        0.25
                          Total From Investment Operations         1.79        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.55     $ 12.16
Total Return(c)...........................................       15.03%    1.67%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,090        $621
     Ratio of Expenses to Average Net Assets(e),(f).......        1.40%    2.15%(g)
     Ratio of Net Investment Income to Average Net Assets.        0.38%  (1.17)%(g)
     Portfolio Turnover Rate..............................        13.1%        7.1%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 11.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        0.30
                          Total From Investment Operations         1.89        0.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.22)          -
Net Asset Value, End of Period                                  $ 13.41     $ 11.74
Total Return(c)...........................................       16.30%    2.26%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,685        $553
     Ratio of Expenses to Average Net Assets(e),(f).......        0.64%    1.50%(g)
     Ratio of Net Investment Income to Average Net Assets.        0.67%  (0.93)%(g)
     Portfolio Turnover Rate..............................        15.9%        7.5%


                                                                   2006(h)
                                                                   ----
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71
                          Total From Investment Operations         0.66
Net Asset Value, End of Period                                  $ 13.30
Total Return(c)...........................................     5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $451
     Ratio of Expenses to Average Net Assets(e),(f).......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.63)%(g)
     Portfolio Turnover Rate..............................     15.9%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.
(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.98     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.40        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68      (0.06)
                          Total From Investment Operations         1.08        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.32)          -
Net Asset Value, End of Period                                  $ 12.74     $ 11.98
Total Return(c)...........................................        9.16%    0.17%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,635      $1,832
     Ratio of Expenses to Average Net Assets(e),(f).......        0.65%    1.30%(g)
     Ratio of Net Investment Income to Average Net Assets.        3.24%    1.90%(g)
     Portfolio Turnover Rate..............................        48.9%       43.8%


                                                                   2006(h)
                                                                   ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.28
                          Total From Investment Operations         0.51
Net Asset Value, End of Period                                  $ 12.63
Total Return(c)...........................................     4.21%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $114
     Ratio of Expenses to Average Net Assets(e),(f).......     1.25%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.00%(g)
     Portfolio Turnover Rate..............................     48.9%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g)  Computed on an annualized basis.
(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 20.43     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.14        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.80        0.35
                          Total From Investment Operations         7.94        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.13)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.81)      (0.13)
Net Asset Value, End of Period                                  $ 27.56     $ 20.43
Total Return(c)...........................................       40.07%    2.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $125,408     $80,894
     Ratio of Expenses to Average Net Assets..............        1.43%    1.49%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.61%    1.29%(e)
     Portfolio Turnover Rate..............................        37.8%    26.7%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 20.44     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.02        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.80        0.35
                          Total From Investment Operations         7.82        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.06)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.70)      (0.06)
Net Asset Value, End of Period                                  $ 27.56     $ 20.44
Total Return(c)...........................................       39.33%    1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $29,044     $22,712
     Ratio of Expenses to Average Net Assets..............        1.95%    2.38%(e)
     Ratio of Net Investment Income to Average Net Assets.        0.10%    0.39%(e)
     Portfolio Turnover Rate..............................        37.8%   26.7%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.41        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.10)
                          Total From Investment Operations         0.42        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.16)
                         Total Dividends and Distributions       (0.46)      (0.16)
Net Asset Value, End of Period                                   $ 9.93      $ 9.97
Total Return(c)...........................................        4.29% 0.07%(   d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $93,951    $122,471
     Ratio of Expenses to Average Net Assets..............        0.96% 0.80%(   e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............        0.73%    0.70%(e)
     Ratio of Net Investment Income to Average Net Assets.        4.10%    3.15%(e)
     Portfolio Turnover Rate..............................        49.1% 110.8%,( g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.93     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        0.25
                          Total From Investment Operations         2.31        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.30     $ 15.93
Total Return(c)...........................................       14.97%    1.53%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $109,783     $97,133
     Ratio of Expenses to Average Net Assets..............        1.40%    1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.15)%  (0.27)%(e)
     Portfolio Turnover Rate..............................       103.0%   137.4%(f)


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.89     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.14)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        0.26
                          Total From Investment Operations         2.17        0.20
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.12     $ 15.89
Total Return(c)...........................................       14.09%    1.27%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,476     $25,241
     Ratio of Expenses to Average Net Assets..............        2.11%    2.22%(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%  (1.13)%(e)
     Portfolio Turnover Rate..............................       103.0%  137.4%,(f)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 17.49     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.99        0.52
                          Total From Investment Operations         3.00        0.51
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)          -
                         Total Dividends and Distributions       (1.28)          -
Net Asset Value, End of Period                                  $ 19.21     $ 17.49
Total Return(c)...........................................       18.03%    3.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,839      $1,302
     Ratio of Expenses to Average Net Assets(e)...........        1.49%    1.70%(f)
     Ratio of Net Investment Income to Average Net Assets.        0.07%  (0.18)%(f)
     Portfolio Turnover Rate..............................        97.9%      133.7%


                                                                   2006     2005(a)
                                                                   ----     ----
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 17.55     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.13)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.00        0.62
                          Total From Investment Operations         2.87        0.57
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)          -
                         Total Dividends and Distributions       (1.28)          -
Net Asset Value, End of Period                                  $ 19.14     $ 17.55
Total Return(c)...........................................       17.18% 3.36%(d),(g)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,612        $439
     Ratio of Expenses to Average Net Assets(e)...........        2.24%    2.45%(f)
     Ratio of Net Investment Income to Average Net Assets.      (0.70)%  (0.82)%(f)
     Portfolio Turnover Rate..............................        97.9%      133.7%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.
(g) During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
TAX-EXEMPT BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.86     $ 12.48     $ 12.31      $ 12.29     $ 12.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.47        0.46        0.46         0.47   0.48(  b)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.18      (0.25)        0.18         0.05     0.18(b)
                          Total From Investment Operations         0.65        0.21        0.64         0.52        0.66
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.44)      (0.44)      (0.44)       (0.45)      (0.47)
     Distributions from Realized Gains....................           -       (0.39)      (0.03)       (0.05)          -
                         Total Dividends and Distributions       (0.44)      (0.83)      (0.47)       (0.50)      (0.47)
Net Asset Value, End of Period                                  $ 12.07     $ 11.86     $ 12.48      $ 12.31     $ 12.29
Total Return(c)...........................................        5.58%       1.73%       5.31%        4.25%       5.64%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $140,102    $156,023    $166,930     $178,379    $183,100
     Ratio of Expenses to Average Net Assets(d)...........        0.76%       0.78%       0.76%        0.81%       0.77%
     Ratio of Net Investment Income to Average Net Assets.        3.93%       3.80%       3.72%        3.71%    4.02%(b)
     Portfolio Turnover Rate..............................        91.3%       54.2%       70.3%        31.2%       60.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
TAX-EXEMPT BOND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.94     $ 12.55     $ 12.36      $ 12.32     $ 12.16
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.42        0.42        0.41         0.38   0.38(  e)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.18      (0.25)        0.15         0.07     0.17(e)
                          Total From Investment Operations         0.60        0.17        0.56         0.45        0.55
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.39)      (0.39)      (0.34)       (0.36)      (0.39)
     Distributions from Realized Gains....................           -       (0.39)      (0.03)       (0.05)          -
                         Total Dividends and Distributions       (0.39)      (0.78)      (0.37)       (0.41)      (0.39)
Net Asset Value, End of Period                                  $ 12.15     $ 11.94     $ 12.55      $ 12.36     $ 12.32
Total Return(c)...........................................        5.13%       1.40%       4.88%        3.68%       4.67%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,921      $7,849     $10,742      $13,254     $13,848
     Ratio of Expenses to Average Net Assets(d)...........        1.15%       1.13%       1.15%        1.44%       1.60%
     Ratio of Net Investment Income to Average Net Assets.        3.54%       3.44%       3.32%        3.07%    3.19%(e)
     Portfolio Turnover Rate..............................        91.3%       54.2%       70.3%        31.2%       60.0%

(a)  Calculated based on average shares outstanding during the period.
(b) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. There was no effect to the ClassA per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Reflects Manager's contractual expense limit.

(e) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. There was not effect to the ClassB per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted): 317 See accompanying notes.


                                                                2006(a)
                                                                ----
ULTRA SHORT BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.29
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)
                          Total From Investment Operations         0.28
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)
                         Total Dividends and Distributions       (0.27)
Net Asset Value, End of Period                                  $ 10.06
Total Return(c)...........................................      3.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,427
     Ratio of Expenses to Average Net Assets(e)...........     0.75%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.57%(f)
     Portfolio Turnover Rate..............................        49.0%

(a) Period from March 15, 2006, date shares first offered, through October 31, 2006.
(b)  Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)  Total return amounts have not been annualized.
(e)  Reflects Manager's contractual expense limit.
(f)  Computed on an annualized basis.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------





The Board of Directors and Shareholders
Principal Investors Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Investors Fund, Inc. (comprising, respectively, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, Tax-Exempt Bond Fund and Ultra Short Bond Fund) as of October 31, 2006, and the related statements of operations, cash flows, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of Principal Investors Fund, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (country-regionplaceUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Principal Investors Fund, Inc.'s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Principal Investors Fund, Inc.'s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Principal Investors Fund, Inc. at October 31, 2006, the results of their operations, their cash flows, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/Ernst & Young LLP

Des Moines,Iowa
December 9, 2006

FUND DIRECTORS

Under StateplaceMaryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  addressStreet1113 Basil Road,
  CityMcClean, StateVirginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86                   Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  addressStreet5040 Arbor Lane, #302, CityNorthfield, StateIllinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                       None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  addressStreet6310 Deerfield Avenue,
  CitySan Gabriel, StateCalifornia
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                       None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  addressStreetSuite 203, addressStreet2101
  Waukegan Road
  CityplaceBannockburn, StateIllinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap            86          Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, CityplaceUrbandale, StateIowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                       None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  addressStreet100 Market Street, #314,
  CityDes Moines, StateIowa
  1940

    *Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of

Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in CityplaceWashington, StateD.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
                MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved a number of investment advisory contracts as follows: (i) approval of a subadvisory agreement with Jacobs Levy Equity Management, Inc. (Jacobs Levy) relating to the Fund's Partners MidCap Value Fund; (ii) approval of a subadvisory agreement with Essex Investment Management Company, LLC (Essex) relating to the Fund's Partners SmallCap Growth Fund II;
(iii) approval of a subadvisory agreement with Columbus Circle Investors (Columbus Circle) relating to the Fund's Partners SmallCap Growth Fund III; (iv) approval of a subadvisory agreement with American Century Investment Management, Inc. (American Century) relating to the Fund's Partners LargeCap Growth Fund;
(v) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (Manager) relating to the addition to the Fund of fifteen Funds in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vi) approval of a subadvisory agreement with WM Advisors, Inc. (WMA), relating to twelve of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vii) approval of a subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to three of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; and (viii) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meeting to discuss the information provided.

Actions taken at June 12, 2006 Board Meeting. At its June 12, 2006 meeting, the board considered whether to engage Jacobs Levy to provide investment advisory services relating to a portion of the Partners MidCap Value Fund's portfolio. In approving the advisory contract with Jacobs Levy, the board considered Jacobs Levy's experience and skills in managing portfolios of mid-capitalization equity securities in the value style. The board found Jacobs Levy to be an experienced manager of portfolios of such securities. The board noted that the founders of the firm are well-known for their research and academic publications on investment theory and practice and will serve as the portfolio managers for the portion of the Fund's assets that is allocated to Jacobs Levy. The board also considered the historical performance of Jacobs Levy's midcap value composite and found it to be favorable. The board considered the fees Jacobs Levy proposed to charge the Fund, which it found to be acceptable. In concluding that Jacobs Levy's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Jacobs Levy because, as the board noted, the Manager will compensate Jacobs Levy from its own management fees and the Manager had negotiated the agreement with Jacobs Levy at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Jacobs Levy had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that Jacobs Levy proposed for the Fund. The board also considered other benefits to Jacobs Levy from the proposed arrangement and noted that Jacobs Levy engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage placeEssex to provide investment advisory services relating to a portion of the Fund's Partners SmallCap Growth Fund II's portfolio. In approving the investment advisory contract with Essex, the board considered placeEssex' experience and skill in managing portfolios of small capitalization equity securities in the growth style. The board found placeEssex to be an experienced manager of portfolios of such securities. The board noted that the portfolio manager that will manage the portion of the Fund allocated to placeEssex has 22 years of investment management experience. The board also considered the historical performance of placeEssex' small/micro capitalization growth composite and found it to be favorable. The board considered the fees placeEssex proposed to charge the Fund, which it found to be acceptable. In concluding that Essex's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Essex because, as the board noted, the Manager will compensate Essex from its own management fees and the Manager had negotiated the agreement with placeEssex at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Essex had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that placeEssex proposed for the Fund. The board also considered other benefits to Essex from the proposed arrangement and noted that placeEssex engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage addressStreetColumbus Circle to provide investment advisory services relating to a portion of the PIF Partners SmallCap Growth Fund III portfolio. In approving the investment advisory contract with addressStreetColumbus Circle, the board considered addressStreetColumbus Circle's experience and skills in managing portfolios of small-capitalization equity securities in the growth style. The board found addressStreetColumbus Circle to be an experienced manager of portfolios of such securities. The board noted that addressStreetColumbus Circle currently provides subadvisory services for two other Funds and has provided all such services in a satisfactory manner. The board also considered the historical performance of addressStreetColumbus Circle's small capitalization growth composite and found it to be favorable. The board considered the fees addressStreetColumbus Circle proposed to charge the Fund, which it found to be acceptable. The board concluded that the anticipated profitability to addressStreetColumbus Circle in connection with the investment advisory services it will provide to the Fund was not unreasonable. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that addressStreetColumbus Circle had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that addressStreetColumbus Circle proposed for the Fund. The board also considered other benefits to addressStreetColumbus Circle from the proposed arrangement and noted that addressStreetColumbus Circle engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Actions taken at September 11, 2006 Board Meeting. At its September 11, 2006 meeting, the board considered whether to engage American Century to provide investment advisory services to the Fund's Partners LargeCap Growth Fund to address the underperformance of the Fund's current subadvisor. In approving the investment advisory contract with American Century, the board considered American Century's experience and skill in managing portfolios of large capitalization equity securities in the growth style. The board found American Century to be an experienced manager of portfolios of such securities, taking note of American Century's performance as subadvisor to the Fund's Partners LargeCap Growth Fund II since 2000. The board considered the fees American Century proposed to charge the Fund, which it found to be based on a fee schedule identical to the fee schedule American Century employs in connection with the Partners LargeCap Growth Fund II. The board found the fees to be acceptable. In concluding that American Century's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to American Century because, as the board noted, the Manager will compensate American Century from its own management fees and the Manager had negotiated the agreement with American Century at arms length. The board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that American Century had represented that it has no other investment company clients that utilize the same investment strategy as the Fund. The board also considered other benefits to American Century from the proposed arrangement and noted that American Century stated that it does not engage in soft dollar transactions.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Also, at its September 11, 2006 meeting, the board considered whether to (a) amend the Fund's Management Agreement with the Manager reflecting the addition of the following fifteen Funds ("New Funds") in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (b) engage WMA to provide investment advisory services to twelve of the New Funds (Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, West Coast Equity Fund, SAM Balanced Portfolio; SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio; together, WMA Funds); and (c) engage Van Kampen to provide investment advisory services to three of the New Funds (California Municipal Fund, California Insured Intermediate Municipal Fund and Tax-Exempt Bond Fund I; together, Van Kampen Funds).

In approving the amendment to the Management Agreement relating to the New Funds, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel, the Manager's ability to attract and retain high-quality personnel and the quality of the services the Manager has provided to the Fund in the past. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers. With regard to each of WMA and Van Kampen (Proposed Subadvisers), the board considered the reputation, qualifications and background of the Proposed Subadvisers, the investment approach of the Proposed Subadvisers and the experience and skills of each Proposed Subadviser's investment personnel. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the board can reasonably expect the Manager and the Proposed Subadvisers to provide to each New Fund were satisfactory.

With regard to investment performance, the board noted that the Manager does not directly control investment performance, but rather engages subadvisers that manage the Funds. The board concluded that the Manager has in place an effective process to monitor performance, encourage remedial action and make changes in subadvisers at the appropriate time.

To evaluate the performance of WMA and Van Kampen, the board reviewed total return information for 1, 3 and 5 year periods for Class A shares of each New Fund's WM Group of Funds predecessor (Predecessor Funds). The board compared the total return information for the Predecessor Funds Class A shares to total return information for a broad based, industry category for each Predecessor Fund defined by Morningstar, Inc. (Morningstar Category). The board found that the three year performance of each Predecessor Fund Class A shares was in the third quartile or better. Based on all relevant factors, the board concluded that WMA's and Van Kampen's investment performance with regard to the New Funds was expected to be reasonable.

The board also considered the pro forma management fees for each New Fund as well as the pro forma total expense ratios for Class A shares of each New Fund. The board received information, based on data supplied by Lipper Analytical Services, Inc. (Lipper), comparing each New Fund's proposed management fees (at theoretical asset levels) and pro forma expense ratios to advisory fees and expense ratios of the mutual funds in a broad based, industry category defined by Lipper (Lipper Category).

For all New Funds except the SAM Portfolios, the pro forma management fees were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. With regard to the SAM Portfolios, the board noted that, while the SAM Portfolio management fees were within the fourth quartile when compared to their Lipper Category as well as a customized peer group of funds of funds derived from the Lipper Category, each SAM Portfolio's expense ratio was approximately equal to the customized peer group's median expense ratio. For all New Funds, pro forma expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable.

The board also considered each New Fund's management fee as compared to management fees the Manager charges for comparable mutual funds. The board found the management fees to be reasonable when compared to those the Manager charges to comparable mutual funds.

On the basis of the information provided, the board concluded that the proposed management fee schedules for each New Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each New Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness.

The board reviewed the Manager's detailed analysis of its anticipated profitability, including the estimated direct and indirect costs the Manager expects to incur in providing service to each New Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each New Fund. The board also reviewed data on the anticipated profitability to WMA, which will become an affiliate of the Manager, with regard to each New Fund to which WMA will provide investment advisory services. The board concluded that the profitability to the Manager from the management of each New Fund and the profitability to WMA in connection with the investment advisory services each will provide to the New Funds was not unreasonable.

In concluding that Van Kampen's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Van Kampen because, as the board noted, the Manager will compensate Van Kampen from its own management fees and the Manager had negotiated the agreement with Van Kampen at arms length.

The board considered whether the amended Management Agreement provided for economies of scale with respect to the New Funds and whether each New Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each New Fund under the Management Agreement is reasonable in relation to the asset size of each New Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate level of sharing of any economies of scale.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each New Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each New Fund under each subadvisory agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate recognition of any economies of scale.

The board received and considered information regarding the character and amount of other incidental benefits the Manager, WMA and Van Kampen may receive as a result of the services each will provide to the New Funds. The board concluded that, taking into account any incidental benefits the Manager, WMA and Van Kampen may receive, the management and subadvisory fees for each New Fund were reasonable.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements. Also at its September 11, 2006 meeting, the board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of PIF, as defined in the 1940 Act (the "Independent Directors"), annually to review and consider the continuation of: (i) the Management Agreement with the Manager as it relates to each of the fifty-five series of PIF (each series is referred to as a "Fund"), and (ii)
the investment subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Alliance Bernstein Investment
Research  and  Management;   Barrow,  Hanley,   Mewhinney  &  Strauss;  BNY
Investment Advisers; Columbus Circle; Dimensional Fund Advisors, Inc.; Emerald Advisors, Inc.; Essex; Fidelity Management and Research Company; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy; Los Angeles Capital Management and Equity Research, Inc.; Mazama Capital Management, Inc.; Mellon Equity Associates, LLP; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Post Advisory Group, LLC ("Post"); Principal Real Estate Investors, LLC; Principal Global Investors, LLC ("PGI"); Spectrum Asset Management, Inc. ("Spectrum"); T. Rowe Price Associates, Inc.; Turner Investment Partners,
Inc.;  UBS  Global  Asset  Management  (Americas),   Inc.;  Vaughan  Nelson
Investment Management, LP; and Wellington Management Company, LLP. (the Subadvisers). The Management Agreement and the subadvisory agreements are collectively referred to as the "Advisory Agreements."

At a meeting held on September 11, 2006, the board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On September 10, 2006, the Independent Directors also met in executive session with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund as well as the investment performance of a broad based industry category defined by Morningstar and a market index, (ii) a comparison of each Fund's management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in the Lipper Category, (iii) fee schedules applicable to the Manager's and the Subadvisers' other clients, (iv) the Manager's financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager's and each Subadviser's allocation of the benefits of economies of scale
(vi) the Manager's and each Subadvisers' record of compliance with applicable laws and regulations, and with each Fund's investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel and the Manager's ability to attract and retain high-quality personnel. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers as well as the resources affiliates of the Manager expended in an effort to increase Fund assets to attain economies of scale. With regard to each Subadviser, the board considered the reputation, qualifications and background of each Subadviser, the investment approach of each Subadviser, the experience and skills of each Subadviser's investment personnel and the resources made available to such personnel and each Subadviser's compliance with each Fund's investment policies and compliance in general. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the Manager and each Subadviser provides to each Fund were sufficient to support renewal of the Advisory Agreements.

Investment Performance

The board considered the performance results for each Fund over various time periods. The board also considered these results in comparison to the performance of the funds in the Morningstar Category of which each Fund is a member, as well as each Fund's market index. The board also considered whether each Fund's performance results were consistent with the Fund's investment objective and policies. For Funds that had a shorter than one-year performance record with the Subadviser, because the Subadviser was only recently added to manage a portion of the Fund's assets, the board determined that the limited performance history was not meaningful and the board relied instead on the fact that the Subadvisers had recently been selected based upon favorable composite performance information.

The board concluded that, with regard to all but one Fund, performance results were satisfactory. For one Fund that had not maintained a satisfactory level of investment performance over a three-year period (Partners LargeCap Growth Fund), the board determined that the Manager was taking appropriate steps to address the matter. The board also concluded that the Manager has in place an effective process to monitor performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. The board therefore concluded that it was in the best interests of the Fund to renew the Advisory Agreements.

Investment Management and Subadvisory Fees

The board considered the management fees and total expense ratios for each Fund. The board received information, based on data supplied by Lipper, comparing each Fund's management fees (at current asset levels and at theoretical asset levels) and expense ratio (at current asset levels) to advisory fees and expense ratios of the mutual funds in the Lipper Category. For most funds, management fees and expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. For Funds with management fees within the fourth quartile, the board concluded, that taking into account all other relevant factors, including expense ratios, the management fees were reasonable.

The board also considered each Fund's management fee as compared to management fees charged by the Manager for comparable mutual funds. The board also considered each Fund's management fee rate as compared to management fees charged by the Manager for comparable mutual funds.

On the basis of the information provided, the board concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category, with a few exceptions. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness, taking into account whether the Subadviser was charging a higher fee to the Fund than to its comparable clients. In the case of the few exceptions, the board concluded that, taking into account all other relevant factors, the subadvisory fees were reasonable.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and receiving comparable services, the board noted that most Subadvisers did not charge higher fees to the Manager than they charged to their Other Clients. For the Subadvisers that charged higher fees to the Manager than to their Other Clients, the board noted that, based on representations made by those Subadvisers, the higher fees were generally a result of fewer assets, different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

For each Subadviser not affiliated with the Manager ("Unaffiliated Subadvisers") (each Subadviser except PGI, Columbus Circle, Post and Spectrum), the board also considered that the subadvisory fee rate was negotiated at arm's length between the Manager and each Unaffiliated Subadviser and that the Manager compensates the Unaffiliated Subadviser from its fees. For Funds with Affiliated Subadvisers (PGI, Columbus Circle, Post and Spectrum), the board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee.

Based upon all of the above, the board determined that the subadvisory fees for each Fund were reasonable.

Profitability

The board reviewed the Manager's detailed analysis of its profitability, including the estimated direct and indirect costs the Manager incurs in providing service with regard to each Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each Fund. The board also reviewed data on the profitability to each Affiliated Subadviser with regard to each Fund to which an Affiliated Subadvisor provides investment advisory services. The board concluded that the profitability to the Manager from the management of each Fund and the profitability to each Affiliated Subadviser in connection with the investment advisory services each provides to the Funds was not unreasonable.

In concluding that each Unaffiliated Subadviser's anticipated profit would not be unreasonable, the board determined that it need not review estimated levels of profit to each Unaffiliated Subadviser because, as the board noted, the Manager will compensate each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the subadvisory agreement with each Unaffiliated Subadviser at arms length.

Economies of Scale

The board considered whether there are economies of scale with respect to the management of each Fund and whether each Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Independent Directors determined that the Manager should provide additional breakpoints for Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Growth Fund for higher assets levels and requested the Manager to propose additional breakpoints for consideration.

The board noted that the management fees for the Index Funds and the LifeTime Funds do not include breakpoints. Although their management fee schedules do not contain breakpoints, the board noted that each Index Fund has a relatively low basis-point fee for initial assets and the board concluded that the Index Funds do not generate sufficient economies of scale at their current asset size to justify a breakpoint at this time. For the LifeTime Funds, the board noted that the underlying funds in which these funds-of-funds invest contain breakpoints that pass through economies of scale to the shareholders.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each Fund under each Subadvisory Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to the Manager

The board received and considered information regarding the character and amount of other incidental benefits the Manager, its affiliates and each Subadviser receive as a result of their relationship with PIF, including each Subadviser's soft dollar practices. The board concluded that, taking into account any incidental benefits the Manager and each Subadviser receive, the management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

                         FEDERAL INCOME TAX INFORMATION
                         PRINCIPAL INVESTORS FUND, INC.
                          October 31, 2006 (unaudited)


Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2006. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2006, that qualifies for the dividend received deduction is as follows:

                                                Deductible                                                     Deductible
                                                Percentage                                                     Percentage
Disciplined LargeCap Blend Fund                    60%      Partners MidCap Value Fund                            45%
Equity Income Fund                                 58       Partners SmallCap Growth Fund II                       46
LargeCap Growth Fund                              100       Preferred Securities Fund                              13
LargeCap S&P 500 Index Fund                       100       Principal LifeTime 2010 Fund                           8
LargeCap Value Fund                                55       Principal LifeTime 2020 Fund                           14
MidCap Blend Fund                                  97       Principal LifeTime 2030 Fund                           18
Partners LargeCap Blend Fund                       59       Principal LifeTime 2040 Fund                           23
Partners LargeCap Blend Fund I                    100       Principal LifeTime 2050 Fund                           27
Partners LargeCap Growth Fund I                    47       Principal LifeTime Strategic Income Fund               4
Partners LargeCap Growth Fund II                   88       SmallCap Blend Fund                                    51
Partners LargeCap Value Fund                      100       SmallCap Value Fund                                    9
Partners MidCap Growth Fund I                      14

Qualified Dividend Income. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2006, tax at a maximum rate of 15% is as follows:

                                                Percentage                                                     Percentage
Disciplined LargeCap Blend Fund                      60%    Partners MidCap Growth Fund I                            14%
Diversified International Fund                       59     Partners MidCap Value Fund                               45
Equity Income Fund                                   86     Partners SmallCap Growth Fund II                         44
International Emerging Markets Fund                  19     Preferred Securities Fund                                27
LargeCap Growth Fund                                100     Principal LifeTime 2010 Fund                             11
LargeCap S&P 500 Index Fund                         100     Principal LifeTime 2020 Fund                             18
LargeCap Value Fund                                  56     Principal LifeTime 2030 Fund                             24
MidCap Blend Fund                                    97     Principal LifeTime 2040 Fund                             29
Partners LargeCap Blend Fund                         59     Principal LifeTime 2050 Fund                             34
Partners LargeCap Blend Fund I                      100     Principal LifeTime Strategic Income Fund                  5
Partners LargeCap Growth Fund I                      49     SmallCap Blend Fund                                      51
Partners LargeCap Growth Fund II                     92     SmallCap Value Fund                                       9
Partners LargeCap Value Fund                        100

Tax-Exempt Dividends. Dividends from Tax-Exempt Bond Fund were exempt from federal income taxation for non-corporate shareholders.

Foreign Taxes Paid. Diversified International Fund and International Emerging Markets Fund elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders for the year ended October 31, 2006, totals $.0289 and $.0403 per share, respectively.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund's transfer agent.




PRINCIPAL INVESTORS FUND, INC.
MONEY MARKET FUND
ANNUAL REPORT
OCTOBER 31, 2006



                                TABLE OF CONTENTS

                                        2

                                                                                                              Page
Shareholder Expense Example...................................................................................2
---------------------------
Financial Statements and Highlights
  Statement of Assets and Liabilities.........................................................................3
  -----------------------------------
  Statement of Operations.....................................................................................4
  -----------------------
  Statement of Changes in Net Assets..........................................................................5
  ----------------------------------
  Notes to Financial Statements...............................................................................6
  -----------------------------
  Schedule of Investments.....................................................................................9
  -----------------------
  Financial Highlights.......................................................................................13
  --------------------
Report of Independent Registered Public Accounting Firm......................................................14
-------------------------------------------------------
Fund Directors...............................................................................................15
--------------
Proxy Voting Policies........................................................................................16
---------------------
Schedules of Investments...................................................................................  16
Board Consideration of and Continuation of Management Agreement and Sub-Advisory Agreements................  17


                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



As a shareholder of the Money Market Fund of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class B and J shares only), including contingent deferred sales charges and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses (for all share classes except the Institutional class). This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006), unless otherwise noted.


        Actual Expenses
        The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


        Hypothetical Example for Comparison Purposes
        The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.



                                                                                                   Expenses Paid
                                                    Beginning                                      During Period
                                             ------------------------         Ending          ------------------------
                                                  Account Value            Account Value           May 1, 2006 to       Annualized
                                                   May 1, 2006           October 31, 2006     October 31, 2006(  a)    Expense Ratio
Based On Actual Return
Money Market Fund
         Class J                                    $1,000.00                $1,021.03                 $5.76               1.13%


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Expenses Paid
                                                    Beginning                 Ending               During Period
                                                  Account Value            Account Value           May 1, 2006 to       Annualized
                                                   May 1, 2006           October 31, 2006       October 31, 2006(a)    Expense Ratio
Based On Assumed 5% Return
Money Market Fund
              Class J                               $1,000.00                $1,019.51                 $5.75               1.13%


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                       STATEMENT OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006

5
See accompanying notes.


                                                                                                                      Money Market
                                                                                                                          Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost..................................................................................   $ 691,336,044
Assets
Investment in securities--at value  ...............................................................................   $ 691,336,044
Cash...............................................................................................................           3,309
Receivables:
     Capital Shares sold...........................................................................................       1,852,490
     Dividends and interest........................................................................................         176,779
     Expense reimbursement from Manager............................................................................           1,057
Other assets.......................................................................................................          26,323
                                                                                                     Total Assets       693,396,002
Liabilities
Accrued management and investment advisory fees....................................................................          52,355
Accrued administrative service fees................................................................................           2,053
Accrued distribution fees..........................................................................................           9,671
Accrued service fees...............................................................................................           2,566
Accrued transfer and administrative fees...........................................................................         206,679
Accrued other expenses.............................................................................................          41,674
                                                                                                Total Liabilities           314,998
Net Assets Applicable to Outstanding Shares........................................................................   $ 693,081,004
Net Assets Consist of:
Capital Shares and additional paid-in-capital......................................................................   $ 693,081,004
                                                                                                 Total Net Assets     $ 693,081,004
Capital Stock (par value: $.01 a share):
Shares authorized..................................................................................................   2,915,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets.....................................................................................    $ 15,279,769
     Shares Issued and Outstanding.................................................................................      15,279,769
     Net Asset Value per share.....................................................................................          $ 1.00
Advisors Select: Net Assets........................................................................................     $ 9,516,976
     Shares Issued and Outstanding.................................................................................       9,516,976
     Net Asset Value per share.....................................................................................          $ 1.00
Advisors Signature: Net Assets.....................................................................................     $ 1,577,704
     Shares Issued and Outstanding.................................................................................       1,577,704
     Net Asset Value per share.....................................................................................          $ 1.00
Class A: Net Assets................................................................................................   $ 431,695,667
     Shares Issued and Outstanding.................................................................................     431,695,667
     Net Asset Value per share.....................................................................................          $ 1.00
     Maximum Offering Price........................................................................................          $ 1.00
Class B: Net Assets................................................................................................     $ 2,975,796
     Shares Issued and Outstanding.................................................................................       2,975,796
     Net Asset Value per share(a)..................................................................................          $ 1.00
Class J: Net Assets................................................................................................   $ 157,486,061
     Shares Issued and Outstanding.................................................................................     157,486,061
     Net Asset Value per share(a)..................................................................................          $ 1.00
Institutional: Net Assets..........................................................................................    $ 26,403,147
     Shares Issued and Outstanding.................................................................................      26,403,147
     Net Asset Value per share.....................................................................................          $ 1.00
Preferred: Net Assets..............................................................................................    $ 41,531,789
     Shares Issued and Outstanding.................................................................................      41,531,789
     Net Asset Value per share.....................................................................................          $ 1.00
Select: Net Assets.................................................................................................     $ 6,614,095
     Shares Issued and Outstanding.................................................................................       6,614,095
     Net Asset Value per share.....................................................................................          $ 1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                             STATEMENT OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006



                                                                                                                       Money
                                                                                                                    Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Interest..................................................................................................        $ 31,670,252
                                                                                                   Total Income          31,670,252
Expenses:
     Management and investment advisory fees...................................................................           2,597,951
     Distribution fees - Advisors Preferred....................................................................              32,693
     Distribution fees - Advisors Select.......................................................................              37,810
     Distribution fees - Advisors Signature....................................................................               7,331
     Distribution fees - Class B...............................................................................              20,269
     Distribution fees - Class J...............................................................................             367,432
     Distribution fees - Select................................................................................               3,283
     Administrative service fees - Advisors Preferred..........................................................              19,616
     Administrative service fees - Advisors Select.............................................................              25,207
     Administrative service fees - Advisors Signature..........................................................               5,865
     Administrative service fees - Preferred...................................................................              36,813
     Administrative service fees - Select......................................................................               4,267
     Registration fees - Class A...............................................................................              54,200
     Registration fees - Class B...............................................................................              31,596
     Registration fees - Class J...............................................................................              17,498
     Service fees - Advisors Preferred.........................................................................              22,231
     Service fees - Advisors Select............................................................................              31,508
     Service fees - Advisors Signature.........................................................................               5,237
     Service fees - Preferred..................................................................................              50,200
     Service fees - Select.....................................................................................               4,924
     Shareholder reports - Class A.............................................................................              32,575
     Shareholder reports - Class B.............................................................................                 646
     Shareholder reports - Class J.............................................................................              64,548
     Transfer and administrative fees - Class A................................................................             442,720
     Transfer and administrative fees - Class B................................................................              16,197
     Transfer and administrative fees - Class J................................................................             593,674
     Other expenses............................................................................................               2,858
                                                                                           Total Gross Expenses           4,529,149
     Less: Reimbursement from Manager - Class B................................................................              23,506
                                                                                             Total Net Expenses           4,505,643
                                                                         Net Investment Income (Operating Loss)          27,164,609
                                                Net Increase (Decrease) in Net Assets Resulting from Operations        $ 27,164,609


                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.




                                                                                                                Money
                                                                                                             Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year Ended        Year Ended
                                                                                                  October 31, 2006  October 31, 2005
Operations
Net investment income (operating loss)...........................................................     $ 27,164,609      $ 9,523,257
                                  Net Increase (Decrease) in Net Assets Resulting from Operations       27,164,609        9,523,257

Dividends and Distributions to Shareholders
From net investment income.......................................................................     (27,164,609)      (9,523,257)
                                                                Total Dividends and Distributions     (27,164,609)      (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions............................................        1,082,809      473,280,383
                                                          Total increase (decrease) in net assets        1,082,809      473,280,383

Net Assets
Beginning of period..............................................................................      691,998,195      218,717,812
End of period (including undistributed net investment income as set forth below).................    $ 693,081,004    $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss)...........................              $ -              $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $94,484,268 $71,184,325 $30,942,986 $682,760,010 $2,687,087 $76,309,668 $26,436,749 $76,760,499 $45,999,662
Reinvested.............     516,733     461,780     69,123    16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed...............(88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$6,614,381   $337,196 $(7,049,524) $87,107,078 $(122,807) $14,025,778 $(114,189,108) $11,240,603 $3,119,212
                           ========================================================================================================
Shares:
Sold...................   94,484,26  71,184,325  30,942,98   682,760,01  2,687,087  76,309,668  26,436,749  76,760,499  45,999,662
Reinvested.............    516,733     461,780     69,123    16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed...............(88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 6,614,381   337,196 (7,049,524) 87,107,078  (122,807)  14,025,778 (114,189,108) 11,240,603  3,119,212
                           ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $95,777,197 $78,191,806 $15,507,366 $178,767,682 $1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,724
Issued in acquisitions.         -           -          -    340,644,469   3,361,820         -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed............... (94,738,305)(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$1,252,051  $2,785,957 $8,627,228 $344,588,589 $3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                           ========================================================================================================
Shares:
Sold...................   95,777,19  78,191,806  15,507,36  178,767,68  1,143,298  69,153,023  99,461,247  75,527,015  55,543,724
Issued in acquisitions.          -           -          -  340,644,469  3,361,820           -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed...............(94,738,305)(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                           ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(518,183)  $(461,780)  $(69,126) $(16,646,780) $(82,585) $(5,527,065) $(2,297,555) $(1,422,659) $(138,876)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(518,183)  $(461,780)  $(69,126) $(16,646,780) $(82,585) $(5,527,065) $(2,297,555) $(1,422,659) $(138,876)
Distributions.............
                           ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072)  $(2,544,241) $(2,491,202) $(504,316) $(103,750)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072)  $(2,544,241) $(2,491,202) $(504,316) $(103,750)
Distributions.............
                           ========================================================================================================



                          NOTES TO FINANCIAL STATEMENTS

                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006
7



1.  Organization

Principal Investors Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Investors Fund, Inc. consists of Money Market Fund (the "Fund"), presented herein, and 54 other funds. Money Market Fund offers nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to Class J shares. Certain detailed financial information for Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Institutional, Preferred, and Select shares is provided separately.

Effective November 1, 2004, the initial purchase of $10,000 of Advisors Signature class of Money Market Fund was made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class A and Class B shares of Money Market Fund were made by Principal Life Insurance Company.

Effective June 30, 2005, Money Market Fund acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Cash Management Fund, Inc. pursuant to an Agreement and Plan of Reorganization approved by shareholders of Principal Cash Management Fund, Inc. on June 16, 2005 at a conversion ratio of 1 for 1 for both Class A and B shares. The net assets of Money Market Fund and Principal Cash Management Fund immediately before the acquisition were approximately $288,522,000 and $344,006,000, respectively. The net assets of Money Market Fund immediately following the acquisition were approximately $632,528,000.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Investors Fund, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

On August 11, 2006, the Board of Trustees of WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC, collectively known as the WM Group of Funds, approved an Agreement and Plan of Reorganization whereby, subject to an approval by the shareholders of the WM Group of Funds, Principal Investors Fund, Inc. will acquire all the assets of each series subject to the liabilities of such series, in exchange for a number of shares equal to the pro rata net assets of shares of a series of Principal Investors Fund, Inc.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with country-regionplaceU.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after datelstransMonth11Day15Year2007November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31, 2006, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from country-regionplaceU.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

3. Operating Policies

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

4. Management Agreement and Transactions with Affiliates

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the "Manager") in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .375%. At October 31, 2006, the Fund had no outstanding borrowings under the line of credit.

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rates used in this calculation for the Fund are as follows:

      Net Assets of Fund (in millions)
----------------------------------------------
----------------------------------------------
   First      Next       Next     Over $1.5
   $500       $500       $500      billion
   ----       ----       ----      -------
   .40%       .39%       .38%       .37%



In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of October 31, 2006, the annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and ..13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select, respectively. Class A, Class B, and Class J shares of the Fund reimburse the Manager for transfer agency and administrative services. The Manager has agreed to provide portfolio accounting services for the Fund. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the Fund's expenses for Class J shares from November 1, 2005 through February 28, 2006. The reductions and reimbursements were in amounts that maintain total operating expenses within a certain limit. The limit is expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. From November 1, 2005 through February 28, 2006, the expense limit for Class J shares was 1.35%. Beginning March 1, 2006, the Manager contractually agreed to limit the Fund's expense for Class B shares to 1.60%

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class B, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreement for Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the Fund. The annual rates are ..25%, .30%, .35%, .25%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% for Class B.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class J share redemptions. The charge for Class A shares is .75%, of the lesser of current market value of the cost of shares being redeemed. Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of share redeemed within 18 months of purchase. The aggregate amount of these charges retained by Princor Financial Services Corporation for the year ended October 31, 2006, was $3,360 for Class A, $17,043 for Class B shares, and $96,054 for Class J shares, respectively.

Affiliated Ownership. At October 31, 2006, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned 41,073,653 shares of Class A.

Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.

5.  Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the years ended October 31, 2006 and October 31, 2005, were $27,164,609 and $9,523,257 respectively.

Schedule of Investments
October 31, 2006
Money Market Fund
                                             Principal
                                              Amount       Value
                                             --------- -----------------
COMMERCIAL PAPER (94.40%)
Asset Backed Securities (8.02%)
CAFCO
5.27%, 11/17/2006                            4,000,000        3,990,631
5.25%, 11/28/2006                            1,900,000        1,892,519
5.25%, 12/ 1/2006                            4,000,000        3,982,500
5.25%, 12/ 4/2006                            4,300,000        4,279,306
5.23%, 12/19/2006                            5,000,000        4,965,133
FCAR Owner Trust I
5.25%, 12/ 8/2006                            4,600,000        4,575,179
5.25%, 12/12/2006                            3,500,000        3,479,073
5.24%, 1/16/2007                             4,300,000        4,252,433
5.26%, 1/19/2007                             3,500,000        3,459,600
Windmill Funding
5.25%, 11/ 1/2006                            4,000,000        4,000,000
5.28%, 11/ 7/2006                            5,000,000        4,995,600
5.25%, 11/10/2006                            2,865,000        2,861,240
5.24%, 12/ 7/2006                            3,940,000        3,919,354
5.23%, 1/ 5/2007                             5,000,000        4,952,785
                                                        ----------------
                                                             55,605,353
                                                        ----------------
Chemicals - Diversified (2.55%)
BASF AG
5.24%, 1/17/2004                             3,080,000        3,045,480
5.32%, 11/ 1/2006                            4,000,000        4,000,000
5.26%, 11/ 8/2006                            4,700,000        4,695,175
5.25%, 12/ 1/2006                            4,600,000        4,579,875
5.225%, 1/17/2007                            1,340,000        1,325,024
                                                        ----------------
                                                             17,645,554
                                                        ----------------
Commercial Banks (9.98%)
Nordea North America
5.25%, 11/ 9/2006                            5,000,000        4,994,167
5.25%, 12/12/2006                            4,360,000        4,333,956
Skandinaviska Enskilda Banken
5.29%, 11/ 9/2006                            4,000,000        3,995,302
5.27%, 11/14/2006                            4,000,000        3,992,388
5.25%, 12/18/2006                            2,670,000        2,651,699
Societe Generale North America Inc
5.25%, 12/14/2006                            2,280,000        2,265,703
5.20%, 1/24/2007                             4,300,000        4,247,827
5.20%, 1/25/2007                             4,600,000        4,543,522
5.23%, 2/16/2007                             4,100,000        4,036,267
Svenska Handelsbanken
5.25%, 11/ 1/2006                            3,600,000        3,600,000
5.27%, 11/10/2006                            4,400,000        4,394,203
5.22%, 12/28/2006                            3,700,000        3,669,419
5.23%, 1/ 2/2007                             4,500,000        4,459,467
Westpac Banking Corp
5.26%, 11/17/2006                            5,000,000        4,988,311
5.245%, 12/13/2006                           2,250,000        2,236,232
5.23%, 2/ 5/2007                             3,045,000        3,002,532
5.23%, 2/20/2007                             4,300,000        4,230,659

Commercial Banks
Westpac Trust Securities Ltd.
5.24%, 12/13/2006                            3,570,000        3,548,175
                                                        ----------------
                                                             69,189,829
                                                        ----------------
Diversified Financial Services (3.76%)
Amstel Funding
5.31%, 11/ 3/2006                            2,500,000        2,499,263
5.24%, 12/22/2006                            4,600,000        4,565,853
5.22%, 1/30/2007                             5,000,000        4,934,750
5.25%, 1/31/2007                             3,900,000        3,848,244
General Electric Capital
5.23%, 12/ 5/2006                            2,430,000        2,417,997
5.25%, 12/ 8/2006                            4,900,000        4,873,560
5.24%, 2/21/2007                             3,000,000        2,951,093
                                                        ----------------
                                                             26,090,760
                                                        ----------------
Diversified Manufacturing
Operations (1.29%)
General Electric
5.23%, 12/ 8/2006                            4,685,000        4,659,817
5.23%, 12/29/2006                            4,300,000        4,263,768
                                                        ----------------
                                                              8,923,585
                                                        ----------------
Finance - Auto Loans (5.07%)
Paccar Financial
5.30%, 11/ 2/2006                            4,000,000        3,999,411
5.24%, 11/15/2006                            4,700,000        4,690,422
5.24%, 11/16/2006                            3,800,000        3,791,703
5.24%, 12/13/2006                            4,710,000        4,681,206
Toyota Motor Credit
5.25%, 11/14/2006                            3,800,000        3,792,796
5.23%, 12/ 7/2006                            5,000,000        4,973,850
5.25%, 12/11/2006                            4,300,000        4,274,917
5.23%, 12/14/2006                            4,990,000        4,958,828
                                                        ----------------
                                                             35,163,133
                                                        ----------------
Finance - Commercial (2.96%)
CIT Group
5.26%, 11/20/2006                            3,800,000        3,789,451
5.26%, 12/ 1/2006                            3,700,000        3,683,782
5.28%, 12/11/2006                            4,000,000        3,976,533
5.24%, 2/14/2007                             4,300,000        4,234,282
5.25%, 2/23/2007                             4,900,000        4,818,537
                                                        ----------------
                                                             20,502,585
                                                        ----------------
Finance - Credit Card (1.23%)
American Express Credit
5.25%, 11/ 3/2006                            3,700,000        3,698,921
5.25%, 11/15/2006                            4,800,000        4,790,200
                                                        ----------------
                                                              8,489,121
                                                        ----------------
Finance - Investment Banker
& Broker (7.27%)
Bear Stearns
5.26%, 11/29/2006                            3,800,000        3,784,454
5.26%, 12/ 5/2006                            3,700,000        3,681,619
5.28%, 12/ 7/2006                            5,000,000        4,973,600
5.26%, 12/21/2006                            3,100,000        3,077,353
5.25%, 2/ 7/2007                             4,800,000        4,731,400
Citigroup Funding
5.25%, 11/ 6/2006                            4,200,000        4,196,937
5.26%, 11/15/2006                            3,700,000        3,692,431
ING U.S. Funding
5.25%, 12/13/2006                            2,335,000        2,320,698

Finance - Investment Banker & Broker
ING U.S. Funding (continued)
5.235%, 12/26/2006                           3,270,000        3,243,847
5.24%, 1/12/2007                             4,200,000        4,155,984
Morgan Stanley
5.25%, 11/ 7/2006                            5,000,000        4,995,625
5.25%, 11/10/2006                            2,865,000        2,861,240
5.25%, 11/14/2006                            4,700,000        4,691,090
                                                        ----------------
                                                             50,406,278
                                                        ----------------
Finance - Other Services (10.19%)
Commoloco
5.25%, 11/16/2006                            3,500,000        3,492,344
5.25%, 1/ 9/2007                             4,300,000        4,256,731
CRC Funding
5.25%, 11/13/2006                            3,420,000        3,414,015
5.25%, 12/15/2006                            4,900,000        4,868,558
5.23%, 12/20/2006                            3,700,000        3,673,661
5.25%, 1/12/2007                             3,500,000        3,463,250
5.24%, 1/22/2007                             3,000,000        2,964,193
Park Avenue Receivables Company
5.25%, 11/ 7/2006                            4,300,000        4,296,238
5.24%, 11/28/2006                            4,085,000        4,068,915
5.25%, 12/18/2006                            4,200,000        4,171,213
5.25%, 12/19/2006                            4,400,000        4,369,200
5.25%, 1/24/2007                             2,255,000        2,227,376
Private Export Funding
5.35%, 11/ 2/2006                            3,395,000        3,394,503
5.27%, 11/13/2006                            5,175,000        5,165,909
5.25%, 12/19/2006                            2,360,000        2,343,480
5.25%, 1/11/2007                             2,270,000        2,246,451
5.21%, 1/25/2007                             3,350,000        3,308,791
5.22%, 2/23/2007                             4,760,000        4,681,317
5.19%, 3/13/2007                             4,280,000        4,198,552
                                                        ----------------
                                                             70,604,697
                                                        ----------------
Food - Wholesale & Distribution (0.40%)
Sysco Corp
5.23%, 11/29/2006                            2,810,000        2,798,570
                                                        ----------------

Money Center Banks (8.25%)
Bank of America
5.27%, 11/20/2006                            4,000,000        3,988,874
5.26%, 11/30/2006                            9,110,000        9,071,503
5.26%, 12/12/2006                            4,800,000        4,771,273
BNP Paribas Finance
5.25%, 12/18/2006                            4,100,000        4,071,898
HBOS Treasury Services
5.27%, 11/28/2006                            3,400,000        3,386,562
5.26%, 12/ 6/2006                            4,100,000        4,079,053
5.23%, 12/20/2006                            3,000,000        2,978,644
5.23%, 1/10/2007                             4,200,000        4,157,288
5.24%, 1/16/2007                             3,900,000        3,856,857
UBS Finance Delaware LLC
5.24%, 11/ 6/2006                            4,700,000        4,696,579
5.25%, 11/20/2006                            4,100,000        4,088,640
5.23%, 12/11/2006                            3,800,000        3,777,918
5.24%, 1/26/2007                             4,275,000        4,221,487
                                                        ----------------
                                                             57,146,576
                                                        ----------------

Mortgage Banks (2.59%)
Northern Rock PLC
5.35%, 11/ 3/2006                            4,655,000        4,653,616
5.27%, 11/27/2006                            4,800,000        4,781,748
5.25%, 1/10/2007                             3,900,000        3,860,188
5.24%, 1/11/2007                             4,700,000        4,651,428
                                                        ----------------
                                                             17,946,980
                                                        ----------------
Multi-Line Insurance (2.32%)
Genworth Financial
5.26%, 11/13/2006                            3,800,000        3,793,337
5.23%, 12/ 5/2006                            3,900,000        3,880,736
5.23%, 12/14/2006                            3,900,000        3,875,637
5.24%, 1/ 4/2007                             4,600,000        4,557,149
                                                        ----------------
                                                             16,106,859
                                                        ----------------
Publishing - Newspapers (0.35%)
Gannett
5.25%, 11/ 3/2006                            2,460,000        2,459,283
                                                        ----------------

Special Purpose Entity (23.83%)
Barclays U.S. Funding
5.28%, 11/22/2006                            4,000,000        3,987,680
5.27%, 11/27/2006                            3,900,000        3,885,156
5.24%, 1/23/2007                             5,000,000        4,939,594
Charta LLC
5.25%, 11/16/2006                            4,300,000        4,290,594
5.25%, 11/17/2006                            4,000,000        3,990,667
5.27%, 12/15/2006                            2,580,000        2,563,382
5.25%, 1/26/2007                             4,800,000        4,739,800
Compass Securitization
5.26%, 11/10/2006                            3,500,000        3,495,398
5.27%, 11/22/2006                            4,800,000        4,785,244
5.27%, 11/29/2006                            3,900,000        3,884,014
5.27%, 12/15/2006                            7,700,000        7,650,403
Galaxy Funding
5.28%, 11/ 6/2006                            4,000,000        3,997,067
5.26%, 12/ 4/2006                            5,000,000        4,975,892
5.25%, 12/21/2006                            4,600,000        4,566,490
5.25%, 1/29/2007                             5,000,000        4,935,104
Grampian Funding
5.27%, 11/21/2006                            4,500,000        4,486,825
5.25%, 2/ 1/2007                             4,100,000        4,044,992
Ranger Funding
5.31%, 11/ 2/2006                            4,500,000        4,499,336
5.25%, 11/ 9/2006                            4,300,000        4,294,983
5.26%, 11/29/2006                            3,985,000        3,968,697
5.24%, 1/16/2007                             3,300,000        3,263,425
Scaldis Capital
5.25%, 12/ 6/2006                            4,300,000        4,278,052
5.25%, 12/12/2006                            2,265,000        2,251,457
5.23%, 1/ 8/2007                             4,100,000        4,059,497
Sheffield Receivables
5.25%, 12/ 4/2006                            4,300,000        4,279,306
5.24%, 1/ 4/2007                             2,580,000        2,555,966
5.25%, 1/22/2007                             4,100,000        4,050,971
Surrey Funding
5.24%, 1/ 5/2007                             3,900,000        3,863,102
5.25%, 1/12/2007                             3,900,000        3,859,050
5.25%, 1/18/2007                             4,100,000        4,053,362
5.26%, 1/25/2007                             4,300,000        4,246,596
Special Purpose Entity
Surrey Funding (continued)
5.24%, 1/30/2007                             3,900,000        3,848,910
Tulip Funding Corp.
5.26%, 11/30/2006                            4,300,000        4,281,780
Variable Funding Capital Corp LLC
5.24%, 12/ 6/2006                            4,000,000        3,979,622
5.24%, 1/ 5/2007                             2,445,000        2,421,868
White Pine Finance
5.26%, 11/ 8/2006                            3,800,000        3,796,113
5.27%, 11/27/2006                            4,800,000        4,781,731
5.27%, 11/28/2006                            3,900,000        3,884,585
Yorktown Capital
5.26%, 11/ 1/2006                            4,500,000        4,500,000
5.25%, 11/21/2006                            4,930,000        4,915,621
                                                        ----------------
                                                            165,152,332
                                                        ----------------
Supranational Bank (1.43%)
Corp Andina de Fomento
5.26%, 12/20/2006                            2,000,000        1,985,681
5.26%, 12/21/2006                            3,000,000        2,978,083
5.27%, 1/31/2007                             5,000,000        4,933,393
                                                        ----------------
                                                              9,897,157
                                                        ----------------
Telecommunication Services (0.58%)
Verizon Global Funding
5.50%, 1/12/2007 (a)                         4,000,000        4,000,000
                                                        ----------------

Telephone - Integrated (2.33%)
Telstra Corp
5.26%, 11/ 8/2006                            3,700,000        3,696,216
5.27%, 11/21/2006                            3,800,000        3,788,874
5.28%, 1/24/2007                             4,845,000        4,785,310
5.29%, 2/ 1/2007                             3,900,000        3,847,276
                                                        ----------------
                                                             16,117,676
                                                        ----------------
TOTAL COMMERCIAL PAPER                                      654,246,328
                                                        ----------------
BONDS (5.35%)
Asset Backed Securities (0.19%)
Caterpillar Financial Asset Trust
5.45%, 2/26/2007                             1,284,928        1,284,928
                                                        ----------------

Auto - Car & Light Trucks (0.48%)
BMW US Capital LLC
5.30%, 11/ 6/2006 (a)(b)                     3,300,000        3,300,000
                                                        ----------------

Automobile Sequential (2.50%)
AmeriCredit Automobile Receivables Trust
5.50%, 1/ 8/2007                             2,910,909        2,910,909
5.35%, 2/ 6/2007                             1,709,243        1,709,243
Capital One Auto Finance Trust
5.12%, 11/15/2006 (a)                         317,312           317,312
CPS Auto Trust
5.39%, 10/15/2007 (a)(b)                     2,454,418        2,454,418
Honda Auto Receivables Owner Trust
5.43%, 4/23/2007                             2,184,226        2,184,226
Household Automotive Trust
5.28%, 12/18/2006                             506,998           506,998
JPMorgan Auto Receivables Trust
5.39%, 3/15/2007 (b)                         2,507,925        2,507,925

Automobile Sequential
Triad Auto Receivables Owner Trust
5.14%, 12/12/2006                             416,101           416,101
5.36%, 4/12/2007                             1,632,000        1,632,000
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                             2,714,692        2,714,692
                                                        ----------------
                                                             17,353,823
                                                        ----------------
Finance - Commercial (0.37%)
Caterpillar Financial Services Corp
5.41%, 11/13/2006 (a)                        2,600,000        2,599,978
                                                        ----------------

Finance - Investment Banker
& Broker (0.84%)
JPMorgan Chase & Co
5.29%, 11/ 2/2006                            2,500,000        2,500,000
Merrill Lynch & Co Inc
5.34%, 12/27/2006                            3,300,000        3,300,000
                                                        ----------------
                                                              5,800,000
                                                        ----------------
Publishing - Newspapers (0.51%)
Gannett Co Inc
5.50%, 4/ 1/2007                             3,550,000        3,550,987
                                                        ----------------

Special Purpose Entity (0.46%)
Allstate Life Global Funding Trusts
5.30%, 11/ 6/2006 (a)                        3,200,000        3,200,000
                                                        ----------------
TOTAL BONDS                                                  37,089,716
                                                        ----------------
Total Investments                                           691,336,044
Other Assets in Excess of Liabilities, Net - 0.25%                 1,744,960
                                                         --------------------
TOTAL NET ASSETS - 100.00%                            $          693,081,004
                                                         ====================
                                                         --------------------

                                                         ====================

(a) Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,262,343 or 1.19% of net assets.



Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              80.55%
Asset Backed Securities                                10.71%
Communications                                          3.77%
Basic Materials                                         2.55%
Industrial                                              1.29%
Consumer, Cyclical                                      0.48%
Consumer, Non-cyclical                                  0.40%
Other Assets in Excess of Liabilities, Net              0.25%
                                          --------------------
TOTAL NET ASSETS                                      100.00%
                                          ====================





                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02          -            -         0.01
                          Total From Investment Operations         0.04        0.02           -            -        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)          -            -       (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)          -            -       (0.01)
Net Asset Value, End of Period............................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return(b)...........................................        3.82%       1.79%       0.08%        0.06%       0.68%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $157,486    $143,460    $132,551      $95,332     $36,795
     Ratio of Expenses to Average Net Assets..............        1.11%       1.15%       1.17%        1.21%       1.35%
     Ratio of Gross Expenses to Average Net Assets(c).....        1.11%       1.15%       1.43%        1.54%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.76%       1.78%       0.09%        0.04%       0.59%

(a) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

-----------------------------------------------------------------------------




20

The Board of Directors and Shareholders
Principal Investors Fund, Inc. - Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Money Market Fund of Principal Investors Fund, Inc. as of dateYear2006Day31Month10lstransOctober 31, 2006, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of the Principal Investors Fund, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (country-regionplaceUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Principal Investors Fund, Inc.'s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Principal Investors Fund, Inc.'s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of dateYear2006Day31Month10lstransOctober 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund of Principal Investors Fund, Inc. at dateYear2006Day31Month10lstransOctober 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                           /s/Ernst & Young LLC
Des Moines, StateIowa
December 9, 2006

FUND DIRECTORS

Under StateplaceMaryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  Streetaddress1113 Basil Road,
  CityMcClean, StateVirginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86                   Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  Streetaddress5040 Arbor Lane, #302, CityNorthfield, StateIllinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                       None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  Streetaddress6310 Deerfield Avenue,
  CitySan Gabriel, StateCalifornia
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                       None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  StreetaddressSuite 203, addressStreet2101
  Waukegan Road
  CityplaceBannockburn, StateIllinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap            86          Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, CityplaceUrbandale, StateIowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                       None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  Streetaddress100 Market Street, #314,
  CityDes Moines, StateIowa
  1940

    *Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                        Senior Vice President, Principal
                        Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in CityplaceWashington, StateD.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



                   BOARD CONSIDERATION OF AND CONTINUATION OF
                MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved a number of investment advisory contracts as follows: (i) approval of a subadvisory agreement with Jacobs Levy Equity Management, Inc. (Jacobs Levy) relating to the Fund's Partners MidCap Value Fund; (ii) approval of a subadvisory agreement with Essex Investment Management Company, LLC (Essex) relating to the Fund's Partners SmallCap Growth Fund II;
(iii) approval of a subadvisory agreement with Columbus Circle Investors (Columbus Circle) relating to the Fund's Partners SmallCap Growth Fund III; (iv) approval of a subadvisory agreement with American Century Investment Management, Inc. (American Century) relating to the Fund's Partners LargeCap Growth Fund;
(v) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (Manager) relating to the addition to the Fund of fifteen Funds in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vi) approval of a subadvisory agreement with WM Advisors, Inc. (WMA), relating to twelve of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vii) approval of a subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to three of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; and (viii) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meeting to discuss the information provided.

Actions taken at June 12, 2006 Board Meeting. At its June 12, 2006 meeting, the board considered whether to engage Jacobs Levy to provide investment advisory services relating to a portion of the Partners MidCap Value Fund's portfolio. In approving the advisory contract with Jacobs Levy, the board considered Jacobs Levy's experience and skills in managing portfolios of mid-capitalization equity securities in the value style. The board found Jacobs Levy to be an experienced manager of portfolios of such securities. The board noted that the founders of the firm are well-known for their research and academic publications on investment theory and practice and will serve as the portfolio managers for the portion of the Fund's assets that is allocated to Jacobs Levy. The board also considered the historical performance of Jacobs Levy's midcap value composite and found it to be favorable. The board considered the fees Jacobs Levy proposed to charge the Fund, which it found to be acceptable. In concluding that Jacobs Levy's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Jacobs Levy because, as the board noted, the Manager will compensate Jacobs Levy from its own management fees and the Manager had negotiated the agreement with Jacobs Levy at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Jacobs Levy had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that Jacobs Levy proposed for the Fund. The board also considered other benefits to Jacobs Levy from the proposed arrangement and noted that Jacobs Levy engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage placeEssex to provide investment advisory services relating to a portion of the Fund's Partners SmallCap Growth Fund II's portfolio. In approving the investment advisory contract with Essex, the board considered placeEssex' experience and skill in managing portfolios of small capitalization equity securities in the growth style. The board found placeEssex to be an experienced manager of portfolios of such securities. The board noted that the portfolio manager that will manage the portion of the Fund allocated to placeEssex has 22 years of investment management experience. The board also considered the historical performance of placeEssex' small/micro capitalization growth composite and found it to be favorable. The board considered the fees placeEssex proposed to charge the Fund, which it found to be acceptable. In concluding that Essex's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Essex because, as the board noted, the Manager will compensate Essex from its own management fees and the Manager had negotiated the agreement with placeEssex at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Essex had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that placeEssex proposed for the Fund. The board also considered other benefits to Essex from the proposed arrangement and noted that placeEssex engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage addressStreetColumbus Circle to provide investment advisory services relating to a portion of the PIF Partners SmallCap Growth Fund III portfolio. In approving the investment advisory contract with addressStreetColumbus Circle, the board considered addressStreetColumbus Circle's experience and skills in managing portfolios of small-capitalization equity securities in the growth style. The board found addressStreetColumbus Circle to be an experienced manager of portfolios of such securities. The board noted that addressStreetColumbus Circle currently provides subadvisory services for two other Funds and has provided all such services in a satisfactory manner. The board also considered the historical performance of addressStreetColumbus Circle's small capitalization growth composite and found it to be favorable. The board considered the fees addressStreetColumbus Circle proposed to charge the Fund, which it found to be acceptable. The board concluded that the anticipated profitability to addressStreetColumbus Circle in connection with the investment advisory services it will provide to the Fund was not unreasonable. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that addressStreetColumbus Circle had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that addressStreetColumbus Circle proposed for the Fund. The board also considered other benefits to addressStreetColumbus Circle from the proposed arrangement and noted that addressStreetColumbus Circle engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Actions taken at September 11, 2006 Board Meeting. At its September 11, 2006 meeting, the board considered whether to engage American Century to provide investment advisory services to the Fund's Partners LargeCap Growth Fund to address the underperformance of the Fund's current subadvisor. In approving the investment advisory contract with American Century, the board considered American Century's experience and skill in managing portfolios of large capitalization equity securities in the growth style. The board found American Century to be an experienced manager of portfolios of such securities, taking note of American Century's performance as subadvisor to the Fund's Partners LargeCap Growth Fund II since 2000. The board considered the fees American Century proposed to charge the Fund, which it found to be based on a fee schedule identical to the fee schedule American Century employs in connection with the Partners LargeCap Growth Fund II. The board found the fees to be acceptable. In concluding that American Century's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to American Century because, as the board noted, the Manager will compensate American Century from its own management fees and the Manager had negotiated the agreement with American Century at arms length. The board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that American Century had represented that it has no other investment company clients that utilize the same investment strategy as the Fund. The board also considered other benefits to American Century from the proposed arrangement and noted that American Century stated that it does not engage in soft dollar transactions.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Also, at its September 11, 2006 meeting, the board considered whether to (a) amend the Fund's Management Agreement with the Manager reflecting the addition of the following fifteen Funds ("New Funds") in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (b) engage WMA to provide investment advisory services to twelve of the New Funds (Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, West Coast Equity Fund, SAM Balanced Portfolio; SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio; together, WMA Funds); and (c) engage Van Kampen to provide investment advisory services to three of the New Funds (California Municipal Fund, California Insured Intermediate Municipal Fund and Tax-Exempt Bond Fund I; together, Van Kampen Funds).

In approving the amendment to the Management Agreement relating to the New Funds, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel, the Manager's ability to attract and retain high-quality personnel and the quality of the services the Manager has provided to the Fund in the past. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers. With regard to each of WMA and Van Kampen (Proposed Subadvisers), the board considered the reputation, qualifications and background of the Proposed Subadvisers, the investment approach of the Proposed Subadvisers and the experience and skills of each Proposed Subadviser's investment personnel. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the board can reasonably expect the Manager and the Proposed Subadvisers to provide to each New Fund were satisfactory.

With regard to investment performance, the board noted that the Manager does not directly control investment performance, but rather engages subadvisers that manage the Funds. The board concluded that the Manager has in place an effective process to monitor performance, encourage remedial action and make changes in subadvisers at the appropriate time.

To evaluate the performance of WMA and Van Kampen, the board reviewed total return information for 1, 3 and 5 year periods for Class A shares of each New Fund's WM Group of Funds predecessor (Predecessor Funds). The board compared the total return information for the Predecessor Funds Class A shares to total return information for a broad based, industry category for each Predecessor Fund defined by Morningstar, Inc. (Morningstar Category). The board found that the three year performance of each Predecessor Fund Class A shares was in the third quartile or better. Based on all relevant factors, the board concluded that WMA's and Van Kampen's investment performance with regard to the New Funds was expected to be reasonable.

The board also considered the pro forma management fees for each New Fund as well as the pro forma total expense ratios for Class A shares of each New Fund. The board received information, based on data supplied by Lipper Analytical Services, Inc. (Lipper), comparing each New Fund's proposed management fees (at theoretical asset levels) and pro forma expense ratios to advisory fees and expense ratios of the mutual funds in a broad based, industry category defined by Lipper (Lipper Category).

For all New Funds except the SAM Portfolios, the pro forma management fees were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. With regard to the SAM Portfolios, the board noted that, while the SAM Portfolio management fees were within the fourth quartile when compared to their Lipper Category as well as a customized peer group of funds of funds derived from the Lipper Category, each SAM Portfolio's expense ratio was approximately equal to the customized peer group's median expense ratio. For all New Funds, pro forma expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable.

The board also considered each New Fund's management fee as compared to management fees the Manager charges for comparable mutual funds. The board found the management fees to be reasonable when compared to those the Manager charges to comparable mutual funds.

On the basis of the information provided, the board concluded that the proposed management fee schedules for each New Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each New Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness.

The board reviewed the Manager's detailed analysis of its anticipated profitability, including the estimated direct and indirect costs the Manager expects to incur in providing service to each New Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each New Fund. The board also reviewed data on the anticipated profitability to WMA, which will become an affiliate of the Manager, with regard to each New Fund to which WMA will provide investment advisory services. The board concluded that the profitability to the Manager from the management of each New Fund and the profitability to WMA in connection with the investment advisory services each will provide to the New Funds was not unreasonable.

In concluding that Van Kampen's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Van Kampen because, as the board noted, the Manager will compensate Van Kampen from its own management fees and the Manager had negotiated the agreement with Van Kampen at arms length.

The board considered whether the amended Management Agreement provided for economies of scale with respect to the New Funds and whether each New Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each New Fund under the Management Agreement is reasonable in relation to the asset size of each New Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate level of sharing of any economies of scale.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each New Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each New Fund under each subadvisory agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate recognition of any economies of scale.

The board received and considered information regarding the character and amount of other incidental benefits the Manager, WMA and Van Kampen may receive as a result of the services each will provide to the New Funds. The board concluded that, taking into account any incidental benefits the Manager, WMA and Van Kampen may receive, the management and subadvisory fees for each New Fund were reasonable.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements. Also at its September 11, 2006 meeting, the board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of PIF, as defined in the 1940 Act (the "Independent Directors"), annually to review and consider the continuation of: (i) the Management Agreement with the Manager as it relates to each of the fifty-five series of PIF (each series is referred to as a "Fund"), and (ii)
 the investment subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Alliance Bernstein Investment
 Research  and  Management;   Barrow,  Hanley,   Mewhinney  &  Strauss;  BNY
 Investment Advisers; Columbus Circle; Dimensional Fund Advisors, Inc.; Emerald Advisors, Inc.; Essex; Fidelity Management and Research Company; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy; Los Angeles Capital Management and Equity Research, Inc.; Mazama Capital Management, Inc.; Mellon Equity Associates, LLP; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Post Advisory Group, LLC ("Post"); Principal Real Estate Investors, LLC; Principal Global Investors, LLC ("PGI"); Spectrum Asset Management, Inc. ("Spectrum"); T. Rowe Price Associates, Inc.; Turner Investment Partners,
 Inc.;  UBS  Global  Asset  Management  (Americas),   Inc.;  Vaughan  Nelson
 Investment Management, LP; and Wellington Management Company, LLP. (the Subadvisers). The Management Agreement and the subadvisory agreements are collectively referred to as the "Advisory Agreements."

At a meeting held on September 11, 2006, the board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On September 10, 2006, the Independent Directors also met in executive session with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund as well as the investment performance of a broad based industry category defined by Morningstar and a market index, (ii) a comparison of each Fund's management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in the Lipper Category, (iii) fee schedules applicable to the Manager's and the Subadvisers' other clients, (iv) the Manager's financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager's and each Subadviser's allocation of the benefits of economies of scale
(vi) the Manager's and each Subadvisers' record of compliance with applicable laws and regulations, and with each Fund's investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel and the Manager's ability to attract and retain high-quality personnel. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers as well as the resources affiliates of the Manager expended in an effort to increase Fund assets to attain economies of scale. With regard to each Subadviser, the board considered the reputation, qualifications and background of each Subadviser, the investment approach of each Subadviser, the experience and skills of each Subadviser's investment personnel and the resources made available to such personnel and each Subadviser's compliance with each Fund's investment policies and compliance in general. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the Manager and each Subadviser provides to each Fund were sufficient to support renewal of the Advisory Agreements.

Investment Performance

The board considered the performance results for each Fund over various time periods. The board also considered these results in comparison to the performance of the funds in the Morningstar Category of which each Fund is a member, as well as each Fund's market index. The board also considered whether each Fund's performance results were consistent with the Fund's investment objective and policies. For Funds that had a shorter than one-year performance record with the Subadviser, because the Subadviser was only recently added to manage a portion of the Fund's assets, the board determined that the limited performance history was not meaningful and the board relied instead on the fact that the Subadvisers had recently been selected based upon favorable composite performance information.

The board concluded that, with regard to all but one Fund, performance results were satisfactory. For one Fund that had not maintained a satisfactory level of investment performance over a three-year period (Partners LargeCap Growth Fund), the board determined that the Manager was taking appropriate steps to address the matter. The board also concluded that the Manager has in place an effective process to monitor performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. The board therefore concluded that it was in the best interests of the Fund to renew the Advisory Agreements.

Investment Management and Subadvisory Fees

The board considered the management fees and total expense ratios for each Fund. The board received information, based on data supplied by Lipper, comparing each Fund's management fees (at current asset levels and at theoretical asset levels) and expense ratio (at current asset levels) to advisory fees and expense ratios of the mutual funds in the Lipper Category. For most funds, management fees and expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. For Funds with management fees within the fourth quartile, the board concluded, that taking into account all other relevant factors, including expense ratios, the management fees were reasonable.

The board also considered each Fund's management fee as compared to management fees charged by the Manager for comparable mutual funds. The board also considered each Fund's management fee rate as compared to management fees charged by the Manager for comparable mutual funds.

On the basis of the information provided, the board concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category, with a few exceptions. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness, taking into account whether the Subadviser was charging a higher fee to the Fund than to its comparable clients. In the case of the few exceptions, the board concluded that, taking into account all other relevant factors, the subadvisory fees were reasonable.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and receiving comparable services, the board noted that most Subadvisers did not charge higher fees to the Manager than they charged to their Other Clients. For the Subadvisers that charged higher fees to the Manager than to their Other Clients, the board noted that, based on representations made by those Subadvisers, the higher fees were generally a result of fewer assets, different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

                   BOARD CONSIDERATION OF AND CONTINUATION OF
          MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

For each Subadviser not affiliated with the Manager ("Unaffiliated Subadvisers") (each Subadviser except PGI, Columbus Circle, Post and Spectrum), the board also considered that the subadvisory fee rate was negotiated at arm's length between the Manager and each Unaffiliated Subadviser and that the Manager compensates the Unaffiliated Subadviser from its fees. For Funds with Affiliated Subadvisers (PGI, Columbus Circle, Post and Spectrum), the board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee.

Based upon all of the above, the board determined that the subadvisory fees for each Fund were reasonable.

Profitability

The board reviewed the Manager's detailed analysis of its profitability, including the estimated direct and indirect costs the Manager incurs in providing service with regard to each Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each Fund. The board also reviewed data on the profitability to each Affiliated Subadviser with regard to each Fund to which an Affiliated Subadvisor provides investment advisory services. The board concluded that the profitability to the Manager from the management of each Fund and the profitability to each Affiliated Subadviser in connection with the investment advisory services each provides to the Funds was not unreasonable.

In concluding that each Unaffiliated Subadviser's anticipated profit would not be unreasonable, the board determined that it need not review estimated levels of profit to each Unaffiliated Subadviser because, as the board noted, the Manager will compensate each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the subadvisory agreement with each Unaffiliated Subadviser at arms length.

Economies of Scale

The board considered whether there are economies of scale with respect to the management of each Fund and whether each Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Independent Directors determined that the Manager should provide additional breakpoints for Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Growth Fund for higher assets levels and requested the Manager to propose additional breakpoints for consideration.

The board noted that the management fees for the Index Funds and the LifeTime Funds do not include breakpoints. Although their management fee schedules do not contain breakpoints, the board noted that each Index Fund has a relatively low basis-point fee for initial assets and the board concluded that the Index Funds do not generate sufficient economies of scale at their current asset size to justify a breakpoint at this time. For the LifeTime Funds, the board noted that the underlying funds in which these funds-of-funds invest contain breakpoints that pass through economies of scale to the shareholders.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each Fund under each Subadvisory Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to the Manager

The board received and considered information regarding the character and amount of other incidental benefits the Manager, its affiliates and each Subadviser receive as a result of their relationship with PIF, including each Subadviser's soft dollar practices. The board concluded that, taking into account any incidental benefits the Manager and each Subadviser receive, the management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.




                         PRINCIPAL INVESTORS FUND, INC.
                      CLASS J, INSTITUTIONAL & PLAN CLASS
                                 ANNUAL REPORT
                                OCTOBER 31, 2006

                                TABLE OF CONTENTS



                                                                                                 Page

Portfolio Managers' Comments.....................................................................2
-------------------------------------------------------------------------------------------------
Shareholder Expense Example.....................................................................60
------------------------------------------------------------------------------------------------
Financial Statements and Highlights
-----------------------------------
  Statements of Assets and Liabilities..........................................................73
  ----------------------------------------------------------------------------------------------
  Statements of Operations......................................................................91
  ----------------------------------------------------------------------------------------------
  Statement of Changes in Net Assets...........................................................109
  ---------------------------------------------------------------------------------------------
  Statement of Cash Flows......................................................................162
  ---------------------------------------------------------------------------------------------
  Notes to Financial Statements................................................................163
  ---------------------------------------------------------------------------------------------
  Schedules of Investments
  ------------------------
     Bond & Mortgage Securities Fund...........................................................180
     Disciplined LargeCap Blend Fund...........................................................202
     Diversified International Fund............................................................207
     Government & High Quality Bond Fund.......................................................220
     High Quality IntermediateTerm Bond Fund...................................................225
     High Yield Fund...........................................................................241
     Inflation Protection Fund.................................................................247
     International Emerging Markets Fund.......................................................253
     International Growth Fund.................................................................257
     LargeCap Growth Fund......................................................................262
     LargeCap S&P 500 Index Fund...............................................................264
     LargeCap Value Fund.......................................................................274
     MidCap Blend Fund.........................................................................278
     MidCap Growth Fund........................................................................281
     MidCap S&P 400 Index Fund.................................................................283
     MidCap Value Fund.........................................................................291
     Money Market Fund.........................................................................296
     Partners Global Equity Fund...............................................................300
     Partners International Fund...............................................................303
     Partners LargeCap Blend Fund..............................................................310
     Partners LargeCap Blend Fund I............................................................317
     Partners LargeCap Growth Fund.............................................................322
     Partners LargeCap Growth Fund I...........................................................326
     Partners LargeCap Growth Fund II..........................................................328
     Partners LargeCap Value Fund..............................................................332
     Partners LargeCap Value Fund I............................................................336
     Partners LargeCap Value Fund II...........................................................338
     Partners MidCap Growth Fund...............................................................341
     Partners MidCap Growth Fund I.............................................................345
     Partners MidCap Growth Fund II............................................................349
     Partners MidCap Value Fund................................................................353
     Partners MidCap Value Fund I..............................................................358
     Partners SmallCap Blend Fund..............................................................365
     Partners SmallCap Growth Fund I...........................................................370
     Partners SmallCap Growth Fund II..........................................................373
     Partners SmallCap Growth Fund III.........................................................379
     Partners SmallCap Value Fund..............................................................382
     Partners SmallCap Value Fund I............................................................390
     Partners SmallCap Value Fund II...........................................................403
     Preferred Securities Fund.................................................................419
     Principal LifeTime 2010 Fund..............................................................425
     Principal LifeTime 2020 Fund..............................................................427
     Principal LifeTime 2030 Fund..............................................................429
     Principal LifeTime 2040 Fund..............................................................431
     Principal LifeTime 2050 Fund..............................................................433
     Principal LifeTime Strategic Income Fund..................................................435
     Real Estate Securities Fund...............................................................437
     Short-Term Bond Fund......................................................................439
     SmallCap Blend Fund.......................................................................451
     SmallCap Growth Fund......................................................................457
     SmallCap S&P 600 Index Fund...............................................................461
     SmallCap Value Fund.......................................................................473
     Ultra Short Bond Fund.....................................................................477
  Financial Highlights.........................................................................485
  ---------------------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm........................................627
-----------------------------------------------------------------------------------------------
Fund Directors.................................................................................628
-----------------------------------------------------------------------------------------------
Proxy Voting Policies..........................................................................629
-----------------------------------------------------------------------------------------------
Schedules of Investments.......................................................................629
-----------------------------------------------------------------------------------------------
Board Consideration of and Continuation of Management Agreement and Sub-Advisory Agreements....630
-----------------------------------------------------------------------------------------------
Federal Income Tax Information.................................................................634
-----------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS' COMMENTS


IMPORTANT FUND INFORMATION
The following disclosure applies to the Principal Investors Fund, Inc.:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each Fund, the illustration is based on performance of the Advisors Select Class, with the following exceptions:

  . For High Yield Fund, Inflation Protection Fund, Partners Global Equity Fund,
    Partners International Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund I, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund II and Preferred Securities Fund the illustration is based on the Institutional Class, the oldest share class.

Growth of a hypothetical $10,000 investment in a different share class would vary from the results illustrated because different expenses are charged to each share class. Past performance does not guarantee future results.

For comparison to the Fund, each line graph illustrates the growth of a hypothetical $10,000 that earns the average return of the Fund's mutual fund category, as determined by Morningstar, Inc. The average return of the Morningstar category does not reflect sales charges but does reflect transaction costs and operating expenses of all mutual funds included in the category. Each line graph also illustrates performance of the Fund's benchmark or index. Each index is unmanaged and theoretical, and therefore the performance illustrated does not reflect sales charges, transaction costs or operating expenses.

The inception dates given in the tables are the dates on which shares of each share class were initially offered for sale. For Advisors Signature Class, the average annual total returns shown may include an earlier period of time. For all Funds except Partners Global Equity Fund, Partners LargeCap Value Fund II, Partners MidCap Growth Fund II and Ultra Short Bond Fund, the average annual total returns for Advisors Signature Class for the periods prior to the inception date are based on performance of each Fund's oldest class of shares adjusted to reflect the fees and expenses of the Advisors Signature Class. These adjustments result in performance for the periods prior to the inception date of the Advisors Signature Class that is no higher than the historical performance of the applicable share class.

The graphs and tables do not reflect the deduction of income taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares if the shares were held outside a qualified retirement plan. Performance information may reflect historical or current expense waivers/ reimbursements, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the notes to the financial statements.

Fund shares are neither deposits nor obligations of any bank or other insured depository institution, nor are they endorsed or guaranteed by any bank or other insured depository institution, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risks, including possible loss of the principal amount invested. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost.

Except where noted, the commentaries on the following pages cover the Principal Investors Fund, Inc. fiscal year, which runs from November 1, 2005 through October 31, 2006, except when a fund originated after the beginning of the fiscal year. Because there is no standardized system for classifying securities, sector names may vary from one commentary to another. Furthermore, sector names and percentage allocations referenced in the commentaries may differ from those in the schedule of investments we have prepared for this report. In some cases, specific security holdings mentioned in the commentaries have been liquidated during the reporting period and therefore do not appear in the schedule of investments which is prepared as of the end of the reporting period.

Bond & Mortgage Securities

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                            Morningstar
        Lehman Brothers   Intermediate-Term      Bond & Mortgage
        Aggregate Bond     Bond Category         Securities Fund,
            Index             Average            Advisors Select
12/6/00     10                 10                    10
10/01       11.241             11.148                10.932
10/02       11.903             11.761                11.347
10/03       12.487             12.477                11.775
10/04       13.178             13.095                12.374
10/05       13.327             13.207                12.449
10/06       14.019             13.826                13.012

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       4.79%   3.76%   5.01%
Advisors Select*        12/6/2000       4.52%   3.55%   4.79%
Advisors Signature*     11/1/2004       4.35%   3.42%   4.67%
A                       6/28/2005       4.93%   3.85%   5.09%
A**                     6/28/2005       -0.06%  2.85%   4.23%
B*                      6/28/2005       4.15%   3.29%   4.53%
B***                    6/28/2005       0.15%   2.94%   4.40%
J*                      3/1/2001        4.49%   3.55%   4.27%
J***                    3/1/2001        3.49%   3.55%   4.27%
Institutional*          3/1/2001        5.27%   4.36%   5.07%
Preferred*              12/6/2000       5.11%   4.10%   5.34%
Select*                 12/6/2000       4.92%   4.21%   5.41%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio benefited from an out of index allocation to below investment grade corporate bonds. The Portfolio had overweighted positions in CMBS and ABS, which were outperforming sectors and positively contributed to the performance versus the index during the period. U.S. agencies underperformed the index during the period, which was beneficial to performance as the portfolio was underweight this sector. U.S. Treasuries underperformed the index during the period. The Portfolio held a neutral position for most of the period. MBS outperformed the index during the period. The Portfolio was neutral to the index in MBS during the period, which detracted from results.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

DISCIPLINED LARGECAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar          Disciplined LargeCap
        Standard & Poor's       Large Blend              Blend Fund,
         500 Stock Index      Category Average         Advisors Select
12/30/02        10               10                       10
10/03           12.128           12.061                   12.05
10/04           13.269           13.013                   13.179
10/05           14.425           14.253                   14.656
10/06           16.782           16.356                   16.679

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class          Inception Date   1 Year  Life of Fund
Advisors Preferred*     12/30/2002      14.03%     14.49%
Advisors Select*        12/30/2002      13.80%     14.27%
Advisors Signature*     11/1/2004       13.68%     14.09%
A                       6/28/2005       13.86%     14.42%
A**                     6/28/2005       7.28%      12.67%
B*                      6/28/2005       12.82%     13.50%
B***                    6/28/2005       8.82%      12.95%
Institutional*          12/30/2002      14.61%     15.11%
Preferred*              12/30/2002      14.37%     14.84%
Select*                 12/30/2002      14.20%     14.70%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Overall, stock selection drove the returns for the Portfolio over the last 12 months. The Portfolio had strong stock selection within the Telecommunication Services, Utilities, Materials, and Information Technology sectors. The Portfolio had poor stock selection in the Health Care, Industrials and Energy sectors. The Portfolio's stock selection strategies capture rising investor expectations and improving business fundamentals with attractive relative valuations. The Portfolio's disciplined fund construction strategies match market, sector and industry exposures relative to the index to isolate superior stock selection as the major driver of Portfolio performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

DIVERSIFIED INTERNATIONAL FUND
GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                               Morningstar
        Citigroup BMI         Foreign Large          Diversified
        Global ex-US         Blend Category        International Fund,
           Index                Average             Advisors Select
12/6/00    10                   10                      10
10/01      7.704                7.503                   7.029
10/02      6.922                6.512                   6.162
10/03      9.219                7.977                   7.598
10/04      11.062               9.263                   8.831
10/05      13.595               10.907                  11.066
10/06      17.586               13.78                   14.437


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years   Life of Fund
Advisors Preferred*     12/6/2000       30.56%  15.68%       7.28%
Advisors Select*        12/6/2000       30.46%  15.48%       7.07%
Advisors Signature*     11/1/2004       30.17%  15.34%       6.96%
A                       6/28/2005       30.57%  15.69%       7.29%
A**                     6/28/2005       23.03%  14.33%       6.21%
B*                      6/28/2005       29.88%  15.16%       6.80%
B***                    6/28/2005       25.88%  14.93%       6.67%
J*                      3/1/2001        30.50%  15.35%       8.51%
J***                    3/1/2001        29.50%  15.35%       8.51%
Institutional*          3/1/2001        31.29%  16.31%       9.41%
Preferred*              12/6/2000       31.00%  16.12%       7.65%
Select*                 12/6/2000       30.87%  16.15%       7.67%

*               The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
International equity markets posted strong gains driven by solid corporate earnings and a benign economic environment. The MSCI Europe, Australasia, Far East Index (MSCI EAFE) rose 27.52% during the fiscal year ending Oct.31, 2006. In developed markets, small companies lagged larger companies for the first time in several years. When looking at returns by region, emerging markets continued their strong run, outperforming developed markets. After outperforming Europe last year, Japan trailed Europe by a significant margin this year. Valuations in Japan had largely discounted the positive outlook for corporate earnings. The Basic Materials, Utilities and Financials sectors were the best performers, while Telecommunications Services and Energy lagged. The U.S. dollar weakened against most currencies. The MSCI EAFE's return was boosted 4.60% by the stronger international currencies such as the euro.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio performance was driven by stock selection, particularly positive stock selection in Financials, Industrials, Information Technology and Telecommunications Services. In Financials, Deutsche Boerse (the German financial exchange) and the London Stock Exchange performed well on the back of strong earnings driven by higher activity levels in cash and derivative markets, as well as takeover speculation as the global exchanges industry consolidates. Stock selection was weakest in Consumer Staples, Consumer Discretionary and Materials. For example, Aeon Co. Ltd. and Sundrug Co. Ltd., both Japanese retailers, hurt portfolio returns as valuations have come down amidst more mixed economic indicators on Japanese consumption. Stock selection was strong in Europe and Asia and neutral in Japan. The portfolio's focus on stocks with improving business fundamentals, rising investor expectations and attractive relative valuation performed well in the last year.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

GOVERNMENT & HIGH QUALITY BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar
        Lehman Brothers        Intermediate          Government & High
      Government/Mortgage    Government Category     Quality Bond Fund,
             Index               Average              Advisors Select
12/6/00     10                   10                     10
10/01       11.129               11.116                 10.81
10/02       11.833               11.262                 11.351
10/03       12.168               11.535                 11.469
10/04       12.801               12.008                 11.894
10/05       12.973               12.109                 11.94
10/06       13.637               12.612                 12.415

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       4.27%   2.99%   4.10%
Advisors Select*        12/6/2000       3.98%   2.81%   3.90%
Advisors Signature*     11/1/2004       3.82%   2.67%   3.77%
A                       6/28/2005       4.38%   3.03%   4.13%
A**                     6/28/2005       -0.53%  2.04%   3.29%
B*                      6/28/2005       3.48%   2.35%   3.46%
B***                    6/28/2005       -0.52%  2.00%   3.32%
J*                      3/1/2001        4.05%   2.75%   3.49%
J***                    3/1/2001        3.05%   2.75%   3.49%
Institutional*          3/1/2001        4.84%   3.58%   4.35%
Preferred*              12/6/2000       4.58%   3.34%   4.44%
Select*                 12/6/2000       4.46%   3.22%   4.32%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping home builder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Through June, the portfolio benefited from being shorter in duration than its benchmark. The short duration position hurt portfolio returns during the final months of the period, as rates fell. The portfolio management team remains committed to the portfolio's objective of high current income and safety of principal. Duration is positioned slightly shorter than that of the index, and in line with the peer group. Average portfolio quality remains AAA.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar          High Quality
        Lehman Brothers   Intermediate-Term     Intermediate-Term
        Aggregate Bond      Bond Category          Bond Fund,
            Index              Average          Advisors Select
12/6/00     10                 10                   10
10/01       11.241             11.148               10.945
10/02       11.903             11.761               11.43
10/03       12.487             12.477               11.852
10/04       13.178             13.095               12.385
10/05       13.327             13.207               12.477
10/06       14.019             13.826               13.012

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       4.57%   3.74%   4.99%
Advisors Select*        12/6/2000       4.29%   3.52%   4.79%
Advisors Signature*     11/1/2004       4.20%   3.41%   4.66%
J*                      3/1/2001        4.46%   3.47%   4.24%
J**                     3/1/2001        3.46%   3.47%   4.24%
Institutional*          3/1/2001        5.12%   4.39%   5.16%
Preferred*              12/6/2000       4.89%   4.05%   5.33%
Select*                 12/6/2000       4.76%   3.93%   5.18%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio had overweighted positions in CMBS and ABS, which were outperforming sectors and positively contributed to the performance versus the index during the period. U.S. agencies underperformed the index during the period, which was beneficial to performance as the portfolio was underweight this sector. U.S. Treasuries underperformed the index during the period. The Portfolio held a neutral position for most of the period. MBS outperformed the index during the period. The Portfolio was neutral to the index in MBS during the period, which hampered returns.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

HIGH YIELD FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

        Lehman Brothers     Morningstar
          High Yield        High Yield
        Composite Bond     Bond Category     High Yield Fund,
            Index             Average         Institutional
12/29/04    10                10                   10
10/05       10.144            10.069               10.24
10/06       11.19             11.003               11.087


The graph shows the Fund's and the Index's performance from the Fund's inception date, 12/29/2004. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 12/31/2004.

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class   Inception Date  1 Year  Life of Fund
Institutional*  12/29/2004      8.27%   5.77%

*    The share class does not collect a front-end sales charge.



SUB-ADVISOR:
Post Advisory Group LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Underweightings in GM and Ford continued to drag on performance. Additionally, the Portfolio raised its cash level in hopes of taking advantage of the deals coming to market in the near future. The Portfolio is positioned defensively by maintaining a shorter duration, higher in credit quality and more senior in the capital structure than the Index. Two major factors were drivers in the high yield market: the significant amounts of capital private equity sponsors and hedge funds have available for leveraged buy-out (LBO) activity and GM/Ford performance. The outperformance of lower-quality credits also re-emerged as a key component in the Index's returns. After GM and Ford were downgraded and their debt moved to the high yield universe, developments at both companies promised to have a major impact on the high yield market's performance this year. The voracious appetite for leveraged buyouts was apparent in July, when a group led by Bain Capital and KKR agreed to take HCA private in a transaction valued at $33 billion. The repercussions for the high yield market are negative. Reliable sources reported Footlocker is on the verge of being subjected to an LBO. By the numbers, this is one of the Portfolio's strongest credits, with earnings before interest, taxes, depreciation and amortization (EBITDA) at two times debt and cash in excess of debt. Those positive credit statistics will likely change in an LBO. The Portfolio's position in HCA was hit significantly. The Portfolio's positions in Nationsrent and Intelsat were up after separate announcements that they were being acquired by industry rivals. The Portfolio's holdings in Rhodia SA saw price appreciation as the company posted solid numbers. The Portfolio's positions in GM and Ford, underweighted compared to the Index, have been top performers for the year.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio applies a consistent investment philosophy based on the belief that superior performance is achieved by identifying three specific attributes:
1) value identification, 2) downside protection, and 3) risk diversification.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

INFLATION PROTECTION FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

        Lehman Brothers     Morningstar Long
         U.S. Treasury    Government Category     Inflation Protection Fund,
          TIPS Index            Average                Institutional
12/29/04    10                  10                         10
10/05       10.158              10.147                     10.149
10/06       10.461              10.524                     10.43

The graph shows the Fund's and the Index's performance from the Fund's inception date, 12/29/2004. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 12/31/2004.

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  Life of Fund
Advisors Preferred*     12/29/2004      2.19%   1.74%
Advisors Select*        12/29/2004      2.06%   1.55%
Advisors Signature*     12/29/2004      2.07%   1.50%
A                       6/28/2005       3.38%   2.55%
A**                     6/28/2005       -1.52%  -0.14%
J*                      12/29/2004      3.08%   2.42%
J***                    12/29/2004      2.10%   2.42%
Institutional*          12/29/2004      2.77%   2.32%
Preferred*              12/29/2004      2.55%   2.05%
Select*                 12/29/2004      2.35%   1.89%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The duration of the Portfolio was primarily neutral to slightly short the index during most of the period. Duration is a measure of a bond's price sensitivity to changes in interest rates. The Portfolio should have had a larger underweight to treasury inflation protection bonds, as they underperformed in a rising rate, slowing inflation environment. Performance was enhanced by our strategy of entering into reverse repurchase agreements/securities lending for over 30% of the fund. Reverse repurchase agreements are a borrowing, simultaneously selling a security with an agreement to repurchase at a later date at a specified price. Proceeds from the reverse repurchase agreements were invested in collateralized mortgage obligations (CMOs), asset backed securities (ABS), and short dated high yield securities, enhancing performance. The Fund continued to earn the return on the Treasury inflation protected securities (TIPS) that were reverse repurchased plus the incremental yield of the segregated assets.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

INTERNATIONAL EMERGING MARKETS FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                               Morningstar
        MSCI Emerging     Diversified Emerging        International
        Markets Free         Markets Category     Emerging Markets Fund,
        (EMF) Index-ID           Average             Advisors Select
12/6/00      10                  10                     10
10/01        8.377               8.472                  8.155
10/02        9.084               6.867                  8.59
10/03        13.512              10.084                 12.752
10/04        16.133              11.994                 14.875
10/05        21.586              15.84                  20.364
10/06        29.232              21.337                 28.385

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       39.64%  28.57%  19.33%
Advisors Select*        12/6/2000       39.39%  28.33%  19.12%
Advisors Signature*     11/1/2004       39.14%  28.15%  18.94%
A                       6/28/2005       39.48%  28.36%  19.13%
A**                     6/28/2005       31.43%  26.84%  17.94%
B*                      6/28/2005       38.41%  27.42%  18.27%
B***                    6/28/2005       34.41%  27.26%  18.19%
J*                      3/1/2001        39.45%  28.07%  19.74%
J***                    3/1/2001        38.45%  28.07%  19.74%
Institutional*          3/1/2001        40.45%  29.29%  20.87%
Preferred*              12/6/2000       40.09%  28.98%  19.66%
Select*                 12/6/2000       40.03%  28.86%  19.58%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
International equity markets posted strong gains during the one-year period, driven by solid corporate earnings and a benign economic environment. In developed markets, small companies lagged larger companies for the first time in several years. Emerging markets continued their strong run, outperforming developed markets. After outperforming Europe last year, Japan trailed Europe by a significant margin this year. Japanese valuations had largely discounted the positive outlook for corporate earnings. The Basic Materials, Utilities and Financial sectors were the best performers, while Energy and Health Care lagged. The U.S. dollar weakened against most currencies.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong performance was primarily due to strong stock selection in Taiwan, Russia and Brazil. The Portfolio also performed well in Materials, Industrials and Information Technology. The top performing stocks were High Tech Computer Corporation, Lukoil and Hon Hai Precision Industry. Poor stock selection in Poland and Israel negatively contributed to performance. The stocks that detracted from performance were Aluminum Corp of China, JD Group and Taishin Financial Holding Company. Asia and Latin America outperformed relative to the Eastern Europe, Middle East, Africa region (EEMEA). This outperformance was based on strong increases in commodity prices, strong growth in China and South East Asia to some extent, and increasing liquidity reaching most emerging economies. Commodities provided substantial cash inflows to Russia, Brazil and Mexico. Other markets that performed particularly well included Indonesia, India and Venezuela. On the other hand, Hungary, Turkey and South Africa lagged because of a mix of political uncertainty and macroeconomic concerns, such as current account deficits and rising inflation which led to weaker currencies.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

INTERNATIONAL GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


          Citigroup BMI         Morningstar
           World ex-US       Foreign Large Growth   International Growth Fund,
           Growth Index       Category Average          Advisors Select
12/6/00         10                  10                           10
10/01           6.862               7.093                        7.433
10/02           5.935               6.09                         6.517
10/03           7.59                7.486                        8.171
10/04           8.968               8.425                        9.855
10/05           10.712              9.88                         12.197
10/06           13.601              12.446                       15.468


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       27.01%  16.80%  8.45%
Advisors Select*        12/6/2000       26.82%  15.78%  7.60%
Advisors Signature*     11/1/2004       26.63%  15.68%  7.49%
J*                      3/1/2001        26.78%  15.64%  9.57%
J**                     3/1/2001        25.78%  15.64%  9.57%
Institutional*          12/6/2000       27.80%  16.70%  8.44%
Preferred*              12/6/2000       27.41%  16.43%  8.16%
Select*                 12/6/2000       27.26%  16.29%  8.04%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
International equity markets posted strong gains during the one-year period, driven by solid corporate earnings and a benign economic environment. In developed markets, small companies lagged larger companies for the first time in several years. Emerging markets continued their strong run, outperforming developed markets. After outperforming Europe last year, Japan trailed Europe by a significant margin this year. Japanese valuations had largely discounted the positive outlook for corporate earnings. The Basic Materials, Utilities and Financials sectors were the best performers, while Energy and Health Care lagged. The U.S. dollar weakened against most currencies.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The most positive contribution to performance stemmed from stock selection within the Industrials and Financials sectors. Stock selection was most effective within the machinery, aerospace and defense, and construction and engineering industries. From a country perspective, stock selection was most effective in Japan, France and the United Kingdom. The largest positive contributors to the Portfolio's performance for the period included C&C Group, an Irish beverage producer that has re-invigorated its cider brand; Chemring Group, a U.K. manufacturer of decoy countermeasures that is experiencing strong demand; and Vallourec, a French producer of seamless steel pipes that continues to benefit from high oil prices. These stocks each met the stock selection requirements and generated strong performance. The Consumer Staples and Energy sectors detracted from performance. Stock selection was weakest in the food and staples, retailing, and technology hardware and equipment industries. From a country perspective, stock selection was weakest in Canada and Sweden.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                          Morningstar
        Russell 1000     Large Growth      LargeCap Growth Fund,
        Growth Index   Category Average      Advisors Select
12/6/00    10              10                    10
10/01      7.044           6.661                 6.859
10/02      5.662           6.453                 5.616
10/03      6.897           7.791                 6.423
10/04      7.13            8.036                 6.641
10/05      7.758           8.852                 7.714
10/06      8.599           9.653                 8.459

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date   1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       9.80%   5.18%^    -3.20%^
Advisors Select*        12/6/2000       9.66%   4.28%     -3.93%
Advisors Signature*     11/1/2004       9.52%   4.86%     -3.49%
A                       6/28/2005       9.73%   5.17%^^   -3.21%^^
A**                     6/28/2005       3.46%   3.94%     -4.17%
B*                      6/28/2005       8.77%   4.32%     -3.98%
B***                    6/28/2005       4.77%   3.98%     -4.15%
J*                      3/1/2001        9.54%   4.07%     -0.43%
J***                    3/1/2001        8.54%   4.07%     -0.43%
Institutional*          3/1/2001        10.57%  5.06%     0.49%
Preferred*              12/6/2000       10.32%  4.73%     -3.52%
Select*                 12/6/2000       10.03%  4.99%^^^  -3.32%^^^

*    The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering price.
***  Reflects a Contingent Deferred Sales Charge.
^ During 2003, the Fund processed a significant (relative to the class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
^^ During 2003, the Fund processed a significant (relative to the Advisors Preferred class) "As of" transaction that resulted in a gain to the remaining shareholders of the class. Had this gain not been recognized, the total return shown would have been lower.
^^^ During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.



SUB-ADVISOR:
Columbus Circle Investors


MARKET CONDITIONS:
The markets recovered in the third quarter after falling sharply in May on fears that interest rate hikes and high oil prices would slow the economy down or even send it into recession. While it is now clear that rising interest rates have caused the housing and auto markets to decline, the recent decline in oil prices have served to revive the consumer, making the recession scenario less likely.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Over the past 12 months, the Principal Investors Fund - Large Cap Growth Fund underperformed the Russell 1000 Growth Index. The Portfolio had strong performance from the Materials Sector, followed by Financials and Consumer Discretionary. The Financial sector was driven by strong fundamental execution by Goldman Sachs Group, which was the largest contributor to the Portfolio. In addition, positive results came from Morgan Stanley's restructuring. From the Health Care sector, Celgene was the largest contributor to the Portfolio's performance. Gilead Sciences, another health care stock, also contributed to the Portfolio's performance. In the Materials sector, Inco benefited from the economy's need for steel and drove the Portfolio's return in this sector. PepsiCo and CVS provided good attribution to the Consumer Staples sector. Portfolio performance was negatively impacted by investors' flight to quality as well as buying decisions based on economic fears rather than company specific performance. From mid-May and into later October, investors fled to mega-cap companies due to economic uncertainty. Large stable organizations, with plenty of liquidity, were safe havens for investors who wanted to stay invested. This investor reaction was the largest detractor from the Portfolio's relative performance. Against this backdrop, where economic fear drove individual stock performance, the Portfolio's fundamental approach to stock selection struggled to outperform. During the last 12 months, economic uncertainty and fear negatively impacted the Portfolio's return. Recently, the equity market has recovered despite fears related to renewed inflation, economic slow-down, a slumping housing market and reduced consumer spending. The market reacted positively to the large drop in energy prices and took a more confident view of the Federal Reserve's (Fed's) decision to pause in raising interest rates. This view served to revive the consumer and made the recession scenario less likely.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP S&P 500 INDEX FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                  Morningstar        LargeCap S&P 500
        Standard & Poor's         Large Blend           Index Fund,
         500 Stock Index        Category Average      Advisors Select
12/6/00     10                      10                    10
10/01       8.152                   8.099                 8.076
10/02       6.92                    8.296                 6.772
10/03       8.359                   9.905                 8.097
10/04       9.146                   10.687                8.766
10/05       9.943                   11.705                9.437
10/06       11.568                  13.432                10.891


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.45%   6.33%     1.22%
Advisors Select*        12/6/2000       15.41%   6.16%     1.06%
Advisors Signature*     11/1/2004       15.07%   5.99%     0.89%
A                       6/28/2005       15.54%   6.32%     1.20%
A**                     6/28/2005       13.84%   6.01%     0.94%
J*                      3/1/2001        15.48%   6.07%     2.49%
J***                    3/1/2001        14.48%   6.07%     2.49%
Institutional*          3/1/2001        16.22%   6.93%     3.34%
Preferred*              12/6/2000       15.89%   6.74%     1.59%
Select*                 12/6/2000       15.85%   6.55%     1.43%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio seeks investment performance that corresponds to the results of the S&P 500 Index. Within the Portfolio, the percentage exposure to securities is closely aligned to the stocks within the index. All 10 economic sectors in the index posted positive returns during the fiscal year with the Telecommunication Services and Materials sectors providing the highest returns. The Information Technology and Health Care sectors had the lowest positive returns during the period. The Portfolio continues to maintain exposures near the index with a goal of replicating index performance. The Portfolio maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio employs a passive investment approach.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

LARGECAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                          Morningstar
         Russell 1000    Large Value          LargeCap Value Fund,
          Value Index   Category Average         Advisors Select
12/6/00     10                10                         10
10/01       9.025             9.52                       8.674
10/02       8.121             9.272                      7.871
10/03       9.979             11.245                     9.42
10/04       11.521            12.61                      10.292
10/05       12.887            13.873                     11.392
10/06       15.653            16.363                     13.562


Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       19.39%  9.48%   5.98%
Advisors Select*        12/6/2000       19.05%  9.35%   5.86%
Advisors Signature*     11/1/2004       18.91%  9.14%   5.65%
A                       6/28/2005       19.53%  9.52%   6.01%
A**                     6/28/2005       12.67%  8.22%   4.96%
B*                      6/28/2005       18.18%  8.88%   5.41%
B***                    6/28/2005       14.18%  8.59%   5.28%
J*                      3/1/2001        19.11%  9.03%   5.92%
J***                    3/1/2001        18.11%  9.03%   5.92%
Institutional*          3/1/2001        19.99%  10.06%  6.89%
Preferred*              12/6/2000       19.69%  9.83%   6.33%
Select*                 12/6/2000       19.57%  9.63%   6.14%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in the Pharmaceutical industry, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 34.9%. Returns for the Materials and Health Care sectors closely followed, topping 23% during the period. Utilities stocks posted the weakest results for the period of 17.4%, underperforming the broad market.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Overall, stock selection drove the returns for the Fund over the last 12 months. The Fund had strong stock selection within the Telecommunication Services and Financial sectors. Stock selection strategies capture rising investor expectations and improving business fundamentals with attractive relative valuations. The Fund had poor stock selection in the Health Care and Industrials sectors during the period. The disciplined fund construction strategies match market, sector and industry exposures relative to the index to isolate superior stock selection as the major driver of fund performance.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                              Morningstar
              Russell        Mid-Cap Blend        MidCap Blend Fund,
           Midcap Index     Category Average       Advisors Select
12/6/00         10              10                      10
10/01           9.008           9.709                   8.824
10/02           8.286           9.327                   8.564
10/03           11.26           12.23                   10.754
10/04           12.961          13.662                  12.302
10/05           15.304          15.575                  13.974
10/06           17.968          17.985                  15.859


Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years    Life of Fund
Advisors Preferred*     12/6/2000       13.72%  12.68%      9.12%
Advisors Select*        12/6/2000       13.49%  12.44%      8.88%
Advisors Signature*     11/1/2004       13.30%  12.31%      8.77%
A                       6/28/2005       13.87%  12.74%      9.17%
A**                     6/28/2005       7.33%   11.41%      8.08%
B*                      6/28/2005       13.60%  12.57%      9.01%
B***                    6/28/2005       9.60%   12.32%      8.90%
J*                      3/1/2001        13.54%  12.34%      9.31%
J***                    3/1/2001        12.54%  12.34%      9.31%
Institutional*          3/1/2001        14.43%  13.40%      10.35%
Preferred*              12/6/2000       14.06%  12.98%      9.43%
Select*                 12/6/2000       13.80%  13.07%^     9.47%^

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.
^   During 2003, the Class experienced a significant redemption of shares.
Because the remaining shareholders held relatively small portions, the total return shown is greater than it would have been without the redemption.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
Returns in the mid-cap market were positive, with several sectors performing exceptionally well. The Telecommunication Services, Materials, Consumer Staples, and Financial sectors posted strong double-digit returns. The Energy sector was the weakest sector, rising only slightly as volatile oil and natural gas prices in the past five months limited returns. High quality companies underperformed lower quality cyclical and commodity companies over the past 12 months. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio underperformed in the Materials sector over the past year. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics. While their performance has been strong, the Portfolio has generally avoided these companies as they are extremely cyclical in nature, subject to swings in volatile commodity prices, and lacking in any sustainable competitive advantage. The Portfolio outperformed in the Information Technology sector over the past year, posting a gain of over 18% compared to a 14% gain in this sector in the index. The Portfolio benefited from owning Intuit Inc., which produces accounting and business management software as well as consumer and professional tax software. The company is best known for its Quickbooks and TurboTax products. Intuit was up over 53% in the past year due to solid operating results and market share gains. The strategy employed to manage the Portfolio remains the same.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) Sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, 4) attractive valuation.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                              Morningstar
        Russell Midcap       Mid-Cap Growth           MidCap Growth Fund,
         Growth Index       Category Average            Advisors Select
12/6/00       10                   10                           10
10/01         7.31                 7.415                        6.317
10/02         6.023                6.886                        4.381
10/03         8.391                9.012                        5.662
10/04         9.127                9.524                        5.8
10/05         10.577               10.866                       6.689
10/06         12.112               12.156                       7.102



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       6.43%   2.57%   -6.04%
Advisors Select*        12/6/2000       6.17%   2.36%   -6.25%
Advisors Signature*     11/1/2004       6.15%   2.24%   -6.35%
J*                      3/1/2001        6.22%   2.12%   -3.75%
J**                     3/1/2001        5.22%   2.12%   -3.75%
Institutional*          3/1/2001        7.05%   3.15%   -2.81%
Preferred*              12/6/2000       6.80%   2.90%   -5.78%
Select*                 12/6/2000       6.53%   2.72%   -5.92%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Columbus Circle Investors


MARKET CONDITIONS:
Returns in the mid-cap market were positive, with several sectors performing exceptionally well. The Telecommunication Services, Materials, Consumer Staples, and Financial sectors posted strong double-digit returns. The Energy sector was the weakest sector, rising only slightly as volatile oil and natural gas prices in the past five months limited returns. High quality companies underperformed lower quality cyclical and commodity companies over the past 12 months. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Despite a strong finish at the end of fiscal period, the Portfolio continued to suffer from the profit taking that ensued in mid-May and the rotation toward defensive sectors. Over the past 12 months, the Portfolio underperformed the Russell Mid-Cap Growth Index. There were several highlights within this difficult year. The cell tower plays in the Telecom Services sector were the biggest contributors to the Portfolio and added strong performance. American Tower Corp. and Crown Castle International were also top performers for the Portfolio. The Financial sector added relative performance from holdings CB Richard Ellis Group and T. Rowe Price Group. Despite economic anxiety, fundamental stock picking added strong contributors such as Akamai Technologies Inc., Celgene Corp, MasterCard Inc., VCA Antech Inc and Darden Restaurants. From a sector perspective, Information Technology, Consumer Discretionary and the Industrials sectors were the three largest detractors. Although the Portfolio was overweighted in Technology, stock selection in this sector had the largest negative impact on performance. Sandisk Corp, Level 3 Communications and Silicon Laboratories Inc. were the three worst performers and were main detractors from the Portfolio's performance for the 12-month period. Despite concerns regarding inflation and economic growth, the market has performed better recently as corporate profits have remained strong and the Federal Reserve (Fed) has stopped raising interest rates. The drop in oil prices, which was magnified by a collapse in gasoline refining spreads, has relieved inflation fears and helped the consumer. The Fed's transition from fighting inflation to a more neutral stance has allowed equity valuations to expand on corporate profits that have remained strong.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP S&P 400 INDEX FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar                 MidCap
        Standard & Poor's       Mid-Cap Blend           S&P 400 Index Fund,
         MidCap 400 Index      Category Average          Advisors Select
12/6/00         10                    10                        10
10/01           9.47                  9.709                     8.739
10/02           9.015                 9.327                     8.193
10/03           11.787                12.23                     10.594
10/04           13.088                13.662                    11.634
10/05           15.398                15.575                    13.542
10/06           16.882                17.985                    15.239


Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       12.68%  11.99%  8.18%
Advisors Select*        12/6/2000       12.53%  11.76%  7.99%
Advisors Signature*     11/1/2004       12.23%  11.63%  7.83%
J*                      3/1/2001        12.44%  11.55%  8.33%
J**                     3/1/2001        11.44%  11.55%  8.33%
Institutional*          3/1/2001        13.27%  12.57%  9.34%
Preferred*              12/6/2000       12.96%  12.31%  8.50%
Select*                 12/6/2000       12.87%  12.14%  8.36%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
Returns in the mid-cap market were positive, with several sectors performing exceptionally well. The Telecommunication Services, Materials, Consumer Staples, and Financial sectors posted strong double-digit returns. The Energy sector was the weakest sector, rising only slightly as volatile oil and natural gas prices in the past five months limited returns. High quality companies underperformed lower quality cyclical and commodity companies over the past 12 months. The sector was led by companies in the steel and chemical industry, with many rising over 60% on the back of a strong economy and favorable short-term supply and demand dynamics.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio seeks investment performance that corresponds to the results of the S&P 400 Index. Within the Portfolio, the percentage exposure to securities is closely aligned to the stocks within the index. All 10 economic sectors in the index posted positive returns during the fiscal year with the Telecommunication Services and Information Technology sectors providing the highest returns. The Health Care and Consumer Discretionary sectors had the lowest positive returns during the period. The Portfolio continues to maintain exposures near the index with a goal of replicating index performance. The Portfolio maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio employs a passive investment approach.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MIDCAP VALUE FUND

ROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                             Morningstar
        Russell Midcap      Mid-Cap Value       MidCap Value Fund,
        Value Index        Category Average      Advisors Select
12/6/00     10                  10                    10
10/01       9.993               10.228                9.316
10/02       9.695               8.354                 9.357
10/03       12.939              10.765                11.402
10/04       15.492              12.378                12.565
10/05       18.514              14.047                14.867
10/06       22.311              16.452                17.244


Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       16.08%  13.22%  10.78%
Advisors Select*        12/6/2000       15.99%  13.11%  10.67%
Advisors Signature*     11/1/2004       15.93%  12.87%  10.45%
J*                      3/1/2001        16.12%  12.88%  10.24%
J**                     3/1/2001        15.12%  12.88%  10.24%
Institutional*          3/1/2001        16.83%  14.38%^ 11.64%^
Preferred*              12/6/2000       16.51%  13.41%  11.02%
Select*                 12/6/2000       16.33%  13.22%  10.82%

* The share class does not collect a front-end sales charge. ** Reflects a Contingent Deferred Sales Charge. ^ During 2005, the Institutional Class experienced a significant redemption of shares. Because the remaining shareholders had relatively small positions, the returns shown are greater than they would have been without the redemption. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been expressed without the reimbursement.


SUB-ADVISORS:
Barrow, Hanley, Mewhinney & Strauss, Inc.
Principal Global Investors, LLC


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
During the past year, strong stock selection in the Consumer Staples and Information Technology sectors helped performance. The portfolio was hurt by a tilt toward companies showing strong momentum characteristics, the higher valuation (price/book) of the portfolio, and negative stock selection in the Financials sector.

The segment of the portfolio sub advised by Barrow Hanley slightly detracted from performance while Principal Global Investor's portion held back performance a little more.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal Global Investors is responsible for approximately 55% of the overall Portfolio assets. Their investment approach seeks to create a well diversified portfolio of mid-cap stocks that are not only attractively valued but have above-average growth characteristics. During the past twelve months, their emphasis on stocks showing strong momentum characteristics detracted from performance relative to the Russell Mid Value Index. Stock selection within the Energy sector was quite weak as well.

Barrow Hanley is responsible for approximately 45% of the overall Portfolio assets. They build a fairly concentrated portfolio of stocks that have factors such as low Price/Book, low Price/Earnings, and above-average dividend yield compared to the overall mid-cap market. Strong stock selection in the Consumer Staples sectors helped performance over the past year, but relative sector and industry weightings detracted from performance, as did weak stock selection in the Financials sector.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

MONEY MARKET FUND

SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The money fund industry average maturity over the course of fiscal year 2006 was in the 40-47 day range. During the latter part of the fiscal year, the industry average started to move higher as a hedge against future Federal Reserve (Fed) rate movements. The Principal Investors Fund - Money Market Fund strives to stay in line with the money fund industry average in both yield and maturity. The Fund focused on securities that mature in one to three months. Towards the end of the fiscal year, the fund started purchasing longer maturities as the industry average days to maturity extended. The fund managers continue to choose from a list of high quality investments that is actively monitored by our fixed-income analytical staff.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

PARTNERS GLOBAL EQUITY FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

                        Morningstar         Partners Global
        MSCI World      World Stock          Equity Fund,
        Index - ND    Category Average      Institutional
3/1/05    10              10                    10
10/05     10.28           10.359                10.25
10/06     12.472          12.535                12.237

The graph shows the Fund's and the Index's performance from the Fund's inception date, 3/1/2005. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 2/28/05.

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date     1 Year  Life of Fund
Advisors Preferred*     3/1/2005        18.78%     12.25%
Advisors Select*        3/1/2005        18.57%     12.27%
Advisors Signature*     3/1/2005        18.45%     11.94%
Institutional*          3/1/2005        19.39%     12.86%
Preferred*              3/1/2005        19.02%     12.52%
Select*                 3/1/2005        18.99%     12.44%

*    The share class does not collect a front-end sales charge.


SUB-ADVISOR:
J.P. Morgan Investment Management, Inc.


MARKET CONDITIONS:
Global equities rose robustly in dollar terms over the 12-month period, with international markets outperforming their U.S. counterpart. Corporate earnings have been impressive, with falling energy prices potentially easing the future operating burden on global businesses and helping to tame the threat of inflation. Despite a setback in the second quarter, emerging markets continued to outpace their developed counterparts for the period, posting an impressive return of 35%. Europe surprised to the upside this year, while Japan was slightly disappointing due to negative sentiment and concerns about the country's domestic recovery. More specifically, Japanese financials struggled on the back of economic uncertainty and the threat of a harsher regulatory environment. Elsewhere, recent strength in the U.K., driven by a recovery in economic activity and resurgence in housing, led to performance in line with the broader market. The utility and materials sectors were especially strong, fueled by European mergers-and-acquisitions (M&As) activity and anticipation of strong earnings. In contrast, energy was a notable laggard, as oil prices fell from their highs.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
From a regional perspective, stock selection in the U.K. and emerging markets contributed positively to the Portfolio, while Japan detracted from performance. Sector-wise, consumer discretionary and materials aided returns, while information technology and industrials negatively impacted performance. Nikko Cordial, a Japanese financial company, treaded water after an earlier rate rise in Japan, prompting growing concern about the pace of rate increases going forward. On the positive side, Office Depot, the world's second-largest office supply retailer, benefited from several carefully executed acquisitions in Europe and China. The company is focusing on implementing further expansion plans, in the U.S. and internationally, and cost-cutting strategies that should drive results.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS INTERNATIONAL FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


              MSCI EAFE              Morningstar                Partners
         (Europe, Australia      Foreign Large Blend       International Fund,
         Far East) Index - ND       Category Average          Institutional
12/29/03        10                        10                       10
10/04           10.783                    10.616                   10.89
10/05           12.734                    12.5                     12.886
10/06           16.238                    15.793                   16.265

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        25.45%  19.94%
Advisors Select*        6/1/2004        25.28%  19.75%
Advisors Signature*     11/1/2004       25.09%  17.70%
Institutional*          12/29/2003      26.22%  18.67%
Preferred*              6/1/2004        25.92%  20.29%
Select*                 6/1/2004        25.79%  20.20%

*   The share class does not collect a front-end sales charge.


SUB-ADVISOR:
Fidelity Management & Research Company


MARKET CONDITIONS:
International markets enjoyed solid gains for the 12-Month period ending October 31, 2006, despite correcting sharply in the spring amid rising interest rates and inflation concerns. For the period, the MSCI EAFE (net) benchmark returned roughly 27% due mainly to strong corporate earnings and easing inflation fears as the price of oil came down.

On a regional basis, Europe had the strongest gains, followed by the Pacific Basin excluding Japan and the United Kingdom, with Japan's gains trailing on a relative basis. European Utilities, Materials and Financials were the strongest sectors, appreciating on positive earnings news and increased merger activity.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
On a regional basis, the United Kingdom and the Pacific Basin excluding Japan both outperformed their benchmarks, Europe performed in line with its benchmark, while Japan underperformed. At the sector level, stock selection in Financials and Technology proved rewarding. The Portfolio's overweight positions in Euronext and Deutsche Boerse, both European financial exchanges and market makers, were top contributors. Share gains were driven by investors' expectations of consolidation within the industry and specifically the likelihood of a Euronext and Deutsche Boerse merger. Nintendo, Japan's leading electronic game software and hardware company, was a top contributor in the Technology sector. The overweight position was rewarded as Nintendo shares appreciated 85% over the year as earnings exceeded consensus estimates due largely to new product cycles and favorable expectations surrounding the company's upcoming game console, the Wii.

Consumer Discretionary, Utilities, and Materials holdings were the main detractors to performance. The Portfolio's underweight position in Endesa, a Spanish utility, hurt performance as the stock appreciated meaningfully on takeover rumors. In addition, an overweight position in Rakuten, a Japanese e-commerce company, detracted from performance as the online brokerage segment has weighed on growth prospects and profitability.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio uses a fundamentally driven process that focuses on stock selection while minimizing non-specific factors such as sector, size, country and regional risks. Accordingly, the Portfolio is not constructed with a conscious decision to emphasize a top-down theme or strategy other than to incorporate the best stock ideas from Fidelity's 100+ international equity analysts.

As a result of the bottom up stock selection process, as of October 31, 2006 there were minor overweights in the Energy and Technology sectors, and slight underweights in the Material and Utilities sectors. Energy continues to be a strong secular story with robust global demand and finite reserves, while Technology is positioned to benefit from stronger capital expenditures as corporations gain confidence to invest in software and technology equipment. Again, these minor sector over/under weights simply reflect their analysts' conviction in the stocks within these sectors.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS LARGECAP BLEND FUND

ROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


           Standard            Morningstar                  Partners
         & Poor's 500          Large Blend              LargeCap Blend Fund,
          Stock Index        Category Average             Advisors Select
12/6/00        10                   10                          10
10/01          8.152                8.099                       8.61
10/02          6.92                 8.296                       7.734
10/03          8.359                9.905                       8.886
10/04          9.146                10.687                      9.596
10/05          9.943                11.705                      10.392
10/06          11.568               13.432                      11.941

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.24%  6.93%   3.58%
Advisors Select*        12/6/2000       14.91%  6.76%   3.40%
Advisors Signature*     11/1/2004       14.74%  6.58%   3.23%
A                       6/28/2005       15.08%  6.80%   3.44%
A**                     6/28/2005       8.47%   5.53%   2.41%
B*                      6/28/2005       14.40%  6.03%   2.69%
B***                    6/28/2005       10.40%  5.71%   2.54%
J*                      3/1/2001        15.02%  6.64%   3.63%
J***                    3/1/2001        14.02%  6.64%   3.63%
Institutional*          12/6/2000       15.84%  7.51%   4.14%
Preferred*              12/6/2000       15.52%  7.25%   3.87%
Select*                 12/6/2000       15.46%  7.18%   3.81%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
T. Rowe Price Associates, Inc.


MARKET CONDITIONS:
The stock market rose sharply during the 12 months ended October 31, 2006, with the S&P 500 Index gaining more than 16%. Despite higher interest rates and record-high energy and commodity prices, stocks posted positive results thanks to a resilient U.S. economy, strong corporate profit growth, and increased merger and acquisition activity, particularly by private equity firms. The market's rally was broad-based, producing comparable returns across the capitalization spectrum. Value stocks outperformed growth-oriented issues by a wide margin, especially among large-cap stocks. Within the S&P 500, every sector posted double-digit gains during the period, led by telecommunication services and materials, while information technology and health care stocks lagged.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio's telecommunication services stocks produced the best absolute and relative returns for the one-year period. Wireless companies were the best performers, led by wireless tower operators American Tower Systems and Crown Castle International. Diversified telecom provider BellSouth also performed well thanks to its merger agreement with AT&T.

Stock selection also proved favorable in the most economically sensitive sectors of the portfolio--utilities, materials, and energy. Independent power producers and energy traders, such as TXU and Dynegy, were the best contributors in the utilities sector. Metals and mining stocks added value in the materials sector as commodity prices remained persistently high; steelmaker Nucor was the top relative performer. Among energy stocks, energy equipment and services companies were the best contributors, led by Schlumberger.

The most significant source of relative weakness was the financial sector, where stock selection among commercial banks and thrift and mortgage companies detracted the most from performance relative to the S&P 500. Overweights in several underperforming commercial banks, including Fifth Third Bancorp and First Horizon National, and a lack of exposure to several strong performers among mortgage-related stocks detracted the most from relative results.

The portfolio's consumer-oriented holdings also hampered relative results, especially among food and staples retailers like Wal-Mart and Costco Wholesale. A lack of exposure to several tobacco stocks that posted outsized gains, including UST and Reynolds American, also worked against the portfolio.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio's investment process involves an "enhanced index" strategy, in which the managers maintain sector weightings roughly equal to the index and attempt to outperform via superior security selection. Consequently, relative performance is impacted almost entirely by individual security selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP BLEND FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar          Partners LargeCap
        Standard & Poor's       Large Blend             Blend Fund I,
        500 Stock Index       Category Average        Advisors Select
12/6/00    10                    10                       10
10/01      8.152                 8.099                    7.74
10/02      6.92                  8.296                    6.204
10/03      8.359                 9.905                    7.356
10/04      9.146                 10.687                   7.987
10/05      9.943                 11.705                   8.705
10/06      11.568                13.432                   9.924

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       14.13%   5.28%   -0.27%
Advisors Select*        12/6/2000       14.00%   5.10%   -0.46%
Advisors Signature*     11/1/2004       13.78%   4.94%   -0.58%
A                       6/28/2005       13.97%   5.21%   -0.33%
A**                     6/28/2005       7.42%    3.98%   -1.32%
B*                      6/28/2005       12.87%   4.36%   -1.13%
B***                    6/28/2005       8.87%    4.02%   -1.30%
J*                      3/1/2001        14.01%   4.97%   1.31%
J***                    3/1/2001        13.01%   4.97%   1.31%
Institutional*          3/1/2001        14.67%   5.86%   2.17%
Preferred*              12/6/2000       14.54%   5.57%   0.04%
Select*                 12/6/2000       14.33%   5.43%   -0.12%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISORS:
Goldman Sachs Asset Management, L.P.
Wellington Management Company, LLP


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection was the primary contributor to performance over the past twelve months. Performance was especially strong in the Material, Industrial and Information Technology Sectors. Few elements detracted strongly from performance during the period. Sector weightings partially offset the strong stock selection.

The segment of the portfolio sub advised by Goldman Sachs helped performance while Wellington's portion of the portfolio held back performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Goldman Sachs is responsible for approximately 70% of the overall Portfolio assets. They manage this money in a disciplined style incorporating a large number of quantitative inputs and tools. Their goal is to build a diversified portfolio with relatively low risk levels but attractive characteristics. During the past twelve months their emphasis on stocks with strong price appreciation and below average price/book value ratios added to performance. Their overweight to the semiconductor and insurance detracted from performance.

Wellington is responsible for approximately 30% of the overall Portfolio assets. They manage this portion of the fund in a fundamental manner using Wellington's proprietary research and a four-person portfolio management team. Their investment process typically results in a focus on growth and the mega-cap segment of the market. Both of these characteristics hurt performance during this fiscal year. Their exposure to a limited number of non-US stocks made a significant contribution to their segment's returns.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                                         Morningstar        Partners
           Standard & Poor's      Russell 1000          Large Growth      LargeCap Growth Fund,
            500 Stock Index        Growth Index        Category Average    Advisors Select
12/30/02          10                    10                  10                   10
10/03             12.128                12.412              12.409               11.95
10/04             13.269                12.832              12.8                 11.689
10/05             14.425                13.962              14.1                 12.276
10/06             16.782                15.475              15.376               12.885

 Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     12/30/2002      5.11%   7.01%
Advisors Select*        12/30/2002      4.96%   6.84%
Advisors Signature*     11/1/2004       4.90%   6.70%
J*                      12/30/2002      4.98%   6.75%
J**                     12/30/2002      3.98%   6.75%
Institutional*          12/30/2002      5.83%   7.64%
Preferred*              12/30/2002      5.48%   7.39%
Select*                 12/30/2002      5.42%   7.28%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
American Century Investment Management, Inc.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") (prior to September 11, 2006)


MARKET CONDITIONS:
Examining the market environment over the past 12 months requires splitting the timeframe into two separate, distinctly different periods. From November 2005, through May 9, 2006, low quality stocks continued their multi-year run. Record profit margins at low quality companies combined with a historically low risk premium created a near-perfect environment for low quality stocks. For the same 8-month period (11/2005 - 05/2006), low quality stocks, as measured by GMO's low quality universe, returned 18.7%, while high quality stocks returned 5.7%. During the May 9th Federal Reserve meeting, new Fed chairman Bernanke, in addition to announcing another interest rate increase, indicated that inflation was a major concern and that further rate increases would likely be required. This announcement prompted a spike in volatility and was a key inflection point for the performance of high and low quality stocks. In an environment where safety instantly became a more prominent concern for investors, the respective performance of low and high quality stocks reversed. Since the Fed meeting, low quality stocks have returned -0.9% versus a +7.5% return for high quality stocks. As more time passes, the May 9th date looks increasingly like a key turning point for the performance of low quality stocks.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio's underperformance was due to both sector and stock selection. In terms of sector selection, the portfolio's overweight position in Financials, as well as underweight positions in Food & Beverage and Metals & Mining added to relative returns. Sectors detracting from relative performance included overweight positions in Retail Stores and Oil & Gas as well as an underweight in Transportation. Stock selection also detracted from relative returns. While the portfolio realized positive returns versus the benchmark from selections in Oil & Gas, Health Care, Utility, and Machinery, detractors, including selections among Technology, Retail Stores, and Financials, pushed relative returns negative. In terms of individual names, overweight positions in Merck and Pfizer and underweight positions in Yahoo and Medtronic contributed to relative returns. Individual detractors included overweight positions in UnitedHealth Group, Intel Corp., Qualcomm, and Home Depot.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
GMO uses fundamental investment principles and quantitative applications to provide broad exposure to the large capitalized growth sector of the US equity market. The investment process for the portfolio begins with a universe represented by the largest 1000 capitalized stocks in the US market. Stocks are compared and evaluated on a monthly basis using a combination of momentum and valuation investment components.

American Century invests in large companies that are showing improving results, on the belief that this strategy will be rewarded over long periods of time and provide relative out performance to shareholders.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
The Fund's Board of Directors decided to remove GMO as sub-advisor. American Century became the sub-advisor on September 11, 2006.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                            Morningstar                 Partners
        Russell 1000        Large Growth            LargeCap Growth Fund I,
         Growth Index       Category Average           Advisors Select
12/6/00     10                  10                          10
10/01       7.044               6.661                       7.829
10/02       5.662               6.453                       6.312
10/03       6.897               7.791                       7.218
10/04       7.13                8.036                       7.471
10/05       7.758               8.852                       8.3
10/06       8.599               9.653                       8.813

 Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       6.42%   2.88%   -2.67%
Advisors Select*        12/6/2000       6.18%   2.40%   -3.10%
Advisors Signature*     11/1/2004       6.02%   2.23%   -3.23%
A                       6/28/2005       6.12%   2.33%   -3.14%
A**                     6/28/2005       0.05%   1.11%   -4.12%
B*                      6/28/2005       5.24%   1.56%   -3.87%
B***                    6/28/2005       1.24%   1.18%   -4.03%
J*                      3/1/2001        6.09%   2.16%   -0.98%
J***                    3/1/2001        5.09%   2.16%   -0.98%
Institutional*          12/6/2000       6.86%   3.13%   -2.38%
Preferred*              12/6/2000       6.66%   2.93%   -2.61%
Select*                 12/6/2000       6.46%   2.74%   -2.77%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
T. Rowe Price Associates, Inc.


MARKET CONDITIONS:
The stock market rose sharply during the 12 months ended October 31, 2006, with the major stock indexes posting double-digit gains. Despite higher interest rates and record-high energy and commodity prices, stocks posted positive results thanks to a resilient U.S. economy, strong corporate profit growth, and increased merger and acquisition activity, particularly by private equity firms. Although the market's rally was broad-based, growth stocks lagged value shares by a wide margin--the Russell 1000 Growth Index returned about 11%, trailing the 21% return of the Russell 1000 Value Index. Within the Russell 1000 Growth Index, every sector gained ground during the period, led by utilities and telecommunication services, while information technology and health care lagged.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Consumer discretionary stocks were far and away the best relative performers in the portfolio for the one-year period. Four of the portfolio's top ten relative contributors were consumer discretionary stocks--retail chain Kohl's, gaming machine manufacturer International Game Technology, portable GPS device maker Garmin, and casino operator Wynn Resorts.

The portfolio's telecommunication services position consisted of one stock--wireless tower operator American Tower Systems--but it was a very strong performer and contributed positively to relative results.

Stock selection also proved favorable in the volatile energy sector. The portfolio's holdings were exclusively energy equipment and services companies, which are less tied to energy price fluctuations and more dependent on drilling activity. Equipment and services providers Schlumberger and Transocean Sedco provided strong returns as drilling activity increased sharply.

The most significant source of relative weakness was the portfolio's information technology holdings, which declined as a group while the information technology sector of the Russell 1000 Growth Index gained. Six of the ten biggest detractors from relative performance were information technology stocks. Internet search engine Yahoo!, semiconductor manufacturer Marvell Technology Group, and communications equipment manufacturer Juniper Networks were the weakest individual contributors.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio's investment process involves finding and holding large companies that offer solid earnings and cash-flow growth.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP GROWTH FUND II

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar               Partners
           Russell 1000         Large Growth          LargeCap Growth Fund II,
            Growth Index       Category Average          Advisors Select
12/6/00         10                   10                          10
10/01           7.044                6.661                       7.472
10/02           5.662                6.453                       6.167
10/03           6.897                7.791                       7.218
10/04           7.13                 8.036                       7.622
10/05           7.758                8.852                       8.108
10/06           8.599                9.653                       8.967

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       10.64%  3.86%   -2.67%
Advisors Select*        12/6/2000       10.60%  3.72%   -2.82%
Advisors Signature*     11/1/2004       10.41%  3.61%   -2.94%
A                       6/28/2005       10.61%  3.78%   -2.77%
A**                     6/28/2005       4.21%   2.56%   -3.74%
J*                      3/1/2001        10.56%  3.64%   0.54%
J***                    3/1/2001        9.56%   3.64%   0.54%
Institutional*          12/6/2000       11.30%  4.49%   -2.10%
Preferred*              12/6/2000       11.12%  4.21%   -2.37%
Select*                 12/6/2000       10.91%  4.09%   -2.47%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISORS:
American Century Investment Services, Inc.
BNY Investment Advisors


MARKET CONDITIONS:
Stocks produced solid returns for the 12 months ended October 31, 2006. Corporate earnings growth remained healthy, while energy prices retreated from record highs and the Federal Reserve ended its long-running campaign for higher interest rates, holding the fed funds rate target steady at 5.25% since June. Economic growth slowed to a more moderate, sustainable pace during the period, reflecting a slowdown in the housing market. Small-company stocks beat mid- and large-cap shares, and value stocks outpaced growth across all market capitalizations.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio's positions outperformed in all but two of the index's sectors--financial stocks, on the one hand, and utilities, on the other, a tiny segment of the index that performed well and to which the portfolio had no exposure. Positioning among information technology stocks was the leading source of the portfolio's outperformance. Stock selection in semiconductors contributed significantly. The Portfolio also benefited from good stock selection in industrials. The Portfolio was slightly overweight in this sector, as the industrial names in the portfolio were up 19% during the period, compared with 15% for those in the index. Stock selection also added value in the energy sector, whose performance was quite volatile quarter-to-quarter. In general, The Portfolio's managers avoided firms with exposure to the volatile North American natural gas market; instead, they favored service companies more closely tied to oil companies with well-financed capital expenditure budgets. As a result, the Portfolio's energy holdings were up 20%, compared with 8% for this segment of the index. The portfolio's performance would have been even better relative to its benchmark but for positioning among financials shares. Despite an overweight to this sector, which was among the best-performing segments of the market for the year, disappointing stock selection limited the Portfolio's relative return.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio continues to invest in large companies that are showing improving results, on the belief that this strategy will be rewarded over long periods of time and provide relative outperformance to shareholders.

BNY Investment Advisors (BNY) is a sub-advisor on a cash reserve account for this portfolio. The money is passively managed using Standard and Poor's 500 (S&P 500) futures that corresponds to the results of the S&P 500. This cash reserve is usually only a small portion of the portfolio and has little effect on the portfolio's performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
BNY was engaged as an additional sub-advisor on March 1, 2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                Morningstar                     Partners
         Russell 1000          Large Value                 LargeCap Value Fund,
         Value Index         Category Average                Advisors Select
12/6/00      10                      10                          10
10/01        9.025                   9.52                        9.711
10/02        8.121                   9.272                       8.744
10/03        9.979                   11.245                      10.667
10/04        11.521                  12.61                       11.918
10/05        12.887                  13.873                      12.9
10/06        15.653                  16.363                      15.515

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       20.49%  10.52%  9.19%
Advisors Select*        12/6/2000       20.27%  9.82%   8.60%
Advisors Signature*     11/1/2004       20.17%  9.66%   8.38%
A                       6/28/2005       20.40%  9.93%   8.64%
A**                     6/28/2005       13.51%  8.63%   7.55%
B*                      6/28/2005       19.67%  9.14%   7.86%
B***                    6/28/2005       15.67%  8.85%   7.74%
J*                      3/1/2001        20.37%  9.70%   7.85%
J***                    3/1/2001        19.37%  9.70%   7.85%
Institutional*          12/6/2000       21.18%  10.65%  9.36%
Preferred*              12/6/2000       20.91%  10.40%  9.13%
Select*                 12/6/2000       20.69%  10.22%  8.98%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.

SUB-ADVISORS:
AllianceBernstein, L.P.
BNY Investment Advisors


MARKET CONDITIONS:
Equity markets were strong during the one-year period ending October 31, 2006. Investor optimism was buoyed by the Federal Reserve's decision to pause its two-year-plus monetary-tightening campaign on evidence that inflation pressures are easing as US economic growth gradually cools. With the exception of housing-related stocks, which declined on the effects of higher interest rates on the U.S. housing sector, all sectors advanced in the double digits. Rail and consumer cyclical stocks, including retailers, led markets. For the period, the Russell 1000 Value Index rose 21.5%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection in the consumer growth sector, including our pharmaceutical and media holdings, helped performance. Merck benefited as investors reacted positively to the outcomes of several Vioxx-related lawsuits against the company. Additionally, Merck maintained market share upon the generic release of its anti-cholesterol drug, Zocor. Meanwhile, Comcast benefited from strength in its internet-based phone service rollout and subscription growth for high speed internet. The Portfolio's energy holdings were also very strong, including Occidental Petroleum and Marathon Oil.

Somewhat mitigating these gains were the Portfolio's positions in Intel, Owens Illinois and Sprint Nextel. Shares of Intel fell on investor concerns regarding a slowdown in PC sales and share gains by AMD. Sprint Nextel fell after announcing that revenue growth fell short of Wall Street's forecast as the phone company signed up fewer wireless customers than expected.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Within the US equity market, valuation differences between attractively priced and expensive stocks are unusually compressed, and the value opportunity remains below average. A central tenet of the Portfolio's strategy is to keep risks in the portfolio proportional to the value opportunity and the portfolio's tracking error remains low. The Portfolio's large, fundamental research effort continues to search for the attractive value opportunities that exist among individual stocks.

BNY Investment Advisors (BNY) is a sub-advisor on a cash reserve account for this portfolio. The money is passively managed using Standard and Poor's 500 (S&P 500) futures that corresponds to the results of the S&P 500. This cash reserve is usually only a small portion of the portfolio and has little effect on the portfolio's performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
BNY was engaged as an additional sub-advisor on March 1, 2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS LARGECAP VALUE FUND I

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                            Morningstar        Partners LargeCap
        Russell 1000        Large Value          Value Fund I,
        Value Index       Category Average       Institutional
6/1/04    10                  10                     10
10/04     10.567              10.333                 10.53
10/05     11.82               11.368                 11.845
10/06     14.357              13.408                 14.078


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date     1 Year  Life of Fund
Advisors Preferred*     6/1/2004        18.04%      14.53%
Advisors Select*        6/1/2004        17.78%      14.30%
Advisors Signature*     11/1/2004       17.78%      14.20%
Institutional*          6/1/2004        18.85%      15.20%
Preferred*              6/1/2004        18.42%      14.90%
Select*                 6/1/2004        18.32%      14.73%

*    The share class does not collect a front-end sales charge.



SUB-ADVISOR:
UBS Global Asset Management (Americas), Inc.


MARKET CONDITIONS:
The overall US equity market, as defined by the Russell 3000 Index, was up 16.4% for the 12 months ending October 31, 2006. Better than expected earnings has helped drive the strong performance recently. Value, as defined by the Russell 1000 Value Index, has outperformed growth, as defined by the Russell 1000 Growth Index, by 10.6% since the beginning of the year. All market-capitalization categories were positive for the year for growth and value.

Recently, the U.S. economy has slowed considerably, with third-quarter advance GDP growth of 1.6%, following 2.6% growth in the second quarter. The consensus forecast for 2006 real GDP growth is 3.4%, and medium-term expectations are in the 3% range. There have been signs of moderating economic activity among the more high-frequency indicators, particularly housing data and weekly labour-market measures. Inflation data remains relatively tame, although some short-term measures have ticked up recently, and unit labour costs have risen the last few quarters. The Fed's outlook remains "data-dependent," and fed funds futures indicate that market participants believe the Fed has finished tightening for this cycle. Also, longer-dated contracts have priced in up to 50 basis points of Fed easing during 2007. The federal budget deficit is shrinking slowly, but the current account deficit remains large, and the household savings rate low.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Industry selection as well as market and risk factors detracted from performance. Though this was offset by a positive contribution from security selection, the overall effect was negative.

From an industry perspective, underweights to Energy Reserves, Publishing, and Financial Services contributed positively to performance however these were offset by negative contributions from an overweight to Banks and Motor Vehicles and Parts as well as an underweight to Equity REITs.

On a stock selection basis, positions in Marathon Oil, DirecTV group, and Wells Fargo & Co all contributed to performance. Most recently, shares of Marathon Oil have climbed as OPEC tightened the oil supply.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The investment philosophy seeks to deliver superior results for clients through our globally integrated investment organization.
  * Intrinsic value is determined by the fundamentals that drive a security's future cash flow.
  * Discrepancies between market price and intrinsic value arise from market behavior and market structure providing opportunities to outperform.
  * A truly integrated global approach produces superior research.
  * Leading edge risk management and strong knowledge of clients are critical for superior portfolio construction.
  * Teams of investment specialists working together deliver consistent results. This philosophy has been tested and proven for 24+ years. While specific factors such as security selection, market selection, or factor exposures may affect performance over time, the management team will continue to seek superior results for the Fund throughout all market conditions.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS LARGECAP VALUE FUND II
GROWTH OF $10,000



GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                             Morningstar                 Partners
          Russell 1000        Large Value          LargeCap Value Fund II,
           Value Index      Category Average           Institutional
12/29/04        10                  10                      10
10/05           10.297              10.174                  10.14
10/06           12.507              11.999                  11.973

The graph shows the Fund's and the Index's performance from the Fund's inception date, 12/29/2004. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 12/31/2004.

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     12/29/2004      17.49%  9.70%
Advisors Select*        12/29/2004      17.10%  9.44%
Advisors Signature*     12/29/2004      17.08%  9.31%
Institutional*          12/29/2004      18.08%  10.29%
Preferred*              12/29/2004      17.79%  10.09%
Select*                 12/29/2004      17.58%  9.86%

*  The share class does not collect a front-end sales charge.



SUB-ADVISOR:
American Century Investment Management, Inc.


MARKET CONDITIONS:
The pause in the Federal Reserve's interest rate hikes and favorable interest rate and inflation outlooks by the end of the period helped elevate equity indices on an absolute basis. In relative terms, value stocks outperformed for the period. Amid mixed economic signals, investors rediscovered the kinds of companies we find appealing, gravitating toward investments in large, value-oriented companies with reliable earnings and a history of dividends.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio's stake in the financials sector, its largest sector position, made the biggest contribution to total return. Diversified financial services firms were the strongest performers, and all of our holdings in the industry finished among the top-contributing stocks. The energy sector was another source of strength on an absolute basis. The portfolio management team focused on diversified, multinational oil and gas companies and remained selective, holding only a handful of names. Holdings in the telecommunications services sector represented additional bright spots, particularly among diversified telecom firms. Finally, a stake in the health care sector performed well. The portfolio management team's patience was rewarded when long-time holdings in the pharmaceutical industry, some of which have struggled in the past, became solid performers.Unfortunately, the team made some decisions that caused the portfolio to trail the benchmark for the reporting period. The portfolio's position in the consumer discretionary sector detracted the most from relative performance. Elsewhere, stock selection in the industrials sector worked against us, particularly in the machinery industry.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio is designed for investors seeking long-term capital appreciation who can tolerate relatively moderate share price fluctuation compared with volatility from more aggressive, growth-oriented investments. The Portfolio can serve as a solid core holding in a diversified portfolio, with the capability to outperform growth-oriented investments when the value discipline is more in favor, as it was for much of the reporting period.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS MIDCAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar              Partners MidCap
           Russell Midcap      Mid-Cap Growth              Growth Fund,
            Growth Index       Category Average          Advisors Select
12/6/00         10                   10                         10
10/01           7.31                 7.415                      6.22
10/02           6.023                6.886                      4.985
10/03           8.391                9.012                      6.985
10/04           9.127                9.524                      7.16
10/05           10.577               10.866                     8.401
10/06           12.112               12.156                     9.126


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       8.87%   8.50%   -1.87%
Advisors Select*        12/6/2000       8.63%   7.97%   -2.28%
Advisors Signature*     11/1/2004       8.46%   8.16%   -2.18%
A                       6/28/2005       8.64%   8.31%   -2.04%
A**                     6/28/2005       2.34%   7.02%   -3.02%
B*                      6/28/2005       7.74%   7.49%   -2.78%
B***                    6/28/2005       3.74%   7.19%   -2.96%
J*                      3/1/2001        8.51%   7.81%   1.71%
J***                    3/1/2001        7.51%   7.81%   1.71%
Institutional*          3/1/2001        9.41%   8.82%   2.63%
Preferred*              12/6/2000       9.05%   8.62%   -1.75%
Select*                 12/6/2000       9.03%   8.40%   -1.92%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Turner Investment Partners, Inc.


MARKET CONDITIONS:
Throughout the period, the market had to contend with investor uncertainty about possible Federal Reserve actions on interest rates, an acceleration in the inflation rate, higher energy prices and the strength of the economy. Investors fretted that the Fed would ultimately either hike rates not enough, which could intensify inflationary trends, or hike rates too much, which could bring on a recession. After 17 consecutive rate increases since 2004, the Fed held the line in August, and again in September and October, keeping its short-term federal-funds rate at 5.25%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio management team continues to manage the portfolio to be sector neutral to the Russell Midcap Growth Index, leaving stock selection as the key source of excess return versus the benchmark. During the 12-month period the healthcare sector caused the greatest amount of underperformance versus the benchmark. Within this sector the portfolio had success with Shire PLC, Celgene PLC and Thermo Fisher Scientific Inc. However, results in this sector were in-part weighed down by Humana Inc. and Forest Laboratories Inc. The technology sector also weighed down relative results, as SanDisk Corp., Openwave Systems Inc., and Rackable Systems Inc. detracted from performance. The consumer staples sector posted the greatest absolute (+50%) and relative performance. Excess return in the sector was driven by a position in Hansen Natural Corp. The producer durables sector was also a positive contributor to the portfolio on both an absolute and relative basis. Standouts for the quarter included Joy Global Inc. and Varian Semiconductor Equipment Associates Inc.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The investment philosophy of the portfolio is that earnings expectations drive stock prices. The fund invests in a diversified portfolio of companies that the portfolio believes have strong earnings prospects. The portfolio employs a fully invested strategy, with sector weightings that approximate those of the Russell Midcap Growth Index.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS MIDCAP GROWTH FUND I

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                                Morningstar                 Partners
          Russell Midcap       Mid-Cap Growth          MidCap Growth Fund I,
           Growth Index        Category Average           Institutional
12/29/03        10                    10                        10
10/04           10.479                10.242                    10.18
10/05           12.144                11.685                    11.9
10/06           13.906                13.073                    13.562


 Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        13.38%  11.70%
Advisors Select*        6/1/2004        13.15%  11.49%
Advisors Signature*     11/1/2004       12.93%  10.35%
A                       6/28/2005       13.21%  10.52%
A**                     6/28/2005       6.73%   8.24%
Institutional*          12/29/2003      13.97%  11.32%
Preferred*              6/1/2004        13.65%  12.08%
Select*                 6/1/2004        13.52%  11.87%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.



SUB-ADVISOR:
Mellon Equity Associates, LLP


MARKET CONDITIONS:
Equity markets were volatile over the past year, rising through mid spring, then falling into mid summer, and then rebounding sharply into the fall. By the end of October, the Russell MidCap Growth Index had more than doubled from market lows experienced in 2002. The past year was also a time period where the Federal Reserve had increased the Federal Funds rate to 5.25%, finally taking a pause in August. This pause in rates may indicate that economic growth was slowing, and that the pressure on inflation from rising commodity prices was moderating - in fact - energy prices and many commodity prices fell during the second half of 2006. We also saw over the past year investors begin to favor larger capitalization issues. After many years of mid cap and small cap issues outperforming larger cap stocks, the S&P 500 Index modestly outperformed the Russell MidCap Growth Index for the year ending October 31, 2006. Over longer time periods, though, the mid cap growth sector of the equity market has provided very competitive returns relative to larger cap issues.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The portfolio benefited from strong stock selection among health care and information services stocks. Among the health care related holdings, the portfolio had exposure to two growing areas in the health care industry - managed care and laboratory/diagnostic services. Among the managed care holdings, Humana was a strong performer. Humana continues to benefit from a strong demand and pricing for its health care and medical related services. The portfolio also owned Laboratory Corporation of America Holdings, which also contributed positively to performance. This firm provides laboratory and diagnostic services, and has experienced strong business trends over the past few quarters. Among the portfolio's information services holdings, the portfolio did not own satellite radio issues such as Sirius Satellite Radio and XM Satellite Radio. Both of these companies are members of the performance benchmark, and both were down substantially in price over the past year. Thus not owning these companies had a positive impact upon relative performance. Both of these firms have yet to make a profit, and given the competitive nature of the satellite radio market, did not appear to be attractive investments. As for negative influences upon the portfolio, holdings among industrial based companies provided disappointing results. Within this sector, a construction-related holding such as NVR moved downward in price based upon a slowing in demand for new residential housing, while aggregate producer Florida Rock Industries was under pressure for the same reason - a broad based slowdown in construction. (Both of these issues have been sold.) This same slowdown in building also had a negative impact upon some portfolio holdings among construction and design engineering firms. A number of the holdings among trucking and freight companies also provided disappointing results.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio will retain its diverse economic sector approach to portfolio construction relative to the performance benchmark - what that implies is portfolio economic sector exposures that are roughly in line with the benchmark. The portfolio will also stay fully invested at all times, with cash balances at less than 5% and being held purely for transactional purposes. We will also continue to use our quantitatively based model to guide stock selections to companies that offer good growth prospects at a reasonable valuation, along with clear visibility for their future prospects - firms that should be successful in an ever changing economic environment. By following this approach, this will allow individual stock selection to continue to drive the portfolio's future performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS MIDCAP GROWTH FUND II

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES

                                Morningstar                  Partners
          Russell Midcap       Mid-Cap Growth          MidCap Growth Fund II,
           Growth Index       Category Average             Institutional
12/29/04        10                  10                          10
10/05           10.559              10.362                      10.8
10/06           12.091              11.593                      11.945


The graph shows the Fund's and the Index's performance from the Fund's inception date, 12/29/2004. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 12/31/2004.

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     12/29/2004      9.95%   9.24%
Advisors Select*        12/29/2004      9.67%   9.04%
Advisors Signature*     12/29/2004      9.59%   8.94%
Institutional*          12/29/2004      10.60%  10.15%
Preferred*              12/29/2004      10.29%  9.59%
Select*                 12/29/2004      10.12%  9.39%

*     The share class does not collect a front-end sales charge.


SUB-ADVISOR:
Fidelity Management & Research Company


MARKET CONDITIONS:
The Russell MidCap Growth index gained over 14% during the 12-Month period ending October 31, 2006. After an initial six months of market appreciation, the index, along with the overall equity market, fell sharply in mid-May. The decline was due to concerns over a potential slowdown in the U.S. economy, concerns over rising inflation, and concerns about the negative impact rising interest rates could have on a weak domestic housing market. However, the markets finished the year strong, recovering on an improved inflation outlook, a decline in crude oil prices, and the Federal Reserve's announcement that it would pause raising interest rates.

For the period, MidCap Growth stocks outperformed the broader growth market due largely to the former's higher concentration in Machinery and Semiconductor stocks. Growth stocks benefited from double-digit earnings growth in many areas of the market, and strong cash flows were used to buy back stock and acquire competitors. Additionally, following the pause in interest rate hikes by the Federal Reserve, many investors increased their exposure to riskier stocks which further helped to boost the performance of MidCap Growth stocks.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Consumer Discretionary and Information Technology sectors proved to be the largest detractors to performance. The Energy and Industrials sectors generated the largest contribution to return.

Stock selection within Consumer Discretionary companies hurt performance due to the Portfolio's overweight positions in Homebuilder and Homebuilder Supply Distribution stocks. After posting generally solid gains through much of 2005, Homebuilder stocks fell sharply in May of 2006 as the U.S. housing market slowed and inventories of unsold properties swelled. The uncertain interest rate environment, combined with a decline in activity among speculative investors, pushed home prices down and led to lower profits among Homebuilder companies. Within the Information Technology sector, holdings of Software stocks declined over the period as investors worried that a potential slowdown in the U.S. economy would reduce corporate IT spending and erode earnings among Software producers.

The Energy sector contributed positively, driven primarily by overweights in independent oil refiners, such as Holly and Frontier Oil. Earnings grew sharply during the 12-Month period for many independent oil refiners as a result of improved refining margins that were driven by higher crude oil prices. The Industrials sector was also a positive contributor, due largely to the holdings in the Machinery industry. Strong performance within heavy construction equipment and crane manufacturers resulted from a continued boom in non-residential construction, while mining-related equipment manufacturers benefited from high commodity prices and demand for raw materials.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio is constructed with a sector-neutral strategy and is comprised of stocks in the MidCap universe with faster, yet consistent, growth prospects that trade at attractive valuations. Risk management forms an important part of the investment process. The strategy seeks to generate alpha through stock selection by utilizing a combination of fundamental analysis and quantitative models.

For the 12-Month period ending October 31, 2006, holdings with initially high earnings growth projections underperformed after the market sell-off in May greatly reduced their growth prospects. Positions in oil refiners and homebuilders fell sharply after the housing market faltered and crude oil prices fell. Concurrently, stocks with high Price-to-Earnings valuations underperformed within the Index, so the Portfolio's bias to attractively valued stocks, therefore, contributed to performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS MIDCAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar             Partners
        Russell MidCap         MidCap Value          MidCap Value Fund,
         Value Index         Category Average         Advisors Select
12/6/00       10                    10                     10
10/01         9.993                 10.228                 8.749
10/02         9.695                 8.354                  8.627
10/03         12.939                10.765                 11.036
10/04         15.492                12.378                 12.836
10/05         18.514                14.047                 14.799
10/06         22.311                16.452                 17.043


        Average Annual Total Returns
        as of October 31, 2006
        Class          Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.37%  14.76%  11.04%
Advisors Select*        12/6/2000       15.16%  14.27%  10.62%
Advisors Signature*     11/1/2004       15.02%  14.12%  10.47%
A                       6/28/2005       15.13%  14.26%  10.61%
A**                     6/28/2005       8.51%   12.90%  9.51%
B*                      6/28/2005       15.11%  13.59%  9.93%
B***                    6/28/2005       11.11%  13.35%  9.82%
J*                      3/1/2001        15.09%  14.10%  10.66%
J***                    3/1/2001        14.09%  14.10%  10.66%
Institutional*          12/6/2000       16.01%  15.12%  11.44%
Preferred*              12/6/2000       15.74%  14.83%  11.16%
Select*                 12/6/2000       15.57%  14.68%  11.02%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISORS:
Jacobs Levy Equity Management, Inc.
Neuberger Berman Management, Inc.


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
During the past year, stock selection within the Financial and Industrials sectors helped relative performance. However, quite a few factors detracted from relative performance. The two largest factors were an overweight to the energy sector and very weak stock selection within the Consumer Discretionary sector.

Jacobs Levy was added to the portfolio in June 2006 so most of the performance over the past year can be attributed to Neuberger Berman.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Neuberger Berman is responsible for approximately 45% of the overall Portfolio assets. They search the universe of mid-cap stocks for quality companies that they believe are inefficiently priced, either as the result of investor misperception or lack of interest in a particular industry group. During the past twelve months performance has been particularly hurt by stocks in the Consumer Discretionary sector, specifically homebuilders. These stocks have dropped in price considerably, but the portfolio manager has strong conviction in these holdings.

Jacobs Levy is responsible for approximately 55% of the overall Portfolio assets. They believe the market is permeated with inefficiencies that are substantial enough in number and effect to offer opportunities for profitable active investment. They use intensive statistical modeling of a wide range of stocks and a variety of proprietary factors to detect and exploit these opportunities. They use a quantitative approach to build a diversified portfolio of mid cap stocks. During their first four months on the portfolio, performance was hurt by relative sector and industry weightings compared to the Russell MidCap Value Index.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
The funds long-term record of strong performance has led to a significant increase in assets under management for the fund. As a result, Jacobs Levy was added as a second advisor to this fund on 6/30/2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS MIDCAP VALUE FUND I

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES



                               Morningstar               Partners
       Russell MidCap          MidCap Value           MidCap Value Fund I,
         Value Index          Category Average           Institutional
12/29/03      10                   10                        10
10/04         11.154               10.708                    11.46
10/05         13.33                12.152                    13.541
10/06         16.064               14.232                    15.767


 Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        15.84%  17.27%
Advisors Select*        6/1/2004        15.62%  17.06%
Advisors Signature*     11/1/2004       15.43%  16.38%
Institutional*          12/29/2003      16.44%  17.38%
Preferred*              6/1/2004        16.11%  17.61%
Select*                 6/1/2004        15.94%  17.43%

*  The share class does not collect a front-end sales charge.



SUB-ADVISORS:
Goldman Sachs Asset Management, L.P.
Los Angeles Capital Management and Equity Research, Inc.


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
During the past year, strong stock selection in the Consumer Staples sector helped performance. However, the portfolio was hurt by poor stock selection in the Health Care sector, the higher valuation (P/V) of the portfolio, and relative sector and industry weightings compared to the Russell MidCap Value Index.

The Goldman Sachs segment of the portfolio detracted from performance while the LA Capital segment was fairly flat compared to the Russell Mid Value Index.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Goldman Sachs is responsible for approximately 80% of the overall Portfolio assets. They build their portfolio using in-depth fundamental research. They attempt to invest in good companies opportunistically when they are undervalued. The investment team of 14 investment professionals is organized by industry with portfolio managers and research analysts focusing on a particular area of expertise. During the past twelve months, stock selection in the Consumer Staples sector helped performance. However, stock selection in the Health Care sector detracted from performance, as well as holding stocks that are not in the Russell MidCap Value Index.

LA Capital is responsible for approximately 20% of the overall Portfolio assets. They use a quantitative approach to build a diversified portfolio if mid cap stocks. Their belief is that investor preferences for specific risk characteristics evolve with changing market conditions. Their Dynamic Alpha stock selection model calculates expected returns from a universe of mid capitalization securities. Stock selection in the Consumer Discretionary sector was strong, however it was offset by weak stock selection in the Financials sector over the past 12 months.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS SMALLCAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar             Partners
            S&P SmallCap        Small Blend           SmallCap Blend Fund,
              600 Index       Category Average         Advisors Select
12/30/02        10                   10                    10
10/03           10.559               13.464                13.54
10/04           12.33                15.283                15.651
10/05           14.214               17.38                 17.488
10/06           15.027               20.224                18.953



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     12/30/2002      8.52%   18.37%
Advisors Select*        12/30/2002      8.38%   18.14%
Advisors Signature*     11/1/2004       8.20%   17.99%
Institutional*          12/30/2002      9.14%   19.02%
Preferred*              12/30/2002      8.90%   18.72%
Select*                 12/30/2002      8.74%   18.58%

*      The share class does not collect a front-end sales charge.


SUB-ADVISOR:
Mellon Equity Associates, LLP


MARKET CONDITIONS:
Although small-cap stocks produced positive returns for the fiscal year ending October 31, 2006, the twelve-month period proved very challenging for active managers. The first half of the fiscal year witnessed continuing, yet moderating economic growth accompanied by rising energy prices and interest rates. Through speculation in commodity stocks and a concurrent rally in low-quality, high beta stocks, the broad small-caps produced double-digit returns in the first quarter 2006. The second quarter gave back some of the earlier gains as economic data and earnings forecasts suggested growth was slowing more quickly than anticipated.

Strong headwinds created by economic uncertainty and lack of leadership increased small-cap volatility during the second half of the fiscal year. Other contributors to volatility included the Russell 2000 Index rebalancing and continued hedge fund activity in the small-cap space. Curiously, the distribution of returns was asymmetrical in the second half of the fiscal year with more small-cap names declining than advancing in several months. In addition, illiquid names and non-earnings stories drove small-cap indices during the second half. With benign economic activity, declining energy prices, and moderate earnings growth, the hope of a soft economic landing also helped rally equities in the second half of the fiscal year. The performance in October proved pivotal in keeping small-cap indices positive for the 2006 fiscal year.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Driving one-year performance was positive price momentum, attractive valuation, and upward earnings estimates revisions. Technology and Consumer Cyclicals contributed positive return to the portfolio with computer hardware and computer software both demonstrating good stock selection. The top performing stocks over the past twelve months include Frontier Oil Corp., H.B. Fuller, and Jack in the Box, Inc. The crude oil refiner Frontier Oil recorded record profits and continued to buyback shares as crude price differentials continued to be strong in 2006. H.B. Fuller, maker of adhesives and paints, exceeded estimates through the first nine months of 2006, citing improved operating margins. Jack in the Box, Inc., operator and franchiser of fast-food restaurants, reported solid third quarter results and raised guidance for 2007.

Conversely, Materials, Consumer Staples, and Financials detracted from portfolio performance. Mining metals, food and beverages, construction, and financial services contributed to the underperformance. The bottom performing stocks over the past twelve months include Corus Bankshares Inc., Building Materials Holding Corp., and First Advantage Corp. An inverted yield curve hurt net interest margins of regional banks including Corus Bankshares. Building Materials Holding Corp., provider of building materials to contractors, experienced the general sell-off to exposures in housing and construction. First Advantage Corp., a provider of information and record-keeping services, guided full-year 2006 guidance lower in July.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The portfolio seeks investment returns (consisting of capital appreciation and income), which are consistently superior to the benchmark. To pursue its goal, the portfolio is managed with an approach that involves the identification of those investor preferences that are rewarded in a given market environment. To capture market themes among equities, the portfolio uses a blend of fundamentally based attributes to identify good stocks. In addition, the portfolio is managed with a commitment to broad diversification across economic sectors. The portfolio is managed with the goal of controlling risk from sector exposures and emphasizing the value of stock selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                               Morningstar              Partners
          Russell 2000        Small Growth       SmallCap Growth Fund I,
          Growth Index       Category Average       Advisors Select
12/6/00         10                   10                  10
10/01           8.369                8.626               7.325
10/02           6.564                9.153               5.07
10/03           9.62                 12.858              6.974
10/04           10.152               13.47               7.585
10/05           11.26                15.062              8.316
10/06           13.182               17.046              9.168


Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years  Life of Fund
Advisors Preferred*     12/6/2000       10.51%  4.79%   -0.61%
Advisors Select*        12/6/2000       10.24%  4.59%   -0.79%
Advisors Signature*     11/1/2004       10.09%  4.45%   -0.95%
J*                      3/1/2001        10.10%  4.40%   1.21%
J**                     3/1/2001        9.10%   4.40%   1.21%
Institutional*          12/6/2000       11.18%  5.38%   -0.07%
Preferred*              12/6/2000       10.77%  5.21%   -0.23%
Select*                 12/6/2000       10.90%  4.98%   -0.41%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
AllianceBernstein, L.P.


MARKET CONDITIONS:
The broad US stock market turned in a solid showing over the 12-month period ending 10/31/2006, with the S&P 500 Stock Index rising 16.3%. Due to strong performance at the beginning of the period, small-cap growth stocks led the broader market with a return of 17.1%. The outperformance of value over growth continued for an unprecedented sixth year as small-cap value stocks rose 22.9%. The more value-oriented sectors in the Russell 2000 Growth Index led the advance, with industrials, finance and energy beating the benchmark. The larger sectors in growth, including technology, consumer and health care all trailed the benchmark.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Sector allocations were a negative contributor to performance, driven predominantly by the underweight to the strong performing industrial sector while cash - albeit managed to transactional levels - weighed on the Portfolio in a rising market. Stock selection was a negative contributor with positive stock picking in consumer/commercial services and financial offset by poor selection in health care, industrials and technology. The top positive stock contributors during the year included NutriSystem, a marketer of shelf-stable dietary food; Core Laboratories, an oil service company; and Allegheny Technologies, a specialty metals producer. The largest negative contributors included US Concrete, a provider of ready-mix concrete and related services; IRIS International, a producer of in vitro diagnostic imaging software systems; and Digitas, an online advertising agency.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio is a diversified portfolio that seeks to generate its premium through superior stock selection -- a function of research insight and investment action. The Portfolio's management team employs a highly disciplined stock selection process that marries in-depth fundamental research conducted by four dedicated portfolio analyst/managers with quantitative analysis to identify high-quality, rapidly growing companies with earnings growth potential that appears likely to outpace market expectations.

The last 12 months have truly been a tale of two markets. During the first half, the type of characteristics that are emphasized in the US Small Cap Growth Portfolio--faster-than-average growth rates, positive earnings revisions and strong earnings momentum--all outperformed and relative returns for the Portfolio were exceptionally strong. However, over the second half, these characteristics have underperformed and relative performance has been negatively impacted. Offering some solace, the portfolio management team's fundamental research has continued to achieve a greater level of success at identifying companies that met or beat Wall Street consensus earnings expectations than the average company in the Russell 2000 Growth Index. Indicative of the challenging environment, these successful companies have underperformed over the second half of the year. Despite this seemingly "upside down" environment--in which companies experiencing positive earnings surprises and revisions have dramatically underperformed companies that have failed to meet earnings expectations or that have seen their earnings expectations reduced--the team's model has been successful over the long term. As such, the focus on companies positioned to deliver faster-than-expected earnings growth has been maintained.

CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
Wen-Tse Tseng joined the Alliance Small Cap Growth Team in the first quarter 2006 as a sector analyst-manager, responsible for health care research and investments. He replaced Mark Attalienti who left the firm in November of 2005. Wen-Tse has an extensive background in the health care sector with six years of investment experience and six years of field experience. Prior to joining AllianceBernstein, he was the health care-sector portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). In total, Wen-Tse spent four years with that investment team. Formerly, he was a senior healthcare analyst at JP Morgan Fleming Asset Management.

Wen-Tse's field experience in the health care industry includes six years as a research associate at Amgen Inc., and one year as an assistant scientist at Hoffmann-La Roche. He holds a B.S. degree from National Taiwan University, an M.S. degree in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School - University of Medicine and Dentistry of New Jersey, and an M.B.A. degree from Graziadio School of Business and Management at Pepperdine University.


NOTE: The above comments refer specifically to Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND II

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                             Morningstar                 Partners
         Russell 2000        Small Growth          SmallCap Growth Fund II,
         Growth Index       Category Average          Advisors Select
12/6/00        10                10                            10
10/01          8.369             8.626                         6.681
10/02          6.564             9.153                         6.06
10/03          9.62              12.858                        8.212
10/04          10.152            13.47                         8.41
10/05          11.26             15.062                        9.408
10/06          13.182            17.046                        10.572

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       12.52%  9.98%   -0.94%
Advisors Select*        12/6/2000       12.37%  9.61%   -1.25%
Advisors Signature*     11/1/2004       12.17%  9.63%   -1.29%
A                       6/28/2005       12.12%  9.54%   -1.37%
A**                     6/28/2005       5.67%   8.25%   -2.36%
B*                      6/28/2005       11.31%  8.73%   -2.10%
B***                    6/28/2005       7.31%   8.45%   -2.27%
J*                      3/1/2001        12.12%  9.46%   3.52%
J***                    3/1/2001        11.12%  9.46%   3.52%
Institutional*          12/6/2000       13.13%  10.57%  -0.44%
Preferred*              12/6/2000       12.93%  10.29%  -0.65%
Select*                 12/6/2000       12.81%  10.10%  -0.82%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISORS:
Emerald Advisers, Inc.
Essex Investment Management Company, LLC
UBS Global Asset Management (Americas), Inc.

MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Strong stock selection was the primary contributor to performance over the past twelve months. Performance was positive in the transportation sector but was offset by poor relative performance in the Materials and Real Estate sectors. A bet for momentum and against volatility detracted from performance.

The segment of the portfolio sub advised by Emerald helped performance for the past 12 months while portions sub-advised by UBS and Essex held back performance.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
UBS is responsible for approximately 44% of the overall Portfolio assets. A quantitative valuation model is used to identify a targeted buy list of stocks using three primary factors - earnings revisions, analyst diffusion ((up estimates - down estimates) / total estimates) and the 12 month stock price return. Each stock is ranked in quintiles, with the top quintile as the targeted buy list. More traditional in-depth fundamental analysis is applied to provide confirmation of the earnings growth story. Over the past twelve months industry bets in Energy, Health Care and Materials were the largest detractors from performance.

Emerald is responsible for approximately 41% of the overall Portfolio assets. Emerald is a small cap growth stock specialist that uses in-depth research to identify attractive small cap growth companies. During the past twelve months stock selection added the most to performance. Fundamental factors (price/earnings ratio, price/book ratio, volatility and momentum) all detracted from performance.

Essex is responsible for approximately 14% of the overall Portfolio assets. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro cap stocks in addition to small caps.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
The funds long-term record of strong performance has led to a significant increase in assets under management for the fund. As a result, Essex Investment Management was added as a third sub-advisor to this fund on 6/30/2006.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP GROWTH FUND III

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                          Morningstar       Partners SmallCap
        Russell 2500     Small Growth       Growth Fund III,
        Growth Index   Category Average      Institutional
6/1/04    10               10                    10
10/04     9.944            9.975                 9.62
10/05     11.319           11.154                10.99
11/06     13.08            12.623                13.311

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  Life of Fund
Advisors Preferred*     6/1/2004        20.44%    11.92%
Advisors Select*        6/1/2004        20.30%    11.74%
Advisors Signature*     11/1/2004       20.08%    11.57%
Institutional*          6/1/2004        21.12%    12.56%
Preferred*              6/1/2004        20.72%    12.24%
Select*                 6/1/2004        20.67%    12.14%

*    The share class does not collect a front-end sales charge.


SUB-ADVISOR:
Mazama Capital Management


MARKET CONDITIONS:
For the one year ending 10/31/06, performance for the benchmark Russell 2500 Growth Index was positive and the portfolio outperformed the benchmark by over 600 basis points on a gross of fee basis. Persistent strength in the business economy and attractive valuations helped growth stocks close 2005 with two quarters of out-performance, followed by a third consecutive quarter of out-performance in Q106. Yet the value bias in the stock market reemerged as oil and other commodity prices reached new highs during the second quarter and triggered a growth stock sell off, providing an environment for growth stocks to remain at historically attractive valuations relative to their value counterparts.

PRIMARY CONTRIBUTIONS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Technology and producer durables stocks within the portfolio contributed significantly over the period as the portfolio was rewarded for its bottom-up emphasis on consumer electronics, semiconductor, telecommunication, and technology production equipment manufacturers', which continue to perform well as the business technology upgrade cycle matures. Also for the one year ending 10/31/06 the portfolio was rewarded in the consumer sector and lower gas prices coupled with a strong and resilient job market should keep spending afloat this holiday season. As a result of the value bias over the last six years, a significant style shift among sectors represented in the Russell benchmarks has occurred, particularly in the past two years as dramatic increases in energy and raw material prices have led to a significant increase in non-traditional growth sectors, industry groups and companies within the Russell growth indexes. This increase and the portfolios underweight in the materials & processing and auto & transportation sectors helped detract from performance for the period.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Strong investment returns can be made by investing in a diversified portfolio of quality companies that have made recent investments in people, products, plant and/or services and are now positioned to outperform expectations. Using a proprietary Price Performance Model to identify and track the growth companies that represent the best opportunities in the market, the portfolio management team buys these quality, timely companies at a good valuation relative to their expected ROE and EPS growth rates. This enhances the opportunity for attractive gains and minimizes risk of downside price movements. Mazama's Price Performance Model guides investment decisions, including weighting, and has a significant impact on any over/under performance for the period.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PARTNERS SMALLCAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                          Morningstar            Partners
        Russell 2000      Small Value        SmallCap Value Fund,
         Value Index    Category Average       Advisors Select
3/1/01       10                  10                    10
10/01        9.134               9.996                 9.95
10/02        8.903               8.258                 9.608
10/03        12.49               11.362                13.236
10/04        14.737              13.247                14.955
10/05        16.659              15.062                17.011
10/06        20.474              17.569                19.187

 Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        12.98%  14.27%  12.40%
Advisors Select*        3/1/2001        12.79%  14.03%  12.18%
Advisors Signature*     11/1/2004       12.69%  13.89%  12.04%
J*                      3/1/2001        12.65%  13.84%  11.99%
J**                     3/1/2001        11.65%  13.84%  11.99%
Institutional*          3/1/2001        13.65%  14.89%  13.03%
Preferred*              3/1/2001        13.34%  14.65%  12.77%
Select*                 3/1/2001        13.13%  14.45%  12.58%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.



SUB-ADVISORS:
Ark Asset Management Co., Inc.
Los Angeles Capital Management and Equity Research, Inc.


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Over the twelve-month period, unfavorable stock selection in consumer discretionary, financials, and healthcare along with a higher Price/Book bias weighed on performance. An overweight to stocks above $2 billion in market capitalization also detracted from results.

Both sub-advisors underperformed during the period.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Ark Asset Management is responsible for approximately 65% of the overall Portfolio assets. Ark combines a systematic quantitative approach with traditional fundamental analysis to construct their portfolio. Over the recent one-year period, the up-in-market capitalization positioning and weak stock selection have been the primary performance detractors.

LA Capital (LA) is responsible for approximately 35% of the overall Portfolio assets. LA is a purely quantitative firm that includes a large variety of inputs into their model. Rather than emphasizing a fixed set of weights, LA's model emphasizes those factors that are currently being rewarded in the market. Over the recent one-year period, residual stock selection has been a detractor while the positive volatility bet was a positive influence.

CHANGES TOT HE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP VALUE FUND I

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                                Morningstar                 Partners
          Russell 2000          Small Value             SmallCap Value Fund I,
           Value Index        Category Average            Advisors Select
12/30/02        10                    10                        10
10/03           13.61                 13.295                    13.89
10/04           16.058                15.501                    16.462
10/05           18.152                17.625                    18.811
10/06           22.309                20.559                    22.082

Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     12/30/2002      17.62%  23.15%
Advisors Select*        12/30/2002      17.39%  22.94%
Advisors Signature*     11/1/2004       17.26%  22.81%
Institutional*          12/30/2002      18.31%  23.88%
Preferred*              12/30/2002      17.97%  23.55%
Select*                 12/30/2002      17.87%  23.41%

*      The share class does not collect a front-end sales charge.



SUB-ADVISORS:
J.P. Morgan Investment Management, Inc.
Mellon Equity Associates, LLP


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Over the past twelve months, poor stock selection was once again responsible for the majority of the Portfolio's underperformance. Specifically, weak selection in the information technology, financials, and healthcare sectors detracted from results. The Portfolio's positive momentum bias and emphasis on stocks with slightly higher price/book ratios also hindered performance. Offsetting these negatives was a favorable focus on securities with lower Price/Earnings ratios relative to the index.

Both sub-advisors underperformed during the period.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
JP Morgan is responsible for approximately 70% of the overall Portfolio assets. Their structured investment process incorporates fundamental analysis with momentum and valuation actors. Over the recent one-year period, weak stock selection in health care and information technology as well as a positive momentum bias and higher Price/Book tilt dampened returns.

Mellon Equity is responsible for approximately 30% of the overall Portfolio assets. They have a structured process that utilizes 18 quantitative models whose respective weightings are rotated over time. Over the one-year period, unfavorable stock selection across the broad sector range hampered results. Selection was particularly poor in industrials, information technology, and materials. An lower Price/Earnings bet helped to offset negative stock selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PARTNERS SMALLCAP VALUE FUND II

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                             Morningstar              Partners
        Russell 2000         Small Value        SmallCap Value Fund II,
        Value Index        Category Average          Institutional
6/1/04        10                10                      10
10/04         10.687            10.502                  10.35
10/05         12.081            11.941                  12.166
10/06         14.848            13.929                  14.673


Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        19.91%  16.54%
Advisors Select*        6/1/2004        19.72%  16.30%
Advisors Signature*     11/1/2004       19.67%  16.22%
Institutional*          6/1/2004        20.61%  17.20%
Preferred*              6/1/2004        20.34%  16.92%
Select*                 6/1/2004        20.22%  16.75%

*      The share class does not collect a front-end sales charge.



SUB-ADVISORS:
Dimensional Fund Advisors
Vaughan Nelson Investment Management, LP


MARKET CONDITIONS:
The presumed conclusion of the Federal Reserve's tightening campaign, declining energy and commodity prices and favorable corporate fundamentals propelled global equity markets to double digit gains for the twelve-month period ending 10/31/2006. After 17 consecutive rate increases, the Fed held short-term rates steady at its last three meetings. The Fed actions, combined with soft inflation data and signs of a cooling U.S. economy, led by significant weakening in the housing market, led many market participants to believe that not only was the Fed's tightening regime complete, but that their policy might start easing in 2007.

Due to strong performance early in the period, smaller-cap stocks outperformed larger-cap stocks while value outperformed growth across the capitalization spectrum.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Over the past twelve months, poor stock selection was once again responsible for the majority of the Portfolio's underperformance. Specifically, weak selection in the information technology, financials, and healthcare sectors detracted from results. The Portfolio's positive momentum bias and emphasis on stocks with slightly higher price/book ratios also mired performance. Offsetting these negatives was a favorable focus on securities with lower Price/Earnings ratios relative to the index.

Both sub-advisors underperformed during the period.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Dimensional Fund Advisors (DFA) is responsible for approximately 90% of the overall Portfolio assets. DFA manages a highly diverse portfolio focusing on the bottom quintile of market capitalization and, within that segment, on stocks that have a low price/book value from an accounting valuations perspective. Over the recent one-year period, the low price/book bias has been favorable while the lower market cap tilt has hampered results.

Vaughan Nelson (VN) is responsible for approximately 10% of the overall Portfolio assets and is currently receiving all new cash flows. VN's process focuses on identifying the economic value of a firm's equity through quantitative tools and then utilizing fundamental analysis to make final portfolio construction decisions. This process tends to steer VN towards stocks with higher traditional Price/Book ratios relative to the index. Over the recent twelve-month period, this higher Price/Book bias and lower volatility tilt detracted from returns while VN's stock selection contributed to performance.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PREFERRED SECURITIES FUND

GROWTH OF A $10,000 INVESTMENT
IN INSTITUTIONAL SHARES


                                  Morningstar               Preferred
        Lehman Brothers       Intermediate-Term Bond     Securities Fund,
        Aggregate Bond Index    Category Average          Institutional
5/1/02          10                       10                     10
10/02           10.59                    10.392                 10.3
                10.98                    10.867                 11.061
10/03           11.11                    11.025                 11.314
10/04           11.724                   11.571                 11.916
10/05           11.856                   11.67                  12.163
10/06           12.471                   12.217                 13


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  Life of Fund
Advisors Preferred*     6/1/2004        6.30%   5.18%
Advisors Select*        6/1/2004        6.12%   4.96%
Advisors Signature*     11/1/2004       5.87%   5.04%
A                       6/28/2005       6.44%   5.43%
A**                     6/28/2005       1.37%   4.29%
J*                      12/29/2003      5.95%   3.19%
J***                    12/29/2003      4.95%   3.19%
Institutional*          5/1/2002        6.88%   6.00%
Preferred*              6/1/2004        6.62%   5.50%
Select*                 6/1/2004        6.50%   5.37%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Spectrum Asset Management, Inc.


MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the fed funds target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio composition of 65% $25 par (retail) securities and 35% $1000 par (institutional) capital securities was the key enabler due to inherent differences between the two sectors. As both sectors are not strongly correlated, market inefficiencies were seized upon to provide additional performance. This was particularly important when investing inflows to the Portfolio throughout the year. The top holdings, Barclays 6.278% and Wachovia 7.25%, were strong performers mainly because of their long durations and tightening spreads. Over the year, the U.S. Treasury yield curve was largely unchanged in the long end but the short end increased in yield as the Federal Reserve (Fed) implemented a restrictive policy. The rise in short term rates caused high coupon callable securities to underperform, though their performance was still positive due to their high income. New security structures, referred to as "enhanced," were developed that make preferred security issuance more attractive to the issuing company because of higher equity credit. This encouraged a mammoth year for new supply. Many of these newer securities were issued at attractive yields and fostered some of the highest returns in the portfolio. The National Association of Insurance Commissions (NAIC) caused some market indigestion in March when it classified some preferred securities as common equity. Insurance companies would have been encouraged to sell certain hybrid securities; however the issue was adequately resolved in September. This interim aberration created trading opportunities between the capital securities and $25 par sectors that boosted performance. The purchase of JP Morgan 6.95%, an enhanced structure, was offset by the sale of JP Morgan $25 par securities, providing a net yield pick up of 30 bp. The JP Morgan 6.95% subsequently tightened by 20 bp, helping to provide alpha from the switch.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's strategy emphasizes a rigorous credit approach with a primary emphasis on investment grade hybrid preferred securities offering superior risk-adjusted yield premiums.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Institutional shares of the Fund.

PRINCIPAL LIFETIME 2010 FUND

ROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        40% S&P 500/60%                                                Morningstar     Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers     Conservative       Target          Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation       2000-2014           2010 Fund,
            Index                Index                Index         Category Average Category Average      Advisors Select
3/1/01      10                   10                   10                10               10                   10
10/01       9.893                8.612                10.794            9.843            9.896                9.82
10/02       9.649                7.311                11.43             9.57             9.585                 9.429
10/03       10.74                8.832                11.991            10.576           10.631               10.768
10/04       11.508               9.663                12.654            11.214           11.331               11.856
10/05       11.995               10.505               12.797            11.638           11.850               12.68
10/06       13.153               12.222               13.461            12.618           13.017               14.172

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        11.94%   7.81%     6.54%
Advisors Select*        3/1/2001        11.77%   7.61%     6.34%
Advisors Signature*     11/1/2004       11.58%   7.46%     6.20%
A                       6/28/2005       11.78%   7.27%     5.99%
A**                     6/28/2005       5.34%    6.01%     4.89%
J*                      6/15/2001       11.88%   7.61%     6.64%
J***                    6/15/2001       10.88%   7.61%     6.64%
Institutional*          3/1/2001        12.64%   8.43%     7.15%
Preferred*              3/1/2001        12.31%   8.14%     6.86%
Select*                 3/1/2001        12.12%   8.00%     6.72%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
Principal Global Investors, LLC

MARKET CONDITIONS:
The U.S. economy continued to grow modestly during the period, causing the Federal Reserve ("Fed") to raise short term interest rates another 1.5%. However, the Fed kept the feds fund target rate at a level of 5.25% during its most recent meetings, executing a pause in the rate hike cycle that began more than two years ago at a level of 1.0%. Reasons for the pause were expectations that cumulative effects of prior policy tightening along with moderating growth would moderate inflationary pressures. Gross domestic product (GDP), the broadest measure of the nation's economy slowed to a 1.6% annual rate during the most recent quarter compared to 2.6% and 5.6% during the previous two quarters. The slowing housing market became evident throughout the year by shrinking new and existing home sales as well as dropping homebuilder sales expectations. Furthermore, housing inventory is on the rise and median home prices decreased year over year for the first time in eleven years. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%. The path was not smooth, however, with most of the period experiencing a rise in rates, followed by aggressive buying of intermediate and long Treasuries as the Fed paused. Spread product outperformed treasuries during the period. Commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS) were the best performing sectors in the Lehman Brothers Aggregate Index, followed by investment grade corporate bonds, asset-backed securities (ABS), and U.S. agencies having excess performance of 0.99%, 0.96%, 0.76%, 0.62% and 0.49%, respectively. Below investment grade corporate bonds, which aren't included in Lehman Aggregate Index, outperformed like duration U.S. Treasuries with an excess return of 5.74%.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earnings announcements and inflationary pressures as a way to determine the next move in interest rates.

The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2020 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        50% S&P 500/50%                                               Morningstar      Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate         Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation       2015-2029          2020 Fund,
            Index                Index                Index         Category Average Category Average    Advisors Select
3/1/01      10                   10                   10                10               10                  10
10/01       9.674                8.612                10.794            9.314            9.332               9.68
10/02       9.232                7.311                11.43             8.552            8.613               9.157
10/03       10.424               8.832                11.991            9.909            10.014               10.642
10/04       11.21                9.663                12.654            10.641           10.855              11.713
10/05       11.769               10.505               12.797            11.452           11.714              12.811
10/06       13.035               12.222               13.461            12.821           13.355              14.64

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        14.52%    8.84%   7.16%
Advisors Select*        3/1/2001        14.28%    8.63%   6.96%
Advisors Signature*     11/1/2004       14.15%    8.51%   6.82%
A                       6/28/2005       14.34%    8.21%   6.51%
A**                     6/28/2005       7.76%     6.95%   5.41%
B*                      6/28/2005       13.57%    7.41%   5.72%
B***                    6/28/2005       9.57%     7.10%   5.58%
J*                      6/15/2001       14.55%    8.65%   7.35%
J***                    6/15/2001       13.55%    8.65%   7.35%
Institutional*          3/1/2001        15.23%    9.47%   7.76%
Preferred*              3/1/2001        14.91%    9.17%   7.48%
Select*                 3/1/2001        14.79%    9.03%   7.35%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2030 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        60% S&P 500/40%                                               Morningstar        Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate          Target         Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation          2030+             2030 Fund,
            Index                Index                Index         Category Average   Category Average   Advisors Select
3/1/01      10                   10                   10                10                 10                10
10/01       9.458                8.612                10.794            9.314              8.972             9.48
10/02       8.826                7.311                11.43             8.552              8.017             8.792
10/03       10.106               8.832                11.991            9.909              9.558             10.304
10/04       10.906               9.663                12.654            10.641             10.460            11.351
10/05       11.532               10.505               12.797            11.452             11.562            12.534
10/06       12.902               12.222               13.461            12.821             13.396            14.463

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class         Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        15.62%   9.04%    6.94%
Advisors Select*        3/1/2001        15.39%   8.81%    6.72%
Advisors Signature*     11/1/2004       15.21%   8.68%    6.60%
A                       6/28/2005       15.46%   8.38%    6.29%
A**                     6/28/2005       8.79%    7.11%    5.18%
B*                      6/28/2005       14.55%   7.56%    5.49%
B***                    6/28/2005       10.55%   7.26%    5.35%
J*                      6/15/2001       15.51%   8.76%    7.09%
J***                    6/15/2001       14.51%   8.76%    7.09%
Institutional*          3/1/2001        16.29%   9.64%    7.54%
Preferred*              3/1/2001        15.93%   9.35%    7.25%
Select*                 3/1/2001        15.75%   9.61%    7.45%

*    The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering price.
***  Reflects a Contingent Deferred Sales Charge.
^ During 2003, the Class experienced a significant redemption of shares. Because the remaining shareholders held relatively small positions, the total return shown is greater than it would have been without the redemption.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2040 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        70% S&P 500/30%                                               Morningstar       Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Moderate         Target       Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation         2030+             2040 Fund,
            Index                Index                Index         Category Average  Category Average   Advisors Select
3/1/01      10                  10                    10                10                10                10
10/01       9.245               8.612                 10.794            9.314             8.972             9.53
10/02       8.432               7.311                 11.43             8.552             8.017             8.697
10/03       9.788               8.832                 11.991            9.909             9.558             10.284
10/04       10.6                9.663                 12.654            10.641            10.460            11.318
10/05       11.288              10.505                12.797            11.452            11.562            12.592
10/06       12.574              12.222                13.461            12.821            13.396            14.571

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date     1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        15.91%   9.03%     7.04%
Advisors Select*        3/1/2001        15.72%   8.86%     6.87%
Advisors Signature*     11/1/2004       15.55%   8.67%     6.68%
A                       6/28/2005       15.93%   8.40%     6.40%
A**                     6/28/2005       9.29%    7.14%     5.30%
B*                      6/28/2005       15.03%   7.61%     5.62%
B***                    6/28/2005       11.03%   7.31%     5.48%
J*                      6/15/2001       15.89%   8.64%     7.13%
J***                    6/15/2001       14.89%   8.64%     7.13%
Institutional*          3/1/2001        16.60%   9.65%     7.65%
Preferred*              3/1/2001        16.27%   9.39%     7.38%
Select*                 3/1/2001        16.11%   9.21%     7.21%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.


SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates.

The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME 2050 FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        80% S&P 500/20%                                               Morningstar        Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers       Large             Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond        Blend              2030+             2050 Fund,
            Index                Index                Index         Category Average   Category Average   Advisors Select
3/1/01      10                   10                   10                10                 10                10
10/01       9.034                8.612                10.794            8.521              8.972             9.19
10/02       8.049                7.311                11.43             8.728              8.017             8.175
10/03       9.47                 8.832                11.991            10.421             9.558             9.773
10/04       10.292               9.663                12.654            11.243             10.460            10.749
10/05       11.037               10.505               12.797            12.314             11.562            12.058
10/06       12.594               12.222               13.461            14.131             13.396            14.026

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        16.50%  9.01%   6.33%
Advisors Select*        3/1/2001        16.32%  8.82%   6.15%
Advisors Signature*     11/1/2004       16.14%  8.67%   5.96%
A                       6/28/2005       16.30%  8.27%   5.56%
A**                     6/28/2005       9.58%   7.00%   4.46%
B*                      03/15/2006      15.86%  8.41%   5.71%
B***                    03/15/2006      11.86%  8.12%   5.58%
J*                      6/15/2001       16.37%  8.42%   6.21%
J***                    6/15/2001       15.37%  8.42%   6.21%
Institutional*          3/1/2001        17.13%  9.63%   6.90%
Preferred*              3/1/2001        16.87%  9.33%   6.65%
Select*                 3/1/2001        16.76%  9.22%   6.53%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
An overweighted position in equities was a positive as equities outperformed fixed income during the year. Small-cap equities and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equities also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period. The fixed income markets were up during the year as the Federal Reserve
(Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earning announcements and inflationary pressures as a way to determine the next move in interest rates. The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities. The Portfolio is maintaining an overweighted position in stocks vs. bonds, as improved fundamentals support the higher equity prices.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

        20% S&P 500/80%                                               Morningstar       Morningstar
        Lehman Brothers     Standard & Poor's     Lehman Brothers     Conservative        Target        Principal LifeTime
        Aggregate Bond        500 Stock           Aggregate Bond       Allocation        2000-2014       Strategic Income
            Index                Index                Index         Category Average  Category Average   Advisors Select
3/1/01      10                   10                   10                10                10                10
10/01       10.338               8.612                10.794            9.843             9.896             9.98
10/02       10.517               7.311                11.43             9.57              9.585             9.769
10/03       11.37                8.832                11.991            10.576            10.631            10.905
10/04       12.092               9.663                12.654            11.214            11.331            12.021
10/05       12.417               10.505               12.797            11.638            11.850            12.617
10/06       13.338               12.222               13.461            12.618            13.017            13.774

Note: Past performance is not predictive of future performance.

      Average Annual Total Returns
        as of October 31, 2006
        Class        Inception Date    1 Year  5 Years Life of Fund
Advisors Preferred*     3/1/2001        9.19%   6.79%     5.95%
Advisors Select*        3/1/2001        9.17%   6.66%     5.81%
Advisors Signature*     11/1/2004       8.91%   6.48%     5.64%
A                       6/28/2005       9.16%   6.26%     5.41%
A**                     6/28/2005       3.96%   5.24%     4.51%
B*                      03/15/2006      8.59%   6.20%     5.36%
B***                    03/15/2006      4.59%   5.88%     5.22%
J*                      6/15/2001       9.20%   6.53%     5.90%
J***                    6/15/2001       8.20%   6.53%     5.90%
Institutional*          3/1/2001        9.90%   7.42%     6.57%
Preferred*              3/1/2001        9.56%   7.16%     6.31%
Select*                 3/1/2001        9.46%   7.00%     6.15%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The equity market posted positive returns driven by continued economic strength, improving business fundamentals in capital markets, and merger and acquisition activity in the Telecommunication Services sector. Value stocks outperformed growth stocks, and large-cap stocks outperformed small caps. Telecommunication Services stocks led the performance over the last 12 months, as the sector rose 32.6%. Returns for the Materials and Financials sectors closely followed, returning 24.7% and 19.7%, respectively. Information Technology stocks posted the weakest results for the period of 10.0%, underperforming the broad market.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio continues to maintain a diversified position with investments in domestic equities, non-U.S. equities and domestic fixed income securities.
 However, the portfolio predominantly invests in fixed income funds. The fixed income markets were up during the year as the Federal Reserve (Fed) increased interest rates. As the economic advance became more stable, the Fed paused. The Fed is closely following corporate earnings announcements and inflationary pressures as a way to determine the next move in interest rates. In equities, small-cap and international equities were also positive contributors to returns during the year as they outperformed large-cap equities. Value equity also provided higher returns than growth equity exposure during the year. Security selection within asset classes had mixed results during the year, but was generally positive. The equity market continued to advance during the year ending in October as improved corporate earnings and overall economic advancement supported the equity markets. Investor confidence was mixed during the year, as inflationary pressures were a concern especially in terms of energy prices. Corporate earnings were generally positive with growth coming on top of positive returns in the prior year. International equity markets followed the lead of the domestic equity market during the period.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
Principal employs an asset allocation strategy for each LifeTime portfolio intending to give the portfolio broad exposure to domestic and foreign equity and fixed income markets. Each portfolio is managed towards a particular target date and the investment mix changes as the target date approaches. Long-term asset class returns and volatility assumptions are used in developing the portfolio's investment mix.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

REAL ESTATE SECURITIES FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES

                                 Morningstar             Real Estate
        Morgan Stanley      Specialty-Real Estate       Securities Fund,
         REIT Index           Category Average          Advisors Select
12/6/00       10                   10                           10
10/01         11.13                10.758                       10.039
10/02         11.875               8.76                         10.938
10/03         15.905               11.746                       14.589
10/04         20.597               15.148                       18.996
10/05         24.23                17.79                        22.719
10/06         33.382               24.111                       31.759

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       40.07%  26.30%  22.68%
Advisors Select*        12/6/2000       39.79%  25.90%  22.33%
Advisors Signature*     11/1/2004       39.62%  25.91%  22.30%
A                       6/28/2005       40.07%  26.15%  22.53%
A**                     6/28/2005       32.00%  24.65%  21.30%
B*                      6/28/2005       39.33%  25.30%  21.70%
B***                    6/28/2005       35.33%  25.14%  21.64%
J*                      3/1/2001        39.86%  25.77%  23.20%
J***                    3/1/2001        38.86%  25.77%  23.20%
Institutional*          3/1/2001        40.85%  26.96%  24.33%
Preferred*              12/6/2000       40.54%  26.53%  22.91%
Select*                 12/6/2000       40.32%  26.37%  22.78%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Real Estate Investors, LLC


MARKET CONDITIONS:
Real estate stocks once again bested all major U.S. equity indices, returning an impressive 37.8%. The Portfolio registered solid performance, outperforming the MSCI U.S. REIT Index. The combination of positive GDP growth, moderate employment growth and stable interest rates has created a favorable environment for commercial real estate. Occupancy levels and rental rates are increasing across all major property types, and investors are optimistic that further improvements will unfold throughout 2007. In addition, several mergers & acquisitions have been consummated -- primarily those involving the privatization of publicly traded REITs. Although the valuation gap has narrowed between public and private real estate pricing, REITs will continue to be attractive acquisition targets as private equity funds and advisors seek to invest the flood of capital earmarked for commercial real estate. These trends have served as a tailwind for higher REIT share prices.


PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio's outperformance was the result of both favorable stock selection and allocation among different property types. Among the more favorable contributions toward index relative performance came from security selection within office owners. Owners of office buildings located in New York City and Washington D.C. have delivered well above average results over the past year. Overweighting to three such companies has materially aided index relative performance: S.L. Green (+82.4%), Boston Properties (+59.1%) and Vornado (+53.9%). Security selection within the retail owners also materially improved index relative returns. An overweighting to shopping center owner Kimco Realty (+55.5%) was particularly advantageous for the portfolio. Avoidance of mall owner Mills Corp., which returned -64.6% amid significant financial problems, contributed dramatically to index relative results. The Portfolio was underweighted to owners of net lease and healthcare facilities, which significantly lagged the index. Leases in these facilities are typically long-term in nature, featuring low rental rate growth. Over the past year, investors have shown a preference for property sectors whose cash flow growth will be more closely aligned with the widespread improvement in real estate conditions.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's philosophy is that superior returns are achieved by investing in high-quality companies expected to experience favorable trends without overpaying for them. The Portfolio's strategy encompasses a bottom-up, fundamental research-based process that includes index relative portfolio construction with a quality bias.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SHORT-TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


        Lehman Brothers         Lehman Brothers             Morningstar
          Mutual Fund             Mutual Fund              Short-Term Bond      Short-Term Bond Fund,
     1-5 Gov't/Credit Index   1-3 Gov't/Credit Index      Category Average       Advisors Select
12/6/00       10                        10                      10                       10
10/01         11.129                    11.033                  10.97                    10.844
10/02         11.763                    11.575                  8.275                    11.247
10/03         12.241                    11.952                  8.512                    11.556
10/04         12.602                    12.215                  8.697                    11.695
10/05         12.639                    12.303                  8.765                    11.743
10/06         13.206                    12.842                  9.118                    12.194

       Note: Past performance is not predictive of future performance.


        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       3.99%   2.67%   3.91%
Advisors Select*        12/6/2000       3.84%   2.38%   3.61%
Advisors Signature*     11/1/2004       3.80%   2.38%   3.61%
A                       6/28/2005       4.29%   2.74%   3.98%
A**                     6/28/2005       2.74%   2.44%   3.72%
J*                      3/1/2001        3.86%   2.29%   3.07%
J***                    3/1/2001        2.86%   2.29%   3.07%
Institutional*          3/1/2001        4.61%   3.14%   3.94%
Preferred*              12/6/2000       4.35%   2.88%   4.13%
Select*                 12/6/2000       4.25%   2.63%   3.91%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
A continuation of reasonable U.S. economic growth and modest inflation concerns contributed to a slight rise in interest rates during the period. The change in rates was somewhat volatile, reflecting the market's changing expectations about economic growth, inflation and the Federal Reserve ("Fed") monetary policy. Once it became clear the economy would slow and inflation was reasonably contained the focus shifted to a Federal Reserve pause in raising the Fed funds rate. For the year, the Fed steadily withdrew its accommodative monetary policy by raising the Fed Funds target rate from 3.75% to 5.25%. This Fed intervention along with continued economic growth, contributed to a greater increase in short-term rates compared to long-term rates. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio's duration was in line to slightly shorter than that of the index over the period as interest rates rose, which benefited performance.

The Portfolio benefited from several out of index sector allocations including floating rate securities (primarily ABS and investment grade corporate bonds), CMBS and CMOs, as well as below investment grade corporate bonds, which were added during the fourth quarter of 2005. The Portfolio was underweighted versus the index to U.S. Treasuries, U.S. agencies and fixed-rate corporate bonds, which positively impacted performance, as these were the worst performing fixed income sectors during the one-year period. Agencies are securities issued by U.S. government agencies.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP BLEND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                           Morningstar
        Russell 2000       Small Blend           SmallCap Blend Fund,
           Index          Category Average        Advisors Select
12/6/00     10                  10                       10
10/01       9.729               10.399                   9.486
10/02       8.604               9.472                    8.743
10/03       12.334              13.056                   11.937
10/04       13.781              14.82                    12.921
10/05       15.446              16.853                   15.053
10/06       18.527              19.611                   17.285

Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       14.99%  12.92%  10.97%
Advisors Select*        12/6/2000       14.83%  12.75%  10.80%
Advisors Signature*     11/1/2004       14.69%  12.58%  10.64%
A                       6/28/2005       14.97%  12.82%  10.87%
A**                     6/28/2005       8.37%   11.50%  9.76%
B*                      6/28/2005       14.09%  11.99%  10.06%
B***                    6/28/2005       10.09%  11.74%  9.95%
J*                      3/1/2001        14.90%  12.63%  10.93%
J***                    3/1/2001        13.90%  12.63%  10.93%
Institutional*          3/1/2001        15.66%  13.57%  11.86%
Preferred*              12/6/2000       15.42%  13.30%  11.34%
Select*                 12/6/2000       15.77%  13.16%  11.21%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
While the small-cap market made nice gains over the last 12 months, most of the progress occurred from November through April. Beginning in early May the small-cap market gave up most of the year's gains but managed to recover most of those lost gains by the end of October. Concerns over higher inflation, rising energy prices and a slowdown in the housing market were important contributors to the market's mid-year decline. The subsequent reversal in energy prices helped fuel the market's recovery from that decline. The Materials sector was up 43% over past 12 months as this sector continued to benefit from strong worldwide demand for raw materials. The Health Care sector had the weakest one-year performance, posting returns of only 13%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Poor stock selection in Health Care, Financials and Information Technology resulted in the Portfolio's underperformance in these sectors. In particular, the Portfolio's underperformance in Health Care was most impacted by its holdings in Bausch & Lomb. Bausch & Lomb's ReNu with MoistureLoc, a contact lens care solution, was linked to a global outbreak of a serious eye infection. Furthermore, accounting irregularities at two minor foreign subsidiaries of Bausch & Lomb led to discoveries of additional accounting problems at other subsidiaries. Because of the deterioration in Bausch & Lomb's business fundamentals, the Portfolio sold its position in the company during the second quarter.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio's focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                              Morningstar
        Russell 2000         Small Growth       SmallCap Growth Fund,
        Growth Index       Category Average        Advisors Select
12/6/00       10                   10                   10
10/01         8.369                8.626                8.438
10/02         6.564                9.153                5.848
10/03         9.62                 12.858               8.836
10/04         10.152               13.47                9.127
10/05         11.26                15.062               10.034
10/06         13.182               17.046               11.421

Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       13.97%  6.42%   1.70%
Advisors Select*        12/6/2000       13.82%  6.24%   1.54%
Advisors Signature*     11/1/2004       13.58%  6.07%   1.37%
J*                      3/1/2001        13.69%  6.06%   1.61%
J**                     3/1/2001        12.69%  6.06%   1.61%
Institutional*          3/1/2001        14.60%  7.00%   2.50%
Preferred*              12/6/2000       14.35%  6.78%   2.00%
Select*                 12/6/2000       14.14%  6.69%   1.93%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The Small Cap market posted quite sizeable gains in this fiscal year, but it was a tale of two halves. The market rallied strongly in the first half of the year and then lost and recovered most of its gains in the second half, mostly following the substantial energy price fluctuations. The Russell 2000 Growth closed the fiscal year below its mid-year high. During this time period, growth stocks underperformed value stocks. This underperfomance was mainly confined to the summer down market, when growth stocks were penalized more than value stocks, as is typical in a decelerating economic environment.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
Health Care stocks accounted for the vast majority of the Portfolio's underperformance. Poor stock selection across several industries, but in particular in Biotechnology and Healthcare Equipment & Supplies, was responsible for the sector's disappointing results. The worst detractor to the portfolio's performance was IRIS International. IRIS designs and markets in vitro diagnostic equipment, as well as other small instruments for automating microscopic procedures performed in clinical laboratories. Earlier in the year, the company made a strategic but dilutive acquisition and the prospects for near-term hit to earnings caused significant selling. Notwithstanding its weak performance during the market downturn, the Industrials sector is still the top contributor to the Portfolio's annual return, exhibiting very strong stock selection across most industries. The Materials sector enjoyed a very strong year in the Russell 2000 Growth Index and an even better one in the Portfolio. Although a small portion of the overall portfolio, its contribution was second only to Industrials, with average returns north of 50%. Consumer Staples, another small portion of the Portfolio, is also worth mentioning for holding the top contributor to the Portfolio's annual performance, Hansen Natural Corporation. Hansen develops energy drinks and alternative beverages and was one of the Portfolio's top holdings in the first half of 2006. However, the Portfolio no longer holds Hansen due to its market capitalization.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio's focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP S&P 600 INDEX FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES



                                    Morningstar                SmallCap
          Standard & Poor's         Small Blend             S&P 600 Index Fund,
          SmallCap 600 Index      Category Average          Advisors Select
12/6/00           10                    10                      10
10/01             10.441                10.399                  9.249
10/02             10.046                9.472                   8.79
10/03             13.421                13.056                  11.65
10/04             15.672                14.82                   13.453
10/05             18.067                16.853                  15.351
10/06             20.168                19.611                  17.663

Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       15.26%  13.98%  11.55%
Advisors Select*        12/6/2000       15.06%  13.82%  11.37%
Advisors Signature*     11/1/2004       14.96%  13.64%  11.22%
J*                      3/1/2001        15.06%  13.53%  10.71%
J**                     3/1/2001        14.06%  13.53%  10.71%
Institutional*          3/1/2001        15.95%  14.62%  11.75%
Preferred*              12/6/2000       15.63%  14.34%  11.87%
Select*                 12/6/2000       15.51%  14.20%  11.75%

*       The share class does not collect a front-end sales charge.
**      Reflects a Contingent Deferred Sales Charge.

SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
While the small-cap market made nice gains over the last 12 months, most of the progress occurred from November through April. Beginning in early May the small-cap market gave up most of the year's gains but managed to recover most of those lost gains by the end of October. Concerns over higher inflation, rising energy prices and a slowdown in the housing market were important contributors to the market's mid-year decline. The subsequent reversal in energy prices helped fuel the market's recovery from that decline. The Materials sector was up 43% over past 12 months as this sector continued to benefit from strong worldwide demand for raw materials. The Health Care sector had the weakest one-year performance, posting returns of only 13%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio seeks investment performance that corresponds to the results of the S&P 600 Index. Within the Portfolio, the percentage exposure to securities is closely aligned to the stocks within the index. All 10 economic sectors in the index posted positive returns during the fiscal year with the Materials and Telecommunication Services sectors providing the highest returns. The Health Care and Information Technology sectors had the lowest positive returns during the period. The Portfolio continues to maintain exposures near the index with a goal of replicating index performance. The Portfolio maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio employs a passive investment approach.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

SMALLCAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


                           Morningstar
        Russell 2000       Small Value          SmallCap Value Fund,
         Value Index      Category Average         Advisors Select
12/6/00       10                10                      10
10/01         11.101            11.355                  9.824
10/02         10.82             9.38                    10.207
10/03         15.179            12.906                  14.261
10/04         17.91             15.047                  16.109
10/05         20.245            17.108                  18.817
10/06         24.881            19.956                  22.217

 Note: Past performance is not predictive of future performance.



        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     12/6/2000       18.30%  17.93%  15.93%
Advisors Select*        12/6/2000       18.07%  17.73%  15.73%
Advisors Signature*     11/1/2004       17.90%  17.56%  15.56%
A                       6/28/2005       18.03%  17.52%  15.52%
A**                     6/28/2005       11.23%  16.13%  14.37%
B*                      6/28/2005       17.18%  16.80%  14.79%
B***                    6/28/2005       13.18%  16.58%  14.70%
J*                      3/1/2001        18.12%  17.57%  15.13%
J***                    3/1/2001        17.12%  17.57%  15.13%
Institutional*          3/1/2001        18.99%  18.63%  16.16%
Preferred*              12/6/2000       18.64%  18.30%  16.27%
Select*                 12/6/2000       18.52%  18.15%  16.13%

*       The share class does not collect a front-end sales charge.
**      Reflects Maximum Offering price.
***     Reflects a Contingent Deferred Sales Charge.




SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
The fiscal year was characterized by uncertainty regarding the future course of the U.S. economy. Concerns over the impact of a slowdown in the residential real estate markets, along with general economic slowing in the wake of rising interest rates, kept investors on edge during the year. The small-cap market still managed to post relatively strong returns.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The Portfolio was driven by stock selection. Positive selection in Industrials and Basic Materials was offset by relative weakness in Financials, Health Care, and Information Technology. The Portfolio's holdings in the Industrial sector advanced by more than 40% during the fiscal year, with an emphasis on companies exposed to two end markets - non residential construction and aerospace and defense. These markets continue to be fundamentally the most attractive in the Industrial sector. The Portfolio's holdings in the Financial sector, which make up nearly one third of the overall Portfolio, lagged the index during the year. While banks traditionally come under pressure during a rising interest rate environment, it was the Portfolio's Insurance holdings that most negatively impacted performance. Two companies in particular, Scottish Re, a life insurer, and CRM Holdings, a provider of workers compensation insurance, stumbled dramatically during the year. Within Health Care, Symmetry Medical, a provider of orthopedic implants, was particularly weak. This market, which is expected to be driven by the aging population, continues to post growth below expectations. In Technology, Genesis Microchip, which produces semiconductor chips for LCD monitors and televisions, has failed to live up to expectations. The Portfolio continues to focus on high quality companies with improving fundamentals and attractive valuation. Proprietary research has shown that companies that exhibit these characteristics outperform over time.


EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The Portfolio focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Stock selection is the primary driver of relative performance and unintended portfolio risks are neutralized.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.

NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

ULTRA SHORT BOND FUND

GROWTH OF A $10,000 INVESTMENT
IN ADVISORS SELECT SHARES


          6 Month LIBOR         Morningstar
        (London Interbank      Ultra-Short Bond          Ultra Short Bond Fund,
        Offered Rate) Index     Category Average         Advisors Select
6/15/01         10                      10                      10
10/01           10.164                  10.349                  10.144
10/02           10.383                  10.607                  10.499
10/03           10.526                  10.799                  10.768
10/04           10.663                  10.946                  10.973
10/05           10.981                  11.182                  11.169
10/06           11.531                  11.675                  11.654


The graph shows the Fund's and the Index's performance from the Fund's inception date, 6/15/2001. Because Morningstar data is available only from month-end starting dates, we show performance of the Morningstar Category beginning on the nearest month-end date, 6/30/2001.

 Note: Past performance is not predictive of future performance.

        Average Annual Total Returns
        as of October 31, 2006
        Class           Inception Date  1 Year  5 Years Life of Fund
Advisors Preferred*     6/15/2001       4.73%   3.03%   3.10%
Advisors Select*        6/15/2001       4.34%   2.81%   2.88%
Advisors Signature*     11/1/2004       4.21%     -     2.92%
A                       6/15/2001       4.58%   3.06%   3.11%
A**                     6/15/2001       3.55%   2.85%   2.92%
J*                      6/15/2001       4.31%   2.71%   2.79%
J***                    6/15/2001       3.31%   2.71%   2.79%
Institutional*          6/15/2001       4.98%   3.72%   3.78%
Preferred*              6/15/2001       4.85%   3.31%   3.39%
Select*                 6/15/2001       4.73%   3.17%   3.24%

*       The share class does not collect a front-end sales charge.
**   Reflects Maximum Offering Price.
***     Reflects a Contingent Deferred Sales Charge.



SUB-ADVISOR:
Principal Global Investors, LLC


MARKET CONDITIONS:
A continuation of reasonable U.S. economic growth and modest inflation concerns contributed to a slight rise in interest rates during the period. The change in rates was somewhat volatile, reflecting the market's changing expectations about economic growth, inflation and the Federal Reserve ("Fed") monetary policy. Once it became clear the economy would slow and inflation was reasonably contained the focus shifted to a Federal Reserve pause in raising the Fed funds rate. For the year, the Fed steadily withdrew its accommodative monetary policy by raising the Fed Funds target rate from 3.75% to 5.25%. This Fed intervention along with continued economic growth, contributed to a greater increase in short-term rates compared to long-term rates. During the period, two-year U.S. Treasury rates rose from 4.37% to 4.69%, while 10-year U.S. Treasury rates increased from 4.55% to 4.60%.

PRIMARY CONTRIBUTORS AND DETRACTORS TO FUND PERFORMANCE DURING THE LAST 12
MONTHS:
The underperformance was due primarily to the Portfolio's weighting to relatively longer duration assets, mainly CMBS, investment-grade corporate bonds and adjustable-rate mortgage-backed securities, as interest rates generally rose over the last 12 months. Over the year, as short-term interest rates increased, the Portfolio benefited from a large allocation to floating-rate securities, primarily ABS, collateralized mortgage obligations (CMOs) and investment-grade corporate bonds. The Portfolio's duration was in line to slightly shorter than that of the index over the period, which benefited performance.

EFFECT OF INVESTMENT STRATEGIES AND TECHNIQUES ON FUND PERFORMANCE:
The Portfolio's investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the portfolio's process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield curve positioning and individual selection.


CHANGES TO THE FUND'S STRUCTURE OR THE MONEY MANAGER LINE-UP:
No material changes occurred in the portfolio structure.


NOTE: The above comments refer specifically to the Advisors Select shares of the Fund.

IMPORTANT NOTES


CITIGROUP WORLD EX-US BROAD MARKET (BMI) GROWTH INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with growth characteristics and an available free float market cap of US$100 million and above.


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


6 MONTH LIBOR (LONDON INTERBANK OFFERED RATE) INDEX is an average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS HIGH YIELD COMPOSITE BOND INDEX is an unmanaged index of all publicly issued fixed, dollar-denominated, SEC-registered corporate debt rated Ba1 or lower with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS 1-3 GOVERNMENT/CREDIT BOND INDEX represents a combination of the Government and Corporate Bond indices with maturities between one and three years.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR HIGH YIELD BOND CATEGORY consists of High-Yield bond funds which concentrate on lower-quality bonds. These funds generally offer high yields than other types of funds - but they are also more vulnerable to economic and credit risk.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR ULTRA-SHORT BOND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.


MORNINGSTAR WORLD STOCK CATEGORY AVERAGE invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe's smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL 2500 GROWTH INDEX is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Growth Index with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses (for all share classes except the Institutional Class). This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006), unless otherwise noted.

       Actual Expenses
       The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

       Hypothetical Example for Comparison Purposes
       The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                                                                   Expenses Paid
                                                                                              ------------------------
                                                    Beginning                                      During Period
                                             ------------------------         Ending          ------------------------
                                                  Account Value            Account Value           May 1, 2006 to       Annualized
                                                   May 1, 2006           October 31, 2006     October 31, 2006(  a)    Expense Ratio
Based On Actual Return
Bond & Mortgage Securities Fund
         Advisors Preferred                          $1,000.00                $1,043.44                 $5.61               1.09%
         Advisors Select                             1,000.00                 1,041.65                  6.59               1.28
         Advisors Signature                          1,000.00                 1,040.68                  7.25               1.41
         Class J                                     1,000.00                 1,041.57                  6.38               1.24
         Institutional                               1,000.00                 1,046.24                  2.68               0.52
         Preferred                                   1,000.00                 1,045.04                  4.07               0.79
         Select                                      1,000.00                 1,043.84                  4.69               0.91
Disciplined LargeCap Blend Fund
         Advisors Preferred                          1,000.00                 1,044.50                  5.98               1.16
         Advisors Select                             1,000.00                 1,043.99                  6.90               1.34
         Advisors Signature                          1,000.00                 1,043.11                  7.57               1.47
         Institutional                               1,000.00                 1,047.46                  3.04               0.59
         Preferred                                   1,000.00                 1,046.28                  4.38               0.85
         Select                                      1,000.00                 1,045.04                  5.00               0.97
Diversified International Fund
         Advisors Preferred                          1,000.00                 1,005.64                  7.38               1.46
         Advisors Select                             1,000.00                 1,005.67                  8.29               1.64
         Advisors Signature                          1,000.00                 1,004.94                  8.94               1.77
         Class J                                     1,000.00                 1,006.37                  7.94               1.57
         Institutional                               1,000.00                 1,009.14                  4.51               0.89
         Preferred                                   1,000.00                 1,007.73                  5.82               1.15
         Select                                      1,000.00                 1,007.67                  6.43               1.27
Government & High Quality Bond Fund
         Advisors Preferred                          1,000.00                 1,037.90                  5.50               1.07
         Advisors Select                             1,000.00                 1,035.96                  6.41               1.25
         Advisors Signature                          1,000.00                 1,035.08                  7.08               1.38
         Class J                                     1,000.00                 1,036.72                  6.57               1.28
         Institutional                               1,000.00                 1,040.69                  2.62               0.51
         Preferred                                   1,000.00                 1,039.41                  3.91               0.76
         Select                                      1,000.00                 1,038.80                  4.52               0.88
High Quality Intermediate-Term Bond Fund
         Advisors Preferred                          $1,000.00               $1,041.75                 $ 6.02               1.17%
         Advisors Select                             1,000.00                 1,040.86                  6.94               1.35
         Advisors Signature                          1,000.00                 1,041.47                  7.51               1.46
         Class J                                     1,000.00                 1,041.51                  6.95               1.35
         Institutional                               1,000.00                 1,045.24                  2.94               0.57
         Preferred                                   1,000.00                 1,043.60                  4.38               0.85
         Select                                      1,000.00                 1,042.72                  4.89               0.95
High Yield Fund
         Institutional                               1,000.00                 1,034.11                  3.33               0.65
Inflation Protection Fund
         Advisors Preferred                          1,000.00                 1,034.68                  9.69               1.89
         Advisors Select                             1,000.00                 1,034.92                  10.77              2.10
         Advisors Signature                          1,000.00                 1,034.20                  11.33              2.21
         Class J                                     1,000.00                 1,039.59                  5.91               1.15
         Institutional                               1,000.00                 1,038.65                  6.73               1.31
         Preferred                                   1,000.00                 1,037.36                  7.70               1.50
         Select                                      1,000.00                 1,035.67                  8.93               1.74
International Emerging Markets Fund
         Advisors Preferred                          1,000.00                  986.27                   9.46               1.89
         Advisors Select                             1,000.00                  985.39                   10.36              2.07
         Advisors Signature                          1,000.00                  984.29                   11.00              2.20
         Class J                                     1,000.00                  985.63                   10.16              2.03
         Institutional                               1,000.00                  988.79                   6.27               1.25
         Preferred                                   1,000.00                  987.98                   7.92               1.58
         Select                                      1,000.00                  987.16                   8.51               1.70
International Growth Fund
         Advisors Preferred                          1,000.00                 1,005.92                  7.89               1.56
         Advisors Select                             1,000.00                 1,005.44                  8.80               1.74
         Advisors Signature                          1,000.00                 1,004.57                  9.45               1.87
         Class J                                     1,000.00                 1,005.41                  8.54               1.69
         Institutional                               1,000.00                 1,009.10                  5.01               0.99
         Preferred                                   1,000.00                 1,007.65                  6.33               1.25
         Select                                      1,000.00                 1,007.67                  6.93               1.37
LargeCap Growth Fund
         Advisors Preferred                          1,000.00                 1,006.23                  5.61               1.11
         Advisors Select                             1,000.00                 1,005.21                  6.52               1.29
         Advisors Signature                          1,000.00                 1,003.91                  7.17               1.42
         Class J                                     1,000.00                 1,005.39                  6.82               1.35
         Institutional                               1,000.00                 1,009.02                  2.73               0.54
         Preferred                                   1,000.00                 1,007.64                  4.05               0.80
         Select                                      1,000.00                 1,007.55                  4.66               0.92
LargeCap S&P 500 Index Fund
         Advisors Preferred                          1,000.00                 1,056.81                  3.73               0.72
         Advisors Select                             1,000.00                 1,056.93                  4.67               0.90
         Advisors Signature                          1,000.00                 1,054.90                  5.33               1.03
         Class J                                     1,000.00                 1,057.42                  4.20               0.81
         Institutional                               1,000.00                 1,060.09                  0.78               0.15
         Preferred                                   1,000.00                 1,058.45                  2.13               0.41
         Select                                      1,000.00                 1,058.76                  2.75               0.53
LargeCap Value Fund
         Advisors Preferred                          1,000.00                 1,062.86                  5.25               1.01
         Advisors Select                             1,000.00                 1,061.94                  6.18               1.19
         Advisors Signature                          1,000.00                 1,061.12                  6.86               1.32
         Class J                                     1,000.00                 1,061.53                  6.24               1.20
         Institutional                               1,000.00                 1,066.61                  2.29               0.44
         Preferred                                   1,000.00                 1,064.94                  3.64               0.70
         Select                                      1,000.00                 1,063.62                  4.27               0.82
MidCap Blend Fund
         Advisors Preferred                          1,000.00                 1,039.24                  6.22               1.21
         Advisors Select                             1,000.00                 1,038.11                  7.14               1.39
         Advisors Signature                          1,000.00                 1,037.32                  7.81               1.52
         Class J                                     1,000.00                 1,038.46                  6.88               1.34
         Institutional                               1,000.00                 1,042.63                  3.30               0.64
         Preferred                                   1,000.00                 1,041.23                  4.63               0.90
         Select                                      1,000.00                 1,039.45                  5.24               1.02
MidCap Growth Fund
         Advisors Preferred                          $1,000.00                $ 910.19                 $ 5.87               1.22%
         Advisors Select                             1,000.00                  909.21                   6.74               1.40
         Advisors Signature                          1,000.00                  908.59                   7.36               1.53
         Class J                                     1,000.00                  909.35                   7.03               1.46
         Institutional                               1,000.00                  912.57                   3.13               0.65
         Preferred                                   1,000.00                  911.61                   4.38               0.91
         Select                                      1,000.00                  909.69                   4.96               1.03
MidCap S&P 400 Index Fund
         Advisors Preferred                          1,000.00                  981.32                   3.60               0.72
         Advisors Select                             1,000.00                  980.60                   4.49               0.90
         Advisors Signature                          1,000.00                  979.03                   5.14               1.03
         Class J                                     1,000.00                  979.48                   4.49               0.90
         Institutional                               1,000.00                  983.15                   0.75               0.15
         Preferred                                   1,000.00                  982.07                   2.05               0.41
         Select                                      1,000.00                  981.36                   2.65               0.53
MidCap Value Fund
         Advisors Preferred                          1,000.00                 1,047.58                  6.30               1.22
         Advisors Select                             1,000.00                 1,046.72                  7.22               1.40
         Advisors Signature                          1,000.00                 1,046.92                  7.89               1.53
         Class J                                     1,000.00                 1,047.23                  6.81               1.32
         Institutional                               1,000.00                 1,050.43                  3.36               0.65
         Preferred                                   1,000.00                 1,049.12                  4.70               0.91
         Select                                      1,000.00                 1,048.71                  5.32               1.03
Money Market Fund
         Advisors Preferred                          1,000.00                 1,021.87                  4.94               0.97
         Advisors Select                             1,000.00                 1,020.95                  5.86               1.15
         Advisors Signature                          1,000.00                 1,020.28                  6.52               1.28
         Class J                                     1,000.00                 1,021.03                  5.76               1.13
         Institutional                               1,000.00                 1,024.81                  2.04               0.40
         Preferred                                   1,000.00                 1,023.47                  3.37               0.66
         Select                                      1,000.00                 1,022.85                  3.98               0.78
Partners Global Equity Fund
         Advisors Preferred                          1,000.00                 1,010.00                  7.70               1.52
         Advisors Select                             1,000.00                 1,009.15                  8.61               1.70
         Advisors Signature                          1,000.00                 1,008.35                  9.26               1.83
         Institutional                               1,000.00                 1,012.49                  4.82               0.95
         Preferred                                   1,000.00                 1,009.99                  6.13               1.21
         Select                                      1,000.00                 1,010.83                  6.74               1.33
Partners International Fund
         Advisors Preferred                          1,000.00                 1,026.09                  8.48               1.66
         Advisors Select                             1,000.00                 1,025.45                  9.39               1.84
         Advisors Signature                          1,000.00                 1,024.72                  10.05              1.97
         Institutional                               1,000.00                 1,029.29                  5.58               1.09
         Preferred                                   1,000.00                 1,028.04                  6.90               1.35
         Select                                      1,000.00                 1,027.37                  7.51               1.47
Partners LargeCap Blend Fund
         Advisors Preferred                          1,000.00                 1,054.99                  6.79               1.31
         Advisors Select                             1,000.00                 1,054.36                  7.72               1.49
         Advisors Signature                          1,000.00                 1,052.92                  8.38               1.62
         Class J                                     1,000.00                 1,054.03                  7.30               1.41
         Institutional                               1,000.00                 1,057.35                  3.84               0.74
         Preferred                                   1,000.00                 1,056.69                  5.18               1.00
         Select                                      1,000.00                 1,056.59                  5.81               1.12
Partners LargeCap Blend Fund I
         Advisors Preferred                          1,000.00                 1,041.71                  5.25               1.02
         Advisors Select                             1,000.00                 1,039.60                  6.17               1.20
         Advisors Signature                          1,000.00                 1,039.78                  6.84               1.33
         Class J                                     1,000.00                 1,039.96                  5.81               1.13
         Institutional                               1,000.00                 1,042.90                  2.32               0.45
         Preferred                                   1,000.00                 1,042.62                  3.66               0.71
         Select                                      1,000.00                 1,041.67                  4.27               0.83
Partners LargeCap Growth Fund
         Advisors Preferred                          1,000.00                 1,014.14                  7.97               1.57
         Advisors Select                             1,000.00                 1,012.54                  8.88               1.75
         Advisors Signature                          1,000.00                 1,013.22                  9.54               1.88
         Class J                                     1,000.00                 1,013.43                  8.88               1.75
         Institutional                               1,000.00                 1,017.14                  5.08               1.00
         Preferred                                   1,000.00                 1,015.61                  6.40               1.26
         Select                                      1,000.00                 1,015.68                  7.01               1.38
Partners LargeCap Growth Fund I
         Advisors Preferred                          $1,000.00                $1,019.80                 $6.67               1.31%
         Advisors Select                             1,000.00                 1,019.06                  7.58               1.49
         Advisors Signature                          1,000.00                 1,017.33                  8.24               1.62
         Class J                                     1,000.00                 1,018.30                  7.89               1.55
         Institutional                               1,000.00                 1,022.00                  3.77               0.74
         Preferred                                   1,000.00                 1,020.96                  5.09               1.00
         Select                                      1,000.00                 1,019.93                  5.70               1.12
Partners LargeCap Growth Fund II
         Advisors Preferred                          1,000.00                 1,041.97                  8.03               1.56
         Advisors Select                             1,000.00                 1,041.11                  8.95               1.74
         Advisors Signature                          1,000.00                 1,041.13                  3.19               0.62
         Class J                                     1,000.00                 1,042.03                  9.01               1.75
         Institutional                               1,000.00                 1,044.13                  5.10               0.99
         Preferred                                   1,000.00                 1,043.63                  6.44               1.25
         Select                                      1,000.00                 1,042.65                  7.05               1.37
Partners LargeCap Value Fund
         Advisors Preferred                          1,000.00                 1,070.27                  6.99               1.34
         Advisors Select                             1,000.00                 1,069.54                  7.93               1.52
         Advisors Signature                          1,000.00                 1,069.16                  8.61               1.65
         Class J                                     1,000.00                 1,070.29                  7.62               1.46
         Institutional                               1,000.00                 1,073.59                  4.02               0.77
         Preferred                                   1,000.00                 1,072.26                  5.38               1.03
         Select                                      1,000.00                 1,071.87                  6.01               1.15
Partners LargeCap Value Fund I
         Advisors Preferred                          1,000.00                 1,058.91                  7.11               1.37
         Advisors Select                             1,000.00                 1,058.28                  8.04               1.55
         Advisors Signature                          1,000.00                 1,057.32                  8.71               1.68
         Institutional                               1,000.00                 1,062.50                  4.16               0.80
         Preferred                                   1,000.00                 1,060.28                  5.50               1.06
         Select                                      1,000.00                 1,059.60                  6.13               1.18
Partners LargeCap Value Fund II
         Advisors Preferred                          1,000.00                 1,073.66                  7.42               1.42
         Advisors Select                             1,000.00                 1,071.89                  8.36               1.60
         Advisors Signature                          1,000.00                 1,071.96                  9.03               1.73
         Institutional                               1,000.00                 1,076.29                  4.45               0.85
         Preferred                                   1,000.00                 1,075.37                  5.81               1.11
         Select                                      1,000.00                 1,074.59                  6.43               1.23
Partners MidCap Growth Fund
         Advisors Preferred                          1,000.00                  916.12                   7.58               1.57
         Advisors Select                             1,000.00                  914.98                   8.45               1.75
         Advisors Signature                          1,000.00                  915.20                   9.08               1.88
         Class J                                     1,000.00                  915.32                   8.54               1.77
         Institutional                               1,000.00                  918.35                   4.84               1.00
         Preferred                                   1,000.00                  917.53                   6.09               1.26
         Select                                      1,000.00                  916.75                   6.67               1.38
Partners MidCap Growth Fund I
         Advisors Preferred                          1,000.00                  983.63                   7.85               1.57
         Advisors Select                             1,000.00                  982.79                   8.75               1.75
         Advisors Signature                          1,000.00                  982.03                   9.39               1.88
         Institutional                               1,000.00                  986.89                   5.01               1.00
         Preferred                                   1,000.00                  984.53                   6.30               1.26
         Select                                      1,000.00                  984.46                   6.90               1.38
Partners MidCap Growth Fund II
         Advisors Preferred                          1,000.00                  933.12                   7.65               1.57
         Advisors Select                             1,000.00                  932.16                   8.52               1.75
         Advisors Signature                          1,000.00                  932.05                   9.16               1.88
         Institutional                               1,000.00                  936.27                   4.88               1.00
         Preferred                                   1,000.00                  934.97                   6.15               1.26
         Select                                      1,000.00                  934.02                   6.73               1.38
Partners MidCap Value Fund
         Advisors Preferred                          1,000.00                 1,021.35                  8.00               1.57
         Advisors Select                             1,000.00                 1,020.57                  8.91               1.75
         Advisors Signature                          1,000.00                 1,019.34                  9.57               1.88
         Class J                                     1,000.00                 1,019.44                  9.37               1.84
         Institutional                               1,000.00                 1,024.25                  5.10               1.00
         Preferred                                   1,000.00                 1,023.20                  6.43               1.26
         Select                                      1,000.00                 1,022.05                  7.03               1.38
Partners MidCap Value Fund I
         Advisors Preferred                          $1,000.00                $1,039.85                 $8.02               1.56%
         Advisors Select                             1,000.00                 1,038.49                  8.94               1.74
         Advisors Signature                          1,000.00                 1,038.46                  9.61               1.87
         Institutional                               1,000.00                 1,042.52                  5.10               0.99
         Preferred                                   1,000.00                 1,041.15                  6.43               1.25
         Select                                      1,000.00                 1,040.50                  7.05               1.37
Partners SmallCap Blend Fund
         Advisors Preferred                          1,000.00                  953.21                   7.73               1.57
         Advisors Select                             1,000.00                  951.74                   8.61               1.75
         Advisors Signature                          1,000.00                  951.23                   9.25               1.88
         Institutional                               1,000.00                  955.78                   4.93               1.00
         Preferred                                   1,000.00                  954.29                   6.21               1.26
         Select                                      1,000.00                  953.53                   6.80               1.38
Partners SmallCap Growth Fund I
         Advisors Preferred                          1,000.00                  898.06                   7.99               1.67
         Advisors Select                             1,000.00                  897.06                   8.85               1.85
         Advisors Signature                          1,000.00                  896.75                   9.47               1.98
         Class J                                     1,000.00                  896.45                   9.80               2.05
         Institutional                               1,000.00                  900.94                   5.27               1.10
         Preferred                                   1,000.00                  899.24                   6.51               1.36
         Select                                      1,000.00                  899.14                   7.08               1.48
Partners SmallCap Growth Fund II
         Advisors Preferred                          1,000.00                  938.07                   7.67               1.57
         Advisors Select                             1,000.00                  937.89                   8.55               1.75
         Advisors Signature                          1,000.00                  937.06                   9.18               1.88
         Class J                                     1,000.00                  936.35                   9.37               1.92
         Institutional                               1,000.00                  940.83                   4.89               1.00
         Preferred                                   1,000.00                  940.06                   6.16               1.26
         Select                                      1,000.00                  938.51                   6.74               1.38
Partners SmallCap Growth Fund III
         Advisors Preferred                          1,000.00                  978.18                   8.33               1.67
         Advisors Select                             1,000.00                  977.33                   9.22               1.85
         Advisors Signature                          1,000.00                  977.33                   9.87               1.98
         Institutional                               1,000.00                  981.50                   5.49               1.10
         Preferred                                   1,000.00                  979.09                   6.78               1.36
         Select                                      1,000.00                  979.80                   7.39               1.48
Partners SmallCap Value Fund
         Advisors Preferred                          1,000.00                  992.65                   7.89               1.57
         Advisors Select                             1,000.00                  991.99                   8.79               1.75
         Advisors Signature                          1,000.00                  991.10                   9.44               1.88
         Class J                                     1,000.00                  991.33                   9.44               1.88
         Institutional                               1,000.00                  995.61                   5.03               1.00
         Preferred                                   1,000.00                  994.44                   6.33               1.26
         Select                                      1,000.00                  992.72                   6.93               1.38
Partners SmallCap Value Fund I
         Advisors Preferred                          1,000.00                 1,004.84                  7.93               1.57
         Advisors Select                             1,000.00                 1,003.78                  8.84               1.75
         Advisors Signature                          1,000.00                 1,003.21                  9.49               1.88
         Institutional                               1,000.00                 1,007.43                  5.06               1.00
         Preferred                                   1,000.00                 1,006.39                  6.37               1.26
         Select                                      1,000.00                 1,005.87                  6.98               1.38
Partners SmallCap Value Fund II
         Advisors Preferred                          1,000.00                 1,008.78                  7.95               1.57
         Advisors Select                             1,000.00                 1,008.08                  8.86               1.75
         Advisors Signature                          1,000.00                 1,008.06                  9.52               1.88
         Institutional                               1,000.00                 1,011.58                  5.07               1.00
         Preferred                                   1,000.00                 1,010.91                  6.39               1.26
         Select                                      1,000.00                 1,010.21                  6.99               1.38
Preferred Securities Fund
         Advisors Preferred                          1,000.00                 1,062.63                  6.86               1.32
         Advisors Select                             1,000.00                 1,061.77                  7.74               1.49
         Advisors Signature                          1,000.00                 1,060.92                  8.47               1.63
         Class J                                     1,000.00                 1,061.64                  8.21               1.58
         Institutional                               1,000.00                 1,066.46                  3.91               0.75
         Preferred                                   1,000.00                 1,064.15                  5.25               1.01
         Select                                      1,000.00                 1,064.61                  5.93               1.14



Principal LifeTime 2010 Fund
         Advisors Preferred                          $1,000.00               $1,050.36                  $3.57               0.69%
         Advisors Select                             1,000.00                 1,049.68                  4.49               0.87
         Advisors Signature                          1,000.00                 1,048.64                  5.16               1.00
         Class J                                     1,000.00                 1,050.24                  3.51               0.68
         Institutional                               1,000.00                 1,053.17                  0.62               0.12
         Preferred                                   1,000.00                 1,051.79                  1.97               0.38
         Select                                      1,000.00                 1,051.08                  2.58               0.50
Principal LifeTime 2020 Fund
         Advisors Preferred                          1,000.00                 1,050.15                  3.57               0.69
         Advisors Select                             1,000.00                 1,049.54                  4.49               0.87
         Advisors Signature                          1,000.00                 1,048.50                  5.16               1.00
         Class J                                     1,000.00                 1,050.85                  3.52               0.68
         Institutional                               1,000.00                 1,053.72                  0.62               0.12
         Preferred                                   1,000.00                 1,052.35                  1.97               0.38
         Select                                      1,000.00                 1,051.66                  2.59               0.50
Principal LifeTime 2030 Fund
         Advisors Preferred                          1,000.00                 1,046.33                  3.56               0.69
         Advisors Select                             1,000.00                 1,045.74                  4.49               0.87
         Advisors Signature                          1,000.00                 1,044.86                  5.15               1.00
         Class J                                     1,000.00                 1,046.33                  3.66               0.71
         Institutional                               1,000.00                 1,049.31                  0.62               0.12
         Preferred                                   1,000.00                 1,047.80                  1.96               0.38
         Select                                      1,000.00                 1,046.93                  2.58               0.50
Principal LifeTime 2040 Fund
         Advisors Preferred                          1,000.00                 1,041.83                  3.55               0.69
         Advisors Select                             1,000.00                 1,041.10                  4.48               0.87
         Advisors Signature                          1,000.00                 1,040.24                  5.14               1.00
         Class J                                     1,000.00                 1,042.55                  3.86               0.75
         Institutional                               1,000.00                 1,045.35                  0.62               0.12
         Preferred                                   1,000.00                 1,043.94                  1.96               0.38
         Select                                      1,000.00                 1,043.35                  2.58               0.50
Principal LifeTime 2050 Fund
         Advisors Preferred                          1,000.00                 1,036.66                  3.54               0.69
         Advisors Select                             1,000.00                 1,035.94                  4.46               0.87
         Advisors Signature                          1,000.00                 1,035.07                  5.13               1.00
         Class J                                     1,000.00                 1,036.25                  3.85               0.75
         Institutional                               1,000.00                 1,039.60                  0.62               0.12
         Preferred                                   1,000.00                 1,038.10                  1.95               0.38
         Select                                      1,000.00                 1,038.16                  2.57               0.50
Principal LifeTime Strategic Income Fund
         Advisors Preferred                          1,000.00                 1,045.64                  3.56               0.69
         Advisors Select                             1,000.00                 1,044.78                  2.58               0.87
         Advisors Signature                          1,000.00                 1,044.67                  0.62               1.00
         Class J                                     1,000.00                 1,046.43                  5.16               0.71
         Institutional                               1,000.00                 1,049.46                  1.96               0.12
         Preferred                                   1,000.00                 1,047.89                  4.49               0.38
         Select                                      1,000.00                 1,047.22                  3.66               0.50
Real Estate Securities Fund
         Advisors Preferred                          1,000.00                 1,175.37                  7.68               1.40
         Advisors Select                             1,000.00                 1,174.36                  8.66               1.58
         Advisors Signature                          1,000.00                 1,173.58                  9.37               1.71
         Class J                                     1,000.00                 1,174.44                  8.28               1.51
         Institutional                               1,000.00                 1,178.46                  4.61               0.84
         Preferred                                   1,000.00                 1,176.99                  6.04               1.10
         Select                                      1,000.00                 1,176.44                  6.69               1.22
Short-Term Bond Fund
         Advisors Preferred                          1,000.00                 1,026.44                  5.87               1.15
         Advisors Select                             1,000.00                 1,025.78                  6.84               1.34
         Advisors Signature                          1,000.00                 1,026.06                  7.40               1.45
         Class J                                     1,000.00                 1,025.81                  6.89               1.35
         Institutional                               1,000.00                 1,029.53                  2.86               0.56
         Preferred                                   1,000.00                 1,029.27                  4.30               0.84
         Select                                      1,000.00                 1,028.87                  4.91               0.96
SmallCap Blend Fund
         Advisors Preferred                          1,000.00                  975.62                   6.57               1.32
         Advisors Select                             1,000.00                  974.30                   7.46               1.50
         Advisors Signature                          1,000.00                  973.85                   8.11               1.63
         Class J                                     1,000.00                  974.87                   7.17               1.44
         Institutional                               1,000.00                  978.14                   3.74               0.75
         Preferred                                   1,000.00                  977.16                   5.03               1.01
         Select                                      1,000.00                  975.91                   5.63               1.13
SmallCap Growth Fund
         Advisors Preferred                          $1,000.00                $ 949.95                 $ 6.49               1.32%
         Advisors Select                             1,000.00                  949.52                   7.37               1.50
         Advisors Signature                          1,000.00                  948.91                   8.01               1.63
         Class J                                     1,000.00                  949.27                   7.42               1.51
         Institutional                               1,000.00                  952.84                   3.69               0.75
         Preferred                                   1,000.00                  951.93                   4.97               1.01
         Select                                      1,000.00                  951.73                   5.56               1.13
SmallCap S&P 600 Index Fund
         Advisors Preferred                          1,000.00                  989.45                   3.61               0.72
         Advisors Select                             1,000.00                  988.32                   4.51               0.90
         Advisors Signature                          1,000.00                  988.19                   5.16               1.03
         Class J                                     1,000.00                  988.46                   4.41               0.88
         Institutional                               1,000.00                  992.52                   0.75               0.15
         Preferred                                   1,000.00                  991.09                   2.06               0.41
         Select                                      1,000.00                  990.55                   2.66               0.53
SmallCap Value Fund
         Advisors Preferred                          1,000.00                 1,015.31                  6.71               1.32
         Advisors Select                             1,000.00                 1,014.38                  7.62               1.50
         Advisors Signature                          1,000.00                 1,013.28                  8.27               1.63
         Class J                                     1,000.00                 1,014.12                  7.36               1.45
         Institutional                               1,000.00                 1,017.91                  3.81               0.75
         Preferred                                   1,000.00                 1,016.75                  5.13               1.01
         Select                                      1,000.00                 1,016.29                  5.74               1.13
Ultra Short Bond Fund
         Advisors Preferred                          1,000.00                 1,022.57                  4.95               0.97
         Advisors Select                             1,000.00                 1,022.73                  5.86               1.15
         Advisors Signature                          1,000.00                 1,022.10                  6.52               1.28
         Class J                                     1,000.00                 1,022.64                  5.96               1.17
         Institutional                               1,000.00                 1,026.40                  2.04               0.40
         Preferred                                   1,000.00                 1,025.25                  3.37               0.66
         Select                                      1,000.00                 1,024.65                  4.03               0.79

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006

                                                                                                   Expenses Paid
                                                                                              ------------------------
                                                    Beginning                                      During Period
                                             ------------------------         Ending          ------------------------
                                                  Account Value            Account Value           May 1, 2006 to       Annualized
                                                   May 1, 2006           October 31, 2006     October 31, 2006(  a)    Expense Ratio
Based On Assumed 5% Return
Bond & Mortgage Securities Fund

     Advisors Preferred                            $1,000.00                $1,019.71                  $5.55               1.09%
     Advisors Select                                 1,000.00                1,018.75                   6.51               1.28
     Advisors Signature                              1,000.00                1,018.10                   7.17               1.41
     Class J                                         1,000.00                1,018.95                   6.31               1.24
     Institutional                                   1,000.00                1,022.58                   2.65               0.52
     Preferred                                       1,000.00                1,021.22                   4.02               0.79
     Select                                          1,000.00                1,020.62                   4.63               0.91
Disciplined LargeCap Blend Fund
     Advisors Preferred                              1,000.00                1,019.36                   5.90               1.16
     Advisors Select                                 1,000.00                1,018.45                   6.82               1.34
     Advisors Signature                              1,000.00                1,017.80                   7.48               1.47
     Institutional                                   1,000.00                1,022.23                   3.01               0.59
     Preferred                                       1,000.00                1,020.92                   4.33               0.85
     Select                                          1,000.00                1,020.32                   4.94               0.97
Diversified International Fund
     Advisors Preferred                              1,000.00                1,017.85                   7.43               1.46
     Advisors Select                                 1,000.00                1,016.94                   8.34               1.64
     Advisors Signature                              1,000.00                1,016.28                   9.00               1.77
     Class J                                         1,000.00                1,017.29                   7.98               1.57
     Institutional                                   1,000.00                1,020.72                   4.53               0.89
     Preferred                                       1,000.00                1,019.41                   5.85               1.15
     Select                                          1,000.00                1,018.80                   6.46               1.27
Government & High Quality Bond Fund
     Advisors Preferred                              1,000.00                1,019.81                   5.45               1.07
     Advisors Select                                 1,000.00                1,018.90                   6.36               1.25
     Advisors Signature                              1,000.00                1,018.25                   7.02               1.38
     Class J                                         1,000.00                1,018.75                   6.51               1.28
     Institutional                                   1,000.00                1,022.63                   2.60               0.51
     Preferred                                       1,000.00                1,021.37                   3.87               0.76
     Select                                          1,000.00                1,020.77                   4.48               0.88
High Quality Intermediate-Term Bond Fund
     Advisors Preferred                              1,000.00                1,019.31                   5.96               1.17
     Advisors Select                                 1,000.00                1,018.40                   6.87               1.35
     Advisors Signature                              1,000.00                1,017.85                   7.43               1.46
     Class J                                         1,000.00                1,018.40                   6.87               1.35
     Institutional                                   1,000.00                1,022.33                   2.91               0.57
     Preferred                                       1,000.00                1,020.92                   4.33               0.85
     Select                                          1,000.00                1,020.42                   4.84               0.95
High Yield Fund
     Institutional                                   1,000.00                1,021.93                   3.31               0.65
Inflation Protection Fund
     Advisors Preferred                              1,000.00                1,015.68                   9.60               1.89
     Advisors Select                                 1,000.00                1,014.62                  10.66               2.10
     Advisors Signature                              1,000.00                1,014.06                  11.22               2.21
     Class J                                         1,000.00                1,019.41                   5.85               1.15
     Institutional                                   1,000.00                1,018.60                   6.67               1.31
     Preferred                                       1,000.00                1,017.64                   7.63               1.50
     Select                                          1,000.00                1,016.43                   8.84               1.74
International Emerging Markets Fund
     Advisors Preferred                              1,000.00                1,015.68                   9.60               1.89
     Advisors Select                                 1,000.00                1,014.77                  10.51               2.07
     Advisors Signature                              1,000.00                1,014.12                  11.17               2.20
     Class J                                         1,000.00                1,014.97                  10.31               2.03
     Institutional                                   1,000.00                1,018.90                   6.36               1.25
     Preferred                                       1,000.00                1,017.24                   8.03               1.58
     Select                                          1,000.00                1,016.64                   8.64               1.70
International Growth Fund
     Advisors Preferred                              1,000.00                1,017.34                   7.93               1.56
     Advisors Select                                 1,000.00                1,016.43                   8.84               1.74
     Advisors Signature                              1,000.00                1,015.78                   9.50               1.87
     Class J                                         1,000.00                1,016.69                   8.59               1.69
     Institutional                                   1,000.00                1,020.21                   5.04               0.99
     Preferred                                       1,000.00                1,018.90                   6.36               1.25
     Select                                          1,000.00                1,018.30                   6.97               1.37
LargeCap Growth Fund
     Advisors Preferred                              1,000.00                1,019.61                   5.65               1.11
     Advisors Select                                 1,000.00                1,018.70                   6.56               1.29
     Advisors Signature                              1,000.00                1,018.05                   7.22               1.42
     Class J                                         1,000.00                1,018.40                   6.87               1.35
     Institutional                                   1,000.00                1,022.48                   2.75               0.54
     Preferred                                       1,000.00                1,021.17                   4.08               0.80
     Select                                          1,000.00                1,020.57                   4.69               0.92
LargeCap S&P 500 Index Fund
      Advisors Preferred                            $1,000.00               $1,021.58                  $3.67               0.72%
     Advisors Select                                 1,000.00                1,020.67                   4.58               0.90
     Advisors Signature                              1,000.00                1,020.01                   5.24               1.03
     Class J                                         1,000.00                1,021.12                   4.13               0.81
     Institutional                                   1,000.00                1,024.45                   0.77               0.15
     Preferred                                       1,000.00                1,023.14                   2.09               0.41
     Select                                          1,000.00                1,022.53                   2.70               0.53
LargeCap Value Fund
     Advisors Preferred                              1,000.00                1,020.11                   5.14               1.01
     Advisors Select                                 1,000.00                1,019.21                   6.06               1.19
     Advisors Signature                              1,000.00                1,018.55                   6.72               1.32
     Class J                                         1,000.00                1,019.16                   6.11               1.20
     Institutional                                   1,000.00                1,022.99                   2.24               0.44
     Preferred                                       1,000.00                1,021.68                   3.57               0.70
     Select                                          1,000.00                1,021.07                   4.18               0.82
MidCap Blend Fund
     Advisors Preferred                              1,000.00                1,019.11                   6.16               1.21
     Advisors Select                                 1,000.00                1,018.20                   7.07               1.39
     Advisors Signature                              1,000.00                1,017.54                   7.73               1.52
     Class J                                         1,000.00                1,018.45                   6.82               1.34
     Institutional                                   1,000.00                1,021.98                   3.26               0.64
     Preferred                                       1,000.00                1,020.67                   4.58               0.90
     Select                                          1,000.00                1,020.06                   5.19               1.02
MidCap Growth Fund
     Advisors Preferred                              1,000.00                1,019.06                   6.21               1.22
     Advisors Select                                 1,000.00                1,018.15                   7.12               1.40
     Advisors Signature                              1,000.00                1,017.49                   7.78               1.53
     Class J                                         1,000.00                1,017.85                   7.43               1.46
     Institutional                                   1,000.00                1,021.93                   3.31               0.65
     Preferred                                       1,000.00                1,020.62                   4.63               0.91
     Select                                          1,000.00                1,020.01                   5.24               1.03
MidCap S&P 400 Index Fund
     Advisors Preferred                              1,000.00                1,021.58                   3.67               0.72
     Advisors Select                                 1,000.00                1,020.67                   4.58               0.90
     Advisors Signature                              1,000.00                1,020.01                   5.24               1.03
     Class J                                         1,000.00                1,020.67                   4.58               0.90
     Institutional                                   1,000.00                1,024.45                   0.77               0.15
     Preferred                                       1,000.00                1,023.14                   2.09               0.41
     Select                                          1,000.00                1,022.53                   2.70               0.53
MidCap Value Fund
     Advisors Preferred                              1,000.00                1,019.06                   6.21               1.22
     Advisors Select                                 1,000.00                1,018.15                   7.12               1.40
     Advisors Signature                              1,000.00                1,017.49                   7.78               1.53
     Class J                                         1,000.00                1,018.55                   6.72               1.32
     Institutional                                   1,000.00                1,021.93                   3.31               0.65
     Preferred                                       1,000.00                1,020.62                   4.63               0.91
     Select                                          1,000.00                1,020.01                   5.24               1.03
Money Market Fund
     Advisors Preferred                              1,000.00                1,020.32                   4.94               0.97
     Advisors Select                                 1,000.00                1,019.41                   5.85               1.15
     Advisors Signature                              1,000.00                1,018.75                   6.51               1.28
     Class J                                         1,000.00                1,019.51                   5.75               1.13
     Institutional                                   1,000.00                1,023.19                   2.04               0.40
     Preferred                                       1,000.00                1,021.88                   3.36               0.66
     Select                                          1,000.00                1,021.27                   3.97               0.78
Partners Global Equity Fund
     Advisors Preferred                              1,000.00                1,017.54                   7.73               1.52
     Advisors Select                                 1,000.00                1,016.64                   8.64               1.70
     Advisors Signature                              1,000.00                1,015.98                   9.30               1.83
     Institutional                                   1,000.00                1,020.42                   4.84               0.95
     Preferred                                       1,000.00                1,019.11                   6.16               1.21
     Select                                          1,000.00                1,018.50                   6.77               1.33
Partners International Fund
     Advisors Preferred                              1,000.00                1,016.84                   8.44               1.66
     Advisors Select                                 1,000.00                1,015.93                   9.35               1.84
     Advisors Signature                              1,000.00                1,015.27                  10.01               1.97
     Institutional                                   1,000.00                1,019.71                   5.55               1.09
     Preferred                                       1,000.00                1,018.40                   6.87               1.35
     Select                                          1,000.00                1,017.80                   7.48               1.47
Partners LargeCap Blend Fund
     Advisors Preferred                             $1,000.00               $1,018.60                  $6.67               1.31%
     Advisors Select                                 1,000.00                1,017.69                   7.58               1.49
     Advisors Signature                              1,000.00                1,017.04                   8.24               1.62
     Class J                                         1,000.00                1,018.10                   7.17               1.41
     Institutional                                   1,000.00                1,021.48                   3.77               0.74
     Preferred                                       1,000.00                1,020.16                   5.09               1.00
     Select                                          1,000.00                1,019.56                   5.70               1.12
Partners LargeCap Blend Fund I
     Advisors Preferred                              1,000.00                1,020.06                   5.19               1.02
     Advisors Select                                 1,000.00                1,019.16                   6.11               1.20
     Advisors Signature                              1,000.00                1,018.50                   6.77               1.33
     Class J                                         1,000.00                1,019.51                   5.75               1.13
     Institutional                                   1,000.00                1,022.94                   2.29               0.45
     Preferred                                       1,000.00                1,021.63                   3.62               0.71
     Select                                          1,000.00                1,021.02                   4.23               0.83
Partners LargeCap Growth Fund
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Class J                                         1,000.00                1,016.38                   8.89               1.75
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners LargeCap Growth Fund I
     Advisors Preferred                              1,000.00                1,018.60                   6.67               1.31
     Advisors Select                                 1,000.00                1,017.69                   7.58               1.49
     Advisors Signature                              1,000.00                1,017.04                   8.24               1.62
     Class J                                         1,000.00                1,017.39                   7.88               1.55
     Institutional                                   1,000.00                1,021.48                   3.77               0.74
     Preferred                                       1,000.00                1,020.16                   5.09               1.00
     Select                                          1,000.00                1,019.56                   5.70               1.12
Partners LargeCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.34                   7.93               1.56
     Advisors Select                                 1,000.00                1,016.43                   8.84               1.74
     Advisors Signature                              1,000.00                1,022.08                   3.16               0.62
     Class J                                         1,000.00                1,016.38                   8.89               1.75
     Institutional                                   1,000.00                1,020.21                   5.04               0.99
     Preferred                                       1,000.00                1,018.90                   6.36               1.25
     Select                                          1,000.00                1,018.30                   6.97               1.37
Partners LargeCap Value Fund
     Advisors Preferred                              1,000.00                1,018.45                   6.82               1.34
     Advisors Select                                 1,000.00                1,017.54                   7.73               1.52
     Advisors Signature                              1,000.00                1,016.89                   8.39               1.65
     Class J                                         1,000.00                1,017.85                   7.43               1.46
     Institutional                                   1,000.00                1,021.32                   3.92               0.77
     Preferred                                       1,000.00                1,020.01                   5.24               1.03
     Select                                          1,000.00                1,019.41                   5.85               1.15
Partners LargeCap Value Fund I
     Advisors Preferred                              1,000.00                1,018.30                   6.97               1.37
     Advisors Select                                 1,000.00                1,017.39                   7.88               1.55
     Advisors Signature                              1,000.00                1,016.74                   8.54               1.68
     Institutional                                   1,000.00                1,021.17                   4.08               0.80
     Preferred                                       1,000.00                1,019.86                   5.40               1.06
     Select                                          1,000.00                1,019.26                   6.01               1.18
Partners LargeCap Value Fund II
     Advisors Preferred                              1,000.00                1,018.05                   7.22               1.42
     Advisors Select                                 1,000.00                1,017.14                   8.13               1.60
     Advisors Signature                              1,000.00                1,016.48                   8.79               1.73
     Institutional                                   1,000.00                1,020.92                   4.33               0.85
     Preferred                                       1,000.00                1,019.61                   5.65               1.11
     Select                                          1,000.00                1,019.00                   6.26               1.23
Partners MidCap Growth Fund
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Class J                                         1,000.00                1,016.28                   9.00               1.77
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners MidCap Growth Fund I
     Advisors Preferred                             $1,000.00               $1,017.29                  $7.98               1.57%
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners MidCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners MidCap Value Fund
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Class J                                         1,000.00                1,015.93                   9.35               1.84
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners MidCap Value Fund I
     Advisors Preferred                              1,000.00                1,017.34                   7.93               1.56
     Advisors Select                                 1,000.00                1,016.43                   8.84               1.74
     Advisors Signature                              1,000.00                1,015.78                   9.50               1.87
     Institutional                                   1,000.00                1,020.21                   5.04               0.99
     Preferred                                       1,000.00                1,018.90                   6.36               1.25
     Select                                          1,000.00                1,018.30                   6.97               1.37
Partners SmallCap Blend Fund
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners SmallCap Growth Fund I
     Advisors Preferred                              1,000.00                1,016.79                   8.49               1.67
     Advisors Select                                 1,000.00                1,015.88                   9.40               1.85
     Advisors Signature                              1,000.00                1,015.22                  10.06               1.98
     Class J                                         1,000.00                1,014.87                  10.41               2.05
     Institutional                                   1,000.00                1,019.66                   5.60               1.10
     Preferred                                       1,000.00                1,018.35                   6.92               1.36
     Select                                          1,000.00                1,017.74                   7.53               1.48
Partners SmallCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Class J                                         1,000.00                1,015.53                   9.75               1.92
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners SmallCap Growth Fund III
     Advisors Preferred                              1,000.00                1,016.79                   8.49               1.67
     Advisors Select                                 1,000.00                1,015.88                   9.40               1.85
     Advisors Signature                              1,000.00                1,015.22                  10.06               1.98
     Institutional                                   1,000.00                1,019.66                   5.60               1.10
     Preferred                                       1,000.00                1,018.35                   6.92               1.36
     Select                                          1,000.00                1,017.74                   7.53               1.48
Partners SmallCap Value Fund
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Class J                                         1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners SmallCap Value Fund I
     Advisors Preferred                              1,000.00                1,017.29                   7.98               1.57
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Partners SmallCap Value Fund II
     Advisors Preferred                             $1,000.00               $1,017.29                  $7.98               1.57%
     Advisors Select                                 1,000.00                1,016.38                   8.89               1.75
     Advisors Signature                              1,000.00                1,015.73                   9.55               1.88
     Institutional                                   1,000.00                1,020.16                   5.09               1.00
     Preferred                                       1,000.00                1,018.85                   6.41               1.26
     Select                                          1,000.00                1,018.25                   7.02               1.38
Preferred Securities Fund
     Advisors Preferred                              1,000.00                1,018.55                   6.72               1.32
     Advisors Select                                 1,000.00                1,017.69                   7.58               1.49
     Advisors Signature                              1,000.00                1,016.99                   8.29               1.63
     Class J                                         1,000.00                1,017.24                   8.03               1.58
     Institutional                                   1,000.00                1,021.42                   3.82               0.75
     Preferred                                       1,000.00                1,020.11                   5.14               1.01
     Select                                          1,000.00                1,019.46                   5.80               1.14
Principal LifeTime 2010 Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,020.82                   4.43               0.87
     Advisors Signature                              1,000.00                1,020.16                   5.09               1.00
     Class J                                         1,000.00                1,021.78                   3.47               0.68
     Institutional                                   1,000.00                1,024.60                   0.61               0.12
     Preferred                                       1,000.00                1,023.29                   1.94               0.38
     Select                                          1,000.00                1,022.68                   2.55               0.50
Principal LifeTime 2020 Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,020.82                   4.43               0.87
     Advisors Signature                              1,000.00                1,020.16                   5.09               1.00
     Class J                                         1,000.00                1,021.78                   3.47               0.68
     Institutional                                   1,000.00                1,024.60                   0.61               0.12
     Preferred                                       1,000.00                1,023.29                   1.94               0.38
     Select                                          1,000.00                1,022.68                   2.55               0.50
Principal LifeTime 2030 Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,020.82                   4.43               0.87
     Advisors Signature                              1,000.00                1,020.16                   5.09               1.00
     Class J                                         1,000.00                1,021.63                   3.62               0.71
     Institutional                                   1,000.00                1,024.60                   0.61               0.12
     Preferred                                       1,000.00                1,023.29                   1.94               0.38
     Select                                          1,000.00                1,022.68                   2.55               0.50
Principal LifeTime 2040 Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,020.82                   4.43               0.87
     Advisors Signature                              1,000.00                1,020.16                   5.09               1.00
     Class J                                         1,000.00                1,021.42                   3.82               0.75
     Institutional                                   1,000.00                1,024.60                   0.61               0.12
     Preferred                                       1,000.00                1,023.29                   1.94               0.38
     Select                                          1,000.00                1,022.68                   2.55               0.50
Principal LifeTime 2050 Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,020.82                   4.43               0.87
     Advisors Signature                              1,000.00                1,020.16                   5.09               1.00
     Class J                                         1,000.00                1,021.42                   3.82               0.75
     Institutional                                   1,000.00                1,024.60                   0.61               0.12
     Preferred                                       1,000.00                1,023.29                   1.94               0.38
     Select                                          1,000.00                1,022.68                   2.55               0.50
Principal LifeTime Strategic Income Fund
     Advisors Preferred                              1,000.00                1,021.73                   3.52               0.69
     Advisors Select                                 1,000.00                1,022.68                   2.55               0.87
     Advisors Signature                              1,000.00                1,024.60                   0.61               1.00
     Class J                                         1,000.00                1,020.16                   5.09               0.71
     Institutional                                   1,000.00                1,023.29                   1.94               0.12
     Preferred                                       1,000.00                1,020.82                   4.43               0.38
     Select                                          1,000.00                1,021.63                   3.62               0.50
Real Estate Securities Fund
     Advisors Preferred                              1,000.00                1,018.15                   7.12               1.40
     Advisors Select                                 1,000.00                1,017.24                   8.03               1.58
     Advisors Signature                              1,000.00                1,016.59                   8.69               1.71
     Class J                                         1,000.00                1,017.59                   7.68               1.51
     Institutional                                   1,000.00                1,020.97                   4.28               0.84
     Preferred                                       1,000.00                1,019.66                   5.60               1.10
     Select                                          1,000.00                1,019.06                   6.21               1.22
Short-Term Bond Fund
     Advisors Preferred                             $1,000.00               $1,019.41                  $5.85               1.15%
     Advisors Select                                 1,000.00                1,018.45                   6.82               1.34
     Advisors Signature                              1,000.00                1,017.90                   7.38               1.45
     Class J                                         1,000.00                1,018.40                   6.87               1.35
     Institutional                                   1,000.00                1,022.38                   2.85               0.56
     Preferred                                       1,000.00                1,020.97                   4.28               0.84
     Select                                          1,000.00                1,020.37                   4.89               0.96
SmallCap Blend Fund
     Advisors Preferred                              1,000.00                1,018.55                   6.72               1.32
     Advisors Select                                 1,000.00                1,017.64                   7.63               1.50
     Advisors Signature                              1,000.00                1,016.99                   8.29               1.63
     Class J                                         1,000.00                1,017.95                   7.32               1.44
     Institutional                                   1,000.00                1,021.42                   3.82               0.75
     Preferred                                       1,000.00                1,020.11                   5.14               1.01
     Select                                          1,000.00                1,019.51                   5.75               1.13
SmallCap Growth Fund
     Advisors Preferred                              1,000.00                1,018.55                   6.72               1.32
     Advisors Select                                 1,000.00                1,017.64                   7.63               1.50
     Advisors Signature                              1,000.00                1,016.99                   8.29               1.63
     Class J                                         1,000.00                1,017.59                   7.68               1.51
     Institutional                                   1,000.00                1,021.42                   3.82               0.75
     Preferred                                       1,000.00                1,020.11                   5.14               1.01
     Select                                          1,000.00                1,019.51                   5.75               1.13
SmallCap S&P 600 Index Fund
     Advisors Preferred                              1,000.00                1,021.58                   3.67               0.72
     Advisors Select                                 1,000.00                1,020.67                   4.58               0.90
     Advisors Signature                              1,000.00                1,020.01                   5.24               1.03
     Class J                                         1,000.00                1,020.77                   4.48               0.88
     Institutional                                   1,000.00                1,024.45                   0.77               0.15
     Preferred                                       1,000.00                1,023.14                   2.09               0.41
     Select                                          1,000.00                1,022.53                   2.70               0.53
SmallCap Value Fund
     Advisors Preferred                              1,000.00                1,018.55                   6.72               1.32
     Advisors Select                                 1,000.00                1,017.64                   7.63               1.50
     Advisors Signature                              1,000.00                1,016.99                   8.29               1.63
     Class J                                         1,000.00                1,017.90                   7.38               1.45
     Institutional                                   1,000.00                1,021.42                   3.82               0.75
     Preferred                                       1,000.00                1,020.11                   5.14               1.01
     Select                                          1,000.00                1,019.51                   5.75               1.13
Ultra Short Bond Fund
     Advisors Preferred                              1,000.00                1,020.32                   4.94               0.97
     Advisors Select                                 1,000.00                1,019.41                   5.85               1.15
     Advisors Signature                              1,000.00                1,018.75                   6.51               1.28
     Class J                                         1,000.00                1,019.31                   5.96               1.17
     Institutional                                   1,000.00                1,023.19                   2.04               0.40
     Preferred                                       1,000.00                1,021.88                   3.36               0.66
     Select                                          1,000.00                1,021.22                   4.02               0.79



(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



                                                                            Bond & Mortgage       Disciplined        Diversified
                                                                               Securities          LargeCap         International
                                                                                  Fund            Blend Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................   $ 2,986,906,680     $ 1,080,705,983      $ 673,327,083
Foreign currency--at cost.................................................              $  -                $  -          $ 111,651
Assets
Investment in securities--at value  ...................................... $ 2,990,646,999(a)  $ 1,193,230,472(a)   $ 799,682,488(a)
Foreign currency--at value................................................                 -                   -            111,891
Cash......................................................................         5,623,109              10,047            439,898
Receivables:
     Capital Shares sold..................................................         9,330,130              34,721            612,159
     Dividends and interest...............................................        19,698,585             803,612          1,153,161
     Foreign tax refund...................................................                 -                    -            16,240
     Investment securities sold...........................................        14,162,238          21,056,827          4,117,811
     Unrealized gain on swap agreements...................................         1,262,508                   -                  -
     Variation margin on futures contracts................................           174,319                   -                  -
Other assets..............................................................             7,088               4,780              4,747
                                                            Total Assets       3,040,904,976       1,215,140,459        806,138,395
Liabilities
Accrued management and investment advisory fees...........................           204,386             124,101            135,603
Accrued administrative service fees.......................................             5,749                 471              3,873
Accrued distribution fees.................................................            40,015              16,911             53,540
Accrued service fees......................................................             7,116                 537              4,709
Accrued transfer and administrative fees..................................           142,244              52,521            197,696
Accrued other expenses....................................................            50,389              12,014             49,072
Payables:
     Capital Shares reacquired............................................            32,722              21,858             83,592
     Deferred foreign tax.................................................                 -                   -             27,992
     Dividends payable....................................................         8,758,301                   -                  -
     Investment securities purchased......................................       518,785,389          21,152,235          4,936,701
     Variation margin on futures contracts ...............................            69,212                   -                  -
Collateral obligation on securities loaned, at value......................       472,383,471          95,155,000          6,921,000
                                                       Total Liabilities       1,000,478,994         116,535,648         12,413,778
Net Assets Applicable to Outstanding Shares...............................   $ 2,040,425,982     $ 1,098,604,811      $ 793,724,617
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 2,053,013,149       $ 956,449,739      $ 594,198,465
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         1,038,672           8,556,568          4,929,394
Accumulated undistributed (overdistributed) net realized gain (loss)......       (18,953,719)         21,074,015         68,238,229
Net unrealized appreciation (depreciation) of investments.................         5,327,880         112,524,489        126,327,413
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -             31,116
                                                        Total Net Assets     $ 2,040,425,982     $ 1,098,604,811      $ 793,724,617
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       615,000,000         705,000,000        905,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 50,633,118         $ 5,739,546       $ 44,460,634
     Shares Issued and Outstanding........................................         4,765,363             359,608          3,114,705
     Net Asset Value per share............................................           $ 10.63             $ 15.96            $ 14.27
Advisors Select: Net Assets...............................................      $ 42,548,159         $ 1,936,622       $ 22,784,136
     Shares Issued and Outstanding........................................         4,014,912             121,793          1,606,870
     Net Asset Value per share............................................           $ 10.60             $ 15.90            $ 14.18
Advisors Signature: Net Assets............................................       $ 4,535,721         $ 1,243,789        $ 3,787,020
     Shares Issued and Outstanding........................................           425,359              77,879            265,993
     Net Asset Value per share............................................           $ 10.66             $ 15.97            $ 14.24
Class A: Net Assets.......................................................     $ 168,766,805        $ 95,017,970      $ 366,674,947
     Shares Issued and Outstanding........................................        15,812,710           5,912,325         25,581,774
     Net Asset Value per share............................................           $ 10.67             $ 16.07            $ 14.33
     Maximum Offering Price...............................................        $ 11.20(b)          $ 17.05(c)         $ 15.20(c)
Class B: Net Assets.......................................................      $ 25,383,518        $ 13,116,856       $ 48,040,137
     Shares Issued and Outstanding........................................         2,378,359             822,733          3,368,862
     Net Asset Value per share............................................        $ 10.67(d)          $ 15.94(d)         $ 14.26(d)
Class J: Net Assets.......................................................     $ 237,417,436                 N/A      $ 192,920,278
     Shares Issued and Outstanding........................................        22,157,842                             13,579,728
     Net Asset Value per share............................................         $ 10.71(d)                             $ 14.21(d)
Institutional: Net Assets.................................................   $ 1,397,635,862       $ 974,790,296       $ 44,938,750
     Shares Issued and Outstanding........................................       130,983,694          60,522,861          3,130,147
     Net Asset Value per share............................................           $ 10.67             $ 16.11            $ 14.36
Preferred: Net Assets.....................................................      $ 95,495,976         $ 1,564,793       $ 53,608,702
     Shares Issued and Outstanding........................................         8,978,957              97,491          3,738,822
     Net Asset Value per share............................................           $ 10.64             $ 16.05            $ 14.34
Select: Net Assets........................................................      $ 18,009,387         $ 5,194,939       $ 16,510,013
     Shares Issued and Outstanding........................................         1,672,742             324,422          1,142,097
     Net Asset Value per share............................................           $ 10.77             $ 16.01            $ 14.46

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See accompanying notes.                                                      85

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                               Government        High Quality
                                                                             & High Quality    Intermediate-Term      High Yield
                                                                               Bond Fund           Bond Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 567,086,977       $ 205,455,181      $ 100,757,330
Assets
Investment in securities--at value  ...................................... $ 565,842,561(  a)    $ 205,566,294(a)   $ 101,067,990(a)
Cash......................................................................           159,347             140,023          5,332,888
Receivables:
     Capital Shares sold..................................................         1,187,587             137,177            173,116
     Dividends and interest...............................................         2,092,339           1,251,577          2,011,364
     Investment securities sold...........................................         6,649,295             979,264            996,250
     Unrealized gain on swap agreements...................................           113,194              28,550                  -
     Variation margin on futures contracts................................            44,303               4,212                  -
Other assets..............................................................            18,964                   -                  -
                                                            Total Assets         576,107,590         208,107,097        109,581,608
Liabilities
Accrued management and investment advisory fees...........................            29,679              12,576             11,871
Accrued administrative service fees.......................................               928               2,323                  -
Accrued distribution fees.................................................            22,412               6,074                  -
Accrued service fees......................................................             1,145               2,804                  -
Accrued transfer and administrative fees..................................           121,127              14,928                  -
Accrued other expenses....................................................            32,046               8,829                  -
Payables:
     Capital Shares reacquired............................................            92,968              21,386                  -
     Dividends payable....................................................         1,327,488                   -                  -
     Investment securities purchased......................................       100,819,729          34,295,951            300,000
     Variation margin on futures contracts ...............................           158,744               5,162                  -
Collateral obligation on securities loaned, at value......................        85,646,919          36,241,464         13,579,000
                                                       Total Liabilities         188,253,185          70,611,497         13,890,871
Net Assets Applicable to Outstanding Shares...............................     $ 387,854,405       $ 137,495,600       $ 95,690,737
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 402,015,946       $ 133,272,940       $ 90,898,888
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            49,725           4,515,378          5,133,708
Accumulated undistributed (overdistributed) net realized gain (loss)......       (12,855,912)           (432,881)          (652,519)
Net unrealized appreciation (depreciation) of investments.................        (1,355,354)            140,163            310,660
                                                        Total Net Assets       $ 387,854,405       $ 137,495,600       $ 95,690,737
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       730,000,000         305,000,000         25,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 8,516,968        $ 47,919,157                N/A
     Shares Issued and Outstanding........................................           845,352           4,465,764
     Net Asset Value per share............................................           $ 10.08             $ 10.73
Advisors Select: Net Assets...............................................       $ 8,588,413         $ 4,736,559                N/A
     Shares Issued and Outstanding........................................           852,559             442,495
     Net Asset Value per share............................................           $ 10.07             $ 10.70
Advisors Signature: Net Assets............................................         $ 657,449           $ 680,756                N/A
     Shares Issued and Outstanding........................................            64,948              63,058
     Net Asset Value per share............................................           $ 10.12             $ 10.80
Class A: Net Assets.......................................................     $ 211,705,364                 N/A                N/A
     Shares Issued and Outstanding........................................        20,901,301
     Net Asset Value per share............................................           $ 10.13
     Maximum Offering Price............................................... $ 10.64(        b)
Class B: Net Assets.......................................................      $ 38,018,155                 N/A                N/A
     Shares Issued and Outstanding........................................         3,751,969
     Net Asset Value per share............................................ $ 10.13(        c)
Class J: Net Assets.......................................................     $ 105,222,085        $ 36,022,635                N/A
     Shares Issued and Outstanding........................................        10,365,314           3,339,072
     Net Asset Value per share............................................         $ 10.15(c)          $ 10.79(c)
Institutional: Net Assets.................................................           $ 9,874        $ 13,376,709       $ 95,690,737
     Shares Issued and Outstanding........................................               976           1,231,314          9,019,051
     Net Asset Value per share............................................           $ 10.12             $ 10.86            $ 10.61
Preferred: Net Assets.....................................................      $ 13,125,608        $ 33,011,625                N/A
     Shares Issued and Outstanding........................................         1,299,847           3,065,833
     Net Asset Value per share............................................           $ 10.10             $ 10.77
Select: Net Assets........................................................       $ 2,010,489         $ 1,748,159                N/A
     Shares Issued and Outstanding........................................           199,118             162,696
     Net Asset Value per share............................................           $ 10.10             $ 10.74

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                                 International      International
                                                                               Inflation           Emerging             Growth
                                                                            Protection Fund      Markets Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 177,962,267       $ 295,356,577    $ 1,115,953,777
Foreign currency--at cost.................................................              $  -           $ 468,983               $  -
Assets
Investment in securities--at value  ...................................... $ 175,857,518(  a)    $ 343,705,808(a) $ 1,292,092,390(a)
Foreign currency--at value................................................                 -             470,089                  -
Cash......................................................................           361,296           1,536,392             17,592
Receivables:
     Capital Shares sold..................................................           649,896           1,319,909            822,993
     Dividends and interest...............................................           881,453             375,353          1,562,241
     Expense reimbursement from Manager...................................             1,214                   -                  -
     Investment securities sold...........................................                 -           1,892,468         10,139,285
     Unrealized gain on swap agreements...................................           426,079                   -                  -
     Variation margin on futures contracts................................             3,238                   -                  -
Other assets..............................................................                 -                 201                  -
                                                            Total Assets         178,180,694         349,300,220      1,304,634,501
Liabilities
Accrued management and investment advisory fees...........................             9,271              75,326            239,213
Accrued administrative service fees.......................................                58                 745              2,212
Accrued distribution fees.................................................               804              15,569              8,779
Accrued service fees......................................................                68                 902              2,626
Accrued transfer and administrative fees..................................             4,504              79,896             19,232
Accrued other expenses....................................................            10,430              24,647              9,405
Payables:
     Capital Shares reacquired............................................            20,299             260,772             94,766
     Deferred foreign tax.................................................                 -             122,092                  -
     Dividends payable....................................................           520,304                   -                  -
     Investment securities purchased......................................         1,500,000           2,327,876         22,975,029
     Unrealized loss on swap agreements...................................           135,356                   -                  -
     Variation margin on futures contracts ...............................             4,012                   -                  -
Collateral obligation on securities loaned, at value......................        53,667,958          13,708,000          9,132,000
                                                       Total Liabilities          55,873,064          16,615,825         32,483,262
Net Assets Applicable to Outstanding Shares...............................     $ 122,307,630       $ 332,684,395    $ 1,272,151,239
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 125,599,536       $ 255,783,319      $ 963,295,025
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            21,266           1,200,879          7,719,582
Accumulated undistributed (overdistributed) net realized gain (loss)......        (1,499,422)         27,469,514        125,018,172
Net unrealized appreciation (depreciation) of investments.................        (1,813,750)         48,227,139        176,138,613
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -               3,544            (20,153)
                                                        Total Net Assets       $ 122,307,630       $ 332,684,395    $ 1,272,151,239
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       680,000,000         455,000,000        390,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 780,892         $ 6,949,289       $ 27,967,383
     Shares Issued and Outstanding........................................            81,757             284,599          2,056,516
     Net Asset Value per share............................................            $ 9.55             $ 24.42            $ 13.60
Advisors Select: Net Assets...............................................         $ 545,960         $ 3,981,149       $ 13,930,630
     Shares Issued and Outstanding........................................            57,247             163,987          1,076,969
     Net Asset Value per share............................................            $ 9.54             $ 24.28            $ 12.94
Advisors Signature: Net Assets............................................          $ 41,334         $ 1,641,583        $ 2,481,398
     Shares Issued and Outstanding........................................             4,330              67,186            188,289
     Net Asset Value per share............................................            $ 9.55             $ 24.43            $ 13.18
Class A: Net Assets.......................................................       $ 3,850,894        $ 83,566,335                N/A
     Shares Issued and Outstanding........................................           398,276           3,392,593
     Net Asset Value per share............................................            $ 9.67             $ 24.63
     Maximum Offering Price...............................................        $ 10.15(b)          $ 26.13(c)
Class B: Net Assets.......................................................               N/A        $ 14,597,192                N/A
     Shares Issued and Outstanding........................................                               599,069
     Net Asset Value per share............................................                    $ 24.37(         d)
Class J: Net Assets.......................................................       $ 5,650,280       $ 141,628,479       $ 64,747,553
     Shares Issued and Outstanding........................................           588,539           5,901,597          4,981,721
     Net Asset Value per share............................................          $ 9.60(d)          $ 24.00(d)         $ 13.00(d)
Institutional: Net Assets.................................................     $ 110,929,711        $ 65,404,663    $ 1,129,503,771
     Shares Issued and Outstanding........................................        11,596,448           2,649,250         84,955,002
     Net Asset Value per share............................................            $ 9.57             $ 24.69            $ 13.30
Preferred: Net Assets.....................................................         $ 119,772        $ 12,765,601       $ 17,420,064
     Shares Issued and Outstanding........................................            12,531             517,953          1,321,678
     Net Asset Value per share............................................            $ 9.56             $ 24.65            $ 13.18
Select: Net Assets........................................................         $ 388,787         $ 2,150,104       $ 16,100,440
     Shares Issued and Outstanding........................................            40,707              87,384          1,225,705
     Net Asset Value per share............................................            $ 9.55             $ 24.61            $ 13.14

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                                   LargeCap
                                                                                LargeCap         S&P 500 Index         LargeCap
                                                                              Growth Fund            Fund             Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 970,908,177       $ 872,885,787      $ 715,335,479
Assets
Investment in securities--at value  ...................................... $ 1,079,786,004(a)  $ 1,038,161,775(a)   $ 821,648,764(a)
Cash......................................................................            16,996              13,744             10,704
Receivables:
     Capital Shares sold..................................................           690,356             439,087            178,480
     Dividends and interest...............................................           288,672             782,960            796,384
     Investment securities sold...........................................                 -                   -         15,732,055
     Variation margin on futures contracts................................                 -                   -                175
Other assets..............................................................            12,379                 286             28,331
                                                            Total Assets       1,080,794,407       1,039,397,852        838,394,893
Liabilities
Accrued management and investment advisory fees...........................            98,555              27,111             63,378
Accrued administrative service fees.......................................             3,317              12,329                541
Accrued distribution fees.................................................            59,430              49,514             52,751
Accrued service fees......................................................             3,992              15,251                673
Accrued transfer and administrative fees..................................           165,239             138,177            124,711
Accrued other expenses....................................................            39,877              53,815             35,000
Payables:
     Capital Shares reacquired............................................            78,941              63,721             43,308
     Investment securities purchased......................................         4,437,568             236,028         17,786,138
Collateral obligation on securities loaned, at value......................       123,441,000          97,151,000         77,414,000
                                                       Total Liabilities         128,327,919          97,746,946         95,520,500
Net Assets Applicable to Outstanding Shares...............................     $ 952,466,488       $ 941,650,906      $ 742,874,393
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 976,711,370       $ 769,412,887      $ 595,662,896
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,272,852           8,651,257          8,279,477
Accumulated undistributed (overdistributed) net realized gain (loss)......      (135,395,561)         (2,538,476)        32,573,026
Net unrealized appreciation (depreciation) of investments.................       108,877,827         166,125,238        106,358,994
                                                        Total Net Assets       $ 952,466,488       $ 941,650,906      $ 742,874,393
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       815,000,000         585,000,000        455,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 35,647,380       $ 129,816,861        $ 2,910,189
     Shares Issued and Outstanding........................................         4,417,689          13,163,211            223,580
     Net Asset Value per share............................................            $ 8.07              $ 9.86            $ 13.02
Advisors Select: Net Assets...............................................      $ 16,878,232        $ 70,429,622        $ 4,962,004
     Shares Issued and Outstanding........................................         2,185,674           7,159,425            380,850
     Net Asset Value per share............................................            $ 7.72              $ 9.84            $ 13.03
Advisors Signature: Net Assets............................................       $ 5,792,168         $ 7,086,342          $ 692,452
     Shares Issued and Outstanding........................................           750,981             722,870             53,182
     Net Asset Value per share............................................            $ 7.71              $ 9.80            $ 13.02
Class A: Net Assets.......................................................     $ 280,968,599        $ 78,995,125      $ 295,285,421
     Shares Issued and Outstanding........................................        36,098,605           8,012,899         22,530,767
     Net Asset Value per share............................................            $ 7.78              $ 9.86            $ 13.11
     Maximum Offering Price...............................................         $ 8.25(b)          $ 10.01(c)         $ 13.91(b)
Class B: Net Assets.......................................................      $ 28,890,266                 N/A       $ 23,025,075
     Shares Issued and Outstanding........................................         3,755,278                              1,770,572
     Net Asset Value per share............................................         $ 7.69(d)                             $ 13.00(d)
Class J: Net Assets.......................................................      $ 34,560,926       $ 371,614,215       $ 50,417,542
     Shares Issued and Outstanding........................................         4,634,471          38,079,747          3,896,278
     Net Asset Value per share............................................          $ 7.46(d)           $ 9.76(d)         $ 12.94(d)
Institutional: Net Assets.................................................     $ 487,805,271        $ 30,127,618      $ 354,853,731
     Shares Issued and Outstanding........................................        62,311,533           3,048,260         27,035,079
     Net Asset Value per share............................................            $ 7.83              $ 9.88            $ 13.13
Preferred: Net Assets.....................................................      $ 47,114,596       $ 213,092,027        $ 9,449,766
     Shares Issued and Outstanding........................................         5,957,888          21,390,710            720,360
     Net Asset Value per share............................................            $ 7.91              $ 9.96            $ 13.12
Select: Net Assets........................................................      $ 14,809,050        $ 40,489,096        $ 1,278,213
     Shares Issued and Outstanding........................................         1,849,276           4,087,347             98,031
     Net Asset Value per share............................................            $ 8.01              $ 9.91            $ 13.04

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                                                        MidCap
                                                                                 MidCap             MidCap             S&P 400
                                                                               Blend Fund         Growth Fund         Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 829,640,135        $ 36,122,129      $ 180,808,047
Assets
Investment in securities--at value  ...................................... $ 960,144,515(  a)     $ 38,709,466(a)   $ 202,125,766(a)
Cash......................................................................         1,935,880              10,078             15,715
Receivables:
     Capital Shares sold..................................................           186,807              70,481             56,592
     Dividends and interest...............................................           442,028               1,687             75,699
     Expense reimbursement from Manager...................................                 -                   -                  -
     Investment securities sold...........................................         1,703,259             100,519            111,054
Other assets..............................................................             5,718                   -                  -
                                                            Total Assets         964,418,207          38,892,231        202,384,826
Liabilities
Accrued management and investment advisory fees...........................           110,099               3,757              4,799
Accrued administrative service fees.......................................               869                 174              3,313
Accrued distribution fees.................................................            34,988               2,178              6,643
Accrued service fees......................................................             1,088                 211              4,080
Accrued transfer and administrative fees..................................           263,330               9,697             11,789
Accrued other expenses....................................................            63,422               4,859             10,137
Payables:
     Capital Shares reacquired............................................           158,362                   -             98,811
     Indebtedness ........................................................           538,000                   -                  -
     Investment securities purchased......................................           719,423             694,450             35,422
     Variation margin on futures contracts ...............................                 -                   -             16,300
Collateral obligation on securities loaned, at value......................       152,309,000           8,183,000         35,973,000
                                                       Total Liabilities         154,198,581           8,898,326         36,164,294
Net Assets Applicable to Outstanding Shares...............................     $ 810,219,626        $ 29,993,905      $ 166,220,532
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 601,287,804        $ 27,948,169      $ 138,849,975
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         1,199,503                   -            936,361
Accumulated undistributed (overdistributed) net realized gain (loss)......        77,227,939            (541,601)         5,049,227
Net unrealized appreciation (depreciation) of investments.................       130,504,380           2,587,337         21,384,969
                                                        Total Net Assets       $ 810,219,626        $ 29,993,905      $ 166,220,532
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         305,000,000        305,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 6,373,635         $ 1,821,587       $ 31,387,352
     Shares Issued and Outstanding........................................           429,794             268,389          2,134,144
     Net Asset Value per share............................................           $ 14.83              $ 6.79            $ 14.71
Advisors Select: Net Assets...............................................       $ 2,630,691         $ 1,991,735       $ 24,314,783
     Shares Issued and Outstanding........................................           178,804             296,860          1,659,145
     Net Asset Value per share............................................           $ 14.71              $ 6.71            $ 14.66
Advisors Signature: Net Assets............................................         $ 467,304           $ 119,756        $ 2,468,051
     Shares Issued and Outstanding........................................            31,733              18,242            170,512
     Net Asset Value per share............................................           $ 14.73              $ 6.56            $ 14.47
Class A: Net Assets.......................................................     $ 549,528,323                 N/A                N/A
     Shares Issued and Outstanding........................................        36,899,041
     Net Asset Value per share............................................           $ 14.89
     Maximum Offering Price...............................................        $ 15.80(b)
Class B: Net Assets.......................................................      $ 68,089,744                 N/A                N/A
     Shares Issued and Outstanding........................................         4,581,396
     Net Asset Value per share............................................        $ 14.86(c)
Class J: Net Assets.......................................................     $ 157,731,263        $ 20,359,225       $ 34,546,692
     Shares Issued and Outstanding........................................        10,815,281           3,221,895          2,411,815
     Net Asset Value per share............................................         $ 14.58(c)           $ 6.32(c)         $ 14.32(c)
Institutional: Net Assets.................................................          $ 13,156         $ 3,945,174       $ 12,591,097
     Shares Issued and Outstanding........................................               882             590,496            862,775
     Net Asset Value per share............................................           $ 14.92              $ 6.68            $ 14.59
Preferred: Net Assets.....................................................      $ 20,033,213         $ 1,409,740       $ 49,931,206
     Shares Issued and Outstanding........................................         1,344,449             204,094          3,375,461
     Net Asset Value per share............................................           $ 14.90              $ 6.91            $ 14.79
Select: Net Assets........................................................       $ 5,352,297           $ 346,688       $ 10,981,351
     Shares Issued and Outstanding........................................           356,297              50,585            744,761
     Net Asset Value per share............................................           $ 15.02              $ 6.85            $ 14.74

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006



====================================================================================================================================
                                                                                                                       Partners
                                                                                 MidCap              Money              Global
                                                                               Value Fund         Market Fund        Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 150,311,410       $ 691,336,044       $ 25,313,704
Foreign currency--at cost.................................................              $  -                $  -           $ 17,094
Assets
Investment in securities--at value  ...................................... $ 163,904,026(  a)      $ 691,336,044     $ 27,228,069(a)
Foreign currency--at value................................................                 -                   -             17,339
Cash......................................................................         2,490,538               3,309            191,762
Receivables:
     Capital Shares sold..................................................                 -           1,852,490              9,228
     Dividends and interest...............................................            94,333             176,779             48,149
     Expense reimbursement from Manager...................................                 -               1,057                  -
     Investment securities sold...........................................         1,812,244                   -                  -
Other assets..............................................................                 -              26,323                  -
                                                            Total Assets         168,301,141         693,396,002         27,494,547
Liabilities
Accrued management and investment advisory fees...........................            17,507              52,355              4,629
Accrued administrative service fees.......................................               134               2,053                162
Accrued distribution fees.................................................            12,579               9,671                209
Accrued service fees......................................................               164               2,566                188
Accrued transfer and administrative fees..................................            38,475             206,679                  -
Accrued other expenses....................................................            11,630              41,674                  -
Payables:
     Capital Shares reacquired............................................            10,973                   -                  -
     Investment securities purchased......................................         1,855,724                   -                  -
Collateral obligation on securities loaned, at value......................        25,930,000                   -          2,209,000
                                                       Total Liabilities          27,877,186             314,998          2,214,188
Net Assets Applicable to Outstanding Shares...............................     $ 140,423,955       $ 693,081,004       $ 25,280,359
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 118,238,156       $ 693,081,004       $ 22,173,148
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           649,757                   -            172,301
Accumulated undistributed (overdistributed) net realized gain (loss)......         7,943,426                   -          1,019,764
Net unrealized appreciation (depreciation) of investments.................        13,592,616                   -          1,914,365
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -                781
                                                        Total Net Assets       $ 140,423,955       $ 693,081,004       $ 25,280,359
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       305,000,000       6,115,000,000        330,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 785,770        $ 15,279,769        $ 1,484,656
     Shares Issued and Outstanding........................................            54,908          15,279,769            122,544
     Net Asset Value per share............................................           $ 14.31              $ 1.00            $ 12.12
Advisors Select: Net Assets...............................................       $ 1,111,742         $ 9,516,976        $ 1,498,005
     Shares Issued and Outstanding........................................            77,532           9,516,976            123,501
     Net Asset Value per share............................................           $ 14.34              $ 1.00            $ 12.13
Advisors Signature: Net Assets............................................          $ 92,571         $ 1,577,704          $ 317,137
     Shares Issued and Outstanding........................................             6,484           1,577,704             26,276
     Net Asset Value per share............................................           $ 14.28              $ 1.00            $ 12.07
Class A: Net Assets.......................................................               N/A       $ 431,695,667                N/A
     Shares Issued and Outstanding........................................                           431,695,667
     Net Asset Value per share............................................                                $ 1.00
     Maximum Offering Price...............................................                                $ 1.00
Class B: Net Assets.......................................................               N/A         $ 2,975,796                N/A
     Shares Issued and Outstanding........................................                             2,975,796
     Net Asset Value per share............................................                             $ 1.00(b)
Class J: Net Assets.......................................................     $ 129,753,440       $ 157,486,061                N/A
     Shares Issued and Outstanding........................................         9,147,065         157,486,061
     Net Asset Value per share............................................         $ 14.19(b)           $ 1.00(b)
Institutional: Net Assets.................................................       $ 5,893,361        $ 26,403,147       $ 20,145,188
     Shares Issued and Outstanding........................................           398,423          26,403,147          1,656,256
     Net Asset Value per share............................................           $ 14.79              $ 1.00            $ 12.16
Preferred: Net Assets.....................................................       $ 1,430,141        $ 41,531,789          $ 250,455
     Shares Issued and Outstanding........................................            99,909          41,531,789             20,653
     Net Asset Value per share............................................           $ 14.31              $ 1.00            $ 12.13
Select: Net Assets........................................................       $ 1,356,930         $ 6,614,095        $ 1,584,918
     Shares Issued and Outstanding........................................            95,506           6,614,095            130,673
     Net Asset Value per share............................................           $ 14.21              $ 1.00            $ 12.13

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners           Partners            Partners
                                                                             International         LargeCap            LargeCap
                                                                                  Fund            Blend Fund         Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 776,143,433       $ 917,524,904      $ 296,035,645
Foreign currency--at cost.................................................       $ 1,284,428                $  -               $  -
Assets
Investment in securities--at value  ...................................... $ 909,047,629(  a)  $ 1,033,692,103(a)   $ 324,322,631(a)
Foreign currency--at value................................................         1,276,311                   -                  -
Cash......................................................................        38,668,330           8,624,439         14,507,808
Receivables:
     Capital Shares sold..................................................         2,064,783             176,434            872,110
     Dividends and interest...............................................         1,508,575             547,355            243,253
     Foreign currency contracts ..........................................           106,612                   -                  -
     Investment securities sold...........................................         5,212,859           3,197,254                  -
Other assets..............................................................                 -                  45              2,310
                                                            Total Assets         957,885,099       1,046,237,630        339,948,112
Liabilities
Accrued management and investment advisory fees...........................           195,738             134,820             27,047
Accrued administrative service fees.......................................             1,888               3,592                456
Accrued distribution fees.................................................             1,953              23,903             40,166
Accrued service fees......................................................             2,303               4,415                548
Accrued transfer and administrative fees..................................                 -              60,548            100,200
Accrued other expenses....................................................                 -              18,819             28,653
Payables:
     Capital Shares reacquired............................................                 -           2,814,276              4,981
     Foreign currency contracts ..........................................           301,633                   -                  -
     Investment securities purchased......................................         6,881,380           2,632,275                  -
Collateral obligation on securities loaned, at value......................         9,271,000          94,154,000         24,274,000
                                                       Total Liabilities          16,655,895          99,846,648         24,476,051
Net Assets Applicable to Outstanding Shares...............................     $ 941,229,204       $ 946,390,982      $ 315,472,061
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 734,852,506       $ 777,746,791      $ 293,491,660
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         9,438,224           6,016,603          1,006,727
Accumulated undistributed (overdistributed) net realized gain (loss)......        63,559,296          46,356,757         (7,317,221)
Net unrealized appreciation (depreciation) of investments.................       133,572,411         116,270,831         28,290,895
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................          (193,233)                  -                  -
                                                        Total Net Assets       $ 941,229,204       $ 946,390,982      $ 315,472,061
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       330,000,000         490,000,000        455,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 16,367,109        $ 34,441,900        $ 3,783,932
     Shares Issued and Outstanding........................................         1,067,205           3,042,757            398,800
     Net Asset Value per share............................................           $ 15.34             $ 11.32             $ 9.49
Advisors Select: Net Assets...............................................      $ 15,000,977        $ 31,308,624        $ 4,352,541
     Shares Issued and Outstanding........................................           979,895           2,782,467            460,714
     Net Asset Value per share............................................           $ 15.31             $ 11.25             $ 9.45
Advisors Signature: Net Assets............................................       $ 2,041,187         $ 2,342,925          $ 670,805
     Shares Issued and Outstanding........................................           133,088             206,543             71,286
     Net Asset Value per share............................................           $ 15.34             $ 11.34             $ 9.41
Class A: Net Assets.......................................................               N/A        $ 59,399,828      $ 138,832,209
     Shares Issued and Outstanding........................................                             5,205,953         14,669,638
     Net Asset Value per share............................................                               $ 11.41             $ 9.46
     Maximum Offering Price...............................................                            $ 12.11(b)         $ 10.04(b)
Class B: Net Assets.......................................................               N/A        $ 25,614,506       $ 17,760,771
     Shares Issued and Outstanding........................................                             2,260,316          1,891,168
     Net Asset Value per share............................................                            $ 11.33(c)          $ 9.39(c)
Class J: Net Assets.......................................................               N/A       $ 109,445,171       $ 48,533,925
     Shares Issued and Outstanding........................................                             9,840,339          5,177,317
     Net Asset Value per share............................................                             $ 11.12(c)          $ 9.37(c)
Institutional: Net Assets.................................................     $ 874,558,997       $ 627,235,085       $ 95,232,501
     Shares Issued and Outstanding........................................        56,565,225          54,853,441         10,040,991
     Net Asset Value per share............................................           $ 15.46             $ 11.43             $ 9.48
Preferred: Net Assets.....................................................      $ 24,330,594        $ 45,989,007        $ 3,868,898
     Shares Issued and Outstanding........................................         1,580,079           4,045,215            405,504
     Net Asset Value per share............................................           $ 15.40             $ 11.37             $ 9.54
Select: Net Assets........................................................       $ 8,930,340        $ 10,613,936        $ 2,436,479
     Shares Issued and Outstanding........................................           580,360             931,953            256,338
     Net Asset Value per share............................................           $ 15.39             $ 11.39             $ 9.50

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners            Partners           Partners
                                                                                LargeCap           LargeCap        LargeCap Growth
                                                                              Growth Fund        Growth Fund I         Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 146,040,575     $ 1,141,066,858      $ 858,897,381
Assets
Investment in securities--at value  ...................................... $ 152,990,709(  a)  $ 1,239,493,131(a)   $ 933,533,575(a)
Cash......................................................................               639          44,942,665          4,620,164
Receivables:
     Capital Shares sold..................................................                 -           1,128,384                506
     Dividends and interest...............................................            56,710             275,572            330,940
     Expense reimbursement from Manager...................................               116                   -              1,554
     Investment securities sold...........................................         1,653,265           1,711,586          5,921,696
Other assets..............................................................                 -                 510                  -
                                                            Total Assets         154,701,439       1,287,551,848        944,408,435
Liabilities
Accrued management and investment advisory fees...........................            27,475             155,283            160,058
Accrued administrative service fees.......................................               137               2,274              1,603
Accrued distribution fees.................................................             1,202              10,724              2,900
Accrued service fees......................................................               159               2,788              1,962
Accrued transfer and administrative fees..................................             4,785              59,005              5,924
Accrued other expenses....................................................             3,807              21,385              8,143
Payables:
     Capital Shares reacquired............................................         2,406,733               4,916            557,966
     Foreign currency contracts ..........................................            16,473                   -             95,351
     Indebtedness ........................................................           357,000                   -                  -
     Investment securities purchased......................................           971,442           5,002,894          6,100,239
Collateral obligation on securities loaned, at value......................        10,989,000         175,576,000         98,812,000
                                                       Total Liabilities          14,778,213         180,835,269        105,746,146
Net Assets Applicable to Outstanding Shares...............................     $ 139,923,226     $ 1,106,716,579      $ 838,662,289
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 124,133,326       $ 961,894,651      $ 706,689,594
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           346,973           3,815,604            335,707
Accumulated undistributed (overdistributed) net realized gain (loss)......         8,509,266          42,580,051         57,006,661
Net unrealized appreciation (depreciation) of investments.................         6,950,134          98,426,273         74,725,678
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................           (16,473)                  -            (95,351)
                                                        Total Net Assets       $ 139,923,226     $ 1,106,716,579      $ 838,662,289
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       390,000,000         540,000,000        470,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 1,497,494        $ 28,652,090        $ 8,440,310
     Shares Issued and Outstanding........................................           122,811           3,479,191            970,916
     Net Asset Value per share............................................           $ 12.19              $ 8.24             $ 8.69
Advisors Select: Net Assets...............................................       $ 1,917,919        $ 18,690,455       $ 12,511,020
     Shares Issued and Outstanding........................................           158,311           2,331,638          1,453,448
     Net Asset Value per share............................................           $ 12.11              $ 8.02             $ 8.61
Advisors Signature: Net Assets............................................         $ 351,021           $ 833,910          $ 420,129
     Shares Issued and Outstanding........................................            28,633             101,445             47,441
     Net Asset Value per share............................................           $ 12.26              $ 8.22             $ 8.86
Class A: Net Assets.......................................................               N/A        $ 48,815,242          $ 594,695
     Shares Issued and Outstanding........................................                             5,902,450             66,665
     Net Asset Value per share............................................                                $ 8.27             $ 8.92
     Maximum Offering Price...............................................                             $ 8.77(b)          $ 9.46(b)
Class B: Net Assets.......................................................               N/A        $ 13,695,964                N/A
     Shares Issued and Outstanding........................................                             1,674,706
     Net Asset Value per share............................................                             $ 8.18(c)
Class J: Net Assets.......................................................      $ 10,389,783        $ 37,583,975       $ 13,865,996
     Shares Issued and Outstanding........................................           860,470           4,824,409          1,645,764
     Net Asset Value per share............................................         $ 12.07(c)           $ 7.79(c)          $ 8.43(c)
Institutional: Net Assets.................................................     $ 125,729,909       $ 926,591,188      $ 766,512,488
     Shares Issued and Outstanding........................................        10,091,544         110,816,940         85,249,134
     Net Asset Value per share............................................           $ 12.46              $ 8.36             $ 8.99
Preferred: Net Assets.....................................................          $ 18,765        $ 28,122,184       $ 17,519,787
     Shares Issued and Outstanding........................................             1,518           3,396,985          1,979,850
     Net Asset Value per share............................................           $ 12.36              $ 8.28             $ 8.85
Select: Net Assets........................................................          $ 18,335         $ 3,731,571       $ 18,797,864
     Shares Issued and Outstanding........................................             1,490             455,642          2,136,828
     Net Asset Value per share............................................           $ 12.31              $ 8.19             $ 8.80

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners           Partners            Partners
                                                                             LargeCap Value     LargeCap Value      LargeCap Value
                               Fund Fund I Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................   $ 2,319,011,457       $ 581,665,460      $ 215,238,327
Assets
Investment in securities--at value  ...................................... $ 2,791,991,872(a)    $ 644,275,528(a)   $ 248,921,128(a)
Cash......................................................................        38,429,922          25,231,829         12,079,599
Receivables:
     Capital Shares sold..................................................         1,738,909             514,379             25,499
     Dividends and interest...............................................         3,200,156             520,255            290,914
     Investment securities sold...........................................                 -           3,888,409            198,541
     Variation margin on futures contracts................................             1,824                   -                  -
Other assets..............................................................                48                   -                  -
                                                            Total Assets       2,835,362,731         674,430,400        261,515,681
Liabilities
Accrued management and investment advisory fees...........................           373,970              89,476             40,300
Accrued administrative service fees.......................................             8,862                 789                142
Accrued distribution fees.................................................            36,695                 908                139
Accrued service fees......................................................            10,825                 892                174
Accrued transfer and administrative fees..................................            61,666                   -                  -
Accrued other expenses....................................................            22,479                   -                  -
Payables:
     Capital Shares reacquired............................................           103,880                   -                  -
     Investment securities purchased......................................         2,902,782           5,951,350            904,638
Collateral obligation on securities loaned, at value......................       290,441,000          80,999,000         13,109,000
                                                       Total Liabilities         293,962,159          87,042,415         14,054,393
Net Assets Applicable to Outstanding Shares...............................   $ 2,541,400,572       $ 587,387,985      $ 247,461,288
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,925,291,558       $ 506,822,373      $ 207,311,081
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................        28,479,568           4,494,731          2,938,193
Accumulated undistributed (overdistributed) net realized gain (loss)......       113,904,406          13,460,813          3,529,213
Net unrealized appreciation (depreciation) of investments.................       473,725,040          62,610,068         33,682,801
                                                        Total Net Assets     $ 2,541,400,572       $ 587,387,985      $ 247,461,288
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       550,000,000         280,000,000        505,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 93,399,400         $ 5,337,745        $ 1,913,186
     Shares Issued and Outstanding........................................         5,896,489             390,667            164,093
     Net Asset Value per share............................................           $ 15.84             $ 13.66            $ 11.66
Advisors Select: Net Assets...............................................      $ 61,712,646         $ 5,461,512          $ 639,471
     Shares Issued and Outstanding........................................         4,012,790             400,956             54,965
     Net Asset Value per share............................................           $ 15.38             $ 13.62            $ 11.63
Advisors Signature: Net Assets............................................       $ 5,895,958         $ 4,691,111          $ 141,937
     Shares Issued and Outstanding........................................           381,421             343,653             12,215
     Net Asset Value per share............................................           $ 15.46             $ 13.65            $ 11.62
Class A: Net Assets.......................................................      $ 64,815,400                 N/A                N/A
     Shares Issued and Outstanding........................................         4,160,568
     Net Asset Value per share............................................           $ 15.58
     Maximum Offering Price...............................................        $ 16.53(b)
Class B: Net Assets.......................................................      $ 23,373,691                 N/A                N/A
     Shares Issued and Outstanding........................................         1,504,520
     Net Asset Value per share............................................        $ 15.54(c)
Class J: Net Assets.......................................................     $ 104,620,842                 N/A                N/A
     Shares Issued and Outstanding........................................         6,803,726
     Net Asset Value per share............................................         $ 15.38(c)
Institutional: Net Assets.................................................   $ 2,028,155,758       $ 563,867,967      $ 242,210,264
     Shares Issued and Outstanding........................................       129,922,508          40,963,002         20,677,820
     Net Asset Value per share............................................           $ 15.61             $ 13.77            $ 11.71
Preferred: Net Assets.....................................................     $ 116,652,398         $ 6,758,173        $ 2,544,759
     Shares Issued and Outstanding........................................         7,488,784             492,505            217,572
     Net Asset Value per share............................................           $ 15.58             $ 13.72            $ 11.70
Select: Net Assets........................................................      $ 42,774,479         $ 1,271,477           $ 11,671
     Shares Issued and Outstanding........................................         2,758,327              92,845              1,000
     Net Asset Value per share............................................           $ 15.51             $ 13.69            $ 11.67

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners           Partners            Partners
                                                                             MidCap Growth       MidCap Growth      MidCap Growth
                               Fund Fund I Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 543,044,021       $ 284,039,634      $ 690,585,195
Assets
Investment in securities--at value  ...................................... $ 588,677,814(  a)    $ 308,071,755(a)   $ 708,912,807(a)
Cash......................................................................        10,305,375             593,026         19,687,604
Receivables:
     Capital Shares sold..................................................                 -               1,472                  -
     Dividends and interest...............................................            65,539             116,756            162,360
     Expense reimbursement from Manager...................................             1,968               1,576                  -
     Investment securities sold...........................................        10,208,483           2,051,873          6,404,159
Other assets..............................................................               135                   -                  -
                                                            Total Assets         609,259,314         310,836,458        735,166,930
Liabilities
Accrued management and investment advisory fees...........................            92,025              49,778            109,009
Accrued administrative service fees.......................................             2,360                 209                750
Accrued distribution fees.................................................             8,087                 344                845
Accrued service fees......................................................             2,864                 249                861
Accrued transfer and administrative fees..................................            37,371                 988                  -
Accrued other expenses....................................................            14,209               1,628                  -
Payables:
     Capital Shares reacquired............................................           347,378             838,258          1,499,113
     Investment securities purchased......................................        12,966,565           1,589,255         13,593,008
Collateral obligation on securities loaned, at value......................       118,671,000          50,550,000        155,124,000
                                                       Total Liabilities         132,141,859          53,030,709        170,327,586
Net Assets Applicable to Outstanding Shares...............................     $ 477,117,455       $ 257,805,749      $ 564,839,344
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 421,272,705       $ 202,293,739      $ 491,827,372
Accumulated undistributed (overdistributed) net realized gain (loss)......        10,210,957          31,479,889         54,684,360
Net unrealized appreciation (depreciation) of investments.................        45,633,793          24,032,121         18,327,612
                                                        Total Net Assets       $ 477,117,455       $ 257,805,749      $ 564,839,344
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         430,000,000        705,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 29,290,301         $ 2,600,669        $ 9,830,983
     Shares Issued and Outstanding........................................         3,013,907             206,092            839,003
     Net Asset Value per share............................................            $ 9.72             $ 12.62            $ 11.72
Advisors Select: Net Assets...............................................      $ 11,823,102         $ 1,728,671        $ 1,707,330
     Shares Issued and Outstanding........................................         1,248,145             137,663            146,145
     Net Asset Value per share............................................            $ 9.47             $ 12.56            $ 11.68
Advisors Signature: Net Assets............................................         $ 527,616           $ 232,054        $ 1,957,760
     Shares Issued and Outstanding........................................            56,206              18,456            167,973
     Net Asset Value per share............................................            $ 9.39             $ 12.57            $ 11.66
Class A: Net Assets.......................................................      $ 27,925,907         $ 1,721,976                N/A
     Shares Issued and Outstanding........................................         2,951,748             135,854
     Net Asset Value per share............................................            $ 9.46             $ 12.68
     Maximum Offering Price...............................................        $ 10.04(b)          $ 13.45(b)
Class B: Net Assets.......................................................      $ 10,516,068                 N/A                N/A
     Shares Issued and Outstanding........................................         1,122,968
     Net Asset Value per share............................................         $ 9.36(c)
Class J: Net Assets.......................................................      $ 27,962,539                 N/A                N/A
     Shares Issued and Outstanding........................................         3,078,649
     Net Asset Value per share............................................          $ 9.08(c)
Institutional: Net Assets.................................................     $ 324,292,664       $ 249,162,092      $ 538,893,679
     Shares Issued and Outstanding........................................        33,925,070          19,468,227         45,303,753
     Net Asset Value per share............................................            $ 9.56             $ 12.80            $ 11.90
Preferred: Net Assets.....................................................      $ 27,098,817         $ 1,295,002        $ 5,270,168
     Shares Issued and Outstanding........................................         2,766,828             101,691            447,191
     Net Asset Value per share............................................            $ 9.79             $ 12.73            $ 11.79
Select: Net Assets........................................................      $ 17,680,441         $ 1,065,285        $ 7,179,424
     Shares Issued and Outstanding........................................         1,824,558              84,049            611,176
     Net Asset Value per share............................................            $ 9.69             $ 12.67            $ 11.75

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners           Partners            Partners
                                                                              MidCap Value          MidCap             SmallCap
                                                                                  Fund           Value Fund I         Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 760,003,371       $ 758,162,771      $ 279,045,389
Assets
Investment in securities--at value  ...................................... $ 810,025,766(  a)    $ 854,178,656(a)   $ 291,058,881(a)
Cash......................................................................         6,393,183          26,238,103              3,884
Receivables:
     Capital Shares sold..................................................            63,541                   -                  -
     Dividends and interest...............................................           323,463             371,147             91,097
     Expense reimbursement from Manager...................................             9,727                   -                  -
     Investment securities sold...........................................         3,618,873             412,861          4,009,717
                                                            Total Assets         820,434,553         881,200,767        295,163,579
Liabilities
Accrued management and investment advisory fees...........................           128,305             145,382             43,861
Accrued administrative service fees.......................................             2,819                 936                193
Accrued distribution fees.................................................            12,745               1,017                276
Accrued service fees......................................................             3,410               1,102                225
Accrued transfer and administrative fees..................................           104,730                   -                  -
Accrued other expenses....................................................            38,537                   -                  -
Payables:
     Capital Shares reacquired............................................           208,716             917,510            198,064
     Indebtedness ........................................................                 -                   -          1,490,000
     Investment securities purchased......................................         3,307,545             270,556          1,731,188
Collateral obligation on securities loaned, at value......................       146,001,000         117,614,000         64,820,000
                                                       Total Liabilities         149,807,807         118,950,503         68,283,807
Net Assets Applicable to Outstanding Shares...............................     $ 670,626,746       $ 762,250,264      $ 226,879,772
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 564,087,801       $ 625,711,158      $ 192,970,180
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,436,898           3,262,349             63,730
Accumulated undistributed (overdistributed) net realized gain (loss)......        54,079,652          37,260,872         21,832,370
Net unrealized appreciation (depreciation) of investments.................        50,022,395          96,015,885         12,013,492
                                                        Total Net Assets       $ 670,626,746       $ 762,250,264      $ 226,879,772
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       440,000,000         280,000,000        265,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 31,635,533        $ 11,180,253        $ 3,579,561
     Shares Issued and Outstanding........................................         2,003,559             793,674            216,969
     Net Asset Value per share............................................           $ 15.79             $ 14.09            $ 16.50
Advisors Select: Net Assets...............................................      $ 23,997,448         $ 4,132,293        $ 1,264,821
     Shares Issued and Outstanding........................................         1,560,627             294,483             77,265
     Net Asset Value per share............................................           $ 15.38             $ 14.03            $ 16.37
Advisors Signature: Net Assets............................................       $ 1,364,915         $ 2,188,647          $ 166,041
     Shares Issued and Outstanding........................................            86,348             155,922             10,014
     Net Asset Value per share............................................           $ 15.81             $ 14.04            $ 16.58
Class A: Net Assets.......................................................       $ 9,266,169                 N/A                N/A
     Shares Issued and Outstanding........................................           581,665
     Net Asset Value per share............................................           $ 15.93
     Maximum Offering Price...............................................        $ 16.90(b)
Class B: Net Assets.......................................................       $ 1,323,578                 N/A                N/A
     Shares Issued and Outstanding........................................            83,301
     Net Asset Value per share............................................        $ 15.89(c)
Class J: Net Assets.......................................................      $ 95,781,785                 N/A                N/A
     Shares Issued and Outstanding........................................         6,296,176
     Net Asset Value per share............................................         $ 15.21(c)
Institutional: Net Assets.................................................     $ 466,927,888       $ 729,726,559      $ 220,550,752
     Shares Issued and Outstanding........................................        29,094,344          51,309,675         13,081,316
     Net Asset Value per share............................................           $ 16.05             $ 14.22            $ 16.86
Preferred: Net Assets.....................................................      $ 23,731,149        $ 10,084,853          $ 314,799
     Shares Issued and Outstanding........................................         1,494,843             711,500             18,849
     Net Asset Value per share............................................           $ 15.88             $ 14.17            $ 16.70
Select: Net Assets........................................................      $ 16,598,281         $ 4,937,659        $ 1,003,798
     Shares Issued and Outstanding........................................         1,053,098             349,364             60,393
     Net Asset Value per share............................................           $ 15.76             $ 14.13            $ 16.62

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners           Partners            Partners
                                                                                SmallCap        SmallCap Growth        SmallCap
                                                                             Growth Fund I          Fund II        Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 120,284,590       $ 704,766,015      $ 278,072,893
Assets
Investment in securities--at value  ...................................... $ 129,393,680(  a)    $ 779,352,810(a)   $ 292,380,573(a)
Cash......................................................................         4,491,881          28,942,153          7,560,944
Receivables:
     Capital Shares sold..................................................            36,618             932,143                  -
     Dividends and interest...............................................            20,745              66,714             18,347
     Expense reimbursement from Manager...................................               128               3,581                  -
     Investment securities sold...........................................         1,179,825           1,551,646          2,587,940
Other assets..............................................................                 -                  35                  -
                                                            Total Assets         135,122,877         810,849,082        302,547,804
Liabilities
Accrued management and investment advisory fees...........................            24,079             120,873             50,174
Accrued administrative service fees.......................................               234               1,706                149
Accrued distribution fees.................................................             1,108               7,655                140
Accrued service fees......................................................               294               2,117                174
Accrued transfer and administrative fees..................................             5,054              23,549                  -
Accrued other expenses....................................................             6,194              13,672                  -
Payables:
     Capital Shares reacquired............................................                 -               5,788             19,787
     Investment securities purchased......................................           778,473           3,036,482          2,796,320
Collateral obligation on securities loaned, at value......................        20,199,000         178,107,000         61,552,000
                                                       Total Liabilities          21,014,436         181,318,842         64,418,744
Net Assets Applicable to Outstanding Shares...............................     $ 114,108,441       $ 629,530,240      $ 238,129,060
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 100,103,867       $ 510,439,468      $ 200,731,501
Accumulated undistributed (overdistributed) net realized gain (loss)......         4,895,484          44,503,977         23,089,879
Net unrealized appreciation (depreciation) of investments.................         9,109,090          74,586,795         14,307,680
                                                        Total Net Assets       $ 114,108,441       $ 629,530,240      $ 238,129,060
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       290,000,000         440,000,000        280,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,583,055        $ 15,126,101          $ 787,336
     Shares Issued and Outstanding........................................           279,198           1,636,816             62,744
     Net Asset Value per share............................................            $ 9.25              $ 9.24            $ 12.55
Advisors Select: Net Assets...............................................         $ 890,828        $ 13,230,318          $ 756,134
     Shares Issued and Outstanding........................................            97,352           1,460,916             60,487
     Net Asset Value per share............................................            $ 9.15              $ 9.06            $ 12.50
Advisors Signature: Net Assets............................................          $ 43,497           $ 770,054          $ 774,374
     Shares Issued and Outstanding........................................             4,636              82,093             61,974
     Net Asset Value per share............................................            $ 9.38              $ 9.38            $ 12.50
Class A: Net Assets.......................................................               N/A        $ 16,262,780                N/A
     Shares Issued and Outstanding........................................                             1,725,973
     Net Asset Value per share............................................                                $ 9.42
     Maximum Offering Price...............................................                             $ 9.99(b)
Class B: Net Assets.......................................................               N/A         $ 7,412,904                N/A
     Shares Issued and Outstanding........................................                               794,714
     Net Asset Value per share............................................                             $ 9.33(c)
Class J: Net Assets.......................................................       $ 9,580,681        $ 18,405,407                N/A
     Shares Issued and Outstanding........................................         1,085,478           2,120,294
     Net Asset Value per share............................................          $ 8.83(c)           $ 8.68(c)
Institutional: Net Assets.................................................      $ 95,185,365       $ 524,636,004      $ 233,207,414
     Shares Issued and Outstanding........................................         9,972,220          54,978,190         18,325,491
     Net Asset Value per share............................................            $ 9.55              $ 9.54            $ 12.73
Preferred: Net Assets.....................................................       $ 5,360,207        $ 28,223,617        $ 2,271,457
     Shares Issued and Outstanding........................................           566,439           3,000,666            179,659
     Net Asset Value per share............................................            $ 9.46              $ 9.41            $ 12.64
Select: Net Assets........................................................         $ 464,808         $ 5,463,055          $ 332,345
     Shares Issued and Outstanding........................................            49,670             586,480             26,365
     Net Asset Value per share............................................            $ 9.36              $ 9.31            $ 12.61

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                Partners            Partners           Partners
                                                                                SmallCap           SmallCap         SmallCap Value
                                                                               Value Fund        Value Fund I          Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 301,967,697       $ 474,798,118      $ 429,449,200
Assets
Investment in securities--at value  ...................................... $ 351,621,749(  a)    $ 519,390,830(a)   $ 466,104,820(a)
Cash......................................................................         2,806,359          14,223,390          3,335,654
Receivables:
     Capital Shares sold..................................................                 -             280,763                  -
     Dividends and interest...............................................           165,713             324,303            127,863
     Investment securities sold...........................................           302,755             841,004            666,045
                                                            Total Assets         354,896,576         535,060,290        470,234,382
Liabilities
Accrued management and investment advisory fees...........................            54,224              81,812             70,573
Accrued administrative service fees.......................................               811               2,057                196
Accrued distribution fees.................................................             1,758               2,451                251
Accrued service fees......................................................             1,027               2,483                230
Accrued transfer and administrative fees..................................             5,277                   -                  -
Accrued other expenses....................................................             4,824                   -                  -
Payables:
     Capital Shares reacquired............................................           660,002                   -            152,102
     Indebtedness ........................................................           610,000                   -                  -
     Investment securities purchased......................................           226,448             864,231          1,318,989
     Variation margin on futures contracts ...............................                 -              40,300                  -
Collateral obligation on securities loaned, at value......................        73,426,000         107,270,000        101,756,000
                                                       Total Liabilities          74,990,371         108,263,334        103,298,341
Net Assets Applicable to Outstanding Shares...............................     $ 279,906,205       $ 426,796,956      $ 366,936,041
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 180,948,723       $ 357,053,453      $ 293,911,983
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................               708           1,422,036          1,599,134
Accumulated undistributed (overdistributed) net realized gain (loss)......        49,302,722          22,985,027         34,769,304
Net unrealized appreciation (depreciation) of investments.................        49,654,052          45,336,440         36,655,620
                                                        Total Net Assets       $ 279,906,205       $ 426,796,956      $ 366,936,041
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       305,000,000         265,000,000        280,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 8,630,591        $ 22,791,077        $ 3,772,032
     Shares Issued and Outstanding........................................           491,801           1,218,897            273,518
     Net Asset Value per share............................................           $ 17.55             $ 18.70            $ 13.79
Advisors Select: Net Assets...............................................       $ 3,060,185        $ 19,157,552          $ 705,334
     Shares Issued and Outstanding........................................           176,514           1,031,587             51,401
     Net Asset Value per share............................................           $ 17.34             $ 18.57            $ 13.72
Advisors Signature: Net Assets............................................         $ 263,302         $ 2,489,698          $ 129,111
     Shares Issued and Outstanding........................................            14,779             132,765              9,393
     Net Asset Value per share............................................           $ 17.82             $ 18.75            $ 13.75
Class J: Net Assets.......................................................      $ 11,900,142                 N/A                N/A
     Shares Issued and Outstanding........................................           693,345
     Net Asset Value per share............................................        $ 17.16(b)
Institutional: Net Assets.................................................     $ 237,056,012       $ 357,881,975      $ 359,927,863
     Shares Issued and Outstanding........................................        13,069,761          18,844,490         25,739,331
     Net Asset Value per share............................................           $ 18.14             $ 18.99            $ 13.98
Preferred: Net Assets.....................................................      $ 18,485,302        $ 19,682,282        $ 1,170,430
     Shares Issued and Outstanding........................................         1,032,945           1,041,883             84,232
     Net Asset Value per share............................................           $ 17.90             $ 18.89            $ 13.90
Select: Net Assets........................................................         $ 510,671         $ 4,794,372        $ 1,231,271
     Shares Issued and Outstanding........................................            28,813             254,340             88,909
     Net Asset Value per share............................................           $ 17.72             $ 18.85            $ 13.85

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                               Preferred           Principal          Principal
                                                                               Securities          LifeTime            LifeTime
                                                                                  Fund             2010 Fund          2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 621,946,919                 $ -                $ -
Investment in affiliated securities--at cost..............................               $ -       $ 974,781,761    $ 1,767,688,594
Assets
Investment in affiliated securities--at value.............................              $  -     $ 1,077,065,649    $ 1,987,514,917
Investment in securities--at value  ......................................  623,003,304(   a)                  -                  -
Cash......................................................................        25,865,952                   -                  -
Receivables:
     Capital Shares sold..................................................           572,103             209,681          2,065,644
     Dividends and interest...............................................         4,653,264           1,959,738          2,152,487
     Expense reimbursement from Manager...................................             1,754               1,799              3,608
     Investment securities sold...........................................         1,751,297                   -                  -
                                                            Total Assets         655,847,674       1,079,236,867      1,991,736,656
Liabilities
Accrued management and investment advisory fees...........................            87,499              25,213             46,491
Accrued administrative service fees.......................................                30               5,571             10,184
Accrued distribution fees.................................................             2,752              24,572             45,615
Accrued service fees......................................................                32               6,808             12,325
Accrued transfer and administrative fees..................................            12,970              14,155             31,835
Accrued other expenses....................................................            12,325              10,056             14,863
Payables:
     Capital Shares reacquired............................................               161                   -                  -
     Investment securities purchased......................................         8,364,067                   -                  -
Collateral obligation on securities loaned, at value......................        33,980,000                   -                  -
                                                       Total Liabilities          42,459,836              86,375            161,313
Net Assets Applicable to Outstanding Shares...............................     $ 613,387,838     $ 1,079,150,492    $ 1,991,575,343
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 613,613,216       $ 953,624,066    $ 1,739,189,316
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         3,576,977          17,255,701         19,452,077
Accumulated undistributed (overdistributed) net realized gain (loss)......        (4,858,740)          5,986,837         13,107,627
Net unrealized appreciation (depreciation) of investments.................         1,056,385         102,283,888        219,826,323
                                                        Total Net Assets       $ 613,387,838     $ 1,079,150,492    $ 1,991,575,343
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         455,000,000        515,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 654,626        $ 50,487,920       $ 93,449,087
     Shares Issued and Outstanding........................................            61,244           3,843,677          6,864,297
     Net Asset Value per share............................................           $ 10.69             $ 13.14            $ 13.61
Advisors Select: Net Assets...............................................          $ 21,595        $ 36,680,259       $ 71,912,997
     Shares Issued and Outstanding........................................             2,023           2,800,344          5,301,762
     Net Asset Value per share............................................           $ 10.67             $ 13.10            $ 13.56
Advisors Signature: Net Assets............................................         $ 176,284         $ 6,229,864       $ 14,416,555
     Shares Issued and Outstanding........................................            16,479             473,752          1,058,433
     Net Asset Value per share............................................           $ 10.70             $ 13.15            $ 13.62
Class A: Net Assets.......................................................       $ 7,104,864        $ 17,463,570       $ 23,722,914
     Shares Issued and Outstanding........................................           660,371           1,314,968          1,724,726
     Net Asset Value per share............................................           $ 10.76             $ 13.28            $ 13.75
     Maximum Offering Price...............................................         $ 11.30(b)         $ 14.09(c)         $ 14.59(c)
Class B: Net Assets.......................................................               N/A                 N/A        $ 5,681,786
     Shares Issued and Outstanding........................................                                                  414,275
     Net Asset Value per share............................................                                        $ 13.72(        d)
Class J: Net Assets.......................................................      $ 24,881,436       $ 191,674,319      $ 356,350,111
     Shares Issued and Outstanding........................................         2,342,561          14,551,458         26,130,332
     Net Asset Value per share............................................         $ 10.62(d)          $ 13.17(d)         $ 13.64(d)
Institutional: Net Assets.................................................     $ 580,506,550       $ 668,273,765    $ 1,243,216,693
     Shares Issued and Outstanding........................................        54,114,512          50,377,151         90,564,872
     Net Asset Value per share............................................           $ 10.73             $ 13.27            $ 13.73
Preferred: Net Assets.....................................................          $ 32,579        $ 81,573,139      $ 129,616,277
     Shares Issued and Outstanding........................................             3,042           6,180,055          9,481,808
     Net Asset Value per share............................................           $ 10.71             $ 13.20            $ 13.67
Select: Net Assets........................................................           $ 9,904        $ 26,767,656       $ 53,208,923
     Shares Issued and Outstanding........................................               926           2,032,422          3,900,838
     Net Asset Value per share............................................           $ 10.70             $ 13.17            $ 13.64

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                               Principal           Principal          Principal
                                                                                LifeTime           LifeTime            LifeTime
                                                                               2030 Fund           2040 Fund          2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................   $ 1,437,066,763       $ 662,939,394      $ 298,221,529
Assets
Investment in affiliated securities--at value.............................   $ 1,646,090,870       $ 753,913,651      $ 341,524,585
Receivables:
     Capital Shares sold..................................................         2,553,507           1,861,789            851,339
     Dividends and interest...............................................         1,258,313             397,931            101,165
     Expense reimbursement from Manager...................................             4,033               5,646                  -
                                                            Total Assets       1,649,906,723         756,179,017        342,477,089
Liabilities
Accrued management and investment advisory fees...........................            38,527              17,629              8,991
Accrued administrative service fees.......................................             8,878               3,661              1,386
Accrued distribution fees.................................................            37,581              14,671              4,032
Accrued service fees......................................................            10,733               4,429              1,670
Accrued transfer and administrative fees..................................            43,342              25,233              9,907
Accrued other expenses....................................................            17,164              14,467              7,962
                                                       Total Liabilities             156,225              80,090             33,948
Net Assets Applicable to Outstanding Shares...............................   $ 1,649,750,498       $ 756,098,927      $ 342,443,141
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,418,045,420       $ 656,461,814      $ 295,602,578
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................        10,160,979           3,087,476            634,102
Accumulated undistributed (overdistributed) net realized gain (loss)......        12,519,992           5,575,380          2,903,405
Net unrealized appreciation (depreciation) of investments.................       209,024,107          90,974,257         43,303,056
                                                        Total Net Assets     $ 1,649,750,498       $ 756,098,927      $ 342,443,141
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       515,000,000         455,000,000        480,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 79,099,571        $ 36,537,394       $ 12,547,327
     Shares Issued and Outstanding........................................         5,837,484           2,666,358            944,189
     Net Asset Value per share............................................           $ 13.55             $ 13.70            $ 13.29
Advisors Select: Net Assets...............................................      $ 60,034,182        $ 26,050,963       $ 12,525,712
     Shares Issued and Outstanding........................................         4,450,692           1,904,003            944,809
     Net Asset Value per share............................................           $ 13.49             $ 13.68            $ 13.26
Advisors Signature: Net Assets............................................      $ 11,490,146         $ 5,269,208        $ 1,712,570
     Shares Issued and Outstanding........................................           850,564             384,483            128,968
     Net Asset Value per share............................................           $ 13.51             $ 13.70            $ 13.28
Class A: Net Assets.......................................................      $ 17,508,781         $ 9,355,961        $ 5,685,196
     Shares Issued and Outstanding........................................         1,283,890             683,892            423,914
     Net Asset Value per share............................................           $ 13.64             $ 13.68            $ 13.41
     Maximum Offering Price...............................................        $ 14.47(a)          $ 14.51(a)         $ 14.23(a)
Class B: Net Assets.......................................................       $ 4,174,771         $ 3,089,868          $ 450,689
     Shares Issued and Outstanding........................................           306,957             228,118             33,899
     Net Asset Value per share............................................        $ 13.60(b)          $ 13.55(b)         $ 13.30(b)
Class J: Net Assets.......................................................     $ 292,775,106       $ 110,476,978       $ 22,053,005
     Shares Issued and Outstanding........................................        21,606,333           8,053,428          1,677,177
     Net Asset Value per share............................................         $ 13.55(b)          $ 13.72(b)         $ 13.15(b)
Institutional: Net Assets.................................................   $ 1,017,369,220       $ 503,091,818      $ 266,710,450
     Shares Issued and Outstanding........................................        74,711,400          36,387,404         19,921,824
     Net Asset Value per share............................................           $ 13.62             $ 13.83            $ 13.39
Preferred: Net Assets.....................................................     $ 108,703,866        $ 47,328,736       $ 12,922,359
     Shares Issued and Outstanding........................................         7,996,545           3,435,022            967,860
     Net Asset Value per share............................................           $ 13.59             $ 13.78            $ 13.35
Select: Net Assets........................................................      $ 58,594,855        $ 14,898,001        $ 7,835,833
     Shares Issued and Outstanding........................................         4,236,551           1,085,487            587,841
     Net Asset Value per share............................................           $ 13.83             $ 13.72            $ 13.33

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




                                                                               Principal
                                                                           LifeTime Strategic     Real Estate         Short-Term
                                                                              Income Fund       Securities Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -     $ 1,109,722,663      $ 249,400,166
Investment in affiliated securities--at cost..............................     $ 376,450,749                 $ -                $ -
Assets
Investment in affiliated securities--at value.............................     $ 403,580,208                $  -               $  -
Investment in securities--at value  ......................................                 -   1,510,501,057(  a)     248,065,942(a)
Cash......................................................................                 -              15,198            343,972
Receivables:
     Capital Shares sold..................................................             5,930           1,355,985          1,352,179
     Dividends and interest...............................................         1,087,863             130,357          1,840,894
     Investment securities sold...........................................                 -           2,959,348            407,019
     Unrealized gain on swap agreements...................................                 -                   -              4,451
     Variation margin on futures contracts................................                 -                   -              6,163
Other assets..............................................................                 -                 176                318
                                                            Total Assets         404,674,001       1,514,962,121        252,020,938
Liabilities
Accrued management and investment advisory fees...........................            12,954             216,409             16,772
Accrued administrative service fees.......................................             1,968               5,686                217
Accrued distribution fees.................................................            10,433              39,959              7,979
Accrued service fees......................................................             2,381               7,060                275
Accrued transfer and administrative fees..................................             8,911             113,111             38,849
Accrued other expenses....................................................             5,200              32,293             12,154
Payables:
     Capital Shares reacquired............................................           220,704              47,185            170,310
     Dividends payable....................................................                 -                   -            884,061
     Investment securities purchased......................................                 -           4,376,849                  -
     Variation margin on futures contracts ...............................                 -                   -              7,463
Collateral obligation on securities loaned, at value......................                 -         138,697,000         31,573,405
                                                       Total Liabilities             262,551         143,535,552         32,711,485
Net Assets Applicable to Outstanding Shares...............................     $ 404,411,450     $ 1,371,426,569      $ 219,309,453
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 365,918,048       $ 867,508,181      $ 229,283,566
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         9,625,200                   -           (394,050)
Accumulated undistributed (overdistributed) net realized gain (loss)......         1,738,743         103,139,994         (8,250,902)
Net unrealized appreciation (depreciation) of investments.................        27,129,459         400,778,394         (1,329,161)
                                                        Total Net Assets       $ 404,411,450     $ 1,371,426,569      $ 219,309,453
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       480,000,000         730,000,000        655,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 19,340,909        $ 58,100,804        $ 2,216,895
     Shares Issued and Outstanding........................................         1,534,502           2,130,912            222,055
     Net Asset Value per share............................................           $ 12.60             $ 27.27             $ 9.98
Advisors Select: Net Assets...............................................      $ 20,549,636        $ 35,259,819           $ 76,659
     Shares Issued and Outstanding........................................         1,630,705           1,305,887              7,745
     Net Asset Value per share............................................           $ 12.60             $ 27.00             $ 9.90
Advisors Signature: Net Assets............................................       $ 2,543,417         $ 2,907,719           $ 72,049
     Shares Issued and Outstanding........................................           201,404             105,867              7,259
     Net Asset Value per share............................................           $ 12.63             $ 27.47             $ 9.93
Class A: Net Assets.......................................................       $ 6,635,349       $ 125,408,082       $ 93,950,733
     Shares Issued and Outstanding........................................           520,630           4,550,767          9,461,434
     Net Asset Value per share............................................           $ 12.74             $ 27.56             $ 9.93
     Maximum Offering Price...............................................        $ 13.38(b)          $ 29.24(c)         $ 10.08(d)
Class B: Net Assets.......................................................         $ 113,954        $ 29,044,291                N/A
     Shares Issued and Outstanding........................................             9,021           1,054,015
     Net Asset Value per share............................................        $ 12.63(e)          $ 27.56(e)
Class J: Net Assets.......................................................      $ 81,151,185       $ 231,199,735       $ 53,926,547
     Shares Issued and Outstanding........................................         6,429,928           8,495,758          5,425,708
     Net Asset Value per share............................................         $ 12.62(e)          $ 27.21(e)          $ 9.94(e)
Institutional: Net Assets.................................................     $ 250,394,699       $ 770,259,074       $ 62,185,930
     Shares Issued and Outstanding........................................        19,673,066          27,948,826          6,262,912
     Net Asset Value per share............................................           $ 12.73             $ 27.56             $ 9.93
Preferred: Net Assets.....................................................      $ 19,216,295       $ 102,031,218        $ 6,027,788
     Shares Issued and Outstanding........................................         1,513,761           3,756,816            607,767
     Net Asset Value per share............................................           $ 12.69             $ 27.16             $ 9.92
Select: Net Assets........................................................       $ 4,466,006        $ 17,215,827          $ 852,852
     Shares Issued and Outstanding........................................           353,196             634,372             86,625
     Net Asset Value per share............................................           $ 12.64             $ 27.14             $ 9.85

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d) Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(e) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006




====================================================================================================================================
                                                                                                                       SmallCap
                                                                                SmallCap           SmallCap            S&P 600
                                                                               Blend Fund         Growth Fund         Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 392,490,378        $ 51,954,655      $ 435,556,049
Assets
Investment in securities--at value  ...................................... $ 425,528,255(  a)     $ 55,886,372(a)   $ 490,253,291(a)
Cash......................................................................            12,138              10,001             10,107
Receivables:
     Capital Shares sold..................................................             8,864              62,862             34,194
     Dividends and interest...............................................           137,816               7,719            167,000
     Investment securities sold...........................................         1,427,872             119,011                  -
Other assets..............................................................               729                   -                  -
                                                            Total Assets         427,115,674          56,085,965        490,464,592
Liabilities
Accrued management and investment advisory fees...........................            48,066               6,509             11,175
Accrued administrative service fees.......................................               359                  53              3,910
Accrued distribution fees.................................................            20,086               3,404             10,445
Accrued service fees......................................................               452                  66              4,889
Accrued transfer and administrative fees..................................           116,437              13,184             26,211
Accrued other expenses....................................................            35,643               9,738             13,806
Payables:
     Capital Shares reacquired............................................            77,420              17,945             54,009
     Investment securities purchased......................................         5,545,851             661,582            329,420
Collateral obligation on securities loaned, at value......................        87,222,000          10,152,000        102,484,000
                                                       Total Liabilities          93,066,314          10,864,481        102,937,865
Net Assets Applicable to Outstanding Shares...............................     $ 334,049,360        $ 45,221,484      $ 387,526,727
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 273,818,233        $ 41,460,205      $ 310,285,236
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................                 -                   -          1,643,473
Accumulated undistributed (overdistributed) net realized gain (loss)......        27,193,250            (170,438)        20,900,776
Net unrealized appreciation (depreciation) of investments.................        33,037,877           3,931,717         54,697,242
                                                        Total Net Assets       $ 334,049,360        $ 45,221,484      $ 387,526,727
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         705,000,000        305,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,284,833            $ 71,271       $ 34,152,974
     Shares Issued and Outstanding........................................           132,777               7,990          1,821,755
     Net Asset Value per share............................................           $ 17.21              $ 8.92            $ 18.75
Advisors Select: Net Assets...............................................       $ 2,489,980           $ 573,567       $ 22,868,457
     Shares Issued and Outstanding........................................           145,915              64,873          1,228,896
     Net Asset Value per share............................................           $ 17.06              $ 8.84            $ 18.61
Advisors Signature: Net Assets............................................         $ 187,100            $ 76,603        $ 1,949,021
     Shares Issued and Outstanding........................................            10,921               8,772            105,887
     Net Asset Value per share............................................           $ 17.13              $ 8.73            $ 18.41
Class A: Net Assets.......................................................     $ 109,783,481                 N/A                N/A
     Shares Issued and Outstanding........................................         6,346,456
     Net Asset Value per share............................................           $ 17.30
     Maximum Offering Price...............................................        $ 18.36(b)
Class B: Net Assets.......................................................      $ 24,476,405                 N/A                N/A
     Shares Issued and Outstanding........................................         1,429,712
     Net Asset Value per share............................................        $ 17.12(c)
Class J: Net Assets.......................................................     $ 146,800,484        $ 35,009,012       $ 73,823,783
     Shares Issued and Outstanding........................................         8,799,747           4,158,531          4,103,847
     Net Asset Value per share............................................         $ 16.68(c)           $ 8.42(c)         $ 17.99(c)
Institutional: Net Assets.................................................      $ 39,491,682         $ 8,368,052      $ 165,346,487
     Shares Issued and Outstanding........................................         2,262,779             940,969          8,901,189
     Net Asset Value per share............................................           $ 17.45              $ 8.89            $ 18.58
Preferred: Net Assets.....................................................       $ 7,083,519         $ 1,061,405       $ 76,595,098
     Shares Issued and Outstanding........................................           403,933             116,553          4,053,318
     Net Asset Value per share............................................           $ 17.54              $ 9.11            $ 18.90
Select: Net Assets........................................................       $ 1,451,876            $ 61,574       $ 12,790,907
     Shares Issued and Outstanding........................................            83,328               6,791            677,950
     Net Asset Value per share............................................           $ 17.42              $ 9.07            $ 18.87

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                                October 31, 2006


                                                                                SmallCap          Ultra Short
                                                                               Value Fund          Bond Fund
------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 245,067,826       $ 289,156,411
Assets
Investment in securities--at value  ......................................  $ 266,266,261(a)    $ 289,270,990(a)
Cash......................................................................            10,000              19,330
Receivables:
     Capital Shares sold..................................................           365,347           2,888,609
     Dividends and interest...............................................            67,000           2,102,015
     Expense reimbursement from Manager...................................             3,025                 197
     Investment securities sold...........................................                 -           1,483,988
     Variation margin on futures contracts................................                 -              16,088
                                                            Total Assets         266,711,633         295,781,217
Liabilities
Accrued management and investment advisory fees...........................            31,788              22,065
Accrued administrative service fees.......................................             1,044               1,009
Accrued distribution fees.................................................             7,704               4,822
Accrued service fees......................................................             1,283               1,318
Accrued transfer and administrative fees..................................            25,350              17,060
Accrued other expenses....................................................            13,136              10,287
Payables:
     Capital Shares reacquired............................................                81              16,893
     Dividends payable....................................................                 -           1,168,942
     Investment securities purchased......................................                 -             400,000
     Variation margin on futures contracts ...............................                 -              21,982
Collateral obligation on securities loaned, at value......................        43,545,000           4,080,000
                                                       Total Liabilities          43,625,386           5,744,378
Net Assets Applicable to Outstanding Shares...............................     $ 223,086,247       $ 290,036,839
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 190,430,785       $ 289,877,983
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           543,337                   -
Accumulated undistributed (overdistributed) net realized gain (loss)......        10,913,690              45,897
Net unrealized appreciation (depreciation) of investments.................        21,198,435             112,959
                                                        Total Net Assets       $ 223,086,247       $ 290,036,839
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       830,000,000         695,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 9,384,995         $ 2,499,708
     Shares Issued and Outstanding........................................           488,064             249,627
     Net Asset Value per share............................................           $ 19.23             $ 10.01
Advisors Select: Net Assets...............................................       $ 6,640,789         $ 9,463,559
     Shares Issued and Outstanding........................................           348,622             947,184
     Net Asset Value per share............................................           $ 19.05              $ 9.99
Advisors Signature: Net Assets............................................       $ 1,057,938            $ 10,588
     Shares Issued and Outstanding........................................            55,466               1,060
     Net Asset Value per share............................................           $ 19.07              $ 9.99
Class A: Net Assets.......................................................       $ 8,838,730        $ 20,427,306
     Shares Issued and Outstanding........................................           460,115           2,030,462
     Net Asset Value per share............................................           $ 19.21             $ 10.06
     Maximum Offering Price...............................................        $ 20.38(b)           $ 10.16(c)
Class B: Net Assets.......................................................       $ 1,612,340                 N/A
     Shares Issued and Outstanding........................................            84,218
     Net Asset Value per share............................................        $ 19.14(d)
Class J: Net Assets.......................................................      $ 67,102,073        $ 37,801,175
     Shares Issued and Outstanding........................................         3,593,460           3,783,184
     Net Asset Value per share............................................         $ 18.67(d)           $ 9.99(d)
Institutional: Net Assets.................................................     $ 105,863,303       $ 192,510,069
     Shares Issued and Outstanding........................................         5,480,289          19,133,884
     Net Asset Value per share............................................           $ 19.32             $ 10.06
Preferred: Net Assets.....................................................      $ 18,179,712        $ 27,313,641
     Shares Issued and Outstanding........................................           936,079           2,734,209
     Net Asset Value per share............................................           $ 19.42              $ 9.99
Select: Net Assets........................................................       $ 4,406,367            $ 10,793
     Shares Issued and Outstanding........................................           227,885               1,082
     Net Asset Value per share............................................           $ 19.34              $ 9.98

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c) Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.
(d) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006




                                                                         Bond & Mortgage       Disciplined          Diversified
                                                                           Securities            LargeCap          International
                                                                              Fund              Blend Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -         $ 15,496,410         $ 16,753,536
     Withholding tax on foreign dividends............................                   -                    -           (2,109,427)
     Interest........................................................          90,706,862            1,051,890              417,526
     Securities lending..............................................             758,573               23,170               41,965
                                                          Total Income         91,465,435           16,571,470           15,103,600
Expenses:
     Management and investment advisory fees.........................           8,920,241            5,236,138            5,968,204
     Distribution fees - Advisors Preferred..........................             104,611                6,369               76,019
     Distribution fees - Advisors Select.............................             121,126                3,699               45,764
     Distribution fees - Advisors Signature..........................              10,631                  941                6,796
     Distribution fees - Class A.....................................             425,603              230,726              843,161
     Distribution fees - Class B.....................................             244,583              128,158              375,392
     Distribution fees - Class J.....................................           1,118,461                  N/A              759,268
     Distribution fees - Select......................................              14,306                3,262                7,438
     Administrative service fees - Advisors Preferred................              62,767                3,821               45,612
     Administrative service fees - Advisors Select...................              80,752                2,466               30,510
     Administrative service fees - Advisors Signature................               8,505                  753                5,436
     Administrative service fees - Preferred.........................              88,536                  874               38,560
     Administrative service fees - Select............................              18,597                4,241                9,669
     Registration fees - Class A.....................................              23,556               20,585               28,700
     Registration fees - Class B.....................................              24,247               21,103               21,665
     Registration fees - Class J.....................................              24,765                  N/A               25,600
     Service fees - Advisors Preferred...............................              71,135                4,331               51,693
     Service fees - Advisors Select..................................             100,938                3,083               38,136
     Service fees - Advisors Signature...............................               7,593                  672                4,854
     Service fees - Preferred........................................             120,732                1,192               52,582
     Service fees - Select...........................................              21,459                4,893               11,156
     Shareholder reports - Class A...................................              28,304               22,668               64,345
     Shareholder reports - Class B...................................               7,362                3,695               11,133
     Shareholder reports - Class J...................................              47,254                  N/A               25,998
     Transfer and administrative fees - Class A......................             383,721              290,590              808,083
     Transfer and administrative fees - Class B......................             103,955               59,446              160,284
     Transfer and administrative fees - Class J......................             408,345                  N/A              239,718
     Other expenses..................................................               9,658                3,818                2,905
     Reverse repurchase agreement interest expense...................             694,601                    -                    -
                                                  Total Gross Expenses         13,296,344            6,057,524            9,758,681
     Less: Reimbursement from Manager - Class A......................             245,569                    -                    -
     Less: Reimbursement from Manager - Class B......................             110,322                    -                    -
     Less: Reimbursement from Manager - Class J......................              26,859                  N/A                    -
                                                    Total Net Expenses         12,913,594            6,057,524            9,758,681
                                Net Investment Income (Operating Loss)         78,551,841           10,513,946            5,344,919

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $0, $0 and $26,353,
        respectively)................................................          (6,816,725)          26,027,117          100,719,942
     Foreign currency transactions...................................                   -                    -             (240,819)
     Futures contracts...............................................             264,128            1,036,219                    -
     Swap agreements.................................................             375,171                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          17,204,232           81,242,453                    -
     Investments(net of deferred foreign tax payable of $0, $0 and
$27,991,
        respectively)................................................                   -                    -           58,669,783
     Futures contracts...............................................             325,053              (62,300)                   -
     Swap agreements.................................................           1,557,862                    -                    -
     Translation of assets and liabilities in foreign currencies.....                   -                    -               37,475
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         12,909,721          108,243,489          159,186,381
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 91,461,562        $ 118,757,435        $ 164,531,300

See accompanying notes.

                                                                           Government          High Quality
                                                                         & High Quality     Intermediate-Term        High Yield
                                                                            Bond Fund           Bond Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Interest........................................................       $  20,083,658         $  6,637,753         $  6,512,480
     Securities lending..............................................              90,542               33,630               12,195
                                                          Total Income         20,174,200            6,671,383            6,524,675
Expenses:
     Management and investment advisory fees.........................           1,617,006              496,920              544,912
     Distribution fees - Advisors Preferred..........................              17,873              112,473                  N/A
     Distribution fees - Advisors Select.............................              23,087               14,271                  N/A
     Distribution fees - Advisors Signature..........................               1,584                1,444                  N/A
     Distribution fees - Class A.....................................             546,198                  N/A                  N/A
     Distribution fees - Class B.....................................             392,676                  N/A                  N/A
     Distribution fees - Class J.....................................             530,942              182,189                  N/A
     Distribution fees - Select......................................               2,062                1,179                  N/A
     Administrative service fees - Advisors Preferred................              10,724               67,484                  N/A
     Administrative service fees - Advisors Select...................              15,391                9,514                  N/A
     Administrative service fees - Advisors Signature................               1,267                1,155                  N/A
     Administrative service fees - Preferred.........................              12,980               32,108                  N/A
     Administrative service fees - Select............................               2,681                1,533                  N/A
     Registration fees - Class A.....................................              25,006                  N/A                  N/A
     Registration fees - Class B.....................................              21,199                  N/A                  N/A
     Registration fees - Class J.....................................              19,001               17,500                  N/A
     Service fees - Advisors Preferred...............................              12,153               76,481                  N/A
     Service fees - Advisors Select..................................              19,239               11,893                  N/A
     Service fees - Advisors Signature...............................               1,132                1,031                  N/A
     Service fees - Preferred........................................              17,700               43,784                  N/A
     Service fees - Select...........................................               3,093                1,768                  N/A
     Shareholder reports - Class A...................................              31,502                  N/A                  N/A
     Shareholder reports - Class B...................................               8,896                  N/A                  N/A
     Shareholder reports - Class J...................................              24,615                5,163                  N/A
     Transfer and administrative fees - Class A......................             410,598                  N/A                  N/A
     Transfer and administrative fees - Class B......................             115,917                  N/A                  N/A
     Transfer and administrative fees - Class J......................             220,868               78,256                  N/A
     Other expenses..................................................               2,060                  555                  549
     Reverse repurchase agreement interest expense...................             436,218              377,384                    -
                                                  Total Gross Expenses          4,543,668            1,534,085              545,461
     Less: Reimbursement from Manager - Class J......................                   -               51,228                  N/A
                                                    Total Net Expenses          4,543,668            1,482,857              545,461
                                Net Investment Income (Operating Loss)         15,630,532            5,188,526            5,979,214

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          (3,761,332)            (383,528)            (539,216)
     Futures contracts...............................................            (585,645)             (16,554)                   -
     Swap agreements.................................................             609,970              (22,377)                   -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................           4,301,136              961,676            1,236,953
     Futures contracts...............................................            (224,133)                 500                    -
     Swap agreements.................................................             166,875               60,759                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies            506,871              600,476              697,737
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 16,137,403          $ 5,789,002          $ 6,676,951


See accompanying notes.

                                                                                              International        International
                                                                            Inflation            Emerging              Growth
                                                                         Protection Fund       Markets Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................                 $ -          $ 6,073,787         $ 22,052,644
     Withholding tax on foreign dividends............................                   -             (571,301)          (2,770,058)
     Interest........................................................           6,288,702              233,722              580,163
     Securities lending..............................................              36,389               49,718               71,125
                                                          Total Income          6,325,091            5,785,926           19,933,874
Expenses:
     Management and investment advisory fees.........................             375,925            2,932,054            9,966,850
     Distribution fees - Advisors Preferred..........................               1,387               10,960               51,078
     Distribution fees - Advisors Select.............................               1,275                6,251               35,287
     Distribution fees - Advisors Signature..........................                 114                2,965                5,987
     Distribution fees - Class A.....................................               7,549              171,506                  N/A
     Distribution fees - Class B.....................................                 N/A              103,513                  N/A
     Distribution fees - Class J.....................................              24,397              564,325              284,906
     Distribution fees - Select......................................                 401                1,120               12,433
     Administrative service fees - Advisors Preferred................                 832                6,576               30,647
     Administrative service fees - Advisors Select...................                 850                4,167               23,525
     Administrative service fees - Advisors Signature................                  91                2,372                4,790
     Administrative service fees - Preferred.........................                  96                9,964               14,304
     Administrative service fees - Select............................                 522                1,455               16,162
     Registration fees - Class A.....................................              22,121               25,297                  N/A
     Registration fees - Class B.....................................                 N/A               21,790                  N/A
     Registration fees - Class J.....................................              20,000               20,491               18,142
     Service fees - Advisors Preferred...............................                 943                7,453               34,733
     Service fees - Advisors Select..................................               1,062                5,209               29,405
     Service fees - Advisors Signature...............................                  82                2,118                4,277
     Service fees - Preferred........................................                 130               13,587               19,506
     Service fees - Select...........................................                 602                1,679               18,649
     Shareholder reports - Class A...................................                 310               15,234                  N/A
     Shareholder reports - Class B...................................                 N/A                3,868                  N/A
     Shareholder reports - Class J...................................               1,043               19,934                7,668
     Transfer and administrative fees - Class A......................              15,326              230,886                  N/A
     Transfer and administrative fees - Class B......................                 N/A               61,621                  N/A
     Transfer and administrative fees - Class J......................              16,735              191,555              106,399
     Other expenses..................................................                 415                  945                4,352
     Reverse repurchase agreement interest expense...................           1,057,648                    -                    -
                                                  Total Gross Expenses          1,549,856            4,438,895           10,689,100
     Less: Reimbursement from Manager - Class A......................              62,391                    -                  N/A
     Less: Reimbursement from Manager - Class J......................              78,136                    -                    -
                                                    Total Net Expenses          1,409,329            4,438,895           10,689,100
                                Net Investment Income (Operating Loss)          4,915,762            1,347,031            9,244,774

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $0, $192,275 and $0,
         respectively)...............................................          (1,435,723)          27,835,553          125,026,361
     Foreign currency transactions...................................                   -             (477,134)            (218,608)
     Swap agreements.................................................            (95,347)                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................            (881,301)                   -           93,205,579
     Investments(net of deferred foreign tax payable of $0, $122,093 and $0,
        respectively)................................................                   -           34,314,777                    -
     Futures contracts...............................................                 276                    -                    -
     Swap agreements.................................................             290,723                    -                    -
     Translation of assets and liabilities in foreign currencies.....                   -               20,367               22,814
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         (2,121,372)          61,693,563          218,036,146
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 2,794,390         $ 63,040,594        $ 227,280,920


See accompanying notes.

                                                                                                 LargeCap
                                                                            LargeCap          S&P 500 Index           LargeCap
                                                                           Growth Fund             Fund              Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 7,306,436         $ 15,252,488         $ 14,493,224
     Interest........................................................           2,143,566            1,036,474              700,169
     Securities lending..............................................              48,751               55,997               20,254
                                                          Total Income          9,498,753           16,344,959           15,213,647
Expenses:
     Management and investment advisory fees.........................           4,310,950            1,241,257            2,852,897
     Distribution fees - Advisors Preferred..........................              63,176              287,228                4,639
     Distribution fees - Advisors Select.............................              23,541              187,946               13,108
     Distribution fees - Advisors Signature..........................              12,662               19,343                1,603
     Distribution fees - Class A.....................................             670,232              112,666              608,434
     Distribution fees - Class B.....................................             299,509                  N/A              207,678
     Distribution fees - Class J.....................................             142,549            1,695,741              191,966
     Distribution fees - Select......................................              10,631               27,514                1,052
     Administrative service fees - Advisors Preferred................              37,906              172,338                2,783
     Administrative service fees - Advisors Select...................              15,694              125,298                8,739
     Administrative service fees - Advisors Signature................              10,130               15,474                1,282
     Administrative service fees - Preferred.........................              25,757              206,189                8,246
     Administrative service fees - Select............................              13,820               35,768                1,368
     Registration fees - Class A.....................................              24,694               22,468               23,726
     Registration fees - Class B.....................................              22,612                  N/A               22,894
     Registration fees - Class J.....................................              15,551               24,902               17,300
     Service fees - Advisors Preferred...............................              42,959              195,314                3,154
     Service fees - Advisors Select..................................              19,617              156,621               10,923
     Service fees - Advisors Signature...............................               9,045               13,816                1,145
     Service fees - Preferred........................................              35,123              281,167               11,244
     Service fees - Select...........................................              15,947               41,272                1,579
     Shareholder reports - Class A...................................              71,682               17,620               50,566
     Shareholder reports - Class B...................................              11,085                  N/A                7,683
     Shareholder reports - Class J...................................               7,360               60,173                8,476
     Transfer and administrative fees - Class A......................             858,792              239,332              594,761
     Transfer and administrative fees - Class B......................             150,004                  N/A              100,525
     Transfer and administrative fees - Class J......................              67,439              498,115               76,209
     Other expenses..................................................               3,791                3,607                2,791
                                                        Total Expenses          6,992,258            5,681,169            4,836,771
                                Net Investment Income (Operating Loss)          2,506,495           10,663,790           10,376,876

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          33,010,093            1,292,852           33,458,888
     Futures contracts...............................................                   -            1,727,227              306,431
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          38,701,300          105,554,115           69,375,499
     Futures contracts...............................................                   -            1,112,713              321,434
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         71,711,393          109,686,907          103,462,252
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 74,217,888        $ 120,350,697        $ 113,839,128

See accompanying notes.

                                                                                                                       MidCap
                                                                             MidCap               MidCap              S&P 400
                                                                           Blend Fund          Growth Fund           Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 9,731,990             $ 76,065          $ 1,726,724
     Interest........................................................             241,645               51,245              167,288
     Securities lending..............................................              85,200                6,111              106,159
                                                          Total Income         10,058,835              133,421            2,000,171
Expenses:
     Management and investment advisory fees.........................           4,990,756              175,119              208,057
     Distribution fees - Advisors Preferred..........................              13,702                4,154               63,305
     Distribution fees - Advisors Select.............................               8,305                5,977               66,098
     Distribution fees - Advisors Signature..........................               1,367                  233                6,098
     Distribution fees - Class A.....................................           1,305,573                  N/A                  N/A
     Distribution fees - Class B.....................................             495,786                  N/A                  N/A
     Distribution fees - Class J.....................................             688,404              105,886              161,895
     Distribution fees - Select......................................               3,617                  163                8,886
     Administrative service fees - Advisors Preferred................               8,221                2,492               37,983
     Administrative service fees - Advisors Select...................               5,537                3,985               44,066
     Administrative service fees - Advisors Signature................               1,094                  186                4,878
     Administrative service fees - Preferred.........................              23,073                  692               47,057
     Administrative service fees - Select............................               4,702                  212               11,552
     Registration fees - Class A.....................................              28,530                  N/A                  N/A
     Registration fees - Class B.....................................              22,033                  N/A                  N/A
     Registration fees - Class J.....................................              20,005               13,192               16,499
     Service fees - Advisors Preferred...............................               9,317                2,825               43,047
     Service fees - Advisors Select..................................               6,921                4,981               55,081
     Service fees - Advisors Signature...............................                 976                  166                4,356
     Service fees - Preferred........................................              31,464                  944               64,168
     Service fees - Select...........................................               5,425                  244               13,330
     Shareholder reports - Class A...................................              94,282                  N/A                  N/A
     Shareholder reports - Class B...................................              18,682                  N/A                  N/A
     Shareholder reports - Class J...................................              24,936                3,259                4,804
     Transfer and administrative fees - Class A......................           1,141,694                  N/A                  N/A
     Transfer and administrative fees - Class B......................             243,476                  N/A                  N/A
     Transfer and administrative fees - Class J......................             240,995               52,493               61,785
     Other expenses..................................................               3,426                  142                  612
                                                  Total Gross Expenses          9,442,299              377,345              923,557
     Less: Reimbursement from Manager - Class A......................             550,984                  N/A                  N/A
     Less: Reimbursement from Manager - Class B......................             308,547                  N/A                  N/A
                                                    Total Net Expenses          8,582,768              377,345              923,557
                                Net Investment Income (Operating Loss)          1,476,067             (243,924)           1,076,614

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          77,418,330              841,251            5,031,704
     Futures contracts...............................................                   -                    -              318,699
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          21,554,643              542,244            8,285,438
     Futures contracts...............................................                   -                    -              139,875
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         98,972,973            1,383,495           13,775,716
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 100,449,040          $ 1,139,571         $ 14,852,330

See accompanying notes.

                                                                                                                      Partners
                                                                             MidCap               Money                Global
                                                                           Value Fund          Market Fund          Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 2,582,594                  $ -            $ 438,518
     Withholding tax on foreign dividends............................                   -                    -              (38,870)
     Interest........................................................              56,725           31,670,252                8,913
     Securities lending..............................................              47,501                    -                1,150
                                                          Total Income          2,686,820           31,670,252              409,711
Expenses:
     Management and investment advisory fees.........................             850,777            2,597,951              198,582
     Distribution fees - Advisors Preferred..........................               1,462               32,693                2,251
     Distribution fees - Advisors Select.............................               2,501               37,810                1,495
     Distribution fees - Advisors Signature..........................                 158                7,331                  661
     Distribution fees - Class B.....................................                 N/A               20,269                  N/A
     Distribution fees - Class J.....................................             609,475              367,432                  N/A
     Distribution fees - Select......................................                 915                3,283                  973
     Administrative service fees - Advisors Preferred................                 877               19,616                1,350
     Administrative service fees - Advisors Select...................               1,668               25,207                  996
     Administrative service fees - Advisors Signature................                 127                5,865                  529
     Administrative service fees - Preferred.........................               1,255               36,813                  736
     Administrative service fees - Select............................               1,189                4,267                1,265
     Registration fees - Class A.....................................                 N/A               54,200                  N/A
     Registration fees - Class B.....................................                 N/A               31,596                  N/A
     Registration fees - Class J.....................................              17,848               17,498                  N/A
     Service fees - Advisors Preferred...............................                 994               22,231                1,530
     Service fees - Advisors Select..................................               2,084               31,508                1,246
     Service fees - Advisors Signature...............................                 113                5,237                  472
     Service fees - Preferred........................................               1,712               50,200                1,003
     Service fees - Select...........................................               1,372                4,924                1,460
     Shareholder reports - Class A...................................                 N/A               32,575                  N/A
     Shareholder reports - Class B...................................                 N/A                  646                  N/A
     Shareholder reports - Class J...................................              14,450               64,548                  N/A
     Transfer and administrative fees - Class A......................                 N/A              442,720                  N/A
     Transfer and administrative fees - Class B......................                 N/A               16,197                  N/A
     Transfer and administrative fees - Class J......................             203,077              593,674                  N/A
     Other expenses..................................................                 587                2,858                  103
                                                  Total Gross Expenses          1,712,641            4,529,149              214,652
     Less: Reimbursement from Manager - Class B......................                 N/A               23,506                  N/A
                                                    Total Net Expenses          1,712,641            4,505,643              214,652
                                Net Investment Income (Operating Loss)            974,179           27,164,609              195,059

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................           7,944,721                    -            1,131,521
     Foreign currency transactions...................................                   -                    -              (12,761)
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          10,403,477                    -            1,598,882
     Translation of assets and liabilities in foreign currencies.....                   -                    -                2,302
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         18,348,198                    -            2,719,944
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 19,322,377         $ 27,164,609          $ 2,915,003

See accompanying notes.

                                                                            Partners             Partners             Partners
                                                                          International          LargeCap             LargeCap
                                                                              Fund              Blend Fund          Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................        $ 18,673,935         $ 15,795,438          $ 3,674,459
     Withholding tax on foreign dividends............................          (2,153,119)                   -                    -
     Interest........................................................             600,193              178,906               81,179
     Securities lending..............................................              19,051              148,028               16,050
                                                          Total Income         17,140,060           16,122,372            3,771,688
Expenses:
     Management and investment advisory fees.........................           7,962,057            6,463,592              957,510
     Distribution fees - Advisors Preferred..........................              32,543               75,605                6,119
     Distribution fees - Advisors Select.............................              36,536               92,078               11,447
     Distribution fees - Advisors Signature..........................               4,623                4,537                1,520
     Distribution fees - Class A.....................................                 N/A              140,007              331,407
     Distribution fees - Class B.....................................                 N/A              200,782              185,020
     Distribution fees - Class J.....................................                 N/A              437,514              207,006
     Distribution fees - Select......................................               8,128               10,022                2,193
     Administrative service fees - Advisors Preferred................              19,526               45,364                3,672
     Administrative service fees - Advisors Select...................              24,358               61,385                7,631
     Administrative service fees - Advisors Signature................               3,698                3,630                1,216
     Administrative service fees - Preferred.........................              23,015               48,028                4,178
     Administrative service fees - Select............................              10,566               13,029                2,850
     Registration fees - Class A.....................................                 N/A               21,662               21,685
     Registration fees - Class B.....................................                 N/A               21,212               21,315
     Registration fees - Class J.....................................                 N/A               17,955               15,729
     Service fees - Advisors Preferred...............................              22,129               51,412                4,161
     Service fees - Advisors Select..................................              30,447               76,731                9,539
     Service fees - Advisors Signature...............................               3,302                3,241                1,086
     Service fees - Preferred........................................              31,385               65,493                5,698
     Service fees - Select...........................................              12,191               15,033                3,289
     Shareholder reports - Class A...................................                 N/A               12,792               40,035
     Shareholder reports - Class B...................................                 N/A                5,482                7,043
     Shareholder reports - Class J...................................                 N/A               12,936                5,524
     Transfer and administrative fees - Class A......................                 N/A              192,767              478,231
     Transfer and administrative fees - Class B......................                 N/A               77,571              102,738
     Transfer and administrative fees - Class J......................                 N/A              124,843               56,907
     Other expenses..................................................               3,141                3,827                  919
                                                        Total Expenses          8,227,645            8,298,530            2,495,668
                                Net Investment Income (Operating Loss)          8,912,415            7,823,842            1,276,020

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          62,769,058           46,484,630           10,364,148
     Foreign currency transactions...................................             (58,871)                   -                    -
     Futures contracts...............................................           1,771,204              362,390              497,987
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          89,006,838           71,965,652           16,695,169
     Futures contracts...............................................             347,849              242,932                4,829
     Translation of assets and liabilities in foreign currencies.....             571,003                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        154,407,081          119,055,604           27,562,133
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 163,319,496        $ 126,879,446         $ 28,838,153

See accompanying notes.

                                                                             Partners            Partners             Partners
                                                                            LargeCap             LargeCap         LargeCap Growth
                                                                           Growth Fund        Growth Fund I           Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 2,888,646         $ 11,346,105          $ 8,736,639
     Interest........................................................             101,435              539,449              670,535
     Securities lending..............................................               7,779              563,772               27,989
                                                          Total Income          2,997,860           12,449,326            9,435,163
Expenses:
     Management and investment advisory fees.........................           2,290,305            7,298,420            8,533,285
     Distribution fees - Advisors Preferred..........................               4,591               72,500               21,401
     Distribution fees - Advisors Select.............................               7,093               63,413               41,955
     Distribution fees - Advisors Signature..........................               1,215                2,047                1,395
     Distribution fees - Class A.....................................                 N/A              122,960                  965
     Distribution fees - Class B.....................................                 N/A              132,091                  N/A
     Distribution fees - Class J.....................................              47,712              165,127               60,779
     Distribution fees - Select......................................                  18                4,865               20,068
     Administrative service fees - Advisors Preferred................               2,755               43,500               12,841
     Administrative service fees - Advisors Select...................               4,729               42,276               27,970
     Administrative service fees - Advisors Signature................                 972                1,638                1,116
     Administrative service fees - Preferred.........................                  27               34,109               21,773
     Administrative service fees - Select............................                  23                6,325               26,089
     Registration fees - Class A.....................................                 N/A               20,944               22,793
     Registration fees - Class B.....................................                 N/A               21,253                  N/A
     Registration fees - Class J.....................................              12,602               17,001               15,001
     Service fees - Advisors Preferred...............................               3,122               49,300               14,553
     Service fees - Advisors Select..................................               5,911               52,844               34,962
     Service fees - Advisors Signature...............................                 867                1,462                  996
     Service fees - Preferred........................................                  37               46,512               29,691
     Service fees - Select...........................................                  27                7,298               30,103
     Shareholder reports - Class A...................................                 N/A               17,765                  104
     Shareholder reports - Class B...................................                 N/A                5,633                  N/A
     Shareholder reports - Class J...................................               1,521                8,002                2,599
     Transfer and administrative fees - Class A......................                 N/A              240,412               10,933
     Transfer and administrative fees - Class B......................                 N/A               76,099                  N/A
     Transfer and administrative fees - Class J......................              28,226               75,605               28,709
     Other expenses..................................................               1,055                4,321                3,810
                                                  Total Gross Expenses          2,412,808            8,633,722            8,963,891
     Less: Reimbursement from Manager - Class A......................                 N/A                    -               32,083
     Less: Reimbursement from Manager - Class J......................              18,515                    -               14,897
                                                    Total Net Expenses          2,394,293            8,633,722            8,916,911
                                Net Investment Income (Operating Loss)            603,567            3,815,604              518,252

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................           7,707,509           57,172,056           56,817,644
     Foreign currency transactions...................................              18,204                    -              (45,677)
     Futures contracts...............................................           1,007,481                    -              444,230
Change in unrealized appreciation/depreciation of:
     Investments.....................................................           8,214,416            6,594,912           31,720,273
     Futures contracts...............................................             (30,048)                   -               89,484
     Translation of assets and liabilities in foreign currencies.....             (16,473)                   -             (272,333)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         16,901,089           63,766,968           88,753,621
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 17,504,656         $ 67,582,572         $ 89,271,873


See accompanying notes.

                                                                            Partners             Partners             Partners
                                                                         LargeCap Value       LargeCap Value       LargeCap Value
                               Fund Fund I Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................        $ 50,488,035          $ 8,256,457          $ 5,302,783
     Interest........................................................           2,352,274              271,150              160,361
     Securities lending..............................................              87,719               22,208               15,242
                                                          Total Income         52,928,028            8,549,815            5,478,386
Expenses:
     Management and investment advisory fees.........................          16,314,826            3,271,462            1,812,059
     Distribution fees - Advisors Preferred..........................             189,028                8,447                3,246
     Distribution fees - Advisors Select.............................             150,911                8,612                1,005
     Distribution fees - Advisors Signature..........................              13,225                5,503                  377
     Distribution fees - Class A.....................................             148,804                  N/A                  N/A
     Distribution fees - Class B.....................................             173,178                  N/A                  N/A
     Distribution fees - Class J.....................................             420,891                  N/A                  N/A
     Distribution fees - Select......................................              31,522                  622                  172
     Administrative service fees - Advisors Preferred................             113,418                5,068                1,948
     Administrative service fees - Advisors Select...................             100,608                5,741                  670
     Administrative service fees - Advisors Signature................              10,580                4,403                  302
     Administrative service fees - Preferred.........................              94,341                5,963                1,972
     Administrative service fees - Select............................              40,978                  808                  224
     Registration fees - Class A.....................................              21,869                  N/A                  N/A
     Registration fees - Class B.....................................              21,577                  N/A                  N/A
     Registration fees - Class J.....................................              20,499                  N/A                  N/A
     Service fees - Advisors Preferred...............................             128,539                5,744                2,207
     Service fees - Advisors Select..................................             125,759                7,177                  837
     Service fees - Advisors Signature...............................               9,447                3,931                  269
     Service fees - Preferred........................................             128,647                8,131                2,690
     Service fees - Select...........................................              47,283                  932                  258
     Shareholder reports - Class A...................................              13,433                  N/A                  N/A
     Shareholder reports - Class B...................................               5,514                  N/A                  N/A
     Shareholder reports - Class J...................................              15,302                  N/A                  N/A
     Transfer and administrative fees - Class A......................             196,656                  N/A                  N/A
     Transfer and administrative fees - Class B......................              79,534                  N/A                  N/A
     Transfer and administrative fees - Class J......................             130,643                  N/A                  N/A
     Other expenses..................................................               9,164                1,750                  941
                                                        Total Expenses         18,756,176            3,344,294            1,829,177
                                Net Investment Income (Operating Loss)         34,171,852            5,205,521            3,649,209

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................         113,044,348           13,574,956            3,546,871
     Futures contracts...............................................             893,960                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................         255,902,453           51,420,434           28,853,652
     Futures contracts...............................................             744,624                    -                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        370,585,385           64,995,390           32,400,523
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 404,757,237         $ 70,200,911         $ 36,049,732

v

                                                                            Partners             Partners             Partners
                                                                          MidCap Growth       MidCap Growth        MidCap Growth
                               Fund Fund I Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 3,011,053          $ 2,677,522          $ 4,299,751
     Interest........................................................             224,935               33,141              251,086
     Securities lending..............................................             253,710               74,380              135,109
                                                          Total Income          3,489,698            2,785,043            4,685,946
Expenses:
     Management and investment advisory fees.........................           4,510,813            2,749,755            5,490,302
     Distribution fees - Advisors Preferred..........................              62,206                5,480               16,372
     Distribution fees - Advisors Select.............................              35,260                2,965                4,433
     Distribution fees - Advisors Signature..........................               1,469                  671                3,519
     Distribution fees - Class A.....................................              71,983                3,781                  N/A
     Distribution fees - Class B.....................................             104,602                  N/A                  N/A
     Distribution fees - Class J.....................................             135,983                  N/A                  N/A
     Distribution fees - Select......................................              14,191                  810                2,636
     Administrative service fees - Advisors Preferred................              37,324                3,288                9,823
     Administrative service fees - Advisors Select...................              23,507                1,977                2,955
     Administrative service fees - Advisors Signature................               1,175                  537                2,815
     Administrative service fees - Preferred.........................              28,325                1,994                3,950
     Administrative service fees - Select............................              18,448                1,053                3,427
     Registration fees - Class A.....................................              21,513               23,454                  N/A
     Registration fees - Class B.....................................              21,170                  N/A                  N/A
     Registration fees - Class J.....................................              14,154                  N/A                  N/A
     Service fees - Advisors Preferred...............................              42,300                3,726               11,132
     Service fees - Advisors Select..................................              29,383                2,471                3,694
     Service fees - Advisors Signature...............................               1,049                  479                2,514
     Service fees - Preferred........................................              38,625                2,720                5,386
     Service fees - Select...........................................              21,287                1,216                3,955
     Shareholder reports - Class A...................................               9,010                  292                  N/A
     Shareholder reports - Class B...................................               3,394                  N/A                  N/A
     Shareholder reports - Class J...................................               5,338                  N/A                  N/A
     Transfer and administrative fees - Class A......................             133,799               14,418                  N/A
     Transfer and administrative fees - Class B......................              50,347                  N/A                  N/A
     Transfer and administrative fees - Class J......................              57,145                  N/A                  N/A
     Other expenses..................................................               1,975                1,415                2,414
                                                  Total Gross Expenses          5,495,775            2,822,502            5,569,327
     Less: Reimbursement from Manager - Class A......................              20,381               30,672                  N/A
     Less: Reimbursement from Manager - Class B......................              11,841                  N/A                  N/A
                                                    Total Net Expenses          5,463,553            2,791,830            5,569,327
                                Net Investment Income (Operating Loss)         (1,973,855)              (6,787)            (883,381)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          21,376,261           31,486,676           56,131,154
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          13,548,368            2,499,058          (11,333,130)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         34,924,629           33,985,734           44,798,024
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 32,950,774         $ 33,978,947         $ 43,914,643

See accompanying notes.

                                                                            Partners             Partners             Partners
                                                                          MidCap Value            MidCap              SmallCap
                                                                              Fund             Value Fund I          Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................        $ 10,372,436         $ 10,291,650          $ 2,457,481
     Interest........................................................             323,728              350,404               36,380
     Securities lending..............................................             223,223               44,584              133,075
                                                          Total Income         10,919,387           10,686,638            2,626,936
Expenses:
     Management and investment advisory fees.........................           6,294,150            6,350,949            2,430,278
     Distribution fees - Advisors Preferred..........................              66,953               17,624                8,300
     Distribution fees - Advisors Select.............................              65,000                8,588                3,467
     Distribution fees - Advisors Signature..........................               3,164                4,724                  347
     Distribution fees - Class A.....................................              15,755                  N/A                  N/A
     Distribution fees - Class B.....................................               9,152                  N/A                  N/A
     Distribution fees - Class J.....................................             439,576                  N/A                  N/A
     Distribution fees - Select......................................              14,663                3,042                1,279
     Administrative service fees - Advisors Preferred................              40,172               10,575                4,980
     Administrative service fees - Advisors Select...................              43,333                5,725                2,312
     Administrative service fees - Advisors Signature................               2,531                3,779                  277
     Administrative service fees - Preferred.........................              24,476                6,887                  350
     Administrative service fees - Select............................              19,062                3,955                1,662
     Registration fees - Class A.....................................              28,048                  N/A                  N/A
     Registration fees - Class B.....................................              27,747                  N/A                  N/A
     Registration fees - Class J.....................................              25,176                  N/A                  N/A
     Service fees - Advisors Preferred...............................              45,527               11,985                5,644
     Service fees - Advisors Select..................................              54,166                7,156                2,889
     Service fees - Advisors Signature...............................               2,260                3,374                  248
     Service fees - Preferred........................................              33,376                9,392                  478
     Service fees - Select...........................................              21,995                4,563                1,918
     Shareholder reports - Class A...................................               1,568                  N/A                  N/A
     Shareholder reports - Class B...................................                 372                  N/A                  N/A
     Shareholder reports - Class J...................................              21,999                  N/A                  N/A
     Transfer and administrative fees - Class A......................              45,513                  N/A                  N/A
     Transfer and administrative fees - Class B......................              18,283                  N/A                  N/A
     Transfer and administrative fees - Class J......................             216,144                  N/A                  N/A
     Other expenses..................................................               3,222                2,770                1,261
                                                  Total Gross Expenses          7,583,383            6,455,088            2,465,690
     Less: Reimbursement from Manager - Class A......................              43,696                  N/A                  N/A
     Less: Reimbursement from Manager - Class B......................              40,559                  N/A                  N/A
                                                    Total Net Expenses          7,499,128            6,455,088            2,465,690
                                Net Investment Income (Operating Loss)          3,420,259            4,231,550              161,246

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          54,079,652           37,306,411           21,854,906
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          29,645,392           54,362,417           (1,758,575)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         83,725,044           91,668,828           20,096,331
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 87,145,303         $ 95,900,378         $ 20,257,577

See accompanying notes.

                                                                            Partners             Partners             Partners
                                                                            SmallCap         SmallCap Growth          SmallCap
                                                                          Growth Fund I          Fund II          Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................           $ 194,218          $ 1,212,435            $ 659,532
     Interest........................................................              73,896              442,815              107,390
     Securities lending..............................................              69,295              563,664              224,980
                                                          Total Income            337,409            2,218,914              991,902
Expenses:
     Management and investment advisory fees.........................           1,302,665            5,835,968            2,123,142
     Distribution fees - Advisors Preferred..........................               4,460               34,048                1,301
     Distribution fees - Advisors Select.............................               2,770               36,271                  944
     Distribution fees - Advisors Signature..........................                 128                2,094                  308
     Distribution fees - Class A.....................................                 N/A               38,550                  N/A
     Distribution fees - Class B.....................................                 N/A               69,268                  N/A
     Distribution fees - Class J.....................................              48,616               72,397                  N/A
     Distribution fees - Select......................................                 196                4,389                  165
     Administrative service fees - Advisors Preferred................               2,676               20,429                  780
     Administrative service fees - Advisors Select...................               1,846               24,181                  629
     Administrative service fees - Advisors Signature................                 103                1,676                  246
     Administrative service fees - Preferred.........................               6,486               26,931                2,295
     Administrative service fees - Select............................                 256                5,705                  215
     Registration fees - Class A.....................................                 N/A               21,991                  N/A
     Registration fees - Class B.....................................                 N/A               21,192                  N/A
     Registration fees - Class J.....................................              15,300               14,780                  N/A
     Service fees - Advisors Preferred...............................               3,033               23,152                  884
     Service fees - Advisors Select..................................               2,308               30,226                  786
     Service fees - Advisors Signature...............................                  92                1,496                  220
     Service fees - Preferred........................................               8,844               36,725                3,129
     Service fees - Select...........................................                 295                6,583                  249
     Shareholder reports - Class A...................................                 N/A                5,488                  N/A
     Shareholder reports - Class B...................................                 N/A                2,498                  N/A
     Shareholder reports - Class J...................................               1,886                4,362                  N/A
     Transfer and administrative fees - Class A......................                 N/A               97,870                  N/A
     Transfer and administrative fees - Class B......................                 N/A               38,601                  N/A
     Transfer and administrative fees - Class J......................              29,736               43,201                  N/A
     Other expenses..................................................                 536                2,575                  846
                                                  Total Gross Expenses          1,432,232            6,522,647            2,136,139
     Less: Reimbursement from Manager - Class A......................                 N/A               16,978                  N/A
     Less: Reimbursement from Manager - Class B......................                 N/A                5,837                  N/A
     Less: Reimbursement from Manager - Class J......................               3,169                    -                  N/A
                                                    Total Net Expenses          1,429,063            6,499,832            2,136,139
                                Net Investment Income (Operating Loss)         (1,091,654)          (4,280,918)          (1,144,237)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          25,793,640           47,414,851           24,454,906
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          (6,605,120)          14,200,749            6,963,326
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         19,188,520           61,615,600           31,418,232
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 18,096,866         $ 57,334,682         $ 30,273,995


See accompanying notes.

                                                                             Partners            Partners             Partners
                                                                            SmallCap             SmallCap          SmallCap Value
                                                                           Value Fund          Value Fund I           Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 2,876,278          $ 4,852,275          $ 4,543,142
     Interest........................................................             112,112              267,793               79,458
     Securities lending..............................................              98,783              178,839              360,747
                                                          Total Income          3,087,173            5,298,907            4,983,347
Expenses:
     Management and investment advisory fees.........................           3,084,714            3,376,783            3,353,323
     Distribution fees - Advisors Preferred..........................              20,139               44,517                7,833
     Distribution fees - Advisors Select.............................               8,120               50,527                1,765
     Distribution fees - Advisors Signature..........................                 498                5,342                  322
     Distribution fees - Class J.....................................              55,556                  N/A                  N/A
     Distribution fees - Select......................................                 629                3,415                1,083
     Administrative service fees - Advisors Preferred................              12,083               26,710                4,700
     Administrative service fees - Advisors Select...................               5,413               33,685                1,176
     Administrative service fees - Advisors Signature................                 399                4,274                  258
     Administrative service fees - Preferred.........................              21,363               17,164                  764
     Administrative service fees - Select............................                 818                4,439                1,408
     Registration fees - Class J.....................................              14,250                  N/A                  N/A
     Service fees - Advisors Preferred...............................              13,694               30,271                5,327
     Service fees - Advisors Select..................................               6,767               42,105                1,470
     Service fees - Advisors Signature...............................                 356                3,816                  230
     Service fees - Preferred........................................              29,130               23,407                1,041
     Service fees - Select...........................................                 944                5,122                1,625
     Shareholder reports - Class J...................................               1,715                  N/A                  N/A
     Transfer and administrative fees - Class J......................              29,436                  N/A                  N/A
     Other expenses..................................................               1,724                1,499                1,888
                                                        Total Expenses          3,307,748            3,673,076            3,384,213
                                Net Investment Income (Operating Loss)           (220,575)           1,625,831            1,599,134

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          49,933,285           22,790,684           34,776,669
     Futures contracts...............................................                   -              104,386                    -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          (9,588,587)          25,214,846           23,885,410
     Futures contracts...............................................                   -            1,151,615                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         40,344,698           49,261,531           58,662,079
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 40,124,123         $ 50,887,362         $ 60,261,213


See accompanying notes.

                                                                            Preferred           Principal            Principal
                                                                           Securities            LifeTime             LifeTime
                                                                              Fund              2010 Fund            2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................                 $ -         $ 27,512,333         $ 41,830,738
     Dividends.......................................................          21,865,752                    -                    -
     Interest........................................................          10,195,384                    -                    -
     Securities lending..............................................             107,565                    -                    -
                                                          Total Income         32,168,701           27,512,333           41,830,738
Expenses:
     Management and investment advisory fees.........................           3,696,031            1,004,036            1,780,906
     Distribution fees - Advisors Preferred..........................               1,161               84,132              151,360
     Distribution fees - Advisors Select.............................                  48               87,033              161,908
     Distribution fees - Advisors Signature..........................                 434               14,106               31,462
     Distribution fees - Class A.....................................              12,659               23,760               32,069
     Distribution fees - Class B.....................................                 N/A                  N/A               31,279
     Distribution fees - Class J.....................................             117,531              748,007            1,352,975
     Distribution fees - Select......................................                  11               17,401               33,596
     Administrative service fees - Advisors Preferred................                 696               50,479               90,816
     Administrative service fees - Advisors Select...................                  32               58,022              107,939
     Administrative service fees - Advisors Signature................                 347               11,285               25,170
     Administrative service fees - Preferred.........................                  15               57,077               85,540
     Administrative service fees - Select............................                  12               22,621               43,675
     Registration fees - Class A.....................................              22,731               23,661               23,596
     Registration fees - Class B.....................................                 N/A                  N/A               23,201
     Registration fees - Class J.....................................              18,251               22,038               30,600
     Service fees - Advisors Preferred...............................                 789               57,209              102,924
     Service fees - Advisors Select..................................                  40               72,527              134,922
     Service fees - Advisors Signature...............................                 310               10,076               22,473
     Service fees - Preferred........................................                  21               77,833              116,646
     Service fees - Select...........................................                  14               26,101               50,395
     Shareholder reports - Class A...................................                 634                  599                1,409
     Shareholder reports - Class B...................................                 N/A                  N/A                  290
     Shareholder reports - Class J...................................               5,114                6,034               13,775
     Transfer and administrative fees - Class A......................              20,091               22,689               42,568
     Transfer and administrative fees - Class B......................                 N/A                  N/A               15,363
     Transfer and administrative fees - Class J......................              54,723               66,400              134,457
     Other expenses..................................................               2,408                3,517                6,209
                                                  Total Gross Expenses          3,954,103            2,566,643            4,647,523
     Less: Reimbursement from Manager - Class A......................              39,148               23,217               37,654
     Less: Reimbursement from Manager - Class B......................                 N/A                  N/A               27,186
                                                    Total Net Expenses          3,914,955            2,543,426            4,582,683
                                Net Investment Income (Operating Loss)         28,253,746           24,968,907           37,248,055

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................            (225,471)                   -                    -
     Investment transactions in affiliates...........................                   -              957,791            1,688,842
     Futures contracts...............................................            (435,130)                   -                    -
     Other investment companies - affiliated.........................                   -            5,084,888           11,447,861
Change in unrealized appreciation/depreciation of:
     Investments.....................................................           8,160,726                    -                    -
     Investments in affiliates.......................................                   -           65,662,474          151,199,479
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          7,500,125           71,705,153          164,336,182
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 35,753,871         $ 96,674,060        $ 201,584,237

See accompanying notes.

                                                                            Principal           Principal            Principal
                                                                            LifeTime             LifeTime             LifeTime
                                                                            2030 Fund           2040 Fund            2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................        $ 30,564,396         $ 11,943,485          $ 5,054,797
                                                          Total Income         30,564,396           11,943,485            5,054,797
Expenses:
     Management and investment advisory fees.........................           1,468,816              648,933              303,710
     Distribution fees - Advisors Preferred..........................             129,119               63,019               20,395
     Distribution fees - Advisors Select.............................             129,465               51,163               26,626
     Distribution fees - Advisors Signature..........................              19,050                9,889                3,075
     Distribution fees - Class A.....................................              23,005               12,642                7,374
     Distribution fees - Class B.....................................              22,328               17,296                1,132
     Distribution fees - Class J.....................................           1,116,522              395,024               74,837
     Distribution fees - Select......................................              41,584                9,153                4,289
     Administrative service fees - Advisors Preferred................              77,472               37,812               12,237
     Administrative service fees - Advisors Select...................              86,311               34,109               17,751
     Administrative service fees - Advisors Signature................              15,240                7,911                2,460
     Administrative service fees - Preferred.........................              72,774               29,050                7,964
     Administrative service fees - Select............................              54,059               11,899                5,576
     Registration fees - Class A.....................................              22,916               22,625               22,453
     Registration fees - Class B.....................................              22,626               22,328               21,206
     Registration fees - Class J.....................................              25,774               19,560               14,774
     Service fees - Advisors Preferred...............................              87,801               42,853               13,868
     Service fees - Advisors Select..................................             107,887               42,636               22,188
     Service fees - Advisors Signature...............................              13,607                7,064                2,196
     Service fees - Preferred........................................              99,237               39,614               10,861
     Service fees - Select...........................................              62,377               13,730                6,434
     Shareholder reports - Class A...................................               1,629                1,291                  857
     Shareholder reports - Class B...................................                 331                  307                   38
     Shareholder reports - Class J...................................              20,419                8,978                2,045
     Transfer and administrative fees - Class A......................              50,148               46,023               32,560
     Transfer and administrative fees - Class B......................              15,356               14,497                6,080
     Transfer and administrative fees - Class J......................             180,840               90,430               27,578
     Other expenses..................................................               5,114                2,260                1,067
                                                  Total Gross Expenses          3,971,807            1,702,096              671,631
     Less: Reimbursement from Manager - Class A......................              50,424               56,500               48,127
     Less: Reimbursement from Manager - Class B......................              29,715               30,497               27,100
     Less: Reimbursement from Manager - Class J......................                   -               12,014               17,005
                                                    Total Net Expenses          3,891,668            1,603,085              579,399
                                Net Investment Income (Operating Loss)         26,672,728           10,340,400            4,475,398

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                   -                    -                    -
     Investment transactions in affiliates...........................           1,579,379              829,681              459,895
     Other investment companies - affiliated.........................          10,951,221            4,794,960            2,471,576
Change in unrealized appreciation/depreciation of:
     Investments in affiliates.......................................         135,962,440           62,385,010           29,405,942
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        148,493,040           68,009,651           32,337,413
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 175,165,768         $ 78,350,051         $ 36,812,811

See accompanying notes.

..........

                                                                            Principal
                                                                       LifeTime Strategic      Real Estate           Short-Term
                                                                           Income Fund       Securities Fund         Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................        $ 13,552,240                  $ -                  $ -
     Dividends.......................................................                   -           19,922,501                    -
     Interest........................................................                   -            1,003,134           10,016,647
     Securities lending..............................................                   -               83,964               49,345
                                                          Total Income         13,552,240           21,009,599           10,065,992
Expenses:
     Management and investment advisory fees.........................             419,143            8,663,199              792,753
     Distribution fees - Advisors Preferred..........................              37,362              106,537                5,171
     Distribution fees - Advisors Select.............................              46,143               75,925                  225
     Distribution fees - Advisors Signature..........................               5,699                5,796                  163
     Distribution fees - Class A.....................................              10,474              251,461              156,393
     Distribution fees - Class B.....................................                 285              164,817                  N/A
     Distribution fees - Class J.....................................             357,059              924,156              242,763
     Distribution fees - Select......................................               3,342               11,345                  796
     Administrative service fees - Advisors Preferred................              22,417               63,923                3,103
     Administrative service fees - Advisors Select...................              30,762               50,617                  150
     Administrative service fees - Advisors Signature................               4,560                4,637                  130
     Administrative service fees - Preferred.........................              17,465               83,378                6,740
     Administrative service fees - Select............................               4,345               14,748                1,035
     Registration fees - Class A.....................................              22,845               22,865               29,137
     Registration fees - Class B.....................................              21,266               21,844                  N/A
     Registration fees - Class J.....................................              17,731               22,117               16,001
     Service fees - Advisors Preferred...............................              25,406               72,445                3,516
     Service fees - Advisors Select..................................              38,452               63,270                  188
     Service fees - Advisors Signature...............................               4,071                4,140                  116
     Service fees - Preferred........................................              23,816              113,698                9,191
     Service fees - Select...........................................               5,013               17,017                1,194
     Shareholder reports - Class A...................................                 138               19,607               11,240
     Shareholder reports - Class B...................................                  16                6,052                  N/A
     Shareholder reports - Class J...................................               3,153               32,151                9,220
     Transfer and administrative fees - Class A......................              12,881              297,146              142,915
     Transfer and administrative fees - Class B......................               5,384               91,231                  N/A
     Transfer and administrative fees - Class J......................              42,103              308,517               87,425
     Other expenses..................................................               1,484                4,455                  877
     Reverse repurchase agreement interest expense...................                   -                    -              442,690
                                                  Total Gross Expenses          1,182,815           11,517,094            1,963,132
     Less: Reimbursement from Manager - Class A......................              24,278                    -                    -
     Less: Reimbursement from Manager - Class B......................              26,602                    -                  N/A
                                                    Total Net Expenses          1,131,935           11,517,094            1,963,132
                                Net Investment Income (Operating Loss)         12,420,305            9,492,505            8,102,860

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                   -          103,639,677             (731,965)
     Investment transactions in affiliates...........................             365,537                    -                    -
     Futures contracts...............................................                   -                    -              (96,073)
     Other investment companies - affiliated.........................           1,481,929                    -                    -
     Swap agreements.................................................                   -                    -              (16,046)
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                   -          237,994,150            1,018,123
     Investments in affiliates.......................................          17,242,369                    -                    -
     Futures contracts...............................................                   -                    -                  612
     Swap agreements.................................................                   -                    -              107,544
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         19,089,835          341,633,827              282,195
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 31,510,140        $ 351,126,332          $ 8,385,055

See accompanying notes.

                                                                                                                      SmallCap
                                                                            SmallCap             SmallCap             S&P 600
                                                                           Blend Fund          Growth Fund           Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 3,206,191            $ 150,591          $ 3,159,044
     Interest........................................................             462,425               71,492               82,524
     Securities lending..............................................             302,162               35,600              240,824
                                                          Total Income          3,970,778              257,683            3,482,392
Expenses:
     Management and investment advisory fees.........................           2,375,684              298,481              510,394
     Distribution fees - Advisors Preferred..........................               3,914                  145               75,314
     Distribution fees - Advisors Select.............................               7,304                1,381               60,361
     Distribution fees - Advisors Signature..........................                 420                  107                3,785
     Distribution fees - Class A.....................................             267,043                  N/A                  N/A
     Distribution fees - Class B.....................................             219,629                  N/A                  N/A
     Distribution fees - Class J.....................................             678,923              167,188              337,028
     Distribution fees - Select......................................                 620                   36               10,213
     Administrative service fees - Advisors Preferred................               2,348                   87               45,188
     Administrative service fees - Advisors Select...................               4,870                  921               40,241
     Administrative service fees - Advisors Signature................                 336                   86                3,028
     Administrative service fees - Preferred.........................               7,334                  602               73,666
     Administrative service fees - Select............................                 806                   47               13,276
     Registration fees - Class A.....................................              22,300                  N/A                  N/A
     Registration fees - Class B.....................................              20,704                  N/A                  N/A
     Registration fees - Class J.....................................              21,351               17,500               19,602
     Service fees - Advisors Preferred...............................               2,661                   98               51,213
     Service fees - Advisors Select..................................               6,087                1,151               50,301
     Service fees - Advisors Signature...............................                 300                   77                2,704
     Service fees - Preferred........................................              10,001                  822              100,453
     Service fees - Select...........................................                 930                   54               15,319
     Shareholder reports - Class A...................................              29,092                  N/A                  N/A
     Shareholder reports - Class B...................................               7,788                  N/A                  N/A
     Shareholder reports - Class J...................................              25,342                5,304               10,780
     Transfer and administrative fees - Class A......................             377,692                  N/A                  N/A
     Transfer and administrative fees - Class B......................              99,949                  N/A                  N/A
     Transfer and administrative fees - Class J......................             222,711               69,124              132,383
     Other expenses..................................................               1,407                  187                1,496
                                                        Total Expenses          4,417,546              563,398            1,556,745
                                Net Investment Income (Operating Loss)           (446,768)            (305,715)           1,925,647

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          29,288,477            2,861,323           20,892,692
     Futures contracts...............................................              35,915                    -              196,245
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          12,971,059            1,967,004           20,351,147
     Futures contracts...............................................              42,000                    -              (27,250)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         42,337,451            4,828,327           41,412,834
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 41,890,683          $ 4,522,612         $ 43,338,481

See accompanying notes.

                                                                            SmallCap           Ultra Short
                                                                           Value Fund           Bond Fund
----------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 2,114,055                  $ -
     Interest........................................................             364,101           11,406,188
     Securities lending..............................................              57,800                1,421
                                                          Total Income          2,535,956           11,407,609
Expenses:
     Management and investment advisory fees.........................           1,236,949              856,494
     Distribution fees - Advisors Preferred..........................              18,597               31,485
     Distribution fees - Advisors Select.............................              14,638               29,169
     Distribution fees - Advisors Signature..........................               2,350                   36
     Distribution fees - Class A.....................................              12,377               10,207
     Distribution fees - Class B.....................................               9,951                  N/A
     Distribution fees - Class J.....................................             286,115              188,323
     Distribution fees - Select......................................               2,089                   11
     Administrative service fees - Advisors Preferred................              11,159               18,891
     Administrative service fees - Advisors Select...................               9,759               19,446
     Administrative service fees - Advisors Signature................               1,879                   29
     Administrative service fees - Preferred.........................              14,503               17,950
     Administrative service fees - Select............................               2,715                   15
     Registration fees - Class A.....................................              21,886               25,783
     Registration fees - Class B.....................................              21,588                  N/A
     Registration fees - Class J.....................................              17,252               17,501
     Service fees - Advisors Preferred...............................              12,647               21,409
     Service fees - Advisors Select..................................              12,198               24,308
     Service fees - Advisors Signature...............................               1,678                   25
     Service fees - Preferred........................................              19,776               24,477
     Service fees - Select...........................................               3,133                   15
     Shareholder reports - Class A...................................               1,357                  208
     Shareholder reports - Class B...................................                 374                  N/A
     Shareholder reports - Class J...................................              10,708                4,741
     Transfer and administrative fees - Class A......................              36,504                6,905
     Transfer and administrative fees - Class B......................              14,990                  N/A
     Transfer and administrative fees - Class J......................              98,140               81,355
     Other expenses..................................................                 722                  915
                                                  Total Gross Expenses          1,896,034            1,379,698
     Less: Reimbursement from Manager - Class A......................              35,721               18,986
     Less: Reimbursement from Manager - Class B......................              30,759                  N/A
                                                    Total Net Expenses          1,829,554            1,360,712
                                Net Investment Income (Operating Loss)            706,402           10,046,897

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          10,991,510             (114,264)
     Futures contracts...............................................                   -               97,305
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          15,109,704              281,263
     Futures contracts...............................................                   -               (1,620)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         26,101,214              262,684
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 26,807,616         $ 10,309,581

See accompanying notes.





                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.






                                                                                                         Bond & Mortgage
                                                                                                            Securities
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 78,551,841       $ 36,718,593
Net realized gain (loss) from investment transactions and foreign currency transactions......         (6,177,426)        (4,091,462)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         19,087,147        (26,641,976)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         91,461,562          5,985,155

Dividends and Distributions to Shareholders
From net investment income...................................................................        (78,236,753)       (35,672,708)
From net realized gain on investments and foreign currency transactions......................                  -           (455,445)
                                                            Total Dividends and Distributions        (78,236,753)       (36,128,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        693,410,546        724,208,764
Redemption fees - Class J....................................................................              1,033                  -
                                                      Total increase (decrease) in net assets        706,636,388        694,065,766

Net Assets
Beginning of period..........................................................................      1,333,789,594        639,723,828
End of period (including undistributed net investment income as set forth below).............    $ 2,040,425,982    $ 1,333,789,594
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,038,672         $ (394,703)



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $28,703,719 $11,661,349  $4,586,940 $26,488,535 $3,971,565 $63,233,922 $640,198,558 $40,810,173 $15,686,973
Reinvested.............  1,767,582   1,594,962     121,934  6,886,629     956,726  9,029,774  52,937,605   3,620,742    625,286
Redeemed............... (15,172,341)(10,674,872)  (950,500) (37,328,512)(8,204,289) (47,214,435)(77,728,110)(15,149,744)(7,049,625)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $15,298,960 $2,581,439  $3,758,374 $(3,953,348)$(3,275,998)$25,049,261$615,408,053$29,281,171 $9,262,634
                         ========================================================================================================
Shares:
Sold...................  2,727,727   1,105,291     433,547  2,491,550     377,212  5,951,611  60,617,039   3,873,411  1,468,900
Reinvested.............    167,998     151,964      11,556    651,295      90,465    851,024   5,013,075     343,847     58,696
Redeemed............... (1,441,864)(1,014,748)    (90,569) (3,530,019)  (773,769) (4,448,469)(7,331,046) (1,439,831)  (661,519)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,453,861     242,507     354,534  (387,174)   (306,092)  2,354,166  58,299,068   2,777,427    866,077
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,000,905$16,009,972    $987,322 $9,642,589  $1,853,952 $82,862,865$432,163,865$40,573,749 $9,308,713
Issued in acquisitions.          -           -           - 175,874,038 30,049,571          -           -           -          -
Reinvested.............  1,141,896   1,199,078      10,072  1,657,666     231,918  6,297,543  22,965,077   2,198,054    228,506
Redeemed............... (9,779,160)(8,236,339)   (229,561) (11,039,269)(2,930,972) (32,672,995)(40,225,003)(18,939,844)(2,995,444)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $7,363,641  $8,972,711    $767,833 $176,135,024 $29,204,469 $56,487,413$414,903,939$23,831,959 $6,541,775
                          ========================================================================================================
Shares:
Sold...................  1,484,610   1,490,319      91,037    893,228     172,184  7,629,542  39,990,933   3,761,244    853,910
Issued in acquisitions.          -           -           - 16,176,058   2,762,310          -           -           -          -
Reinvested.............    106,068     111,634         935    154,184      21,558    580,287   2,126,472     204,023     20,987
Redeemed...............  (907,195)   (764,429)    (21,147) (1,023,586)  (271,601) (3,009,468)(3,721,235) (1,757,597)  (275,134)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  683,483     837,524      70,825 16,199,884   2,684,451  5,200,361  38,396,170   2,207,670    599,763
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(1,767,582)$(1,594,962) $(122,016) $(7,533,312)$(985,373) $(9,045,737)$(52,941,743$(3,620,742)$(625,286)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(1,767,582)$(1,594,962) $(122,016) $(7,533,312)$(985,373) $(9,045,737)$(52,941,743$(3,620,742)$(625,286)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(1,122,395$(1,176,461)  $(10,380) $(1,832,019)$(241,787) $(6,199,950$(22,697,255$(2,165,527)$(226,934)
From net realized gain
on investments and
foreign currency
transactions...........   (19,501)    (22,617)         (7)          -           -  (110,739)   (268,252)    (32,527)    (1,802)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(1,141,896$(1,199,078)  $(10,387) $(1,832,019)$(241,787) $(6,310,689$(22,965,507)$(2,198,054)$(228,736)
Distributions...............
                          ========================================================================================================

See accompanying notes.

                                                                                                           Disciplined
                                                                                                             LargeCap
                                                                                                            Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,513,946        $ 4,860,867
Net realized gain (loss) from investment transactions and foreign currency transactions......         27,063,336          8,305,543
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         81,180,153         26,060,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations        118,757,435         39,227,005

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,462,809)        (1,553,513)
From net realized gain on investments and foreign currency transactions......................         (9,237,445)        (1,280,251)
                                                            Total Dividends and Distributions        (14,700,254)        (2,833,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        367,743,350        342,393,782
Redemption fees - Class A....................................................................                  -                519
                                                      Total increase (decrease) in net assets        471,800,531        378,787,542

Net Assets
Beginning of period..........................................................................        626,804,280        248,016,738
End of period (including undistributed net investment income as set forth below).............    $ 1,098,604,811      $ 626,804,280
Undistributed (overdistributed) net investment income (operating loss).......................        $ 8,556,568        $ 3,505,431

See accompanying notes.

                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B   InstitutionaPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $6,186,113  $2,332,524  $1,216,727 $9,094,011  $1,495,913 $408,408,662 $2,294,105  $5,861,448
     Reinvested.............     14,608       3,699         895  1,501,599     199,100 12,958,605         192       2,703
     Redeemed...............  (877,594)   (806,730)    (27,672) (14,401,349)(4,425,648) (61,267,697) (859,185) (1,161,679)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,323,127  $1,529,493  $1,189,950 $(3,805,739)$(2,730,635)$360,099,570$1,435,112  $4,702,472
                             =============================================================================================
Shares:
     Sold...................    414,102     157,017      78,840    605,388      99,063 27,171,274     151,927     388,027
     Reinvested.............        993         252          61    101,372      13,435    877,570          13         184
     Redeemed...............   (57,909)    (53,325)     (1,830)  (956,055)   (294,917) (3,956,499)   (55,848)    (76,634)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    357,186     103,944      77,071  (249,295)   (182,419) 24,092,345      96,092     311,577
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $34,576    $343,366     $10,516 $2,866,717    $574,405 $255,434,072   $10,898    $189,734
     Issued in acquisitions.          -           -           - 88,023,532  15,037,701          -           -           -
     Reinvested.............         21           -           -          -           -  2,833,259           -           -
     Redeemed...............   (11,372)    (97,083)           - (4,848,373)(1,595,184) (16,395,395)   (1,474)    (16,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $23,225    $246,283     $10,516 $86,041,876$14,016,922 $241,871,936    $9,424    $173,600
                             =============================================================================================
Shares:
     Sold...................      2,554      24,001         808    199,559      39,925 18,241,474         764      13,248
     Issued in acquisitions.          -           -           -  6,299,945   1,076,270          -           -           -
     Reinvested.............          1           -           -          -           -    205,405           -           -
     Redeemed...............      (849)     (6,932)           -  (337,884)   (111,043) (1,165,550)      (103)     (1,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      1,706      17,069         808  6,161,620   1,005,152 17,281,329         661      12,114
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................   $(2,690)      $(315)          $- $(284,857)          $- $(5,174,051)    $(124)      $(772)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (12,093)     (3,554)    $(1,051) (1,232,495) $(201,287) (7,784,554)      (281)     (2,130)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(14,783)    $(3,869)    $(1,051) $(1,517,352)$(201,287) $(12,958,605)   $(405)    $(2,902)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(68)       $(51)       $(49)         $-          $- $(1,553,242)     $(52)       $(51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (45)        (49)        (48)          -           - (1,280,017)       (46)        (46)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(113)      $(100)       $(97)         $-          $- $(2,833,259)     $(98)       $(97)
Distributions...............
                             =============================================================================================


                                                                                                           Diversified
                                                                                                          International
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,344,919        $ 1,197,836
Net realized gain (loss) from investment transactions and foreign currency transactions......        100,479,123         32,486,125
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         58,707,258         29,239,494
                              Net Increase (Decrease) in Net Assets Resulting from Operations        164,531,300         62,923,455

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,118,016)          (542,750)
From net realized gain on investments and foreign currency transactions......................        (20,952,178)        (2,442,645)
                                                            Total Dividends and Distributions        (22,070,194)        (2,985,395)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        134,389,862        352,441,520
Redemption fees - Class J....................................................................              1,995                702
                                                      Total increase (decrease) in net assets        276,852,963        412,380,282

Net Assets
Beginning of period..........................................................................        516,871,654        104,491,372
End of period (including undistributed net investment income as set forth below).............      $ 793,724,617      $ 516,871,654
Undistributed (overdistributed) net investment income (operating loss).......................        $ 4,929,394          $ 702,749



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $27,307,529 $13,227,766  $3,394,006 $48,198,985 $5,977,583 $77,712,196 $3,190,377 $34,485,712 $15,439,927
Reinvested.............    663,413     362,317      23,577 11,911,608   1,729,713  4,434,641   1,670,394   1,014,054     34,851
Redeemed............... (3,020,410)(3,001,865)   (293,551) (59,664,260(13,140,152)(26,376,874) (270,126) (9,777,961)  (843,588)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $24,950,532$10,588,218  $3,124,032   $446,333 $(5,432,856)$55,769,963 $4,590,645 $25,721,805 $14,631,190
                         ========================================================================================================
Shares:
Sold...................  2,070,816     993,521     257,904  3,662,955     439,079  5,921,585     270,224   2,570,894  1,134,915
Reinvested.............     56,447      31,100       2,012  1,009,097     147,084    380,004     141,022      85,807      2,925
Redeemed...............  (229,158)   (237,820)    (21,973) (4,628,648)(1,009,815) (2,029,982)   (20,551)   (737,718)   (62,787)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)  1,898,105     786,801     237,943     43,404   (423,652)  4,271,607     390,695   1,918,983  1,075,053
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $8,521,776  $4,284,110    $328,140 $14,119,202 $1,998,181 $36,626,479$10,478,313  $9,449,532   $737,099
Issued in acquisitions.          -           -           - 280,773,301 42,516,630          -           -           -          -
Reinvested.............    224,254     156,672           -          -           -  1,788,123     478,379     297,698     38,263
Redeemed............... (4,930,894)(2,115,756)    (24,383) (31,483,376(5,444,211) (12,756,910)  (17,416) (1,971,949) (1,629,737)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $3,815,136  $2,325,026    $303,757 $263,409,127$39,070,600 $25,657,692$10,939,276  $7,775,281 $(854,375)
                         ========================================================================================================
Shares:
Sold...................    773,418     401,519      30,286  1,265,369     177,902  3,518,538     993,823     895,097     69,402
Issued in acquisitions.          -           -           - 27,100,414   4,103,744          -           -           -          -
Reinvested.............     22,671      15,936           -          -           -    181,702      48,304      30,032      3,818
Redeemed...............  (455,694)   (199,553)     (2,236) (2,827,413)  (489,132) (1,229,562)    (1,666)   (190,702)  (157,945)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  340,395     217,902      28,050 25,538,370   3,792,514  2,470,678   1,040,461     734,427   (84,725)
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................  $(32,118)          $-          $- $(680,382)          $-         $-  $(281,650)  $(119,959)   $(3,907)
From net realized gain
on investments and
foreign currency
transactions...........  (631,295)   (362,317)    (24,070) (11,440,861)(1,744,730) (4,435,122)(1,388,744)   (894,095)   (30,944)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(663,413)  $(362,317)   $(24,070) $(12,121,243)$(1,744,730)$(4,435,122)$(1,670,394)$(1,014,054) $(34,851)
Distributions...............
                         =======================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(40,716)   $(27,896)       $(46)         $-          $- $(315,959)   $(94,235)   $(56,732)   $(7,166)
From net realized gain
on investments and
foreign currency
transactions...........  (183,538)   (128,776)       (222)          -           - (1,473,902)  (384,144)   (240,966)   (31,097)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(224,254)  $(156,672)      $(268)         $-          $- $(1,789,861)$(478,379)  $(297,698)  $(38,263)
Distributions...............
                         ========================================================================================================


                                                                                                            Government
                                                                                                          & High Quality
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 15,630,532        $ 7,255,062
Net realized gain (loss) from investment transactions and foreign currency transactions......         (3,737,007)        (1,797,054)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          4,243,878         (9,115,805)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         16,137,403         (3,657,797)

Dividends and Distributions to Shareholders
From net investment income...................................................................        (15,725,435)        (6,921,202)
                                                            Total Dividends and Distributions        (15,725,435)        (6,921,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (38,556,142)       317,330,948
                                                      Total increase (decrease) in net assets        (38,144,174)       306,751,949

Net Assets
Beginning of period..........................................................................        425,998,579        119,246,630
End of period (including undistributed net investment income as set forth below).............      $ 387,854,405      $ 425,998,579
Undistributed (overdistributed) net investment income (operating loss).......................           $ 49,725          $ 112,109



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $5,042,387  $2,725,356    $615,335 $17,412,961 $2,875,491 $14,802,947         $-  $4,201,884   $293,242
Reinvested.............    289,306     292,196      17,441  8,273,934   1,260,306  3,985,234           -     508,561     85,464
Redeemed............... (2,096,108)(1,870,546)   (155,263) (58,483,328)(13,286,226)(22,285,575)         - (2,643,583)  (417,558)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$3,235,585  $1,147,006    $477,513 $(32,796,433)$(9,150,429)$(3,497,394)        $-  $2,066,862  $(38,852)
                         ========================================================================================================
Shares:
Sold...................    502,482     271,585      61,191  1,723,339     288,324  1,465,926           -     419,089     29,188
Reinvested.............     28,939      29,222       1,737    823,202     125,335    395,595           -      50,750      8,529
Redeemed...............  (209,560)   (186,641)    (15,492) (5,813,802)(1,319,820) (2,208,358)          -   (264,230)   (41,569)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...321,861     114,166      47,436 (3,267,261)  (906,161)  (346,837)           -     205,609    (3,852)
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $3,335,437  $3,344,583    $184,394 $8,840,822  $1,217,694 $25,839,934         $-  $6,738,577 $1,084,304
Issued in acquisitions.          -           -           - 259,420,184 51,566,749          -           -           -          -
Reinvested.............    118,645     209,440       1,686  2,343,494     361,282  3,199,450           -     300,681     50,097
Redeemed............... (1,058,800)(2,036,787)     (5,633) (20,236,474)(4,836,819) (19,614,903)         - (2,848,093)  (188,996)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,395,282  $1,517,236    $180,447 $250,368,026$48,308,906 $9,424,481          $-  $4,191,165   $945,405
                         ========================================================================================================
Shares:
Sold...................    326,719     326,065      17,895    860,645     118,079  2,503,314           -     657,955    106,430
Issued in acquisitions.          -           -           - 25,051,027   4,976,299          -           -           -          -
Reinvested.............     11,607      20,480         165    229,235      35,328    310,468           -      29,340      4,891
Redeemed...............  (103,266)   (198,399)       (548) (1,972,345)  (471,576) (1,901,991)          -   (277,470)   (18,538)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  235,060     148,146      17,512 24,168,562   4,658,130    911,791           -     409,825     92,783
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(289,306)  $(292,196)   $(17,446) $(9,209,040)$(1,329,561)$(3,993,416)    $(445)  $(508,561)  $(85,464)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(289,306)  $(292,196)   $(17,446) $(9,209,040)$(1,329,561)$(3,993,416)    $(445)  $(508,561)  $(85,464)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
Distributions...............
                          ========================================================================================================

See accompanying notes.

                                                                                                           High Quality
                                                                                                        Intermediate-Term
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,188,526        $ 2,963,943
Net realized gain (loss) from investment transactions and foreign currency transactions......           (422,459)           142,971
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,022,935         (2,466,163)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          5,789,002            640,751

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,928,723)          (879,658)
From net realized gain on investments and foreign currency transactions......................           (102,863)          (427,748)
                                                            Total Dividends and Distributions         (3,031,586)        (1,307,406)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         23,825,297         40,469,816
Redemption fees - Class J....................................................................                  -                827
                                                      Total increase (decrease) in net assets         26,582,713         39,803,988

Net Assets
Beginning of period..........................................................................        110,912,887         71,108,899
End of period (including undistributed net investment income as set forth below).............      $ 137,495,600      $ 110,912,887
Undistributed (overdistributed) net investment income (operating loss).......................        $ 4,515,378        $ 2,245,153



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   InstitutionaPreferred    Select
Year Ended October 31, 2006
Dollars:
     Sold................... $10,511,142 $1,544,586    $586,368 $5,483,394 $12,855,029 $11,462,610 $1,064,724
     Reinvested.............  1,099,844     107,384       2,923    918,128     115,354    756,631      25,735
     Redeemed............... (4,249,878)(2,521,576)    (28,185) (7,987,616)(2,430,519) (5,229,621)  (261,160)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,361,108  $(869,606)    $561,106 $(1,586,094)$10,539,864 $6,989,620    $829,299
                             =================================================================================
Shares:
     Sold...................  1,005,769     149,049      55,831    521,856   1,219,419  1,096,277     101,720
     Reinvested.............    105,790      10,339         278     87,724      11,012     72,707       2,475
     Redeemed...............  (409,249)   (240,525)     (2,684)  (761,247)   (233,041)  (499,920)    (25,044)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    702,310    (81,137)      53,425  (151,667)     997,390    669,064      79,151
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,633,923  $2,163,607     $93,807 $8,423,851  $3,008,073 $15,824,825 $1,688,945
     Issued in acquisitions.    321,157   2,636,650       9,808 11,323,883      10,327    706,041     354,029
     Reinvested.............    636,455      33,511           -    362,470           -    271,985         262
     Redeemed............... (5,023,932)(1,214,171)       (300) (4,720,645)  (529,023) (3,384,677)(1,161,045)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,567,603  $3,619,597    $103,315 $15,389,559 $2,489,377 $13,418,174   $882,191
                             =================================================================================
Shares:
     Sold...................    815,955     204,975       8,743    792,863     280,893  1,504,757     159,012
     Issued in acquisitions.     30,297     249,153         918  1,062,582         965     66,468      33,389
     Reinvested.............     60,547       3,192           -     34,295           -     25,844          25
     Redeemed...............  (476,359)   (114,725)        (28)  (444,256)    (48,905)  (320,466)   (110,002)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    430,440     342,595       9,633  1,445,484     232,953  1,276,603      82,424
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(1,061,399)$(103,309)    $(3,242) $(888,982)  $(113,562) $(733,328)   $(24,901)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (38,445)     (4,075)       (123)   (33,434)     (2,649)   (23,303)       (834)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(1,099,844)$(107,384)    $(3,365) $(922,416)  $(116,211) $(756,631)   $(25,735)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(419,694)   $(22,583)      $(103) $(234,685)      $(137) $(202,068)      $(388)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (216,761)    (10,928)        (58)  (129,953)        (61)   (69,917)        (70)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(636,455)   $(33,511)      $(161) $(364,638)      $(198) $(271,985)      $(458)
Distributions...............
                             =================================================================================


                                                                                                            High Yield
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                                  October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................        $ 5,979,214        $ 2,366,451
Net realized gain (loss) from investment transactions and foreign currency transactions......           (539,216)          (113,303)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,236,953           (926,293)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          6,676,951          1,326,855

Dividends and Distributions to Shareholders
From net investment income...................................................................         (3,211,957)                 -
                                                            Total Dividends and Distributions         (3,211,957)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         20,871,217         70,027,671
                                                      Total increase (decrease) in net assets         24,336,211         71,354,526

Net Assets
Beginning of period..........................................................................         71,354,526                  -
End of period (including undistributed net investment income as set forth below).............       $ 95,690,737       $ 71,354,526
Undistributed (overdistributed) net investment income (operating loss).......................        $ 5,133,708        $ 2,366,451



                             Institutional
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $20,856,055
     Reinvested.............  3,211,957
     Redeemed............... (3,196,795)
                             -----------
Net Increase (Decrease)..... $20,871,217
                             ===========
Shares:
     Sold...................  2,038,798
     Reinvested.............    322,486
     Redeemed...............  (311,490)
                             -----------
Net Increase (Decrease).....  2,049,794
                             ===========
Period Ended October 31, 2005(a)
Dollars:
     Sold................... $83,034,620
     Redeemed............... (13,006,949)
                             -----------
Net Increase (Decrease)..... $70,027,671
                             ===========
Shares:
     Sold...................  8,285,233
     Redeemed............... (1,315,976)
                             -----------
Net Increase (Decrease).....  6,969,257
                             ===========

Distributions:
Year Ended October 31, 2006
     From net investment                )
     income................. $(3,211,957
                             -----------
Total Dividends and          $(3,211,957)
Distributions...............
                             ===========

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.

                                                                                                            Inflation
                                                                                                         Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                                  October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................        $ 4,915,762        $ 2,027,568
Net realized gain (loss) from investment transactions and foreign currency transactions......         (1,531,070)              (582)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (590,302)        (1,223,448)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,794,390            803,538

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,857,001)        (1,985,062)
From net realized gain on investments and foreign currency transactions......................            (47,175)                 -
                                                            Total Dividends and Distributions         (4,904,176)        (1,985,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         48,007,210         77,591,730
                                                      Total increase (decrease) in net assets         45,897,424         76,410,206

Net Assets
Beginning of period..........................................................................         76,410,206                  -
End of period (including undistributed net investment income as set forth below).............      $ 122,307,630       $ 76,410,206
Undistributed (overdistributed) net investment income (operating loss).......................           $ 21,266           $ 46,652



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold...................   $934,166    $733,020     $94,016 $3,194,709  $3,683,165 $42,244,659    $75,761    $394,764
     Reinvested.............     22,941      16,273       1,140    140,880     251,295  4,437,168       4,142      19,354
     Redeemed...............  (186,197)   (200,436)    (64,117)  (943,597) (1,918,367) (4,805,357)   (31,548)    (90,624)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $770,910    $548,857     $31,039 $2,391,992  $2,016,093 $41,876,470    $48,355    $323,494
                             =============================================================================================
Shares:
     Sold...................     95,881      75,234       9,722    329,207     381,620  4,394,526       7,910      40,490
     Reinvested.............      2,412       1,715         121     14,599      26,188    463,573         433       2,024
     Redeemed...............   (19,228)    (20,949)     (6,661)   (97,897)   (199,433)  (501,009)     (3,303)     (9,529)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     79,065      56,000       3,182    245,909     208,375  4,357,090       5,040      32,985
                             =============================================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold...................    $26,745     $12,622     $11,452 $1,553,499  $4,071,941 $81,296,774   $123,794     $76,072
     Reinvested.............        247          20           7     12,268      81,782  1,825,940         918         731
     Redeemed...............          -       (208)           -   (44,601)   (349,415) (11,058,149)  (50,709)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $26,992     $12,434     $11,459 $1,521,166  $3,804,308 $72,064,565    $74,003     $76,803
                             =============================================================================================
Shares:
     Sold...................      2,667       1,266       1,147    155,624     407,034  8,151,168      12,445       7,648
     Reinvested.............         25           2           1      1,238       8,199    182,826          93          74
     Redeemed...............          -        (21)           -    (4,495)    (35,069) (1,094,636)    (5,047)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      2,692       1,247       1,148    152,367     380,164  7,239,358       7,491       7,722
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(23,074)   $(16,409)    $(1,277) $(149,194)  $(249,666) $(4,393,844)  $(4,278)   $(19,259)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (16)        (10)         (7)    (1,216)     (2,310)   (43,324)        (44)       (248)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(23,090)   $(16,419)    $(1,284) $(150,410)  $(251,976) $(4,437,168)  $(4,322)   $(19,507)
Distributions...............
                             =============================================================================================
Period Ended October 31, 2005(a)
     From net investment
     income.................     $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
Distributions...............
                             =============================================================================================

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
See accompanying notes.

                                                                                                          International
                                                                                                             Emerging
                                                                                                           Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,347,031          $ 803,060
Net realized gain (loss) from investment transactions and foreign currency transactions......         27,358,419         15,148,620
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         34,335,144          7,064,670
                              Net Increase (Decrease) in Net Assets Resulting from Operations         63,040,594         23,016,350

Dividends and Distributions to Shareholders
From net investment income...................................................................           (233,025)                 -
From net realized gain on investments and foreign currency transactions......................        (15,239,884)        (2,929,219)
                                                            Total Dividends and Distributions        (15,472,909)        (2,929,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        138,667,108         90,314,464
Redemption fees - Class J....................................................................              3,084              1,935
                                                      Total increase (decrease) in net assets        186,237,877        110,403,530

Net Assets
Beginning of period..........................................................................        146,446,518         36,042,988
End of period (including undistributed net investment income as set forth below).............      $ 332,684,395      $ 146,446,518
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,200,879          $ 373,192



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $4,671,137  $3,450,757  $1,860,338 $35,113,306 $4,805,237 $70,233,414 $63,398,149  $8,397,776 $2,568,125
Reinvested.............    202,475      68,166      13,210  4,653,853     956,958  7,510,357     199,573     555,026     21,761
Redeemed............... (1,766,609)(1,361,488)   (463,338) (26,063,678)(3,399,541) (28,669,698)(2,765,585) (3,842,695) (1,679,878)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $3,107,003  $2,157,435  $1,410,210 $13,703,481 $2,362,654 $49,074,073$60,832,137  $5,110,107   $910,008
                        ========================================================================================================
Shares:
Sold...................    207,554     149,888      80,517  1,553,884     210,979  3,187,921   2,685,465     366,106    110,898
Reinvested.............     10,338       3,502         675    235,501      48,752    390,906      10,062      28,054      1,102
Redeemed...............   (85,461)    (66,442)    (18,079) (1,230,550)  (152,800) (1,316,510)  (123,679)   (177,107)   (79,348)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...132,431      86,948      63,113    558,835     106,931  2,262,317   2,571,848     217,053     32,652
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,239,350    $496,456     $79,236 $6,561,972  $1,409,211 $40,169,805 $1,506,693  $3,563,680    $95,534
Issued in acquisitions.          -           -           - 46,248,493   8,057,699          -           -           -          -
Reinvested.............     99,866           -           -          -           -  2,104,916           -     124,388          -
Redeemed............... (3,533,816)(1,495,872)       (953) (3,375,445)  (885,867) (9,240,222)   (79,338) (2,370,316) (1,461,006)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).(1,194,600)$(999,416)     $78,283 $49,435,020 $8,581,043 $33,034,499 $1,427,355  $1,317,752 $(1,365,472)
                         ========================================================================================================
Shares:
Sold...................    124,878      26,872       4,123    340,397      74,139  2,325,988      80,742     195,093      4,933
Issued in acquisitions.          -           -           -  2,668,277     464,882          -           -           -          -
Reinvested.............      6,410           -           -          -           -    137,039           -       7,938          -
Redeemed...............  (187,333)    (77,998)        (50)  (174,916)    (46,883)  (543,677)     (4,306)   (128,187)   (75,310)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...(56,045)    (51,126)       4,073  2,833,758     492,138  1,919,350      76,436      74,844   (70,377)
                         =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................   $(7,029)      $(955)          $- $(123,112)          $-  $(42,918)   $(21,345)   $(35,944)   $(1,722)
From net realized gain
on investments and
foreign currency
transactions...........  (243,373)   (114,180)    (14,478) (5,615,316)  (967,222) (7,469,946)  (178,228)   (568,195)   (68,946)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(250,402)  $(115,135)   $(14,478) $(5,738,428)$(967,222) $(7,512,864)$(199,573)  $(604,139)  $(70,668)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
Distributions...............
                         ========================================================================================================

See accompanying notes.

                                                                                                          International
                                                                                                              Growth
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 9,244,774        $ 6,845,264
Net realized gain (loss) from investment transactions and foreign currency transactions......        124,807,753         64,804,495
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         93,228,393         39,378,163
                              Net Increase (Decrease) in Net Assets Resulting from Operations        227,280,920        111,027,922

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,645,307)        (4,296,633)
From net realized gain on investments and foreign currency transactions......................        (64,899,133)       (34,324,112)
                                                            Total Dividends and Distributions        (72,544,440)       (38,620,745)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        391,901,431        266,767,584
                                                      Total increase (decrease) in net assets        546,637,911        339,174,761

Net Assets
Beginning of period..........................................................................        725,513,328        386,338,567
End of period (including undistributed net investment income as set forth below).............    $ 1,272,151,239      $ 725,513,328
Undistributed (overdistributed) net investment income (operating loss).......................        $ 7,719,582        $ 6,338,723



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
 Dollars:
     Sold................... $16,678,221 $5,531,918  $2,094,598 $18,303,765 $367,730,304 $9,531,819  $5,699,930
     Reinvested.............    941,410     864,120     100,235  4,071,697  64,921,584    750,875     890,752
     Redeemed............... (2,870,186)(3,552,435)   (155,510) (10,379,293)(85,425,416)(2,248,868)(1,578,089)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $14,749,445 $2,843,603  $2,039,323 $11,996,169$347,226,472$8,033,826  $5,012,593
                             =================================================================================
Shares:
     Sold...................  1,339,430     453,077     176,150  1,516,528  29,679,087    781,764     462,996
     Reinvested.............     82,355      79,443       9,052    373,054   5,797,645     67,666      80,581
     Redeemed...............  (228,953)   (293,865)    (12,472)  (861,290) (6,883,918)  (183,222)   (129,562)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  1,192,832     238,655     172,730  1,028,292  28,592,814    666,208     414,015
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $5,320,729  $5,525,101    $178,416 $23,226,868$238,852,301$5,538,810  $9,621,165
     Reinvested.............    504,881     488,016           -  2,114,746  35,294,513    191,651      25,628
     Redeemed............... (1,914,200)(2,437,359)    (15,691) (5,288,877)(48,184,755) (783,531) (1,490,828)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,911,410  $3,575,758    $162,725 $20,052,737$225,962,059$4,946,930  $8,155,965
                             =================================================================================
Shares:
     Sold...................    475,950     539,179      17,030  2,232,412  22,249,961    526,008     923,769
     Reinvested.............     49,311      49,811           -    214,946   3,533,776     19,305       2,587
     Redeemed...............  (175,588)   (241,022)     (1,471)  (505,905) (4,577,259)   (74,202)   (137,476)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    349,673     347,968      15,559  1,941,453  21,206,478    471,111     788,880
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(44,537)   $(27,657)    $(1,484)  $(74,961) $(7,365,088) $(67,355)   $(64,225)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (896,873)   (836,463)    (99,741) (3,999,290)(57,556,719) (683,520)   (826,527)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(941,410)  $(864,120)  $(101,225) $(4,074,251)$(64,921,807)$(750,875)  $(890,752)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(55,431)   $(51,845)       $(92) $(226,173) $(3,939,022) $(21,268)    $(2,802)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (449,450)   (436,171)       (858) (1,888,933)(31,355,491) (170,383)    (22,826)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(504,881)  $(488,016)      $(950) $(2,115,106)$(35,294,513)$(191,651)   $(25,628)
Distributions...............
                             =================================================================================


See accompanying notes.

                                                                                                             LargeCap
                                                                                                           Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 2,506,495          $ 829,789
Net realized gain (loss) from investment transactions and foreign currency transactions......         33,010,093          3,213,957
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         38,701,300         43,135,818
                              Net Increase (Decrease) in Net Assets Resulting from Operations         74,217,888         47,179,564

Dividends and Distributions to Shareholders
From net investment income...................................................................           (383,106)          (875,012)
                                                            Total Dividends and Distributions           (383,106)          (875,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        254,418,630        437,233,254
                                                      Total increase (decrease) in net assets        328,253,412        483,537,806

Net Assets
Beginning of period..........................................................................        624,213,076        140,675,270
End of period (including undistributed net investment income as set forth below).............      $ 952,466,488      $ 624,213,076
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,272,852          $ 149,463



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $32,438,242 $15,804,675  $5,737,032 $29,094,286 $3,188,526 $17,071,059 $185,547,476 $50,023,071 $12,390,996
Reinvested.............          -           -           -          -           -          -     383,106           -          -
Redeemed............... (6,467,952)(1,865,759)   (903,424) (44,979,877)(12,618,534)(5,841,387)(13,752,867)(8,650,076) (2,179,963)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$25,970,290$13,938,916  $4,833,608 $(15,885,591)$(9,430,008)$11,229,672$172,177,715$41,372,995 $10,211,033
                         ========================================================================================================
Shares:
Sold...................  4,178,403   2,124,924     767,527  3,888,677     427,385  2,382,903  24,809,735   6,612,378  1,607,974
Reinvested.............          -           -           -          -           -          -      52,123           -          -
Redeemed...............  (833,126)   (253,299)   (121,273) (6,022,663)(1,700,137)  (813,439) (1,836,304) (1,142,841)  (282,496)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 3,345,277   1,871,625     646,254 (2,133,986)(1,272,752)  1,569,464  23,025,554   5,469,537  1,325,478
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $8,519,955  $2,314,979    $853,196 $9,576,207  $1,104,953 $5,665,974 $134,645,284 $1,787,084 $5,690,196
Issued in acquisitions.          -           -           - 262,477,595 37,635,406          -           -           -          -
Reinvested.............      2,426         393           -          -           -     82,590     779,685       9,585        276
Redeemed............... (1,143,545)  (216,082)    (99,582) (15,334,935(5,120,603) (3,325,162)(5,444,000)   (952,574) (2,276,047)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $7,378,836  $2,099,290    $753,614 $256,718,867$33,619,756 $2,423,402 $129,980,969   $844,095 $3,414,425
                         ========================================================================================================
Shares:
Sold...................  1,149,891     334,507     119,112  1,359,428     155,915    873,170  19,972,089     257,203    844,402
Issued in acquisitions.          -           -           - 39,047,317   5,598,808          -           -           -          -
Reinvested.............        355          60           -          -           -     12,986     118,493       1,439         41
Redeemed...............  (158,719)    (32,319)    (14,385) (2,174,154)  (726,693)  (518,066)   (803,139)   (142,611)  (329,127)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  991,527     302,248     104,727 38,232,591   5,028,030    368,090  19,287,443     116,031    515,316
                         =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $-         $-          $-         $-  $(383,106)          $-         $-
                        --------------------------------------------------------------------------------------------------------
Total Dividends and             $-          $-          $-         $-          $-         $-  $(383,106)          $-         $-
Distributions..............
                             ====================================================================================================
Year Ended October 31, 2005
From net investment
income.................   $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
Distributions...............
                          =======================================================================================================

See accompanying notes.

                                                                                                             LargeCap
                                                                                                          S&P 500 Index
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,663,790        $ 8,382,467
Net realized gain (loss) from investment transactions and foreign currency transactions......          3,020,079          5,104,196
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        106,666,828         30,366,551
                              Net Increase (Decrease) in Net Assets Resulting from Operations        120,350,697         43,853,214

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,664,572)        (8,403,618)
From net realized gain on investments and foreign currency transactions......................         (3,072,594)       (36,116,133)
                                                            Total Dividends and Distributions        (10,737,166)       (44,519,751)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        105,879,034        205,724,569
Redemption fees - Class J....................................................................              1,727                  -
                                                      Total increase (decrease) in net assets        215,494,292        205,058,032

Net Assets
Beginning of period..........................................................................        726,156,614        521,098,582
End of period (including undistributed net investment income as set forth below).............      $ 941,650,906      $ 726,156,614
Undistributed (overdistributed) net investment income (operating loss).......................        $ 8,651,257        $ 5,652,039



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $48,406,942 $16,085,714  $6,097,650 $10,868,924 $65,787,982 $25,776,302 $59,177,035 $29,119,260
     Reinvested.............  1,487,452     739,314      50,659  1,092,336   4,125,175    121,902   2,756,245     344,980
     Redeemed............... (39,304,058(14,881,692)  (975,982) (15,830,014)(52,905,894)(2,470,647)(29,905,348)(9,885,203)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $10,590,336 $1,943,336  $5,172,327 $(3,868,754)$17,007,263 $23,427,557$32,027,932 $19,579,037
                             =============================================================================================
Shares:
     Sold...................  5,295,067   1,755,576     671,605  1,185,995   7,255,864  2,808,075   6,386,234   3,169,099
     Reinvested.............    167,071      83,072       5,703    122,714     467,356     13,743     307,229      38,621
     Redeemed............... (4,300,724)(1,641,450)   (106,891) (1,729,069)(5,826,158)  (265,829) (3,242,234) (1,064,298)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,161,414     197,198     570,417  (420,360)   1,897,062  2,555,989   3,451,229   2,143,422
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $30,259,972$21,602,494  $1,413,042 $5,072,529 $87,887,749 $6,679,648 $48,050,725 $19,887,763
     Issued in acquisitions.          -           -           - 71,416,247           -          -           -           -
     Reinvested.............  7,557,801   4,228,660           -          -  21,131,630          -  10,555,225   1,029,480
     Redeemed............... (25,689,953(15,486,762)   (90,044) (4,653,535)(44,802,572)(2,437,598)(24,070,515)(13,817,417)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,127,820$10,344,392  $1,322,998 $71,835,241$64,216,807 $4,242,050 $34,535,435  $7,099,826
                             =============================================================================================
Shares:
     Sold...................  3,538,060   2,518,884     162,921    582,748  10,310,736    775,183   5,538,511   2,292,903
     Issued in acquisitions.          -           -           -  8,384,257           -          -           -           -
     Reinvested.............    879,454     492,635           -          -   2,484,429          -   1,219,719     119,516
     Redeemed............... (2,975,704)(1,804,503)    (10,468)  (533,746) (5,258,630)  (284,089) (2,779,266) (1,615,510)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,441,810   1,207,016     152,453  8,433,259   7,536,535    491,094   3,978,964     796,909
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(1,065,300)$(490,757)   $(31,856) $(804,676) $(2,811,813)$(101,138) $(2,101,630) $(257,402)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (422,152)   (248,557)    (18,803)  (303,532) (1,316,388)   (20,969)   (654,615)    (87,578)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(1,487,452)$(739,314)   $(50,659) $(1,108,208$(4,128,201)$(122,107) $(2,756,245) $(344,980)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,418,440)$(796,478)      $(144)         $- $(3,977,602)    $(154) $(2,018,558) $(192,242)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (6,139,361)(3,432,182)       (676)          - (17,169,319)     (690) (8,536,667)   (837,238)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(7,557,801$(4,228,660)     $(820)         $- $(21,146,921)   $(844) $(10,555,225)$(1,029,480)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                             LargeCap
                                                                                                            Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,376,876        $ 4,158,796
Net realized gain (loss) from investment transactions and foreign currency transactions......         33,765,319         13,670,724
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         69,696,933          1,235,817
                              Net Increase (Decrease) in Net Assets Resulting from Operations        113,839,128         19,065,337

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,682,477)        (1,684,432)
From net realized gain on investments and foreign currency transactions......................        (13,831,742)        (4,668,645)
                                                            Total Dividends and Distributions        (19,514,219)        (6,353,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        105,237,234        408,354,578
                                                      Total increase (decrease) in net assets        199,562,143        421,066,838

Net Assets
Beginning of period..........................................................................        543,312,250        122,245,412
End of period (including undistributed net investment income as set forth below).............      $ 742,874,393      $ 543,312,250
Undistributed (overdistributed) net investment income (operating loss).......................        $ 8,279,477        $ 3,585,078



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $2,354,943  $1,094,974    $558,202 $19,701,278 $2,481,636 $21,687,304 $109,060,118 $3,689,098   $736,298
Reinvested.............     24,429     124,990       8,835  8,884,459     735,397    899,120   8,363,365     211,716     24,256
Redeemed...............  (406,305)   (889,551)   (158,011) (55,667,366(7,934,653) (6,095,477)(2,521,827) (1,362,067)  (367,927)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $1,973,067    $330,413    $409,026 $(27,081,629)$(4,717,620)$16,490,947$114,901,656 $2,538,747   $392,627
                        ========================================================================================================
Shares:
Sold...................    197,410      90,739      46,303  1,632,485     203,981  1,808,700   9,094,539     303,408     60,853
Reinvested.............      2,133      10,878         769    769,600      63,659     78,785     725,496      18,345      2,113
Redeemed...............   (33,830)    (74,855)    (13,182) (4,664,462)  (661,362)  (509,135)   (211,483)   (113,218)   (30,486)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...  165,713      26,762      33,890 (2,262,377)  (393,722)  1,378,350   9,608,552     208,535     32,480
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold...................   $636,282  $3,369,444    $220,337 $10,179,248 $1,127,083 $12,048,099$91,339,474  $2,923,265 $1,520,521
Issued in acquisitions.          -           -           - 303,957,352 26,422,754          -           -           -          -
Reinvested.............     43,481      66,409           -          -           -    889,836   5,166,916     185,125        226
Redeemed...............  (966,455)   (923,713)        (13) (36,483,219)(3,301,581) (4,173,888)(3,845,264) (1,244,081)  (803,060)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $(286,692)  $2,512,140    $220,324 $277,653,381$24,248,256 $8,764,047 $92,661,126  $1,864,309   $717,687
                         ========================================================================================================
Shares:
Sold...................     55,881     299,735      19,293    886,896      98,422  1,084,236   8,124,018     258,910    134,856
Issued in acquisitions.          -           -           - 27,073,783   2,353,499          -           -           -          -
Reinvested.............      3,988       6,078           -          -           -     81,974     472,420      16,901         21
Redeemed...............   (87,605)    (81,755)         (1) (3,167,535)  (287,627)  (376,857)   (339,288)   (111,496)   (70,752)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)   (27,736)     224,058      19,292 24,793,144   2,164,294    789,353   8,257,150     164,315     64,125
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................   $(7,337)   $(21,971)    $(1,347) $(2,395,483)$(119,116) $(144,891) $(2,922,771)  $(62,953)   $(6,608)
From net realized gain
on investments and
foreign currency
transactions...........   (17,092)   (103,019)     (7,802) (6,720,966)  (621,032)  (754,435) (5,440,594)   (148,763)   (18,039)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(24,429)  $(124,990)    $(9,149) $(9,116,449)$(740,148) $(899,326) $(8,363,365) $(211,716)  $(24,647)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(11,188)   $(16,851)      $(117)         $-          $- $(224,960) $(1,383,286)  $(47,842)     $(188)
From net realized gain
on investments and
foreign currency
transactions...........   (32,293)    (49,558)       (359)          -           -  (664,972) (3,783,630)   (137,283)      (550)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(43,481)   $(66,409)      $(476)         $-          $- $(889,932) $(5,166,916) $(185,125)     $(738)
Distributions...............
                         ========================================================================================================


                                                                                                              MidCap
                                                                                                            Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,476,067          $ 873,655
Net realized gain (loss) from investment transactions and foreign currency transactions......         77,418,330         38,281,368
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         21,554,643         (2,029,829)
                              Net Increase (Decrease) in Net Assets Resulting from Operations        100,449,040         37,125,194

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,096,176)          (208,652)
From net realized gain on investments and foreign currency transactions......................        (38,198,887)        (6,508,853)
                                                            Total Dividends and Distributions        (39,295,063)        (6,717,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          8,368,000        624,080,478
                                                      Total increase (decrease) in net assets         69,521,977        654,488,167

Net Assets
Beginning of period..........................................................................        740,697,649         86,209,482
End of period (including undistributed net investment income as set forth below).............      $ 810,219,626      $ 740,697,649
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,199,503          $ 819,612

z

                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $3,466,065    $733,739    $219,585 $45,034,859 $6,424,444 $43,911,974         $-  $5,825,629 $3,320,447
Reinvested.............    190,028     171,875      14,019 27,071,899   3,644,630  6,267,032           -   1,328,728    155,710
Redeemed...............  (925,316) (1,696,890)    (75,743) (82,637,505(19,029,376)(20,910,085)         - (12,657,874)(1,479,874)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $2,730,777  $(791,276)    $157,861 $(10,530,747)$(8,960,302)$29,268,921         $- $(5,503,517)$1,996,283
                         ========================================================================================================
Shares:
Sold...................    248,475      52,818      15,809  3,220,889     455,221  3,191,720           -     411,019    230,687
Reinvested.............     13,993      12,732       1,036  1,985,120     267,594    468,738           -      97,378     11,310
Redeemed...............   (66,392)   (122,172)     (5,427) (5,898,715)(1,365,820) (1,518,707)          -   (899,987)  (100,887)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  196,076    (56,622)      11,418  (692,706)   (643,005)  2,141,751         N/A   (391,590)    141,110
                         =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,726,576  $2,835,210    $288,676 $19,998,331 $3,125,165 $44,342,602         $- $21,075,874 $2,890,205
Issued in acquisitions.          -           -           - 501,732,654 74,461,412          -           -           -          -
Reinvested.............    216,329      78,456           -          -           -  5,529,790           -     806,177     81,069
Redeemed............... (3,049,812)  (796,704)    (21,181) (23,911,617)(8,563,470) (14,252,808)         - (4,133,788) (1,378,668)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$(106,907)  $2,116,962    $267,495 $497,819,368 $69,023,107 $35,619,584         $- $17,748,263 $1,592,606
                         ========================================================================================================
Shares:
Sold...................    204,263     218,112      21,864  1,459,197     227,970  3,409,650           -   1,557,797    220,312
Issued in acquisitions.          -           -           - 37,875,532   5,621,092          -           -           -          -
Reinvested.............     16,866       6,144           -          -           -    436,924           -      62,749      6,247
Redeemed...............  (226,463)    (61,549)     (1,549) (1,742,982)  (624,661) (1,095,485)          -   (311,350)  (101,525)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. (5,334)     162,707      20,315 37,591,747   5,224,401  2,751,089           -   1,309,196    125,034
                         =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $- $(1,017,523)        $-         $-       $(67)   $(73,428)   $(5,158)
From net realized gain
on investments and
foreign currency
transactions...........  (190,028)   (171,875)    (14,568) (26,453,601(3,691,714) (6,270,626)      (623) (1,255,300)  (150,552)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(190,028)  $(171,875)   $(14,568) $(27,471,124$(3,691,714)$(6,270,626)    $(690) $(1,328,728)$(155,710)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................   $(6,605)    $(3,683)       $(18)         $-          $- $(165,843)       $(29)   $(29,638)   $(2,836)
From net realized gain
on investments and
foreign currency
transactions........... $(209,724)   $(74,773)      $(674)         $-          $- $(5,367,358)    $(765)  $(776,539)  $(79,020)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(216,329)   $(78,456)      $(692)         $-          $- $(5,533,201)    $(794)  $(806,177)  $(81,856)
Distributions..............
                         ====================================================================================================

See accompanying notes.

                                                                                                              MidCap
                                                                                                           Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (243,924)        $ (214,352)
Net realized gain (loss) from investment transactions and foreign currency transactions......            841,251          1,934,062
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            542,244            978,030
                              Net Increase (Decrease) in Net Assets Resulting from Operations          1,139,571          2,697,740


Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          8,898,846         (4,342,243)
                                                      Total increase (decrease) in net assets         10,038,417         (1,644,503)

Net Assets
Beginning of period..........................................................................         19,955,488         21,599,991
End of period (including undistributed net investment income as set forth below).............       $ 29,993,905       $ 19,955,488
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $2,075,157  $1,613,123    $125,294 $6,141,155  $3,948,000 $1,427,424    $669,745
     Redeemed...............  (783,516)   (467,906)    (17,501) (5,220,804)   (27,958)  (210,937)   (372,430)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,291,641  $1,145,217    $107,793   $920,351  $3,920,042 $1,216,487    $297,315
                             =================================================================================
Shares:
     Sold...................    296,688     233,458      18,845    951,819     592,772    209,906      96,630
     Redeemed...............  (115,327)    (70,079)     (2,466)  (812,004)     (4,037)   (31,418)    (50,426)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    181,361     163,379      16,379    139,815     588,735    178,488      46,204
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $803,081    $521,545     $10,000 $4,392,453    $548,866   $102,870     $67,943
     Redeemed...............  (270,584)   (457,846)           - (3,148,781)(6,806,571)   (30,230)    (74,989)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $532,497     $63,699     $10,000 $1,243,672 $(6,257,705)   $72,640    $(7,046)
                             =================================================================================
Shares:
     Sold...................    122,411      81,429       1,863    776,350      95,494     16,190      11,662
     Redeemed...............   (43,793)    (73,698)           -  (560,682) (1,198,390)    (4,889)    (11,662)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     78,618       7,731       1,863    215,668 (1,102,896)     11,301           -
                             =================================================================================



                                                                                                              MidCap
                                                                                                             S&P 400
                                                                                                            Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,076,614          $ 500,486
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,350,403          4,367,919
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,425,313          6,278,022
                              Net Increase (Decrease) in Net Assets Resulting from Operations         14,852,330         11,146,427

Dividends and Distributions to Shareholders
From net investment income...................................................................           (572,622)          (241,790)
From net realized gain on investments and foreign currency transactions......................         (4,351,299)        (1,658,985)
                                                            Total Dividends and Distributions         (4,923,921)        (1,900,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         55,240,657         32,474,910
                                                      Total increase (decrease) in net assets         65,169,066         41,720,562

Net Assets
Beginning of period..........................................................................        101,051,466         59,330,904
End of period (including undistributed net investment income as set forth below).............      $ 166,220,532      $ 101,051,466
Undistributed (overdistributed) net investment income (operating loss).......................          $ 936,361          $ 432,369



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $17,536,796 $10,626,862  $2,535,493 $10,496,039 $11,544,305 $21,245,917 $6,909,312
     Reinvested.............    799,719     829,324      34,616  1,271,026      83,750  1,600,564     303,752
     Redeemed............... (5,659,032)(5,894,023)   (510,376) (7,386,304)  (889,258) (7,782,398)(2,455,427)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,677,483 $5,562,163  $2,059,733 $4,380,761 $10,738,797 $15,064,083 $4,757,637
                             =================================================================================
Shares:
     Sold...................  1,223,339     744,551     180,275    757,037     822,720  1,484,033     487,072
     Reinvested.............     57,599      59,914       2,531     93,982       6,088    114,662      21,829
     Redeemed...............  (391,464)   (411,707)    (36,575)  (531,134)    (62,416)  (545,001)   (171,916)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    889,474     392,758     146,231    319,885     766,392  1,053,694     336,985
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $12,346,294 $8,723,742    $330,858 $7,947,263  $1,454,019 $11,467,479 $4,654,451
     Reinvested.............    212,250     306,497           -    635,359           -    666,125      79,418
     Redeemed............... (3,040,388)(2,753,237)     (4,623) (3,519,342)  (199,432) (4,658,319)(2,173,504)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,518,156  $6,277,002    $326,235 $5,063,280  $1,254,587 $7,475,285  $2,560,365
                             =================================================================================
Shares:
     Sold...................    942,876     659,345      24,624    624,172     110,039    874,508     355,601
     Reinvested.............     16,894      24,438           -     51,781           -     52,849       6,312
     Redeemed...............  (229,806)   (211,770)       (343)  (277,459)    (14,648)  (351,459)   (167,037)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    729,964     472,013      24,281    398,494      95,391    575,898     194,876
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(95,511)   $(60,250)    $(1,637)  $(73,966)   $(21,109) $(273,041)   $(47,108)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (704,208)   (769,074)    (33,467) (1,197,742)   (62,641) (1,327,523)  (256,644)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(799,719)  $(829,324)   $(35,104) $(1,271,708) $(83,750) $(1,600,564)$(303,752)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(28,227)   $(38,453)       $(36)  $(75,215)       $(51)  $(89,470)   $(10,338)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (184,023)   (268,044)       (273)  (560,584)       (323)  (576,658)    (69,080)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(212,250)  $(306,497)      $(309) $(635,799)      $(374) $(666,128)   $(79,418)
Distributions...............
                             =================================================================================

See accompanying notes.

                                                                                                              MidCap
                                                                                                            Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 974,179          $ 360,159
Net realized gain (loss) from investment transactions and foreign currency transactions......          7,944,721         17,441,468
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         10,403,477         (2,350,783)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         19,322,377         15,450,844

Dividends and Distributions to Shareholders
From net investment income...................................................................           (536,903)          (165,463)
From net realized gain on investments and foreign currency transactions......................        (17,432,732)        (5,214,459)
                                                            Total Dividends and Distributions        (17,969,635)        (5,379,922)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         20,666,461         28,180,156
Redemption fees - Class J....................................................................                  -                355
                                                      Total increase (decrease) in net assets         22,019,203         38,251,433

Net Assets
Beginning of period..........................................................................        118,404,752         80,153,319
End of period (including undistributed net investment income as set forth below).............      $ 140,423,955      $ 118,404,752
Undistributed (overdistributed) net investment income (operating loss).......................          $ 649,757          $ 212,481



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
 Year Ended October 31, 2006
Dollars:
     Sold...................   $626,872    $653,665     $80,746 $21,151,187         $-   $766,334  $1,473,722
     Reinvested.............     70,183      67,321       4,367 16,860,696     767,336    157,468      28,195
     Redeemed...............  (242,777)    (96,339)    (45,417) (20,725,839)  (11,229)  (512,381)   (407,649)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $454,278    $624,647     $39,696 $17,286,044   $756,107   $411,421  $1,094,268
                             =================================================================================
Shares:
     Sold...................     45,690      48,890       6,019  1,572,396           -     56,833     112,054
     Reinvested.............      5,425       5,191         338  1,315,272      57,388     12,165       2,193
     Redeemed...............   (18,115)     (6,966)     (3,322) (1,548,952)      (728)   (38,265)    (31,038)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     33,000      47,115       3,035  1,338,716      56,660     30,733      83,209
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,094,223    $260,028     $48,357 $31,923,407 $5,212,521   $890,404    $549,192
     Reinvested.............    105,203      10,343           -  5,158,779      59,029     12,812      28,897
     Redeemed............... (2,719,788)   (14,400)       (104) (12,717,820(1,074,163)  (158,114)   (488,650)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(1,520,362)  $255,971     $48,253 $24,364,366 $4,197,387   $745,102     $89,439
                             =================================================================================
Shares:
     Sold...................     79,268      18,706       3,456  2,310,837     356,985     63,416      41,165
     Reinvested.............      8,104         794           -    399,893       4,543        989       2,242
     Redeemed...............  (188,321)     (1,022)         (7)  (924,523)    (82,145)   (11,217)    (34,623)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  (100,949)      18,478       3,449  1,786,207     279,383     53,188       8,784
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................   $(2,817)    $(1,849)      $(104) $(463,825)   $(57,575)   $(9,252)    $(1,481)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (67,366)    (65,472)     (5,894) (16,409,309) (709,761)  (148,216)    (26,714)
                             ---------------------------------------------------------------------------------
Total Dividends and           $(70,183)   $(67,321)    $(5,998) $(16,873,134)$(767,336) $(157,468)   $(28,195)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(3,613)      $(429)       $(18) $(157,433)    $(2,520)     $(496)      $(954)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (101,590)     (9,914)       (632) (5,004,936)   (57,128)   (12,316)    (27,943)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(105,203)   $(10,343)      $(650) $(5,162,369) $(59,648)  $(12,812)   $(28,897)
Distributions...............
                             =================================================================================

See accompanying notes.

                                                                                                              Money
                                                                                                           Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 27,164,609        $ 9,523,257
                              Net Increase (Decrease) in Net Assets Resulting from Operations         27,164,609          9,523,257

Dividends and Distributions to Shareholders
From net investment income...................................................................        (27,164,609)        (9,523,257)
                                                            Total Dividends and Distributions        (27,164,609)        (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,082,809        473,280,383
                                                      Total increase (decrease) in net assets          1,082,809        473,280,383

Net Assets
Beginning of period..........................................................................        691,998,195        218,717,812
End of period (including undistributed net investment income as set forth below).............      $ 693,081,004      $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $94,484,268 $71,184,325 $30,942,986 $682,760,010 $2,687,087 $76,309,668 $26,436,749 $76,760,499 $45,999,662
Reinvested.............    516,733     461,780     69,123  16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed...............(88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $6,614,381    $337,196 $(7,049,524)$87,107,078 $(122,807) $14,025,778 $(114,189,108)$11,240,603 $3,119,212
                         ========================================================================================================
Shares:
Sold................... 94,484,268  71,184,325 30,942,986 682,760,010  2,687,087  76,309,668  26,436,749  76,760,499 45,999,662
Reinvested.............    516,733     461,780     69,123  16,457,965     80,157   5,449,686   1,141,388   1,413,622    138,845
Redeemed...............88,386,620)(71,308,909)(38,061,633)(612,110,897)(2,890,051)(67,733,576)(141,767,245)(66,933,518)(43,019,295)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  6,614,381     337,196 (7,049,524) 87,107,078  (122,807)  14,025,778 (114,189,108)11,240,603  3,119,212
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $95,777,197$78,191,806 $15,507,366$178,767,682$1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,724
Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed............... (94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $1,252,051  $2,785,957 $8,627,228 $344,588,589$3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                         ========================================================================================================
Shares:
Sold................... 95,777,197  78,191,806 15,507,366 178,767,682  1,143,298  69,153,023  99,461,247  75,527,015 55,543,724
Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
Redeemed...............(94,738,305)(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                          =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(518,183)  $(461,780)  $(69,126) $(16,646,780)$(82,585) $(5,527,065)$(2,297,555)$(1,422,659)$(138,876)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(518,183)  $(461,780)  $(69,126) $(16,646,780)$(82,585) $(5,527,065)$(2,297,555)$(1,422,659)$(138,876)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
Distributions...............
                          ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                              Global
                                                                                                           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                                      October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................          $ 195,059           $ 76,099
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,118,760           (110,333)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,601,184            313,962
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,915,003            279,728

Dividends and Distributions to Shareholders
From net investment income...................................................................            (87,520)                 -
                                                            Total Dividends and Distributions            (87,520)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         10,352,977         11,820,171
                                                      Total increase (decrease) in net assets         13,180,460         12,099,899

Net Assets
Beginning of period..........................................................................         12,099,899                  -
End of period (including undistributed net investment income as set forth below).............       $ 25,280,359       $ 12,099,899
Undistributed (overdistributed) net investment income (operating loss).......................          $ 172,301           $ 77,524



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  InstitutionaPreferred    Select
Capital Share Transactions:
                          Year Ended October 31, 2006
                                    Dollars:
     Sold................... $1,825,044  $1,759,472    $384,767 $13,752,421 $1,381,922   $983,084
     Reinvested.............        109           -           -     16,240         134      2,135
     Redeemed...............  (440,682)   (357,934)   (109,684) (7,231,009)(1,186,259)  (426,783)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,384,471  $1,401,538    $275,083 $6,537,652    $195,797   $558,436
                             =====================================================================
Shares:
     Sold...................    160,295     151,221      33,516  1,191,522     121,146     85,879
     Reinvested.............         10           -           -      1,487          12        195
     Redeemed...............   (38,761)    (31,577)     (9,349)  (628,397)   (101,505)   (37,061)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    121,544     119,644      24,167    564,612      19,653     49,013
                             =====================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold...................    $10,000     $39,743     $21,495 $11,135,482    $10,000 $1,246,902
     Redeemed...............          -           -         (3)  (199,252)           -  (444,196)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    $10,000     $39,743     $21,492 $10,936,230    $10,000   $802,706
                             =====================================================================
Shares:
     Sold...................      1,000       3,857       2,109  1,110,856       1,000    126,104
     Redeemed...............          -           -           -   (19,212)           -   (44,444)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....      1,000       3,857       2,109  1,091,644       1,000     81,660
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................     $(115)          $-          $-  $(85,095)      $(175)   $(2,135)
                             ---------------------------------------------------------------------
Total Dividends and              $(115)          $-          $-  $(85,095)      $(175)   $(2,135)
Distributions...............
                             =====================================================================


(a) Period from March 1, 2005, date operations commenced, through October 31,
2005.

                                                                                                             Partners
                                                                                                          International
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 8,912,415        $ 5,020,557
Net realized gain (loss) from investment transactions and foreign currency transactions......         64,481,391         18,899,316
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         89,925,690         30,467,626
                              Net Increase (Decrease) in Net Assets Resulting from Operations        163,319,496         54,387,499

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,695,147)          (951,805)
From net realized gain on investments and foreign currency transactions......................        (18,927,110)        (1,763,093)
                                                            Total Dividends and Distributions        (23,622,257)        (2,714,898)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        230,504,095        323,859,790
                                                      Total increase (decrease) in net assets        370,201,334        375,532,391

Net Assets
Beginning of period..........................................................................        571,027,870        195,495,479
End of period (including undistributed net investment income as set forth below).............      $ 941,229,204      $ 571,027,870
Undistributed (overdistributed) net investment income (operating loss).......................        $ 9,438,224        $ 4,623,341



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $10,821,497 $6,454,463  $1,576,871 $228,648,220 $9,921,496 $5,312,624
     Reinvested.............    236,201     287,061      20,804 22,186,837     617,612    273,364
     Redeemed............... (4,200,909)(1,809,850)   (119,946) (43,330,125)(3,359,590) (3,032,535)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $6,856,789  $4,931,674  $1,477,729 $207,504,932$7,179,518 $2,553,453
                             =====================================================================
Shares:
     Sold...................    784,432     464,505     112,989 15,807,658     725,767    396,618
     Reinvested.............     18,433      22,476       1,624  1,714,522      47,964     21,253
     Redeemed...............  (304,634)   (127,830)     (8,274) (3,141,844)  (239,661)  (216,514)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    498,231     359,151     106,339 14,380,336     534,070    201,357
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,768,055  $6,721,060    $364,568 $308,767,82$16,838,090 $5,498,328
     Reinvested.............      2,659      30,753           -  2,546,125      74,449     17,814
     Redeemed............... (1,047,394)(1,306,500)    (28,488) (16,672,046(4,403,719) (1,311,786)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $6,723,320  $5,445,313    $336,080 $294,641,901$12,508,820 $4,204,356
                             =====================================================================
Shares:
     Sold...................    647,432     568,018      29,133 25,607,397   1,404,349    468,166
     Reinvested.............        226       2,626           -    216,663       6,347      1,519
     Redeemed...............   (86,893)   (107,790)     (2,384) (1,404,340)  (365,785)  (108,223)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    560,765     462,854      26,749 24,419,720   1,044,911    361,462
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(15,283)    $(1,905)          $- $(4,558,797) $(87,814)  $(31,348)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (220,918)   (285,156)    (21,182) (17,628,040) (529,798)  (242,016)
                             ---------------------------------------------------------------------
Total Dividends and          $(236,201)  $(287,061)   $(21,182) $(22,186,837)$(617,612) $(273,364)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(1,755)   $(10,504)       $(34) $(909,286)   $(24,294)   $(5,932)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (1,029)    (20,372)        (80) (1,679,321)   (50,283)   (12,008)
                             ---------------------------------------------------------------------
Total Dividends and            $(2,784)   $(30,876)      $(114) $(2,588,607) $(74,577)  $(17,940)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                            Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 7,823,842        $ 7,069,031
Net realized gain (loss) from investment transactions and foreign currency transactions......         46,847,020         35,180,865
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         72,208,584         12,559,932
                              Net Increase (Decrease) in Net Assets Resulting from Operations        126,879,446         54,809,828

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,838,845)        (5,990,472)
From net realized gain on investments and foreign currency transactions......................        (34,388,534)       (34,052,662)
                                                            Total Dividends and Distributions        (40,227,379)       (40,043,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         52,025,197        199,775,242
                                                      Total increase (decrease) in net assets        138,677,264        214,541,936

Net Assets
Beginning of period..........................................................................        807,713,718        593,171,782
End of period (including undistributed net investment income as set forth below).............      $ 946,390,982      $ 807,713,718
Undistributed (overdistributed) net investment income (operating loss).......................        $ 6,016,603        $ 4,031,606



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $9,437,807  $7,317,205  $2,361,101 $12,621,905 $2,596,811 $39,185,747 $77,429,284  $5,056,523 $2,799,902
Reinvested.............  1,185,114   1,285,465      10,409  2,267,315     962,517  3,217,754  28,746,037   2,060,013    438,294
Redeemed............... (4,352,929)(9,549,942)   (469,000) (13,266,263)(3,214,834) (12,050,512)(94,126,218)(7,753,769) (2,170,539)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $6,269,992  $(947,272)  $1,902,510 $1,622,957    $344,494 $30,352,989$12,049,103  $(637,233) $1,067,657
                        ========================================================================================================
Shares:
Sold...................    905,089     698,771     224,516  1,191,451     246,165  3,776,203   7,267,653     481,344    266,793
Reinvested.............    114,858     125,347       1,006    218,153      92,817    317,513   2,764,086     199,136     42,265
Redeemed...............  (412,824)   (907,076)    (43,952) (1,248,683)  (304,334) (1,161,410)(8,902,327)   (734,186)  (204,773)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 607,123    (82,958)     181,570    160,921      34,648  2,932,306   1,129,412    (53,706)    104,285
                          ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $7,501,360 $11,759,213    $264,989 $4,539,074  $1,243,708 $30,358,460$109,769,814$10,320,311 $7,066,453
Issued in acquisitions.          -           -           - 51,186,768  22,574,163          -           -           -          -
Reinvested.............  1,520,729   1,477,549           -          -           -  3,104,189  31,286,682   2,252,061    398,324
Redeemed............... (7,400,495)(6,822,393)     (3,351) (4,211,041)(1,091,143) (8,234,114)(58,724,797)(5,585,533) (4,775,738)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) $1,621,594  $6,414,369    $261,638 $51,514,801$22,726,728 $25,228,535$82,331,699  $6,986,839 $2,689,039
                         ========================================================================================================
Shares:
Sold...................    735,142   1,166,839      25,303    435,508     119,176  3,029,562  10,630,380   1,032,330    693,646
Issued in acquisitions.          -           -           -  5,013,615   2,211,078          -           -           -          -
Reinvested.............    150,643     146,961           -          -           -    312,469   3,083,968     222,656     39,266
Redeemed...............  (729,488)   (673,235)       (330)  (404,091)   (104,586)  (820,719) (5,732,064)   (545,961)  (474,784)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)    156,297     640,565      24,973  5,045,032   2,225,668  2,521,312   7,982,284     709,025    258,128
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
 From net investment
 income.................  $(87,239)   $(43,166)       $(26) $(103,657)          $- $(130,812) $(5,157,299) $(268,997)  $(47,649)
 From net realized gain
 on investments and
 foreign currency
 transactions........... (1,097,875)(1,242,299)    (10,813) (2,210,900)  (969,014) (3,087,141)(23,588,831)(1,791,016)  (390,645)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and       $(1,185,114$(1,285,465)  $(10,839) $(2,314,557)$(969,014) $(3,217,953)$(28,746,130)$(2,060,013)$(438,294)
Distributions...............
                           =======================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(228,471)  $(209,034)       $(88)         $-          $- $(451,050) $(4,714,410) $(329,983)  $(57,436)
From net realized gain
on investments and
foreign currency
transactions........... (1,292,258)(1,268,515)       (561)          -           - (2,656,090)(26,572,272)(1,922,078)  (340,888)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(1,520,729$(1,477,549)     $(649)         $-          $- $(3,107,140)$(31,286,682)$(2,252,061)$(398,324)
Distributions...............
                         ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                           Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,276,020          $ 506,149
Net realized gain (loss) from investment transactions and foreign currency transactions......         10,862,135          3,816,437
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         16,699,998          3,012,339
                              Net Increase (Decrease) in Net Assets Resulting from Operations         28,838,153          7,334,925

Dividends and Distributions to Shareholders
From net investment income...................................................................           (608,487)          (250,214)
From net realized gain on investments and foreign currency transactions......................           (736,539)          (155,099)
                                                            Total Dividends and Distributions         (1,345,026)          (405,313)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         95,704,679        153,683,697
                                                      Total increase (decrease) in net assets        123,197,806        160,613,309

Net Assets
Beginning of period..........................................................................        192,274,255         31,660,946
End of period (including undistributed net investment income as set forth below).............      $ 315,472,061      $ 192,274,255
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,006,727          $ 339,194



                              Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $2,835,817  $2,099,509  $1,063,226 $16,790,703 $1,498,070 $15,202,587 $93,665,216  $1,102,285   $586,409
Reinvested.............      8,902      22,665       1,086    929,201      82,281    226,700           -      40,253     18,432
Redeemed...............  (444,943) (1,852,200)   (442,079) (22,070,939(7,766,632) (5,948,886)  (476,188) (1,199,710)  (267,086)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,399,776    $269,974    $622,233 $(4,351,035)$(6,186,281)$9,480,401 $93,189,028   $(57,172)   $337,755
                         ========================================================================================================
Shares:
Sold...................    317,051     237,251     119,836  1,883,301     166,482  1,724,709  10,090,039     122,985     65,543
Reinvested.............      1,021       2,607         125    106,796       9,425     26,290           -       4,609      2,116
Redeemed...............   (50,060)   (207,366)    (50,031) (2,484,280)  (874,917)  (674,158)    (50,160)   (134,084)   (29,815)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... 268,012      32,492      69,930  (494,183)   (699,010)  1,076,841  10,039,879     (6,490)     37,844
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $1,340,383  $1,888,662     $10,500 $5,278,819    $640,144 $10,880,192         $-  $1,620,444 $1,898,691
Issued in acquisitions.          -           -           - 125,959,529 23,564,254          -           -           -          -
Reinvested.............     16,353      31,518           -          -           -    321,075           -      30,744      4,208
Redeemed............... (1,699,883)  (819,549)           - (8,047,302)(3,229,598) (4,555,771)          -   (951,887)  (497,829)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...$(343,147)  $1,100,631     $10,500 $123,191,046 $20,974,800 $6,645,496          $-    $699,301 $1,405,070
                          ========================================================================================================
Shares:
Sold...................    160,915     231,380       1,356    629,801      76,556  1,341,964           -     199,209    234,310
Issued in acquisitions.          -           -           - 15,495,697   2,898,901          -           -           -          -
Reinvested.............      1,986       3,837           -          -           -     39,430           -       3,722        511
Redeemed...............  (202,989)   (100,599)           -  (961,677)   (385,279)  (563,252)           -   (114,790)   (61,150)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  (40,088)     134,618       1,356 15,163,821   2,590,178    818,142           -      88,141    173,671
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................   $(4,724)    $(8,938)      $(262) $(463,081)          $-  $(93,128)       $(95)   $(26,786)  $(11,473)
From net realized gain
on investments and
foreign currency
transactions...........    (4,178)    (13,727)       (878)  (480,894)    (82,715)  (133,685)        (36)    (13,467)    (6,959)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(8,902)   $(22,665)    $(1,140) $(943,975)   $(82,715) $(226,813)      $(131)   $(40,253)  $(18,432)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(10,060)   $(20,411)       $(72)         $-          $- $(198,151)       $(69)   $(18,769)   $(2,682)
From net realized gain
on investments and
foreign currency
transactions...........    (6,293)    (11,107)        (48)          -           -  (123,980)        (41)    (11,975)    (1,655)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(16,353)   $(31,518)      $(120)         $-          $- $(322,131)      $(110)   $(30,744)   $(4,337)
Distributions...............
                         ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                           Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 603,567          $ 117,821
Net realized gain (loss) from investment transactions and foreign currency transactions......          8,733,194          1,709,901
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,167,895         (1,408,951)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         17,504,656            418,771

Dividends and Distributions to Shareholders
From net investment income...................................................................           (392,619)                 -
From net realized gain on investments and foreign currency transactions......................         (1,903,230)          (792,718)
                                                            Total Dividends and Distributions         (2,295,849)          (792,718)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................       (218,455,391)       330,131,079
                                                      Total increase (decrease) in net assets       (203,246,584)       329,757,132

Net Assets
Beginning of period..........................................................................        343,169,810         13,412,678
End of period (including undistributed net investment income as set forth below).............      $ 139,923,226      $ 343,169,810
Undistributed (overdistributed) net investment income (operating loss).......................          $ 346,973          $ 117,821



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
 Dollars:
     Sold...................   $186,113    $602,109   $103,107  $3,728,836  $9,066,963     $4,121          $-
     Reinvested.............     11,207      14,561      2,017      48,172   2,217,852         76           -
     Redeemed...............  (730,554) (1,174,776)   (86,020) (1,958,683) (230,473,060) (17,432)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(533,234)  $(558,106)    $19,104  $1,818,325 $(219,188,245)$(13,235)          $-
                             =================================================================================
Shares:
     Sold...................     15,626      50,756      8,637     315,156     731,966        334           -
     Reinvested.............        917       1,197        164       3,975     178,735          6           -
     Redeemed...............   (62,512)    (99,851)    (7,101)   (166,809) (18,682,059)   (1,422)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   (45,969)    (47,898)      1,700     152,322 (17,771,358)   (1,082)           -
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,273,363    $644,932   $322,919  $4,118,439 $340,896,072   $13,164      $8,453
     Reinvested.............      1,876     125,910          -     324,198           -          -           -
     Redeemed............... (5,510,867)  (613,383)       (86) (1,653,763) (15,611,312) (100,424)   (108,412)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,764,372    $157,459   $322,833  $2,788,874 $325,284,760 $(87,260)   $(99,959)
                             =================================================================================
Shares:
     Sold...................    622,525      55,204     26,940     354,773  28,714,961      1,117         720
     Reinvested.............        161      10,807          -      27,924           -          -           -
     Redeemed...............  (466,188)    (52,323)        (7)   (142,318) (1,302,059)    (8,517)     (9,230)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    156,498      13,688     26,933     240,379  27,412,902    (7,400)     (8,510)
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-         $-          $-  $(392,619)         $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (11,207)    (14,561)    (2,073)    (48,172) (1,826,943)      (176)        (98)
                             ---------------------------------------------------------------------------------
Total Dividends and           $(11,207)   $(14,561)   $(2,073)   $(48,172) $(2,219,562)    $(176)       $(98)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(8,677)  $(132,711)     $(577)  $(331,106)  $(306,045)   $(6,801)    $(6,801)
                             ---------------------------------------------------------------------------------
Total Dividends and            $(8,677)  $(132,711)     $(577)  $(331,106)  $(306,045)   $(6,801)    $(6,801)
Distributions...............
                             =================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             LargeCap
                                                                                                          Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,815,604        $ 2,907,409
Net realized gain (loss) from investment transactions and foreign currency transactions......         57,172,056         43,189,905
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          6,594,912         44,444,279
                              Net Increase (Decrease) in Net Assets Resulting from Operations         67,582,572         90,541,593

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -         (4,003,726)
From net realized gain on investments and foreign currency transactions......................        (36,359,979)                 -
                                                            Total Dividends and Distributions        (36,359,979)        (4,003,726)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        120,103,096        142,489,028
Redemption fees - Class J....................................................................                336                304
                                                      Total increase (decrease) in net assets        151,326,025        229,027,199

Net Assets
Beginning of period..........................................................................        955,390,554        726,363,355
End of period (including undistributed net investment income as set forth below).............    $ 1,106,716,579      $ 955,390,554
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,815,604                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $7,976,846  $4,307,998    $633,075 $8,392,568  $1,535,415 $13,981,301 $168,264,340 $7,859,231 $5,463,970
Reinvested.............  1,091,270     861,998      14,106  1,815,314     555,338  1,153,247  29,406,414   1,132,067    303,725
Redeemed............... (13,140,208(9,751,636)    (72,521) (11,204,507)(3,267,732) (6,017,321)(74,373,545)(11,102,234)(5,715,423)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$(4,072,092$(4,581,640)   $574,660 $(996,625) $(1,176,979)$9,117,227 $123,297,209$(2,110,936)   $52,272
                        ========================================================================================================
Shares:
Sold...................    981,722     542,472      77,781  1,037,452     191,096  1,836,769  20,661,154     954,264    684,536
Reinvested.............    132,115     107,081       1,705    218,449      67,070    147,286   3,525,949     136,723     37,039
Redeemed............... (1,638,423)(1,243,404)     (9,186) (1,387,684)  (407,750)  (791,206) (9,069,046) (1,391,934)  (697,211)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..(524,586)   (593,851)      70,300  (131,783)   (149,584)  1,192,849  15,118,057   (300,947)     24,364
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $6,415,416  $5,470,564    $295,584 $2,753,569    $552,152 $11,187,877$150,588,664 $5,949,056 $2,351,772
Issued in acquisitions.          -           -           - 47,917,785  15,306,782          -           -           -          -
Reinvested.............    158,706     103,320           -          -           -     94,401   3,480,309     145,261     21,495
Redeemed............... (8,965,227)(5,623,636)    (54,403) (3,291,697)(1,552,223) (3,386,860)(78,014,341)(6,165,151) (3,250,147)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $(2,391,105) $(49,752)    $241,181 $47,379,657$14,306,711 $7,895,418 $76,054,632   $(70,834) $(876,880)
                         ========================================================================================================
Shares:
Sold...................    823,998     726,320      38,050    345,172      68,802  1,522,274  19,314,275     787,649    305,028
Issued in acquisitions.          -           -           -  6,098,950   1,948,243          -           -           -          -
Reinvested.............     20,347      13,559           -          -           -     12,705     444,484      18,647      2,777
Redeemed............... (1,163,602)  (747,301)     (6,905)  (409,889)   (192,755)  (460,407) (9,980,670)   (800,989)  (441,357)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). (319,257)     (7,422)      31,145  6,034,233   1,824,290  1,074,572   9,778,089       5,307  (133,552)
                         =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions........... $(1,091,270)$(861,998)   $(14,526) $(1,838,648)$(557,674) $(1,153,657)$(29,406,414$(1,132,067)$(303,725)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(1,091,270)$(861,998)   $(14,526) $(1,838,648)$(557,674) $(1,153,657)$(29,406,414$(1,132,067)$(303,725)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
Distributions...............
                          =======================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                         LargeCap Growth
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 518,252          $ 396,837
Net realized gain (loss) from investment transactions and foreign currency transactions......         57,216,197         10,479,456
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         31,537,424         34,709,737
                              Net Increase (Decrease) in Net Assets Resulting from Operations         89,271,873         45,586,030

Dividends and Distributions to Shareholders
From net investment income...................................................................           (689,961)          (797,869)
From net realized gain on investments and foreign currency transactions......................         (8,923,735)        (3,789,120)
                                                            Total Dividends and Distributions         (9,613,696)        (4,586,989)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (25,585,441)       533,716,550
                                                      Total increase (decrease) in net assets         54,072,736        574,715,591

Net Assets
Beginning of period..........................................................................        784,589,553        209,873,962
End of period (including undistributed net investment income as set forth below).............      $ 838,662,289      $ 784,589,553
Undistributed (overdistributed) net investment income (operating loss).......................          $ 335,707          $ 651,588



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $1,973,745  $2,201,039    $464,069   $501,511  $4,416,188 $155,574,160 $4,809,528  $6,197,848
     Reinvested.............     94,805     162,618       1,717      2,005     126,335  8,765,170     228,208     232,552
     Redeemed............... (2,943,258)(4,516,934)   (235,161)   (84,131) (2,400,431) (186,218,39(9,483,925) (5,454,704)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(874,708) $(2,153,277)   $230,625   $419,385  $2,142,092 $(21,879,065)$(4,446,189)   $975,696
                             =============================================================================================
Shares:
     Sold...................    237,155     271,034      54,705     58,951     549,761 18,300,379     574,112     766,520
     Reinvested.............     11,368      19,664         201        234      15,597  1,021,917      26,943      27,586
     Redeemed...............  (353,542)   (552,270)    (27,668)    (9,829)   (302,493) (21,638,301(1,156,286)   (649,778)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (105,019)   (261,572)      27,238     49,356     262,865 (2,316,005)  (555,231)     144,328
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,295,750 $10,000,309    $168,129   $142,023  $4,206,153 $533,473,611$8,523,061 $18,422,395
     Reinvested.............    128,394     209,212           -          -     161,818  3,680,012     304,465     102,897
     Redeemed............... (1,792,268)(4,799,939)     (8,151)      (514) (1,795,031) (31,425,596(4,555,666) (4,724,514)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,631,876  $5,409,582    $159,978   $141,509  $2,572,940 $505,728,027$4,271,860 $13,800,778
                             =============================================================================================
Shares:
     Sold...................    425,486   1,298,148      21,211     17,372     552,435 68,994,573   1,077,009   2,323,534
     Reinvested.............     16,351      26,818           -          -      21,175    457,376      38,323      13,002
     Redeemed...............  (227,382)   (615,916)     (1,008)       (63)   (236,857) (3,898,362)  (573,364)   (597,942)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    214,455     709,050      20,203     17,309     336,753 65,553,587     541,968   1,738,594
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $-         $-          $- $(689,961)          $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (94,805)   (162,618)     (1,834)    (2,117)   (126,392) (8,075,209)  (228,208)   (232,552)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(94,805)  $(162,618)    $(1,834)   $(2,117)  $(126,392) $(8,765,170)$(228,208)  $(232,552)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(19,925)   $(29,526)       $(27)         $-   $(24,629) $(656,840)   $(50,551)   $(16,371)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (108,469)   (179,686)       (164)          -   (137,189) (3,023,172)  (253,914)    (86,526)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(128,394)  $(209,212)      $(191)         $-  $(161,818) $(3,680,012)$(304,465)  $(102,897)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          LargeCap Value
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 34,171,852       $ 22,954,189
Net realized gain (loss) from investment transactions and foreign currency transactions......        113,938,308         66,120,628
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        256,647,077         33,666,283
                              Net Increase (Decrease) in Net Assets Resulting from Operations        404,757,237        122,741,100

Dividends and Distributions to Shareholders
From net investment income...................................................................        (22,752,144)       (19,530,352)
From net realized gain on investments and foreign currency transactions......................        (66,098,505)       (11,048,831)
                                                            Total Dividends and Distributions        (88,850,649)       (30,579,183)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        491,756,930        302,889,844
Redemption fees - Class J....................................................................                305                  -
                                                      Total increase (decrease) in net assets        807,663,823        395,051,761

Net Assets
Beginning of period..........................................................................      1,733,736,749      1,338,684,988
End of period (including undistributed net investment income as set forth below).............    $ 2,541,400,572    $ 1,733,736,749
Undistributed (overdistributed) net investment income (operating loss).......................       $ 28,479,568       $ 17,059,860



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $31,431,454 $14,413,326  $6,273,742 $12,499,008 $2,303,434 $32,194,385 $447,788,309 $50,591,646 $17,577,010
Reinvested.............  2,639,881   1,954,208      59,339  2,354,113     749,153  3,131,299  72,996,860   3,737,955  1,153,211
Redeemed............... (10,242,469(5,556,566) (1,374,286) (12,476,507(3,345,165) (12,423,812)(144,658,832)(17,393,102)(4,620,664)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$23,828,866$10,810,968  $4,958,795 $2,376,614  $(292,578) $22,901,872$376,126,337$36,936,499 $14,109,557
                         ========================================================================================================
Shares:
Sold...................  2,172,653   1,005,618     445,215    878,904     162,700  2,274,236  31,258,809   3,474,418  1,234,607
Reinvested.............    190,965     145,468       4,396    173,094      55,166    233,246   5,369,488     275,177     85,278
Redeemed...............  (705,317)   (398,526)    (96,761)  (874,486)   (235,710)  (883,534) (9,904,160) (1,220,969)  (326,941)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,658,301     752,560     352,850    177,512    (17,844)  1,623,948  26,724,137   2,528,626    992,944
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $32,558,922$17,254,447    $431,591 $5,200,063    $974,492 $33,720,096$342,559,910$25,449,330 $13,834,889
Issued in acquisitions.          -           -           - 51,978,749  20,768,465          -           -           -          -
Reinvested.............    750,907     761,713           -          -           -    969,947  26,693,482   1,083,315    318,509
Redeemed............... (12,149,742(9,824,340)    (51,114) (3,526,408)(1,245,127) (9,340,669)(222,621,339(8,544,335) (5,115,909)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$21,160,087 $8,191,820    $380,477 $53,652,404$20,497,830 $25,349,374$146,632,053$17,988,310 $9,037,489
                         ========================================================================================================
Shares:
Sold...................  2,377,234   1,304,003      32,312    380,607      71,252  2,546,545  25,443,416   1,905,958  1,043,361
Issued in acquisitions.          -           -           -  3,859,600   1,542,129          -           -           -          -
Reinvested.............     55,353      57,621           -          -           -     73,427   2,005,505      81,330     24,004
Redeemed...............  (884,725)   (742,111)     (3,741)  (257,151)    (91,017)  (702,533) (16,603,751)  (634,048)  (385,368)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  1,547,862     619,513      28,571  3,983,056   1,522,364  1,917,439  10,845,170   1,353,240    681,997
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(471,068)  $(279,885)    $(7,255) $(376,236)          $- $(458,787) $(20,052,671)$(863,025) $(243,217)
From net realized gain
on investments and
foreign currency
transactions........... (2,168,813)(1,674,323)    (52,532) (2,043,662)  (756,783) (2,672,999)(52,944,469)(2,874,930)  (909,994)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(2,639,881$(1,954,208)  $(59,787) $(2,419,898)$(756,783) $(3,131,786$(72,997,140$(3,737,955)$(1,153,211)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(475,969)  $(481,457)      $(134)         $-          $- $(617,270) $(17,063,615)$(691,262) $(200,645)
From net realized gain
on investments and
foreign currency
transactions...........  (274,938)   (280,256)        (81)          -           -  (353,772) (9,629,867)   (392,053)  (117,864)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(750,907)  $(761,713)      $(215)         $-          $- $(971,042) $(26,693,482$(1,083,315)$(318,509)
Distributions...............
                        ========================================================================================================


See accompanying notes.

                                                                                                             Partners
                                                                                                          LargeCap Value
                                                                                                              Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,205,521        $ 1,799,816
Net realized gain (loss) from investment transactions and foreign currency transactions......         13,574,956          3,037,215
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         51,420,434         10,946,306
                              Net Increase (Decrease) in Net Assets Resulting from Operations         70,200,911         15,783,337

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,500,557)           (36,072)
From net realized gain on investments and foreign currency transactions......................         (3,147,763)                 -
                                                            Total Dividends and Distributions         (5,648,320)           (36,072)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        231,533,143        270,287,667
                                                      Total increase (decrease) in net assets        296,085,734        286,034,932

Net Assets
Beginning of period..........................................................................        291,302,251          5,267,319
End of period (including undistributed net investment income as set forth below).............      $ 587,387,985      $ 291,302,251
Undistributed (overdistributed) net investment income (operating loss).......................        $ 4,494,731        $ 1,789,767



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $5,069,664  $6,430,186  $4,271,507 $217,622,938 $5,434,650 $1,332,622
     Reinvested.............     11,455          93       7,147  5,584,478      42,987      1,578
     Redeemed...............  (624,834) (1,404,287)   (239,595) (9,689,687)(2,128,120)  (189,639)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $4,456,285  $5,025,992  $4,039,059 $213,517,729$3,349,517 $1,144,561
                             =====================================================================
Shares:
     Sold...................    406,677     511,560     328,666 16,877,752     433,162    106,710
     Reinvested.............        948           8         592    459,674       3,545        131
     Redeemed...............   (49,027)   (112,276)    (18,898)  (769,598)   (164,659)   (14,996)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    358,598     399,292     310,360 16,567,828     272,048     91,845
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $397,256      $7,432    $388,697 $275,533,571$2,814,653         $-
     Reinvested.............          -           -           -     14,808           -          -
     Redeemed...............   (37,146)        (63)     (8,842) (8,461,950)  (360,749)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $360,110      $7,369    $379,855 $267,086,429$2,453,904         $-
                             =====================================================================
Shares:
     Sold...................     34,263         670      34,060 24,663,900     250,937          -
     Reinvested.............          -           -           -      1,323           -          -
     Redeemed...............    (3,194)         (6)       (767)  (766,153)    (31,480)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     31,069         664      33,293 23,899,070     219,457          -
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................   $(2,512)       $(36)          $- $(2,481,587) $(14,793)   $(1,629)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (9,097)       (189)     (7,266) (3,102,891)   (28,194)      (126)
                             ---------------------------------------------------------------------
Total Dividends and           $(11,609)      $(225)    $(7,266) $(5,584,478) $(42,987)   $(1,755)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(37)       $(36)       $(32)  $(35,888)       $(40)      $(39)
                             ---------------------------------------------------------------------
Total Dividends and               $(37)       $(36)       $(32)  $(35,888)       $(40)      $(39)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          LargeCap Value
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                                  October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................        $ 3,649,209        $ 1,537,606
Net realized gain (loss) from investment transactions and foreign currency transactions......          3,546,871          2,249,367
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         28,853,652          4,829,149
                              Net Increase (Decrease) in Net Assets Resulting from Operations         36,049,732          8,616,122

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,248,622)                 -
From net realized gain on investments and foreign currency transactions......................         (2,265,324)                 -
                                                            Total Dividends and Distributions         (4,513,946)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         18,494,296        188,815,084
                                                      Total increase (decrease) in net assets         50,030,082        197,431,206

Net Assets
Beginning of period..........................................................................        197,431,206                  -
End of period (including undistributed net investment income as set forth below).............      $ 247,461,288      $ 197,431,206
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,938,193        $ 1,537,606



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $1,770,014    $588,157    $172,774 $31,633,151 $2,485,909 $1,885,500
     Reinvested.............      9,512       1,734       1,155  4,490,528       8,458      1,868
     Redeemed...............  (601,300)    (62,485)    (58,688) (21,226,028) (678,685) (1,927,278)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,178,226    $527,406    $115,241 $14,897,651 $1,815,682  $(39,910)
                             =====================================================================
Shares:
     Sold...................    164,808      54,744      16,337  2,878,543     235,537    184,598
     Reinvested.............        922         168         112    435,382         819        182
     Redeemed...............   (56,518)     (5,765)     (5,284) (1,999,369)   (63,962)  (184,782)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    109,212      49,147      11,165  1,314,556     172,394        (2)
                             =====================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold...................   $736,382     $58,606     $10,494 $201,151,362$1,020,276    $10,022
     Redeemed...............  (176,854)           -           - (13,421,369) (573,835)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $559,528     $58,606     $10,494 $187,729,993  $446,441    $10,022
                             =====================================================================
Shares:
     Sold...................     72,814       5,818       1,050 20,718,777     102,079      1,002
     Redeemed...............   (17,933)           -           - (1,355,513)   (56,901)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     54,881       5,818       1,050 19,363,264      45,178      1,002
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................   $(3,114)      $(484)      $(232) $(2,239,979)  $(3,510)   $(1,303)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (6,398)     (1,404)     (1,064) (2,250,549)    (5,153)      (756)
                             ---------------------------------------------------------------------
Total Dividends and            $(9,512)    $(1,888)    $(1,296) $(4,490,528)  $(8,663)   $(2,059)
Distributions...............
                             =====================================================================

(a) Period from December 29, 2004, date operations commenced, through October
31, 2005.

                                                                                                             Partners
                                                                                                          MidCap Growth
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (1,973,855)      $ (1,505,172)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,376,261          5,622,546
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,548,368         21,505,782
                              Net Increase (Decrease) in Net Assets Resulting from Operations         32,950,774         25,623,156

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (3,001,206)                 -
                                                            Total Dividends and Distributions         (3,001,206)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         75,536,512        301,501,261
Redemption fees - Class J....................................................................                  -              1,084
                                                      Total increase (decrease) in net assets        105,486,080        327,125,501

Net Assets
Beginning of period..........................................................................        371,631,375         44,505,874
End of period (including undistributed net investment income as set forth below).............      $ 477,117,455      $ 371,631,375
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $16,511,094 $4,629,400    $516,218 $7,415,994  $1,334,237 $10,347,682 $87,124,110 $20,714,362 $22,690,723
Reinvested.............    130,055      74,712       1,513    191,772      79,330    181,709   2,115,590     171,300     50,163
Redeemed............... (5,436,999)(3,373,218)   (146,504) (7,154,393)(2,044,264) (6,050,475)(64,032,116)(5,365,543) (5,139,940)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$11,204,150 $1,330,894    $371,227   $453,373  $(630,697) $4,478,916 $25,207,584 $15,520,119 $17,600,946
                        ========================================================================================================
Shares:
Sold...................  1,655,986     472,367      53,666    763,008     138,790  1,112,869   9,050,276   2,114,260  2,318,929
Reinvested.............     13,477       7,931         162     20,379       8,457     20,123     224,109      17,660      5,226
Redeemed...............  (563,035)   (355,249)    (15,555)  (752,370)   (216,644)  (666,607) (6,654,917)   (550,375)  (524,839)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,106,428     125,049      38,273     31,017    (69,397)    466,385   2,619,468   1,581,545  1,799,316
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $4,554,182  $4,863,437    $163,656 $1,715,116    $341,830 $7,605,852 $276,408,005 $2,848,649   $277,405
Issued in acquisitions.          -           -           - 24,938,033  10,350,619          -           -           -          -
Redeemed............... (3,180,200)(3,264,493)     (6,763) (2,140,036)  (691,655) (3,883,177)(16,988,101)(2,204,909)  (206,189)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $1,373,982  $1,598,944    $156,893 $24,513,113$10,000,794 $3,722,675 $259,419,904   $643,740    $71,216
                        ========================================================================================================
Shares:
Sold...................    526,987     584,318      18,715    196,481      39,322    954,857  33,263,676     331,881     32,779
Issued in acquisitions.          -           -           -  2,969,413   1,232,463          -           -           -          -
Redeemed...............  (370,640)   (394,175)       (782)  (245,163)    (79,420)  (487,405) (1,959,249)   (259,360)   (23,909)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...  156,347     190,143      17,933  2,920,731   1,192,365    467,452  31,304,427      72,521      8,870
                          =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions........... $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
Distributions...............
                         ========================================================================================================


See accompanying notes.

                                                                                                             Partners
                                                                                                          MidCap Growth
                                                                                                              Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................           $ (6,787)        $ (609,577)
Net realized gain (loss) from investment transactions and foreign currency transactions......         31,486,676         17,253,022
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          2,499,058         16,538,766
                              Net Increase (Decrease) in Net Assets Resulting from Operations         33,978,947         33,182,211

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (15,486,068)                 -
                                                            Total Dividends and Distributions        (15,486,068)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (14,591,468)        90,691,225
                                                      Total increase (decrease) in net assets          3,901,411        123,873,436

Net Assets
Beginning of period..........................................................................        253,904,338        130,030,902
End of period (including undistributed net investment income as set forth below).............      $ 257,805,749      $ 253,904,338
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $2,688,546  $1,369,087    $154,979 $1,966,324 $12,053,105 $1,918,720  $1,083,523
     Reinvested.............    103,224      32,162       7,406     26,109  15,221,619     72,946      18,453
     Redeemed............... (1,511,007)  (255,901)    (68,304)  (678,956) (46,656,798)(1,750,272)  (386,433)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,280,763  $1,145,348     $94,081 $1,313,477 $(19,382,074) $241,394    $715,543
                             =================================================================================
Shares:
     Sold...................    219,454     111,609      12,447    158,099     964,655    153,127      88,264
     Reinvested.............      8,617       2,694         619      2,167   1,259,026      6,048       1,537
     Redeemed...............  (124,124)    (21,041)     (5,669)   (55,141) (3,800,554)  (143,090)    (32,262)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    103,947      93,262       7,397    105,125 (1,576,873)     16,085      57,539
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $460,308    $646,351    $130,286   $366,039 $107,317,482  $925,196    $313,913
     Redeemed...............  (128,627)   (448,273)     (1,060)    (2,888) (18,658,363) (187,695)    (41,444)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $331,681    $198,078    $129,226   $363,151 $88,659,119   $737,501    $272,469
                             =================================================================================
Shares:
     Sold...................     41,427      60,647      11,151     30,976  10,037,412     87,096      29,208
     Redeemed...............   (11,654)    (39,964)        (92)      (247) (1,646,646)   (17,322)     (3,674)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     29,773      20,683      11,059     30,729   8,390,766     69,774      25,534
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
Distributions...............
                             =================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          MidCap Growth
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October     Period Ended
                                                                                                                  October 31,
                                                                                                   31, 2006            2005(a)
Operations
Net investment income (operating loss).......................................................         $ (883,381)        $ (675,536)
Net realized gain (loss) from investment transactions and foreign currency transactions......         56,131,154          1,961,919
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (11,333,130)        29,660,742
                              Net Increase (Decrease) in Net Assets Resulting from Operations         43,914,643         30,947,125

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (1,846,158)                 -
                                                            Total Dividends and Distributions         (1,846,158)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         73,858,216        417,965,518
                                                      Total increase (decrease) in net assets        115,926,701        448,912,643

Net Assets
Beginning of period..........................................................................        448,912,643                  -
End of period (including undistributed net investment income as set forth below).............      $ 564,839,344      $ 448,912,643
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  InstitutionaPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $10,445,284 $1,983,577  $2,130,202 $106,526,762 $7,011,733 $8,231,855
     Reinvested.............      7,824       4,927         931  1,824,618       4,271      3,500
     Redeemed............... (1,831,672)  (569,626)   (219,012) (56,702,429(2,836,305) (2,158,224)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $8,621,436  $1,418,878  $1,912,121 $51,648,951 $4,179,699 $6,077,131
                             =====================================================================
Shares:
     Sold...................    875,048     175,547     182,439  8,815,537     595,442    719,926
     Reinvested.............        683         431          81    157,703         372        305
     Redeemed...............  (157,180)    (49,444)    (18,987) (4,924,540)  (241,833)  (184,512)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    718,551     126,534     163,533  4,048,700     353,981    535,719
                             =====================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold................... $1,510,082    $224,476     $57,494 $452,347,579$1,025,178 $1,190,965
     Redeemed...............  (226,294)    (14,947)    (10,138) (37,627,508)  (89,873)  (421,496)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,283,788    $209,529     $47,356 $414,720,071  $935,305   $769,469
                             =====================================================================
Shares:
     Sold...................    142,068      21,002       5,412 44,926,244     101,654    114,623
     Redeemed...............   (21,616)     (1,391)       (972) (3,671,191)    (8,444)   (39,166)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    120,452      19,611       4,440 41,255,053      93,210     75,457
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(7,824)    $(4,970)      $(975) $(1,824,618)  $(4,271)   $(3,500)
                             ---------------------------------------------------------------------
Total Dividends and            $(7,824)    $(4,970)      $(975) $(1,824,618)  $(4,271)   $(3,500)
Distributions...............
                             =====================================================================


(a) Period from December 29, 2004, date operations commenced, through October
31, 2005.

See accompanying notes.

                                                                                                             Partners
                                                                                                           MidCap Value
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,420,259          $ 276,238
Net realized gain (loss) from investment transactions and foreign currency transactions......         54,079,652         48,738,150
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         29,645,392          1,143,606
                              Net Increase (Decrease) in Net Assets Resulting from Operations         87,145,303         50,157,994

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,259,599)                 -
From net realized gain on investments and foreign currency transactions......................        (48,436,187)       (20,373,382)
                                                            Total Dividends and Distributions        (49,695,786)       (20,373,382)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         94,300,285        242,553,219
                                                      Total increase (decrease) in net assets        131,749,802        272,337,831

Net Assets
Beginning of period..........................................................................        538,876,944        266,539,113
End of period (including undistributed net investment income as set forth below).............      $ 670,626,746      $ 538,876,944
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,436,898          $ 276,238



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $14,271,536 $6,789,923  $1,296,053 $8,083,848  $1,022,929 $23,345,475 $78,585,585  $8,559,943 $5,274,298
Reinvested.............  1,835,090   1,757,885      19,348    246,739      55,310  7,124,113  35,791,251   1,796,637  1,026,307
Redeemed............... (5,412,326)(4,998,415)   (149,229) (1,656,406)  (239,786) (15,251,310(64,446,996)(8,618,531) (1,808,986)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $10,694,300 $3,549,393  $1,166,172 $6,674,181    $838,453 $15,218,278$49,929,840  $1,738,049 $4,491,619
                        ========================================================================================================
Shares:
Sold...................    945,525     464,297      85,388    530,196      67,096  1,607,335   5,106,893     564,730    352,756
Reinvested.............    125,177     122,929       1,314     16,649       3,745    503,471   2,407,686     122,224     70,247
Redeemed...............  (358,106)   (339,513)    (10,022)  (110,785)    (15,918) (1,051,272)(4,222,658)   (571,067)  (121,160)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 712,596     247,713      76,680    436,060      54,923  1,059,534   3,291,921     115,887    301,843
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $13,597,074$13,777,613    $147,665 $2,263,562    $474,916 $45,842,636$157,066,184$17,667,027 $11,688,301
Reinvested.............    456,915     553,848           -          -           -  2,611,239  16,230,251     420,508     86,492
Redeemed............... (1,678,454)(1,860,266)       (976)   (22,329)    (38,052) (9,163,158)(21,864,999)(3,713,075) (1,989,703)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$12,375,535$12,471,195    $146,689 $2,241,233    $436,864 $39,290,717$151,431,436$14,374,460 $9,785,090
                        ========================================================================================================
Shares:
Sold...................    925,149     968,510       9,735    147,013      30,965  3,241,294  10,666,178   1,205,192    811,724
Reinvested.............     32,754      40,545           -          -           -    192,854   1,155,178      30,166      6,231
Redeemed...............  (113,271)   (129,055)        (67)    (1,408)     (2,587)  (643,502) (1,473,758)   (249,818)  (135,371)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 844,632     880,000       9,668    145,605      28,378  2,790,646  10,347,598     985,540    682,584
                          ========================================================================================================

Distributions:
Year Ended October 31, 2006
 From net investment
 income.................         $-          $-          $-         $-          $-         $- $(1,251,019)   $(8,580)         $-
 From net realized gain
 on investments and
 foreign currency
 transactions........... (1,835,090)(1,757,885)    (20,304)  (268,477)    (56,242) (7,141,147)(34,541,568)(1,788,057) (1,027,417)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and       $(1,835,090$(1,757,885)  $(20,304) $(268,477)   $(56,242) $(7,141,147)$(35,792,587$(1,796,637)$(1,027,417)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions...........  (456,915)   (553,848)       (702)         $-          $- (2,623,851)(16,230,251)  (420,508)   (87,307)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(456,915)  $(553,848)      $(702)         $-          $- $(2,623,851)$(16,230,251)$(420,508)  $(87,307)
Distributions...........
                         ========================================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                              MidCap
                                                                                                           Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,231,550        $ 2,070,753
Net realized gain (loss) from investment transactions and foreign currency transactions......         37,306,411         45,024,082
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         54,362,417         15,227,929
                              Net Increase (Decrease) in Net Assets Resulting from Operations         95,900,378         62,322,764

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,410,914)        (1,346,625)
From net realized gain on investments and foreign currency transactions......................        (45,039,783)        (3,740,674)
                                                            Total Dividends and Distributions        (47,450,697)        (5,087,299)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        193,346,567        160,217,899
                                                      Total increase (decrease) in net assets        241,796,248        217,453,364

Net Assets
Beginning of period..........................................................................        520,454,016        303,000,652
End of period (including undistributed net investment income as set forth below).............      $ 762,250,264      $ 520,454,016
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,262,349        $ 1,441,713



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
 Dollars:
     Sold................... $10,717,564 $3,431,910  $1,966,245 $151,494,202 $9,946,008 $4,808,107
     Reinvested.............    219,954     106,312      61,326 46,678,797     260,121    120,025
     Redeemed............... (2,169,686)  (532,491)   (235,435) (30,469,593)(1,841,617) (1,215,182)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $8,767,832  $3,005,731  $1,792,136 $167,703,406$8,364,512 $3,712,950
                             =====================================================================
Shares:
     Sold...................    812,348     260,761     148,445 11,295,229     744,672    364,895
     Reinvested.............     17,360       8,404       4,841  3,650,370      20,418      9,451
     Redeemed...............  (164,155)    (40,483)    (17,940) (2,285,115)  (137,386)   (92,124)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    665,553     228,682     135,346 12,660,484     627,704    282,222
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,470,558    $934,968    $269,873 $168,557,371$1,188,561 $1,263,622
     Reinvested.............      5,692         767           -  5,079,455         732          -
     Redeemed...............  (204,780)    (97,865)     (2,921) (17,726,768) (138,378)  (382,988)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,271,470    $837,870    $266,952 $155,910,058$1,050,915   $880,634
                             =====================================================================
Shares:
     Sold...................    114,029      72,450      20,800 13,227,231      89,401     95,914
     Reinvested.............        472          64           -    419,779          61          -
     Redeemed...............   (15,993)     (7,657)       (224) (1,402,173)   (10,671)   (29,716)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     98,508      64,857      20,576 12,244,837      78,791     66,198
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $- $(2,404,632)  $(5,481)     $(801)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (219,954)   (107,371)    (62,305) (44,274,165) (255,699)  (120,289)
                             ---------------------------------------------------------------------
Total Dividends and          $(219,954)  $(107,371)   $(62,305) $(46,678,797)$(261,180) $(121,090)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(1,343)      $(219)       $(33) $(1,344,765)    $(224)      $(41)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (4,349)       (713)       (118) (3,734,690)      (677)      (127)
                             ---------------------------------------------------------------------
Total Dividends and            $(5,692)      $(932)      $(151) $(5,079,455)    $(901)     $(168)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             SmallCap
                                                                                                            Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 161,246           $ 12,252
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,854,906         16,714,013
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (1,758,575)         5,245,128
                              Net Increase (Decrease) in Net Assets Resulting from Operations         20,257,577         21,971,393

Dividends and Distributions to Shareholders
From net investment income...................................................................           (109,768)          (367,838)
From net realized gain on investments and foreign currency transactions......................        (16,656,018)        (2,805,561)
                                                            Total Dividends and Distributions        (16,765,786)        (3,173,399)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (16,961,007)        61,400,184
                                                      Total increase (decrease) in net assets        (13,469,216)        80,198,178

Net Assets
Beginning of period..........................................................................        240,348,988        160,150,810
End of period (including undistributed net investment income as set forth below).............      $ 226,879,772      $ 240,348,988
Undistributed (overdistributed) net investment income (operating loss).......................           $ 63,730           $ 12,252



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
 Dollars:
     Sold................... $1,407,970    $550,668    $155,051 $14,047,540   $145,698 $1,651,659
     Reinvested.............    202,276      69,762       2,868 16,342,184      16,664    117,256
     Redeemed............... (1,017,240)  (321,464)    (34,101) (49,043,329) (127,960) (1,126,509)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $593,006    $298,966    $123,818 $(18,653,605)  $34,402   $642,406
                             =====================================================================
Shares:
     Sold...................     85,400      33,131       9,352    827,926       8,677    100,747
     Reinvested.............     12,564       4,360         177    998,503       1,026      7,242
     Redeemed...............   (61,834)    (19,838)     (2,004) (3,001,459)    (7,676)   (69,271)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     36,130      17,653       7,525 (1,175,030)      2,027     38,718
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,926,266  $1,133,400     $38,719 $79,089,016   $225,350   $179,959
     Reinvested.............      2,788         788           -  3,163,568         477      2,228
     Redeemed............... (1,228,789)  (279,924)        (70) (24,800,727)  (40,713)   (12,152)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $2,700,265    $854,264     $38,649 $57,451,857   $185,114   $170,035
                             =====================================================================
Shares:
     Sold...................    245,067      71,399       2,494  4,929,566      14,479     11,423
     Reinvested.............        175          50           -    196,879          30        140
     Redeemed...............   (75,068)    (17,447)         (5) (1,552,300)    (2,444)      (777)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    170,174      54,002       2,489  3,574,145      12,065     10,786
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $- $(109,768)          $-         $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (205,766)    (73,224)     (3,634) (16,232,416)  (20,204)  (120,774)
                             ---------------------------------------------------------------------
Total Dividends and          $(205,766)   $(73,224)    $(3,634) $(16,342,184)$(20,204) $(120,774)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(373)      $(134)       $(13) $(366,881)      $(137)     $(300)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (3,251)     (1,476)       (167) (2,796,687)    (1,202)    (2,778)
                             ---------------------------------------------------------------------
Total Dividends and            $(3,624)    $(1,610)      $(180) $(3,163,568)  $(1,339)   $(3,078)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             SmallCap
                                                                                                          Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (1,091,654)        $ (988,688)
Net realized gain (loss) from investment transactions and foreign currency transactions......         25,793,640          8,315,745
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (6,605,120)         2,206,931
                              Net Increase (Decrease) in Net Assets Resulting from Operations         18,096,866          9,533,988


Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (41,999,317)        43,451,681
                                                      Total increase (decrease) in net assets        (23,902,451)        52,985,669

Net Assets
Beginning of period..........................................................................        138,010,892         85,025,223
End of period (including undistributed net investment income as set forth below).............      $ 114,108,441      $ 138,010,892
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $3,008,176    $252,148     $35,874 $2,972,282 $44,833,184 $5,293,664    $583,605
     Redeemed............... (2,470,317)  (333,804)    (38,355) (2,441,565)(88,700,427)(4,759,927)  (233,855)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $537,859   $(81,656)    $(2,481)   $530,717 $(43,867,243) $533,737    $349,750
                             =================================================================================
Shares:
     Sold...................    325,787      27,631       3,955    325,789   4,734,772    560,310      63,152
     Redeemed...............  (272,233)    (36,053)     (4,079)  (278,437) (8,997,022)  (523,581)    (24,551)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     53,554     (8,422)       (124)     47,352 (4,262,250)     36,729      38,601
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $631,414    $263,687     $39,953 $1,628,457 $56,624,017 $3,669,286    $119,004
     Redeemed............... (1,581,587)  (215,171)        (49) (2,060,283)(14,397,661)(1,180,399)   (88,987)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(950,173)     $48,516     $39,904 $(431,826) $42,226,356 $2,488,887     $30,017
                             =================================================================================
Shares:
     Sold...................     77,326      33,451       4,766    208,647   6,744,236    433,752      14,698
     Redeemed...............  (190,073)    (27,279)         (6)  (265,637) (1,737,014)  (143,825)    (10,751)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  (112,747)       6,172       4,760   (56,990)   5,007,222    289,927       3,947
                             =================================================================================



                                                                                                             Partners
                                                                                                         SmallCap Growth
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (4,280,918)      $ (3,078,007)
Net realized gain (loss) from investment transactions and foreign currency transactions......         47,414,851         28,468,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         14,200,749         20,122,527
                              Net Increase (Decrease) in Net Assets Resulting from Operations         57,334,682         45,513,009

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (25,315,900)        (8,154,974)
                                                            Total Dividends and Distributions        (25,315,900)        (8,154,974)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        146,214,880        119,033,610
                                                      Total increase (decrease) in net assets        178,233,662        156,391,645

Net Assets
Beginning of period..........................................................................        451,296,578        294,904,933
End of period (including undistributed net investment income as set forth below).............      $ 629,530,240      $ 451,296,578
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $7,382,506  $4,668,349    $945,548 $5,218,830    $999,079 $10,215,972 $135,463,556 $21,937,647 $6,504,033
Reinvested.............    591,750     583,041      13,846    713,311     360,289    598,199  21,184,279   1,098,420    163,167
Redeemed............... (4,427,409)(3,073,658)   (262,933) (3,654,193)(1,045,776) (2,539,453)(47,950,558)(6,490,994) (2,981,968)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $3,546,847  $2,177,732    $696,461 $2,277,948    $313,592 $8,274,718 $108,697,277$16,545,073 $3,685,232
                        ========================================================================================================
Shares:
Sold...................    800,053     517,349     101,078    556,128     106,930  1,190,502  14,116,505   2,341,803    690,178
Reinvested.............     67,092      67,326       1,542     79,081      40,077     71,985   2,338,221     122,728     18,395
Redeemed...............  (497,166)   (345,727)    (26,993)  (393,515)   (113,448)  (300,298) (5,167,724)   (709,096)  (321,853)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 369,979     238,948      75,627    241,694      33,559    962,189  11,287,002   1,755,435    386,720
                         =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $4,906,278  $4,380,391     $56,268 $1,438,756    $387,092 $4,053,371 $151,482,390 $4,683,851   $983,695
Issued in acquisitions.          -           -           - 14,882,859   7,254,787          -           -           -          -
Reinvested.............    205,305     199,083           -          -           -    176,872   7,296,867     230,736     45,831
Redeemed............... (2,352,863)(1,904,907)        (12) (3,360,587)(1,002,941) (1,276,397)(69,448,404)(3,199,586) (1,085,125)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$2,758,720  $2,674,567     $56,256 $12,961,028 $6,638,938 $2,953,846 $89,330,853  $1,715,001  $(55,599)
                        ========================================================================================================
Shares:
Sold...................    585,749     525,225       6,467    159,795      43,278    497,285  18,349,976     548,185    117,215
Issued in acquisitions.          -           -           -  1,705,329     831,278          -           -           -          -
Reinvested.............     24,558      24,219           -          -           -     22,304     856,440      27,306      5,463
Redeemed...............  (280,331)   (229,550)         (1)  (380,845)   (113,401)  (160,203) (8,237,366)   (373,162)  (130,523)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...329,976     319,894       6,466  1,484,279     761,155    359,386  10,969,050     202,329    (7,845)
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions........... $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279$(1,098,420)$(163,167)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279$(1,098,420)$(163,167)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
Distributions...............
                          =======================================================================================================


See accompanying notes.

                                                                                                             Partners
                                                                                                             SmallCap
                                                                                                         Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (1,144,237)        $ (575,571)
Net realized gain (loss) from investment transactions and foreign currency transactions......         24,454,906          6,894,880
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          6,963,326          7,496,669
                              Net Increase (Decrease) in Net Assets Resulting from Operations         30,273,995         13,815,978

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (6,514,697)                 -
                                                            Total Dividends and Distributions         (6,514,697)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         81,974,987        113,769,948
                                                      Total increase (decrease) in net assets        105,734,285        127,585,926

Net Assets
Beginning of period..........................................................................        132,394,775          4,808,849
End of period (including undistributed net investment income as set forth below).............      $ 238,129,060      $ 132,394,775
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold...................   $421,834    $756,696    $784,915 $97,288,870   $882,790   $581,753
     Reinvested.............     18,055       4,149         656  6,415,792      73,934          -
     Redeemed...............  (140,442)   (151,935)    (42,462) (24,187,537) (466,881)  (265,200)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $299,447    $608,910    $743,109 $79,517,125   $489,843   $316,553
                             =====================================================================
Shares:
     Sold...................     36,443      64,326      64,376  7,941,289      73,632     46,446
     Reinvested.............      1,588         366          58    559,354       6,474          -
     Redeemed...............   (11,686)    (13,119)     (3,499) (2,040,077)   (39,570)   (21,081)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     26,345      51,573      60,935  6,460,566      40,536     25,365
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $428,011    $165,320     $10,043 $123,704,935$1,689,599         $-
     Redeemed...............   (50,279)    (86,304)           - (11,879,663) (211,714)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $377,732     $79,016     $10,043 $111,825,272$1,477,885         $-
                             =====================================================================
Shares:
     Sold...................     40,001      16,283       1,039 12,525,165     158,957          -
     Redeemed...............    (4,602)     (8,369)           - (1,156,340)   (20,834)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     35,399       7,914       1,039 11,368,825     138,123          -
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........  $(18,578)    $(4,672)    $(1,198) $(6,415,792) $(73,934)     $(523)
                             ---------------------------------------------------------------------
Total Dividends and           $(18,578)    $(4,672)    $(1,198) $(6,415,792) $(73,934)     $(523)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             SmallCap
                                                                                                            Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (220,575)         $ 112,210
Net realized gain (loss) from investment transactions and foreign currency transactions......         49,933,285         28,082,627
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (9,588,587)        10,365,464
                              Net Increase (Decrease) in Net Assets Resulting from Operations         40,124,123         38,560,301

Dividends and Distributions to Shareholders
From net investment income...................................................................            (57,226)           (71,862)
From net realized gain on investments and foreign currency transactions......................        (24,893,571)                 -
                                                            Total Dividends and Distributions        (24,950,797)           (71,862)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (59,877,258)        24,603,009
Redemption fees - Class J....................................................................              1,095                  -
                                                      Total increase (decrease) in net assets        (44,702,837)        63,091,448

Net Assets
Beginning of period..........................................................................        324,609,042        261,517,594
End of period (including undistributed net investment income as set forth below).............      $ 279,906,205      $ 324,609,042
Undistributed (overdistributed) net investment income (operating loss).......................              $ 708           $ 40,348



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $3,774,670  $1,108,925    $265,122 $3,314,508 $26,145,286 $4,560,133  $1,416,863
     Reinvested.............    510,121     209,250       6,156    807,496  22,005,771  1,340,549      68,258
     Redeemed............... (2,220,475)(1,244,147)    (29,495) (2,738,352)(112,055,271)(5,757,070)(1,365,556)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,064,316     $74,028    $241,783 $1,383,652 $(63,904,214) $143,612    $119,565
                             =================================================================================
Shares:
     Sold...................    226,639      66,495      15,433    200,155   1,489,181    264,854      84,132
     Reinvested.............     31,219      12,941         370     50,405   1,309,940     80,708       4,142
     Redeemed...............  (132,344)    (75,182)     (1,684)  (166,843) (6,437,171)  (333,230)    (81,634)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    125,514       4,254      14,119     83,717 (3,638,050)     12,332       6,640
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,351,871  $1,085,688     $10,000 $3,972,722 $64,948,772 $5,959,803    $394,706
     Reinvested.............          -           -           -          -      70,959        903           -
     Redeemed............... (2,930,896)(1,301,061)           - (1,684,506)(43,129,037)(5,105,427)   (41,488)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(579,025)  $(215,373)     $10,000 $2,288,216 $21,890,694   $855,279    $353,218
                             =================================================================================
Shares:
     Sold...................    140,727      65,968         660    241,850   3,850,809    348,148      23,011
     Reinvested.............          -           -           -          -       4,340         56           -
     Redeemed...............  (179,118)    (80,938)           -  (103,209) (2,541,134)  (302,225)     (2,462)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   (38,391)    (14,970)         660    138,641   1,314,015     45,979      20,549
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $-         $-   $(57,226)         $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (510,121)   (209,250)     (7,028)  (808,569) (21,948,545)(1,340,549)   (69,509)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(510,121)  $(209,250)    $(7,028) $(808,569) $(22,005,771)$(1,340,549) $(69,509)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................         $-          $-          $-         $-   $(70,959)     $(903)          $-
                             ---------------------------------------------------------------------------------
Total Dividends and                  $-          $-          $-         $-   $(70,959)     $(903)          $-
Distributions...............
                             =================================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                             SmallCap
                                                                                                           Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,625,831          $ 836,454
Net realized gain (loss) from investment transactions and foreign currency transactions......         22,895,070         18,972,343
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         26,366,461          2,683,094
                              Net Increase (Decrease) in Net Assets Resulting from Operations         50,887,362         22,491,891

Dividends and Distributions to Shareholders
From net investment income...................................................................           (942,274)          (273,088)
From net realized gain on investments and foreign currency transactions......................        (18,654,389)        (7,512,363)
                                                            Total Dividends and Distributions        (19,596,663)        (7,785,451)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        152,184,257        106,435,723
                                                      Total increase (decrease) in net assets        183,474,956        121,142,163

Net Assets
Beginning of period..........................................................................        243,322,000        122,179,837
End of period (including undistributed net investment income as set forth below).............      $ 426,796,956      $ 243,322,000
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,422,036          $ 738,479



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $12,112,598 $5,909,585  $2,491,479 $133,466,519 $11,478,877 $2,826,950
     Reinvested.............    931,610   1,104,523      76,561 16,362,208     904,163    180,975
     Redeemed............... (4,077,356)(3,752,445)   (335,610) (20,830,842(5,853,487)  (812,051)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $8,966,852  $3,261,663  $2,232,430 $128,997,885$6,529,553 $2,195,874
                             =====================================================================
Shares:
     Sold...................    686,482     334,337     139,429  7,381,381     642,931    157,663
     Reinvested.............     55,752      66,417       4,554    965,997      53,621     10,755
     Redeemed...............  (230,632)   (212,634)    (18,744) (1,170,127)  (331,647)   (45,585)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    511,602     188,120     125,239  7,177,251     364,905    122,833
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,092,991  $8,895,111    $128,586 $95,382,511$10,794,862 $2,239,110
     Reinvested.............    397,118     444,367           -  6,654,481     212,426     51,528
     Redeemed............... (3,486,089)(2,561,355)     (2,090) (16,752,166)(3,030,632) (1,025,036)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $5,004,020  $6,778,123    $126,496 $85,284,826 $7,976,656 $1,265,602
                             =====================================================================
Shares:
     Sold...................    483,845     534,159       7,644  5,664,775     646,130    134,736
     Reinvested.............     24,203      27,182           -    402,320      12,874      3,127
     Redeemed...............  (206,394)   (154,235)       (118)  (969,232)   (182,923)   (63,557)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    301,654     407,106       7,526  5,097,863     476,081     74,306
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................         $-          $-          $- $(920,271)   $(20,713)   $(1,290)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (940,494) (1,113,393)    (77,381) (15,441,937) (892,545)  (188,639)
                             ---------------------------------------------------------------------
Total Dividends and          $(940,494) $(1,113,393)  $(77,381) $(16,362,208)$(913,258) $(189,929)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(10,944)   $(11,964)       $(12) $(240,071)    $(8,286)   $(1,811)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (392,403)   (438,605)       (560) (6,414,410)  (210,412)   (55,973)
                             ---------------------------------------------------------------------
Total Dividends and          $(403,347)  $(450,569)      $(572) $(6,654,481)$(218,698)  $(57,784)
Distributions...............
                             =====================================================================

See accompanying notes.

                                                                                                             Partners
                                                                                                          SmallCap Value
                                                                                                             Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,599,134          $ (50,833)
Net realized gain (loss) from investment transactions and foreign currency transactions......         34,776,669         13,703,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         23,885,410         12,146,305
                              Net Increase (Decrease) in Net Assets Resulting from Operations         60,261,213         25,799,120

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -            (10,780)
From net realized gain on investments and foreign currency transactions......................        (13,646,655)           (82,450)
                                                            Total Dividends and Distributions        (13,646,655)           (93,230)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         22,404,658        251,503,756
                                                      Total increase (decrease) in net assets         69,019,216        277,209,646

Net Assets
Beginning of period..........................................................................        297,916,825         20,707,179
End of period (including undistributed net investment income as set forth below).............      $ 366,936,041      $ 297,916,825
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,599,134                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $1,724,332    $320,032    $205,248 $50,646,535 $1,168,077   $620,868
     Reinvested.............    115,354      23,915          49 13,460,111       5,187     40,383
     Redeemed............... (1,715,046)  (219,842)   (105,224) (43,387,611) (255,987)  (241,723)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $124,640    $124,105    $100,073 $20,719,035   $917,277   $419,528
                             =====================================================================
Shares:
     Sold...................    132,378      24,694      16,148  3,816,158      93,028     48,390
     Reinvested.............      9,510       1,978           4  1,099,682         426      3,321
     Redeemed...............  (137,381)    (17,234)     (7,773) (3,378,263)   (19,404)   (18,253)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....      4,507       9,438       8,379  1,537,577      74,050     33,458
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,691,239    $548,747     $10,630 $297,140,905  $126,706 $1,988,639
     Reinvested.............          6         473           -      5,931           -          -
     Redeemed...............  (600,420)    (99,461)           - (49,994,180)  (17,904) (1,297,555)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $3,090,825    $449,759     $10,630 $247,152,656  $108,802   $691,084
                             =====================================================================
Shares:
     Sold...................    318,051      49,432       1,014 26,668,259      10,657    165,290
     Reinvested.............          1          42           -        521           -          -
     Redeemed...............   (50,041)     (8,511)           - (4,463,126)    (1,475)  (110,839)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    268,011      40,963       1,014 22,205,654       9,182     54,451
                             =====================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(115,354)   $(23,915)      $(587) $(13,460,111) $(5,746)  $(40,942)
                             ---------------------------------------------------------------------
Total Dividends and          $(115,354)   $(23,915)      $(587) $(13,460,111) $(5,746)  $(40,942)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................         $-          $-          $-  $(10,777)        $(2)       $(1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (44)       (512)        (37)   (81,781)        (38)       (38)
                             ---------------------------------------------------------------------
Total Dividends and               $(44)      $(512)       $(37)  $(92,558)       $(40)      $(39)
Distributions...............
                             =====================================================================


See accompanying notes.

                                                                                                            Preferred
                                                                                                            Securities
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 28,253,746       $ 15,458,918
Net realized gain (loss) from investment transactions and foreign currency transactions......           (660,601)        (1,046,854)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,160,726        (10,724,701)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         35,753,871          3,687,363

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,080,005)       (23,146,412)
                                                            Total Dividends and Distributions        (26,080,005)       (23,146,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        246,587,295        157,685,733
                                                      Total increase (decrease) in net assets        256,261,161        138,226,684

Net Assets
Beginning of period..........................................................................        357,126,677        218,899,993
End of period (including undistributed net investment income as set forth below).............      $ 613,387,838      $ 357,126,677
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,576,977        $ 1,542,993



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
 Dollars:
     Sold...................   $680,471      $6,474    $224,646 $6,416,880  $6,334,631 $243,827,649   $22,073          $-
     Reinvested.............     22,211         317       5,917    220,031   1,031,206 24,756,305         213           -
     Redeemed...............   (68,722)       (329)    (65,967) (1,813,702)(6,859,129) (28,153,861)      (19)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $633,960      $6,462    $164,596 $4,823,209    $506,708 $240,430,093   $22,267          $-
                             =============================================================================================
Shares:
     Sold...................     64,801         611      21,341    605,685     605,854 23,128,544       2,098           -
     Reinvested.............      2,130          31         566     20,946      99,310  2,363,941          20           -
     Redeemed...............    (6,613)        (31)     (6,323)  (171,450)   (657,143) (2,660,268)        (2)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     60,318         611      15,584    455,181      48,021 22,832,217       2,116         N/A
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................         $-      $5,182     $10,140 $2,315,704 $14,578,879 $186,057,631        $-          $-
     Reinvested.............          -          65           -     18,244   1,662,574 21,420,272           -           -
     Redeemed...............          -         (3)           -  (116,168) (7,171,185) (61,095,602)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....         $-      $5,244     $10,140 $2,217,780  $9,070,268 $146,382,301        $-          $-
                             =============================================================================================
Shares:
     Sold...................          -         406         895    214,208   1,340,652 17,039,844           -           -
     Reinvested.............          -           6           -      1,700     154,628  1,977,249           -           -
     Redeemed...............          -           -           -   (10,718)   (664,601) (5,588,107)          -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....          -         412         895    205,190     830,679 13,428,986           -           -
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(22,430)      $(756)    $(6,111) $(249,234) $(1,043,993)$(24,756,305)   $(700)      $(476)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(22,430)      $(756)    $(6,111) $(249,234) $(1,043,993)$(24,756,305)   $(700)      $(476)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 24,968,907       $ 12,842,252
Net realized gain (loss) from investment transactions and foreign currency transactions......          6,042,679          4,152,746
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         65,662,474         11,228,868
                              Net Increase (Decrease) in Net Assets Resulting from Operations         96,674,060         28,223,866

Dividends and Distributions to Shareholders
From net investment income...................................................................        (14,812,871)        (7,200,905)
From net realized gain on investments and foreign currency transactions......................         (4,163,301)        (2,977,300)
                                                            Total Dividends and Distributions        (18,976,172)       (10,178,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        406,178,980        264,660,213
Redemption fees - Class J....................................................................                888                667
                                                      Total increase (decrease) in net assets        483,877,756        282,706,541

Net Assets
Beginning of period..........................................................................        595,272,736        312,566,195
End of period (including undistributed net investment income as set forth below).............    $ 1,079,150,492      $ 595,272,736
Undistributed (overdistributed) net investment income (operating loss).......................       $ 17,255,701        $ 7,485,578



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $29,507,765 $18,502,704  $5,289,625 $14,443,708 $88,821,061 $206,145,616 $63,776,599 $15,649,722
     Reinvested.............    623,394     498,776      58,195     81,337   2,951,319 13,336,690   1,053,971     371,625
     Redeemed............... (3,629,370)(6,147,385)   (844,208) (1,139,347)(20,570,646)(9,705,835)(10,011,141)(2,885,195)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $26,501,789$12,854,095  $4,503,612 $13,385,698$71,201,734 $209,776,471 $54,819,429 $13,136,152
                             =============================================================================================
Shares:
     Sold...................  2,366,028   1,496,624     425,271  1,145,180   7,121,375 16,414,224   5,098,684   1,246,739
     Reinvested.............     51,425      41,206       4,784      6,642     242,808  1,094,346      86,703      30,626
     Redeemed...............  (293,094)   (496,248)    (67,728)   (90,428) (1,643,129)  (777,352)   (802,517)   (230,756)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  2,124,359   1,041,582     362,327  1,061,394   5,721,054 16,731,218   4,382,870   1,046,609
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,154,500$17,239,256  $1,351,045 $3,139,200 $52,701,997 $179,042,605$19,016,862 $13,457,297
     Reinvested.............    247,886     284,277           -          -   1,911,151  7,387,051     299,862      46,515
     Redeemed............... (4,489,005)(5,490,990)    (10,313)   (44,319) (10,964,555)(17,627,833(3,617,512) (3,374,764)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,913,381 $12,032,543  $1,340,732 $3,094,881 $43,648,593 $168,801,823$15,699,212 $10,129,048
                             =============================================================================================
Shares:
     Sold...................  1,189,607   1,455,304     112,280    257,215   4,427,766 14,931,038   1,597,993   1,136,460
     Reinvested.............     21,083      24,218           -          -     162,107    625,388      25,468       3,952
     Redeemed...............  (379,989)   (461,681)       (855)    (3,641)   (920,896) (1,459,754)  (305,741)   (284,367)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    830,701   1,017,841     111,425    253,574   3,668,977 14,096,672   1,317,720     856,045
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(473,018)  $(360,979)   $(41,533)  $(56,648) $(2,203,396)$(10,576,941$(813,992)  $(286,364)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,376)   (137,797)    (16,896)   (25,135)   (748,108) (2,759,749)  (239,979)    (85,261)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(623,394)  $(498,776)   $(58,429)  $(81,783) $(2,951,504)$(13,336,69$(1,053,971) $(371,625)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(178,859)  $(202,811)      $(204)         $- $(1,345,274)$(5,227,823)$(213,032)   $(32,902)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (69,027)    (81,466)        (90)          -   (566,712) (2,159,228)   (86,830)    (13,947)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(247,886)  $(284,277)      $(294)         $- $(1,911,986)$(7,387,051)$(299,862)   $(46,849)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 37,248,055       $ 16,778,434
Net realized gain (loss) from investment transactions and foreign currency transactions......         13,136,703          8,532,666
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        151,199,479         31,847,361
                              Net Increase (Decrease) in Net Assets Resulting from Operations        201,584,237         57,158,461

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,132,125)       (10,481,044)
From net realized gain on investments and foreign currency transactions......................         (8,542,637)        (3,733,153)
                                                            Total Dividends and Distributions        (34,674,762)       (14,214,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        835,085,341        492,555,255
Redemption fees - Class J....................................................................              1,028                  -
                                                      Total increase (decrease) in net assets      1,001,995,844        535,499,519

Net Assets
Beginning of period..........................................................................        989,579,499        454,079,980
End of period (including undistributed net investment income as set forth below).............    $ 1,991,575,343      $ 989,579,499
Undistributed (overdistributed) net investment income (operating loss).......................       $ 19,452,077        $ 8,336,147



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $58,384,667 $36,988,133 $11,052,370 $19,707,334 $4,613,646 $167,043,235 $448,131,319 $90,676,756 $32,147,780
Reinvested.............  1,134,843     980,211     117,796    117,629      19,002  5,808,253  24,317,761   1,475,723    700,434
Redeemed............... (6,903,204)(8,052,899)   (565,855) (1,424,649)  (331,025) (34,320,204)(5,385,266) (8,854,361) (2,494,088)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $52,616,306$29,915,445 $10,604,311 $18,400,314 $4,301,623 $138,531,284 $467,063,814$83,298,118 $30,354,126
                         ========================================================================================================
Shares:
Sold...................  4,556,981   2,906,563     864,603  1,527,163     358,393 13,030,426  34,737,605   6,999,154  2,499,928
Reinvested.............     91,620      79,255       9,478      9,404       1,516    468,075   1,954,652     118,905     56,481
Redeemed...............  (543,733)   (637,192)    (44,566)  (109,544)    (25,639) (2,670,981)  (420,530)   (695,932)  (192,095)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..4,104,868   2,348,626     829,515  1,427,023     334,270 10,827,520  36,271,727   6,422,127  2,364,314
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $24,477,039$23,568,942  $2,845,089 $3,725,537    $993,465 $95,079,551$317,468,479$30,668,670 $20,345,882
Reinvested.............    306,169     440,521           -          -           -  2,958,960  10,025,895     431,433     48,574
Redeemed............... (4,854,397)(1,535,257)    (79,307)   (42,891)     (5,117) (16,017,402)(11,082,690)(3,411,656) (3,800,234)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$19,928,811$22,474,206  $2,765,782 $3,682,646    $988,348 $82,021,109$316,411,684$27,688,447 $16,594,222
                          =======================================================================================================
Shares:
Sold...................  2,035,119   1,978,935     235,401    301,192      80,426  7,935,406  26,308,054   2,564,715  1,718,580
Reinvested.............     25,985      37,451           -          -           -    250,687     847,992      36,553      4,122
Redeemed...............  (406,406)   (129,439)     (6,483)    (3,489)       (421) (1,338,222)  (901,608)   (282,516)  (319,635)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..1,654,698   1,886,947     228,918    297,703      80,005  6,847,871  26,254,438   2,318,752  1,403,067
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(829,237)  $(687,405)   $(80,733)  $(78,635)    $(8,287) $(4,183,192)$(18,643,927$(1,108,245)$(512,464)
From net realized gain
on investments and
foreign currency
transactions...........  (305,606)   (292,806)    (37,063)   (39,387)    (10,848) (1,627,645)(5,673,834)   (367,478)  (187,970)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(1,134,843)$(980,211)  $(117,796) $(118,022)   $(19,135) $(5,810,837)$(24,317,761$(1,475,723)$(700,434)
Distributions...............
                          ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(229,033)  $(330,210)      $(200)         $-          $- $(2,176,193$(7,389,748) $(319,854)  $(35,806)
From net realized gain
on investments and
foreign currency
transactions...........   (77,136)   (110,311)        (76)          -           -  (784,706) (2,636,147)   (111,711)   (13,066)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(306,169)  $(440,521)      $(276)         $-          $- $(2,960,899)$(10,025,895)$(431,565)  $(48,872)
Distributions...............
                        ========================================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 26,672,728       $ 11,699,327
Net realized gain (loss) from investment transactions and foreign currency transactions......         12,530,600          8,216,004
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        135,962,440         35,469,815
                              Net Increase (Decrease) in Net Assets Resulting from Operations        175,165,768         55,385,146

Dividends and Distributions to Shareholders
From net investment income...................................................................        (20,907,463)        (8,436,301)
From net realized gain on investments and foreign currency transactions......................         (8,185,425)        (3,233,115)
                                                            Total Dividends and Distributions        (29,092,888)       (11,669,416)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        705,172,633        344,467,082
                                                      Total increase (decrease) in net assets        851,245,513        388,182,812

Net Assets
Beginning of period..........................................................................        798,504,985        410,322,173
End of period (including undistributed net investment income as set forth below).............    $ 1,649,750,498      $ 798,504,985
Undistributed (overdistributed) net investment income (operating loss).......................       $ 10,160,979        $ 4,395,714



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $46,884,893 $28,701,523 $10,259,820 $14,543,287 $3,358,236 $131,354,329 $382,725,370 $77,539,335 $32,710,782
Reinvested.............    961,851     861,670      51,150     81,525      15,440  4,900,505  20,116,490   1,204,980    896,397
Redeemed............... (3,271,342)(5,291,773)   (859,404)  (893,852)   (295,059) (27,799,819)(4,021,940) (5,632,060) (3,929,701)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $44,575,402$24,271,420  $9,451,566 $13,730,960 $3,078,617 $108,455,015$398,819,920$73,112,255 $29,677,478
                         ========================================================================================================
Shares:
Sold...................  3,698,480   2,261,058     801,000  1,134,396     263,033 10,334,070  30,005,111   6,006,128  2,539,638
Reinvested.............     78,330      70,389       4,168      6,602       1,246    399,055   1,637,419      98,022     71,578
Redeemed...............  (257,761)   (422,191)    (68,173)   (69,557)    (22,844) (2,182,281)  (316,156)   (445,935)  (301,068)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  3,519,049   1,909,256     736,995  1,071,441     241,435  8,550,844  31,326,374   5,658,215  2,310,148
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $23,841,162$22,226,943  $1,399,213 $2,610,663    $797,959 $68,215,399$223,960,025$21,514,874 $19,832,226
Reinvested.............    144,967     339,201           -          -           -  2,616,057   8,035,734     342,212    187,259
Redeemed............... (2,893,669)(3,880,172)    (46,233)   (32,407)       (674) (17,822,025)(19,289,037)(2,859,429) (4,773,166)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $21,092,460$18,685,972  $1,352,980 $2,578,256    $797,285 $53,009,431$212,706,722$18,997,657 $15,246,319
                          =======================================================================================================
Shares:
Sold...................  2,008,534   1,897,688     117,482    215,114      65,579  5,787,649  18,996,208   1,846,649  1,665,001
Reinvested.............     12,519      29,386           -          -           -    225,912     693,932      29,552     15,883
Redeemed...............  (246,734)   (331,554)     (3,913)    (2,665)        (57) (1,516,242)(1,619,151)   (240,729)  (400,747)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 1,774,319   1,595,520     113,569    212,449      65,522  4,497,319  18,070,989   1,635,472  1,280,137
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(663,756)  $(565,014)   $(34,153)  $(50,846)    $(5,585) $(3,307,071)$(14,801,454)$(854,534) $(625,050)
From net realized gain
on investments and
foreign currency
transactions...........  (298,095)   (296,656)    (16,997)   (31,182)     (9,855) (1,595,811)(5,315,036)   (350,446)  (271,347)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(961,851)  $(861,670)   $(51,150)  $(82,028)   $(15,440) $(4,902,882)$(20,116,490)$(1,204,980)$(896,397)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(106,989)  $(243,522)      $(183)         $-          $- $(1,881,660)$(5,821,783) $(247,690) $(134,474)
From net realized gain
on investments and
foreign currency
transactions...........   (37,978)    (95,679)        (74)          -           -  (737,723) (2,213,951)    (94,522)   (53,188)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(144,967)  $(339,201)      $(257)         $-          $- $(2,619,383)$(8,035,734) $(342,212) $(187,662)
Distributions...............
                          ========================================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,340,400        $ 3,677,745
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,624,641          3,127,031
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         62,385,010         16,068,420
                              Net Increase (Decrease) in Net Assets Resulting from Operations         78,350,051         22,873,196

Dividends and Distributions to Shareholders
From net investment income...................................................................         (8,271,553)        (2,848,809)
From net realized gain on investments and foreign currency transactions......................         (3,172,445)        (1,164,002)
                                                            Total Dividends and Distributions        (11,443,998)        (4,012,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        349,356,144        172,345,043
Redemption fees - Class J....................................................................                620                  -
                                                      Total increase (decrease) in net assets        416,262,817        191,205,428

Net Assets
Beginning of period..........................................................................        339,836,110        148,630,682
End of period (including undistributed net investment income as set forth below).............      $ 756,098,927      $ 339,836,110
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,087,476        $ 1,018,629



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $19,787,489 $14,240,883  $4,700,028 $7,896,192  $2,407,833 $59,245,525 $208,006,643 $34,925,671 $8,767,236
Reinvested.............    470,199     294,162      21,184     67,923      28,874  1,376,425   8,636,107     375,437    172,827
Redeemed............... (1,744,647)(1,677,006)   (255,694)  (691,555)   (172,405) (10,975,633(2,983,320) (2,774,666)  (789,568)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$18,513,041$12,858,039  $4,465,518 $7,272,560  $2,264,302 $49,646,317$213,659,430$32,526,442 $8,150,495
                        ========================================================================================================
Shares:
Sold...................  1,543,388   1,102,842     365,060    614,735     188,141  4,599,627  16,050,103   2,654,372    676,409
Reinvested.............     37,882      23,697       1,704      5,490       2,341    110,736     692,880      30,165     13,923
Redeemed...............  (136,713)   (132,413)    (19,815)   (53,920)    (13,452)  (851,589)   (231,853)   (216,718)   (61,454)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). 1,444,557     994,126     346,949    566,305     177,030  3,858,774  16,511,130   2,467,819    628,878
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,213,940 $6,913,675    $457,472 $1,480,868    $627,940 $26,720,605$120,683,041$10,710,095 $6,338,566
Reinvested.............    250,524     124,717           -          -           -    664,166   2,884,935      80,488      7,344
Redeemed............... (10,668,497(1,031,007)     (1,993)   (42,687)     (1,284) (5,430,684)(2,172,533) (1,230,364) (1,234,284)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$5,795,967  $6,007,385    $455,479 $1,438,181    $626,656 $21,954,087$121,395,443 $9,560,219 $5,111,626
                        ========================================================================================================
Shares:
Sold...................  1,382,251     586,426      37,698    121,052      51,191  2,258,218  10,125,455     915,286    537,259
Reinvested.............     21,601      10,743           -          -           -     57,165     247,449       6,921        633
Redeemed...............  (911,388)    (85,868)       (164)    (3,465)       (103)  (459,801)   (179,258)   (102,248)  (104,312)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).  492,464     511,301      37,534    117,587      51,088  1,855,582  10,193,646     819,959    433,580
                        =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(319,652)  $(190,459)   $(14,106)  $(51,406)   $(22,366) $(894,877) $(6,392,404) $(265,703) $(120,580)
From net realized gain
on investments and
foreign currency
transactions...........  (150,547)   (103,703)     (7,334)   (16,517)     (6,508)  (482,152) (2,243,703)   (109,734)   (52,247)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and          $(470,199)  $(294,162)   $(21,440)  $(67,923)   $(28,874) $(1,377,029$(8,636,107) $(375,437) $(172,827)
Distributions............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(150,723)   $(89,866)      $(163)         $-          $- $(471,846) $(2,072,710)  $(58,088)   $(5,413)
From net realized gain
on investments and
foreign currency
transactions...........   (99,801)    (34,851)        (69)          -           -  (192,485)   (812,225)    (22,400)    (2,171)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and          $(250,524)  $(124,717)      $(232)         $-          $- $(664,331) $(2,884,935)  $(80,488)   $(7,584)
Distributions............
                         =======================================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                             LifeTime
                                                                                                            2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,475,398        $ 1,349,222
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,931,471          1,508,312
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         29,405,942          7,914,168
                              Net Increase (Decrease) in Net Assets Resulting from Operations         36,812,811         10,771,702

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,002,992)        (1,194,054)
From net realized gain on investments and foreign currency transactions......................         (1,505,570)          (481,480)
                                                            Total Dividends and Distributions         (5,508,562)        (1,675,534)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        154,396,255         79,385,018
                                                      Total increase (decrease) in net assets        185,700,504         88,481,186

Net Assets
Beginning of period..........................................................................        156,742,637         68,261,451
End of period (including undistributed net investment income as set forth below).............      $ 342,443,141      $ 156,742,637
Undistributed (overdistributed) net investment income (operating loss).......................          $ 634,102          $ 161,696



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $8,102,613  $6,412,107  $1,495,395 $5,235,723    $447,180 $13,352,946 $114,103,910 $9,916,239 $6,005,513
Reinvested.............    135,104     170,341       4,600     19,849           -    234,673   4,757,065     127,389     58,734
Redeemed............... (1,134,335)(1,176,848)    (68,439)  (519,718)    (16,195) (2,782,284)(8,197,743) (1,742,481)  (545,083)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$7,103,382  $5,405,600  $1,431,556 $4,735,854    $430,985 $10,805,335$110,663,232 $8,301,147 $5,519,164
                         ========================================================================================================
Shares:
Sold...................    651,087     512,935     119,305    416,622      35,165  1,080,220   9,089,113     780,724    484,240
Reinvested.............     11,244      14,188         382      1,640           -     19,720     394,949      10,574      4,881
Redeemed...............   (91,393)    (95,761)     (5,457)   (41,461)     (1,266)  (225,673)   (665,537)   (140,628)   (43,945)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 570,938     431,362     114,230    376,801      33,899    874,267   8,818,525     650,670    445,176
                         ======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $3,104,929  $4,140,285    $167,819   $557,890         N/A $6,147,882 $69,119,447  $4,514,841 $2,127,207
Reinvested.............     35,169      88,949           -          -         N/A     93,678   1,421,618      32,911      2,753
Redeemed...............  (489,999) (2,212,492)       (293)          -         N/A (1,359,671)(5,567,078) (1,903,251)  (637,576)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $2,650,099  $2,016,742    $167,526   $557,890         N/A $4,881,889 $64,973,987  $2,644,501 $1,492,384
                       =======================================================================================================
Shares:
Sold...................    270,916     364,699      14,763     47,113         N/A    547,759   5,993,258     392,399    187,052
Reinvested.............      3,153       7,973           -          -         N/A      8,466     126,964       2,941        246
Redeemed...............   (42,569)   (192,082)        (25)          -         N/A  (121,902)   (484,371)   (165,505)   (55,141)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)...  231,500     180,590      14,738     47,113         N/A    434,323   5,635,851     229,835    132,157
                        =======================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................  $(91,841)  $(111,034)    $(3,075)  $(11,638)          $- $(144,141) $(3,510,348)  $(89,315)  $(41,600)
From net realized gain
on investments and
foreign currency
transactions...........   (43,263)    (59,307)     (1,786)    (8,394)           -   (90,895) (1,246,717)    (38,074)   (17,134)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(135,104)  $(170,341)    $(4,861)  $(20,032)          $- $(235,036) $(4,757,065) $(127,389)  $(58,734)
Distributions...............
                        ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(25,208)   $(62,054)      $(151)         $-         N/A  $(65,258) $(1,015,716)  $(23,559)   $(2,108)
From net realized gain
on investments and
foreign currency
transactions...........    (9,961)    (26,895)        (65)          -         N/A   (28,430)   (405,902)     (9,352)      (875)
                         --------------------------------------------------------------------------------------------------------
Total Dividends and        $(35,169)   $(88,949)      $(216)         $-         N/A  $(93,688) $(1,421,618)  $(32,911)   $(2,983)
Distributions...............
                           =====================================================================================================

See accompanying notes.

                                                                                                            Principal
                                                                                                        LifeTime Strategic
                                                                                                           Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,420,305        $ 6,970,291
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,847,466          2,750,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         17,242,369             54,999
                              Net Increase (Decrease) in Net Assets Resulting from Operations         31,510,140          9,775,938

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,501,844)        (3,210,541)
From net realized gain on investments and foreign currency transactions......................         (2,852,943)        (1,624,360)
                                                            Total Dividends and Distributions        (10,354,787)        (4,834,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        111,269,443        126,121,140
                                                      Total increase (decrease) in net assets        132,424,796        131,062,177

Net Assets
Beginning of period..........................................................................        271,986,654        140,924,477
End of period (including undistributed net investment income as set forth below).............      $ 404,411,450      $ 271,986,654
Undistributed (overdistributed) net investment income (operating loss).......................        $ 9,625,200        $ 4,718,228



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $20,827,713 $42,395,439  $2,669,492 $4,974,702    $134,035 $31,097,416 $8,950,057 $27,322,675 $4,587,114
Reinvested.............    411,355     266,578      30,723     49,031           -  1,988,961   7,102,419     410,777     82,477
Redeemed............... (14,537,052(30,964,225)  (541,591)  (542,887)    (24,091) (13,796,756)(31,142,811)(18,203,442)(2,278,666)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $6,702,016 $11,697,792  $2,158,624 $4,480,846    $109,944 $19,289,621$54,909,665  $9,530,010 $2,390,925
                        ========================================================================================================
Shares:
Sold...................  1,728,572   3,532,747     220,592    407,878      11,019  2,580,103   6,482,477   2,267,617    378,079
Reinvested.............     34,668      22,489       2,583      4,103           -    167,608     596,177      34,515      6,949
Redeemed............... (1,209,673)(2,593,104)    (44,847)   (44,309)     (1,998) (1,142,296)(2,546,944) (1,513,922)  (187,562)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 553,567     962,132     178,328    367,672       9,021  1,605,415   4,531,710     788,210    197,466
                         ========================================================================================================
Year Ended October 31, 2005
Dollars:
 Sold................... $14,503,484$16,526,886    $290,489 $1,852,511         N/A $37,425,539$118,727,502$23,139,994 $2,830,261
 Reinvested.............     61,000      72,620           -          -         N/A    875,622   3,669,891     136,884     16,090
 Redeemed............... (5,516,488)(10,345,760)   (18,438)   (14,635)         N/A (6,551,274)(53,015,870)(17,040,571)(1,504,597)
                         --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$9,047,996  $6,253,746    $272,051 $1,837,876         N/A $31,749,887$69,381,523  $6,236,307 $1,341,754
                          ========================================================================================================
Shares:
Sold...................  1,245,533   1,392,105      24,608    154,175         N/A  3,168,601   9,940,358   1,938,490    239,659
Reinvested.............      5,207       6,180           -          -         N/A     74,415     311,004      11,614      1,368
Redeemed...............  (471,140)   (873,921)     (1,532)    (1,217)         N/A  (554,630) (4,411,795) (1,421,854)  (126,297)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  779,600     524,364      23,076    152,958         N/A  2,688,386   5,839,567     528,250    114,730
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(249,539)  $(180,476)   $(20,607)  $(38,811)          $- $(1,382,516$(5,275,350) $(295,907)  $(58,638)
From net realized gain
on investments and
foreign currency
transactions...........  (161,816)    (86,102)    (10,414)   (19,060)           -  (609,773) (1,827,069)   (114,870)   (23,839)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(411,355)  $(266,578)   $(31,021)  $(57,871)          $- $(1,992,289$(7,102,419) $(410,777)  $(82,477)
Distributions...............
                         ========================================================================================================
Year Ended October 31, 2005
From net investment
income.................  $(41,660)   $(51,561)      $(199)         $-         N/A $(581,835) $(2,432,705)  $(91,771)  $(10,810)
From net realized gain
on investments and
foreign currency
transactions...........   (19,340)    (21,398)       (108)          -         N/A  (295,576) (1,237,186)    (45,113)    (5,639)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(61,000)   $(72,959)      $(307)         $-         N/A $(877,411) $(3,669,891) $(136,884)  $(16,449)
Distributions...............
                         ======================================================================================================

See accompanying notes.

                                                                                                           Real Estate
                                                                                                         Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 9,492,505       $ 10,995,596
Net realized gain (loss) from investment transactions and foreign currency transactions......        103,639,677         24,045,728
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        237,994,150         57,960,861
                              Net Increase (Decrease) in Net Assets Resulting from Operations        351,126,332         93,002,185

Dividends and Distributions to Shareholders
From net investment income...................................................................        (10,655,787)       (15,028,965)
From net realized gain on investments and foreign currency transactions......................        (24,082,382)       (24,816,386)
                                                            Total Dividends and Distributions        (34,738,169)       (39,845,351)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        284,729,655        298,070,593
Redemption fees - Class A....................................................................                500                  -
Redemption fees - Class J....................................................................              3,068              2,477
                                                      Total increase (decrease) in net assets        601,121,386        351,229,904

Net Assets
Beginning of period..........................................................................        770,305,183        419,075,279
End of period (including undistributed net investment income as set forth below).............    $ 1,371,426,569      $ 770,305,183
Undistributed (overdistributed) net investment income (operating loss).......................                $ -          $ 956,212



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $23,629,560 $13,559,521  $2,329,287 $30,605,320 $4,078,915 $59,284,468 $257,856,549 $36,195,103 $9,493,201
Reinvested.............  1,288,260     714,116      29,925  3,168,512     746,357  5,865,381  19,868,404   2,519,050    386,687
Redeemed............... (12,219,624)(5,567,174)   (370,821) (19,876,861)(6,207,144) (37,105,008)(87,612,277)(14,389,248)(3,540,804)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $12,698,196 $8,706,463  $1,988,391 $13,896,971$(1,381,872)$28,044,841$190,112,676$24,324,905 $6,339,084
                        ========================================================================================================
Shares:
Sold...................  1,006,116     579,126     100,695  1,291,308     173,573  2,533,072  10,887,984   1,535,846    409,736
Reinvested.............     60,814      34,161       1,402    148,476      35,505    279,039     916,737     118,634     18,271
Redeemed...............  (534,743)   (251,894)    (16,155)  (848,235)   (266,195) (1,600,157)(3,736,794)   (625,883)  (158,151)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..532,187     361,393      85,942    591,549    (57,117)  1,211,954   8,067,927   1,028,597    269,856
                          =======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $16,352,097 $9,473,405    $445,242 $8,454,839  $1,735,855 $55,866,543$189,257,018$29,655,515 $6,105,291
Issued in acquisitions.          -           -           - 79,196,608  22,785,503          -           -           -          -
Reinvested.............  2,278,029   1,154,465       1,415    251,643      33,542  8,471,966  24,395,485   3,062,076    175,493
Redeemed............... (14,017,367(5,822,913)    (44,502) (7,976,887)(2,084,078) (25,141,608(92,052,107)(13,183,307) (758,668)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..$4,612,759  $4,804,957    $402,155 $79,926,203$22,470,822 $39,196,901$121,600,396$19,534,284 $5,522,116
                         =======================================================================================================
Shares:
Sold...................    851,304     497,351      22,041    409,204      83,634  2,930,111   9,753,871   1,552,900    317,965
Issued in acquisitions.          -           -           -  3,926,394   1,127,686          -           -           -          -
Reinvested.............    121,076      61,907          69     12,052       1,604    450,841   1,282,644     163,091      9,288
Redeemed...............  (719,051)   (312,188)     (2,185)  (388,432)   (101,792) (1,333,586)(4,924,670)   (682,536)   (39,350)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)... 253,329     247,070      19,925  3,959,218   1,111,132  2,047,366   6,111,845   1,033,455    287,903
                         ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income................. $(335,666)  $(165,271)    $(7,977) $(794,839)   $(84,124) $(1,291,812)$(7,079,464) $(784,263) $(112,371)
From net realized gain
on investments and
foreign currency
transactions...........  (952,594)   (548,845)    (22,339) (2,491,134)  (689,941) (4,578,709)(12,789,717)(1,734,787)  (274,316)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and       $(1,288,260)$(714,116)   $(30,316) $(3,285,973)$(774,065) $(5,870,521$(19,869,181$(2,519,050)$(386,687)
Distributions...............
                         =======================================================================================================
Year Ended October 31, 2005
From net investment
income................. $(785,697)  $(390,907)    $(1,650) $(263,121)   $(35,150) $(2,816,558)$(9,446,567)$(1,206,599) $(82,716)
From net realized gain
on investments and
foreign currency
transactions........... (1,492,332)  (763,558)       (563)          -           - (5,662,561)(14,949,111)(1,855,484)   (92,777)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(2,278,029)$(1,154,465)   $(2,213) $(263,121)   $(35,150) $(8,479,119)$(24,395,678)$(3,062,083)$(175,493)
Distributions...............
                        ======================================================================================================

See accompanying notes.

                                                                                                            Short-Term
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 8,102,860        $ 2,888,004
Net realized gain (loss) from investment transactions and foreign currency transactions......           (844,084)          (595,126)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,126,279         (1,966,243)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          8,385,055            326,635

Dividends and Distributions to Shareholders
From net investment income...................................................................         (9,060,145)        (3,319,150)
                                                            Total Dividends and Distributions         (9,060,145)        (3,319,150)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         30,333,998        140,892,103
Redemption fees - Class J....................................................................                600                  -
                                                      Total increase (decrease) in net assets         29,659,508        137,899,588

Net Assets
Beginning of period..........................................................................        189,649,945         51,750,357
End of period (including undistributed net investment income as set forth below).............      $ 219,309,453      $ 189,649,945
Undistributed (overdistributed) net investment income (operating loss).......................         $ (394,050)        $ (576,909)



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold...................   $353,829     $14,933     $63,425 $22,634,447 $17,051,208 $57,188,009 $1,962,693    $194,432
     Reinvested.............     89,557       3,140       1,629  4,391,288   2,025,435  1,865,745     285,613      36,543
     Redeemed...............  (168,629)    (72,120)     (2,782) (55,097,454(10,799,832)(9,126,808)(2,440,378)   (119,925)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $274,757   $(54,047)     $62,272 $(28,071,719)$8,276,811 $49,926,946 $(192,072)    $111,050
                             =============================================================================================
Shares:
     Sold...................     35,381       1,508       6,370  2,276,016   1,715,546  5,762,634     197,640      19,773
     Reinvested.............      8,994         318         164    443,113     204,255    188,495      28,864       3,720
     Redeemed...............   (16,923)     (7,266)       (280) (5,541,586)(1,086,591)  (919,662)   (245,634)    (12,221)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     27,452     (5,440)       6,254 (2,822,457)    833,210  5,031,467    (19,130)      11,272
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,060,933     $51,569     $10,270 $25,443,357$12,774,113 $12,535,662 $3,570,178  $1,394,786
     Issued in acquisitions.          -           -           - 124,347,838          -          -           -           -
     Reinvested.............     46,003       3,474           2  1,414,518   1,334,506    136,828     202,344      16,125
     Redeemed...............   (79,000)     (9,836)        (10) (27,233,077(12,402,399) (291,489) (2,763,450)   (671,142)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,027,936     $45,207     $10,262 $123,972,636$1,706,220 $12,381,001 $1,009,072    $739,769
                             =============================================================================================
Shares:
     Sold...................    104,529       5,117       1,006  2,530,014   1,263,089  1,245,772     352,673     139,946
     Issued in acquisitions.          -           -           - 12,322,426           -          -           -           -
     Reinvested.............      4,548         346           -    141,127     132,329     13,646      20,106       1,618
     Redeemed...............    (7,794)       (978)         (1) (2,709,676)(1,226,761)   (28,950)   (272,959)    (67,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    101,283       4,485       1,005 12,283,891     168,657  1,230,468      99,820      74,249
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(89,557)    $(3,140)    $(2,020) $(4,727,081)$(2,044,121)$(1,872,070)$(285,613)   $(36,543)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(89,557)    $(3,140)    $(2,020) $(4,727,081)$(2,044,121)$(1,872,070)$(285,613)   $(36,543)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(46,003)    $(3,474)      $(283) $(1,565,599)$(1,347,740)$(137,204)  $(202,344)   $(16,503)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(46,003)    $(3,474)      $(283) $(1,565,599)$(1,347,740)$(137,204)  $(202,344)   $(16,503)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                             SmallCap
                                                                                                            Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (446,768)        $ (536,975)
Net realized gain (loss) from investment transactions and foreign currency transactions......         29,324,392         25,766,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,013,059         (5,133,632)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         41,890,683         20,095,457

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (16,850,041)        (6,353,636)
                                                            Total Dividends and Distributions        (16,850,041)        (6,353,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         33,366,609        159,198,541
Redemption fees - Class J....................................................................                794                  -
                                                      Total increase (decrease) in net assets         58,408,045        172,940,362

Net Assets
Beginning of period..........................................................................        275,641,315        102,700,953
End of period (including undistributed net investment income as set forth below).............      $ 334,049,360      $ 275,641,315
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
 Sold................... $2,189,728    $810,739    $231,249 $16,012,989 $2,607,178 $36,851,033 $3,298,987  $2,139,990 $2,390,036
 Reinvested.............     40,197     123,150         756  5,699,632   1,481,036  7,072,198   2,028,909     333,480        711
 Redeemed...............  (750,829)   (667,948)    (57,830) (17,709,693(6,660,129) (21,181,580) (194,454) (1,701,464) (1,021,462)
                         --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $1,479,096    $265,941    $174,175 $4,002,928 $(2,571,915)$22,741,651 $5,133,442    $772,006 $1,369,285
                         ========================================================================================================
Shares:
Sold...................    132,950      49,062      13,634    965,093     154,091  2,295,347     200,049     125,895    142,762
Reinvested.............      2,512       7,750          47    354,014      92,392    455,389     125,707      20,509         44
Redeemed...............   (45,730)    (41,575)     (3,453) (1,069,060)  (405,716) (1,327,036)   (11,234)   (101,483)   (61,217)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  89,732      15,237      10,228    250,047   (159,233)  1,423,700     314,522      44,921     81,589
                         ======================================================================================================
Year Ended October 31, 2005
Dollars:
Sold...................   $984,696    $617,365     $10,000 $5,564,558  $1,021,186 $36,485,542$12,342,311    $741,697    $10,311
Issued in acquisitions.          -           -           - 95,224,125  26,565,701          -           -           -          -
Reinvested.............    153,507      93,323           -          -           -  4,776,807   1,005,180     316,487         78
Redeemed............... (3,311,631)  (370,788)           - (5,137,428)(2,715,243) (13,826,632)  (17,416) (1,334,299)      (896)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $(2,173,428)  $339,900     $10,000 $95,651,255$24,871,644 $27,435,717$13,330,075  $(276,115)     $9,493
                     =======================================================================================================
Shares:
Sold...................     64,910      39,273         693    344,069      63,240  2,443,669     789,530      47,954        670
Issued in acquisitions.          -           -           -  6,069,986   1,693,421          -           -           -          -
Reinvested.............     10,400       6,357           -          -           -    332,647      67,964      21,198          5
Redeemed...............  (210,794)    (24,681)           -  (317,646)   (167,716)  (930,503)     (1,137)    (86,138)       (58)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. (135,484)      20,949         693  6,096,409   1,588,945  1,845,813     856,357    (16,986)        617
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net realized gain
on investments and
foreign currency
transactions...........  $(40,197)  $(123,150)    $(1,410) $(5,746,120$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and      $(40,197)  $(123,150)    $(1,410) $(5,746,120$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
Distributions...............
                         =======================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(153,507)   $(93,323)      $(587)         $-          $- $(4,783,599$(1,005,180) $(316,487)     $(953)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and    $(153,507)   $(93,323)      $(587)         $-          $- $(4,783,599$(1,005,180) $(316,487)     $(953)
Distributions...............
                           ===================================================================================================

See accompanying notes.

                                                                                                             SmallCap
                                                                                                           Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (305,715)        $ (281,618)
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,861,323          2,952,320
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          1,967,004            (58,635)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          4,522,612          2,612,067

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (2,007,682)        (1,404,635)
                                                            Total Dividends and Distributions         (2,007,682)        (1,404,635)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         11,390,018          3,831,877
Redemption fees - Class J....................................................................                754                  -
                                                      Total increase (decrease) in net assets         13,905,702          5,039,309

Net Assets
Beginning of period..........................................................................         31,315,782         26,276,473
End of period (including undistributed net investment income as set forth below).............       $ 45,221,484       $ 31,315,782
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold...................    $81,021    $710,765     $64,709 $7,944,554  $8,821,639   $970,219     $64,917
     Reinvested.............        512       5,183          47  1,863,594     115,307     17,209           -
     Redeemed...............   (30,188)   (224,285)     (2,829) (6,369,153)(2,321,586)  (305,284)    (16,333)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    $51,345    $491,663     $61,927 $3,438,995  $6,615,360   $682,144     $48,584
                             =================================================================================
Shares:
     Sold...................      9,211      79,806       7,749    966,264   1,021,704    115,525       7,187
     Reinvested.............         61         621           6    234,415      13,826      2,010           -
     Redeemed...............    (3,545)    (25,668)       (322)  (780,780)   (277,205)   (34,737)     (1,798)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....      5,727      54,759       7,433    419,899     758,325     82,798       5,389
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $13,978     $40,568     $10,498 $6,590,641  $1,548,022   $172,072          $-
     Reinvested.............         57       4,213           -  1,360,109           -      9,110           -
     Redeemed...............    (7,650)    (48,259)           - (5,747,105)   (29,019)   (85,358)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     $6,385    $(3,478)     $10,498 $2,203,645  $1,519,003    $95,824          $-
                             =================================================================================
Shares:
     Sold...................      1,706       4,920       1,339    846,773     185,112     20,454           -
     Reinvested.............          7         517           -    178,258           -      1,096           -
     Redeemed...............      (935)     (5,789)           -  (740,974)     (3,552)   (10,188)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....        778       (352)       1,339    284,057     181,560     11,362           -
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(1,201)    $(5,183)      $(683) $(1,866,862)$(115,846)  $(17,209)      $(698)
                             ---------------------------------------------------------------------------------
Total Dividends and            $(1,201)    $(5,183)      $(683) $(1,866,862)$(115,846)  $(17,209)      $(698)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $(607)    $(4,213)      $(507) $(1,389,212)    $(430)   $(9,110)      $(556)
                             ---------------------------------------------------------------------------------
Total Dividends and              $(607)    $(4,213)      $(507) $(1,389,212)    $(430)   $(9,110)      $(556)
Distributions...............
                             =================================================================================


                                                                                                             SmallCap
                                                                                                             S&P 600
                                                                                                            Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,925,647        $ 1,000,630
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,088,937          5,954,887
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         20,323,897         16,377,422
                              Net Increase (Decrease) in Net Assets Resulting from Operations         43,338,481         23,332,939

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,170,970)          (570,748)
From net realized gain on investments and foreign currency transactions......................         (6,069,201)        (3,689,909)
                                                            Total Dividends and Distributions         (7,240,171)        (4,260,657)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         95,787,071        102,895,906
Redemption fees - Class J....................................................................                  -                808
                                                      Total increase (decrease) in net assets        131,885,381        121,968,996

Net Assets
Beginning of period..........................................................................        255,641,346        133,672,350
End of period (including undistributed net investment income as set forth below).............      $ 387,526,727      $ 255,641,346
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,643,473          $ 888,796



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $16,362,095 $7,780,572  $2,002,257 $20,802,984 $76,521,188 $27,373,153 $6,690,032
     Reinvested.............    613,591     386,656       6,252  1,378,424   3,232,448  1,415,614     206,468
     Redeemed............... (10,555,944(4,420,880)   (283,985) (13,054,400)(28,420,545)(9,823,372)(2,425,537)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $6,419,742  $3,746,348  $1,724,524 $9,127,008 $51,333,091 $18,965,395 $4,470,963
                             =================================================================================
Shares:
     Sold...................    906,840     434,682     114,193  1,208,306   4,322,960  1,492,378     369,875
     Reinvested.............     35,519      22,506         367     83,037     190,024     81,574      11,903
     Redeemed...............  (579,028)   (249,311)    (16,120)  (760,258) (1,624,015)  (550,271)   (134,500)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    363,331     207,877      98,440    531,085   2,888,969  1,023,681     247,278
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,843,225 $9,376,341    $121,399 $26,977,253$45,692,119 $29,209,265 $6,170,059
     Reinvested.............    342,130     326,068           -  1,007,505   1,468,696  1,033,316      81,755
     Redeemed............... (4,501,294)(5,544,484)       (713) (8,474,072)(3,544,801) (9,335,778)(2,352,083)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $10,684,061 $4,157,925    $120,686 $19,510,686$43,616,014 $20,906,803 $3,899,731
                             =================================================================================
Shares:
     Sold...................    918,158     586,639       7,489  1,751,285   2,845,739  1,797,573     382,411
     Reinvested.............     21,500      20,609           -     65,800      93,572     64,606       5,115
     Redeemed...............  (278,658)   (343,686)        (42)  (545,891)   (217,111)  (571,130)   (143,996)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    661,000     263,562       7,447  1,271,194   2,722,200  1,291,049     243,530
                             =================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income.................  $(44,784)          $-          $-         $-  $(840,612) $(255,636)   $(29,938)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (568,807)   (386,656)     (6,507) (1,378,887)(2,391,836) (1,159,978)  (176,530)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(613,591)  $(386,656)    $(6,507) $(1,378,887)$(3,232,448)$(1,415,614)$(206,468)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(44,247)   $(40,232)       $(31) $(122,170)  $(213,655) $(139,466)   $(10,947)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (297,883)   (285,836)       (242)  (886,246) (1,255,041)  (893,853)    (70,808)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(342,130)  $(326,068)      $(273) $(1,008,416)$(1,468,696)$(1,033,319) $(81,755)
Distributions...............
                             =================================================================================


                                                                                                             SmallCap
                                                                                                            Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 706,402          $ 168,782
Net realized gain (loss) from investment transactions and foreign currency transactions......         10,991,510          9,027,605
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         15,109,704          2,882,269
                              Net Increase (Decrease) in Net Assets Resulting from Operations         26,807,616         12,078,656

Dividends and Distributions to Shareholders
From net investment income...................................................................           (331,847)                 -
From net realized gain on investments and foreign currency transactions......................         (9,038,734)        (5,463,349)
                                                            Total Dividends and Distributions         (9,370,581)        (5,463,349)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         89,965,862         49,195,404
Redemption fees - Class J....................................................................              2,810                  -
                                                      Total increase (decrease) in net assets        107,405,707         55,810,711

Net Assets
Beginning of period..........................................................................        115,680,540         59,869,829
End of period (including undistributed net investment income as set forth below).............      $ 223,086,247      $ 115,680,540
Undistributed (overdistributed) net investment income (operating loss).......................          $ 543,337          $ 168,782



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
Sold................... $4,827,810  $3,944,310  $1,065,181 $7,777,205  $1,334,417 $21,390,717 $48,302,682  $7,664,220 $3,934,047
Reinvested.............    453,456     271,693      22,783    137,397      39,793  3,617,104   3,948,132     821,475     35,426
Redeemed............... (2,697,270)(1,335,638)   (107,828)  (948,706)   (301,496) (9,972,172)(1,496,201) (2,324,109)  (438,566)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease). $2,583,996  $2,880,365    $980,136 $6,965,896  $1,072,714 $15,035,649$50,754,613  $6,161,586 $3,530,907
                         ========================================================================================================
Shares:
Sold...................    266,818     219,123      59,438    430,446      73,656  1,216,997   2,659,004     411,963    216,907
Reinvested.............     26,410      15,945       1,334      7,993       2,309    216,593     229,218      47,394      2,053
Redeemed...............  (150,477)    (74,763)     (5,989)   (52,774)    (16,775)  (569,639)    (82,131)   (128,693)   (24,276)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....142,751     160,305      54,783    385,665      59,190    863,951   2,806,091     330,664    194,684
                          ========================================================================================================
Year Ended October 31, 2005
Dollars:
Sold................... $2,552,388  $1,664,540     $11,206 $1,366,324    $449,036 $21,121,405$22,559,758  $6,019,337   $376,173
Reinvested.............    356,214     178,502           -          -           -  2,451,404   1,931,652     514,335     18,663
Redeemed............... (1,392,172)  (695,079)           -   (55,922)     (8,594) (6,565,394)(1,250,909) (2,225,720)  (181,743)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $1,516,430  $1,147,963     $11,206 $1,310,402    $440,442 $17,007,415$23,240,501  $4,307,952   $213,093
                        ========================================================================================================
Shares:
Sold...................    152,217      98,713         683     77,610      25,526  1,293,375   1,332,488     352,031     22,433
Reinvested.............     21,989      11,080           -          -           -    154,956     119,385      31,554      1,148
Redeemed...............   (82,317)    (42,204)           -    (3,160)       (498)  (403,956)    (72,393)   (130,978)   (10,426)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. 91,889      67,589         683     74,450      25,028  1,044,375   1,379,480     252,607     13,155
                        ========================================================================================================

Distributions:
Year Ended October 31, 2006
From net investment
income.................         $-          $-          $-         $-          $-         $-  $(298,296)   $(32,490)   $(1,061)
From net realized gain
on investments and
foreign currency
transactions...........  (453,456)   (271,693)    (23,571)  (144,849)    (42,064) (3,620,852)(3,649,836)   (788,985)   (43,428)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(453,456)  $(271,693)   $(23,571) $(144,849)   $(42,064) $(3,620,852$(3,948,132) $(821,475)  $(44,489)
Distributions...............
                          ========================================================================================================
Year Ended October 31, 2005
From net realized gain
on investments and
foreign currency
transactions........... $(356,214)  $(178,502)      $(857)         $-          $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
                        --------------------------------------------------------------------------------------------------------
Total Dividends and     $(356,214)  $(178,502)      $(857)         $-          $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
Distributions...............
                       ======================================================================================================

See accompanying notes.

                                                                                                           Ultra Short
                                                                                                            Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended October      Year Ended
                                                                                                   31, 2006        October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 10,046,897        $ 1,735,355
Net realized gain (loss) from investment transactions and foreign currency transactions......            (16,959)           (44,890)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            279,643           (166,684)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         10,309,581          1,523,781

Dividends and Distributions to Shareholders
From net investment income...................................................................         (9,935,742)        (1,738,764)
                                                            Total Dividends and Distributions         (9,935,742)        (1,738,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        214,455,603         (3,335,851)
                                                      Total increase (decrease) in net assets        214,829,442         (3,550,834)

Net Assets
Beginning of period..........................................................................         75,207,397         78,758,231
End of period (including undistributed net investment income as set forth below).............      $ 290,036,839       $ 75,207,397
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Year Ended October 31, 2006
Dollars:
     Sold................... $3,247,122  $3,307,566          $- $25,964,884 $5,335,883 $213,954,297 $29,433,072          $-
     Reinvested.............    507,455     394,296         402    270,639   1,502,902  6,439,716     768,735         466
     Redeemed............... (27,434,133(3,293,655)           - (5,818,276)(7,325,395) (28,109,847(4,690,526)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(23,679,556) $408,207        $402 $20,417,247 $(486,610) $192,284,166 $25,511,281        $466
                             =============================================================================================
Shares:
     Sold...................    325,399     331,380           -  2,581,921     534,328 21,285,825   2,948,921           -
     Reinvested.............     50,845      39,500          40     26,909     150,651    640,437      76,993          48
     Redeemed............... (2,748,855)  (329,823)           -  (578,368)   (733,751) (2,793,624)  (469,713)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... (2,372,611)     41,057          40  2,030,462    (48,772) 19,132,638   2,556,201          48
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,282,833 $6,323,935     $10,001        N/A  $6,583,034     $1,021    $160,608    $160,341
     Reinvested.............    591,843     198,874         193        N/A     823,980     40,014      55,043      18,675
     Redeemed............... (8,165,266)(6,221,520)           -        N/A (12,463,967)(1,995,000)  (770,006) (1,970,487)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,709,410    $301,289     $10,194        N/A $(5,056,953)$(1,953,965)$(554,355) $(1,791,471)
                             =============================================================================================
Shares:
     Sold...................  1,328,185     632,449       1,000        N/A     658,131        100      16,054      16,033
     Reinvested.............     59,394      19,961          20        N/A      82,534      4,004       5,513       1,869
     Redeemed...............  (816,667)   (622,330)           -        N/A (1,246,705)  (199,680)    (77,011)   (197,049)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    570,912      30,080       1,020        N/A   (506,040)  (195,576)    (55,444)   (179,147)
                             =============================================================================================

Distributions:
Year Ended October 31, 2006
     From net investment
     income................. $(507,455)  $(394,299)      $(407) $(307,314) $(1,517,316)$(6,439,738)$(768,747)      $(466)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(507,455)  $(394,299)      $(407) $(307,314) $(1,517,316)$(6,439,738)$(768,747)      $(466)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
Distributions...............
                             =============================================================================================


                             STATEMENT OF CASH FLOWS

                         PRINCIPAL INVESTORS FUND, INC.
                           Year Ended October 31, 2006



                                                                                                                       Inflation
                                                                                                                    Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net increase in net assets from operations.........................................................................     $ 2,794,390
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................   (125,484,357)
     Proceeds from sale of investment securities...................................................................       62,465,929
     Net sales or (purchases) of short term securities.............................................................      (7,648,210)
     Increase in accrued interest receivable.......................................................................        (276,864)
     Increase in capital shares sold receivable....................................................................        (34,064)
     Increase in collateral for securities loaned..................................................................     (53,667,958)
     Increase in dividends payable.................................................................................          95,911
     Increase in collateral obligation on securities loaned........................................................      53,667,958
     Net accretion of bond discounts and amortization of premiums..................................................      (2,238,085)
     Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................         (31,093)
     Unrealized depreciation on investments, futures contracts, and swap agreements................................         590,302

     Net realized loss from investments............................................................................    1,435,724
     Net proceeds from futures contracts...........................................................................           1,050
                                                                                                                    ----------------
                                                                              Net cash used in operating activities    (68,329,367)

Cash Flows from Financing Activities:
     Net payments from reverse repurchase agreements...............................................................     (24,453,906)

     Net payments from securities lending..........................................................................    50,172,958
     Proceeds from shares sold.....................................................................................      51,354,260
     Payment on shares redeemed....................................................................................      (8,240,243)
     Dividends and distributions paid to shareholders..............................................................         (10,983)
     Decrease in indebtedness......................................................................................        (275,000)
                                                                                                                    ----------------
                                                                          Net cash provided by financing activities      68,547,086
                                                                                                                    ----------------

     Net increase in cash..........................................................................................         217,719

Cash:
     Beginning of period...........................................................................................       $ 143,577
                                                                                                                    ----------------
     End of period.................................................................................................       $ 361,296
                                                                                                                    ================

Supplemental disclosure of cash flow information:
     Reverse repurchase agreement interest paid....................................................................     $ 1,057,648
     Accrued reverse repurchase agreement interest  ...............................................................             $ -
     Reinvestment of dividends and distributions ..................................................................     $ 4,893,193



                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                OCTOBER 31, 2006

1.Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2006, the Fund consists of 55 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information in these financial statements pertains to Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares. Certain detailed financial information for Class A and Class B shares is provided separately.

Effective November 1, 2004, the initial purchases of $10,000 of Advisors Signature class of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.

Effective December 29, 2004, the initial purchases of 500,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners LargeCap Value Fund II and Partners MidCap Growth Fund II, 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of Inflation Protection Fund, and 1,005,000 shares of Institutional Class of High Yield Fund were made by Principal Life Insurance Company.

Effective March 1, 2005, International Fund I, International Fund II, and LargeCap Blend Fund I, changed their names to Diversified International Fund, International Growth Fund, and Disciplined LargeCap Blend Fund, respectively.

Effective March 1, 2005, the initial purchases of 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners Global Equity Fund were made by Principal Life Insurance Company.

Effective May 27, 2005, Capital Preservation Fund entered into a reverse stock split, the result of which was to combine each ten shares of the Capital Preservation Fund with the par value of $.01 into one share with a par value of $.10. Accordingly, the reverse stock split had no effect on the value of shareholders' accounts in the Capital Preservation Fund. The Board of Directors of Principal Investors Fund, Inc. authorized the reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund strategy to an ultra short bond fund strategy. Additionally, Capital Preservation Fund changed its name to Ultra Short Bond Fund. The financial highlights and capital share transactions have been restated to reflect the reverse stock split.

Effective May 27, 2005, High Quality Intermediate-Term Bond Fund acquired all the assets and assumed all the liabilities of High Quality Long- Term Bond Fund pursuant to a plan of acquisition approved by the shareholders of High Quality Long-Term Bond Fund on May 26, 2005. The acquisition was accomplished by a tax-free exchange of shares from High Quality Long-Term Bond Fund for shares of High Quality Intermediate-Term Bond Fund at an approximate exchange rate of .99, ..99, 1, 1, 1, 1, .98 and .99 for Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred and Select classes of shares, respectively. The aggregate net assets of High Quality Intermediate-Term Bond Fund and High Quality Long-Term Bond Fund immediately before the acquisition were approximately $87,979,000 and $15,362,000 (including approximately $592,000 of unrealized depreciation on securities held within High Quality Long-Term Bond
Fund), respectively. The aggregate net assets of High Quality Intermediate-Term Bond Fund immediately following the acquisition were approximately $103,341,000.

Effective June 28, 2005, the initial purchases of $10,000 of Class A shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, and SmallCap Value Fund were made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class B shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Real Estate Securities Fund, SmallCap Blend Fund, and SmallCap Value Fund were made by Principal Life Insurance Company.

Effective June 30, 2005, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners SmallCap Growth Fund II, Real Estate Securities Fund, Short-Term Bond Fund, and SmallCap Blend Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., and Principal SmallCap Fund, Inc. (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Acquired Funds on June 16, 2005. Approximate conversion ratios, net assets of the Acquired Fund immediately before the acquisition (including accumulated realized losses and unrealized appreciation/depreciation on a country-regionplaceU.S. federal income tax basis) and net assets of the Acquiring Fund immediately before and immediately following the acquisition were as follows:

                                                                                                                       Net Assets
                                                                                                  Net AssetsNet Assets     of
                                                                         Accumulated  Unrealized     of          of     Acquiring
         Acquired                                 Conversion Conversion    Realized   AppreciationAcquired   Acquiring    Fund
           Fund                  Acquiring           Ratio      Ratio       Losses    Depreciation  Fund       Fund     following
           ----
                                    Fund            Class A    Class B      (000)        (000)      (000)      (000)   acquisition
                                    ----            -------    -------      -----        -----      -----      -----
                                                                                                                          (000)
Principal Balanced        Disciplined LargeCap        .94        .94       $ 4,654      $ (175)     $103,061  $ 410,851   $513,912
   Fund, Inc.               Blend Fund
Principal Bond            Bond & Mortgage            1.02       1.02         10,174       2,961   205,924    967,328    1,173,252
   Fund, Inc.               Securities Fund
Principal Capital Value   LargeCap Value Fund        2.16       2.15              --      28,236   330,380    188,879    519,259
   Fund, Inc.
Principal Cash            Money Market Fund          1.00       1.00              --           --   344,006    288,522    632,528
   Management Fund, Inc.
Principal Government      Government & High          1.10       1.09          6,356       2,683   310,987    131,797    442,784
   Securities Income        Quality Bond Fund
   Fund, Inc.
Principal Growth          LargeCap Growth Fund       4.32       4.12       168,339       19,256   300,113    226,808    526,921
   Fund, Inc.
Principal International   International Emerging      .62        .58              --       2,835   54,306     63,598     117,904
   Emerging Markets         Markets Fund
   Fund, Inc.
Principal LargeCap        LargeCap S&P 500 Index     1.03        N/A          2,297      (1,302)  71,416     622,600    694,016
    Stock Index Fund, Inc.Fund
Principal Limited Term    Short-Term Bond Fund        .92        N/A          4,947      (1,268)  124,348    56,803     181,151
   Bond Fund, Inc.
Principal MidCap          MidCap Blend Fund          2.96       2.80              --       101,932 576,194    130,236    706,430
   Fund, Inc.
Principal Partners        Partners LargeCap          2.29       2.20         18,166       5,054   149,524    41,385     190,909
   Blue Chip Fund, Inc.     Blend Fund I
Principal Partners Equity Partners LargeCap           .99        .95         26,794       2,106   63,225     813,418    876,643
   Growth Fund, Inc.        Growth Fund I
Principal LargeCap        Partners LargeCap Blend     .98        .95              --       5,660   73,761     689,218    762,979
   Blend Fund, Inc.       Fund
Principal Partners        Partners LargeCap Value     .93        .92              --      10,767   72,747     1,515,314  1,588,061
   LargeCap Value         Fund
   Fund, Inc.

                                                                                                                      Net Assets of
                                                                                                Net Assets Net Assets   Acquiring
                                                                        Accumulated  Unrealized     of          of        Fund
        Acquired                                 Conversion Conversion   Realized   Appreciation/Acquired   Acquiring   following
          Fund                  Acquiring           Ratio      Ratio      Losses    Depreciation   Fund       Fund     acquisition
                                   Fund            Class A    Class B      (000)       (000)       (000)      (000)       (000)
                                   ----            -------    -------      -----       -----       -----      -----       -----
Principal Partners       Partners MidCap Growth      .69        .67       $9,666       $5,658   $35,289    $328,045   $363,334
   MidCap Growth           Fund
   Fund, Inc.
Principal Partners       Partners SmallCap           .70        .67         2,787       3,030   22,138      399,917    422,055
   SmallCap Growth         Growth Fund II
   Fund, Inc.
Principal Real Estate    Real Estate Securities      .82        .81            --       30,589    101,982    581,429    683,411
   Securities Fund, Inc. Fund
Principal SmallCap       SmallCap Blend Fund         .67        .64         9,907      15,693    121,790    137,031    258,821
   Fund, Inc.

Effective June 30, 2005, Diversified International Fund acquired all the assets and assumed all the liabilities of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. pursuant to a plan of acquisition approved by the shareholders of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. on June 16, 2005. The acquisition was accomplished by a tax-free exchange of shares from Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. for shares of Diversified International Fund at an approximate exchange rate of .78 and .76 for Principal International Fund, Inc. Class A and B and 1.47 and 1.38 for Principal International SmallCap Fund, Inc. Class A and Class B. The aggregate net assets of Principal International Fund, Inc., Principal International SmallCap Fund, Inc., and Diversified International Fund immediately before the acquisition were approximately $248,964,000 (including approximately $42,252,000 of accumulated realized losses and $21,063,000 of unrealized appreciation, on a federal tax basis), $74,326,000 (including approximately $7,781,000 unrealized appreciation, on a federal tax basis), and $143,415,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $466,705,000.

Effective September 30, 2005, Government Securities Fund and High Quality Short-Term Bond Fund changed their names to Government & High Quality Bond Fund and Short-Term Bond Fund, respectively.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

On August 11, 2006, the Board of Trustees of WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC, collectively known as the WM Group of Funds, approved an Agreement and Plan of Reorganization whereby, subject to an approval by the shareholders of the WM Group of Funds, Principal Investors Fund, Inc. will acquire all the assets of each series subject to the liabilities of such series, in exchange for a number of shares equal to the pro rata net assets of shares of a series of Principal Investors Fund, Inc.

On September 11, 2006, the Board of Directors of Partners LargeCap Growth Fund approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of Partners LargeCap Growth Fund, Partners LargeCap Growth Fund II will acquire all the assets of Partners LargeCap Growth Fund subject to the liabilities of Partners LargeCap Growth Fund, in exchange for a number of shares equal to a pro rata net assets of shares of Partners LargeCap Growth Fund II.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with country-regionplaceU.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national country-regionplaceU.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after dateYear2007Day15Month11lstransNovember 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the Funds' holdings are translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from country-regionplaceU.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in country-regionplaceIndia, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2006, Diversified International Fund had a foreign tax refund receivable of $16,240, a deferred tax liability of $27,992, and no capital loss carryforward, and International Emerging Markets Fund had a deferred tax liability of $122,093 and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3.   Operating Policies

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.


3.   Operating Policies (Continued)

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by country-regionplaceU.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At October 31, 2006, MidCap Blend Fund, Partners LargeCap Growth Fund, Partners SmallCap Blend Fund, and Partners SmallCap Value Fund had outstanding borrowing of $538,000, $357,000, $1,490,000, and $610,000, respectively, at an annual rate of 5.75%. No other Funds had outstanding borrowings under the line of credit.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by country-regionU.S. government or country-regionplaceU.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Funds, and are subject to the Funds' restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the Funds and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. At October 31, 2006, the Funds had no outstanding reverse repurchase agreements.

For the year ended October 31, 2006 , the daily average amount of reverse repurchase agreements outstanding and the average annual interest rate was as follows:

                                            Average Amount of         Average
                                           Reverse Repurchase         Interest
                                         Agreements Outstanding          Rate
Bond & Mortgage Securities Fund                $18,648,853                3.72 %
Government & High Quality Bond Fund               9,873,770              4.42
High Quality Intermediate-Term Bond Fund          8,518,020              4.43
Inflation Protection Fund                       22,325,252               4.74
Short-Term Bond Fund                              9,868,030              4.49

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of country-regionU.S. government securities, country-regionplaceU.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2006, the Funds had securities on loan as follows:

                                            Market Value    Collateral Value
Bond & Mortgage Securities Fund             $466,183,424        $475,685,334
Disciplined LargeCap Blend Fund               92,044,150          95,155,000
Diversified International Fund                 6.663,617           6,921,000
Government & High Quality Bond Fund           84,883,447          85,774,802
High Quality Intermediate-Term Bond Fund      35,823,418          36,182,268
High Yield Fund                               13,290,991          13,579,000
Inflation Protection Fund                     53,283,491          53,771,354
International Emerging Markets Fund           13,239,687          13,708,000
International Growth Fund                      8,711,205           9,132,000
LargeCap Growth Fund                         121,410,756         123,441,000
LargeCap S&P 500 Index Fund                   94,629,144          97,151,000
LargeCap Value Fund                           75,059,006          77,414,000
MidCap Blend Fund                            148,290,145         152,309,000
MidCap Growth Fund                             8,071,372           8,183,000
MidCap S&P 400 Index Fund                     34,898,979          35,973,000
MidCap Value Fund                             25,159,228          25,930,000
Partners Global Equity Fund                    2,164,093           2,209,000
Partners International Fund                    8,881,624           9,271,000
Partners LargeCap Blend Fund                  91,918,035          94,154,000
Partners LargeCap Blend Fund I                23,591,043          24,274,000
Partners LargeCap Growth Fund                 10,720,579          10,989,000
Partners LargeCap Growth Fund I              172,150,298         175,576,000
Partners LargeCap Growth Fund II              96,238,311          98,812,000
Partners LargeCap Value Fund                 282,199,375         290,441,000
Partners LargeCap Value Fund I                79,199,133          80,999,000
Partners LargeCap Value Fund II               12,832,901          13,109,000
Partners MidCap Growth Fund                  115,532,992         118,671,000
Partners MidCap Growth Fund I                 49,487,736          50,550,000
Partners MidCap Growth Fund II               150,297,394         155,124,000
Partners MidCap Value Fund                   141,978,787         146,001,000
Partners MidCap Value Fund I                 113,900,625         117,614,000
Partners SmallCap Blend Fund                  63,162,700          64,820,000
Partners SmallCap Growth Fund I               19,661,816          20,199,000
Partners SmallCap Growth Fund II             171,319,110         178,107,000
Partners SmallCap Growth Fund III             59,573,623          61,552,000
Partners SmallCap Value Fund                  71,782,589          73,426,000
Partners SmallCap Value Fund I               103,436,159         107,270,000
Partners SmallCap Value Fund II               96,909,858         101,756,000
Preferred Securities Fund                     33,275,579          33,980,000
Real Estate Securities Fund                  136,055,128         138,697,000
Short-Term Bond Fund                          30,774,653          32,292,054
SmallCap Blend Fund                           84,324,059          87,222,000
SmallCap Growth Fund                           9,843,221          10,152,000
SmallCap S&P 600 Index Fund                   99,388,990         102,484,000
SmallCap Value Fund                           42,552,907          43,545,000
Ultra Short Bond Fund                          3,983,712           4,080,000

Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

4.   Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rates used in this calculation for the Funds are as follows:


                                   Net Assets of Funds (in millions)                                Net Assets of Funds (in
                                                                                                    millions)
                                   First  Next   Next    Over $1.5                                  First Next   Next   Over $1.5
                                   $500   $500   $500    billion                                    $500  $500   $500   billion
                                   ----   ----   ----    -------                                    ----  ----   ----   -------
Bond & Mortgage Securities Fund      .55%    .53%    .51%   .50%    Partners MidCap Growth Fund      1.00%   .98%   .96%   .95%
Disciplined LargeCap Blend Fund      .60    .58    .56       .55    Partners MidCap Growth Fund I   1.00    .98    .96      .95
Diversified International Fund       .90    .88    .86       .85    Partners MidCap Growth Fund II  1.00    .98    .96      .95
Government & High Quality            .40    .38    .36       .35    Partners MidCap Value Fund      1.00    .98    .96      .95
   Bond Fund
High Quality Intermediate-Term       .40    .38    .36        .35   Partners MidCap Value Fund I    1.00    .98    .96      .95
  Bond Fund
High Yield Fund                      .65    .63    .61       .60    Partners SmallCap Blend Fund    1.00    .98    .96      .95
Inflation Protection Fund            .40    .38    .36       .35    Partners SmallCap Growth Fund I 1.10  1.08    1.06     1.05
International Emerging Markets     1.20    1.18  1.16      1.15     Partners SmallCap Growth Fund II1.00    .98    .96      .95
Fund*
International Growth Fund          1.00     .98    .96       .95    Partners SmallCap Growth Fund   1.10  1.08     1.06    1.05
                                                                    III
LargeCap Growth Fund                 .55    .53    .51       .50    Partners SmallCap Value Fund    1.00    .98    .96      .95
LargeCap S&P 500 Index Fund          .15    .15    .15       .15    Partners SmallCap Value Fund I  1.00    .98    .96      .95
LargeCap Value Fund                  .45    .43    .41       .40    Partners SmallCap Value Fund II 1.00    .98    .96      .95
MidCap Blend Fund                    .65    .63    .61       .60    Preferred Securities Fund         .75   .73    .71      .70
MidCap Growth Fund                   .65    .63    .61       .60    Principal LifeTime 2010 Fund     .1225  .1225  .1225     .1225
MidCap S&P 400 Index Fund            .15    .15    .15       .15    Principal LifeTime 2020 Fund     .1225  .1225  .1225     .1225
MidCap Value Fund                    .65    .63    .61       .60    Principal LifeTime 2030 Fund     .1225  .1225  .1225     .1225
Money Market Fund                    .40    .39    .38       .37    Principal LifeTime 2040 Fund     .1225  .1225  .1225     .1225
Partners Global Equity Fund          .95    .93    .91       .90    Principal LifeTime 2050 Fund     .1225  .1225  .1225     .1225
Partners International Fund        1.10    1.08   1.06      1.05    Principal LifeTime Strategic     .1225  .1225  .1225     .1225
                                                                    Income
                                                                      Fund
Partners LargeCap Blend Fund         .75    .73    .71       .70    Real Estate Securities Fund       .85   .83    .81      .80
Partners LargeCap Blend Fund I       .45    .43    .41       .40    Short-Term Bond Fund              .40   .38    .36      .35
Partners LargeCap Growth Fund      1.00     .98    .96       .95    SmallCap Blend Fund               .75   .73    .71      .70
Partners LargeCap Growth Fund I      .75    .73    .71       .70    SmallCap Growth Fund              .75   .73    .71      .70
Partners LargeCap Growth Fund II   1.00     .98    .96       .95    SmallCap S&P 600 Index Fund       .15   .15    .15      .15
Partners LargeCap Value Fund         .80    .78    .76       .75    SmallCap Value Fund               .75   .73    .71      .70
Partners LargeCap Value Fund I       .80    .78    .76       .75    Ultra Short Bond Fund             .40   .39    .38      .37
Partners LargeCap Value Fund II      .85    .83    .81       .80

*Period from November 1, 2005 through September 30, 2006 the management and investment advisory fee was 1.35% on the first $500 million, 1.33% on the next $500 million, 1.31% on the next $500 million, and 1.30% over $1.5 billion.

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, and Class J shares of the Funds reimburse the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the expenses for Class J shares of certain Funds from November 1, 2005 through February 28, 2006 and contractually agreed to limit the expenses from March 1, 2006 through October 31, 2006. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                             Period from            Period from
                                          November 1, 2005         March 1, 2006
                                               through                through
                                          February 28, 2006      October 31, 2006           Expiration
                                          -----------------      ----------------           ----------
Bond & Mortgage Securities Fund                  1.35%                  N/A
Government & High Quality Bond Fund             1.35                    N/A
High Quality Intermediate-Term Bond             1.35                    1.35%           February 28, 2007
Fund
Inflation  Protection Fund                      1.35                    1.15            February 28, 2007
International Growth Fund                       2.10                    N/A
Money Market Fund                               1.35                    N/A
Partners LargeCap Growth Fund                   1.75                   1.75             February 28, 2007
Partners LargeCap Growth Fund I                 1.75                    N/A
Partners LargeCap Growth Fund II                1.75                   1.75             February 28, 2007
Partners MidCap Growth Fund                     1.95                    N/A
Partners MidCap Value Fund                      1.95                    N/A
Partners SmallCap Growth Fund I                 2.05                   2.05             February 28, 2007
Partners SmallCap Growth Fund II                2.05                   2.05             February 28, 2007
Partners SmallCap Value Fund                    1.95                   1.95             February 28, 2007
Preferred Securities Fund                       1.60                   1.60             February 28, 2007
Principal LifeTime 2010 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2020 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2030 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2040 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2050 Fund                    1.70                    .75             February 28, 2007
Principal LifeTime Strategic Income              N/A                    .75             February 28, 2007
Fund
Short-Term Bond Fund                            1.35                    N/A
SmallCap Value Fund                             1.70                    N/A
Ultra Short Bond Fund                           1.35                   1.20             February 28, 2007

The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The operating expense limits and the agreement terms are as follows:


                                              Class A             Class B           Class A           Class B
                                            Period from         Period from       Period from       Period from
                                          November 1, 2005   November 1, 2005    March 1, 2006     March 1, 2006
                                              through             through           through           through
                                         February 28, 2006   February 28, 2006  October 31, 2006 October 31, 2006     Expiration
                                         -----------------   -----------------  ---------------- ----------------     ----------
Bond & Mortgage Securities Fund                  0.94%              1.60%              0.94%            1.60%       June 30, 2009
Inflation Protection Fund                       1.10                N/A               0.90              N/A       February 28, 2007
MidCap Blend Fund                               1.02               1.32               1.02             1.32         June 30, 2008
Money Market Fund                               N/A                 N/A               N/A              1.60       February 28, 2007
Partners LargeCap Growth Fund II                1.70                N/A               1.70              N/A       February 28, 2007
Partners MidCap Growth Fund                     1.75               2.50               1.75             2.50         June 30, 2008
Partners MidCap Growth Fund I                   1.75                N/A               1.75              N/A       February 28, 2007
Partners MidCap Value Fund                      1.75               2.50               1.75             2.50       February 28, 2007
Partners SmallCap Growth Fund II                1.95               2.70               1.95             2.70         June 30, 2008
Preferred Securities Fund                       1.35                N/A               1.00              N/A       February 28, 2007
Principal LifeTime 2010 Fund                    1.30                N/A               0.50              N/A       February 28, 2007
Principal LifeTime 2020 Fund                    1.40               2.15               0.50             1.25       February 28, 2007
Principal LifeTime 2030 Fund                    1.40               2.15               0.50             1.25       February 28, 2007
Principal LifeTime 2040 Fund                    1.40               2.15               0.50             1.25       February 28, 2007
Principal LifeTime 2050 Fund                    1.50                N/A               0.50             1.25       February 28, 2007
Principal LifeTime Strategic Income Fund        1.30                N/A               0.50             1.25       February 28, 2007
SmallCap Value Fund                             1.70               2.45               1.45             2.20       February 28, 2007
Ultra Short Bond Fund                           N/A                 N/A               0.75              N/A       February 28, 2007

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Funds which generated the excess. The annual rates are .25%, .30%, ..35%, .50% and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% and 1.00% for Class A and Class B, except the following funds:

LargeCap S&P 500 Index Fund           Class A             .15%
Money Market Fund                     Class A              N/A
Money Market Fund                     Class J             .25
Short-Term Bond Fund                  Class A             .15
Ultra Short Bond Fund                 Class A             .15


Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B and Class J share redemptions. The charge for Class A shares is .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Money Market Fund which imposes no sales charge) based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and Tax-Exempt Bond Fund, and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the year ended October 31, 2006, were as follows:

                                            Class A     Class B     Class J
Bond & Mortgage Securities Fund           $ 389,867    $ 64,401    $ 90,177
Disciplined LargeCap Blend Fund             197,762      25,753         N/A
Diversified International Fund              834,114      51,495      51,867
Government & High Quality Bond Fund         289,898     138,995      24,524
High Quality Intermediate-Term Bond Fund        N/A         N/A       9,778
Inflation Protection Fund                    31,666         N/A       3,452
International Emerging Markets Fund         456,075      15,457      47,364
International Growth Fund                       N/A         N/A      20,174
LargeCap Growth Fund                        574,093      56,642      10,702
LargeCap S&P 500 Index Fund                  80,727         N/A      91,556
LargeCap Value Fund                         413,606      31,050      16,004
MidCap Blend Fund                         1,013,000     111,625      47,731
MidCap Growth Fund                              N/A         N/A       5,068
MidCap S&P 400 Index Fund                       N/A         N/A       7,604
MidCap Value Fund                               N/A         N/A      31,990
Money Market Fund                             3,360      17,043      96,054
Partners LargeCap Blend Fund                365,468      41,527      32,988
Partners LargeCap Blend Fund I              246,649      31,428      11,667
Partners LargeCap Growth Fund                   N/A         N/A       5,286
Partners LargeCap Growth Fund I             217,356      22,702      10,804
Partners LargeCap Growth Fund II             12,353         N/A       4,799
Partners LargeCap Value Fund                308,357      38,607      29,117
Partners MidCap Growth Fund                 149,742      21,318       8,575
Partners MidCap Growth Fund I                29,443         N/A         N/A
Partners MidCap Value Fund                  111,861       3,558      40,555
Partners SmallCap Growth Fund I                 N/A         N/A       1,690
Partners SmallCap Growth Fund II            143,043      15,621       6,876
Partners SmallCap Value Fund                    N/A         N/A       2,698
Preferred Securities Fund                    68,971         N/A      12,983
Principal LifeTime 2010 Fund                291,517         N/A      76,319
Principal LifeTime 2020 Fund                500,544       4,078     152,062
Principal LifeTime 2030 Fund                479,041       7,380     131,667
Principal LifeTime 2040 Fund                311,557       3,506      58,356
Principal LifeTime 2050 Fund                179,759         210      15,134
Principal LifeTime Strategic Income Fund     66,379         337      35,706
Real Estate Securities Fund                 510,952      36,037      61,043
Short-Term Bond Fund                         79,939         N/A      13,303
SmallCap Blend Fund                         310,349      34,530      43,535
SmallCap Growth Fund                            N/A         N/A       7,415
SmallCap S&P 600 Index Fund                     N/A         N/A      28,212
SmallCap Value Fund                         127,860       2,277      20,392
Ultra Short Bond Fund                        14,843         N/A       4,296

At October 31, 2006, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:


                                        Advisors    Advisors
                                         Select     Signature      Class A        Class B     Institutional    Preferred     Select
Bond & Mortgage Securities Fund             --           --          366,780        --            265,077        --           --
Diversified International Fund              --           --               --        --          3,130,147        --           --
Government and High Quality Bond Fund       --           --          124,455        --                976        --           --
LargeCap Growth Fund                        --           --               --        --          8,180,353        --           --
LargeCap Value Fund                         --           --               --        --          5,999,320        --           --
MidCap Blend Fund                           --           --               --        --                882        --           --
MidCap Growth Fund                          --           --              N/A        N/A                --        --         4,381
MidCap Value Fund                           --          772              N/A        N/A                --        --           --
Money Market Fund                           --           --       41,073,653        --                 --        --           --
Partners Global Equity Fund                 --           --              N/A        N/A           908,983        --           --
Partners LargeCap Blend Fund I              --           --               --        --              1,112        --           --
Partners LargeCap Growth Fund               --           --              N/A        N/A                --      1,518        1,489
Partners LargeCap Value Fund II             --           --              N/A        N/A                --        --         1,000
Preferred Securities Fund                  926          --                --        --                 --       926           926
Principal LifeTime Strategic Income         --           --               --        825                --        --           --
Fund
Short-Term Bond Fund                        --          978          650,909        N/A                --        --           --
SmallCap Blend Fund                         --           --               --        --          2,152,853        --           --
SmallCap Growth Fund                        --         1,279             N/A        N/A                --        --           --
Ultra Short Bond Fund                       --         1,060              --        --                 --        --         1,081

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $346,026 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2006. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                        Year Ended
                                         October 31,
                                                 2006
Partners LargeCap Value Fund                 $112,304
Partners LargeCap Value Fund I                  2,950
Partners LargeCap Value Fund II                    48
Partners MidCap Growth Fund II                 83,344
Partners MidCap Value Fund                    149,183
Partners SmallCap Growth Fund II                  416

5.  Investment Transactions

For the year ended October 31, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and country-regionplaceU.S. government securities) by the Funds were as follows:

                                          Purchases         Sales                                            Purchases      Sales
Bond & Mortgage Securities Fund         $                               Partners MidCap Growth Fund         $            $
                                       6,391,324,751   $ 5,451,127,154                                     713,942,942  638,627,663
Disciplined LargeCap Blend Fund                                         Partners MidCap Growth Fund I
                                       1,175,218,516  806,440,634                                          362,640,860  388,715,427
Diversified International Fund                                          Partners MidCap Growth Fund II
                                       813,195,347    706,720,098                                          923,809,774  858,548,601
Government & High Quality Bond Fund                                     Partners MidCap Value Fund
                                       1,310,480,093      1,274,557,070                                    995,324,977  933,209,996
High Quality Intermediate-Term Bond                                     Partners MidCap Value Fund I
Fund                                   416,284,973    376,681,717                                          459,616,840  325,209,133
High Yield Fund                                                         Partners SmallCap Blend Fund
                                       101,177,630    81,414,859                                           263,735,014  277,388,895
Inflation Protection Fund                                               Partners SmallCap Growth Fund I
                                       72,586,389     14,385,178                                           115,363,058  159,051,980
International Emerging Markets Fund                                     Partners SmallCap Growth Fund II
                                       402,220,711    289,554,862                                          558,857,639  454,590,426
International Growth Fund                                               Partners SmallCap Growth Fund III
                                     1,675,317,665  1,342,018,082                                          236,081,664  166,429,288
LargeCap Growth Fund                                                    Partners SmallCap Value Fund
                                       949,809,710    701,381,945                                          110,217,242  192,020,028
LargeCap S&P 500 Index Fund                                             Partners SmallCap Value Fund I
                                       131,905,982    29,838,156                                           328,029,638  196,193,466
LargeCap Value Fund                                                     Partners SmallCap Value Fund II
                                       694,397,041    582,921,697                                          142,110,214  134,493,120
MidCap Blend Fund                                                       Preferred Securities Fund
                                       334,941,114    364,093,755                                          342,829,859  107,428,107
MidCap Growth Fund                                                      Principal LifeTime 2010 Fund
                                       46,794,406     37,672,003                                           550,675,411  135,369,496
MidCap S&P 400 Index Fund                                               Principal LifeTime 2020 Fund
                                       95,922,374     42,980,468                                           954,114,701  107,301,581
MidCap Value Fund                                                       Principal LifeTime 2030 Fund
                                       136,130,829    132,237,551                                          823,285,860  112,006,119
Partners Global Equity Fund                                             Principal LifeTime 2040 Fund
                                       22,958,050     12,346,515                                           420,870,237  69,384,280
Partners International Fund                                             Principal LifeTime 2050 Fund
                                       666,387,034    465,125,380                                          195,361,680  39,415,977
Partners LargeCap Blend Fund                                            Principal LifeTime Strategic
                                       470,258,073    449,928,733       Income Fund                        280,738,270  165,879,600
Partners LargeCap Blend Fund I                                          Real Estate Securities Fund
                                       217,707,244    137,323,923                                          637,243,581  382,157,101
Partners LargeCap Growth Fund                                           Short-Term Bond Fund
                                       352,952,355    559,905,020                                          116,357,518  92,884,038
Partners LargeCap Growth Fund I                                         SmallCap Blend Fund
                                       619,956,613    562,551,538                                          330,592,805  317,121,877
Partners LargeCap Growth Fund II                                        SmallCap Growth Fund
                                     1,192,499,515  1,217,657,822                                           51,484,558   42,405,600
Partners LargeCap Value Fund                                            SmallCap S&P 600 Index Fund
                                       793,216,985    422,082,266                                          283,330,118  190,651,015
Partners LargeCap Value Fund I                                          SmallCap Value Fund
                                       378,153,956    164,145,513                                          234,593,959  155,900,403
Partners LargeCap Value Fund II                                         Ultra Short Bond Fund
                                       42,251,268     30,413,840                                           283,018,724  88,448,579

For the year ended October 31, 2006, the cost of country-regionplaceU.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:


                                          Purchases       Sales
Bond & Mortgage Securities Fund          $             $
                                        550,639,493   436,113,664
Government & High Quality Bond Fund
                                        93,466,267    96,554,340
High Quality Intermediate-Term Bond Fund
                                        48,900,085    41,887,997
Inflation Protection Fund
                                        54,397,968    48,080,751
Partners SmallCap Value Fund I
                                        241,488       320,000
Short-Term Bond Fund
                                        26,790,432    8,024,767

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedule of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At October 31, 2006, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of October 31, 2006 are included in the schedules of investments.

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended October 31, 2006 and October 31, 2005 were as follows:

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                                             Ordinary Income          Long-Term Capital Gain        Section 1250 Gains
                                             ---------------          ----------------------        ------------------
                                            2006         2005          2006            2005         2006        2005
                                            ----         ----          ----            ----         ----        ----
                                                                                      $
Bond & Mortgage Securities Fund          $78,236,753  $35,672,708         $    --  455,445             $  --         $   --
Disciplined LargeCap Blend Fund           13,684,089    1,755,658      1,016,165       1,078,106         --             --
Diversified International Fund             7,531,670      542,750     14,538,524       2,442,645         --             --
Government & High Quality Bond Fund       15,725,435    6,921,202              --               --         --             --
High Quality Intermediate-Term Bond
Fund                                       2,928,723    1,035,016        102,863         272,390         --             --
High Yield Fund                            3,211,957            --              --               --         --             --
Inflation Protection Fund                  4,904,176    1,985,062              --               --         --             --
International Emerging Markets Fund       11,978,167      711,230      3,494,742       2,217,989         --             --
International Growth Fund                 39,842,054   17,638,301     32,702,386      20,982,444         --             --
LargeCap Growth Fund                         383,106      875,012              --               --         --             --
LargeCap S&P 500 Index Fund                7,664,572    8,403,618      3,072,594      36,116,133         --             --
LargeCap Value Fund                       13,041,827    1,684,432      6,472,392       4,668,645         --             --
MidCap Blend Fund                          3,582,238    1,058,546     35,712,825       5,658,959         --             --
MidCap Growth Fund                                 --            --              --               --         --             --
MidCap S&P 400 Index Fund                  1,406,182      684,968      3,517,739       1,215,807         --             --
MidCap Value Fund                         12,734,455    2,246,153      5,235,180       3,133,769         --             --
Money Market Fund                         27,164,609    9,523,257              --               --         --             --
Partners Global Equity Fund                   87,520            --              --               --         --             --
Partners International Fund               16,280,473    2,714,898      7,341,784               --         --             --
Partners LargeCap Blend Fund              20,505,705   13,126,112     19,721,674      26,917,022         --             --
Partners LargeCap Blend Fund I               608,487      250,214        736,539         155,099         --             --
Partners LargeCap Growth Fund              2,111,293            --        184,556         792,718         --             --
Partners LargeCap Growth Fund I           15,625,285    4,003,726     20,734,694               --         --             --
Partners LargeCap Growth Fund II           5,392,878    2,049,022      4,220,818       2,537,967         --             --
Partners LargeCap Value Fund              24,894,891   19,530,352     63,955,758      11,048,831         --             --
Partners LargeCap Value Fund I             5,498,069       36,072        150,251               --         --             --
Partners LargeCap Value Fund II            4,513,946            --              --               --         --             --
Partners MidCap Growth Fund                        --            --      3,001,206               --         --             --
Partners MidCap Growth Fund I              9,209,037            --      6,277,031               --         --             --
Partners MidCap Growth Fund II             1,841,894            --          4,264               --         --             --
Partners MidCap Value Fund                11,473,909    7,542,069     38,221,877      12,831,313         --             --
Partners MidCap Value Fund I              22,771,419    5,020,699     24,679,278          66,600         --             --
Partners SmallCap Blend Fund              12,716,241    2,479,827      4,049,545         693,572         --             --
Partners SmallCap Growth Fund I                    --            --              --               --         --             --
Partners SmallCap Growth Fund II           1,179,198            --     24,136,702       8,154,974         --             --
Partners SmallCap Growth Fund III          6,513,452            --          1,245               --         --             --
Partners SmallCap Value Fund                  57,226       71,862     24,893,571               --         --             --
Partners SmallCap Value Fund I             4,174,547    3,022,492     15,422,116       4,762,959         --             --
Partners SmallCap Value Fund II           12,482,173       93,230      1,164,482               --         --             --
Preferred Securities Fund                 26,080,005   23,146,412              --               --         --             --
Principal LifeTime 2010 Fund              14,812,871    7,200,905      4,163,301       2,977,300         --             --
Principal LifeTime 2020 Fund              26,590,676   10,481,044      8,084,086       3,733,153         --             --
Principal LifeTime 2030 Fund              21,048,834    8,436,301      8,044,054       3,233,115         --             --
Principal LifeTime 2040 Fund               8,342,117    2,848,809      3,101,881       1,164,002         --             --
Principal LifeTime 2050 Fund               4,023,027    1,194,054      1,485,535         481,480         --             --
Principal LifeTime Strategic Income
Fund                                       8,402,148    3,532,082      1,952,639       1,302,819         --             --
Real Estate Securities Fund               13,245,132   21,267,377     20,745,224      17,976,852   747,813       601,122
Short-Term Bond Fund                       9,060,145    3,319,150              --               --         --             --
SmallCap Blend Fund                        2,004,598      766,547     14,845,443       5,587,089         --             --
SmallCap Growth Fund                         492,542            --      1,515,140       1,404,635         --             --
SmallCap S&P 600 Index Fund                3,229,962    2,252,655      4,010,209       2,008,002         --             --
SmallCap Value Fund                        7,185,393    2,831,702      2,185,188       2,631,647         --             --
Ultra Short Bond Fund                      9,935,742    1,738,764              --               --         --             --

Distributable Earnings. As of October 31, 2006, the components of distributable earnings on a federal tax basis were as follows:

                                            Undistributed  Undistributed
                                           Ordinary Income   Long-Term       Undistributed
                                                           Capital Gains   Section 1250 Gains
Bond & Mortgage Securities Fund*               $ 2,271,301         $    --            $      --
Disciplined LargeCap Blend Fund                  8,556,568     23,879,331          --
Diversified International Fund*                 26,376,557     52,565,315          --
Government & High Quality Bond Fund                 49,725              --          --
                                                                                   --
High Quality Intermediate-Term Bond Fund         4,515,378              --
High Yield Fund                                  5,133,708              --          --
Inflation Protection Fund                           21,266              --          --
International Emerging Markets Fund             20,442,287      8,483,589          --
International Growth Fund                       60,447,539     77,471,689          --
LargeCap Growth Fund*                            2,272,852     12,183,596          --
LargeCap S&P 500 Index Fund                      8,913,333      3,040,254          --
LargeCap Value Fund                              8,279,477     34,027,798          --
MidCap Blend Fund                               15,261,934     63,223,147          --
MidCap Growth Fund                                       --              --          --
MidCap S&P 400 Index Fund                        2,141,555      4,328,554          --
MidCap Value Fund                                2,117,466      6,610,551          --
Partners Global Equity Fund                        420,812        808,052          --
Partners International Fund                     33,337,232     42,375,948          --
Partners LargeCap Blend Fund                    22,855,879     30,248,832          --
Partners LargeCap Blend Fund I                   1,006,727              --          --
Partners LargeCap Growth Fund                    8,444,385      1,019,308          --
Partners LargeCap Growth Fund I*                12,145,084     45,897,319          --
Partners LargeCap Growth Fund II                31,251,075     26,331,785          --
Partners LargeCap Value Fund                    28,479,568    114,682,920          --
Partners LargeCap Value Fund I                   6,622,003     11,339,848          --
Partners LargeCap Value Fund II                  4,940,766      1,526,914          --
Partners MidCap Growth Fund*                     1,272,971     13,172,536          --
Partners MidCap Growth Fund I                   10,427,783     21,153,120          --
Partners MidCap Growth Fund II                  42,313,963     13,965,358          --
Partners MidCap Value Fund                      22,429,260     34,960,160          --
Partners MidCap Value Fund I                    10,651,727     30,253,725          --
Partners SmallCap Blend Fund                     7,932,370     13,969,856          --
Partners SmallCap Growth Fund I                          --      5,078,783          --
Partners SmallCap Growth Fund II*                        --     46,564,360          --
Partners SmallCap Growth Fund III               19,391,538      3,808,818          --
Partners SmallCap Value Fund                     3,311,996     46,135,180          --
Partners SmallCap Value Fund I                   6,515,933     19,292,560          --
Partners SmallCap Value Fund II                 24,042,944     12,448,181          --
Preferred Securities Fund                        3,015,532              --          --
Principal LifeTime 2010 Fund                    18,151,781      5,151,869          --
Principal LifeTime 2020 Fund                    21,176,247     11,447,883          --
Principal LifeTime 2030 Fund                    11,753,247     10,958,854          --
Principal LifeTime 2040 Fund                     3,915,940      4,803,815          --
Principal LifeTime 2050 Fund                     1,079,419      2,495,054          --
Principal LifeTime Strategic Income Fund         9,952,382      1,524,384          --
Real Estate Securities Fund                              --    100,584,163      2,773,007
Short-Term Bond Fund                               142,356              --          --
SmallCap Blend Fund                              1,561,691     25,796,225          --
SmallCap Growth Fund*                              110,517      1,970,021          --
SmallCap S&P 600 Index Fund                      4,978,062     18,895,487          --
SmallCap Value Fund                              6,741,976      4,780,154          --
Ultra Short Bond Fund                                    --         45,898          --

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2006, the Funds had approximate net capital loss carryforwards as follows:

                                                            Net Capital Loss Carryforward Expiring In:
                                                                                                                         Annual
                                   2007      2008      2009       2010       2011       2012        2013       2014    Limitations*
                                   ----      ----      ----       ----       ----       ----        ----       ----    ------------
Bond & Mortgage Securities Fund
                                $3,213,000$4,778,000 $1,281,000     $    -   $     -      $    -  $2,386,000 $6,971,000   $902,000
Diversified International Fund           -   136,000    597,000  1,665,000   597,000       1,000           -          -    963,000
Government & High Quality
   Bond Fund                        84,000         -  1,636,000  2,118,000 3,143,000     525,000   1,535,000  4,014,000          -
High Quality Intermediate-Term
   Bond Fund                             -         -          -          -         -           -           -    432,000          -
High Yield Fund                          -         -          -          -         -           -     113,000    539,000          -
Inflation Protection Fund                -         -          -          -         -           -           -  1,338,000          -
                                  31,416,000  1,416,000                       5,679,000
LargeCap Growth Fund                     -          97,721,000  2,654,0001                    -           -          -    548,000
MidCap Growth Fund                       -         -          -    509,000         -           -           -          -          -

Partners LargeCap Blend Fund I           -         -          -  5,446,000   265,000           -           -          -          -
Partners LargeCap Growth Fund I          -   358,000  7,931,000          -   115,000     296,000           -          -  2,763,000
Partners MidCap Growth Fund              -         -  3,141,000    580,000         -           -           -          -  1,811,000
Partners SmallCap Growth Fund II         -   612,000    773,000          -         -           -           -          -    306,000
Preferred Securities Fund                -         -          -          -         -   3,453,000     716,000    675,000          -
Short-Term Bond Fund               264,000   197,000    895,000          - 1,572,000   2,029,000   1,226,000  2,068,000          -
SmallCap Growth Fund                     -         -          -  2,169,000         -           -           -          -    542,000


*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.


Schedule of Investments
October 31, 2006
Bond & Mortgage Securities Fund
                                                                        Principal
                                                                          Amount                      Value
BONDS (86.21%)
Advertising Services (0.03%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                    $     500,000         $                 538,125

Aerospace & Defense (0.16%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                                           250,000                           290,649
Northrop Grumman Corp
4.08%, 11/16/2006 (a)                                                    3,000,000                         2,998,455
                                                                                                           3,289,104
Aerospace & Defense Equipment (0.19%)
GenCorp Inc
9.50%, 8/15/2013 (b)                                                       428,000                           445,120
Goodrich Corp
6.80%, 7/ 1/2036                                                         2,050,000                         2,186,583
Sequa Corp
9.00%, 8/ 1/2009                                                         1,100,000                         1,160,500
                                                                                                           3,792,203
Agricultural Chemicals (0.09%)
Mosaic Global Holdings Inc
11.25%, 6/ 1/2011                                                        1,146,000                         1,210,462
10.88%, 8/ 1/2013                                                          625,000                           711,719
                                                                                                           1,922,181
Agricultural Operations (0.58%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                        7,564,000                         7,390,951
5.88%, 5/15/2013                                                         3,475,000                         3,477,422
5.10%, 7/15/2015                                                         1,000,000                           941,846
                                                                                                          11,810,219
Airlines (0.03%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                                          650,000                           649,900

Apparel Manufacturers (0.05%)
Levi Strauss & Co
12.25%, 12/15/2012                                                         400,000                           446,000
Phillips-Van Heusen
7.75%, 11/15/2023                                                          475,000                           484,500
                                                                                                             930,500
Appliances (0.08%)
Whirlpool Corp
5.89%, 6/15/2009 (c)                                                     1,600,000                         1,603,283

Asset Backed Securities (7.08%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                       829,548                           830,331
5.55%, 7/25/2035 (c)                                                     1,209,427                         1,210,968
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (c)                                                     1,110,970                         1,111,615
5.60%, 12/25/2035 (c)                                                    6,172,000                         6,183,079

Asset Backed Securities
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.62%, 7/25/2033 (a)(c)                                                  5,388,450                         5,401,426
5.82%, 9/25/2033 (c)                                                     1,215,000                         1,218,480
5.55%, 12/25/2033 (c)                                                      153,441                           153,639
Citigroup Mortgage Loan Trust Inc
5.42%, 7/25/2035 (c)                                                       438,513                           438,540
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (c)                                                       650,000                           651,223
Countrywide Asset-Backed Certificates
5.60%, 9/25/2033 (c)                                                       476,899                           477,078
5.84%, 6/25/2035 (c)                                                     2,800,000                         2,819,558
5.98%, 12/25/2035 (c)                                                    2,600,000                         2,617,345
5.61%, 2/25/2036 (a)(c)                                                 13,725,000                        13,749,746
5.57%, 4/25/2036 (a)(c)                                                  9,800,000                         9,823,069
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (c)                                                    2,393,038                         2,394,057
5.52%, 5/15/2036 (a)(c)                                                  8,413,166                         8,413,116
First Franklin Mortgage Loan Asset
Backed Certificates
5.70%, 10/25/2034 (a)(c)                                                 3,062,066                         3,075,931
5.39%, 3/25/2036 (a)(c)                                                  8,709,076                         8,711,140
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(d)                                                  1,961,304                         1,957,366
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (c)                                                     2,225,000                         2,229,170
5.53%, 11/25/2036 (a)(c)                                                16,156,000                        16,163,302
Great America Leasing Receivables
5.39%, 9/15/2011 (d)(e)                                                  1,295,000                         1,295,000
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (a)(c)                                                  4,850,000                         4,853,914
Lehman XS Trust
5.56%, 11/25/2035 (c)                                                    5,581,925                         5,558,944
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)                                                       450,000                           451,728
5.82%, 2/25/2035 (c)                                                     3,000,000                         3,020,775
5.50%, 4/25/2035 (c)                                                     2,610,265                         2,610,826
5.44%, 7/25/2035 (c)                                                       423,109                           423,145
5.43%, 10/25/2036 (a)                                                    2,625,000                         2,625,000
Merrill Lynch Mortgage Investors Inc
5.88%, 1/25/2035 (c)                                                       490,526                           490,806
5.50%, 4/25/2036 (c)                                                     2,049,221                         2,049,542
5.55%, 7/25/2036 (c)                                                     2,639,944                         2,640,565
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (c)                                                     1,800,000                         1,802,705
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                     1,145,063                         1,145,916
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                       637,610                           637,725
Ownit Mortgage Loan Asset Backed
Certificates
5.62%, 8/25/2036 (c)                                                     2,827,088                         2,828,360
Popular ABS Mortgage Pass-Through Trust
5.59%, 5/25/2035 (a)(c)                                                  4,376,519                         4,390,030
5.58%, 11/25/2035 (c)                                                    3,355,000                         3,362,455
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (a)(c)                                                  1,115,153                         1,117,232
5.55%, 12/25/2034 (c)                                                    1,264,329                         1,265,272
5.59%, 7/25/2035 (c)                                                     3,000,000                         3,004,749
Residential Asset Securities Corp
3.28%, 8/25/2029                                                            70,103                            69,365

Asset Backed Securities
SACO I Inc
5.59%, 4/25/2035 (c)                                                       817,924                           818,020
Saxon Asset Securities Trust
5.66%, 12/26/2034 (c)                                                    2,036,364                         2,039,435
5.54%, 3/25/2035 (c)                                                     2,017,062                         2,018,256
5.84%, 3/25/2035 (c)                                                     2,500,000                         2,509,027
Securitized Asset Backed Receivables LLC
5.55%, 3/25/2035 (c)                                                     1,795,632                         1,796,357
                                                                                                         144,455,328

Auto - Car & Light Trucks (0.46%)
DaimlerChrysler NA Holding Corp
5.87%, 9/10/2007 (c)                                                     1,200,000                         1,202,996
4.75%, 1/15/2008                                                            75,000                            74,290
6.02%, 10/31/2008 (a)(c)                                                 3,500,000                         3,511,102
5.82%, 3/13/2009 (a)(c)                                                  2,675,000                         2,676,733
5.75%, 9/ 8/2011 (b)                                                     2,000,000                         2,001,500
                                                                                                           9,466,621
Auto/Truck Parts & Equipment -
Original (0.10%)
Stanadyne Corp
10.00%, 8/15/2014                                                          375,000                           382,500
Tenneco Inc
10.25%, 7/15/2013                                                          500,000                           547,500
TRW Automotive Inc
9.38%, 2/15/2013                                                           600,000                           642,750
United Components Inc
9.38%, 6/15/2013                                                           500,000                           505,000
                                                                                                           2,077,750
Automobile Sequential (0.33%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                        2,000,000                         1,962,554
5.69%, 6/15/2010 (c)                                                     1,070,000                         1,074,709
Carss Finance LP
5.60%, 1/15/2011 (c)(d)                                                  1,735,698                         1,736,113
WFS Financial Owner Trust
4.50%, 5/17/2013                                                         1,960,000                         1,932,582
                                                                                                           6,705,958
Beverages - Non-Alcoholic (0.24%)
Bottling Group LLC
4.63%, 11/15/2012                                                          110,000                           106,862
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                                           345,000                           341,608
Cott Beverages USA Inc
8.00%, 12/15/2011                                                          350,000                           357,875
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                         4,000,000                         4,150,000
                                                                                                           4,956,345
Beverages - Wine & Spirits (0.27%)
Constellation Brands Inc
7.25%, 9/ 1/2016                                                           400,000                           406,500
Diageo Capital PLC
5.46%, 4/20/2007 (c)                                                     1,800,000                         1,801,242
Diageo Finance BV
5.49%, 3/30/2009 (a)(c)                                                  2,600,000                         2,601,960
5.50%, 4/ 1/2013                                                           760,000                           763,247
                                                                                                           5,572,949

Brewery (0.48%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                       1,175,000                         1,415,875
8.75%, 9/15/2013                                                           685,000                           798,025
Coors Brewing Co
6.38%, 5/15/2012                                                           650,000                           677,140
FBG Finance Ltd
5.13%, 6/15/2015 (d)                                                     4,000,000                         3,808,752
SABMiller PLC
6.50%, 7/ 1/2016 (d)                                                     3,000,000                         3,133,080
                                                                                                           9,832,872
Broadcasting Services & Programming (0.04%)
Clear Channel Communications Inc
6.88%, 6/15/2018                                                           400,000                           349,671
Fisher Communications Inc
8.63%, 9/15/2014                                                           400,000                           422,000
                                                                                                             771,671
Building - Residential & Commercial (0.09%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                           400,000                           409,000
DR Horton Inc
8.50%, 4/15/2012                                                           500,000                           524,040
K Hovnanian Enterprises Inc
8.00%, 4/ 1/2012 (b)                                                       300,000                           303,000
KB Home
7.75%, 2/ 1/2010                                                           340,000                           344,250
5.88%, 1/15/2015                                                           200,000                           183,684
                                                                                                           1,763,974
Building & Construction -
Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                          400,000                           414,000

Building & Construction Products -
Miscellaneous (0.33%)
CRH America Inc
5.30%, 10/15/2013                                                        1,660,000                         1,617,760
6.00%, 9/30/2016                                                         1,750,000                         1,762,766
6.40%, 10/15/2033                                                          345,000                           344,105
Masco Corp
5.64%, 3/ 9/2007 (c)(d)                                                  1,400,000                         1,400,879
Owens Corning Inc
6.50%, 12/ 1/2016 (d)                                                      600,000                           610,132
7.00%, 12/ 1/2036 (d)                                                      900,000                           910,090
                                                                                                           6,645,732
Building Products - Cement &
Aggregate (0.13%)
Lafarge SA
6.15%, 7/15/2011                                                         1,405,000                         1,442,352
6.50%, 7/15/2016                                                         1,175,000                         1,223,910
                                                                                                           2,666,262
Building Products - Wood (0.16%)
Masco Corp
6.13%, 10/ 3/2016                                                        3,175,000                         3,187,668

Cable TV (0.82%)
Cablevision Systems Corp
9.87%, 4/ 1/2009 (c)                                                       600,000                           628,500
Charter Communications Operating LLC/
Charter Communications Operating Capital
8.38%, 4/30/2014 (d)                                                       650,000                           667,875

Cable TV
Comcast Cable Communications Holdings I
8.38%, 5/ 1/2007                                                           500,000                           507,385
Comcast Corp
5.67%, 7/14/2009 (c)                                                     3,650,000                         3,656,829
7.05%, 3/15/2033                                                         2,185,000                         2,367,469
COX Communications Inc
5.94%, 12/14/2007 (a)(c)                                                 2,750,000                         2,762,708
4.63%, 1/15/2010                                                           805,000                           786,636
6.75%, 3/15/2011                                                           305,000                           318,994
7.13%, 10/ 1/2012                                                        1,000,000                         1,068,962
4.63%, 6/ 1/2013                                                         1,000,000                           933,469
5.50%, 10/ 1/2015                                                          165,000                           159,470
Echostar DBS Corp
7.00%, 10/ 1/2013 (d)                                                      250,000                           247,813
6.63%, 10/ 1/2014                                                        1,675,000                         1,616,375
Insight Communications Co Inc
12.25%, 2/15/2011                                                          500,000                           527,500
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (b)(d)                                                   450,000                           486,562
                                                                                                          16,736,547

Casino Hotels (0.33%)
Aztar Corp
9.00%, 8/15/2011                                                           500,000                           521,875
Caesars Entertainment Inc
9.38%, 2/15/2007 (b)                                                     2,050,000                         2,065,375
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                         1,060,000                         1,018,091
Mandalay Resort Group
10.25%, 8/ 1/2007                                                        1,020,000                         1,049,325
MGM Mirage
6.75%, 4/ 1/2013                                                           800,000                           776,000
Riviera Holdings Corp
11.00%, 6/15/2010                                                          400,000                           422,000
Station Casinos Inc
7.75%, 8/15/2016 (b)                                                       450,000                           462,375
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (d)                                                      400,000                           408,000
                                                                                                           6,723,041
Cellular Telecommunications (0.77%)
America Movil SA de CV
6.01%, 4/27/2007 (c)                                                     1,700,000                         1,703,740
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011 (d)                                                      450,000                           467,438
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                         1,775,000                         2,003,403
8.75%, 3/ 1/2031                                                           525,000                           687,932
Nextel Communications Inc
5.95%, 3/15/2014                                                         2,925,000                         2,872,210
Rogers Wireless Inc
8.52%, 12/15/2010 (c)                                                    3,000,000                         3,063,750
7.25%, 12/15/2012                                                        1,000,000                         1,050,000
Rural Cellular Corp
8.25%, 3/15/2012                                                           500,000                           514,375
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                        1,395,000                         1,394,701

Cellular Telecommunications
Vodafone Group PLC
5.73%, 6/15/2011 (c)                                                     1,930,000                         1,929,616
                                                                                                          15,687,165
Chemicals - Diversified (0.48%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                           240,000                           239,696
Equistar Chemicals LP/Equistar Funding
Corp
10.63%, 5/ 1/2011                                                        2,015,000                         2,156,050
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                          930,000                           920,476
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(d)                                                    400,000                           385,000
Lyondell Chemical Co
9.50%, 12/15/2008                                                        2,228,000                         2,286,485
10.50%, 6/ 1/2013                                                        1,135,000                         1,248,500
8.25%, 9/15/2016 (b)                                                     1,500,000                         1,545,000
Nova Chemicals Corp
6.50%, 1/15/2012                                                           750,000                           705,000
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (d)                                                      325,000                           334,750
                                                                                                           9,820,957
Chemicals - Plastics (0.02%)
BCI US Finance Corp/Borden 2 Nova
Scotia Finance ULC
11.89%, 7/15/2010 (c)(d)                                                   450,000                           459,000

Chemicals - Specialty (0.20%)
Chemtura Corp
6.88%, 6/ 1/2016                                                           840,000                           821,100
Ferro Corp
9.13%, 1/ 1/2009                                                           550,000                           563,750
Hercules Inc
6.75%, 10/15/2029                                                          400,000                           387,000
MacDermid Inc
9.13%, 7/15/2011                                                           400,000                           418,000
Nalco Co
7.75%, 11/15/2011                                                          550,000                           559,625
NewMarket Corp
8.88%, 5/ 1/2010                                                           450,000                           468,000
OM Group Inc
9.25%, 12/15/2011                                                          400,000                           417,000
Rhodia SA
10.25%, 6/ 1/2010 (b)                                                      475,000                           537,938
                                                                                                           4,172,413
Coal (0.10%)
Alpha Natural Resources LLC/Alpha
Natural Resources Capital Corp
10.00%, 6/ 1/2012 (b)                                                      250,000                           268,750
Massey Energy Co
6.88%, 12/15/2013                                                          600,000                           562,500
Peabody Energy Corp
7.38%, 11/ 1/2016                                                        1,150,000                         1,196,000
                                                                                                           2,027,250
Coatings & Paint (0.02%)
Valspar Corp
6.00%, 5/ 1/2007                                                           465,000                           465,958


Commercial Banks (0.86%)
American Express Centurion Bank
5.41%, 7/19/2007 (c)                                                     2,000,000                         2,001,826
Barclays Bank PLC
5.93%, 12/31/2049 (c)(d)                                                 3,350,000                         3,382,227
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(d)                                                  1,345,000                         1,312,996
Commonwealth Bank of Australia
6.02%, 3/15/2036 (d)                                                     1,700,000                         1,704,282
Glitnir Banki HF
5.53%, 10/15/2008 (c)(d)                                                 1,500,000                         1,496,271
HSBC Holdings PLC
5.25%, 12/12/2012 (b)                                                      300,000                           299,482
KeyBank NA
5.52%, 8/ 8/2007 (c)                                                       750,000                           750,385
5.62%, 11/ 3/2009 (c)                                                    2,000,000                         2,003,836
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                                          220,000                           214,717
Union Planters Bank NA
5.13%, 6/15/2007                                                           310,000                           309,609
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (d)                                                       325,000                           308,999
US Bank NA
6.38%, 8/ 1/2011                                                           275,000                           288,846
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (c)(d)                                                  1,410,000                         1,412,820
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                           385,000                           417,722
Woori Bank
6.13%, 5/ 3/2016 (c)(d)                                                  1,700,000                         1,747,670
                                                                                                          17,651,688
Commercial Services (0.06%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                         1,175,000                         1,180,875

Commercial Services - Finance (0.02%)
Cardtronics Inc
9.25%, 8/15/2013 (b)                                                       425,000                           438,812

Computer Services (0.02%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                           425,000                           440,938

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                           100,000                           103,104

Computers - Memory Devices (0.16%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                          985,000                           972,688
6.80%, 10/ 1/2016 (b)                                                    2,265,000                         2,236,687
                                                                                                           3,209,375
Consumer Products - Miscellaneous (0.15%)
Blyth Inc
5.50%, 11/ 1/2013                                                          400,000                           328,000
Fortune Brands Inc
5.13%, 1/15/2011                                                         2,735,000                         2,684,739
                                                                                                           3,012,739


Containers - Metal & Glass (0.14%)
Ball Corp
6.88%, 12/15/2012                                                          500,000                           505,000
Impress Holdings BV
8.51%, 9/15/2013 (b)(d)                                                    250,000                           251,250
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                         1,319,000                         1,351,975
8.75%, 11/15/2012                                                          750,000                           791,250
                                                                                                           2,899,475
Containers - Paper & Plastic (0.05%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                           350,000                           315,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)(d)                                                   375,000                           388,125
Smurfit-Stone Container Enterprises Inc
8.38%, 7/ 1/2012 (b)                                                       300,000                           292,500
                                                                                                             995,625
Credit Card Asset Backed Securities (2.05%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (c)                                                       600,000                           602,272
Bank One Issuance Trust
3.59%, 5/17/2010                                                         1,000,000                           985,416
5.64%, 3/15/2012 (c)                                                     3,550,000                         3,570,753
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (c)                                                    1,690,000                         1,689,944
Chase Credit Card Master Trust
5.52%, 5/15/2009 (c)                                                     2,250,000                         2,249,993
5.67%, 10/15/2010 (c)                                                    1,550,000                         1,556,890
5.65%, 1/17/2011 (c)                                                     3,100,000                         3,114,545
5.67%, 2/15/2011 (c)                                                     7,500,000                         7,547,040
Citibank Credit Card Issuance Trust
5.72%, 6/25/2009 (c)                                                     3,250,000                         3,253,133
5.54%, 5/20/2011 (c)                                                     2,300,000                         2,307,192
Citibank Credit Card Master Trust I
5.68%, 3/10/2011 (c)                                                     1,875,000                         1,884,193
First USA Credit Card Master Trust
5.68%, 4/18/2011 (c)                                                     3,650,000                         3,668,334
GE Capital Credit Card Master Note Trust
5.62%, 6/15/2010 (c)                                                     2,000,000                         2,002,838
MBNA Credit Card Master Note Trust
5.70%, 10/15/2009 (c)                                                    1,600,000                         1,602,650
5.69%, 1/18/2011 (a)(c)                                                  2,500,000                         2,510,555
Providian Master Note Trust
5.10%, 11/15/2012 (d)                                                    3,350,000                         3,339,716
                                                                                                          41,885,464
Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                        1,500,000                         1,516,381

Data Processing & Management (0.08%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                         1,350,000                         1,360,308
Fidelity National Information Services
4.75%, 9/15/2008                                                           225,000                           217,133
                                                                                                           1,577,441

Dialysis Centers (0.02%)
DaVita Inc
7.25%, 3/15/2015 (b)                                                       400,000                           398,000

Direct Marketing (0.03%)
Visant Corp
7.63%, 10/ 1/2012                                                          620,000                           626,200

Diversified Financial Services (0.35%)
Citigroup Capital II
7.75%, 12/ 1/2036                                                        5,700,000                         5,895,618
General Electric Capital Corp
4.63%, 9/15/2009                                                           285,000                           281,864
4.25%, 12/ 1/2010                                                          735,000                           713,801
6.75%, 3/15/2032                                                           145,000                           167,428
                                                                                                           7,058,711
Diversified Manufacturing Operations (0.15%)
Bombardier Inc
6.75%, 5/ 1/2012 (b)(d)                                                    450,000                           435,375
Carlisle Cos Inc
6.13%, 8/15/2016                                                         2,200,000                         2,246,011
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                           350,000                           374,937
                                                                                                           3,056,323
Diversified Minerals (0.08%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                        1,600,000                         1,560,763

Diversified Operations (0.04%)
Noble Group Ltd
6.63%, 3/17/2015 (d)                                                       850,000                           766,701

Diversified Operations & Commercial
Services (0.02%)
Chemed Corp
8.75%, 2/24/2011                                                           350,000                           361,813

E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                                           375,000                           373,125

Electric - Distribution (0.10%)
Detroit Edison Co
5.70%, 10/ 1/2037                                                        2,170,000                         2,102,511

Electric - Generation (0.27%)
Abu Dhabi National Energy Co
6.50%, 10/27/2036 (d)                                                    2,335,000                         2,439,655
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                       1,707,375                         1,841,831
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (d)                                                       280,000                           273,708
Tenaska Oklahoma
6.53%, 12/30/2014 (d)                                                      444,949                           438,742
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)                                                       494,967                           502,882
                                                                                                           5,496,818

Electric - Integrated (2.79%)
Alabama Power Co
5.59%, 8/25/2009 (c)                                                     1,000,000                         1,003,323
AmerenUE
5.40%, 2/ 1/2016                                                         1,605,000                         1,565,222
5.10%, 10/ 1/2019                                                        1,335,000                         1,240,724
Appalachian Power Co
5.70%, 6/29/2007 (c)                                                     2,500,000                         2,503,372
Arizona Public Service Co
6.50%, 3/ 1/2012                                                         2,640,000                         2,734,628
5.80%, 6/30/2014                                                           555,000                           556,037
6.25%, 8/ 1/2016                                                         1,900,000                         1,940,350
Baltimore Gas & Electric
5.90%, 10/ 1/2016 (b)(d)                                                 1,000,000                         1,015,833
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                           200,000                           203,349
Commonwealth Edison Co
5.95%, 8/15/2016 (b)                                                     1,380,000                         1,396,379
5.90%, 3/15/2036                                                         1,665,000                         1,637,484
Consumers Energy Co
4.25%, 4/15/2008                                                           140,000                           137,709
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                      600,000                           591,984
Dominion Resources Inc/VA
5.66%, 9/28/2007 (c)                                                     1,440,000                         1,440,448
5.69%, 5/15/2008                                                         2,150,000                         2,159,092
8.13%, 6/15/2010                                                         1,075,000                         1,171,158
5.95%, 6/15/2035                                                           855,000                           844,512
DTE Energy Co
6.35%, 6/ 1/2016                                                           725,000                           754,054
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                                         1,500,000                         1,423,903
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                           345,000                           335,142
6.14%, 12/ 8/2008 (c)(d)                                                 1,465,000                         1,467,778
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                          350,000                           350,853
Exelon Corp
4.45%, 6/15/2010 (b)                                                       575,000                           558,744
6.75%, 5/ 1/2011                                                           355,000                           372,343
FirstEnergy Corp
5.50%, 11/15/2006                                                          378,000                           377,995
Georgia Power Co
5.61%, 2/17/2009 (c)                                                     2,650,000                         2,658,512
Indianapolis Power & Light
7.38%, 8/ 1/2007                                                           620,000                           628,077
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                          380,000                           377,574
3.50%, 5/15/2008                                                           975,000                           949,506
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                           600,000                           607,500
Nevada Power Co
6.65%, 4/ 1/2036                                                         1,600,000                         1,685,523
Nisource Finance Corp
3.20%, 11/ 1/2006                                                          565,000                           565,000
Northeast Utilities
3.30%, 6/ 1/2008                                                           460,000                           444,911
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                           50,000                            51,902
5.40%, 8/15/2014                                                           735,000                           723,126
Electric - Integrated
PPL Energy Supply LLC (continued)
6.20%, 5/15/2016                                                         1,785,000                         1,848,839
PSEG Power LLC
3.75%, 4/ 1/2009                                                         2,750,000                         2,652,075
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                           350,000                           339,037
Sierra Pacific Power Co
6.25%, 4/15/2012                                                         3,100,000                         3,176,176
Southern California Edison Co
5.57%, 2/ 2/2009 (a)(c)                                                  1,325,000                         1,326,435
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                        1,000,000                         1,002,706
Tampa Electric Co
6.55%, 5/15/2036                                                           800,000                           862,849
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                                         3,175,000                         3,294,850
7.25%, 1/15/2033                                                           115,000                           131,512
TXU Energy Co LLC
6.13%, 3/15/2008 (b)                                                     3,055,000                         3,082,083
Virginia Electric & Power Co
4.50%, 12/15/2010                                                          325,000                           315,853
5.40%, 1/15/2016                                                         1,535,000                         1,518,666
Xcel Energy Inc
6.50%, 7/ 1/2036                                                           915,000                           977,950
                                                                                                          57,003,078
Electronic Components -
Miscellaneous (0.10%)
Celestica Inc
7.88%, 7/ 1/2011 (b)                                                       350,000                           353,500
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                           500,000                           502,500
Flextronics International Ltd
6.50%, 5/15/2013                                                           500,000                           496,875
Solectron Corp
7.97%, 11/15/2006                                                          700,000                           703,500
                                                                                                           2,056,375
Electronic Components -
Semiconductors (0.09%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                         1,520,000                         1,516,097
Freescale Semiconductor Inc
7.13%, 7/15/2014                                                           400,000                           429,000
                                                                                                           1,945,097
Electronic Connectors (0.07%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                         1,330,000                         1,349,959

Engines - Internal Combustion (0.18%)
Cummins Inc
9.50%, 12/ 1/2010                                                        3,425,000                         3,595,644

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                           740,000                           725,842

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
7.25%, 6/12/2007                                                           180,000                           182,129

Finance - Auto Loans (0.53%)
Ford Motor Credit Co
6.50%, 1/25/2007                                                           605,000                           604,403
5.80%, 1/12/2009                                                         2,175,000                         2,077,473
7.38%, 10/28/2009                                                          200,000                           194,674
10.49%, 6/15/2011 (d)                                                      141,000                           148,395
9.88%, 8/10/2011                                                         1,850,000                         1,911,636
9.82%, 4/15/2012 (c)                                                       375,000                           391,117
GMAC LLC
6.24%, 3/20/2007 (c)                                                     1,730,000                         1,728,671
6.88%, 9/15/2011                                                         1,050,000                         1,057,207
6.75%, 12/ 1/2014                                                        1,500,000                         1,487,154
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (d)                                                     1,150,000                         1,120,603
                                                                                                          10,721,333
Finance - Commercial (0.52%)
Caterpillar Financial Services Corp
5.39%, 7/27/2007 (c)                                                     3,000,000                         3,001,542
5.05%, 12/ 1/2010                                                        1,375,000                         1,371,398
CIT Group Inc
5.60%, 2/15/2007 (c)                                                       875,000                           875,631
5.80%, 7/28/2011                                                         1,850,000                         1,886,101
Textron Financial Corp
5.57%, 11/ 7/2008 (a)(c)                                                 3,500,000                         3,504,525
                                                                                                          10,639,197
Finance - Consumer Loans (1.27%)
American General Finance Corp
3.88%, 10/ 1/2009                                                          400,000                           386,647
5.71%, 8/17/2011 (a)(c)                                                  3,135,000                         3,141,051
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                          650,000                           653,726
HSBC Finance Corp
5.75%, 1/30/2007                                                           700,000                           700,620
4.63%, 1/15/2008 (b)                                                       100,000                            99,327
4.13%, 12/15/2008 (f)                                                      900,000                           882,295
4.13%, 11/16/2009 (f)                                                    1,750,000                         1,697,439
5.70%, 11/16/2009 (c)                                                    3,275,000                         3,292,187
6.38%, 10/15/2011                                                          110,000                           115,424
7.00%, 5/15/2012                                                         2,095,000                         2,267,829
4.75%, 7/15/2013                                                           615,000                           596,621
John Deere Capital Corp
5.46%, 6/ 1/2007 (a)(c)                                                  5,000,000                         5,004,290
SLM Corp
5.54%, 7/26/2010 (a)(c)                                                  7,000,000                         7,000,238
                                                                                                          25,837,694
Finance - Credit Card (0.67%)
Capital One Bank
5.00%, 6/15/2009                                                         2,165,000                         2,153,740
6.50%, 6/13/2013                                                         2,800,000                         2,949,419
5.13%, 2/15/2014                                                           425,000                           418,076
Capital One Capital III
7.69%, 8/15/2036                                                           895,000                           986,951
Capital One Financial Corp
5.67%, 9/10/2009 (a)                                                     3,500,000                         3,509,776
5.70%, 9/15/2011                                                         1,570,000                         1,591,735
4.80%, 2/21/2012                                                           935,000                           904,869
5.50%, 6/ 1/2015                                                           200,000                           198,631

Finance - Credit Card
Capital One Financial Corp (continued)
6.15%, 9/ 1/2016                                                         1,005,000                         1,034,245
                                                                                                          13,747,442

Finance - Investment Banker & Broker (2.65%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                          790,000                           781,671
Citigroup Inc
5.00%, 9/15/2014                                                         2,895,000                         2,827,714
5.30%, 1/ 7/2016                                                         1,400,000                         1,395,009
6.63%, 6/15/2032                                                           705,000                           779,019
5.88%, 2/22/2033                                                           525,000                           528,812
Credit Suisse USA Inc
5.61%, 1/15/2010 (c)                                                     1,500,000                         1,505,835
E*Trade Financial Corp
8.00%, 6/15/2011                                                           500,000                           518,750
Goldman Sachs Group Inc
3.88%, 1/15/2009                                                           640,000                           623,272
6.65%, 5/15/2009                                                            75,000                            77,730
5.70%, 7/23/2009 (b)(c)                                                  2,000,000                         2,013,028
5.59%, 3/ 2/2010 (b)(c)                                                  1,500,000                         1,502,710
5.25%, 10/15/2013                                                        2,690,000                         2,671,794
6.45%, 5/ 1/2036                                                         4,180,000                         4,393,836
Jefferies Group Inc
6.25%, 1/15/2036                                                         4,550,000                         4,418,842
JPMorgan Chase & Co
5.57%, 3/ 9/2009 (c)                                                     2,000,000                         2,006,800
6.75%, 2/ 1/2011                                                           175,000                           185,108
4.75%, 3/ 1/2015 (b)                                                     2,375,000                         2,263,190
5.25%, 5/ 1/2015                                                         4,040,000                         3,980,236
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (c)                                                    3,000,000                         3,012,375
Merrill Lynch & Co Inc
5.73%, 2/ 6/2009 (c)                                                     2,275,000                         2,285,645
5.70%, 2/ 5/2010 (c)                                                     1,500,000                         1,505,431
5.77%, 7/25/2011                                                         2,765,000                         2,829,726
6.22%, 9/15/2026                                                         2,500,000                         2,581,505
Morgan Stanley
5.51%, 1/12/2007 (c)                                                     1,100,000                         1,100,340
5.65%, 1/15/2010 (c)                                                     3,925,000                         3,944,605
6.75%, 4/15/2011                                                           640,000                           677,163
5.30%, 3/ 1/2013                                                           455,000                           455,615
4.75%, 4/ 1/2014                                                         3,255,000                         3,114,420
                                                                                                          53,980,181
Finance - Leasing Company (0.20%)
International Lease Finance Corp
5.77%, 1/15/2010 (c)                                                     2,000,000                         2,014,184
5.63%, 9/20/2013                                                         2,048,000                         2,063,409
                                                                                                           4,077,593
Finance - Mortgage Loan/Banker (3.37%)
Countrywide Financial Corp
5.66%, 12/19/2008 (c)                                                    4,165,000                         4,175,396
6.25%, 5/15/2016 (b)                                                     1,700,000                         1,731,608
Countrywide Home Loans Inc
5.50%, 2/ 1/2007 (b)                                                       255,000                           255,014
5.67%, 11/16/2007 (c)                                                      750,000                           751,760
4.25%, 12/19/2007                                                          240,000                           237,044

Finance - Mortgage Loan/Banker
Fannie Mae
3.70%, 11/ 1/2007                                                        1,870,000                         1,842,489
2.88%, 5/19/2008                                                           825,000                           799,423
5.25%, 1/15/2009 (b)                                                       350,000                           352,584
7.25%, 1/15/2010 (b)                                                       250,000                           267,437
6.00%, 5/15/2011 (b)                                                        75,000                            78,381
5.62%, 2/25/2018 (c)                                                     1,213,131                         1,216,137
5.57%, 11/25/2022 (c)                                                    1,485,804                         1,490,705
5.52%, 1/25/2023 (c)                                                     1,890,303                         1,893,963
6.25%, 5/15/2029                                                         1,000,000                         1,146,450
7.25%, 5/15/2030                                                         9,400,000                        12,113,489
5.62%, 2/25/2032 (c)                                                     2,975,539                         2,984,837
5.57%, 3/25/2035 (c)                                                     1,277,308                         1,278,530
Fannie Mae Whole Loan
5.52%, 5/25/2035 (c)                                                     2,616,664                         2,625,463
Freddie Mac
4.75%, 5/ 6/2013                                                         1,150,000                         1,111,798
4.63%, 5/28/2013                                                           925,000                           893,564
5.62%, 6/15/2018 (c)                                                     1,483,260                         1,487,130
5.77%, 6/15/2023 (c)                                                     1,721,609                         1,737,546
5.72%, 7/15/2023 (a)(c)                                                  3,700,484                         3,709,114
5.67%, 2/15/2030 (c)                                                     1,202,739                         1,206,672
5.67%, 5/15/2030 (c)                                                       986,136                           988,464
6.75%, 3/15/2031                                                         1,303,000                         1,596,727
6.25%, 7/15/2032 (b)                                                     7,550,000                         8,757,743
Residential Capital Corp
6.74%, 6/29/2007 (c)                                                     2,025,000                         2,036,314
7.20%, 4/17/2009 (c)(d)                                                    400,000                           400,895
6.00%, 2/22/2011                                                         6,585,000                         6,604,070
6.50%, 4/17/2013                                                         2,910,000                         2,961,341
                                                                                                          68,732,088
Finance - Other Services (0.13%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                        1,500,000                         1,636,875
American Real Estate Partners LP/
American Real Estate Finance Corp
7.13%, 2/15/2013                                                           480,000                           478,800
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                           550,000                           550,000
                                                                                                           2,665,675
Financial Guarantee Insurance (0.05%)
MGIC Investment Corp
5.63%, 9/15/2011                                                           980,000                           984,381

Food - Miscellaneous/Diversified (0.22%)
Corn Products International Inc
8.45%, 8/15/2009                                                           470,000                           504,715
Kraft Foods Inc
4.63%, 11/ 1/2006                                                        1,525,000                         1,525,000
6.50%, 11/ 1/2031                                                        2,320,000                         2,519,984
                                                                                                           4,549,699
Food - Retail (0.54%)
Delhaize America Inc
8.13%, 4/15/2011                                                         3,555,000                         3,827,551
Safeway Inc
7.00%, 9/15/2007                                                           315,000                           319,411
5.72%, 3/27/2009 (a)(c)                                                  4,450,000                         4,453,960

Food - Retail
Safeway Inc (continued)
5.80%, 8/15/2012                                                         2,350,000                         2,364,596
                                                                                                          10,965,518
Food - Wholesale & Distribution (0.00%)
Sysco International Co
6.10%, 6/ 1/2012 (b)                                                       100,000                           104,137

Gas - Distribution (0.19%)
Sempra Energy
4.75%, 5/15/2009                                                           675,000                           666,419
Southern Union Co
6.15%, 8/16/2008                                                         1,315,000                         1,324,843
7.20%, 11/ 1/2066                                                        1,875,000                         1,893,073
                                                                                                           3,884,335
Home Equity - Other (10.20%)
AAA Trust
5.59%, 2/27/2035 (c)(d)                                                    909,078                           910,125
ACE Securities Corp
5.55%, 3/25/2035 (c)                                                       843,828                           844,259
5.53%, 5/25/2035 (c)                                                     1,115,000                         1,116,386
5.43%, 7/25/2035 (c)                                                     1,327,605                         1,327,776
5.53%, 8/25/2035 (c)                                                     6,050,000                         6,052,033
5.53%, 9/25/2035 (a)(c)                                                  4,875,000                         4,877,018
5.52%, 10/25/2035 (c)                                                    5,100,000                         5,101,780
Asset Backed Funding Certificates
5.58%, 2/25/2035 (c)                                                       807,407                           807,763
5.50%, 6/25/2035 (c)                                                     5,422,411                         5,423,528
5.56%, 7/25/2035 (c)                                                     3,575,000                         3,579,369
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(c)                                                  6,268,224                         6,274,398
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (c)                                                     1,515,000                         1,514,989
5.56%, 2/25/2035 (c)                                                     1,908,708                         1,909,563
5.59%, 9/25/2035 (c)                                                     8,075,000                         8,079,740
5.49%, 8/25/2036 (a)(c)                                                  7,145,000                         7,146,800
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (c)                                                       637,498                           638,324
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (a)(c)                                                13,000,000                        13,019,461
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                     4,000,000                         4,050,368
First NLC Trust
5.65%, 5/25/2035 (c)                                                     1,143,391                         1,143,385
5.55%, 12/25/2035 (a)(c)                                                15,600,000                        15,605,413
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                        2,250,000                         2,255,139
5.81%, 10/25/2036                                                        1,825,000                         1,832,346
Indymac Home Equity Loan Asset-Backed Trust
5.59%, 3/25/2035 (a)(c)                                                  5,595,212                         5,600,091
Indymac Residential Asset Backed Trust
5.56%, 8/25/2035 (c)                                                     3,500,000                         3,504,861
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (a)(c)                                                  8,220,365                         8,241,417
5.56%, 12/25/2035 (c)                                                    2,375,000                         2,377,090
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (c)                                                    16,200,000                        16,263,391
Master Asset Backed Securities Trust
5.55%, 12/25/2034 (c)                                                    1,106,012                         1,106,559
Home Equity - Other
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (c)                                                     2,276,799                         2,277,885
Morgan Stanley ABS Capital I
5.54%, 12/25/2034 (c)                                                    1,709,853                         1,710,894
6.19%, 12/25/2034 (c)                                                    1,500,000                         1,512,390
5.42%, 7/25/2035 (c)                                                       874,134                           874,292
5.57%, 9/25/2035 (c)                                                     5,500,000                         5,509,619
Morgan Stanley Home Equity Loans
5.43%, 8/25/2035 (c)                                                     2,214,984                         2,215,463
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (c)                                                     1,373,478                         1,382,231
5.61%, 3/25/2035 (c)                                                     1,244,106                         1,245,537
5.59%, 7/25/2035 (a)(c)                                                 13,800,000                        13,823,667
Nomura Home Equity Loan Inc
5.44%, 5/25/2035 (c)                                                       915,265                           915,407
5.54%, 5/25/2035 (c)                                                     2,000,000                         2,002,034
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (c)                                                     1,250,000                         1,253,619
6.37%, 5/25/2034 (c)                                                     1,250,000                         1,249,994
5.62%, 11/25/2034 (c)                                                       91,067                            91,105
5.56%, 2/25/2035 (c)                                                     1,279,301                         1,280,857
6.32%, 2/25/2035 (c)                                                       600,000                           605,033
5.54%, 5/25/2035 (c)                                                     3,000,000                         3,003,495
Residential Asset Securities Corp
7.12%, 4/25/2032 (c)                                                        53,391                            53,469
5.76%, 10/25/2033 (c)                                                      303,602                           304,129
5.91%, 12/25/2033 (c)                                                    1,765,071                         1,769,049
6.47%, 3/25/2035 (c)                                                     1,050,000                         1,055,642
5.52%, 5/25/2035 (c)                                                     2,177,434                         2,178,741
5.52%, 6/25/2035 (c)                                                     3,650,698                         3,656,828
5.48%, 7/25/2035 (c)                                                     5,928,000                         5,930,733
5.59%, 7/25/2035 (a)(c)                                                 11,000,000                        11,038,412
Saxon Asset Securities Trust
6.45%, 3/25/2035 (c)                                                     1,800,000                         1,805,033
Soundview Home Equity Loan Trust
5.42%, 7/25/2036 (a)(c)                                                  6,450,000                         6,449,968
Structured Asset Securities Corp
5.54%, 3/25/2035 (c)                                                     1,292,373                         1,292,702
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (c)                                                     1,140,000                         1,140,011
                                                                                                         208,231,611
Home Equity - Sequential (0.05%)
Residential Asset Securities Corp
4.70%, 10/25/2031                                                        1,057,468                         1,047,961

Hotels & Motels (0.05%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                         1,000,000                         1,006,250

Independent Power Producer (0.03%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                           600,000                           606,750

Industrial Automation & Robots (0.10%)
Intermec Inc
7.00%, 3/15/2008                                                         1,950,000                         1,959,750


Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008                                                           235,000                           238,487

Insurance Brokers (0.25%)
AON Corp
8.21%, 1/ 1/2027 (b)                                                     2,640,000                         3,069,103
Marsh & McLennan Cos Inc
5.51%, 7/13/2007 (c)                                                     1,275,000                         1,274,761
5.88%, 8/ 1/2033                                                           855,000                           765,740
                                                                                                           5,109,604
Investment Companies (0.08%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)                                                     1,700,000                         1,667,885

Investment Management & Advisory
Services (0.30%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                        1,860,000                         1,869,021
7.52%, 6/ 1/2066 (b)(c)                                                  2,800,000                         3,044,787
Janus Capital Group Inc
5.88%, 9/15/2011                                                         1,125,000                         1,133,246
                                                                                                           6,047,054
Life & Health Insurance (0.84%)
AmerUs Group Co
5.95%, 8/15/2015                                                           740,000                           758,982
Hartford Life Global Funding Trusts
5.56%, 9/15/2009 (c)                                                     3,475,000                         3,485,884
Lincoln National Corp
5.48%, 4/ 6/2009 (a)(c)                                                  4,200,000                         4,203,394
Pacific Life Global Funding
5.62%, 6/22/2011 (c)(d)                                                  2,500,000                         2,502,758
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                        1,065,000                         1,127,777
Sun Life Financial Global Funding LP
5.62%, 7/ 6/2010 (c)(d)                                                  1,750,000                         1,753,586
Torchmark Corp
6.25%, 12/15/2006                                                          500,000                           500,098
UnumProvident Corp
6.00%, 5/15/2008                                                         2,200,000                         2,215,204
7.38%, 6/15/2032                                                           655,000                           702,827
                                                                                                          17,250,510
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                                           175,000                           174,683

Machinery - Construction & Mining (0.03%)
Terex Corp
9.25%, 7/15/2011                                                           600,000                           630,000

Machinery - Farm (0.04%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                           750,000                           795,938

Machinery - General Industry (0.02%)
Stewart & Stevenson LLC/Stewart &
Stevenson Corp
10.00%, 7/15/2014 (d)                                                      350,000                           354,375


Machinery - Material Handling (0.03%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                          500,000                           521,250

Machinery Tools & Related Products (0.08%)
Kennametal Inc
7.20%, 6/15/2012                                                         1,525,000                         1,617,915

Medical - Drugs (0.32%)
Allergan Inc
5.75%, 4/ 1/2016 (d)                                                     2,090,000                         2,120,202
Biovail Corp
7.88%, 4/ 1/2010                                                           500,000                           501,250
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                                           575,000                           566,058
6.15%, 2/ 1/2036                                                           915,000                           895,461
Wyeth
6.95%, 3/15/2011                                                         2,400,000                         2,557,174
                                                                                                           6,640,145
Medical - HMO (0.25%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                         2,892,000                         2,871,687
WellPoint Inc
5.85%, 1/15/2036                                                         2,275,000                         2,237,244
                                                                                                           5,108,931
Medical - Hospitals (0.20%)
HCA Inc
5.25%, 11/ 6/2008                                                        3,830,000                         3,830,000
Triad Hospitals Inc
7.00%, 11/15/2013                                                          300,000                           291,750
                                                                                                           4,121,750

Medical - Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                         1,950,000                         1,915,633
Cardinal Health Inc
5.64%, 10/ 2/2009 (c)(d)                                                 2,000,000                         1,999,926
                                                                                                           3,915,559
Medical Instruments (0.08%)
Boston Scientific Corp
6.00%, 6/15/2011                                                         1,515,000                         1,530,042
Interactive Health LLC
7.25%, 4/ 1/2011                                                           194,000                           149,380
                                                                                                           1,679,422
Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                                        1,525,000                         1,481,762

Medical Products (0.08%)
Baxter International Inc
5.90%, 9/ 1/2016                                                         1,500,000                         1,547,149

Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                         1,040,000                         1,111,936


Metal - Diversified (0.31%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                                           650,000                           694,688
Falconbridge Ltd
7.35%, 6/ 5/2012                                                           500,000                           539,275
7.25%, 7/15/2012                                                         3,890,000                         4,181,824
5.38%, 6/ 1/2015 (b)                                                       640,000                           615,189
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                                           350,000                           348,250
                                                                                                           6,379,226
Metal Processors & Fabrication (0.01%)
Trimas Corp
9.88%, 6/15/2012                                                           200,000                           188,500

Miscellaneous Manufacturers (0.02%)
Samsonite Corp
8.88%, 6/ 1/2011                                                           450,000                           471,375

Money Center Banks (0.11%)
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(d)                                                 2,350,000                         2,281,838

Mortgage Backed Securities (23.76%)
ACT Depositor Corp
5.62%, 9/22/2041 (c)(d)                                                  6,249,167                         6,233,232
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (c)                                                     1,311,550                         1,315,530
5.60%, 6/25/2035 (a)(c)                                                  7,618,924                         7,631,655
5.09%, 11/25/2035 (c)                                                    1,600,000                         1,597,118
5.60%, 8/25/2036 (a)(c)(e)                                               8,978,876                         9,021,975
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                     3,750,000                         3,842,081
0.06%, 7/10/2043 (c)(d)                                                 160,433,398                        1,933,704
4.67%, 7/10/2043                                                         3,000,000                         2,876,034
4.86%, 7/10/2043                                                         3,000,000                         2,913,723
4.97%, 7/10/2043                                                         1,890,000                         1,823,899
Banc of America Funding Corp
5.41%, 7/20/2036 (c)                                                     1,826,814                         1,823,922
5.61%, 7/20/2036 (a)                                                     4,820,066                         4,820,066
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                       855,000                           827,708
5.10%, 8/25/2035 (c)                                                     2,783,631                         2,787,489
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (c)                                                       783,255                           783,829
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (a)(c)                                                  5,268,655                         5,269,661
Bear Stearns Commercial Mortgage
Securities Inc
5.64%, 6/15/2017 (c)(d)                                                  2,750,000                         2,750,726
0.53%, 5/11/2039 (c)(d)                                                  6,785,708                           133,346
3.24%, 2/11/2041                                                         1,818,325                         1,765,241
Bear Stearns Mortgage Funding Trust
5.54%, 7/25/2036 (a)(c)(e)                                              10,159,855                        10,159,855
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (c)                                                     1,548,359                         1,553,586
5.57%, 5/20/2045 (c)                                                     1,942,342                         1,948,214
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                                             6,957                             6,949
7.32%, 10/15/2032                                                        4,000,000                         4,262,964

Mortgage Backed Securities
Chase Manhattan Bank-First Union
National Bank
7.13%, 8/15/2031                                                            60,673                            60,946
Citigroup/Deutsche Bank Commercial
Mortgage
0.65%, 10/15/2048 (d)                                                   118,700,000                        2,999,957
Commercial Mortgage Pass Through
Certificates
5.05%, 5/10/2043 (c)                                                     2,000,000                         1,969,662
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (c)                                                     2,250,000                         2,249,991
5.54%, 5/25/2035 (c)                                                        54,503                            54,593
5.97%, 7/20/2035 (c)(e)                                                  2,013,740                         2,018,963
5.74%, 12/25/2035 (a)(c)                                                 8,806,315                         8,849,528
5.49%, 6/25/2036 (c)                                                     7,300,000                         7,303,256
5.60%, 6/25/2036 (a)(c)(e)                                               8,440,326                         8,442,546
Countrywide Asset-Backed Certificates
5.61%, 11/25/2035 (c)                                                    2,192,281                         2,193,240
5.59%, 1/25/2036 (c)                                                     6,000,000                         6,009,774
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                            31,573                            31,275
4.59%, 12/19/2033 (c)                                                    1,000,000                           966,072
5.52%, 4/25/2046 (a)(c)                                                  8,529,009                         8,519,482
5.62%, 4/25/2046 (a)(c)(e)                                              14,843,362                        14,847,815
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (c)                                                     5,000,000                         5,217,500
0.59%, 9/15/2039 (d)                                                    78,690,000                         2,540,113
5.51%, 9/15/2039                                                         4,570,000                         4,622,674
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(d)                                                 3,000,000                         3,002,124
1.38%, 3/15/2036 (c)(d)                                                 12,148,120                           341,338
0.46%, 5/15/2036 (c)(d)                                                 13,174,723                           176,199
0.61%, 7/15/2036 (c)(d)                                                 13,175,735                           291,882
5.11%, 7/15/2036                                                         2,450,000                         2,421,181
0.11%, 11/15/2037 (c)(d)                                                23,048,014                           482,741
7.66%, 9/15/2041 (c)                                                       470,000                           502,633
Deutsche ALT-A Securities Inc Alternate
5.50%, 4/25/2036 (c)                                                     8,275,000                         8,287,570
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                                           700,000                           763,598
6.14%, 2/12/2034                                                           150,000                           156,524
GE Capital Commercial Mortgage Corp
0.61%, 3/10/2040 (c)(d)                                                 21,310,500                           434,542
4.98%, 5/10/2043 (c)                                                     5,780,000                         5,662,279
GMAC Commercial Mortgage Securities Inc
0.85%, 3/10/2038 (c)(d)                                                 10,165,584                           289,577
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)                                                     1,323,501                         1,323,961
5.62%, 6/25/2045 (c)                                                     1,190,356                         1,194,454
Greenwich Capital Commercial Funding Corp
0.34%, 6/10/2036 (c)(d)                                                 109,348,844                        1,228,316
5.91%, 7/10/2038 (c)                                                     3,320,000                         3,481,677
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                       38,010,000                         1,743,115
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (a)(c)                                                 4,736,083                         4,734,577
5.58%, 8/25/2046 (a)(c)                                                  5,848,664                         5,859,846
Harborview Mortgage Loan Trust
5.56%, 5/19/2047 (a)(c)(e)                                              13,181,461                        13,192,462
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (c)                                                     5,025,000                         5,026,794

Mortgage Backed Securities
Impac CMB Trust
6.26%, 10/25/2033 (c)                                                      703,367                           703,801
6.32%, 10/25/2033 (c)                                                      610,031                           610,412
5.70%, 1/25/2035 (c)                                                     1,364,844                         1,366,326
5.63%, 4/25/2035 (c)                                                     1,242,891                         1,244,176
5.75%, 4/25/2035 (c)                                                       837,982                           839,846
5.62%, 8/25/2035 (c)                                                     1,310,857                         1,311,859
5.83%, 8/25/2035 (c)                                                     3,631,307                         3,640,113
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (c)                                                    5,450,000                         5,455,466
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (c)                                                     2,343,131                         2,347,995
5.55%, 4/25/2035 (c)                                                     1,337,125                         1,342,127
5.65%, 4/25/2035 (c)                                                       978,010                           982,677
5.58%, 6/25/2035 (a)(c)                                                 11,736,109                        11,762,562
5.62%, 8/25/2035 (c)                                                     1,843,355                         1,851,739
JP Morgan Chase Commercial Mortgage Securities
0.54%, 10/12/2035 (c)(d)                                                24,901,336                           920,478
5.13%, 9/12/2037 (c)                                                     1,300,000                         1,270,593
0.35%, 10/12/2037 (c)(d)                                                42,766,672                         1,818,482
1.12%, 1/12/2039 (c)(d)                                                 10,607,294                           376,601
0.09%, 1/15/2042 (c)(d)                                                 25,573,174                           464,153
4.78%, 7/15/2042                                                         4,170,000                         4,013,975
5.59%, 5/12/2045 (c)                                                     2,765,000                         2,814,864
5.44%, 5/15/2045 (c)                                                     4,825,000                         4,857,458
5.62%, 5/15/2045                                                         1,350,000                         1,354,949
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (c)                                                    6,750,000                         6,737,803
5.34%, 4/25/2036 (c)                                                     3,761,986                         3,757,468
5.85%, 6/25/2036 (c)                                                     7,292,922                         7,296,699
6.00%, 6/25/2036 (c)                                                     2,000,200                         2,005,220
5.98%, 8/25/2036 (c)(e)                                                  8,600,000                         8,779,396
6.00%, 8/25/2036 (c)(e)                                                  3,999,800                         4,011,719
5.58%, 10/25/2036 (e)                                                    9,612,000                         9,604,118
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                                           490,000                           487,850
6.37%, 12/15/2028                                                          400,000                           419,434
5.74%, 6/15/2032                                                         3,667,997                         3,734,058
0.59%, 3/15/2034 (c)(d)                                                  3,532,932                            47,175
0.27%, 3/15/2036 (c)(d)                                                  7,230,958                           206,191
1.15%, 3/15/2036 (c)(d)                                                  6,415,333                           207,876
0.69%, 8/15/2036 (c)(d)                                                 10,275,316                           229,191
5.90%, 6/15/2038 (c)                                                     2,675,000                         2,809,480
5.41%, 9/15/2039 (c)                                                     1,200,000                         1,206,402
0.13%, 7/15/2040 (d)                                                    73,106,871                         1,583,641
Luminent Mortgage Trust
5.51%, 5/25/2046 (a)(c)                                                  4,491,816                         4,485,586
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (c)                                                     1,559,701                         1,559,636
5.67%, 8/25/2036 (c)                                                       545,029                           547,092
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                         4,170,000                         4,311,067
5.66%, 5/12/2039 (c)                                                     5,115,000                         5,275,594
0.53%, 2/12/2042 (c)                                                    27,566,247                           411,812
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                     2,570,000                         2,587,525
Morgan Stanley Capital I
7.11%, 4/15/2033                                                           100,000                           104,516
1.02%, 1/13/2041 (c)(d)                                                  6,692,010                           250,335
Mortgage Backed Securities
Morgan Stanley Capital I (continued)
5.55%, 5/24/2043 (c)(d)(e)                                               4,600,000                         4,600,000
5.70%, 8/25/2046 (a)(c)(e)                                               5,500,000                         5,500,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                            27,088                            27,844
6.20%, 7/15/2033                                                           150,181                           151,077
0.73%, 4/15/2034 (c)(d)                                                  2,908,626                            50,872
Nationslink Funding Corp
7.23%, 6/20/2031                                                           106,719                           109,275
 Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (c)                                                     1,218,433                         1,220,459
Sequoia Mortgage Trust
5.88%, 2/20/2034 (a)(c)                                                  5,517,433                         5,523,017
5.55%, 2/20/2035 (c)                                                     1,274,268                         1,273,726
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                     1,135,000                         1,140,888
5.55%, 12/25/2035 (c)                                                    2,500,000                         2,501,362
5.55%, 3/25/2036 (c)                                                     2,700,000                         2,704,431
5.43%, 6/25/2036 (c)                                                     1,234,039                         1,234,264
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (c)                                                     2,300,000                         2,254,478
6.02%, 8/25/2034 (c)                                                     2,411,081                         2,436,164
5.57%, 3/25/2035 (c)                                                     1,734,958                         1,735,352
5.25%, 12/25/2035                                                        2,720,579                         2,697,549
5.25%, 2/25/2036 (c)                                                     3,693,827                         3,671,350
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (c)                                                     1,330,696                         1,334,710
5.63%, 9/25/2045 (c)                                                     1,943,594                         1,951,965
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                     5,000,000                         5,012,310
Thornburg Mortgage Securities Trust
5.59%, 10/25/2035 (c)                                                    4,054,388                         4,057,770
5.64%, 6/25/2044 (c)                                                     5,803,819                         5,810,076
Wachovia Bank Commercial Mortgage Trust
5.55%, 1/15/2018 (a)(c)(d)                                               5,581,489                         5,581,707
0.15%, 11/15/2035 (d)                                                   67,206,349                           773,276
0.44%, 10/15/2041 (c)(d)                                                58,179,026                         1,002,366
0.27%, 3/15/2042 (c)(d)                                                 99,192,847                         1,199,837
4.94%, 4/15/2042                                                         5,535,000                         5,401,645
5.06%, 10/15/2044                                                        3,491,175                         3,481,556
5.69%, 3/15/2045                                                         1,569,000                         1,597,360
5.80%, 7/15/2045                                                         5,000,000                         5,163,885
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                                     2,875,001                         2,782,400
Washington Mutual Inc
5.64%, 12/25/2027 (a)(c)                                                 7,673,224                         7,676,209
3.97%, 3/25/2033                                                           590,923                           579,681
3.80%, 6/25/2034 (c)                                                     1,345,000                         1,298,401
4.67%, 5/25/2035 (c)                                                       945,000                           928,703
6.10%, 9/25/2036 (e)                                                     2,115,682                         2,122,955
5.79%, 7/25/2044 (c)                                                     1,293,379                         1,302,857
5.63%, 1/25/2045 (c)                                                     1,094,482                         1,101,526
5.69%, 1/25/2045 (a)(c)                                                  2,064,590                         2,081,635
5.72%, 1/25/2045 (c)                                                    11,450,000                        11,540,730
5.85%, 1/25/2045 (c)                                                     2,468,206                         2,476,529
5.55%, 4/25/2045 (c)                                                       828,706                           831,037
5.59%, 4/25/2045 (c)                                                       828,706                           831,577
5.61%, 7/25/2045 (c)                                                     1,897,270                         1,904,412
5.57%, 11/25/2045 (c)                                                    4,995,282                         5,022,621
Mortgage Backed Securities
Washington Mutual Inc (continued)
5.70%, 11/25/2045 (a)(c)(e)                                             11,650,000                        11,683,221
5.55%, 8/25/2046 (a)(e)                                                  2,500,000                         2,500,000
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                     3,347,730                         3,301,025
4.98%, 10/25/2035 (c)                                                    2,062,718                         2,043,462
                                                                                                         484,794,372
Multi-Line Insurance (0.54%)
ACE Ltd
6.00%, 4/ 1/2007                                                         1,450,000                         1,452,510
CNA Financial Corp
6.00%, 8/15/2011                                                         1,875,000                         1,913,302
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                        1,190,000                         1,191,491
5.95%, 10/15/2036                                                          850,000                           864,291
ING Groep NV
5.78%, 12/ 8/2035                                                        2,835,000                         2,822,350
Metlife Inc
5.25%, 12/ 1/2006                                                        1,200,000                         1,199,758
Metropolitan Life Global Funding I
5.54%, 3/17/2009 (c)(d)                                                  1,625,000                         1,626,703
                                                                                                          11,070,405
Multimedia (0.84%)
CanWest Media Inc
8.00%, 9/15/2012                                                           650,000                           657,313
News America Inc
6.63%, 1/ 9/2008                                                         1,875,000                         1,902,139
4.75%, 3/15/2010                                                           160,000                           157,642
6.20%, 12/15/2034                                                          955,000                           932,581
6.40%, 12/15/2035 (b)                                                      955,000                           957,581
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                         3,150,000                         3,718,087
Time Warner Inc
6.15%, 5/ 1/2007 (a)                                                     2,320,000                         2,328,391
Viacom Inc
5.74%, 6/16/2009                                                           975,000                           975,113
5.75%, 4/30/2011                                                         1,020,000                         1,021,270
Walt Disney Co
5.38%, 6/ 1/2007                                                           520,000                           520,313
5.49%, 9/10/2009 (a)(c)                                                  3,950,000                         3,952,611
                                                                                                          17,123,041
Music (0.02%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                           350,000                           342,125

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (b)(d)                                                    850,000                           945,424

Non-Ferrous Metals (0.08%)
Corp Nacional del Cobre de Chile - CODELCO
6.15%, 10/24/2036 (d)                                                    1,370,000                         1,404,194
PNA Group Inc
10.75%, 9/ 1/2016 (d)                                                      325,000                           334,750
                                                                                                           1,738,944

Non-Hazardous Waste Disposal (0.34%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                         1,271,000                         1,352,026
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                                           375,000                           393,750
Oakmont Asset Trust
4.51%, 12/22/2008 (d)                                                    1,600,000                         1,563,181
Waste Management Inc
5.00%, 3/15/2014                                                            10,000                             9,670
7.75%, 5/15/2032                                                         2,700,000                         3,236,871
WCA Waste Corp
9.25%, 6/15/2014 (b)(d)                                                    350,000                           362,250
                                                                                                           6,917,748
Office Automation & Equipment (0.11%)
Xerox Corp
6.40%, 3/15/2016                                                           775,000                           776,938
6.75%, 2/ 1/2017 (b)                                                     1,500,000                         1,526,250
                                                                                                           2,303,188
Office Furnishings - Original (0.06%)
Steelcase Inc
6.50%, 8/15/2011                                                         1,290,000                         1,312,548

Oil - Field Services (0.50%)
BJ Services Co
5.57%, 6/ 1/2008 (c)                                                     3,875,000                         3,874,787
Halliburton Co
5.50%, 10/15/2010                                                        1,655,000                         1,666,502
Hanover Compressor Co
8.63%, 12/15/2010                                                          400,000                           416,000
Hanover Equipment Trust
8.50%, 9/ 1/2008 (c)                                                       803,000                           813,037
Smith International Inc
6.00%, 6/15/2016                                                         1,775,000                         1,817,831
Weatherford International Ltd
6.50%, 8/ 1/2036                                                         1,500,000                         1,539,930
                                                                                                          10,128,087
Oil & Gas Drilling (0.15%)
Transocean Inc
5.59%, 9/ 5/2008 (a)(c)                                                  2,975,000                         2,975,723

Oil Company - Exploration & Production (1.45%)
Alberta Energy Co Ltd
7.38%, 11/ 1/2031                                                          650,000                           740,967
Anadarko Petroleum Corp
5.79%, 9/15/2009 (c)                                                     2,950,000                         2,954,254
6.45%, 9/15/2036 (b)                                                     2,485,000                         2,575,740
Callon Petroleum Co
9.75%, 12/ 8/2010                                                          300,000                           308,250
Canadian Natural Resources Ltd
6.50%, 2/15/2037 (b)                                                     1,885,000                         1,935,463
Chesapeake Energy Corp
7.63%, 7/15/2013                                                           650,000                           673,563
7.50%, 9/15/2013                                                         1,750,000                         1,791,562
7.75%, 1/15/2015                                                           200,000                           206,000
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013 (b)                                                      475,000                           450,062
EnCana Corp
6.30%, 11/ 1/2011                                                          175,000                           181,597

Oil Company - Exploration & Production
Energy Partners Ltd
8.75%, 8/ 1/2010                                                           300,000                           312,000
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (d)                                                    2,000,000                         2,145,000
Newfield Exploration Co
7.45%, 10/15/2007                                                        2,850,000                         2,878,500
Nexen Inc
5.05%, 11/20/2013                                                        4,860,000                         4,696,908
7.88%, 3/15/2032                                                           225,000                           268,912
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (b)                                                    1,170,000                         1,287,000
7.38%, 12/15/2014 (b)                                                      150,000                           164,625
Swift Energy Co
9.38%, 5/ 1/2012 (b)                                                       600,000                           631,500
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                         1,470,000                         1,548,911
XTO Energy Inc
7.50%, 4/15/2012                                                           190,000                           207,670
6.25%, 4/15/2013                                                           235,000                           243,504
5.65%, 4/ 1/2016                                                         1,145,000                         1,138,341
6.10%, 4/ 1/2036 (b)                                                     2,200,000                         2,199,853
                                                                                                          29,540,182
Oil Company - Integrated (0.41%)
ConocoPhillips Holding Co
6.95%, 4/15/2029                                                           100,000                           115,437
Husky Energy Inc
6.25%, 6/15/2012                                                         1,125,000                         1,148,453
6.15%, 6/15/2019                                                           700,000                           711,746
Occidental Petroleum Corp
4.00%, 11/30/2007                                                          460,000                           453,931
Petrobras International Finance Co
9.13%, 2/ 1/2007                                                           325,000                           330,200
8.38%, 12/10/2018                                                          600,000                           703,500
Petro-Canada
5.95%, 5/15/2035                                                         2,230,000                         2,149,996
Petronas Capital Ltd
7.88%, 5/22/2022 (d)                                                       545,000                           669,368
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                                         1,964,000                         2,047,093
                                                                                                           8,329,724
Oil Field Machinery & Equipment (0.05%)
Cameron International Corp
2.65%, 4/15/2007                                                           940,000                           927,838

Oil Refining & Marketing (0.59%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                        1,095,000                         1,079,027
6.38%, 2/ 1/2013                                                           775,000                           800,941
5.75%, 3/ 1/2035                                                           945,000                           869,650
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                         4,010,000                         4,230,570
6.75%, 2/ 1/2011                                                         1,675,000                         1,749,908
Tesoro Corp
6.25%, 11/ 1/2012 (d)                                                    3,415,000                         3,329,625
                                                                                                          12,059,721

Paper & Related Products (0.09%)
Bowater Inc
8.39%, 3/15/2010 (b)(c)                                                  1,200,000                         1,212,000
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                           205,000                           197,318
Neenah Paper Inc
7.38%, 11/15/2014 (b)                                                      400,000                           380,000
                                                                                                           1,789,318
Pharmacy Services (0.23%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                         3,085,000                         3,351,674
Omnicare Inc
6.75%, 12/15/2013                                                          250,000                           245,000
6.88%, 12/15/2015 (b)                                                    1,100,000                         1,078,000
                                                                                                           4,674,674
Physician Practice Management (0.04%)
US Oncology Inc
9.00%, 8/15/2012                                                           600,000                           621,750
10.75%, 8/15/2014                                                          150,000                           165,000
                                                                                                             786,750
Pipelines (1.49%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                           540,000                           525,131
Buckeye Partners LP
4.63%, 7/15/2013                                                         1,185,000                         1,110,314
5.30%, 10/15/2014                                                          150,000                           145,191
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                           250,000                           239,212
Duke Capital LLC
4.33%, 11/16/2006 (a)                                                    1,925,000                         1,924,161
El Paso Corp
7.63%, 8/16/2007                                                         1,850,000                         1,873,125
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                           388,000                           375,773
5.95%, 6/ 1/2033                                                         2,000,000                         1,868,724
Energy Transfer Partners LP
6.63%, 10/15/2036                                                          780,000                           801,149
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                           525,000                           489,563
Kinder Morgan Finance Co ULC
5.35%, 1/ 5/2011                                                           700,000                           683,663
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                         3,442,000                         3,467,553
National Fuel Gas Co
5.25%, 3/ 1/2013                                                           350,000                           343,761
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                          895,000                           898,356
8.13%, 3/ 1/2010                                                         1,210,000                         1,252,350
ONEOK Partners LP
5.90%, 4/ 1/2012                                                         1,950,000                         1,977,959
6.65%, 10/ 1/2036                                                        1,780,000                         1,831,593
Pacific Energy
6.25%, 9/15/2015                                                         2,600,000                         2,557,750
Plains All American Pipeline LP
6.70%, 5/15/2036 (b)(d)                                                  1,700,000                         1,762,614
Southern Natural Gas Co
6.70%, 10/ 1/2007                                                          675,000                           678,168
8.88%, 3/15/2010                                                         1,610,000                         1,691,294

Pipelines
TEPPCO Partners LP
7.63%, 2/15/2012                                                         2,875,000                         3,090,993
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                           335,000                           333,769
Williams Cos Inc
5.94%, 2/16/2007                                                           400,000                           400,000
                                                                                                          30,322,166
Poultry (0.03%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                           500,000                           523,750

Printing - Commercial (0.06%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                           500,000                           483,750
Sheridan Group Inc/The
10.25%, 8/15/2011                                                          650,000                           663,000
                                                                                                           1,146,750
Private Corrections (0.01%)
Corrections Corp of America
6.75%, 1/31/2014                                                           300,000                           299,250

Property & Casualty Insurance (0.27%)
Ace INA Holdings Inc
6.70%, 5/15/2036                                                         1,000,000                         1,086,011
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                         1,525,000                         1,696,392
Crum & Forster Holdings Corp
10.38%, 6/15/2013 (b)                                                      500,000                           518,750
Markel Corp
6.80%, 2/15/2013                                                         1,000,000                         1,042,413
7.35%, 8/15/2034                                                           135,000                           145,798
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                                         1,125,000                         1,126,794
                                                                                                           5,616,158
Publishing - Newspapers (0.02%)
Block Communications Inc
8.25%, 12/15/2015 (d)                                                      350,000                           344,750

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                        1,000,000                         1,051,250
12.13%, 11/15/2012                                                       1,000,000                         1,112,500
                                                                                                           2,163,750
Quarrying (0.02%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (c)(g)                                                    450,000                           426,375

Real Estate Magagement & Services (0.14%)
EOP Operating LP
5.88%, 1/15/2013                                                         1,085,000                         1,104,516
4.75%, 3/15/2014                                                         1,855,000                         1,765,823
                                                                                                           2,870,339
Real Estate Operator & Developer (0.24%)
Duke Realty LP
5.63%, 8/15/2011                                                           740,000                           746,271

Real Estate Operator & Developer
First Industrial LP
7.00%, 12/ 1/2006 (a)                                                    4,055,000                         4,059,744
                                                                                                           4,806,015
Recreational Centers (0.03%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                          625,000                           650,000

Regional Banks (0.71%)
Bank of America NA
6.00%, 10/15/2036 (b)                                                    2,000,000                         2,062,326
Fifth Third Bancorp
3.38%, 8/15/2008                                                           350,000                           339,289
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                        1,000,000                         1,041,422
Keycorp
5.42%, 5/26/2009 (a)(c)                                                  3,000,000                         2,999,586
PNC Funding Corp
5.25%, 11/15/2015                                                          775,000                           764,018
SunTrust Preferred Capital I
5.85%, 12/31/2049                                                        1,350,000                         1,360,870
Wachovia Corp
5.63%, 12/15/2008 (b)                                                      865,000                           872,155
6.38%, 2/ 1/2009                                                           365,000                           372,980
Wells Fargo & Co
5.13%, 2/15/2007                                                           610,000                           609,455
5.42%, 9/28/2007 (c)                                                     1,160,000                         1,161,038
3.12%, 8/15/2008                                                           465,000                           448,594
4.00%, 9/10/2012 (c)                                                     2,500,000                         2,464,718
                                                                                                          14,496,451
Reinsurance (0.33%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                         1,750,000                         1,816,157
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                         2,200,000                         2,302,819
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                        2,695,000                         2,674,098
                                                                                                           6,793,074
REITS - Apartments (0.11%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                         1,785,000                         1,800,465
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                           395,000                           408,518
                                                                                                           2,208,983
REITS - Diversified (0.50%)
iStar Financial Inc
6.64%, 3/12/2007 (c)                                                     2,050,000                         2,058,237
5.73%, 9/15/2009 (c)(d)                                                  2,425,000                         2,425,313
5.65%, 9/15/2011                                                         2,000,000                         2,004,376
5.15%, 3/ 1/2012                                                         1,230,000                         1,201,759
5.95%, 10/15/2013 (d)                                                    2,460,000                         2,476,804
                                                                                                          10,166,489
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (a)(c)                                                  2,000,000                         1,996,828
National Health Investors Inc
7.30%, 7/16/2007                                                           250,000                           249,670

REITS - Healthcare
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                           585,000                           601,159
                                                                                                           2,847,657
REITS - Hotels (0.12%)
Hospitality Properties Trust
5.13%, 2/15/2015                                                           825,000                           786,745
6.30%, 6/15/2016                                                         1,600,000                         1,637,650
                                                                                                           2,424,395
REITS - Mortgage (0.02%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                           325,000                           320,125

REITS - Office Property (0.34%)
Brandywine Operating Partnership LP/PA
5.82%, 4/ 1/2009 (c)                                                     1,950,000                         1,952,562
5.63%, 12/15/2010                                                        2,100,000                         2,114,026
HRPT Properties Trust
5.99%, 3/16/2011 (c)                                                     2,820,000                         2,824,450
                                                                                                           6,891,038
REITS - Regional Malls (0.38%)
Simon Property Group LP
6.38%, 11/15/2007                                                        3,750,000                         3,781,901
4.60%, 6/15/2010                                                           375,000                           367,190
5.60%, 9/ 1/2011                                                         2,075,000                         2,098,047
5.75%, 5/ 1/2012                                                         1,500,000                         1,526,091
                                                                                                           7,773,229
REITS - Shopping Centers (0.16%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                        2,340,000                         2,328,087
Federal Realty Investment Trust
6.20%, 1/15/2017                                                           930,000                           964,891
                                                                                                           3,292,978
REITS - Warehouse & Industrial (0.24%)
Prologis
5.65%, 8/24/2009 (c)                                                     4,800,000                         4,804,066

Rental - Auto & Equipment (0.29%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc
7.63%, 5/15/2014 (b)(d)                                                    300,000                           293,250
Erac USA Finance Co
5.63%, 4/30/2009 (a)(d)                                                  3,200,000                         3,205,226
5.65%, 8/28/2009 (c)(d)                                                  1,900,000                         1,902,510
United Rentals North America Inc
6.50%, 2/15/2012                                                           600,000                           585,000
                                                                                                           5,985,986
Retail - Automobile (0.04%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                                           500,000                           517,500
Group 1 Automotive Inc
8.25%, 8/15/2013                                                           250,000                           257,188
                                                                                                             774,688
Retail - Discount (0.02%)
Target Corp
5.38%, 6/15/2009                                                            80,000                            80,714

Retail - Discount
Target Corp (continued)
5.88%, 3/ 1/2012                                                           280,000                           289,068
                                                                                                             369,782
Retail - Drug Store (0.16%)
CVS Corp
5.75%, 8/15/2011                                                         2,640,000                         2,680,471
Rite Aid Corp
8.13%, 5/ 1/2010                                                           650,000                           656,500
                                                                                                           3,336,971
Retail - Propane Distribution (0.07%)
Amerigas Partners LP
7.25%, 5/20/2015                                                           550,000                           548,625
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                          500,000                           483,750
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013 (b)                                                      400,000                           385,000
                                                                                                           1,417,375
Retail - Regional Department Store (0.13%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                          700,000                           707,426
8.13%, 4/ 1/2027                                                         1,918,000                         1,980,532
                                                                                                           2,687,958
Retail - Restaurants (0.10%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                          225,000                           214,875
Yum! Brands Inc
8.88%, 4/15/2011                                                         1,560,000                         1,764,602
                                                                                                           1,979,477
Rubber - Tires (0.12%)
Goodyear Tire & Rubber Co/The
6.63%, 12/ 1/2006 (b)                                                    2,500,000                         2,500,000

Satellite Telecommunications (0.21%)
Intelsat Corp
6.38%, 1/15/2008                                                         3,750,000                         3,740,625
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                                       600,000                           611,250
                                                                                                           4,351,875
Savings & Loans - Thrifts (0.37%)
Washington Mutual Bank/Henderson NV
5.65%, 8/15/2014                                                         2,450,000                         2,455,314
6.75%, 5/20/2036                                                         1,250,000                         1,353,331
Washington Mutual Inc
5.67%, 1/15/2010 (c)                                                     3,750,000                         3,764,573
                                                                                                           7,573,218
Schools (0.02%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (d)                                                       500,000                           473,750

Sovereign (0.41%)
Chile Government International Bond
5.78%, 1/28/2008 (c)                                                     1,000,000                         1,002,000
Colombia Government International Bond
8.25%, 12/22/2014                                                          750,000                           841,500
Mexico Government International Bond
6.07%, 1/13/2009 (c)                                                     1,135,000                         1,146,918
Sovereign
Mexico Government International Bond (continued)
8.38%, 1/14/2011                                                         1,750,000                         1,958,250
8.00%, 9/24/2022 (b)                                                     1,390,000                         1,685,375
8.30%, 8/15/2031                                                           750,000                           953,625
South Africa Government International Bond
6.50%, 6/ 2/2014                                                           765,000                           803,250
                                                                                                           8,390,918
Special Purpose Banks (0.04%)
Korea Development Bank
4.25%, 11/13/2007                                                           25,000                            24,722
5.77%, 10/20/2009 (c)                                                      760,000                           764,808
                                                                                                             789,530
Special Purpose Entity (1.34%)
ABX Financing Co
5.75%, 10/15/2016 (d)                                                    2,175,000                         2,165,687
6.35%, 10/15/2036 (d)                                                    2,570,000                         2,559,895
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)                                                    3,090,000                         3,205,711
5.20%, 8/15/2015 (d)                                                     3,000,000                         2,875,212
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (c)(g)                                                   280,000                           235,200
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
10.12%, 7/15/2010 (c)                                                      250,000                           255,000
9.75%, 11/15/2014 (d)(h)                                                   250,000                           249,375
Interactive Health LLC
John Hancock Global Funding II
5.54%, 4/ 3/2009 (c)(d)                                                  2,550,000                         2,556,520
MBIA Global Funding LLC
5.32%, 2/20/2007 (c)(d)                                                  3,000,000                         3,000,150
Premium Asset Trust/GEFA
5.38%, 8/12/2007 (c)(d)                                                  2,175,000                         2,176,129
Pricoa Global Funding I
5.57%, 12/22/2006 (c)(d)                                                 3,750,000                         3,751,343
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(d)                                                  1,700,000                         1,775,694
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (d)                                                     2,500,000                         2,482,680
                                                                                                          27,288,596
Specified Purpose Acquisition (0.02%)
Basell AF SCA
8.38%, 8/15/2015 (b)(d)                                                    354,000                           359,310

Steel - Producers (0.09%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                           100,000                           112,000
United States Steel Corp
10.75%, 8/ 1/2008                                                        1,640,000                         1,767,100
                                                                                                           1,879,100
Storage & Warehousing (0.02%)
Mobile Services Group Inc
9.75%, 8/ 1/2014 (d)                                                       500,000                           518,125

Supranational Bank (0.06%)
Corp Andina de Fomento
5.73%, 1/26/2007 (c)                                                     1,165,000                         1,167,451


Telecommunication Services (0.42%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                       2,825,000                         2,923,875
Mastec Inc
7.75%, 2/ 1/2008 (b)                                                     1,875,000                         1,875,000
TELUS Corp
7.50%, 6/ 1/2007                                                         1,860,000                         1,881,310
Time Warner Telecom Holdings Inc
9.41%, 2/15/2011                                                           600,000                           612,000
Verizon Global Funding Corp
5.54%, 8/15/2007 (c)                                                     1,300,000                         1,300,909
                                                                                                           8,593,094
Telephone - Integrated (1.12%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                    1,850,000                         2,013,418
British Telecommunications PLC
8.38%, 12/15/2010                                                        3,000,000                         3,369,402
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (c)                                                     3,175,000                         3,176,105
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                     3,390,000                         3,723,830
KT Corp
4.88%, 7/15/2015 (d)                                                       700,000                           666,386
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                           350,000                           347,375
Telecom Italia Capital SA
5.97%, 2/ 1/2011 (c)                                                       845,000                           839,254
5.98%, 7/18/2011 (c)                                                     2,175,000                         2,170,056
Telefonica Emisiones SAU
5.69%, 6/19/2009 (c)                                                     2,200,000                         2,201,813
5.98%, 6/20/2011                                                         1,415,000                         1,445,564
7.05%, 6/20/2036                                                           800,000                           861,347
Telefonica Europe BV
7.75%, 9/15/2010                                                           760,000                           822,385
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                          765,000                           750,709
Verizon Communications Inc
5.35%, 2/15/2011                                                           455,000                           457,587
                                                                                                          22,845,231
Television (0.02%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                           380,000                           392,274

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                           455,000                           456,761

Theaters (0.02%)
AMC Entertainment Inc
9.65%, 8/15/2010 (c)                                                       500,000                           516,250

Tobacco (0.12%)
Reynolds American Inc
7.25%, 6/ 1/2013 (d)                                                     2,275,000                         2,366,828


Transport - Equipment & Leasing (0.01%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                                           300,000                           303,750

Transport - Rail (0.20%)
Burlington Northern Santa Fe Corp
6.20%, 8/15/2036                                                         2,250,000                         2,366,775
CSX Corp
4.88%, 11/ 1/2009                                                        1,425,000                         1,409,584
Union Pacific Corp
4.70%, 1/ 2/2024                                                           185,853                           177,577
6.63%, 2/ 1/2029                                                            45,000                            49,512
                                                                                                           4,003,448
Transport - Services (0.07%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                                           400,000                           382,000
FedEx Corp
3.50%, 4/ 1/2009                                                           260,000                           249,859
Ryder System Inc
5.95%, 5/ 2/2011                                                           795,000                           809,715
                                                                                                           1,441,574
Travel Services (0.02%)
Travelport Inc
9.88%, 9/ 1/2014 (d)                                                       450,000                           443,813

Venture Capital (0.01%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                           250,000                           241,250

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                          350,000                           340,375

Wire & Cable Products (0.02%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                           450,000                           460,125
TOTAL BONDS                                                                                $           1,758,989,354

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (51.78%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.03%)
5.00%, 11/ 1/2021 (i)                                                    8,750,000                         8,610,543
5.50%, 11/ 1/2021 (i)                                                    3,000,000                         3,000,936
4.50%, 12/ 1/2021 (i)                                                    4,000,000                         3,862,500
5.00%, 11/ 1/2036 (i)                                                   34,475,000                        33,300,713
5.50%, 11/ 1/2036 (i)                                                   72,355,000                        71,541,006
6.00%, 11/ 1/2036 (i)                                                   36,115,000                        36,351,987
6.50%, 11/ 1/2036 (i)                                                   26,955,000                        27,477,253
5.50%, 12/ 1/2036 (i)                                                    7,500,000                         7,410,938
6.00%, 12/ 1/2036 (i)                                                    2,500,000                         2,514,845
5.50%, 4/ 1/2009                                                            30,519                            30,635
5.50%, 8/ 1/2009                                                            88,130                            88,467
4.50%, 12/ 1/2009                                                          831,683                           819,386
4.50%, 4/ 1/2011                                                         3,098,504                         3,042,074
7.00%, 8/ 1/2016                                                            21,823                            22,385
6.50%, 6/ 1/2017                                                           723,177                           738,654
6.00%, 7/ 1/2017                                                           281,926                           286,206
5.50%, 3/ 1/2018                                                           527,417                           528,856
5.50%, 4/ 1/2018                                                         4,531,647                         4,544,956
5.00%, 5/ 1/2018                                                         4,127,526                         4,072,775
Federal Home Loan Mortgage Corporation (FHLMC)
5.00%, 10/ 1/2018                                                        2,477,960                         2,445,090
5.50%, 12/ 1/2018                                                           10,617                            10,650
5.00%, 1/ 1/2019                                                         3,931,469                         3,879,007
6.00%, 3/ 1/2022                                                           686,973                           697,829
6.00%, 7/ 1/2023                                                         2,235,521                         2,269,210
5.50%, 6/ 1/2024                                                         3,457,475                         3,449,858
5.00%, 2/ 1/2026                                                        12,823,541                        12,513,365
6.00%, 6/ 1/2028                                                            43,021                            43,555
6.00%, 1/ 1/2029                                                            16,135                            16,335
6.50%, 3/ 1/2029                                                            83,656                            85,962
6.50%, 5/ 1/2029                                                           109,107                           112,050
7.00%, 12/ 1/2029                                                           64,812                            67,003
7.00%, 6/ 1/2030                                                            35,043                            36,181
7.50%, 9/ 1/2030                                                            28,679                            29,864
8.00%, 9/ 1/2030                                                           131,427                           138,240
8.00%, 11/ 1/2030                                                            1,076                             1,131
7.00%, 12/ 1/2030                                                           61,736                            63,741
7.50%, 12/ 1/2030                                                            3,371                             3,511
7.50%, 1/ 1/2031                                                            73,997                            77,055
6.00%, 3/ 1/2031                                                           105,750                           106,847
7.50%, 3/ 1/2031                                                            25,509                            26,563
6.00%, 4/ 1/2031                                                            22,399                            22,631
6.50%, 4/ 1/2031                                                            62,209                            63,792
6.50%, 6/ 1/2031                                                             4,343                             4,453
7.00%, 6/ 1/2031                                                             1,937                             1,998
6.50%, 9/ 1/2031                                                            63,477                            65,093
7.00%, 9/ 1/2031                                                            15,727                            16,238
6.00%, 12/ 1/2031                                                          634,161                           640,742
6.00%, 2/ 1/2032                                                            13,422                            13,561
6.50%, 2/ 1/2032                                                            87,439                            89,636
7.50%, 2/ 1/2032                                                            35,121                            36,539
7.00%, 4/ 1/2032                                                           189,060                           195,198
6.50%, 5/ 1/2032                                                           140,128                           143,613
6.00%, 12/ 1/2032                                                          597,662                           603,480
6.00%, 2/ 1/2033                                                           717,608                           724,049
5.50%, 4/ 1/2033                                                         1,083,118                         1,074,189
5.50%, 5/ 1/2033                                                         1,197,560                         1,187,687
5.50%, 10/ 1/2033                                                        1,085,839                         1,076,888
5.50%, 12/ 1/2033                                                        4,718,627                         4,679,727
6.00%, 12/ 1/2033                                                        1,089,423                         1,099,201
5.50%, 9/ 1/2034                                                         3,670,972                         3,636,989
6.50%, 10/ 1/2035                                                          580,884                           592,403
6.00%, 8/ 1/2036                                                         2,064,109                         2,078,178
5.08%, 7/ 1/2034 (c)                                                       403,554                           395,677
5.59%, 6/ 1/2035 (c)                                                     5,448,255                         5,494,397
4.69%, 8/ 1/2035 (c)                                                     1,947,490                         1,902,006
5.03%, 9/ 1/2035                                                         5,635,334                         5,614,444
                                                                                                         265,770,971
Federal National Mortgage Association (FNMA) (15.40%)
5.00%, 11/ 1/2021 (i)                                                   22,600,000                        22,253,949
5.50%, 11/ 1/2021 (i)                                                   12,000,000                        12,011,256
6.00%, 11/ 1/2021 (i)                                                    9,250,000                         9,391,636
5.00%, 11/ 1/2036 (i)                                                   82,300,000                        79,445,178
5.50%, 11/ 1/2036 (i)                                                   83,000,000                        82,014,375
6.00%, 11/ 1/2036 (i)                                                   63,330,000                        63,706,054
6.50%, 11/ 1/2036 (i)                                                    1,005,000                         1,024,157
6.00%, 5/ 1/2009                                                           102,701                           102,881
6.00%, 7/ 1/2009                                                           266,051                           266,701

Federal National Mortgage Association (FNMA)
5.00%, 3/ 1/2010                                                           639,177                           636,969
6.50%, 4/ 1/2010                                                            22,699                            23,005
6.50%, 1/ 1/2011                                                            47,777                            48,080
6.50%, 2/ 1/2011                                                           140,598                           143,107
6.50%, 3/ 1/2011                                                           196,449                           199,689
6.50%, 7/ 1/2016                                                            22,787                            23,282
6.50%, 2/ 1/2017                                                            97,817                            99,942
6.50%, 3/ 1/2017                                                            40,795                            41,667
6.50%, 4/ 1/2017                                                            24,840                            25,371
6.50%, 8/ 1/2017                                                           688,816                           703,534
5.00%, 9/ 1/2017                                                         1,151,123                         1,136,581
5.50%, 9/ 1/2017                                                           219,459                           220,187
5.50%, 10/ 1/2017                                                          471,717                           473,282
5.00%, 3/ 1/2018                                                         1,689,361                         1,667,603
6.50%, 5/ 1/2022                                                            51,700                            53,162
5.50%, 2/ 1/2023                                                           846,345                           844,538
6.00%, 2/ 1/2023                                                           258,717                           262,627
5.50%, 6/ 1/2023                                                         3,250,511                         3,243,571
5.50%, 7/ 1/2023                                                            51,544                            51,434
7.00%, 8/ 1/2029                                                            12,784                            13,226
7.00%, 9/ 1/2031                                                            37,707                            38,939
6.50%, 12/ 1/2031                                                           40,071                            41,075
6.50%, 2/ 1/2032                                                           110,598                           113,318
7.00%, 2/ 1/2032                                                            84,089                            86,783
7.00%, 3/ 1/2032                                                           242,041                           249,944
6.50%, 4/ 1/2032                                                            32,145                            32,929
6.00%, 5/ 1/2032                                                            87,548                            88,340
6.50%, 6/ 1/2032                                                            17,775                            18,208
6.50%, 8/ 1/2032                                                           177,954                           182,298
7.50%, 8/ 1/2032                                                           122,106                           126,994
4.63%, 12/ 1/2032 (c)                                                    1,993,109                         1,996,573
5.50%, 7/ 1/2033                                                         1,758,204                         1,742,180
5.50%, 9/ 1/2033                                                         2,484,433                         2,461,789
4.23%, 6/ 1/2034 (c)                                                     1,083,370                         1,062,525
4.37%, 7/ 1/2034 (c)                                                       639,299                           629,146
4.30%, 12/ 1/2034 (c)                                                    1,787,152                         1,755,548
4.61%, 3/ 1/2035 (c)                                                     1,820,697                         1,801,599
5.09%, 8/ 1/2035                                                         2,180,189                         2,167,233
5.72%, 2/ 1/2036 (c)                                                     1,208,563                         1,207,427
6.60%, 3/ 1/2036 (a)(c)                                                 11,661,339                        12,062,688
6.00%, 5/ 1/2036                                                         1,435,454                         1,444,340
5.79%, 6/ 1/2036 (c)(e)                                                    607,256                           607,825
6.00%, 7/ 1/2036                                                         3,370,936                         3,391,806
6.50%, 8/ 1/2036                                                           798,152                           813,569
                                                                                                         314,250,120
Government National Mortgage Association (GNMA) (2.41%)
5.00%, 11/ 1/2036 (i)                                                   19,525,000                        19,036,875
5.50%, 11/ 1/2036 (i)                                                   20,350,000                        20,260,969
7.00%, 4/15/2031                                                             1,938                             2,004
7.00%, 6/15/2031                                                            88,965                            92,043
7.00%, 7/15/2031                                                            16,516                            17,084
6.00%, 8/15/2031                                                           130,827                           132,862
6.00%, 1/15/2032                                                            33,630                            34,148
6.00%, 2/15/2032                                                           500,104                           507,801
7.00%, 6/15/2032                                                           460,458                           476,238
6.50%, 10/15/2032                                                          161,433                           166,230
6.50%, 12/15/2032                                                        1,361,995                         1,402,468
6.00%, 2/15/2033                                                           230,930                           234,391

Government National Mortgage Association (GNMA)
6.00%, 12/15/2033                                                          325,266                           330,142
5.00%, 6/15/2034                                                           403,601                           393,932
6.50%, 3/20/2028                                                            58,502                            60,145
6.00%, 7/20/2028                                                           303,239                           307,285
6.00%, 11/20/2028                                                          283,322                           287,103
6.00%, 1/20/2029                                                           304,104                           308,107
6.50%, 5/20/2029                                                            46,418                            47,700
6.00%, 7/20/2029                                                            74,824                            75,809
7.50%, 10/20/2030                                                            2,770                             2,877
8.00%, 1/20/2031                                                            29,414                            31,064
6.50%, 2/20/2032                                                            26,855                            27,569
6.00%, 11/20/2033                                                        3,745,287                         3,789,736
5.50%, 5/20/2035                                                         1,060,185                         1,052,726
                                                                                                          49,077,308
U.S. Treasury (19.87%)
3.50%, 11/15/2006 (b)                                                   50,000,000                        49,964,850
4.50%, 2/15/2009 (b)                                                    15,000,000                        14,949,030
3.63%, 7/15/2009 (b)                                                    32,250,000                        31,445,008
4.88%, 8/15/2009 (b)                                                    60,361,200                        60,752,582
3.50%, 2/15/2010 (b)                                                    22,500,000                        21,753,810
5.00%, 2/15/2011 (b)                                                    27,250,000                        27,742,843
4.88%, 2/15/2012 (b)                                                    17,550,000                        17,812,566
4.38%, 8/15/2012 (b)                                                    19,750,000                        19,570,236
3.88%, 2/15/2013 (b)                                                     8,400,000                         8,080,733
4.25%, 8/15/2013 (b)                                                    11,100,000                        10,884,937
4.00%, 2/15/2014 (b)                                                     6,300,000                         6,069,162
4.75%, 5/15/2014 (b)                                                    15,000,000                        15,150,000
4.25%, 11/15/2014 (b)                                                   18,675,000                        18,242,412
7.50%, 11/15/2016 (b)                                                   17,510,000                        21,488,062
8.13%, 8/15/2019 (b)                                                     9,350,000                        12,352,229
6.25%, 8/15/2023 (b)                                                    15,000,000                        17,456,250
6.00%, 2/15/2026 (b)                                                    13,400,000                        15,378,590
6.75%, 8/15/2026 (b)                                                     3,000,000                         3,735,468
6.13%, 8/15/2029                                                            25,000                            29,604
6.25%, 5/15/2030 (b)                                                    27,055,000                        32,668,912
                                                                                                         405,527,284
U.S. Treasury Inflation-Indexed Obligations (1.07%)
3.88%, 1/15/2009 (b)                                                     1,864,935                         1,904,638
4.25%, 1/15/2010 (b)                                                     2,545,032                         2,671,886
3.50%, 1/15/2011 (b)                                                     6,824,221                         7,098,520
2.00%, 1/15/2014 (b)                                                    10,455,757                        10,190,683
                                                                                                          21,865,727
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                      $           1,056,491,410
SHORT TERM INVESTMENTS (6.67%)
Certificate of Deposit (0.25%)
Washington Mutual Bank
5.44%, 2/28/2007 (a)                                                     5,000,000                         5,002,315

Commercial Paper (6.42%)
American Express Credit
5.25%, 11/ 3/2006                                                       41,170,000                        41,158,061
Countrywide Financial Corp
5.35%, 11/ 1/2006 (a)                                                    6,000,000                         6,000,000
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                       83,932,859                        83,932,859
                                                                                                         131,090,920
TOTAL SHORT TERM INVESTMENTS                                                               $             136,093,235
MONEY MARKET FUNDS (1.91%)
Money Center Banks (1.91%)
BNY Institutional Cash Reserve Fund (a)                                 39,073,000                        39,073,000
TOTAL MONEY MARKET FUNDS                                                                   $              39,073,000
Total Investments                                                                          $           2,990,646,999
Liabilities in Excess of Other Assets, Net - (46.57)%                                                  (950,221,017)
TOTAL NET ASSETS - 100.00%                                                                 $           2,040,425,982


(a)  Security was purchased with the cash proceeds from securities loans.

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Variable Rate

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $157,603,416 or 7.72% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $108,387,850 or 5.31% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $300,793 or 0.01% of net assets.

(g)  Non-Income Producing Security

(h)  Security   purchased  on  a  when-issued  basis.  See  Notes  to  Financial
     Statements.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $              15,719,046
Unrealized Depreciation                                      (11,674,981)
Net Unrealized Appreciation (Depreciation)                      4,044,065
Cost for federal income tax purposes                        2,986,602,935


                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                                                                        Unrealized
                                                                                                           Notional   Appreciation/
Description                                                                                                 Amount    (Depreciation)
Sell protection for CDX NA IG 6 Index and receive quarterly 3.45% from Deutsche Bank. Expires June 2011  $40,000,000 $    785,731
(e)



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                        Unrealized
                                                                                                           Notional   Appreciation/
Description                                                                                                 Amount    (Depreciation)
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay monthly a floating rate
based on                                                                                                 $42,060,622 $    299,473
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to a 6.50% 30 year Federal Home Loan Mortgage Corporation Obligation and
pay monthly a floating rate based on 1-month LIBOR less 14 basis points with Merrill Lynch.  Expires      15,290,397       66,708
December 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires November 2006.                   40,000,000       58,663


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR with Morgan Stanley.  Expires November 2006.                                       35,000,000       51,933




                          SCHEDULE OF FUTURES CONTRACTS
                                                                    Current       Unrealized
                                   Number of       Original          Market     Appreciation/
Type                               Contracts         Value           Value      (Depreciation)
Buy:
90 Day Euro Dollar; December 2006     320         $75,691,600  $75,708,000      $16,400
90 Day Euro Dollar; June 2008         229          54,401,813   54,539,213      137,400
U.S. 10 Year Note; December 2006      251          26,845,228   27,162,906      317,678
Sell:
90 Day Euro Dollar; June 2007         229          54,284,450   54,358,875     (74,425)
90 Day Euro Dollar; March 2007        320          75,752,000   75,824,000     (72,000)

Portfolio Summary (unaudited)
Sector                                              Percent
Mortgage Securities                                     55.42%
Financial                                               24.37%
Government                                              22.88%
Asset Backed Securities                                 19.90%
Energy                                                   4.72%
Consumer, Non-cyclical                                   4.61%
Communications                                           4.44%
Utilities                                                3.39%
Industrial                                               2.63%
Consumer, Cyclical                                       2.12%
Basic Materials                                          1.57%
Technology                                               0.47%
Diversified                                              0.05%
Liabilities in Excess of Other Assets, Net           (-46.57%)
TOTAL NET ASSETS                                       100.00%

Other Assets Summary (unaudited)
Asset Type                                           Percent
Credit Default Swaps                                   0.04%
Futures                                               14.09%
Total Return Swaps                                     0.02%


Schedule of Investments
October 31, 2006
Disciplined LargeCap Blend Fund
                                                              Shares
                                                               Held                                  Value
                                                            ------------ -------------------- ---------------------
COMMON STOCKS (99.92%)
Advertising Agencies (0.52%)
Omnicom Group Inc (a)                                            55,946                    $             5,675,722
                                                                                              ---------------------

Aerospace & Defense (1.66%)
Boeing Co                                                        21,292                                  1,700,379
General Dynamics Corp                                            84,390                                  6,000,129
Lockheed Martin Corp                                             78,782                                  6,848,519
Rockwell Collins Inc                                             64,370                                  3,738,610
                                                                                              ---------------------
                                                                                                        18,287,637
                                                                                              ---------------------
Aerospace & Defense Equipment (0.84%)
United Technologies Corp                                        140,725                                  9,248,447
                                                                                              ---------------------

Agricultural Operations (0.47%)
Archer-Daniels-Midland Co                                       133,001                                  5,120,538
                                                                                              ---------------------

Airlines (0.20%)
Continental Airlines Inc (a)(b)                                  60,560                                  2,233,453
                                                                                              ---------------------

Apparel Manufacturers (0.68%)
Coach Inc (a)(b)                                                124,951                                  4,953,057
VF Corp                                                          33,281                                  2,529,689
                                                                                              ---------------------
                                                                                                         7,482,746
                                                                                              ---------------------
Applications Software (2.42%)
Citrix Systems Inc (b)                                          107,332                                  3,169,514
Microsoft Corp                                                  814,279                                 23,377,950
                                                                                              ---------------------
                                                                                                        26,547,464
                                                                                              ---------------------
Athletic Footwear (0.33%)
Nike Inc (a)                                                     39,472                                  3,626,687
                                                                                              ---------------------

Beverages - Non-Alcoholic (2.22%)
Coca-Cola Co/The                                                253,003                                 11,820,300
PepsiCo Inc                                                     198,602                                 12,599,311
                                                                                              ---------------------
                                                                                                        24,419,611
                                                                                              ---------------------
Beverages - Wine & Spirits (0.29%)
Brown-Forman Corp                                                43,490                                  3,139,543
                                                                                              ---------------------

Brewery (0.06%)
Anheuser-Busch Cos Inc                                           14,070                                    667,199
                                                                                              ---------------------

Cable TV (0.70%)
Comcast Corp (a)(b)                                             121,340                                  4,934,898
DIRECTV Group Inc/The (a)(b)                                    124,550                                  2,774,974
                                                                                              ---------------------
                                                                                                         7,709,872
                                                                                              ---------------------
Chemicals - Specialty (0.22%)
Albemarle Corp                                                   37,490                                  2,437,975
                                                                                              ---------------------

Commercial Banks (0.97%)
Colonial BancGroup Inc/The                                       80,080                                  1,909,107
Compass Bancshares Inc (a)                                       53,118                                  2,988,419

Commercial Banks
Regions Financial Corp                                          152,390                                  5,783,200
                                                                                              ---------------------
                                                                                                        10,680,726
                                                                                              ---------------------
Commercial Services (0.21%)
Alliance Data Systems Corp (a)(b)                                38,364                                  2,329,462
                                                                                              ---------------------

Computers (3.12%)
Apple Computer Inc (a)(b)                                       124,771                                 10,116,433
Dell Inc (a)(b)                                                  23,820                                    579,540
Hewlett-Packard Co                                              353,969                                 13,712,759
International Business Machines Corp                            107,072                                  9,885,958
                                                                                              ---------------------
                                                                                                        34,294,690
                                                                                              ---------------------
Computers - Integrated Systems (0.36%)
NCR Corp (a)(b)                                                  95,721                                  3,974,336
                                                                                              ---------------------

Computers - Memory Devices (0.34%)
Network Appliance Inc (a)(b)                                    101,420                                  3,701,830
                                                                                              ---------------------

Computers - Peripheral Equipment (0.25%)
Lexmark International Inc (b)                                    43,096                                  2,740,475
                                                                                              ---------------------

Containers - Paper & Plastic (0.21%)
Bemis Co                                                         68,750                                  2,311,375
                                                                                              ---------------------

Cosmetics & Toiletries (2.34%)
Colgate-Palmolive Co                                             93,232                                  5,964,051
Procter & Gamble Co                                             310,756                                 19,698,823
                                                                                              ---------------------
                                                                                                        25,662,874
                                                                                              ---------------------
Data Processing & Management (0.22%)
Global Payments Inc                                              55,269                                  2,415,808
                                                                                              ---------------------

Diversified Manufacturing Operations (5.38%)
3M Co                                                             7,266                                    572,851
Carlisle Cos Inc                                                 18,600                                  1,556,634
Cooper Industries Ltd                                            36,725                                  3,285,051
Danaher Corp (a)                                                 37,232                                  2,672,141
Dover Corp                                                       87,907                                  4,175,583
General Electric Co                                             858,467                                 30,140,776
Honeywell International Inc                                     134,293                                  5,656,421
ITT Corp                                                         51,107                                  2,779,710
Parker Hannifin Corp                                             58,828                                  4,919,786
Textron Inc                                                      37,140                                  3,377,140
                                                                                              ---------------------
                                                                                                        59,136,093
                                                                                              ---------------------
Electric - Generation (0.25%)
AES Corp/The (a)(b)                                             125,660                                  2,763,263
                                                                                              ---------------------

Electric - Integrated (2.88%)
Allegheny Energy Inc (b)                                        132,715                                  5,710,726
Exelon Corp                                                      89,210                                  5,529,236
FirstEnergy Corp                                                116,156                                  6,835,781
OGE Energy Corp (a)                                              71,925                                  2,774,866
PPL Corp                                                         96,917                                  3,345,575
TXU Corp                                                        118,297                                  7,468,090
                                                                                              ---------------------
                                                                                                        31,664,274
                                                                                              ---------------------

Electric Products - Miscellaneous (0.46%)
Emerson Electric Co                                              59,662                                  5,035,473
                                                                                              ---------------------

Electronic Components - Semiconductors (2.21%)
Freescale Semiconductor Inc - B Shares (b)                      112,020                                  4,405,746
Intel Corp                                                      355,623                                  7,588,995
MEMC Electronic Materials Inc (b)                                64,672                                  2,295,856
Nvidia Corp (b)                                                 164,756                                  5,745,042
QLogic Corp (b)                                                 134,570                                  2,769,451
Texas Instruments Inc                                            49,546                                  1,495,298
                                                                                              ---------------------
                                                                                                        24,300,388
                                                                                              ---------------------
Engines - Internal Combustion (0.24%)
Cummins Inc                                                      21,020                                  2,669,120
                                                                                              ---------------------

Enterprise Software & Services (1.53%)
BEA Systems Inc (b)                                             180,050                                  2,929,414
BMC Software Inc (b)                                             99,700                                  3,021,907
Oracle Corp (a)(b)                                              585,696                                 10,817,805
                                                                                              ---------------------
                                                                                                        16,769,126
                                                                                              ---------------------
Fiduciary Banks (0.39%)
State Street Corp                                                67,367                                  4,326,982
                                                                                              ---------------------

Finance - Credit Card (0.22%)
American Express Co                                              41,767                                  2,414,550
                                                                                              ---------------------

Finance - Investment Banker & Broker (7.05%)
Bear Stearns Cos Inc/The                                         40,302                                  6,099,708
Citigroup Inc                                                   367,636                                 18,440,622
E*Trade Financial Corp (b)                                      123,750                                  2,880,900
Goldman Sachs Group Inc                                          53,717                                 10,194,950
JPMorgan Chase & Co                                             358,735                                 17,018,388
Lehman Brothers Holdings Inc                                    115,214                                  8,968,258
Merrill Lynch & Co Inc                                           54,329                                  4,749,441
Morgan Stanley                                                  118,510                                  9,057,719
                                                                                              ---------------------
                                                                                                        77,409,986
                                                                                              ---------------------
Finance - Mortgage Loan/Banker (0.18%)
IndyMac Bancorp Inc (a)                                          43,990                                  1,999,345
                                                                                              ---------------------

Financial Guarantee Insurance (0.44%)
PMI Group Inc/The                                                58,860                                  2,510,379
Radian Group Inc (a)                                             43,828                                  2,336,032
                                                                                              ---------------------
                                                                                                         4,846,411
                                                                                              ---------------------
Health Care Cost Containment (0.35%)
McKesson Corp                                                    77,300                                  3,871,957
                                                                                              ---------------------

Home Decoration Products (0.27%)
Newell Rubbermaid Inc                                           101,248                                  2,913,917
                                                                                              ---------------------

Hotels & Motels (0.32%)
Starwood Hotels & Resorts Worldwide Inc                          58,970                                  3,522,868
                                                                                              ---------------------

Independent Power Producer (0.31%)
Dynegy Inc (b)                                                  562,880                                  3,422,310
                                                                                              ---------------------


Industrial Gases (0.28%)
Praxair Inc                                                      51,690                                  3,114,322
                                                                                              ---------------------

Instruments - Scientific (0.25%)
Applera Corp - Applied Biosystems Group                          72,970                                  2,721,781
                                                                                              ---------------------

Investment Management & Advisory Services (0.68%)
Ameriprise Financial Inc                                         64,610                                  3,327,415
Franklin Resources Inc                                           35,930                                  4,094,583
                                                                                              ---------------------
                                                                                                         7,421,998
                                                                                              ---------------------
Life & Health Insurance (1.43%)
Cigna Corp                                                       33,170                                  3,880,227
Lincoln National Corp                                            83,762                                  5,302,972
Prudential Financial Inc                                         84,167                                  6,474,967
                                                                                              ---------------------
                                                                                                        15,658,166
                                                                                              ---------------------
Machinery - Construction & Mining (0.66%)
Caterpillar Inc                                                 119,676                                  7,265,530
                                                                                              ---------------------

Medical - Biomedical/Gene (0.51%)
Amgen Inc (b)                                                    74,433                                  5,650,209
                                                                                              ---------------------

Medical - Drugs (5.17%)
Abbott Laboratories                                             166,889                                  7,928,896
Eli Lilly & Co                                                   20,096                                  1,125,577
Merck & Co Inc                                                  304,454                                 13,828,301
Pfizer Inc                                                      590,079                                 15,725,605
Schering-Plough Corp                                            337,756                                  7,477,918
Wyeth                                                           209,024                                 10,666,495
                                                                                              ---------------------
                                                                                                        56,752,792
                                                                                              ---------------------
Medical - Generic Drugs (0.23%)
Barr Pharmaceuticals Inc (b)                                     49,260                                  2,579,746
                                                                                              ---------------------

Medical - HMO (1.69%)
Humana Inc (b)                                                   63,210                                  3,792,600
UnitedHealth Group Inc                                          159,616                                  7,786,068
WellPoint Inc (a)(b)                                             91,905                                  7,014,190
                                                                                              ---------------------
                                                                                                        18,592,858
                                                                                              ---------------------
Medical - Wholesale Drug Distribution (0.27%)
AmerisourceBergen Corp (a)                                       61,678                                  2,911,202
                                                                                              ---------------------

Medical Products (2.66%)
Baxter International Inc                                        121,182                                  5,570,737
Becton Dickinson & Co                                            59,274                                  4,150,958
Johnson & Johnson                                               288,722                                 19,459,863
                                                                                              ---------------------
                                                                                                        29,181,558
                                                                                              ---------------------
Metal - Copper (0.49%)
Phelps Dodge Corp                                                53,331                                  5,353,366
                                                                                              ---------------------

Metal - Diversified (0.29%)
Freeport-McMoRan Copper & Gold Inc                               53,279                                  3,222,314
                                                                                              ---------------------

Metal Processors & Fabrication (0.22%)
Precision Castparts Corp                                         36,041                                  2,452,950
                                                                                              ---------------------


Motorcycle/Motor Scooter (0.39%)
Harley-Davidson Inc (a)                                          61,793                                  4,240,854
                                                                                              ---------------------

Multi-Line Insurance (3.39%)
Allstate Corp/The                                               119,324                                  7,321,721
American International Group Inc                                182,475                                 12,256,846
Assurant Inc (a)                                                 37,373                                  1,968,062
Hartford Financial Services Group Inc                            79,810                                  6,957,038
Metlife Inc                                                     153,697                                  8,780,709
                                                                                              ---------------------
                                                                                                        37,284,376
                                                                                              ---------------------
Multimedia (1.64%)
McGraw-Hill Cos Inc/The                                          86,530                                  5,552,630
News Corp                                                        58,274                                  1,215,013
Time Warner Inc (a)                                              62,080                                  1,242,221
Viacom Inc (b)                                                    7,225                                    281,197
Walt Disney Co                                                  307,738                                  9,681,437
                                                                                              ---------------------
                                                                                                        17,972,498
                                                                                              ---------------------
Networking Products (1.63%)
Cisco Systems Inc (b)                                           740,895                                 17,877,796
                                                                                              ---------------------

Office Supplies & Forms (0.30%)
Avery Dennison Corp                                              52,050                                  3,286,437
                                                                                              ---------------------

Oil - Field Services (1.47%)
Baker Hughes Inc                                                  7,140                                    493,017
Halliburton Co (a)                                               15,352                                    496,637
Helix Energy Solutions Group Inc (a)(b)                          56,300                                  1,818,490
Schlumberger Ltd (a)                                            167,722                                 10,579,904
Smith International Inc                                          70,045                                  2,765,377
                                                                                              ---------------------
                                                                                                        16,153,425
                                                                                              ---------------------
Oil & Gas Drilling (0.25%)
Noble Corp                                                       39,628                                  2,777,923
                                                                                              ---------------------

Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp                                          93,640                                  4,346,769
XTO Energy Inc (a)                                              104,700                                  4,885,302
                                                                                              ---------------------
                                                                                                         9,232,071
                                                                                              ---------------------
Oil Company - Integrated (6.16%)
Chevron Corp                                                    140,142                                  9,417,542
ConocoPhillips                                                  116,987                                  7,047,297
Exxon Mobil Corp                                                553,814                                 39,553,396
Marathon Oil Corp                                                76,771                                  6,633,014
Occidental Petroleum Corp                                       106,624                                  5,004,931
                                                                                              ---------------------
                                                                                                        67,656,180
                                                                                              ---------------------
Oil Field Machinery & Equipment (0.66%)
Cameron International Corp (a)(b)                                48,058                                  2,407,706
Grant Prideco Inc (b)                                            50,861                                  1,921,020
National Oilwell Varco Inc (a)(b)                                48,076                                  2,903,790
                                                                                              ---------------------
                                                                                                         7,232,516
                                                                                              ---------------------
Paper & Related Products (0.26%)
Temple-Inland Inc                                                73,355                                  2,893,121
                                                                                              ---------------------

Pharmacy Services (1.06%)
Caremark Rx Inc                                                  97,588                                  4,804,257
Express Scripts Inc (b)                                          32,570                                  2,075,361

Pharmacy Services
Medco Health Solutions Inc (a)(b)                                88,500                                  4,734,750
                                                                                              ---------------------
                                                                                                        11,614,368
                                                                                              ---------------------
Property & Casualty Insurance (1.04%)
Chubb Corp                                                      113,790                                  6,047,939
Safeco Corp                                                      57,290                                  3,333,705
WR Berkley Corp                                                  56,470                                  2,081,484
                                                                                              ---------------------
                                                                                                        11,463,128
                                                                                              ---------------------
Regional Banks (5.63%)
Bank of America Corp                                            494,968                                 26,663,926
Keycorp                                                         156,570                                  5,815,010
National City Corp                                              130,640                                  4,866,340
US Bancorp                                                      293,367                                  9,927,539
Wachovia Corp                                                   117,388                                  6,515,034
Wells Fargo & Co                                                222,126                                  8,060,953
                                                                                              ---------------------
                                                                                                        61,848,802
                                                                                              ---------------------
REITS - Office Property (0.55%)
Boston Properties Inc (a)                                        56,200                                  6,003,846
                                                                                              ---------------------

REITS - Regional Malls (0.40%)
Simon Property Group Inc (a)                                     45,208                                  4,389,697
                                                                                              ---------------------

Retail - Apparel & Shoe (0.81%)
Ltd Brands Inc (a)                                              119,750                                  3,529,033
Nordstrom Inc (a)                                               112,324                                  5,318,541
                                                                                              ---------------------
                                                                                                         8,847,574
                                                                                              ---------------------
Retail - Building Products (0.19%)
Home Depot Inc (a)                                               54,729                                  2,043,034
                                                                                              ---------------------

Retail - Discount (1.15%)
Big Lots Inc (a)(b)                                             131,540                                  2,772,863
Family Dollar Stores Inc (a)                                     90,870                                  2,676,122
Target Corp                                                       7,985                                    472,552
Wal-Mart Stores Inc                                             137,293                                  6,765,799
                                                                                              ---------------------
                                                                                                        12,687,336
                                                                                              ---------------------
Retail - Drug Store (1.22%)
CVS Corp                                                        179,230                                  5,624,238
Walgreen Co                                                     178,571                                  7,799,981
                                                                                              ---------------------
                                                                                                        13,424,219
                                                                                              ---------------------
Retail - Major Department Store (0.51%)
JC Penney Co Inc                                                 74,354                                  5,593,651
                                                                                              ---------------------

Retail - Office Supplies (0.94%)
Office Depot Inc (b)                                             59,383                                  2,493,492
OfficeMax Inc (a)                                                75,290                                  3,582,298
Staples Inc (a)                                                 163,599                                  4,219,219
                                                                                              ---------------------
                                                                                                        10,295,009
                                                                                              ---------------------
Retail - Regional Department Store (0.86%)
Federated Department Stores Inc                                 112,680                                  4,947,779
Kohl's Corp (a)(b)                                               63,800                                  4,504,280
                                                                                              ---------------------
                                                                                                         9,452,059
                                                                                              ---------------------
Retail - Restaurants (1.35%)
McDonald's Corp                                                 226,989                                  9,515,379
Starbucks Corp (a)(b)                                           140,888                                  5,318,522
                                                                                              ---------------------
                                                                                                        14,833,901
                                                                                              ---------------------

Semiconductor Component - Integrated Circuits (0.17%)
Atmel Corp (b)                                                  325,960                                  1,874,270
                                                                                              ---------------------

Semiconductor Equipment (0.23%)
Lam Research Corp (a)(b)                                         51,732                                  2,558,147
                                                                                              ---------------------

Steel - Producers (1.14%)
Carpenter Technology Corp                                        22,940                                  2,454,351
Nucor Corp (a)                                                  116,952                                  6,831,166
United States Steel Corp                                         47,544                                  3,213,974
                                                                                              ---------------------
                                                                                                        12,499,491
                                                                                              ---------------------
Telecommunication Equipment (0.16%)
Harris Corp                                                      42,456                                  1,808,626
                                                                                              ---------------------

Telecommunication Services (0.23%)
Amdocs Ltd (b)                                                   65,282                                  2,530,330
                                                                                              ---------------------

Telephone - Integrated (3.66%)
AT&T Inc (a)                                                    397,802                                 13,624,718
BellSouth Corp                                                  235,600                                 10,625,560
Citizens Communications Co (a)                                  313,310                                  4,593,125
Qwest Communications International Inc (a)(b)                   587,830                                  5,072,973
Verizon Communications Inc                                      170,938                                  6,324,706
                                                                                              ---------------------
                                                                                                        40,241,082
                                                                                              ---------------------
Therapeutics (0.07%)
Gilead Sciences Inc (a)(b)                                       11,605                                    799,584
                                                                                              ---------------------

Tobacco (2.15%)
Altria Group Inc                                                233,459                                 18,987,221
Loews Corp - Carolina Group (a)                                  31,848                                  1,841,451
Reynolds American Inc (a)                                        44,042                                  2,781,693
                                                                                              ---------------------
                                                                                                        23,610,365
                                                                                              ---------------------
Tools - Hand Held (0.21%)
Snap-On Inc                                                      48,200                                  2,266,846
                                                                                              ---------------------

Toys (0.21%)
Mattel Inc                                                      100,780                                  2,280,651
                                                                                              ---------------------

Transport - Services (0.62%)
CH Robinson Worldwide Inc                                        63,320                                  2,642,977
FedEx Corp                                                       17,266                                  1,977,648
United Parcel Service Inc (a)                                    28,866                                  2,175,053
                                                                                              ---------------------
                                                                                                         6,795,678
                                                                                              ---------------------
Web Portals (0.99%)
Google Inc (a)(b)                                                22,854                                 10,887,417
                                                                                              ---------------------

Wireless Equipment (1.44%)
Motorola Inc                                                    366,454                                  8,450,429
Qualcomm Inc                                                    202,804                                  7,380,038
                                                                                              ---------------------
                                                                                                        15,830,467
                                                                                              ---------------------
TOTAL COMMON STOCKS                                                                        $         1,097,740,100
                                                                                              ---------------------

                                                             Principal
                                                              Amount                                 Value
                                                            ------------ -------------------- ---------------------
SHORT TERM INVESTMENTS (0.03%)
Commercial Paper (0.03%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                              335,372                                    335,372
                                                                                              ---------------------
TOTAL SHORT TERM INVESTMENTS                                                               $               335,372
                                                                                              ---------------------
MONEY MARKET FUNDS (8.66%)
Money Center Banks (8.66%)
BNY Institutional Cash Reserve Fund (c)                      95,155,000                                 95,155,000
                                                                                              ---------------------
TOTAL MONEY MARKET FUNDS                                                                   $            95,155,000
                                                                                              ---------------------
Total Investments                                                                          $         1,193,230,472
Liabilities in Excess of Other Assets, Net - (8.61)%                                                  (94,625,661)
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $         1,098,604,811
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           126,251,102
Unrealized Depreciation                                          (16,531,929)
                                                         ---------------------
Net Unrealized Appreciation (Depreciation)                        109,719,173
Cost for federal income tax purposes                            1,083,511,299


Portfolio Summary (unaudited)
-------------------------------------------------------- ---------------------
Sector                                                                Percent
-------------------------------------------------------- ---------------------
Financial                                                              31.03%
Consumer, Non-cyclical                                                 20.04%
Communications                                                         10.97%
Technology                                                             10.85%
Industrial                                                             10.76%
Consumer, Cyclical                                                      9.42%
Energy                                                                  9.38%
Utilities                                                               3.44%
Basic Materials                                                         2.69%
Mortgage Securities                                                     0.03%
Liabilities in Excess of Other Assets, Net                           (-8.61%)
                                                         ---------------------
TOTAL NET ASSETS                                                      100.00%
                                                         =====================


Schedule of Investments
October 31, 2006
Diversified International Fund
                                                                     Shares
                                                                      Held                                  Value
                                                                   ------------ -------------------- ---------------------
COMMON STOCKS (97.40%)
Advanced Materials & Products (0.01%)
Ohara Inc                                                                1,000                    $                50,361
                                                                                                     ---------------------

Advertising Services (0.35%)
Aegis Group Plc                                                        954,164                                  2,433,999
Publicis Groupe                                                          9,023                                    349,182
                                                                                                     ---------------------
                                                                                                                2,783,181
                                                                                                     ---------------------
Aerospace & Defense (0.45%)
Rolls-Royce Group PLC - B Shares                                    14,434,733                                     28,218
Rolls-Royce Group PLC (a)                                              393,317                                  3,523,815
                                                                                                     ---------------------
                                                                                                                3,552,033
                                                                                                     ---------------------
Agricultural Operations (0.05%)
Astra Agro Lestari Tbk PT                                              101,293                                    108,379
Astral Foods Ltd                                                        18,563                                    241,425
Provimi SA                                                                 696                                     26,633
                                                                                                     ---------------------
                                                                                                                  376,437
                                                                                                     ---------------------
Airlines (0.10%)
Deutsche Lufthansa AG                                                   10,303                                    237,100
Jazz Air Income Fund                                                     2,536                                     21,004
Korean Air Lines Co Ltd                                                  9,990                                    355,196
Thai Airways International Public Ltd (a)(b)                           161,800                                    211,503
                                                                                                     ---------------------
                                                                                                                  824,803
                                                                                                     ---------------------
Airport Development & Maintenance (0.01%)
Japan Airport Terminal Co Ltd                                            5,800                                     68,320
                                                                                                     ---------------------

Apparel Manufacturers (0.32%)
Adolfo Dominguez                                                           336                                     22,644
Gildan Activewear (a)                                                   40,629                                  2,072,697
Handsome Co Ltd                                                          3,567                                     58,680
Mariella Burani SpA                                                      1,342                                     34,703
Valentino Fashion Group SpA                                              2,692                                     96,550
Youngone Corp                                                           55,480                                    296,773
                                                                                                     ---------------------
                                                                                                                2,582,047
                                                                                                     ---------------------
Appliances (0.01%)
AFG Arboinia - Forster Holding                                              45                                     15,801
Schulthess Group                                                            96                                     55,955
                                                                                                     ---------------------
                                                                                                                   71,756
                                                                                                     ---------------------
Applications Software (0.16%)
Infosys Technologies Ltd ADR (c)                                        12,177                                    634,422
NSD CO LTD                                                               2,000                                     77,333
Sage Group PLC                                                          51,360                                    235,093
SimCorp A/S                                                                200                                     36,099
Tata Consultancy Services Ltd                                           10,934                                    263,965
                                                                                                     ---------------------
                                                                                                                1,246,912
                                                                                                     ---------------------
Athletic Footwear (0.27%)
Puma AG Rudolf Dassler Sport                                             6,014                                  2,136,080
                                                                                                     ---------------------

Audio & Video Products (0.69%)
Canon Electronics Inc                                                    2,609                                    107,340
D&M Holdings Inc                                                        11,287                                     36,417

Audio & Video Products
Matsushita Electric Industrial Co Ltd                                  256,000                                  5,342,666
                                                                                                     ---------------------
                                                                                                                5,486,423
                                                                                                     ---------------------
Auto - Car & Light Trucks (2.68%)
Bayerische Motoren Werke AG                                             59,330                                  3,406,924
Honda Motor Co Ltd                                                      84,800                                  2,996,645
Hyundai Motor Co                                                         3,508                                    285,197
Mazda Motor Corp                                                       343,000                                  2,315,846
Suzuki Motor Corp (c)                                                   89,600                                  2,539,132
Tofas Turk Otomobil Fabrikasi AS                                        94,188                                    311,163
Toyota Motor Corp                                                      159,652                                  9,443,800
                                                                                                     ---------------------
                                                                                                               21,298,707
                                                                                                     ---------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd (b)                                             22,638                                    390,505
                                                                                                     ---------------------

Auto/Truck Parts & Equipment - Original (0.99%)
Brembo SpA                                                               4,669                                     54,349
Denso Corp                                                              84,400                                  3,213,043
Eagle Industry Co Ltd                                                    5,971                                     51,323
Futaba Industrial Co Ltd                                                 4,970                                    113,480
Halla Climate Control                                                   17,900                                    207,079
Hyundai Mobis                                                            2,795                                    272,914
Keihin Corp                                                              6,400                                    152,687
NGK Spark Plug Co Ltd                                                  171,000                                  3,597,926
Nippon Seiki Co Ltd                                                      2,915                                     69,544
Nissin Kogyo Co Ltd                                                      6,236                                    149,040
                                                                                                     ---------------------
                                                                                                                7,881,385
                                                                                                     ---------------------
Auto/Truck Parts & Equipment - Replacement (0.00%)
Geely Automobile Holdings Ltd                                          195,000                                     22,056
                                                                                                     ---------------------

Beverages - Non-Alcoholic (0.03%)
Asahi Soft Drinks Co Ltd                                                 3,332                                     48,520
Coca-Cola Icecek AS (a)                                                 27,097                                    158,793
Kagome Co Ltd                                                            2,874                                     40,993
                                                                                                     ---------------------
                                                                                                                  248,306
                                                                                                     ---------------------
Beverages - Wine & Spirits (0.56%)
C&C Group PLC                                                          262,066                                  4,355,056
Mercian Corp                                                             9,492                                     22,686
Yantai Changyu Pioneer Wine Co                                          18,500                                     63,012
                                                                                                     ---------------------
                                                                                                                4,440,754
                                                                                                     ---------------------
Brewery (0.96%)
Heineken NV                                                             82,548                                  3,741,359
InBev NV                                                                69,096                                  3,892,757
                                                                                                     ---------------------
                                                                                                                7,634,116
                                                                                                     ---------------------
Broadcasting Services & Programming (0.05%)
Grupo Televisa SA ADR                                                   17,342                                    428,001
                                                                                                     ---------------------

Building - Heavy Construction (1.83%)
ACS Actividades de Construccion y Servicios SA                         100,970                                  5,068,604
Aker Kvaerner ASA                                                       36,708                                  3,816,180
Fomento de Construcciones y Contratas SA                                28,487                                  2,483,359
Lemminkainen Oyj                                                           213                                      9,923
Maeda Road Construction Co Ltd                                           5,223                                     36,022
Severfield-Rowen PLC                                                     2,398                                     71,347
Veidekke ASA                                                             1,235                                     41,538
Vinci SA                                                                24,085                                  2,712,898

Building - Heavy Construction
YTL Corp Bhd                                                           208,900                                    314,566
                                                                                                     ---------------------
                                                                                                               14,554,437
                                                                                                     ---------------------
Building - Maintenance & Service (0.03%)
Babcock International Group                                             32,956                                    235,862
                                                                                                     ---------------------

Building - Residential & Commercial (0.11%)
Haseko Corp (a)                                                         32,500                                    111,519
Kaufman & Broad SA                                                       1,132                                     65,162
Klabin Segall SA (a)                                                    37,206                                    261,033
Persimmon PLC                                                           16,611                                    422,942
Sunland Group Ltd                                                       20,612                                     46,576
                                                                                                     ---------------------
                                                                                                                  907,232
                                                                                                     ---------------------
Building & Construction - Miscellaneous (0.62%)
Bouygues SA                                                             36,115                                  2,105,648
Cosco International Holdings Ltd                                       146,000                                     53,294
Galliford Try PLC                                                       15,326                                     39,315
JM AB                                                                   12,308                                    242,448
Kolon Engineering & Construction Co Ltd                                  3,180                                     52,820
Leighton Holdings Ltd                                                  113,464                                  1,867,594
Morgan Sindall PLC                                                       4,989                                    117,988
Murray & Roberts Holdings Ltd                                           74,927                                    386,198
United Group Ltd                                                         6,370                                     72,019
                                                                                                     ---------------------
                                                                                                                4,937,324
                                                                                                     ---------------------
Building & Construction Products - Miscellaneous (0.31%)
Geberit AG                                                               1,623                                  2,115,113
Kingspan Group PLC                                                       7,985                                    169,590
Nichias Corp                                                            11,000                                     77,837
Rockwool International AS                                                  434                                     67,261
                                                                                                     ---------------------
                                                                                                                2,429,801
                                                                                                     ---------------------
Building Products - Air & Heating (0.00%)
Belimo Holding AG                                                           15                                     13,386
                                                                                                     ---------------------

Building Products - Cement & Aggregate (0.90%)
ACC Ltd                                                                 15,178                                    325,874
Akcansa Cimento AS                                                       7,338                                     39,733
Anhui Conch Cement Co Ltd                                              172,000                                    382,456
Buzzi Unicem SpA                                                         3,440                                     90,667
Cementir SpA                                                             3,649                                     29,924
Cemex SAB de CV (a)                                                    328,058                                  1,004,776
Ciments Francais SA                                                        726                                    123,520
Grasim Industries Ltd                                                    5,746                                    350,623
Gujarat Ambuja Cements Ltd                                              81,881                                    213,658
Holcim Ltd                                                              52,373                                  4,509,505
Italmobiliare SpA                                                          136                                     13,111
Semapa-Sociedade de Investimento e Gestao SGPS SA                        2,397                                     24,322
                                                                                                     ---------------------
                                                                                                                7,108,169
                                                                                                     ---------------------
Capacitors (0.26%)
Mitsumi Electric Co Ltd                                                143,009                                  2,093,470
                                                                                                     ---------------------

Casino Hotels (0.04%)
Genting Bhd                                                             38,498                                    281,950
                                                                                                     ---------------------

Cellular Telecommunications (1.72%)
America Movil SA de CV ADR                                              31,417                                  1,346,847
China Mobile Ltd                                                       881,823                                  7,163,165
Cosmote Mobile Telecommunications SA                                    48,025                                  1,183,033

Cellular Telecommunications
Okinawa Cellular Telephone Co                                               14                                     33,579
SK Telecom Co Ltd                                                        1,466                                    318,188
Turkcell Iletisim Hizmet AS                                                  1                                          5
Vimpel-Communications ADR (a)                                            7,837                                    517,164
Vodafone Group PLC                                                   1,195,414                                  3,077,908
                                                                                                     ---------------------
                                                                                                               13,639,889
                                                                                                     ---------------------
Chemicals - Diversified (1.47%)
DC Chemical Co Ltd                                                         740                                     36,050
Foseco PLC                                                               4,463                                     16,109
Fujimi Inc                                                               1,800                                     52,853
K+S AG                                                                   3,930                                    371,792
Koninklijke DSM NV                                                       1,840                                     83,865
Lanxess AG (a)                                                           8,555                                    391,236
Mitsubishi Gas Chemical Co Inc                                         312,466                                  2,971,167
Nan Ya Plastics Corp                                                   286,340                                    413,239
Nippon Soda Co Ltd                                                     252,306                                  1,330,930
NOF Corp                                                                19,000                                    109,795
Shin-Etsu Chemical Co Ltd                                               45,000                                  2,946,097
Sumitomo Chemical Co Ltd                                               390,715                                  2,781,412
Sumitomo Seika Chemicals Co Ltd                                          4,012                                     23,252
Tokuyama Corp                                                           11,000                                    138,210
                                                                                                     ---------------------
                                                                                                               11,666,007
                                                                                                     ---------------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                                                    3,080                                     26,806
Toho Tenax Co Ltd (a)                                                    6,545                                     50,000
                                                                                                     ---------------------
                                                                                                                   76,806
                                                                                                     ---------------------
Chemicals - Other (0.01%)
Kingboard Chemical Holdings Ltd                                         21,500                                     76,408
                                                                                                     ---------------------

Chemicals - Specialty (0.41%)
Elementis Plc                                                           11,785                                     19,555
Umicore                                                                 20,915                                  3,246,112
                                                                                                     ---------------------
                                                                                                                3,265,667
                                                                                                     ---------------------
Circuit Boards (0.38%)
Ibiden Co Ltd                                                           56,300                                  2,945,833
Simm Tech Co Ltd                                                         5,597                                     56,433
                                                                                                     ---------------------
                                                                                                                3,002,266
                                                                                                     ---------------------
Coatings & Paint (0.02%)
Kansai Paint Co Ltd                                                     15,000                                    125,347
Nippon Paint Co Ltd                                                      7,839                                     42,020
                                                                                                     ---------------------
                                                                                                                  167,367
                                                                                                     ---------------------
Commercial Banks (17.17%)
Allied Irish Banks PLC                                                 169,297                                  4,613,380
Alpha Bank AE                                                          116,906                                  3,402,074
Amagerbanken A/S                                                           150                                      9,735
Attijariwafa Bank                                                          175                                     41,341
Australia & New Zealand Banking Group Ltd                              262,200                                  5,892,317
Banca Popolare di Milano SCRL                                           16,371                                    242,176
Banche Popolari Unite Scpa                                               6,004                                    164,760
Banco Bilbao Vizcaya Argentaria SA                                     241,128                                  5,822,920
Banco do Brasil SA                                                      13,828                                    335,934
Banco Nossa Caixa SA (a)                                                 8,300                                    195,077
Banco Santander Central Hispano SA                                     578,230                                 10,007,657
Bank BPH                                                                   999                                    285,706
Bank of Communications Co Ltd (c)                                      532,000                                    399,329
Bank of Ireland                                                        150,266                                  3,024,576

Commercial Banks
Bank of Iwate Ltd/The                                                      481                                     28,822
Bank of Montreal (a)                                                    53,700                                  3,328,542
Bank of Nagoya Ltd/The                                                   2,731                                     18,602
Bank of the Philippine Islands                                         117,744                                    146,471
Bank Rakyat Indonesia                                                1,255,000                                    674,842
Barclays PLC                                                           674,714                                  9,104,367
BNP Paribas                                                             86,455                                  9,506,431
Bumiputra-Commerce Holdings Bhd                                        179,600                                    339,285
Canadian Western Bank                                                      700                                     26,427
China Merchants Bank Co Ltd (a)                                        107,000                                    166,959
Daegu Bank                                                             114,600                                  1,897,432
Dah Sing Banking Group Ltd                                              12,800                                     26,915
Daito Bank Ltd/The                                                       6,763                                      9,814
Deutsche Bank AG                                                        42,885                                  5,386,077
Fortis                                                                 164,364                                  6,899,898
Greek Postal Savings Bank (a)                                           63,593                                  1,452,896
HDFC Bank Ltd ADR                                                        4,586                                    317,626
HSBC Holdings PLC                                                      693,385                                 13,145,115
Industrial & Commercial Bank of China (a)                            1,170,000                                    523,325
Industrial and Commercial Bank of China                                 51,304                                     88,889
Julius Baer Holding AG                                                   2,011                                    212,441
Kagoshima Bank Ltd/The                                                   3,902                                     28,177
Keiyo Bank Ltd/The                                                      17,520                                    100,345
Komercni Banka AS                                                        1,657                                    257,863
Kookmin Bank                                                            11,558                                    918,801
Mitsubishi UFJ Financial Group Inc                                         163                                  2,045,239
Mizuho Financial Group Inc                                                 951                                  7,394,998
Nedbank Group Ltd                                                       16,831                                    277,927
Oita Bank Ltd/The                                                        4,070                                     27,931
Pusan Bank                                                               9,555                                    122,708
Raiffeisen International Bank Holding AS                                 5,769                                    660,120
Royal Bank of Canada (a)                                               146,500                                  6,511,402
San-In Godo Bank Ltd/The                                                 2,936                                     27,016
SanPaolo IMI SpA                                                        93,246                                  1,991,124
Sberbank                                                                   339                                    762,750
Siam Commercial Bank Public (a)(b)                                     135,500                                    239,856
Societe Generale                                                        37,654                                  6,257,404
Solomon Mutual Savings Bank                                              1,696                                     33,211
Sparebanken Midt-Norge                                                   2,585                                     32,011
State Bank of India Ltd (b)                                              1,364                                     85,932
Sumitomo Mitsui Financial Group Inc                                        609                                  6,653,749
Sumitomo Trust & Banking Co Ltd/The                                    424,000                                  4,552,874
Swedbank AB                                                            104,700                                  3,428,913
Sydbank A/S                                                              3,450                                    136,476
Tokushima Bank Ltd/The                                                   2,625                                     17,477
UniCredito Italiano SpA                                                698,644                                  5,791,715
Vontobel Holding AG                                                      1,967                                     84,367
Wing Hang Bank Ltd                                                       9,328                                     90,639
                                                                                                     ---------------------
                                                                                                              136,269,183
                                                                                                     ---------------------
Commercial Services (0.04%)
Aggreko Plc                                                             39,248                                    266,110
Daiseki Co Ltd                                                             742                                     17,892
ITE Group PLC                                                            2,932                                      7,954
Spice PLC                                                                1,441                                      9,324
                                                                                                     ---------------------
                                                                                                                  301,280
                                                                                                     ---------------------
Computer Data Security (0.01%)
Protect Data AB                                                          1,931                                     43,720
                                                                                                     ---------------------

Computer Services (0.04%)
Alten (a)                                                                2,525                                     87,886
Indra Sistemas SA                                                        7,501                                    166,587
NEC Fielding Ltd                                                         2,200                                     30,383
                                                                                                     ---------------------
                                                                                                                  284,856
                                                                                                     ---------------------
Computers (0.16%)
High Tech Computer Corp                                                 30,000                                    744,137
Wincor Nixdorf AG                                                          854                                    118,266
Wistron Corp                                                           357,166                                    413,436
                                                                                                     ---------------------
                                                                                                                1,275,839
                                                                                                     ---------------------
Computers - Integrated Systems (0.01%)
DTS Corp                                                                   500                                     19,760
Ingenico                                                                 1,282                                     29,666
NS Solutions Corp                                                        1,400                                     40,989
                                                                                                     ---------------------
                                                                                                                   90,415
                                                                                                     ---------------------
Computers - Memory Devices (0.02%)
Quanta Storage Inc                                                     100,270                                    129,633
                                                                                                     ---------------------

Computers - Peripheral Equipment (0.02%)
Logitech International SA (a)                                            4,928                                    129,554
                                                                                                     ---------------------

Consulting Services (0.02%)
ASK Planning Center Inc                                                  4,093                                     19,250
Groupe Steria SCA                                                          547                                     31,522
Intage Inc                                                                 848                                     18,204
Poyry Oyj                                                                1,602                                     20,754
Savills PLC                                                              7,507                                     86,407
                                                                                                     ---------------------
                                                                                                                  176,137
                                                                                                     ---------------------
Containers - Paper & Plastic (0.00%)
FP Corp                                                                    339                                     12,645
                                                                                                     ---------------------

Cosmetics & Toiletries (0.01%)
Milbon Co Ltd                                                              700                                     23,183
Pigeon Corp                                                              3,100                                     56,626
                                                                                                     ---------------------
                                                                                                                   79,809
                                                                                                     ---------------------
Distribution & Wholesale (0.35%)
Esprit Holdings Ltd                                                    246,500                                  2,385,714
IMS-Intl Metal Service                                                     363                                      8,854
Inabata & Co Ltd                                                         3,356                                     25,208
Inchcape Plc                                                            28,189                                    278,358
MARR SpA                                                                 1,192                                      9,973
Matsuda Sangyo Co Ltd                                                    2,004                                     35,323
Tat Hong Holdings Ltd                                                   31,000                                     24,885
                                                                                                     ---------------------
                                                                                                                2,768,315
                                                                                                     ---------------------
Diversified Financial Services (0.69%)
Acta Holding ASA                                                        25,167                                    116,198
Cathay Financial Holding Co Ltd                                        132,402                                    256,763
Indiabulls Financial Services Ltd                                       22,193                                    208,943
Investec Ltd                                                            52,319                                    524,455
Irish Life & Permanent Plc                                              95,850                                  2,355,022
Mega Financial Holding Co Ltd                                          728,000                                    513,277
Shin Kong Financial Holding Co Ltd                                     428,446                                    378,722
Shinhan Financial Group Co Ltd                                          10,349                                    477,249
Woori Finance Holdings Co Ltd                                           29,110                                    622,550
                                                                                                     ---------------------
                                                                                                                5,453,179
                                                                                                     ---------------------
Diversified Manufacturing Operations (0.56%)
Aalberts Industries NV                                                     967                                     75,905
Diversified Manufacturing Operations
Charter PLC (a)                                                        242,007                                  4,255,616
Senior PLC                                                              14,947                                     17,960
SKC Co Ltd                                                               3,920                                     94,859
                                                                                                     ---------------------
                                                                                                                4,444,340
                                                                                                     ---------------------
Diversified Minerals (2.79%)
Anglo American PLC                                                      44,797                                  2,019,761
Antofagasta PLC                                                        330,589                                  3,196,685
BHP Billiton PLC                                                       310,860                                  5,994,039
EuroZinc Mining Corp (a)                                                50,114                                    163,699
Independence Group NL                                                    6,593                                     24,745
Inmet Mining Corp                                                       48,933                                  2,443,484
Mincor Resources NL                                                     11,647                                     16,584
Nittetsu Mining Co Ltd                                                  10,955                                     86,215
Tek Cominco Limited (a)                                                 38,498                                  2,840,149
Xstrata PLC                                                            125,217                                  5,349,521
                                                                                                     ---------------------
                                                                                                               22,134,882
                                                                                                     ---------------------
Diversified Operations (0.42%)
Altri SGPS SA                                                            3,855                                     19,042
Barloworld Ltd                                                          14,676                                    283,514
Bergman & Beving AB                                                      1,399                                     31,384
Bidvest Group Ltd (a)                                                   27,793                                    459,317
Grupo Carso SA de CV                                                   146,400                                    492,471
GS Holdings Corp                                                        54,000                                  1,888,453
Haci Omer Sabanchi Holding (a)                                               3                                          3
Hunting Plc                                                             11,358                                    108,312
Kardan NV (a)                                                            1,160                                     14,480
                                                                                                     ---------------------
                                                                                                                3,296,976
                                                                                                     ---------------------
Diversified Operations & Commercial Services (0.00%)
Eveready Income Fund                                                     1,636                                     10,367
                                                                                                     ---------------------

Electric - Distribution (0.49%)
National Grid PLC                                                      298,993                                  3,820,669
SP AusNet                                                               52,347                                     52,661
                                                                                                     ---------------------
                                                                                                                3,873,330
                                                                                                     ---------------------
Electric - Generation (0.15%)
CEZ                                                                      8,224                                    324,898
China Power International Development Ltd                              745,000                                    356,210
China Resources Power Holdings Co                                      252,000                                    314,180
Glow Energy PCL (b)                                                    198,071                                    165,868
                                                                                                     ---------------------
                                                                                                                1,161,156
                                                                                                     ---------------------
Electric - Integrated (2.93%)
ASM                                                                      9,922                                     47,015
BKW FMB Energie AG                                                         207                                     20,053
CPFL Energia SA                                                         19,330                                    245,920
E.ON AG                                                                 60,444                                  7,226,463
Fortis Inc                                                               5,230                                    119,728
Fortum Oyj                                                             163,744                                  4,505,949
Hokkaido Electric Power Co Inc                                          92,000                                  2,190,944
International Power PLC                                                679,661                                  4,339,268
MVV Energie AG                                                             476                                     14,241
RWE AG                                                                  43,609                                  4,298,115
Terna Participacoes SA (a)                                              11,018                                    116,983
Union Fenosa SA                                                          2,087                                    106,017
                                                                                                     ---------------------
                                                                                                               23,230,696
                                                                                                     ---------------------
Electric - Transmission (0.06%)
Red Electrica de Espana                                                  4,675                                    181,455

Electric - Transmission
Terna SpA                                                               90,184                                    273,955
                                                                                                     ---------------------
                                                                                                                  455,410
                                                                                                     ---------------------
Electric Products - Miscellaneous (0.33%)
Casio Computer Co Ltd                                                  106,600                                  2,151,927
LG Electronics Inc                                                       6,960                                    421,057
Solar Holdings A/S                                                          90                                      9,771
                                                                                                     ---------------------
                                                                                                                2,582,755
                                                                                                     ---------------------
Electronic Components - Miscellaneous (0.21%)
AAC Acoustic Technology Holdings Inc (a)                               138,000                                    160,344
Chemring Group PLC                                                       3,818                                    115,271
HON HAI Precision Industry Co Ltd                                      162,194                                  1,050,896
Koa Corp                                                                 7,482                                     99,564
Nihon Dempa Kogyo Co Ltd                                                 1,400                                     57,360
Star Micronics Co Ltd                                                    7,415                                    137,661
Telecomunicaciones y Energia (a)                                           664                                     10,475
                                                                                                     ---------------------
                                                                                                                1,631,571
                                                                                                     ---------------------
Electronic Components - Semiconductors (0.36%)
Hynix Semiconductor Inc (a)                                             12,686                                    460,477
Komatsu Electronic Metals Co Ltd                                           970                                     38,749
MediaTek Inc                                                            23,740                                    231,618
Nihon Aim Co Ltd                                                            16                                     31,958
Samsung Electronics Co Ltd                                               3,227                                  2,092,652
                                                                                                     ---------------------
                                                                                                                2,855,454
                                                                                                     ---------------------
Electronic Connectors (0.00%)
Iriso Electronics Co Ltd                                                   500                                     17,925
                                                                                                     ---------------------

Electronic Measurement Instruments (0.24%)
A&D Co Ltd                                                                 400                                      8,553
ESPEC Corp                                                               1,100                                     14,356
Halma PLC                                                              478,957                                  1,906,894
Sartorius AG                                                               258                                     10,439
                                                                                                     ---------------------
                                                                                                                1,940,242
                                                                                                     ---------------------
Electronic Parts Distribution (0.00%)
Marubun Corp                                                               900                                     12,337
                                                                                                     ---------------------

Engineering - Research & Development Services (0.76%)
ABB Ltd                                                                389,061                                  5,786,573
Arcadis NV                                                               1,634                                     79,877
Bradken Ltd                                                             13,193                                     62,380
Keller Group PLC                                                         3,987                                     57,449
Macmahon Holdings Ltd                                                   13,028                                      9,376
WSP Group PLC                                                            1,652                                     15,470
                                                                                                     ---------------------
                                                                                                                6,011,125
                                                                                                     ---------------------
Enterprise Software & Services (0.27%)
Autonomy Corp PLC (a)                                                   12,730                                    116,661
Nomura Research Institute Ltd                                           13,900                                  2,024,105
Software AG                                                                105                                      7,233
                                                                                                     ---------------------
                                                                                                                2,147,999
                                                                                                     ---------------------
Entertainment Software (0.22%)
Capcom Co Ltd (c)                                                       92,817                                  1,699,394
SCI Entertainment Group Plc (a)                                          3,172                                     30,037
                                                                                                     ---------------------
                                                                                                                1,729,431
                                                                                                     ---------------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                                               1,229                                     47,653
                                                                                                     ---------------------


E-Services - Consulting (0.01%)
Ementor ASA (a)                                                         16,598                                     83,739
IXI Co Ltd                                                                  10                                     32,009
                                                                                                     ---------------------
                                                                                                                  115,748
                                                                                                     ---------------------
Feminine Health Care Products (0.06%)
Hengan International Group Co Ltd                                      211,517                                    508,929
                                                                                                     ---------------------

Filtration & Separation Products (0.03%)
Alfa Laval AB                                                            5,831                                    215,996
                                                                                                     ---------------------

Finance - Credit Card (0.05%)
LG Card Co Ltd                                                           6,430                                    409,467
                                                                                                     ---------------------

Finance - Investment Banker & Broker (1.47%)
Babcock & Brown Ltd                                                     13,549                                    228,780
Macquarie Bank Ltd                                                      47,472                                  2,738,685
Takagi Securities Co Ltd                                                 8,273                                     36,297
UBS AG (a)                                                             145,406                                  8,685,666
                                                                                                     ---------------------
                                                                                                               11,689,428
                                                                                                     ---------------------
Finance - Leasing Company (1.16%)
Banca Italease SpA                                                       5,446                                    304,873
Fuyo General Lease Co Ltd                                                2,280                                     68,893
ORIX Corp                                                               22,528                                  6,336,030
STB Leasing Co Ltd                                                         953                                     16,635
Sumisho Lease Co Ltd (c)                                                41,500                                  2,465,452
                                                                                                     ---------------------
                                                                                                                9,191,883
                                                                                                     ---------------------
Finance - Other Services (1.38%)
Datamonitor PLC                                                          2,463                                     19,260
Deutsche Boerse AG                                                      30,770                                  4,946,497
Euronext NV (a)                                                          3,136                                    314,208
Grupo Financiero Banorte SA de CV                                      178,900                                    648,345
Hellenic Exchanges Holding SA (a)                                        6,551                                    115,220
Man Group Plc                                                          520,689                                  4,846,205
Pinetree Capital Ltd (a)                                                 2,240                                     28,429
                                                                                                     ---------------------
                                                                                                               10,918,164
                                                                                                     ---------------------
Fisheries (0.01%)
Katokichi Co Ltd                                                        14,805                                    115,756
                                                                                                     ---------------------

Food - Confectionery (0.00%)
Barry Callebaut AG (a)                                                      69                                     33,395
                                                                                                     ---------------------

Food - Dairy Products (0.53%)
Meiji Dairies Corp                                                     320,000                                  2,097,734
Robert Wiseman Dairies Plc                                               3,408                                     28,160
Wimm-Bill-Dann Foods OJSC ADR (c)                                        9,056                                    381,710
Yakult Honsha Co Ltd                                                    62,200                                  1,667,091
                                                                                                     ---------------------
                                                                                                                4,174,695
                                                                                                     ---------------------
Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                                                       153                                     12,812
                                                                                                     ---------------------

Food - Miscellaneous/Diversified (2.02%)
East Asiatic Co Ltd A/S                                                  2,646                                    133,217
Groupe Danone                                                           41,681                                  6,107,340
Iaws Group Plc                                                           4,761                                    104,824
Nestle SA                                                               28,110                                  9,604,655
Nisshin Oillio Group Ltd/The                                            14,000                                     81,738

Food - Miscellaneous/Diversified
Unicharm Petcare Corp                                                    1,163                                     43,381
                                                                                                     ---------------------
                                                                                                               16,075,155
                                                                                                     ---------------------
Food - Retail (0.32%)
BIM Birlesik Magazalar AS                                                  390                                     17,241
Hakon Invest AB                                                          1,708                                     31,694
Metro Inc                                                                3,400                                    105,782
Shoprite Holdings Ltd                                                   97,401                                    354,922
WM Morrison Supermarkets PLC                                           418,812                                  2,058,834
                                                                                                     ---------------------
                                                                                                                2,568,473
                                                                                                     ---------------------
Food - Wholesale & Distribution (0.00%)
Sligro Food Group NV                                                       632                                     37,510
                                                                                                     ---------------------

Footwear & Related Apparel (0.01%)
Prime Success International Group                                       92,292                                     75,682
                                                                                                     ---------------------

Gold Mining (0.06%)
Gold Fields Ltd                                                         12,469                                    206,067
Northgate Minerals Corp (a)                                             12,508                                     40,300
Polyus Gold Co ADR (a)(c)                                                5,474                                    261,383
                                                                                                     ---------------------
                                                                                                                  507,750
                                                                                                     ---------------------
Hazardous Waste Disposal (0.01%)
Newalta Income Fund                                                      2,000                                     59,066
                                                                                                     ---------------------

Home Decoration Products (0.00%)
Hunter Douglas NV                                                          403                                     31,017
                                                                                                     ---------------------

Home Furnishings (0.02%)
Nobia AB                                                                 4,164                                    147,615
                                                                                                     ---------------------

Hotels & Motels (0.02%)
Millennium & Copthorne Hotels PLC                                        4,716                                     48,188
Sol Melia SA                                                             7,816                                    147,246
                                                                                                     ---------------------
                                                                                                                  195,434
                                                                                                     ---------------------
Human Resources (0.30%)
Michael Page International Plc                                         271,139                                  2,089,185
Robert Walters Plc                                                       8,856                                     44,760
USG People NV                                                            6,128                                    250,758
                                                                                                     ---------------------
                                                                                                                2,384,703
                                                                                                     ---------------------
Import & Export (0.92%)
Itochu Corp                                                            313,000                                  2,490,000
Sumitomo Corp                                                          367,000                                  4,817,942
                                                                                                     ---------------------
                                                                                                                7,307,942
                                                                                                     ---------------------
Industrial Audio & Video Products (0.00%)
EVS Broadcast Equipment SA                                                 762                                     41,383
                                                                                                     ---------------------

Industrial Automation & Robots (0.02%)
CKD Corp                                                                12,400                                    137,701
                                                                                                     ---------------------

Instruments - Controls (0.01%)
Rotork Plc                                                               8,036                                    120,313
                                                                                                     ---------------------

Instruments - Scientific (0.00%)
Lasertec Corp                                                            1,300                                     33,289
                                                                                                     ---------------------


Internet Connectivity Services (0.01%)
Hanarotelecom Inc (a)                                                   10,285                                     82,415
                                                                                                     ---------------------

Internet Content - Entertainment (0.01%)
Buongiorno SpA (a)                                                      15,525                                     82,284
                                                                                                     ---------------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                                              7,198                                     37,432
Seek Ltd                                                                 6,974                                     28,711
                                                                                                     ---------------------
                                                                                                                   66,143
                                                                                                     ---------------------
Internet Gambling (0.02%)
IG Group Holdings PLC                                                   34,760                                    168,887
                                                                                                     ---------------------

Investment Companies (0.00%)
ABG Sundal Collier ASA                                                  16,114                                     28,823
Bure Equity AB (a)                                                      27,046                                     12,322
                                                                                                     ---------------------
                                                                                                                   41,145
                                                                                                     ---------------------
Investment Management & Advisory Services (0.08%)
Allco Finance Group Ltd                                                 13,921                                    119,685
Dundee Wealth Management Inc                                             1,107                                     15,304
Kenedix Inc                                                                 51                                    286,006
MFS Ltd                                                                 16,872                                     53,662
MPC Muenchmeyer Petersen Capital AG                                        287                                     25,287
Risa Partners Inc                                                           13                                     60,475
Secured Capital Japan Co Ltd                                                12                                     37,489
Simplex Investment Advisors Inc (a)                                         27                                     34,109
                                                                                                     ---------------------
                                                                                                                  632,017
                                                                                                     ---------------------
Leisure & Recreation Products (0.00%)
CTS Eventim AG                                                             921                                     31,739
                                                                                                     ---------------------

Life & Health Insurance (0.13%)
China Life Insurance Co Ltd                                            198,000                                    416,856
Sanlam Ltd                                                             142,882                                    338,714
Swiss Life Holding (a)                                                   1,193                                    281,501
                                                                                                     ---------------------
                                                                                                                1,037,071
                                                                                                     ---------------------
Machinery - Construction & Mining (0.94%)
Aichi Corp                                                               4,546                                     47,612
Atlas Copco AB                                                          79,529                                  2,323,735
Duro Felguera SA                                                         8,328                                     77,170
Hitachi Construction Machinery Co Ltd                                   65,900                                  1,563,757
Komatsu Ltd                                                            186,000                                  3,349,921
Palfinger AG                                                               208                                     22,524
Takeuchi Manufacturing Co Ltd                                            2,100                                     89,087
                                                                                                     ---------------------
                                                                                                                7,473,806
                                                                                                     ---------------------
Machinery - Electrical (0.04%)
Disco Corp                                                               1,283                                     76,112
KCI Konecranes Oyj                                                       9,879                                    212,842
                                                                                                     ---------------------
                                                                                                                  288,954
                                                                                                     ---------------------
Machinery - General Industry (1.19%)
Deutz AG (a)                                                             2,222                                     22,405
Frigoglass SA                                                            1,473                                     30,457
Haulotte Group                                                           6,165                                    156,903
Industrias CH SA (a)                                                    62,414                                    242,432
Laperriere & Verreault Group (a)                                           336                                      8,019
MAN AG                                                                  63,840                                  5,658,968
Miyachi Corp                                                             2,000                                     35,252
MMI Holding Ltd                                                        135,118                                     86,772
Machinery - General Industry
Sintokogio Ltd                                                           6,279                                     77,982
Sumitomo Heavy Industries Ltd                                          367,000                                  3,138,867
                                                                                                     ---------------------
                                                                                                                9,458,057
                                                                                                     ---------------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                        4,233                                     83,645
                                                                                                     ---------------------

Machinery - Thermal Processing (0.00%)
Denyo Co Ltd                                                             2,598                                     28,097
                                                                                                     ---------------------

Machinery Tools & Related Products (0.28%)
Gildemeister AG                                                          1,169                                     11,638
Mori Seiki Co Ltd                                                      104,400                                  2,178,806
Schweiter Technologies AG                                                   32                                      9,442
                                                                                                     ---------------------
                                                                                                                2,199,886
                                                                                                     ---------------------
Medical - Biomedical/Gene (0.00%)
Arpida Ltd (a)                                                           1,239                                     29,036
                                                                                                     ---------------------

Medical - Drugs (5.73%)
Actelion Ltd (a)                                                        11,996                                  2,020,470
Astellas Pharma Inc                                                     73,300                                  3,297,264
AstraZeneca PLC                                                        134,135                                  7,925,508
Daewoong Pharmaceutical Co Ltd                                             610                                     33,019
Eisai Co Ltd                                                            39,500                                  2,019,589
GlaxoSmithKline PLC                                                    150,910                                  4,029,486
Hikma Pharmaceuticals PLC                                               10,702                                     82,308
Kobayashi Pharmaceutical Co Ltd                                          1,436                                     55,035
Kyorin Co Ltd                                                            4,000                                     48,790
Merck KGaA                                                              13,154                                  1,387,627
Nippon Shinyaku Co Ltd                                                   4,166                                     34,209
Novartis AG                                                             95,711                                  5,809,527
Oriola-KD OYJ (a)                                                        4,781                                     17,086
Recordati SpA                                                           10,889                                     83,806
Roche Holding AG                                                        58,924                                 10,312,944
Sanofi-Aventis                                                          15,008                                  1,275,761
Santen Pharmaceutical Co Ltd                                             2,000                                     52,068
Seikagaku Corp                                                           1,680                                     17,509
Shire PLC                                                              155,069                                  2,828,874
Takeda Pharmaceutical Co Ltd                                            64,100                                  4,109,009
TopoTarget A/S (a)                                                       3,500                                     21,997
                                                                                                     ---------------------
                                                                                                               45,461,886
                                                                                                     ---------------------
Medical - Generic Drugs (0.09%)
Sawai Pharmaceutical Co Ltd                                              3,336                                    154,050
Teva Pharmaceutical Industries Ltd ADR (c)                              16,096                                    530,685
Towa Pharmaceutical Co Ltd                                                 830                                     22,742
                                                                                                     ---------------------
                                                                                                                  707,477
                                                                                                     ---------------------
Medical - Hospitals (0.02%)
Healthscope Ltd                                                         42,911                                    166,033
                                                                                                     ---------------------

Medical - Nursing Homes (0.01%)
Orpea (a)                                                                  932                                     78,095
                                                                                                     ---------------------

Medical - Wholesale Drug Distribution (0.01%)
Meda AB                                                                  4,493                                    100,793
                                                                                                     ---------------------


Medical Information Systems (0.00%)
IBA Health Ltd                                                          47,887                                     38,169
                                                                                                     ---------------------

Medical Instruments (0.01%)
Nihon Kohden Corp                                                        3,498                                     65,687
                                                                                                     ---------------------

Medical Laboratory & Testing Service (0.00%)
BML Inc                                                                  1,261                                     25,994
                                                                                                     ---------------------

Medical Products (0.43%)
Bespak Plc                                                                 973                                     10,949
Phonak Holding AG                                                       52,398                                  3,344,777
Q-Med AB                                                                 3,200                                     39,438
                                                                                                     ---------------------
                                                                                                                3,395,164
                                                                                                     ---------------------
Metal - Aluminum (0.01%)
Aluminium of Greece S.A.I.C.                                             3,269                                     73,267
Daiki Aluminium Industry Co Ltd                                          4,000                                     29,090
                                                                                                     ---------------------
                                                                                                                  102,357
                                                                                                     ---------------------
Metal - Copper (0.00%)
Cumerio                                                                    807                                     18,139
                                                                                                     ---------------------

Metal - Diversified (0.96%)
Anvil Mining Ltd (a)                                                     2,427                                     24,369
AUR Resources Inc                                                        9,355                                    181,514
Hindustan Zinc Ltd                                                       6,204                                    124,934
Kagara Zinc Ltd (a)                                                     16,318                                     93,571
MMC Norilsk Nickel ADR                                                   4,748                                    697,956
Pacific Metals Co Ltd                                                   15,000                                    128,676
Perilya Ltd                                                             18,934                                     63,737
Rio Tinto Ltd                                                           46,647                                  2,830,066
Rio Tinto PLC                                                           20,702                                  1,141,863
Sally Malay Mining Ltd (a)                                              10,058                                     15,139
Zinifex Ltd                                                            200,174                                  2,349,904
                                                                                                     ---------------------
                                                                                                                7,651,729
                                                                                                     ---------------------
Metal - Iron (0.03%)
Novolipetsk Steel (b)(c)                                                10,268                                    215,628
                                                                                                     ---------------------

Metal Processors & Fabrication (0.36%)
Catcher Technology Co Ltd                                               59,289                                    511,604
CFF Recycling                                                              329                                     11,577
NSK Ltd                                                                263,000                                  2,199,992
Ryobi Ltd                                                               11,596                                     92,348
Taewoong Co Ltd                                                            530                                     14,654
TK Corp                                                                  1,535                                     18,898
                                                                                                     ---------------------
                                                                                                                2,849,073
                                                                                                     ---------------------
Metal Products - Distribution (0.01%)
Daiichi Jitsugyo Co Ltd                                                  3,338                                     15,927
Furusato Industries Ltd                                                  1,329                                     19,126
Sato Shoji Corp                                                          1,491                                     12,803
                                                                                                     ---------------------
                                                                                                                   47,856
                                                                                                     ---------------------
Metal Products - Fasteners (0.00%)
Oiles Corp                                                               1,402                                     33,209
                                                                                                     ---------------------

Miscellaneous Manufacturers (0.02%)
Arctic Glacier Income Fund                                               2,647                                     32,318
Fenner Plc                                                               5,937                                     25,477
Mecalux SA                                                               1,767                                     68,111
Miscellaneous Manufacturers
Nippon Pillar Packing Co Ltd                                             4,573                                     52,384
                                                                                                     ---------------------
                                                                                                                  178,290
                                                                                                     ---------------------
Mortgage Banks (0.40%)
Aareal Bank AG                                                             938                                     39,951
Bradford & Bingley PLC                                                  39,341                                    346,650
Hypo Real Estate Holding AG                                             39,636                                  2,491,542
Northern Rock PLC                                                       13,038                                    297,652
                                                                                                     ---------------------
                                                                                                                3,175,795
                                                                                                     ---------------------
Multi-Line Insurance (3.08%)
Allianz SE                                                              18,297                                  3,384,856
Alm. Brand Skadesforsikring A/S (a)                                        800                                     45,072
Aviva PLC                                                              259,690                                  3,838,491
AXA SA                                                                 173,761                                  6,620,164
Baloise Holding AG                                                      36,407                                  3,483,083
Fondiaria-Sai SpA                                                        6,392                                    284,568
Grupo Catalana Occidente SA                                              2,385                                     78,599
Helvetia Holding AG                                                        196                                     61,848
ING Groep NV                                                           135,452                                  6,000,841
Porto Seguro SA (a)                                                     28,149                                    638,553
                                                                                                     ---------------------
                                                                                                               24,436,075
                                                                                                     ---------------------
Multimedia (0.58%)
Corus Entertainment - B Shares (a)                                       2,437                                     91,894
Vivendi                                                                119,012                                  4,506,926
                                                                                                     ---------------------
                                                                                                                4,598,820
                                                                                                     ---------------------
Non-Ferrous Metals (0.35%)
Energy Metals Corp (a)                                                   2,422                                     18,590
Grupo Mexico SAB de CV                                                 139,066                                    485,892
Hudbay Minerals (a)                                                     14,690                                    255,005
Korea Zinc Co Ltd                                                          883                                     97,466
Mitsubishi Materials Corp                                              461,000                                  1,814,016
Poongsan Corp                                                            3,931                                     86,572
                                                                                                     ---------------------
                                                                                                                2,757,541
                                                                                                     ---------------------
Non-Hazardous Waste Disposal (0.01%)
China Water Affairs Group Ltd (a)                                      170,000                                     50,255
                                                                                                     ---------------------

Office Automation & Equipment (1.28%)
Canon Inc                                                              142,163                                  7,608,399
Neopost SA                                                              20,718                                  2,533,293
                                                                                                     ---------------------
                                                                                                               10,141,692
                                                                                                     ---------------------
Oil - Field Services (0.38%)
CCS Income Trust                                                         1,904                                     64,285
Fugro NV                                                                64,334                                  2,780,351
Petrofac Ltd                                                            17,346                                    111,489
TGS Nopec Geophysical Co ASA (a)                                         3,728                                     66,399
                                                                                                     ---------------------
                                                                                                                3,022,524
                                                                                                     ---------------------
Oil & Gas Drilling (0.02%)
AOC Holdings Inc                                                         6,717                                    121,549
Freehold Royalty Trust                                                   1,676                                     28,271
                                                                                                     ---------------------
                                                                                                                  149,820
                                                                                                     ---------------------
Oil Company - Exploration & Production (1.73%)
Avenir Diversified Income Trust                                          4,901                                     43,304
Baytex Energy Trust (a)                                                  1,629                                     35,475
CNOOC Ltd                                                              388,000                                    326,149
Dana Petroleum Plc (a)                                                  87,028                                  2,000,090
EnCana (a)                                                              75,698                                  3,602,994
Mission Oil & Gas Inc (a)                                                5,758                                     70,918
Oil Company - Exploration & Production
Oao Gazprom (a)(b)(d)                                                    7,168                                    763,392
Oao Gazprom (a)                                                         54,147                                  2,306,662
Pengrowth Energy Trust (a)                                              87,829                                  1,716,681
Petrolifera Petroleum Ltd (a)                                            1,366                                     28,040
Rally Energy Corp (a)                                                    3,989                                     12,461
Shiningbank Energy Income                                                5,100                                     89,624
Tullow Oil PLC                                                         368,604                                  2,738,237
                                                                                                     ---------------------
                                                                                                               13,734,027
                                                                                                     ---------------------
Oil Company - Integrated (6.38%)
BG Group PLC                                                           380,321                                  5,044,882
BP PLC                                                                 664,616                                  7,389,974
China Petroleum & Chemical Corp                                      1,054,768                                    732,078
ENI SpA                                                                240,742                                  7,260,854
Husky Energy Inc                                                        33,700                                  2,151,121
LUKOIL ADR                                                              21,273                                  1,714,604
PetroChina Co Ltd                                                    1,239,587                                  1,365,414
Petroleo Brasileiro SA ADR (c)                                          20,831                                  1,848,960
Royal Dutch Shell PLC - A Shares                                       146,481                                  5,079,006
Royal Dutch Shell PLC - B Shares                                       130,900                                  4,688,553
Sasol Ltd                                                               15,637                                    535,485
Suncor Energy Inc (a)                                                   49,039                                  3,774,924
Total SA                                                               133,555                                  9,043,106
                                                                                                     ---------------------
                                                                                                               50,628,961
                                                                                                     ---------------------
Oil Field Machinery & Equipment (0.01%)
APL ASA (a)                                                              3,200                                     22,211
Schoeller-Bleckmann Oilfield Equipment                                     985                                     39,539
Total Energy Services Trust                                              2,966                                     34,757
                                                                                                     ---------------------
                                                                                                                   96,507
                                                                                                     ---------------------
Oil Refining & Marketing (0.17%)
Fuchs Petrolub AG                                                          292                                     17,375
Reliance Industries Ltd (b)(d)                                          10,319                                    556,710
SK Corp                                                                  4,690                                    343,960
Thai Oil Public (a)(b)                                                 110,519                                    183,597
Tupras Turkiye Petrol Rafinerileri AS                                   15,044                                    249,530
                                                                                                     ---------------------
                                                                                                                1,351,172
                                                                                                     ---------------------
Optical Supplies (0.05%)
Cie Generale d'Optique Essilor International SA                          3,454                                    362,382
                                                                                                     ---------------------

Pharmacy Services (0.05%)
Profarma Distribuidora de Produtos Farmacenticos SA (a)                 29,425                                    364,716
                                                                                                     ---------------------

Photo Equipment & Supplies (0.24%)
Olympus Corp                                                            60,000                                  1,905,168
Tamron Co Ltd                                                            1,574                                     28,617
                                                                                                     ---------------------
                                                                                                                1,933,785
                                                                                                     ---------------------
Pipelines (0.00%)
Pembina Pipeline Income Fund                                             2,630                                     40,655
                                                                                                     ---------------------

Platinum (0.07%)
Anglo Platinum Ltd                                                       5,033                                    538,606
                                                                                                     ---------------------

Power Converter & Supply Equipment (0.60%)
Bharat Heavy Electricals                                                10,661                                    572,966
Delta Electronics Inc                                                  144,900                                    409,519
Schneider Electric SA                                                   36,213                                  3,762,366
                                                                                                     ---------------------
                                                                                                                4,744,851
                                                                                                     ---------------------

                                                                                                     ---------------------
Printing - Commercial (0.04%)
De La Rue Plc                                                           13,149                                    155,736
Nissha Printing Co Ltd                                                   3,169                                    147,961
                                                                                                     ---------------------
                                                                                                                  303,697
                                                                                                     ---------------------
Property & Casualty Insurance (0.68%)
Admiral Group PLC                                                       17,825                                    315,997
Dongbu Insurance Co Ltd                                                 14,190                                    338,108
FBD Holdings Plc                                                           919                                     46,450
Meritz Fire & Marine Insurance Co Ltd                                   12,380                                     77,523
Northbridge Financial Corp                                               1,000                                     27,667
QBE Insurance Group Ltd                                                238,430                                  4,557,374
                                                                                                     ---------------------
                                                                                                                5,363,119
                                                                                                     ---------------------
Property Trust (0.00%)
Kiwi Income Property Trust                                              13,615                                     12,398
                                                                                                     ---------------------

Publishing - Periodicals (0.06%)
United Business Media PLC                                               25,598                                    338,820
Woongjin Thinkbig Co Ltd                                                 7,620                                    152,044
                                                                                                     ---------------------
                                                                                                                  490,864
                                                                                                     ---------------------
Real Estate Magagement & Services (0.34%)
Ardepro Co Ltd                                                             391                                    142,843
Arealink Co Ltd                                                             87                                     50,869
Arnest One Corp                                                          3,562                                     52,994
Atrium Co Ltd                                                              967                                     32,934
Daito Trust Construction Co Ltd                                         37,000                                  1,948,615
DTZ Holdings PLC                                                         6,810                                     81,566
IVG Immobilien AG                                                        6,744                                    244,546
Pierre & Vacances                                                          336                                     38,554
Sumitomo Real Estate Sales Co Ltd                                          918                                     85,253
TOSEI CORP                                                                  43                                     51,385
Wihlborgs Fastigheter AB                                                   659                                     11,681
                                                                                                     ---------------------
                                                                                                                2,741,240
                                                                                                     ---------------------
Real Estate Operator & Developer (3.09%)
British Land Co PLC                                                    113,138                                  3,225,917
Brixton PLC                                                              7,896                                     80,945
Brookfield Asset Management Inc (a)                                    129,059                                  5,890,559
Derwent Valley Holdings PLC                                              2,269                                     85,858
FKP Property Group                                                       6,214                                     29,141
Hammerson Plc                                                          134,891                                  3,465,406
Ho Bee Investment Ltd                                                   41,000                                     31,070
Huaku Construction Corp                                                176,000                                    357,715
IRSA Inversiones y Representaciones SA (a)                               1,271                                     18,264
Joint Corp                                                              56,678                                  2,225,418
Kowloon Development Co Ltd                                              31,000                                     58,412
Mapeley Ltd                                                                718                                     47,929
Mitsui Fudosan Co Ltd                                                  170,000                                  4,179,079
Riofisa SA (a)                                                           1,167                                     48,796
Shenzhen Investment Ltd                                              1,266,000                                    497,922
Shoei Co Ltd                                                             2,100                                     66,860
Sumitomo Realty & Development Co Ltd                                   122,000                                  4,040,459
TK Development (a)                                                       4,000                                     53,087
UOL Group Ltd                                                           21,000                                     53,945
Wheelock Properties S Ltd                                               18,000                                     25,315
Wing Tai Holdings Ltd                                                   57,578                                     75,802
                                                                                                     ---------------------
                                                                                                               24,557,899
                                                                                                     ---------------------

Recycling (0.02%)
Asahi Pretec Corp                                                        6,282                                    151,748
                                                                                                     ---------------------

REITS - Diversified (0.06%)
Dundee Real Estate Investment Trust                                      1,100                                     34,351
Unibail                                                                  1,996                                    434,622
                                                                                                     ---------------------
                                                                                                                  468,973
                                                                                                     ---------------------
REITS - Hotels (0.01%)
Legacy Hotels Real Estate Investment Trust                              13,760                                    112,738
                                                                                                     ---------------------

REITS - Office Property (0.00%)
Allied Properties Real Estate Investment Trust                             234                                      4,177
                                                                                                     ---------------------

Rental - Auto & Equipment (0.04%)
Boom Logistics Ltd                                                      24,298                                     78,032
Consumers' Waterheater Income Fund/The                                   3,454                                     49,570
Ramirent Oyj                                                             1,722                                     78,706
Sixt AG                                                                  1,568                                     75,450
                                                                                                     ---------------------
                                                                                                                  281,758
                                                                                                     ---------------------
Retail - Apparel & Shoe (0.52%)
Edgars Consolidated Stores Ltd                                          86,708                                    431,182
Inditex SA                                                              68,954                                  3,296,851
Just Group Ltd                                                          33,247                                    101,112
Lojas Renner SA                                                         22,330                                    279,804
Mothercare PLC                                                           1,878                                     12,446
                                                                                                     ---------------------
                                                                                                                4,121,395
                                                                                                     ---------------------
Retail - Automobile (0.00%)
European Motor Holdings Plc                                              1,038                                      8,815
Lookers Plc                                                              6,310                                     19,616
                                                                                                     ---------------------
                                                                                                                   28,431
                                                                                                     ---------------------
Retail - Building Products (0.01%)
DCM Japan Holdings Co Ltd                                                4,187                                     47,890
                                                                                                     ---------------------

Retail - Catalog Shopping (0.01%)
Belluna Co Ltd                                                           2,900                                     44,136
N Brown Group PLC                                                       10,766                                     54,464
                                                                                                     ---------------------
                                                                                                                   98,600
                                                                                                     ---------------------
Retail - Consumer Electronics (0.01%)
Joshin Denki Co Ltd (c)                                                 10,332                                     58,382
                                                                                                     ---------------------

Retail - Convenience Store (0.20%)
Alimentation Couche Tard Inc                                            67,900                                  1,612,583
                                                                                                     ---------------------

Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                                               1,790                                     45,989
                                                                                                     ---------------------

Retail - Jewelry (0.45%)
Folli - Follie SA                                                        1,388                                     41,810
Swatch Group AG                                                         17,841                                  3,521,297
                                                                                                     ---------------------
                                                                                                                3,563,107
                                                                                                     ---------------------
Retail - Mail Order (0.00%)
Takkt AG                                                                   492                                      7,693
                                                                                                     ---------------------

Retail - Major Department Store (0.75%)
Hyundai Department Store Co Ltd                                          4,088                                    342,330
Marks & Spencer Group PLC                                              434,257                                  5,437,323

Retail - Major Department Store
Parkson Retail Group Ltd                                                52,000                                    215,880
                                                                                                     ---------------------
                                                                                                                5,995,533
                                                                                                     ---------------------
Retail - Miscellaneous/Diversified (0.36%)
Aeon Co Ltd                                                            112,900                                  2,654,940
Izumi Co Ltd                                                             3,598                                    133,595
Macintosh Retail Group NV                                                1,023                                     33,531
Miller's Retail Ltd                                                     29,537                                     43,428
                                                                                                     ---------------------
                                                                                                                2,865,494
                                                                                                     ---------------------
Retail - Pubs (0.89%)
Mitchells & Butlers PLC                                                204,699                                  2,326,835
Punch Taverns PLC                                                      240,960                                  4,728,941
                                                                                                     ---------------------
                                                                                                                7,055,776
                                                                                                     ---------------------
Retail - Toy Store (0.01%)
JUMBO SA                                                                 2,592                                     44,728
                                                                                                     ---------------------

Retail - Video Rental (0.01%)
Geo Co Ltd                                                                  50                                    104,562
                                                                                                     ---------------------

Rubber - Tires (0.05%)
Continental AG                                                           3,272                                    365,797
                                                                                                     ---------------------

Satellite Telecommunications (0.02%)
Eutelsat Communications (a)                                              7,111                                    128,428
                                                                                                     ---------------------

Schools (0.02%)
MegaStudy Co Ltd                                                           890                                    108,156
Raffles Education Corp Ltd                                              13,167                                     22,493
                                                                                                     ---------------------
                                                                                                                  130,649
                                                                                                     ---------------------
Security Services (0.00%)
Garda World Security Corp (a)                                            1,152                                     21,746
                                                                                                     ---------------------

Semiconductor Component - Integrated Circuits (0.33%)
Advanced Semiconductor Engineering Inc (a)                             347,000                                    320,813
Holtek Semiconductor Inc                                               190,881                                    383,369
Powertech Technology Inc                                               110,000                                    316,507
Realtek Semiconductor Corp                                             431,000                                    572,766
Taiwan Semiconductor Manufacturing Co Ltd                              550,133                                  1,008,963
                                                                                                     ---------------------
                                                                                                                2,602,418
                                                                                                     ---------------------
Shipbuilding (0.09%)
Aker Yards AS                                                              792                                     57,272
Hyundai Heavy Industries                                                 2,878                                    423,056
VT Group PLC                                                            23,124                                    212,135
                                                                                                     ---------------------
                                                                                                                  692,463
                                                                                                     ---------------------
Soap & Cleaning Products (0.51%)
Reckitt Benckiser PLC                                                   92,589                                  4,027,989
                                                                                                     ---------------------

Steel - Producers (1.59%)
Angang Steel Co Ltd                                                    394,000                                    402,596
Boehler-Uddeholm AG                                                      2,676                                    165,927
China Steel Corp                                                       377,000                                    333,247
Evraz Group SA (b)                                                      22,207                                    575,161
Hyundai Steel Co                                                         3,078                                    109,275
IPSCO (a)                                                               23,699                                  2,182,394
Nippon Steel Corp                                                      783,000                                  3,181,324
Osaka Steel Co Ltd                                                       2,373                                     40,814

Steel - Producers
POSCO ADR (c)                                                           10,481                                    739,120
Salzgitter AG                                                           25,074                                  2,680,282
Schmolz + Bickenbach AG                                                    977                                     56,985
Tenaris SA ADR                                                          11,072                                    427,269
ThyssenKrupp AG                                                         46,219                                  1,713,126
                                                                                                     ---------------------
                                                                                                               12,607,520
                                                                                                     ---------------------
Steel - Specialty (0.01%)
Sanyo Special Steel Co Ltd                                              14,843                                     98,696
                                                                                                     ---------------------

Steel Pipe & Tube (0.61%)
Vallourec SA                                                            19,486                                  4,849,862
                                                                                                     ---------------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                                                     4,647                                     47,505
                                                                                                     ---------------------

Sugar (0.49%)
Tate & Lyle PLC                                                        258,153                                  3,879,779
                                                                                                     ---------------------

Telecommunication Equipment (0.10%)
COM DEV International Ltd (a)                                            1,537                                      8,642
Foxconn International Holdings Ltd (a)                                 187,968                                    624,527
Tandberg ASA                                                             9,400                                    108,501
Vtech Holdings Ltd                                                      10,000                                     50,255
                                                                                                     ---------------------
                                                                                                                  791,925
                                                                                                     ---------------------
Telecommunication Services (1.25%)
Digi.Com BHD                                                            76,907                                    250,566
StarHub Ltd                                                          1,174,367                                  1,681,815
Telekomunikasi Indonesia Tbk PT                                        213,000                                    196,346
Telenet Group Holding NV (a)                                             2,653                                     70,432
Telenor ASA                                                            302,100                                  4,768,700
TELUS Corp                                                              50,526                                  2,927,978
                                                                                                     ---------------------
                                                                                                                9,895,837
                                                                                                     ---------------------
Telephone - Integrated (1.56%)
BT Group PLC                                                           974,393                                  5,170,981
Carso Global Telecom SA de CV (a)                                      165,100                                    510,117
Royal KPN NV                                                           423,646                                  5,661,374
Telecom Egypt                                                          123,790                                    352,267
Telefonos de Mexico SA de CV ADR                                        17,145                                    452,457
Telkom SA Ltd                                                           12,891                                    238,781
                                                                                                     ---------------------
                                                                                                               12,385,977
                                                                                                     ---------------------
Television (0.35%)
BEC World PCL (a)(b)                                                   354,800                                    175,854
Carrere Group (a)                                                          513                                     13,613
Modern Times Group - B Shares                                           41,340                                  2,381,455
TVN SA (a)                                                               4,988                                    188,998
                                                                                                     ---------------------
                                                                                                                2,759,920
                                                                                                     ---------------------
Textile - Apparel (0.00%)
Descente Ltd                                                             2,000                                     10,140
                                                                                                     ---------------------

Tobacco (1.46%)
British American Tobacco PLC                                           184,602                                  5,031,207
Imperial Tobacco Group PLC                                             105,521                                  3,737,269
KT&G Corp                                                               45,709                                  2,823,460
                                                                                                     ---------------------
                                                                                                               11,591,936
                                                                                                     ---------------------
Tools - Hand Held (0.32%)
Hitachi Koki Co Ltd                                                     11,856                                    168,800
Tools - Hand Held
Hitachi Tool Engineering Ltd                                             1,618                                     23,686
Makita Corp                                                             79,500                                  2,361,487
                                                                                                     ---------------------
                                                                                                                2,553,973
                                                                                                     ---------------------
Toys (0.66%)
Nintendo Co Ltd                                                         25,500                                  5,206,436
                                                                                                     ---------------------

Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                                           2,224                                     51,160
                                                                                                     ---------------------

Transport - Marine (0.49%)
Compagnie Maritime Belge SA                                              1,034                                     38,141
Cosco Corp Singapore Ltd                                                56,603                                     69,793
Euronav NV                                                               1,151                                     35,479
Ezra Holdings Ltd                                                        8,000                                     20,139
Golden Ocean Group Ltd (a)                                              48,000                                     55,038
Jinhui Shipping & Transportation Ltd                                     8,668                                     33,527
Korea Line Corp                                                            520                                     22,794
Labroy Marine Ltd                                                      110,752                                    133,003
Mitsui OSK Lines Ltd                                                   282,000                                  2,346,891
Pacific Basin Shipping Ltd                                             368,000                                    236,496
Shinwa Kaiun Kaisha Ltd                                                 12,512                                     42,399
Sincere Navigation                                                     127,000                                    144,908
Smit Internationale NV                                                   1,020                                     49,003
STX Pan Ocean Co Ltd                                                   547,000                                    302,103
U-Ming Marine Transport Corp                                           289,000                                    338,441
Wan Hai Lines Ltd                                                            1                                          1
                                                                                                     ---------------------
                                                                                                                3,868,156
                                                                                                     ---------------------
Transport - Rail (1.01%)
Canadian National Railway (a)                                          110,200                                  5,261,904
Central Japan Railway Co                                                   260                                  2,796,295
                                                                                                     ---------------------
                                                                                                                8,058,199
                                                                                                     ---------------------
Transport - Services (0.04%)
Firstgroup Plc                                                          28,712                                    294,201
                                                                                                     ---------------------

Transport - Truck (0.00%)
Norbert Dentressangle                                                      111                                      9,209
                                                                                                     ---------------------

Vitamins & Nutrition Products (0.01%)
Natraceutical SA (a)                                                    30,213                                     71,341
                                                                                                     ---------------------

Water (0.26%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)                    751,239                                     90,479
Kelda Group Plc                                                        117,522                                  1,941,067
                                                                                                     ---------------------
                                                                                                                2,031,546
                                                                                                     ---------------------
Web Portals (0.09%)
LG Dacom Corp                                                           25,230                                    586,433
So-net Entertainment Corp (a)                                               13                                     25,854
United Internet AG                                                       5,388                                     82,249
                                                                                                     ---------------------
                                                                                                                  694,536
                                                                                                     ---------------------
Wire & Cable Products (0.07%)
Draka Holding (a)                                                          792                                     17,185
Leoni AG                                                                 3,776                                    143,766
LS Cable Ltd                                                             9,068                                    381,122
                                                                                                     ---------------------
                                                                                                                  542,073
                                                                                                     ---------------------
TOTAL COMMON STOCKS                                                                               $           773,060,880
                                                                                                     ---------------------

PREFERRED STOCKS (0.57%)
Airlines (0.05%)
Tam SA                                                                  13,581                                    413,528
                                                                                                     ---------------------

Commercial Banks (0.03%)
Banco Bradesco SA - Rights (a)                                             288                                      2,867
Banco Bradesco SA                                                        5,485                                    195,207
                                                                                                     ---------------------
                                                                                                                  198,074
                                                                                                     ---------------------
Dialysis Centers (0.04%)
Fresenius AG                                                             1,788                                    334,332
                                                                                                     ---------------------

Diversified Minerals (0.07%)
Cia Vale do Rio Doce                                                    24,040                                    518,805
                                                                                                     ---------------------

Diversified Operations (0.09%)
Bradespar SA (a)                                                        14,100                                    547,249
Investimentos Itau SA (a)                                               44,000                                    200,037
                                                                                                     ---------------------
                                                                                                                  747,286
                                                                                                     ---------------------
Electric - Distribution (0.05%)
Eletropaulo Metropolitana de Sao Paulo (a)                           9,340,000                                    406,277
                                                                                                     ---------------------

Electric - Integrated (0.06%)
Cia Energetica de Minas Gerais                                      11,900,000                                    514,294
                                                                                                     ---------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                                  1,240                                      6,887
                                                                                                     ---------------------

Paper & Related Products (0.05%)
Aracruz Celulose SA (a)                                                 71,685                                    395,642
                                                                                                     ---------------------

Steel - Producers (0.09%)
Gerdau SA                                                               24,503                                    359,866
Usinas Siderurgicas de Minas Gerais SA                                  10,700                                    364,341
                                                                                                     ---------------------
                                                                                                                  724,207
                                                                                                     ---------------------
Television (0.04%)
ProSiebenSat.1 Media AG                                                 10,106                                    291,385
                                                                                                     ---------------------
TOTAL PREFERRED STOCKS                                                                            $             4,550,717
                                                                                                     ---------------------
                                                                    Principal
                                                                     Amount                                 Value
                                                                   ------------ -------------------- ---------------------
SHORT TERM INVESTMENTS (1.91%)
Commercial Paper (1.91%)
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                   15,149,891                                 15,149,891
                                                                                                     ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $            15,149,891
                                                                                                     ---------------------
MONEY MARKET FUNDS (0.87%)
Money Center Banks (0.87%)
BNY Institutional Cash Reserve Fund (e)                              6,921,000                                  6,921,000
                                                                                                     ---------------------
TOTAL MONEY MARKET FUNDS                                                                          $             6,921,000
                                                                                                     ---------------------
Total Investments                                                                                 $           799,682,488
Liabilities in Excess of Other Assets, Net - (0.75)%                                                          (5,957,871)
                                                                                                     ---------------------
TOTAL NET ASSETS - 100.00%                                                                        $           793,724,617
                                                                                                     =====================
                                                                                                     ---------------------

                                                                                                     =====================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,564,006 or 0.45% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,320,102 or 0.17% of net assets.


       (e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $   129,693,317
Unrealized Depreciation                                   (6,144,643)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                123,548,674
Cost for federal income tax purposes                      676,105,822


Portfolio Summary (unaudited)
----------------------------------------------------------------------
Country                                                       Percent
----------------------------------------------------------------------
Japan                                                          20.69%
United Kingdom                                                 19.03%
Switzerland                                                     8.26%
France                                                          7.72%
Canada                                                          6.07%
Germany                                                         5.99%
Netherlands                                                     3.65%
Spain                                                           3.48%
United States                                                   2.78%
Australia                                                       2.73%
Korea, Republic Of                                              2.33%
Italy                                                           2.12%
Ireland                                                         1.85%
Belgium                                                         1.79%
Hong Kong                                                       1.61%
Norway                                                          1.15%
Sweden                                                          1.14%
Taiwan, Province Of China                                       1.11%
Brazil                                                          1.05%
Russian Federation                                              1.03%
Greece                                                          0.80%
Mexico                                                          0.71%
China                                                           0.64%
Finland                                                         0.61%
South Africa                                                    0.61%
India                                                           0.51%
Singapore                                                       0.28%
Malaysia                                                        0.15%
Indonesia                                                       0.12%
Thailand                                                        0.12%
Austria                                                         0.11%
Turkey                                                          0.10%
Czech Republic                                                  0.07%
Israel                                                          0.07%
Denmark                                                         0.06%
Poland                                                          0.06%
Luxembourg                                                      0.05%
Egypt                                                           0.04%
Philippines                                                     0.02%
Bermuda                                                         0.01%
Guernsey                                                        0.01%
Portugal                                                        0.01%
Morocco                                                         0.01%
Argentina                                                       0.00%
New Zealand                                                     0.00%
Liabilities in Excess of Other Assets, Net                   (-0.75%)
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================


Schedule of Investments
October 31, 2006
Government & High Quality Bond Fund
                                                                    Principal
                                                                     Amount                                 Value
                                                                   ------------ -------------------- ---------------------
BONDS (71.01%)
Asset Backed Securities (7.91%)
Argent Securities Inc
5.44%, 4/25/2036 (a)(b)                                         $    5,500,000                    $             5,501,375
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (b)                                                   366,967                                    368,024
5.55%, 12/25/2033 (b)                                                  956,675                                    957,910
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (b)                                                   825,868                                    826,570
5.60%, 9/25/2033 (b)                                                   700,032                                    700,295
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036                                                     2,000,000                                  2,001,274
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (b)                                                   850,000                                    851,593
Long Beach Mortgage Loan Trust
5.43%, 10/25/2036 (a)                                                2,000,000                                  2,000,000
Park Place Securities Inc
5.68%, 1/25/2033 (b)                                                 1,373,222                                  1,374,319
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (b)                                                 4,000,000                                  4,002,240
SACO I Inc
5.46%, 6/25/2036 (a)(b)                                              2,457,137                                  2,457,125
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                              5,000,000                                  5,002,025
Structured Asset Investment Loan Trust
5.64%, 11/25/2034 (a)(b)                                             2,350,752                                  2,351,956
5.54%, 1/25/2036 (a)(b)                                              2,275,000                                  2,279,648
                                                                                                     ---------------------
                                                                                                               30,674,354
                                                                                                     ---------------------
Credit Card Asset Backed Securities (0.26%)
Discover Card Master Trust I
5.34%, 5/15/2011 (b)                                                 1,000,000                                    999,994
                                                                                                     ---------------------

Federal & Federally Sponsored Credit (1.89%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                     4,500,000                                  4,403,961
4.48%, 8/24/2012                                                     3,000,000                                  2,935,521
                                                                                                     ---------------------
                                                                                                                7,339,482
                                                                                                     ---------------------
Finance - Mortgage Loan/Banker (32.12%)
Fannie Mae
5.25%, 8/ 1/2012 (c)                                                11,800,000                                 11,884,783
5.62%, 10/25/2018 (b)                                                  792,030                                    794,456
5.00%, 8/25/2026                                                     3,555,840                                  3,533,872
6.63%, 11/15/2030 (c)                                                1,300,000                                  1,568,742
5.52%, 4/25/2034 (b)                                                 6,529,792                                  6,528,780
0.49%, 3/25/2036                                                    36,874,303                                    764,331
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                     4,250,000                                  4,349,985
5.34%, 4/25/2012                                                     5,000,000                                  5,080,860
5.41%, 5/25/2035 (b)                                                 2,987,119                                  2,965,791
5.40%, 7/25/2035 (b)                                                 3,001,481                                  3,002,097
5.47%, 9/25/2035 (b)                                                 5,750,000                                  5,760,304
5.81%, 11/28/2035 (a)(b)                                             1,279,637                                  1,279,826

Finance - Mortgage Loan/Banker
Fannie Mae Whole Loan
5.47%, 5/25/2035 (b)                                                 3,088,524                                  3,093,592
Federal Home Loan Bank System
2.45%, 3/23/2007 (d)                                                 9,000,000                                  8,899,398
2.63%, 5/15/2007                                                     9,500,000                                  9,368,026
5.46%, 11/27/2015 (e)                                                3,320,302                                  3,325,340
Freddie Mac
4.25%, 4/ 5/2007                                                     8,500,000                                  8,460,628
5.75%, 6/27/2016                                                     2,400,000                                  2,505,216
4.50%, 7/15/2017                                                     4,900,000                                  4,761,158
5.62%, 6/15/2018 (b)                                                 4,719,463                                  4,731,777
5.72%, 7/15/2023 (b)                                                 4,705,251                                  4,716,224
5.52%, 4/15/2030 (b)                                                 6,530,269                                  6,530,210
5.72%, 9/15/2033 (b)                                                   403,695                                    405,637
Ginnie Mae
1.85%, 10/16/2012 (b)                                               85,438,849                                  4,203,933
5.08%, 1/16/2030 (b)                                                 1,690,558                                  1,686,284
0.97%, 6/17/2045 (b)                                                38,865,766                                  2,181,808
0.49%, 11/16/2045                                                    4,288,942                                    245,679
SLM Student Loan Trust
5.47%, 10/25/2016 (b)                                                6,625,000                                  6,631,360
5.58%, 9/17/2018 (b)                                                 5,300,000                                  5,321,497
                                                                                                     ---------------------
                                                                                                              124,581,594
                                                                                                     ---------------------
Home Equity - Other (9.41%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                              2,600,000                                  2,601,076
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                             3,719,735                                  3,722,079
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                              3,577,398                                  3,580,922
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (b)                                                   902,914                                    904,362
Encore Credit Receivables Trust
5.52%, 2/25/2035 (b)                                                   622,697                                    622,936
First NLC Trust
5.55%, 5/25/2035 (b)                                                 3,430,174                                  3,432,136
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                              5,400,000                                  5,421,130
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                              5,250,000                                  5,260,642
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                              3,125,000                                  3,128,178
Residential Asset Securities Corp
5.48%, 7/25/2035 (b)                                                 4,800,000                                  4,802,213
Soundview Home Equity Loan Trust
5.42%, 7/25/2036 (b)                                                 3,000,000                                  2,999,985
                                                                                                     ---------------------
                                                                                                               36,475,659
                                                                                                     ---------------------
Mortgage Backed Securities (19.42%)
Banc of America Commercial Mortgage Inc
1.06%, 11/10/2038 (b)                                                2,750,310                                     85,507
0.27%, 3/11/2041 (b)(f)                                             27,733,140                                    249,321
4.73%, 7/10/2043 (b)                                                 3,500,000                                  3,355,229
Banc of America Funding Corp
5.41%, 7/20/2036 (a)(b)                                              3,372,579                                  3,367,240
5.61%, 7/20/2036 (a)                                                 1,937,715                                  1,937,715
Bear Stearns Commercial Mortgage Securities
1.05%, 2/11/2041 (b)(f)                                             11,386,778                                    383,142

Mortgage Backed Securities
Bear Stearns Mortgage Funding Trust
5.54%, 7/25/2036 (a)(b)(e)                                           3,974,516                                  3,974,516
Countrywide Alternative Loan Trust
5.62%, 5/25/2035 (b)                                                   636,151                                    636,993
CS First Boston Mortgage Securities Corp
0.47%, 11/15/2036 (b)(f)                                            12,327,318                                    516,749
0.21%, 1/15/2037 (b)(f)                                             12,714,775                                    317,348
GE Capital Commercial Mortgage Corp
5.33%, 11/10/2045 (b)(c)                                             5,000,000                                  5,037,885
G-Force LLC
5.62%, 12/25/2039 (b)(f)                                             2,800,000                                  2,799,966
Greenpoint Mortgage Funding Trust
5.62%, 6/25/2045 (b)                                                   440,873                                    442,391
Greenwich Capital Commercial Funding Corp
0.34%, 6/10/2036 (b)(f)                                             19,318,329                                    217,003
5.22%, 4/10/2037                                                     5,000,000                                  4,979,955
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                   30,500,000                                  1,398,711
Impac CMB Trust
5.63%, 4/25/2035 (a)(b)                                              1,506,535                                  1,508,092
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (b)                                                2,425,000                                  2,427,432
Indymac Index Mortgage Loan Trust
5.65%, 4/25/2035 (b)                                                   652,007                                    655,118
JP Morgan Chase Commercial Mortgage Securities
0.34%, 9/12/2037 (b)                                               105,809,331                                  1,517,623
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (b)                                                3,000,000                                  2,994,579
5.34%, 4/25/2036 (b)                                                 1,811,187                                  1,809,012
5.98%, 8/25/2036 (b)(e)                                              2,400,000                                  2,450,064
6.00%, 8/25/2036 (b)(e)                                              3,599,820                                  3,610,548
5.58%, 10/25/2036 (e)                                                4,725,000                                  4,721,126
LB-UBS Commercial Mortgage Trust
5.90%, 6/15/2038 (b)                                                 2,550,000                                  2,678,196
0.76%, 7/15/2040 (b)                                               116,297,002                                  3,663,239
Merrill Lynch Mortgage Trust
5.66%, 5/12/2039 (b)                                                 2,550,000                                  2,633,158
0.58%, 5/12/2043                                                    54,205,681                                  1,447,237
Morgan Stanley Capital I
0.37%, 8/13/2042                                                   183,242,431                                  3,619,404
Wachovia Bank Commercial Mortgage Trust
0.27%, 3/15/2042 (b)(f)                                             33,103,640                                    400,422
0.64%, 5/15/2044 (b)(f)                                            103,868,503                                  2,701,724
WAMU Alternative Mortgage Pass-Through Certificates
5.60%, 6/25/2046 (a)(b)                                              5,151,786                                  5,155,269
Washington Mutual Inc
5.79%, 7/25/2044 (a)(b)                                                538,046                                    541,989
5.55%, 4/25/2045 (b)                                                 1,086,828                                  1,089,885
                                                                                                     ---------------------
                                                                                                               75,323,788
                                                                                                     ---------------------
TOTAL BONDS                                                                                       $           275,394,871
                                                                                                     ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (64.20%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.77%)
5.00%, 10/ 1/2025                                                    1,389,035                                  1,355,437
5.00%, 11/ 1/2036 (g)                                                2,265,000                                  2,187,850
5.50%, 11/ 1/2036 (g)                                               16,520,000                                 16,334,150
6.00%, 11/ 1/2036 (g)                                                6,030,000                                  6,069,569
6.50%, 11/ 1/2036 (g)                                                3,310,000                                  3,374,131
4.50%, 6/ 1/2011                                                     2,861,809                                  2,820,845

Federal Home Loan Mortgage Corporation (FHLMC)
6.50%, 6/ 1/2017                                                       360,253                                    367,963
6.00%, 7/ 1/2017                                                       142,716                                    144,882
5.50%, 4/ 1/2018                                                       989,783                                    992,690
5.50%, 12/ 1/2018                                                        3,617                                      3,628
5.00%, 1/ 1/2019                                                     2,029,145                                  2,002,068
6.00%, 1/ 1/2021                                                       432,491                                    438,788
6.50%, 8/ 1/2022                                                       501,845                                    516,227
6.00%, 6/ 1/2028                                                       113,766                                    115,179
5.50%, 1/ 1/2029                                                        34,754                                     34,558
5.50%, 3/ 1/2029                                                        19,081                                     18,980
6.50%, 3/ 1/2029                                                        68,013                                     69,847
8.00%, 8/ 1/2030                                                         5,097                                      5,361
8.00%, 11/ 1/2030                                                        5,379                                      5,658
7.50%, 12/ 1/2030                                                       29,075                                     30,277
7.00%, 1/ 1/2031                                                        16,507                                     17,043
7.50%, 2/ 1/2031                                                        17,842                                     18,580
6.50%, 6/ 1/2031                                                         7,818                                      8,017
6.00%, 10/ 1/2031                                                       55,543                                     56,119
6.00%, 2/ 1/2032                                                       147,299                                    148,828
6.50%, 2/ 1/2032                                                       200,106                                    205,163
6.50%, 4/ 1/2032                                                       110,196                                    112,937
7.50%, 4/ 1/2032                                                       150,609                                    156,163
6.50%, 8/ 1/2032                                                       493,710                                    505,988
5.00%, 12/ 1/2032                                                    1,060,884                                  1,027,971
5.50%, 5/ 1/2033                                                       691,050                                    685,353
5.50%, 10/ 1/2033                                                      269,018                                    266,800
5.50%, 12/ 1/2033                                                    6,099,075                                  6,048,794
6.00%, 8/ 1/2036                                                     4,442,374                                  4,472,654
6.18%, 10/ 1/2032 (b)                                                   42,223                                     42,478
5.66%, 9/ 1/2033 (b)                                                   496,182                                    503,048
4.69%, 8/ 1/2035 (b)                                                 2,291,164                                  2,237,654
                                                                                                     ---------------------
                                                                                                               53,401,678
                                                                                                     ---------------------
Federal National Mortgage Association (FNMA) (26.47%)
5.00%, 11/ 1/2036 (g)                                               28,010,000                                 27,038,389
5.50%, 11/ 1/2036 (g)                                               15,885,000                                 15,696,366
6.00%, 11/ 1/2036 (g)                                               16,755,000                                 16,854,491
6.50%, 11/ 1/2036 (g)                                                3,605,000                                  3,673,719
6.00%, 5/ 1/2009                                                        68,951                                     69,099
4.50%, 3/ 1/2010                                                       162,394                                    159,543
6.50%, 4/ 1/2010                                                        22,224                                     22,523
6.50%, 6/ 1/2016                                                        45,639                                     46,631
6.00%, 1/ 1/2017                                                       126,822                                    128,918
6.00%, 4/ 1/2017                                                       163,861                                    166,573
5.50%, 9/ 1/2017                                                       682,285                                    684,548
5.00%, 1/ 1/2018                                                       804,319                                    794,158
5.50%, 3/ 1/2018                                                       503,992                                    505,664
5.00%, 4/ 1/2019                                                       723,793                                    713,859
5.50%, 6/ 1/2019                                                       334,646                                    335,382
5.50%, 7/ 1/2019                                                     1,088,133                                  1,090,525
5.50%, 8/ 1/2019                                                       881,866                                    883,804
5.50%, 9/ 1/2019                                                       653,122                                    654,558
7.00%, 5/ 1/2022                                                       130,539                                    135,189
6.00%, 12/ 1/2022                                                      249,520                                    253,292
5.00%, 1/ 1/2026                                                     1,977,483                                  1,928,139
5.50%, 6/ 1/2026                                                     1,955,546                                  1,946,861
7.50%, 1/ 1/2031                                                        12,946                                     13,488
7.50%, 5/ 1/2031                                                        15,296                                     15,936
6.50%, 9/ 1/2031                                                       122,487                                    125,556

Federal National Mortgage Association (FNMA)
6.00%, 12/ 1/2031                                                      206,173                                    208,169
6.50%, 12/ 1/2031                                                       29,572                                     30,313
7.00%, 2/ 1/2032                                                       105,599                                    109,045
6.50%, 4/ 1/2032                                                        94,290                                     96,592
7.00%, 4/ 1/2032                                                       157,363                                    162,404
7.50%, 8/ 1/2032                                                       162,808                                    169,325
6.00%, 11/ 1/2032                                                      174,826                                    176,407
4.51%, 3/ 1/2033                                                     2,595,150                                  2,575,001
5.50%, 9/ 1/2033                                                     3,216,494                                  3,187,178
4.70%, 11/ 1/2033 (b)                                                  267,975                                    273,890
5.14%, 12/ 1/2033 (b)                                                1,020,585                                  1,005,807
4.88%, 9/ 1/2034 (b)                                                 4,223,885                                  4,168,434
4.73%, 2/ 1/2035 (b)                                                 5,380,018                                  5,279,454
4.95%, 3/ 1/2035 (b)                                                 1,687,406                                  1,669,906
5.09%, 8/ 1/2035                                                     5,801,624                                  5,767,145
5.72%, 2/ 1/2036 (b)                                                   691,298                                    690,648
5.79%, 6/ 1/2036 (b)(e)                                                385,559                                    385,920
6.50%, 8/ 1/2036                                                     2,743,648                                  2,796,644
                                                                                                     ---------------------
                                                                                                              102,689,493
                                                                                                     ---------------------
Government National Mortgage Association (GNMA) (4.29%)
5.00%, 11/ 1/2036 (g)                                                1,525,000                                  1,486,875
5.50%, 11/ 1/2036 (g)                                                1,540,000                                  1,533,263
6.50%, 7/15/2008                                                        31,055                                     31,173
6.50%, 10/15/2008                                                       26,919                                     27,022
6.50%, 3/15/2009                                                        30,636                                     30,753
5.50%, 12/15/2013                                                       36,932                                     37,167
5.50%, 1/15/2014                                                       318,354                                    320,419
5.50%, 2/15/2014                                                       183,678                                    184,870
5.50%, 3/15/2014                                                       299,187                                    301,128
8.00%, 8/15/2016                                                        87,903                                     92,469
8.00%, 9/15/2016                                                         3,022                                      3,179
8.00%, 12/15/2016                                                       17,732                                     18,654
7.50%, 4/15/2017                                                       173,254                                    179,712
8.00%, 4/15/2017                                                        68,563                                     72,284
7.50%, 5/15/2017                                                        17,480                                     18,131
8.00%, 5/15/2017                                                        51,689                                     54,495
8.00%, 6/15/2017                                                        55,837                                     58,868
8.00%, 7/15/2017                                                        11,584                                     12,213
7.50%, 7/15/2018                                                        41,459                                     43,057
7.50%, 12/15/2021                                                      124,382                                    129,542
7.50%, 2/15/2022                                                        58,696                                     61,176
8.00%, 2/15/2022                                                        81,885                                     86,828
7.50%, 3/15/2022                                                        58,193                                     60,651
7.50%, 4/15/2022                                                       118,846                                    123,867
7.50%, 5/15/2022                                                        84,433                                     88,000
7.50%, 7/15/2022                                                        70,682                                     73,668
7.50%, 8/15/2022                                                       363,335                                    378,683
7.00%, 11/15/2022                                                      277,501                                    286,695
7.50%, 11/15/2022                                                       80,141                                     83,527
7.00%, 12/15/2022                                                      266,329                                    275,153
7.00%, 1/15/2023                                                       162,654                                    168,135
7.00%, 2/15/2023                                                       483,950                                    500,256
7.50%, 2/15/2023                                                        54,391                                     56,725
7.00%, 3/15/2023                                                        73,315                                     75,786
7.50%, 5/15/2023                                                       138,074                                    143,999
7.50%, 6/15/2023                                                        25,080                                     26,156
7.00%, 7/15/2023                                                       250,532                                    258,973
7.00%, 8/15/2023                                                       105,522                                    109,078

Government National Mortgage Association (GNMA)
6.50%, 9/15/2023                                                       304,709                                    313,650
6.00%, 10/15/2023                                                      343,450                                    348,579
6.50%, 10/15/2023                                                      150,969                                    155,399
7.00%, 10/15/2023                                                       67,404                                     69,675
7.50%, 10/15/2023                                                       26,370                                     27,502
6.00%, 11/15/2023                                                      352,570                                    357,835
6.50%, 11/15/2023                                                       30,751                                     31,653
7.50%, 11/15/2023                                                      113,308                                    118,170
6.00%, 12/15/2023                                                      241,133                                    244,734
6.50%, 12/15/2023                                                      572,360                                    589,155
7.00%, 12/15/2023                                                      142,759                                    147,569
6.00%, 1/15/2024                                                       151,263                                    153,582
6.50%, 1/15/2024                                                       609,899                                    628,247
6.00%, 2/15/2024                                                       333,510                                    338,623
6.00%, 3/15/2024                                                        55,402                                     56,252
6.50%, 3/15/2024                                                        36,508                                     37,606
6.50%, 4/15/2024                                                        86,771                                     89,381
6.50%, 7/15/2024                                                       277,679                                    285,828
7.50%, 8/15/2024                                                        23,736                                     24,769
7.25%, 9/15/2025                                                        86,456                                     89,613
6.50%, 10/15/2025                                                       91,495                                     94,309
6.50%, 1/15/2026                                                        48,191                                     49,703
7.00%, 1/15/2026                                                        62,517                                     64,714
6.50%, 3/15/2026                                                        87,497                                     90,242
7.00%, 5/15/2026                                                         9,524                                      9,858
7.00%, 1/15/2027                                                        73,203                                     75,799
7.00%, 3/15/2027                                                        41,739                                     43,219
7.50%, 4/15/2027                                                        14,865                                     15,532
7.50%, 5/15/2027                                                        96,623                                    100,963
7.50%, 6/15/2027                                                        58,536                                     61,166
7.00%, 11/15/2027                                                      157,347                                    162,926
7.00%, 12/15/2027                                                      127,887                                    132,421
6.50%, 2/15/2028                                                        45,868                                     47,299
7.00%, 4/15/2028                                                       116,031                                    120,008
8.00%, 12/15/2030                                                       33,916                                     35,946
7.00%, 5/15/2031                                                        53,584                                     55,438
6.50%, 7/15/2031                                                        14,590                                     15,027
7.00%, 7/15/2031                                                        15,732                                     16,273
7.00%, 9/15/2031                                                        16,725                                     17,300
6.50%, 10/15/2031                                                       89,845                                     92,537
7.00%, 2/15/2032                                                        31,614                                     32,697
6.50%, 7/15/2032                                                       130,008                                    133,871
6.00%, 8/15/2032                                                       518,454                                    526,434
6.00%, 9/15/2032                                                       464,064                                    471,207
6.00%, 2/15/2033                                                       130,860                                    132,822
6.00%, 1/20/2024                                                        65,036                                     65,830
6.00%, 4/20/2024                                                       118,190                                    119,633
6.50%, 4/20/2024                                                        69,402                                     71,273
6.00%, 5/20/2024                                                       139,551                                    141,255
6.00%, 10/20/2024                                                       60,477                                     61,216
6.00%, 9/20/2025                                                        72,484                                     73,396
6.00%, 11/20/2025                                                       58,763                                     59,502
6.50%, 7/20/2026                                                        33,684                                     34,635
6.00%, 10/20/2028                                                       71,618                                     72,574
6.50%, 10/20/2028                                                       60,268                                     61,961
5.50%, 5/20/2035                                                     1,696,296                                  1,684,361
                                                                                                     ---------------------
                                                                                                               16,643,799
                                                                                                     ---------------------

U.S. Treasury (13.00%)
4.13%, 8/15/2010 (c)                                                15,000,000                                 14,766,210
4.25%, 10/15/2010 (c)                                                9,750,000                                  9,636,120
4.25%, 8/15/2014 (c)                                                 3,000,000                                  2,932,617
4.13%, 5/15/2015 (c)                                                 8,750,000                                  8,460,498
4.25%, 8/15/2015 (c)                                                 1,700,000                                  1,657,235
6.88%, 8/15/2025 (c)                                                 6,750,000                                  8,454,375
6.13%, 8/15/2029                                                       500,000                                    592,070
5.38%, 2/15/2031 (c)                                                 3,600,000                                  3,908,531
                                                                                                     ---------------------
                                                                                                               50,407,656
                                                                                                     ---------------------
U.S. Treasury Inflation-Indexed Obligations (3.74%)
3.88%, 1/15/2009 (c)                                                 8,703,030                                  8,888,309
3.00%, 7/15/2012 (c)                                                 5,443,392                                  5,611,157
                                                                                                     ---------------------
                                                                                                               14,499,466
                                                                                                     ---------------------
U.S. Treasury Strip (2.93%)
0.00%, 11/15/2015 (c)(h)                                             4,000,000                                  2,640,048
0.00%, 5/15/2020 (h)                                                13,800,000                                  7,212,874
0.00%, 8/15/2025 (h)                                                 3,750,000                                  1,515,682
                                                                                                     ---------------------
                                                                                                               11,368,604
                                                                                                     ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                             $           249,010,696
                                                                                                     ---------------------
SHORT TERM INVESTMENTS (4.47%)
Commercial Paper (4.47%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                  15,732,994                                 15,732,994
Societe Generale North America Inc
5.24%, 11/ 1/2006 (a)                                                1,000,000                                  1,000,000
Total Capital
5.29%, 11/ 1/2006 (a)                                                  600,000                                    600,000
                                                                                                     ---------------------
                                                                                                               17,332,994
                                                                                                     ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $            17,332,994
                                                                                                     ---------------------
MONEY MARKET FUNDS (6.21%)
Money Center Banks (6.21%)
BNY Institutional Cash Reserve Fund (a)                             24,104,000                                 24,104,000
                                                                                                     ---------------------
TOTAL MONEY MARKET FUNDS                                                                          $            24,104,000
                                                                                                     ---------------------
Total Investments                                                                                 $           565,842,561
Liabilities in Excess of Other Assets, Net - (45.89)%                                                       (177,988,156)
                                                                                                     ---------------------
TOTAL NET ASSETS - 100.00%                                                                        $           387,854,405
                                                                                                     =====================
                                                                                                     ---------------------

                                                                                                     =====================

(a)  Security was purchased with the cash proceeds from securities loans.

(b)  Variable Rate

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $291,702 or 0.08% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,467,514 or 4.76% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,585,675 or 1.96% of net assets.


(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $             1,990,553
Unrealized Depreciation                                      (3,261,765)
                                                    ---------------------
Net Unrealized Appreciation (Depreciation)                   (1,271,212)
Cost for federal income tax purposes                         567,113,773



                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                   Unrealized
                                                   Notional      Appreciation/
Description                                         Amount       (Depreciation)
-------------------------------------------------------------------------------
Receive semi-annually a fixed rate of 5.40% and
pay quarterly a floating rate
based on 3-month LIBOR to Morgan                     $1,500,000      $ 33,524
Stanley. Expires October 2036.

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                    Unrealized
                                                        Notional  Appreciation/
Description                                              Amount   (Depreciation)
------------------------------------------------------- ------------------------
Receive a monthly return equal to a 4.50% 15 year
Fannie Mae Obligation and pay monthly a floating rate
based on  1-month LIBOR less 40 basis points with UBS AG.
Expires March 2007.                                       $ 10,689,440  $ 76,109


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR with Morgan Stanley.  Expires November 2006.   2,400,000     3,561



                          SCHEDULE OF FUTURES CONTRACTS

                                                               Current       Unrealized
                                    Number      Original        Market     Appreciation/
                                       of
Type                                Contracts     Value         Value      (Depreciation)
----------------------------------- --------- -------------- ----- ---------------
Buy:
90 Day Euro Dollar; December 2006     125       $29,567,025  $29,573,438          $6,413
90 Day Euro Dollar; June 2008          89        21,143,063   21,196,463          53,400
U.S. 2 Year Note; December 2006        95        19,377,031   19,418,594          41,563
Sell:
90 Day Euro Dollar; June 2007          89        21,097,450   21,126,375        (28,925)
90 Day Euro Dollar; March 2007        125        29,590,625   29,618,750        (28,125)
U.S. 10 Year Note; December 2006      202        21,639,695   21,860,188       (220,493)
U.S. 5 Year Note; December 2006       150        15,786,410   15,834,375        (47,965)

Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Mortgage Securities                                   82.55%
Government                                            33.48%
Asset Backed Securities                               23.24%
Financial                                              6.47%
Energy                                                 0.15%
Liabilities in Excess of Other Assets, Net         (-45.89%)
                                            -----------------
TOTAL NET ASSETS                                     100.00%
                                            =================

Other Assets Summary (unaudited)
----------------------------------------------
Asset Type                            Percent
----------------------------------------------
Futures                                40.90%
Interest Rate Swaps                     0.01%
Total Return Swaps                      0.02%


Schedule of Investments
October 31, 2006
High Quality Intermediate-Term Bond Fund
                                                                                             Principal
                                                                                              Amount                Value
                                                                                             ---------- --- -----------------------
BONDS (83.16%)
Aerospace & Defense Equipment (0.14%)
Goodrich Corp
6.80%, 7/ 1/2036                                                                          $    160,000   $                 170,660
United Technologies Corp
6.10%, 5/15/2012                                                                                15,000                      15,684
                                                                                                            -----------------------
                                                                                                                           186,344
                                                                                                            -----------------------
Agricultural Operations (0.48%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032                                                                               10,000                      10,274
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                              265,000                     258,937
5.88%, 5/15/2013 (a)                                                                           300,000                     300,209
5.10%, 7/15/2015                                                                               100,000                      94,185
                                                                                                            -----------------------
                                                                                                                           663,605
                                                                                                            -----------------------
Appliances (0.07%)
Whirlpool Corp
5.89%, 6/15/2009 (b)                                                                           100,000                     100,205
                                                                                                            -----------------------

Asset Backed Securities (9.89%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (b)                                                                            79,425                      79,500
5.55%, 7/25/2035 (b)                                                                           120,943                     121,097
Argent Securities Inc
5.47%, 7/25/2036 (c)                                                                           650,000                     650,539
Carrington Mortgage Loan Trust
5.58%, 1/25/2035 (b)                                                                           105,807                     105,868
5.60%, 12/25/2035 (b)(c)                                                                       800,000                     801,436
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%, 9/25/2033 (b)                                                                           120,000                     120,344
5.55%, 12/25/2033 (b)                                                                           26,685                      26,720
Citigroup Mortgage Loan Trust Inc
5.42%, 7/25/2035 (b)                                                                            37,105                      37,107
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (b)                                                                           325,000                     329,332
5.61%, 2/25/2036 (b)(c)                                                                        800,000                     801,442
5.57%, 3/25/2036 (c)                                                                           675,000                     676,394
5.57%, 4/25/2036 (b)(c)                                                                      1,550,000                   1,553,649
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (b)                                                                          213,903                     213,994
First Franklin Mortgage Loan Asset Backed Certificates
5.59%, 9/25/2035 (c)                                                                           925,000                     927,008
5.56%, 11/25/2035 (c)                                                                          925,000                     927,367
5.39%, 3/25/2036 (b)(c)                                                                        587,955                     588,094
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (b)(d)                                                                        176,694                     176,339
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (b)                                                                           300,000                     300,562
Great America Leasing Receivables
5.39%, 9/15/2011 (d)(e)                                                                         90,000                      90,000
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (b)(c)                                                                        525,000                     525,424

Asset Backed Securities
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (b)                                                                            40,000                      40,154
5.59%, 6/25/2035 (b)                                                                           225,000                     225,241
5.44%, 7/25/2035 (b)                                                                            34,378                      34,380
5.43%, 10/25/2036 (c)                                                                          800,000                     800,000
Merrill Lynch Mortgage Investors Inc
5.88%, 1/25/2035 (b)                                                                            44,965                      44,990
Morgan Stanley ABS Capital I
5.58%, 7/25/2035 (b)                                                                           180,000                     180,270
MSDWCC Heloc Trust
5.51%, 7/25/2017 (b)                                                                           104,097                     104,174
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (b)                                                                            46,372                      46,380
Park Place Securities Inc
5.54%, 1/25/2036 (b)                                                                            73,481                      73,536
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (b)                                                                          275,000                     275,611
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (b)(c)                                                                        308,447                     309,021
5.59%, 7/25/2035 (b)                                                                           375,000                     375,594
SACO I Inc
5.59%, 4/25/2035 (b)                                                                            58,423                      58,430
5.46%, 6/25/2036 (b)(c)                                                                        448,900                     448,898
Saxon Asset Securities Trust
5.66%, 12/26/2034 (b)                                                                          221,344                     221,678
5.54%, 3/25/2035 (b)                                                                         1,053,156                   1,053,780
5.84%, 3/25/2035 (b)                                                                           250,000                     250,903
                                                                                                            -----------------------
                                                                                                                        13,595,256
                                                                                                            -----------------------
Auto - Car & Light Trucks (0.44%)
DaimlerChrysler NA Holding Corp
5.87%, 9/10/2007 (b)                                                                           100,000                     100,250
5.82%, 3/13/2009 (b)(c)                                                                        325,000                     325,211
5.75%, 9/ 8/2011 (a)                                                                           130,000                     130,097
7.30%, 1/15/2012                                                                                45,000                      48,017
                                                                                                            -----------------------
                                                                                                                           603,575
                                                                                                            -----------------------
Automobile Sequential (0.31%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                              250,000                     245,319
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                                                               28,704                      28,405
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                                                                9,921                       9,892
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                               150,000                     147,902
                                                                                                            -----------------------
                                                                                                                           431,518
                                                                                                            -----------------------
Beverages - Non-Alcoholic (0.01%)
Bottling Group LLC
4.63%, 11/15/2012                                                                               15,000                      14,572
                                                                                                            -----------------------

Beverages - Wine & Spirits (0.44%)
Diageo Capital PLC
5.46%, 4/20/2007 (b)                                                                           525,000                     525,362
3.50%, 11/19/2007                                                                               15,000                      14,715
Diageo Finance BV
5.50%, 4/ 1/2013 (a)                                                                            60,000                      60,257
                                                                                                            -----------------------
                                                                                                                           600,334

                                                                                                            -----------------------

Brewery (0.52%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013 (a)                                                                            30,000                      28,553
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                             135,000                     162,675
Coors Brewing Co
6.38%, 5/15/2012                                                                                50,000                      52,088
FBG Finance Ltd
5.13%, 6/15/2015 (d)                                                                           275,000                     261,852
SABMiller PLC
6.50%, 7/ 1/2016 (d)                                                                           200,000                     208,872
                                                                                                            -----------------------
                                                                                                                           714,040
                                                                                                            -----------------------
Building - Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009                                                                                15,000                      15,103
                                                                                                            -----------------------

Building & Construction Products - Miscellaneous (0.43%)
CRH America Inc
5.30%, 10/15/2013                                                                              174,000                     169,572
6.00%, 9/30/2016                                                                               100,000                     100,730
6.40%, 10/15/2033                                                                               15,000                      14,961
Masco Corp
5.64%, 3/ 9/2007 (b)(d)                                                                        200,000                     200,126
Owens Corning Inc
6.50%, 12/ 1/2016 (d)                                                                           40,000                      40,675
7.00%, 12/ 1/2036 (d)                                                                           60,000                      60,673
                                                                                                            -----------------------
                                                                                                                           586,737
                                                                                                            -----------------------
Building Products - Cement & Aggregate (0.13%)
Lafarge SA
6.15%, 7/15/2011                                                                                95,000                      97,526
6.50%, 7/15/2016                                                                                80,000                      83,330
                                                                                                            -----------------------
                                                                                                                           180,856
                                                                                                            -----------------------
Building Products - Wood (0.18%)
Masco Corp
6.13%, 10/ 3/2016                                                                              215,000                     215,858
Norbord Inc
7.25%, 7/ 1/2012 (a)                                                                            35,000                      35,304
                                                                                                            -----------------------
                                                                                                                           251,162
                                                                                                            -----------------------
Cable TV (0.41%)
Comcast Cable Communications Holdings Inc
8.38%, 3/15/2013                                                                                67,000                      76,535
Comcast Corp
7.05%, 3/15/2033 (a)                                                                           100,000                     108,351
COX Communications Inc
5.94%, 12/14/2007 (b)(c)                                                                       200,000                     200,924
4.63%, 1/15/2010                                                                                40,000                      39,087
6.75%, 3/15/2011 (a)                                                                            70,000                      73,212
7.13%, 10/ 1/2012                                                                               65,000                      69,483
                                                                                                            -----------------------
                                                                                                                           567,592
                                                                                                            -----------------------
Casino Hotels (0.06%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                                80,000                      76,837
                                                                                                            -----------------------

Cellular Telecommunications (0.85%)
America Movil SA de CV
6.01%, 4/27/2007 (b)                                                                           275,000                     275,605
5.75%, 1/15/2015                                                                                45,000                      44,654

Cellular Telecommunications
Cingular Wireless LLC
7.13%, 12/15/2031                                                                               15,000                      16,857
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                               250,000                     282,169
Nextel Communications Inc
5.95%, 3/15/2014                                                                               175,000                     171,842
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                                              200,000                     199,957
Vodafone Group PLC
7.75%, 2/15/2010                                                                                30,000                      32,196
5.73%, 6/15/2011 (b)                                                                           145,000                     144,971
                                                                                                            -----------------------
                                                                                                                         1,168,251
                                                                                                            -----------------------
Chemicals - Diversified (0.26%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                                               245,000                     244,690
EI Du Pont de Nemours & Co
4.75%, 11/15/2012                                                                               15,000                      14,578
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                               95,000                      94,027
                                                                                                            -----------------------
                                                                                                                           353,295
                                                                                                            -----------------------
Coatings & Paint (0.12%)
Valspar Corp
6.00%, 5/ 1/2007                                                                               165,000                     165,340
                                                                                                            -----------------------

Commercial Banks (1.13%)
Barclays Bank PLC
5.93%, 12/31/2049 (b)(d)                                                                       170,000                     171,635
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (a)(b)(d)                                                                     115,000                     112,264
Commonwealth Bank of Australia
6.02%, 3/15/2036 (a)(d)                                                                        120,000                     120,302
Glitnir Banki HF
5.53%, 10/15/2008 (b)(d)                                                                       125,000                     124,689
KeyBank NA
5.62%, 11/ 3/2009 (b)                                                                          300,000                     300,576
Union Planters Bank NA
5.13%, 6/15/2007                                                                               240,000                     239,697
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (d)                                                                            20,000                      19,015
US Bank NA
6.38%, 8/ 1/2011                                                                                40,000                      42,014
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (b)(d)                                                                        115,000                     115,230
Wachovia Bank NA
4.88%, 2/ 1/2015                                                                               130,000                     125,162
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                                50,000                      54,250
Woori Bank
6.13%, 5/ 3/2016 (b)(d)                                                                        125,000                     128,505
                                                                                                            -----------------------
                                                                                                                         1,553,339
                                                                                                            -----------------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                                               10,000                       9,909
                                                                                                            -----------------------


Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012                                                                                15,000                      15,954
                                                                                                            -----------------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                                                                 5,000                       5,155
                                                                                                            -----------------------

Consumer Products - Miscellaneous (0.09%)
Fortune Brands Inc
5.13%, 1/15/2011                                                                               125,000                     122,703
                                                                                                            -----------------------

Credit Card Asset Backed Securities (3.14%)
American Express Credit Account Master Trust
5.57%, 9/15/2011 (b)                                                                            70,000                      70,265
4.35%, 12/15/2011                                                                              200,000                     197,268
Arran
5.51%, 12/15/2010 (b)(c)(e)                                                                    425,000                     425,255
Bank One Issuance Trust
3.59%, 5/17/2010                                                                               100,000                      98,542
5.64%, 3/15/2012 (b)                                                                           300,000                     301,754
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (b)(c)                                                                       445,000                     444,985
Chase Credit Card Master Trust
5.52%, 5/15/2009 (b)                                                                           275,000                     274,999
5.65%, 1/17/2011 (b)                                                                           325,000                     326,525
5.67%, 2/15/2011 (b)                                                                           275,000                     276,725
Citibank Credit Card Issuance Trust
5.72%, 6/25/2009 (b)                                                                           275,000                     275,265
Citibank Credit Card Master Trust I
5.68%, 3/10/2011 (b)                                                                           150,000                     150,735
5.88%, 3/10/2011                                                                               150,000                     152,858
Discover Card Master Trust I
5.56%, 5/15/2012 (b)(c)                                                                        425,000                     427,097
First USA Credit Card Master Trust
5.68%, 4/18/2011 (b)                                                                           300,000                     301,507
GE Capital Credit Card Master Note Trust
5.52%, 6/15/2011 (b)                                                                           325,000                     325,386
Providian Master Note Trust
5.10%, 11/15/2012 (d)                                                                          275,000                     274,156
                                                                                                            -----------------------
                                                                                                                         4,323,322
                                                                                                            -----------------------
Data Processing & Management (0.07%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                               100,000                     100,764
                                                                                                            -----------------------

Diversified Financial Services (0.55%)
Citicorp Capital II
8.02%, 2/15/2027                                                                               270,000                     281,912
General Electric Capital Corp
7.38%, 1/19/2010                                                                               105,000                     111,978
4.25%, 12/ 1/2010 (a)                                                                          275,000                     267,068
6.00%, 6/15/2012                                                                                85,000                      88,417
                                                                                                            -----------------------
                                                                                                                           749,375
                                                                                                            -----------------------
Diversified Manufacturing Operations (0.12%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                                               150,000                     153,137

Diversified Manufacturing Operations
Parker Hannifin Corp
4.88%, 2/15/2013                                                                                10,000                       9,820
                                                                                                            -----------------------
                                                                                                                           162,957
                                                                                                            -----------------------
Diversified Minerals (0.09%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013                                                                                15,000                      14,572
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                                              110,000                     107,303
                                                                                                            -----------------------
                                                                                                                           121,875

                                                                                                            -----------------------
Electric - Distribution (0.12%)
Detroit Edison Co
5.70%, 10/ 1/2037                                                                              165,000                     159,868
                                                                                                            -----------------------

Electric - Generation (0.17%)
Abu Dhabi National Energy Co
6.50%, 10/27/2036 (d)                                                                          155,000                     161,947
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (d)                                                                            30,000                      29,326
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)                                                                            47,593                      48,354
                                                                                                            -----------------------
                                                                                                                           239,627
                                                                                                            -----------------------
Electric - Integrated (2.45%)
AmerenEnergy Generating Co
7.95%, 6/ 1/2032                                                                                10,000                      12,053
AmerenUE
5.40%, 2/ 1/2016 (a)                                                                           115,000                     112,150
Appalachian Power Co
5.70%, 6/29/2007 (b)                                                                           300,000                     300,405
Arizona Public Service Co
6.50%, 3/ 1/2012                                                                                25,000                      25,896
5.80%, 6/30/2014                                                                                85,000                      85,159
6.25%, 8/ 1/2016                                                                               130,000                     132,761
Baltimore Gas & Electric
5.90%, 10/ 1/2016 (a)(d)                                                                        90,000                      91,425
Carolina Power & Light Co
8.63%, 9/15/2021                                                                                75,000                      95,838
Commonwealth Edison Co
5.95%, 8/15/2016 (a)                                                                            95,000                      96,127
5.90%, 3/15/2036                                                                                70,000                      68,843
Consolidated Edison Co of New York
4.88%, 2/ 1/2013                                                                                15,000                      14,689
Consumers Energy Co
4.25%, 4/15/2008                                                                                10,000                       9,836
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (b)                                                                           25,000                      24,666
Dominion Resources Inc/VA
8.13%, 6/15/2010                                                                                75,000                      81,709
5.95%, 6/15/2035                                                                                65,000                      64,203
DTE Energy Co
5.63%, 8/16/2007 (c)                                                                           175,000                     175,176
7.05%, 6/ 1/2011                                                                                30,000                      31,848
6.35%, 6/ 1/2016                                                                                65,000                      67,605
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                                                               125,000                     118,659
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                                20,000                      19,428
6.14%, 12/ 8/2008 (b)(d)                                                                       120,000                     120,227

Electric - Integrated
Exelon Corp
4.45%, 6/15/2010 (a)                                                                            55,000                      53,445
Georgia Power Co
5.61%, 2/17/2009 (b)                                                                           295,000                     295,947
Midamerican Energy Co
6.75%, 12/30/2031                                                                               35,000                      39,520
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                              225,000                     223,564
Nisource Finance Corp
3.20%, 11/ 1/2006                                                                               15,000                      15,000
Northeast Utilities
3.30%, 6/ 1/2008                                                                                15,000                      14,508
Pepco Holdings Inc
5.50%, 8/15/2007                                                                                15,000                      15,005
PPL Electric Utilities Corp
4.30%, 6/ 1/2013                                                                                15,000                      14,105
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                                65,000                      63,950
6.20%, 5/15/2016                                                                               125,000                     129,470
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                                25,000                      24,217
Southern California Edison Co
5.00%, 1/15/2014                                                                                25,000                      24,484
Southern Co Capital Funding Inc
5.30%, 2/ 1/2007                                                                                15,000                      14,979
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                               70,000                      70,189
Tampa Electric Co
6.55%, 5/15/2036                                                                                65,000                      70,106
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                                                               175,000                     181,606
7.00%, 5/ 1/2032                                                                                85,000                      94,475
TXU Energy Co LLC
6.13%, 3/15/2008 (a)                                                                            15,000                      15,133
Virginia Electric & Power Co
4.50%, 12/15/2010                                                                               85,000                      82,608
5.40%, 1/15/2016 (a)                                                                           115,000                     113,776
Xcel Energy Inc
6.50%, 7/ 1/2036                                                                                65,000                      69,472
                                                                                                            -----------------------
                                                                                                                         3,374,262
                                                                                                            -----------------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032                                                                                 5,000                       5,278
                                                                                                            -----------------------

Electronic Components - Semiconductors (0.09%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                               120,000                     119,692
                                                                                                            -----------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                                60,000                      58,852
                                                                                                            -----------------------

Finance - Auto Loans (0.07%)
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (d)                                                                           105,000                     102,316
                                                                                                            -----------------------


Finance - Commercial (0.75%)
Caterpillar Financial Services Corp
5.39%, 7/27/2007 (b)                                                                           300,000                     300,154
5.05%, 12/ 1/2010                                                                              125,000                     124,673
CIT Group Inc
5.60%, 2/15/2007 (b)                                                                           145,000                     145,105
5.80%, 7/28/2011                                                                               125,000                     127,439
5.00%, 2/13/2014                                                                                15,000                      14,542
Textron Financial Corp
5.48%, 6/ 5/2009 (b)(c)                                                                        325,000                     325,268
                                                                                                            -----------------------
                                                                                                                         1,037,181
                                                                                                            -----------------------
Finance - Consumer Loans (1.04%)
American General Finance Corp
5.75%, 3/15/2007                                                                                40,000                      40,052
HSBC Finance Corp
4.13%, 12/15/2008                                                                               20,000                      19,607
4.13%, 11/16/2009 (f)                                                                          355,000                     344,338
5.70%, 11/16/2009 (b)                                                                          250,000                     251,312
7.00%, 5/15/2012                                                                               180,000                     194,849
4.75%, 7/15/2013                                                                               170,000                     164,920
John Deere Capital Corp
7.00%, 3/15/2012                                                                                20,000                      21,609
SLM Corp
5.50%, 1/25/2007 (b)                                                                           250,000                     250,114
5.35%, 3/ 2/2009 (b)                                                                            50,000                      48,066
5.54%, 7/26/2010 (a)(b)                                                                        100,000                     100,003
                                                                                                            -----------------------
                                                                                                                         1,434,870
                                                                                                            -----------------------
Finance - Credit Card (0.68%)
American Express Co
4.88%, 7/15/2013                                                                                15,000                      14,688
Capital One Bank
5.00%, 6/15/2009                                                                               110,000                     109,428
6.50%, 6/13/2013                                                                               130,000                     136,937
Capital One Financial Corp
5.67%, 9/10/2009 (c)                                                                           250,000                     250,698
5.70%, 9/15/2011                                                                               110,000                     111,523
4.80%, 2/21/2012                                                                               130,000                     125,811
5.50%, 6/ 1/2015                                                                               125,000                     124,145
6.15%, 9/ 1/2016                                                                                65,000                      66,891
                                                                                                            -----------------------
                                                                                                                           940,121
                                                                                                            -----------------------
Finance - Investment Banker & Broker (3.33%)
Banque Paribas/New York
6.88%, 3/ 1/2009                                                                                25,000                      25,967
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                               50,000                      49,473
Citigroup Inc
5.00%, 9/15/2014                                                                               205,000                     200,235
6.63%, 6/15/2032                                                                                55,000                      60,775
5.88%, 2/22/2033                                                                               105,000                     105,762
Credit Suisse USA Inc
5.61%, 1/15/2010 (b)                                                                           150,000                     150,584
6.50%, 1/15/2012                                                                                50,000                      52,788
Goldman Sachs Group Inc
3.88%, 1/15/2009                                                                               360,000                     350,590
5.70%, 7/23/2009 (b)                                                                           150,000                     150,977
5.59%, 3/ 2/2010 (a)(b)                                                                        200,000                     200,361
6.45%, 5/ 1/2036                                                                               260,000                     273,301

Finance - Investment Banker & Broker
Jefferies Group Inc
6.25%, 1/15/2036                                                                               200,000                     194,235
JPMorgan Chase & Co
6.75%, 2/ 1/2011 (a)                                                                            60,000                      63,466
4.75%, 3/ 1/2015                                                                               135,000                     128,644
5.25%, 5/ 1/2015 (a)                                                                           295,000                     290,636
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (b)                                                                          275,000                     276,134
Merrill Lynch & Co Inc
7.00%, 1/15/2007                                                                                45,000                      45,141
5.73%, 2/ 6/2009 (b)                                                                           380,000                     381,778
5.31%, 3/ 2/2009 (b)                                                                            20,000                      19,316
5.70%, 2/ 5/2010 (b)                                                                           175,000                     175,634
5.77%, 7/25/2011                                                                               190,000                     194,448
6.22%, 9/15/2026                                                                               160,000                     165,216
Morgan Stanley
5.51%, 1/12/2007 (b)                                                                           150,000                     150,046
5.65%, 1/15/2010 (b)(c)                                                                        525,000                     527,622
5.30%, 3/ 1/2013                                                                                20,000                      20,027
4.75%, 4/ 1/2014                                                                               340,000                     325,316
                                                                                                            -----------------------
                                                                                                                         4,578,472
                                                                                                            -----------------------
Finance - Leasing Company (0.40%)
EntreCap Financial Corp
5.75%, 8/15/2008                                                                                30,000                      30,269
International Lease Finance Corp
5.77%, 1/15/2010 (b)                                                                           170,000                     171,206
5.62%, 5/24/2010 (c)                                                                           200,000                     200,598
5.63%, 9/20/2013                                                                               140,000                     141,053
                                                                                                            -----------------------
                                                                                                                           543,126
                                                                                                            -----------------------
Finance - Mortgage Loan/Banker (3.50%)
Countrywide Financial Corp
5.66%, 12/19/2008 (b)                                                                          145,000                     145,362
6.25%, 5/15/2016 (a)                                                                           125,000                     127,324
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                                              100,000                      98,768
Fannie Mae
3.70%, 11/ 1/2007                                                                               45,000                      44,338
2.88%, 5/19/2008                                                                                50,000                      48,450
6.13%, 3/15/2012 (a)                                                                           475,000                     502,363
5.62%, 2/25/2018 (b)                                                                           137,856                     138,197
5.57%, 11/25/2022 (b)                                                                          154,369                     154,879
5.52%, 1/25/2023 (b)                                                                           189,030                     189,396
7.25%, 5/15/2030                                                                               225,000                     289,951
5.62%, 2/25/2032 (b)                                                                           206,635                     207,280
5.57%, 3/25/2035 (b)                                                                           255,462                     255,706
Fannie Mae Whole Loan
5.52%, 5/25/2035 (b)                                                                           265,459                     266,351
Freddie Mac
4.75%, 5/ 6/2013                                                                                75,000                      72,509
5.62%, 5/15/2013 (b)                                                                            87,381                      87,453
4.63%, 5/28/2013                                                                                80,000                      77,281
5.77%, 6/15/2023 (b)                                                                           149,706                     151,091
5.67%, 2/15/2030 (b)                                                                           150,342                     150,834
6.25%, 7/15/2032 (a)                                                                           750,000                     869,975
Residential Capital Corp
6.74%, 6/29/2007 (a)(b)                                                                        150,000                     150,838
6.00%, 2/22/2011                                                                               430,000                     431,245

Finance - Mortgage Loan/Banker
Residential Capital Corp (continued)
6.50%, 4/17/2013                                                                               340,000                     345,999
                                                                                                            -----------------------
                                                                                                                         4,805,590
                                                                                                            -----------------------
Finance - Other Services (0.02%)
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009                                                                                30,000                      30,471
                                                                                                            -----------------------

Financial Guarantee Insurance (0.05%)
MGIC Investment Corp
5.63%, 9/15/2011                                                                                65,000                      65,291
                                                                                                            -----------------------

Food - Miscellaneous/Diversified (0.17%)
HJ Heinz Finance Co
6.75%, 3/15/2032                                                                                15,000                      15,499
Kraft Foods Inc
4.63%, 11/ 1/2006                                                                               45,000                      45,000
6.50%, 11/ 1/2031 (a)                                                                          165,000                     179,223
                                                                                                            -----------------------
                                                                                                                           239,722
                                                                                                            -----------------------
Food - Retail (0.23%)
Safeway Inc
5.72%, 3/27/2009 (b)                                                                           125,000                     125,111
5.80%, 8/15/2012 (a)                                                                           185,000                     186,149
                                                                                                            -----------------------
                                                                                                                           311,260
                                                                                                            -----------------------
Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012 (a)                                                                            15,000                      15,621
                                                                                                            -----------------------

Gas - Distribution (0.12%)
KeySpan Corp
7.63%, 11/15/2010                                                                               10,000                      10,808
Sempra Energy
4.75%, 5/15/2009                                                                                60,000                      59,237
Southern Union Co
6.15%, 8/16/2008                                                                                90,000                      90,674
                                                                                                            -----------------------
                                                                                                                           160,719
                                                                                                            -----------------------
Home Equity - Other (7.88%)
AAA Trust
5.59%, 2/27/2035 (b)(d)                                                                        121,210                     121,350
ACE Securities Corp
5.55%, 3/25/2035 (b)                                                                            80,365                      80,406
5.53%, 5/25/2035 (b)                                                                           160,000                     160,199
5.43%, 7/25/2035 (b)                                                                            74,072                      74,082
5.57%, 7/25/2035 (b)                                                                           300,000                     300,349
5.53%, 8/25/2035 (b)(c)                                                                        550,000                     550,185
5.52%, 10/25/2035 (b)(c)                                                                       400,000                     400,140
Asset Backed Funding Certificates
5.58%, 2/25/2035 (b)                                                                            85,894                      85,932
5.50%, 6/25/2035 (b)(c)                                                                        542,241                     542,353
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (b)(c)                                                                        427,732                     428,154
Bear Stearns Asset Backed Securities Inc
5.97%, 2/25/2034 (b)                                                                           124,706                     124,838
5.92%, 3/25/2034 (b)                                                                           205,000                     204,999
5.56%, 2/25/2035 (b)                                                                           183,236                     183,318
5.49%, 8/25/2036 (b)(c)                                                                        525,000                     525,132
CDC Mortgage Capital Trust
5.89%, 6/25/2034 (b)                                                                           159,374                     159,581
Home Equity - Other
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (b)                                                                           225,000                     227,833
Encore Credit Receivables Trust
5.52%, 2/25/2035 (b)                                                                           217,944                     218,028
First NLC Trust
5.62%, 9/25/2035 (b)(c)                                                                        200,000                     200,274
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                              150,000                     150,343
5.81%, 10/25/2036                                                                              115,000                     115,463
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (b)(c)                                                                        564,758                     566,204
5.56%, 12/25/2035 (b)                                                                          260,000                     260,229
Master Asset Backed Securities Trust
6.97%, 8/25/2033 (b)                                                                           100,965                     101,089
5.55%, 12/25/2034 (b)                                                                          160,875                     160,954
Morgan Stanley ABS Capital I
5.54%, 12/25/2034 (b)                                                                           57,234                      57,268
6.19%, 12/25/2034 (b)                                                                           50,000                      50,413
5.42%, 7/25/2035 (b)                                                                            72,844                      72,858
5.57%, 9/25/2035 (b)(c)                                                                        500,000                     500,874
Morgan Stanley Home Equity Loans
5.43%, 8/25/2035 (b)                                                                           192,116                     192,157
New Century Home Equity Loan Trust
6.04%, 1/25/2034 (b)                                                                           183,130                     184,297
5.61%, 3/25/2035 (b)                                                                           126,214                     126,359
5.59%, 7/25/2035 (b)                                                                           125,000                     125,214
Nomura Home Equity Loan Inc
5.44%, 5/25/2035 (b)                                                                            79,385                      79,398
5.54%, 5/25/2035 (b)                                                                           200,000                     200,203
Option One Mortgage Loan Trust
5.85%, 5/25/2034 (b)                                                                           125,000                     125,362
6.37%, 5/25/2034 (b)                                                                           125,000                     124,999
5.62%, 11/25/2034 (b)                                                                            7,005                       7,008
5.56%, 2/25/2035 (b)                                                                           102,344                     102,468
6.32%, 2/25/2035 (b)                                                                            50,000                      50,419
5.57%, 8/25/2035 (b)                                                                           175,000                     175,357
Residential Asset Securities Corp
7.12%, 4/25/2032 (b)                                                                             5,720                       5,729
5.76%, 10/25/2033 (b)                                                                           49,112                      49,197
6.47%, 3/25/2035 (b)                                                                            75,000                      75,403
5.48%, 7/25/2035 (b)(c)                                                                        525,000                     525,242
5.59%, 7/25/2035 (b)                                                                           250,000                     250,873
Saxon Asset Securities Trust
6.45%, 3/25/2035 (b)                                                                           225,000                     225,629
Soundview Home Equity Loan Trust
5.42%, 7/25/2036 (b)(c)                                                                        450,000                     449,998
Structured Asset Securities Corp
5.54%, 3/25/2035 (b)                                                                           165,993                     166,035
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (b)                                                                           175,000                     175,002
5.61%, 10/25/2035 (c)(d)                                                                       789,015                     789,688
                                                                                                            -----------------------
                                                                                                                        10,828,885
                                                                                                            -----------------------
Home Equity - Sequential (0.02%)
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                                               32,659                      32,442
                                                                                                            -----------------------


Hotels & Motels (0.18%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                               250,000                     251,563
                                                                                                            -----------------------

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012                                                                                25,000                      26,311
                                                                                                            -----------------------

Insurance Brokers (0.64%)
AON Corp
6.95%, 1/15/2007 (b)(c)                                                                        325,000                     325,927
8.21%, 1/ 1/2027 (a)                                                                           190,000                     220,882
Marsh & McLennan Cos Inc
5.51%, 7/13/2007 (b)                                                                           275,000                     274,949
3.63%, 2/15/2008                                                                                10,000                       9,756
5.88%, 8/ 1/2033                                                                                60,000                      53,736
                                                                                                            -----------------------
                                                                                                                           885,250
                                                                                                            -----------------------
Investment Companies (0.11%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)                                                                           150,000                     147,166
                                                                                                            -----------------------

Investment Management & Advisory Services (0.32%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                                              140,000                     140,679
7.52%, 6/ 1/2066 (a)(b)                                                                        200,000                     217,485
Janus Capital Group Inc
5.88%, 9/15/2011                                                                                75,000                      75,550
                                                                                                            -----------------------
                                                                                                                           433,714
                                                                                                            -----------------------
Life & Health Insurance (0.57%)
AmerUs Group Co
5.95%, 8/15/2015                                                                                55,000                      56,411
Hartford Life Global Funding Trusts
5.56%, 9/15/2009 (b)                                                                           300,000                     300,940
Lincoln National Corp
5.25%, 6/15/2007                                                                                20,000                      19,943
Prudential Financial Inc
5.54%, 6/13/2008 (b)                                                                           150,000                     150,361
4.75%, 4/ 1/2014                                                                               150,000                     143,741
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                               75,000                      79,421
Torchmark Corp
6.25%, 12/15/2006                                                                               35,000                      35,007
                                                                                                            -----------------------
                                                                                                                           785,824
                                                                                                            -----------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                                                                10,000                       9,982
                                                                                                            -----------------------

Medical - Drugs (0.31%)
Allergan Inc
5.75%, 4/ 1/2016 (d)                                                                           160,000                     162,312
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                                                                30,000                      29,533
6.15%, 2/ 1/2036                                                                                60,000                      58,719
Wyeth
6.95%, 3/15/2011                                                                               165,000                     175,806
                                                                                                            -----------------------
                                                                                                                           426,370
                                                                                                            -----------------------

Medical - HMO (0.12%)
WellPoint Inc
6.80%, 8/ 1/2012                                                                                15,000                      16,025
5.85%, 1/15/2036                                                                               155,000                     152,428
                                                                                                            -----------------------
                                                                                                                           168,453
                                                                                                            -----------------------
Medical Instruments (0.08%)
Boston Scientific Corp
6.00%, 6/15/2011                                                                               110,000                     111,092
                                                                                                            -----------------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                                                              100,000                      97,165
                                                                                                            -----------------------

Medical Products (0.08%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                               100,000                     103,143
                                                                                                            -----------------------

Metal - Aluminum (0.02%)
Alcoa Inc
7.38%, 8/ 1/2010                                                                                30,000                      32,191
                                                                                                            -----------------------

Metal - Diversified (0.22%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                                                                10,000                      10,786
7.25%, 7/15/2012                                                                               255,000                     274,130
5.38%, 6/ 1/2015 (a)                                                                            15,000                      14,418
                                                                                                            -----------------------
                                                                                                                           299,334
                                                                                                            -----------------------
Money Center Banks (0.27%)
Chase Capital I
7.67%, 12/ 1/2026                                                                              200,000                     207,872
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (b)(d)                                                                       165,000                     160,214
                                                                                                            -----------------------
                                                                                                                           368,086
                                                                                                            -----------------------
Mortgage Backed Securities (23.69%)
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (b)                                                                           147,549                     147,997
5.09%, 11/25/2035 (b)                                                                          140,000                     139,748
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (b)                                                                           300,000                     307,367
7.33%, 11/15/2031                                                                              150,000                     158,024
4.67%, 7/10/2043                                                                               265,000                     254,050
4.86%, 7/10/2043                                                                               265,000                     257,379
4.97%, 7/10/2043                                                                               130,000                     125,453
5.12%, 7/11/2043                                                                               250,000                     249,587
Banc of America Funding Corp
5.41%, 7/20/2036 (b)(c)                                                                        702,621                     701,508
5.61%, 7/20/2036 (c)                                                                           387,543                     387,543
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (b)                                                                            75,000                      72,606
5.10%, 8/25/2035 (b)                                                                           578,417                     579,219
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (b)(c)                                                                        658,582                     658,708
Bear Stearns Commercial Mortgage Securities Inc
5.64%, 6/15/2017 (b)(d)                                                                        300,000                     300,079
3.97%, 11/11/2035                                                                               86,616                      84,685
0.53%, 5/11/2039 (b)(d)                                                                      3,392,854                      66,673
3.24%, 2/11/2041                                                                               135,407                     131,454

Mortgage Backed Securities
Bella Vista Mortgage Trust
5.62%, 1/22/2045 (b)                                                                           154,836                     155,359
5.57%, 5/20/2045 (b)                                                                           155,387                     155,857
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                              300,000                     319,722
Citigroup/Deutsche Bank Commercial Mortgage
0.65%, 10/15/2048 (d)                                                                        8,110,000                     204,968
Commercial Mortgage Pass Through Certificates
5.05%, 5/10/2043 (b)                                                                           100,000                      98,483
Countrywide Alternative Loan Trust
5.57%, 5/25/2034 (b)                                                                           175,000                     174,999
5.54%, 5/25/2035 (b)                                                                           163,510                     163,778
5.97%, 7/20/2035 (b)(e)                                                                        156,104                     156,509
Countrywide Asset-Backed Certificates
5.61%, 11/25/2035 (b)                                                                          212,156                     212,249
5.59%, 1/25/2036 (b)(c)                                                                        500,000                     500,815
5.72%, 4/25/2036 (b)                                                                           325,000                     325,940
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (b)                                                                           50,000                      48,304
5.52%, 4/25/2046 (b)                                                                           260,609                     260,318
Credit Suisse Mortgage Capital Certificates
5.83%, 6/15/2038 (b)                                                                           325,000                     339,138
0.59%, 9/15/2039 (d)                                                                         5,337,000                     172,278
5.51%, 9/15/2039                                                                               310,000                     313,573
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (b)(c)(d)                                                                    250,000                     250,177
1.38%, 3/15/2036 (b)(d)                                                                      1,243,243                      34,933
0.46%, 5/15/2036 (b)(d)                                                                      1,097,894                      14,683
0.61%, 7/15/2036 (b)(d)                                                                      1,184,336                      26,237
0.11%, 11/15/2037 (b)(d)                                                                     2,013,903                      42,181
7.66%, 9/15/2041 (b)                                                                            40,000                      42,777
First Union National Bank Commercial Mortgage
7.84%, 5/17/2032                                                                               215,000                     231,181
8.09%, 5/17/2032                                                                                65,000                      70,906
5.59%, 2/12/2034                                                                                55,911                      56,318
6.14%, 2/12/2034                                                                               150,000                     156,524
GE Capital Commercial Mortgage Corp
4.97%, 8/11/2036                                                                                75,000                      74,809
0.61%, 3/10/2040 (b)(d)                                                                      1,647,234                      33,589
4.98%, 5/10/2043 (b)                                                                           465,000                     455,529
5.33%, 11/10/2045 (b)                                                                        1,045,000                   1,050,295
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035                                                                               150,000                     159,273
0.85%, 3/10/2038 (b)(d)                                                                      1,201,387                      34,223
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (b)(c)                                                                        794,100                     794,377
5.62%, 6/25/2045 (b)                                                                           132,262                     132,717
Greenwich Capital Commercial Funding Corp
0.34%, 6/10/2036 (b)(d)                                                                      9,661,058                     108,523
5.91%, 7/10/2038 (b)                                                                           230,000                     241,201
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                                            2,550,000                     116,941
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (b)                                                                          296,005                     295,911
5.58%, 8/25/2046 (b)(c)                                                                        731,083                     732,481
Homebanc Mortgage Trust
5.66%, 1/25/2036 (b)(c)(e)                                                                     678,684                     680,513
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (b)(c)                                                                        425,000                     425,152
Mortgage Backed Securities
Impac CMB Trust
6.26%, 10/25/2033 (b)                                                                           74,733                      74,779
6.32%, 10/25/2033 (b)                                                                           64,816                      64,857
6.08%, 12/25/2033 (b)                                                                           31,852                      31,867
5.70%, 1/25/2035 (b)                                                                           146,233                     146,392
5.63%, 4/25/2035 (b)                                                                           112,990                     113,107
5.75%, 4/25/2035 (b)                                                                            97,765                      97,982
5.62%, 8/25/2035 (b)                                                                           137,985                     138,090
5.83%, 8/25/2035 (b)                                                                           297,404                     298,125
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (b)(c)                                                                       550,000                     550,552
5.60%, 3/25/2036 (c)(e)                                                                        925,000                     927,303
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (b)                                                                           213,965                     214,410
5.55%, 4/25/2035 (b)                                                                           115,554                     115,986
5.65%, 4/25/2035 (b)                                                                           114,101                     114,646
5.62%, 8/25/2035 (b)                                                                           294,937                     296,278
JP Morgan Chase Commercial Mortgage Securities
0.54%, 10/12/2035 (b)(d)                                                                     1,641,991                      60,696
5.13%, 9/12/2037 (b)                                                                           100,000                      97,738
1.12%, 1/12/2039 (b)(d)                                                                      1,065,168                      37,818
0.09%, 1/15/2042 (b)(d)                                                                      1,967,167                      35,704
4.78%, 7/15/2042                                                                               290,000                     279,149
5.59%, 5/12/2045 (b)                                                                           190,000                     193,426
5.44%, 5/15/2045 (b)                                                                           325,000                     327,186
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (b)                                                                          400,000                     399,277
5.34%, 4/25/2036 (b)                                                                           245,265                     244,970
5.85%, 6/25/2036 (b)                                                                           368,097                     368,288
6.00%, 6/25/2036 (b)                                                                           121,371                     121,676
5.98%, 8/25/2036 (b)(e)                                                                        550,000                     561,473
6.00%, 8/25/2036 (b)(e)                                                                        299,985                     300,879
5.58%, 10/25/2036 (e)                                                                          580,000                     579,524
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032                                                                              150,000                     157,190
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                                                26,951                      27,442
4.90%, 6/15/2026                                                                               125,000                     124,452
5.59%, 6/15/2031                                                                               110,000                     112,204
5.74%, 6/15/2032                                                                               244,533                     248,937
0.27%, 3/15/2036 (b)(d)                                                                        705,459                      20,116
1.15%, 3/15/2036 (b)(d)                                                                      2,347,073                      76,052
0.69%, 8/15/2036 (b)(d)                                                                        923,624                      20,601
5.90%, 6/15/2038 (b)                                                                           175,000                     183,798
5.41%, 9/15/2039 (b)                                                                            80,000                      80,427
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (b)                                                                           134,789                     134,783
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                               290,000                     299,810
5.66%, 5/12/2039 (b)                                                                           335,000                     345,502
0.53%, 2/12/2042 (b)                                                                         2,506,022                      37,437
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (b)                                                                           170,000                     171,159
Morgan Stanley Capital I
7.11%, 4/15/2033                                                                               195,000                     203,805
1.02%, 1/13/2041 (b)(d)                                                                        748,448                      27,998
5.55%, 5/24/2043 (b)(c)(d)(e)                                                                  425,000                     425,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                                81,263                      83,531
Mortgage Backed Securities
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (b)                                                                           152,304                     152,557
Sequoia Mortgage Trust
5.55%, 2/20/2035 (b)                                                                           163,834                     163,765
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (b)                                                                           150,000                     150,778
5.55%, 12/25/2035 (b)                                                                          250,000                     250,136
5.55%, 3/25/2036 (b)                                                                           225,000                     225,369
5.43%, 6/25/2036 (b)                                                                            97,909                      97,926
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (b)                                                                           400,000                     392,083
6.02%, 8/25/2034 (b)                                                                           323,134                     326,496
5.57%, 3/25/2035 (b)                                                                           154,600                     154,635
5.25%, 12/25/2035                                                                              188,719                     187,122
5.25%, 2/25/2036 (b)                                                                           257,709                     256,141
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (b)                                                                           133,626                     134,030
5.63%, 9/25/2045 (b)                                                                           208,242                     209,139
Structured Asset Securities Corp
5.50%, 6/25/2036 (b)                                                                           325,000                     325,800
Thornburg Mortgage Securities Trust
5.59%, 10/25/2035 (b)                                                                          362,403                     362,706
Wachovia Bank Commercial Mortgage Trust
5.55%, 1/15/2018 (b)(d)                                                                        348,843                     348,857
0.15%, 11/15/2035 (d)                                                                        5,360,045                      61,673
0.23%, 1/15/2041 (b)(d)                                                                        891,665                       7,104
0.44%, 10/15/2041 (b)(d)                                                                     5,236,112                      90,213
0.27%, 3/15/2042 (b)(d)                                                                      8,369,099                     101,233
4.94%, 4/15/2042                                                                               430,000                     419,640
5.80%, 7/15/2045                                                                               345,000                     356,308
WAMU Alternative Mortgage Pass-Through Certificates
5.60%, 6/25/2046 (b)(c)                                                                        608,847                     609,259
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                                                           230,000                     222,592
Washington Mutual Inc
5.64%, 12/25/2027 (b)                                                                          246,388                     246,484
3.97%, 3/25/2033                                                                                36,112                      35,425
3.80%, 6/25/2034 (b)                                                                           125,000                     120,669
4.67%, 5/25/2035 (b)                                                                            75,000                      73,707
6.10%, 9/25/2036 (e)                                                                           141,370                     141,856
5.79%, 7/25/2044 (b)                                                                           103,470                     104,229
5.63%, 1/25/2045 (b)                                                                           124,373                     125,173
5.85%, 1/25/2045 (b)                                                                           224,382                     225,139
5.55%, 4/25/2045 (b)                                                                            67,927                      68,118
5.59%, 4/25/2045 (b)                                                                           122,268                     122,691
5.61%, 7/25/2045 (b)                                                                           175,133                     175,792
5.70%, 11/25/2045 (b)(c)(e)                                                                    800,000                     802,281
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (b)                                                                           246,689                     243,248
4.98%, 10/25/2035 (b)                                                                          426,769                     422,785
                                                                                                            -----------------------
                                                                                                                        32,571,402
                                                                                                            -----------------------
Multi-Line Insurance (0.66%)
ACE Ltd
6.00%, 4/ 1/2007                                                                               140,000                     140,242
Aegon NV
4.75%, 6/ 1/2013 (a)                                                                            10,000                       9,640
American International Group Inc
4.25%, 5/15/2013                                                                                15,000                      14,133

Multi-Line Insurance
CNA Financial Corp
6.00%, 8/15/2011                                                                               130,000                     132,656
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                                                                15,000                      14,904
5.25%, 10/15/2011                                                                               80,000                      80,100
5.95%, 10/15/2036                                                                               55,000                      55,925
ING Groep NV
5.78%, 12/ 8/2035                                                                              210,000                     209,063
Metropolitan Life Global Funding I
5.54%, 3/17/2009 (b)(d)                                                                        250,000                     250,262
                                                                                                            -----------------------
                                                                                                                           906,925
                                                                                                            -----------------------
Multimedia (0.76%)
News America Inc
6.63%, 1/ 9/2008                                                                               150,000                     152,171
4.75%, 3/15/2010                                                                                10,000                       9,853
6.20%, 12/15/2034                                                                               55,000                      53,709
6.40%, 12/15/2035 (a)                                                                           60,000                      60,162
Thomson Corp/The
5.75%, 2/ 1/2008                                                                                15,000                      15,066
4.75%, 5/28/2010                                                                                15,000                      14,792
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                                               140,000                     165,248
Time Warner Inc
6.15%, 5/ 1/2007 (a)                                                                           125,000                     125,452
Viacom Inc
5.74%, 6/16/2009                                                                                75,000                      75,009
5.75%, 4/30/2011                                                                                80,000                      80,100
Walt Disney Co
5.49%, 9/10/2009 (b)(c)                                                                        275,000                     275,182
7.00%, 3/ 1/2032                                                                                10,000                      11,670
                                                                                                            -----------------------
                                                                                                                         1,038,414
                                                                                                            -----------------------
Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (a)(d)                                                                         60,000                      66,736
                                                                                                            -----------------------

Non-Ferrous Metals (0.07%)
Corp Nacional del Cobre de Chile - CODELCO
6.15%, 10/24/2036 (d)                                                                           90,000                      92,246
                                                                                                            -----------------------

Non-Hazardous Waste Disposal (0.24%)
Oakmont Asset Trust
4.51%, 12/22/2008 (d)                                                                          105,000                     102,584
Waste Management Inc
7.75%, 5/15/2032                                                                               195,000                     233,774
                                                                                                            -----------------------
                                                                                                                           336,358
                                                                                                            -----------------------
Oil - Field Services (0.38%)
BJ Services Co
5.57%, 6/ 1/2008 (b)                                                                           275,000                     274,985
Halliburton Co
5.50%, 10/15/2010                                                                               15,000                      15,105
Smith International Inc
6.00%, 6/15/2016                                                                               125,000                     128,016
Weatherford International Ltd
6.50%, 8/ 1/2036                                                                               105,000                     107,795
                                                                                                            -----------------------
                                                                                                                           525,901
                                                                                                            -----------------------

Oil & Gas Drilling (0.29%)
Transocean Inc
5.59%, 9/ 5/2008 (b)(c)                                                                        375,000                     375,091
7.38%, 4/15/2018                                                                                15,000                      16,672
                                                                                                            -----------------------
                                                                                                                           391,763
                                                                                                            -----------------------
Oil Company - Exploration & Production (0.96%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (b)                                                                           200,000                     200,288
6.45%, 9/15/2036 (a)                                                                           170,000                     176,208
Canadian Natural Resources Ltd
6.50%, 2/15/2037                                                                               130,000                     133,480
Nexen Inc
5.05%, 11/20/2013                                                                              310,000                     299,597
7.88%, 3/15/2032                                                                                20,000                      23,903
Pemex Project Funding Master Trust
8.00%, 11/15/2011 (a)                                                                          240,000                     264,000
XTO Energy Inc
5.65%, 4/ 1/2016                                                                               100,000                      99,419
6.10%, 4/ 1/2036 (a)                                                                           125,000                     124,992
                                                                                                            -----------------------
                                                                                                                         1,321,887
                                                                                                            -----------------------
Oil Company - Integrated (0.25%)
ConocoPhillips Co
8.75%, 5/25/2010                                                                                25,000                      27,887
Husky Energy Inc
6.25%, 6/15/2012                                                                                40,000                      40,834
6.15%, 6/15/2019                                                                                55,000                      55,923
Marathon Oil Corp
6.80%, 3/15/2032                                                                                15,000                      16,784
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                               20,000                      19,736
Petro-Canada
4.00%, 7/15/2013                                                                                15,000                      13,667
5.95%, 5/15/2035                                                                               155,000                     149,439
Petronas Capital Ltd
7.88%, 5/22/2022 (d)                                                                            10,000                      12,282
                                                                                                            -----------------------
                                                                                                                           336,552
                                                                                                            -----------------------
Oil Field Machinery & Equipment (0.06%)
Cameron International Corp
2.65%, 4/15/2007                                                                                90,000                      88,836
                                                                                                            -----------------------

Oil Refining & Marketing (0.21%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                                               240,000                     253,201
6.75%, 2/ 1/2011                                                                                40,000                      41,789
                                                                                                            -----------------------
                                                                                                                           294,990

                                                                                                            -----------------------
Paper & Related Products (0.01%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                                10,000                       9,625
MeadWestvaco Corp
6.85%, 4/ 1/2012                                                                                10,000                      10,466
                                                                                                            -----------------------
                                                                                                                            20,091
                                                                                                            -----------------------
Pharmacy Services (0.18%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                               225,000                     244,449
                                                                                                            -----------------------


Pipelines (1.02%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                                45,000                      43,761
Buckeye Partners LP
4.63%, 7/15/2013                                                                                50,000                      46,848
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                                                15,000                      14,353
Duke Capital LLC
4.33%, 11/16/2006 (c)                                                                          325,000                     324,858
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                                35,000                      33,897
5.95%, 6/ 1/2033                                                                               135,000                     126,139
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                               50,000                      51,356
Kinder Morgan Energy Partners LP
6.75%, 3/15/2011                                                                                30,000                      31,353
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                                                75,000                      75,557
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                                40,000                      39,287
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                               130,000                     131,864
6.65%, 10/ 1/2036                                                                              120,000                     123,478
Plains All American Pipeline LP
6.70%, 5/15/2036 (a)(d)                                                                        125,000                     129,604
TEPPCO Partners LP
7.63%, 2/15/2012                                                                               215,000                     231,152
                                                                                                            -----------------------
                                                                                                                         1,403,507
                                                                                                            -----------------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                                                15,000                      14,937
                                                                                                            -----------------------

Property & Casualty Insurance (0.37%)
Ace INA Holdings Inc
6.70%, 5/15/2036                                                                                70,000                      76,021
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                               180,000                     200,230
Markel Corp
6.80%, 2/15/2013                                                                                70,000                      72,969
Progressive Corp/The
6.25%, 12/ 1/2032                                                                                5,000                       5,385
Safeco Corp
7.25%, 9/ 1/2012                                                                                 3,000                       3,264
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                                                               155,000                     155,247
                                                                                                            -----------------------
                                                                                                                           513,116
                                                                                                            -----------------------
Real Estate Magagement & Services (0.20%)
EOP Operating LP
7.00%, 7/15/2011                                                                                35,000                      37,219
5.88%, 1/15/2013                                                                               110,000                     111,979
4.75%, 3/15/2014                                                                               125,000                     118,991
                                                                                                            -----------------------
                                                                                                                           268,189
                                                                                                            -----------------------
Real Estate Operator & Developer (0.28%)
Duke Realty LP
5.63%, 8/15/2011                                                                                45,000                      45,382
4.63%, 5/15/2013                                                                                10,000                       9,554

Real Estate Operator & Developer
First Industrial LP
7.00%, 12/ 1/2006 (c)                                                                          325,000                     325,380
                                                                                                            -----------------------
                                                                                                                           380,316
                                                                                                            -----------------------
Regional Authority (0.04%)
Province of Nova Scotia Canada
5.75%, 2/27/2012                                                                                25,000                      25,878
Province of Ontario
5.13%, 7/17/2012                                                                                25,000                      25,228
                                                                                                            -----------------------
                                                                                                                            51,106
                                                                                                            -----------------------
Regional Banks (0.55%)
Bank of America Corp
3.88%, 1/15/2008 (a)                                                                             5,000                       4,919
Bank One Corp
6.00%, 8/ 1/2008                                                                                50,000                      50,779
Fifth Third Bancorp
3.38%, 8/15/2008                                                                                10,000                       9,694
Fleet Capital Trust II
7.92%, 12/11/2026                                                                              300,000                     312,304
SunTrust Preferred Capital I
5.85%, 12/31/2049                                                                               95,000                      95,765
Wachovia Corp
4.95%, 11/ 1/2006                                                                               55,000                      55,000
6.38%, 2/ 1/2009                                                                               180,000                     183,935
Wells Fargo & Co
3.50%, 4/ 4/2008 (a)                                                                            10,000                       9,776
3.12%, 8/15/2008                                                                                30,000                      28,942
                                                                                                            -----------------------
                                                                                                                           751,114
                                                                                                            -----------------------
Reinsurance (0.40%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                               120,000                     124,536
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                               175,000                     183,179
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                                              250,000                     248,061
                                                                                                            -----------------------
                                                                                                                           555,776
                                                                                                            -----------------------
REITS - Apartments (0.13%)
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                               120,000                     121,040
Camden Property Trust
5.88%, 6/ 1/2007                                                                                15,000                      15,034
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                                                40,000                      41,369
                                                                                                            -----------------------
                                                                                                                           177,443
                                                                                                            -----------------------
REITS - Diversified (0.57%)
iStar Financial Inc
6.64%, 3/12/2007 (b)                                                                           150,000                     150,603
5.73%, 9/15/2009 (b)(d)                                                                        125,000                     125,016
5.65%, 9/15/2011                                                                               200,000                     200,437
5.15%, 3/ 1/2012                                                                               140,000                     136,786
5.95%, 10/15/2013 (d)                                                                          175,000                     176,195
                                                                                                            -----------------------
                                                                                                                           789,037
                                                                                                            -----------------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (b)(c)                                                                        150,000                     149,762

REITS - Healthcare
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                                40,000                      41,105
                                                                                                            -----------------------
                                                                                                                           190,867
                                                                                                            -----------------------
REITS - Hotels (0.07%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                               100,000                     102,353
                                                                                                            -----------------------

REITS - Office Property (0.33%)
Brandywine Operating Partnership LP/PA
5.82%, 4/ 1/2009 (b)                                                                           125,000                     125,164
5.63%, 12/15/2010                                                                              130,000                     130,868
HRPT Properties Trust
5.99%, 3/16/2011 (b)                                                                           200,000                     200,316
                                                                                                            -----------------------
                                                                                                                           456,348
                                                                                                            -----------------------
REITS - Regional Malls (0.22%)
Simon Property Group LP
5.38%, 8/28/2008                                                                                10,000                       9,983
3.75%, 1/30/2009                                                                                15,000                      14,515
5.60%, 9/ 1/2011                                                                               145,000                     146,611
5.75%, 5/ 1/2012                                                                               125,000                     127,174
                                                                                                            -----------------------
                                                                                                                           298,283
                                                                                                            -----------------------
REITS - Shopping Centers (0.19%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                                              200,000                     198,982
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                                65,000                      67,438
                                                                                                            -----------------------
                                                                                                                           266,420
                                                                                                            -----------------------
REITS - Single Tenant (0.25%)
Tanger Properties LP
9.13%, 2/15/2008                                                                               335,000                     347,481
                                                                                                            -----------------------

REITS - Warehouse & Industrial (0.18%)
Prologis
5.65%, 8/24/2009 (b)(c)                                                                        250,000                     250,212
                                                                                                            -----------------------

Rental - Auto & Equipment (0.28%)
Erac USA Finance Co
5.63%, 4/30/2009 (c)(d)                                                                        260,000                     260,425
5.65%, 8/28/2009 (b)(d)                                                                        125,000                     125,165
                                                                                                            -----------------------
                                                                                                                           385,590
                                                                                                            -----------------------
Retail - Drug Store (0.14%)
CVS Corp
3.88%, 11/ 1/2007                                                                               15,000                      14,746
5.75%, 8/15/2011                                                                               180,000                     182,760
                                                                                                            -----------------------
                                                                                                                           197,506
                                                                                                            -----------------------
Retail - Regional Department Store (0.15%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                                               185,000                     191,032
Kohl's Corp
6.00%, 1/15/2033                                                                                10,000                       9,716
                                                                                                            -----------------------
                                                                                                                           200,748
                                                                                                            -----------------------
Retail - Restaurants (0.10%)
McDonald's Corp
5.38%, 4/30/2007                                                                                15,000                      15,003

Retail - Restaurants
Yum! Brands Inc
8.88%, 4/15/2011                                                                               105,000                     118,771
                                                                                                            -----------------------
                                                                                                                           133,774
                                                                                                            -----------------------
Savings & Loans - Thrifts (0.60%)
Washington Mutual Bank
6.88%, 6/15/2011                                                                                75,000                      79,902
Washington Mutual Bank/Henderson NV
5.65%, 8/15/2014                                                                               100,000                     100,217
6.75%, 5/20/2036                                                                                60,000                      64,960
Washington Mutual Inc
5.67%, 1/15/2010 (b)(c)                                                                        575,000                     577,234
                                                                                                            -----------------------
                                                                                                                           822,313
                                                                                                            -----------------------
Sovereign (0.39%)
Chile Government International Bond
5.78%, 1/28/2008 (b)                                                                           175,000                     175,350
5.50%, 1/15/2013                                                                                 5,000                       5,056
Mexico Government International Bond
8.00%, 9/24/2022 (a)                                                                           175,000                     212,188
8.30%, 8/15/2031                                                                                45,000                      57,217
Poland Government International Bond
6.25%, 7/ 3/2012                                                                                15,000                      15,820
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                                65,000                      68,250
                                                                                                            -----------------------
                                                                                                                           533,881
                                                                                                            -----------------------
Special Purpose Banks (0.10%)
Korea Development Bank
4.25%, 11/13/2007                                                                               10,000                       9,888
3.88%, 3/ 2/2009                                                                                15,000                      14,547
5.77%, 10/20/2009 (b)                                                                          110,000                     110,696
                                                                                                            -----------------------
                                                                                                                           135,131
                                                                                                            -----------------------
Special Purpose Entity (1.74%)
ABX Financing Co
5.75%, 10/15/2016 (d)                                                                          150,000                     149,358
6.35%, 10/15/2036 (d)                                                                          175,000                     174,312
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)                                                                          285,000                     295,672
5.20%, 8/15/2015 (d)                                                                           205,000                     196,473
John Hancock Global Funding II
5.54%, 4/ 3/2009 (b)(c)(d)                                                                     300,000                     300,767
MBIA Global Funding LLC
5.32%, 2/20/2007 (b)(d)                                                                        250,000                     250,012
Premium Asset Trust/GEFA
5.38%, 8/12/2007 (b)(d)                                                                        150,000                     150,078
Pricoa Global Funding I
5.57%, 12/22/2006 (b)(d)                                                                       325,000                     325,116
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                                                15,000                      14,314
Swiss Re Capital I LP
6.85%, 5/29/2049 (b)(d)                                                                        150,000                     156,679
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (d)                                                                           350,000                     347,575
Unilever Capital Corp
7.13%, 11/ 1/2010                                                                               30,000                      32,077
                                                                                                            -----------------------
                                                                                                                         2,392,433
                                                                                                            -----------------------
Supranational Bank (0.24%)
Corp Andina de Fomento
5.73%, 1/26/2007 (b)                                                                           250,000                     250,526
Supranational Bank
Inter-American Development Bank
6.38%, 10/22/2007                                                                               75,000                      75,921
                                                                                                            -----------------------
                                                                                                                           326,447
                                                                                                            -----------------------
Telecommunication Services (0.24%)
TELUS Corp
7.50%, 6/ 1/2007                                                                               190,000                     192,177
Verizon Global Funding Corp
5.54%, 8/15/2007 (b)                                                                           120,000                     120,084
6.88%, 6/15/2012                                                                                15,000                      16,090
                                                                                                            -----------------------
                                                                                                                           328,351
                                                                                                            -----------------------
Telephone - Integrated (1.54%)
AT&T Inc
5.61%, 11/14/2008 (b)(c)                                                                       325,000                     325,907
British Telecommunications PLC
8.38%, 12/15/2010                                                                              340,000                     381,865
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (b)                                                                           250,000                     250,087
France Telecom SA
7.75%, 3/ 1/2011 (b)                                                                           290,000                     318,558
Sprint Capital Corp
6.00%, 1/15/2007 (c)                                                                            80,000                      80,040
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                               15,000                      14,593
5.97%, 2/ 1/2011 (b)                                                                            70,000                      69,524
5.98%, 7/18/2011 (b)                                                                           150,000                     149,659
Telefonica Emisiones SAU
5.69%, 6/19/2009 (b)                                                                           150,000                     150,123
5.98%, 6/20/2011                                                                               100,000                     102,160
7.05%, 6/20/2036                                                                                55,000                      59,218
Telefonica Europe BV
7.75%, 9/15/2010                                                                                70,000                      75,746
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                                              100,000                      98,132
Verizon Communications Inc
5.35%, 2/15/2011                                                                                35,000                      35,199
                                                                                                            -----------------------
                                                                                                                         2,110,811
                                                                                                            -----------------------
Television (0.18%)
CBS Corp
5.63%, 5/ 1/2007 (c)                                                                           250,000                     250,185
                                                                                                            -----------------------

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                                30,000                      30,116
                                                                                                            -----------------------

Tools - Hand Held (0.01%)
Stanley Works/The
4.90%, 11/ 1/2012                                                                               15,000                      14,688
                                                                                                            -----------------------

Transport - Rail (0.26%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030                                                                                30,000                      38,078
6.20%, 8/15/2036                                                                               150,000                     157,785
Canadian National Railway Co
4.40%, 3/15/2013                                                                                15,000                      14,334
CSX Corp
4.88%, 11/ 1/2009                                                                              100,000                      98,918

Transport - Rail
Union Pacific Corp
4.70%, 1/ 2/2024                                                                                 9,782                       9,346
6.63%, 2/ 1/2029                                                                                35,000                      38,510
                                                                                                            -----------------------
                                                                                                                           356,971
                                                                                                            -----------------------
Transport - Services (0.29%)
FedEx Corp
2.65%, 4/ 1/2007                                                                               300,000                     296,559
3.50%, 4/ 1/2009                                                                                40,000                      38,440
Ryder System Inc
5.95%, 5/ 2/2011                                                                                60,000                      61,110
                                                                                                            -----------------------
                                                                                                                           396,109

                                                                                                            -----------------------
TOTAL BONDS                                                                                              $             114,337,394
                                                                                                            -----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (56.18%)
Federal Home Loan Mortgage Corporation (FHLMC) (11.44%)
5.00%, 11/ 1/2021 (g)                                                                        1,800,000                   1,771,312
4.50%, 12/ 1/2021 (g)                                                                          100,000                      96,563
5.00%, 11/ 1/2036 (g)                                                                        4,020,000                   3,883,071
5.50%, 11/ 1/2036 (g)                                                                        2,100,000                   2,076,375
6.00%, 11/ 1/2036 (g)                                                                        2,780,000                   2,798,242
6.50%, 11/ 1/2036 (g)                                                                          350,000                     356,781
5.50%, 12/ 1/2036 (g)                                                                          200,000                     197,625
6.00%, 12/ 1/2036 (g)                                                                          400,000                     402,375
5.50%, 3/ 1/2009                                                                                 7,324                       7,352
4.50%, 10/ 1/2011                                                                               23,389                      22,963
6.50%, 12/ 1/2015                                                                                9,821                      10,035
7.50%, 12/ 1/2015                                                                               15,943                      16,587
6.50%, 6/ 1/2017                                                                                54,950                      56,126
6.00%, 7/ 1/2017                                                                               106,616                     108,234
5.00%, 5/ 1/2018                                                                               124,393                     122,743
5.00%, 1/ 1/2019                                                                               139,503                     137,642
6.00%, 6/ 1/2028                                                                                47,801                      48,395
6.50%, 3/ 1/2029                                                                                58,532                      60,110
7.50%, 10/ 1/2030                                                                               24,888                      25,989
8.00%, 11/ 1/2030                                                                                1,614                       1,697
7.00%, 12/ 1/2030                                                                               19,405                      20,035
7.50%, 12/ 1/2030                                                                                3,604                       3,753
6.50%, 5/ 1/2031                                                                                48,438                      49,671
6.50%, 10/ 1/2031                                                                               13,241                      13,578
7.00%, 1/ 1/2032                                                                                20,857                      21,522
6.50%, 2/ 1/2032                                                                                11,994                      12,299
7.50%, 4/ 1/2032                                                                                10,543                      10,932
6.50%, 5/ 1/2032                                                                                79,636                      81,843
5.50%, 5/ 1/2033                                                                               136,086                     134,964
5.50%, 8/ 1/2033                                                                               347,329                     344,466
5.50%, 10/ 1/2033                                                                              122,348                     121,340
5.50%, 12/ 1/2033                                                                               91,487                      90,732
5.50%, 1/ 1/2034                                                                             1,112,228                   1,101,932
5.50%, 9/ 1/2034                                                                               188,223                     186,480
5.50%, 3/ 1/2035                                                                               230,225                     227,831
6.00%, 8/ 1/2036                                                                               134,291                     135,207
5.59%, 6/ 1/2035 (b)                                                                           407,693                     411,145
4.69%, 8/ 1/2035 (b)                                                                           183,293                     179,012
5.03%, 9/ 1/2035                                                                               381,095                     379,682
                                                                                                            -----------------------
                                                                                                                        15,726,641
                                                                                                            -----------------------
Federal National Mortgage Association (FNMA) (16.28%)
5.00%, 11/ 1/2021 (g)                                                                           90,000                      88,622
5.50%, 11/ 1/2021 (g)                                                                        1,050,000                   1,050,985

Federal National Mortgage Association (FNMA)
6.00%, 11/ 1/2021 (g)                                                                          515,000                     522,886
5.00%, 11/ 1/2036 (g)                                                                        3,745,000                   3,615,093
5.50%, 11/ 1/2036 (g)                                                                        7,785,000                   7,692,553
6.00%, 11/ 1/2036 (g)                                                                        4,175,000                   4,199,791
6.50%, 11/ 1/2036 (g)                                                                        1,465,000                   1,492,926
5.50%, 2/ 1/2009                                                                                15,125                      15,164
5.50%, 6/ 1/2009                                                                                27,709                      27,780
6.00%, 10/ 1/2016                                                                               11,759                      11,953
5.00%, 9/ 1/2017                                                                               431,671                     426,218
5.50%, 1/ 1/2018                                                                                90,965                      91,266
5.00%, 3/ 1/2018                                                                               478,652                     472,488
5.50%, 3/ 1/2023                                                                               268,899                     268,325
5.50%, 7/ 1/2023                                                                               386,582                     385,757
6.00%, 9/ 1/2031                                                                                56,175                      56,718
7.00%, 9/ 1/2031                                                                                18,179                      18,773
6.50%, 12/ 1/2031                                                                               33,269                      34,102
6.00%, 4/ 1/2033                                                                                97,717                      98,542
5.50%, 9/ 1/2033                                                                               206,436                     204,554
4.23%, 6/ 1/2034 (b)                                                                            90,281                      88,544
5.50%, 6/ 1/2034                                                                                37,700                      37,322
4.37%, 7/ 1/2034 (b)                                                                            53,275                      52,429
4.30%, 12/ 1/2034 (b)                                                                          148,930                     146,296
4.61%, 3/ 1/2035 (b)                                                                           151,725                     150,133
5.09%, 8/ 1/2035                                                                               244,279                     242,827
5.72%, 2/ 1/2036 (b)                                                                           101,519                     101,424
6.60%, 3/ 1/2036 (b)                                                                           364,417                     376,959
6.00%, 5/ 1/2036                                                                                93,724                      94,304
5.79%, 6/ 1/2036 (b)(e)                                                                         57,834                      57,888
6.00%, 7/ 1/2036                                                                               228,034                     229,446
6.50%, 8/ 1/2036                                                                                34,919                      35,594
                                                                                                            -----------------------
                                                                                                                        22,387,662
                                                                                                            -----------------------
Government National Mortgage Association (GNMA) (2.89%)
5.00%, 11/ 1/2036 (g)                                                                        1,205,000                   1,174,875
5.50%, 11/ 1/2036 (g)                                                                        2,105,000                   2,095,791
7.00%, 7/15/2031                                                                                18,064                      18,685
7.00%, 2/15/2032                                                                                 9,484                       9,809
6.00%, 7/15/2032                                                                                21,591                      21,923
6.00%, 12/15/2032                                                                               42,926                      43,587
6.00%, 12/15/2033                                                                              556,086                     564,420
6.50%, 10/20/2028                                                                               23,997                      24,671
8.00%, 8/20/2029                                                                                 3,653                       3,861
6.50%, 2/20/2032                                                                                13,428                      13,785
6.50%, 5/20/2032                                                                                 4,209                       4,321
                                                                                                            -----------------------
                                                                                                                         3,975,728
                                                                                                            -----------------------
U.S. Treasury (24.38%)
3.50%, 11/15/2006                                                                            3,750,000                   3,747,364
4.38%, 5/15/2007 (a)                                                                         1,500,000                   1,494,550
4.00%, 6/15/2009 (a)                                                                         1,250,000                   1,230,909
3.63%, 7/15/2009 (a)                                                                         2,775,000                   2,705,733
4.88%, 8/15/2009 (a)                                                                         2,665,953                   2,683,239
3.50%, 2/15/2010 (a)                                                                         3,700,000                   3,577,293
5.00%, 2/15/2011 (a)                                                                         1,750,000                   1,781,651
4.88%, 2/15/2012 (a)                                                                         1,600,000                   1,623,938
4.38%, 8/15/2012 (a)                                                                         1,675,000                   1,659,754
3.88%, 2/15/2013                                                                               500,000                     480,996
4.25%, 8/15/2013 (a)                                                                           900,000                     882,563
4.00%, 2/15/2014                                                                               550,000                     529,847
4.75%, 5/15/2014 (a)                                                                           750,000                     757,500

U.S. Treasury
4.25%, 11/15/2014 (a)                                                                        1,850,000                   1,807,147
7.25%, 5/15/2016 (a)                                                                         1,375,000                   1,650,214
4.88%, 8/15/2016 (a)                                                                         1,250,000                   1,275,976
8.13%, 8/15/2019 (a)                                                                           825,000                   1,089,903
6.25%, 8/15/2023 (a)                                                                         1,250,000                   1,454,688
6.00%, 2/15/2026                                                                               290,000                     332,820
6.25%, 5/15/2030 (a)                                                                         2,275,000                   2,747,062
                                                                                                            -----------------------
                                                                                                                        33,513,147
                                                                                                            -----------------------
U.S. Treasury Inflation-Indexed Obligations (1.19%)
3.88%, 1/15/2009 (a)                                                                           466,234                     476,159
4.25%, 1/15/2010 (a)                                                                           363,576                     381,698
2.00%, 1/15/2014 (a)                                                                           800,045                     779,762
                                                                                                            -----------------------
                                                                                                                         1,637,619
                                                                                                            -----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                    $              77,240,797
                                                                                                            -----------------------
SHORT TERM INVESTMENTS (6.32%)
Commercial Paper (6.32%)
Countrywide Financial Corp
5.35%, 11/ 1/2006 (c)                                                                          600,000                     600,000
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                                           1,936,994                   1,936,994
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                                            6,159,109                   6,159,109
                                                                                                            -----------------------
                                                                                                                         8,696,103
                                                                                                            -----------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $               8,696,103
                                                                                                            -----------------------
MONEY MARKET FUNDS (3.85%)
Money Center Banks (3.85%)
BNY Institutional Cash Reserve Fund (c)                                                      5,292,000                   5,292,000
                                                                                                            -----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $               5,292,000

                                                                                                            -----------------------
Total Investments                                                                                        $             205,566,294
Liabilities in Excess of Other Assets, Net - (49.51)%                                                                 (68,070,694)
                                                                                                            -----------------------
TOTAL NET ASSETS - 100.00%                                                                               $             137,495,600
                                                                                                            =======================
                                                                                                            -----------------------

                                                                                                            =======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Variable Rate

(c)  Security was purchased with the cash proceeds from securities loans.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10,549,416 or 7.67% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,148,481 or 3.74% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $19,399 or 0.01% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $               1,044,435
Unrealized Depreciation                                             (933,322)
                                                       -----------------------
Net Unrealized Appreciation (Depreciation)                            111,113
Cost for federal income tax purposes                              205,455,181


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                       Unrealized
                                                                                                           Notional  Appreciation/
Description                                                                                                 Amount   (Depreciation)
------------------------------------------------------------------------------- -------------------------- -------------
Receive a monthly return equal to a 4.50% 15 year Fannie Mae Obligation and pay monthly a floating rate
based on                                                                                                $  2,927,977    $  20,847
1-month LIBOR less 40 basis points with UBS AG.  Expires March 2007.


Receive a monthly return equal to a 6.50% 30 year Federal Home Loan Mortgage Corporation Obligation and
pay                                                                                                          757,049        3,303
monthly a floating rate based on 1-month LIBOR less 14 basis points with Merrill Lynch.  Expires
December 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
based on                                                                                                   3,000,000        4,400
1-month LIBOR plus 2 basis points with Morgan Stanley.  Expires November 2006.



                                           SCHEDULE OF FUTURES CONTRACTS
                                                                                        Current         Unrealized
                                                     Number        Original             Market        Appreciation/
                                                        of
Type                                                 Contracts      Value                Value        (Depreciation)
---------------------------------------------------- --------- ---------------- --------------- ---------
Buy:
90 Day Euro Dollar; December 2006                       24          $5,676,875      $5,678,100                  $1,225
90 Day Euro Dollar; June 2008                           17           4,038,563       4,048,763                  10,200
Sell:
90 Day Euro Dollar; June 2007                           17           4,029,850       4,035,375                 (5,525)
90 Day Euro Dollar; March 2007                          24           5,681,400       5,686,800                 (5,400)

Portfolio Summary (unaudited)
-----------------------------------------------------------------
Sector                                                   Percent
-----------------------------------------------------------------
Mortgage Securities                                       56.58%
Government                                                27.66%
Financial                                                 26.67%
Asset Backed Securities                                   21.54%
Communications                                             3.97%
Energy                                                     3.17%
Consumer, Non-cyclical                                     3.08%
Utilities                                                  2.86%
Industrial                                                 1.81%
Consumer, Cyclical                                         1.18%
Basic Materials                                            0.81%
Technology                                                 0.18%
Liabilities in Excess of Other Assets, Net             (-49.51%)
                                           ----------------------
TOTAL NET ASSETS                                         100.00%
                                           ======================

Other Assets Summary (unaudited)
--------------------------------------------
Asset Type                          Percent
--------------------------------------------
Futures                              14.15%
Total Return Swaps                    0.02%


Schedule of Investments
October 31, 2006
High Yield Fund
                                                                                       Principal
                                                                                        Amount                Value
                                                                                       -------------- -----------------------
BONDS (91.43%)
Advertising Agencies (0.42%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014 (a)                                                               $    450,000   $                 399,375
                                                                                                      -----------------------

Advertising Services (0.79%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                                        700,000                     753,375
                                                                                                      -----------------------

Aerospace & Defense Equipment (0.38%)
GenCorp Inc
9.50%, 8/15/2013 (a)                                                                     346,000                     359,840
                                                                                                      -----------------------

Apparel Manufacturers (1.81%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                     1,000,000                   1,115,000
Phillips-Van Heusen
8.13%, 5/ 1/2013                                                                         250,000                     260,625
7.75%, 11/15/2023                                                                        350,000                     357,000
                                                                                                      -----------------------
                                                                                                                   1,732,625
                                                                                                      -----------------------
Auto/Truck Parts & Equipment - Original (2.10%)
Accuride Corp
8.50%, 2/ 1/2015                                                                         500,000                     485,000
Tenneco Inc
10.25%, 7/15/2013                                                                        250,000                     273,750
8.63%, 11/15/2014 (a)                                                                    500,000                     503,750
TRW Automotive Inc
9.38%, 2/15/2013 (a)                                                                     700,000                     749,875
                                                                                                      -----------------------
                                                                                                                   2,012,375
                                                                                                      -----------------------
Beverages - Non-Alcoholic (0.43%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                        400,000                     409,000
                                                                                                      -----------------------

Broadcasting Services & Programming (0.44%)
Fisher Communications Inc
8.63%, 9/15/2014                                                                         400,000                     422,000
                                                                                                      -----------------------

Building - Residential & Commercial (1.53%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                                         350,000                     357,875
K Hovnanian Enterprises Inc
8.00%, 4/ 1/2012 (a)                                                                     500,000                     505,000
KB Home
7.75%, 2/ 1/2010                                                                         235,000                     237,938
5.88%, 1/15/2015                                                                         400,000                     367,367
                                                                                                      -----------------------
                                                                                                                   1,468,180
                                                                                                      -----------------------
Building & Construction - Miscellaneous (0.35%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                        325,000                     336,375
                                                                                                      -----------------------


Building Products - Wood (0.19%)
Ainsworth Lumber Co Ltd
7.25%, 10/ 1/2012 (a)                                                                    250,000                     185,625
                                                                                                      -----------------------

Cable TV (5.10%)
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                                                        900,000                     929,250
CSC Holdings Inc
8.13%, 8/15/2009                                                                         750,000                     773,437
Echostar DBS Corp
6.63%, 10/ 1/2014                                                                      1,200,000                   1,158,000
7.13%, 2/ 1/2016 (b)                                                                     500,000                     488,750
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (b)                                                                    539,000                     582,794
Unity Media GmbH
10.38%, 2/15/2015 (b)                                                                  1,000,000                     945,000
                                                                                                      -----------------------
                                                                                                                   4,877,231
                                                                                                      -----------------------
Casino Hotels (2.24%)
MGM Mirage
6.75%, 4/ 1/2013                                                                       1,000,000                     970,000
Riviera Holdings Corp
11.00%, 6/15/2010                                                                        600,000                     633,000
Station Casinos Inc
7.75%, 8/15/2016 (a)                                                                     525,000                     539,437
                                                                                                      -----------------------
                                                                                                                   2,142,437
                                                                                                      -----------------------
Casino Services (0.42%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (b)                                                                    400,000                     398,000
                                                                                                      -----------------------

Cellular Telecommunications (1.94%)
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011 (b)                                                                    550,000                     571,313
Rural Cellular Corp
8.25%, 3/15/2012                                                                       1,250,000                   1,285,937
                                                                                                      -----------------------
                                                                                                                   1,857,250
                                                                                                      -----------------------
Chemicals - Diversified (3.70%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                        810,000                     866,700
Huntsman LLC
11.50%, 7/15/2012                                                                        750,000                     849,375
Lyondell Chemical Co
8.25%, 9/15/2016 (a)                                                                     850,000                     875,500
Nova Chemicals Corp
6.50%, 1/15/2012                                                                         650,000                     611,000
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (a)(b)                                                                 325,000                     334,750
                                                                                                      -----------------------
                                                                                                                   3,537,325
                                                                                                      -----------------------
Chemicals - Plastics (0.27%)
BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC
11.89%, 7/15/2010 (b)(c)                                                                 250,000                     255,000
                                                                                                      -----------------------

Chemicals - Specialty (3.79%)
Hercules Inc
6.75%, 10/15/2029                                                                        500,000                     483,750
MacDermid Inc
9.13%, 7/15/2011                                                                         750,000                     783,750
Nalco Co
7.75%, 11/15/2011                                                                        675,000                     686,813
Chemicals - Specialty
NewMarket Corp
8.88%, 5/ 1/2010                                                                         600,000                     624,000
OM Group Inc
9.25%, 12/15/2011                                                                        500,000                     521,250
Rhodia SA
8.88%, 6/ 1/2011 (a)                                                                     500,000                     525,000
                                                                                                      -----------------------
                                                                                                                   3,624,563
                                                                                                      -----------------------
Coal (1.00%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012 (a)                                                                    500,000                     537,500
Massey Energy Co
6.88%, 12/15/2013                                                                        450,000                     421,875
                                                                                                      -----------------------
                                                                                                                     959,375
                                                                                                      -----------------------
Commercial Services (0.86%)
Aramark Services Inc
5.00%, 6/ 1/2012                                                                         350,000                     293,578
Iron Mountain Inc
8.75%, 7/15/2018 (a)                                                                     500,000                     527,500
                                                                                                      -----------------------
                                                                                                                     821,078
                                                                                                      -----------------------
Commercial Services - Finance (0.54%)
Cardtronics Inc
9.25%, 8/15/2013 (a)                                                                     500,000                     516,250
                                                                                                      -----------------------

Computer Services (0.60%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                         550,000                     570,625
                                                                                                      -----------------------

Computers - Memory Devices (1.03%)
Seagate Technology HDD Holdings
6.80%, 10/ 1/2016                                                                      1,000,000                     987,500
                                                                                                      -----------------------

Consumer Products - Miscellaneous (1.50%)
Blyth Inc
7.90%, 10/ 1/2009 (a)                                                                    800,000                     804,000
Prestige Brands Inc
9.25%, 4/15/2012                                                                         500,000                     508,750
Visant Holding Corp
9.25%, 12/ 1/2013 (a)(c)                                                                 150,000                     126,750
                                                                                                      -----------------------
                                                                                                                   1,439,500
                                                                                                      -----------------------
Containers - Metal & Glass (1.79%)
Impress Holdings BV
8.51%, 9/15/2013 (b)                                                                     400,000                     402,000
Owens Brockway Glass Container Inc
8.75%, 11/15/2012                                                                      1,000,000                   1,055,000
8.25%, 5/15/2013                                                                         250,000                     257,500
                                                                                                      -----------------------
                                                                                                                   1,714,500
                                                                                                      -----------------------
Containers - Paper & Plastic (1.43%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                         350,000                     315,000
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                        450,000                     436,500
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)                                                                    600,000                     621,000
                                                                                                      -----------------------
                                                                                                                   1,372,500
                                                                                                      -----------------------

Dialysis Centers (0.60%)
DaVita Inc
7.25%, 3/15/2015                                                                         575,000                     572,125
                                                                                                      -----------------------

Direct Marketing (0.53%)
Visant Corp
7.63%, 10/ 1/2012                                                                        500,000                     505,000
                                                                                                      -----------------------

Diversified Manufacturing Operations (1.01%)
Bombardier Inc
6.30%, 5/ 1/2014 (b)                                                                     500,000                     458,750
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                                         475,000                     508,844
                                                                                                      -----------------------
                                                                                                                     967,594
                                                                                                      -----------------------
Diversified Operations & Commercial Services (0.54%)
Chemed Corp
8.75%, 2/24/2011                                                                         500,000                     516,875
                                                                                                      -----------------------

E-Commerce - Products (0.34%)
FTD Inc
7.75%, 2/15/2014 (a)                                                                     326,000                     324,370
                                                                                                      -----------------------

Electric - Generation (0.54%)
Edison Mission Energy
7.50%, 6/15/2013 (b)                                                                     500,000                     513,750
                                                                                                      -----------------------

Electric - Integrated (1.43%)
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                         750,000                     759,375
Mission Energy Holding Co
13.50%, 7/15/2008                                                                        550,000                     613,250
                                                                                                      -----------------------
                                                                                                                   1,372,625
                                                                                                      -----------------------
Electronic Components - Miscellaneous (2.04%)
Celestica Inc
7.88%, 7/ 1/2011 (a)                                                                     300,000                     303,000
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                         500,000                     502,500
Flextronics International Ltd
6.50%, 5/15/2013                                                                         750,000                     745,312
Solectron Corp
7.97%, 11/15/2006                                                                        400,000                     402,000
                                                                                                      -----------------------
                                                                                                                   1,952,812
                                                                                                      -----------------------
Electronic Components - Semiconductors (0.68%)
Amkor Technology Inc
9.25%, 6/ 1/2016 (a)                                                                     700,000                     651,000
                                                                                                      -----------------------

Finance - Auto Loans (2.40%)
Ford Motor Credit Co
5.80%, 1/12/2009                                                                         200,000                     191,032
7.38%, 10/28/2009                                                                        250,000                     243,343
10.49%, 6/15/2011 (b)                                                                    262,000                     275,741
9.88%, 8/10/2011                                                                         200,000                     206,663
9.82%, 4/15/2012 (c)                                                                     500,000                     521,489
GMAC LLC
6.88%, 9/15/2011                                                                         850,000                     855,835
                                                                                                      -----------------------
                                                                                                                   2,294,103
                                                                                                      -----------------------

Finance - Investment Banker & Broker (0.75%)
E*Trade Financial Corp
8.00%, 6/15/2011                                                                         250,000                     259,375
7.38%, 9/15/2013                                                                         450,000                     462,375
                                                                                                      -----------------------
                                                                                                                     721,750
                                                                                                      -----------------------
Finance - Other Services (1.25%)
American Real Estate Partners LP/American Real Estate Finance Corp
7.13%, 2/15/2013                                                                         600,000                     598,500
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                                         600,000                     600,000
                                                                                                      -----------------------
                                                                                                                   1,198,500
                                                                                                      -----------------------
Funeral Services & Related Items (1.01%)
Service Corp International/US
8.00%, 6/15/2017 (b)(c)                                                                1,000,000                     965,000
                                                                                                      -----------------------

Independent Power Producer (1.45%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                         875,000                     884,844
7.38%, 2/ 1/2016                                                                         500,000                     505,625
                                                                                                      -----------------------
                                                                                                                   1,390,469
                                                                                                      -----------------------
Industrial Automation & Robots (0.63%)
Intermec Inc
7.00%, 3/15/2008                                                                         600,000                     603,000
                                                                                                      -----------------------

Machinery - Construction & Mining (0.53%)
Terex Corp
7.38%, 1/15/2014                                                                         500,000                     507,500
                                                                                                      -----------------------

Machinery - Farm (1.50%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                       1,350,000                   1,432,687
                                                                                                      -----------------------

Machinery - General Industry (0.42%)
Stewart & Stevenson LLC/Stewart & Stevenson Corp
10.00%, 7/15/2014 (b)                                                                    400,000                     405,000
                                                                                                      -----------------------

Machinery - Material Handling (0.57%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                        525,000                     547,313
                                                                                                      -----------------------

Medical - Drugs (0.52%)
Biovail Corp
7.88%, 4/ 1/2010                                                                         500,000                     501,250
                                                                                                      -----------------------

Metal - Diversified (1.36%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                                                         750,000                     801,562
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                                                         500,000                     497,500
                                                                                                      -----------------------
                                                                                                                   1,299,062
                                                                                                      -----------------------
Miscellaneous Manufacturers (0.66%)
Samsonite Corp
8.88%, 6/ 1/2011                                                                         600,000                     628,500
                                                                                                      -----------------------


Multimedia (0.95%)
CanWest Media Inc
8.00%, 9/15/2012                                                                         900,000                     910,125
                                                                                                      -----------------------

Music (0.36%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                         350,000                     342,125
                                                                                                      -----------------------

Non-Ferrous Metals (0.38%)
PNA Group Inc
10.75%, 9/ 1/2016 (b)                                                                    350,000                     360,500
                                                                                                      -----------------------

Non-Hazardous Waste Disposal (0.65%)
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                                                         100,000                     105,000
WCA Waste Corp
9.25%, 6/15/2014 (b)                                                                     500,000                     517,500
                                                                                                      -----------------------
                                                                                                                     622,500
                                                                                                      -----------------------
Oil - Field Services (0.57%)
Hanover Compressor Co
8.63%, 12/15/2010                                                                        521,000                     541,840
                                                                                                      -----------------------

Oil Company - Exploration & Production (5.53%)
Chesapeake Energy Corp
7.75%, 1/15/2015                                                                         300,000                     309,000
6.50%, 8/15/2017                                                                       1,000,000                     942,500
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                        575,000                     544,813
PetroHawk Energy Corp
9.13%, 7/15/2013 (a)(b)                                                                  400,000                     408,000
Petroquest Energy Inc
10.38%, 5/15/2012                                                                        375,000                     390,000
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                                                         450,000                     478,125
Stone Energy Corp
8.12%, 7/15/2010 (b)(c)                                                                  600,000                     596,250
Swift Energy Co
7.63%, 7/15/2011                                                                       1,000,000                   1,002,500
9.38%, 5/ 1/2012                                                                         587,000                     617,817
                                                                                                      -----------------------
                                                                                                                   5,289,005
                                                                                                      -----------------------
Paper & Related Products (1.10%)
Abitibi-Consolidated Inc
7.75%, 6/15/2011 (a)                                                                     650,000                     580,125
Neenah Paper Inc
7.38%, 11/15/2014                                                                        500,000                     475,000
                                                                                                      -----------------------
                                                                                                                   1,055,125
                                                                                                      -----------------------
Pharmacy Services (0.72%)
Omnicare Inc
6.88%, 12/15/2015                                                                        700,000                     686,000
                                                                                                      -----------------------

Physician Practice Management (0.90%)
US Oncology Inc
9.00%, 8/15/2012                                                                         250,000                     259,063
10.75%, 8/15/2014                                                                        550,000                     605,000
                                                                                                      -----------------------
                                                                                                                     864,063
                                                                                                      -----------------------

Pipelines (0.49%)
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                         500,000                     466,250
                                                                                                      -----------------------

Poultry (0.66%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                         600,000                     628,500
                                                                                                      -----------------------

Printing - Commercial (0.53%)
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                        500,000                     510,000
                                                                                                      -----------------------

Private Corrections (0.56%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                                         525,000                     536,812
                                                                                                      -----------------------

Property & Casualty Insurance (0.68%)
Crum & Forster Holdings Corp
10.38%, 6/15/2013 (a)                                                                    625,000                     648,438
                                                                                                      -----------------------

Publishing - Newspapers (0.40%)
Block Communications Inc
8.25%, 12/15/2015 (b)                                                                    385,000                     379,225
                                                                                                      -----------------------

Publishing - Periodicals (0.80%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                        320,000                     336,400
Dex Media Inc
9.00%, 11/15/2013 (c)                                                                    200,000                     174,250
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010 (a)                                                                     250,000                     259,062
                                                                                                      -----------------------
                                                                                                                     769,712
                                                                                                      -----------------------
Quarrying (0.49%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (c)(d)                                                                  500,000                     473,750
                                                                                                      -----------------------

Recreational Centers (0.41%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                        375,000                     390,000
                                                                                                      -----------------------

REITS - Mortgage (0.35%)
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                                         340,000                     334,900
                                                                                                      -----------------------

Rental - Auto & Equipment (1.27%)
Avis Budget Car Rental LLC/Avis Budget Finance Inc
7.63%, 5/15/2014 (a)(b)                                                                  250,000                     244,375
7.75%, 5/15/2016 (b)                                                                     300,000                     293,250
United Rentals North America Inc
6.50%, 2/15/2012 (a)                                                                     700,000                     682,500
                                                                                                      -----------------------
                                                                                                                   1,220,125
                                                                                                      -----------------------
Retail - Auto Parts (0.23%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014                                                                        250,000                     223,750
                                                                                                      -----------------------


Retail - Automobile (0.94%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                                                         500,000                     517,500
Group 1 Automotive Inc
8.25%, 8/15/2013                                                                         375,000                     385,781
                                                                                                      -----------------------
                                                                                                                     903,281
                                                                                                      -----------------------
Retail - Discount (0.56%)
Dollar General Corp
8.63%, 6/15/2010                                                                         500,000                     533,125
                                                                                                      -----------------------

Retail - Drug Store (0.74%)
Rite Aid Corp
8.13%, 5/ 1/2010                                                                         700,000                     707,000
                                                                                                      -----------------------

Retail - Propane Distribution (2.16%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                       1,125,000                   1,122,188
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014 (a)                                                                    525,000                     507,937
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013                                                                        450,000                     433,125
                                                                                                      -----------------------
                                                                                                                   2,063,250
                                                                                                      -----------------------
Retail - Restaurants (0.37%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                        375,000                     358,125
                                                                                                      -----------------------

Rubber - Tires (0.56%)
Goodyear Tire & Rubber Co
11.25%, 3/ 1/2011                                                                        490,000                     539,000
                                                                                                      -----------------------

Satellite Telecommunications (0.53%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                                                     500,000                     509,375
                                                                                                      -----------------------

Schools (0.54%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (b)                                                                     550,000                     521,125
                                                                                                      -----------------------

Special Purpose Entity (3.26%)
Altra Industrial Motion Inc
9.00%, 12/ 1/2011                                                                        400,000                     408,000
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
0.00%, 10/ 1/2014 (c)(d)                                                                 470,000                     394,800
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC
10.12%, 7/15/2010 (c)                                                                    700,000                     714,000
9.75%, 11/15/2014 (b)(e)                                                                 300,000                     299,250
Rainbow National Services LLC
10.38%, 9/ 1/2014 (b)                                                                    200,000                     222,500
Universal City Development Partners
11.75%, 4/ 1/2010                                                                      1,000,000                   1,077,500
                                                                                                      -----------------------
                                                                                                                   3,116,050
                                                                                                      -----------------------
Specified Purpose Acquisition (0.53%)
Basell AF SCA
8.38%, 8/15/2015 (a)(b)                                                                  500,000                     507,500
                                                                                                      -----------------------


Storage & Warehousing (0.54%)
Mobile Services Group Inc
9.75%, 8/ 1/2014 (b)                                                                     500,000                     518,125
                                                                                                      -----------------------

Telecommunication Services (1.00%)
Insight Midwest LP/Insight Capital Inc
9.75%, 10/ 1/2009                                                                        500,000                     508,750
Mastec Inc
7.75%, 2/ 1/2008 (a)                                                                     450,000                     450,000
                                                                                                      -----------------------
                                                                                                                     958,750
                                                                                                      -----------------------
Television (1.04%)
Allbritton Communications Co
7.75%, 12/15/2012 (a)                                                                    500,000                     502,500
Videotron Ltee
6.88%, 1/15/2014                                                                         500,000                     496,250
                                                                                                      -----------------------
                                                                                                                     998,750
                                                                                                      -----------------------
Theaters (1.67%)
AMC Entertainment Inc
9.88%, 2/ 1/2012 (a)                                                                     400,000                     413,500
8.63%, 8/15/2012                                                                         750,000                     773,438
Cinemark Inc
0.00%, 3/15/2014 (c)(d)                                                                  500,000                     406,875
                                                                                                      -----------------------
                                                                                                                   1,593,813
                                                                                                      -----------------------
Tobacco (0.71%)
Reynolds American Inc
7.25%, 6/ 1/2013 (b)                                                                     400,000                     416,146
7.30%, 7/15/2015 (b)                                                                     250,000                     259,766
                                                                                                      -----------------------
                                                                                                                     675,912
                                                                                                      -----------------------
Transport - Equipment & Leasing (0.37%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                                                         350,000                     354,375
                                                                                                      -----------------------

Transport - Services (0.55%)
CHC Helicopter Corp
7.38%, 5/ 1/2014                                                                         550,000                     525,250
                                                                                                      -----------------------

Travel Services (0.52%)
Travelport Inc
9.88%, 9/ 1/2014 (a)(b)                                                                  500,000                     493,125
                                                                                                      -----------------------

Venture Capital (0.30%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                         300,000                     289,500
                                                                                                      -----------------------

Vitamins & Nutrition Products (0.51%)
NBTY Inc
7.13%, 10/ 1/2015                                                                        500,000                     486,250
                                                                                                      -----------------------

Wire & Cable Products (0.59%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                         550,000                     562,375
                                                                                                      -----------------------
TOTAL BONDS                                                                                        $              87,488,990

                                                                                                      -----------------------

MONEY MARKET FUNDS (14.19%)
Money Center Banks (14.19%)
BNY Institutional Cash Reserve Fund (f)                                                13,579,000                 13,579,000
                                                                                                      -----------------------
TOTAL MONEY MARKET FUNDS                                                                           $              13,579,000
                                                                                                      -----------------------
Total Investments                                                                                  $             101,067,990
Liabilities in Excess of Other Assets, Net - (5.62)%                                                             (5,377,253)
                                                                                                      -----------------------
TOTAL NET ASSETS - 100.00%                                                                         $              95,690,737
                                                                                                      =======================
                                                                                                      -----------------------

                                                                                                      =======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,253,485 or 13.85% of net assets.

(c)  Variable Rate

(d)  Non-Income Producing Security

(e)  Security   purchased  on  a  when-issued  basis.  See  Notes  to  Financial
     Statements.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $               1,035,095
Unrealized Depreciation                                        (724,435)
                                                  -----------------------
Net Unrealized Appreciation (Depreciation)                       310,660
Cost for federal income tax purposes                         100,757,330


Portfolio Summary (unaudited)
------------------------------------------------- -----------------------
Sector                                                           Percent
------------------------------------------------- -----------------------
Financial                                                         23.18%
Consumer, Cyclical                                                17.16%
Communications                                                    14.28%
Industrial                                                        13.67%
Consumer, Non-cyclical                                            12.40%
Basic Materials                                                   11.08%
Energy                                                             7.58%
Utilities                                                          3.43%
Technology                                                         2.31%
Diversified                                                        0.53%
Liabilities in Excess of Other Assets, Net                      (-5.62%)
                                                  -----------------------
TOTAL NET ASSETS                                                 100.00%
                                                  =======================



Schedule of Investments
October 31, 2006
Inflation Protection Fund
                                                                                      Principal
                                                                                       Amount                  Value
                                                                                     ------------ ---- ----------------------
BONDS (71.31%)
Agricultural Chemicals (0.43%)
Mosaic Global Holdings Inc
11.25%, 6/ 1/2011                                                                 $      500,000    $                528,125
                                                                                                       ----------------------

Appliances (0.41%)
Whirlpool Corp
5.89%, 6/15/2009 (a)                                                                     500,000                     501,026
                                                                                                       ----------------------

Asset Backed Securities (9.35%)
Ameriquest Mortgage Securities Inc
5.63%, 4/25/2034 (a)(b)                                                                  586,727                     586,723
Argent Securities Inc
5.47%, 7/25/2036                                                                       1,500,000                   1,501,243
Carrington Mortgage Loan Trust
5.55%, 12/25/2035 (a)(b)                                                                 860,000                     860,296
5.60%, 12/25/2035 (a)                                                                    250,000                     250,449
Citigroup Mortgage Loan Trust Inc
5.47%, 7/25/2035 (a)(b)                                                                1,165,000                   1,165,240
Countrywide Asset-Backed Certificates
6.07%, 12/25/2032 (a)                                                                    150,000                     150,103
5.59%, 10/25/2034 (a)                                                                     20,172                      20,176
5.52%, 7/25/2035 (a)                                                                     169,745                     169,804
5.57%, 3/25/2036 (b)                                                                   2,000,000                   2,004,130
5.57%, 4/25/2036 (a)(b)                                                                1,500,000                   1,503,531
First Franklin Mortgage Loan Asset Backed Certificates
5.56%, 11/25/2035 (b)                                                                  1,500,000                   1,503,838
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (a)(b)                                                               1,500,000                   1,500,678
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (a)                                                                     200,000                     200,768
5.44%, 7/25/2035 (a)                                                                      13,223                      13,224
                                                                                                       ----------------------
                                                                                                                  11,430,203
                                                                                                       ----------------------
Auto - Car & Light Trucks (0.41%)
DaimlerChrysler NA Holding Corp
5.82%, 3/13/2009 (a)(b)                                                                  500,000                     500,324
                                                                                                       ----------------------

Automobile Sequential (0.05%)
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                                   63,402                      63,839
                                                                                                       ----------------------

Brewery (0.41%)
SABMiller PLC
5.67%, 7/ 1/2009 (a)(b)(c)                                                               500,000                     500,233
                                                                                                       ----------------------

Broadcasting Services & Programming (0.20%)
Clear Channel Communications Inc
6.00%, 11/ 1/2006                                                                        250,000                     250,000
                                                                                                       ----------------------

Building - Residential & Commercial (0.38%)
DR Horton Inc
8.50%, 4/15/2012                                                                         200,000                     209,616

Building - Residential & Commercial
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                       250,000                     259,375
                                                                                                       ----------------------
                                                                                                                     468,991
                                                                                                       ----------------------
Cable TV (0.82%)
Comcast Corp
5.67%, 7/14/2009 (a)(b)                                                                  500,000                     500,936
COX Communications Inc
5.94%, 12/14/2007 (a)(b)                                                                 500,000                     502,310
                                                                                                       ----------------------
                                                                                                                   1,003,246
                                                                                                       ----------------------
Casino Hotels (0.49%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                                                        100,000                     100,081
9.38%, 2/15/2007                                                                         500,000                     503,750
                                                                                                       ----------------------
                                                                                                                     603,831
                                                                                                       ----------------------
Cellular Telecommunications (0.46%)
America Movil SA de CV
6.01%, 4/27/2007 (a)                                                                      50,000                      50,110
Rogers Wireless Inc
8.52%, 12/15/2010 (a)                                                                    500,000                     510,625
                                                                                                       ----------------------
                                                                                                                     560,735
                                                                                                       ----------------------
Chemicals - Diversified (0.43%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                        200,000                     214,000
Lyondell Chemical Co
9.50%, 12/15/2008                                                                        300,000                     307,875
                                                                                                       ----------------------
                                                                                                                     521,875
                                                                                                       ----------------------
Chemicals - Plastics (0.42%)
BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC
11.89%, 7/15/2010 (a)(c)                                                                 500,000                     510,000
                                                                                                       ----------------------

Commercial Banks (0.49%)
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                                    100,000                     104,075
VTB Capital SA for Vneshtorgbank
5.97%, 8/ 1/2008 (c)(d)                                                                  500,000                     500,150
                                                                                                       ----------------------
                                                                                                                     604,225
                                                                                                       ----------------------
Commercial Services (0.56%)
Aramark Services Inc
7.00%, 5/ 1/2007                                                                         150,000                     150,654
Brickman Group Ltd/The
11.75%, 12/15/2009                                                                       500,000                     532,500
                                                                                                       ----------------------
                                                                                                                     683,154
                                                                                                       ----------------------
Computers - Memory Devices (0.41%)
Seagate Technology HDD Holdings
6.23%, 10/ 1/2009                                                                        500,000                     500,000
                                                                                                       ----------------------

Containers - Metal & Glass (0.40%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                         476,000                     487,900
                                                                                                       ----------------------

Diversified Financial Services (0.43%)
Citicorp Capital II
8.02%, 2/15/2027 (b)                                                                     500,000                     522,059
                                                                                                       ----------------------


Electric - Integrated (0.37%)
Enersis SA/Cayman Island
6.90%, 12/ 1/2006                                                                        250,000                     250,035
Entergy Gulf States Inc
5.80%, 12/ 1/2009 (a)                                                                    200,000                     199,472
                                                                                                       ----------------------
                                                                                                                     449,507
                                                                                                       ----------------------
Electronic Components - Miscellaneous (0.21%)
Solectron Corp
7.97%, 11/15/2006                                                                        250,000                     251,250
                                                                                                       ----------------------

Electronic Components - Semiconductors (0.41%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (c)                                                                     500,000                     504,557
                                                                                                       ----------------------

Engines - Internal Combustion (0.43%)
Cummins Inc
9.50%, 12/ 1/2010 (b)                                                                    500,000                     524,911
                                                                                                       ----------------------

Finance - Commercial (1.23%)
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (c)                                                                   1,500,000                   1,505,801
                                                                                                       ----------------------

Finance - Consumer Loans (0.41%)
SLM Corp
5.59%, 3/15/2011 (a)(b)                                                                  500,000                     499,907
                                                                                                       ----------------------

Finance - Credit Card (0.41%)
Capital One Financial Corp
5.67%, 9/10/2009                                                                         500,000                     501,396
                                                                                                       ----------------------

Finance - Investment Banker & Broker (0.41%)
Goldman Sachs Group Inc
5.59%, 3/ 2/2010 (a)(b)                                                                  500,000                     500,903
                                                                                                       ----------------------

Finance - Leasing Company (0.33%)
International Lease Finance Corp
5.62%, 5/24/2010 (b)                                                                     400,000                     401,196
                                                                                                       ----------------------

Finance - Mortgage Loan/Banker (13.29%)
Fannie Mae
5.29%, 2/17/2009 (a)                                                                     200,000                     192,936
5.62%, 2/25/2018 (a)                                                                     124,070                     124,378
5.62%, 3/25/2018 (a)(b)                                                                  643,562                     646,284
5.62%, 10/25/2018 (a)(b)                                                                 881,794                     884,495
5.57%, 11/25/2022 (a)                                                                    154,369                     154,878
5.52%, 1/25/2023 (a)                                                                     151,224                     151,517
5.72%, 6/25/2023 (a)(b)                                                                  934,351                     936,140
5.72%, 2/25/2028 (a)                                                                     360,662                     362,022
5.72%, 5/25/2030 (a)(b)                                                                  720,881                     723,480
5.72%, 5/25/2031 (a)(b)                                                                  903,008                     908,447
5.62%, 2/25/2032 (a)                                                                     165,308                     165,824
5.52%, 4/25/2034 (a)(b)                                                                  870,639                     870,504
5.57%, 3/25/2035 (a)(b)                                                                  340,615                     340,941
5.54%, 4/25/2035 (a)(b)                                                                  880,171                     876,891
Fannie Mae Grantor Trust
5.46%, 4/25/2035 (a)(b)                                                                  412,257                     412,474
5.41%, 5/25/2035 (a)                                                                     138,936                     137,944
5.48%, 6/25/2035 (a)                                                                     108,443                     108,801
Finance - Mortgage Loan/Banker
Fannie Mae Grantor Trust (continued)
5.47%, 9/25/2035 (a)(b)                                                                  750,000                     751,344
5.81%, 11/28/2035 (a)(b)                                                                 269,397                     269,437
Fannie Mae Whole Loan
5.47%, 11/25/2033 (a)                                                                     44,571                      44,571
5.47%, 5/25/2035 (a)                                                                     154,426                     154,680
5.52%, 5/25/2035 (a)                                                                     151,691                     152,201
5.57%, 6/25/2044 (a)                                                                      98,782                      98,805
5.77%, 2/25/2047 (a)(b)                                                                  117,932                     118,622
Freddie Mac
5.62%, 5/15/2013 (a)(b)                                                                  478,296                     478,686
5.62%, 5/15/2017 (a)(b)                                                                  663,665                     664,705
5.62%, 2/15/2018 (a)(b)                                                                  597,481                     599,661
5.62%, 6/15/2018 (a)(b)                                                                  674,209                     675,968
5.57%, 3/15/2023 (a)(b)                                                                  360,577                     361,261
5.77%, 6/15/2023 (a)                                                                     137,230                     138,500
5.72%, 7/15/2023 (a)                                                                     294,078                     294,764
5.67%, 7/15/2028 (a)(b)                                                                  845,269                     846,974
5.72%, 1/15/2030 (a)(b)                                                                  854,197                     856,556
5.67%, 2/15/2030 (a)                                                                      60,137                      60,334
5.52%, 4/15/2030 (a)                                                                     186,579                     186,577
5.67%, 5/15/2030 (a)                                                                     142,820                     143,157
5.72%, 9/15/2033 (a)(b)                                                                  484,433                     486,764
5.62%, 10/15/2034 (a)                                                                    304,125                     304,159
Ginnie Mae
5.67%, 10/20/2031 (a)                                                                    316,787                     318,461
Residential Capital Corp
6.74%, 6/29/2007 (a)                                                                     250,000                     251,397
                                                                                                       ----------------------
                                                                                                                  16,255,540
                                                                                                       ----------------------
Finance - Other Services (0.20%)
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                                         250,000                     250,000
                                                                                                       ----------------------

Food - Retail (0.41%)
Kroger Co/The
7.65%, 4/15/2007                                                                         500,000                     504,675
                                                                                                       ----------------------

Home Equity - Other (3.82%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                                                1,000,000                   1,000,414
Bear Stearns Asset Backed Securities Inc
5.49%, 8/25/2036 (a)                                                                     400,000                     400,101
First NLC Trust
5.55%, 12/25/2035 (a)                                                                    300,000                     300,104
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)(b)                                                                  802,719                     803,642
Option One Mortgage Loan Trust
6.32%, 2/25/2035 (a)                                                                     100,000                     100,839
Residential Asset Securities Corp
7.12%, 4/25/2032 (a)                                                                       3,814                       3,819
5.76%, 10/25/2033 (a)                                                                     17,859                      17,890
5.51%, 5/25/2034 (a)(b)                                                                  154,944                     155,062
5.52%, 5/25/2035 (a)                                                                     175,954                     176,060
Soundview Home Equity Loan Trust
5.50%, 3/25/2036 (a)(b)                                                                1,000,000                   1,001,586

Home Equity - Other
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (c)                                                                    717,287                     717,898
                                                                                                       ----------------------
                                                                                                                   4,677,415
                                                                                                       ----------------------
Hotels & Motels (0.21%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007 (b)                                                                     255,000                     256,594
                                                                                                       ----------------------

Insurance Brokers (0.82%)
AON Corp
6.95%, 1/15/2007 (a)                                                                     500,000                     501,427
Marsh & McLennan Cos Inc
5.51%, 7/13/2007 (a)(b)                                                                  500,000                     499,906
                                                                                                       ----------------------
                                                                                                                   1,001,333
                                                                                                       ----------------------
Medical - Hospitals (0.41%)
HCA Inc
5.25%, 11/ 6/2008                                                                        500,000                     500,000
                                                                                                       ----------------------

Medical - Wholesale Drug Distribution (0.41%)
Cardinal Health Inc
5.64%, 10/ 2/2009 (a)(c)                                                                 500,000                     499,982
                                                                                                       ----------------------

Mortgage Backed Securities (17.61%)
Adjustable Rate Mortgage Trust
5.60%, 8/25/2036 (a)(b)(e)                                                             1,417,717                   1,424,522
Banc of America Funding Corp
5.61%, 7/20/2036                                                                       1,453,286                   1,453,286
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(b)(c)                                                               200,000                     200,605
Bank of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                                  663,243                     661,934
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (a)                                                                     263,433                     263,483
Citigroup/Deutsche Bank Commercial Mortgage
0.65%, 10/15/2048 (c)                                                                 39,565,000                     999,944
Countrywide Alternative Loan Trust
5.74%, 12/25/2035 (a)(b)                                                                 978,479                     983,281
5.49%, 6/25/2036 (a)(b)                                                                1,500,000                   1,500,669
5.60%, 6/25/2036 (a)(b)(e)                                                             1,406,721                   1,407,091
Countrywide Asset-Backed Certificates
5.59%, 1/25/2036 (a)(b)                                                                  250,000                     250,407
Countrywide Home Loan Mortgage Pass Through Certificates
5.52%, 4/25/2046 (a)(b)                                                                1,421,502                   1,419,914
G-Force LLC
5.62%, 12/25/2039 (a)(b)(c)                                                            1,000,000                     999,988
GSR Mortgage Loan Trust
5.58%, 8/25/2046 (a)                                                                     292,433                     292,992
Homebanc Mortgage Trust
5.66%, 1/25/2036 (a)(b)(e)                                                             1,357,368                   1,361,026
Impac CMB Trust
6.07%, 8/25/2033 (a)                                                                      51,643                      51,683
5.81%, 10/25/2034 (a)                                                                    117,111                     117,240
6.87%, 10/25/2034 (a)(b)                                                                 204,473                     206,630
5.83%, 8/25/2035 (a)                                                                     118,962                     119,251
5.97%, 8/25/2035 (a)                                                                     110,388                     110,490
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (a)                                                                     264,123                     265,111

Mortgage Backed Securities
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)(c)                                                             1,000,000                   1,000,400
Wachovia Bank Commercial Mortgage Trust
5.55%, 1/15/2018 (a)(c)                                                                  465,124                     465,142
WAMU Alternative Mortgage Pass-Through Certificates
5.60%, 6/25/2046 (a)(b)                                                                  983,523                     984,188
Washington Mutual Inc
5.64%, 12/25/2027 (a)(b)                                                               1,355,134                   1,355,661
5.79%, 7/25/2044 (a)                                                                     206,941                     208,457
5.69%, 1/25/2045 (a)(b)                                                                  422,868                     426,359
5.70%, 11/25/2045 (a)(e)                                                               2,000,000                   2,005,703
5.55%, 8/25/2046 (e)                                                                   1,000,000                   1,000,000
                                                                                                       ----------------------
                                                                                                                  21,535,457
                                                                                                       ----------------------
Multimedia (0.51%)
Time Warner Inc
6.15%, 5/ 1/2007                                                                         350,000                     351,266
Viacom Inc
5.74%, 6/16/2009                                                                         275,000                     275,032
                                                                                                       ----------------------
                                                                                                                     626,298
                                                                                                       ----------------------
Office Automation & Equipment (0.33%)
Xerox Corp
6.16%, 12/18/2009 (a)                                                                    400,000                     402,000
                                                                                                       ----------------------

Oil - Field Services (0.41%)
BJ Services Co
5.57%, 6/ 1/2008 (a)                                                                     500,000                     499,972
                                                                                                       ----------------------

Oil & Gas Drilling (0.41%)
Transocean Inc
5.59%, 9/ 5/2008 (a)(b)                                                                  500,000                     500,122
                                                                                                       ----------------------

Oil Company - Exploration & Production (1.14%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (a)                                                                     250,000                     250,361
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (c)                                                                    500,000                     536,250
Newfield Exploration Co
7.45%, 10/15/2007                                                                        500,000                     505,000
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                                         100,000                     105,368
                                                                                                       ----------------------
                                                                                                                   1,396,979
                                                                                                       ----------------------
Oil Refining & Marketing (0.26%)
Giant Industries Inc
11.00%, 5/15/2012                                                                        300,000                     324,000
                                                                                                       ----------------------

Optical Supplies (0.49%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                                        600,000                     601,174
                                                                                                       ----------------------

Paper & Related Products (0.41%)
Bowater Inc
8.39%, 3/15/2010 (a)                                                                     500,000                     505,000
                                                                                                       ----------------------

Pipelines (0.84%)
Duke Capital LLC
4.33%, 11/16/2006 (b)                                                                    500,000                     499,782

Pipelines
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                         250,000                     258,750
Southern Natural Gas Co
8.88%, 3/15/2010                                                                         250,000                     262,623
                                                                                                       ----------------------
                                                                                                                   1,021,155
                                                                                                       ----------------------
Publishing - Periodicals (0.45%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                                        100,000                     105,125
12.13%, 11/15/2012                                                                       400,000                     445,000
                                                                                                       ----------------------
                                                                                                                     550,125
                                                                                                       ----------------------
Real Estate Operator & Developer (0.41%)
First Industrial LP
7.00%, 12/ 1/2006                                                                        500,000                     500,585
                                                                                                       ----------------------

Regional Banks (0.43%)
Fleet Capital Trust II
7.92%, 12/11/2026                                                                        500,000                     520,507
                                                                                                       ----------------------

REITS - Diversified (0.55%)
iStar Financial Inc
6.64%, 3/12/2007 (a)(b)                                                                  275,000                     276,105
5.94%, 3/16/2009 (a)(b)                                                                  225,000                     226,513
Liberty Property LP
6.95%, 12/ 1/2006                                                                        170,000                     170,134
                                                                                                       ----------------------
                                                                                                                     672,752
                                                                                                       ----------------------
REITS - Healthcare (0.37%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (a)                                                                     250,000                     249,604
National Health Investors Inc
7.30%, 7/16/2007                                                                         200,000                     199,736
                                                                                                       ----------------------
                                                                                                                     449,340
                                                                                                       ----------------------
REITS - Hotels (0.33%)
Host Marriott LP
9.50%, 1/15/2007                                                                         400,000                     402,500
                                                                                                       ----------------------

REITS - Office Property (0.41%)
HRPT Properties Trust
5.99%, 3/16/2011 (a)(b)                                                                  500,000                     500,789
                                                                                                       ----------------------

REITS - Warehouse & Industrial (0.41%)
Prologis
5.65%, 8/24/2009 (a)(b)                                                                  500,000                     500,424
                                                                                                       ----------------------

Rental - Auto & Equipment (0.41%)
Erac USA Finance Co
5.63%, 4/30/2009 (b)(c)                                                                  500,000                     500,816
                                                                                                       ----------------------

Retail - Regional Department Store (0.42%)
JC Penney Corp Inc
8.13%, 4/ 1/2027 (b)                                                                     500,000                     516,301
                                                                                                       ----------------------

Satellite Telecommunications (0.22%)
Intelsat Corp
6.38%, 1/15/2008                                                                         275,000                     274,313
                                                                                                       ----------------------


Savings & Loans - Thrifts (0.41%)
Washington Mutual Inc
5.67%, 1/15/2010 (a)(b)                                                                  500,000                     501,943
                                                                                                       ----------------------

Special Purpose Banks (0.31%)
Korea Development Bank
5.77%, 10/20/2009 (a)(b)                                                                 380,000                     382,404
                                                                                                       ----------------------

Telecommunication Services (1.20%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                                       535,000                     553,725
Mastec Inc
7.75%, 2/ 1/2008                                                                         200,000                     200,000
TELUS Corp
7.50%, 6/ 1/2007                                                                         400,000                     404,583
Time Warner Telecom Holdings Inc
9.41%, 2/15/2011                                                                         300,000                     306,000
                                                                                                       ----------------------
                                                                                                                   1,464,308
                                                                                                       ----------------------
Telephone - Integrated (1.02%)
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (a)                                                                     200,000                     200,070
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                         250,000                     248,125
Sprint Capital Corp
6.00%, 1/15/2007                                                                         500,000                     500,248
Telecom Italia Capital SA
5.98%, 7/18/2011 (a)(b)                                                                  300,000                     299,318
                                                                                                       ----------------------
                                                                                                                   1,247,761
                                                                                                       ----------------------
Television (0.41%)
CBS Corp
5.63%, 5/ 1/2007                                                                         500,000                     500,370
                                                                                                       ----------------------

Transport - Rail (0.41%)
Burlington Northern Santa Fe Corp
7.88%, 4/15/2007 (b)                                                                     500,000                     505,145
                                                                                                       ----------------------

Transport - Services (0.40%)
FedEx Corp
2.65%, 4/ 1/2007                                                                         500,000                     494,264
                                                                                                       ----------------------
TOTAL BONDS                                                                                         $             87,221,537
                                                                                                       ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (67.24%)
U.S. Treasury Inflation-Indexed Obligations (67.24%)
3.88%, 1/15/2009 (f)(g)                                                                3,406,615                   3,479,138
4.25%, 1/15/2010 (g)                                                                   3,987,217                   4,185,956
0.88%, 4/15/2010 (g)                                                                   6,796,835                   6,404,956
3.50%, 1/15/2011 (g)                                                                   4,018,382                   4,179,901
2.38%, 4/15/2011 (g)                                                                   4,175,853                   4,153,503
3.38%, 1/15/2012 (g)                                                                   2,221,980                   2,322,838
3.00%, 7/15/2012                                                                       2,551,590                   2,630,230
1.88%, 7/15/2013 (g)                                                                   7,144,008                   6,917,965
2.00%, 1/15/2014 (g)                                                                   4,662,330                   4,544,130
2.00%, 7/15/2014 (g)                                                                   6,679,621                   6,506,365
1.63%, 1/15/2015 (g)                                                                   6,593,974                   6,235,169
1.88%, 7/15/2015 (g)                                                                     885,797                     852,891
2.00%, 1/15/2016 (g)                                                                     724,261                     703,608
2.50%, 7/15/2016 (g)                                                                   4,957,382                   5,028,644
2.38%, 1/15/2025 (g)                                                                   8,707,846                   8,814,657
2.00%, 1/15/2026 (g)                                                                   5,639,987                   5,390,372
U.S. Treasury Inflation-Indexed Obligations
3.63%, 4/15/2028                                                                       1,203,940                   1,486,678
3.88%, 4/15/2029 (g)                                                                   4,818,643                   6,204,379
3.38%, 4/15/2032 (g)                                                                   1,774,788                   2,197,132
                                                                                                       ----------------------
                                                                                                                  82,238,512
                                                                                                       ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                               $             82,238,512
                                                                                                       ----------------------
SHORT TERM INVESTMENTS (2.37%)
Commercial Paper (2.37%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                                     2,902,469                   2,902,469
                                                                                                       ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                        $              2,902,469
                                                                                                       ----------------------
MONEY MARKET FUNDS (2.86%)
Money Center Banks (2.86%)
BNY Institutional Cash Reserve Fund (b)                                                3,495,000                   3,495,000
                                                                                                       ----------------------
TOTAL MONEY MARKET FUNDS                                                                            $              3,495,000
                                                                                                       ----------------------
Total Investments                                                                                   $            175,857,518
Liabilities in Excess of Other Assets, Net - (43.78)%                                                           (53,549,888)
                                                                                                       ----------------------
TOTAL NET ASSETS - 100.00%                                                                          $            122,307,630
                                                                                                       ======================
                                                                                                       ----------------------

                                                                                                       ======================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,609,680 or 7.86% of net assets.



(d)  Security   purchased  on  a  when-issued  basis.  See  Notes  to  Financial
     Statements.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,198,342 or 5.89% of net assets.


(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,698 or 0.01% of net assets.


(g)  Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $             826
Unrealized Depreciation                           (2,266,946)
                                              ----------------
Net Unrealized Appreciation (Depreciation)        (2,266,120)
Cost for federal income tax purposes              178,123,638


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                        Unrealized
                                                                                                           Notional    Appreciation/
Description                                                                                                 Amount    (Depreciation)
------------------------------------------------------------------------------- ------------------------- -------------------
Receive a semi-annual return equal to a 0.875% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                               $    2,500,000 $   (13,550)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.


Receive a semi-annual return equal to a 1.875% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                                    4,600,000      122,947
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires November 2006.


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                                    2,400,000        8,768
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.


Receive a semi-annual return equal to a 2.00% U.S. Treasury Inflation Index Obligation and pay
semi-annually a                                                                                               4,800,000     (54,246)
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March 2007.


Receive a semi-annual return equal to a 3.00% U.S. Treasury Inflation Index Obligation and pay
semi-annually a                                                                                               4,500,000     (49,435)
floating rate based on 3-month LIBOR less 5 basis points with Morgan Stanley. Expires March 2007.


Receive a semi-annual return equal to a 3.625% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                                    3,750,000      294,364
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires November 2006.


Receive a semi-annual return equal to a 3.875% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                                    1,600,000     (12,967)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.   Expires March 2007.


Receive a semi-annual return equal to a 3.875% U.S. Treasury Inflation Index Obligation and pay monthly
a floating                                                                                                    2,000,000      (5,158)
rate based on 1-month LIBOR less 3 basis points with Merrill Lynch.  Expires March 2007.



                          SCHEDULE OF FUTURES CONTRACTS
                                                          Current   Unrealized
                                  Number   Original       Market   Appreciation/
                                     of
Type                              Contracts  Value         Value  (Depreciation)
----------------------------------------------------------------------
Buy:
90 Day Euro Dollar; December 2006    19      $4,494,188 $4,495,164         $976
90 Day Euro Dollar; June 2008        13       3,088,313  3,096,113        7,800
Sell:
90 Day Euro Dollar; June 2007        13       3,081,650  3,085,875      (4,225)
90 Day Euro Dollar; March 2007       19       4,497,775  4,502,050      (4,275)

Portfolio Summary (unaudited)
------------------------------------------------------------
Sector                                              Percent
------------------------------------------------------------
Government                                           67.40%
Mortgage Securities                                  31.61%
Asset Backed Securities                              15.75%
Financial                                            10.18%
Communications                                        5.29%
Consumer, Non-cyclical                                3.10%
Energy                                                3.06%
Consumer, Cyclical                                    2.33%
Industrial                                            1.85%
Basic Materials                                       1.69%
Technology                                            1.15%
Utilities                                             0.37%
Liabilities in Excess of Other Assets, Net        (-43.78%)
                                              --------------
TOTAL NET ASSETS                                    100.00%
                                              ==============

Other Assets Summary (unaudited)
----------------------------------------------------
Asset Type                                  Percent
----------------------------------------------------
Futures                                      12.41%
Total Return Swaps                            0.46%


Schedule of Investments
October 31, 2006
International Emerging Markets Fund
                                                              Shares
                                                               Held                                          Value
                                                            ------------ --------------------------- ----------------------
COMMON STOCKS (91.58%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                      73,093                           $                     94
                                                                                                     ----------------------

Agricultural Operations (0.81%)
Astra Agro Lestari Tbk PT                                     1,660,000                                          1,776,132
Astral Foods Ltd                                                 71,452                                            929,283
                                                                                                     ----------------------
                                                                                                                 2,705,415
                                                                                                     ----------------------
Airlines (0.76%)
Korean Air Lines Co Ltd                                          50,860                                          1,808,332
Thai Airways International Public Ltd (a)(b)                    540,100                                            706,013
                                                                                                     ----------------------
                                                                                                                 2,514,345
                                                                                                     ----------------------
Apparel Manufacturers (0.49%)
Youngone Corp (c)                                               306,750                                          1,640,862
                                                                                                     ----------------------

Applications Software (1.35%)
Infosys Technologies Ltd ADR                                     62,610                                          3,261,981
Tata Consultancy Services Ltd                                    50,952                                          1,230,067
                                                                                                     ----------------------
                                                                                                                 4,492,048
                                                                                                     ----------------------
Auto - Car & Light Trucks (0.80%)
Hyundai Motor Co                                                 13,030                                          1,059,327
Tofas Turk Otomobil Fabrikasi AS                                483,739                                          1,598,096
                                                                                                     ----------------------
                                                                                                                 2,657,423
                                                                                                     ----------------------
Auto - Medium & Heavy Duty Trucks (0.46%)
Mahindra & Mahindra Ltd                                          89,014                                          1,545,736
                                                                                                     ----------------------

Auto/Truck Parts & Equipment - Original (0.71%)
Halla Climate Control                                            83,420                                            965,058
Hyundai Mobis                                                    14,434                                          1,409,391
                                                                                                     ----------------------
                                                                                                                 2,374,449
                                                                                                     ----------------------
Beverages - Non-Alcoholic (0.22%)
Coca-Cola Icecek AS (a)                                         122,487                                            717,796
                                                                                                     ----------------------

Beverages - Wine & Spirits (0.08%)
Yantai Changyu Pioneer Wine Co                                   74,085                                            252,338
                                                                                                     ----------------------

Broadcasting Services & Programming (0.56%)
Grupo Televisa SA ADR (c)                                        75,311                                          1,858,675
                                                                                                     ----------------------

Building - Heavy Construction (0.45%)
YTL Corp Bhd                                                    997,500                                          1,502,053
                                                                                                     ----------------------

Building - Residential & Commercial (0.35%)
Klabin Segall SA (a)                                            168,185                                          1,179,970
                                                                                                     ----------------------

Building & Construction - Miscellaneous (0.64%)
Murray & Roberts Holdings Ltd                                   414,465                                          2,136,287
                                                                                                     ----------------------

Building Products - Cement & Aggregate (3.61%)
ACC Ltd                                                         105,727                                          2,269,972
Akcansa Cimento AS                                               28,363                                            153,576

Building Products - Cement & Aggregate
Anhui Conch Cement Co Ltd                                       832,000                                          1,850,018
Cemex SAB de CV (a)                                           1,544,218                                          4,729,629
Grasim Industries Ltd                                            27,447                                          1,674,828
Gujarat Ambuja Cements Ltd                                      513,473                                          1,339,842
                                                                                                     ----------------------
                                                                                                                12,017,865
                                                                                                     ----------------------
Casino Hotels (0.33%)
Genting Bhd                                                     152,186                                          1,114,572
                                                                                                     ----------------------

Cellular Telecommunications (5.01%)
America Movil SA de CV ADR (c)                                  146,402                                          6,276,254
China Mobile Ltd                                                827,462                                          6,721,583
SK Telecom Co Ltd                                                 5,817                                          1,262,552
Vimpel-Communications ADR (a)                                    36,521                                          2,410,021
                                                                                                     ----------------------
                                                                                                                16,670,410
                                                                                                     ----------------------
Chemicals - Diversified (0.62%)
Nan Ya Plastics Corp                                          1,431,140                                          2,065,385
                                                                                                     ----------------------

Commercial Banks (9.14%)
Attijariwafa Bank                                                   647                                            152,844
Banco do Brasil SA                                               94,336                                          2,291,774
Banco Nossa Caixa SA (a)                                         37,500                                            881,373
Bank BPH                                                          3,857                                          1,103,071
Bank of Communications Co Ltd (c)                             2,520,000                                          1,891,559
Bank of the Philippine Islands                                  548,638                                            682,495
Bank Rakyat Indonesia                                         6,019,500                                          3,236,823
Bumiputra-Commerce Holdings Bhd                                 713,100                                          1,347,129
HDFC Bank Ltd ADR                                                16,350                                          1,132,401
Industrial & Commercial Bank of China (a)                     5,487,000                                          2,454,261
Komercni Banka AS                                                 9,834                                          1,530,370
Kookmin Bank                                                     51,630                                          4,104,317
Nedbank Group Ltd                                                98,367                                          1,624,315
Raiffeisen International Bank Holding AS                         26,797                                          3,066,257
Sberbank                                                          1,661                                          3,737,250
Siam Commercial Bank Public (a)(b)                              655,376                                          1,160,115
                                                                                                     ----------------------
                                                                                                                30,396,354
                                                                                                     ----------------------
Computers (1.36%)
High Tech Computer Corp                                         119,280                                          2,958,689
Wistron Corp                                                  1,351,980                                          1,564,980
                                                                                                     ----------------------
                                                                                                                 4,523,669
                                                                                                     ----------------------
Computers - Memory Devices (0.22%)
Quanta Storage Inc                                              577,887                                            747,118
                                                                                                     ----------------------

Diversified Financial Services (4.13%)
Cathay Financial Holding Co Ltd                                 612,449                                          1,187,702
Indiabulls Financial Services Ltd                               103,422                                            973,701
Investec Ltd                                                    261,726                                          2,623,589
Mega Financial Holding Co Ltd                                 2,836,000                                          1,999,525
Shin Kong Financial Holding Co Ltd                            2,217,940                                          1,960,536
Shinhan Financial Group Co Ltd                                   55,253                                          2,548,018
Woori Finance Holdings Co Ltd                                   113,730                                          2,432,243
                                                                                                     ----------------------
                                                                                                                13,725,314
                                                                                                     ----------------------
Diversified Minerals (1.11%)
Antofagasta PLC                                                 382,968                                          3,703,173
                                                                                                     ----------------------

Diversified Operations (2.43%)
Barloworld Ltd                                                   87,320                                          1,686,867

Diversified Operations
Bidvest Group Ltd (a)                                           145,931                                          2,411,707
Grupo Carso SA de CV                                            725,700                                          2,441,164
GS Holdings Corp                                                 44,040                                          1,540,138
                                                                                                     ----------------------
                                                                                                                 8,079,876
                                                                                                     ----------------------
Electric - Generation (1.59%)
CEZ                                                              37,143                                          1,467,374
China Power International Development Ltd                     2,857,000                                          1,366,028
China Resources Power Holdings Co                             1,206,000                                          1,503,576
Glow Energy PCL (b)                                           1,123,327                                            940,695
                                                                                                     ----------------------
                                                                                                                 5,277,673
                                                                                                     ----------------------
Electric - Integrated (0.65%)
CPFL Energia SA                                                 125,622                                          1,598,185
Terna Participacoes SA (a)                                       53,282                                            565,716
                                                                                                     ----------------------
                                                                                                                 2,163,901
                                                                                                     ----------------------
Electric Products - Miscellaneous (0.59%)
LG Electronics Inc                                               32,357                                          1,957,492
                                                                                                     ----------------------

Electronic Components - Miscellaneous (1.60%)
AAC Acoustic Technology Holdings Inc (a)                        616,000                                            715,740
HON HAI Precision Industry Co Ltd                               713,750                                          4,624,568
                                                                                                     ----------------------
                                                                                                                 5,340,308
                                                                                                     ----------------------
Electronic Components - Semiconductors (4.10%)
Hynix Semiconductor Inc (a)                                      60,205                                          2,185,322
MediaTek Inc                                                    110,950                                          1,082,480
Samsung Electronics Co Ltd                                       15,976                                         10,360,153
                                                                                                     ----------------------
                                                                                                                13,627,955
                                                                                                     ----------------------
Feminine Health Care Products (0.47%)
Hengan International Group Co Ltd                               643,574                                          1,548,498
                                                                                                     ----------------------

Finance - Credit Card (0.58%)
LG Card Co Ltd (c)                                               30,121                                          1,918,128
                                                                                                     ----------------------

Finance - Other Services (0.96%)
Grupo Financiero Banorte SA de CV                               877,300                                          3,179,391
                                                                                                     ----------------------

Food - Dairy Products (0.53%)
Wimm-Bill-Dann Foods OJSC ADR (c)                                42,202                                          1,778,814
                                                                                                     ----------------------

Food - Retail (0.65%)
BIM Birlesik Magazalar AS                                         1,819                                             80,415
Shoprite Holdings Ltd                                           573,607                                          2,090,181
                                                                                                     ----------------------
                                                                                                                 2,170,596
                                                                                                     ----------------------
Gold Mining (0.61%)
Gold Fields Ltd                                                  48,565                                            802,602
Polyus Gold Co ADR (a)(c)                                        25,512                                          1,218,198
                                                                                                     ----------------------
                                                                                                                 2,020,800
                                                                                                     ----------------------
Life & Health Insurance (1.02%)
China Life Insurance Co Ltd                                     861,000                                          1,812,690
Sanlam Ltd                                                      668,019                                          1,583,594
                                                                                                     ----------------------
                                                                                                                 3,396,284
                                                                                                     ----------------------
Machinery - General Industry (0.46%)
Industrias CH SA (a)                                            393,585                                          1,528,784
                                                                                                     ----------------------


Medical - Generic Drugs (0.76%)
Teva Pharmaceutical Industries Ltd ADR (c)                       76,540                                          2,523,524
                                                                                                     ----------------------

Metal - Diversified (1.14%)
Hindustan Zinc Ltd                                               29,637                                            596,821
MMC Norilsk Nickel ADR                                           21,726                                          3,193,722
                                                                                                     ----------------------
                                                                                                                 3,790,543
                                                                                                     ----------------------
Metal - Iron (0.43%)
Novolipetsk Steel (b)(c)                                         67,380                                          1,414,980
                                                                                                     ----------------------

Metal Processors & Fabrication (0.74%)
Catcher Technology Co Ltd                                       285,339                                          2,462,186
                                                                                                     ----------------------

Multi-Line Insurance (0.93%)
Porto Seguro SA (a)                                             136,880                                          3,105,089
                                                                                                     ----------------------

Non-Ferrous Metals (0.74%)
Grupo Mexico SAB de CV                                          705,759                                          2,465,900
                                                                                                     ----------------------

Oil Company - Exploration & Production (5.02%)
CNOOC Ltd                                                     2,144,000                                          1,802,225
Oao Gazprom (a)(b)(d)                                            23,609                                          2,514,359
Oao Gazprom (a)                                                 290,919                                         12,393,149
                                                                                                     ----------------------
                                                                                                                16,709,733
                                                                                                     ----------------------
Oil Company - Integrated (8.88%)
China Petroleum & Chemical Corp                               5,034,000                                          3,493,924
LUKOIL ADR                                                      103,748                                          8,362,089
PetroChina Co Ltd                                             5,800,807                                          6,389,629
Petroleo Brasileiro SA ADR (c)                                  103,349                                          9,173,257
Sasol Ltd                                                        61,813                                          2,116,772
                                                                                                     ----------------------
                                                                                                                29,535,671
                                                                                                     ----------------------
Oil Refining & Marketing (2.33%)
Reliance Industries Ltd (b)(d)                                   46,811                                          2,525,454
SK Corp                                                          25,280                                          1,854,010
Thai Oil Public (a)(b)                                          936,900                                          1,556,397
Tupras Turkiye Petrol Rafinerileri AS                           109,446                                          1,815,348
                                                                                                     ----------------------
                                                                                                                 7,751,209
                                                                                                     ----------------------
Pharmacy Services (0.52%)
Profarma Distribuidora de Produtos Farmacenticos SA (a          140,558                                          1,742,183
                                                                                                     ----------------------

Platinum (0.75%)
Anglo Platinum Ltd                                               23,454                                          2,509,927
                                                                                                     ----------------------

Power Converter & Supply Equipment (1.18%)
Bharat Heavy Electricals                                         37,441                                          2,012,235
Delta Electronics Inc                                           674,650                                          1,906,708
                                                                                                     ----------------------
                                                                                                                 3,918,943
                                                                                                     ----------------------
Property & Casualty Insurance (0.63%)
Dongbu Insurance Co Ltd                                          74,620                                          1,777,987
Meritz Fire & Marine Insurance Co Ltd                            49,150                                            307,774
                                                                                                     ----------------------
                                                                                                                 2,085,761
                                                                                                     ----------------------
Real Estate Operator & Developer (1.34%)
Huaku Construction Corp                                         943,000                                          1,916,620
IRSA Inversiones y Representaciones SA (a)                        5,218                                             74,983
Shenzhen Investment Ltd                                       6,308,000                                          2,480,959
                                                                                                     ----------------------
                                                                                                                 4,472,562
                                                                                                     ----------------------

Retail - Apparel & Shoe (0.97%)
Edgars Consolidated Stores Ltd                                  391,946                                          1,949,071
Lojas Renner SA                                                 100,945                                          1,264,882
                                                                                                     ----------------------
                                                                                                                 3,213,953
                                                                                                     ----------------------
Retail - Major Department Store (0.82%)
Hyundai Department Store Co Ltd                                  22,485                                          1,882,898
Parkson Retail Group Ltd                                        205,000                                            851,065
                                                                                                     ----------------------
                                                                                                                 2,733,963
                                                                                                     ----------------------
Semiconductor Component - Integrated Circuits (3.57%)
Advanced Semiconductor Engineering Inc (a)                    1,750,000                                          1,617,934
Holtek Semiconductor Inc                                      1,074,673                                          2,158,393
Powertech Technology Inc                                        425,000                                          1,222,865
Realtek Semiconductor Corp                                    1,680,000                                          2,232,592
Taiwan Semiconductor Manufacturing Co Ltd                     2,529,227                                          4,638,691
                                                                                                     ----------------------
                                                                                                                11,870,475
                                                                                                     ----------------------
Shipbuilding (0.65%)
Hyundai Heavy Industries                                         14,610                                          2,147,617
                                                                                                     ----------------------

Steel - Producers (3.55%)
Angang Steel Co Ltd (c)                                       2,154,000                                          2,200,996
China Steel Corp                                              1,800,000                                          1,591,100
Evraz Group SA (b)                                              104,659                                          2,710,668
POSCO ADR (c)                                                    46,774                                          3,298,503
Tenaris SA ADR                                                   51,659                                          1,993,521
                                                                                                     ----------------------
                                                                                                                11,794,788
                                                                                                     ----------------------
Telecommunication Equipment (0.83%)
Foxconn International Holdings Ltd (a)                          834,143                                          2,771,453
                                                                                                     ----------------------

Telecommunication Services (0.62%)
Digi.Com BHD                                                    362,746                                          1,181,842
Telekomunikasi Indonesia Tbk PT                                 963,500                                            888,164
                                                                                                     ----------------------
                                                                                                                 2,070,006
                                                                                                     ----------------------
Telephone - Integrated (2.15%)
Carso Global Telecom SA de CV (a)                               769,400                                          2,377,251
Telecom Egypt                                                   559,571                                          1,592,362
Telefonos de Mexico SA de CV ADR (c)                             79,894                                          2,108,403
Telkom SA Ltd                                                    58,272                                          1,079,376
                                                                                                     ----------------------
                                                                                                                 7,157,392
                                                                                                     ----------------------
Television (0.49%)
BEC World PCL (a)(b)                                          1,776,900                                            880,707
TVN SA (a)                                                       19,427                                            736,102
                                                                                                     ----------------------
                                                                                                                 1,616,809
                                                                                                     ----------------------
Transport - Marine (1.72%)
Pacific Basin Shipping Ltd                                    1,960,000                                          1,259,600
Sincere Navigation                                              766,000                                            874,014
STX Pan Ocean Co Ltd                                          3,098,000                                          1,710,998
U-Ming Marine Transport Corp                                  1,612,000                                          1,887,775
Wan Hai Lines Ltd                                                     1                                                  -
                                                                                                     ----------------------
                                                                                                                 5,732,387
                                                                                                     ----------------------
Water (0.10%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)           2,896,586                                            348,864
                                                                                                     ----------------------

Web Portals (0.74%)
LG Dacom Corp                                                   106,000                                          2,463,808
                                                                                                     ----------------------


Wire & Cable Products (0.53%)
LS Cable Ltd                                                     41,610                                          1,748,839
                                                                                                     ----------------------
TOTAL COMMON STOCKS                                                                               $            304,688,416
                                                                                                     ----------------------
PREFERRED STOCKS (5.56%)
Airlines (0.47%)
Tam SA                                                           51,048                                          1,554,361
                                                                                                     ----------------------

Commercial Banks (0.27%)
Banco Bradesco SA - Rights (a)                                    1,091                                             10,859
Banco Bradesco SA                                                24,989                                            889,342
                                                                                                     ----------------------
                                                                                                                   900,201
                                                                                                     ----------------------
Diversified Minerals (0.74%)
Cia Vale do Rio Doce                                            115,010                                          2,482,021
                                                                                                     ----------------------

Diversified Operations (1.00%)
Bradespar SA (a)                                                 65,700                                          2,549,947
Investimentos Itau SA (a)                                       172,000                                            781,964
                                                                                                     ----------------------
                                                                                                                 3,331,911
                                                                                                     ----------------------
Electric - Distribution (0.64%)
Eletropaulo Metropolitana de Sao Paulo (a)                   48,750,000                                          2,120,557
                                                                                                     ----------------------

Electric - Integrated (0.72%)
Cia Energetica de Minas Gerais                               55,300,000                                          2,389,953
                                                                                                     ----------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                           4,384                                             24,348
                                                                                                     ----------------------

Paper & Related Products (0.54%)
Aracruz Celulose SA (a)                                         324,276                                          1,789,737
                                                                                                     ----------------------

Steel - Producers (1.17%)
Gerdau SA                                                       134,389                                          1,973,721
Usinas Siderurgicas de Minas Gerais SA                           56,700                                          1,930,664
                                                                                                     ----------------------
                                                                                                                 3,904,385
                                                                                                     ----------------------
TOTAL PREFERRED STOCKS                                                                            $             18,497,474
                                                                                                     ----------------------
                                                             Principal
                                                              Amount                                         Value
                                                            ------------ --------------------------- ----------------------
SHORT TERM INVESTMENTS (2.05%)
Commercial Paper (2.05%)
Investment in Joint Trading Account; Federal Home Loan
5.145%, 11/ 1/2006                                            6,811,918                                          6,811,918
                                                                                                     ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $              6,811,918
                                                                                                     ----------------------
MONEY MARKET FUNDS (4.12%)
Money Center Banks (4.12%)
BNY Institutional Cash Reserve Fund (e)                      13,708,000                                         13,708,000
                                                                                                     ----------------------
TOTAL MONEY MARKET FUNDS                                                                          $             13,708,000
                                                                                                     ----------------------
Total Investments                                                                                 $            343,705,808
Liabilities in Excess of Other Assets, Net - (3.31)%                                                          (11,021,413)
                                                                                                     ----------------------
TOTAL NET ASSETS - 100.00%                                                                        $            332,684,395
                                                                                                     ======================
                                                                                                     ----------------------

                                                                                                     ======================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,409,388 or 4.33% of net assets.

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,039,813 or 1.51% of net assets.


(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $             52,565,661
Unrealized Depreciation                                        (4,594,005)
                                                     ----------------------
Net Unrealized Appreciation (Depreciation)                      47,971,656
Cost for federal income tax purposes                           295,612,059


Portfolio Summary (unaudited)
---------------------------------------------------- ----------------------
Country                                                            Percent
---------------------------------------------------- ----------------------
Korea, Republic Of                                                  15.75%
Taiwan, Province Of China                                           12.23%
Brazil                                                              12.21%
Russian Federation                                                  11.94%
Mexico                                                               8.11%
South Africa                                                         7.08%
China                                                                6.95%
United States                                                        6.17%
India                                                                5.58%
Hong Kong                                                            5.49%
Indonesia                                                            1.77%
Thailand                                                             1.58%
Malaysia                                                             1.55%
Turkey                                                               1.31%
United Kingdom                                                       1.11%
Austria                                                              0.92%
Czech Republic                                                       0.90%
Israel                                                               0.76%
Luxembourg                                                           0.60%
Poland                                                               0.55%
Egypt                                                                0.48%
Philippines                                                          0.20%
Morocco                                                              0.05%
Argentina                                                            0.02%
Liabilities in Excess of Other Assets, Net                        (-3.31%)
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
October 31, 2006
International Growth Fund
                                                                        Shares
                                                                         Held                          Value
                                                                      ------------ ----------- ----------------------
COMMON STOCKS (99.16%)
Advertising Services (0.41%)
WPP Group PLC                                                             403,392           $              5,166,267
                                                                                               ----------------------

Airlines (0.70%)
Air France-KLM                                                            114,129                          4,065,631
British Airways PLC (a)                                                   548,684                          4,808,519
                                                                                               ----------------------
                                                                                                           8,874,150
                                                                                               ----------------------
Apparel Manufacturers (0.42%)
Gildan Activewear (a)                                                     104,100                          5,310,684
                                                                                               ----------------------

Applications Software (0.28%)
TomTom NV (a)                                                              83,539                          3,529,306
                                                                                               ----------------------

Athletic Footwear (0.32%)
Puma AG Rudolf Dassler Sport                                               11,448                          4,066,153
                                                                                               ----------------------

Auto - Car & Light Trucks (2.69%)
Bayerische Motoren Werke AG                                                96,751                          5,555,761
Honda Motor Co Ltd                                                        293,500                         10,371,644
Toyota Motor Corp                                                         308,800                         18,266,263
                                                                                               ----------------------
                                                                                                          34,193,668
                                                                                               ----------------------
Auto/Truck Parts & Equipment - Original (0.57%)
NGK Spark Plug Co Ltd                                                     131,000                          2,756,306
Nippon Seiki Co Ltd                                                       188,000                          4,485,169
                                                                                               ----------------------
                                                                                                           7,241,475
                                                                                               ----------------------
Beverages - Non-Alcoholic (0.27%)
Ito En Ltd                                                                107,700                          3,410,584
                                                                                               ----------------------

Beverages - Wine & Spirits (0.52%)
C&C Group PLC                                                             396,747                          6,593,207
                                                                                               ----------------------

Brewery (0.93%)
Heineken NV                                                               123,076                          5,578,226
InBev NV                                                                  111,088                          6,258,519
                                                                                               ----------------------
                                                                                                          11,836,745
                                                                                               ----------------------
Building - Heavy Construction (1.81%)
ACS Actividades de Construccion y Servicios SA                            116,910                          5,868,778
Aker Kvaerner ASA                                                          38,080                          3,958,814
Daewoo Engineering & Construction Co Ltd                                  274,340                          5,939,860
Vinci SA                                                                   65,009                          7,322,515
                                                                                               ----------------------
                                                                                                          23,089,967
                                                                                               ----------------------
Building - Residential & Commercial (0.79%)
Kaufman & Broad SA                                                         79,048                          4,550,294
Persimmon PLC                                                             214,390                          5,458,702
                                                                                               ----------------------
                                                                                                          10,008,996
                                                                                               ----------------------
Building & Construction Products - Miscellaneous (0.76%)
Geberit AG                                                                  3,860                          5,030,397
Kingspan Group PLC                                                        219,752                          4,667,220
                                                                                               ----------------------
                                                                                                           9,697,617
                                                                                               ----------------------

Building Products - Cement & Aggregate (0.99%)
Ciments Francais SA                                                        30,019                          5,107,383
Lafarge SA                                                                 27,507                          3,696,951
Titan Cement Co SA                                                         71,290                          3,741,570
                                                                                               ----------------------
                                                                                                          12,545,904
                                                                                               ----------------------
Cable TV (0.33%)
Jupiter Telecommunications Co (a)                                           5,127                          4,153,065
                                                                                               ----------------------

Chemicals - Diversified (1.07%)
Shin-Etsu Chemical Co Ltd                                                 115,800                          7,581,290
Sumitomo Chemical Co Ltd                                                  844,000                          6,008,245
                                                                                               ----------------------
                                                                                                          13,589,535
                                                                                               ----------------------
Circuit Boards (0.40%)
Ibiden Co Ltd                                                              98,000                          5,127,737
                                                                                               ----------------------

Commercial Banks (14.09%)
Allied Irish Banks PLC                                                    179,792                          4,899,371
Alpha Bank AE                                                             160,392                          4,667,557
Anglo Irish Bank Corp PLC                                                 353,535                          6,326,340
Banco Bilbao Vizcaya Argentaria SA                                        408,333                          9,860,699
Banco Santander Central Hispano SA                                        266,241                          4,607,939
Bank of Montreal (a)                                                       94,400                          5,851,292
Barclays PLC                                                              479,561                          6,471,037
BNP Paribas                                                               100,287                         11,027,371
Chiba Bank Ltd/The                                                        481,000                          4,302,744
Daegu Bank                                                                225,840                          3,739,232
Deutsche Bank AG                                                           57,825                          7,262,444
Fortis                                                                    179,005                          7,514,518
HBOS PLC                                                                  244,981                          5,078,852
HSBC Holdings PLC                                                         379,521                          7,194,917
Kookmin Bank                                                               58,165                          4,623,815
Mitsubishi UFJ Financial Group Inc                                          1,072                         13,450,898
Mizuho Financial Group Inc                                                  1,085                          8,436,985
Nordea Bank AB                                                            476,200                          6,561,318
Royal Bank of Canada (a)                                                  180,600                          8,027,025
Societe Generale                                                           52,305                          8,692,131
Sumitomo Mitsui Financial Group Inc                                         1,569                         17,142,418
Sumitomo Trust & Banking Co Ltd/The                                       399,000                          4,284,427
Suruga Bank Ltd                                                           258,000                          3,202,014
Swedbank AB                                                               154,500                          5,059,857
UniCredito Italiano SpA                                                 1,322,591                         10,964,196
                                                                                               ----------------------
                                                                                                         179,249,397
                                                                                               ----------------------
Computer Services (0.58%)
Computershare Ltd                                                         642,306                          3,827,274
CSK Holdings Corp                                                          79,500                          3,535,444
                                                                                               ----------------------
                                                                                                           7,362,718
                                                                                               ----------------------
Computers (0.30%)
Wincor Nixdorf AG                                                          27,388                          3,792,819
                                                                                               ----------------------

Cosmetics & Toiletries (0.34%)
Oriflame Cosmetics SA                                                     121,250                          4,382,287
                                                                                               ----------------------

Distribution & Wholesale (0.89%)
Esprit Holdings Ltd                                                       631,500                          6,111,879
Li & Fung Ltd                                                           2,016,000                          5,273,044
                                                                                               ----------------------
                                                                                                          11,384,923
                                                                                               ----------------------

Diversified Financial Services (0.30%)
Acta Holding ASA                                                          816,000                          3,767,526
                                                                                               ----------------------

Diversified Manufacturing Operations (0.95%)
Charter PLC (a)                                                           307,142                          5,400,994
Siemens AG                                                                 74,023                          6,633,424
                                                                                               ----------------------
                                                                                                          12,034,418
                                                                                               ----------------------
Diversified Minerals (4.12%)
Anglo American PLC                                                        166,055                          7,486,917
Antofagasta PLC                                                           461,067                          4,458,365
BHP Billiton Ltd                                                          361,912                          7,640,190
BHP Billiton PLC                                                          374,244                          7,216,217
EuroZinc Mining Corp (a)                                                1,214,700                          3,967,872
Inmet Mining Corp                                                          89,200                          4,454,228
Sumitomo Metal Mining Co Ltd                                              368,000                          4,827,929
Tek Cominco Limited (a)                                                    78,200                          5,769,121
Xstrata PLC                                                               154,878                          6,616,698
                                                                                               ----------------------
                                                                                                          52,437,537
                                                                                               ----------------------
Electric - Distribution (0.71%)
National Grid PLC                                                         705,348                          9,013,258
                                                                                               ----------------------

Electric - Integrated (3.47%)
E.ON AG                                                                    91,255                         10,910,114
Enel SpA                                                                  690,809                          6,630,525
Fortum Oyj                                                                162,524                          4,472,376
International Power PLC                                                   860,548                          5,494,134
RWE AG                                                                     31,283                          3,083,261
Scottish & Southern Energy PLC                                            338,867                          8,492,356
Verbund - Oesterreichische Elektrizitaetswirtschafts AG                   101,209                          5,052,183
                                                                                               ----------------------
                                                                                                          44,134,949
                                                                                               ----------------------
Electric Products - Miscellaneous (0.38%)
Casio Computer Co Ltd                                                     237,700                          4,798,434
                                                                                               ----------------------

Electronic Components - Miscellaneous (0.50%)
Chemring Group PLC                                                        213,131                          6,434,742
                                                                                               ----------------------

Electronic Components - Semiconductors (1.62%)
Samsung Electronics Co Ltd                                                 21,669                         14,051,962
Shinko Electric Industries                                                108,600                          2,892,169
Sumco Corp                                                                 51,900                          3,685,784
                                                                                               ----------------------
                                                                                                          20,629,915
                                                                                               ----------------------
Engineering - Research & Development Services (0.50%)
ABB Ltd                                                                   429,098                          6,382,050
                                                                                               ----------------------

Enterprise Software & Services (0.52%)
Nomura Research Institute Ltd                                              27,700                          4,033,648
SAP AG                                                                     12,814                          2,543,239
                                                                                               ----------------------
                                                                                                           6,576,887
                                                                                               ----------------------
Entertainment Software (0.28%)
Capcom Co Ltd                                                             195,800                          3,584,917
                                                                                               ----------------------

E-Services - Consulting (0.31%)
Ementor ASA (a)                                                           780,000                          3,935,208
                                                                                               ----------------------


Feminine Health Care Products (0.32%)
Hengan International Group Co Ltd                                       1,716,000                          4,128,854
                                                                                               ----------------------

Filtration & Separation Products (0.28%)
Alfa Laval AB                                                              95,300                          3,530,167
                                                                                               ----------------------

Finance - Investment Banker & Broker (1.14%)
Macquarie Bank Ltd                                                        106,629                          6,151,483
UBS AG (a)                                                                139,573                          8,337,238
                                                                                               ----------------------
                                                                                                          14,488,721
                                                                                               ----------------------
Finance - Leasing Company (0.86%)
ORIX Corp                                                                  25,490                          7,169,096
Sumisho Lease Co Ltd                                                       63,800                          3,790,261
                                                                                               ----------------------
                                                                                                          10,959,357
                                                                                               ----------------------
Finance - Other Services (1.10%)
Deutsche Boerse AG                                                         39,680                          6,378,843
Man Group Plc                                                             812,992                          7,566,755
                                                                                               ----------------------
                                                                                                          13,945,598
                                                                                               ----------------------
Fisheries (0.18%)
PAN Fish ASA (a)                                                        2,966,000                          2,321,669
                                                                                               ----------------------

Food - Confectionery (0.29%)
Lindt & Spruengli AG                                                          162                          3,739,213
                                                                                               ----------------------

Food - Dairy Products (0.29%)
Yakult Honsha Co Ltd                                                      139,300                          3,733,532
                                                                                               ----------------------

Food - Miscellaneous/Diversified (2.04%)
Groupe Danone                                                              57,825                          8,472,852
Nestle SA                                                                  38,113                         13,022,491
Orkla ASA                                                                  87,240                          4,468,066
                                                                                               ----------------------
                                                                                                          25,963,409
                                                                                               ----------------------
Food - Retail (0.60%)
Metro Inc                                                                 144,400                          4,492,645
Tesco PLC                                                                 414,714                          3,112,411
                                                                                               ----------------------
                                                                                                           7,605,056
                                                                                               ----------------------
Food - Wholesale & Distribution (0.35%)
Kesko OYJ                                                                  93,949                          4,440,358
                                                                                               ----------------------

Gas - Distribution (0.45%)
Gaz de France SA (b)                                                      143,109                          5,753,731
                                                                                               ----------------------

Human Resources (0.50%)
Michael Page International Plc                                            823,234                          6,343,198
                                                                                               ----------------------

Instruments - Scientific (0.26%)
Lasertec Corp                                                             128,300                          3,285,391
                                                                                               ----------------------

Internet Content - Information & News (0.28%)
Seek Ltd                                                                  854,699                          3,518,695
                                                                                               ----------------------

Investment Management & Advisory Services (0.30%)
Kenedix Inc                                                                   680                          3,813,410
                                                                                               ----------------------


Life & Health Insurance (0.38%)
AXA Asia Pacific Holdings Ltd                                             948,430                          4,888,058
                                                                                               ----------------------

Machinery - Construction & Mining (1.20%)
Atlas Copco AB                                                            203,200                          5,937,242
Hitachi Construction Machinery Co Ltd                                     124,500                          2,954,291
Komatsu Ltd                                                               354,500                          6,384,662
                                                                                               ----------------------
                                                                                                          15,276,195
                                                                                               ----------------------
Machinery - General Industry (0.74%)
MAN AG                                                                     53,508                          4,743,109
MMI Holding Ltd                                                         7,337,000                          4,711,813
                                                                                               ----------------------
                                                                                                           9,454,922
                                                                                               ----------------------
Machinery Tools & Related Products (0.29%)
Mori Seiki Co Ltd                                                         175,500                          3,662,648
                                                                                               ----------------------

Medical - Drugs (8.69%)
Actelion Ltd (a)                                                           34,007                          5,727,754
AstraZeneca PLC                                                           310,524                         18,347,638
GlaxoSmithKline PLC                                                       744,000                         19,865,731
Kobayashi Pharmaceutical Co Ltd                                            90,100                          3,453,109
Merck KGaA                                                                 36,846                          3,886,917
Novartis AG                                                               251,491                         15,265,161
Novo-Nordisk A/S                                                           82,800                          6,253,070
Roche Holding AG                                                          101,366                         17,741,189
Sanofi-Aventis                                                             99,124                          8,426,071
Takeda Pharmaceutical Co Ltd                                              181,100                         11,609,074
                                                                                               ----------------------
                                                                                                         110,575,714
                                                                                               ----------------------
Medical - Generic Drugs (0.27%)
Sawai Pharmaceutical Co Ltd                                                75,300                          3,477,214
                                                                                               ----------------------

Medical Products (0.67%)
Phonak Holding AG                                                          65,082                          4,154,449
William Demant Holding (a)                                                 53,100                          4,401,130
                                                                                               ----------------------
                                                                                                           8,555,579
                                                                                               ----------------------
Metal - Diversified (1.29%)
Rio Tinto Ltd                                                             140,672                          8,534,548
Rio Tinto PLC                                                              70,719                          3,900,659
Zinifex Ltd                                                               338,472                          3,973,426
                                                                                               ----------------------
                                                                                                          16,408,633
                                                                                               ----------------------
Metal Processors & Fabrication (0.25%)
NSK Ltd                                                                   375,000                          3,136,870
                                                                                               ----------------------

Multi-Line Insurance (1.33%)
Allianz SE                                                                 22,659                          4,191,805
ING Groep NV                                                              214,384                          9,497,714
Topdanmark A/S (a)                                                         22,425                          3,183,547
                                                                                               ----------------------
                                                                                                          16,873,066
                                                                                               ----------------------
Multimedia (0.29%)
Vivendi                                                                    96,918                          3,670,237
                                                                                               ----------------------

Networking Products (0.36%)
NTT Data Corp                                                                 914                          4,548,350
                                                                                               ----------------------

Non-Ferrous Metals (0.37%)
Korea Zinc Co Ltd                                                          42,519                          4,693,246
                                                                                               ----------------------


Office Automation & Equipment (1.03%)
Canon Inc                                                                 244,230                         13,070,907
                                                                                               ----------------------

Oil - Field Services (0.36%)
Fugro NV                                                                  106,418                          4,599,114
                                                                                               ----------------------

Oil Company - Exploration & Production (1.74%)
Inpex Holdings Inc (a)                                                        571                          4,659,434
Japan Petroleum Exploration Co                                             63,100                          3,667,884
Nexen (a)                                                                  89,000                          4,757,999
Tullow Oil PLC                                                            690,118                          5,126,659
Venture Production PLC (a)                                                261,228                          3,975,815
                                                                                               ----------------------
                                                                                                          22,187,791
                                                                                               ----------------------
Oil Company - Integrated (5.88%)
BG Group PLC                                                              268,076                          3,555,974
BP PLC                                                                    454,736                          5,056,284
ENI SpA                                                                   405,221                         12,221,591
Husky Energy Inc                                                           74,000                          4,723,531
Imperial Oil Ltd (a)                                                      165,700                          5,659,636
Royal Dutch Shell PLC - A Shares                                          275,557                          9,554,521
Royal Dutch Shell PLC - B Shares                                          234,834                          8,411,242
Suncor Energy Inc (a)                                                     120,200                          9,252,756
Total SA                                                                  241,631                         16,361,010
                                                                                               ----------------------
                                                                                                          74,796,545
                                                                                               ----------------------
Photo Equipment & Supplies (0.34%)
Olympus Corp                                                              138,000                          4,381,887
                                                                                               ----------------------

Printing - Commercial (0.34%)
De La Rue Plc                                                             367,309                          4,350,376
                                                                                               ----------------------

Property & Casualty Insurance (1.25%)
Admiral Group PLC                                                         222,991                          3,953,123
FBD Holdings Plc                                                           62,881                          3,178,240
ING Canada Inc                                                             55,200                          2,915,064
QBE Insurance Group Ltd                                                   306,107                          5,850,959
                                                                                               ----------------------
                                                                                                          15,897,386
                                                                                               ----------------------
Property Trust (0.70%)
Macquarie Goodman Group                                                   950,557                          4,869,596
Mirvac Group                                                            1,074,535                          4,074,492
                                                                                               ----------------------
                                                                                                           8,944,088
                                                                                               ----------------------
Publicly Traded Investment Fund (1.75%)
iShares MSCI EAFE Index Fund                                              316,640                         22,231,294
                                                                                               ----------------------

Real Estate Magagement & Services (1.29%)
Ardepro Co Ltd (b)                                                         11,331                          4,139,531
Countrywide PLC                                                           420,216                          4,125,461
Daito Trust Construction Co Ltd                                            73,500                          3,870,898
Nexity                                                                     62,364                          4,298,331
                                                                                               ----------------------
                                                                                                          16,434,221
                                                                                               ----------------------
Real Estate Operator & Developer (1.66%)
British Land Co PLC                                                       184,579                          5,262,923
Joint Corp                                                                 79,100                          3,105,800
Kowloon Development Co Ltd (b)                                          1,703,000                          3,208,892
Shoei Co Ltd                                                              112,100                          3,569,058
Sumitomo Realty & Development Co Ltd                                      179,000                          5,928,215
                                                                                               ----------------------
                                                                                                          21,074,888
                                                                                               ----------------------

Recycling (0.28%)
Asahi Pretec Corp                                                         147,350                          3,559,391
                                                                                               ----------------------

Retail - Apparel & Shoe (0.57%)
Inditex SA                                                                153,099                          7,320,019
                                                                                               ----------------------

Retail - Convenience Store (0.32%)
Alimentation Couche Tard Inc                                              171,000                          4,061,145
                                                                                               ----------------------

Retail - Discount (0.30%)
Canadian Tire Corp Ltd                                                     60,179                          3,885,358
                                                                                               ----------------------

Retail - Major Department Store (0.66%)
Marks & Spencer Group PLC                                                 670,345                          8,393,376
                                                                                               ----------------------

Retail - Pubs (0.39%)
Punch Taverns PLC                                                         255,094                          5,006,327
                                                                                               ----------------------

Retail - Video Rental (0.31%)
Geo Co Ltd                                                                  1,917                          4,008,920
                                                                                               ----------------------

Soap & Cleaning Products (0.67%)
Reckitt Benckiser PLC                                                     194,800                          8,474,573
                                                                                               ----------------------

Steel - Producers (1.56%)
IPSCO (a)                                                                  43,500                          4,005,828
Mittal Steel Co NV                                                        247,340                         10,616,792
Salzgitter AG                                                              49,261                          5,265,749
                                                                                               ----------------------
                                                                                                          19,888,369
                                                                                               ----------------------
Steel Pipe & Tube (0.44%)
Vallourec SA                                                               22,783                          5,670,451
                                                                                               ----------------------

Sugar (0.33%)
Tate & Lyle PLC                                                           278,032                          4,178,540
                                                                                               ----------------------

Telecommunication Equipment (0.72%)
Foxconn International Holdings Ltd (a)                                  1,542,000                          5,123,318
Vtech Holdings Ltd                                                        808,000                          4,060,641
                                                                                               ----------------------
                                                                                                           9,183,959
                                                                                               ----------------------
Telecommunication Services (1.09%)
Singapore Telecommunications Ltd                                        2,372,550                          4,037,670
StarHub Ltd                                                             2,166,571                          3,102,754
Telenor ASA                                                               425,200                          6,711,854
                                                                                               ----------------------
                                                                                                          13,852,278
                                                                                               ----------------------
Telephone - Integrated (1.31%)
Belgacom SA                                                               103,957                          4,253,920
KDDI Corp                                                                     702                          4,368,213
Telefonica SA                                                             414,816                          7,994,744
                                                                                               ----------------------
                                                                                                          16,616,877
                                                                                               ----------------------
Television (0.38%)
Modern Times Group - B Shares                                              85,050                          4,899,438
                                                                                               ----------------------

Tobacco (1.50%)
British American Tobacco PLC                                              251,639                          6,858,257
Imperial Tobacco Group PLC                                                243,641                          8,629,107

Tobacco
KT&G Corp                                                                  57,494                          3,551,423
                                                                                               ----------------------
                                                                                                          19,038,787
                                                                                               ----------------------
Tools - Hand Held (0.20%)
Hitachi Koki Co Ltd                                                       178,000                          2,534,284
                                                                                               ----------------------

Toys (0.37%)
Nintendo Co Ltd                                                            22,900                          4,675,584
                                                                                               ----------------------

Transport - Marine (0.59%)
Frontline Ltd (b)                                                          98,200                          3,711,991
Mitsui OSK Lines Ltd                                                      450,000                          3,745,039
                                                                                               ----------------------
                                                                                                           7,457,030
                                                                                               ----------------------
Transport - Rail (1.05%)
Canadian National Railway (a)                                             152,000                          7,257,798
Central Japan Railway Co                                                      572                          6,151,850
                                                                                               ----------------------
                                                                                                          13,409,648
                                                                                               ----------------------
Water Treatment Systems (0.30%)
BWT AG                                                                     95,916                          3,819,599
                                                                                               ----------------------

Web Portals (0.31%)
NHN Corp                                                                   39,222                          3,892,228
                                                                                               ----------------------

Wireless Equipment (0.68%)
Nokia OYJ                                                                 275,806                          5,474,018
Telefonaktiebolaget LM Ericsson                                           824,000                          3,126,485
                                                                                               ----------------------
                                                                                                           8,600,503
                                                                                               ----------------------
TOTAL COMMON STOCKS                                                                         $          1,261,523,317
                                                                                               ----------------------
PREFERRED STOCKS (0.46%)
Auto - Car & Light Trucks (0.46%)
Porsche AG                                                                  5,010                          5,840,652
                                                                                               ----------------------
TOTAL PREFERRED STOCKS                                                                      $              5,840,652
                                                                                               ----------------------
                                                                       Principal
                                                                        Amount                         Value
                                                                      ------------ ----------- ----------------------
SHORT TERM INVESTMENTS (1.23%)
Commercial Paper (1.23%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                     15,596,421                         15,596,421
                                                                                               ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                $             15,596,421
                                                                                               ----------------------
MONEY MARKET FUNDS (0.72%)
Money Center Banks (0.72%)
BNY Institutional Cash Reserve Fund (c)                                 9,132,000                          9,132,000
                                                                                               ----------------------
TOTAL MONEY MARKET FUNDS                                                                    $              9,132,000
                                                                                               ----------------------
Total Investments                                                                           $          1,292,092,390
Liabilities in Excess of Other Assets, Net - (1.57)%                                                    (19,941,151)
                                                                                               ----------------------
TOTAL NET ASSETS - 100.00%                                                                  $          1,272,151,239
                                                                                               ======================
                                                                                               ----------------------

                                                                                               ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            182,910,247
Unrealized Depreciation                                         (11,953,107)
                                                       ----------------------
Net Unrealized Appreciation (Depreciation)                       170,957,140
Cost for federal income tax purposes                           1,121,135,250


Portfolio Summary (unaudited)
------------------------------------------------------ ----------------------
Country                                                              Percent
------------------------------------------------------ ----------------------
Japan                                                                 21.76%
United Kingdom                                                        17.63%
France                                                                 7.64%
Switzerland                                                            6.76%
Canada                                                                 6.63%
Germany                                                                5.83%
Australia                                                              4.19%
Netherlands                                                            4.07%
United States                                                          3.69%
Korea, Republic Of                                                     3.18%
Spain                                                                  2.80%
Italy                                                                  2.34%
Sweden                                                                 2.29%
Ireland                                                                2.02%
Norway                                                                 1.98%
Hong Kong                                                              1.79%
Belgium                                                                1.42%
Finland                                                                1.13%
Denmark                                                                1.09%
Singapore                                                              0.93%
Austria                                                                0.70%
Greece                                                                 0.66%
China                                                                  0.40%
Luxembourg                                                             0.35%
Bermuda                                                                0.29%
Liabilities in Excess of Other Assets, Net                          (-1.57%)
                                                       ----------------------
TOTAL NET ASSETS                                                     100.00%
                                                       ======================


Schedule of Investments
October 31, 2006
LargeCap Growth Fund
                                                                       Shares
                                                                        Held                          Value
                                                                     ------------ ----------- ----------------------
COMMON STOCKS (95.21%)
Advertising Sales (1.34%)
Lamar Advertising Co (a)(b)                                              222,000           $             12,804,960
                                                                                              ----------------------

Agricultural Chemicals (0.79%)
Potash Corp of Saskatchewan                                               59,877                          7,478,637
                                                                                              ----------------------

Airlines (1.97%)
UAL Corp (a)(b)                                                          523,000                         18,796,620
                                                                                              ----------------------

Applications Software (0.91%)
Citrix Systems Inc (b)                                                   293,000                          8,652,290
                                                                                              ----------------------

Beverages - Non-Alcoholic (6.15%)
Coca-Cola Co/The                                                         522,100                         24,392,512
Hansen Natural Corp (a)(b)                                               216,585                          6,876,574
PepsiCo Inc                                                              431,000                         27,342,640
                                                                                              ----------------------
                                                                                                         58,611,726
                                                                                              ----------------------
Casino Hotels (1.40%)
Las Vegas Sands Corp (a)(b)                                              175,000                         13,335,000
                                                                                              ----------------------

Casino Services (1.84%)
International Game Technology                                            413,000                         17,556,630
                                                                                              ----------------------

Commercial Services (2.51%)
Alliance Data Systems Corp (a)(b)                                        393,000                         23,862,960
                                                                                              ----------------------

Computers (7.30%)
Apple Computer Inc (b)                                                   298,007                         24,162,407
Hewlett-Packard Co                                                       751,500                         29,113,110
International Business Machines Corp (a)                                 103,000                          9,509,990
Research In Motion Ltd (a)(b)                                             57,000                          6,696,360
                                                                                              ----------------------
                                                                                                         69,481,867
                                                                                              ----------------------
Cosmetics & Toiletries (1.86%)
Procter & Gamble Co                                                      280,000                         17,749,200
                                                                                              ----------------------

Dialysis Centers (0.89%)
DaVita Inc (b)                                                           153,000                          8,511,390
                                                                                              ----------------------

Disposable Medical Products (1.33%)
CR Bard Inc (a)                                                          154,000                         12,621,840
                                                                                              ----------------------

Diversified Manufacturing Operations (2.68%)
Danaher Corp (a)                                                         129,000                          9,258,330
Textron Inc                                                              178,900                         16,267,377
                                                                                              ----------------------
                                                                                                         25,525,707
                                                                                              ----------------------
Electric Products - Miscellaneous (1.69%)
Emerson Electric Co                                                      191,000                         16,120,400
                                                                                              ----------------------

Electronic Components - Semiconductors (3.51%)
Broadcom Corp (a)(b)                                                     480,900                         14,556,843

Electronic Components - Semiconductors
Micron Technology Inc (a)(b)                                             613,000                          8,857,850
Nvidia Corp (b)                                                          286,000                          9,972,820
                                                                                              ----------------------
                                                                                                         33,387,513
                                                                                              ----------------------
Enterprise Software & Services (3.40%)
BEA Systems Inc (a)(b)                                                   981,000                         15,960,870
Oracle Corp (b)                                                          890,000                         16,438,300
                                                                                              ----------------------
                                                                                                         32,399,170
                                                                                              ----------------------
Fiduciary Banks (1.78%)
State Street Corp                                                        264,000                         16,956,720
                                                                                              ----------------------

Finance - Investment Banker & Broker (7.10%)
Goldman Sachs Group Inc                                                  182,000                         34,541,780
Morgan Stanley                                                           433,000                         33,094,190
                                                                                              ----------------------
                                                                                                         67,635,970
                                                                                              ----------------------
Food - Confectionery (0.83%)
WM Wrigley Jr Co                                                         153,000                          7,948,350
                                                                                              ----------------------

Home Decoration Products (1.43%)
Newell Rubbermaid Inc                                                    472,000                         13,584,160
                                                                                              ----------------------

Medical - Biomedical/Gene (3.22%)
Celgene Corp (a)(b)                                                      370,000                         19,772,800
Genentech Inc (a)(b)                                                     131,000                         10,912,300
                                                                                              ----------------------
                                                                                                         30,685,100
                                                                                              ----------------------
Medical - Drugs (1.00%)
AstraZeneca PLC ADR (a)                                                  163,000                          9,568,100
                                                                                              ----------------------

Medical Instruments (1.04%)
Intuitive Surgical Inc (a)(b)                                            100,000                          9,918,000
                                                                                              ----------------------

Medical Laboratory & Testing Service (0.88%)
Quest Diagnostics Inc                                                    169,000                          8,406,060
                                                                                              ----------------------

Medical Products (1.46%)
Baxter International Inc                                                 303,000                         13,928,910
                                                                                              ----------------------

Networking Products (3.27%)
Cisco Systems Inc (a)(b)                                               1,289,000                         31,103,570
                                                                                              ----------------------

Oil Company - Exploration & Production (3.28%)
Apache Corp                                                              203,800                         13,312,216
Devon Energy Corp (a)                                                    267,800                         17,899,752
                                                                                              ----------------------
                                                                                                         31,211,968
                                                                                              ----------------------
Pharmacy Services (1.58%)
Caremark Rx Inc                                                          306,000                         15,064,380
                                                                                              ----------------------

Regional Banks (4.47%)
Bank of America Corp                                                     459,000                         24,726,330
PNC Financial Services Group Inc                                         255,000                         17,857,650
                                                                                              ----------------------
                                                                                                         42,583,980
                                                                                              ----------------------
Retail - Apparel & Shoe (1.64%)
Ltd Brands Inc                                                           529,000                         15,589,630
                                                                                              ----------------------


Retail - Drug Store (3.57%)
CVS Corp                                                               1,083,000                         33,984,540
                                                                                              ----------------------

Retail - Regional Department Store (4.29%)
Federated Department Stores Inc                                          394,000                         17,300,540
Kohl's Corp (b)                                                          334,000                         23,580,400
                                                                                              ----------------------
                                                                                                         40,880,940
                                                                                              ----------------------
Retail - Restaurants (2.05%)
McDonald's Corp                                                          465,500                         19,513,760
                                                                                              ----------------------

Steel - Specialty (1.65%)
Allegheny Technologies Inc                                               199,126                         15,677,190
                                                                                              ----------------------

Therapeutics (2.93%)
Gilead Sciences Inc (b)                                                  404,500                         27,870,050
                                                                                              ----------------------

Web Portals (3.50%)
Google Inc (a)(b)                                                         69,990                         33,342,536
                                                                                              ----------------------

Wireless Equipment (4.67%)
Motorola Inc                                                             699,876                         16,139,141
Nokia OYJ ADR                                                            700,000                         13,916,000
Qualcomm Inc (a)                                                         397,000                         14,446,830
                                                                                              ----------------------
                                                                                                         44,501,971
                                                                                              ----------------------
TOTAL COMMON STOCKS                                                                        $            906,851,795
                                                                                              ----------------------
                                                                      Principal
                                                                       Amount                         Value
                                                                     ------------ ----------- ----------------------
SHORT TERM INVESTMENTS (5.20%)
Commercial Paper (5.20%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                    49,493,209                         49,493,209
                                                                                              ----------------------
TOTAL SHORT TERM INVESTMENTS                                                               $             49,493,209
                                                                                              ----------------------
MONEY MARKET FUNDS (12.96%)
Money Center Banks (12.96%)
BNY Institutional Cash Reserve Fund (c)                              123,441,000                        123,441,000
                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                   $            123,441,000
                                                                                              ----------------------
Total Investments                                                                          $          1,079,786,004
Liabilities in Excess of Other Assets, Net - (13.37)%                                                 (127,319,516)
                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                 $            952,466,488
                                                                                              ======================
                                                                                              ----------------------

                                                                                              ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            124,492,878
Unrealized Depreciation                                       (15,723,594)
                                                     ----------------------
Net Unrealized Appreciation (Depreciation)                     108,769,284
Cost for federal income tax purposes                           971,016,720


Portfolio Summary (unaudited)
---------------------------------------------------- ----------------------
Sector                                                             Percent
---------------------------------------------------- ----------------------
Financial                                                           26.31%
Consumer, Non-cyclical                                              25.70%
Consumer, Cyclical                                                  18.19%
Technology                                                          15.11%
Communications                                                      12.78%
Mortgage Securities                                                  5.20%
Industrial                                                           4.37%
Energy                                                               3.28%
Basic Materials                                                      2.43%
Liabilities in Excess of Other Assets, Net                       (-13.37%)
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
October 31, 2006
LargeCap S&P 500 Index Fund
                                                                     Shares
                                                                      Held                                          Value
                                                                   ------------ --------------------------- ----------------------
COMMON STOCKS (97.12%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                                     32,336                           $                352,786
Omnicom Group Inc                                                       12,603                                          1,278,574
                                                                                                            ----------------------
                                                                                                                        1,631,360
                                                                                                            ----------------------
Aerospace & Defense (1.39%)
Boeing Co                                                               58,311                                          4,656,717
General Dynamics Corp                                                   29,592                                          2,103,991
Lockheed Martin Corp                                                    26,118                                          2,270,438
Northrop Grumman Corp                                                   25,272                                          1,677,808
Raytheon Co                                                             32,916                                          1,644,154
Rockwell Collins Inc                                                    12,574                                            730,298
                                                                                                            ----------------------
                                                                                                                       13,083,406
                                                                                                            ----------------------
Aerospace & Defense Equipment (0.56%)
Goodrich Corp                                                            9,149                                            403,380
United Technologies Corp                                                74,195                                          4,876,095
                                                                                                            ----------------------
                                                                                                                        5,279,475
                                                                                                            ----------------------
Agricultural Chemicals (0.19%)
Monsanto Co                                                             39,818                                          1,760,752
                                                                                                            ----------------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                                               48,101                                          1,851,889
                                                                                                            ----------------------

Airlines (0.09%)
Southwest Airlines Co                                                   57,664                                            866,690
                                                                                                            ----------------------

Apparel Manufacturers (0.23%)
Coach Inc (b)                                                           26,838                                          1,063,858
Jones Apparel Group Inc                                                  8,276                                            276,418
Liz Claiborne Inc                                                        7,568                                            319,143
VF Corp                                                                  6,509                                            494,749
                                                                                                            ----------------------
                                                                                                                        2,154,168
                                                                                                            ----------------------
Appliances (0.05%)
Whirlpool Corp (a)                                                       5,738                                            498,804
                                                                                                            ----------------------

Applications Software (2.09%)
Citrix Systems Inc (b)                                                  13,483                                            398,153
Compuware Corp (b)                                                      27,327                                            219,709
Intuit Inc (b)                                                          25,066                                            884,830
Microsoft Corp                                                         633,591                                         18,190,397
                                                                                                            ----------------------
                                                                                                                       19,693,089
                                                                                                            ----------------------
Athletic Footwear (0.14%)
Nike Inc (a)                                                            14,051                                          1,291,006
                                                                                                            ----------------------

Audio & Video Products (0.05%)
Harman International Industries Inc (a)                                  4,781                                            489,335
                                                                                                            ----------------------

Auto - Car & Light Trucks (0.28%)
Ford Motor Co (a)                                                      137,984                                          1,142,507
General Motors Corp                                                     41,491                                          1,448,866
                                                                                                            ----------------------
                                                                                                                        2,591,373
                                                                                                            ----------------------

Auto - Medium & Heavy Duty Trucks (0.13%)
Navistar International Corp (a)(b)                                       4,526                                            125,506
Paccar Inc                                                              18,289                                          1,082,892
                                                                                                            ----------------------
                                                                                                                        1,208,398
                                                                                                            ----------------------
Auto/Truck Parts & Equipment - Original (0.12%)
Johnson Controls Inc                                                    14,346                                          1,169,773
                                                                                                            ----------------------

Beverages - Non-Alcoholic (1.63%)
Coca-Cola Co/The                                                       149,495                                          6,984,406
Coca-Cola Enterprises Inc                                               20,217                                            404,947
Pepsi Bottling Group Inc                                                 9,965                                            315,093
PepsiCo Inc                                                            120,941                                          7,672,497
                                                                                                            ----------------------
                                                                                                                       15,376,943
                                                                                                            ----------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                                        5,761                                            415,887
Constellation Brands Inc (a)(b)                                         15,470                                            425,270
                                                                                                            ----------------------
                                                                                                                          841,157
                                                                                                            ----------------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                                                  56,390                                          2,674,014
Molson Coors Brewing Co                                                  3,349                                            238,382
                                                                                                            ----------------------
                                                                                                                        2,912,396
                                                                                                            ----------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                                        36,406                                          1,268,749
                                                                                                            ----------------------

Building - Residential & Commercial (0.23%)
Centex Corp                                                              8,695                                            454,749
DR Horton Inc                                                           19,983                                            468,202
KB Home                                                                  5,761                                            258,899
Lennar Corp                                                             10,153                                            482,064
Pulte Homes Inc (a)                                                     15,528                                            481,213
                                                                                                            ----------------------
                                                                                                                        2,145,127
                                                                                                            ----------------------
Building Products - Air & Heating (0.06%)
American Standard Cos Inc (a)                                           12,800                                            566,912
                                                                                                            ----------------------

Building Products - Wood (0.09%)
Masco Corp                                                              29,203                                            807,463
                                                                                                            ----------------------

Cable TV (0.66%)
Comcast Corp (a)(b)                                                    153,519                                          6,243,618
                                                                                                            ----------------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                                              13,631                                          1,013,192
                                                                                                            ----------------------

Casino Services (0.11%)
International Game Technology                                           24,898                                          1,058,414
                                                                                                            ----------------------

Cellular Telecommunications (0.16%)
Alltel Corp                                                             28,473                                          1,517,896
                                                                                                            ----------------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                                                     70,373                                          2,870,515
EI Du Pont de Nemours & Co                                              67,619                                          3,096,950
PPG Industries Inc                                                      12,117                                            828,803
Rohm & Haas Co                                                          10,530                                            545,664
                                                                                                            ----------------------
                                                                                                                        7,341,932
                                                                                                            ----------------------

Chemicals - Specialty (0.21%)
Ashland Inc                                                              4,642                                            274,342
Eastman Chemical Co (a)                                                  6,034                                            367,591
Ecolab Inc (a)                                                          13,105                                            594,312
Hercules Inc (b)                                                         8,314                                            151,315
International Flavors & Fragrances Inc                                   5,786                                            245,789
Sigma-Aldrich Corp (a)                                                   4,869                                            365,711
                                                                                                            ----------------------
                                                                                                                        1,999,060
                                                                                                            ----------------------
Coal (0.05%)
Consol Energy Inc                                                       13,450                                            475,996
                                                                                                            ----------------------

Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                                  8,266                                            489,595
                                                                                                            ----------------------

Commercial Banks (0.96%)
AmSouth Bancorp                                                         25,121                                            759,157
BB&T Corp (a)                                                           39,395                                          1,714,470
Commerce Bancorp Inc/NJ (a)                                             13,681                                            477,740
Compass Bancshares Inc                                                   9,492                                            534,020
First Horizon National Corp (a)                                          9,092                                            357,497
M&T Bank Corp (a)                                                        5,700                                            694,317
Marshall & Ilsley Corp                                                  18,654                                            894,273
North Fork Bancorporation Inc                                           34,172                                            976,636
Regions Financial Corp                                                  33,351                                          1,265,670
Synovus Financial Corp                                                  23,770                                            698,363
Zions Bancorporation                                                     7,825                                            629,130
                                                                                                            ----------------------
                                                                                                                        9,001,273
                                                                                                            ----------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                      10,185                                            216,024
                                                                                                            ----------------------

Commercial Services - Finance (0.35%)
Equifax Inc                                                              9,289                                            353,261
H&R Block Inc (a)                                                       23,597                                            515,830
Moody's Corp                                                            17,370                                          1,151,631
Western Union Co/The (a)                                                56,129                                          1,237,645
                                                                                                            ----------------------
                                                                                                                        3,258,367
                                                                                                            ----------------------
Computer Aided Design (0.08%)
Autodesk Inc (b)                                                        16,997                                            624,640
Parametric Technology Corp (b)                                           8,190                                            160,032
                                                                                                            ----------------------
                                                                                                                          784,672
                                                                                                            ----------------------
Computer Services (0.24%)
Affiliated Computer Services Inc (a)(b)                                  8,698                                            465,169
Computer Sciences Corp (b)                                              12,597                                            665,751
Electronic Data Systems Corp                                            37,970                                            961,780
Unisys Corp (b)                                                         25,218                                            164,926
                                                                                                            ----------------------
                                                                                                                        2,257,626
                                                                                                            ----------------------
Computers (3.04%)
Apple Computer Inc (b)                                                  62,390                                          5,058,581
Dell Inc (a)(b)                                                        166,637                                          4,054,279
Hewlett-Packard Co                                                     200,919                                          7,783,602
International Business Machines Corp                                   111,636                                         10,307,352
Sun Microsystems Inc (a)(b)                                            257,426                                          1,397,823
                                                                                                            ----------------------
                                                                                                                       28,601,637
                                                                                                            ----------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                            13,219                                            548,853
                                                                                                            ----------------------


Computers - Memory Devices (0.40%)
EMC Corp/Massachusetts (b)                                             168,608                                          2,065,448
Network Appliance Inc (a)(b)                                            27,319                                            997,143
SanDisk Corp (a)(b)                                                     14,375                                            691,438
                                                                                                            ----------------------
                                                                                                                        3,754,029
                                                                                                            ----------------------
Computers - Peripheral Equipment (0.05%)
Lexmark International Inc (b)                                            7,357                                            467,832
                                                                                                            ----------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                               11,088                                            715,841
Fortune Brands Inc                                                      11,064                                            851,375
Kimberly-Clark Corp                                                     33,612                                          2,235,870
                                                                                                            ----------------------
                                                                                                                        3,803,086
                                                                                                            ----------------------
Containers - Metal & Glass (0.03%)
Ball Corp                                                                7,644                                            317,914
                                                                                                            ----------------------

Containers - Paper & Plastic (0.10%)
Bemis Co                                                                 7,690                                            258,538
Pactiv Corp (a)(b)                                                      10,122                                            312,163
Sealed Air Corp (a)                                                      5,947                                            353,965
                                                                                                            ----------------------
                                                                                                                          924,666
                                                                                                            ----------------------
Cosmetics & Toiletries (2.00%)
Alberto-Culver Co                                                        5,725                                            290,887
Avon Products Inc                                                       32,840                                            998,664
Colgate-Palmolive Co                                                    37,883                                          2,423,376
Estee Lauder Cos Inc/The                                                 9,477                                            382,776
Procter & Gamble Co                                                    232,912                                         14,764,292
                                                                                                            ----------------------
                                                                                                                       18,859,995
                                                                                                            ----------------------
Cruise Lines (0.17%)
Carnival Corp                                                           32,643                                          1,593,631
                                                                                                            ----------------------

Data Processing & Management (0.53%)
Automatic Data Processing Inc                                           40,754                                          2,014,878
First Data Corp                                                         56,129                                          1,361,128
Fiserv Inc (b)                                                          12,781                                            631,381
Paychex Inc                                                             24,831                                            980,328
                                                                                                            ----------------------
                                                                                                                        4,987,715
                                                                                                            ----------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                                10,193                                            334,840
                                                                                                            ----------------------

Disposable Medical Products (0.07%)
CR Bard Inc                                                              7,593                                            622,322
                                                                                                            ----------------------

Distribution & Wholesale (0.10%)
Genuine Parts Co (a)                                                    12,566                                            572,004
WW Grainger Inc                                                          5,523                                            401,964
                                                                                                            ----------------------
                                                                                                                          973,968
                                                                                                            ----------------------
Diversified Manufacturing Operations (4.90%)
3M Co                                                                   55,254                                          4,356,225
Cooper Industries Ltd                                                    6,715                                            600,657
Danaher Corp                                                            17,358                                          1,245,784
Dover Corp                                                              14,930                                            709,175
Eaton Corp                                                              11,003                                            796,947
General Electric Co (c)                                                757,282                                         26,588,171
Honeywell International Inc                                             60,074                                          2,530,317
Illinois Tool Works Inc                                                 30,827                                          1,477,538
Ingersoll-Rand Co Ltd                                                   23,602                                            866,429
Diversified Manufacturing Operations
ITT Corp                                                                13,547                                            736,821
Leggett & Platt Inc                                                     13,252                                            309,434
Parker Hannifin Corp                                                     8,819                                            737,533
Textron Inc                                                              9,262                                            842,194
Tyco International Ltd                                                 147,792                                          4,349,519
                                                                                                            ----------------------
                                                                                                                       46,146,744
                                                                                                            ----------------------
Drug Delivery Systems (0.04%)
Hospira Inc (b)                                                         11,517                                            418,643
                                                                                                            ----------------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                                   23,049                                            877,936
                                                                                                            ----------------------

E-Commerce - Services (0.29%)
eBay Inc (a)(b)                                                         86,177                                          2,768,867
                                                                                                            ----------------------

Electric - Generation (0.11%)
AES Corp/The (a)(b)                                                     48,520                                          1,066,955
                                                                                                            ----------------------

Electric - Integrated (3.00%)
Allegheny Energy Inc (b)                                                12,074                                            519,544
Ameren Corp (a)                                                         15,102                                            817,018
American Electric Power Co Inc                                          28,900                                          1,197,327
Centerpoint Energy Inc                                                  22,870                                            354,028
CMS Energy Corp (a)(b)                                                  16,255                                            242,037
Consolidated Edison Inc                                                 18,080                                            874,168
Constellation Energy Group Inc                                          13,179                                            822,369
Dominion Resources Inc/VA (a)                                           25,884                                          2,096,345
DTE Energy Co (a)                                                       13,040                                            592,407
Duke Energy Corp                                                        91,916                                          2,908,222
Edison International                                                    23,900                                          1,062,116
Entergy Corp                                                            15,284                                          1,311,826
Exelon Corp                                                             49,111                                          3,043,900
FirstEnergy Corp                                                        24,195                                          1,423,876
FPL Group Inc (a)                                                       29,667                                          1,513,017
PG&E Corp                                                               25,533                                          1,101,494
Pinnacle West Capital Corp                                               7,297                                            348,869
PPL Corp                                                                27,948                                            964,765
Progress Energy Inc (a)                                                 18,585                                            854,910
Public Service Enterprise Group Inc                                     18,465                                          1,127,288
Southern Co/The                                                         54,451                                          1,982,016
TECO Energy Inc                                                         15,324                                            252,693
TXU Corp                                                                33,845                                          2,136,635
Xcel Energy Inc (a)                                                     29,780                                            657,245
                                                                                                            ----------------------
                                                                                                                       28,204,115
                                                                                                            ----------------------
Electric Products - Miscellaneous (0.31%)
Emerson Electric Co                                                     29,907                                          2,524,151
Molex Inc                                                               10,374                                            362,052
                                                                                                            ----------------------
                                                                                                                        2,886,203
                                                                                                            ----------------------
Electronic Components - Miscellaneous (0.08%)
Jabil Circuit Inc (a)                                                   13,548                                            388,963
Sanmina-SCI Corp (b)                                                    39,087                                            154,394
Solectron Corp (a)(b)                                                   67,089                                            224,077
                                                                                                            ----------------------
                                                                                                                          767,434
                                                                                                            ----------------------
Electronic Components - Semiconductors (2.07%)
Advanced Micro Devices Inc (a)(b)                                       39,737                                            845,206
Altera Corp (b)                                                         26,357                                            486,023

Electronic Components - Semiconductors
Broadcom Corp (a)(b)                                                    34,401                                          1,041,318
Freescale Semiconductor Inc - B Shares (b)                              29,759                                          1,170,422
Intel Corp                                                             423,118                                          9,029,338
LSI Logic Corp (b)                                                      29,312                                            294,586
Micron Technology Inc (a)(b)                                            53,541                                            773,667
National Semiconductor Corp                                             21,836                                            530,396
Nvidia Corp (b)                                                         25,859                                            901,703
PMC - Sierra Inc (a)(b)                                                 15,331                                            101,645
QLogic Corp (b)                                                         11,688                                            240,539
Texas Instruments Inc                                                  112,425                                          3,392,987
Xilinx Inc                                                              24,932                                            636,015
                                                                                                            ----------------------
                                                                                                                       19,443,845
                                                                                                            ----------------------
Electronic Forms (0.17%)
Adobe Systems Inc (b)                                                   42,486                                          1,625,090
                                                                                                            ----------------------

Electronic Measurement Instruments (0.13%)
Agilent Technologies Inc (b)                                            29,979                                          1,067,253
Tektronix Inc                                                            6,141                                            186,502
                                                                                                            ----------------------
                                                                                                                        1,253,755
                                                                                                            ----------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                          9,025                                            726,693
                                                                                                            ----------------------

Engineering - Research & Development Services (0.05%)
Fluor Corp (a)                                                           6,425                                            503,913
                                                                                                            ----------------------

Engines - Internal Combustion (0.05%)
Cummins Inc                                                              3,855                                            489,508
                                                                                                            ----------------------

Enterprise Software & Services (0.72%)
BMC Software Inc (b)                                                    15,036                                            455,741
CA Inc (a)                                                              29,095                                            720,392
Novell Inc (b)                                                          24,869                                            149,214
Oracle Corp (b)                                                        295,883                                          5,464,959
                                                                                                            ----------------------
                                                                                                                        6,790,306
                                                                                                            ----------------------
Entertainment Software (0.13%)
Electronic Arts Inc (b)                                                 22,496                                          1,189,813
                                                                                                            ----------------------

Fiduciary Banks (0.58%)
Bank of New York Co Inc/The                                             55,980                                          1,924,032
Mellon Financial Corp                                                   30,182                                          1,171,062
Northern Trust Corp                                                     13,747                                            807,224
State Street Corp                                                       24,291                                          1,560,211
                                                                                                            ----------------------
                                                                                                                        5,462,529
                                                                                                            ----------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                                9,157                                            292,108
                                                                                                            ----------------------

Finance - Commercial (0.08%)
CIT Group Inc                                                           14,586                                            759,201
                                                                                                            ----------------------

Finance - Consumer Loans (0.16%)
SLM Corp                                                                30,079                                          1,464,246
                                                                                                            ----------------------

Finance - Credit Card (0.74%)
American Express Co                                                     89,117                                          5,151,854

Finance - Credit Card
Capital One Financial Corp                                              22,456                                          1,781,434
                                                                                                            ----------------------
                                                                                                                        6,933,288
                                                                                                            ----------------------
Finance - Investment Banker & Broker (5.79%)
Bear Stearns Cos Inc/The (a)                                             8,831                                          1,336,572
Charles Schwab Corp/The                                                 75,859                                          1,382,151
Citigroup Inc                                                          362,669                                         18,191,477
E*Trade Financial Corp (b)                                              31,337                                            729,525
Goldman Sachs Group Inc                                                 31,668                                          6,010,269
JPMorgan Chase & Co                                                    254,650                                         12,080,596
Lehman Brothers Holdings Inc                                            39,408                                          3,067,519
Merrill Lynch & Co Inc                                                  65,028                                          5,684,748
Morgan Stanley                                                          78,635                                          6,010,073
                                                                                                            ----------------------
                                                                                                                       54,492,930
                                                                                                            ----------------------
Finance - Mortgage Loan/Banker (1.00%)
Countrywide Financial Corp                                              44,895                                          1,711,397
Fannie Mae                                                              71,002                                          4,207,579
Freddie Mac                                                             50,689                                          3,497,034
                                                                                                            ----------------------
                                                                                                                        9,416,010
                                                                                                            ----------------------
Finance - Other Services (0.14%)
Chicago Mercantile Exchange Holdings Inc (a)                             2,609                                          1,307,109
                                                                                                            ----------------------

Financial Guarantee Insurance (0.17%)
AMBAC Financial Group Inc                                                7,770                                            648,717
MBIA Inc (a)                                                             9,885                                            613,068
MGIC Investment Corp                                                     6,196                                            364,077
                                                                                                            ----------------------
                                                                                                                        1,625,862
                                                                                                            ----------------------
Food - Confectionery (0.16%)
Hershey Co/The (a)                                                      12,883                                            681,639
WM Wrigley Jr Co                                                        16,083                                            835,512
                                                                                                            ----------------------
                                                                                                                        1,517,151
                                                                                                            ----------------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                                        9,791                                            410,145
                                                                                                            ----------------------

Food - Meat Products (0.03%)
Tyson Foods Inc                                                         18,483                                            267,079
                                                                                                            ----------------------

Food - Miscellaneous/Diversified (0.67%)
Campbell Soup Co (a)                                                    16,917                                            632,358
ConAgra Foods Inc (a)                                                   37,473                                            979,919
General Mills Inc                                                       25,881                                          1,470,558
HJ Heinz Co                                                             24,316                                          1,025,163
Kellogg Co                                                              18,333                                            922,333
McCormick & Co Inc/MD                                                    9,671                                            361,695
Sara Lee Corp                                                           55,761                                            953,513
                                                                                                            ----------------------
                                                                                                                        6,345,539
                                                                                                            ----------------------
Food - Retail (0.30%)
Kroger Co/The                                                           53,001                                          1,191,993
Safeway Inc (a)                                                         32,614                                            957,547
Whole Foods Market Inc (a)                                              10,356                                            661,127
                                                                                                            ----------------------
                                                                                                                        2,810,667
                                                                                                            ----------------------
Food - Wholesale & Distribution (0.22%)
Supervalu Inc                                                           15,525                                            518,535
Sysco Corp (a)                                                          45,373                                          1,587,148
                                                                                                            ----------------------
                                                                                                                        2,105,683
                                                                                                            ----------------------

Forestry (0.17%)
Plum Creek Timber Co Inc                                                13,146                                            472,467
Weyerhaeuser Co                                                         18,064                                          1,148,690
                                                                                                            ----------------------
                                                                                                                        1,621,157
                                                                                                            ----------------------
Gas - Distribution (0.24%)
KeySpan Corp                                                            12,839                                            521,007
Nicor Inc (a)                                                            3,267                                            150,151
NiSource Inc                                                            20,012                                            465,679
Peoples Energy Corp                                                      2,822                                            123,293
Sempra Energy                                                           19,162                                          1,016,353
                                                                                                            ----------------------
                                                                                                                        2,276,483
                                                                                                            ----------------------
Gold Mining (0.16%)
Newmont Mining Corp (a)                                                 32,986                                          1,493,276
                                                                                                            ----------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                           21,958                                          1,099,876
                                                                                                            ----------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                   20,312                                            584,579
                                                                                                            ----------------------

Hotels & Motels (0.35%)
Hilton Hotels Corp (a)                                                  28,300                                            818,436
Marriott International Inc                                              25,205                                          1,052,813
Starwood Hotels & Resorts Worldwide Inc                                 15,978                                            954,526
Wyndham Worldwide Corp (a)(b)                                           14,698                                            433,591
                                                                                                            ----------------------
                                                                                                                        3,259,366
                                                                                                            ----------------------
Human Resources (0.09%)
Monster Worldwide Inc (a)(b)                                             9,417                                            381,483
Robert Half International Inc (a)                                       12,567                                            459,324
                                                                                                            ----------------------
                                                                                                                          840,807
                                                                                                            ----------------------
Identification Systems - Development (0.03%)
Symbol Technologies Inc                                                 18,628                                            278,116
                                                                                                            ----------------------

Independent Power Producer (0.02%)
Dynegy Inc (b)                                                          27,746                                            168,696
                                                                                                            ----------------------

Industrial Automation & Robots (0.09%)
Rockwell Automation Inc                                                 12,906                                            800,172
                                                                                                            ----------------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                                            16,163                                          1,126,076
Praxair Inc                                                             23,647                                          1,424,732
                                                                                                            ----------------------
                                                                                                                        2,550,808
                                                                                                            ----------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                                                11,560                                            495,577
                                                                                                            ----------------------

Instruments - Scientific (0.20%)
Applera Corp - Applied Biosystems Group (a)                             13,369                                            498,664
Fisher Scientific International Inc (b)                                  9,127                                            781,454
PerkinElmer Inc                                                          9,213                                            196,789
Waters Corp (b)                                                          7,515                                            374,247
                                                                                                            ----------------------
                                                                                                                        1,851,154
                                                                                                            ----------------------
Insurance Brokers (0.21%)
AON Corp                                                                23,068                                            802,536
Marsh & McLennan Cos Inc                                                40,375                                          1,188,640
                                                                                                            ----------------------
                                                                                                                        1,991,176
                                                                                                            ----------------------

Internet Security (0.19%)
Symantec Corp (a)(b)                                                    72,563                                          1,439,650
VeriSign Inc (a)(b)                                                     17,982                                            371,868
                                                                                                            ----------------------
                                                                                                                        1,811,518
                                                                                                            ----------------------
Investment Management & Advisory Services (0.49%)
Ameriprise Financial Inc                                                17,881                                            920,871
Federated Investors Inc                                                  6,645                                            227,857
Franklin Resources Inc                                                  12,229                                          1,393,617
Janus Capital Group Inc                                                 15,161                                            304,433
Legg Mason Inc (a)                                                       9,620                                            865,992
T Rowe Price Group Inc (a)                                              19,196                                            908,163
                                                                                                            ----------------------
                                                                                                                        4,620,933
                                                                                                            ----------------------
Leisure & Recreation Products (0.02%)
Brunswick Corp (a)                                                       6,802                                            214,263
                                                                                                            ----------------------

Life & Health Insurance (0.81%)
Aflac Inc                                                               36,406                                          1,635,358
Cigna Corp                                                               8,135                                            951,632
Lincoln National Corp                                                   21,063                                          1,333,499
Prudential Financial Inc                                                35,578                                          2,737,016
Torchmark Corp                                                           7,258                                            447,673
UnumProvident Corp                                                      25,126                                            496,992
                                                                                                            ----------------------
                                                                                                                        7,602,170
                                                                                                            ----------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                             10,018                                            414,745
                                                                                                            ----------------------

Machinery - Construction & Mining (0.31%)
Caterpillar Inc                                                         48,103                                          2,920,333
                                                                                                            ----------------------

Machinery - Farm (0.15%)
Deere & Co (a)                                                          16,960                                          1,443,805
                                                                                                            ----------------------

Medical - Biomedical/Gene (1.04%)
Amgen Inc (b)                                                           85,869                                          6,518,316
Biogen Idec Inc (b)                                                     25,205                                          1,199,758
Genzyme Corp (b)                                                        19,174                                          1,294,437
Medimmune Inc (a)(b)                                                    17,564                                            562,750
Millipore Corp (a)(b)                                                    3,908                                            252,183
                                                                                                            ----------------------
                                                                                                                        9,827,444
                                                                                                            ----------------------
Medical - Drugs (4.74%)
Abbott Laboratories                                                    112,074                                          5,324,636
Allergan Inc                                                            11,062                                          1,277,661
Bristol-Myers Squibb Co                                                144,258                                          3,570,386
Eli Lilly & Co                                                          72,142                                          4,040,673
Forest Laboratories Inc (b)                                             23,325                                          1,141,526
King Pharmaceuticals Inc (b)                                            17,833                                            298,346
Merck & Co Inc                                                         159,632                                          7,250,485
Pfizer Inc                                                             534,873                                         14,254,365
Schering-Plough Corp                                                   108,664                                          2,405,821
Wyeth                                                                   98,712                                          5,037,273
                                                                                                            ----------------------
                                                                                                                       44,601,172
                                                                                                            ----------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                             7,797                                            408,329
Mylan Laboratories Inc                                                  15,464                                            317,012
Watson Pharmaceuticals Inc (b)                                           7,498                                            201,771
                                                                                                            ----------------------
                                                                                                                          927,112
                                                                                                            ----------------------

Medical - HMO (1.19%)
Aetna Inc                                                               40,177                                          1,656,096
Coventry Health Care Inc (b)                                            11,656                                            547,249
Humana Inc (b)                                                          12,108                                            726,480
UnitedHealth Group Inc                                                  98,810                                          4,819,952
WellPoint Inc (b)                                                       45,466                                          3,469,965
                                                                                                            ----------------------
                                                                                                                       11,219,742
                                                                                                            ----------------------
Medical - Hospitals (0.23%)
HCA Inc (a)                                                             31,097                                          1,571,020
Health Management Associates Inc (a)                                    17,626                                            347,232
Tenet Healthcare Corp (a)(b)                                            34,574                                            244,093
                                                                                                            ----------------------
                                                                                                                        2,162,345
                                                                                                            ----------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                           5,403                                            259,290
                                                                                                            ----------------------

Medical - Wholesale Drug Distribution (0.28%)
AmerisourceBergen Corp                                                  14,786                                            697,899
Cardinal Health Inc                                                     29,747                                          1,946,941
                                                                                                            ----------------------
                                                                                                                        2,644,840
                                                                                                            ----------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                          14,781                                            411,651
                                                                                                            ----------------------

Medical Instruments (0.68%)
Boston Scientific Corp (b)                                              86,410                                          1,374,783
Medtronic Inc (a)                                                       84,311                                          4,104,260
St Jude Medical Inc (b)                                                 25,869                                            888,600
                                                                                                            ----------------------
                                                                                                                        6,367,643
                                                                                                            ----------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (b)                                  9,184                                            629,012
Quest Diagnostics Inc                                                   11,858                                            589,817
                                                                                                            ----------------------
                                                                                                                        1,218,829
                                                                                                            ----------------------
Medical Products (2.23%)
Baxter International Inc                                                47,857                                          2,199,986
Becton Dickinson & Co                                                   17,950                                          1,257,039
Biomet Inc (a)                                                          17,960                                            679,606
Johnson & Johnson                                                      214,568                                         14,461,883
Stryker Corp (a)                                                        21,771                                          1,138,406
Zimmer Holdings Inc (a)(b)                                              17,807                                          1,282,282
                                                                                                            ----------------------
                                                                                                                       21,019,202
                                                                                                            ----------------------
Metal - Aluminum (0.20%)
Alcoa Inc                                                               63,592                                          1,838,445
                                                                                                            ----------------------

Metal - Copper (0.16%)
Phelps Dodge Corp                                                       14,963                                          1,501,986
                                                                                                            ----------------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc                                      14,412                                            871,638
                                                                                                            ----------------------

Motorcycle/Motor Scooter (0.14%)
Harley-Davidson Inc (a)                                                 19,235                                          1,320,098
                                                                                                            ----------------------

Multi-Line Insurance (2.77%)
ACE Ltd                                                                 23,854                                          1,365,641
Allstate Corp/The                                                       46,178                                          2,833,482
American International Group Inc                                       190,635                                         12,804,953
Cincinnati Financial Corp                                               12,707                                            580,075

Multi-Line Insurance
Genworth Financial Inc                                                  33,377                                          1,116,127
Hartford Financial Services Group Inc                                   22,318                                          1,945,460
Loews Corp                                                              33,530                                          1,304,988
Metlife Inc                                                             55,706                                          3,182,484
XL Capital Ltd (a)                                                      13,226                                            933,094
                                                                                                            ----------------------
                                                                                                                       26,066,304
                                                                                                            ----------------------
Multimedia (1.96%)
EW Scripps Co                                                            6,113                                            302,349
McGraw-Hill Cos Inc/The                                                 25,814                                          1,656,484
Meredith Corp (a)                                                        2,856                                            149,940
News Corp                                                              171,410                                          3,573,899
Time Warner Inc                                                        298,336                                          5,969,703
Viacom Inc (b)                                                          52,043                                          2,025,514
Walt Disney Co                                                         153,325                                          4,823,604
                                                                                                            ----------------------
                                                                                                                       18,501,493
                                                                                                            ----------------------
Networking Products (1.22%)
Cisco Systems Inc (b)                                                  447,812                                         10,805,704
Juniper Networks Inc (a)(b)                                             41,501                                            714,647
                                                                                                            ----------------------
                                                                                                                       11,520,351
                                                                                                            ----------------------
Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)                                      18,605                                            226,051
Waste Management Inc                                                    39,649                                          1,486,044
                                                                                                            ----------------------
                                                                                                                        1,712,095
                                                                                                            ----------------------
Office Automation & Equipment (0.21%)
Pitney Bowes Inc                                                        16,251                                            759,084
Xerox Corp (a)(b)                                                       71,758                                          1,219,886
                                                                                                            ----------------------
                                                                                                                        1,978,970
                                                                                                            ----------------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                                      6,925                                            437,244
                                                                                                            ----------------------

Oil - Field Services (1.26%)
Baker Hughes Inc                                                        24,131                                          1,666,246
BJ Services Co                                                          21,945                                            661,861
Halliburton Co                                                          75,641                                          2,446,986
Schlumberger Ltd                                                        86,856                                          5,478,877
Smith International Inc (a)                                             14,678                                            579,487
Weatherford International Ltd (b)                                       25,382                                          1,042,693
                                                                                                            ----------------------
                                                                                                                       11,876,150
                                                                                                            ----------------------
Oil & Gas Drilling (0.36%)
Nabors Industries Ltd (a)(b)                                            23,183                                            715,891
Noble Corp (a)                                                          10,061                                            705,276
Rowan Cos Inc (a)                                                        8,098                                            270,311
Transocean Inc (b)                                                      23,112                                          1,676,545
                                                                                                            ----------------------
                                                                                                                        3,368,023
                                                                                                            ----------------------
Oil Company - Exploration & Production (0.99%)
Anadarko Petroleum Corp                                                 33,705                                          1,564,586
Apache Corp                                                             24,152                                          1,577,609
Chesapeake Energy Corp (a)                                              27,757                                            900,437
Devon Energy Corp                                                       32,354                                          2,162,541
EOG Resources Inc                                                       17,797                                          1,184,035
Murphy Oil Corp                                                         13,706                                            646,375
XTO Energy Inc                                                          26,829                                          1,251,841
                                                                                                            ----------------------
                                                                                                                        9,287,424
                                                                                                            ----------------------
Oil Company - Integrated (5.87%)
Chevron Corp                                                           161,236                                         10,835,059
ConocoPhillips                                                         120,877                                          7,281,630
Oil Company - Integrated
Exxon Mobil Corp                                                       436,099                                         31,146,191
Hess Corp (a)                                                           17,697                                            750,353
Marathon Oil Corp                                                       26,274                                          2,270,074
Occidental Petroleum Corp                                               63,199                                          2,966,561
                                                                                                            ----------------------
                                                                                                                       55,249,868
                                                                                                            ----------------------
Oil Field Machinery & Equipment (0.08%)
National Oilwell Varco Inc (a)(b)                                       12,865                                            777,046
                                                                                                            ----------------------

Oil Refining & Marketing (0.32%)
Sunoco Inc                                                               9,566                                            632,599
Valero Energy Corp                                                      44,957                                          2,352,600
                                                                                                            ----------------------
                                                                                                                        2,985,199
                                                                                                            ----------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                                    3,944                                            211,162
                                                                                                            ----------------------

Paper & Related Products (0.22%)
International Paper Co                                                  36,173                                          1,206,370
Louisiana-Pacific Corp                                                   7,718                                            152,662
MeadWestvaco Corp                                                       13,290                                            365,741
Temple-Inland Inc                                                        7,978                                            314,652
                                                                                                            ----------------------
                                                                                                                        2,039,425
                                                                                                            ----------------------
Pharmacy Services (0.35%)
Caremark Rx Inc                                                         31,316                                          1,541,687
Express Scripts Inc (b)                                                 10,105                                            643,890
Medco Health Solutions Inc (b)                                          21,562                                          1,153,567
                                                                                                            ----------------------
                                                                                                                        3,339,144
                                                                                                            ----------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co                                                        21,072                                            514,157
                                                                                                            ----------------------

Pipelines (0.28%)
El Paso Corp (a)                                                        51,052                                            699,412
Kinder Morgan Inc                                                        7,859                                            825,981
Williams Cos Inc                                                        43,706                                          1,067,738
                                                                                                            ----------------------
                                                                                                                        2,593,131
                                                                                                            ----------------------
Power Converter & Supply Equipment (0.04%)
American Power Conversion Corp (a)                                      12,436                                            375,940
                                                                                                            ----------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                                  15,867                                            537,257
                                                                                                            ----------------------

Property & Casualty Insurance (0.64%)
Chubb Corp                                                              30,135                                          1,601,675
Progressive Corp/The                                                    56,648                                          1,369,182
Safeco Corp                                                              8,536                                            496,710
St Paul Travelers Cos Inc/The                                           50,684                                          2,591,473
                                                                                                            ----------------------
                                                                                                                        6,059,040
                                                                                                            ----------------------
Publicly Traded Investment Fund (0.65%)
iShares S&P 500 Index Fund/US (a)                                       44,430                                          6,125,120
                                                                                                            ----------------------

Publishing - Newspapers (0.20%)
Dow Jones & Co Inc                                                       4,767                                            167,274
Gannett Co Inc                                                          17,340                                          1,025,488
New York Times Co (a)                                                   10,599                                            256,178
Tribune Co (a)                                                          13,985                                            466,120
                                                                                                            ----------------------
                                                                                                                        1,915,060
                                                                                                            ----------------------

Quarrying (0.06%)
Vulcan Materials Co                                                      7,079                                            576,797
                                                                                                            ----------------------

Real Estate Magagement & Services (0.04%)
Realogy Corp (b)                                                        15,640                                            403,199
                                                                                                            ----------------------

Regional Banks (5.12%)
Bank of America Corp                                                   332,001                                         17,884,894
Comerica Inc                                                            11,899                                            692,403
Fifth Third Bancorp (a)                                                 40,925                                          1,630,861
Huntington Bancshares Inc/OH                                            17,424                                            425,320
Keycorp                                                                 29,584                                          1,098,750
National City Corp (a)                                                  44,370                                          1,652,782
PNC Financial Services Group Inc                                        21,600                                          1,512,648
SunTrust Banks Inc (a)                                                  26,761                                          2,113,851
US Bancorp                                                             130,368                                          4,411,653
Wachovia Corp                                                          140,479                                          7,796,585
Wells Fargo & Co                                                       247,006                                          8,963,848
                                                                                                            ----------------------
                                                                                                                       48,183,595
                                                                                                            ----------------------
REITS - Apartments (0.27%)
Apartment Investment & Management Co                                     7,143                                            409,437
Archstone-Smith Trust                                                   15,716                                            946,260
Equity Residential (a)                                                  21,343                                          1,165,541
                                                                                                            ----------------------
                                                                                                                        2,521,238
                                                                                                            ----------------------
REITS - Diversified (0.11%)
Vornado Realty Trust                                                     8,941                                          1,066,214
                                                                                                            ----------------------

REITS - Office Property (0.21%)
Boston Properties Inc (a)                                                8,384                                            895,663
Equity Office Properties Trust (a)                                      25,684                                          1,091,570
                                                                                                            ----------------------
                                                                                                                        1,987,233
                                                                                                            ----------------------
REITS - Regional Malls (0.17%)
Simon Property Group Inc                                                16,224                                          1,575,350
                                                                                                            ----------------------

REITS - Shopping Centers (0.08%)
Kimco Realty Corp (a)                                                   15,888                                            705,904
                                                                                                            ----------------------

REITS - Storage (0.08%)
Public Storage Inc                                                       7,907                                            709,337
                                                                                                            ----------------------

REITS - Warehouse & Industrial (0.12%)
Prologis                                                                17,981                                          1,137,658
                                                                                                            ----------------------

Retail - Apparel & Shoe (0.25%)
Gap Inc/The                                                             39,504                                            830,374
Ltd Brands Inc                                                          24,916                                            734,275
Nordstrom Inc                                                           16,754                                            793,302
                                                                                                            ----------------------
                                                                                                                        2,357,951
                                                                                                            ----------------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                                         3,869                                            433,328
                                                                                                            ----------------------

Retail - Automobile (0.02%)
Autonation Inc (a)(b)                                                   11,249                                            225,542
                                                                                                            ----------------------


Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                                               20,703                                            834,124
                                                                                                            ----------------------

Retail - Building Products (0.96%)
Home Depot Inc (a)                                                     151,410                                          5,652,135
Lowe's Cos Inc (a)                                                     112,083                                          3,378,182
                                                                                                            ----------------------
                                                                                                                        9,030,317
                                                                                                            ----------------------
Retail - Consumer Electronics (0.22%)
Best Buy Co Inc                                                         29,824                                          1,647,776
Circuit City Stores Inc                                                 10,343                                            279,054
RadioShack Corp (a)                                                      9,955                                            177,597
                                                                                                            ----------------------
                                                                                                                        2,104,427
                                                                                                            ----------------------
Retail - Discount (1.72%)
Big Lots Inc (a)(b)                                                      7,986                                            168,345
Costco Wholesale Corp (a)                                               34,329                                          1,832,482
Dollar General Corp (a)                                                 22,884                                            321,063
Family Dollar Stores Inc (a)                                            11,123                                            327,572
Target Corp                                                             62,990                                          3,727,748
TJX Cos Inc                                                             32,974                                            954,597
Wal-Mart Stores Inc                                                    180,436                                          8,891,886
                                                                                                            ----------------------
                                                                                                                       16,223,693
                                                                                                            ----------------------
Retail - Drug Store (0.54%)
CVS Corp                                                                60,256                                          1,890,834
Walgreen Co                                                             73,943                                          3,229,830
                                                                                                            ----------------------
                                                                                                                        5,120,664
                                                                                                            ----------------------
Retail - Jewelry (0.04%)
Tiffany & Co (a)                                                        10,134                                            361,986
                                                                                                            ----------------------

Retail - Major Department Store (0.24%)
JC Penney Co Inc                                                        16,447                                          1,237,308
Sears Holdings Corp (a)(b)                                               6,102                                          1,064,616
                                                                                                            ----------------------
                                                                                                                        2,301,924
                                                                                                            ----------------------
Retail - Office Supplies (0.27%)
Office Depot Inc (b)                                                    20,780                                            872,552
OfficeMax Inc (a)                                                        5,443                                            258,978
Staples Inc                                                             53,293                                          1,374,427
                                                                                                            ----------------------
                                                                                                                        2,505,957
                                                                                                            ----------------------
Retail - Regional Department Store (0.38%)
Dillard's Inc                                                            4,435                                            133,804
Federated Department Stores Inc                                         39,872                                          1,750,780
Kohl's Corp (b)                                                         24,017                                          1,695,600
                                                                                                            ----------------------
                                                                                                                        3,580,184
                                                                                                            ----------------------
Retail - Restaurants (0.83%)
Darden Restaurants Inc                                                  10,717                                            449,042
McDonald's Corp                                                         89,959                                          3,771,081
Starbucks Corp (a)(b)                                                   55,462                                          2,093,691
Wendy's International Inc                                                8,632                                            298,667
Yum! Brands Inc                                                         19,859                                          1,180,816
                                                                                                            ----------------------
                                                                                                                        7,793,297
                                                                                                            ----------------------
Rubber - Tires (0.02%)
Goodyear Tire & Rubber Co/The (a)(b)                                    13,007                                            199,397
                                                                                                            ----------------------

Savings & Loans - Thrifts (0.38%)
Sovereign Bancorp Inc                                                   26,307                                            627,685
Washington Mutual Inc                                                   70,678                                          2,989,679
                                                                                                            ----------------------
                                                                                                                        3,617,364
                                                                                                            ----------------------

Schools (0.04%)
Apollo Group Inc (a)(b)                                                 10,266                                            379,431
                                                                                                            ----------------------

Semiconductor Component - Integrated Circuits (0.24%)
Analog Devices Inc (a)                                                  25,884                                            823,629
Linear Technology Corp                                                  22,098                                            687,690
Maxim Integrated Products Inc                                           23,525                                            705,985
                                                                                                            ----------------------
                                                                                                                        2,217,304
                                                                                                            ----------------------
Semiconductor Equipment (0.31%)
Applied Materials Inc                                                  101,782                                          1,769,989
Kla-Tencor Corp (a)                                                     14,604                                            718,079
Novellus Systems Inc (a)(b)                                              9,041                                            249,983
Teradyne Inc (a)(b)                                                     14,452                                            202,617
                                                                                                            ----------------------
                                                                                                                        2,940,668
                                                                                                            ----------------------
Steel - Producers (0.21%)
Nucor Corp (a)                                                          22,617                                          1,321,059
United States Steel Corp                                                 9,028                                            610,293
                                                                                                            ----------------------
                                                                                                                        1,931,352
                                                                                                            ----------------------
Steel - Specialty (0.06%)
Allegheny Technologies Inc                                               7,379                                            580,949
                                                                                                            ----------------------

Telecommunication Equipment (0.21%)
ADC Telecommunications Inc (a)(b)                                        8,600                                            123,066
Avaya Inc (a)(b)                                                        33,521                                            429,404
Comverse Technology Inc (a)(b)                                          14,818                                            322,588
Lucent Technologies Inc (a)(b)                                         328,783                                            798,943
Tellabs Inc (b)                                                         32,842                                            346,154
                                                                                                            ----------------------
                                                                                                                        2,020,155
                                                                                                            ----------------------
Telecommunication Equipment - Fiber Optics (0.29%)
Ciena Corp (a)(b)                                                        6,194                                            145,621
Corning Inc (b)                                                        114,419                                          2,337,580
JDS Uniphase Corp (a)(b)                                                15,449                                            224,480
                                                                                                            ----------------------
                                                                                                                        2,707,681
                                                                                                            ----------------------
Telecommunication Services (0.06%)
Embarq Corp                                                             10,939                                            528,901
                                                                                                            ----------------------

Telephone - Integrated (3.18%)
AT&T Inc                                                               284,927                                          9,758,750
BellSouth Corp                                                         133,200                                          6,007,320
CenturyTel Inc (a)                                                       8,539                                            343,609
Citizens Communications Co (a)                                          23,535                                            345,023
Qwest Communications International Inc (a)(b)                          117,399                                          1,013,154
Sprint Nextel Corp                                                     219,146                                          4,095,839
Verizon Communications Inc                                             212,639                                          7,867,643
Windstream Corp                                                         34,778                                            477,154
                                                                                                            ----------------------
                                                                                                                       29,908,492
                                                                                                            ----------------------
Television (0.24%)
CBS Corp                                                                57,264                                          1,657,220
Univision Communications Inc (a)(b)                                     18,405                                            645,279
                                                                                                            ----------------------
                                                                                                                        2,302,499
                                                                                                            ----------------------
Therapeutics (0.25%)
Gilead Sciences Inc (b)                                                 33,512                                          2,308,977
                                                                                                            ----------------------

Tobacco (1.48%)
Altria Group Inc                                                       153,568                                         12,489,685
Reynolds American Inc (a)                                               12,574                                            794,174

Tobacco
UST Inc (a)                                                             11,798                                            631,901
                                                                                                            ----------------------
                                                                                                                       13,915,760
                                                                                                            ----------------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                                      5,432                                            455,636
Snap-On Inc (a)                                                          4,258                                            200,254
Stanley Works/The (a)                                                    5,936                                            282,850
                                                                                                            ----------------------
                                                                                                                          938,740
                                                                                                            ----------------------
Toys (0.10%)
Hasbro Inc                                                              12,000                                            311,040
Mattel Inc                                                              27,729                                            627,507
                                                                                                            ----------------------
                                                                                                                          938,547
                                                                                                            ----------------------
Transport - Rail (0.70%)
Burlington Northern Santa Fe Corp                                       26,552                                          2,058,577
CSX Corp                                                                32,536                                          1,160,559
Norfolk Southern Corp                                                   30,356                                          1,595,815
Union Pacific Corp                                                      19,758                                          1,790,667
                                                                                                            ----------------------
                                                                                                                        6,605,618
                                                                                                            ----------------------
Transport - Services (0.93%)
FedEx Corp                                                              22,477                                          2,574,516
Ryder System Inc                                                         4,547                                            239,399
United Parcel Service Inc (a)                                           79,299                                          5,975,180
                                                                                                            ----------------------
                                                                                                                        8,789,095
                                                                                                            ----------------------
Travel Services (0.03%)
Sabre Holdings Corp                                                      9,668                                            245,761
                                                                                                            ----------------------

Web Portals (1.05%)
Google Inc (b)                                                          15,629                                          7,445,500
Yahoo! Inc (a)(b)                                                       91,186                                          2,401,839
                                                                                                            ----------------------
                                                                                                                        9,847,339
                                                                                                            ----------------------
Wireless Equipment (0.91%)
Motorola Inc                                                           179,725                                          4,144,459
Qualcomm Inc                                                           121,177                                          4,409,631
                                                                                                            ----------------------
                                                                                                                        8,554,090
                                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                                      $            914,523,874
                                                                                                            ----------------------
                                                                    Principal
                                                                     Amount                                         Value
                                                                   ------------ --------------------------- ----------------------
SHORT TERM INVESTMENTS (2.81%)
Commercial Paper (2.81%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                  26,486,901                                         26,486,901
                                                                                                            ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $             26,486,901
                                                                                                            ----------------------
MONEY MARKET FUNDS (10.32%)
Money Center Banks (10.32%)
BNY Institutional Cash Reserve Fund (d)                             97,151,000                                         97,151,000
                                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $             97,151,000
                                                                                                            ----------------------
Total Investments                                                                                        $          1,038,161,775
Liabilities in Excess of Other Assets, Net - (10.25)%                                                                (96,510,869)
                                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                                               $            941,650,906
                                                                                                            ======================
                                                                                                            ----------------------

                                                                                                            ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,266,500 or 0.56% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $            196,385,502
Unrealized Depreciation                                     (36,101,069)
                                                   ----------------------
Net Unrealized Appreciation (Depreciation)                   160,284,433
Cost for federal income tax purposes                         877,877,342


                          SCHEDULE OF FUTURES CONTRACTS
                                                     Current       Unrealized
                           Number      Original      Market       Appreciation/
                              of
Type                       Contracts     Value        Value      (Depreciation)
-------------------------- --------- -------------------------------------------
Buy:
S & P 500; December 2006      76     $25,431,550  $26,280,800           $849,250

Portfolio Summary (unaudited)
--------------------------------------------------- ----------------------
Sector                                                            Percent
--------------------------------------------------- ----------------------
Financial                                                          31.42%
Consumer, Non-cyclical                                             19.68%
Communications                                                     11.04%
Industrial                                                         10.70%
Technology                                                         10.37%
Energy                                                              9.20%
Consumer, Cyclical                                                  8.19%
Utilities                                                           3.37%
Basic Materials                                                     2.82%
Mortgage Securities                                                 2.81%
Funds                                                               0.65%
Liabilities in Excess of Other Assets, Net                      (-10.25%)
                                                    ----------------------
TOTAL NET ASSETS                                                  100.00%
                                                    ======================

Other Assets Summary (unaudited)
--------------------------------------------------- ----------------------
Asset Type                                                        Percent
--------------------------------------------------- ----------------------
Futures                                                             2.79%


Schedule of Investments
October 31, 2006
LargeCap Value Fund
                                                                     Shares
                                                                      Held                                          Value
                                                                   ------------ --------------------------- ----------------------
COMMON STOCKS (99.51%)
Advertising Agencies (0.31%)
Omnicom Group Inc (a)                                                   22,960                           $              2,329,292
                                                                                                            ----------------------

Aerospace & Defense (1.62%)
General Dynamics Corp                                                   72,540                                          5,157,594
Lockheed Martin Corp                                                    28,860                                          2,508,800
Northrop Grumman Corp                                                   66,320                                          4,402,985
                                                                                                            ----------------------
                                                                                                                       12,069,379
                                                                                                            ----------------------
Agricultural Operations (0.64%)
Archer-Daniels-Midland Co                                              124,283                                          4,784,895
                                                                                                            ----------------------

Apparel Manufacturers (0.30%)
VF Corp                                                                 29,120                                          2,213,411
                                                                                                            ----------------------

Auto/Truck Parts & Equipment - Original (0.14%)
TRW Automotive Holdings Corp (b)                                        41,887                                          1,074,402
                                                                                                            ----------------------

Beverages - Non-Alcoholic (0.83%)
Coca-Cola Co/The                                                       102,920                                          4,808,422
PepsiCo Inc                                                             21,974                                          1,394,031
                                                                                                            ----------------------
                                                                                                                        6,202,453
                                                                                                            ----------------------
Brewery (0.52%)
Anheuser-Busch Cos Inc                                                  81,790                                          3,878,482
                                                                                                            ----------------------

Broadcasting Services & Programming (0.28%)
Liberty Media Holding Corp - Capital (b)                                23,389                                          2,083,024
                                                                                                            ----------------------

Cable TV (0.36%)
DIRECTV Group Inc/The (a)(b)                                           120,260                                          2,679,393
                                                                                                            ----------------------

Chemicals - Diversified (0.10%)
Dow Chemical Co/The                                                     18,840                                            768,484
                                                                                                            ----------------------

Chemicals - Specialty (0.33%)
Albemarle Corp                                                          37,741                                          2,454,297
                                                                                                            ----------------------

Commercial Banks (1.84%)
Compass Bancshares Inc                                                  39,210                                          2,205,955
East West Bancorp Inc                                                   53,140                                          1,940,141
Regions Financial Corp                                                 126,170                                          4,788,151
Whitney Holding Corp                                                    48,130                                          1,571,926
Zions Bancorporation                                                    39,570                                          3,181,428
                                                                                                            ----------------------
                                                                                                                       13,687,601
                                                                                                            ----------------------
Commercial Services - Finance (0.28%)
Equifax Inc (a)                                                         54,300                                          2,065,029
                                                                                                            ----------------------

Computer Services (0.20%)
Ceridian Corp (b)                                                       63,360                                          1,493,395
                                                                                                            ----------------------


Computers (0.96%)
Hewlett-Packard Co                                                     184,190                                          7,135,521
                                                                                                            ----------------------

Computers - Integrated Systems (0.28%)
NCR Corp (b)                                                            49,370                                          2,049,842
                                                                                                            ----------------------

Computers - Peripheral Equipment (0.21%)
Lexmark International Inc (b)                                           24,549                                          1,561,071
                                                                                                            ----------------------

Containers - Paper & Plastic (0.26%)
Sonoco Products Co                                                      53,460                                          1,896,761
                                                                                                            ----------------------

Cosmetics & Toiletries (2.40%)
Colgate-Palmolive Co                                                    41,990                                          2,686,100
Procter & Gamble Co                                                    238,540                                         15,121,051
                                                                                                            ----------------------
                                                                                                                       17,807,151
                                                                                                            ----------------------
Data Processing & Management (0.17%)
Global Payments Inc                                                     28,700                                          1,254,477
                                                                                                            ----------------------

Diversified Manufacturing Operations (3.33%)
Carlisle Cos Inc                                                        17,600                                          1,472,944
Crane Co                                                                41,240                                          1,605,886
Dover Corp                                                              34,440                                          1,635,900
General Electric Co                                                    516,205                                         18,123,957
Parker Hannifin Corp                                                    22,960                                          1,920,145
                                                                                                            ----------------------
                                                                                                                       24,758,832
                                                                                                            ----------------------
Electric - Integrated (5.41%)
Allegheny Energy Inc (b)                                                52,000                                          2,237,560
Centerpoint Energy Inc                                                 219,890                                          3,403,897
Duke Energy Corp                                                        46,678                                          1,476,892
Exelon Corp                                                             46,100                                          2,857,278
FirstEnergy Corp                                                        82,680                                          4,865,718
Great Plains Energy Inc (a)                                             79,250                                          2,578,795
Northeast Utilities                                                    137,650                                          3,442,627
NSTAR                                                                   25,603                                            890,728
OGE Energy Corp                                                         73,940                                          2,852,605
PG&E Corp (a)                                                          100,560                                          4,338,159
PPL Corp                                                               127,406                                          4,398,055
TXU Corp                                                                39,204                                          2,474,949
Xcel Energy Inc (a)                                                    197,190                                          4,351,983
                                                                                                            ----------------------
                                                                                                                       40,169,246
                                                                                                            ----------------------
Engines - Internal Combustion (0.25%)
Cummins Inc                                                             14,381                                          1,826,099
                                                                                                            ----------------------

Enterprise Software & Services (0.47%)
BEA Systems Inc (a)(b)                                                 121,390                                          1,975,015
Sybase Inc (a)(b)                                                       61,840                                          1,505,804
                                                                                                            ----------------------
                                                                                                                        3,480,819
                                                                                                            ----------------------
Fiduciary Banks (0.15%)
Wilmington Trust Corp                                                   27,447                                          1,141,246
                                                                                                            ----------------------

Finance - Investment Banker & Broker (10.50%)
Bear Stearns Cos Inc/The (a)                                            24,930                                          3,773,156
Citigroup Inc                                                          488,834                                         24,519,913
Goldman Sachs Group Inc                                                 22,070                                          4,188,665
JPMorgan Chase & Co                                                    415,828                                         19,726,880
Lehman Brothers Holdings Inc                                            84,522                                          6,579,193

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc                                                 102,890                                          8,994,644
Morgan Stanley                                                         133,390                                         10,194,998
                                                                                                            ----------------------
                                                                                                                       77,977,449
                                                                                                            ----------------------
Finance - Mortgage Loan/Banker (0.79%)
Fannie Mae                                                              55,260                                          3,274,708
IndyMac Bancorp Inc (a)                                                 57,250                                          2,602,012
                                                                                                            ----------------------
                                                                                                                        5,876,720
                                                                                                            ----------------------
Financial Guarantee Insurance (0.66%)
PMI Group Inc/The (a)                                                   62,940                                          2,684,391
Radian Group Inc (a)                                                    41,170                                          2,194,361
                                                                                                            ----------------------
                                                                                                                        4,878,752
                                                                                                            ----------------------
Food - Miscellaneous/Diversified (0.55%)
Campbell Soup Co (a)                                                    52,480                                          1,961,702
HJ Heinz Co                                                             49,798                                          2,099,484
                                                                                                            ----------------------
                                                                                                                        4,061,186
                                                                                                            ----------------------
Health Care Cost Containment (0.24%)
McKesson Corp                                                           36,320                                          1,819,269
                                                                                                            ----------------------

Home Decoration Products (0.30%)
Newell Rubbermaid Inc                                                   78,410                                          2,256,640
                                                                                                            ----------------------

Hospital Beds & Equipment (0.23%)
Hillenbrand Industries Inc                                              29,170                                          1,711,696
                                                                                                            ----------------------

Hotels & Motels (0.22%)
Starwood Hotels & Resorts Worldwide Inc                                 27,930                                          1,668,538
                                                                                                            ----------------------

Human Resources (0.23%)
Manpower Inc                                                            24,830                                          1,682,729
                                                                                                            ----------------------

Independent Power Producer (0.22%)
Dynegy Inc (b)                                                         272,900                                          1,659,232
                                                                                                            ----------------------

Industrial Gases (0.41%)
Air Products & Chemicals Inc                                            23,611                                          1,644,978
Airgas Inc                                                              36,580                                          1,383,090
                                                                                                            ----------------------
                                                                                                                        3,028,068
                                                                                                            ----------------------
Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group                                 67,410                                          2,514,393
                                                                                                            ----------------------

Life & Health Insurance (1.01%)
Cigna Corp                                                              24,100                                          2,819,218
Lincoln National Corp                                                   73,660                                          4,663,415
                                                                                                            ----------------------
                                                                                                                        7,482,633
                                                                                                            ----------------------
Machinery - Construction & Mining (0.34%)
Terex Corp (b)                                                          49,530                                          2,563,673
                                                                                                            ----------------------

Medical - Drugs (5.34%)
Abbott Laboratories                                                     64,627                                          3,070,429
King Pharmaceuticals Inc (b)                                            92,360                                          1,545,183
Merck & Co Inc                                                         235,480                                         10,695,501
Pfizer Inc (c)                                                         704,140                                         18,765,331
Wyeth                                                                  109,330                                          5,579,110
                                                                                                            ----------------------
                                                                                                                       39,655,554
                                                                                                            ----------------------

Medical - HMO (0.57%)
WellPoint Inc (b)                                                       55,660                                          4,247,971
                                                                                                            ----------------------

Medical - Wholesale Drug Distribution (0.36%)
AmerisourceBergen Corp (a)                                              56,574                                          2,670,293
                                                                                                            ----------------------

Metal - Diversified (0.42%)
Freeport-McMoRan Copper & Gold Inc (a)                                  51,540                                          3,117,139
                                                                                                            ----------------------

Multi-Line Insurance (5.24%)
Allstate Corp/The                                                      114,410                                          7,020,198
American Financial Group Inc/OH                                         38,710                                          1,852,661
American International Group Inc                                       169,300                                         11,371,881
Assurant Inc (a)                                                        56,760                                          2,988,982
Genworth Financial Inc                                                  88,090                                          2,945,729
Hartford Financial Services Group Inc                                   59,950                                          5,225,841
HCC Insurance Holdings Inc (a)                                          44,620                                          1,501,909
Metlife Inc                                                            104,770                                          5,985,510
                                                                                                            ----------------------
                                                                                                                       38,892,711
                                                                                                            ----------------------
Multimedia (2.65%)
McGraw-Hill Cos Inc/The                                                 34,700                                          2,226,699
News Corp                                                              221,970                                          4,628,074
Time Warner Inc                                                        245,950                                          4,921,460
Walt Disney Co                                                         250,430                                          7,878,528
                                                                                                            ----------------------
                                                                                                                       19,654,761
                                                                                                            ----------------------
Music (0.32%)
Warner Music Group Corp (a)                                             90,840                                          2,355,481
                                                                                                            ----------------------

Oil - Field Services (0.29%)
Tidewater Inc (a)                                                       43,111                                          2,143,910
                                                                                                            ----------------------

Oil Company - Exploration & Production (0.48%)
Anadarko Petroleum Corp                                                 77,340                                          3,590,123
                                                                                                            ----------------------

Oil Company - Integrated (11.62%)
Chevron Corp                                                           206,084                                         13,848,845
ConocoPhillips                                                         215,619                                         12,988,889
Exxon Mobil Corp (c)                                                   645,612                                         46,109,609
Marathon Oil Corp                                                       75,770                                          6,546,528
Occidental Petroleum Corp                                              145,424                                          6,826,202
                                                                                                            ----------------------
                                                                                                                       86,320,073
                                                                                                            ----------------------
Oil Field Machinery & Equipment (0.45%)
Cameron International Corp (a)(b)                                       28,530                                          1,429,353
National Oilwell Varco Inc (a)(b)                                       31,325                                          1,892,030
                                                                                                            ----------------------
                                                                                                                        3,321,383
                                                                                                            ----------------------
Oil Refining & Marketing (0.22%)
Frontier Oil Corp                                                       55,460                                          1,630,524
                                                                                                            ----------------------

Paper & Related Products (0.35%)
Temple-Inland Inc                                                       65,854                                          2,597,282
                                                                                                            ----------------------

Pharmacy Services (0.21%)
Caremark Rx Inc                                                         32,140                                          1,582,252
                                                                                                            ----------------------

Pipelines (0.73%)
National Fuel Gas Co                                                    69,390                                          2,595,186

Pipelines
Questar Corp                                                            34,436                                          2,805,845
                                                                                                            ----------------------
                                                                                                                        5,401,031
                                                                                                            ----------------------
Property & Casualty Insurance (2.24%)
Chubb Corp                                                              96,760                                          5,142,794
Philadelphia Consolidated Holding Co (a)(b)                             41,170                                          1,610,570
Safeco Corp                                                             36,780                                          2,140,228
St Paul Travelers Cos Inc/The                                          114,050                                          5,831,377
WR Berkley Corp                                                         51,662                                          1,904,261
                                                                                                            ----------------------
                                                                                                                       16,629,230
                                                                                                            ----------------------
Regional Banks (10.14%)
Bank of America Corp                                                   529,396                                         28,518,562
Comerica Inc                                                            52,293                                          3,042,930
Keycorp                                                                133,700                                          4,965,618
National City Corp                                                     113,050                                          4,211,112
US Bancorp                                                             279,290                                          9,451,174
Wachovia Corp                                                          209,757                                         11,641,513
Wells Fargo & Co                                                       372,240                                         13,508,590
                                                                                                            ----------------------
                                                                                                                       75,339,499
                                                                                                            ----------------------
REITS - Apartments (1.64%)
Archstone-Smith Trust                                                   67,750                                          4,079,227
AvalonBay Communities Inc (a)                                           26,730                                          3,503,234
Camden Property Trust                                                   31,440                                          2,537,837
Essex Property Trust Inc                                                15,410                                          2,053,845
                                                                                                            ----------------------
                                                                                                                       12,174,143
                                                                                                            ----------------------
REITS - Mortgage (0.22%)
New Century Financial Corp (a)                                          41,370                                          1,629,151
                                                                                                            ----------------------

REITS - Office Property (0.53%)
Boston Properties Inc (a)                                               36,947                                          3,947,048
                                                                                                            ----------------------

REITS - Regional Malls (0.47%)
Simon Property Group Inc (a)                                            36,250                                          3,519,875
                                                                                                            ----------------------

REITS - Shopping Centers (0.50%)
Federal Realty Invs Trust (a)                                           23,120                                          1,853,068
Weingarten Realty Investors (a)                                         39,860                                          1,853,490
                                                                                                            ----------------------
                                                                                                                        3,706,558
                                                                                                            ----------------------
REITS - Warehouse & Industrial (0.28%)
AMB Property Corp                                                       35,090                                          2,049,607
                                                                                                            ----------------------

Retail - Apparel & Shoe (0.57%)
AnnTaylor Stores Corp (b)                                               39,530                                          1,740,111
Nordstrom Inc                                                           53,260                                          2,521,861
                                                                                                            ----------------------
                                                                                                                        4,261,972
                                                                                                            ----------------------
Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc (a)                                             64,460                                          1,739,131
                                                                                                            ----------------------

Retail - Drug Store (0.24%)
CVS Corp                                                                56,340                                          1,767,949
                                                                                                            ----------------------

Retail - Major Department Store (0.29%)
JC Penney Co Inc                                                        29,070                                          2,186,936
                                                                                                            ----------------------


Retail - Office Supplies (0.20%)
Office Depot Inc (b)                                                    34,770                                          1,459,992
                                                                                                            ----------------------

Retail - Regional Department Store (0.53%)
Federated Department Stores Inc                                         88,840                                          3,900,964
                                                                                                            ----------------------

Retail - Restaurants (1.18%)
McDonald's Corp                                                        209,803                                          8,794,942
                                                                                                            ----------------------

Savings & Loans - Thrifts (0.23%)
Washington Mutual Inc                                                   40,050                                          1,694,115
                                                                                                            ----------------------

Semiconductor Component - Integrated Circuits (0.52%)
Atmel Corp (b)                                                         278,000                                          1,598,500
Integrated Device Technology Inc (b)                                   143,660                                          2,277,011
                                                                                                            ----------------------
                                                                                                                        3,875,511
                                                                                                            ----------------------
Steel - Producers (1.76%)
Carpenter Technology Corp                                               19,600                                          2,097,004
Nucor Corp (a)                                                          86,000                                          5,023,260
Reliance Steel & Aluminum Co                                            62,735                                          2,154,947
Steel Dynamics Inc (a)                                                  27,710                                          1,665,648
United States Steel Corp (a)                                            31,860                                          2,153,736
                                                                                                            ----------------------
                                                                                                                       13,094,595
                                                                                                            ----------------------
Telecommunication Equipment (0.18%)
Harris Corp                                                             31,000                                          1,320,600
                                                                                                            ----------------------

Telecommunication Services (0.39%)
Embarq Corp                                                             59,880                                          2,895,198
                                                                                                            ----------------------

Telephone - Integrated (6.33%)
AT&T Inc (a)                                                           412,653                                         14,133,365
BellSouth Corp                                                         249,130                                         11,235,763
Citizens Communications Co (a)                                         193,750                                          2,840,375
Qwest Communications International Inc (a)(b)                          505,007                                          4,358,211
Sprint Nextel Corp                                                      39,154                                            731,788
Verizon Communications Inc                                             370,623                                         13,713,051
                                                                                                            ----------------------
                                                                                                                       47,012,553
                                                                                                            ----------------------
Tobacco (2.38%)
Altria Group Inc                                                       150,203                                         12,216,010
Loews Corp - Carolina Group (a)                                         34,930                                          2,019,652
Reynolds American Inc (a)                                               54,410                                          3,436,536
                                                                                                            ----------------------
                                                                                                                       17,672,198
                                                                                                            ----------------------
Tools - Hand Held (0.24%)
Snap-On Inc (a)                                                         37,210                                          1,749,986
                                                                                                            ----------------------

Toys (0.35%)
Mattel Inc                                                             115,960                                          2,624,175
                                                                                                            ----------------------

Transport - Rail (0.40%)
Union Pacific Corp                                                      32,720                                          2,965,414
                                                                                                            ----------------------

Wireless Equipment (0.54%)
Motorola Inc                                                           174,136                                          4,015,576
                                                                                                            ----------------------
TOTAL COMMON STOCKS                                                                                      $            739,252,986
                                                                                                            ----------------------

                                                                    Principal
                                                                     Amount                                         Value
                                                                   ------------ --------------------------- ----------------------
SHORT TERM INVESTMENTS (0.67%)
Commercial Paper (0.67%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                   4,981,778                                          4,981,778
                                                                                                            ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $              4,981,778
                                                                                                            ----------------------
MONEY MARKET FUNDS (10.42%)
Money Center Banks (10.42%)
BNY Institutional Cash Reserve Fund (d)                             77,414,000                                         77,414,000
                                                                                                            ----------------------
TOTAL MONEY MARKET FUNDS                                                                                 $             77,414,000
                                                                                                            ----------------------
Total Investments                                                                                        $            821,648,764
Liabilities in Excess of Other Assets, Net - (10.60)%                                                                (78,774,371)
                                                                                                            ----------------------
TOTAL NET ASSETS - 100.00%                                                                               $            742,874,393
                                                                                                            ======================
                                                                                                            ----------------------

                                                                                                            ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,723,236 or 0.23% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $            109,387,562
Unrealized Depreciation                                    (4,483,339)
                                                 ----------------------
Net Unrealized Appreciation (Depreciation)                104,904,223
Cost for federal income tax purposes                      716,744,541


                          SCHEDULE OF FUTURES CONTRACTS
                                                        Current   Unrealized
                               Number    Original       Market   Appreciation/
                                  of
Type                           Contracts   Value         Value  (Depreciation)
------------------------------ --------------------------------------------
Buy:
Russell 1000; December 2006       7       $2,580,341 $2,626,050    $45,709

Portfolio Summary (unaudited)
--------------------------------------------- ----------------------
Sector                                                      Percent
--------------------------------------------- ----------------------
Financial                                                    46.85%
Consumer, Non-cyclical                                       14.78%
Energy                                                       13.78%
Communications                                               11.04%
Industrial                                                    6.78%
Utilities                                                     5.63%
Consumer, Cyclical                                            4.89%
Basic Materials                                               3.37%
Technology                                                    2.81%
Mortgage Securities                                           0.67%
Liabilities in Excess of Other Assets, Net                (-10.60%)
                                              ----------------------
TOTAL NET ASSETS                                            100.00%
                                              ======================

Other Assets Summary (unaudited)
--------------------------------------------- ----------------------
Asset Type                                                  Percent
--------------------------------------------- ----------------------
Futures                                                       0.35%



Schedule of Investments
October 31, 2006
MidCap Blend Fund
                                                              Shares
                                                               Held                                          Value
                                                            ----------- ---------------------------- ----------------------
COMMON STOCKS (99.70%)
Aerospace & Defense Equipment (0.91%)
Alliant Techsystems Inc (a)(b)                                  95,054                            $              7,339,119
                                                                                                     ----------------------

Agricultural Operations (0.41%)
Delta & Pine Land Co                                            81,018                                           3,282,039
                                                                                                     ----------------------

Applications Software (1.39%)
Intuit Inc (a)(b)                                              319,190                                          11,267,407
                                                                                                     ----------------------

Broadcasting Services & Programming (3.80%)
Discovery Holding Co (a)(b)                                    648,227                                           9,619,689
Liberty Global Inc - A Shares (a)(b)                           141,645                                           3,716,765
Liberty Global Inc - B Shares (a)(b)                           286,241                                           7,279,108
Liberty Media Holding Corp - Capital (b)                       113,787                                          10,133,870
                                                                                                     ----------------------
                                                                                                                30,749,432
                                                                                                     ----------------------
Building Products - Cement & Aggregate (0.80%)
Martin Marietta Materials Inc                                   73,275                                           6,448,200
                                                                                                     ----------------------

Cable TV (1.41%)
EchoStar Communications Corp (b)                               321,600                                          11,423,232
                                                                                                     ----------------------

Casino Hotels (2.09%)
Harrah's Entertainment Inc                                     227,702                                          16,925,090
                                                                                                     ----------------------

Casino Services (1.62%)
International Game Technology                                  308,793                                          13,126,790
                                                                                                     ----------------------

Commercial Banks (2.95%)
Commerce Bancorp Inc/NJ                                        160,218                                           5,594,812
M&T Bank Corp (a)                                               56,353                                           6,864,359
TCF Financial Corp                                             439,756                                          11,446,849
                                                                                                     ----------------------
                                                                                                                23,906,020
                                                                                                     ----------------------
Commercial Services (2.93%)
ChoicePoint Inc (a)(b)                                         158,989                                           5,785,610
Iron Mountain Inc (b)                                           92,952                                           4,031,328
ServiceMaster Co/The                                           447,771                                           5,073,245
Weight Watchers International Inc                              202,913                                           8,847,007
                                                                                                     ----------------------
                                                                                                                23,737,190
                                                                                                     ----------------------
Commercial Services - Finance (0.72%)
Western Union Co/The                                           263,398                                           5,807,926
                                                                                                     ----------------------

Data Processing & Management (4.87%)
Automatic Data Processing Inc                                  128,646                                           6,360,258
Fidelity National Information Services                         219,480                                           9,123,784
First Data Corp                                                216,959                                           5,261,256
Paychex Inc                                                    365,463                                          14,428,479
SEI Investments Co                                              76,824                                           4,323,655
                                                                                                     ----------------------
                                                                                                                39,497,432
                                                                                                     ----------------------

Dental Supplies & Equipment (1.31%)
Dentsply International Inc                                     340,476                                          10,650,089
                                                                                                     ----------------------

Distribution & Wholesale (0.40%)
Fastenal Co (a)                                                 79,817                                           3,211,836
                                                                                                     ----------------------

Diversified Manufacturing Operations (2.21%)
Dover Corp                                                     216,109                                          10,265,178
Tyco International Ltd                                         259,566                                           7,639,027
                                                                                                     ----------------------
                                                                                                                17,904,205
                                                                                                     ----------------------
Diversified Operations (0.92%)
Onex Corp (b)                                                  348,849                                           7,489,788
                                                                                                     ----------------------

E-Commerce - Services (0.55%)
Liberty Media Corp - Interactive (b)                           201,152                                           4,439,425
                                                                                                     ----------------------

Electric - Integrated (1.44%)
Ameren Corp (a)                                                134,379                                           7,269,904
SCANA Corp                                                     109,230                                           4,364,831
                                                                                                     ----------------------
                                                                                                                11,634,735
                                                                                                     ----------------------
Electronic Components - Miscellaneous (1.52%)
Gentex Corp                                                    774,968                                          12,329,741
                                                                                                     ----------------------

Electronic Components - Semiconductors (0.79%)
Microchip Technology Inc                                       195,475                                           6,436,992
                                                                                                     ----------------------

Energy - Alternate Sources (1.39%)
Covanta Holding Corp (b)                                       555,238                                          11,287,989
                                                                                                     ----------------------

Financial Guarantee Insurance (1.41%)
AMBAC Financial Group Inc                                      136,918                                          11,431,284
                                                                                                     ----------------------

Food - Wholesale & Distribution (1.80%)
Sysco Corp (a)                                                 417,756                                          14,613,105
                                                                                                     ----------------------

Gold Mining (1.69%)
Newmont Mining Corp (a)                                        302,926                                          13,713,460
                                                                                                     ----------------------

Human Resources (0.55%)
Robert Half International Inc (a)                              122,537                                           4,478,727
                                                                                                     ----------------------

Insurance Brokers (2.11%)
AON Corp                                                       208,484                                           7,253,158
Marsh & McLennan Cos Inc (a)                                   334,304                                           9,841,910
                                                                                                     ----------------------
                                                                                                                17,095,068
                                                                                                     ----------------------
Investment Management & Advisory Services (1.37%)
Eaton Vance Corp                                               134,721                                           4,181,740
Nuveen Investments Inc (a)                                     140,581                                           6,930,643
                                                                                                     ----------------------
                                                                                                                11,112,383
                                                                                                     ----------------------
Life & Health Insurance (1.69%)
Aflac Inc                                                      305,295                                          13,713,851
                                                                                                     ----------------------

Linen Supply & Related Items (3.50%)
Cintas Corp                                                    685,754                                          28,390,216
                                                                                                     ----------------------


Machinery - Print Trade (1.92%)
Zebra Technologies Corp (a)(b)                                 417,831                                          15,572,561
                                                                                                     ----------------------

Medical - Biomedical/Gene (0.73%)
Medimmune Inc (a)(b)                                           184,373                                           5,907,311
                                                                                                     ----------------------

Medical - Drugs (1.41%)
Valeant Pharmaceuticals International (a)                      610,843                                          11,410,547
                                                                                                     ----------------------

Medical - HMO (1.66%)
Coventry Health Care Inc (b)                                   285,771                                          13,416,948
                                                                                                     ----------------------

Medical - Outpatient & Home Medical Care (1.26%)
Lincare Holdings Inc (a)(b)                                    304,844                                          10,230,565
                                                                                                     ----------------------

Medical Instruments (1.21%)
St Jude Medical Inc (b)                                        284,455                                           9,771,029
                                                                                                     ----------------------

Medical Laboratory & Testing Service (2.09%)
Laboratory Corp of America Holdings (a)(b)                     247,657                                          16,962,028
                                                                                                     ----------------------

Multi-Line Insurance (1.84%)
Loews Corp                                                     382,508                                          14,887,211
                                                                                                     ----------------------

Office Automation & Equipment (0.75%)
Pitney Bowes Inc (a)                                           129,924                                           6,068,750
                                                                                                     ----------------------

Oil - Field Services (3.19%)
BJ Services Co                                                 441,635                                          13,319,711
Weatherford International Ltd (b)                              305,785                                          12,561,648
                                                                                                     ----------------------
                                                                                                                25,881,359
                                                                                                     ----------------------
Oil Company - Exploration & Production (3.32%)
Cimarex Energy Co                                              216,383                                           7,794,116
Encore Acquisition Co (a)(b)                                   318,840                                           7,983,754
Rosetta Resources Inc (a)(b)                                   226,840                                           4,101,267
XTO Energy Inc                                                 150,082                                           7,002,826
                                                                                                     ----------------------
                                                                                                                26,881,963
                                                                                                     ----------------------
Pipelines (3.78%)
Equitable Resources Inc                                        284,861                                          11,542,568
Questar Corp                                                   137,840                                          11,231,203
Williams Cos Inc                                               320,111                                           7,820,312
                                                                                                     ----------------------
                                                                                                                30,594,083
                                                                                                     ----------------------
Power Converter & Supply Equipment (1.22%)
American Power Conversion Corp (a)                             326,560                                           9,871,909
                                                                                                     ----------------------

Property & Casualty Insurance (3.51%)
Fidelity National Financial Inc                                112,894                                           2,517,536
Fidelity National Title Group Inc (a)                          108,630                                           2,390,939
Markel Corp (a)(b)                                              31,704                                          12,665,748
Mercury General Corp (a)                                       209,607                                          10,851,354
                                                                                                     ----------------------
                                                                                                                28,425,577
                                                                                                     ----------------------
Publishing - Newspapers (1.70%)
Washington Post Co/The                                          18,311                                          13,790,014
                                                                                                     ----------------------


Quarrying (1.40%)
Vulcan Materials Co                                            139,633                                          11,377,297
                                                                                                     ----------------------

Real Estate Operator & Developer (4.14%)
Brookfield Asset Management Inc                                456,369                                          20,326,675
Forest City Enterprises Inc (a)                                240,129                                          13,183,082
                                                                                                     ----------------------
                                                                                                                33,509,757
                                                                                                     ----------------------
Reinsurance (1.58%)
Everest Re Group Ltd                                           129,033                                          12,797,493
                                                                                                     ----------------------

Retail - Auto Parts (2.41%)
Autozone Inc (b)                                                66,928                                           7,495,936
O'Reilly Automotive Inc (a)(b)                                 373,764                                          12,068,840
                                                                                                     ----------------------
                                                                                                                19,564,776
                                                                                                     ----------------------
Retail - Automobile (1.70%)
Carmax Inc (a)(b)                                              311,375                                          13,793,913
                                                                                                     ----------------------

Retail - Discount (1.44%)
TJX Cos Inc                                                    404,300                                          11,704,485
                                                                                                     ----------------------

Retail - Jewelry (0.96%)
Tiffany & Co (a)                                               218,492                                           7,804,534
                                                                                                     ----------------------

Retail - Restaurants (2.20%)
Yum! Brands Inc                                                299,649                                          17,817,130
                                                                                                     ----------------------

Schools (0.38%)
Strayer Education Inc (a)                                       27,029                                           3,057,520
                                                                                                     ----------------------

Telephone - Integrated (2.22%)
Citizens Communications Co (a)                                 571,066                                           8,371,828
Telephone & Data Systems Inc - Special Shares                  206,708                                           9,611,922
                                                                                                     ----------------------
                                                                                                                17,983,750
                                                                                                     ----------------------
Textile - Home Furnishings (0.52%)
Mohawk Industries Inc (a)(b)                                    57,465                                           4,177,706
                                                                                                     ----------------------

Transport - Truck (0.62%)
Heartland Express Inc (a)                                      306,465                                           5,004,573
                                                                                                     ----------------------

Wireless Equipment (1.99%)
American Tower Corp (b)                                        447,750                                          16,127,955
                                                                                                     ----------------------
TOTAL COMMON STOCKS                                                                               $            807,835,515
                                                                                                     ----------------------
                                                            Principal
                                                              Amount                                         Value
                                                            ----------- ---------------------------- ----------------------
MONEY MARKET FUNDS (18.80%)
Money Center Banks (18.80%)
BNY Institutional Cash Reserve Fund (c)                     152,309,000                                        152,309,000
                                                                                                     ----------------------
TOTAL MONEY MARKET FUNDS                                                                          $            152,309,000
                                                                                                     ----------------------
Total Investments                                                                                 $            960,144,515
Liabilities in Excess of Other Assets, Net - (18.50)%                                                        (149,924,889)
                                                                                                     ----------------------
TOTAL NET ASSETS - 100.00%                                                                        $            810,219,626
                                                                                                     ======================
                                                                                                     ----------------------

                                                                                                     ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $            149,055,183
Unrealized Depreciation                                  (18,608,442)
                                                ----------------------
Net Unrealized Appreciation (Depreciation)                130,446,741
Cost for federal income tax purposes                      829,697,774


Portfolio Summary (unaudited)
----------------------------------------------- ----------------------
Sector                                                        Percent
----------------------------------------------- ----------------------
Financial                                                      39.39%
Consumer, Cyclical                                             16.85%
Consumer, Non-cyclical                                         16.46%
Energy                                                         11.68%
Communications                                                 11.66%
Industrial                                                      9.19%
Technology                                                      7.81%
Basic Materials                                                 3.10%
Utilities                                                       1.44%
Diversified                                                     0.92%
Liabilities in Excess of Other Assets, Net                  (-18.50%)
                                                ----------------------
TOTAL NET ASSETS                                              100.00%
                                                ======================


Schedule of Investments
October 31, 2006
MidCap Growth Fund
                                                                 Shares
                                                                  Held                                          Value
                                                               ----------- ---------------------------- ----------------------
COMMON STOCKS (99.94%)
Advertising Sales (2.28%)
Lamar Advertising Co (a)                                           11,860                            $                684,085
                                                                                                        ----------------------

Apparel Manufacturers (0.52%)
Coach Inc (a)                                                       3,900                                             154,596
                                                                                                        ----------------------

Applications Software (1.55%)
Citrix Systems Inc (a)                                             15,715                                             464,064
                                                                                                        ----------------------

Auto - Medium & Heavy Duty Trucks (0.97%)
Oshkosh Truck Corp                                                  6,440                                             291,152
                                                                                                        ----------------------

Batteries & Battery Systems (1.04%)
Energizer Holdings Inc (a)(b)                                       4,000                                             312,600
                                                                                                        ----------------------

Building - Heavy Construction (3.43%)
Chicago Bridge & Iron Co NV (b)                                    16,500                                             405,240
Washington Group International Inc                                 10,990                                             622,254
                                                                                                        ----------------------
                                                                                                                    1,027,494
                                                                                                        ----------------------
Cellular Telecommunications (2.57%)
NII Holdings Inc (a)(b)                                            11,865                                             771,581
                                                                                                        ----------------------

Chemicals - Specialty (1.04%)
Albemarle Corp                                                      4,800                                             312,144
                                                                                                        ----------------------

Commercial Services (0.53%)
Alliance Data Systems Corp (a)                                      2,600                                             157,872
                                                                                                        ----------------------

Computer Services (5.00%)
Cognizant Technology Solutions Corp (a)                             9,200                                             692,576
Factset Research Systems Inc                                       15,863                                             807,427
                                                                                                        ----------------------
                                                                                                                    1,500,003
                                                                                                        ----------------------
Data Processing & Management (2.07%)
Fiserv Inc (a)                                                     12,600                                             622,440
                                                                                                        ----------------------

Diversified Manufacturing Operations (2.21%)
Roper Industries Inc                                               13,873                                             663,823
                                                                                                        ----------------------

Electronic Components - Semiconductors (2.10%)
Intersil Corp                                                      26,860                                             629,867
                                                                                                        ----------------------

Electronic Measurement Instruments (3.40%)
Garmin Ltd (b)                                                     11,300                                             603,533
Trimble Navigation Ltd (a)                                          9,000                                             415,980
                                                                                                        ----------------------
                                                                                                                    1,019,513
                                                                                                        ----------------------
E-Marketing & Information (2.26%)
Digital River Inc (a)(b)                                           11,700                                             676,845
                                                                                                        ----------------------

Engineering - Research & Development Services (3.70%)
Fluor Corp                                                          7,199                                             564,618

Engineering - Research & Development Services
McDermott International, Inc. (a)                                  12,195                                             545,116
                                                                                                        ----------------------
                                                                                                                    1,109,734
                                                                                                        ----------------------
Enterprise Software & Services (2.43%)
BEA Systems Inc (a)                                                44,845                                             729,628
                                                                                                        ----------------------

Entertainment Software (1.51%)
Activision Inc (a)                                                 29,300                                             451,806
                                                                                                        ----------------------

Finance - Investment Banker & Broker (2.18%)
Lazard Ltd (b)                                                     15,420                                             653,808
                                                                                                        ----------------------

Finance - Other Services (0.98%)
International Securities Exchange Holdi (b)                         5,700                                             292,695
                                                                                                        ----------------------

Hotels & Motels (2.16%)
Hilton Hotels Corp (b)                                             22,450                                             649,254
                                                                                                        ----------------------

Human Resources (2.07%)
Manpower Inc                                                        9,155                                             620,434
                                                                                                        ----------------------

Instruments - Controls (1.03%)
Thermo Electron Corp (a)                                            7,200                                             308,664
                                                                                                        ----------------------

Instruments - Scientific (2.46%)
Applera Corp - Applied Biosystems Group                            19,800                                             738,540
                                                                                                        ----------------------

Internet Infrastructure Software (2.01%)
Akamai Technologies Inc (a)(b)                                      9,635                                             451,496
F5 Networks Inc (a)                                                 2,300                                             152,237
                                                                                                        ----------------------
                                                                                                                      603,733
                                                                                                        ----------------------
Investment Management & Advisory Services (3.52%)
Amvescap PLC ADR (b)                                               15,900                                             365,382
T Rowe Price Group Inc                                             14,569                                             689,259
                                                                                                        ----------------------
                                                                                                                    1,054,641

                                                                                                        ----------------------
Medical - Biomedical/Gene (3.08%)
Celgene Corp (a)(b)                                                17,285                                             923,711
                                                                                                        ----------------------

Medical - Drugs (3.01%)
Medicis Pharmaceutical Corp (b)                                     8,200                                             287,328
Shire PLC ADR                                                      11,200                                             614,320
                                                                                                        ----------------------
                                                                                                                      901,648
                                                                                                        ----------------------
Medical Instruments (1.22%)
Intuitive Surgical Inc (a)(b)                                       3,700                                             366,966
                                                                                                        ----------------------

Medical Products (1.50%)
Cooper Cos Inc/The                                                  7,800                                             449,514
                                                                                                        ----------------------

Metal Processors & Fabrication (1.81%)
Precision Castparts Corp                                            7,970                                             542,438
                                                                                                        ----------------------

Oil Company - Exploration & Production (3.01%)
Southwestern Energy Co (a)(b)                                      25,390                                             903,376
                                                                                                        ----------------------


Oil Field Machinery & Equipment (2.18%)
Cameron International Corp (a)                                     13,035                                             653,054
                                                                                                        ----------------------

Private Corrections (1.69%)
Corrections Corp of America (a)                                    11,100                                             507,159
                                                                                                        ----------------------

Real Estate Magagement & Services (1.40%)
CB Richard Ellis Group Inc (a)                                     14,022                                             421,081
                                                                                                        ----------------------

Research & Development (1.91%)
Pharmaceutical Product Development Inc                             18,063                                             571,694
                                                                                                        ----------------------

Retail - Apparel & Shoe (1.05%)
Childrens Place Retail Stores Inc/The (a)(b)                        4,500                                             315,855
                                                                                                        ----------------------

Retail - Catalog Shopping (2.20%)
Coldwater Creek Inc (a)(b)                                         21,655                                             660,261
                                                                                                        ----------------------

Retail - Computer Equipment (1.63%)
GameStop Corp (a)(b)                                                9,565                                             488,389
                                                                                                        ----------------------

Retail - Consumer Electronics (1.33%)
Circuit City Stores Inc                                            14,800                                             399,304
                                                                                                        ----------------------

Retail - Discount (2.03%)
TJX Cos Inc                                                        21,000                                             607,950
                                                                                                        ----------------------

Retail - Restaurants (1.47%)
Panera Bread Co (a)(b)                                              7,148                                             441,746
                                                                                                        ----------------------

Telecommunication Equipment (1.89%)
Harris Corp                                                        13,319                                             567,389
                                                                                                        ----------------------

Toys (0.74%)
Hasbro Inc                                                          8,600                                             222,912
                                                                                                        ----------------------

Transport - Rail (0.79%)
Kansas City Southern (a)(b)                                         8,300                                             235,637
                                                                                                        ----------------------

Veterinary Diagnostics (2.17%)
VCA Antech Inc (a)                                                 20,075                                             649,828
                                                                                                        ----------------------

Vitamins & Nutrition Products (1.47%)
Herbalife Ltd (a)                                                  12,020                                             439,932
                                                                                                        ----------------------

Wireless Equipment (5.04%)
American Tower Corp (a)                                            25,141                                             905,579
Crown Castle International Corp (a)(b)                             18,040                                             607,046
                                                                                                        ----------------------
                                                                                                                    1,512,625
                                                                                                        ----------------------
X-Ray Equipment (2.30%)
Hologic Inc (a)                                                    14,340                                             690,471
                                                                                                        ----------------------
TOTAL COMMON STOCKS                                                                                  $             29,973,956
                                                                                                        ----------------------

                                                               Principal
                                                                 Amount                                         Value
                                                               ----------- ---------------------------- ----------------------
SHORT TERM INVESTMENTS (1.84%)
Commercial Paper (1.84%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                552,510                                             552,510
                                                                                                        ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $                552,510
                                                                                                        ----------------------
MONEY MARKET FUNDS (27.28%)
Money Center Banks (27.28%)
BNY Institutional Cash Reserve Fund (c)                         8,183,000                                           8,183,000
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $              8,183,000
                                                                                                        ----------------------
Total Investments                                                                                    $             38,709,466
Liabilities in Excess of Other Assets, Net - (29.06)%                                                             (8,715,561)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $             29,993,905
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $              3,089,253
Unrealized Depreciation                                       (534,799)
                                                  ----------------------
Net Unrealized Appreciation (Depreciation)                    2,554,454
Cost for federal income tax purposes                         36,155,012


Portfolio Summary (unaudited)
------------------------------------------------- ----------------------
Sector                                                          Percent
------------------------------------------------- ----------------------
Financial                                                        35.36%
Consumer, Non-cyclical                                           20.93%
Industrial                                                       19.87%
Communications                                                   16.06%
Technology                                                       14.66%
Consumer, Cyclical                                               14.11%
Energy                                                            5.19%
Mortgage Securities                                               1.84%
Basic Materials                                                   1.04%
Liabilities in Excess of Other Assets, Net                    (-29.06%)
                                                  ----------------------
TOTAL NET ASSETS                                                100.00%
                                                  ======================


Schedule of Investments
October 31, 2006
MidCap S&P 400 Index Fund
                                                                       Shares
                                                                        Held                                          Value
                                                                     ----------- ---------------------------- ----------------------
COMMON STOCKS (97.88%)
Aerospace & Defense Equipment (0.44%)
Alliant Techsystems Inc (a)(b)                                            4,894                            $                377,866
DRS Technologies Inc                                                      5,666                                             250,550
Sequa Corp (b)                                                              969                                             102,821
                                                                                                              ----------------------
                                                                                                                            731,237
                                                                                                              ----------------------
Airlines (0.40%)
Airtran Holdings Inc (a)(b)                                              12,819                                             127,805
Alaska Air Group Inc (b)                                                  5,626                                             225,884
JetBlue Airways Corp (a)(b)                                              24,753                                             310,898
                                                                                                              ----------------------
                                                                                                                            664,587

                                                                                                              ----------------------
Apparel Manufacturers (0.56%)
Hanesbrands Inc (b)                                                      13,403                                             316,311
Polo Ralph Lauren Corp                                                    8,708                                             618,268
                                                                                                              ----------------------
                                                                                                                            934,579
                                                                                                              ----------------------
Auction House & Art Dealer (0.37%)
Adesa Inc                                                                12,681                                             318,800
Sotheby's (a)                                                             7,812                                             296,856
                                                                                                              ----------------------
                                                                                                                            615,656
                                                                                                              ----------------------
Auto - Medium & Heavy Duty Trucks (0.28%)
Oshkosh Truck Corp                                                       10,387                                             469,596
                                                                                                              ----------------------

Auto/Truck Parts & Equipment - Original (0.61%)
ArvinMeritor Inc (a)                                                      9,955                                             149,524
BorgWarner Inc                                                            8,094                                             465,405
Lear Corp (a)                                                             9,500                                             286,995
Modine Manufacturing Co                                                   4,649                                             110,693
                                                                                                              ----------------------
                                                                                                                          1,012,617
                                                                                                              ----------------------
Batteries & Battery Systems (0.38%)
Energizer Holdings Inc (a)(b)                                             8,095                                             632,624
                                                                                                              ----------------------

Beverages - Non-Alcoholic (0.27%)
Hansen Natural Corp (a)(b)                                                8,567                                             272,002
PepsiAmericas Inc                                                         8,539                                             174,623
                                                                                                              ----------------------
                                                                                                                            446,625
                                                                                                              ----------------------
Building - Heavy Construction (0.15%)
Granite Construction Inc (a)                                              4,780                                             249,038
                                                                                                              ----------------------

Building - Maintenance & Service (0.05%)
Rollins Inc                                                               4,213                                              91,169
                                                                                                              ----------------------

Building - Mobile Home & Manufactured Housing (0.13%)
Thor Industries Inc                                                       5,037                                             220,721
                                                                                                              ----------------------

Building - Residential & Commercial (0.86%)
Beazer Homes USA Inc (a)                                                  5,530                                             239,670
Hovnanian Enterprises Inc (a)(b)                                          5,142                                             158,631
MDC Holdings Inc                                                          4,884                                             243,516
Ryland Group Inc                                                          6,160                                             282,929
Toll Brothers Inc (a)(b)                                                 17,753                                             513,239
                                                                                                              ----------------------
                                                                                                                          1,437,985
                                                                                                              ----------------------

Building & Construction - Miscellaneous (0.08%)
Dycom Industries Inc (b)                                                  5,729                                             133,543
                                                                                                              ----------------------

Building Products - Cement & Aggregate (0.52%)
Florida Rock Industries Inc                                               6,962                                             298,670
Martin Marietta Materials Inc                                             6,395                                             562,760
                                                                                                              ----------------------
                                                                                                                            861,430
                                                                                                              ----------------------
Capacitors (0.05%)
Kemet Corp (b)                                                           12,273                                              90,207
                                                                                                              ----------------------

Casino Hotels (0.14%)
Boyd Gaming Corp                                                          5,969                                             235,596
                                                                                                              ----------------------

Casino Services (0.16%)
Scientific Games Corp (a)(b)                                              9,402                                             263,538
                                                                                                              ----------------------

Chemicals - Diversified (0.79%)
FMC Corp                                                                  5,509                                             377,642
Lyondell Chemical Co                                                     29,719                                             762,886
Olin Corp                                                                10,246                                             177,256
                                                                                                              ----------------------
                                                                                                                          1,317,784
                                                                                                              ----------------------
Chemicals - Specialty (1.32%)
Albemarle Corp                                                            5,551                                             360,981
Cabot Corp                                                                8,934                                             353,340
Chemtura Corp                                                            33,937                                             291,179
Cytec Industries Inc                                                      5,858                                             324,475
Ferro Corp                                                                5,996                                             118,241
Lubrizol Corp                                                             9,657                                             434,565
Minerals Technologies Inc                                                 2,768                                             152,683
Sensient Technologies Corp                                                6,541                                             150,770
                                                                                                              ----------------------
                                                                                                                          2,186,234

                                                                                                              ----------------------
Coal (1.36%)
Arch Coal Inc (a)                                                        20,248                                             701,188
Peabody Energy Corp                                                      37,289                                           1,565,020
                                                                                                              ----------------------
                                                                                                                          2,266,208
                                                                                                              ----------------------
Coatings & Paint (0.42%)
RPM International Inc                                                    16,763                                             321,011
Valspar Corp                                                             14,343                                             384,249
                                                                                                              ----------------------
                                                                                                                            705,260
                                                                                                              ----------------------
Commercial Banks (3.19%)
Associated Banc-Corp                                                     18,650                                             612,466
Bank of Hawaii Corp (a)                                                   7,125                                             371,711
Cathay General Bancorp                                                    7,270                                             250,452
City National Corp/Beverly Hills CA                                       5,698                                             379,259
Colonial BancGroup Inc/The                                               21,837                                             520,594
Cullen/Frost Bankers Inc                                                  7,839                                             424,560
FirstMerit Corp                                                          11,294                                             262,247
Greater Bay Bancorp                                                       7,187                                             185,065
Mercantile Bankshares Corp                                               17,684                                             797,195
SVB Financial Group (b)                                                   4,871                                             224,163
TCF Financial Corp                                                       15,896                                             413,773
Texas Regional Bancshares Inc                                             6,494                                             252,292
Webster Financial Corp                                                    7,910                                             382,211
Westamerica Bancorporation                                                4,399                                             219,290
                                                                                                              ----------------------
                                                                                                                          5,295,278
                                                                                                              ----------------------
Commercial Services (0.79%)
Alliance Data Systems Corp (a)(b)                                         9,379                                             569,493
Commercial Services
ChoicePoint Inc (b)                                                      11,985                                             436,134
Quanta Services Inc (a)(b)                                               16,719                                             305,958
                                                                                                              ----------------------
                                                                                                                          1,311,585
                                                                                                              ----------------------
Commercial Services - Finance (0.10%)
Deluxe Corp                                                               7,253                                             164,426
                                                                                                              ----------------------

Computer Services (1.71%)
BISYS Group Inc/The (a)(b)                                               16,986                                             187,526
Ceridian Corp (b)                                                        19,607                                             462,137
Cognizant Technology Solutions Corp (b)                                  19,876                                           1,496,265
DST Systems Inc (a)(b)                                                    8,237                                             508,964
SRA International Inc (a)(b)                                              5,767                                             184,832
                                                                                                              ----------------------
                                                                                                                          2,839,724
                                                                                                              ----------------------
Computers (0.13%)
Palm Inc (a)(b)                                                          14,599                                             224,095
                                                                                                              ----------------------

Computers - Integrated Systems (0.46%)
Diebold Inc                                                               9,259                                             404,433
Jack Henry & Associates Inc                                              11,066                                             241,128
McData Corp - A Shares (a)(b)                                            22,465                                             127,377
                                                                                                              ----------------------
                                                                                                                            772,938
                                                                                                              ----------------------
Computers - Memory Devices (0.48%)
Imation Corp                                                              4,906                                             224,548
Western Digital Corp (b)                                                 31,133                                             569,111
                                                                                                              ----------------------
                                                                                                                            793,659
                                                                                                              ----------------------
Consulting Services (0.48%)
Corporate Executive Board Co                                              5,680                                             510,178
Gartner Inc (a)(b)                                                        8,045                                             149,637
Navigant Consulting Inc (b)                                               7,476                                             133,147
                                                                                                              ----------------------
                                                                                                                            792,962
                                                                                                              ----------------------
Consumer Products - Miscellaneous (0.47%)
American Greetings Corp                                                   8,067                                             192,882
Blyth Inc                                                                 3,537                                              84,605
Scotts Miracle-Gro Co/The                                                 6,504                                             321,688
Tupperware Brands Corp                                                    8,561                                             181,750
                                                                                                              ----------------------
                                                                                                                            780,925
                                                                                                              ----------------------
Containers - Paper & Plastic (0.46%)
Packaging Corp of America                                                11,446                                             262,915
Sonoco Products Co                                                       13,984                                             496,152
                                                                                                              ----------------------
                                                                                                                            759,067
                                                                                                              ----------------------
Data Processing & Management (1.64%)
Acxiom Corp (a)                                                           9,553                                             236,437
CSG Systems International Inc (a)(b)                                      6,771                                             182,681
Dun & Bradstreet Corp (b)                                                 8,861                                             684,424
Fair Isaac Corp                                                           8,870                                             324,908
Fidelity National Information Services                                    9,180                                             381,613
MoneyGram International Inc                                              11,925                                             407,954
SEI Investments Co                                                        8,892                                             500,442
                                                                                                              ----------------------
                                                                                                                          2,718,459
                                                                                                              ----------------------
Decision Support Software (0.07%)
Wind River Systems Inc (b)                                               10,654                                             116,981
                                                                                                              ----------------------

Dental Supplies & Equipment (0.41%)
Dentsply International Inc                                               21,699                                             678,745
                                                                                                              ----------------------


Diagnostic Equipment (0.46%)
Cytyc Corp (b)                                                           15,872                                             419,338
Gen-Probe Inc (b)                                                         7,308                                             349,834
                                                                                                              ----------------------
                                                                                                                            769,172
                                                                                                              ----------------------
Direct Marketing (0.19%)
Catalina Marketing Corp (a)                                               5,160                                             130,806
Harte-Hanks Inc (a)                                                       7,019                                             177,230
                                                                                                              ----------------------
                                                                                                                            308,036
                                                                                                              ----------------------
Distribution & Wholesale (1.16%)
CDW Corp (a)                                                              8,465                                             555,896
Fastenal Co (a)                                                          17,670                                             711,041
Ingram Micro Inc (b)                                                     16,979                                             349,937
Tech Data Corp (b)                                                        7,754                                             305,120
                                                                                                              ----------------------
                                                                                                                          1,921,994
                                                                                                              ----------------------
Diversified Manufacturing Operations (2.41%)
Brink's Co/The                                                            6,675                                             350,371
Carlisle Cos Inc                                                          4,346                                             363,717
Crane Co                                                                  7,247                                             282,198
Federal Signal Corp                                                       6,781                                             103,478
Harsco Corp                                                               5,926                                             483,739
Lancaster Colony Corp                                                     3,322                                             134,707
Pentair Inc                                                              14,265                                             469,889
Roper Industries Inc                                                     12,273                                             587,263
SPX Corp                                                                  8,161                                             469,421
Teleflex Inc                                                              5,642                                             350,933
Trinity Industries Inc                                                   11,238                                             405,242
                                                                                                              ----------------------
                                                                                                                          4,000,958
                                                                                                              ----------------------
Diversified Operations (0.36%)
Leucadia National Corp (a)                                               22,883                                             603,425
                                                                                                              ----------------------

Electric - Integrated (5.56%)
Alliant Energy Corp                                                      16,611                                             637,032
Aquila Inc (b)                                                           52,769                                             242,210
Black Hills Corp                                                          4,692                                             161,921
DPL Inc (c)                                                              16,103                                             462,478
Duquesne Light Holdings Inc                                              11,089                                             219,895
Energy East Corp                                                         20,835                                             506,499
Great Plains Energy Inc                                                  11,319                                             368,320
Hawaiian Electric Industries Inc (a)                                     11,466                                             321,277
Idacorp Inc                                                               6,038                                             238,078
MDU Resources Group Inc                                                  25,411                                             652,555
Northeast Utilities                                                      21,695                                             542,592
NSTAR                                                                    15,067                                             524,181
OGE Energy Corp                                                          12,833                                             495,097
Pepco Holdings Inc                                                       26,900                                             683,798
PNM Resources Inc                                                         9,817                                             276,447
Puget Energy Inc                                                         16,397                                             391,560
SCANA Corp                                                               16,364                                             653,905
Sierra Pacific Resources (b)                                             31,158                                             472,355
Westar Energy Inc                                                        12,305                                             311,563
Wisconsin Energy Corp                                                    16,502                                             758,102
WPS Resources Corp (a)                                                    6,084                                             323,730
                                                                                                              ----------------------
                                                                                                                          9,243,595
                                                                                                              ----------------------
Electric Products - Miscellaneous (0.28%)
Ametek Inc                                                                9,955                                             464,699
                                                                                                              ----------------------


Electronic Components - Miscellaneous (0.50%)
Gentex Corp                                                              20,712                                             329,528
Plexus Corp (a)(b)                                                        6,518                                             142,875
Vishay Intertechnology Inc (b)                                           26,019                                             350,996
                                                                                                              ----------------------
                                                                                                                            823,399
                                                                                                              ----------------------
Electronic Components - Semiconductors (2.21%)
Cree Inc (a)(b)                                                          10,895                                             239,581
Fairchild Semiconductor International Inc (b)                            17,282                                             278,413
International Rectifier Corp (b)                                         10,091                                             362,973
Intersil Corp                                                            19,807                                             464,474
Lattice Semiconductor Corp (b)                                           16,127                                             100,149
MEMC Electronic Materials Inc (b)                                        23,490                                             833,895
Microchip Technology Inc                                                 30,319                                             998,405
Semtech Corp (b)                                                         10,276                                             133,896
Silicon Laboratories Inc (a)(b)                                           7,898                                             257,712
                                                                                                              ----------------------
                                                                                                                          3,669,498
                                                                                                              ----------------------
Electronic Connectors (0.74%)
Amphenol Corp                                                            12,606                                             855,948
Thomas & Betts Corp (b)                                                   7,338                                             378,127
                                                                                                              ----------------------
                                                                                                                          1,234,075
                                                                                                              ----------------------
Electronic Design Automation (0.81%)
Cadence Design Systems Inc (b)                                           39,578                                             706,863
Mentor Graphics Corp (a)(b)                                              11,469                                             193,482
Synopsys Inc (b)                                                         19,902                                             447,994
                                                                                                              ----------------------
                                                                                                                          1,348,339
                                                                                                              ----------------------
Electronic Measurement Instruments (0.15%)
National Instruments Corp                                                 7,990                                             249,128
                                                                                                              ----------------------

Electronic Parts Distribution (0.57%)
Arrow Electronics Inc (b)                                                17,229                                             514,286
Avnet Inc (b)                                                            17,999                                             426,216
                                                                                                              ----------------------
                                                                                                                            940,502
                                                                                                              ----------------------
Engineering - Research & Development Services (0.38%)
Jacobs Engineering Group Inc (b)                                          8,301                                             627,058
                                                                                                              ----------------------

Enterprise Software & Services (0.25%)
Advent Software Inc (b)                                                   2,858                                             105,803
Sybase Inc (a)(b)                                                        12,623                                             307,370
                                                                                                              ----------------------
                                                                                                                            413,173
                                                                                                              ----------------------
Entertainment Software (0.33%)
Activision Inc (b)                                                       35,200                                             542,784
                                                                                                              ----------------------

Environmental Monitoring & Detection (0.10%)
Mine Safety Appliances Co (a)                                             4,259                                             161,075
                                                                                                              ----------------------

Fiduciary Banks (0.46%)
Investors Financial Services Corp                                         9,320                                             366,462
Wilmington Trust Corp                                                     9,686                                             402,744
                                                                                                              ----------------------
                                                                                                                            769,206

                                                                                                              ----------------------
Filtration & Separation Products (0.23%)
Donaldson Co Inc                                                         10,038                                             376,927
                                                                                                              ----------------------

Finance - Auto Loans (0.27%)
AmeriCredit Corp (a)(b)                                                  17,642                                             451,106
                                                                                                              ----------------------


Finance - Investment Banker & Broker (0.86%)
AG Edwards Inc (a)                                                       10,770                                             614,429
Jefferies Group Inc                                                      14,243                                             409,201
Raymond James Financial Inc                                              12,773                                             406,948
                                                                                                              ----------------------
                                                                                                                          1,430,578
                                                                                                              ----------------------
Finance - Mortgage Loan/Banker (0.26%)
IndyMac Bancorp Inc                                                       9,684                                             440,138
                                                                                                              ----------------------

Financial Guarantee Insurance (0.68%)
PMI Group Inc/The                                                        12,201                                             520,373
Radian Group Inc                                                         11,525                                             614,282
                                                                                                              ----------------------
                                                                                                                          1,134,655
                                                                                                              ----------------------
Food - Confectionery (0.31%)
JM Smucker Co/The                                                         8,093                                             396,557
Tootsie Roll Industries Inc                                               3,752                                             119,239
                                                                                                              ----------------------
                                                                                                                            515,796
                                                                                                              ----------------------
Food - Meat Products (0.45%)
Hormel Foods Corp                                                        10,317                                             372,547
Smithfield Foods Inc (b)                                                 13,974                                             375,621
                                                                                                              ----------------------
                                                                                                                            748,168
                                                                                                              ----------------------
Food - Retail (0.09%)
Ruddick Corp (a)                                                          5,024                                             141,677
                                                                                                              ----------------------

Footwear & Related Apparel (0.13%)
Timberland Co (b)                                                         7,226                                             208,470
                                                                                                              ----------------------

Gas - Distribution (0.57%)
AGL Resources Inc                                                        10,986                                             411,975
Vectren Corp                                                             10,749                                             312,366
WGL Holdings Inc                                                          6,880                                             223,256
                                                                                                              ----------------------
                                                                                                                            947,597
                                                                                                              ----------------------
Golf (0.07%)
Callaway Golf Co                                                          8,863                                             119,030
                                                                                                              ----------------------

Hazardous Waste Disposal (0.26%)
Stericycle Inc (a)(b)                                                     6,220                                             439,816
                                                                                                              ----------------------

Home Furnishings (0.08%)
Furniture Brands International Inc (a)                                    6,816                                             126,778
                                                                                                              ----------------------

Hospital Beds & Equipment (0.31%)
Hillenbrand Industries Inc                                                8,656                                             507,934
                                                                                                              ----------------------

Human Resources (0.77%)
Kelly Services Inc                                                        2,992                                              86,110
Korn/Ferry International (a)(b)                                           6,167                                             136,352
Manpower Inc                                                             12,223                                             828,353
MPS Group Inc (b)                                                        14,610                                             222,802
                                                                                                              ----------------------
                                                                                                                          1,273,617
                                                                                                              ----------------------
Industrial Automation & Robots (0.13%)
Nordson Corp (a)                                                          4,749                                             218,691
                                                                                                              ----------------------

Industrial Gases (0.25%)
Airgas Inc                                                               10,975                                             414,965
                                                                                                              ----------------------


Instruments - Scientific (0.12%)
Varian Inc (b)                                                            4,366                                             204,722
                                                                                                              ----------------------

Insurance Brokers (0.51%)
Arthur J Gallagher & Co (a)                                              13,711                                             381,851
Brown & Brown Inc                                                        16,134                                             472,081
                                                                                                              ----------------------
                                                                                                                            853,932
                                                                                                              ----------------------
Internet Infrastructure Equipment (0.16%)
Avocent Corp (b)                                                          7,215                                             264,863
                                                                                                              ----------------------

Internet Infrastructure Software (0.23%)
F5 Networks Inc (b)                                                       5,720                                             378,607
                                                                                                              ----------------------

Internet Security (0.69%)
Checkfree Corp (a)(b)                                                    12,548                                             495,395
McAfee Inc (b)                                                           22,503                                             651,012
                                                                                                              ----------------------
                                                                                                                          1,146,407
                                                                                                              ----------------------
Investment Management & Advisory Services (0.52%)
Eaton Vance Corp                                                         17,921                                             556,268
Waddell & Reed Financial Inc                                             11,953                                             304,801
                                                                                                              ----------------------
                                                                                                                            861,069
                                                                                                              ----------------------
Lasers - Systems & Components (0.07%)
Newport Corp (b)                                                          5,754                                             124,401
                                                                                                              ----------------------

Life & Health Insurance (0.72%)
AmerUs Group Co                                                           6,074                                             415,948
Protective Life Corp                                                      9,863                                             436,438
Stancorp Financial Group Inc                                              7,670                                             350,442
                                                                                                              ----------------------
                                                                                                                          1,202,828
                                                                                                              ----------------------
Machinery - Construction & Mining (0.39%)
Joy Global Inc                                                           16,741                                             654,741
                                                                                                              ----------------------

Machinery - Farm (0.21%)
AGCO Corp (a)(b)                                                         12,839                                             343,443
                                                                                                              ----------------------

Machinery - Print Trade (0.22%)
Zebra Technologies Corp (a)(b)                                            9,991                                             372,365
                                                                                                              ----------------------

Machinery - Pumps (0.49%)
Flowserve Corp (a)(b)                                                     7,972                                             422,516
Graco Inc                                                                 9,571                                             390,114
                                                                                                              ----------------------
                                                                                                                            812,630
                                                                                                              ----------------------
Machinery Tools & Related Products (0.42%)
Kennametal Inc                                                            5,458                                             336,813
Lincoln Electric Holdings Inc                                             6,007                                             369,371
                                                                                                              ----------------------
                                                                                                                            706,184
                                                                                                              ----------------------
Medical  - Outpatient & Home Medical Care (0.08%)
Apria Healthcare Group Inc (b)                                            5,986                                             139,414
                                                                                                              ----------------------

Medical - Biomedical/Gene (1.64%)
Affymetrix Inc (a)(b)                                                     9,547                                             243,449
Charles River Laboratories International (b)                              9,636                                             413,577
Invitrogen Corp (a)(b)                                                    7,544                                             437,627
Martek Biosciences Corp (a)(b)                                            4,536                                             107,594
Millennium Pharmaceuticals Inc (a)(b)                                    44,481                                             520,428
PDL BioPharma Inc (a)(b)                                                 16,202                                             342,348

Medical - Biomedical/Gene
Vertex Pharmaceuticals Inc (a)(b)                                        16,212                                             658,207
                                                                                                              ----------------------
                                                                                                                          2,723,230
                                                                                                              ----------------------
Medical - Drugs (1.15%)
Cephalon Inc (a)(b)                                                       8,569                                             601,372
Medicis Pharmaceutical Corp (a)                                           7,719                                             270,474
Sepracor Inc (a)(b)                                                      15,412                                             797,725
Valeant Pharmaceuticals International                                    13,116                                             245,007
                                                                                                              ----------------------
                                                                                                                          1,914,578
                                                                                                              ----------------------
Medical - Generic Drugs (0.17%)
Par Pharmaceutical Cos Inc (b)                                            4,944                                              96,358
Perrigo Co (a)                                                           10,722                                             191,817
                                                                                                              ----------------------
                                                                                                                            288,175
                                                                                                              ----------------------
Medical - HMO (0.41%)
Health Net Inc (b)                                                       16,358                                             679,021
                                                                                                              ----------------------

Medical - Hospitals (0.96%)
Community Health Systems Inc (b)                                         13,336                                             432,753
LifePoint Hospitals Inc (b)                                               8,083                                             286,947
Triad Hospitals Inc (b)                                                  12,396                                             459,024
Universal Health Services Inc                                             8,033                                             425,347
                                                                                                              ----------------------
                                                                                                                          1,604,071
                                                                                                              ----------------------
Medical - Outpatient & Home Medical Care (0.27%)
Lincare Holdings Inc (b)                                                 13,213                                             443,428
                                                                                                              ----------------------

Medical Instruments (1.01%)
Beckman Coulter Inc                                                       8,749                                             503,680
Edwards Lifesciences Corp (b)                                             8,238                                             353,657
Intuitive Surgical Inc (a)(b)                                             5,190                                             514,744
Techne Corp (b)                                                           5,555                                             310,414
                                                                                                              ----------------------
                                                                                                                          1,682,495
                                                                                                              ----------------------
Medical Laboratory & Testing Service (0.32%)
Covance Inc (a)(b)                                                        8,994                                             526,149
                                                                                                              ----------------------

Medical Products (0.98%)
Henry Schein Inc (b)                                                     12,438                                             618,044
Varian Medical Systems Inc (b)                                           18,329                                           1,005,529
                                                                                                              ----------------------
                                                                                                                          1,623,573

                                                                                                              ----------------------
Medical Sterilization Products (0.13%)
STERIS Corp                                                               9,145                                             222,864
                                                                                                              ----------------------

Metal Processors & Fabrication (1.40%)
Commercial Metals Co                                                     16,904                                             449,815
Precision Castparts Corp                                                 19,111                                           1,300,695
Timken Co                                                                13,260                                             398,463
Worthington Industries Inc (a)                                           10,272                                             177,500
                                                                                                              ----------------------
                                                                                                                          2,326,473
                                                                                                              ----------------------
Motion Pictures & Services (0.12%)
Macrovision Corp (a)(b)                                                   7,461                                             198,537
                                                                                                              ----------------------

Multi-Line Insurance (1.36%)
American Financial Group Inc/OH                                           6,543                                             313,148
Hanover Insurance Group Inc.                                              7,187                                             325,931
HCC Insurance Holdings Inc                                               15,686                                             527,991
Horace Mann Educators Corp                                                6,066                                             122,169
Old Republic International Corp                                          32,448                                             731,053

Multi-Line Insurance
Unitrin Inc                                                               5,766                                             247,534
                                                                                                              ----------------------
                                                                                                                          2,267,826
                                                                                                              ----------------------
Multimedia (0.21%)
Belo Corp                                                                12,389                                             217,055
Media General Inc                                                         3,395                                             125,955
                                                                                                              ----------------------
                                                                                                                            343,010
                                                                                                              ----------------------
Networking Products (0.37%)
3Com Corp (b)                                                            55,596                                             270,197
Polycom Inc (a)(b)                                                       12,441                                             340,883
                                                                                                              ----------------------
                                                                                                                            611,080
                                                                                                              ----------------------
Non-Hazardous Waste Disposal (0.40%)
Republic Services Inc                                                    16,181                                             663,583
                                                                                                              ----------------------

Office Furnishings - Original (0.38%)
Herman Miller Inc                                                         9,310                                             319,147
HNI Corp                                                                  7,066                                             317,758
                                                                                                              ----------------------
                                                                                                                            636,905
                                                                                                              ----------------------
Oil - Field Services (0.41%)
Hanover Compressor Co (a)(b)                                             14,554                                             269,540
Tidewater Inc (a)                                                         8,231                                             409,328
                                                                                                              ----------------------
                                                                                                                            678,868
                                                                                                              ----------------------
Oil & Gas Drilling (1.56%)
ENSCO International Inc (a)                                              21,647                                           1,060,054
Helmerich & Payne Inc                                                    14,839                                             355,394
Patterson-UTI Energy Inc (a)                                             23,425                                             543,460
Pride International Inc (a)(b)                                           23,007                                             635,223
                                                                                                              ----------------------
                                                                                                                          2,594,131
                                                                                                              ----------------------
Oil Company - Exploration & Production (3.22%)
Denbury Resources Inc (b)                                                16,825                                             483,550
Forest Oil Corp (a)(b)                                                    7,715                                             251,818
Newfield Exploration Co (b)                                              18,445                                             752,372
Noble Energy Inc                                                         24,911                                           1,211,422
Pioneer Natural Resources Co (a)                                         17,593                                             716,563
Plains Exploration & Production Co (a)(b)                                10,820                                             457,578
Pogo Producing Co                                                         8,186                                             366,323
Quicksilver Resources Inc (a)(b)                                          7,766                                             266,218
Southwestern Energy Co (b)                                               23,722                                             844,029
                                                                                                              ----------------------
                                                                                                                          5,349,873
                                                                                                              ----------------------
Oil Field Machinery & Equipment (1.24%)
Cameron International Corp (a)(b)                                        15,742                                             788,674
FMC Technologies Inc (a)(b)                                               9,667                                             584,370
Grant Prideco Inc (b)                                                    18,414                                             695,497
                                                                                                              ----------------------
                                                                                                                          2,068,541
                                                                                                              ----------------------
Optical Supplies (0.21%)
Advanced Medical Optics Inc (a)(b)                                        8,369                                             341,874
                                                                                                              ----------------------

Paper & Related Products (0.15%)
Bowater Inc (a)                                                           7,889                                             164,959
Glatfelter                                                                6,311                                              92,393
                                                                                                              ----------------------
                                                                                                                            257,352
                                                                                                              ----------------------
Pharmacy Services (0.39%)
Omnicare Inc                                                             17,116                                             648,354
                                                                                                              ----------------------


Physical Therapy & Rehabilitation Centers (0.15%)
Psychiatric Solutions Inc (b)                                             7,494                                             248,801
                                                                                                              ----------------------

Pipelines (1.66%)
Equitable Resources Inc                                                  17,023                                             689,772
National Fuel Gas Co                                                     11,765                                             440,011
Oneok Inc                                                                15,502                                             645,348
Questar Corp                                                             12,090                                             985,093
                                                                                                              ----------------------
                                                                                                                          2,760,224
                                                                                                              ----------------------
Power Converter & Supply Equipment (0.26%)
Hubbell Inc                                                               8,574                                             424,584
                                                                                                              ----------------------

Printing - Commercial (0.15%)
Banta Corp                                                                3,401                                             150,596
Valassis Communications Inc (b)                                           6,743                                             101,213
                                                                                                              ----------------------
                                                                                                                            251,809
                                                                                                              ----------------------
Property & Casualty Insurance (1.90%)
Fidelity National Financial Inc                                          24,863                                             554,445
Fidelity National Title Group Inc                                        30,962                                             681,468
First American Corp                                                      13,633                                             556,635
Mercury General Corp                                                      5,014                                             259,575
Ohio Casualty Corp                                                        8,666                                             237,708
WR Berkley Corp                                                          23,753                                             875,536
                                                                                                              ----------------------
                                                                                                                          3,165,367
                                                                                                              ----------------------
Publicly Traded Investment Fund (2.98%)
iShares S&P MidCap 400 Index Fund (a)                                    63,220                                           4,955,816
                                                                                                              ----------------------

Publishing - Books (0.07%)
Scholastic Corp (b)                                                       3,603                                             113,206
                                                                                                              ----------------------

Publishing - Newspapers (0.47%)
Lee Enterprises Inc (a)                                                   6,472                                             184,646
Washington Post Co/The                                                      800                                             602,480
                                                                                                              ----------------------
                                                                                                                            787,126
                                                                                                              ----------------------
Publishing - Periodicals (0.12%)
Reader's Digest Association Inc/The                                      13,594                                             195,482
                                                                                                              ----------------------

Racetracks (0.16%)
International Speedway Corp                                               5,045                                             261,886
                                                                                                              ----------------------

Radio (0.11%)
Entercom Communications Corp (a)                                          3,926                                             108,632
Westwood One Inc (a)                                                      9,890                                              78,230
                                                                                                              ----------------------
                                                                                                                            186,862
                                                                                                              ----------------------
Reinsurance (0.55%)
Everest Re Group Ltd                                                      9,157                                             908,191
                                                                                                              ----------------------

REITS - Apartments (0.37%)
United Dominion Realty Trust Inc (a)                                     18,991                                             614,739
                                                                                                              ----------------------

REITS - Diversified (0.89%)
Liberty Property Trust                                                   12,698                                             612,044
Longview Fibre Co                                                         9,275                                             195,331
Potlatch Corp                                                             5,461                                             221,717
Rayonier Inc                                                             10,801                                             442,733
                                                                                                              ----------------------
                                                                                                                          1,471,825
                                                                                                              ----------------------

REITS - Hotels (0.31%)
Hospitality Properties Trust                                             10,475                                             507,619
                                                                                                              ----------------------

REITS - Office Property (0.46%)
Highwoods Properties Inc                                                  7,731                                             295,324
Mack-Cali Realty Corp                                                     8,802                                             465,626
                                                                                                              ----------------------
                                                                                                                            760,950
                                                                                                              ----------------------
REITS - Regional Malls (0.49%)
Macerich Co/The                                                          10,130                                             813,945
                                                                                                              ----------------------

REITS - Shopping Centers (1.56%)
Developers Diversified Realty Corp (a)                                   15,479                                             942,671
New Plan Excel Realty Trust (a)                                          14,784                                             425,779
Regency Centers Corp                                                      9,698                                             699,808
Weingarten Realty Investors (a)                                          11,136                                             517,824
                                                                                                              ----------------------
                                                                                                                          2,586,082
                                                                                                              ----------------------
REITS - Warehouse & Industrial (0.44%)
AMB Property Corp                                                        12,468                                             728,256
                                                                                                              ----------------------

Rental - Auto & Equipment (0.47%)
Avis Budget Group Inc                                                    14,141                                             279,850
Rent-A-Center Inc/TX (a)(b)                                               9,840                                             282,998
United Rentals Inc (b)                                                    9,324                                             220,886
                                                                                                              ----------------------
                                                                                                                            783,734
                                                                                                              ----------------------
Research & Development (0.28%)
Pharmaceutical Product Development Inc                                   14,522                                             459,621
                                                                                                              ----------------------

Respiratory Products (0.28%)
Resmed Inc (a)(b)                                                        10,676                                             469,637
                                                                                                              ----------------------

Retail - Apparel & Shoe (3.31%)
Abercrombie & Fitch Co                                                   12,424                                             952,300
Aeropostale Inc (b)                                                       7,451                                             218,389
American Eagle Outfitters                                                18,827                                             862,277
AnnTaylor Stores Corp (b)                                                10,262                                             451,733
Charming Shoppes Inc (a)(b)                                              17,297                                             255,996
Chico's FAS Inc (b)                                                      24,768                                             592,698
Claire's Stores Inc                                                      13,429                                             380,712
Foot Locker Inc                                                          21,947                                             508,951
Pacific Sunwear Of California (a)(b)                                      9,780                                             172,324
Payless Shoesource Inc (b)                                                9,270                                             247,972
Ross Stores Inc                                                          19,905                                             585,804
Urban Outfitters Inc (a)(b)                                              15,859                                             277,532
                                                                                                              ----------------------
                                                                                                                          5,506,688
                                                                                                              ----------------------
Retail - Arts & Crafts (0.50%)
Michaels Stores Inc                                                      18,807                                             827,320
                                                                                                              ----------------------

Retail - Auto Parts (0.62%)
Advance Auto Parts Inc (a)                                               14,828                                             519,276
O'Reilly Automotive Inc (a)(b)                                           15,996                                             516,511
                                                                                                              ----------------------
                                                                                                                          1,035,787
                                                                                                              ----------------------
Retail - Automobile (0.57%)
Carmax Inc (a)(b)                                                        15,017                                             665,253
Copart Inc (a)(b)                                                         9,944                                             287,680
                                                                                                              ----------------------
                                                                                                                            952,933
                                                                                                              ----------------------

Retail - Bookstore (0.29%)
Barnes & Noble Inc                                                        7,219                                             298,217
Borders Group Inc                                                         8,752                                             180,204
                                                                                                              ----------------------
                                                                                                                            478,421
                                                                                                              ----------------------
Retail - Catalog Shopping (0.35%)
Coldwater Creek Inc (a)(b)                                                8,477                                             258,464
MSC Industrial Direct Co                                                  7,720                                             315,902
                                                                                                              ----------------------
                                                                                                                            574,366
                                                                                                              ----------------------
Retail - Computer Equipment (0.33%)
GameStop Corp (a)(b)                                                     10,604                                             541,440
                                                                                                              ----------------------

Retail - Discount (0.47%)
99 Cents Only Stores (a)(b)                                               6,575                                              78,834
BJ's Wholesale Club Inc (b)                                               9,155                                             262,291
Dollar Tree Stores Inc (b)                                               14,386                                             447,261
                                                                                                              ----------------------
                                                                                                                            788,386
                                                                                                              ----------------------
Retail - Hair Salons (0.14%)
Regis Corp                                                                6,397                                             240,207
                                                                                                              ----------------------

Retail - Home Furnishings (0.05%)
Pier 1 Imports Inc (a)                                                   12,344                                              80,730
                                                                                                              ----------------------

Retail - Mail Order (0.33%)
Williams-Sonoma Inc                                                      16,006                                             544,364
                                                                                                              ----------------------

Retail - Major Department Store (0.22%)
Saks Inc                                                                 19,324                                             373,726
                                                                                                              ----------------------

Retail - Pet Food & Supplies (0.34%)
PetSmart Inc                                                             19,720                                             567,542
                                                                                                              ----------------------

Retail - Restaurants (1.23%)
Applebees International Inc (a)                                          10,499                                             239,587
Bob Evans Farms Inc                                                       5,140                                             174,297
Brinker International Inc                                                11,668                                             541,745
CBRL Group Inc (a)                                                        4,361                                             191,492
Cheesecake Factory/The (a)(b)                                            11,156                                             315,157
OSI Restaurant Partners Inc (c)                                          10,500                                             349,335
Ruby Tuesday Inc                                                          8,326                                             231,047
                                                                                                              ----------------------
                                                                                                                          2,042,660
                                                                                                              ----------------------
Rubber - Tires (0.04%)
Bandag Inc (a)                                                            1,618                                              71,014
                                                                                                              ----------------------

Savings & Loans - Thrifts (0.88%)
Astoria Financial Corp                                                   12,196                                             353,806
First Niagara Financial Group Inc                                        15,592                                             223,277
New York Community Bancorp Inc                                           36,628                                             598,868
Washington Federal Inc                                                   12,309                                             286,061
                                                                                                              ----------------------
                                                                                                                          1,462,012
                                                                                                              ----------------------
Schools (0.81%)
Career Education Corp (a)(b)                                             13,358                                             297,616
Corinthian Colleges Inc (a)(b)                                           12,152                                             148,862
DeVry Inc                                                                 8,382                                             204,102
ITT Educational Services Inc (b)                                          4,658                                             321,169
Laureate Education Inc (b)                                                7,249                                             382,167
                                                                                                              ----------------------
                                                                                                                          1,353,916
                                                                                                              ----------------------

Semiconductor Component - Integrated Circuits (0.79%)
Atmel Corp (a)(b)                                                        60,429                                             347,467
Cypress Semiconductor Corp (a)(b)                                        19,909                                             334,272
Integrated Device Technology Inc (b)                                     28,158                                             446,304
Micrel Inc (b)                                                            8,353                                              93,219
Triquint Semiconductor Inc (b)                                           19,621                                              88,295
                                                                                                              ----------------------
                                                                                                                          1,309,557
                                                                                                              ----------------------
Semiconductor Equipment (0.60%)
Lam Research Corp (b)                                                    20,011                                             989,544
                                                                                                              ----------------------

Soap & Cleaning Products (0.22%)
Church & Dwight Co Inc (a)                                                9,155                                             371,418
                                                                                                              ----------------------

Steel - Producers (0.42%)
Reliance Steel & Aluminum Co                                              9,047                                             310,764
Steel Dynamics Inc (a)                                                    6,423                                             386,087
                                                                                                              ----------------------
                                                                                                                            696,851
                                                                                                              ----------------------
Telecommunication Equipment (1.08%)
Adtran Inc                                                                9,135                                             211,384
Andrew Corp (a)(b)                                                       22,479                                             208,156
CommScope Inc (a)(b)                                                      8,322                                             265,555
Harris Corp                                                              18,883                                             804,416
Plantronics Inc                                                           6,689                                             141,205
Utstarcom Inc (a)(b)                                                     15,001                                             161,560
                                                                                                              ----------------------
                                                                                                                          1,792,276
                                                                                                              ----------------------
Telephone - Integrated (0.53%)
Cincinnati Bell Inc (b)(c)                                               34,833                                             163,367
Telephone & Data Systems Inc                                             14,684                                             717,313
                                                                                                              ----------------------
                                                                                                                            880,680
                                                                                                              ----------------------
Textile - Home Furnishings (0.33%)
Mohawk Industries Inc (a)(b)                                              7,547                                             548,667
                                                                                                              ----------------------

Tobacco (0.08%)
Universal Corp/Richmond VA                                                3,632                                             133,730
                                                                                                              ----------------------

Transactional Software (0.11%)
Transaction Systems Architects Inc (b)                                    5,293                                             178,427
                                                                                                              ----------------------

Transport - Equipment & Leasing (0.19%)
GATX Corp                                                                 7,225                                             314,793
                                                                                                              ----------------------

Transport - Marine (0.33%)
Alexander & Baldwin Inc                                                   6,075                                             279,632
Overseas Shipholding Group                                                4,183                                             261,647
                                                                                                              ----------------------
                                                                                                                            541,279
                                                                                                              ----------------------
Transport - Services (1.47%)
CH Robinson Worldwide Inc (a)                                            24,460                                           1,020,960
Expeditors International Washington Inc (a)(c)                           30,087                                           1,426,425
                                                                                                              ----------------------
                                                                                                                          2,447,385
                                                                                                              ----------------------
Transport - Truck (0.77%)
Con-way Inc                                                               6,765                                             319,105
JB Hunt Transport Services Inc                                           14,966                                             323,864
Swift Transportation Co Inc (a)(b)                                        7,603                                             191,215
Werner Enterprises Inc (a)                                                7,194                                             132,010
YRC Worldwide Inc (a)(b)                                                  8,113                                             314,298
                                                                                                              ----------------------
                                                                                                                          1,280,492

                                                                                                              ----------------------

Veterinary Diagnostics (0.23%)
VCA Antech Inc (b)                                                       11,745                                             380,186
                                                                                                              ----------------------

Water (0.27%)
Aqua America Inc (a)                                                     18,535                                             449,474
                                                                                                              ----------------------

Wireless Equipment (0.19%)
Powerwave Technologies Inc (a)(b)                                        18,361                                             119,530
RF Micro Devices Inc (b)                                                 27,027                                             197,297
                                                                                                              ----------------------
                                                                                                                            316,827
                                                                                                              ----------------------
TOTAL COMMON STOCKS                                                                                        $            162,689,594
                                                                                                              ----------------------
                                                                     Principal
                                                                       Amount                                         Value
                                                                     ----------- ---------------------------- ----------------------
SHORT TERM INVESTMENTS (2.08%)
Commercial Paper (2.08%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                    3,463,172                                           3,463,172
                                                                                                              ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                               $              3,463,172
                                                                                                              ----------------------
MONEY MARKET FUNDS (21.64%)
Money Center Banks (21.64%)
BNY Institutional Cash Reserve Fund (d)                              35,973,000                                          35,973,000
                                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                                   $             35,973,000
                                                                                                              ----------------------
Total Investments                                                                                          $            202,125,766
Liabilities in Excess of Other Assets, Net - (21.60)%                                                                  (35,905,234)
                                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                                 $            166,220,532
                                                                                                              ======================
                                                                                                              ----------------------

                                                                                                              ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $551,292 or 0.33% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $             29,358,995
Unrealized Depreciation                                  (8,458,549)
                                               ----------------------
Net Unrealized Appreciation (Depreciation)                20,900,446
Cost for federal income tax purposes                     181,225,320


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current    Unrealized
                            Number       Original       Market    Appreciation/
                               of
Type                        Contracts     Value          Value   (Depreciation)
--------------------------- --------- -----------------------------------------
Buy:
MidCap 400; December 2006      10       $3,876,250  $3,943,500         $67,250

Portfolio Summary (unaudited)
------------------------------------------------------------
Sector                                              Percent
------------------------------------------------------------
Financial                                            38.32%
Consumer, Non-cyclical                               15.72%
Industrial                                           14.56%
Consumer, Cyclical                                   14.37%
Technology                                            9.58%
Energy                                                9.46%
Utilities                                             6.40%
Communications                                        4.41%
Basic Materials                                       3.36%
Funds                                                 2.98%
Mortgage Securities                                   2.08%
Diversified                                           0.36%
Liabilities in Excess of Other Assets, Net        (-21.60%)
                                            ----------------
TOTAL NET ASSETS                                    100.00%
                                            ================

Other Assets Summary (unaudited)
------------------------------------------------------------
Asset Type                                          Percent
------------------------------------------------------------
Futures                                               2.37%


Schedule of Investments
October 31, 2006
MidCap Value Fund
                                                                       Shares
                                                                        Held                                          Value
                                                                     ----------- ---------------------------- ----------------------
COMMON STOCKS (97.86%)
Aerospace & Defense Equipment (1.18%)
Goodrich Corp                                                            37,600                            $              1,657,784
                                                                                                              ----------------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                                                 7,300                                             281,050
                                                                                                              ----------------------

Airlines (0.11%)
Continental Airlines Inc (a)                                              4,200                                             154,896
                                                                                                              ----------------------

Apparel Manufacturers (0.88%)
Polo Ralph Lauren Corp                                                    4,012                                             284,852
VF Corp                                                                  12,500                                             950,125
                                                                                                              ----------------------
                                                                                                                          1,234,977
                                                                                                              ----------------------
Appliances (1.34%)
Whirlpool Corp (b)                                                       21,600                                           1,877,688
                                                                                                              ----------------------

Auto/Truck Parts & Equipment - Original (0.64%)
Autoliv Inc                                                              11,700                                             665,379
TRW Automotive Holdings Corp (a)                                          9,200                                             235,980
                                                                                                              ----------------------
                                                                                                                            901,359
                                                                                                              ----------------------
Broadcasting Services & Programming (0.56%)
Liberty Media Holding Corp - Capital (a)                                  8,800                                             783,728
                                                                                                              ----------------------

Building - Mobile Home & Manufactured Housing (0.53%)
Winnebago Industries (b)                                                 22,200                                             739,038
                                                                                                              ----------------------

Chemicals - Diversified (0.26%)
FMC Corp                                                                  5,300                                             363,315
                                                                                                              ----------------------

Chemicals - Specialty (0.33%)
Albemarle Corp                                                            7,100                                             461,713
                                                                                                              ----------------------

Coatings & Paint (1.65%)
Sherwin-Williams Co/The                                                  39,200                                           2,321,816
                                                                                                              ----------------------

Commercial Banks (3.03%)
Bancorpsouth Inc                                                          6,100                                             155,855
Colonial BancGroup Inc/The                                               29,300                                             698,512
Compass Bancshares Inc (b)                                               18,300                                           1,029,558
East West Bancorp Inc                                                    13,200                                             481,932
South Financial Group Inc/The                                            58,500                                           1,552,005
TCF Financial Corp                                                       10,500                                             273,315
Whitney Holding Corp                                                      1,868                                              61,009
                                                                                                              ----------------------
                                                                                                                          4,252,186
                                                                                                              ----------------------
Commercial Services (0.17%)
Convergys Corp (a)                                                       11,200                                             237,552
                                                                                                              ----------------------

Commercial Services - Finance (0.30%)
Equifax Inc                                                              11,000                                             418,330
                                                                                                              ----------------------


Computer Services (0.86%)
Ceridian Corp (a)                                                        19,000                                             447,830
Computer Sciences Corp (a)                                               14,400                                             761,040
                                                                                                              ----------------------
                                                                                                                          1,208,870
                                                                                                              ----------------------
Computers - Integrated Systems (0.56%)
NCR Corp (a)                                                             19,074                                             791,952
                                                                                                              ----------------------

Computers - Peripheral Equipment (0.34%)
Lexmark International Inc (a)                                             7,500                                             476,925
                                                                                                              ----------------------

Consumer Products - Miscellaneous (0.54%)
Clorox Co                                                                11,800                                             761,808
                                                                                                              ----------------------

Containers - Paper & Plastic (0.25%)
Bemis Co                                                                 10,500                                             353,010
                                                                                                              ----------------------

Cruise Lines (1.21%)
Royal Caribbean Cruises Ltd (b)                                          41,900                                           1,696,950
                                                                                                              ----------------------

Data Processing & Management (1.19%)
Fair Isaac Corp                                                           9,310                                             341,025
Global Payments Inc                                                       5,100                                             222,921
Mastercard Inc (b)                                                       14,900                                           1,104,090
                                                                                                              ----------------------
                                                                                                                          1,668,036
                                                                                                              ----------------------
Distribution & Wholesale (2.02%)
Genuine Parts Co                                                         20,700                                             942,264
Tech Data Corp (a)                                                       48,289                                           1,900,172
                                                                                                              ----------------------
                                                                                                                          2,842,436
                                                                                                              ----------------------
Diversified Manufacturing Operations (3.33%)
Carlisle Cos Inc                                                          1,800                                             150,642
Dover Corp                                                                7,730                                             367,175
Eaton Corp                                                               15,050                                           1,090,072
ITT Corp                                                                 32,896                                           1,789,213
Parker Hannifin Corp                                                      9,600                                             802,848
Textron Inc                                                               5,200                                             472,836
                                                                                                              ----------------------
                                                                                                                          4,672,786
                                                                                                              ----------------------
Electric - Integrated (9.51%)
Allegheny Energy Inc (a)                                                  5,127                                             220,615
Centerpoint Energy Inc (b)                                               95,200                                           1,473,696
Entergy Corp                                                              4,900                                             420,567
FirstEnergy Corp                                                          3,909                                             230,045
MDU Resources Group Inc                                                  83,950                                           2,155,836
Northeast Utilities                                                         141                                               3,526
NSTAR                                                                    23,300                                             810,607
OGE Energy Corp                                                          21,750                                             839,115
PG&E Corp                                                                31,200                                           1,345,968
Pinnacle West Capital Corp                                               32,900                                           1,572,949
PPL Corp                                                                 36,208                                           1,249,900
TXU Corp                                                                  3,300                                             208,329
Xcel Energy Inc (b)                                                     128,100                                           2,827,167
                                                                                                              ----------------------
                                                                                                                         13,358,320
                                                                                                              ----------------------
Electric Products - Miscellaneous (0.19%)
Ametek Inc                                                                5,692                                             265,702
                                                                                                              ----------------------

Electronic Design Automation (0.30%)
Cadence Design Systems Inc (a)                                           23,400                                             417,924
                                                                                                              ----------------------

Engines - Internal Combustion (0.20%)
Cummins Inc                                                               2,200                                             279,356
                                                                                                              ----------------------

Enterprise Software & Services (0.19%)
BEA Systems Inc (a)                                                      16,100                                             261,947
                                                                                                              ----------------------

Fiduciary Banks (0.54%)
Wilmington Trust Corp                                                    18,100                                             752,598
                                                                                                              ----------------------

Finance - Auto Loans (0.40%)
AmeriCredit Corp (a)(b)                                                  22,100                                             565,097
                                                                                                              ----------------------

Finance - Commercial (0.64%)
CIT Group Inc                                                            17,300                                             900,465
                                                                                                              ----------------------

Finance - Consumer Loans (0.97%)
First Marblehead Corp/The (b)                                            20,100                                           1,355,745
                                                                                                              ----------------------

Finance - Investment Banker & Broker (0.84%)
Bear Stearns Cos Inc/The (b)                                              1,523                                             230,506
E*Trade Financial Corp (a)                                               11,600                                             270,048
Lehman Brothers Holdings Inc                                              3,028                                             235,700
Raymond James Financial Inc                                              13,700                                             436,482
                                                                                                              ----------------------
                                                                                                                          1,172,736
                                                                                                              ----------------------
Finance - Mortgage Loan/Banker (0.23%)
IndyMac Bancorp Inc                                                       7,200                                             327,240
                                                                                                              ----------------------

Financial Guarantee Insurance (3.63%)
AMBAC Financial Group Inc                                                 6,600                                             551,034
MBIA Inc (b)                                                             13,300                                             824,866
MGIC Investment Corp                                                     15,447                                             907,666
PMI Group Inc/The (b)                                                    16,200                                             690,930
Radian Group Inc (b)                                                     39,800                                           2,121,340
                                                                                                              ----------------------
                                                                                                                          5,095,836
                                                                                                              ----------------------
Food - Miscellaneous/Diversified (1.31%)
Campbell Soup Co (b)                                                     21,700                                             811,146
General Mills Inc                                                         3,500                                             198,870
HJ Heinz Co                                                              19,600                                             826,336
                                                                                                              ----------------------
                                                                                                                          1,836,352
                                                                                                              ----------------------
Food - Retail (0.90%)
Kroger Co/The                                                            56,300                                           1,266,187
                                                                                                              ----------------------

Funeral Services & Related Items (0.40%)
Service Corp International/US                                            60,900                                             555,408
                                                                                                              ----------------------

Gas - Distribution (0.57%)
Energen Corp                                                             18,700                                             800,734
                                                                                                              ----------------------

Health Care Cost Containment (0.16%)
McKesson Corp                                                             4,500                                             225,405
                                                                                                              ----------------------

Home Decoration Products (0.58%)
Newell Rubbermaid Inc                                                    28,500                                             820,230
                                                                                                              ----------------------


Hospital Beds & Equipment (1.35%)
Hillenbrand Industries Inc                                               32,200                                           1,889,496
                                                                                                              ----------------------

Hotels & Motels (0.38%)
Starwood Hotels & Resorts Worldwide Inc                                   9,000                                             537,660
                                                                                                              ----------------------

Human Resources (0.32%)
Manpower Inc                                                              6,600                                             447,282
                                                                                                              ----------------------

Independent Power Producer (1.02%)
Dynegy Inc (a)                                                           96,600                                             587,328
Mirant Corp (a)                                                          28,800                                             851,616
                                                                                                              ----------------------
                                                                                                                          1,438,944
                                                                                                              ----------------------
Industrial Gases (0.37%)
Air Products & Chemicals Inc                                              3,500                                             243,845
Airgas Inc                                                                7,400                                             279,794
                                                                                                              ----------------------
                                                                                                                            523,639
                                                                                                              ----------------------
Instruments - Scientific (0.31%)
Applera Corp - Applied Biosystems Group                                  11,522                                             429,771
                                                                                                              ----------------------

Insurance Brokers (1.34%)
Willis Group Holdings Ltd                                                49,500                                           1,882,485
                                                                                                              ----------------------

Life & Health Insurance (1.90%)
Cigna Corp                                                               10,800                                           1,263,384
Lincoln National Corp                                                     3,300                                             208,923
Nationwide Financial Services                                             7,900                                             402,268
Protective Life Corp                                                     10,400                                             460,200
Reinsurance Group of America Inc                                          5,800                                             327,120
                                                                                                              ----------------------
                                                                                                                          2,661,895
                                                                                                              ----------------------
Machinery - Construction & Mining (0.43%)
Terex Corp (a)                                                           11,600                                             600,416
                                                                                                              ----------------------

Medical - Drugs (0.72%)
Valeant Pharmaceuticals International (b)                                53,900                                           1,006,852
                                                                                                              ----------------------

Medical - HMO (1.38%)
Coventry Health Care Inc (a)                                             35,500                                           1,666,725
Health Net Inc (a)                                                        6,600                                             273,966
                                                                                                              ----------------------
                                                                                                                          1,940,691
                                                                                                              ----------------------
Medical - Hospitals (1.17%)
Triad Hospitals Inc (a)                                                  44,200                                           1,636,726
                                                                                                              ----------------------

Medical - Wholesale Drug Distribution (0.50%)
AmerisourceBergen Corp                                                   14,800                                             698,560
                                                                                                              ----------------------

Metal - Diversified (0.31%)
Freeport-McMoRan Copper & Gold Inc                                        7,127                                             431,041
                                                                                                              ----------------------

Metal Processors & Fabrication (0.16%)
Precision Castparts Corp                                                  3,400                                             231,404
                                                                                                              ----------------------

Multi-Line Insurance (2.11%)
American Financial Group Inc/OH                                          11,400                                             545,604
Assurant Inc                                                             11,397                                             600,166
HCC Insurance Holdings Inc (b)                                           13,200                                             444,312

Multi-Line Insurance
Metlife Inc                                                               4,885                                             279,080
XL Capital Ltd (b)                                                       15,600                                           1,100,580
                                                                                                              ----------------------
                                                                                                                          2,969,742
                                                                                                              ----------------------
Music (0.43%)
Warner Music Group Corp                                                  23,400                                             606,762
                                                                                                              ----------------------

Office Automation & Equipment (0.30%)
Xerox Corp (a)(b)                                                        25,000                                             425,000
                                                                                                              ----------------------

Oil - Field Services (0.41%)
Smith International Inc (b)                                               4,600                                             181,608
Tidewater Inc (b)                                                         7,900                                             392,867
                                                                                                              ----------------------
                                                                                                                            574,475
                                                                                                              ----------------------
Oil Company - Exploration & Production (1.22%)
Murphy Oil Corp                                                          16,200                                             763,992
Noble Energy Inc                                                         19,600                                             953,148
                                                                                                              ----------------------
                                                                                                                          1,717,140
                                                                                                              ----------------------
Oil Company - Integrated (0.94%)
Hess Corp (b)                                                             8,700                                             368,880
Marathon Oil Corp                                                        11,000                                             950,400
                                                                                                              ----------------------
                                                                                                                          1,319,280
                                                                                                              ----------------------
Oil Field Machinery & Equipment (0.56%)
Cameron International Corp (a)                                            5,400                                             270,540
Grant Prideco Inc (a)                                                     4,700                                             177,519
National Oilwell Varco Inc (a)(b)                                         5,700                                             344,280
                                                                                                              ----------------------
                                                                                                                            792,339
                                                                                                              ----------------------
Oil Refining & Marketing (0.55%)
Frontier Oil Corp                                                         5,000                                             147,000
Tesoro Corp (b)                                                           9,700                                             620,218
                                                                                                              ----------------------
                                                                                                                            767,218
                                                                                                              ----------------------
Paper & Related Products (0.37%)
Temple-Inland Inc                                                        13,100                                             516,664
                                                                                                              ----------------------

Pharmacy Services (0.73%)
Omnicare Inc (b)                                                         27,200                                           1,030,336
                                                                                                              ----------------------

Physical Therapy & Rehabilitation Centers (0.87%)
Healthsouth Corp (a)(b)                                                  50,100                                           1,214,925
                                                                                                              ----------------------

Pipelines (1.81%)
El Paso Corp (b)                                                         42,300                                             579,510
National Fuel Gas Co                                                     21,900                                             819,060
Oneok Inc                                                                16,000                                             666,080
Questar Corp                                                              5,938                                             483,828
                                                                                                              ----------------------
                                                                                                                          2,548,478
                                                                                                              ----------------------
Power Converter & Supply Equipment (1.70%)
American Power Conversion Corp (b)                                       79,000                                           2,388,170
                                                                                                              ----------------------

Property & Casualty Insurance (1.04%)
Philadelphia Consolidated Holding Co (a)                                 11,720                                             458,486
Safeco Corp                                                               9,100                                             529,529
WR Berkley Corp                                                          12,761                                             470,371
                                                                                                              ----------------------
                                                                                                                          1,458,386
                                                                                                              ----------------------

Publishing - Newspapers (0.32%)
Washington Post Co/The                                                      600                                             451,860
                                                                                                              ----------------------

Regional Banks (0.91%)
Keycorp                                                                  34,400                                           1,277,616
                                                                                                              ----------------------

Reinsurance (1.03%)
Axis Capital Holdings Ltd                                                44,200                                           1,451,970
                                                                                                              ----------------------

REITS - Apartments (2.30%)
Archstone-Smith Trust                                                    15,913                                             958,122
AvalonBay Communities Inc                                                 6,700                                             878,102
Camden Property Trust                                                    10,600                                             855,632
Essex Property Trust Inc (b)                                              4,000                                             533,120
                                                                                                              ----------------------
                                                                                                                          3,224,976
                                                                                                              ----------------------
REITS - Diversified (0.50%)
Liberty Property Trust                                                   14,506                                             699,189
                                                                                                              ----------------------

REITS - Hotels (0.43%)
Hospitality Properties Trust                                             12,500                                             605,750
                                                                                                              ----------------------

REITS - Mortgage (0.71%)
Annaly Capital Management Inc                                            46,000                                             603,520
New Century Financial Corp (b)                                           10,000                                             393,800
                                                                                                              ----------------------
                                                                                                                            997,320
                                                                                                              ----------------------
REITS - Office Property (2.51%)
American Financial Realty Trust                                         109,000                                           1,272,030
Boston Properties Inc                                                    10,200                                           1,089,666
Mack-Cali Realty Corp                                                    12,400                                             655,960
Reckson Associates Realty Corp (b)                                       11,600                                             511,792
                                                                                                              ----------------------
                                                                                                                          3,529,448
                                                                                                              ----------------------
REITS - Shopping Centers (0.99%)
Federal Realty Invs Trust                                                 8,400                                             673,260
Regency Centers Corp                                                     10,000                                             721,600
                                                                                                              ----------------------
                                                                                                                          1,394,860
                                                                                                              ----------------------
REITS - Warehouse & Industrial (1.32%)
AMB Property Corp                                                        14,600                                             852,786
First Industrial Realty Trust Inc (b)                                    21,700                                             997,549
                                                                                                              ----------------------
                                                                                                                          1,850,335
                                                                                                              ----------------------
Retail - Apparel & Shoe (0.53%)
AnnTaylor Stores Corp (a)                                                 9,200                                             404,984
Nordstrom Inc                                                             7,300                                             345,655
                                                                                                              ----------------------
                                                                                                                            750,639
                                                                                                              ----------------------
Retail - Auto Parts (1.44%)
Advance Auto Parts Inc                                                   57,900                                           2,027,658
                                                                                                              ----------------------

Retail - Consumer Electronics (0.34%)
Circuit City Stores Inc                                                  17,700                                             477,546
                                                                                                              ----------------------

Retail - Discount (1.52%)
Dollar Tree Stores Inc (a)                                                9,900                                             307,791
Family Dollar Stores Inc (b)                                             62,000                                           1,825,900
                                                                                                              ----------------------
                                                                                                                          2,133,691
                                                                                                              ----------------------
Retail - Major Department Store (0.19%)
JC Penney Co Inc                                                          3,507                                             263,832
                                                                                                              ----------------------

Retail - Office Supplies (0.61%)
Office Depot Inc (a)                                                      5,000                                             209,950
OfficeMax Inc (b)                                                        13,700                                             651,846
                                                                                                              ----------------------
                                                                                                                            861,796
                                                                                                              ----------------------
Savings & Loans - Thrifts (1.83%)
New York Community Bancorp Inc                                           60,200                                             984,270
People's Bank/Bridgeport CT                                              39,008                                           1,587,626
                                                                                                              ----------------------
                                                                                                                          2,571,896
                                                                                                              ----------------------
Schools (0.23%)
Laureate Education Inc (a)                                                6,100                                             321,592
                                                                                                              ----------------------

Semiconductor Component - Integrated Circuits (0.54%)
Atmel Corp (a)                                                           67,800                                             389,850
Integrated Device Technology Inc (a)                                     23,300                                             369,305
                                                                                                              ----------------------
                                                                                                                            759,155
                                                                                                              ----------------------
Steel - Producers (1.68%)
Carpenter Technology Corp                                                 3,500                                             374,465
Nucor Corp                                                                2,454                                             143,338
Reliance Steel & Aluminum Co                                             13,600                                             467,160
Steel Dynamics Inc                                                        8,600                                             516,946
United States Steel Corp                                                 12,700                                             858,520
                                                                                                              ----------------------
                                                                                                                          2,360,429
                                                                                                              ----------------------
Telecommunication Equipment (0.46%)
Harris Corp                                                               5,109                                             217,643
Tellabs Inc (a)                                                          41,000                                             432,140
                                                                                                              ----------------------
                                                                                                                            649,783
                                                                                                              ----------------------
Telecommunication Equipment - Fiber Optics (0.22%)
Ciena Corp (a)(b)                                                        12,928                                             303,937
                                                                                                              ----------------------

Telephone - Integrated (1.02%)
Citizens Communications Co (b)                                           34,033                                             498,924
Qwest Communications International Inc (a)(b)                           107,400                                             926,862
                                                                                                              ----------------------
                                                                                                                          1,425,786
                                                                                                              ----------------------
Tobacco (4.53%)
Loews Corp - Carolina Group                                              50,079                                           2,895,568
Reynolds American Inc (b)                                                34,902                                           2,204,410
UST Inc (b)                                                              23,500                                           1,258,660
                                                                                                              ----------------------
                                                                                                                          6,358,638
                                                                                                              ----------------------
Tools - Hand Held (1.51%)
Snap-On Inc                                                              13,500                                             634,905
Stanley Works/The                                                        31,300                                           1,491,445
                                                                                                              ----------------------
                                                                                                                          2,126,350
                                                                                                              ----------------------
Toys (1.35%)
Mattel Inc                                                               84,000                                           1,900,920
                                                                                                              ----------------------

Transport - Services (1.10%)
Ryder System Inc                                                         29,300                                           1,542,645
                                                                                                              ----------------------
TOTAL COMMON STOCKS                                                                                        $            137,420,881
                                                                                                              ----------------------
                                                                     Principal
                                                                       Amount                                         Value
                                                                     ----------- ---------------------------- ----------------------
SHORT TERM INVESTMENTS (0.39%)
Commercial Paper (0.39%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                      553,145                                             553,145
                                                                                                              ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                               $                553,145
                                                                                                              ----------------------

MONEY MARKET FUNDS (18.47%)
Money Center Banks (18.47%)
BNY Institutional Cash Reserve Fund (c)                              25,930,000                                          25,930,000
                                                                                                              ----------------------
TOTAL MONEY MARKET FUNDS                                                                                   $             25,930,000
                                                                                                              ----------------------
Total Investments                                                                                          $            163,904,026
Liabilities in Excess of Other Assets, Net - (16.72)%                                                                  (23,480,071)
                                                                                                              ----------------------
TOTAL NET ASSETS - 100.00%                                                                                 $            140,423,955
                                                                                                              ======================
                                                                                                              ----------------------

                                                                                                              ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $             16,492,866
Unrealized Depreciation                                       (3,035,084)
                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                     13,457,782
Cost for federal income tax purposes                          150,446,244


Portfolio Summary (unaudited)
--------------------------------------------------- ----------------------
Sector                                                            Percent
--------------------------------------------------- ----------------------
Financial                                                          47.66%
Consumer, Non-cyclical                                             15.76%
Consumer, Cyclical                                                 14.12%
Utilities                                                          11.11%
Industrial                                                         10.36%
Energy                                                              5.50%
Basic Materials                                                     4.97%
Technology                                                          4.28%
Communications                                                      2.57%
Mortgage Securities                                                 0.39%
Liabilities in Excess of Other Assets, Net                      (-16.72%)
                                                    ----------------------
TOTAL NET ASSETS                                                  100.00%
                                                    ======================


Schedule of Investments
October 31, 2006
Money Market Fund
                                                           Principal
                                                             Amount                                         Value
                                                           ----------- ---------------------------- ----------------------
COMMERCIAL PAPER (94.40%)
Asset Backed Securities (8.02%)
CAFCO
5.27%, 11/17/2006                                           4,000,000                            $              3,990,631
5.25%, 11/28/2006                                           1,900,000                                           1,892,519
5.25%, 12/ 1/2006                                           4,000,000                                           3,982,500
5.25%, 12/ 4/2006                                           4,300,000                                           4,279,306
5.23%, 12/19/2006                                           5,000,000                                           4,965,133
FCAR Owner Trust I
5.25%, 12/ 8/2006                                           4,600,000                                           4,575,179
5.25%, 12/12/2006                                           3,500,000                                           3,479,073
5.24%, 1/16/2007                                            4,300,000                                           4,252,433
5.26%, 1/19/2007                                            3,500,000                                           3,459,600
Windmill Funding
5.25%, 11/ 1/2006                                           4,000,000                                           4,000,000
5.28%, 11/ 7/2006                                           5,000,000                                           4,995,600
5.25%, 11/10/2006                                           2,865,000                                           2,861,240
5.24%, 12/ 7/2006                                           3,940,000                                           3,919,354
5.23%, 1/ 5/2007                                            5,000,000                                           4,952,785
                                                                                                    ----------------------
                                                                                                               55,605,353
                                                                                                    ----------------------
Chemicals - Diversified (2.55%)
BASF AG
5.24%, 1/17/2004                                            3,080,000                                           3,045,480
5.32%, 11/ 1/2006                                           4,000,000                                           4,000,000
5.26%, 11/ 8/2006                                           4,700,000                                           4,695,175
5.25%, 12/ 1/2006                                           4,600,000                                           4,579,875
5.225%, 1/17/2007                                           1,340,000                                           1,325,024
                                                                                                    ----------------------
                                                                                                               17,645,554
                                                                                                    ----------------------
Commercial Banks (9.98%)
Nordea North America
5.25%, 11/ 9/2006                                           5,000,000                                           4,994,167
5.25%, 12/12/2006                                           4,360,000                                           4,333,956
Skandinaviska Enskilda Banken
5.29%, 11/ 9/2006                                           4,000,000                                           3,995,302
5.27%, 11/14/2006                                           4,000,000                                           3,992,388
5.25%, 12/18/2006                                           2,670,000                                           2,651,699
Societe Generale North America Inc
5.25%, 12/14/2006                                           2,280,000                                           2,265,703
5.20%, 1/24/2007                                            4,300,000                                           4,247,827
5.20%, 1/25/2007                                            4,600,000                                           4,543,522
5.23%, 2/16/2007                                            4,100,000                                           4,036,267
Svenska Handelsbanken
5.25%, 11/ 1/2006                                           3,600,000                                           3,600,000
5.27%, 11/10/2006                                           4,400,000                                           4,394,203
5.22%, 12/28/2006                                           3,700,000                                           3,669,419
5.23%, 1/ 2/2007                                            4,500,000                                           4,459,467
Westpac Banking Corp
5.26%, 11/17/2006                                           5,000,000                                           4,988,311
5.245%, 12/13/2006                                          2,250,000                                           2,236,232
5.23%, 2/ 5/2007                                            3,045,000                                           3,002,532
5.23%, 2/20/2007                                            4,300,000                                           4,230,659

Commercial Banks
Westpac Trust Securities Ltd.
5.24%, 12/13/2006                                           3,570,000                                           3,548,175
                                                                                                    ----------------------
                                                                                                               69,189,829
                                                                                                    ----------------------
Diversified Financial Services (3.76%)
Amstel Funding
5.31%, 11/ 3/2006                                           2,500,000                                           2,499,263
5.24%, 12/22/2006                                           4,600,000                                           4,565,853
5.22%, 1/30/2007                                            5,000,000                                           4,934,750
5.25%, 1/31/2007                                            3,900,000                                           3,848,244
General Electric Capital
5.23%, 12/ 5/2006                                           2,430,000                                           2,417,997
5.25%, 12/ 8/2006                                           4,900,000                                           4,873,560
5.24%, 2/21/2007                                            3,000,000                                           2,951,093
                                                                                                    ----------------------
                                                                                                               26,090,760
                                                                                                    ----------------------
Diversified Manufacturing Operations (1.29%)
General Electric
5.23%, 12/ 8/2006                                           4,685,000                                           4,659,817
5.23%, 12/29/2006                                           4,300,000                                           4,263,768
                                                                                                    ----------------------
                                                                                                                8,923,585
                                                                                                    ----------------------
Finance - Auto Loans (5.07%)
Paccar Financial
5.30%, 11/ 2/2006                                           4,000,000                                           3,999,411
5.24%, 11/15/2006                                           4,700,000                                           4,690,422
5.24%, 11/16/2006                                           3,800,000                                           3,791,703
5.24%, 12/13/2006                                           4,710,000                                           4,681,206
Toyota Motor Credit
5.25%, 11/14/2006                                           3,800,000                                           3,792,796
5.23%, 12/ 7/2006                                           5,000,000                                           4,973,850
5.25%, 12/11/2006                                           4,300,000                                           4,274,917
5.23%, 12/14/2006                                           4,990,000                                           4,958,828
                                                                                                    ----------------------
                                                                                                               35,163,133
                                                                                                    ----------------------
Finance - Commercial (2.96%)
CIT Group
5.26%, 11/20/2006                                           3,800,000                                           3,789,451
5.26%, 12/ 1/2006                                           3,700,000                                           3,683,782
5.28%, 12/11/2006                                           4,000,000                                           3,976,533
5.24%, 2/14/2007                                            4,300,000                                           4,234,282
5.25%, 2/23/2007                                            4,900,000                                           4,818,537
                                                                                                    ----------------------
                                                                                                               20,502,585
                                                                                                    ----------------------
Finance - Credit Card (1.23%)
American Express Credit
5.25%, 11/ 3/2006                                           3,700,000                                           3,698,921
5.25%, 11/15/2006                                           4,800,000                                           4,790,200
                                                                                                    ----------------------
                                                                                                                8,489,121

                                                                                                    ----------------------
Finance - Investment Banker & Broker (7.27%)
Bear Stearns
5.26%, 11/29/2006                                           3,800,000                                           3,784,454
5.26%, 12/ 5/2006                                           3,700,000                                           3,681,619
5.28%, 12/ 7/2006                                           5,000,000                                           4,973,600
5.26%, 12/21/2006                                           3,100,000                                           3,077,353
5.25%, 2/ 7/2007                                            4,800,000                                           4,731,400
Citigroup Funding
5.25%, 11/ 6/2006                                           4,200,000                                           4,196,937
5.26%, 11/15/2006                                           3,700,000                                           3,692,431
ING U.S. Funding
5.25%, 12/13/2006                                           2,335,000                                           2,320,698

Finance - Investment Banker & Broker
ING U.S. Funding (continued)
5.235%, 12/26/2006                                          3,270,000                                           3,243,847
5.24%, 1/12/2007                                            4,200,000                                           4,155,984
Morgan Stanley
5.25%, 11/ 7/2006                                           5,000,000                                           4,995,625
5.25%, 11/10/2006                                           2,865,000                                           2,861,240
5.25%, 11/14/2006                                           4,700,000                                           4,691,090
                                                                                                    ----------------------
                                                                                                               50,406,278
                                                                                                    ----------------------
Finance - Other Services (10.19%)
Commoloco
5.25%, 11/16/2006                                           3,500,000                                           3,492,344
5.25%, 1/ 9/2007                                            4,300,000                                           4,256,731
CRC Funding
5.25%, 11/13/2006                                           3,420,000                                           3,414,015
5.25%, 12/15/2006                                           4,900,000                                           4,868,558
5.23%, 12/20/2006                                           3,700,000                                           3,673,661
5.25%, 1/12/2007                                            3,500,000                                           3,463,250
5.24%, 1/22/2007                                            3,000,000                                           2,964,193
Park Avenue Receivables Company
5.25%, 11/ 7/2006                                           4,300,000                                           4,296,238
5.24%, 11/28/2006                                           4,085,000                                           4,068,915
5.25%, 12/18/2006                                           4,200,000                                           4,171,213
5.25%, 12/19/2006                                           4,400,000                                           4,369,200
5.25%, 1/24/2007                                            2,255,000                                           2,227,376
Private Export Funding
5.35%, 11/ 2/2006                                           3,395,000                                           3,394,503
5.27%, 11/13/2006                                           5,175,000                                           5,165,909
5.25%, 12/19/2006                                           2,360,000                                           2,343,480
5.25%, 1/11/2007                                            2,270,000                                           2,246,451
5.21%, 1/25/2007                                            3,350,000                                           3,308,791
5.22%, 2/23/2007                                            4,760,000                                           4,681,317
5.19%, 3/13/2007                                            4,280,000                                           4,198,552
                                                                                                    ----------------------
                                                                                                               70,604,697
                                                                                                    ----------------------
Food - Wholesale & Distribution (0.40%)
Sysco Corp
5.23%, 11/29/2006                                           2,810,000                                           2,798,570
                                                                                                    ----------------------

Money Center Banks (8.25%)
Bank of America
5.27%, 11/20/2006                                           4,000,000                                           3,988,874
5.26%, 11/30/2006                                           9,110,000                                           9,071,503
5.26%, 12/12/2006                                           4,800,000                                           4,771,273
BNP Paribas Finance
5.25%, 12/18/2006                                           4,100,000                                           4,071,898
HBOS Treasury Services
5.27%, 11/28/2006                                           3,400,000                                           3,386,562
5.26%, 12/ 6/2006                                           4,100,000                                           4,079,053
5.23%, 12/20/2006                                           3,000,000                                           2,978,644
5.23%, 1/10/2007                                            4,200,000                                           4,157,288
5.24%, 1/16/2007                                            3,900,000                                           3,856,857
UBS Finance Delaware LLC
5.24%, 11/ 6/2006                                           4,700,000                                           4,696,579
5.25%, 11/20/2006                                           4,100,000                                           4,088,640
5.23%, 12/11/2006                                           3,800,000                                           3,777,918
5.24%, 1/26/2007                                            4,275,000                                           4,221,487
                                                                                                    ----------------------
                                                                                                               57,146,576
                                                                                                    ----------------------

Mortgage Banks (2.59%)
Northern Rock PLC
5.35%, 11/ 3/2006                                           4,655,000                                           4,653,616
5.27%, 11/27/2006                                           4,800,000                                           4,781,748
5.25%, 1/10/2007                                            3,900,000                                           3,860,188
5.24%, 1/11/2007                                            4,700,000                                           4,651,428
                                                                                                    ----------------------
                                                                                                               17,946,980
                                                                                                    ----------------------
Multi-Line Insurance (2.32%)
Genworth Financial
5.26%, 11/13/2006                                           3,800,000                                           3,793,337
5.23%, 12/ 5/2006                                           3,900,000                                           3,880,736
5.23%, 12/14/2006                                           3,900,000                                           3,875,637
5.24%, 1/ 4/2007                                            4,600,000                                           4,557,149
                                                                                                    ----------------------
                                                                                                               16,106,859
                                                                                                    ----------------------
Publishing - Newspapers (0.35%)
Gannett
5.25%, 11/ 3/2006                                           2,460,000                                           2,459,283
                                                                                                    ----------------------

Special Purpose Entity (23.83%)
Barclays U.S. Funding
5.28%, 11/22/2006                                           4,000,000                                           3,987,680
5.27%, 11/27/2006                                           3,900,000                                           3,885,156
5.24%, 1/23/2007                                            5,000,000                                           4,939,594
Charta LLC
5.25%, 11/16/2006                                           4,300,000                                           4,290,594
5.25%, 11/17/2006                                           4,000,000                                           3,990,667
5.27%, 12/15/2006                                           2,580,000                                           2,563,382
5.25%, 1/26/2007                                            4,800,000                                           4,739,800
Compass Securitization
5.26%, 11/10/2006                                           3,500,000                                           3,495,398
5.27%, 11/22/2006                                           4,800,000                                           4,785,244
5.27%, 11/29/2006                                           3,900,000                                           3,884,014
5.27%, 12/15/2006                                           7,700,000                                           7,650,403
Galaxy Funding
5.28%, 11/ 6/2006                                           4,000,000                                           3,997,067
5.26%, 12/ 4/2006                                           5,000,000                                           4,975,892
5.25%, 12/21/2006                                           4,600,000                                           4,566,490
5.25%, 1/29/2007                                            5,000,000                                           4,935,104
Grampian Funding
5.27%, 11/21/2006                                           4,500,000                                           4,486,825
5.25%, 2/ 1/2007                                            4,100,000                                           4,044,992
Ranger Funding
5.31%, 11/ 2/2006                                           4,500,000                                           4,499,336
5.25%, 11/ 9/2006                                           4,300,000                                           4,294,983
5.26%, 11/29/2006                                           3,985,000                                           3,968,697
5.24%, 1/16/2007                                            3,300,000                                           3,263,425
Scaldis Capital
5.25%, 12/ 6/2006                                           4,300,000                                           4,278,052
5.25%, 12/12/2006                                           2,265,000                                           2,251,457
5.23%, 1/ 8/2007                                            4,100,000                                           4,059,497
Sheffield Receivables
5.25%, 12/ 4/2006                                           4,300,000                                           4,279,306
5.24%, 1/ 4/2007                                            2,580,000                                           2,555,966
5.25%, 1/22/2007                                            4,100,000                                           4,050,971
Surrey Funding
5.24%, 1/ 5/2007                                            3,900,000                                           3,863,102
5.25%, 1/12/2007                                            3,900,000                                           3,859,050
5.25%, 1/18/2007                                            4,100,000                                           4,053,362
5.26%, 1/25/2007                                            4,300,000                                           4,246,596
Special Purpose Entity
Surrey Funding (continued)
5.24%, 1/30/2007                                            3,900,000                                           3,848,910
Tulip Funding Corp.
5.26%, 11/30/2006                                           4,300,000                                           4,281,780
Variable Funding Capital Corp LLC
5.24%, 12/ 6/2006                                           4,000,000                                           3,979,622
5.24%, 1/ 5/2007                                            2,445,000                                           2,421,868
White Pine Finance
5.26%, 11/ 8/2006                                           3,800,000                                           3,796,113
5.27%, 11/27/2006                                           4,800,000                                           4,781,731
5.27%, 11/28/2006                                           3,900,000                                           3,884,585
Yorktown Capital
5.26%, 11/ 1/2006                                           4,500,000                                           4,500,000
5.25%, 11/21/2006                                           4,930,000                                           4,915,621
                                                                                                    ----------------------
                                                                                                              165,152,332
                                                                                                    ----------------------
Supranational Bank (1.43%)
Corp Andina de Fomento
5.26%, 12/20/2006                                           2,000,000                                           1,985,681
5.26%, 12/21/2006                                           3,000,000                                           2,978,083
5.27%, 1/31/2007                                            5,000,000                                           4,933,393
                                                                                                    ----------------------
                                                                                                                9,897,157
                                                                                                    ----------------------
Telecommunication Services (0.58%)
Verizon Global Funding
5.50%, 1/12/2007 (a)                                        4,000,000                                           4,000,000
                                                                                                    ----------------------

Telephone - Integrated (2.33%)
Telstra Corp
5.26%, 11/ 8/2006                                           3,700,000                                           3,696,216
5.27%, 11/21/2006                                           3,800,000                                           3,788,874
5.28%, 1/24/2007                                            4,845,000                                           4,785,310
5.29%, 2/ 1/2007                                            3,900,000                                           3,847,276
                                                                                                    ----------------------
                                                                                                               16,117,676
                                                                                                    ----------------------
TOTAL COMMERCIAL PAPER                                                                           $            654,246,328
                                                                                                    ----------------------
BONDS (5.35%)
Asset Backed Securities (0.19%)
Caterpillar Financial Asset Trust
5.45%, 2/26/2007                                            1,284,928                                           1,284,928
                                                                                                    ----------------------

Auto - Car & Light Trucks (0.48%)
BMW US Capital LLC
5.30%, 11/ 6/2006 (a)(b)                                    3,300,000                                           3,300,000
                                                                                                    ----------------------

Automobile Sequential (2.50%)
AmeriCredit Automobile Receivables Trust
5.50%, 1/ 8/2007                                            2,910,909                                           2,910,909
5.35%, 2/ 6/2007                                            1,709,243                                           1,709,243
Capital One Auto Finance Trust
5.12%, 11/15/2006 (a)                                         317,312                                             317,312
CPS Auto Trust
5.39%, 10/15/2007 (a)(b)                                    2,454,418                                           2,454,418
Honda Auto Receivables Owner Trust
5.43%, 4/23/2007                                            2,184,226                                           2,184,226
Household Automotive Trust
5.28%, 12/18/2006                                             506,998                                             506,998
JPMorgan Auto Receivables Trust
5.39%, 3/15/2007 (b)                                        2,507,925                                           2,507,925

Automobile Sequential
Triad Auto Receivables Owner Trust
5.14%, 12/12/2006                                             416,101                                             416,101
5.36%, 4/12/2007                                            1,632,000                                           1,632,000
Volkswagen Auto Lease Trust
5.52%, 8/20/2007                                            2,714,692                                           2,714,692
                                                                                                    ----------------------
                                                                                                               17,353,823
                                                                                                    ----------------------
Finance - Commercial (0.37%)
Caterpillar Financial Services Corp
5.41%, 11/13/2006 (a)                                       2,600,000                                           2,599,978
                                                                                                    ----------------------

Finance - Investment Banker & Broker (0.84%)
JPMorgan Chase & Co
5.29%, 11/ 2/2006                                           2,500,000                                           2,500,000
Merrill Lynch & Co Inc
5.34%, 12/27/2006                                           3,300,000                                           3,300,000
                                                                                                    ----------------------
                                                                                                                5,800,000
                                                                                                    ----------------------
Publishing - Newspapers (0.51%)
Gannett Co Inc
5.50%, 4/ 1/2007                                            3,550,000                                           3,550,987
                                                                                                    ----------------------

Special Purpose Entity (0.46%)
Allstate Life Global Funding Trusts
5.30%, 11/ 6/2006 (a)                                       3,200,000                                           3,200,000
                                                                                                    ----------------------
TOTAL BONDS                                                                                      $             37,089,716
                                                                                                    ----------------------
Total Investments                                                                                $            691,336,044
Other Assets in Excess of Liabilities, Net - 0.25%                                                              1,744,960
                                                                                                    ----------------------
TOTAL NET ASSETS - 100.00%                                                                       $            693,081,004

                                                                                                    ======================
                                                                                                    ----------------------

                                                                                                    ======================

(a)  Variable Rate
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,262,343 or 1.19% of net assets.



Portfolio Summary (unaudited)
-----------------------------------------------------------------
Sector                                                   Percent
-----------------------------------------------------------------
Financial                                                 80.55%
Asset Backed Securities                                   10.71%
Communications                                             3.77%
Basic Materials                                            2.55%
Industrial                                                 1.29%
Consumer, Cyclical                                         0.48%
Consumer, Non-cyclical                                     0.40%
Other Assets in Excess of Liabilities, Net                 0.25%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================


Schedule of Investments
October 31, 2006
Partners Global Equity Fund
                                                                  Shares
                                                                   Held                                          Value
                                                                ----------- ---------------------------- ----------------------
COMMON STOCKS (98.96%)
Advertising Services (1.00%)
WPP Group PLC                                                       19,700                            $                252,299
                                                                                                         ----------------------

Aerospace & Defense (1.04%)
Boeing Co                                                            3,300                                             263,538
                                                                                                         ----------------------

Aerospace & Defense Equipment (1.79%)
United Technologies Corp                                             6,900                                             453,468
                                                                                                         ----------------------

Applications Software (1.74%)
Microsoft Corp                                                      15,300                                             439,263
                                                                                                         ----------------------

Auto - Car & Light Trucks (0.95%)
Nissan Motor Co Ltd                                                 20,100                                             240,366
                                                                                                         ----------------------

Beverages - Non-Alcoholic (1.40%)
PepsiCo Inc                                                          5,600                                             355,264
                                                                                                         ----------------------

Beverages - Wine & Spirits (0.87%)
Pernod-Ricard SA                                                     1,100                                             220,286
                                                                                                         ----------------------

Brewery (0.84%)
Fomento Economico Mexicano SA de CV ADR                              2,200                                             212,718
                                                                                                         ----------------------

Building - Residential & Commercial (0.94%)
Lennar Corp                                                          4,990                                             236,925
                                                                                                         ----------------------

Building Products - Cement & Aggregate (1.85%)
Holcim Ltd                                                           2,300                                             198,038
Lafarge SA                                                           2,000                                             268,801
                                                                                                         ----------------------
                                                                                                                       466,839
                                                                                                         ----------------------
Cable TV (1.06%)
Comcast Corp (a)                                                     6,600                                             268,422
                                                                                                         ----------------------

Chemicals - Diversified (0.51%)
Arkema (a)                                                             210                                              10,252
Nitto Denko Corp                                                     2,100                                             119,560
                                                                                                         ----------------------
                                                                                                                       129,812
                                                                                                         ----------------------
Commercial Banks (14.31%)
Banca Intesa SpA                                                    37,600                                             256,992
Banco Bilbao Vizcaya Argentaria SA                                  15,875                                             383,360
Bank of Yokohama/The                                                27,000                                             208,339
Barclays PLC                                                        38,700                                             522,205
BNP Paribas                                                          3,210                                             352,966
HSBC Holdings PLC                                                   28,400                                             535,859
Mitsubishi UFJ Financial Group Inc                                      29                                             363,877
Sumitomo Mitsui Financial Group Inc                                     43                                             469,805
UniCredito Italiano SpA                                             63,300                                             524,753
                                                                                                         ----------------------
                                                                                                                     3,618,156
                                                                                                         ----------------------

Computer Aided Design (1.15%)
Autodesk Inc (a)(b)                                                  7,931                                             291,464
                                                                                                         ----------------------

Consulting Services (1.39%)
Accenture Ltd                                                       10,650                                             350,492
                                                                                                         ----------------------

Cosmetics & Toiletries (1.86%)
Procter & Gamble Co                                                  7,400                                             469,086
                                                                                                         ----------------------

Distribution & Wholesale (1.44%)
Esprit Holdings Ltd                                                 24,000                                             232,280
Wolseley PLC                                                         5,577                                             131,788
                                                                                                         ----------------------
                                                                                                                       364,068
                                                                                                         ----------------------
Diversified Manufacturing Operations (3.21%)
General Electric Co                                                 17,500                                             614,425
Siemens AG                                                           2,200                                             197,149
                                                                                                         ----------------------
                                                                                                                       811,574

                                                                                                         ----------------------
Diversified Minerals (2.25%)
BHP Billiton PLC                                                    18,600                                             358,647
Cia Vale do Rio Doce ADR (b)                                         8,240                                             209,626
                                                                                                         ----------------------
                                                                                                                       568,273
                                                                                                         ----------------------
Electric - Integrated (0.95%)
Scottish Power PLC                                                  19,317                                             240,763
                                                                                                         ----------------------

Electronic Components - Miscellaneous (1.08%)
Hoya Corp                                                            7,100                                             273,928
                                                                                                         ----------------------

Electronic Components - Semiconductors (1.73%)
MEMC Electronic Materials Inc (a)                                    3,600                                             127,800
Samsung Electronics (a)                                                485                                             157,257
Sirf Technology Holdings Inc (a)(b)                                  5,419                                             152,382
                                                                                                         ----------------------
                                                                                                                       437,439
                                                                                                         ----------------------
Engineering - Research & Development Services (0.06%)
Linde AG                                                               154                                              15,249
                                                                                                         ----------------------

Finance - Investment Banker & Broker (6.25%)
Credit Suisse Group                                                  6,850                                             413,032
Friedman Billings Ramsey Group Inc                                   9,500                                              72,485
Merrill Lynch & Co Inc                                               4,400                                             384,648
Nikko Cordial Corp                                                  24,000                                             287,004
UBS AG (a)                                                           7,100                                             424,111
                                                                                                         ----------------------
                                                                                                                     1,581,280
                                                                                                         ----------------------
Food - Dairy Products (0.74%)
Parmalat SpA (a)                                                    52,300                                             186,576
                                                                                                         ----------------------

Food - Retail (1.62%)
Tesco PLC                                                           54,600                                             409,771
                                                                                                         ----------------------

Gas - Distribution (1.10%)
Centrica PLC                                                        43,900                                             277,347
                                                                                                         ----------------------

Gold Mining (0.30%)
Barrick Gold Corp. (a)                                               2,416                                              74,931
                                                                                                         ----------------------


Import & Export (0.91%)
Mitsubishi Corp                                                     11,900                                             229,559
                                                                                                         ----------------------

Life & Health Insurance (1.60%)
Prudential Financial Inc (b)                                         5,250                                             403,883
                                                                                                         ----------------------

Machinery - Electrical (1.93%)
Nidec Corp                                                           3,000                                             229,183
SMC Corp/Japan                                                       1,900                                             259,161
                                                                                                         ----------------------
                                                                                                                       488,344
                                                                                                         ----------------------
Medical - Biomedical/Gene (1.89%)
Amgen Inc (a)                                                        6,300                                             478,233
                                                                                                         ----------------------

Medical - Drugs (5.73%)
GlaxoSmithKline PLC                                                 16,000                                             427,220
Roche Holding AG                                                     2,150                                             376,296
Sanofi-Aventis                                                       4,350                                             369,773
Sepracor Inc (a)(b)                                                  5,300                                             274,328
                                                                                                         ----------------------
                                                                                                                     1,447,617
                                                                                                         ----------------------
Medical Products (1.63%)
Johnson & Johnson                                                    6,100                                             411,140
                                                                                                         ----------------------

Metal - Diversified (1.01%)
Zinifex Ltd                                                         21,700                                             254,743
                                                                                                         ----------------------

Multi-Line Insurance (4.31%)
AXA SA                                                               9,350                                             356,228
Hartford Financial Services Group Inc                                3,800                                             331,246
Zurich Financial Services AG                                         1,630                                             402,963
                                                                                                         ----------------------
                                                                                                                     1,090,437
                                                                                                         ----------------------
Multimedia (1.48%)
News Corp                                                           17,200                                             373,928
                                                                                                         ----------------------

Networking Products (1.12%)
Juniper Networks Inc (a)                                            16,500                                             284,130
                                                                                                         ----------------------

Oil - Field Services (1.05%)
Weatherford International Ltd (a)                                    6,459                                             265,336
                                                                                                         ----------------------

Oil & Gas Drilling (0.82%)
Transocean Inc (a)(b)                                                2,850                                             206,739
                                                                                                         ----------------------

Oil Company - Exploration & Production (0.89%)
Talisman Energy (a)                                                 13,600                                             223,946
                                                                                                         ----------------------

Oil Company - Integrated (3.45%)
ConocoPhillips                                                       3,350                                             201,804
Petroleo Brasileiro SA ADR (b)                                       2,200                                             195,272
Total SA                                                             7,000                                             473,975
                                                                                                         ----------------------
                                                                                                                       871,051

                                                                                                         ----------------------
Pipelines (1.16%)
El Paso Corp (b)                                                    21,400                                             293,180
                                                                                                         ----------------------

Publishing - Periodicals (0.48%)
Wolters Kluwer NV                                                    4,406                                             121,133
                                                                                                         ----------------------


Real Estate Magagement & Services (1.38%)
Jones Lang LaSalle Inc                                               3,800                                             349,600
                                                                                                         ----------------------

Real Estate Operator & Developer (1.07%)
Mitsui Fudosan Co Ltd                                               11,000                                             270,411
                                                                                                         ----------------------

Regional Banks (1.83%)
Bank of America Corp                                                 8,600                                             463,282
                                                                                                         ----------------------

Retail - Drug Store (1.30%)
Shoppers Drug Mart Corp                                              8,050                                             328,624
                                                                                                         ----------------------

Retail - Miscellaneous/Diversified (0.40%)
Seven & I Holdings Co Ltd                                            3,200                                             102,428
                                                                                                         ----------------------

Retail - Office Supplies (0.96%)
Office Depot Inc (a)                                                 5,800                                             243,542
                                                                                                         ----------------------

Retail - Sporting Goods (0.71%)
Dick's Sporting Goods Inc (a)(b)                                     3,600                                             179,136
                                                                                                         ----------------------

Telecommunication Equipment - Fiber Optics (0.96%)
Corning Inc (a)                                                     11,939                                             243,914
                                                                                                         ----------------------

Telecommunication Services (0.57%)
NeuStar Inc (a)(b)                                                   4,900                                             143,178
                                                                                                         ----------------------

Tobacco (1.44%)
Altria Group Inc                                                     4,482                                             364,521
                                                                                                         ----------------------

Transport - Services (1.20%)
Deutsche Post AG                                                    10,962                                             303,194
                                                                                                         ----------------------

Wireless Equipment (4.25%)
Nokia OYJ                                                           17,800                                             353,283
Qualcomm Inc                                                         7,300                                             265,647
Telefonaktiebolaget LM Ericsson                                    120,000                                             455,313
                                                                                                         ----------------------
                                                                                                                     1,074,243
                                                                                                         ----------------------
TOTAL COMMON STOCKS                                                                                   $             25,019,069
                                                                                                         ----------------------
                                                                Principal
                                                                  Amount                                         Value
                                                                ----------- ---------------------------- ----------------------
MONEY MARKET FUNDS (8.74%)
Money Center Banks (8.74%)
BNY Institutional Cash Reserve Fund (c)                          2,209,000                                           2,209,000
                                                                                                         ----------------------
TOTAL MONEY MARKET FUNDS                                                                              $              2,209,000
                                                                                                         ----------------------
Total Investments                                                                                     $             27,228,069
Liabilities in Excess of Other Assets, Net - (7.70)%                                                               (1,947,710)
                                                                                                         ----------------------
TOTAL NET ASSETS - 100.00%                                                                            $             25,280,359
                                                                                                         ======================
                                                                                                         ----------------------

                                                                                                         ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              2,538,692
Unrealized Depreciation                                          (661,125)
                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                      1,877,567
Cost for federal income tax purposes                           25,350,502



Portfolio Summary (unaudited)
------------------------------------------- ----------------------
Country                                                   Percent
------------------------------------------- ----------------------
United States                                              49.31%
United Kingdom                                             12.48%
Japan                                                      12.08%
France                                                      8.12%
Switzerland                                                 7.18%
Italy                                                       3.83%
Canada                                                      2.48%
Germany                                                     2.04%
Sweden                                                      1.80%
Brazil                                                      1.60%
Spain                                                       1.51%
Finland                                                     1.40%
Australia                                                   1.01%
Hong Kong                                                   0.92%
Mexico                                                      0.84%
Korea, Republic Of                                          0.62%
Netherlands                                                 0.48%
Liabilities in Excess of Other Assets, Net               (-7.70%)
                                            ----------------------
TOTAL NET ASSETS                                          100.00%
                                            ======================


Schedule of Investments
October 31, 2006
Partners International Fund
                                                                      Shares
                                                                       Held                                       Value
                                                                 --------------------------- ------------- --------------------
COMMON STOCKS (94.85%)
Aerospace & Defense (1.17%)
BAE Systems PLC                                                                     602,500             $            4,820,506
Meggitt PLC                                                                         368,000                          2,347,727
Rolls-Royce Group PLC - B Shares                                                 15,424,789                             30,154
Rolls-Royce Group PLC (a)                                                           428,594                          3,839,869
                                                                                                           --------------------
                                                                                                                    11,038,256
                                                                                                           --------------------
Agricultural Chemicals (0.14%)
Syngenta AG (a)                                                                       8,175                          1,320,382
                                                                                                           --------------------

Airport Development & Maintenance (0.17%)
Macquarie Airports Management Ltd                                                   654,204                          1,625,081
                                                                                                           --------------------

Apparel Manufacturers (0.20%)
Billabong International Ltd                                                         156,600                          1,900,180
                                                                                                           --------------------

Applications Software (0.19%)
Sage Group PLC                                                                      392,000                          1,794,324
                                                                                                           --------------------

Audio & Video Products (1.01%)
Matsushita Electric Industrial Co Ltd                                               211,000                          4,403,525
Sony Corp                                                                           123,800                          5,125,091
                                                                                                           --------------------
                                                                                                                     9,528,616
                                                                                                           --------------------
Auto - Car & Light Trucks (2.81%)
DaimlerChrysler AG                                                                   70,700                          4,014,707
Fiat SpA                                                                            181,800                          3,209,136
Honda Motor Co Ltd                                                                  134,000                          4,735,265
Toyota Motor Corp                                                                   244,300                         14,450,933
                                                                                                           --------------------
                                                                                                                    26,410,041
                                                                                                           --------------------
Auto/Truck Parts & Equipment - Original (0.25%)
Denso Corp                                                                           61,600                          2,345,064
                                                                                                           --------------------

Beverages - Wine & Spirits (0.68%)
C&C Group PLC                                                                       155,600                          2,585,787
Pernod-Ricard SA                                                                     19,100                          3,824,973
                                                                                                           --------------------
                                                                                                                     6,410,760
                                                                                                           --------------------
Bicycle Manufacturing (0.12%)
Shimano Inc                                                                          39,100                          1,088,012
                                                                                                           --------------------

Brewery (0.21%)
Foster's Group Ltd                                                                  138,800                            692,797
SABMiller PLC                                                                        66,900                          1,293,802
                                                                                                           --------------------
                                                                                                                     1,986,599
                                                                                                           --------------------
Building - Heavy Construction (0.58%)
Tecnicas Reunidas SA (a)                                                             29,200                          1,004,044
Vinci SA (b)                                                                         39,436                          4,442,011
                                                                                                           --------------------
                                                                                                                     5,446,055
                                                                                                           --------------------
Building - Residential & Commercial (0.52%)
Daiwa House Industry Co Ltd                                                          80,000                          1,440,826
Sekisui House Ltd                                                                   106,000                          1,672,946

Building - Residential & Commercial
Wilson Bowden PLC                                                                    54,400                          1,812,573
                                                                                                           --------------------
                                                                                                                     4,926,345
                                                                                                           --------------------
Building & Construction - Miscellaneous (0.36%)
Bouygues SA                                                                          58,500                          3,410,783
                                                                                                           --------------------

Building & Construction Products - Miscellaneous (0.28%)
Cie de Saint-Gobain                                                                  35,200                          2,594,578
                                                                                                           --------------------

Building Products - Cement & Aggregate (0.69%)
Buzzi Unicem SpA                                                                     71,580                          1,886,617
CRH PLC                                                                              66,600                          2,347,848
CRH PLC                                                                               9,500                            335,752
Rinker Group Ltd                                                                    132,900                          1,907,769
                                                                                                           --------------------
                                                                                                                     6,477,986
                                                                                                           --------------------
Cellular Telecommunications (1.83%)
China Unicom Ltd                                                                  1,148,000                          1,276,334
NTT DoCoMo Inc                                                                        2,677                          4,090,163
Vodafone Group PLC                                                                4,606,575                         11,860,841
                                                                                                           --------------------
                                                                                                                    17,227,338
                                                                                                           --------------------
Chemicals - Diversified (1.79%)
Asahi Kasei Corp                                                                    130,000                            828,902
BASF AG                                                                              37,200                          3,266,656
Bayer AG                                                                             91,500                          4,590,883
Koninklijke DSM NV                                                                   30,200                          1,376,477
Nitto Denko Corp                                                                     30,900                          1,759,234
Shin-Etsu Chemical Co Ltd                                                            52,500                          3,437,113
Tokuyama Corp                                                                       124,000                          1,558,004
                                                                                                           --------------------
                                                                                                                    16,817,269
                                                                                                           --------------------
Chemicals - Specialty (0.07%)
Tokyo Ohka Kogyo Co Ltd                                                              23,800                            643,984
                                                                                                           --------------------

Circuit Boards (0.20%)
Ibiden Co Ltd                                                                        36,000                          1,883,658
                                                                                                           --------------------

Commercial Banks (16.20%)
Allied Irish Banks PLC                                                                4,500                            122,913
Allied Irish Banks PLC                                                               95,700                          2,607,846
Australia & New Zealand Banking Group Ltd                                           208,775                          4,691,718
Banca Intesa SpA                                                                    565,746                          3,866,812
Banca Intesa SpA                                                                    610,200                          4,046,037
Banca Popolare di Milano SCRL                                                       167,400                          2,476,344
Banche Popolari Unite Scpa                                                           34,900                            957,714
Banco Bilbao Vizcaya Argentaria SA                                                  322,600                          7,790,361
Banco Popolare di Verona e Novara Scrl                                              147,100                          3,959,691
Banco Santander Central Hispano SA                                                  603,100                         10,438,092
Bank of East Asia Ltd                                                               259,000                          1,236,702
Barclays PLC                                                                        636,800                          8,592,768
BNP Paribas                                                                          47,250                          5,195,522
Chiba Bank Ltd/The                                                                  107,000                            957,159
Commonwealth Bank of Australia                                                      101,700                          3,754,016
DBS Group Holdings Ltd                                                              114,000                          1,493,498
DNB NOR ASA                                                                         342,100                          4,476,989
Erste Bank der Oesterreichischen Sparka                                              31,910                          2,172,868
HSBC Holdings PLC                                                                 1,037,825                         19,674,971
Mitsubishi UFJ Financial Group Inc                                                      438                          5,495,796
Mizuho Financial Group Inc                                                              979                          7,612,727

Commercial Banks
National Australia Bank Ltd                                                         238,300                          7,040,715
Royal Bank of Scotland Group PLC                                                    281,700                         10,036,154
Skandinaviska Enskilda Banken AB                                                     48,600                          1,359,459
Societe Generale                                                                     46,315                          7,696,703
Standard Chartered PLC                                                              111,717                          3,142,786
Sumitomo Mitsui Financial Group Inc                                                     622                          6,795,783
Sumitomo Trust & Banking Co Ltd/The                                                 328,000                          3,522,035
Tokyo Tomin Bank Ltd/The                                                             33,800                          1,373,292
UniCredito Italiano SpA                                                           1,079,700                          8,950,645
Wing Hang Bank Ltd                                                                   93,000                            903,673
                                                                                                           --------------------
                                                                                                                   152,441,789
                                                                                                           --------------------
Computer Aided Design (0.15%)
Dassault Systemes SA                                                                 26,400                          1,440,833
                                                                                                           --------------------

Computer Services (0.17%)
Computershare Ltd                                                                   272,200                          1,621,943
                                                                                                           --------------------

Computers (0.34%)
Wincor Nixdorf AG                                                                    23,050                          3,192,073
                                                                                                           --------------------

Computers - Integrated Systems (0.25%)
Fujitsu Ltd                                                                         289,000                          2,353,344
                                                                                                           --------------------

Cosmetics & Toiletries (0.11%)
Kose Corp                                                                            36,000                          1,081,644
                                                                                                           --------------------

Data Processing & Management (0.10%)
Tele Atlas NV (a)                                                                    39,800                            750,809
Tele Atlas NV (a)                                                                    11,100                            208,122
                                                                                                           --------------------
                                                                                                                       958,931
                                                                                                           --------------------
Distribution & Wholesale (0.50%)
Cia de Distribucion Integral Logista SA                                              43,280                          2,447,164
Esprit Holdings Ltd                                                                 229,500                          2,221,182
                                                                                                           --------------------
                                                                                                                     4,668,346
                                                                                                           --------------------
Diversified Financial Services (0.33%)
Almancora Comm Va                                                                    23,540                          3,103,694
                                                                                                           --------------------

Diversified Manufacturing Operations (0.68%)
Mitsubishi Heavy Industries Ltd                                                     358,000                          1,595,117
Smiths Group PLC                                                                    157,200                          2,836,268
Sulzer AG                                                                             2,236                          1,968,421
                                                                                                           --------------------
                                                                                                                     6,399,806
                                                                                                           --------------------
Diversified Minerals (1.68%)
Anglo American PLC                                                                  190,200                          8,575,542
BHP Billiton Ltd                                                                    230,900                          4,874,444
Xstrata PLC                                                                          56,400                          2,409,521
                                                                                                           --------------------
                                                                                                                    15,859,507
                                                                                                           --------------------
Diversified Operations (0.62%)
Hutchison Whampoa Ltd                                                               140,000                          1,241,605
Keppel Corp Ltd                                                                     284,000                          2,881,675
Swire Pacific Ltd                                                                   162,500                          1,715,803
                                                                                                           --------------------
                                                                                                                     5,839,083
                                                                                                           --------------------
E-Commerce - Services (0.12%)
Rakuten Inc (b)                                                                       2,497                          1,108,310
                                                                                                           --------------------


Electric - Distribution (0.51%)
National Grid PLC                                                                   374,200                          4,781,698
                                                                                                           --------------------

Electric - Integrated (3.38%)
Chubu Electric Power Co Inc                                                          86,900                          2,403,278
E.ON AG                                                                             102,970                         12,310,716
Fortum Oyj                                                                           93,700                          2,578,460
International Power PLC                                                             291,400                          1,860,432
RWE AG                                                                               35,350                          3,484,105
Scottish & Southern Energy PLC                                                       72,900                          1,826,949
Suez SA                                                                              64,425                          2,882,959
Tohoku Electric Power Co Inc                                                         75,600                          1,671,324
Tokyo Electric Power Co Inc/The                                                      46,000                          1,334,984
Verbund - Oesterreichische Elektrizitaetswirtschafts AG                              29,910                          1,493,057
                                                                                                           --------------------
                                                                                                                    31,846,264
                                                                                                           --------------------
Electric Products - Miscellaneous (0.15%)
Stanley Electric Co Ltd                                                              72,800                          1,441,646
                                                                                                           --------------------

Electronic Components - Miscellaneous (1.16%)
Fanuc Ltd                                                                            17,900                          1,550,809
Koninklijke Philips Electronics NV                                                   63,800                          2,228,782
Murata Manufacturing Co Ltd                                                          25,900                          1,808,390
Nippon Electric Glass Co Ltd                                                        143,000                          3,075,925
Omron Corp                                                                           88,000                          2,268,448
                                                                                                           --------------------
                                                                                                                    10,932,354
                                                                                                           --------------------
Electronic Components - Semiconductors (0.33%)
Infineon Technologies AG (a)                                                        183,000                          2,221,282
United Test and Assembly Center Ltd (a)                                           1,821,000                            853,694
                                                                                                           --------------------
                                                                                                                     3,074,976
                                                                                                           --------------------
Electronic Measurement Instruments (0.13%)
Yokogawa Electric Corp                                                               91,000                          1,246,682
                                                                                                           --------------------

Energy - Alternate Sources (0.21%)
Q-Cells AG (a)(b)                                                                    50,220                          1,988,340
                                                                                                           --------------------

Engineering - Research & Development Services (0.59%)
ABB Ltd                                                                             114,635                          1,704,987
Bradken Ltd                                                                         110,104                            520,596
Linde AG                                                                             33,871                          3,353,898
                                                                                                           --------------------
                                                                                                                     5,579,481
                                                                                                           --------------------
Entertainment Software (0.21%)
UBISOFT Entertainment (a)                                                            31,660                          1,954,201
                                                                                                           --------------------

Filtration & Separation Products (0.39%)
Alfa Laval AB                                                                        99,200                          3,674,634
                                                                                                           --------------------

Finance - Credit Card (0.12%)
Credit Saison Co Ltd                                                                 30,800                          1,112,065
                                                                                                           --------------------

Finance - Investment Banker & Broker (2.53%)
Credit Suisse Group                                                                 119,220                          7,188,568
Daiwa Securities Group Inc                                                          259,000                          2,933,660
Macquarie Bank Ltd                                                                   44,100                          2,544,152
UBS AG (a)                                                                          186,695                         11,152,019
                                                                                                           --------------------
                                                                                                                    23,818,399
                                                                                                           --------------------
Finance - Leasing Company (0.50%)
Grenkeleasing AG                                                                      2,600                            107,520
Finance - Leasing Company
ORIX Corp                                                                            16,200                          4,556,272
                                                                                                           --------------------
                                                                                                                     4,663,792
                                                                                                           --------------------
Finance - Other Services (1.42%)
Deutsche Boerse AG                                                                   28,100                          4,517,276
Euronext NV (a)                                                                      31,600                          3,166,131
Hong Kong Exchanges and Clearing Ltd                                                226,000                          1,789,351
Man Group Plc                                                                       323,700                          3,012,771
Singapore Exchange Ltd                                                              292,000                            843,849
                                                                                                           --------------------
                                                                                                                    13,329,378
                                                                                                           --------------------
Fisheries (0.01%)
Toyo Suisan Kaisha Ltd                                                                9,000                            131,288
                                                                                                           --------------------

Food - Miscellaneous/Diversified (2.76%)
Groupe Danone                                                                        22,700                          3,326,135
Kerry Group PLC                                                                      68,700                          1,657,260
Nestle SA                                                                            29,663                         10,135,285
Nissin Food Products Co Ltd                                                          50,000                          1,506,551
Orkla ASA                                                                            65,700                          3,364,878
Royal Numico NV                                                                      79,400                          3,550,036
Unilever NV                                                                          43,800                          1,080,073
Unilever PLC                                                                         55,200                          1,369,683
                                                                                                           --------------------
                                                                                                                    25,989,901
                                                                                                           --------------------
Food - Retail (1.62%)
Carrefour SA                                                                         74,600                          4,545,622
Tesco PLC                                                                           883,600                          6,631,382
Woolworths Ltd                                                                      256,535                          4,107,371
                                                                                                           --------------------
                                                                                                                    15,284,375
                                                                                                           --------------------
Gambling (Non-Hotel) (0.23%)
OPAP SA                                                                              59,700                          2,132,034
                                                                                                           --------------------

Gas - Distribution (0.11%)
Tokyo Gas Co Ltd                                                                    204,000                          1,039,546
                                                                                                           --------------------

Human Resources (0.26%)
Adecco SA                                                                            40,230                          2,485,569
                                                                                                           --------------------

Import & Export (1.14%)
Mitsubishi Corp                                                                      72,000                          1,388,929
Mitsui & Co Ltd                                                                     459,000                          6,256,865
Sumitomo Corp                                                                       238,000                          3,124,442
                                                                                                           --------------------
                                                                                                                    10,770,236
                                                                                                           --------------------
Investment Companies (0.15%)
Macquarie Infrastructure Group                                                      528,231                          1,381,648
                                                                                                           --------------------

Investment Management & Advisory Services (0.22%)
MPC Muenchmeyer Petersen Capital AG                                                  23,160                          2,040,556
                                                                                                           --------------------

Life & Health Insurance (1.58%)
AMP Ltd                                                                             364,500                          2,679,649
Old Mutual PLC                                                                      651,600                          2,106,466
Prudential PLC                                                                      435,516                          5,336,799
Swiss Life Holding (a)                                                                8,045                          1,898,306
T&D Holdings Inc                                                                     39,000                          2,846,229
                                                                                                           --------------------
                                                                                                                    14,867,449
                                                                                                           --------------------

Machinery - Construction & Mining (0.41%)
Atlas Copco AB                                                                       94,100                          2,684,327
Komatsu Ltd                                                                          66,000                          1,188,682
                                                                                                           --------------------
                                                                                                                     3,873,009
                                                                                                           --------------------
Machinery - Electrical (0.65%)
KCI Konecranes Oyj                                                                  130,150                          2,804,069
Nidec Corp                                                                           43,900                          3,353,719
                                                                                                           --------------------
                                                                                                                     6,157,788
                                                                                                           --------------------
Machinery - Farm (0.18%)
Kubota Corp                                                                         193,000                          1,685,280
                                                                                                           --------------------

Machinery - General Industry (0.56%)
MAN AG                                                                               13,100                          1,161,223
Metso Oyj                                                                            75,700                          3,289,918
Rieter Holding AG                                                                     1,680                            796,205
                                                                                                           --------------------
                                                                                                                     5,247,346
                                                                                                           --------------------
Medical - Drugs (6.35%)
Actelion Ltd (a)                                                                     18,620                          3,136,142
AstraZeneca PLC                                                                     121,000                          7,149,413
CSL Ltd/Australia                                                                    50,897                          2,209,197
Daiichi Sankyo Co Ltd                                                                91,000                          2,703,086
GlaxoSmithKline PLC                                                                 392,800                         10,488,251
Merck KGaA                                                                           24,300                          2,563,428
Novartis AG                                                                         238,190                         14,457,808
Roche Holding AG                                                                     52,700                          9,223,612
Shire PLC                                                                            87,100                          1,588,937
Takeda Pharmaceutical Co Ltd                                                         97,600                          6,256,464
                                                                                                           --------------------
                                                                                                                    59,776,338
                                                                                                           --------------------
Metal - Diversified (0.42%)
Rio Tinto PLC                                                                        71,300                          3,932,705
                                                                                                           --------------------

Multi-Line Insurance (2.95%)
Allianz SE                                                                           29,220                          5,405,558
Assurances Generales de France                                                       16,600                          2,330,628
Aviva PLC                                                                           141,855                          2,096,766
AXA SA                                                                              199,700                          7,608,420
Fondiaria-Sai SpA                                                                    62,100                          2,063,976
ING Groep NV                                                                        186,100                          8,244,666
                                                                                                           --------------------
                                                                                                                    27,750,014
                                                                                                           --------------------
Multimedia (1.13%)
Reuters Group PLC                                                                   446,800                          3,811,247
Vivendi                                                                             179,200                          6,786,215
                                                                                                           --------------------
                                                                                                                    10,597,462
                                                                                                           --------------------
Office Automation & Equipment (1.01%)
Canon Inc                                                                           120,500                          6,449,021
Neopost SA                                                                           15,140                          1,851,243
Ricoh Co Ltd                                                                         60,000                          1,183,048
                                                                                                           --------------------
                                                                                                                     9,483,312
                                                                                                           --------------------
Oil - Field Services (0.22%)
Petroleum Geo-Services ASA (a)                                                       36,200                          2,105,826
                                                                                                           --------------------

Oil Company - Exploration & Production (0.59%)
CNOOC Ltd                                                                         1,916,000                          1,610,571
Norsk Hydro ASA                                                                     131,500                          3,020,643
Woodside Petroleum Ltd                                                               30,900                            897,894
                                                                                                           --------------------
                                                                                                                     5,529,108
                                                                                                           --------------------

Oil Company - Integrated (6.40%)
BG Group PLC                                                                        689,900                          9,151,386
BP PLC                                                                            1,849,700                         20,567,117
ENI SpA                                                                             288,100                          8,689,185
OMV AG                                                                               59,620                          3,240,945
Repsol YPF SA                                                                        34,400                          1,141,574
Royal Dutch Shell PLC - A Shares                                                    178,300                          6,182,282
Royal Dutch Shell PLC - B Shares                                                     84,304                          3,019,586
Total SA                                                                            121,850                          8,250,552
                                                                                                           --------------------
                                                                                                                    60,242,627
                                                                                                           --------------------
Oil Refining & Marketing (0.67%)
Nippon Mining Holdings Inc                                                          289,000                          2,155,998
Nippon Oil Corp                                                                     382,000                          2,836,755
Singapore Petroleum Co Ltd                                                          451,000                          1,314,928
                                                                                                           --------------------
                                                                                                                     6,307,681
                                                                                                           --------------------
Paper & Related Products (0.30%)
PaperlinX Ltd                                                                        31,200                             99,474
UPM-Kymmene Oyj                                                                     105,900                          2,688,455
                                                                                                           --------------------
                                                                                                                     2,787,929
                                                                                                           --------------------
Photo Equipment & Supplies (0.20%)
FUJIFILM Holdings Corp                                                               51,200                          1,896,701
                                                                                                           --------------------

Power Converter & Supply Equipment (0.80%)
Schneider Electric SA                                                                28,300                          2,940,241
Vestas Wind Systems A/S (a)                                                         162,350                          4,573,435
                                                                                                           --------------------
                                                                                                                     7,513,676
                                                                                                           --------------------
Property & Casualty Insurance (0.62%)
QBE Insurance Group Ltd                                                             176,718                          3,377,805
Sompo Japan Insurance Inc                                                           188,000                          2,496,931
                                                                                                           --------------------
                                                                                                                     5,874,736
                                                                                                           --------------------
Property Trust (0.25%)
Westfield Group                                                                     162,500                          2,342,734
                                                                                                           --------------------

Publishing - Books (0.35%)
Reed Elsevier PLC                                                                   286,900                          3,266,694
                                                                                                           --------------------

Real Estate Magagement & Services (0.60%)
Mitsubishi Estate Co Ltd                                                            160,000                          3,823,994
Pirelli & C Real Estate SpA                                                          27,210                          1,779,895
                                                                                                           --------------------
                                                                                                                     5,603,889
                                                                                                           --------------------
Real Estate Operator & Developer (1.21%)
British Land Co PLC                                                                 183,000                          5,217,901
Cheung Kong Holdings Ltd                                                            244,000                          2,653,180
Mitsui Fudosan Co Ltd                                                                77,000                          1,892,877
Sumitomo Realty & Development Co Ltd                                                 50,000                          1,655,926
                                                                                                           --------------------
                                                                                                                    11,419,884
                                                                                                           --------------------
Recreational Vehicles (0.06%)
Yamaha Motor Co Ltd                                                                  20,100                            549,016
                                                                                                           --------------------

Reinsurance (0.42%)
Muenchener Rueckversicherungs AG                                                     24,500                          3,964,505
                                                                                                           --------------------

REITS - Diversified (0.33%)
Ascendas Real Estate Investment Trust                                               878,000                          1,223,556
Rodamco Europe NV                                                                    16,100                          1,862,798
                                                                                                           --------------------
                                                                                                                     3,086,354
                                                                                                           --------------------

Retail - Apparel & Shoe (0.27%)
Inditex SA                                                                           53,000                          2,534,053
                                                                                                           --------------------

Retail - Consumer Electronics (0.38%)
DSG International PLC                                                               499,100                          2,070,382
Yamada Denki Co Ltd                                                                  15,400                          1,530,075
                                                                                                           --------------------
                                                                                                                     3,600,457
                                                                                                           --------------------
Retail - Jewelry (0.37%)
Compagnie Financiere Richemont AG                                                    70,100                          3,468,790
                                                                                                           --------------------

Retail - Major Department Store (0.69%)
Marks & Spencer Group PLC                                                           336,500                          4,213,309
PPR                                                                                  15,500                          2,312,695
                                                                                                           --------------------
                                                                                                                     6,526,004
                                                                                                           --------------------
Retail - Miscellaneous/Diversified (0.45%)
Aeon Co Ltd                                                                         105,600                          2,483,274
UNY Co Ltd                                                                          142,000                          1,780,530
                                                                                                           --------------------
                                                                                                                     4,263,804
                                                                                                           --------------------
Retail - Restaurants (0.17%)
Whitbread PLC                                                                        58,940                          1,574,896
                                                                                                           --------------------

Retail - Sporting Goods (0.12%)
Alpen Co Ltd                                                                         36,300                          1,090,658
                                                                                                           --------------------

Rubber - Tires (0.19%)
Continental AG                                                                       16,350                          1,827,866
                                                                                                           --------------------

Rubber & Vinyl (0.36%)
JSR Corp                                                                            134,700                          3,380,291
                                                                                                           --------------------

Satellite Telecommunications (0.21%)
SES Global SA                                                                       126,300                          1,936,058
                                                                                                           --------------------

Soap & Cleaning Products (0.61%)
Reckitt Benckiser PLC                                                               132,000                          5,742,524
                                                                                                           --------------------

Steel - Producers (0.82%)
JFE Holdings Inc                                                                     40,200                          1,612,735
Mittal Steel Co NV                                                                   99,700                          4,282,056
Nippon Steel Corp                                                                   451,000                          1,832,410
                                                                                                           --------------------
                                                                                                                     7,727,201
                                                                                                           --------------------
Steel - Specialty (0.19%)
Hitachi Metals Ltd                                                                  173,000                          1,786,778
                                                                                                           --------------------

Telecommunication Equipment (0.42%)
Foxconn International Holdings Ltd (a)                                              451,000                          1,498,454
Tandberg ASA                                                                        213,300                          2,462,051
                                                                                                           --------------------
                                                                                                                     3,960,505
                                                                                                           --------------------
Telecommunication Services (1.24%)
Cable & Wireless PLC                                                                998,200                          2,789,066
Fastweb                                                                              35,560                          1,762,387
Neuf Cegetel (a)                                                                     11,500                            347,137
Tele2 AB                                                                            289,400                          3,045,725
Telenor ASA                                                                         235,100                          3,711,093
                                                                                                           --------------------
                                                                                                                    11,655,408
                                                                                                           --------------------

Telephone - Integrated (1.77%)
Nippon Telegraph & Telephone Corp                                                       313                          1,573,616
Royal KPN NV                                                                        429,700                          5,742,277
Telecom Italia SpA RNC                                                              850,300                          2,148,867
Telefonica SA                                                                       374,700                          7,221,588
                                                                                                           --------------------
                                                                                                                    16,686,348
                                                                                                           --------------------
Television (0.54%)
ITV PLC                                                                           1,201,700                          2,417,977
Modern Times Group - B Shares                                                        27,300                          1,572,659
Television Broadcasts Ltd                                                           197,000                          1,129,295
                                                                                                           --------------------
                                                                                                                     5,119,931
                                                                                                           --------------------
Textile - Products (0.11%)
Toray Industries Inc                                                                143,000                          1,028,970
                                                                                                           --------------------

Tobacco (1.40%)
British American Tobacco PLC                                                        219,900                          5,993,232
Imperial Tobacco Group PLC                                                           95,200                          3,371,727
Japan Tobacco Inc                                                                       869                          3,782,937
                                                                                                           --------------------
                                                                                                                    13,147,896
                                                                                                           --------------------
Toys (0.60%)
Nintendo Co Ltd                                                                      27,600                          5,635,201
                                                                                                           --------------------

Transport - Marine (0.71%)
Iino Kaiun Kaisha Ltd                                                               127,000                          1,104,631
Kawasaki Kisen Kaisha Ltd (b)                                                       475,000                          3,373,309
Mitsui OSK Lines Ltd                                                                264,000                          2,197,089
                                                                                                           --------------------
                                                                                                                     6,675,029
                                                                                                           --------------------
Transport - Rail (0.40%)
East Japan Railway Co                                                                   540                          3,770,390
                                                                                                           --------------------

Water (0.49%)
Veolia Environnement                                                                 75,200                          4,604,258
                                                                                                           --------------------

Web Portals (0.32%)
United Internet AG                                                                  197,930                          3,021,446
                                                                                                           --------------------

Wire & Cable Products (0.43%)
Furukawa Electric Co Ltd                                                            114,000                            812,513
Sumitomo Electric Industries Ltd                                                    232,000                          3,279,348
                                                                                                           --------------------
                                                                                                                     4,091,861
                                                                                                           --------------------
Wireless Equipment (0.68%)
Nokia OYJ                                                                           224,850                          4,462,676
Telefonaktiebolaget LM Ericsson                                                     507,700                          1,926,355
                                                                                                           --------------------
                                                                                                                     6,389,031
                                                                                                           --------------------
TOTAL COMMON STOCKS                                                                                     $          892,751,394
                                                                                                           --------------------
PREFERRED STOCKS (0.59%)
Auto - Car & Light Trucks (0.29%)
Porsche AG                                                                            2,350                          2,739,627
                                                                                                           --------------------

Dialysis Centers (0.30%)
Fresenius AG                                                                         14,855                          2,777,681
                                                                                                           --------------------
TOTAL PREFERRED STOCKS                                                                                  $            5,517,308
                                                                                                           --------------------

                                                                    Principal
                                                                      Amount                                      Value
                                                                 --------------------------- ------------- --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.16%)
U.S. Treasury Bill (0.16%)
4.855%, 12/ 7/2006 (b)(c)                                                           570,000                            567,164
4.955%, 1/11/2007 (c)                                                               950,000                            940,763
                                                                                                           --------------------
                                                                                                                     1,507,927
                                                                                                           --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                   $            1,507,927
                                                                                                           --------------------
MONEY MARKET FUNDS (0.98%)
Money Center Banks (0.98%)
BNY Institutional Cash Reserve Fund (d)                                           9,271,000                          9,271,000
                                                                                                           --------------------
TOTAL MONEY MARKET FUNDS                                                                                $            9,271,000
                                                                                                           --------------------
Total Investments                                                                                       $          909,047,629
Other Assets in Excess of Liabilities, Net - 3.42%                                                                  32,181,575
                                                                                                           --------------------
TOTAL NET ASSETS - 100.00%                                                                              $          941,229,204
                                                                                                           ====================
                                                                                                           --------------------

                                                                                                           ====================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,458,176 or 0.15% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          139,525,120
Unrealized Depreciation                                  (9,531,605)
                                                 --------------------
Net Unrealized Appreciation (Depreciation)               129,993,515
Cost for federal income tax purposes                     779,054,114


                                SCHEDULE OF FUTURES CONTRACTS
                                                          Current   Unrealized
                                Number of   Original       Market  Appreciation/
Type                            Contracts     Value        Value  (Depreciation)
------------------------------- ------------------------------------------------
Buy:
DJ Euro Stoxx 50; December 2006    162     $7,895,732  $8,295,604       $399,872
FTSE 100 Index; December 2006      104     11,747,617  12,179,814        432,197
Topix Index; December 2006         77      10,768,566  10,604,712      (163,854)

Portfolio Summary (unaudited)
-------------------------------------------------------------
Country                                              Percent
-------------------------------------------------------------
Japan                                                 21.80%
United Kingdom                                        21.57%
France                                                 8.32%
Switzerland                                            7.58%
Germany                                                7.28%
Australia                                              5.13%
Italy                                                  4.87%
Netherlands                                            4.43%
Spain                                                  3.46%
Norway                                                 2.03%
Finland                                                1.68%
Hong Kong                                              1.68%
Sweden                                                 1.52%
United States                                          1.14%
Ireland                                                1.03%
Singapore                                              0.91%
Austria                                                0.73%
Denmark                                                0.49%
Belgium                                                0.33%
Greece                                                 0.23%
Luxembourg                                             0.21%
China                                                  0.16%
Other Assets in Excess of Liabilities, Net             3.42%
                                            -----------------
TOTAL NET ASSETS                                     100.00%
                                            =================

Other Assets Summary (unaudited)
---------------------------------------- --------------------
Asset Type                                           Percent
---------------------------------------- --------------------
Currency Contracts                                     3.22%
Futures                                                3.30%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS

  Foreign Currency   Delivery    Contracts    In           Value  Net Unrealized
 Purchase Contracts    Date      to Accept    Exchange             Appreciation
                                                 For
------------------------------- ------------- ---------- ---------------------

------------------------------- ------------- ---------- ---------------------
Euro                11/15/2006     6,210,891  $8,000,000 $7,933,646 $(66,354)
British Pound       11/15/2006     6,333,444  12,000,000 12,080,271    80,271
Japanese Yen        11/15/2006  1,202,917,000 10,500,000 10,291,062 (208,938)

Schedule of Investments
October 31, 2006
Partners LargeCap Blend Fund
                                                                                   Shares
                                                                                    Held                        Value
                                                                --------------------------- ------------- --------------------
COMMON STOCKS (99.20%)
Advertising Sales (0.23%)
Lamar Advertising Co (a)                                                            37,600             $            2,168,768
                                                                                                          --------------------

Aerospace & Defense (1.28%)
Boeing Co                                                                           44,900                          3,585,714
General Dynamics Corp                                                               30,940                          2,199,834
Northrop Grumman Corp                                                                1,400                             92,946
Raytheon Co                                                                         58,200                          2,907,090
Rockwell Collins Inc                                                                57,300                          3,327,984
                                                                                                          --------------------
                                                                                                                   12,113,568
                                                                                                          --------------------
Aerospace & Defense Equipment (0.31%)
United Technologies Corp                                                            45,100                          2,963,972
                                                                                                          --------------------

Agricultural Chemicals (0.33%)
Monsanto Co                                                                         45,000                          1,989,900
Potash Corp of Saskatchewan (b)                                                      9,000                          1,124,100
                                                                                                          --------------------
                                                                                                                    3,114,000
                                                                                                          --------------------
Airlines (0.21%)
Southwest Airlines Co                                                              132,600                          1,992,978
                                                                                                          --------------------

Applications Software (2.49%)
Microsoft Corp                                                                     728,400                         20,912,364
Red Hat Inc (a)(b)                                                                 162,400                          2,660,112
                                                                                                          --------------------
                                                                                                                   23,572,476
                                                                                                          --------------------
Athletic Footwear (0.14%)
Nike Inc (b)                                                                        14,500                          1,332,260
                                                                                                          --------------------

Audio & Video Products (0.07%)
Harman International Industries Inc                                                  6,900                            706,215
                                                                                                          --------------------

Beverages - Non-Alcoholic (1.78%)
Coca-Cola Co/The                                                                   178,400                          8,334,848
Coca-Cola Enterprises Inc                                                           32,500                            650,975
PepsiCo Inc                                                                        123,600                          7,841,184
                                                                                                          --------------------
                                                                                                                   16,827,007
                                                                                                          --------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                              63,700                          3,020,654
                                                                                                          --------------------

Broadcasting Services & Programming (0.15%)
Liberty Media Holding Corp - Capital (a)                                            15,795                          1,406,703
                                                                                                          --------------------

Building - Residential & Commercial (0.31%)
DR Horton Inc                                                                       37,900                            887,997
Lennar Corp                                                                         35,100                          1,666,548
Standard-Pacific Corp                                                               15,500                            375,565
                                                                                                          --------------------
                                                                                                                    2,930,110
                                                                                                          --------------------
Building Products - Air & Heating (0.17%)
American Standard Cos Inc (b)                                                       36,200                          1,603,298
                                                                                                          --------------------


Building Products - Wood (0.15%)
Masco Corp                                                                          51,700                          1,429,505
                                                                                                          --------------------

Cable TV (1.10%)
Comcast Corp (a)(b)                                                                147,800                          6,011,026
EchoStar Communications Corp (a)                                                    53,700                          1,907,424
Rogers Communications Inc (b)                                                       42,300                          2,530,386
                                                                                                          --------------------
                                                                                                                   10,448,836
                                                                                                          --------------------
Casino Hotels (0.32%)
Harrah's Entertainment Inc                                                          14,200                          1,055,486
Wynn Resorts Ltd (a)(b)                                                             27,400                          2,014,996
                                                                                                          --------------------
                                                                                                                    3,070,482
                                                                                                          --------------------
Casino Services (0.30%)
International Game Technology                                                       67,300                          2,860,923
                                                                                                          --------------------

Cellular Telecommunications (0.10%)
Alltel Corp                                                                         18,300                            975,573
                                                                                                          --------------------

Chemicals - Diversified (0.71%)
Dow Chemical Co/The                                                                 76,700                          3,128,593
EI Du Pont de Nemours & Co                                                          77,700                          3,558,660
                                                                                                          --------------------
                                                                                                                    6,687,253
                                                                                                          --------------------
Chemicals - Specialty (0.16%)
Ecolab Inc                                                                          25,400                          1,151,890
Sigma-Aldrich Corp                                                                   5,400                            405,594
                                                                                                          --------------------
                                                                                                                    1,557,484
                                                                                                          --------------------
Coal (0.15%)
Consol Energy Inc                                                                   40,200                          1,422,678
                                                                                                          --------------------

Commercial Banks (0.71%)
First Horizon National Corp (b)                                                     76,100                          2,992,252
Synovus Financial Corp                                                             126,500                          3,716,570
                                                                                                          --------------------
                                                                                                                    6,708,822
                                                                                                          --------------------
Commercial Services - Finance (0.39%)
H&R Block Inc                                                                       46,500                          1,016,490
Moody's Corp                                                                        20,400                          1,352,520
Western Union Co/The                                                                61,800                          1,362,690
                                                                                                          --------------------
                                                                                                                    3,731,700
                                                                                                          --------------------
Computer Aided Design (0.21%)
Autodesk Inc (a)                                                                    53,900                          1,980,825
                                                                                                          --------------------

Computer Services (0.10%)
Affiliated Computer Services Inc (a)(b)                                             18,000                            962,640
                                                                                                          --------------------

Computers (3.09%)
Apple Computer Inc (a)                                                             127,700                         10,353,916
Dell Inc (a)(b)                                                                    276,100                          6,717,513
Hewlett-Packard Co                                                                  91,300                          3,536,962
International Business Machines Corp                                                14,900                          1,375,717
Sun Microsystems Inc (a)                                                         1,337,200                          7,260,996
                                                                                                          --------------------
                                                                                                                   29,245,104
                                                                                                          --------------------
Computers - Memory Devices (0.27%)
EMC Corp/Massachusetts (a)                                                         134,300                          1,645,175
Network Appliance Inc (a)(b)                                                        23,800                            868,700
                                                                                                          --------------------
                                                                                                                    2,513,875
                                                                                                          --------------------

Consulting Services (0.21%)
Accenture Ltd                                                                       60,400                          1,987,764
                                                                                                          --------------------

Consumer Products - Miscellaneous (0.36%)
Clorox Co                                                                           11,500                            742,440
Fortune Brands Inc                                                                  10,700                            823,365
Kimberly-Clark Corp                                                                 28,000                          1,862,560
                                                                                                          --------------------
                                                                                                                    3,428,365
                                                                                                          --------------------
Cosmetics & Toiletries (2.41%)
Avon Products Inc                                                                   73,600                          2,238,176
Colgate-Palmolive Co                                                                38,400                          2,456,448
Procter & Gamble Co                                                                286,057                         18,133,153
                                                                                                          --------------------
                                                                                                                   22,827,777
                                                                                                          --------------------
Cruise Lines (0.17%)
Carnival Corp                                                                       33,100                          1,615,942
                                                                                                          --------------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc (b)                                                   62,800                          3,104,832
First Data Corp                                                                     61,800                          1,498,650
NAVTEQ Corp (a)(b)                                                                  26,100                            866,520
                                                                                                          --------------------
                                                                                                                    5,470,002
                                                                                                          --------------------
Disposable Medical Products (0.07%)
CR Bard Inc                                                                          8,300                            680,268
                                                                                                          --------------------

Distribution & Wholesale (0.18%)
Fastenal Co (b)                                                                     12,200                            490,928
Genuine Parts Co (b)                                                                26,800                          1,219,936
                                                                                                          --------------------
                                                                                                                    1,710,864
                                                                                                          --------------------
Diversified Manufacturing Operations (6.77%)
3M Co                                                                               76,300                          6,015,492
Danaher Corp (b)                                                                    77,700                          5,576,529
Eaton Corp                                                                          12,900                            934,347
General Electric Co                                                                835,500                         29,334,405
Honeywell International Inc                                                        122,500                          5,159,700
Illinois Tool Works Inc (b)                                                        105,300                          5,047,029
ITT Corp                                                                            12,800                            696,192
Tyco International Ltd                                                             384,400                         11,312,892
                                                                                                          --------------------
                                                                                                                   64,076,586
                                                                                                          --------------------
Diversified Minerals (0.19%)
BHP Billiton Ltd ADR (b)                                                            41,900                          1,783,683
                                                                                                          --------------------

Drug Delivery Systems (0.14%)
Hospira Inc (a)                                                                     36,200                          1,315,870
                                                                                                          --------------------

E-Commerce - Products (0.37%)
Amazon.Com Inc (a)(b)                                                               92,300                          3,515,707
                                                                                                          --------------------

Electric - Generation (0.28%)
AES Corp/The (a)(b)                                                                121,800                          2,678,382
                                                                                                          --------------------

Electric - Integrated (2.38%)
American Electric Power Co Inc                                                      14,800                            613,164
Constellation Energy Group Inc                                                      24,000                          1,497,600
Duke Energy Corp                                                                   139,800                          4,423,272
Edison International                                                                51,900                          2,306,436
Entergy Corp                                                                        48,300                          4,145,589
Exelon Corp                                                                         84,200                          5,218,716
Electric - Integrated
Pinnacle West Capital Corp                                                          20,000                            956,200
PPL Corp                                                                            70,800                          2,444,016
TECO Energy Inc                                                                     56,500                            931,685
                                                                                                          --------------------
                                                                                                                   22,536,678
                                                                                                          --------------------
Electronic Components - Miscellaneous (0.22%)
Flextronics International Ltd (a)                                                   58,200                            675,120
Jabil Circuit Inc (b)                                                               50,600                          1,452,726
                                                                                                          --------------------
                                                                                                                    2,127,846
                                                                                                          --------------------
Electronic Components - Semiconductors (1.66%)
Advanced Micro Devices Inc (a)                                                      86,300                          1,835,601
Broadcom Corp (a)                                                                   46,600                          1,410,582
Intel Corp                                                                         464,000                          9,901,760
Nvidia Corp (a)                                                                     49,100                          1,712,117
Xilinx Inc                                                                          31,800                            811,218
                                                                                                          --------------------
                                                                                                                   15,671,278
                                                                                                          --------------------
Electronic Measurement Instruments (0.06%)
Tektronix Inc                                                                       17,400                            528,438
                                                                                                          --------------------

Engineering - Research & Development Services (0.07%)
Fluor Corp (b)                                                                       8,200                            643,126
                                                                                                          --------------------

Enterprise Software & Services (0.16%)
Oracle Corp (a)                                                                     84,100                          1,553,327
                                                                                                          --------------------

Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                                                          22,000                          1,163,580
                                                                                                          --------------------

Fiduciary Banks (0.57%)
Investors Financial Services Corp                                                   35,700                          1,403,724
State Street Corp                                                                   62,700                          4,027,221
                                                                                                          --------------------
                                                                                                                    5,430,945
                                                                                                          --------------------
Filtration & Separation Products (0.09%)
Pall Corp                                                                           25,600                            816,640
                                                                                                          --------------------

Finance - Consumer Loans (0.36%)
SLM Corp                                                                            69,300                          3,373,524
                                                                                                          --------------------

Finance - Credit Card (0.42%)
American Express Co                                                                 69,400                          4,012,014
                                                                                                          --------------------

Finance - Investment Banker & Broker (6.42%)
Citigroup Inc                                                                      372,500                         18,684,600
E*Trade Financial Corp (a)                                                         161,500                          3,759,720
Goldman Sachs Group Inc                                                             45,000                          8,540,550
JPMorgan Chase & Co                                                                318,128                         15,091,992
Lehman Brothers Holdings Inc                                                        67,000                          5,215,280
Merrill Lynch & Co Inc                                                              17,100                          1,494,882
Morgan Stanley                                                                      95,500                          7,299,065
TD Ameritrade Holding Corp                                                          41,700                            686,799
                                                                                                          --------------------
                                                                                                                   60,772,888
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (0.77%)
Countrywide Financial Corp                                                         108,100                          4,120,772
Freddie Mac                                                                         45,700                          3,152,843
                                                                                                          --------------------
                                                                                                                    7,273,615
                                                                                                          --------------------

Finance - Other Services (0.46%)
Chicago Mercantile Exchange Holdings Inc (b)                                         8,770                          4,393,770
                                                                                                          --------------------

Food - Miscellaneous/Diversified (0.49%)
General Mills Inc                                                                   44,100                          2,505,762
Kellogg Co                                                                          34,700                          1,745,757
Sara Lee Corp                                                                       21,400                            365,940
                                                                                                          --------------------
                                                                                                                    4,617,459
                                                                                                          --------------------
Food - Retail (0.11%)
Kroger Co/The                                                                       31,600                            710,684
Whole Foods Market Inc                                                               4,500                            287,280
                                                                                                          --------------------
                                                                                                                      997,964
                                                                                                          --------------------
Food - Wholesale & Distribution (0.25%)
Sysco Corp (b)                                                                      66,400                          2,322,672
                                                                                                          --------------------

Forestry (0.15%)
Weyerhaeuser Co                                                                     22,200                          1,411,698
                                                                                                          --------------------

Gas - Distribution (0.26%)
AGL Resources Inc                                                                   33,300                          1,248,750
NiSource Inc                                                                        53,100                          1,235,637
                                                                                                          --------------------
                                                                                                                    2,484,387
                                                                                                          --------------------
Gold Mining (0.19%)
Newmont Mining Corp (b)                                                             39,800                          1,801,746
                                                                                                          --------------------

Hotels & Motels (0.22%)
Marriott International Inc (b)                                                      40,300                          1,683,331
Wyndham Worldwide Corp (a)                                                          15,020                            443,090
                                                                                                          --------------------
                                                                                                                    2,126,421
                                                                                                          --------------------
Human Resources (0.23%)
Monster Worldwide Inc (a)(b)                                                        36,100                          1,462,411
Robert Half International Inc (b)                                                   19,100                            698,105
                                                                                                          --------------------
                                                                                                                    2,160,516
                                                                                                          --------------------
Identification Systems - Development (0.02%)
Symbol Technologies Inc                                                             12,100                            180,653
                                                                                                          --------------------

Independent Power Producer (0.28%)
Dynegy Inc (a)                                                                     125,100                            760,608
Mirant Corp (a)                                                                     36,800                          1,088,176
NRG Energy Inc (a)(b)                                                               16,500                            794,475
                                                                                                          --------------------
                                                                                                                    2,643,259
                                                                                                          --------------------
Industrial Gases (0.02%)
Praxair Inc                                                                          3,200                            192,800
                                                                                                          --------------------

Instruments - Controls (0.14%)
Thermo Electron Corp (a)                                                            31,700                          1,358,979
                                                                                                          --------------------

Instruments - Scientific (0.12%)
Fisher Scientific International Inc (a)                                              8,800                            753,456
Waters Corp (a)                                                                      8,500                            423,300
                                                                                                          --------------------
                                                                                                                    1,176,756
                                                                                                          --------------------
Insurance Brokers (0.39%)
Marsh & McLennan Cos Inc                                                            85,300                          2,511,232
Willis Group Holdings Ltd (b)                                                       30,500                          1,159,915
                                                                                                          --------------------
                                                                                                                    3,671,147
                                                                                                          --------------------

Internet Content - Information & News (0.03%)
CNET Networks Inc (a)(b)                                                            28,200                            252,108
                                                                                                          --------------------

Internet Security (0.55%)
Checkfree Corp (a)(b)                                                               10,800                            426,384
McAfee Inc (a)                                                                      82,600                          2,389,618
VeriSign Inc (a)(b)                                                                114,600                          2,369,928
                                                                                                          --------------------
                                                                                                                    5,185,930
                                                                                                          --------------------
Investment Management & Advisory Services (0.87%)
Affiliated Managers Group Inc (a)(b)                                                19,200                          1,922,688
Ameriprise Financial Inc                                                            48,700                          2,508,050
Franklin Resources Inc                                                              18,400                          2,096,864
Legg Mason Inc (b)                                                                  18,900                          1,701,378
                                                                                                          --------------------
                                                                                                                    8,228,980
                                                                                                          --------------------
Leisure & Recreation Products (0.06%)
Brunswick Corp (b)                                                                  17,100                            538,650
                                                                                                          --------------------

Life & Health Insurance (0.88%)
Cigna Corp                                                                          23,800                          2,784,124
Prudential Financial Inc                                                            72,100                          5,546,653
                                                                                                          --------------------
                                                                                                                    8,330,777
                                                                                                          --------------------
Machinery - Construction & Mining (0.11%)
Caterpillar Inc                                                                     12,300                            746,733
Joy Global Inc                                                                       6,600                            258,126
                                                                                                          --------------------
                                                                                                                    1,004,859
                                                                                                          --------------------
Medical - Biomedical/Gene (1.19%)
Amgen Inc (a)                                                                       94,600                          7,181,086
Biogen Idec Inc (a)                                                                 33,200                          1,580,320
Celgene Corp (a)(b)                                                                 26,200                          1,400,128
Genentech Inc (a)(b)                                                                 9,200                            766,360
Genzyme Corp (a)                                                                     5,700                            384,807
                                                                                                          --------------------
                                                                                                                   11,312,701
                                                                                                          --------------------
Medical - Drugs (4.63%)
Abbott Laboratories                                                                 85,200                          4,047,852
Allergan Inc                                                                        20,200                          2,333,100
Bristol-Myers Squibb Co                                                             23,600                            584,100
Cephalon Inc (a)(b)                                                                  8,800                            617,584
Eli Lilly & Co                                                                      87,800                          4,917,678
Merck & Co Inc                                                                     172,300                          7,825,866
Pfizer Inc                                                                         562,000                         14,977,300
Schering-Plough Corp                                                               105,100                          2,326,914
Sepracor Inc (a)(b)                                                                  4,800                            248,448
Shire PLC ADR                                                                        9,000                            493,650
Wyeth                                                                              106,300                          5,424,489
                                                                                                          --------------------
                                                                                                                   43,796,981
                                                                                                          --------------------
Medical - Generic Drugs (0.14%)
Barr Pharmaceuticals Inc (a)                                                        25,300                          1,324,961
                                                                                                          --------------------

Medical - HMO (1.31%)
Aetna Inc                                                                           88,400                          3,643,848
Coventry Health Care Inc (a)                                                        19,100                            896,745
UnitedHealth Group Inc                                                             111,100                          5,419,458
WellPoint Inc (a)(b)                                                                32,500                          2,480,400
                                                                                                          --------------------
                                                                                                                   12,440,451
                                                                                                          --------------------

Medical - Nursing Homes (0.08%)
Manor Care Inc                                                                      15,800                            758,242
                                                                                                          --------------------

Medical - Wholesale Drug Distribution (0.10%)
Cardinal Health Inc                                                                 15,100                            988,295
                                                                                                          --------------------

Medical Instruments (1.00%)
Boston Scientific Corp (a)                                                         158,900                          2,528,099
Medtronic Inc                                                                      106,100                          5,164,948
St Jude Medical Inc (a)                                                             52,700                          1,810,245
                                                                                                          --------------------
                                                                                                                    9,503,292
                                                                                                          --------------------
Medical Products (1.93%)
Baxter International Inc                                                            49,500                          2,275,515
Johnson & Johnson                                                                  208,500                         14,052,900
Stryker Corp                                                                        11,700                            611,793
Zimmer Holdings Inc (a)(b)                                                          17,900                          1,288,979
                                                                                                          --------------------
                                                                                                                   18,229,187
                                                                                                          --------------------
Metal - Aluminum (0.16%)
Alcoa Inc                                                                           52,300                          1,511,993
                                                                                                          --------------------

Multi-Line Insurance (2.97%)
American International Group Inc                                                   242,300                         16,275,291
Genworth Financial Inc                                                              53,100                          1,775,664
Hartford Financial Services Group Inc                                               45,200                          3,940,084
Loews Corp                                                                          24,100                            937,972
Metlife Inc                                                                         64,600                          3,690,598
XL Capital Ltd (b)                                                                  20,700                          1,460,385
                                                                                                          --------------------
                                                                                                                   28,079,994
                                                                                                          --------------------
Multimedia (1.64%)
EW Scripps Co                                                                        7,800                            385,788
McGraw-Hill Cos Inc/The                                                             20,300                          1,302,651
Meredith Corp (b)                                                                    5,200                            273,000
News Corp                                                                           67,100                          1,399,035
Time Warner Inc                                                                    243,100                          4,864,431
Viacom Inc (a)                                                                      84,300                          3,280,956
Walt Disney Co                                                                     126,800                          3,989,128
                                                                                                          --------------------
                                                                                                                   15,494,989
                                                                                                          --------------------
Networking Products (1.74%)
Cisco Systems Inc (a)                                                              463,000                         11,172,190
Juniper Networks Inc (a)(b)                                                        306,600                          5,279,652
                                                                                                          --------------------
                                                                                                                   16,451,842
                                                                                                          --------------------
Non-Hazardous Waste Disposal (0.40%)
Republic Services Inc                                                               56,100                          2,300,661
Waste Management Inc                                                                38,600                          1,446,728
                                                                                                          --------------------
                                                                                                                    3,747,389
                                                                                                          --------------------
Office Automation & Equipment (0.17%)
Pitney Bowes Inc                                                                    34,700                          1,620,837
                                                                                                          --------------------

Office Supplies & Forms (0.13%)
Avery Dennison Corp                                                                 20,100                          1,269,114
                                                                                                          --------------------

Oil - Field Services (1.40%)
Baker Hughes Inc                                                                    39,500                          2,727,475
BJ Services Co                                                                      38,300                          1,155,128
Halliburton Co                                                                      19,700                            637,295

Oil - Field Services
Schlumberger Ltd                                                                   138,100                          8,711,348
                                                                                                          --------------------
                                                                                                                   13,231,246
                                                                                                          --------------------
Oil & Gas Drilling (0.50%)
Nabors Industries Ltd (a)(b)                                                        38,400                          1,185,792
Transocean Inc (a)(b)                                                               48,400                          3,510,936
                                                                                                          --------------------
                                                                                                                    4,696,728
                                                                                                          --------------------
Oil Company - Exploration & Production (0.90%)
Anadarko Petroleum Corp                                                             29,900                          1,387,958
Devon Energy Corp                                                                   20,600                          1,376,904
EOG Resources Inc                                                                   24,700                          1,643,291
Murphy Oil Corp                                                                     53,600                          2,527,776
XTO Energy Inc                                                                      33,966                          1,584,854
                                                                                                          --------------------
                                                                                                                    8,520,783
                                                                                                          --------------------
Oil Company - Integrated (5.77%)
Chevron Corp                                                                       169,400                         11,383,680
ConocoPhillips                                                                      92,000                          5,542,080
Exxon Mobil Corp                                                                   477,600                         34,110,192
Occidental Petroleum Corp                                                           36,200                          1,699,228
Total SA ADR                                                                        27,600                          1,880,664
                                                                                                          --------------------
                                                                                                                   54,615,844
                                                                                                          --------------------
Oil Field Machinery & Equipment (0.42%)
FMC Technologies Inc (a)                                                            24,200                          1,462,890
Grant Prideco Inc (a)                                                               49,300                          1,862,061
National Oilwell Varco Inc (a)(b)                                                   10,100                            610,040
                                                                                                          --------------------
                                                                                                                    3,934,991
                                                                                                          --------------------
Oil Refining & Marketing (0.21%)
Valero Energy Corp                                                                  37,600                          1,967,608
                                                                                                          --------------------

Optical Supplies (0.09%)
Alcon Inc                                                                            8,200                            869,856
                                                                                                          --------------------

Paper & Related Products (0.28%)
Bowater Inc (b)                                                                     19,800                            414,018
International Paper Co                                                              67,100                          2,237,785
                                                                                                          --------------------
                                                                                                                    2,651,803
                                                                                                          --------------------
Pharmacy Services (0.79%)
Caremark Rx Inc                                                                     39,700                          1,954,431
Express Scripts Inc (a)                                                             29,800                          1,898,856
Medco Health Solutions Inc (a)                                                      38,300                          2,049,050
Omnicare Inc (b)                                                                    40,500                          1,534,140
                                                                                                          --------------------
                                                                                                                    7,436,477
                                                                                                          --------------------
Pipelines (0.43%)
Williams Cos Inc                                                                   165,300                          4,038,279
                                                                                                          --------------------

Property & Casualty Insurance (0.41%)
Progressive Corp/The                                                                51,000                          1,232,670
St Paul Travelers Cos Inc/The                                                       51,471                          2,631,712
                                                                                                          --------------------
                                                                                                                    3,864,382
                                                                                                          --------------------
Publishing - Newspapers (0.28%)
Dow Jones & Co Inc                                                                  10,900                            382,481
Gannett Co Inc                                                                      19,000                          1,123,660
Tribune Co (b)                                                                      22,800                            759,924
Washington Post Co/The                                                                 500                            376,550
                                                                                                          --------------------
                                                                                                                    2,642,615
                                                                                                          --------------------

Real Estate Magagement & Services (0.00%)
Realogy Corp (a)                                                                       143                              3,686
                                                                                                          --------------------

Regional Banks (5.23%)
Bank of America Corp                                                               391,370                         21,083,102
Fifth Third Bancorp                                                                114,700                          4,570,795
SunTrust Banks Inc (b)                                                              57,500                          4,541,925
US Bancorp                                                                         217,700                          7,366,968
Wells Fargo & Co                                                                   329,600                         11,961,184
                                                                                                          --------------------
                                                                                                                   49,523,974
                                                                                                          --------------------
Reinsurance (0.10%)
Axis Capital Holdings Ltd                                                           30,000                            985,500
                                                                                                          --------------------

REITS - Apartments (0.30%)
Archstone-Smith Trust                                                               47,500                          2,859,975
                                                                                                          --------------------

REITS - Diversified (0.03%)
Potlatch Corp                                                                        7,663                            311,118
                                                                                                          --------------------

REITS - Mortgage (0.20%)
CapitalSource Inc (b)                                                               67,146                          1,862,630
                                                                                                          --------------------

REITS - Office Property (0.36%)
Boston Properties Inc (b)                                                           31,700                          3,386,511
                                                                                                          --------------------

REITS - Regional Malls (0.18%)
Simon Property Group Inc                                                            18,000                          1,747,800
                                                                                                          --------------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp                                                                   13,900                            617,577
                                                                                                          --------------------

REITS - Warehouse & Industrial (0.18%)
Prologis                                                                            27,700                          1,752,579
                                                                                                          --------------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                                                     53,400                          1,571,562
                                                                                                          --------------------

Retail - Bedding (0.34%)
Bed Bath & Beyond Inc (a)                                                           80,600                          3,247,374
                                                                                                          --------------------

Retail - Building Products (1.09%)
Home Depot Inc                                                                     185,100                          6,909,783
Lowe's Cos Inc (b)                                                                 111,800                          3,369,652
                                                                                                          --------------------
                                                                                                                   10,279,435
                                                                                                          --------------------
Retail - Consumer Electronics (0.23%)
Best Buy Co Inc                                                                     40,000                          2,210,000
                                                                                                          --------------------

Retail - Discount (2.31%)
Costco Wholesale Corp (b)                                                           42,600                          2,273,988
Target Corp                                                                         90,700                          5,367,626
TJX Cos Inc                                                                        123,000                          3,560,850
Wal-Mart Stores Inc                                                                217,300                         10,708,544
                                                                                                          --------------------
                                                                                                                   21,911,008
                                                                                                          --------------------
Retail - Drug Store (0.65%)
CVS Corp                                                                            62,000                          1,945,560

Retail - Drug Store
Walgreen Co                                                                         95,900                          4,188,912
                                                                                                          --------------------
                                                                                                                    6,134,472
                                                                                                          --------------------
Retail - Office Supplies (0.17%)
Staples Inc                                                                         60,750                          1,566,742
                                                                                                          --------------------

Retail - Regional Department Store (1.10%)
Kohl's Corp (a)                                                                    147,000                         10,378,200
                                                                                                          --------------------

Retail - Restaurants (0.17%)
Panera Bread Co (a)(b)                                                              11,900                            735,420
Starbucks Corp (a)                                                                  22,200                            838,050
                                                                                                          --------------------
                                                                                                                    1,573,470
                                                                                                          --------------------
Savings & Loans - Thrifts (0.31%)
Sovereign Bancorp Inc                                                               38,400                            916,224
Washington Mutual Inc                                                               47,000                          1,988,100
                                                                                                          --------------------
                                                                                                                    2,904,324
                                                                                                          --------------------
Schools (0.03%)
Apollo Group Inc (a)(b)                                                              8,600                            317,856
                                                                                                          --------------------

Semiconductor Component - Integrated Circuits (0.78%)
Analog Devices Inc                                                                  68,800                          2,189,216
Marvell Technology Group Ltd (a)(b)                                                204,800                          3,743,744
Maxim Integrated Products Inc                                                       49,700                          1,491,497
                                                                                                          --------------------
                                                                                                                    7,424,457
                                                                                                          --------------------
Semiconductor Equipment (0.46%)
Applied Materials Inc                                                              194,900                          3,389,311
ASML Holding NV (a)                                                                 41,100                            938,724
                                                                                                          --------------------
                                                                                                                    4,328,035
                                                                                                          --------------------
Steel - Producers (0.22%)
Nucor Corp (b)                                                                      35,300                          2,061,873
                                                                                                          --------------------

Telecommunication Equipment (0.19%)
Lucent Technologies Inc (a)(b)                                                     733,600                          1,782,648
                                                                                                          --------------------

Telecommunication Equipment - Fiber Optics (0.03%)
Ciena Corp (a)                                                                      11,300                            265,663
                                                                                                          --------------------

Telecommunication Services (0.42%)
TELUS Corp (b)                                                                      70,100                          4,020,936
                                                                                                          --------------------

Telephone - Integrated (1.86%)
AT&T Inc                                                                            78,700                          2,695,475
BellSouth Corp                                                                     123,400                          5,565,340
Sprint Nextel Corp                                                                 115,558                          2,159,779
Verizon Communications Inc                                                         194,600                          7,200,200
                                                                                                          --------------------
                                                                                                                   17,620,794
                                                                                                          --------------------
Therapeutics (0.31%)
Gilead Sciences Inc (a)                                                             42,500                          2,928,250
                                                                                                          --------------------

Tobacco (1.61%)
Altria Group Inc                                                                   187,900                         15,281,907
                                                                                                          --------------------

Toys (0.09%)
Mattel Inc                                                                          35,800                            810,154
                                                                                                          --------------------

Transport - Rail (0.99%)
Norfolk Southern Corp                                                               96,200                          5,057,234
Union Pacific Corp                                                                  47,700                          4,323,051
                                                                                                          --------------------
                                                                                                                    9,380,285
                                                                                                          --------------------
Transport - Services (0.54%)
Expeditors International Washington Inc                                             19,400                            919,754
FedEx Corp                                                                          12,400                          1,420,296
United Parcel Service Inc (b)                                                       37,200                          2,803,020
                                                                                                          --------------------
                                                                                                                    5,143,070
                                                                                                          --------------------
Web Portals (1.26%)
Google Inc (a)                                                                      19,100                          9,099,049
Yahoo! Inc (a)(b)                                                                  106,600                          2,807,844
                                                                                                          --------------------
                                                                                                                   11,906,893
                                                                                                          --------------------
Wireless Equipment (1.75%)
American Tower Corp (a)                                                            121,192                          4,365,336
Crown Castle International Corp (a)(b)                                             112,500                          3,785,625
Motorola Inc                                                                       207,200                          4,778,032
Qualcomm Inc                                                                        99,900                          3,635,362
                                                                                                          --------------------
                                                                                                                   16,564,355
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          939,090,342
                                                                                                          --------------------
                                                                   Principal
                                                                     Amount                                      Value
                                                                --------------------------- ------------- --------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%)
U.S. Treasury Bill (0.05%)
4.855%, 12/ 7/2006 (c)                                                             450,000                            447,761
                                                                                                          --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                  $              447,761
                                                                                                          --------------------
MONEY MARKET FUNDS (9.94%)
Money Center Banks (9.94%)
BNY Institutional Cash Reserve Fund (d)                                         94,154,000                         94,154,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $           94,154,000
                                                                                                          --------------------
Total Investments                                                                                      $        1,033,692,103
Liabilities in Excess of Other Assets, Net - (9.19)%                                                             (87,001,121)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          946,690,982
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $447,761 or 0.05% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          141,293,494
Unrealized Depreciation                                 (25,754,013)
                                                 --------------------
Net Unrealized Appreciation (Depreciation)               115,539,481
Cost for federal income tax purposes                     918,152,622


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current     Unrealized
                                 Number of Original    Market    Appreciation/
Type                             Contracts   Value     Value    (Depreciation)
-------------------------------- -----------------------------------
Buy:
S&P 500 eMini; December 2006        137    $9,371,288 $9,474,920    $103,632

Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Financial                                               32.14%
Consumer, Non-cyclical                                  20.11%
Communications                                          11.69%
Industrial                                              11.44%
Technology                                              10.09%
Energy                                                   9.76%
Consumer, Cyclical                                       8.30%
Utilities                                                3.20%
Basic Materials                                          2.41%
Government                                               0.05%
Liabilities in Excess of Other Assets, Net            (-9.19%)
                                              -----------------
TOTAL NET ASSETS                                       100.00%
                                              =================

Other Assets Summary (unaudited)
----------------------------------------------
Asset Type                            Percent
----------------------------------------------
Futures                                 1.00%


Schedule of Investments
October 31, 2006
Partners LargeCap Blend Fund I
                                                                          Shares
                                                              ----         Held                       Value
                                                              ---------------------------- --------------------
COMMON STOCKS (95.11%)
Aerospace & Defense (2.65%)
Boeing Co                                                                    40,000             $            3,194,400
Lockheed Martin Corp                                                         14,000                          1,217,020
Northrop Grumman Corp                                                        30,200                          2,004,978
Raytheon Co                                                                  39,200                          1,958,040
                                                                                                   --------------------
                                                                                                             8,374,438
                                                                                                   --------------------
Aerospace & Defense Equipment (0.67%)
United Technologies Corp                                                     32,000                          2,103,040
                                                                                                   --------------------

Agricultural Chemicals (0.65%)
Monsanto Co                                                                  46,100                          2,038,542
                                                                                                   --------------------

Agricultural Operations (0.69%)
Archer-Daniels-Midland Co                                                    56,900                          2,190,650
                                                                                                   --------------------

Apparel Manufacturers (0.26%)
Jones Apparel Group Inc                                                      24,800                            828,320
                                                                                                   --------------------

Applications Software (2.89%)
Intuit Inc (a)                                                               24,699                            871,874
Microsoft Corp                                                              287,342                          8,249,589
                                                                                                   --------------------
                                                                                                             9,121,463
                                                                                                   --------------------
Athletic Footwear (0.42%)
Nike Inc (b)                                                                 14,300                          1,313,884
                                                                                                   --------------------

Batteries & Battery Systems (0.21%)
Energizer Holdings Inc (a)(b)                                                 8,300                            648,645
                                                                                                   --------------------

Beverages - Non-Alcoholic (0.60%)
PepsiCo Inc                                                                  29,662                          1,881,757
                                                                                                   --------------------

Broadcasting Services & Programming (0.65%)
Clear Channel Communications Inc                                             11,100                            386,835
Liberty Media Holding Corp - Capital (a)                                     18,610                          1,657,407
                                                                                                   --------------------
                                                                                                             2,044,242
                                                                                                   --------------------
Cable TV (0.60%)
Comcast Corp (a)(b)                                                          46,600                          1,895,222
                                                                                                   --------------------

Cellular Telecommunications (0.43%)
Alltel Corp                                                                  19,800                          1,055,538
US Cellular Corp (a)                                                          4,800                            304,368
                                                                                                   --------------------
                                                                                                             1,359,906
                                                                                                   --------------------
Commercial Banks (0.52%)
North Fork Bancorporation Inc                                                 8,700                            248,646
Regions Financial Corp                                                       24,700                            937,365
UnionBanCal Corp                                                              7,700                            443,366
                                                                                                   --------------------
                                                                                                             1,629,377
                                                                                                   --------------------
Commercial Services - Finance (0.93%)
Moody's Corp                                                                 30,900                          2,048,670

Commercial Services - Finance
Western Union Co/The                                                         40,100                            884,205
                                                                                                   --------------------
                                                                                                             2,932,875
                                                                                                   --------------------
Computer Services (0.45%)
Computer Sciences Corp (a)                                                   26,700                          1,411,095
                                                                                                   --------------------

Computers (2.33%)
Hewlett-Packard Co                                                          120,400                          4,664,296
International Business Machines Corp                                          6,500                            600,145
Sun Microsystems Inc (a)                                                    385,800                          2,094,894
                                                                                                   --------------------
                                                                                                             7,359,335
                                                                                                   --------------------
Computers - Memory Devices (0.65%)
EMC Corp/Massachusetts (a)                                                  140,400                          1,719,900
Western Digital Corp (a)                                                     18,500                            338,180
                                                                                                   --------------------
                                                                                                             2,058,080
                                                                                                   --------------------
Computers - Peripheral Equipment (0.37%)
Lexmark International Inc (a)                                                18,500                          1,176,415
                                                                                                   --------------------

Consulting Services (0.70%)
Accenture Ltd                                                                67,300                          2,214,843
                                                                                                   --------------------

Cosmetics & Toiletries (1.69%)
Colgate-Palmolive Co                                                         17,100                          1,093,887
Procter & Gamble Co                                                          67,044                          4,249,919
                                                                                                   --------------------
                                                                                                             5,343,806
                                                                                                   --------------------
Data Processing & Management (0.80%)
Automatic Data Processing Inc                                                16,400                            810,816
First Data Corp                                                              44,400                          1,076,700
SEI Investments Co                                                           11,300                            635,964
                                                                                                   --------------------
                                                                                                             2,523,480
                                                                                                   --------------------
Distribution & Wholesale (0.08%)
Tech Data Corp (a)                                                            6,200                            243,970
                                                                                                   --------------------

Diversified Manufacturing Operations (3.29%)
General Electric Co                                                         241,463                          8,477,766
SPX Corp                                                                      7,200                            414,144
Tyco International Ltd                                                       50,200                          1,477,386
                                                                                                   --------------------
                                                                                                            10,369,296
                                                                                                   --------------------
Diversified Minerals (0.45%)
Cia Vale do Rio Doce ADR (b)                                                 55,700                          1,417,008
                                                                                                   --------------------

E-Commerce - Services (0.25%)
IAC/InterActiveCorp (a)(b)                                                   25,900                            802,382
                                                                                                   --------------------

Electric - Integrated (2.62%)
American Electric Power Co Inc                                               28,400                          1,176,612
Dominion Resources Inc/VA                                                    20,700                          1,676,493
Duke Energy Corp                                                             26,700                            844,788
Exelon Corp                                                                   7,500                            464,850
PG&E Corp                                                                    43,800                          1,889,532
TXU Corp                                                                     35,200                          2,222,176
                                                                                                   --------------------
                                                                                                             8,274,451
                                                                                                   --------------------
Electric Products - Miscellaneous (0.32%)
Emerson Electric Co                                                          12,000                          1,012,800
                                                                                                   --------------------


Electronic Components - Semiconductors (1.76%)
Intel Corp                                                                   69,000                          1,472,460
Micron Technology Inc (a)(b)                                                119,300                          1,723,885
Texas Instruments Inc                                                        77,700                          2,344,986
                                                                                                   --------------------
                                                                                                             5,541,331
                                                                                                   --------------------
Electronic Design Automation (0.25%)
Cadence Design Systems Inc (a)(b)                                            43,500                            776,910
                                                                                                   --------------------

Electronic Forms (0.36%)
Adobe Systems Inc (a)                                                        29,900                          1,143,675
                                                                                                   --------------------

Engineering - Research & Development Services (0.41%)
Fluor Corp (b)                                                               16,300                          1,278,409
                                                                                                   --------------------

Enterprise Software & Services (0.31%)
Oracle Corp (a)                                                              52,800                            975,216
                                                                                                   --------------------

Fiduciary Banks (0.46%)
State Street Corp                                                            22,500                          1,445,175
                                                                                                   --------------------

Finance - Auto Loans (0.31%)
AmeriCredit Corp (a)(b)                                                      38,700                            989,559
                                                                                                   --------------------

Finance - Investment Banker & Broker (5.48%)
Citigroup Inc                                                               120,082                          6,023,313
E*Trade Financial Corp (a)                                                   49,400                          1,150,032
JPMorgan Chase & Co                                                          94,580                          4,486,875
Merrill Lynch & Co Inc                                                       56,114                          4,905,486
UBS AG (a)                                                                   12,200                            730,048
                                                                                                   --------------------
                                                                                                            17,295,754
                                                                                                   --------------------
Finance - Mortgage Loan/Banker (0.20%)
Countrywide Financial Corp                                                   16,400                            625,168
                                                                                                   --------------------

Financial Guarantee Insurance (0.69%)
AMBAC Financial Group Inc                                                     6,900                            576,081
MBIA Inc (b)                                                                 20,832                          1,292,001
Radian Group Inc                                                              5,700                            303,810
                                                                                                   --------------------
                                                                                                             2,171,892
                                                                                                   --------------------
Food - Meat Products (0.16%)
Tyson Foods Inc                                                              34,400                            497,080
                                                                                                   --------------------

Food - Miscellaneous/Diversified (0.64%)
Kraft Foods Inc (b)                                                          32,800                          1,128,320
Unilever NV                                                                  37,100                            897,820
                                                                                                   --------------------
                                                                                                             2,026,140
                                                                                                   --------------------
Food - Retail (0.87%)
Kroger Co/The                                                                34,700                            780,403
Safeway Inc (b)                                                              66,800                          1,961,248
                                                                                                   --------------------
                                                                                                             2,741,651
                                                                                                   --------------------
Gold Mining (0.04%)
Newmont Mining Corp (b)                                                       2,900                            131,283
                                                                                                   --------------------

Health Care Cost Containment (0.41%)
McKesson Corp                                                                26,000                          1,302,340
                                                                                                   --------------------


Home Furnishings (0.05%)
Furniture Brands International Inc (b)                                        9,000                            167,400
                                                                                                   --------------------

Hotels & Motels (0.74%)
Choice Hotels International Inc (b)                                          14,800                            620,416
Marriott International Inc (b)                                               17,800                            743,506
Starwood Hotels & Resorts Worldwide Inc                                      16,200                            967,788
                                                                                                   --------------------
                                                                                                             2,331,710
                                                                                                   --------------------
Human Resources (0.25%)
Manpower Inc                                                                 11,600                            786,132
                                                                                                   --------------------

Instruments - Scientific (0.14%)
Applera Corp - Applied Biosystems Group                                      12,000                            447,600
                                                                                                   --------------------

Investment Management & Advisory Services (1.03%)
Ameriprise Financial Inc                                                     38,800                          1,998,200
Franklin Resources Inc                                                        2,000                            227,920
T Rowe Price Group Inc                                                       21,300                          1,007,703
                                                                                                   --------------------
                                                                                                             3,233,823
                                                                                                   --------------------
Life & Health Insurance (0.21%)
Cigna Corp                                                                    3,900                            456,222
Nationwide Financial Services                                                 4,200                            213,864
                                                                                                   --------------------
                                                                                                               670,086
                                                                                                   --------------------
Machinery - Construction & Mining (0.68%)
Caterpillar Inc                                                              35,500                          2,155,205
                                                                                                   --------------------

Medical - Biomedical/Gene (2.30%)
Amgen Inc (a)                                                                66,572                          5,053,480
Genentech Inc (a)                                                            20,600                          1,715,980
Millennium Pharmaceuticals Inc (a)(b)                                        41,300                            483,210
                                                                                                   --------------------
                                                                                                             7,252,670
                                                                                                   --------------------
Medical - Drugs (5.93%)
Abbott Laboratories                                                          17,404                            826,864
Cephalon Inc (a)(b)                                                           6,500                            456,170
Eisai Co Ltd ADR                                                              8,800                            450,560
Eli Lilly & Co                                                               26,682                          1,494,459
Forest Laboratories Inc (a)                                                  60,600                          2,965,764
King Pharmaceuticals Inc (a)                                                 17,200                            287,756
Merck & Co Inc                                                               66,600                          3,024,972
Pfizer Inc                                                                  186,220                          4,962,763
Sanofi-Aventis ADR                                                           29,600                          1,263,624
Schering-Plough Corp                                                         74,500                          1,649,430
Wyeth                                                                        26,200                          1,336,986
                                                                                                   --------------------
                                                                                                            18,719,348
                                                                                                   --------------------
Medical - HMO (0.93%)
Humana Inc (a)                                                               29,300                          1,758,000
WellPoint Inc (a)                                                            15,500                          1,182,960
                                                                                                   --------------------
                                                                                                             2,940,960
                                                                                                   --------------------
Medical - Wholesale Drug Distribution (0.68%)
AmerisourceBergen Corp (b)                                                   38,600                          1,821,920
Cardinal Health Inc                                                           4,900                            320,705
                                                                                                   --------------------
                                                                                                             2,142,625
                                                                                                   --------------------
Medical Instruments (0.94%)
Boston Scientific Corp (a)                                                   44,001                            700,056
Medtronic Inc                                                                46,600                          2,268,488
                                                                                                   --------------------
                                                                                                             2,968,544
                                                                                                   --------------------

Medical Products (0.93%)
Baxter International Inc                                                      8,100                            372,357
Becton Dickinson & Co                                                         3,000                            210,090
Johnson & Johnson                                                            35,000                          2,359,000
                                                                                                   --------------------
                                                                                                             2,941,447
                                                                                                   --------------------
Metal Processors & Fabrication (0.13%)
Timken Co                                                                    13,600                            408,680
                                                                                                   --------------------

Multi-Line Insurance (3.16%)
ACE Ltd                                                                      28,300                          1,620,175
American International Group Inc                                             41,386                          2,779,898
Genworth Financial Inc                                                       38,100                          1,274,064
Loews Corp                                                                   51,900                          2,019,948
Metlife Inc                                                                  39,800                          2,273,774
                                                                                                   --------------------
                                                                                                             9,967,859
                                                                                                   --------------------
Multimedia (3.11%)
McGraw-Hill Cos Inc/The                                                      20,500                          1,315,485
News Corp                                                                    12,300                            267,402
News Corp                                                                    10,500                            218,925
Time Warner Inc                                                             154,300                          3,087,543
Viacom Inc (a)                                                               46,950                          1,827,294
Walt Disney Co                                                               98,500                          3,098,810
                                                                                                   --------------------
                                                                                                             9,815,459
                                                                                                   --------------------
Networking Products (1.96%)
Cisco Systems Inc (a)                                                       256,740                          6,195,136
                                                                                                   --------------------

Non-Hazardous Waste Disposal (0.54%)
Republic Services Inc                                                         7,600                            311,676
Waste Management Inc                                                         37,500                          1,405,500
                                                                                                   --------------------
                                                                                                             1,717,176
                                                                                                   --------------------
Oil - Field Services (1.07%)
Halliburton Co                                                               40,900                          1,323,115
Schlumberger Ltd                                                             32,400                          2,043,792
                                                                                                   --------------------
                                                                                                             3,366,907
                                                                                                   --------------------
Oil & Gas Drilling (0.28%)
GlobalSantaFe Corp                                                           17,200                            892,680
                                                                                                   --------------------

Oil Company - Exploration & Production (1.74%)
Anadarko Petroleum Corp                                                       8,400                            389,928
Apache Corp                                                                  22,200                          1,450,104
Devon Energy Corp (b)                                                        33,600                          2,245,824
EOG Resources Inc                                                             8,900                            592,117
Noble Energy Inc                                                             13,300                            646,779
XTO Energy Inc                                                                3,200                            149,312
                                                                                                   --------------------
                                                                                                             5,474,064
                                                                                                   --------------------
Oil Company - Integrated (5.59%)
Chevron Corp                                                                 33,900                          2,278,080
ConocoPhillips                                                               46,568                          2,805,256
Exxon Mobil Corp                                                            152,449                         10,887,908
Marathon Oil Corp                                                             7,700                            665,280
Occidental Petroleum Corp                                                    21,200                            995,128
                                                                                                   --------------------
                                                                                                            17,631,652
                                                                                                   --------------------
Oil Refining & Marketing (0.39%)
Holly Corp                                                                    4,600                            218,776
Sunoco Inc                                                                   15,100                            998,563
                                                                                                   --------------------
                                                                                                             1,217,339
                                                                                                   --------------------

Optical Supplies (0.25%)
Alcon Inc (b)                                                                 7,300                            774,384
                                                                                                   --------------------

Pharmacy Services (0.94%)
Caremark Rx Inc                                                               9,300                            457,839
Express Scripts Inc (a)                                                      21,400                          1,363,608
Medco Health Solutions Inc (a)                                               21,600                          1,155,600
                                                                                                   --------------------
                                                                                                             2,977,047
                                                                                                   --------------------
Property & Casualty Insurance (0.58%)
Chubb Corp                                                                   34,400                          1,828,360
                                                                                                   --------------------

Regional Banks (5.66%)
Bank of America Corp                                                        130,092                          7,008,056
PNC Financial Services Group Inc                                             18,300                          1,281,549
US Bancorp                                                                   78,100                          2,642,904
Wachovia Corp                                                                56,575                          3,139,913
Wells Fargo & Co                                                            104,200                          3,781,418
                                                                                                   --------------------
                                                                                                            17,853,840
                                                                                                   --------------------
REITS - Mortgage (0.06%)
New Century Financial Corp (b)                                                4,600                            181,148
                                                                                                   --------------------

REITS - Office Property (0.58%)
Equity Office Properties Trust (b)                                           43,300                          1,840,250
                                                                                                   --------------------

REITS - Storage (0.08%)
Public Storage Inc                                                            2,700                            242,217
                                                                                                   --------------------

Retail - Apparel & Shoe (0.30%)
American Eagle Outfitters (b)                                                20,300                            929,740
                                                                                                   --------------------

Retail - Automobile (0.23%)
Autonation Inc (a)(b)                                                        35,900                            719,795
                                                                                                   --------------------

Retail - Consumer Electronics (0.43%)
Circuit City Stores Inc                                                      50,424                          1,360,440
                                                                                                   --------------------

Retail - Discount (0.74%)
Costco Wholesale Corp (b)                                                    12,400                            661,912
Wal-Mart Stores Inc                                                          33,600                          1,655,808
                                                                                                   --------------------
                                                                                                             2,317,720
                                                                                                   --------------------
Retail - Drug Store (0.64%)
CVS Corp                                                                     64,300                          2,017,734
                                                                                                   --------------------

Retail - Office Supplies (0.59%)
Office Depot Inc (a)                                                         44,300                          1,860,157
                                                                                                   --------------------

Retail - Regional Department Store (0.85%)
Dillard's Inc (b)                                                            17,900                            540,043
Federated Department Stores Inc                                              25,400                          1,115,314
Kohl's Corp (a)                                                              14,700                          1,037,820
                                                                                                   --------------------
                                                                                                             2,693,177
                                                                                                   --------------------
Retail - Restaurants (0.57%)
Darden Restaurants Inc                                                       12,500                            523,750
Starbucks Corp (a)(b)                                                        33,900                          1,279,725
                                                                                                   --------------------
                                                                                                             1,803,475
                                                                                                   --------------------

Savings & Loans - Thrifts (0.39%)
Washington Mutual Inc                                                        29,400                          1,243,620
                                                                                                   --------------------

Steel - Producers (0.74%)
Nucor Corp                                                                   36,100                          2,108,601
United States Steel Corp                                                      3,500                            236,600
                                                                                                   --------------------
                                                                                                             2,345,201
                                                                                                   --------------------
Telecommunication Equipment - Fiber Optics (0.41%)
Corning Inc (a)                                                              64,000                          1,307,520
                                                                                                   --------------------

Telecommunication Services (0.45%)
Amdocs Ltd (a)                                                               15,600                            604,656
Embarq Corp                                                                  16,590                            802,126
                                                                                                   --------------------
                                                                                                             1,406,782
                                                                                                   --------------------
Telephone - Integrated (2.27%)
AT&T Inc                                                                     69,900                          2,394,075
BellSouth Corp                                                               31,600                          1,425,160
CenturyTel Inc                                                               31,000                          1,247,440
Sprint Nextel Corp                                                           78,751                          1,471,856
Telephone & Data Systems Inc - Special Shares                                 3,100                            144,150
Telephone & Data Systems Inc                                                  5,500                            268,675
Verizon Communications Inc                                                    5,700                            210,900
                                                                                                   --------------------
                                                                                                             7,162,256
                                                                                                   --------------------
Television (1.21%)
CBS Corp                                                                    105,057                          3,040,350
Univision Communications Inc (a)(b)                                          21,900                            767,814
                                                                                                   --------------------
                                                                                                             3,808,164
                                                                                                   --------------------
Tobacco (2.53%)
Altria Group Inc                                                             83,800                          6,815,454
Reynolds American Inc (b)                                                     4,100                            258,956
UST Inc (b)                                                                  17,000                            910,520
                                                                                                   --------------------
                                                                                                             7,984,930
                                                                                                   --------------------
Transport - Marine (0.22%)
Overseas Shipholding Group                                                   11,000                            688,050
                                                                                                   --------------------

Transport - Rail (0.62%)
CSX Corp                                                                     44,100                          1,573,047
Norfolk Southern Corp                                                         7,100                            373,247
                                                                                                   --------------------
                                                                                                             1,946,294
                                                                                                   --------------------
Transport - Services (0.38%)
Ryder System Inc                                                              4,800                            252,720
United Parcel Service Inc (b)                                                12,500                            941,875
                                                                                                   --------------------
                                                                                                             1,194,595
                                                                                                   --------------------
Web Portals (1.29%)
Google Inc (a)                                                                8,550                          4,073,134
                                                                                                   --------------------

Wireless Equipment (0.80%)
Motorola Inc                                                                 90,600                          2,089,236
Qualcomm Inc                                                                 12,200                            443,958
                                                                                                   --------------------
                                                                                                             2,533,194
                                                                                                   --------------------
TOTAL COMMON STOCKS                                                                             $          300,048,631
                                                                                                   --------------------

                                                            Principal
                                                              Amount                                      Value
                                                         --------------------------- ------------- --------------------
MONEY MARKET FUNDS (7.70%)
Money Center Banks (7.70%)
BNY Institutional Cash Reserve Fund (c)                                  24,274,000                         24,274,000
                                                                                                   --------------------
TOTAL MONEY MARKET FUNDS                                                                        $           24,274,000
                                                                                                   --------------------
Total Investments                                                                               $          324,322,631
Liabilities in Excess of Other Assets, Net - (2.81)%                                                       (8,850,570)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.00%                                                                      $          315,472,061
                                                                                                   ====================
                                                                                                   --------------------

                                                                                                   ====================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $         35,681,155
Unrealized Depreciation                               (8,996,472)
                                             --------------------
Net Unrealized Appreciation (Depreciation)            26,684,683
Cost for federal income tax purposes                 297,637,948


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current      Unrealized
                                Number of   Original    Market     Appreciation/
Type                            Contracts     Value     Value     (Depreciation)
------------------------------- ---------------------------------
Buy:
S&P 500 eMini; December 2006       97       $6,704,611 $6,708,520     $3,909

Portfolio Summary (unaudited)
----------------------------------------------------------------------
Sector                                                        Percent
----------------------------------------------------------------------
Financial                                                      27.10%
Consumer, Non-cyclical                                         22.39%
Communications                                                 13.44%
Industrial                                                     10.25%
Technology                                                     10.17%
Energy                                                          9.06%
Consumer, Cyclical                                              5.89%
Utilities                                                       2.63%
Basic Materials                                                 1.88%
Liabilities in Excess of Other Assets, Net                   (-2.81%)
                                                       ---------------
TOTAL NET ASSETS                                              100.00%
                                                       ===============

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           2.13%


Schedule of Investments
October 31, 2006
Partners LargeCap Growth Fund
                                                      Shares
                                                       Held                                       Value
                                                  -------------------------- ------------- --------------------
COMMON STOCKS (101.49%)
Advertising Sales (0.83%)
Lamar Advertising Co (a)                                             20,100             $            1,159,368
                                                                                           --------------------

Aerospace & Defense (1.70%)
Boeing Co                                                            29,700                          2,371,842
                                                                                           --------------------

Aerospace & Defense Equipment (1.93%)
United Technologies Corp                                             41,100                          2,701,092
                                                                                           --------------------

Agricultural Chemicals (0.30%)
Monsanto Co                                                           9,600                            424,512
                                                                                           --------------------

Airlines (1.14%)
Continental Airlines Inc (a)(b)                                      43,200                          1,593,216
                                                                                           --------------------

Apparel Manufacturers (0.90%)
Polo Ralph Lauren Corp                                               17,800                          1,263,800
                                                                                           --------------------

Applications Software (0.77%)
Microsoft Corp                                                       37,400                          1,073,754
                                                                                           --------------------

Beverages - Non-Alcoholic (2.71%)
PepsiCo Inc                                                          59,800                          3,793,712
                                                                                           --------------------

Brewery (0.41%)
Anheuser-Busch Cos Inc                                               12,100                            573,782
                                                                                           --------------------

Commercial Services - Finance (1.85%)
Western Union Co/The                                                117,400                          2,588,670
                                                                                           --------------------

Computers (5.02%)
Apple Computer Inc (a)                                               18,500                          1,499,980
Hewlett-Packard Co                                                   71,200                          2,758,288
International Business Machines Corp                                 30,000                          2,769,900
                                                                                           --------------------
                                                                                                     7,028,168
                                                                                           --------------------
Computers - Memory Devices (0.87%)
Network Appliance Inc (a)                                            33,200                          1,211,800
                                                                                           --------------------

Consulting Services (0.77%)
Accenture Ltd                                                        32,900                          1,082,739
                                                                                           --------------------

Cosmetics & Toiletries (0.26%)
Bare Escentuals Inc (a)(b)                                           11,944                            365,845
                                                                                           --------------------

Decision Support Software (0.35%)
Cognos Inc (a)(b)                                                    13,400                            488,832
                                                                                           --------------------

Diagnostic Equipment (0.19%)
Cytyc Corp (a)(b)                                                    10,200                            269,484
                                                                                           --------------------


Diagnostic Kits (0.01%)
Idexx Laboratories Inc (a)                                              200                             16,642
                                                                                           --------------------

Diversified Manufacturing Operations (7.27%)
Cooper Industries Ltd                                                25,200                          2,254,140
General Electric Co                                                 104,100                          3,654,951
Roper Industries Inc                                                 26,500                          1,268,025
Textron Inc                                                          32,900                          2,991,597
                                                                                           --------------------
                                                                                                    10,168,713
                                                                                           --------------------
Electric - Integrated (0.69%)
TXU Corp                                                             15,300                            965,889
                                                                                           --------------------

Electric Products - Miscellaneous (2.50%)
Emerson Electric Co                                                  41,500                          3,502,600
                                                                                           --------------------

Electronic Components - Semiconductors (5.24%)
Broadcom Corp (a)                                                    25,900                            783,993
Intel Corp                                                          184,000                          3,926,560
STMicroelectronics NV (b)                                            71,400                          1,239,504
Texas Instruments Inc                                                45,900                          1,385,262
                                                                                           --------------------
                                                                                                     7,335,319
                                                                                           --------------------
Electronic Measurement Instruments (0.40%)
Tektronix Inc                                                        18,500                            561,845
                                                                                           --------------------

Enterprise Software & Services (4.25%)
BEA Systems Inc (a)                                                  86,500                          1,407,355
Business Objects SA ADR (a)                                          21,200                            785,248
Oracle Corp (a)                                                     203,300                          3,754,951
                                                                                           --------------------
                                                                                                     5,947,554
                                                                                           --------------------
Entertainment Software (0.66%)
Electronic Arts Inc (a)(b)                                           17,400                            920,286
                                                                                           --------------------

Finance - Investment Banker & Broker (3.10%)
Bear Stearns Cos Inc/The                                              7,500                          1,135,125
Goldman Sachs Group Inc                                              16,900                          3,207,451
                                                                                           --------------------
                                                                                                     4,342,576
                                                                                           --------------------
Home Decoration Products (1.31%)
Newell Rubbermaid Inc                                                63,700                          1,833,286
                                                                                           --------------------

Hotels & Motels (0.52%)
Hilton Hotels Corp                                                   25,000                            723,000
                                                                                           --------------------

Internet Security (0.84%)
Symantec Corp (a)(b)                                                 59,100                          1,172,544
                                                                                           --------------------

Machinery - Farm (0.40%)
Deere & Co                                                            6,500                            553,345
                                                                                           --------------------

Medical - Biomedical/Gene (3.09%)
Amgen Inc (a)                                                        39,300                          2,983,263
Genentech Inc (a)(b)                                                 16,100                          1,341,130
                                                                                           --------------------
                                                                                                     4,324,393
                                                                                           --------------------
Medical - Drugs (6.88%)
Allergan Inc (b)                                                      6,200                            716,100
Novartis AG ADR                                                      34,900                          2,119,477
Novo-Nordisk A/S ADR (b)                                             14,100                          1,060,320

Medical - Drugs
Roche Holding AG ADR                                                 24,100                          2,117,185
Schering-Plough Corp                                                162,900                          3,606,606
                                                                                           --------------------
                                                                                                     9,619,688
                                                                                           --------------------
Medical - Generic Drugs (0.70%)
Teva Pharmaceutical Industries Ltd ADR                               29,600                            975,912
                                                                                           --------------------

Medical Instruments (0.51%)
DJO Inc (a)                                                           9,000                            362,070
Edwards Lifesciences Corp (a)                                         8,100                            347,733
                                                                                           --------------------
                                                                                                       709,803
                                                                                           --------------------
Medical Laboratory & Testing Service (0.64%)
Laboratory Corp of America Holdings (a)                              13,000                            890,370
                                                                                           --------------------

Medical Products (3.06%)
Baxter International Inc                                             31,900                          1,466,443
Becton Dickinson & Co                                                40,100                          2,808,203
                                                                                           --------------------
                                                                                                     4,274,646
                                                                                           --------------------
Networking Products (3.05%)
Cisco Systems Inc (a)                                               176,700                          4,263,771
                                                                                           --------------------

Oil - Field Services (1.47%)
Schlumberger Ltd                                                     32,700                          2,062,716
                                                                                           --------------------

Oil Company - Exploration & Production (0.17%)
Apache Corp                                                           3,700                            241,684
                                                                                           --------------------

Oil Company - Integrated (1.43%)
Occidental Petroleum Corp                                            42,500                          1,994,950
                                                                                           --------------------

Oil Field Machinery & Equipment (0.58%)
Cameron International Corp (a)                                       16,200                            811,620
                                                                                           --------------------

Optical Supplies (0.42%)
Alcon Inc                                                             5,500                            583,440
                                                                                           --------------------

Pharmacy Services (0.47%)
Caremark Rx Inc                                                      13,300                            654,759
                                                                                           --------------------

Property & Casualty Insurance (1.53%)
St Paul Travelers Cos Inc/The                                        42,000                          2,147,460
                                                                                           --------------------

Publicly Traded Investment Fund (0.04%)
iShares Russell 1000 Growth Index Fund                                1,100                             59,389
                                                                                           --------------------

Regional Banks (6.35%)
Bank of America Corp                                                123,200                          6,636,784
SunTrust Banks Inc (b)                                               11,300                            892,587
Wells Fargo & Co                                                     37,500                          1,360,875
                                                                                           --------------------
                                                                                                     8,890,246
                                                                                           --------------------
Reinsurance (0.54%)
Endurance Specialty Holdings Ltd                                      7,900                            281,635
PartnerRe Ltd (b)                                                     6,800                            475,456
                                                                                           --------------------
                                                                                                       757,091
                                                                                           --------------------
Retail - Apparel & Shoe (1.84%)
Abercrombie & Fitch Co                                               18,400                          1,410,360

Retail - Apparel & Shoe
Gap Inc/The                                                          55,300                          1,162,406
                                                                                           --------------------
                                                                                                     2,572,766
                                                                                           --------------------
Retail - Building Products (1.01%)
Lowe's Cos Inc                                                       46,700                          1,407,538
                                                                                           --------------------

Retail - Discount (4.16%)
Target Corp                                                          17,800                          1,053,404
TJX Cos Inc                                                          54,900                          1,589,355
Wal-Mart Stores Inc                                                  64,600                          3,183,488
                                                                                           --------------------
                                                                                                     5,826,247
                                                                                           --------------------
Retail - Major Department Store (0.82%)
JC Penney Co Inc                                                     15,300                          1,151,019
                                                                                           --------------------

Retail - Office Supplies (1.49%)
Office Depot Inc (a)                                                 49,700                          2,086,903
                                                                                           --------------------

Retail - Restaurants (3.09%)
Brinker International Inc                                            26,900                          1,248,967
Chipotle Mexican Grill Inc (a)(b)                                    15,027                            877,577
Darden Restaurants Inc                                               14,200                            594,980
Starbucks Corp (a)(b)                                                42,400                          1,600,600
                                                                                           --------------------
                                                                                                     4,322,124
                                                                                           --------------------
Steel - Producers (0.49%)
Carpenter Technology Corp                                             6,400                            684,736
                                                                                           --------------------

Steel - Specialty (1.49%)
Allegheny Technologies Inc                                           26,500                          2,086,345
                                                                                           --------------------

Telephone - Integrated (1.55%)
AT&T Inc                                                             63,500                          2,174,875
                                                                                           --------------------

Textile - Home Furnishings (0.76%)
Mohawk Industries Inc (a)(b)                                         14,600                          1,061,420
                                                                                           --------------------

Therapeutics (1.44%)
Gilead Sciences Inc (a)                                              29,300                          2,018,770
                                                                                           --------------------

Veterinary Diagnostics (0.15%)
VCA Antech Inc (a)                                                    6,500                            210,405
                                                                                           --------------------

Web Portals (2.59%)
Google Inc (a)                                                        7,600                          3,620,564
                                                                                           --------------------

Wireless Equipment (2.49%)
American Tower Corp (a)                                              19,200                            691,584
Motorola Inc                                                        121,000                          2,790,260
                                                                                           --------------------
                                                                                                     3,481,844
                                                                                           --------------------
TOTAL COMMON STOCKS                                                                     $          142,001,709
                                                                                           --------------------

                                                                 Principal
                                                                   Amount                         Value
                                                  -------------------------- ------------- --------------------
MONEY MARKET FUNDS (7.85%)
Money Center Banks (7.85%)
BNY Institutional Cash Reserve Fund (c)                          10,989,000                         10,989,000
                                                                                           --------------------
TOTAL MONEY MARKET FUNDS                                                                $           10,989,000
                                                                                           --------------------
Total Investments                                                                       $          152,990,709
Liabilities in Excess of Other Assets, Net - (9.34%)                                              (13,067,483)
                                                                                           --------------------
TOTAL NET ASSETS - 100.00%                                                              $          139,923,226
                                                                                           ====================
                                                                                           --------------------

                                                                                           ====================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $            7,946,150
Unrealized Depreciation                                   (1,617,514)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                  6,328,636
Cost for federal income tax purposes                      146,662,073


Portfolio Summary (unaudited)
------------------------------------------------- --------------------
Sector                                                        Percent
------------------------------------------------- --------------------
Consumer, Non-cyclical                                         23.55%
Financial                                                      19.39%
Technology                                                     17.16%
Consumer, Cyclical                                             17.04%
Industrial                                                     14.19%
Communications                                                 11.35%
Energy                                                          3.65%
Basic Materials                                                 2.28%
Utilities                                                       0.69%
Funds                                                           0.04%
Liabilities in Excess of Other Assets, Net                   (-9.34%)
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================

Other Assets Summary (unaudited)
------------------------------------------------- --------------------
Asset Type                                                    Percent
------------------------------------------------- --------------------
Currency Contracts                                              2.54%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS

Foreign Currency   Delivery    Contracts    In           Value    Net Unrealized
 Sale Contracts      Date      to Deliver   Exchange               Appreciation
                                               For
------------------ ----------- ------------- ---------- ----------- ------------

------------------ ----------- ------------- ---------- ----------- ------------
Swiss Franc        11/30/2006     3,622,823  $2,908,741 $2,922,786    $(14,045)
Danish Kroner      11/30/2006     3,700,405    632,407     634,835      (2,428)


Schedule of Investments
October 31, 2006
Partners LargeCap Growth Fund I
                                                                        Shares
                                                                         Held                                  Value
                                                                ----------------------------- ------------- --------------------
COMMON STOCKS (96.13%)
Advertising Sales (1.86%)
Lamar Advertising Co (a)(b)                                                   355,800             $           20,522,544
                                                                                                     --------------------

Agricultural Chemicals (0.80%)
Monsanto Co                                                                   201,100                          8,892,642
                                                                                                     --------------------

Airlines (1.60%)
Southwest Airlines Co                                                       1,177,500                         17,697,825
                                                                                                     --------------------

Applications Software (4.08%)
Microsoft Corp                                                              1,315,100                         37,756,521
Red Hat Inc (a)(b)                                                            450,200                          7,374,276
                                                                                                     --------------------
                                                                                                              45,130,797
                                                                                                     --------------------
Audio & Video Products (1.73%)
Harman International Industries Inc (a)                                       187,100                         19,149,685
                                                                                                     --------------------

Cable TV (1.29%)
EchoStar Communications Corp (b)                                              402,700                         14,303,904
                                                                                                     --------------------

Casino Hotels (1.15%)
Wynn Resorts Ltd (a)(b)                                                       172,700                         12,700,358
                                                                                                     --------------------

Casino Services (2.06%)
International Game Technology                                                 536,500                         22,806,615
                                                                                                     --------------------

Computer Aided Design (0.27%)
Autodesk Inc (a)(b)                                                            81,939                          3,011,258
                                                                                                     --------------------

Computers (1.43%)
Apple Computer Inc (b)                                                        195,100                         15,818,708
                                                                                                     --------------------

Consulting Services (1.75%)
Accenture Ltd (a)                                                             586,600                         19,305,006
                                                                                                     --------------------

Data Processing & Management (2.71%)
Automatic Data Processing Inc                                                 359,100                         17,753,904
NAVTEQ Corp (a)(b)                                                            369,600                         12,270,720
                                                                                                     --------------------
                                                                                                              30,024,624
                                                                                                     --------------------
Diversified Manufacturing Operations (6.64%)
Danaher Corp (a)                                                              301,400                         21,631,478
General Electric Co                                                         1,475,800                         51,815,338
                                                                                                     --------------------
                                                                                                              73,446,816
                                                                                                     --------------------
E-Commerce - Products (2.05%)
Amazon.Com Inc (a)(b)                                                         594,500                         22,644,505
                                                                                                     --------------------

Electronic Components - Semiconductors (4.24%)
Broadcom Corp (b)                                                             274,600                          8,312,142
Intel Corp                                                                    665,900                         14,210,306
Xilinx Inc                                                                    956,300                         24,395,213
                                                                                                     --------------------
                                                                                                              46,917,661
                                                                                                     --------------------

Electronic Forms (1.34%)
Adobe Systems Inc (b)                                                         387,200                         14,810,400
                                                                                                     --------------------

Electronic Measurement Instruments (0.75%)
Garmin Ltd (a)                                                                155,600                          8,310,596
                                                                                                     --------------------

Fiduciary Banks (2.54%)
State Street Corp                                                             437,500                         28,100,625
                                                                                                     --------------------

Finance - Consumer Loans (1.78%)
SLM Corp                                                                      403,800                         19,656,984
                                                                                                     --------------------

Finance - Investment Banker & Broker (3.04%)
E*Trade Financial Corp (b)                                                    624,700                         14,543,016
Morgan Stanley                                                                250,400                         19,138,072
                                                                                                     --------------------
                                                                                                              33,681,088
                                                                                                     --------------------
Food - Wholesale & Distribution (1.60%)
Sysco Corp                                                                    507,500                         17,752,350
                                                                                                     --------------------

Hotels & Motels (0.12%)
Marriott International Inc                                                     31,900                          1,332,463
                                                                                                     --------------------

Human Resources (0.85%)
Monster Worldwide Inc (b)                                                     232,000                          9,398,320
                                                                                                     --------------------

Investment Management & Advisory Services (2.95%)
Franklin Resources Inc                                                        172,200                         19,623,912
Legg Mason Inc (a)                                                            144,900                         13,043,898
                                                                                                     --------------------
                                                                                                              32,667,810
                                                                                                     --------------------
Medical - Biomedical/Gene (3.94%)
Amgen Inc (b)                                                                 232,000                         17,611,120
Celgene Corp (a)(b)                                                           205,200                         10,965,888
Genentech Inc (a)(b)                                                          180,700                         15,052,310
                                                                                                     --------------------
                                                                                                              43,629,318
                                                                                                     --------------------
Medical - Drugs (1.94%)
Cephalon Inc (a)(b)                                                            96,200                          6,751,316
Sepracor Inc (a)(b)                                                           283,400                         14,668,784
                                                                                                     --------------------
                                                                                                              21,420,100
                                                                                                     --------------------
Medical - HMO (4.44%)
Humana Inc (b)                                                                183,700                         11,022,000
UnitedHealth Group Inc                                                        492,500                         24,024,150
WellPoint Inc (b)                                                             184,300                         14,065,776
                                                                                                     --------------------
                                                                                                              49,111,926
                                                                                                     --------------------
Medical Instruments (2.55%)
Medtronic Inc                                                                 384,900                         18,736,932
St Jude Medical Inc (b)                                                       275,300                          9,456,555
                                                                                                     --------------------
                                                                                                              28,193,487
                                                                                                     --------------------
Networking Products (2.76%)
Juniper Networks Inc (a)(b)                                                 1,774,300                         30,553,446
                                                                                                     --------------------

Oil - Field Services (0.99%)
Schlumberger Ltd                                                              174,300                         10,994,844
                                                                                                     --------------------

Oil & Gas Drilling (0.95%)
Transocean Inc (a)(b)                                                         145,100                         10,525,554
                                                                                                     --------------------

Pharmacy Services (2.24%)
Caremark Rx Inc                                                               373,300                         18,377,559
Medco Health Solutions Inc (b)                                                120,000                          6,420,000
                                                                                                     --------------------
                                                                                                              24,797,559
                                                                                                     --------------------
Retail - Discount (3.61%)
Target Corp                                                                   300,700                         17,795,426
Wal-Mart Stores Inc                                                           450,400                         22,195,712
                                                                                                     --------------------
                                                                                                              39,991,138
                                                                                                     --------------------
Retail - Drug Store (1.87%)
Walgreen Co                                                                   474,900                         20,743,632
                                                                                                     --------------------

Retail - Regional Department Store (2.39%)
Kohl's Corp (b)                                                               374,900                         26,467,940
                                                                                                     --------------------

Semiconductor Component - Integrated Circuits (6.16%)
Analog Devices Inc                                                            666,000                         21,192,120
Marvell Technology Group Ltd (b)                                            1,320,100                         24,131,428
Maxim Integrated Products Inc (a)                                             761,500                         22,852,615
                                                                                                     --------------------
                                                                                                              68,176,163
                                                                                                     --------------------
Semiconductor Equipment (1.98%)
Applied Materials Inc                                                       1,257,600                         21,869,664
                                                                                                     --------------------

Telecommunication Equipment - Fiber Optics (0.57%)
Corning Inc (b)                                                               309,900                          6,331,257
                                                                                                     --------------------

Therapeutics (2.10%)
Gilead Sciences Inc (a)(b)                                                    337,900                         23,281,310
                                                                                                     --------------------

Transport - Services (0.50%)
Expeditors International Washington Inc                                       117,100                          5,551,711
                                                                                                     --------------------

Web Portals (4.07%)
Google Inc (b)                                                                 61,500                         29,297,985
Yahoo! Inc (a)(b)                                                             598,300                         15,759,222
                                                                                                     --------------------
                                                                                                              45,057,207
                                                                                                     --------------------
Wireless Equipment (4.44%)
American Tower Corp (b)                                                     1,056,000                         38,037,120
Telefonaktiebolaget LM Ericsson ADR (a)                                       293,500                         11,100,171
                                                                                                     --------------------
                                                                                                              49,137,291
                                                                                                     --------------------
TOTAL COMMON STOCKS                                                                               $        1,063,917,131
                                                                                                     --------------------
                                                              Principal
                                                                Amount                                      Value
                                                         ----------------------------- ------------- --------------------
MONEY MARKET FUNDS (15.87%)
Money Center Banks (15.87%)
BNY Institutional Cash Reserve Fund (c)                                   175,576,000                        175,576,000
                                                                                                     --------------------
TOTAL MONEY MARKET FUNDS                                                                          $          175,576,000
                                                                                                     --------------------
Total Investments                                                                                 $        1,239,493,131
Liabilities in Excess of Other Assets, Net - (12.00)%                                                      (132,776,552)
                                                                                                     --------------------
TOTAL NET ASSETS - 100.00%                                                                        $        1,106,716,579
                                                                                                     ====================
                                                                                                     --------------------

                                                                                                     ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          138,047,873
Unrealized Depreciation                                  (42,569,086)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                 95,478,787
Cost for federal income tax purposes                    1,144,014,344


Portfolio Summary (unaudited)
------------------------------------------------- --------------------
Sector                                                        Percent
------------------------------------------------- --------------------
Financial                                                      26.18%
Technology                                                     22.21%
Consumer, Non-cyclical                                         21.40%
Communications                                                 17.04%
Consumer, Cyclical                                             14.54%
Industrial                                                      7.89%
Energy                                                          1.94%
Basic Materials                                                 0.80%
Liabilities in Excess of Other Assets, Net                  (-12.00%)
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================



Schedule of Investments
October 31, 2006
Partners LargeCap Growth Fund II
                                                                    Shares
                                                                     Held                                        Value
                                                                -------------------------- -------------- --------------------
COMMON STOCKS (98.79%)
Advertising Sales (0.80%)
Lamar Advertising Co (a)(b)                                                       116,600              $            6,725,488
                                                                                                          --------------------

Aerospace & Defense (1.65%)
Boeing Co                                                                         173,600                          13,863,696
                                                                                                          --------------------

Aerospace & Defense Equipment (1.88%)
United Technologies Corp                                                          239,800                          15,759,656
                                                                                                          --------------------

Agricultural Chemicals (0.29%)
Monsanto Co                                                                        54,952                           2,429,977
                                                                                                          --------------------

Airlines (1.11%)
Continental Airlines Inc (a)(b)                                                   251,600                           9,279,008
                                                                                                          --------------------

Apparel Manufacturers (0.88%)
Polo Ralph Lauren Corp                                                            103,600                           7,355,600
                                                                                                          --------------------

Applications Software (0.74%)
Microsoft Corp                                                                    215,722                           6,193,379
                                                                                                          --------------------

Beverages - Non-Alcoholic (2.64%)
PepsiCo Inc                                                                       349,100                          22,146,904
                                                                                                          --------------------

Brewery (0.40%)
Anheuser-Busch Cos Inc                                                             70,300                           3,333,626
                                                                                                          --------------------

Commercial Services - Finance (1.79%)
Western Union Co/The                                                              681,200                          15,020,460
                                                                                                          --------------------

Computers (4.88%)
Apple Computer Inc (b)                                                            107,200                           8,691,776
Hewlett-Packard Co                                                                415,200                          16,084,848
International Business Machines Corp                                              175,000                          16,157,750
                                                                                                          --------------------
                                                                                                                   40,934,374
                                                                                                          --------------------
Computers - Memory Devices (0.84%)
Network Appliance Inc (b)                                                         193,300                           7,055,450
                                                                                                          --------------------

Consulting Services (0.75%)
Accenture Ltd                                                                     190,288                           6,262,378
                                                                                                          --------------------

Cosmetics & Toiletries (0.25%)
Bare Escentuals Inc (a)(b)                                                         68,727                           2,105,108
                                                                                                          --------------------

Decision Support Software (0.34%)
Cognos Inc (b)                                                                     78,100                           2,849,088
                                                                                                          --------------------

Diagnostic Equipment (0.19%)
Cytyc Corp (a)(b)                                                                  59,600                           1,574,632
                                                                                                          --------------------


Diagnostic Kits (0.01%)
Idexx Laboratories Inc (b)                                                            900                              74,889
                                                                                                          --------------------

Diversified Manufacturing Operations (7.08%)
Cooper Industries Ltd                                                             147,300                          13,175,985
General Electric Co                                                               608,100                          21,350,391
Roper Industries Inc                                                              154,557                           7,395,552
Textron Inc                                                                       191,902                          17,449,649
                                                                                                          --------------------
                                                                                                                   59,371,577
                                                                                                          --------------------
Electric - Integrated (0.67%)
TXU Corp                                                                           88,500                           5,587,005
                                                                                                          --------------------

Electric Products - Miscellaneous (2.44%)
Emerson Electric Co                                                               242,300                          20,450,120
                                                                                                          --------------------

Electronic Components - Semiconductors (5.09%)
Broadcom Corp (b)                                                                 149,900                           4,537,473
Intel Corp                                                                      1,074,800                          22,936,232
STMicroelectronics NV (a)                                                         413,800                           7,183,568
Texas Instruments Inc                                                             265,900                           8,024,862
                                                                                                          --------------------
                                                                                                                   42,682,135
                                                                                                          --------------------
Electronic Measurement Instruments (0.39%)
Tektronix Inc                                                                     106,700                           3,240,479
                                                                                                          --------------------

Enterprise Software & Services (4.13%)
BEA Systems Inc (a)(b)                                                            502,400                           8,174,048
Business Objects SA ADR (b)                                                       123,400                           4,570,736
Oracle Corp (b)                                                                 1,187,300                          21,929,431
                                                                                                          --------------------
                                                                                                                   34,674,215
                                                                                                          --------------------
Entertainment Software (0.63%)
Electronic Arts Inc (a)(b)                                                        100,500                           5,315,445
                                                                                                          --------------------

Finance - Investment Banker & Broker (4.37%)
Bear Stearns Cos Inc/The                                                           43,900                           6,644,265
Goldman Sachs Group Inc                                                            71,800                          13,626,922
JPMorgan Chase & Co                                                               346,000                          16,414,240
                                                                                                          --------------------
                                                                                                                   36,685,427
                                                                                                          --------------------
Home Decoration Products (1.27%)
Newell Rubbermaid Inc                                                             369,300                          10,628,454
                                                                                                          --------------------

Hotels & Motels (0.50%)
Hilton Hotels Corp (a)                                                            145,100                           4,196,292
                                                                                                          --------------------

Internet Security (0.81%)
Symantec Corp (a)(b)                                                              344,200                           6,828,928
                                                                                                          --------------------

Machinery - Farm (0.38%)
Deere & Co                                                                         37,500                           3,192,375
                                                                                                          --------------------

Medical - Biomedical/Gene (3.01%)
Amgen Inc (b)                                                                     229,192                          17,397,965
Genentech Inc (a)(b)                                                               93,700                           7,805,210
                                                                                                          --------------------
                                                                                                                   25,203,175
                                                                                                          --------------------
Medical - Drugs (6.67%)
Allergan Inc                                                                       35,800                           4,134,900
Novartis AG ADR (a)                                                               203,300                          12,346,409

Medical - Drugs
Novo-Nordisk A/S ADR (a)                                                           82,400                           6,196,480
Roche Holding AG ADR                                                              138,700                          12,184,795
Schering-Plough Corp                                                              951,600                          21,068,424
                                                                                                          --------------------
                                                                                                                   55,931,008
                                                                                                          --------------------
Medical - Generic Drugs (0.67%)
Teva Pharmaceutical Industries Ltd ADR (a)                                        170,600                           5,624,682
                                                                                                          --------------------

Medical Instruments (0.49%)
DJO Inc (a)(b)                                                                     51,900                           2,087,937
Edwards Lifesciences Corp (a)(b)                                                   47,126                           2,023,119
                                                                                                          --------------------
                                                                                                                    4,111,056
                                                                                                          --------------------
Medical Laboratory & Testing Service (0.61%)
Laboratory Corp of America Holdings (a)(b)                                         75,000                           5,136,750
                                                                                                          --------------------

Medical Products (2.97%)
Baxter International Inc                                                          185,877                           8,544,766
Becton Dickinson & Co                                                             234,106                          16,394,443
                                                                                                          --------------------
                                                                                                                   24,939,209
                                                                                                          --------------------
Networking Products (2.97%)
Cisco Systems Inc (b)(c)                                                        1,032,300                          24,909,399
                                                                                                          --------------------

Oil - Field Services (1.43%)
Schlumberger Ltd (a)                                                              190,600                          12,023,048
                                                                                                          --------------------

Oil Company - Exploration & Production (0.17%)
Apache Corp                                                                        21,500                           1,404,380
                                                                                                          --------------------

Oil Company - Integrated (1.38%)
Occidental Petroleum Corp                                                         246,400                          11,566,016
                                                                                                          --------------------

Oil Field Machinery & Equipment (0.56%)
Cameron International Corp (a)(b)                                                  93,300                           4,674,330
                                                                                                          --------------------

Optical Supplies (0.40%)
Alcon Inc                                                                          32,000                           3,394,560
                                                                                                          --------------------

Pharmacy Services (0.45%)
Caremark Rx Inc                                                                    76,500                           3,766,095
                                                                                                          --------------------

Property & Casualty Insurance (1.48%)
St Paul Travelers Cos Inc/The                                                     243,600                          12,455,268
                                                                                                          --------------------

Publicly Traded Investment Fund (0.27%)
iShares Russell 1000 Growth Index Fund (a)                                         41,800                           2,256,782
                                                                                                          --------------------

Regional Banks (4.81%)
Bank of America Corp                                                              506,200                          27,268,994
SunTrust Banks Inc (a)                                                             65,500                           5,173,845
Wells Fargo & Co                                                                  218,600                           7,932,994
                                                                                                          --------------------
                                                                                                                   40,375,833
                                                                                                          --------------------
Reinsurance (0.52%)
Endurance Specialty Holdings Ltd                                                   45,900                           1,636,335
PartnerRe Ltd (a)                                                                  38,917                           2,721,077
                                                                                                          --------------------
                                                                                                                    4,357,412
                                                                                                          --------------------

Retail - Apparel & Shoe (1.78%)
Abercrombie & Fitch Co                                                            106,700                           8,178,555
Gap Inc/The                                                                       319,400                           6,713,788
                                                                                                          --------------------
                                                                                                                   14,892,343
                                                                                                          --------------------
Retail - Building Products (0.98%)
Lowe's Cos Inc (a)                                                                272,800                           8,222,192
                                                                                                          --------------------

Retail - Discount (4.05%)
Target Corp                                                                       103,600                           6,131,048
TJX Cos Inc                                                                       320,500                           9,278,475
Wal-Mart Stores Inc                                                               376,900                          18,573,632
                                                                                                          --------------------
                                                                                                                   33,983,155
                                                                                                          --------------------
Retail - Major Department Store (0.79%)
JC Penney Co Inc                                                                   88,600                           6,665,378
                                                                                                          --------------------

Retail - Office Supplies (1.45%)
Office Depot Inc (b)                                                              290,400                          12,193,896
                                                                                                          --------------------

Retail - Restaurants (3.00%)
Brinker International Inc                                                         156,400                           7,261,652
Chipotle Mexican Grill Inc (a)(b)                                                  86,828                           5,070,755
Darden Restaurants Inc                                                             82,000                           3,435,800
Starbucks Corp (a)(b)                                                             247,800                           9,354,450
                                                                                                          --------------------
                                                                                                                   25,122,657
                                                                                                          --------------------
Steel - Producers (0.48%)
Carpenter Technology Corp                                                          37,400                           4,001,426
                                                                                                          --------------------

Steel - Specialty (1.45%)
Allegheny Technologies Inc (a)                                                    154,400                          12,155,912
                                                                                                          --------------------

Telephone - Integrated (1.51%)
AT&T Inc (a)                                                                      370,300                          12,682,775
                                                                                                          --------------------

Textile - Home Furnishings (0.73%)
Mohawk Industries Inc (a)(b)                                                       84,700                           6,157,690
                                                                                                          --------------------

Therapeutics (1.41%)
Gilead Sciences Inc (a)(b)                                                        171,500                          11,816,350
                                                                                                          --------------------

Veterinary Diagnostics (0.15%)
VCA Antech Inc (b)                                                                 37,800                           1,223,586
                                                                                                          --------------------

Web Portals (2.53%)
Google Inc (b)                                                                     44,500                          21,199,355
                                                                                                          --------------------

Wireless Equipment (2.42%)
American Tower Corp (b)                                                           110,700                           3,987,414
Motorola Inc                                                                      706,300                          16,287,278
                                                                                                          --------------------
                                                                                                                   20,274,692
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          828,536,575
                                                                                                          --------------------

                                                                                Principal
                                                                                  Amount                         Value
                                                                -------------------------- -------------- --------------------
SHORT TERM INVESTMENTS (0.74%)
Commercial Paper (0.74%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                              6,185,000                           6,185,000
                                                                                                          --------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $            6,185,000
                                                                                                          --------------------
MONEY MARKET FUNDS (11.78%)
Money Center Banks (11.78%)
BNY Institutional Cash Reserve Fund (d)                                        98,812,000                          98,812,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $           98,812,000
                                                                                                          --------------------
Total Investments                                                                                      $          933,533,575
Liabilities in Excess of Other Assets, Net - (11.31)%                                                            (94,871,286)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          838,662,289
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,065,000 or 1.44% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           80,190,373
Unrealized Depreciation                                   (5,786,348)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                 74,404,025
Cost for federal income tax purposes                      859,129,550


                          SCHEDULE OF FUTURES CONTRACTS
                                                       Current    Unrealized
                              Number of  Original       Market   Appreciation/
Type                          Contracts   Value         Value   (Depreciation)
---------------------------------------------------- --------------------------
Buy:
S&P 500 eMini; December 2006     94      $6,411,556  $6,501,040     $89,484

Portfolio Summary (unaudited)
--------------------------------------------- --------------------
Sector                                                    Percent
--------------------------------------------- --------------------
Financial                                                  22.97%
Consumer, Non-cyclical                                     22.85%
Technology                                                 16.66%
Consumer, Cyclical                                         16.54%
Industrial                                                 13.82%
Communications                                             11.04%
Energy                                                      3.54%
Basic Materials                                             2.22%
Mortgage Securities                                         0.74%
Utilities                                                   0.66%
Funds                                                       0.27%
Liabilities in Excess of Other Assets, Net              (-11.31%)
                                              --------------------
TOTAL NET ASSETS                                          100.00%
                                              ====================

Other Assets Summary (unaudited)
--------------------------------------------- --------------------
Asset Type                                                Percent
--------------------------------------------- --------------------
Currency Contracts                                          2.46%
Futures                                                     0.78%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS

Foreign Currency    Delivery   Contracts      In         Value    Net Unrealized
 Sale Contracts       Date     to          Exchange
                                Deliver       For                   Appreciation
------------------------------ ---------- ------------ ------------------------

------------------------------ ---------- ------------ ------------------------
     Swiss Franc   11/30/2006  20,935,138 $16,808,689  $16,889,850   $(81,161)
     Danish Kroner 11/30/2006  21,624,670   3,695,703   3,709,893     (14,190)

Schedule of Investments
October 31, 2006
Partners LargeCap Value Fund
                                                                         Shares
                                                                          Held                              Value
                                                                           --------------------- --------------------
COMMON STOCKS (95.62%)
Advertising Agencies (0.35%)
Interpublic Group of Cos Inc (a)(b)                                      812,200              $            8,861,102
                                                                                                 --------------------

Aerospace & Defense (1.65%)
Boeing Co                                                                160,200                          12,793,572
Lockheed Martin Corp                                                     138,200                          12,013,726
Northrop Grumman Corp                                                    256,100                          17,002,479
                                                                                                 --------------------
                                                                                                          41,809,777
                                                                                                 --------------------
Agricultural Operations (0.17%)
Bunge Ltd                                                                 68,800                           4,410,768
                                                                                                 --------------------

Apparel Manufacturers (0.66%)
Jones Apparel Group Inc                                                  261,050                           8,719,070
VF Corp                                                                  104,700                           7,958,247
                                                                                                 --------------------
                                                                                                          16,677,317
                                                                                                 --------------------
Applications Software (0.54%)
Microsoft Corp                                                           474,600                          13,625,766
                                                                                                 --------------------

Auto - Car & Light Trucks (0.87%)
DaimlerChrysler AG (a)                                                   200,200                          11,397,386
Toyota Motor Corp ADR                                                     91,500                          10,797,000
                                                                                                 --------------------
                                                                                                          22,194,386
                                                                                                 --------------------
Auto/Truck Parts & Equipment - Original (1.10%)
Autoliv Inc                                                              227,200                          12,920,864
BorgWarner Inc                                                           146,100                           8,400,750
Magna International Inc (a)                                               88,900                           6,649,720
                                                                                                 --------------------
                                                                                                          27,971,334
                                                                                                 --------------------
Beverages - Non-Alcoholic (0.94%)
Coca-Cola Co/The                                                         369,100                          17,244,352
PepsiCo Inc                                                              103,900                           6,591,416
                                                                                                 --------------------
                                                                                                          23,835,768
                                                                                                 --------------------
Brewery (0.08%)
Molson Coors Brewing Co                                                   28,000                           1,993,040
                                                                                                 --------------------

Cable TV (1.08%)
Comcast Corp (a)(b)                                                      675,500                          27,472,585
                                                                                                 --------------------

Chemicals - Diversified (1.25%)
Dow Chemical Co/The                                                      410,700                          16,752,453
EI Du Pont de Nemours & Co                                                49,000                           2,244,200
PPG Industries Inc                                                       186,500                          12,756,600
                                                                                                 --------------------
                                                                                                          31,753,253
                                                                                                 --------------------
Chemicals - Specialty (0.53%)
Ashland Inc (a)                                                           71,550                           4,228,605
Hercules Inc (b)                                                         115,100                           2,094,820
Lubrizol Corp                                                            157,000                           7,065,000
                                                                                                 --------------------
                                                                                                          13,388,425
                                                                                                 --------------------
Commercial Banks (0.24%)
BB&T Corp (a)                                                            139,700                           6,079,744
                                                                                                 --------------------

Computer Services (0.84%)
Ceridian Corp (b)                                                        322,900                           7,610,753
Electronic Data Systems Corp                                             540,700                          13,695,931
                                                                                                 --------------------
                                                                                                          21,306,684
                                                                                                 --------------------
Computers (1.33%)
Hewlett-Packard Co                                                       408,500                          15,825,290
International Business Machines Corp                                     196,000                          18,096,680
                                                                                                 --------------------
                                                                                                          33,921,970
                                                                                                 --------------------
Consumer Products - Miscellaneous (1.01%)
Clorox Co                                                                187,700                          12,117,912
Kimberly-Clark Corp                                                      202,200                          13,450,344
                                                                                                 --------------------
                                                                                                          25,568,256
                                                                                                 --------------------
Containers - Metal & Glass (0.46%)
Crown Holdings Inc (a)(b)                                                271,900                           5,285,736
Owens-Illinois Inc (b)                                                   381,300                           6,329,580
                                                                                                 --------------------
                                                                                                          11,615,316
                                                                                                 --------------------
Containers - Paper & Plastic (0.36%)
Sonoco Products Co                                                       261,400                           9,274,472
                                                                                                 --------------------

Cosmetics & Toiletries (2.45%)
Colgate-Palmolive Co (a)                                                 227,500                          14,553,175
Procter & Gamble Co                                                      752,700                          47,713,653
                                                                                                 --------------------
                                                                                                          62,266,828
                                                                                                 --------------------
Distribution & Wholesale (0.21%)
Tech Data Corp (a)(b)                                                    136,700                           5,379,145
                                                                                                 --------------------

Diversified Manufacturing Operations (4.78%)
Crane Co                                                                 134,900                           5,253,006
Eaton Corp                                                               215,550                          15,612,286
General Electric Co                                                    2,261,000                          79,383,710
Ingersoll-Rand Co Ltd                                                      3,200                             117,472
SPX Corp (a)                                                             142,700                           8,208,104
Textron Inc                                                              142,775                          12,982,531
                                                                                                 --------------------
                                                                                                         121,557,109
                                                                                                 --------------------
Electric - Integrated (2.50%)
Constellation Energy Group Inc                                           192,800                          12,030,720
Dominion Resources Inc/VA (a)                                            243,400                          19,712,966
Entergy Corp                                                             187,800                          16,118,874
Northeast Utilities (a)                                                  142,500                           3,563,925
Pinnacle West Capital Corp                                               248,100                          11,861,661
Wisconsin Energy Corp                                                      6,400                             294,016
                                                                                                 --------------------
                                                                                                          63,582,162
                                                                                                 --------------------
Electronic Components - Miscellaneous (0.77%)
Celestica Inc (a)(b)                                                     218,600                           2,148,838
Flextronics International Ltd (a)(b)                                     703,200                           8,157,120
Sanmina-SCI Corp (b)                                                   1,195,500                           4,722,225
Solectron Corp (a)(b)                                                  1,360,200                           4,543,068
                                                                                                 --------------------
                                                                                                          19,571,251
                                                                                                 --------------------
Electronic Components - Semiconductors (0.27%)
Agere Systems Inc (a)(b)                                                 410,400                           6,968,592
                                                                                                 --------------------

Electronic Parts Distribution (0.18%)
Arrow Electronics Inc (b)                                                150,400                           4,489,440
                                                                                                 --------------------

Fiduciary Banks (0.96%)
Bank of New York Co Inc/The                                              333,700                          11,469,269

Fiduciary Banks
Mellon Financial Corp                                                    334,100                          12,963,080
                                                                                                 --------------------
                                                                                                          24,432,349
                                                                                                 --------------------
Finance - Commercial (0.48%)
CIT Group Inc                                                            231,900                          12,070,395
                                                                                                 --------------------

Finance - Investment Banker & Broker (8.98%)
Citigroup Inc                                                          2,028,900                         101,769,624
Goldman Sachs Group Inc                                                   32,200                           6,111,238
JPMorgan Chase & Co                                                    1,504,000                          71,349,760
Merrill Lynch & Co Inc                                                   441,100                          38,560,962
Morgan Stanley                                                           136,200                          10,409,766
                                                                                                 --------------------
                                                                                                         228,201,350
                                                                                                 --------------------
Finance - Mortgage Loan/Banker (2.79%)
Countrywide Financial Corp                                               245,900                           9,373,708
Fannie Mae                                                               562,350                          33,324,861
Freddie Mac                                                              409,200                          28,230,708
                                                                                                 --------------------
                                                                                                          70,929,277
                                                                                                 --------------------
Financial Guarantee Insurance (0.98%)
MBIA Inc (a)                                                             230,400                          14,289,408
MGIC Investment Corp                                                     180,300                          10,594,428
                                                                                                 --------------------
                                                                                                          24,883,836
                                                                                                 --------------------
Food - Miscellaneous/Diversified (2.35%)
ConAgra Foods Inc (a)                                                    545,100                          14,254,365
General Mills Inc                                                        239,950                          13,633,959
Kellogg Co                                                               261,700                          13,166,127
Kraft Foods Inc (a)                                                       86,500                           2,975,600
Sara Lee Corp                                                            917,600                          15,690,960
                                                                                                 --------------------
                                                                                                          59,721,011
                                                                                                 --------------------
Food - Retail (1.07%)
Kroger Co/The                                                            582,100                          13,091,429
Safeway Inc (a)                                                          481,500                          14,136,840
                                                                                                 --------------------
                                                                                                          27,228,269
                                                                                                 --------------------
Home Decoration Products (0.01%)
Newell Rubbermaid Inc                                                      5,400                             155,412
                                                                                                 --------------------

Insurance Brokers (0.44%)
AON Corp                                                                 322,700                          11,226,733
                                                                                                 --------------------

Investment Management & Advisory Services (0.54%)
Janus Capital Group Inc (a)                                              437,100                           8,776,968
Waddell & Reed Financial Inc (a)                                         193,600                           4,936,800
                                                                                                 --------------------
                                                                                                          13,713,768
                                                                                                 --------------------
Life & Health Insurance (0.73%)
Prudential Financial Inc (a)                                             132,100                          10,162,453
Torchmark Corp (a)                                                         3,200                             197,376
UnumProvident Corp                                                       415,200                           8,212,656
                                                                                                 --------------------
                                                                                                          18,572,485
                                                                                                 --------------------
Medical - Drugs (4.46%)
Eli Lilly & Co                                                            85,000                           4,760,850
Merck & Co Inc                                                           804,775                          36,552,880
Pfizer Inc                                                             2,707,200                          72,146,880
                                                                                                 --------------------
                                                                                                         113,460,610
                                                                                                 --------------------
Medical - Hospitals (0.09%)
Tenet Healthcare Corp (a)(b)                                             330,200                           2,331,212
                                                                                                 --------------------

Medical - Wholesale Drug Distribution (0.36%)
AmerisourceBergen Corp (a)                                               192,900                           9,104,880
                                                                                                 --------------------

Multi-Line Insurance (5.64%)
ACE Ltd                                                                  117,500                           6,726,875
Allstate Corp/The                                                        127,700                           7,835,672
American International Group Inc                                         868,600                          58,343,862
Genworth Financial Inc                                                   466,500                          15,599,760
Hartford Financial Services Group Inc                                    194,100                          16,919,697
Metlife Inc                                                              374,550                          21,398,041
Old Republic International Corp                                          305,400                           6,880,662
XL Capital Ltd (a)                                                       136,800                           9,651,240
                                                                                                 --------------------
                                                                                                         143,355,809
                                                                                                 --------------------
Multimedia (1.95%)
Time Warner Inc (a)                                                    1,719,500                          34,407,195
Viacom Inc (b)                                                           156,600                           6,094,872
Walt Disney Co                                                           291,100                           9,158,006
                                                                                                 --------------------
                                                                                                          49,660,073
                                                                                                 --------------------
Office Supplies & Forms (0.47%)
Avery Dennison Corp                                                      188,400                          11,895,576
                                                                                                 --------------------

Oil & Gas Drilling (1.18%)
Diamond Offshore Drilling Inc                                             75,700                           5,240,711
GlobalSantaFe Corp (a)                                                   219,800                          11,407,620
Noble Corp (a)                                                            72,400                           5,075,240
Rowan Cos Inc (a)                                                        250,400                           8,358,352
                                                                                                 --------------------
                                                                                                          30,081,923
                                                                                                 --------------------
Oil Company - Integrated (10.51%)
BP PLC ADR                                                               156,700                          10,514,570
Chevron Corp                                                             746,584                          50,170,445
ConocoPhillips                                                           424,800                          25,589,952
Exxon Mobil Corp                                                       1,877,600                         134,098,192
Marathon Oil Corp                                                        288,900                          24,960,960
Occidental Petroleum Corp                                                 89,800                           4,215,212
Royal Dutch Shell PLC ADR                                                 73,900                           5,144,918
Total SA ADR                                                             181,100                          12,340,154
                                                                                                 --------------------
                                                                                                         267,034,403
                                                                                                 --------------------
Paper & Related Products (0.20%)
Smurfit-Stone Container Corp (a)(b)                                      480,200                           5,118,932
                                                                                                 --------------------

Property & Casualty Insurance (1.78%)
Chubb Corp                                                               379,400                          20,165,110
St Paul Travelers Cos Inc/The                                            491,191                          25,114,596
                                                                                                 --------------------
                                                                                                          45,279,706
                                                                                                 --------------------
Regional Banks (8.12%)
Bank of America Corp                                                   1,688,266                          90,946,889
Comerica Inc                                                             210,200                          12,231,538
Huntington Bancshares Inc/OH (a)                                         499,000                          12,180,590
Keycorp                                                                  257,400                           9,559,836
National City Corp (a)                                                   492,975                          18,363,319
SunTrust Banks Inc (a)                                                   176,500                          13,941,735
US Bancorp (a)                                                           366,500                          12,402,360
Wachovia Corp                                                            404,500                          22,449,750
Wells Fargo & Co                                                         390,500                          14,171,245
                                                                                                 --------------------
                                                                                                         206,247,262
                                                                                                 --------------------
Reinsurance (0.43%)
PartnerRe Ltd (a)                                                         29,200                           2,041,664

Reinsurance
RenaissanceRe Holdings Ltd                                               161,900                           8,807,360
                                                                                                 --------------------
                                                                                                          10,849,024
                                                                                                 --------------------
Retail - Apparel & Shoe (0.79%)
Gap Inc/The                                                              375,600                           7,895,112
Ltd Brands Inc                                                           415,500                          12,244,785
                                                                                                 --------------------
                                                                                                          20,139,897
                                                                                                 --------------------
Retail - Major Department Store (0.28%)
Saks Inc (a)                                                             373,200                           7,217,688
                                                                                                 --------------------

Retail - Office Supplies (0.67%)
Office Depot Inc (a)(b)                                                  404,600                          16,989,154
                                                                                                 --------------------

Retail - Restaurants (1.16%)
McDonald's Corp                                                          702,300                          29,440,416
                                                                                                 --------------------

Savings & Loans - Thrifts (1.05%)
Astoria Financial Corp                                                     9,750                             282,848
Washington Mutual Inc                                                    623,800                          26,386,740
                                                                                                 --------------------
                                                                                                          26,669,588
                                                                                                 --------------------
Steel - Producers (0.45%)
Mittal Steel Co NV (a)                                                   268,100                          11,461,275
                                                                                                 --------------------

Telecommunication Equipment (0.31%)
ADC Telecommunications Inc (a)(b)                                        248,385                           3,554,389
Tellabs Inc (b)                                                          417,800                           4,403,612
                                                                                                 --------------------
                                                                                                           7,958,001
                                                                                                 --------------------
Telecommunication Services (0.34%)
Embarq Corp (a)                                                          178,462                           8,628,638
                                                                                                 --------------------

Telephone - Integrated (5.95%)
AT&T Inc (a)                                                           1,672,000                          57,266,000
BellSouth Corp                                                           532,000                          23,993,200
Sprint Nextel Corp (a)                                                 1,027,250                          19,199,303
Verizon Communications Inc                                             1,368,700                          50,641,900
                                                                                                 --------------------
                                                                                                         151,100,403
                                                                                                 --------------------
Television (0.71%)
CBS Corp                                                                 626,800                          18,139,592
                                                                                                 --------------------

Tobacco (1.80%)
Altria Group Inc                                                         545,825                          44,391,947
UST Inc (a)                                                               26,625                           1,426,035
                                                                                                 --------------------
                                                                                                          45,817,982
                                                                                                 --------------------
Tools - Hand Held (0.52%)
Black & Decker Corp                                                      157,700                          13,227,876
                                                                                                 --------------------

Toys (0.24%)
Mattel Inc                                                               264,400                           5,983,372
                                                                                                 --------------------

Transport - Rail (1.14%)
CSX Corp                                                                 476,200                          16,986,054
Norfolk Southern Corp                                                    229,300                          12,054,301
                                                                                                 --------------------
                                                                                                          29,040,355
                                                                                                 --------------------
Wireless Equipment (1.07%)
American Tower Corp (a)(b)                                               120,000                           4,322,400
Crown Castle International Corp (a)(b)                                   367,400                          12,363,010
Wireless Equipment
Nokia OYJ ADR (a)                                                        529,800                          10,532,424
                                                                                                 --------------------
                                                                                                          27,217,834
                                                                                                 --------------------
TOTAL COMMON STOCKS                                                                           $        2,430,160,856
                                                                                                 --------------------
                                                                       Principal
                                                                         Amount                         Value
                                                                   -------------- -------------- --------------------
SHORT TERM INVESTMENTS (2.81%)
Commercial Paper (2.81%)
Alcon Capital Corp
5.20%, 11/13/2006                                                      2,800,000                           2,795,147
Archer Daniels Midland
5.24%, 11/ 6/2006                                                      3,400,000                           3,397,525
BASF AG
5.28%, 11/ 2/2006                                                      3,450,000                           3,449,494
Belmont Funding
5.31%, 11/ 1/2006                                                      3,450,000                           3,450,000
Berkeley Square Finance LLC
5.35%, 11/ 1/2006                                                      3,500,000                           3,500,000
Colonial Pipeline Co
5.28%, 11/ 2/2006                                                      1,000,000                             999,853
5.25%, 11/ 3/2006                                                      2,500,000                           2,499,271
Dexia Delaware LLC
5.24%, 11/ 6/2006                                                      3,400,000                           3,397,525
Edison Asset Securitization LLC
5.23%, 12/28/2006                                                      2,800,000                           2,776,814
Emerson Electric Co
5.22%, 11/ 6/2006                                                      3,400,000                           3,397,535
Goldman Sachs Group
5.25%, 11/ 1/2006                                                      3,300,000                           3,300,000
HBOS Treasury Services
5.24%, 11/ 1/2006                                                      1,700,000                           1,700,000
5.24%, 11/ 6/2006                                                      1,800,000                           1,798,690
Home Depot Inc
5.23%, 11/ 2/2006                                                      3,300,000                           3,299,521
International Lease Finance
5.23%, 11/ 2/2006                                                      2,500,000                           2,499,637
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                     3,282,000                           3,282,000
La Fayette Asset Securitization
5.32%, 11/ 1/2006                                                      3,450,000                           3,450,000
Links Finance LLC
5.31%, 11/ 1/2006                                                      3,450,000                           3,450,000
MICA Funding LLC
5.32%, 11/ 1/2006                                                      3,450,000                           3,450,000
National Australia Funding Delaware Inc
5.24%, 11/ 6/2006                                                      3,000,000                           2,997,817
New York Life Capital Corp
5.23%, 11/ 2/2006                                                      2,300,000                           2,299,666
Pitney Bowes Inc
5.22%, 11/ 2/2006                                                      3,300,000                           3,299,521
Three Pillars Funding
5.30%, 11/ 1/2006                                                      3,450,000                           3,450,000
Total Capital
5.29%, 11/ 1/2006                                                      3,450,000                           3,450,000
                                                                                                 --------------------
                                                                                                          71,390,016
                                                                                                 --------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $           71,390,016
                                                                                                 --------------------

MONEY MARKET FUNDS (11.43%)
Money Center Banks (11.43%)
BNY Institutional Cash Reserve Fund (c)                              290,441,000                         290,441,000
                                                                                                 --------------------
TOTAL MONEY MARKET FUNDS                                                                      $          290,441,000
                                                                                                 --------------------
Total Investments                                                                             $        2,791,991,872
Liabilities in Excess of Other Assets, Net - (9.86)%                                                   (250,591,300)
                                                                                                 --------------------
TOTAL NET ASSETS - 100.00%                                                                    $        2,541,400,572
                                                                                                 ====================
                                                                                                 --------------------

                                                                                                 ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $          508,282,296
Unrealized Depreciation                                           (35,335,770)
                                                           --------------------
Net Unrealized Appreciation (Depreciation)                         472,946,526
Cost for federal income tax purposes                             2,319,045,346


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current     Unrealized
                              Number of  Original      Market    Appreciation/
Type                          Contracts    Value        Value    (Depreciation)
------------------------------------------------------------------
Buy:
S&P 500 eMini; December 2006    1,082     $74,086,495   $74,831,120   $744,625

Portfolio Summary (unaudited)
-------------------------------------------- --------------------
Sector                                                   Percent
-------------------------------------------- --------------------
Financial                                                 46.48%
Consumer, Non-cyclical                                    15.36%
Energy                                                    11.97%
Communications                                            11.77%
Industrial                                                 9.99%
Consumer, Cyclical                                         6.12%
Technology                                                 2.98%
Basic Materials                                            2.56%
Utilities                                                  2.50%
Mortgage Securities                                        0.13%
Liabilities in Excess of Other Assets, Net              (-9.86%)
                                             --------------------
TOTAL NET ASSETS                                         100.00%
                                             ====================

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Futures                                                  2.94%


Schedule of Investments
October 31, 2006
Partners LargeCap Value Fund I
                                                              Shares
                                                               Held                                        Value
                                                     ------------------------------- -------------- --------------------
COMMON STOCKS (95.89%)
Advertising Agencies (1.72%)
Omnicom Group Inc (a)                                                        99,400              $           10,084,130
                                                                                                    --------------------

Aerospace & Defense (1.85%)
Lockheed Martin Corp                                                         44,200                           3,842,306
Northrop Grumman Corp                                                       105,500                           7,004,145
                                                                                                    --------------------
                                                                                                             10,846,451
                                                                                                    --------------------
Applications Software (1.89%)
Microsoft Corp                                                              385,900                          11,079,189
                                                                                                    --------------------

Auto - Medium & Heavy Duty Trucks (0.74%)
Paccar Inc                                                                   73,400                           4,346,014
                                                                                                    --------------------

Auto/Truck Parts & Equipment - Original (3.32%)
BorgWarner Inc                                                              110,200                           6,336,500
Johnson Controls Inc (a)                                                    161,700                          13,185,018
                                                                                                    --------------------
                                                                                                             19,521,518
                                                                                                    --------------------
Beverages - Wine & Spirits (0.59%)
Constellation Brands Inc (b)                                                126,800                           3,485,732
                                                                                                    --------------------

Brewery (1.13%)
Anheuser-Busch Cos Inc                                                      139,800                           6,629,316
                                                                                                    --------------------

Building Products - Wood (1.60%)
Masco Corp (a)                                                              339,400                           9,384,410
                                                                                                    --------------------

Cable TV (1.73%)
DIRECTV Group Inc/The (a)(b)                                                454,900                          10,135,172
                                                                                                    --------------------

Commercial Banks (0.54%)
City National Corp/Beverly Hills CA                                          47,500                           3,161,600
                                                                                                    --------------------

Consulting Services (1.16%)
Accenture Ltd                                                               207,000                           6,812,370
                                                                                                    --------------------

Diversified Manufacturing Operations (2.03%)
Illinois Tool Works Inc                                                     248,200                          11,896,226
                                                                                                    --------------------

Electric - Integrated (6.33%)
American Electric Power Co Inc                                              259,500                          10,751,085
Exelon Corp                                                                 235,900                          14,621,082
Northeast Utilities                                                         262,200                           6,557,622
Pepco Holdings Inc                                                          206,600                           5,251,772
                                                                                                    --------------------
                                                                                                             37,181,561
                                                                                                    --------------------
Fiduciary Banks (3.02%)
Mellon Financial Corp                                                       268,000                          10,398,400
Northern Trust Corp                                                         124,700                           7,322,384
                                                                                                    --------------------
                                                                                                             17,720,784
                                                                                                    --------------------
Finance - Investment Banker & Broker (13.45%)
Citigroup Inc                                                               553,400                          27,758,544

Finance - Investment Banker & Broker
JPMorgan Chase & Co                                                         490,200                          23,255,088
Morgan Stanley                                                              366,400                          28,003,952
                                                                                                    --------------------
                                                                                                             79,017,584
                                                                                                    --------------------
Finance - Mortgage Loan/Banker (1.71%)
Freddie Mac                                                                 146,000                          10,072,540
                                                                                                    --------------------

Gas - Distribution (1.79%)
NiSource Inc                                                                197,500                           4,595,825
Sempra Energy                                                               111,200                           5,898,048
                                                                                                    --------------------
                                                                                                             10,493,873
                                                                                                    --------------------
Hotels & Motels (0.27%)
Wyndham Worldwide Corp (a)(b)                                                54,760                           1,615,420
                                                                                                    --------------------

Internet Security (1.45%)
Symantec Corp (a)(b)                                                        430,400                           8,539,136
                                                                                                    --------------------

Medical - Drugs (5.50%)
Bristol-Myers Squibb Co (a)                                                 326,800                           8,088,300
Cephalon Inc (a)(b)                                                          61,200                           4,295,016
Merck & Co Inc                                                               81,200                           3,688,104
Wyeth                                                                       318,500                          16,253,055
                                                                                                    --------------------
                                                                                                             32,324,475
                                                                                                    --------------------
Medical - HMO (1.40%)
UnitedHealth Group Inc                                                      168,800                           8,234,064
                                                                                                    --------------------

Medical Products (1.22%)
Johnson & Johnson                                                           106,500                           7,178,100
                                                                                                    --------------------

Motorcycle/Motor Scooter (0.84%)
Harley-Davidson Inc                                                          71,500                           4,907,045
                                                                                                    --------------------

Multi-Line Insurance (5.92%)
Allstate Corp/The                                                           138,000                           8,467,680
American International Group Inc                                            251,300                          16,879,821
Hartford Financial Services Group Inc                                       108,000                           9,414,360
                                                                                                    --------------------
                                                                                                             34,761,861
                                                                                                    --------------------
Multimedia (1.11%)
News Corp                                                                   312,900                           6,523,965
                                                                                                    --------------------

Oil - Field Services (1.18%)
Halliburton Co (a)                                                          213,400                           6,903,490
                                                                                                    --------------------

Oil & Gas Drilling (2.12%)
ENSCO International Inc (a)                                                 129,600                           6,346,512
GlobalSantaFe Corp (a)                                                      117,900                           6,119,010
                                                                                                    --------------------
                                                                                                             12,465,522
                                                                                                    --------------------
Oil Company - Integrated (6.47%)
Chevron Corp                                                                146,300                           9,831,360
Exxon Mobil Corp                                                            283,700                          20,261,854
Marathon Oil Corp                                                            91,400                           7,896,960
                                                                                                    --------------------
                                                                                                             37,990,174
                                                                                                    --------------------
Pharmacy Services (1.21%)
Medco Health Solutions Inc (a)(b)                                           132,800                           7,104,800
                                                                                                    --------------------


Publicly Traded Investment Fund (0.96%)
SPDR Trust Series 1 (a)                                                      41,000                           5,651,030
                                                                                                    --------------------

Real Estate Magagement & Services (0.41%)
Realogy Corp (b)                                                             94,200                           2,428,476
                                                                                                    --------------------

Regional Banks (10.92%)
Bank of America Corp                                                        191,800                          10,332,266
Fifth Third Bancorp (a)                                                     384,300                          15,314,355
PNC Financial Services Group Inc (a)                                        178,900                          12,528,367
Wells Fargo & Co                                                            715,100                          25,950,979
                                                                                                    --------------------
                                                                                                             64,125,967
                                                                                                    --------------------
Retail - Building Products (0.15%)
Home Depot Inc                                                               23,400                             873,522
                                                                                                    --------------------

Retail - Discount (1.67%)
Costco Wholesale Corp (a)                                                   184,100                           9,827,258
                                                                                                    --------------------

Telecommunication Services (0.26%)
Embarq Corp                                                                  32,019                           1,548,119
                                                                                                    --------------------

Telephone - Integrated (4.25%)
AT&T Inc                                                                    379,100                          12,984,175
Sprint Nextel Corp (a)                                                      641,084                          11,981,860
                                                                                                    --------------------
                                                                                                             24,966,035
                                                                                                    --------------------
Television (0.33%)
Univision Communications Inc (a)(b)                                          56,000                           1,963,360
                                                                                                    --------------------

Transport - Rail (1.98%)
Burlington Northern Santa Fe Corp                                           150,100                          11,637,253
                                                                                                    --------------------

Transport - Services (1.67%)
FedEx Corp                                                                   85,900                           9,838,986
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                              $          563,276,528
                                                                                                   --------------------
                                                                     Principal
                                                                      Amount                                       Value
                                                     --   ---------------------------------- -------------- --------------------
MONEY MARKET FUNDS (13.79%)
Money Center Banks (13.79%)
BNY Institutional Cash Reserve Fund (c)                                  80,999,000                          80,999,000
                                                                                                    --------------------
TOTAL MONEY MARKET FUNDS                                                                         $           80,999,000
                                                                                                    --------------------
Total Investments                                                                                $          644,275,528
Liabilities in Excess of Other Assets, Net - (9.68)%                                                       (56,887,543)
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                       $          587,387,985
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           68,708,695
Unrealized Depreciation                                        (6,104,934)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                     62,603,761
Cost for federal income tax purposes                          581,671,767


Portfolio Summary (unaudited)
----------------------------------------------------- --------------------
Sector                                                            Percent
----------------------------------------------------- --------------------
Financial                                                          49.76%
Consumer, Non-cyclical                                             12.22%
Communications                                                     10.85%
Energy                                                              9.76%
Industrial                                                          9.13%
Utilities                                                           8.12%
Consumer, Cyclical                                                  6.99%
Technology                                                          1.89%
Funds                                                               0.96%
Liabilities in Excess of Other Assets, Net                       (-9.68%)
                                                      --------------------
TOTAL NET ASSETS                                                  100.00%
                                                      ====================


Schedule of Investments
October 31, 2006
Partners LargeCap Value Fund II
                                                                    Shares
                                                                     Held                                        Value
                                                           ------------------------------- -------------- --------------------
COMMON STOCKS (95.29%)
Aerospace & Defense (0.85%)
Northrop Grumman Corp                                                              31,800              $            2,111,202
                                                                                                          --------------------

Apparel Manufacturers (1.42%)
Liz Claiborne Inc                                                                  44,100                           1,859,697
VF Corp                                                                            21,700                           1,649,417
                                                                                                          --------------------
                                                                                                                    3,509,114
                                                                                                          --------------------
Applications Software (1.71%)
Microsoft Corp                                                                    147,000                           4,220,370
                                                                                                          --------------------

Auto/Truck Parts & Equipment - Original (0.25%)
Lear Corp (a)                                                                      20,500                             619,305
                                                                                                          --------------------

Beverages - Non-Alcoholic (1.83%)
Coca-Cola Co/The                                                                   57,500                           2,686,400
Pepsi Bottling Group Inc                                                           58,200                           1,840,284
                                                                                                          --------------------
                                                                                                                    4,526,684
                                                                                                          --------------------
Chemicals - Diversified (2.06%)
EI Du Pont de Nemours & Co                                                         50,000                           2,290,000
PPG Industries Inc                                                                 41,200                           2,818,080
                                                                                                          --------------------
                                                                                                                    5,108,080
                                                                                                          --------------------
Commercial Services - Finance (0.45%)
H&R Block Inc (a)                                                                  51,000                           1,114,860
                                                                                                          --------------------

Computers (2.72%)
Hewlett-Packard Co                                                                 90,400                           3,502,096
International Business Machines Corp                                               35,000                           3,231,550
                                                                                                          --------------------
                                                                                                                    6,733,646
                                                                                                          --------------------
Data Processing & Management (0.57%)
Fiserv Inc (b)                                                                     28,400                           1,402,960
                                                                                                          --------------------

Diversified Manufacturing Operations (4.73%)
Dover Corp                                                                         36,200                           1,719,500
General Electric Co                                                                96,600                           3,391,626
Ingersoll-Rand Co Ltd                                                              54,400                           1,997,024
Parker Hannifin Corp                                                               20,100                           1,680,963
Tyco International Ltd                                                             99,000                           2,913,570
                                                                                                          --------------------
                                                                                                                   11,702,683
                                                                                                          --------------------
Electric - Integrated (2.61%)
Exelon Corp                                                                        57,800                           3,582,444
PPL Corp                                                                           83,100                           2,868,612
                                                                                                          --------------------
                                                                                                                    6,451,056
                                                                                                          --------------------
Electronic Components - Semiconductors (0.74%)
Intel Corp                                                                         85,500                           1,824,570
                                                                                                          --------------------

Enterprise Software & Services (0.66%)
Oracle Corp (b)                                                                    88,500                           1,634,595
                                                                                                          --------------------


Fiduciary Banks (0.89%)
Bank of New York Co Inc/The                                                        64,300                           2,209,991
                                                                                                          --------------------

Finance - Investment Banker & Broker (10.08%)
Citigroup Inc                                                                     222,300                          11,150,568
JPMorgan Chase & Co                                                               127,100                           6,029,624
Merrill Lynch & Co Inc                                                             44,300                           3,872,706
Morgan Stanley                                                                     50,800                           3,882,644
                                                                                                          --------------------
                                                                                                                   24,935,542
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (2.97%)
Freddie Mac                                                                       106,500                           7,347,435
                                                                                                          --------------------

Financial Guarantee Insurance (0.51%)
MGIC Investment Corp                                                               21,400                           1,257,464
                                                                                                          --------------------

Food - Miscellaneous/Diversified (1.04%)
Unilever NV                                                                       105,900                           2,562,780
                                                                                                          --------------------

Food - Retail (1.04%)
Kroger Co/The                                                                     114,300                           2,570,607
                                                                                                          --------------------

Forestry (1.17%)
Weyerhaeuser Co                                                                    45,500                           2,893,345
                                                                                                          --------------------

Gas - Distribution (0.53%)
NiSource Inc                                                                       56,700                           1,319,409
                                                                                                          --------------------

Home Decoration Products (0.69%)
Newell Rubbermaid Inc                                                              59,700                           1,718,166
                                                                                                          --------------------

Insurance Brokers (0.58%)
Marsh & McLennan Cos Inc                                                           49,100                           1,445,504
                                                                                                          --------------------

Life & Health Insurance (0.67%)
Torchmark Corp                                                                     26,700                           1,646,856
                                                                                                          --------------------

Machinery - Farm (0.68%)
Deere & Co                                                                         19,900                           1,694,087
                                                                                                          --------------------

Medical - Drugs (5.48%)
Abbott Laboratories                                                                75,600                           3,591,756
Merck & Co Inc                                                                     40,600                           1,844,052
Pfizer Inc                                                                        175,700                           4,682,405
Wyeth                                                                              67,300                           3,434,319
                                                                                                          --------------------
                                                                                                                   13,552,532
                                                                                                          --------------------
Medical - Hospitals (0.22%)
HCA Inc (a)                                                                        10,900                             550,668
                                                                                                          --------------------

Medical Products (1.45%)
Johnson & Johnson                                                                  53,300                           3,592,420
                                                                                                          --------------------

Multi-Line Insurance (4.96%)
Allstate Corp/The                                                                  53,700                           3,295,032
American International Group Inc                                                   60,800                           4,083,936
Hartford Financial Services Group Inc                                              32,500                           2,833,025

Multi-Line Insurance
Loews Corp                                                                         52,800                           2,054,976
                                                                                                          --------------------
                                                                                                                   12,266,969
                                                                                                          --------------------
Multimedia (2.44%)
Time Warner Inc                                                                   226,700                           4,536,267
Viacom Inc (b)                                                                     38,600                           1,502,312
                                                                                                          --------------------
                                                                                                                    6,038,579
                                                                                                          --------------------
Non-Hazardous Waste Disposal (0.57%)
Waste Management Inc                                                               37,900                           1,420,492
                                                                                                          --------------------

Office Automation & Equipment (0.67%)
Xerox Corp (b)                                                                     97,400                           1,655,800
                                                                                                          --------------------

Oil Company - Exploration & Production (0.70%)
Anadarko Petroleum Corp                                                            19,200                             891,264
Devon Energy Corp                                                                  12,700                             848,868
                                                                                                          --------------------
                                                                                                                    1,740,132
                                                                                                          --------------------
Oil Company - Integrated (12.20%)
Chevron Corp                                                                      105,800                           7,109,760
ConocoPhillips                                                                     75,600                           4,554,144
Exxon Mobil Corp                                                                  162,500                          11,605,750
Royal Dutch Shell PLC ADR                                                          99,400                           6,920,228
                                                                                                          --------------------
                                                                                                                   30,189,882
                                                                                                          --------------------
Printing - Commercial (0.53%)
RR Donnelley & Sons Co                                                             38,700                           1,310,382
                                                                                                          --------------------

Publicly Traded Investment Fund (1.18%)
SPDR Trust Series 1 (a)                                                            21,200                           2,921,996
                                                                                                          --------------------

Publishing - Newspapers (1.18%)
Gannett Co Inc                                                                     49,400                           2,921,516
                                                                                                          --------------------

Regional Banks (9.78%)
Bank of America Corp                                                              155,700                           8,387,559
National City Corp (a)                                                             39,800                           1,482,550
PNC Financial Services Group Inc                                                   24,000                           1,680,720
US Bancorp                                                                        101,200                           3,424,608
Wachovia Corp                                                                      72,200                           4,007,100
Wells Fargo & Co                                                                  143,700                           5,214,873
                                                                                                          --------------------
                                                                                                                   24,197,410
                                                                                                          --------------------
Retail - Apparel & Shoe (0.64%)
Gap Inc/The                                                                        75,500                           1,587,010
                                                                                                          --------------------

Retail - Building Products (0.68%)
Home Depot Inc (a)                                                                 45,000                           1,679,850
                                                                                                          --------------------

Retail - Discount (1.56%)
Dollar General Corp (a)                                                           102,600                           1,439,478
Wal-Mart Stores Inc                                                                48,900                           2,409,792
                                                                                                          --------------------
                                                                                                                    3,849,270
                                                                                                          --------------------
Retail - Restaurants (1.13%)
McDonald's Corp                                                                    66,581                           2,791,076
                                                                                                          --------------------

Savings & Loans - Thrifts (1.23%)
Washington Mutual Inc                                                              72,200                           3,054,060
                                                                                                          --------------------

Steel - Producers (0.45%)
Nucor Corp                                                                         19,100                           1,115,631
                                                                                                          --------------------

Telephone - Integrated (5.44%)
AT&T Inc (a)                                                                      139,500                           4,777,875
BellSouth Corp                                                                     70,100                           3,161,510
Sprint Nextel Corp                                                                116,900                           2,184,861
Verizon Communications Inc                                                         90,300                           3,341,100
                                                                                                          --------------------
                                                                                                                   13,465,346
                                                                                                          --------------------
Tobacco (1.35%)
Altria Group Inc                                                                   41,200                           3,350,796
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          235,812,128
                                                                                                          --------------------
                                                                   Principal
                                                                    Amount                                       Value
                                                           ------------------------------- -------------- --------------------
MONEY MARKET FUNDS (5.30%)
Money Center Banks (5.30%)
BNY Institutional Cash Reserve Fund (c)                                        13,109,000                          13,109,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $           13,109,000
                                                                                                          --------------------
Total Investments                                                                                      $          248,921,128
Liabilities in Excess of Other Assets, Net - (0.59)%                                                              (1,459,840)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          247,461,288
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           36,164,568
Unrealized Depreciation                                   (2,482,041)
                                                  --------------------
Net Unrealized Appreciation (Depreciation)                 33,682,527
Cost for federal income tax purposes                      215,238,601


Portfolio Summary (unaudited)
------------------------------------------------- --------------------
Sector                                                        Percent
------------------------------------------------- --------------------
Financial                                                      36.96%
Consumer, Non-cyclical                                         13.39%
Energy                                                         12.90%
Communications                                                  9.06%
Technology                                                      7.06%
Industrial                                                      6.84%
Consumer, Cyclical                                              6.37%
Basic Materials                                                 3.69%
Utilities                                                       3.14%
Funds                                                           1.18%
Liabilities in Excess of Other Assets, Net                   (-0.59%)
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================


Schedule of Investments
October 31, 2006
Partners MidCap Growth Fund
                                                              Shares
                                                               Held                                        Value
                                                          -------------------------- -------------- --------------------
COMMON STOCKS (98.50%)
Advertising Sales (0.44%)
Focus Media Holding Ltd ADR (a)(b)                                           39,850              $            2,107,667
                                                                                                    --------------------

Agricultural Operations (0.54%)
Bunge Ltd                                                                    40,450                           2,593,250
                                                                                                    --------------------

Airlines (1.17%)
Continental Airlines Inc (a)(b)                                              65,930                           2,431,499
US Airways Group Inc (b)                                                     62,940                           3,138,188
                                                                                                    --------------------
                                                                                                              5,569,687
                                                                                                    --------------------
Apparel Manufacturers (3.79%)
Coach Inc (b)                                                               272,360                          10,796,350
Guess ? Inc (a)(b)                                                           58,550                           3,334,423
Polo Ralph Lauren Corp                                                       55,850                           3,965,350
                                                                                                    --------------------
                                                                                                             18,096,123
                                                                                                    --------------------
Applications Software (1.71%)
Citrix Systems Inc (b)                                                       94,815                           2,799,887
Salesforce.com Inc (a)(b)                                                   136,880                           5,341,058
                                                                                                    --------------------
                                                                                                              8,140,945
                                                                                                    --------------------
Audio & Video Products (0.82%)
Harman International Industries Inc                                          38,110                           3,900,559
                                                                                                    --------------------

Batteries & Battery Systems (0.47%)
Energy Conversion Devices Inc (a)(b)                                         60,300                           2,218,437
                                                                                                    --------------------

Casino Hotels (1.20%)
Wynn Resorts Ltd (a)(b)                                                      77,630                           5,708,910
                                                                                                    --------------------

Casino Services (2.67%)
International Game Technology                                               248,549                          10,565,818
Scientific Games Corp (a)(b)                                                 77,270                           2,165,878
                                                                                                    --------------------
                                                                                                             12,731,696
                                                                                                    --------------------
Cellular Telecommunications (3.05%)
Leap Wireless International Inc (a)(b)                                       59,328                           3,290,331
NII Holdings Inc (a)(b)                                                     173,270                          11,267,748
                                                                                                    --------------------
                                                                                                             14,558,079
                                                                                                    --------------------
Chemicals - Specialty (0.21%)
Ecolab Inc                                                                   22,240                           1,008,584
                                                                                                    --------------------

Computer Services (0.58%)
Cognizant Technology Solutions Corp (b)                                      37,050                           2,789,124
                                                                                                    --------------------

Computers - Integrated Systems (0.12%)
Riverbed Technology Inc (a)(b)                                               24,061                             576,742
                                                                                                    --------------------

Computers - Memory Devices (2.39%)
Network Appliance Inc (a)(b)                                                151,090                           5,514,785
SanDisk Corp (a)(b)                                                         122,810                           5,907,161
                                                                                                    --------------------
                                                                                                             11,421,946
                                                                                                    --------------------

Data Processing & Management (2.45%)
Fiserv Inc (b)                                                               98,500                           4,865,900
MoneyGram International Inc                                                  92,480                           3,163,741
Paychex Inc                                                                  92,124                           3,637,055
                                                                                                    --------------------
                                                                                                             11,666,696
                                                                                                    --------------------
Dental Supplies & Equipment (0.51%)
Dentsply International Inc                                                   77,576                           2,426,577
                                                                                                    --------------------

Dialysis Centers (0.78%)
DaVita Inc (b)                                                               67,140                           3,734,998
                                                                                                    --------------------

Diversified Manufacturing Operations (1.45%)
Harsco Corp                                                                  42,020                           3,430,093
Roper Industries Inc                                                         72,960                           3,491,136
                                                                                                    --------------------
                                                                                                              6,921,229
                                                                                                    --------------------
E-Commerce - Products (1.44%)
Nutri/System Inc (a)(b)                                                     111,162                           6,856,472
                                                                                                    --------------------

E-Commerce - Services (0.45%)
Ctrip.com International Ltd ADR (a)                                          43,311                           2,122,239
                                                                                                    --------------------

Electric Products - Miscellaneous (1.02%)
Ametek Inc                                                                  104,640                           4,884,595
                                                                                                    --------------------

Electronic Components - Miscellaneous (0.76%)
Benchmark Electronics Inc (b)                                               116,210                           3,085,376
Flextronics International Ltd (a)(b)                                         46,250                             536,500
                                                                                                    --------------------
                                                                                                              3,621,876
                                                                                                    --------------------
Electronic Components - Semiconductors (3.98%)
MEMC Electronic Materials Inc (a)(b)                                         85,070                           3,019,985
Nvidia Corp (b)                                                             213,100                           7,430,797
QLogic Corp (b)                                                             187,330                           3,855,252
Silicon Laboratories Inc (a)(b)                                             144,075                           4,701,167
                                                                                                    --------------------
                                                                                                             19,007,201
                                                                                                    --------------------
Electronic Measurement Instruments (0.49%)
Itron Inc (a)(b)                                                             43,110                           2,346,908
                                                                                                    --------------------

E-Marketing & Information (1.08%)
aQuantive Inc (a)(b)                                                        189,300                           5,145,174
                                                                                                    --------------------

Engineering - Research & Development Services (0.59%)
McDermott International, Inc. (b)                                            62,550                           2,795,985
                                                                                                    --------------------

Enterprise Software & Services (0.94%)
Business Objects SA ADR (a)(b)                                               78,360                           2,902,454
Sybase Inc (a)(b)                                                            65,220                           1,588,107
                                                                                                    --------------------
                                                                                                              4,490,561
                                                                                                    --------------------
Entertainment Software (2.00%)
Activision Inc (b)                                                          172,480                           2,659,641
Electronic Arts Inc (b)                                                     130,276                           6,890,298
                                                                                                    --------------------
                                                                                                              9,549,939
                                                                                                    --------------------
Fiduciary Banks (0.97%)
Northern Trust Corp                                                          78,470                           4,607,758
                                                                                                    --------------------

Finance - Investment Banker & Broker (1.05%)
Greenhill & Co Inc                                                           30,550                           2,075,567

Finance - Investment Banker & Broker
Investment Technology Group Inc (b)                                          63,220                           2,952,374
                                                                                                    --------------------
                                                                                                              5,027,941
                                                                                                    --------------------
Finance - Other Services (1.84%)
IntercontinentalExchange Inc (a)(b)                                          47,130                           3,978,715
Nasdaq Stock Market Inc/The (a)(b)                                          134,496                           4,805,542
                                                                                                    --------------------
                                                                                                              8,784,257
                                                                                                    --------------------
Food - Confectionery (0.99%)
WM Wrigley Jr Co (a)                                                         90,690                           4,711,346
                                                                                                    --------------------

Food - Miscellaneous/Diversified (0.51%)
Campbell Soup Co (a)                                                         64,690                           2,418,112
                                                                                                    --------------------

Food - Retail (1.08%)
Whole Foods Market Inc (a)                                                   80,460                           5,136,566
                                                                                                    --------------------

Hotels & Motels (1.44%)
Hilton Hotels Corp (a)                                                      116,850                           3,379,302
Starwood Hotels & Resorts Worldwide Inc                                      58,810                           3,513,309
                                                                                                    --------------------
                                                                                                              6,892,611
                                                                                                    --------------------
Human Resources (1.15%)
Monster Worldwide Inc (b)                                                   135,420                           5,485,864
                                                                                                    --------------------

Instruments - Controls (1.32%)
Thermo Electron Corp (b)                                                    147,160                           6,308,749
                                                                                                    --------------------

Instruments - Scientific (0.22%)
Applera Corp - Applied Biosystems Group                                      27,510                           1,026,123
                                                                                                    --------------------

Internet Infrastructure Software (2.63%)
Akamai Technologies Inc (a)(b)                                              151,160                           7,083,358
F5 Networks Inc (a)(b)                                                       82,750                           5,477,222
                                                                                                    --------------------
                                                                                                             12,560,580
                                                                                                    --------------------
Investment Management & Advisory Services (3.14%)
Affiliated Managers Group Inc (a)(b)                                         54,060                           5,413,568
T Rowe Price Group Inc (a)                                                  202,170                           9,564,663
                                                                                                    --------------------
                                                                                                             14,978,231
                                                                                                    --------------------
Lasers - Systems & Components (1.02%)
Cymer Inc (a)(b)                                                            104,680                           4,849,824
                                                                                                    --------------------

Leisure & Recreation Products (0.56%)
WMS Industries Inc (a)(b)                                                    75,250                           2,658,583
                                                                                                    --------------------

Medical - Biomedical/Gene (1.94%)
Celgene Corp (b)                                                            137,424                           7,343,939
Medimmune Inc (b)                                                            59,927                           1,920,061
                                                                                                    --------------------
                                                                                                              9,264,000
                                                                                                    --------------------
Medical - Drugs (4.57%)
Allergan Inc                                                                 69,100                           7,981,050
Forest Laboratories Inc (b)                                                  90,760                           4,441,794
Medicis Pharmaceutical Corp (a)                                              45,210                           1,584,158
New River Pharmaceuticals Inc (a)(b)                                         44,750                           2,275,985
Sepracor Inc (a)(b)                                                          30,800                           1,594,208
Shire PLC ADR                                                                71,570                           3,925,615
                                                                                                    --------------------
                                                                                                             21,802,810
                                                                                                    --------------------

Medical - HMO (0.48%)
Health Net Inc (b)                                                           55,620                           2,308,786
                                                                                                    --------------------

Medical Instruments (1.06%)
Intuitive Surgical Inc (a)(b)                                                50,970                           5,055,205
                                                                                                    --------------------

Medical Laboratory & Testing Service (0.65%)
Covance Inc (a)(b)                                                           53,100                           3,106,350
                                                                                                    --------------------

Medical Products (0.47%)
Henry Schein Inc (b)                                                         45,030                           2,237,541
                                                                                                    --------------------

Metal Processors & Fabrication (1.56%)
Precision Castparts Corp                                                    109,600                           7,459,376
                                                                                                    --------------------

Multi-Line Insurance (0.69%)
HCC Insurance Holdings Inc (a)                                               98,110                           3,302,383
                                                                                                    --------------------

Networking Products (0.77%)
Polycom Inc (a)(b)                                                          134,830                           3,694,342
                                                                                                    --------------------

Non-Ferrous Metals (0.51%)
Titanium Metals Corp (a)(b)                                                  81,760                           2,410,285
                                                                                                    --------------------

Oil - Field Services (0.86%)
Smith International Inc (a)                                                 103,550                           4,088,154
                                                                                                    --------------------

Oil Company - Exploration & Production (2.32%)
Denbury Resources Inc (b)                                                    85,460                           2,456,121
Range Resources Corp                                                        212,155                           5,760,008
Ultra Petroleum Corp (a)(b)                                                  53,600                           2,860,632
                                                                                                    --------------------
                                                                                                             11,076,761
                                                                                                    --------------------
Oil Field Machinery & Equipment (1.94%)
Cameron International Corp (b)                                               95,640                           4,791,564
National Oilwell Varco Inc (a)(b)                                            74,290                           4,487,116
                                                                                                    --------------------
                                                                                                              9,278,680
                                                                                                    --------------------
Oil Refining & Marketing (0.48%)
Sunoco Inc                                                                   34,930                           2,309,921
                                                                                                    --------------------

Physical Therapy & Rehabilitation Centers (0.54%)
Psychiatric Solutions Inc (a)(b)                                             77,690                           2,579,308
                                                                                                    --------------------

Pipelines (0.99%)
Questar Corp                                                                 25,710                           2,094,851
Williams Cos Inc                                                            107,880                           2,635,508
                                                                                                    --------------------
                                                                                                              4,730,359
                                                                                                    --------------------
Printing - Commercial (0.73%)
VistaPrint Ltd (b)                                                          111,903                           3,500,326
                                                                                                    --------------------

Property & Casualty Insurance (0.45%)
Arch Capital Group Ltd (a)(b)                                                33,090                           2,127,356
                                                                                                    --------------------

Real Estate Magagement & Services (0.95%)
CB Richard Ellis Group Inc (a)(b)                                           151,430                           4,547,443
                                                                                                    --------------------


REITS - Hotels (0.53%)
Host Hotels & Resorts Inc                                                   110,319                           2,543,956
                                                                                                    --------------------

REITS - Office Property (0.75%)
Douglas Emmett Inc                                                           54,600                           1,302,210
Kilroy Realty Corp (a)                                                       30,370                           2,287,772
                                                                                                    --------------------
                                                                                                              3,589,982
                                                                                                    --------------------
Research & Development (0.90%)
Pharmaceutical Product Development Inc                                      135,340                           4,283,511
                                                                                                    --------------------

Respiratory Products (0.55%)
Respironics Inc (b)                                                          74,782                           2,641,300
                                                                                                    --------------------

Retail - Apparel & Shoe (4.20%)
Abercrombie & Fitch Co                                                       43,150                           3,307,447
Childrens Place Retail Stores Inc/The (a)(b)                                 46,300                           3,249,797
Ltd Brands Inc                                                               82,580                           2,433,633
Nordstrom Inc                                                               150,400                           7,121,440
Under Armour Inc. - Class A (a)(b)                                           84,716                           3,926,587
                                                                                                    --------------------
                                                                                                             20,038,904
                                                                                                    --------------------
Retail - Consumer Electronics (0.74%)
Circuit City Stores Inc                                                     130,720                           3,526,826
                                                                                                    --------------------

Retail - Convenience Store (0.42%)
Pantry Inc/The (a)(b)                                                        36,980                           2,018,368
                                                                                                    --------------------

Retail - Discount (0.65%)
TJX Cos Inc                                                                 106,610                           3,086,360
                                                                                                    --------------------

Retail - Major Department Store (0.90%)
JC Penney Co Inc                                                             56,850                           4,276,826
                                                                                                    --------------------

Semiconductor Component - Integrated Circuits (0.62%)
Integrated Device Technology Inc (b)                                        185,126                           2,934,247
                                                                                                    --------------------

Semiconductor Equipment (3.42%)
ASML Holding NV (a)(b)                                                      110,960                           2,534,326
Formfactor Inc (b)                                                           44,800                           1,710,464
Kla-Tencor Corp (a)                                                         125,960                           6,193,453
Lam Research Corp (b)                                                        52,980                           2,619,861
Varian Semiconductor Equipment Associates Inc (a)(b)                         88,681                           3,235,970
                                                                                                    --------------------
                                                                                                             16,294,074
                                                                                                    --------------------
Steel - Specialty (0.70%)
Allegheny Technologies Inc                                                   42,691                           3,361,062
                                                                                                    --------------------

Telecommunication Equipment - Fiber Optics (0.98%)
Finisar Corp (a)(b)                                                         684,270                           2,381,259
JDS Uniphase Corp (a)(b)                                                    157,975                           2,295,377
                                                                                                    --------------------
                                                                                                              4,676,636
                                                                                                    --------------------
Telecommunication Services (0.48%)
Time Warner Telecom Inc (a)(b)                                              115,630                           2,305,662
                                                                                                    --------------------

Transport - Air Freight (0.33%)
EGL Inc (b)                                                                  46,690                           1,586,993
                                                                                                    --------------------


Transport - Rail (0.67%)
CSX Corp                                                                     89,020                           3,175,343
                                                                                                    --------------------

Transport - Services (1.60%)
CH Robinson Worldwide Inc                                                   124,380                           5,191,621
Expeditors International Washington Inc                                      51,390                           2,436,400
                                                                                                    --------------------
                                                                                                              7,628,021
                                                                                                    --------------------
Vitamins & Nutrition Products (0.19%)
NBTY Inc (b)                                                                 32,130                             893,857
                                                                                                    --------------------

Wire & Cable Products (0.62%)
General Cable Corp (a)(b)                                                    79,240                           2,979,424
                                                                                                    --------------------

Wireless Equipment (2.27%)
American Tower Corp (b)                                                     180,710                           6,509,174
Crown Castle International Corp (a)(b)                                      128,920                           4,338,158
                                                                                                    --------------------
                                                                                                             10,847,332
                                                                                                    --------------------
TOTAL COMMON STOCKS                                                                              $          470,006,814
                                                                                                    --------------------
                                                             Principal
                                                              Amount                                       Value
                                                          -------------------------- -------------- --------------------
MONEY MARKET FUNDS (24.87%)
Money Center Banks (24.87%)
BNY Institutional Cash Reserve Fund (c)                                 118,671,000                         118,671,000
                                                                                                    --------------------
TOTAL MONEY MARKET FUNDS                                                                         $          118,671,000
                                                                                                    --------------------
Total Investments                                                                                $          588,677,814
Liabilities in Excess of Other Assets, Net - (23.37)%                                                     (111,500,359)
                                                                                                    --------------------
TOTAL NET ASSETS - 100.00%                                                                       $          477,177,455
                                                                                                    ====================
                                                                                                    --------------------

                                                                                                    ====================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           56,140,747
Unrealized Depreciation                                         (11,020,275)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        45,120,472
Cost for federal income tax purposes                             543,557,342


Portfolio Summary (unaudited)
-------------------------------------------------------- --------------------
Sector                                                               Percent
-------------------------------------------------------- --------------------
Financial                                                             35.24%
Consumer, Cyclical                                                    18.55%
Technology                                                            18.21%
Consumer, Non-cyclical                                                17.64%
Communications                                                        13.60%
Industrial                                                            12.11%
Energy                                                                 6.60%
Basic Materials                                                        1.42%
Liabilities in Excess of Other Assets, Net                         (-23.37%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
October 31, 2006
Partners MidCap Growth Fund I
                                                                    Shares
                                                                     Held                                        Value
                                                            ------------------------------ -------------- --------------------
COMMON STOCKS (99.89%)
Advertising Agencies (0.46%)
Omnicom Group Inc                                                                  11,700              $            1,186,965
                                                                                                          --------------------

Aerospace & Defense (0.49%)
Rockwell Collins Inc                                                               21,950                           1,274,856
                                                                                                          --------------------

Airlines (0.48%)
Southwest Airlines Co                                                              82,200                           1,235,466
                                                                                                          --------------------

Apparel Manufacturers (0.92%)
Coach Inc (a)                                                                      24,800                             983,072
Polo Ralph Lauren Corp                                                             19,700                           1,398,700
                                                                                                          --------------------
                                                                                                                    2,381,772
                                                                                                          --------------------
Applications Software (1.76%)
American Reprographics Co (a)                                                      24,900                             883,950
Intuit Inc (a)                                                                    103,200                           3,642,960
                                                                                                          --------------------
                                                                                                                    4,526,910
                                                                                                          --------------------
Auto - Medium & Heavy Duty Trucks (0.42%)
Paccar Inc                                                                         18,375                           1,087,984
                                                                                                          --------------------

Beverages - Non-Alcoholic (0.73%)
Pepsi Bottling Group Inc                                                           59,800                           1,890,876
                                                                                                          --------------------

Beverages - Wine & Spirits (0.61%)
Brown-Forman Corp                                                                  21,700                           1,566,523
                                                                                                          --------------------

Building - Heavy Construction (0.59%)
Granite Construction Inc (b)                                                       29,050                           1,513,505
                                                                                                          --------------------

Cable TV (0.64%)
EchoStar Communications Corp (a)                                                   46,100                           1,637,472
                                                                                                          --------------------

Casino Services (0.62%)
International Game Technology                                                      37,700                           1,602,627
                                                                                                          --------------------

Cellular Telecommunications (0.79%)
NII Holdings Inc (a)(b)                                                            31,300                           2,035,439
                                                                                                          --------------------

Chemicals - Diversified (0.50%)
Lyondell Chemical Co (b)                                                           50,300                           1,291,201
                                                                                                          --------------------

Chemicals - Specialty (0.26%)
HB Fuller Co                                                                       26,800                             664,372
                                                                                                          --------------------

Commercial Banks (0.70%)
Corus Bankshares Inc (b)                                                           43,600                             895,108
UnionBanCal Corp                                                                   15,700                             904,006
                                                                                                          --------------------
                                                                                                                    1,799,114
                                                                                                          --------------------
Commercial Services - Finance (1.45%)
Equifax Inc                                                                        66,420                           2,525,953

Commercial Services - Finance
Moody's Corp                                                                       18,280                           1,211,964
                                                                                                          --------------------
                                                                                                                    3,737,917
                                                                                                          --------------------
Computer Aided Design (0.99%)
Autodesk Inc (a)                                                                   69,200                           2,543,100
                                                                                                          --------------------

Computer Services (1.83%)
Cognizant Technology Solutions Corp (a)                                            41,100                           3,094,008
Factset Research Systems Inc                                                       31,900                           1,623,710
                                                                                                          --------------------
                                                                                                                    4,717,718
                                                                                                          --------------------
Computers - Integrated Systems (0.70%)
NCR Corp (a)                                                                       43,600                           1,810,272
                                                                                                          --------------------

Computers - Memory Devices (0.96%)
Western Digital Corp (a)(b)                                                       135,200                           2,471,456
                                                                                                          --------------------

Computers - Peripheral Equipment (0.75%)
Lexmark International Inc (a)                                                      30,300                           1,926,777
                                                                                                          --------------------

Containers - Paper & Plastic (0.67%)
Pactiv Corp (a)(b)                                                                 55,750                           1,719,330
                                                                                                          --------------------

Cosmetics & Toiletries (0.66%)
Estee Lauder Cos Inc/The (b)                                                       42,400                           1,712,536
                                                                                                          --------------------

Data Processing & Management (1.75%)
Dun & Bradstreet Corp (a)(b)                                                       32,350                           2,498,714
Fidelity National Information Services (b)                                         48,200                           2,003,674
                                                                                                          --------------------
                                                                                                                    4,502,388
                                                                                                          --------------------
Dental Supplies & Equipment (0.70%)
Dentsply International Inc                                                         57,700                           1,804,856
                                                                                                          --------------------

Diagnostic Kits (0.51%)
Idexx Laboratories Inc (a)                                                         15,900                           1,323,039
                                                                                                          --------------------

Disposable Medical Products (1.05%)
CR Bard Inc                                                                        33,150                           2,716,974
                                                                                                          --------------------

Distribution & Wholesale (0.29%)
WESCO International Inc (a)                                                        11,300                             737,551
                                                                                                          --------------------

Diversified Manufacturing Operations (2.30%)
Acuity Brands Inc                                                                  20,950                           1,037,863
Parker Hannifin Corp                                                               30,700                           2,567,441
Textron Inc                                                                        25,450                           2,314,169
                                                                                                          --------------------
                                                                                                                    5,919,473
                                                                                                          --------------------
E-Commerce - Products (0.74%)
Amazon.Com Inc (a)(b)                                                              50,000                           1,904,500
                                                                                                          --------------------

Electric - Integrated (1.16%)
Alliant Energy Corp                                                                33,800                           1,296,230
Pinnacle West Capital Corp                                                         35,300                           1,687,693
                                                                                                          --------------------
                                                                                                                    2,983,923
                                                                                                          --------------------
Electronic Components - Semiconductors (4.08%)
Altera Corp (a)                                                                    93,700                           1,727,828
Intersil Corp                                                                      45,300                           1,062,285

Electronic Components - Semiconductors
MEMC Electronic Materials Inc (a)                                                  39,850                           1,414,675
Microchip Technology Inc                                                           77,200                           2,542,196
National Semiconductor Corp                                                        99,200                           2,409,568
Nvidia Corp (a)                                                                    39,000                           1,359,930
                                                                                                          --------------------
                                                                                                                   10,516,482
                                                                                                          --------------------
Electronic Connectors (1.30%)
Amphenol Corp                                                                      25,350                           1,721,265
Thomas & Betts Corp (a)                                                            31,700                           1,633,501
                                                                                                          --------------------
                                                                                                                    3,354,766
                                                                                                          --------------------
Electronic Measurement Instruments (1.00%)
Agilent Technologies Inc (a)                                                       49,800                           1,772,880
Tektronix Inc                                                                      26,600                             807,842
                                                                                                          --------------------
                                                                                                                    2,580,722
                                                                                                          --------------------
Energy - Alternate Sources (0.42%)
Covanta Holding Corp (a)                                                           53,200                           1,081,556
                                                                                                          --------------------

Engineering - Research & Development Services (1.43%)
EMCOR Group Inc (a)                                                                15,900                             940,485
Fluor Corp (b)                                                                     19,200                           1,505,856
Jacobs Engineering Group Inc (a)                                                   16,450                           1,242,633
                                                                                                          --------------------
                                                                                                                    3,688,974
                                                                                                          --------------------
Engines - Internal Combustion (0.68%)
Cummins Inc                                                                        13,750                           1,745,975
                                                                                                          --------------------

Enterprise Software & Services (0.32%)
BEA Systems Inc (a)(b)                                                             51,100                             831,397
                                                                                                          --------------------

Finance - Auto Loans (0.53%)
AmeriCredit Corp (a)(b)                                                            53,500                           1,367,995
                                                                                                          --------------------

Finance - Investment Banker & Broker (0.73%)
Investment Technology Group Inc (a)                                                15,900                             742,530
Knight Capital Group Inc (a)                                                       61,300                           1,143,245
                                                                                                          --------------------
                                                                                                                    1,885,775
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (0.62%)
IndyMac Bancorp Inc (b)                                                            35,000                           1,590,750
                                                                                                          --------------------

Finance - Other Services (1.67%)
Cbot Holdings Inc (a)(b)                                                            7,950                           1,179,780
IntercontinentalExchange Inc (a)(b)                                                19,250                           1,625,085
NYSE Group Inc (a)(b)                                                              20,150                           1,490,899
                                                                                                          --------------------
                                                                                                                    4,295,764
                                                                                                          --------------------
Food - Meat Products (0.50%)
Hormel Foods Corp                                                                  35,900                           1,296,349
                                                                                                          --------------------

Food - Miscellaneous/Diversified (1.62%)
ConAgra Foods Inc                                                                  46,400                           1,213,360
HJ Heinz Co                                                                        55,600                           2,344,096
McCormick & Co Inc/MD                                                              16,450                             615,230
                                                                                                          --------------------
                                                                                                                    4,172,686
                                                                                                          --------------------
Garden Products (0.71%)
Toro Co                                                                            42,250                           1,823,510
                                                                                                          --------------------


Health Care Cost Containment (0.34%)
Healthspring Inc (a)(b)                                                            44,050                             887,167
                                                                                                          --------------------

Hotels & Motels (1.80%)
Choice Hotels International Inc                                                    37,850                           1,586,672
Starwood Hotels & Resorts Worldwide Inc                                            51,300                           3,064,662
                                                                                                          --------------------
                                                                                                                    4,651,334
                                                                                                          --------------------
Human Resources (1.03%)
Manpower Inc                                                                       39,050                           2,646,419
                                                                                                          --------------------

Industrial Automation & Robots (0.64%)
Rockwell Automation Inc                                                            26,550                           1,646,100
                                                                                                          --------------------

Industrial Gases (0.69%)
Airgas Inc                                                                         47,000                           1,777,070
                                                                                                          --------------------

Internet Infrastructure Software (0.46%)
Akamai Technologies Inc (a)(b)                                                     25,100                           1,176,186
                                                                                                          --------------------

Internet Security (1.26%)
McAfee Inc (a)                                                                     70,200                           2,030,886
VeriSign Inc (a)(b)                                                                58,700                           1,213,916
                                                                                                          --------------------
                                                                                                                    3,244,802
                                                                                                          --------------------
Internet Telephony (0.30%)
j2 Global Communications Inc (a)(b)                                                28,600                             784,784
                                                                                                          --------------------

Investment Management & Advisory Services (1.28%)
Blackrock, Inc. (b)                                                                13,500                           2,036,340
T Rowe Price Group Inc                                                             26,950                           1,275,005
                                                                                                          --------------------
                                                                                                                    3,311,345
                                                                                                          --------------------
Machinery - Construction & Mining (0.32%)
Terex Corp (a)                                                                     15,900                             822,984
                                                                                                          --------------------

Machinery - Pumps (0.64%)
Graco Inc                                                                          40,600                           1,654,856
                                                                                                          --------------------

Medical - Biomedical/Gene (1.93%)
Biogen Idec Inc (a)                                                                44,200                           2,103,920
Celgene Corp (a)(b)                                                                53,850                           2,877,744
                                                                                                          --------------------
                                                                                                                    4,981,664
                                                                                                          --------------------
Medical - Drugs (2.94%)
Allergan Inc (b)                                                                   18,310                           2,114,805
Cephalon Inc (a)(b)                                                                25,700                           1,803,626
Forest Laboratories Inc (a)                                                        39,650                           1,940,471
King Pharmaceuticals Inc (a)                                                      102,100                           1,708,133
                                                                                                          --------------------
                                                                                                                    7,567,035
                                                                                                          --------------------
Medical - HMO (2.60%)
Health Net Inc (a)                                                                 44,100                           1,830,591
Humana Inc (a)                                                                     49,700                           2,982,000
Sierra Health Services Inc (a)(b)                                                  28,550                             977,552
WellCare Health Plans Inc (a)(b)                                                   15,350                             901,812
                                                                                                          --------------------
                                                                                                                    6,691,955
                                                                                                          --------------------
Medical - Wholesale Drug Distribution (0.87%)
AmerisourceBergen Corp                                                             47,500                           2,242,000
                                                                                                          --------------------


Medical Instruments (0.46%)
Edwards Lifesciences Corp (a)                                                      27,850                           1,195,600
                                                                                                          --------------------

Medical Laboratory & Testing Service (1.68%)
Laboratory Corp of America Holdings (a)(b)                                         43,700                           2,993,013
Quest Diagnostics Inc                                                              26,780                           1,332,037
                                                                                                          --------------------
                                                                                                                    4,325,050
                                                                                                          --------------------
Medical Products (1.51%)
Henry Schein Inc (a)                                                               47,800                           2,375,182
Mentor Corp (b)                                                                    15,250                             713,700
West Pharmaceutical Services Inc (b)                                               19,150                             805,066
                                                                                                          --------------------
                                                                                                                    3,893,948
                                                                                                          --------------------
Metal - Copper (1.00%)
Phelps Dodge Corp                                                                  13,750                           1,380,225
Southern Copper Corp (b)                                                           23,300                           1,197,154
                                                                                                          --------------------
                                                                                                                    2,577,379
                                                                                                          --------------------
Metal - Diversified (0.54%)
Freeport-McMoRan Copper & Gold Inc                                                 23,150                           1,400,112
                                                                                                          --------------------

Metal Processors & Fabrication (0.54%)
Precision Castparts Corp                                                           20,450                           1,391,827
                                                                                                          --------------------

Motorcycle/Motor Scooter (1.32%)
Harley-Davidson Inc                                                                49,700                           3,410,911
                                                                                                          --------------------

Multi-Line Insurance (0.59%)
Assurant Inc                                                                       28,950                           1,524,507
                                                                                                          --------------------

Networking Products (0.29%)
Juniper Networks Inc (a)(b)                                                        43,450                             748,209
                                                                                                          --------------------

Non-Hazardous Waste Disposal (0.41%)
Republic Services Inc                                                              25,950                           1,064,210
                                                                                                          --------------------

Oil - Field Services (1.93%)
Helix Energy Solutions Group Inc (a)(b)                                            29,450                             951,235
SEACOR Holdings Inc (a)(b)                                                         14,550                           1,301,934
Superior Energy Services (a)(b)                                                    40,400                           1,264,520
Tetra Technologies Inc (a)                                                         56,600                           1,465,940
                                                                                                          --------------------
                                                                                                                    4,983,629
                                                                                                          --------------------
Oil & Gas Drilling (0.52%)
Patterson-UTI Energy Inc (b)                                                       58,300                           1,352,560
                                                                                                          --------------------

Oil Company - Exploration & Production (1.78%)
Cimarex Energy Co                                                                  38,150                           1,374,163
Unit Corp (a)                                                                      27,400                           1,271,086
XTO Energy Inc                                                                     41,800                           1,950,388
                                                                                                          --------------------
                                                                                                                    4,595,637
                                                                                                          --------------------
Oil Company - Integrated (0.47%)
Hess Corp (b)                                                                      28,850                           1,223,240
                                                                                                          --------------------

Oil Refining & Marketing (1.65%)
Frontier Oil Corp                                                                  53,200                           1,564,080
Holly Corp                                                                         21,150                           1,005,894
Tesoro Corp (b)                                                                    26,250                           1,678,425
                                                                                                          --------------------
                                                                                                                    4,248,399
                                                                                                          --------------------

Publishing - Books (0.40%)
John Wiley & Sons Inc                                                              29,250                           1,032,525
                                                                                                          --------------------

Real Estate Magagement & Services (0.67%)
CB Richard Ellis Group Inc (a)                                                     57,700                           1,732,731
                                                                                                          --------------------

Regional Banks (0.66%)
Comerica Inc                                                                       29,250                           1,702,057
                                                                                                          --------------------

REITS - Hotels (1.04%)
FelCor Lodging Trust Inc                                                           80,200                           1,664,952
Host Hotels & Resorts Inc                                                          44,500                           1,026,170
                                                                                                          --------------------
                                                                                                                    2,691,122
                                                                                                          --------------------
REITS - Mortgage (0.98%)
CapitalSource Inc (b)                                                              50,550                           1,402,257
New Century Financial Corp (b)                                                     28,850                           1,136,113
                                                                                                          --------------------
                                                                                                                    2,538,370
                                                                                                          --------------------
Retail - Apparel & Shoe (2.90%)
Abercrombie & Fitch Co                                                             14,050                           1,076,932
American Eagle Outfitters                                                          46,650                           2,136,570
AnnTaylor Stores Corp (a)                                                          29,400                           1,294,188
Nordstrom Inc                                                                      62,800                           2,973,580
                                                                                                          --------------------
                                                                                                                    7,481,270
                                                                                                          --------------------
Retail - Automobile (0.62%)
Carmax Inc (a)(b)                                                                  35,800                           1,585,940
                                                                                                          --------------------

Retail - Catalog Shopping (0.68%)
MSC Industrial Direct Co                                                           42,700                           1,747,284
                                                                                                          --------------------

Retail - Discount (2.34%)
Big Lots Inc (a)(b)                                                                57,000                           1,201,560
Dollar Tree Stores Inc (a)                                                         32,050                             996,434
Family Dollar Stores Inc                                                           21,500                             633,175
TJX Cos Inc                                                                       110,200                           3,190,290
                                                                                                          --------------------
                                                                                                                    6,021,459
                                                                                                          --------------------
Retail - Major Department Store (1.12%)
JC Penney Co Inc                                                                   38,350                           2,885,070
                                                                                                          --------------------

Retail - Office Supplies (1.55%)
Office Depot Inc (a)                                                               74,750                           3,138,752
OfficeMax Inc (b)                                                                  17,950                             854,061
                                                                                                          --------------------
                                                                                                                    3,992,813
                                                                                                          --------------------
Retail - Restaurants (1.77%)
Brinker International Inc                                                          21,150                             981,994
Darden Restaurants Inc                                                             41,200                           1,726,280
Yum! Brands Inc                                                                    31,000                           1,843,260
                                                                                                          --------------------
                                                                                                                    4,551,534
                                                                                                          --------------------
Retail - Sporting Goods (0.62%)
Dick's Sporting Goods Inc (a)(b)                                                   32,350                           1,609,736
                                                                                                          --------------------

Schools (0.66%)
Laureate Education Inc (a)                                                         32,150                           1,694,948
                                                                                                          --------------------

Seismic Data Collection (0.53%)
Veritas DGC Inc (a)(b)                                                             19,150                           1,378,992
                                                                                                          --------------------

Semiconductor Component - Integrated Circuits (1.62%)
Analog Devices Inc                                                                 54,800                           1,743,736
Emulex Corp (a)                                                                    27,200                             511,360
Maxim Integrated Products Inc                                                      64,100                           1,923,641
                                                                                                          --------------------
                                                                                                                    4,178,737
                                                                                                          --------------------
Semiconductor Equipment (1.16%)
Lam Research Corp (a)                                                              60,350                           2,984,308
                                                                                                          --------------------

Steel - Producers (0.88%)
Steel Dynamics Inc (b)                                                             19,200                           1,154,112
United States Steel Corp                                                           16,450                           1,112,020
                                                                                                          --------------------
                                                                                                                    2,266,132
                                                                                                          --------------------
Telecommunication Equipment (1.06%)
Adtran Inc                                                                         73,850                           1,708,889
Harris Corp                                                                        23,950                           1,020,270
                                                                                                          --------------------
                                                                                                                    2,729,159
                                                                                                          --------------------
Telephone - Integrated (0.35%)
Windstream Corp                                                                    66,250                             908,950
                                                                                                          --------------------

Transport - Marine (0.59%)
Overseas Shipholding Group                                                         24,250                           1,516,838
                                                                                                          --------------------

Transport - Rail (0.83%)
CSX Corp                                                                           60,000                           2,140,200
                                                                                                          --------------------

Transport - Services (1.82%)
CH Robinson Worldwide Inc                                                          49,000                           2,045,260
Expeditors International Washington Inc (b)                                        26,750                           1,268,218
Ryder System Inc                                                                   26,050                           1,371,532
                                                                                                          --------------------
                                                                                                                    4,685,010
                                                                                                          --------------------
Wireless Equipment (1.16%)
American Tower Corp (a)                                                            82,900                           2,986,058
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $          257,521,755
                                                                                                          --------------------
                                                                   Principal
                                                                    Amount                                       Value
                                                            ------------------------------ -------------- --------------------
MONEY MARKET FUNDS (19.61%)
Money Center Banks (19.61%)
BNY Institutional Cash Reserve Fund (c)                                        50,550,000                          50,550,000
                                                                                                          --------------------
TOTAL MONEY MARKET FUNDS                                                                               $           50,550,000
                                                                                                          --------------------
Total Investments                                                                                      $          308,071,755
Liabilities in Excess of Other Assets, Net - (19.50)%                                                            (50,266,006)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $          257,805,749
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)Non-Income Producing Security
(b)Security or a portion of the security was on loan at the end of the period.
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $           31,014,334
Unrealized Depreciation                                          (7,083,227)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                        23,931,107
Cost for federal income tax purposes                             284,140,648


Portfolio Summary (unaudited)
-------------------------------------------------------- --------------------
Sector                                                               Percent
-------------------------------------------------------- --------------------
Financial                                                             29.09%
Consumer, Non-cyclical                                                21.86%
Consumer, Cyclical                                                    18.15%
Technology                                                            15.91%
Industrial                                                            14.24%
Communications                                                         7.90%
Energy                                                                 7.32%
Basic Materials                                                        3.87%
Utilities                                                              1.16%
Liabilities in Excess of Other Assets, Net                         (-19.50%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================


Schedule of Investments
October 31, 2006
Partners MidCap Growth Fund II
                                                                 Shares
                                                                  Held                                           Value
                                                               ------------ ---------------------------- -----------------------
COMMON STOCKS (98.05%)
Airlines (0.79%)
AMR Corp (a)(b)                                                    116,400                            $               3,298,776
Southwest Airlines Co                                               78,100                                            1,173,843
                                                                                                         -----------------------
                                                                                                                      4,472,619
                                                                                                         -----------------------
Apparel Manufacturers (0.33%)
Columbia Sportswear Co (a)                                          33,100                                            1,848,304
                                                                                                         -----------------------

Audio & Video Products (0.57%)
Harman International Industries Inc (a)                             31,600                                            3,234,260
                                                                                                         -----------------------

Batteries & Battery Systems (0.84%)
Energy Conversion Devices Inc (a)(b)                               128,700                                            4,734,873
                                                                                                         -----------------------

Beverages - Non-Alcoholic (2.36%)
Hansen Natural Corp (a)(b)                                         419,104                                           13,306,552
                                                                                                         -----------------------

Building - Mobile Home & Manufactured Housing (1.05%)
Thor Industries Inc (a)                                            135,400                                            5,933,228
                                                                                                         -----------------------

Building - Residential & Commercial (2.79%)
DR Horton Inc (a)                                                  368,900                                            8,643,327
Ryland Group Inc                                                   155,000                                            7,119,150
                                                                                                         -----------------------
                                                                                                                     15,762,477
                                                                                                         -----------------------
Cable TV (0.21%)
EchoStar Communications Corp (a)(b)                                 33,943                                            1,205,655
                                                                                                         -----------------------

Casino Services (0.31%)
International Game Technology                                       41,600                                            1,768,416
                                                                                                         -----------------------

Cellular Telecommunications (0.30%)
NII Holdings Inc (a)(b)                                             25,609                                            1,665,353
                                                                                                         -----------------------

Coal (0.20%)
Consol Energy Inc                                                   31,900                                            1,128,941
                                                                                                         -----------------------

Commercial Banks (0.11%)
Synovus Financial Corp                                              21,900                                              643,422
                                                                                                         -----------------------

Computer Services (0.18%)
Cognizant Technology Solutions Corp (a)(b)                           9,200                                              692,576
Factset Research Systems Inc                                         6,100                                              310,490
                                                                                                         -----------------------
                                                                                                                      1,003,066
                                                                                                         -----------------------
Computers (2.37%)
Apple Computer Inc (b)                                             145,900                                           11,829,572
Palm Inc (a)(b)                                                     99,600                                            1,528,860
                                                                                                         -----------------------
                                                                                                                     13,358,432
                                                                                                         -----------------------
Computers - Integrated Systems (1.52%)
Brocade Communications Systems Inc (a)(b)                        1,057,700                                            8,577,947
                                                                                                         -----------------------


Computers - Memory Devices (5.93%)
Komag Inc (a)(b)                                                    12,927                                              494,458
Network Appliance Inc (a)(b)                                       177,000                                            6,460,500
Seagate Technology                                                 437,300                                            9,874,234
Western Digital Corp (a)(b)                                        912,400                                           16,678,672
                                                                                                         -----------------------
                                                                                                                     33,507,864
                                                                                                         -----------------------
Data Processing & Management (0.44%)
Fair Isaac Corp (a)                                                 18,700                                              684,981
Paychex Inc                                                         46,100                                            1,820,028
                                                                                                         -----------------------
                                                                                                                      2,505,009
                                                                                                         -----------------------
Dental Supplies & Equipment (0.25%)
Dentsply International Inc (a)                                      45,600                                            1,426,368
                                                                                                         -----------------------

Diagnostic Equipment (0.49%)
Immucor Inc (b)                                                    100,300                                            2,761,259
                                                                                                         -----------------------

Distribution & Wholesale (1.37%)
Building Material Holding Corp (a)                                 296,600                                            7,729,396
                                                                                                         -----------------------

Diversified Manufacturing Operations (1.13%)
Trinity Industries Inc (a)                                         176,200                                            6,353,772
                                                                                                         -----------------------

Electric - Generation (0.86%)
AES Corp/The (b)                                                   220,600                                            4,850,994
                                                                                                         -----------------------

Electric - Integrated (0.30%)
Allegheny Energy Inc (b)                                            39,500                                            1,699,685
                                                                                                         -----------------------

Electronic Components - Semiconductors (1.39%)
Intersil Corp                                                       57,600                                            1,350,720
MEMC Electronic Materials Inc (b)                                  183,300                                            6,507,150
                                                                                                         -----------------------
                                                                                                                      7,857,870
                                                                                                         -----------------------
Engineering - Research & Development Services (0.25%)
Jacobs Engineering Group Inc (b)                                    18,600                                            1,405,044
                                                                                                         -----------------------

Engines - Internal Combustion (0.10%)
Cummins Inc                                                          4,600                                              584,108
                                                                                                         -----------------------

Enterprise Software & Services (1.15%)
Informatica Corp (b)                                               523,000                                            6,479,970
                                                                                                         -----------------------

Fiduciary Banks (0.79%)
Northern Trust Corp                                                 76,200                                            4,474,464
                                                                                                         -----------------------

Finance - Investment Banker & Broker (1.41%)
Jefferies Group Inc                                                120,500                                            3,461,965
Knight Capital Group Inc (b)                                       241,900                                            4,511,435
                                                                                                         -----------------------
                                                                                                                      7,973,400
                                                                                                         -----------------------
Finance - Mortgage Loan/Banker (0.11%)
IndyMac Bancorp Inc (a)                                             13,800                                              627,210
                                                                                                         -----------------------

Financial Guarantee Insurance (1.53%)
AMBAC Financial Group Inc                                           17,100                                            1,427,679
Radian Group Inc (a)                                               135,800                                            7,238,140
                                                                                                         -----------------------
                                                                                                                      8,665,819
                                                                                                         -----------------------

Food - Miscellaneous/Diversified (0.06%)
Seaboard Corp                                                          240                                              338,880
                                                                                                         -----------------------

Food - Retail (0.19%)
Kroger Co/The                                                       46,700                                            1,050,283
                                                                                                         -----------------------

Footwear & Related Apparel (0.63%)
Wolverine World Wide Inc                                           125,600                                            3,562,016
                                                                                                         -----------------------

Human Resources (0.18%)
Robert Half International Inc (a)                                   27,900                                            1,019,745
                                                                                                         -----------------------

Industrial Automation & Robots (0.88%)
Rockwell Automation Inc                                             80,100                                            4,966,200
                                                                                                         -----------------------

Investment Management & Advisory Services (0.63%)
T Rowe Price Group Inc                                              75,500                                            3,571,905
                                                                                                         -----------------------

Lasers - Systems & Components (3.13%)
Cymer Inc (a)(b)                                                   381,000                                           17,651,730
                                                                                                         -----------------------

Life & Health Insurance (0.58%)
Cigna Corp                                                          26,400                                            3,088,272
Reinsurance Group of America Inc                                     3,200                                              180,480
                                                                                                         -----------------------
                                                                                                                      3,268,752
                                                                                                         -----------------------
Machinery - Construction & Mining (4.91%)
Bucyrus International Inc                                           66,100                                            2,769,590
Joy Global Inc                                                     449,500                                           17,579,945
Terex Corp (b)                                                     142,500                                            7,375,800
                                                                                                         -----------------------
                                                                                                                     27,725,335
                                                                                                         -----------------------
Machinery - General Industry (3.02%)
Intevac Inc (a)(b)                                                  56,300                                            1,164,284
Manitowoc Co Inc/The                                               289,830                                           15,905,870
                                                                                                         -----------------------
                                                                                                                     17,070,154
                                                                                                         -----------------------
Medical - Biomedical/Gene (1.90%)
Biogen Idec Inc (a)(b)                                              49,700                                            2,365,720
Celgene Corp (a)(b)                                                141,800                                            7,577,792
Medimmune Inc (a)(b)                                                24,400                                              781,776
                                                                                                         -----------------------
                                                                                                                     10,725,288
                                                                                                         -----------------------
Medical - Drugs (1.81%)
Adams Respiratory Therapeutics Inc (a)(b)                           30,800                                            1,327,480
Endo Pharmaceuticals Holdings Inc (a)(b)                            63,600                                            1,815,144
Forest Laboratories Inc (b)                                        114,800                                            5,618,312
Sepracor Inc (a)(b)                                                 28,200                                            1,459,632
                                                                                                         -----------------------
                                                                                                                     10,220,568
                                                                                                         -----------------------
Medical - Generic Drugs (0.53%)
Barr Pharmaceuticals Inc (b)                                        57,000                                            2,985,090
Impax Laboratories Inc (a)(b)                                        3,000                                               21,000
                                                                                                         -----------------------
                                                                                                                      3,006,090
                                                                                                         -----------------------
Medical - HMO (1.34%)
Health Net Inc (a)(b)                                              130,300                                            5,408,753
Humana Inc (b)                                                      36,400                                            2,184,000
                                                                                                         -----------------------
                                                                                                                      7,592,753
                                                                                                         -----------------------
Medical - Nursing Homes (0.42%)
Manor Care Inc                                                      49,500                                            2,375,505
                                                                                                         -----------------------

Medical - Outpatient & Home Medical Care (0.35%)
Lincare Holdings Inc (b)                                            59,700                                            2,003,532
                                                                                                         -----------------------

Medical Products (1.24%)
Varian Medical Systems Inc (b)                                     127,900                                            7,016,594
                                                                                                         -----------------------

Non-Ferrous Metals (1.65%)
Titanium Metals Corp (a)(b)                                        315,555                                            9,302,562
                                                                                                         -----------------------

Oil - Field Services (0.35%)
Smith International Inc (a)                                         49,700                                            1,962,156
                                                                                                         -----------------------

Oil & Gas Drilling (0.67%)
Diamond Offshore Drilling Inc                                        7,400                                              512,302
Patterson-UTI Energy Inc (a)                                        61,200                                            1,419,840
Todco (a)(b)                                                        53,400                                            1,822,542
                                                                                                         -----------------------
                                                                                                                      3,754,684
                                                                                                         -----------------------
Oil Company - Exploration & Production (0.10%)
Newfield Exploration Co (b)                                         13,700                                              558,823
                                                                                                         -----------------------

Oil Field Machinery & Equipment (0.30%)
FMC Technologies Inc (a)(b)                                         14,200                                              858,390
National Oilwell Varco Inc (a)(b)                                   14,000                                              845,600
                                                                                                         -----------------------
                                                                                                                      1,703,990
                                                                                                         -----------------------
Oil Refining & Marketing (6.67%)
Frontier Oil Corp                                                  232,600                                            6,838,440
Giant Industries Inc (a)(b)                                         24,000                                            1,943,520
Holly Corp                                                         153,500                                            7,300,460
Sunoco Inc                                                         185,600                                           12,273,728
Tesoro Corp (a)                                                    145,900                                            9,328,846
                                                                                                         -----------------------
                                                                                                                     37,684,994
                                                                                                         -----------------------
Pharmacy Services (0.13%)
Express Scripts Inc (b)                                             11,100                                              707,292
                                                                                                         -----------------------

Pipelines (0.66%)
Equitable Resources Inc                                             38,500                                            1,560,020
Questar Corp                                                        26,900                                            2,191,812
                                                                                                         -----------------------
                                                                                                                      3,751,832
                                                                                                         -----------------------
Property & Casualty Insurance (0.83%)
Philadelphia Consolidated Holding Co (a)(b)                        119,600                                            4,678,752
                                                                                                         -----------------------

Racetracks (1.20%)
Penn National Gaming Inc (b)                                       185,946                                            6,800,045
                                                                                                         -----------------------

Real Estate Magagement & Services (1.51%)
CB Richard Ellis Group Inc (a)(b)                                   74,600                                            2,240,238
Jones Lang LaSalle Inc                                              68,500                                            6,302,000
                                                                                                         -----------------------
                                                                                                                      8,542,238
                                                                                                         -----------------------
REITS - Hotels (0.17%)
Host Hotels & Resorts Inc (a)                                       41,200                                              950,072
                                                                                                         -----------------------

REITS - Office Property (0.30%)
SL Green Realty Corp (a)                                            14,200                                            1,718,910
                                                                                                         -----------------------


REITS - Storage (0.12%)
Public Storage Inc                                                   7,700                                              690,767
                                                                                                         -----------------------

Research & Development (1.62%)
Pharmaceutical Product Development Inc                             289,100                                            9,150,015
                                                                                                         -----------------------

Respiratory Products (0.39%)
Resmed Inc (a)(b)                                                   13,900                                              611,461
Respironics Inc (b)                                                 45,100                                            1,592,932
                                                                                                         -----------------------
                                                                                                                      2,204,393
                                                                                                         -----------------------
Retail - Apparel & Shoe (5.98%)
Abercrombie & Fitch Co                                              15,900                                            1,218,735
AnnTaylor Stores Corp (b)                                          248,100                                           10,921,362
Men's Wearhouse Inc (a)                                            187,200                                            7,459,920
Nordstrom Inc                                                      184,100                                            8,717,135
Ross Stores Inc (a)                                                 20,000                                              588,600
Tween Brands Inc (b)                                                59,400                                            2,484,108
Urban Outfitters Inc (a)(b)                                        134,800                                            2,359,000
                                                                                                         -----------------------
                                                                                                                     33,748,860
                                                                                                         -----------------------
Retail - Bedding (0.41%)
Bed Bath & Beyond Inc (b)                                           57,000                                            2,296,530
                                                                                                         -----------------------

Retail - Catalog Shopping (0.37%)
MSC Industrial Direct Co                                            51,200                                            2,095,104
                                                                                                         -----------------------

Retail - Consumer Electronics (1.99%)
Circuit City Stores Inc (a)                                        417,000                                           11,250,660
                                                                                                         -----------------------

Retail - Discount (0.78%)
TJX Cos Inc                                                        152,000                                            4,400,400
                                                                                                         -----------------------

Retail - Major Department Store (2.59%)
JC Penney Co Inc                                                   194,600                                           14,639,758
                                                                                                         -----------------------

Retail - Restaurants (0.92%)
Cheesecake Factory/The (a)(b)                                       37,800                                            1,067,850
Darden Restaurants Inc                                              29,900                                            1,252,810
Yum! Brands Inc                                                     48,300                                            2,871,918
                                                                                                         -----------------------
                                                                                                                      5,192,578
                                                                                                         -----------------------
Savings & Loans - Thrifts (0.60%)
Hudson City Bancorp Inc                                            104,500                                            1,434,785
People's Bank/Bridgeport CT                                         48,400                                            1,969,880
                                                                                                         -----------------------
                                                                                                                      3,404,665
                                                                                                         -----------------------
Schools (0.25%)
Career Education Corp (a)(b)                                        62,200                                            1,385,816
                                                                                                         -----------------------

Semiconductor Component - Integrated Circuits (1.19%)
Marvell Technology Group Ltd (b)                                   366,800                                            6,705,104
                                                                                                         -----------------------

Semiconductor Equipment (2.74%)
Lam Research Corp (a)(b)                                           312,639                                           15,459,999
                                                                                                         -----------------------

Steel - Specialty (3.21%)
Allegheny Technologies Inc                                         230,442                                           18,142,699
                                                                                                         -----------------------


Telephone - Integrated (0.12%)
Citizens Communications Co (a)                                      44,900                                              658,234
                                                                                                         -----------------------

Therapeutics (2.43%)
Amylin Pharmaceuticals Inc (a)(b)                                   93,000                                            4,088,280
Gilead Sciences Inc (b)                                             91,000                                            6,269,900
United Therapeutics Corp (a)(b)                                     56,300                                            3,369,555
                                                                                                         -----------------------
                                                                                                                     13,727,735
                                                                                                         -----------------------
Tobacco (0.89%)
Loews Corp - Carolina Group (a)                                     27,800                                            1,607,396
UST Inc (a)                                                         64,000                                            3,427,840
                                                                                                         -----------------------
                                                                                                                      5,035,236
                                                                                                         -----------------------
Transport - Services (0.81%)
CH Robinson Worldwide Inc (a)                                       76,453                                            3,191,148
Expeditors International Washington Inc (a)                         28,900                                            1,370,149
                                                                                                         -----------------------
                                                                                                                      4,561,297
                                                                                                         -----------------------
Transport - Truck (1.07%)
Swift Transportation Co Inc (a)(b)                                 240,056                                            6,037,409
                                                                                                         -----------------------

Wireless Equipment (1.57%)
American Tower Corp (b)                                             66,020                                            2,378,040
Crown Castle International Corp (b)                                 43,200                                            1,453,680
SBA Communications Corp (a)(b)                                     188,600                                            5,037,506
                                                                                                         -----------------------
                                                                                                                      8,869,226
                                                                                                         -----------------------
X-Ray Equipment (0.23%)
Hologic Inc (a)(b)                                                  27,100                                            1,304,865
                                                                                                         -----------------------
TOTAL COMMON STOCKS                                                                                   $             553,788,807
                                                                                                         -----------------------
                                                                Principal
                                                                 Amount                                          Value
                                                               ------------ ---------------------------- -----------------------
MONEY MARKET FUNDS (27.46%)
Money Center Banks (27.46%)
BNY Institutional Cash Reserve Fund (c)                        155,124,000                                          155,124,000
                                                                                                         -----------------------
TOTAL MONEY MARKET FUNDS                                                                              $             155,124,000
                                                                                                         -----------------------
Total Investments                                                                                     $             708,912,807
Liabilities in Excess of Other Assets, Net - (25.51)%                                                             (144,073,463)
                                                                                                         -----------------------
TOTAL NET ASSETS - 100.00%                                                                            $             564,839,344
                                                                                                         =======================
                                                                                                         -----------------------

                                                                                                         =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $              48,955,064
Unrealized Depreciation                                   (32,222,412)
                                                -----------------------
Net Unrealized Appreciation (Depreciation)                  16,732,652
Cost for federal income tax purposes                       692,180,155


Portfolio Summary (unaudited)
----------------------------------------------- -----------------------
Sector                                                         Percent
----------------------------------------------- -----------------------
Financial                                                       36.18%
Consumer, Cyclical                                              22.08%
Consumer, Non-cyclical                                          17.06%
Technology                                                      16.90%
Industrial                                                      16.13%
Energy                                                           8.95%
Basic Materials                                                  4.86%
Communications                                                   2.19%
Utilities                                                        1.16%
Liabilities in Excess of Other Assets, Net                   (-25.51%)
                                                -----------------------
TOTAL NET ASSETS                                               100.00%
                                                =======================


Schedule of Investments
October 31, 2006
Partners MidCap Value Fund
                                                                      Shares
                                                                       Held                  Value
                                                                    ------------ --- -----------------------
COMMON STOCKS (99.02%)
Advertising Services (0.38%)
RH Donnelley Corp (a)(b)                                                 42,700   $               2,571,394
                                                                                     -----------------------

Aerospace & Defense (0.48%)
Empresa Brasileira de Aeronautica SA ADR (a)                             76,878                   3,200,431
                                                                                     -----------------------

Apparel Manufacturers (0.09%)
Jones Apparel Group Inc                                                  17,400                     581,160
                                                                                     -----------------------

Appliances (0.86%)
Whirlpool Corp (a)                                                       66,405                   5,772,587
                                                                                     -----------------------

Auto/Truck Parts & Equipment - Original (1.60%)
ArvinMeritor Inc (a)                                                     55,800                     838,116
Autoliv Inc                                                              65,500                   3,724,985
Johnson Controls Inc (a)                                                 50,296                   4,101,136
TRW Automotive Holdings Corp (a)(b)                                      79,900                   2,049,435
                                                                                     -----------------------
                                                                                                 10,713,672
                                                                                     -----------------------
Beverages - Non-Alcoholic (0.82%)
Coca-Cola Enterprises Inc (a)                                           189,400                   3,793,682
Pepsi Bottling Group Inc                                                 18,600                     588,132
PepsiAmericas Inc (a)                                                    55,300                   1,130,885
                                                                                     -----------------------
                                                                                                  5,512,699
                                                                                     -----------------------
Beverages - Wine & Spirits (0.76%)
Constellation Brands Inc (b)                                            184,431                   5,070,008
                                                                                     -----------------------

Brewery (0.40%)
Molson Coors Brewing Co                                                  38,000                   2,704,840
                                                                                     -----------------------

Building - Heavy Construction (0.50%)
Chicago Bridge & Iron Co NV                                             125,096                   3,072,358
Washington Group International Inc                                        5,200                     294,424
                                                                                     -----------------------
                                                                                                  3,366,782
                                                                                     -----------------------
Building - Residential & Commercial (4.96%)
Beazer Homes USA Inc (a)                                                 46,690                   2,023,545
Centex Corp                                                              87,488                   4,575,622
Hovnanian Enterprises Inc (a)(b)                                        148,754                   4,589,061
KB Home                                                                 129,239                   5,808,001
Lennar Corp                                                             104,800                   4,975,904
Meritage Homes Corp (a)(b)                                              108,800                   4,980,864
NVR Inc (a)(b)                                                            8,551                   4,801,386
Ryland Group Inc                                                         32,600                   1,497,318
                                                                                     -----------------------
                                                                                                 33,251,701
                                                                                     -----------------------
Building & Construction Products - Miscellaneous (0.25%)
USG Corp (a)(b)                                                          34,800                   1,701,372
                                                                                     -----------------------

Building Products - Cement & Aggregate (0.20%)
Texas Industries Inc                                                     22,100                   1,372,410
                                                                                     -----------------------


Building Products - Wood (0.52%)
Masco Corp                                                              125,500                   3,470,075
                                                                                     -----------------------

Chemicals - Diversified (2.44%)
FMC Corp                                                                 30,300                   2,077,065
Huntsman Corp. (b)                                                       55,700                     961,939
Lyondell Chemical Co (a)                                                149,200                   3,829,964
PPG Industries Inc                                                       67,900                   4,644,360
Rockwood Holdings Inc (b)                                                24,500                     571,095
Rohm & Haas Co                                                           82,900                   4,295,878
                                                                                     -----------------------
                                                                                                 16,380,301
                                                                                     -----------------------
Chemicals - Specialty (1.58%)
Albemarle Corp                                                           42,900                   2,789,787
Eastman Chemical Co (a)                                                  36,200                   2,205,304
Lubrizol Corp                                                            73,300                   3,298,500
OM Group Inc (a)(b)                                                      40,549                   2,311,293
                                                                                     -----------------------
                                                                                                 10,604,884
                                                                                     -----------------------
Coal (0.80%)
Arch Coal Inc (a)                                                        95,103                   3,293,417
Peabody Energy Corp                                                      49,078                   2,059,804
                                                                                     -----------------------
                                                                                                  5,353,221
                                                                                     -----------------------
Commercial Banks (4.84%)
AmSouth Bancorp (a)                                                     130,100                   3,931,622
Colonial BancGroup Inc/The                                              120,100                   2,863,184
Compass Bancshares Inc (a)                                               74,000                   4,163,240
East West Bancorp Inc                                                    31,900                   1,164,669
Fulton Financial Corp (a)                                                39,658                     634,925
M&T Bank Corp (a)                                                        37,100                   4,519,151
Marshall & Ilsley Corp (a)                                               57,200                   2,742,168
Popular Inc (a)                                                          35,300                     642,107
Sky Financial Group Inc (a)                                              46,730                   1,170,587
South Financial Group Inc/The                                            57,100                   1,514,863
TD Banknorth Inc                                                         24,730                     731,513
UnionBanCal Corp                                                         55,800                   3,212,964
Whitney Holding Corp (a)                                                 23,079                     753,760
Zions Bancorporation                                                     55,200                   4,438,080
                                                                                     -----------------------
                                                                                                 32,482,833
                                                                                     -----------------------
Computer Services (1.46%)
Computer Sciences Corp (a)(b)                                            77,700                   4,106,445
Electronic Data Systems Corp                                            126,600                   3,206,778
Unisys Corp (b)                                                         375,100                   2,453,154
                                                                                     -----------------------
                                                                                                  9,766,377
                                                                                     -----------------------
Computers - Peripheral Equipment (0.91%)
Lexmark International Inc (b)                                            95,631                   6,081,175
                                                                                     -----------------------

Consulting Services (0.04%)
Watson Wyatt Worldwide Inc                                                5,800                     261,870
                                                                                     -----------------------

Distribution & Wholesale (0.65%)
Genuine Parts Co                                                         78,100                   3,555,112
Ingram Micro Inc (b)                                                     37,700                     776,997
                                                                                     -----------------------
                                                                                                  4,332,109
                                                                                     -----------------------
Diversified Manufacturing Operations (3.73%)
Brink's Co/The                                                           30,300                   1,590,447
Eaton Corp                                                              121,545                   8,803,504
Ingersoll-Rand Co Ltd                                                    75,504                   2,771,752
ITT Corp                                                                 65,300                   3,551,667

Diversified Manufacturing Operations
Parker Hannifin Corp                                                     50,200                   4,198,226
Teleflex Inc                                                             25,400                   1,579,880
Textron Inc                                                              28,000                   2,546,040
                                                                                     -----------------------
                                                                                                 25,041,516
                                                                                     -----------------------
E-Commerce - Services (0.77%)
Expedia Inc (a)(b)                                                      133,672                   2,172,170
IAC/InterActiveCorp (a)(b)                                               96,300                   2,983,374
                                                                                     -----------------------
                                                                                                  5,155,544
                                                                                     -----------------------
Electric - Integrated (7.65%)
American Electric Power Co Inc                                          156,600                   6,487,938
DPL Inc                                                                 198,596                   5,703,677
DTE Energy Co (a)                                                        38,800                   1,762,684
Edison International                                                    272,812                  12,123,765
Entergy Corp                                                            104,300                   8,952,069
Pepco Holdings Inc (a)                                                  149,000                   3,787,580
SCANA Corp                                                               67,000                   2,677,320
TECO Energy Inc                                                         167,600                   2,763,724
TXU Corp                                                                111,084                   7,012,733
                                                                                     -----------------------
                                                                                                 51,271,490
                                                                                     -----------------------
Electronic Components - Miscellaneous (0.00%)
Benchmark Electronics Inc (b)                                             1,200                      31,860
                                                                                     -----------------------

Electronic Components - Semiconductors (0.33%)
Conexant Systems Inc (a)(b)                                              11,400                      22,002
International Rectifier Corp (a)(b)                                      35,459                   1,275,460
LSI Logic Corp (b)                                                       45,900                     461,295
Spansion Inc (a)(b)                                                      30,500                     434,930
                                                                                     -----------------------
                                                                                                  2,193,687
                                                                                     -----------------------
Electronic Design Automation (0.95%)
Cadence Design Systems Inc (a)(b)                                       146,000                   2,607,560
Synopsys Inc (b)                                                        166,000                   3,736,660
                                                                                     -----------------------
                                                                                                  6,344,220
                                                                                     -----------------------
Electronics - Military (0.52%)
L-3 Communications Holdings Inc                                          43,200                   3,478,464
                                                                                     -----------------------

Engineering - Research & Development Services (0.06%)
EMCOR Group Inc (b)                                                       6,600                     390,390
                                                                                     -----------------------

Engines - Internal Combustion (0.44%)
Cummins Inc                                                              23,200                   2,945,936
                                                                                     -----------------------

Enterprise Software & Services (0.06%)
Novell Inc (b)                                                           71,900                     431,400
                                                                                     -----------------------

Fiduciary Banks (0.60%)
Northern Trust Corp                                                      60,300                   3,540,816
Wilmington Trust Corp                                                    11,900                     494,802
                                                                                     -----------------------
                                                                                                  4,035,618
                                                                                     -----------------------
Finance - Commercial (0.74%)
CIT Group Inc                                                            95,800                   4,986,390
                                                                                     -----------------------

Finance - Consumer Loans (0.14%)
Nelnet Inc (b)                                                           31,800                     936,192
                                                                                     -----------------------


Finance - Investment Banker & Broker (1.97%)
Bear Stearns Cos Inc/The (a)                                             46,144                   6,983,894
Jefferies Group Inc                                                      96,800                   2,781,064
Raymond James Financial Inc                                             107,800                   3,434,508
                                                                                     -----------------------
                                                                                                 13,199,466
                                                                                     -----------------------
Finance - Mortgage Loan/Banker (1.07%)
IndyMac Bancorp Inc (a)                                                 147,983                   6,725,827
Municipal Mortgage & Equity LLC (a)                                      15,700                     435,361
                                                                                     -----------------------
                                                                                                  7,161,188
                                                                                     -----------------------
Financial Guarantee Insurance (0.78%)
PMI Group Inc/The (a)                                                   122,732                   5,234,520
                                                                                     -----------------------

Food - Dairy Products (0.51%)
Dean Foods Co (b)                                                        82,100                   3,439,169
                                                                                     -----------------------

Food - Meat Products (0.82%)
Tyson Foods Inc                                                         378,500                   5,469,325
                                                                                     -----------------------

Food - Miscellaneous/Diversified (1.84%)
ConAgra Foods Inc                                                       213,900                   5,593,485
HJ Heinz Co                                                              91,200                   3,844,992
McCormick & Co Inc/MD                                                    78,100                   2,920,940
                                                                                     -----------------------
                                                                                                 12,359,417
                                                                                     -----------------------
Food - Retail (0.70%)
Kroger Co/The                                                           209,300                   4,707,157
                                                                                     -----------------------

Food - Wholesale & Distribution (0.55%)
Supervalu Inc (a)                                                       110,000                   3,674,000
                                                                                     -----------------------

Gas - Distribution (0.51%)
Sempra Energy (a)                                                        65,000                   3,447,600
                                                                                     -----------------------

Hospital Beds & Equipment (0.37%)
Hillenbrand Industries Inc                                               42,500                   2,493,900
                                                                                     -----------------------

Human Resources (0.25%)
Manpower Inc                                                             24,900                   1,687,473
                                                                                     -----------------------

Independent Power Producer (1.43%)
Mirant Corp (a)(b)                                                      203,112                   6,006,022
NRG Energy Inc (a)(b)                                                    74,693                   3,596,468
                                                                                     -----------------------
                                                                                                  9,602,490
                                                                                     -----------------------
Industrial Gases (0.84%)
Air Products & Chemicals Inc                                             81,100                   5,650,237
                                                                                     -----------------------

Instruments - Scientific (0.10%)
Fisher Scientific International Inc (b)                                   7,800                     667,836
                                                                                     -----------------------

Insurance Brokers (0.60%)
AON Corp                                                                116,500                   4,053,035
                                                                                     -----------------------

Internet Security (0.44%)
Check Point Software Technologies (a)(b)                                142,418                   2,950,901
                                                                                     -----------------------


Investment Management & Advisory Services (0.76%)
Ameriprise Financial Inc                                                 98,800                   5,088,200
                                                                                     -----------------------

Life & Health Insurance (1.90%)
Cigna Corp                                                               43,800                   5,123,724
Nationwide Financial Services                                            51,800                   2,637,656
Protective Life Corp (a)                                                 49,200                   2,177,100
Reinsurance Group of America Inc                                          7,600                     428,640
Stancorp Financial Group Inc                                             51,900                   2,371,311
                                                                                     -----------------------
                                                                                                 12,738,431
                                                                                     -----------------------
Machinery - Construction & Mining (1.54%)
Joy Global Inc                                                           32,738                   1,280,383
Terex Corp (b)                                                          175,306                   9,073,839
                                                                                     -----------------------
                                                                                                 10,354,222
                                                                                     -----------------------
Medical - Biomedical/Gene (0.19%)
Bio-Rad Laboratories Inc (b)                                             17,000                   1,248,140
                                                                                     -----------------------

Medical - Drugs (0.45%)
Shire PLC ADR                                                            54,420                   2,984,937
                                                                                     -----------------------

Medical - Generic Drugs (0.19%)
Watson Pharmaceuticals Inc (b)                                           46,500                   1,251,315
                                                                                     -----------------------

Medical - HMO (0.97%)
Aetna Inc                                                               107,705                   4,439,600
Coventry Health Care Inc (b)                                             39,281                   1,844,243
Magellan Health Services Inc (a)(b)                                       4,800                     209,472
                                                                                     -----------------------
                                                                                                  6,493,315
                                                                                     -----------------------
Medical - Hospitals (0.41%)
LifePoint Hospitals Inc (a)(b)                                           76,734                   2,724,057
                                                                                     -----------------------

Medical - Wholesale Drug Distribution (0.10%)
AmerisourceBergen Corp (a)                                               14,400                     679,680
                                                                                     -----------------------

Metal - Copper (0.53%)
Phelps Dodge Corp                                                        35,240                   3,537,391
                                                                                     -----------------------

Metal - Diversified (0.46%)
Freeport-McMoRan Copper & Gold Inc (a)                                   50,500                   3,054,240
                                                                                     -----------------------

Metal Processors & Fabrication (0.99%)
Timken Co                                                               221,088                   6,643,694
                                                                                     -----------------------

Motion Pictures & Services (0.08%)
DreamWorks Animation SKG Inc (a)(b)                                      21,500                     568,675
                                                                                     -----------------------

Motorcycle/Motor Scooter (0.64%)
Harley-Davidson Inc (a)                                                  62,464                   4,286,904
                                                                                     -----------------------

Multi-Line Insurance (1.50%)
CNA Financial Corp (b)                                                   81,700                   3,059,665
HCC Insurance Holdings Inc (a)                                           88,700                   2,985,642
Old Republic International Corp                                         155,600                   3,505,668
Unitrin Inc                                                              11,800                     506,574
                                                                                     -----------------------
                                                                                                 10,057,549
                                                                                     -----------------------

Non-Hazardous Waste Disposal (0.31%)
Republic Services Inc (a)                                                51,000                   2,091,510
                                                                                     -----------------------

Oil - Field Services (0.86%)
Oceaneering International Inc (b)                                        81,100                   2,918,789
Oil States International Inc (a)(b)                                      98,600                   2,863,344
                                                                                     -----------------------
                                                                                                  5,782,133
                                                                                     -----------------------
Oil & Gas Drilling (0.43%)
Noble Corp (a)                                                           41,400                   2,902,140
                                                                                     -----------------------

Oil Company - Exploration & Production (3.89%)
Canadian Natural Resources Ltd (a)                                       45,217                   2,358,066
Chesapeake Energy Corp (a)                                              167,500                   5,433,700
Cimarex Energy Co                                                        72,500                   2,611,450
Denbury Resources Inc (b)                                                79,807                   2,293,653
Newfield Exploration Co (b)                                              96,800                   3,948,472
Quicksilver Resources Inc (b)                                            55,699                   1,909,362
Southwestern Energy Co (a)(b)                                            42,487                   1,511,687
Talisman Energy Inc                                                     229,460                   3,788,385
XTO Energy Inc (a)                                                       47,939                   2,236,834
                                                                                     -----------------------
                                                                                                 26,091,609
                                                                                     -----------------------
Oil Company - Integrated (0.62%)
Hess Corp (a)                                                            98,000                   4,155,200
                                                                                     -----------------------

Oil Refining & Marketing (1.80%)
Alon USA Energy Inc (a)                                                  33,900                     951,573
Frontier Oil Corp (a)                                                    48,900                   1,437,660
Sunoco Inc                                                              119,726                   7,917,480
Tesoro Corp (a)                                                          17,000                   1,086,980
Western Refining Inc (a)                                                 27,500                     647,900
                                                                                     -----------------------
                                                                                                 12,041,593
                                                                                     -----------------------
Paper & Related Products (0.45%)
Temple-Inland Inc                                                        76,400                   3,013,216
                                                                                     -----------------------

Pharmacy Services (0.32%)
Omnicare Inc (a)                                                         56,628                   2,145,069
                                                                                     -----------------------

Photo Equipment & Supplies (0.20%)
Eastman Kodak Co                                                         56,000                   1,366,400
                                                                                     -----------------------

Pipelines (1.35%)
National Fuel Gas Co                                                    154,831                   5,790,679
Williams Cos Inc                                                        132,414                   3,234,874
                                                                                     -----------------------
                                                                                                  9,025,553
                                                                                     -----------------------
Printing - Commercial (0.63%)
RR Donnelley & Sons Co                                                  124,100                   4,202,026
                                                                                     -----------------------

Property & Casualty Insurance (1.43%)
First American Corp (a)                                                  72,400                   2,956,092
Mercury General Corp                                                     16,500                     854,205
Safeco Corp                                                              34,800                   2,025,012
WR Berkley Corp (a)                                                     101,200                   3,730,232
                                                                                     -----------------------
                                                                                                  9,565,541
                                                                                     -----------------------
Publishing - Newspapers (0.27%)
Washington Post Co/The                                                    2,400                   1,807,440
                                                                                     -----------------------


Regional Banks (0.58%)
Comerica Inc                                                             66,800                   3,887,092
                                                                                     -----------------------

Reinsurance (0.83%)
Endurance Specialty Holdings Ltd                                        156,002                   5,561,471
                                                                                     -----------------------

REITS - Apartments (0.46%)
Archstone-Smith Trust                                                    51,000                   3,070,710
                                                                                     -----------------------

REITS - Diversified (2.51%)
Colonial Properties Trust                                               114,705                   5,779,985
Duke Realty Corp                                                         94,900                   3,801,694
iStar Financial Inc                                                     156,785                   7,263,849
                                                                                     -----------------------
                                                                                                 16,845,528
                                                                                     -----------------------
REITS - Healthcare (1.24%)
Health Care Property Investors Inc                                       74,500                   2,339,300
Health Care REIT Inc                                                      5,100                     210,528
Ventas Inc (a)                                                          147,900                   5,765,142
                                                                                     -----------------------
                                                                                                  8,314,970
                                                                                     -----------------------
REITS - Hotels (0.56%)
FelCor Lodging Trust Inc                                                 42,700                     886,452
Hospitality Properties Trust                                             58,900                   2,854,294
                                                                                     -----------------------
                                                                                                  3,740,746
                                                                                     -----------------------
REITS - Mortgage (0.96%)
Annaly Capital Management Inc                                           180,700                   2,370,784
CapitalSource Inc (a)                                                    98,400                   2,729,616
New Century Financial Corp (a)                                           33,100                   1,303,478
                                                                                     -----------------------
                                                                                                  6,403,878
                                                                                     -----------------------
REITS - Office Property (1.24%)
Equity Office Properties Trust (a)                                      124,100                   5,274,250
HRPT Properties Trust (a)                                               195,500                   2,326,450
Mack-Cali Realty Corp (a)                                                14,100                     745,890
                                                                                     -----------------------
                                                                                                  8,346,590
                                                                                     -----------------------
REITS - Shopping Centers (1.31%)
Developers Diversified Realty Corp (a)                                  100,875                   6,143,288
Regency Centers Corp                                                     36,800                   2,655,488
                                                                                     -----------------------
                                                                                                  8,798,776
                                                                                     -----------------------
REITS - Single Tenant (0.00%)
National Retail Properties Inc                                            1,400                      31,458
                                                                                     -----------------------

REITS - Warehouse & Industrial (1.01%)
First Industrial Realty Trust Inc                                       141,941                   6,525,028
Prologis                                                                  3,600                     227,772
                                                                                     -----------------------
                                                                                                  6,752,800
                                                                                     -----------------------
Rental - Auto & Equipment (0.78%)
United Rentals Inc (a)(b)                                               222,127                   5,262,189
                                                                                     -----------------------

Retail - Apparel & Shoe (1.27%)
AnnTaylor Stores Corp (b)                                                62,600                   2,755,652
Foot Locker Inc                                                          83,200                   1,929,408
Ross Stores Inc                                                         129,534                   3,812,186
                                                                                     -----------------------
                                                                                                  8,497,246
                                                                                     -----------------------
Retail - Auto Parts (0.32%)
Advance Auto Parts Inc (a)                                               60,769                   2,128,130
                                                                                     -----------------------


Retail - Consumer Electronics (0.23%)
Circuit City Stores Inc (a)                                              57,900                   1,562,142
                                                                                     -----------------------

Retail - Discount (0.72%)
Family Dollar Stores Inc (a)                                             49,300                   1,451,885
TJX Cos Inc                                                             117,482                   3,401,104
                                                                                     -----------------------
                                                                                                  4,852,989
                                                                                     -----------------------
Savings & Loans - Thrifts (0.62%)
Hudson City Bancorp Inc                                                 136,634                   1,875,985
New York Community Bancorp Inc                                          140,000                   2,289,000
                                                                                     -----------------------
                                                                                                  4,164,985
                                                                                     -----------------------
Semiconductor Component - Integrated Circuits (0.19%)
Atmel Corp (b)                                                          225,600                   1,297,200
                                                                                     -----------------------

Semiconductor Equipment (0.04%)
MKS Instruments Inc (b)                                                  11,800                     255,470
                                                                                     -----------------------

Steel - Producers (0.81%)
Chaparral Steel Co                                                       14,300                     594,737
Reliance Steel & Aluminum Co (a)                                         28,700                     985,845
United States Steel Corp                                                 56,800                   3,839,680
                                                                                     -----------------------
                                                                                                  5,420,262
                                                                                     -----------------------
Telecommunication Equipment (1.28%)
Arris Group Inc (b)                                                     369,018                   4,944,841
Tellabs Inc (b)                                                         277,077                   2,920,392
Utstarcom Inc (a)(b)                                                     69,000                     743,130
                                                                                     -----------------------
                                                                                                  8,608,363
                                                                                     -----------------------
Telecommunication Equipment - Fiber Optics (0.21%)
Ciena Corp (a)(b)                                                        61,157                   1,437,801
                                                                                     -----------------------

Telephone - Integrated (1.15%)
Qwest Communications International Inc (a)(b)                           631,500                   5,449,845
Telephone & Data Systems Inc                                             45,800                   2,237,330
                                                                                     -----------------------
                                                                                                  7,687,175
                                                                                     -----------------------
Toys (1.03%)
Hasbro Inc                                                              146,800                   3,805,056
Mattel Inc                                                              136,100                   3,079,943
                                                                                     -----------------------
                                                                                                  6,884,999
                                                                                     -----------------------
Transport - Marine (0.98%)
Frontline Ltd (a)                                                        58,080                   2,197,167
Ship Finance International Ltd (a)                                      207,973                   4,381,991
                                                                                     -----------------------
                                                                                                  6,579,158
                                                                                     -----------------------
Transport - Rail (0.82%)
CSX Corp                                                                154,200                   5,500,314
                                                                                     -----------------------

Transport - Services (0.26%)
Laidlaw International Inc                                                60,000                   1,740,600
                                                                                     -----------------------

Transport - Truck (0.37%)
Heartland Express Inc (a)                                                88,900                   1,451,737
YRC Worldwide Inc (a)(b)                                                 25,700                     995,618
                                                                                     -----------------------
                                                                                                  2,447,355
                                                                                     -----------------------
Vitamins & Nutrition Products (0.66%)
NBTY Inc (b)                                                            160,024                   4,451,867
                                                                                     -----------------------
TOTAL COMMON STOCKS                                                               $             664,024,766
                                                                                     -----------------------

                                                                     Principal
                                                                      Amount                 Value
                                                                    ------------ --- -----------------------
MONEY MARKET FUNDS (21.77%)
Money Center Banks (21.77%)
BNY Institutional Cash Reserve Fund (c)                             146,001,000                 146,001,000
                                                                                     -----------------------
TOTAL MONEY MARKET FUNDS                                                          $             146,001,000
                                                                                     -----------------------
Total Investments                                                                 $             810,025,766
Liabilities in Excess of Other Assets, Net - (20.79)%                                         (139,399,020)
                                                                                     -----------------------
TOTAL NET ASSETS - 100.00%                                                        $             670,626,746
                                                                                     =======================
                                                                                     -----------------------

                                                                                     =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              66,351,100
Unrealized Depreciation                                       (17,201,575)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                      49,149,525
Cost for federal income tax purposes                           760,876,241


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------------
Sector                                                             Percent
--------------------------------------------------- -----------------------
Financial                                                           49.43%
Consumer, Cyclical                                                  12.44%
Industrial                                                          12.29%
Consumer, Non-cyclical                                              11.75%
Energy                                                               9.74%
Utilities                                                            9.59%
Basic Materials                                                      7.11%
Communications                                                       4.51%
Technology                                                           3.93%
Liabilities in Excess of Other Assets, Net                       (-20.79%)
                                                    -----------------------
TOTAL NET ASSETS                                                   100.00%
                                                    =======================


Schedule of Investments
October 31, 2006
Partners MidCap Value Fund I
                                                                   Shares
                                                                    Held                                           Value
                                                                 ------------ ---------------------------- -----------------------
COMMON STOCKS (96.63%)
Advertising Sales (0.71%)
Lamar Advertising Co (a)(b)                                           93,496                            $               5,392,849
                                                                                                           -----------------------

Aerospace & Defense (0.76%)
Lockheed Martin Corp                                                   1,200                                              104,316
Northrop Grumman Corp                                                    500                                               33,195
Rockwell Collins Inc                                                  96,970                                            5,632,018
                                                                                                           -----------------------
                                                                                                                        5,769,529
                                                                                                           -----------------------
Aerospace & Defense Equipment (0.76%)
Alliant Techsystems Inc (a)(b)                                        61,450                                            4,744,554
DRS Technologies Inc                                                  16,662                                              736,794
Goodrich Corp                                                          6,323                                              278,781
                                                                                                           -----------------------
                                                                                                                        5,760,129
                                                                                                           -----------------------
Airlines (0.39%)
Continental Airlines Inc (b)                                          80,550                                            2,970,684
                                                                                                           -----------------------

Apparel Manufacturers (0.14%)
Coach Inc (b)                                                          1,400                                               55,496
Jones Apparel Group Inc                                                3,400                                              113,560
Liz Claiborne Inc                                                     22,083                                              931,240
                                                                                                           -----------------------
                                                                                                                        1,100,296
                                                                                                           -----------------------
Appliances (0.10%)
Whirlpool Corp                                                         9,000                                              782,370
                                                                                                           -----------------------

Audio & Video Products (0.04%)
Harman International Industries Inc                                    3,100                                              317,285
                                                                                                           -----------------------

Auto - Car & Light Trucks (0.30%)
Ford Motor Co                                                        136,535                                            1,130,510
General Motors Corp                                                   32,422                                            1,132,176
                                                                                                           -----------------------
                                                                                                                        2,262,686
                                                                                                           -----------------------
Auto/Truck Parts & Equipment - Original (1.07%)
Autoliv Inc                                                          123,153                                            7,003,711
BorgWarner Inc                                                           800                                               46,000
Dana Corp                                                             11,100                                               17,871
Johnson Controls Inc                                                   8,280                                              675,151
TRW Automotive Holdings Corp (b)                                      14,720                                              377,568
                                                                                                           -----------------------
                                                                                                                        8,120,301
                                                                                                           -----------------------
Beverages - Non-Alcoholic (0.19%)
Pepsi Bottling Group Inc                                              46,023                                            1,455,247
                                                                                                           -----------------------

Beverages - Wine & Spirits (0.07%)
Brown-Forman Corp                                                      7,318                                              528,286
                                                                                                           -----------------------

Brewery (0.15%)
Molson Coors Brewing Co                                               15,868                                            1,129,484
                                                                                                           -----------------------

Building - Residential & Commercial (1.00%)
Centex Corp                                                            2,000                                              104,600
Lennar Corp                                                          154,991                                            7,358,973

Building - Residential & Commercial
Pulte Homes Inc                                                        5,947                                              184,297
                                                                                                           -----------------------
                                                                                                                        7,647,870
                                                                                                           -----------------------
Building & Construction Products - Miscellaneous (0.12%)
USG Corp (b)                                                          18,434                                              901,238
                                                                                                           -----------------------

Building Products - Air & Heating (0.61%)
American Standard Cos Inc (a)                                        104,429                                            4,625,160
                                                                                                           -----------------------

Cable TV (0.56%)
Cablevision Systems Corp                                             135,413                                            3,763,127
EchoStar Communications Corp (b)                                      14,072                                              499,838
                                                                                                           -----------------------
                                                                                                                        4,262,965
                                                                                                           -----------------------
Casino Hotels (1.96%)
Boyd Gaming Corp                                                      66,510                                            2,625,150
Harrah's Entertainment Inc                                           165,559                                           12,306,000
                                                                                                           -----------------------
                                                                                                                       14,931,150
                                                                                                           -----------------------
Chemicals - Diversified (0.73%)
Dow Chemical Co/The                                                   84,282                                            3,437,863
FMC Corp                                                              21,917                                            1,502,410
Huntsman Corp. (b)                                                    19,828                                              342,429
Lyondell Chemical Co                                                  10,537                                              270,485
                                                                                                           -----------------------
                                                                                                                        5,553,187
                                                                                                           -----------------------
Chemicals - Specialty (0.23%)
Cabot Corp                                                            14,300                                              565,565
Cytec Industries Inc                                                   4,363                                              241,667
International Flavors & Fragrances Inc                                16,200                                              688,176
Lubrizol Corp                                                          5,862                                              263,790
                                                                                                           -----------------------
                                                                                                                        1,759,198
                                                                                                           -----------------------
Coatings & Paint (0.04%)
RPM International Inc                                                 14,400                                              275,760
                                                                                                           -----------------------

Commercial Banks (3.80%)
BOK Financial Corp                                                     2,764                                              142,070
City National Corp/Beverly Hills CA                                   67,910                                            4,520,090
Colonial BancGroup Inc/The                                             3,973                                               94,716
Commerce Bancshares Inc/Kansas City MO (a)                            50,102                                            2,480,550
Compass Bancshares Inc                                                 5,226                                              294,015
First Horizon National Corp                                            3,329                                              130,896
M&T Bank Corp (a)                                                     44,294                                            5,395,452
Mercantile Bankshares Corp                                            13,950                                              628,866
North Fork Bancorporation Inc                                         28,900                                              825,962
Popular Inc                                                           12,400                                              225,556
Regions Financial Corp                                                 8,254                                              313,239
Synovus Financial Corp                                                 5,100                                              149,838
TD Banknorth Inc                                                     125,550                                            3,713,769
UnionBanCal Corp                                                      37,999                                            2,187,983
Zions Bancorporation                                                  97,843                                            7,866,577
                                                                                                           -----------------------
                                                                                                                       28,969,579
                                                                                                           -----------------------
Commercial Services (0.01%)
Convergys Corp (b)                                                     3,084                                               65,412
                                                                                                           -----------------------

Commercial Services - Finance (0.15%)
Moody's Corp                                                          17,100                                            1,133,730
                                                                                                           -----------------------


Computer Services (0.39%)
Unisys Corp (b)                                                      459,222                                            3,003,312
                                                                                                           -----------------------

Computers (0.03%)
Sun Microsystems Inc (b)                                              41,500                                              225,345
                                                                                                           -----------------------

Computers - Integrated Systems (0.01%)
Diebold Inc                                                            1,254                                               54,775
                                                                                                           -----------------------

Computers - Memory Devices (0.84%)
Seagate Technology                                                   283,210                                            6,394,882
                                                                                                           -----------------------

Consulting Services (0.76%)
BearingPoint Inc (a)(b)                                              690,775                                            5,754,156
                                                                                                           -----------------------

Consumer Products - Miscellaneous (1.45%)
Clorox Co                                                            150,775                                            9,734,034
Fortune Brands Inc                                                     1,900                                              146,205
Jarden Corp (b)                                                       33,390                                            1,201,372
                                                                                                           -----------------------
                                                                                                                       11,081,611
                                                                                                           -----------------------
Containers - Paper & Plastic (0.91%)
Bemis Co                                                              23,200                                              779,984
Packaging Corp of America (a)                                        240,150                                            5,516,245
Sealed Air Corp                                                          600                                               35,712
Sonoco Products Co                                                    18,000                                              638,640
                                                                                                           -----------------------
                                                                                                                        6,970,581
                                                                                                           -----------------------
Cosmetics & Toiletries (0.33%)
Avon Products Inc                                                     83,534                                            2,540,269
                                                                                                           -----------------------

Data Processing & Management (0.00%)
Fair Isaac Corp                                                          720                                               26,374
                                                                                                           -----------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                       1,800                                               81,936
Tech Data Corp (b)                                                    19,500                                              767,325
                                                                                                           -----------------------
                                                                                                                          849,261
                                                                                                           -----------------------
Diversified Manufacturing Operations (1.78%)
Carlisle Cos Inc                                                      53,839                                            4,505,786
Cooper Industries Ltd                                                 76,848                                            6,874,054
Danaher Corp                                                             216                                               15,502
Honeywell International Inc                                            5,400                                              227,448
Leggett & Platt Inc                                                    3,500                                               81,725
Pentair Inc                                                            1,180                                               38,869
SPX Corp                                                               4,200                                              241,584
Teleflex Inc                                                           7,900                                              491,380
Textron Inc                                                           12,000                                            1,091,160
                                                                                                           -----------------------
                                                                                                                       13,567,508
                                                                                                           -----------------------
Diversified Operations (0.10%)
Leucadia National Corp                                                30,011                                              791,390
                                                                                                           -----------------------

E-Commerce - Products (0.02%)
Amazon.Com Inc (b)                                                     4,600                                              175,214
                                                                                                           -----------------------

E-Commerce - Services (0.00%)
IAC/InterActiveCorp (b)                                                  650                                               20,137
                                                                                                           -----------------------


Electric - Generation (0.20%)
AES Corp/The (b)                                                      70,300                                            1,545,897
                                                                                                           -----------------------

Electric - Integrated (12.30%)
Allegheny Energy Inc (b)                                              20,673                                              889,559
Alliant Energy Corp                                                   13,000                                              498,550
American Electric Power Co Inc                                         4,309                                              178,522
Centerpoint Energy Inc                                               137,069                                            2,121,828
CMS Energy Corp (a)(b)                                               172,791                                            2,572,858
Constellation Energy Group Inc                                        15,990                                              997,776
DPL Inc                                                              323,030                                            9,277,422
DTE Energy Co                                                          3,140                                              142,650
Duke Energy Corp                                                      35,100                                            1,110,564
Edison International                                                 257,838                                           11,458,321
Energy East Corp                                                         200                                                4,862
Entergy Corp                                                         203,013                                           17,424,606
Exelon Corp                                                            3,500                                              216,930
FirstEnergy Corp                                                      66,297                                            3,901,579
FPL Group Inc                                                         99,657                                            5,082,507
Great Plains Energy Inc                                                  500                                               16,270
Northeast Utilities (a)                                              106,930                                            2,674,319
NSTAR                                                                  1,198                                               41,678
PG&E Corp                                                            286,374                                           12,354,174
Pinnacle West Capital Corp                                            15,415                                              736,991
PPL Corp (a)                                                         324,225                                           11,192,247
Progress Energy Inc                                                   61,996                                            2,851,816
Public Service Enterprise Group Inc                                    7,794                                              475,824
SCANA Corp                                                            18,500                                              739,260
Sierra Pacific Resources (b)                                          25,770                                              390,673
TXU Corp                                                               7,792                                              491,909
Wisconsin Energy Corp                                                101,441                                            4,660,200
WPS Resources Corp                                                    15,600                                              830,076
Xcel Energy Inc                                                       18,700                                              412,709
                                                                                                           -----------------------
                                                                                                                       93,746,680
                                                                                                           -----------------------
Electric Products - Miscellaneous (0.04%)
Ametek Inc                                                             5,059                                              236,154
Molex Inc                                                              1,800                                               62,820
                                                                                                           -----------------------
                                                                                                                          298,974
                                                                                                           -----------------------
Electronic Components - Semiconductors (0.55%)
International Rectifier Corp (b)                                       4,400                                              158,268
National Semiconductor Corp (a)                                      146,350                                            3,554,841
Spansion Inc (b)                                                      35,333                                              503,849
                                                                                                           -----------------------
                                                                                                                        4,216,958
                                                                                                           -----------------------
Electronic Connectors (0.95%)
Amphenol Corp (a)                                                    106,706                                            7,245,337
                                                                                                           -----------------------

Electronic Design Automation (0.09%)
Synopsys Inc (b)                                                      30,894                                              695,424
                                                                                                           -----------------------

Electronic Measurement Instruments (0.03%)
Tektronix Inc                                                          8,637                                              262,306
                                                                                                           -----------------------

Electronic Parts Distribution (0.83%)
Arrow Electronics Inc (b)                                            115,124                                            3,436,452
Avnet Inc (b)                                                        123,580                                            2,926,374
                                                                                                           -----------------------
                                                                                                                        6,362,826
                                                                                                           -----------------------

Engineering - Research & Development Services (0.08%)
Fluor Corp                                                             7,829                                              614,028
                                                                                                           -----------------------

Engines - Internal Combustion (0.05%)
Briggs & Stratton Corp                                                 1,526                                               38,898
Cummins Inc                                                            2,983                                              378,781
                                                                                                           -----------------------
                                                                                                                          417,679
                                                                                                           -----------------------
Entertainment Software (1.33%)
Activision Inc (a)(b)                                                658,002                                           10,146,391
                                                                                                           -----------------------

Fiduciary Banks (1.15%)
Mellon Financial Corp                                                 44,000                                            1,707,200
Northern Trust Corp                                                  113,132                                            6,643,111
State Street Corp                                                      6,100                                              391,803
Wilmington Trust Corp                                                    368                                               15,301
                                                                                                           -----------------------
                                                                                                                        8,757,415
                                                                                                           -----------------------
Finance - Commercial (1.43%)
CIT Group Inc                                                        210,056                                           10,933,415
                                                                                                           -----------------------

Finance - Consumer Loans (0.09%)
SLM Corp                                                              14,200                                              691,256
                                                                                                           -----------------------

Finance - Investment Banker & Broker (2.14%)
AG Edwards Inc                                                        10,672                                              608,838
Bear Stearns Cos Inc/The                                              65,847                                            9,965,943
Charles Schwab Corp/The                                               18,900                                              344,358
E*Trade Financial Corp (b)                                            62,013                                            1,443,663
Goldman Sachs Group Inc                                                3,833                                              727,465
Jefferies Group Inc                                                   13,600                                              390,728
Lehman Brothers Holdings Inc                                          22,300                                            1,735,832
TD Ameritrade Holding Corp                                            64,326                                            1,059,449
                                                                                                           -----------------------
                                                                                                                       16,276,276
                                                                                                           -----------------------
Finance - Mortgage Loan/Banker (0.04%)
Countrywide Financial Corp                                             6,560                                              250,067
Freddie Mac                                                              900                                               62,091
                                                                                                           -----------------------
                                                                                                                          312,158
                                                                                                           -----------------------
Financial Guarantee Insurance (3.35%)
AMBAC Financial Group Inc                                            168,910                                           14,102,296
MBIA Inc                                                              12,212                                              757,388
MGIC Investment Corp                                                  53,593                                            3,149,125
PMI Group Inc/The                                                    153,489                                            6,546,306
Radian Group Inc                                                      19,038                                            1,014,725
                                                                                                           -----------------------
                                                                                                                       25,569,840
                                                                                                           -----------------------
Food - Meat Products (0.73%)
Smithfield Foods Inc (a)(b)                                          189,467                                            5,092,873
Tyson Foods Inc                                                       31,988                                              462,227
                                                                                                           -----------------------
                                                                                                                        5,555,100
                                                                                                           -----------------------
Food - Miscellaneous/Diversified (0.30%)
ConAgra Foods Inc                                                     10,700                                              279,805
Kellogg Co                                                            39,800                                            2,002,338
                                                                                                           -----------------------
                                                                                                                        2,282,143
                                                                                                           -----------------------
Food - Retail (0.67%)
Safeway Inc                                                          172,817                                            5,073,907
                                                                                                           -----------------------

Food - Wholesale & Distribution (1.23%)
Supervalu Inc                                                        263,092                                            8,787,273

Food - Wholesale & Distribution
Sysco Corp                                                            17,324                                              605,993
                                                                                                           -----------------------
                                                                                                                        9,393,266
                                                                                                           -----------------------
Forestry (0.12%)
Plum Creek Timber Co Inc                                              21,600                                              776,304
Weyerhaeuser Co                                                        2,101                                              133,603
                                                                                                           -----------------------
                                                                                                                          909,907
                                                                                                           -----------------------
Funeral Services & Related Items (0.03%)
Service Corp International/US                                         23,730                                              216,418
                                                                                                           -----------------------

Gas - Distribution (1.07%)
AGL Resources Inc                                                    125,366                                            4,701,225
Atmos Energy Corp                                                      5,900                                              181,307
Energen Corp                                                          23,200                                              993,424
NiSource Inc                                                          90,813                                            2,113,219
Sempra Energy                                                          2,600                                              137,904
Southern Union Co                                                      1,000                                               27,680
                                                                                                           -----------------------
                                                                                                                        8,154,759
                                                                                                           -----------------------
Home Decoration Products (1.28%)
Newell Rubbermaid Inc                                                338,850                                            9,752,103
                                                                                                           -----------------------

Hospital Beds & Equipment (0.01%)
Hillenbrand Industries Inc                                             1,535                                               90,074
                                                                                                           -----------------------

Hotels & Motels (0.16%)
Starwood Hotels & Resorts Worldwide Inc                               12,448                                              743,644
Wyndham Worldwide Corp (b)                                            16,989                                              501,175
                                                                                                           -----------------------
                                                                                                                        1,244,819
                                                                                                           -----------------------
Human Resources (0.33%)
Hewitt Associates Inc (b)                                             98,556                                            2,466,856
Manpower Inc                                                             240                                               16,265
                                                                                                           -----------------------
                                                                                                                        2,483,121
                                                                                                           -----------------------
Independent Power Producer (0.21%)
NRG Energy Inc (b)                                                     5,300                                              255,195
Reliant Energy Inc (b)                                               108,300                                            1,373,244
                                                                                                           -----------------------
                                                                                                                        1,628,439
                                                                                                           -----------------------
Industrial Gases (0.04%)
Airgas Inc                                                             7,100                                              268,451
                                                                                                           -----------------------

Instruments - Controls (0.02%)
Mettler Toledo International Inc (b)                                   2,000                                              137,300
Thermo Electron Corp (b)                                                 180                                                7,717
                                                                                                           -----------------------
                                                                                                                          145,017
                                                                                                           -----------------------
Instruments - Scientific (0.64%)
PerkinElmer Inc                                                      227,944                                            4,868,884
                                                                                                           -----------------------

Insurance Brokers (0.20%)
AON Corp                                                              20,700                                              720,153
Brown & Brown Inc                                                     15,196                                              444,635
Marsh & McLennan Cos Inc                                              11,000                                              323,840
                                                                                                           -----------------------
                                                                                                                        1,488,628
                                                                                                           -----------------------
Internet Security (0.02%)
McAfee Inc (b)                                                         4,059                                              117,427
                                                                                                           -----------------------

Investment Companies (0.59%)
Allied Capital Corp                                                   44,907                                            1,415,918
Investment Companies
American Capital Strategies Ltd (a)                                   72,150                                            3,113,994
                                                                                                           -----------------------
                                                                                                                        4,529,912
                                                                                                           -----------------------
Investment Management & Advisory Services (0.81%)
Eaton Vance Corp                                                     144,290                                            4,478,762
Federated Investors Inc                                               13,100                                              449,199
Franklin Resources Inc                                                 1,300                                              148,148
Janus Capital Group Inc                                               14,600                                              293,168
Legg Mason Inc                                                         5,600                                              504,112
Nuveen Investments Inc                                                 1,300                                               64,090
T Rowe Price Group Inc                                                 4,720                                              223,303
                                                                                                           -----------------------
                                                                                                                        6,160,782
                                                                                                           -----------------------
Life & Health Insurance (1.92%)
AmerUs Group Co                                                          200                                               13,696
Cigna Corp                                                             4,858                                              568,289
Conseco, Inc. (b)                                                     18,000                                              366,120
Lincoln National Corp                                                 71,822                                            4,547,051
Nationwide Financial Services                                         17,116                                              871,547
Protective Life Corp                                                     564                                               24,957
Reinsurance Group of America Inc                                       3,435                                              193,734
Torchmark Corp                                                        54,747                                            3,376,795
UnumProvident Corp                                                   234,952                                            4,647,350
                                                                                                           -----------------------
                                                                                                                       14,609,539
                                                                                                           -----------------------
Machinery - Farm (0.73%)
AGCO Corp (b)                                                        208,800                                            5,585,400
                                                                                                           -----------------------

Machinery - General Industry (0.01%)
IDEX Corp                                                              1,600                                               75,040
                                                                                                           -----------------------

Machinery - Print Trade (0.33%)
Zebra Technologies Corp (a)(b)                                        67,550                                            2,517,589
                                                                                                           -----------------------

Machinery - Pumps (0.06%)
Flowserve Corp (b)                                                     9,200                                              487,600
                                                                                                           -----------------------

Medical  - Outpatient & Home Medical Care (0.49%)
Apria Healthcare Group Inc (a)(b)                                    159,867                                            3,723,302
                                                                                                           -----------------------

Medical - Biomedical/Gene (1.78%)
Biogen Idec Inc (b)                                                   15,400                                              733,040
Charles River Laboratories International (a)(b)                      154,566                                            6,633,973
Genzyme Corp (b)                                                       6,800                                              459,068
Medimmune Inc (a)(b)                                                 179,182                                            5,740,991
                                                                                                           -----------------------
                                                                                                                       13,567,072
                                                                                                           -----------------------
Medical - Drugs (0.00%)
Abraxis BioScience Inc (b)                                               163                                                4,303
                                                                                                           -----------------------

Medical - HMO (1.19%)
Coventry Health Care Inc (b)                                          89,440                                            4,199,208
Health Net Inc (a)(b)                                                118,077                                            4,901,376
                                                                                                           -----------------------
                                                                                                                        9,100,584
                                                                                                           -----------------------
Medical - Hospitals (0.04%)
Tenet Healthcare Corp (b)                                             42,900                                              302,874
                                                                                                           -----------------------


Medical - Wholesale Drug Distribution (0.00%)
AmerisourceBergen Corp                                                   604                                               28,509
                                                                                                           -----------------------

Medical Information Systems (0.93%)
IMS Health Inc                                                       253,340                                            7,055,519
                                                                                                           -----------------------

Metal - Diversified (0.01%)
Freeport-McMoRan Copper & Gold Inc                                       800                                               48,384
                                                                                                           -----------------------

Metal Processors & Fabrication (0.76%)
Commercial Metals Co                                                 193,600                                            5,151,696
Precision Castparts Corp                                               2,800                                              190,568
Timken Co                                                             13,702                                              411,745
                                                                                                           -----------------------
                                                                                                                        5,754,009
                                                                                                           -----------------------
Miscellaneous Manufacturers (0.01%)
Aptargroup Inc                                                         1,000                                               54,910
                                                                                                           -----------------------

Multi-Line Insurance (0.77%)
American Financial Group Inc/OH                                        2,956                                              141,474
Assurant Inc (a)                                                      72,466                                            3,816,060
Genworth Financial Inc                                                16,200                                              541,728
Hanover Insurance Group Inc.                                           7,781                                              352,868
Hartford Financial Services Group Inc                                  1,700                                              148,189
Loews Corp                                                             9,500                                              369,740
Old Republic International Corp                                       23,162                                              521,840
                                                                                                           -----------------------
                                                                                                                        5,891,899
                                                                                                           -----------------------
Multimedia (0.01%)
Viacom Inc (b)                                                         2,383                                               92,746
                                                                                                           -----------------------

Networking Products (0.26%)
Juniper Networks Inc (b)                                             114,914                                            1,978,819
                                                                                                           -----------------------

Non-Hazardous Waste Disposal (1.55%)
Allied Waste Industries Inc (a)(b)                                   589,590                                            7,163,519
Republic Services Inc                                                113,001                                            4,634,171
                                                                                                           -----------------------
                                                                                                                       11,797,690
                                                                                                           -----------------------
Office Automation & Equipment (0.07%)
Pitney Bowes Inc                                                      11,600                                              541,836
                                                                                                           -----------------------

Office Furnishings - Original (0.06%)
Steelcase Inc                                                         28,060                                              464,954
                                                                                                           -----------------------

Office Supplies & Forms (0.00%)
ACCO Brands Corp (b)                                                     400                                                9,720
                                                                                                           -----------------------

Oil - Field Services (0.91%)
BJ Services Co                                                       229,823                                            6,931,462
                                                                                                           -----------------------

Oil & Gas Drilling (0.01%)
Rowan Cos Inc                                                          1,800                                               60,084
                                                                                                           -----------------------

Oil Company - Exploration & Production (5.73%)
Anadarko Petroleum Corp                                                3,124                                              145,016
Apache Corp                                                            1,113                                               72,701
Chesapeake Energy Corp                                                24,821                                              805,193
Devon Energy Corp                                                      2,724                                              182,072
EOG Resources Inc                                                    174,028                                           11,578,083
Oil Company - Exploration & Production
Newfield Exploration Co (b)                                            4,591                                              187,267
Noble Energy Inc                                                         200                                                9,726
Pioneer Natural Resources Co                                          71,921                                            2,929,343
Range Resources Corp (a)                                             602,761                                           16,364,961
Ultra Petroleum Corp (a)(b)                                          213,360                                           11,387,023
                                                                                                           -----------------------
                                                                                                                       43,661,385
                                                                                                           -----------------------
Oil Company - Integrated (0.08%)
Hess Corp                                                             15,245                                              646,388
                                                                                                           -----------------------

Oil Field Machinery & Equipment (0.01%)
National Oilwell Varco Inc (b)                                         1,400                                               84,560
                                                                                                           -----------------------

Paper & Related Products (0.54%)
MeadWestvaco Corp                                                    148,669                                            4,091,371
                                                                                                           -----------------------

Photo Equipment & Supplies (0.06%)
Eastman Kodak Co                                                      18,594                                              453,694
                                                                                                           -----------------------

Pipelines (2.22%)
El Paso Corp                                                           2,250                                               30,825
Equitable Resources Inc                                               46,211                                            1,872,470
National Fuel Gas Co                                                   3,351                                              125,327
Oneok Inc                                                             24,817                                            1,033,132
Questar Corp                                                          13,480                                            1,098,350
Williams Cos Inc                                                     521,484                                           12,739,854
                                                                                                           -----------------------
                                                                                                                       16,899,958
                                                                                                           -----------------------
Power Converter & Supply Equipment (0.01%)
Hubbell Inc                                                            2,200                                              108,944
                                                                                                           -----------------------

Printing - Commercial (0.00%)
RR Donnelley & Sons Co                                                 1,078                                               36,501
                                                                                                           -----------------------

Private Corrections (0.33%)
Corrections Corp of America (b)                                       55,119                                            2,518,387
                                                                                                           -----------------------

Property & Casualty Insurance (0.21%)
Fidelity National Financial Inc                                        9,044                                              201,681
Fidelity National Title Group Inc                                     14,298                                              314,692
First American Corp                                                   19,514                                              796,757
Philadelphia Consolidated Holding Co (b)                               7,372                                              288,393
                                                                                                           -----------------------
                                                                                                                        1,601,523
                                                                                                           -----------------------
Publishing - Newspapers (0.84%)
Dow Jones & Co Inc                                                   114,233                                            4,008,436
McClatchy Co                                                           5,155                                              223,469
New York Times Co                                                     49,079                                            1,186,240
Tribune Co                                                            28,695                                              956,404
                                                                                                           -----------------------
                                                                                                                        6,374,549
                                                                                                           -----------------------
Real Estate Magagement & Services (0.07%)
CB Richard Ellis Group Inc (b)                                           555                                               16,667
Realogy Corp (b)                                                      20,987                                              541,045
                                                                                                           -----------------------
                                                                                                                          557,712
                                                                                                           -----------------------
Real Estate Operator & Developer (0.15%)
St Joe Co/The                                                         21,200                                            1,140,136
                                                                                                           -----------------------


Regional Banks (1.39%)
Comerica Inc                                                           3,900                                              226,941
Keycorp                                                              278,618                                           10,347,873
                                                                                                           -----------------------
                                                                                                                       10,574,814
                                                                                                           -----------------------
Reinsurance (2.23%)
Everest Re Group Ltd (a)                                              77,912                                            7,727,312
PartnerRe Ltd (a)                                                     94,070                                            6,577,374
RenaissanceRe Holdings Ltd                                            49,527                                            2,694,269
                                                                                                           -----------------------
                                                                                                                       16,998,955
                                                                                                           -----------------------
REITS - Apartments (2.49%)
Apartment Investment & Management Co                                 149,263                                            8,555,755
Archstone-Smith Trust                                                  9,439                                              568,322
AvalonBay Communities Inc                                              1,257                                              164,742
Camden Property Trust                                                  8,000                                              645,760
Equity Residential                                                    88,929                                            4,856,413
Home Properties Inc (a)                                               66,040                                            4,171,747
                                                                                                           -----------------------
                                                                                                                       18,962,739
                                                                                                           -----------------------
REITS - Diversified (1.54%)
Duke Realty Corp                                                         900                                               36,054
iStar Financial Inc                                                  123,768                                            5,734,171
Liberty Property Trust                                               111,610                                            5,379,602
Vornado Realty Trust                                                   4,700                                              560,475
                                                                                                           -----------------------
                                                                                                                       11,710,302
                                                                                                           -----------------------
REITS - Healthcare (0.21%)
Healthcare Realty Trust Inc                                           39,483                                            1,599,062
                                                                                                           -----------------------

REITS - Hotels (0.03%)
Hospitality Properties Trust                                           5,268                                              255,287
                                                                                                           -----------------------

REITS - Office Property (2.36%)
Boston Properties Inc                                                  3,886                                              415,141
Brandywine Realty Trust (a)                                           65,155                                            2,173,571
Equity Office Properties Trust                                       361,593                                           15,367,703
                                                                                                           -----------------------
                                                                                                                       17,956,415
                                                                                                           -----------------------
REITS - Shopping Centers (1.15%)
Developers Diversified Realty Corp (a)                               109,187                                            6,649,488
Kimco Realty Corp                                                      1,940                                               86,212
Regency Centers Corp                                                   6,400                                              461,824
Weingarten Realty Investors                                           33,776                                            1,570,584
                                                                                                           -----------------------
                                                                                                                        8,768,108
                                                                                                           -----------------------
REITS - Storage (0.18%)
Public Storage Inc                                                    15,010                                            1,346,547
                                                                                                           -----------------------

REITS - Warehouse & Industrial (0.01%)
AMB Property Corp                                                      1,300                                               75,933
                                                                                                           -----------------------

Rental - Auto & Equipment (0.08%)
Avis Budget Group Inc                                                  8,464                                              167,503
Rent-A-Center Inc/TX (b)                                              16,462                                              473,447
                                                                                                           -----------------------
                                                                                                                          640,950
                                                                                                           -----------------------
Retail - Apparel & Shoe (0.34%)
AnnTaylor Stores Corp (b)                                              1,750                                               77,035
Foot Locker Inc                                                           21                                                  487
Ross Stores Inc (a)                                                   86,139                                            2,535,071
                                                                                                           -----------------------
                                                                                                                        2,612,593
                                                                                                           -----------------------

Retail - Bookstore (0.01%)
Barnes & Noble Inc                                                       847                                               34,990
Borders Group Inc                                                        973                                               20,034
                                                                                                           -----------------------
                                                                                                                           55,024
                                                                                                           -----------------------
Retail - Consumer Electronics (0.06%)
Circuit City Stores Inc                                               17,576                                              474,200
                                                                                                           -----------------------

Retail - Discount (0.01%)
TJX Cos Inc                                                            3,400                                               98,430
                                                                                                           -----------------------

Retail - Drug Store (0.00%)
CVS Corp                                                                 895                                               28,085
                                                                                                           -----------------------

Retail - Jewelry (0.05%)
Tiffany & Co                                                          10,800                                              385,776
                                                                                                           -----------------------

Retail - Mail Order (0.38%)
Williams-Sonoma Inc (a)                                               86,050                                            2,926,560
                                                                                                           -----------------------

Retail - Major Department Store (2.14%)
JC Penney Co Inc                                                     193,666                                           14,569,493
Saks Inc                                                              90,975                                            1,759,457
                                                                                                           -----------------------
                                                                                                                       16,328,950
                                                                                                           -----------------------
Retail - Office Supplies (0.24%)
OfficeMax Inc                                                         37,842                                            1,800,522
                                                                                                           -----------------------

Retail - Regional Department Store (0.01%)
Dillard's Inc                                                          2,464                                               74,339
                                                                                                           -----------------------

Retail - Restaurants (0.02%)
Tim Hortons Inc                                                        4,625                                              133,662
                                                                                                           -----------------------

Savings & Loans - Thrifts (0.72%)
Hudson City Bancorp Inc                                              358,650                                            4,924,265
New York Community Bancorp Inc                                        32,646                                              533,762
                                                                                                           -----------------------
                                                                                                                        5,458,027
                                                                                                           -----------------------
Semiconductor Equipment (0.53%)
Tessera Technologies Inc (a)(b)                                      115,849                                            4,044,289
                                                                                                           -----------------------

Steel - Producers (0.04%)
United States Steel Corp                                               4,484                                              303,118
                                                                                                           -----------------------

Telecommunication Equipment (0.11%)
Lucent Technologies Inc (b)                                          350,522                                              851,768
                                                                                                           -----------------------

Telecommunication Services (0.62%)
Embarq Corp                                                           97,350                                            4,706,872
                                                                                                           -----------------------

Telephone - Integrated (0.93%)
CenturyTel Inc                                                        17,800                                              716,272
Citizens Communications Co                                           195,435                                            2,865,077
Qwest Communications International Inc (b)                           240,140                                            2,072,408
Sprint Nextel Corp                                                    75,546                                            1,411,955
                                                                                                           -----------------------
                                                                                                                        7,065,712
                                                                                                           -----------------------

Therapeutics (0.06%)
Amylin Pharmaceuticals Inc (b)                                        10,000                                              439,600
                                                                                                           -----------------------

Tobacco (0.29%)
Loews Corp - Carolina Group                                           14,700                                              849,954
Reynolds American Inc                                                 12,838                                              810,848
UST Inc                                                                9,900                                              530,244
                                                                                                           -----------------------
                                                                                                                        2,191,046
                                                                                                           -----------------------
Toys (0.12%)
Hasbro Inc                                                            34,641                                              897,895
                                                                                                           -----------------------

Transport - Equipment & Leasing (0.25%)
GATX Corp                                                             43,191                                            1,881,832
                                                                                                           -----------------------

Transport - Marine (0.09%)
Alexander & Baldwin Inc                                               14,500                                              667,435
                                                                                                           -----------------------

Transport - Rail (1.50%)
CSX Corp                                                              63,822                                            2,276,531
Norfolk Southern Corp                                                162,014                                            8,517,076
Union Pacific Corp                                                     7,200                                              652,536
                                                                                                           -----------------------
                                                                                                                       11,446,143
                                                                                                           -----------------------
Transport - Services (0.08%)
Laidlaw International Inc                                             11,420                                              331,294
Ryder System Inc                                                       4,900                                              257,985
                                                                                                           -----------------------
                                                                                                                          589,279
                                                                                                           -----------------------
Transport - Truck (0.45%)
Swift Transportation Co Inc (a)(b)                                   126,890                                            3,191,283
YRC Worldwide Inc (b)                                                  6,863                                              265,873
                                                                                                           -----------------------
                                                                                                                        3,457,156
                                                                                                           -----------------------
Water (0.02%)
Aqua America Inc                                                       7,241                                              175,594
                                                                                                           -----------------------

Web Portals (0.01%)
Yahoo! Inc (b)                                                         3,700                                               97,458
                                                                                                           -----------------------
TOTAL COMMON STOCKS                                                                                     $             736,564,656
                                                                                                           -----------------------
                                                                  Principal
                                                                   Amount                                          Value
                                                                 ------------ ---------------------------- -----------------------
MONEY MARKET FUNDS (15.43%)
Money Center Banks (15.43%)
BNY Institutional Cash Reserve Fund (c)                          117,614,000                                          117,614,000
                                                                                                           -----------------------
TOTAL MONEY MARKET FUNDS                                                                                $             117,614,000
                                                                                                           -----------------------
Total Investments                                                                                       $             854,178,656
Liabilities in Excess of Other Assets, Net - (12.06)%                                                                (91,928,392)
                                                                                                           -----------------------
TOTAL NET ASSETS - 100.00%                                                                              $             762,250,264
                                                                                                           =======================
                                                                                                           -----------------------

                                                                                                           =======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $            107,827,905
Unrealized Depreciation                                      (12,194,250)
                                                 -----------------------
Net Unrealized Appreciation (Depreciation)                    95,633,655
Cost for federal income tax purposes                         758,545,001


Portfolio Summary (unaudited)
------------------------------------------------- -----------------------
Sector                                                           Percent
------------------------------------------------- -----------------------
Financial                                                         44.45%
Utilities                                                         13.81%
Industrial                                                        13.47%
Consumer, Non-cyclical                                            10.67%
Consumer, Cyclical                                                10.00%
Energy                                                             8.96%
Technology                                                         4.78%
Communications                                                     4.09%
Basic Materials                                                    1.73%
Diversified                                                        0.10%
Liabilities in Excess of Other Assets, Net                     (-12.06%)
                                                  -----------------------
TOTAL NET ASSETS                                                 100.00%
                                                  =======================


Schedule of Investments
October 31, 2006
Partners SmallCap Blend Fund
                                                                     Shares
                                                                      Held                                           Value
                                                                   ------------ ---------------------------- -----------------------
COMMON STOCKS (99.72%)
Advanced Materials & Products (0.45%)
Ceradyne Inc (a)(b)                                                     25,000                            $               1,031,250
                                                                                                             -----------------------

Aerospace & Defense (0.59%)
Armor Holdings Inc (a)(b)                                               25,900                                            1,332,814
                                                                                                             -----------------------

Aerospace & Defense Equipment (0.54%)
K&F Industries Holdings Inc (a)(b)                                      29,000                                              563,760
Orbital Sciences Corp (b)                                               36,400                                              661,024
                                                                                                             -----------------------
                                                                                                                          1,224,784
                                                                                                             -----------------------
Agricultural Chemicals (0.61%)
CF Industries Holdings Inc                                              69,320                                            1,373,922
                                                                                                             -----------------------

Apparel Manufacturers (2.04%)
Carter's Inc (a)(b)                                                     69,100                                            1,950,693
Maidenform Brands Inc (a)(b)                                            51,300                                            1,136,295
Phillips-Van Heusen                                                     33,500                                            1,532,960
                                                                                                             -----------------------
                                                                                                                          4,619,948
                                                                                                             -----------------------
Applications Software (0.76%)
Progress Software Corp (b)                                              60,200                                            1,733,158
                                                                                                             -----------------------

Batteries & Battery Systems (0.59%)
Greatbatch Inc (a)(b)                                                   60,000                                            1,349,400
                                                                                                             -----------------------

Building - Maintenance & Service (0.40%)
Healthcare Services Group                                               33,800                                              918,684
                                                                                                             -----------------------

Building - Residential & Commercial (1.04%)
NVR Inc (a)(b)                                                           3,200                                            1,796,800
Standard-Pacific Corp                                                   23,100                                              559,713
                                                                                                             -----------------------
                                                                                                                          2,356,513
                                                                                                             -----------------------
Building & Construction Products - Miscellaneous (0.35%)
USG Corp (a)(b)                                                         16,200                                              792,018
                                                                                                             -----------------------

Building Products - Air & Heating (0.57%)
Lennox International Inc                                                48,100                                            1,296,776
                                                                                                             -----------------------

Building Products - Cement & Aggregate (0.48%)
Texas Industries Inc                                                    17,700                                            1,099,170
                                                                                                             -----------------------

Building Products - Wood (0.25%)
Universal Forest Products Inc (a)                                       12,400                                              562,712
                                                                                                             -----------------------

Chemicals - Specialty (1.47%)
HB Fuller Co                                                            72,000                                            1,784,880
OM Group Inc (b)                                                        27,000                                            1,539,000
                                                                                                             -----------------------
                                                                                                                          3,323,880
                                                                                                             -----------------------
Coal (0.25%)
Massey Energy Co (a)                                                    22,600                                              570,650
                                                                                                             -----------------------

Commercial Banks (4.17%)
Cardinal Financial Corp                                                 52,900                                              544,870
Corus Bankshares Inc (a)                                                51,800                                            1,063,454
East West Bancorp Inc                                                   37,500                                            1,369,125
Fremont General Corp (a)                                                59,000                                              857,270
Hanmi Financial Corp                                                    38,600                                              824,882
Integra Bank Corp (a)                                                   22,000                                              581,680
Sterling Financial Corp/WA                                              17,200                                              572,072
SVB Financial Group (a)(b)                                              29,400                                            1,352,988
Whitney Holding Corp                                                    52,400                                            1,711,384
Wilshire Bancorp Inc                                                    29,100                                              575,598
                                                                                                             -----------------------
                                                                                                                          9,453,323
                                                                                                             -----------------------
Commercial Services (0.24%)
First Advantage Corp (a)(b)                                             26,700                                              555,627
                                                                                                             -----------------------

Commercial Services - Finance (0.20%)
Rewards Network Inc (b)                                                 81,600                                              461,856
                                                                                                             -----------------------

Communications Software (0.54%)
Avid Technology Inc (a)(b)                                              17,800                                              642,936
Digi International Inc (a)(b)                                           41,700                                              584,634
                                                                                                             -----------------------
                                                                                                                          1,227,570
                                                                                                             -----------------------
Computer Services (0.69%)
Factset Research Systems Inc (a)                                        19,050                                              969,645
Perot Systems Corp (b)                                                  39,700                                              585,575
                                                                                                             -----------------------
                                                                                                                          1,555,220
                                                                                                             -----------------------
Computers - Integrated Systems (1.60%)
Agilysys Inc                                                            40,400                                              599,132
Brocade Communications Systems Inc (b)                                  86,400                                              700,704
Micros Systems Inc (b)                                                  23,300                                            1,157,544
MTS Systems Corp                                                        20,500                                              682,445
Radisys Corp (b)                                                        26,400                                              483,912
                                                                                                             -----------------------
                                                                                                                          3,623,737
                                                                                                             -----------------------
Computers - Memory Devices (0.65%)
Komag Inc (a)(b)                                                        38,300                                            1,464,975
                                                                                                             -----------------------

Consulting Services (1.41%)
FTI Consulting Inc (b)                                                  25,700                                              730,137
Watson Wyatt Worldwide Inc                                              54,600                                            2,465,190
                                                                                                             -----------------------
                                                                                                                          3,195,327
                                                                                                             -----------------------
Consumer Products - Miscellaneous (0.29%)
Jarden Corp (a)(b)                                                      18,100                                              651,238
                                                                                                             -----------------------

Containers - Metal & Glass (1.22%)
Greif Inc                                                               16,300                                            1,527,473
Silgan Holdings Inc (a)                                                 29,900                                            1,236,963
                                                                                                             -----------------------
                                                                                                                          2,764,436
                                                                                                             -----------------------
Data Processing & Management (0.77%)
Global Payments Inc                                                     40,200                                            1,757,142
                                                                                                             -----------------------

Decision Support Software (0.27%)
Cognos Inc (a)(b)                                                       16,800                                              612,864
                                                                                                             -----------------------

Diagnostic Kits (0.55%)
Idexx Laboratories Inc (b)                                              15,000                                            1,248,150
                                                                                                             -----------------------


Distribution & Wholesale (1.49%)
Building Material Holding Corp (a)                                      78,000                                            2,032,680
Owens & Minor Inc                                                       23,600                                              743,636
Watsco Inc (a)                                                          12,200                                              607,560
                                                                                                             -----------------------
                                                                                                                          3,383,876
                                                                                                             -----------------------
Diversified Manufacturing Operations (1.28%)
EnPro Industries Inc (a)(b)                                             20,500                                              656,000
Federal Signal Corp                                                     73,200                                            1,117,032
Griffon Corp (b)                                                        45,800                                            1,126,222
                                                                                                             -----------------------
                                                                                                                          2,899,254
                                                                                                             -----------------------
Diversified Operations & Commercial Services (0.33%)
Chemed Corp                                                             20,800                                              738,192
                                                                                                             -----------------------

E-Commerce - Services (0.24%)
Emdeon Corp (a)(b)                                                      47,400                                              552,210
                                                                                                             -----------------------

Electric - Integrated (2.07%)
Avista Corp                                                             28,300                                              728,442
Central Vermont Public Service Corp                                     15,300                                              345,321
CH Energy Group Inc                                                     13,100                                              681,462
El Paso Electric Co (b)                                                 43,800                                            1,023,168
Idacorp Inc                                                              9,200                                              362,756
PNM Resources Inc                                                       38,100                                            1,072,896
Westar Energy Inc                                                       18,877                                              477,966
                                                                                                             -----------------------
                                                                                                                          4,692,011
                                                                                                             -----------------------
Electric Products - Miscellaneous (0.25%)
Littelfuse Inc (b)                                                      16,900                                              572,234
                                                                                                             -----------------------

Electronic Components - Miscellaneous (0.99%)
CTS Corp                                                                39,000                                              550,680
Planar Systems Inc (b)                                                  49,100                                              591,655
Vishay Intertechnology Inc (b)                                          82,000                                            1,106,180
                                                                                                             -----------------------
                                                                                                                          2,248,515
                                                                                                             -----------------------
Electronic Components - Semiconductors (0.43%)
Silicon Image Inc (b)                                                   81,600                                              965,328
                                                                                                             -----------------------

Electronic Connectors (0.58%)
Thomas & Betts Corp (b)                                                 25,700                                            1,324,321
                                                                                                             -----------------------

Engineering - Research & Development Services (0.93%)
Shaw Group Inc/The (a)(b)                                               36,100                                              958,816
URS Corp (b)                                                            28,300                                            1,143,603
                                                                                                             -----------------------
                                                                                                                          2,102,419
                                                                                                             -----------------------
Engines - Internal Combustion (0.25%)
Briggs & Stratton Corp                                                  22,100                                              563,329
                                                                                                             -----------------------

Enterprise Software & Services (1.64%)
Hyperion Solutions Corp (a)(b)                                          29,050                                            1,086,470
JDA Software Group Inc (a)(b)                                           95,600                                            1,406,276
MicroStrategy Inc (a)(b)                                                10,300                                            1,229,305
                                                                                                             -----------------------
                                                                                                                          3,722,051
                                                                                                             -----------------------
E-Services - Consulting (0.54%)
Websense Inc (b)                                                        44,400                                            1,215,228
                                                                                                             -----------------------


Fiduciary Banks (0.46%)
Boston Private Financial Holdings Inc                                   37,500                                            1,036,500
                                                                                                             -----------------------

Finance - Consumer Loans (0.58%)
Asta Funding Inc (a)                                                    24,988                                              850,592
Portfolio Recovery Associates (a)(b)                                     9,800                                              456,876
                                                                                                             -----------------------
                                                                                                                          1,307,468
                                                                                                             -----------------------
Finance - Credit Card (0.28%)
CompuCredit Corp (a)(b)                                                 18,600                                              646,536
                                                                                                             -----------------------

Finance - Investment Banker & Broker (1.09%)
Investment Technology Group Inc (b)                                     35,900                                            1,676,530
optionsXpress Holdings Inc                                              25,400                                              789,432
                                                                                                             -----------------------
                                                                                                                          2,465,962
                                                                                                             -----------------------
Food - Baking (1.07%)
Flowers Foods Inc (a)                                                   89,200                                            2,423,564
                                                                                                             -----------------------

Food - Miscellaneous/Diversified (1.08%)
Corn Products International Inc                                         67,500                                            2,442,825
                                                                                                             -----------------------

Food - Wholesale & Distribution (0.30%)
Performance Food Group Co (b)                                           23,600                                              686,052
                                                                                                             -----------------------

Footwear & Related Apparel (0.68%)
Stride Rite Corp                                                        44,600                                              657,850
Wolverine World Wide Inc                                                30,900                                              876,324
                                                                                                             -----------------------
                                                                                                                          1,534,174
                                                                                                             -----------------------
Garden Products (0.53%)
Toro Co                                                                 28,000                                            1,208,480
                                                                                                             -----------------------

Gas - Distribution (2.80%)
Atmos Energy Corp (a)                                                   66,900                                            2,055,837
Energen Corp                                                            41,300                                            1,768,466
Northwest Natural Gas Co                                                13,800                                              570,906
Piedmont Natural Gas Co (a)                                             28,100                                              758,700
Southwest Gas Corp                                                      33,700                                            1,209,156
                                                                                                             -----------------------
                                                                                                                          6,363,065
                                                                                                             -----------------------
Human Resources (1.30%)
Administaff Inc (a)                                                     34,000                                            1,171,300
MPS Group Inc (b)                                                       80,500                                            1,227,625
Spherion Corp (b)                                                       76,200                                              552,450
                                                                                                             -----------------------
                                                                                                                          2,951,375
                                                                                                             -----------------------
Instruments - Controls (1.02%)
Watts Water Technologies Inc (a)                                        62,400                                            2,322,528
                                                                                                             -----------------------

Internet Content - Information & News (0.31%)
Harris Interactive Inc (b)                                             106,100                                              708,748
                                                                                                             -----------------------

Internet Infrastructure Equipment (0.82%)
Avocent Corp (a)(b)                                                     50,400                                            1,850,184
                                                                                                             -----------------------

Internet Security (0.35%)
SonicWALL Inc (b)                                                       76,100                                              799,050
                                                                                                             -----------------------


Internet Telephony (0.30%)
j2 Global Communications Inc (a)(b)                                     24,900                                              683,256
                                                                                                             -----------------------

Investment Management & Advisory Services (0.47%)
Calamos Asset Management Inc                                            36,500                                            1,066,530
                                                                                                             -----------------------

Lasers - Systems & Components (0.58%)
Coherent Inc (b)                                                        41,000                                            1,321,430
                                                                                                             -----------------------

Leisure & Recreation Products (0.31%)
K2 Inc (a)(b)                                                           52,000                                              710,320
                                                                                                             -----------------------

Life & Health Insurance (0.39%)
Presidential Life Corp                                                  37,700                                              889,720
                                                                                                             -----------------------

Machinery - Electrical (0.54%)
Regal-Beloit Corp (a)                                                   24,600                                            1,216,470
                                                                                                             -----------------------

Machinery - General Industry (2.47%)
Applied Industrial Technologies Inc                                     43,350                                            1,245,879
Manitowoc Co Inc/The                                                    37,200                                            2,041,536
Wabtec Corp                                                             73,500                                            2,307,165
                                                                                                             -----------------------
                                                                                                                          5,594,580
                                                                                                             -----------------------
Medical - Biomedical/Gene (0.45%)
Keryx Biopharmaceuticals Inc (a)(b)                                     72,100                                            1,012,284
                                                                                                             -----------------------

Medical - Drugs (0.84%)
Sciele Pharma Inc (a)(b)                                                68,100                                            1,485,261
Viropharma Inc (b)                                                      32,000                                              426,560
                                                                                                             -----------------------
                                                                                                                          1,911,821
                                                                                                             -----------------------
Medical - Generic Drugs (0.39%)
Alpharma Inc                                                            39,700                                              876,179
                                                                                                             -----------------------

Medical - HMO (1.64%)
AMERIGROUP Corp (b)                                                     21,500                                              644,140
Sierra Health Services Inc (a)(b)                                       61,100                                            2,092,064
WellCare Health Plans Inc (a)(b)                                        16,800                                              987,000
                                                                                                             -----------------------
                                                                                                                          3,723,204
                                                                                                             -----------------------
Medical - Hospitals (0.19%)
Symbion Inc (a)(b)                                                      25,900                                              429,940
                                                                                                             -----------------------

Medical - Outpatient & Home Medical Care (0.50%)
Amedisys Inc (a)(b)                                                     28,100                                            1,140,017
                                                                                                             -----------------------

Medical Information Systems (0.34%)
Dendrite International Inc (b)                                          74,300                                              776,435
                                                                                                             -----------------------

Medical Instruments (0.29%)
Datascope Corp                                                          18,200                                              652,834
                                                                                                             -----------------------

Medical Laser Systems (0.25%)
Candela Corp (a)(b)                                                     39,800                                              563,170
                                                                                                             -----------------------

Medical Products (1.77%)
Haemonetics Corp/Mass (b)                                               19,600                                              893,760
HealthTronics Inc (b)                                                  168,300                                            1,166,319

Medical Products
PolyMedica Corp                                                         10,400                                              432,120
Syneron Medical Ltd (a)(b)                                              32,500                                              836,225
West Pharmaceutical Services Inc                                        16,400                                              689,456
                                                                                                             -----------------------
                                                                                                                          4,017,880
                                                                                                             -----------------------
Metal - Iron (0.82%)
Cleveland-Cliffs Inc (a)                                                31,200                                            1,319,448
Gibraltar Industries Inc                                                25,400                                              536,194
                                                                                                             -----------------------
                                                                                                                          1,855,642
                                                                                                             -----------------------
Metal Processors & Fabrication (0.57%)
Mueller Industries Inc                                                  23,200                                              850,744
Quanex Corp (a)                                                         13,150                                              440,656
                                                                                                             -----------------------
                                                                                                                          1,291,400
                                                                                                             -----------------------
Multi-Line Insurance (0.71%)
Horace Mann Educators Corp                                              80,400                                            1,619,256
                                                                                                             -----------------------

Multimedia (0.27%)
Journal Communications Inc                                              52,700                                              616,590
                                                                                                             -----------------------

Networking Products (0.93%)
Aeroflex Inc (b)                                                        61,800                                              667,440
Anixter International Inc (a)(b)                                        10,100                                              603,576
Netgear Inc (a)(b)                                                      30,900                                              828,120
                                                                                                             -----------------------
                                                                                                                          2,099,136
                                                                                                             -----------------------
Office Furnishings - Original (0.77%)
Herman Miller Inc                                                       16,600                                              569,048
Knoll Inc                                                               59,400                                            1,176,120
                                                                                                             -----------------------
                                                                                                                          1,745,168
                                                                                                             -----------------------
Office Supplies & Forms (0.74%)
John H Harland Co (a)                                                   41,100                                            1,680,579
                                                                                                             -----------------------

Oil - Field Services (2.78%)
Helix Energy Solutions Group Inc (b)                                    76,100                                            2,458,030
Oceaneering International Inc (a)(b)                                    44,100                                            1,587,159
Superior Energy Services (a)(b)                                         30,500                                              954,650
Tidewater Inc (a)                                                       26,300                                            1,307,899
                                                                                                             -----------------------
                                                                                                                          6,307,738
                                                                                                             -----------------------
Oil & Gas Drilling (0.83%)
Grey Wolf Inc (a)(b)                                                   152,800                                            1,069,600
Parker Drilling Co (b)                                                 100,000                                              819,000
                                                                                                             -----------------------
                                                                                                                          1,888,600
                                                                                                             -----------------------
Oil Company - Exploration & Production (2.19%)
Callon Petroleum Co (b)                                                 61,800                                              950,484
Cimarex Energy Co                                                       29,700                                            1,069,794
Swift Energy Co (a)(b)                                                  27,900                                            1,303,488
Unit Corp (b)                                                           35,600                                            1,651,484
                                                                                                             -----------------------
                                                                                                                          4,975,250
                                                                                                             -----------------------
Oil Field Machinery & Equipment (0.44%)
Dril-Quip Inc (b)                                                       25,400                                            1,000,252
                                                                                                             -----------------------

Oil Refining & Marketing (1.09%)
Frontier Oil Corp                                                       84,300                                            2,478,420
                                                                                                             -----------------------

Physical Therapy & Rehabilitation Centers (0.28%)
Psychiatric Solutions Inc (a)(b)                                        19,400                                              644,080
                                                                                                             -----------------------

Physician Practice Management (1.04%)
Matria Healthcare Inc (a)(b)                                            40,400                                            1,139,280
Pediatrix Medical Group Inc (b)                                         27,400                                            1,231,082
                                                                                                             -----------------------
                                                                                                                          2,370,362
                                                                                                             -----------------------
Power Converter & Supply Equipment (0.42%)
Advanced Energy Industries Inc (b)                                      60,400                                              949,488
                                                                                                             -----------------------

Property & Casualty Insurance (2.01%)
LandAmerica Financial Group Inc (a)                                     14,600                                              921,114
Philadelphia Consolidated Holding Co (a)(b)                             25,900                                            1,013,208
Safety Insurance Group Inc                                              11,100                                              555,111
SeaBright Insurance Holdings Inc (a)(b)                                 66,100                                            1,084,701
Selective Insurance Group                                               17,800                                              983,450
                                                                                                             -----------------------
                                                                                                                          4,557,584
                                                                                                             -----------------------
Publishing - Books (0.39%)
Scholastic Corp (b)                                                     28,300                                              889,186
                                                                                                             -----------------------

Radio (0.28%)
Cox Radio Inc (b)                                                       37,400                                              629,816
                                                                                                             -----------------------

Recreational Vehicles (0.44%)
Arctic Cat Inc                                                          55,400                                              992,214
                                                                                                             -----------------------

Recycling (0.47%)
Metal Management Inc                                                    38,800                                            1,066,224
                                                                                                             -----------------------

REITS - Diversified (0.38%)
Lexington Corporate Properties Trust (a)                                40,900                                              871,170
                                                                                                             -----------------------

REITS - Healthcare (0.55%)
Nationwide Health Properties Inc                                        21,300                                              612,162
Omega Healthcare Investors Inc                                          37,800                                              638,064
                                                                                                             -----------------------
                                                                                                                          1,250,226
                                                                                                             -----------------------
REITS - Hotels (0.36%)
Winston Hotels Inc                                                      68,200                                              825,220
                                                                                                             -----------------------

REITS - Office Property (0.87%)
BioMed Realty Trust Inc                                                 25,000                                              805,750
Corporate Office Properties Trust SBI MD                                24,400                                            1,166,076
                                                                                                             -----------------------
                                                                                                                          1,971,826
                                                                                                             -----------------------
REITS - Regional Malls (0.25%)
Pennsylvania Real Estate Investment Trust                               13,300                                              573,230
                                                                                                             -----------------------

REITS - Shopping Centers (0.50%)
Cedar Shopping Centers Inc                                              68,100                                            1,137,951
                                                                                                             -----------------------

REITS - Warehouse & Industrial (0.39%)
First Potomac Realty Trust                                              28,400                                              878,696
                                                                                                             -----------------------

Retail - Apparel & Shoe (3.02%)
Cato Corp/The                                                           28,000                                              640,920
Charlotte Russe Holding Inc (b)                                         32,800                                              906,920
Childrens Place Retail Stores Inc/The (a)(b)                            14,100                                              989,679
DSW Inc (a)(b)                                                          40,500                                            1,401,300
Men's Wearhouse Inc (a)                                                 30,500                                            1,215,425
Stein Mart Inc (a)                                                      43,400                                              710,458

Retail - Apparel & Shoe
Tween Brands Inc (b)                                                    23,700                                              991,134
                                                                                                             -----------------------
                                                                                                                          6,855,836
                                                                                                             -----------------------
Retail - Automobile (0.97%)
Group 1 Automotive Inc (a)                                              15,500                                              888,305
Sonic Automotive Inc (a)                                                49,500                                            1,301,850
                                                                                                             -----------------------
                                                                                                                          2,190,155
                                                                                                             -----------------------
Retail - Bedding (0.88%)
Select Comfort Corp (a)(b)                                              93,900                                            2,007,582
                                                                                                             -----------------------

Retail - Bookstore (0.35%)
Barnes & Noble Inc                                                      19,400                                              801,414
                                                                                                             -----------------------

Retail - Computer Equipment (0.82%)
Insight Enterprises Inc (b)                                             87,100                                            1,871,779
                                                                                                             -----------------------

Retail - Convenience Store (0.30%)
Casey's General Stores Inc                                              27,800                                              674,706
                                                                                                             -----------------------

Retail - Discount (0.25%)
Fred's Inc                                                              42,500                                              555,900
                                                                                                             -----------------------

Retail - Drug Store (0.47%)
Longs Drug Stores Corp (a)                                              24,600                                            1,058,784
                                                                                                             -----------------------

Retail - Petroleum Products (0.42%)
World Fuel Services Corp                                                22,300                                              959,346
                                                                                                             -----------------------

Retail - Restaurants (2.35%)
CBRL Group Inc (a)                                                      37,600                                            1,651,016
Domino's Pizza Inc                                                      23,600                                              641,448
Jack in the Box Inc (b)                                                 41,800                                            2,345,398
Landry's Restaurants Inc (a)                                            23,400                                              685,620
                                                                                                             -----------------------
                                                                                                                          5,323,482
                                                                                                             -----------------------
Retirement & Aged Care (0.25%)
Five Star Quality Care Inc (a)(b)                                       55,000                                              567,050
                                                                                                             -----------------------

Savings & Loans - Thrifts (2.25%)
Bankunited Financial Corp (a)                                           77,900                                            2,100,963
Downey Financial Corp                                                    8,700                                              599,256
FirstFed Financial Corp (a)(b)                                          39,000                                            2,409,030
                                                                                                             -----------------------
                                                                                                                          5,109,249
                                                                                                             -----------------------
Semiconductor Equipment (1.41%)
Mattson Technology Inc (a)(b)                                           57,700                                              564,306
Novellus Systems Inc (a)(b)                                             51,500                                            1,423,975
Photronics Inc (a)(b)                                                   46,900                                              656,131
Varian Semiconductor Equipment Associates Inc (b)                       14,900                                              543,701
                                                                                                             -----------------------
                                                                                                                          3,188,113
                                                                                                             -----------------------
Steel - Producers (1.72%)
Reliance Steel & Aluminum Co                                            48,100                                            1,652,235
Ryerson Inc (a)                                                         63,900                                            1,539,990
Steel Technologies Inc                                                  36,500                                              700,435
                                                                                                             -----------------------
                                                                                                                          3,892,660
                                                                                                             -----------------------
Telecommunication Equipment (0.99%)
Comtech Telecommunications Corp (a)(b)                                  49,700                                            1,771,805

Telecommunication Equipment
Westell Technologies Inc (b)                                           197,100                                              473,040
                                                                                                             -----------------------
                                                                                                                          2,244,845
                                                                                                             -----------------------
Telephone - Integrated (0.35%)
Cincinnati Bell Inc (b)                                                169,900                                              796,831
                                                                                                             -----------------------

Therapeutics (0.26%)
MGI Pharma Inc (a)(b)                                                   31,500                                              599,445
                                                                                                             -----------------------

Transport - Equipment & Leasing (0.25%)
Greenbrier Cos Inc (a)                                                  15,000                                              562,500
                                                                                                             -----------------------

Transport - Services (0.93%)
Bristow Group Inc (a)(b)                                                25,900                                              859,880
Pacer International Inc                                                 40,700                                            1,249,083
                                                                                                             -----------------------
                                                                                                                          2,108,963
                                                                                                             -----------------------
Transport - Truck (1.58%)
Arkansas Best Corp                                                      28,900                                            1,184,322
Old Dominion Freight Line (b)                                           48,500                                            1,341,510
US Xpress Enterprises Inc (a)(b)                                        53,400                                            1,054,116
                                                                                                             -----------------------
                                                                                                                          3,579,948
                                                                                                             -----------------------
Vitamins & Nutrition Products (0.73%)
Mannatech Inc (a)                                                       23,500                                              368,950
NBTY Inc (b)                                                            22,700                                              631,514
USANA Health Sciences Inc (a)(b)                                        14,600                                              655,832
                                                                                                             -----------------------
                                                                                                                          1,656,296
                                                                                                             -----------------------
TOTAL COMMON STOCKS                                                                                       $             226,238,881
                                                                                                             -----------------------
                                                                    Principal
                                                                     Amount                                          Value
                                                                   ------------ ---------------------------- -----------------------
MONEY MARKET FUNDS (28.57%)
Money Center Banks (28.57%)
BNY Institutional Cash Reserve Fund (c)                             64,820,000                                           64,820,000
                                                                                                             -----------------------
TOTAL MONEY MARKET FUNDS                                                                                  $              64,820,000
                                                                                                             -----------------------
Total Investments                                                                                         $             291,058,881
Liabilities in Excess of Other Assets, Net - (28.29)%                                                                  (64,179,109)
                                                                                                             -----------------------
TOTAL NET ASSETS - 100.00%                                                                                $             226,879,772
                                                                                                             =======================
                                                                                                             -----------------------

                                                                                                             =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              23,085,197
Unrealized Depreciation                                       (11,077,832)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                      12,007,365
Cost for federal income tax purposes                           279,051,516


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------------
Sector                                                             Percent
--------------------------------------------------- -----------------------
Financial                                                           44.29%
Industrial                                                          18.15%
Consumer, Cyclical                                                  17.12%
Consumer, Non-cyclical                                              16.80%
Technology                                                           9.09%
Energy                                                               7.59%
Communications                                                       5.77%
Utilities                                                            4.87%
Basic Materials                                                      4.61%
Liabilities in Excess of Other Assets, Net                       (-28.29%)
                                                    -----------------------
TOTAL NET ASSETS                                                   100.00%
                                                    =======================


Schedule of Investments
October 31, 2006
Partners SmallCap Growth Fund I
                                                                  Shares
                                                                   Held                                           Value
                                                                ------------ ---------------------------- -----------------------
COMMON STOCKS (95.70%)
Advanced Materials & Products (1.17%)
Hexcel Corp (a)(b)                                                   82,500                            $               1,335,675
                                                                                                          -----------------------

Apparel Manufacturers (0.82%)
Carter's Inc (a)(b)                                                  33,200                                              937,236
                                                                                                          -----------------------

Applications Software (1.89%)
American Reprographics Co (b)                                        57,400                                            2,037,700
Quest Software Inc (b)                                                8,130                                              119,755
                                                                                                          -----------------------
                                                                                                                       2,157,455
                                                                                                          -----------------------
Auto - Medium & Heavy Duty Trucks (0.09%)
Oshkosh Truck Corp                                                    2,300                                              103,983
                                                                                                          -----------------------

Commercial Banks (1.11%)
Community Bancorp/NV (b)                                             18,400                                              533,784
First Republic Bank/San Francisco CA (a)                             18,700                                              728,178
                                                                                                          -----------------------
                                                                                                                       1,261,962
                                                                                                          -----------------------
Commercial Services (1.25%)
WNS Holdings Ltd ADR (b)                                             48,100                                            1,430,975
                                                                                                          -----------------------

Commercial Services - Finance (2.99%)
Clayton Holdings Inc (b)                                             42,190                                              593,613
Euronet Worldwide Inc (a)(b)                                         17,100                                              508,212
Global Cash Access Holdings Inc (b)                                  58,800                                              937,860
Morningstar Inc (a)(b)                                               33,500                                            1,370,820
                                                                                                          -----------------------
                                                                                                                       3,410,505
                                                                                                          -----------------------
Communications Software (0.90%)
Witness Systems Inc (a)(b)                                           57,800                                            1,025,372
                                                                                                          -----------------------

Computer Software (0.78%)
Blackbaud Inc                                                        35,400                                              885,000
                                                                                                          -----------------------

Computers - Integrated Systems (1.17%)
Micros Systems Inc (b)                                               26,800                                            1,331,424
                                                                                                          -----------------------

Computers - Peripheral Equipment (1.86%)
Electronics for Imaging (b)                                          49,000                                            1,158,360
Synaptics Inc (b)                                                    34,100                                              967,076
                                                                                                          -----------------------
                                                                                                                       2,125,436
                                                                                                          -----------------------
Consulting Services (1.77%)
Huron Consulting Group Inc (b)                                       50,500                                            2,017,980
                                                                                                          -----------------------

Data Processing & Management (0.74%)
Commvault Systems Inc (b)                                            46,900                                              838,103
                                                                                                          -----------------------

Diagnostic Kits (0.97%)
Meridian Bioscience Inc                                              48,100                                            1,108,705
                                                                                                          -----------------------


Distribution & Wholesale (1.30%)
LKQ Corp (b)                                                         64,200                                            1,485,588
                                                                                                          -----------------------

E-Commerce - Products (1.25%)
Nutri/System Inc (a)(b)                                              23,200                                            1,430,976
                                                                                                          -----------------------

Electronic Components - Semiconductors (0.31%)
ON Semiconductor Corp (a)(b)                                         18,200                                              113,204
Semtech Corp (b)                                                     18,100                                              235,843
                                                                                                          -----------------------
                                                                                                                         349,047
                                                                                                          -----------------------
Energy - Alternate Sources (0.47%)
Aventine Renewable Energy Holdings Inc (a)(b)                        21,600                                              531,360
                                                                                                          -----------------------

Enterprise Software & Services (1.14%)
Informatica Corp (b)                                                104,500                                            1,294,755
                                                                                                          -----------------------

Entertainment Software (1.52%)
THQ Inc (a)(b)                                                       57,700                                            1,735,039
                                                                                                          -----------------------

Finance - Investment Banker & Broker (2.60%)
Greenhill & Co Inc (a)                                               22,600                                            1,535,444
optionsXpress Holdings Inc                                           45,900                                            1,426,572
                                                                                                          -----------------------
                                                                                                                       2,962,016
                                                                                                          -----------------------
Finance - Other Services (1.18%)
GFI Group Inc (a)(b)                                                 23,300                                            1,343,711
                                                                                                          -----------------------

Financial Guarantee Insurance (0.67%)
Primus Guaranty Ltd (b)                                              67,100                                              766,953
                                                                                                          -----------------------

Food - Miscellaneous/Diversified (1.14%)
Hain Celestial Group Inc (b)                                         46,000                                            1,298,580
                                                                                                          -----------------------

Hazardous Waste Disposal (1.82%)
Stericycle Inc (a)(b)                                                29,370                                            2,076,753
                                                                                                          -----------------------

Hotels & Motels (1.80%)
Home Inns & Hotels Management Inc ADR (b)                             6,900                                              169,326
Orient-Express Hotels Ltd                                            47,900                                            1,889,655
                                                                                                          -----------------------
                                                                                                                       2,058,981
                                                                                                          -----------------------
Human Resources (3.12%)
Administaff Inc                                                      43,000                                            1,481,350
Resources Connection Inc (a)(b)                                      71,900                                            2,080,786
                                                                                                          -----------------------
                                                                                                                       3,562,136
                                                                                                          -----------------------
Internet Application Software (1.55%)
DealerTrack Holdings Inc (b)                                         69,400                                            1,769,006
                                                                                                          -----------------------

Internet Connectivity Services (0.43%)
Redback Networks Inc (a)(b)                                          31,100                                              492,002
                                                                                                          -----------------------

Internet Content - Information & News (1.88%)
Knot Inc/The (b)                                                     59,300                                            1,421,421
LoopNet Inc (a)(b)                                                   47,000                                              720,980
                                                                                                          -----------------------
                                                                                                                       2,142,401
                                                                                                          -----------------------
Investment Management & Advisory Services (1.21%)
Affiliated Managers Group Inc (a)(b)                                 13,800                                            1,381,932
                                                                                                          -----------------------

Machinery - Construction & Mining (2.95%)
Astec Industries Inc (b)                                             54,600                                            1,741,194
Bucyrus International Inc                                            38,900                                            1,629,910
                                                                                                          -----------------------
                                                                                                                       3,371,104
                                                                                                          -----------------------
Machinery - General Industry (1.35%)
IDEX Corp                                                            32,750                                            1,535,975
                                                                                                          -----------------------

Medical - Biomedical/Gene (0.93%)
Alexion Pharmaceuticals Inc (a)(b)                                   11,600                                              433,376
Nektar Therapeutics (a)(b)                                           43,800                                              632,034
                                                                                                          -----------------------
                                                                                                                       1,065,410
                                                                                                          -----------------------
Medical - Drugs (0.81%)
Cubist Pharmaceuticals Inc (a)(b)                                    24,300                                              541,161
Pozen Inc (b)                                                        13,600                                              226,168
Zymogenetics Inc (a)(b)                                               9,800                                              157,290
                                                                                                          -----------------------
                                                                                                                         924,619
                                                                                                          -----------------------
Medical - HMO (0.79%)
WellCare Health Plans Inc (b)                                        15,385                                              903,869
                                                                                                          -----------------------

Medical - Outpatient & Home Medical Care (1.31%)
LHC Group Inc (b)                                                    60,700                                            1,494,434
                                                                                                          -----------------------

Medical Instruments (3.77%)
Abaxis Inc (a)(b)                                                    57,000                                            1,143,420
Arthrocare Corp (b)                                                  43,600                                            1,761,876
DexCom Inc (a)(b)                                                    40,200                                              353,760
Ventana Medical Systems Inc (b)                                      25,700                                            1,038,023
                                                                                                          -----------------------
                                                                                                                       4,297,079
                                                                                                          -----------------------
Medical Laboratory & Testing Service (1.00%)
Icon Plc ADR (b)                                                     31,700                                            1,137,396
                                                                                                          -----------------------

Metal Processors & Fabrication (0.56%)
RBC Bearings Inc (b)                                                 23,400                                              636,012
                                                                                                          -----------------------

Multimedia (0.92%)
Entravision Communications Corp (b)                                 143,200                                            1,051,088
                                                                                                          -----------------------

Office Furnishings - Original (1.63%)
Knoll Inc                                                            93,800                                            1,857,240
                                                                                                          -----------------------

Oil - Field Services (3.23%)
Core Laboratories NV (b)                                             20,720                                            1,510,281
Superior Well Services Inc (a)(b)                                     9,750                                              235,365
Tesco Corp (b)                                                       38,600                                              659,288
W-H Energy Services Inc (b)                                          27,400                                            1,283,142
                                                                                                          -----------------------
                                                                                                                       3,688,076
                                                                                                          -----------------------
Oil & Gas Drilling (0.35%)
Helmerich & Payne Inc                                                16,500                                              395,175
                                                                                                          -----------------------

Oil Company - Exploration & Production (2.61%)
Bill Barrett Corp (a)(b)                                             45,900                                            1,309,527
EXCO Resources Inc (b)                                               55,600                                              805,088
Range Resources Corp (a)                                             31,700                                              860,655
                                                                                                          -----------------------
                                                                                                                       2,975,270
                                                                                                          -----------------------
Oil Field Machinery & Equipment (2.99%)
Dril-Quip Inc (b)                                                    35,000                                            1,378,300

Oil Field Machinery & Equipment
FMC Technologies Inc (b)                                             12,500                                              755,625
Hydril (b)                                                           21,300                                            1,279,065
                                                                                                          -----------------------
                                                                                                                       3,412,990
                                                                                                          -----------------------
Pharmacy Services (0.43%)
HealthExtras Inc (b)                                                 21,200                                              488,236
                                                                                                          -----------------------

Physical Therapy & Rehabilitation Centers (1.98%)
Psychiatric Solutions Inc (b)                                        68,200                                            2,264,240
                                                                                                          -----------------------

Printing - Commercial (1.99%)
VistaPrint Ltd (b)                                                   72,400                                            2,264,672
                                                                                                          -----------------------

Recreational Centers (1.66%)
Life Time Fitness Inc (a)(b)                                         36,700                                            1,891,151
                                                                                                          -----------------------

Research & Development (0.73%)
Senomyx Inc (a)(b)                                                   54,000                                              832,680
                                                                                                          -----------------------

Retail - Apparel & Shoe (0.78%)
Under Armour Inc. - Class A (a)(b)                                   19,300                                              894,555
                                                                                                          -----------------------

Retail - Catalog Shopping (2.71%)
Coldwater Creek Inc (b)                                              53,750                                            1,638,837
MSC Industrial Direct Co                                             35,600                                            1,456,752
                                                                                                          -----------------------
                                                                                                                       3,095,589
                                                                                                          -----------------------
Retail - Leisure Products (0.82%)
MarineMax Inc (a)(b)                                                 32,900                                              937,979
                                                                                                          -----------------------

Schools (1.57%)
Strayer Education Inc                                                15,800                                            1,787,296
                                                                                                          -----------------------

Schools - Day Care (1.10%)
Bright Horizons Family Solutions Inc (b)                             32,700                                            1,256,334
                                                                                                          -----------------------

Semiconductor Component - Integrated Circuits (3.58%)
Exar Corp (b)                                                        66,200                                              858,614
Hittite Microwave Corp (b)                                           20,300                                              696,087
Integrated Device Technology Inc (b)                                 76,100                                            1,206,185
Micrel Inc (b)                                                       66,300                                              739,908
Vimicro International Corp ADR (b)                                   46,500                                              588,690
                                                                                                          -----------------------
                                                                                                                       4,089,484
                                                                                                          -----------------------
Semiconductor Equipment (1.04%)
Entegris Inc (a)(b)                                                 105,800                                            1,186,018
                                                                                                          -----------------------

Software Tools (0.29%)
Altiris Inc (b)                                                      14,900                                              335,399
                                                                                                          -----------------------

Telecommunication Equipment - Fiber Optics (2.98%)
Essex Corp (a)(b)                                                    75,700                                            1,489,776
Oplink Communications Inc (a)(b)                                     96,600                                            1,912,680
                                                                                                          -----------------------
                                                                                                                       3,402,456
                                                                                                          -----------------------
Telecommunication Services (1.94%)
Cbeyond Inc (a)(b)                                                   45,500                                            1,380,470
NTELOS Holdings Corp (b)                                             59,600                                              836,188
                                                                                                          -----------------------
                                                                                                                       2,216,658
                                                                                                          -----------------------

Therapeutics (1.20%)
BioMarin Pharmaceuticals Inc (b)                                     50,600                                              811,118
United Therapeutics Corp (a)(b)                                       9,300                                              556,605
                                                                                                          -----------------------
                                                                                                                       1,367,723
                                                                                                          -----------------------
Transactional Software (1.08%)
VeriFone Holdings Inc (a)(b)                                         42,100                                            1,229,741
                                                                                                          -----------------------

Transport - Marine (1.50%)
Kirby Corp (b)                                                       49,000                                            1,716,470
                                                                                                          -----------------------

Transport - Services (1.34%)
UTi Worldwide Inc                                                    59,300                                            1,532,905
                                                                                                          -----------------------

Web Portals (0.88%)
Trizetto Group (a)(b)                                                59,000                                            1,008,310
                                                                                                          -----------------------
TOTAL COMMON STOCKS                                                                                    $             109,194,680
                                                                                                          -----------------------
                                                                 Principal
                                                                  Amount                                          Value
                                                                ------------ ---------------------------- -----------------------
MONEY MARKET FUNDS (17.70%)
Money Center Banks (17.70%)
BNY Institutional Cash Reserve Fund (c)                          20,199,000                                           20,199,000
                                                                                                          -----------------------
TOTAL MONEY MARKET FUNDS                                                                               $              20,199,000
                                                                                                          -----------------------
Total Investments                                                                                      $             129,393,680
Liabilities in Excess of Other Assets, Net - (13.40)%                                                               (15,285,239)
                                                                                                          -----------------------
TOTAL NET ASSETS - 100.00%                                                                             $             114,108,441
                                                                                                          =======================
                                                                                                          -----------------------

                                                                                                          =======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $              13,271,463
Unrealized Depreciation                                        (4,345,671)
                                                    -----------------------
Net Unrealized Appreciation (Depreciation)                       8,925,792
Cost for federal income tax purposes                           120,467,888


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------------
Sector                                                             Percent
--------------------------------------------------- -----------------------
Consumer, Non-cyclical                                              28.84%
Financial                                                           24.47%
Technology                                                          16.29%
Communications                                                      11.84%
Consumer, Cyclical                                                  11.62%
Industrial                                                          10.70%
Energy                                                               9.64%
Liabilities in Excess of Other Assets, Net                       (-13.40%)
                                                    -----------------------
TOTAL NET ASSETS                                                   100.00%
                                                    =======================

Schedule of Investments
October 31, 2006
Partners SmallCap Growth Fund II
                                                            Shares
                                                             Held                          Value
                                                       ------------------- -------- ---------------------
COMMON STOCKS (95.51%)
Advanced Materials & Products (0.08%)
Ceradyne Inc (a)(b)                                                12,611        $               520,204
                                                                                    ---------------------

Aerospace & Defense Equipment (1.77%)
AAR Corp (a)(b)                                                   142,678                      3,715,335
BE Aerospace Inc (a)(b)                                           247,530                      6,257,558
DRS Technologies Inc                                               26,857                      1,187,617
                                                                                    ---------------------
                                                                                              11,160,510
                                                                                    ---------------------
Apparel Manufacturers (1.13%)
Guess ? Inc (b)                                                    21,250                      1,210,187
Phillips-Van Heusen                                               128,402                      5,875,676
                                                                                    ---------------------
                                                                                               7,085,863
                                                                                    ---------------------
Applications Software (1.92%)
Applix Inc (b)                                                     60,495                        640,642
Nuance Communications Inc (a)(b)                                  315,764                      3,643,917
PDF Solutions Inc (a)(b)                                           35,510                        502,466
Progress Software Corp (b)                                        114,023                      3,282,722
VA Software Corp (a)(b)                                           279,740                      1,132,947
Verint Systems Inc (a)(b)                                          87,882                      2,877,257
                                                                                    ---------------------
                                                                                              12,079,951
                                                                                    ---------------------
Athletic Equipment (0.27%)
Nautilus Inc (a)                                                  120,819                      1,707,172
                                                                                    ---------------------

Batteries & Battery Systems (0.24%)
Energy Conversion Devices Inc (a)(b)                               41,190                      1,515,380
                                                                                    ---------------------

Building - Heavy Construction (0.06%)
Infrasource Services Inc (b)                                       19,700                        385,529
                                                                                    ---------------------

Building - Residential & Commercial (0.45%)
Hovnanian Enterprises Inc (a)(b)                                   50,558                      1,559,714
Technical Olympic USA Inc (a)                                     113,824                      1,263,447
                                                                                    ---------------------
                                                                                               2,823,161
                                                                                    ---------------------
Building & Construction - Miscellaneous (0.17%)
Layne Christensen Co (a)(b)                                        37,100                      1,093,337
                                                                                    ---------------------

Building & Construction Products - Miscellaneous (0.14%
Drew Industries Inc (a)(b)                                         32,932                        894,104
                                                                                    ---------------------

Building Products - Air & Heating (0.19%)
Comfort Systems USA Inc                                           102,733                      1,192,730
                                                                                    ---------------------

Building Products - Light Fixtures (0.67%)
Genlyte Group Inc (b)                                              54,350                      4,199,081
                                                                                    ---------------------

Chemicals - Other (0.11%)
American Vanguard Corp (a)                                         45,097                        713,435
                                                                                    ---------------------


Chemicals - Plastics (0.16%)
Landec Corp (b)                                                   103,531                        979,403
                                                                                    ---------------------

Circuit Boards (0.13%)
Merix Corp (a)(b)                                                  92,888                        835,992
                                                                                    ---------------------

Coffee (0.14%)
Peet's Coffee & Tea Inc (a)(b)                                     32,630                        872,853
                                                                                    ---------------------

Commercial Banks (2.47%)
AmericanWest Bancorp                                               33,004                        690,444
Prosperity Bancshares Inc                                          88,400                      3,066,596
Seacoast Banking Corp of Florida (a)                               58,153                      1,543,962
SVB Financial Group (a)(b)                                         19,000                        874,380
Texas Capital Bancshares Inc (b)                                   93,969                      1,883,139
UCBH Holdings Inc (a)                                             213,781                      3,664,206
United Community Banks Inc/GA                                      22,011                        692,026
Virginia Commerce Bancorp (a)(b)                                   35,000                        712,600
Wilshire Bancorp Inc                                              123,860                      2,449,951
                                                                                    ---------------------
                                                                                              15,577,304
                                                                                    ---------------------
Commercial Services (1.57%)
ExlService Holdings Inc (a)(b)                                      7,200                        149,760
HMS Holdings Corp (a)(b)                                           61,974                        851,523
PeopleSupport Inc (b)                                               7,400                        144,966
Providence Service Corp/The (a)(b)                                 99,552                      2,736,684
TeleTech Holdings Inc (a)(b)                                      186,000                      3,610,260
WNS Holdings Ltd ADR (b)                                           79,400                      2,362,150
                                                                                    ---------------------
                                                                                               9,855,343
                                                                                    ---------------------
Commercial Services - Finance (0.35%)
Bankrate Inc (a)(b)                                                69,800                      2,230,110
                                                                                    ---------------------

Communications Software (0.64%)
DivX Inc (a)(b)                                                    21,100                        481,924
Smith Micro Software Inc (a)(b)                                   208,694                      3,549,885
                                                                                    ---------------------
                                                                                               4,031,809
                                                                                    ---------------------
Computer Aided Design (0.51%)
Ansys Inc (b)                                                      69,315                      3,188,490
                                                                                    ---------------------

Computer Services (2.06%)
CACI International Inc (a)(b)                                      70,699                      4,068,020
Cognizant Technology Solutions Corp (b)                            64,100                      4,825,448
Factset Research Systems Inc                                       61,829                      3,147,096
LivePerson Inc (b)                                                166,712                        928,586
                                                                                    ---------------------
                                                                                              12,969,150
                                                                                    ---------------------
Computers - Integrated Systems (0.47%)
Micros Systems Inc (b)                                             22,977                      1,141,497
Radisys Corp (a)(b)                                                97,324                      1,783,949
                                                                                    ---------------------
                                                                                               2,925,446
                                                                                    ---------------------
Computers - Memory Devices (0.09%)
Komag Inc (a)(b)                                                   14,900                        569,925
                                                                                    ---------------------

Computers - Peripheral Equipment (0.10%)
Rimage Corp (b)                                                    27,145                        649,851
                                                                                    ---------------------

Consulting Services (0.96%)
CRA International Inc (b)                                          73,086                      3,714,961
Diamond Management & Technology Consultants Inc                   166,788                      1,807,982
Consulting Services
Navigant Consulting Inc (a)(b)                                     30,200                        537,862
                                                                                    ---------------------
                                                                                               6,060,805
                                                                                    ---------------------
Consumer Products - Miscellaneous (0.66%)
Central Garden and Pet Co (b)                                      83,272                      4,161,102
                                                                                    ---------------------

Cosmetics & Toiletries (0.23%)
Bare Escentuals Inc (a)(b)                                         46,300                      1,418,169
                                                                                    ---------------------

Data Processing & Management (0.28%)
Commvault Systems Inc (b)                                          24,900                        444,963
Fair Isaac Corp                                                    35,463                      1,299,010
                                                                                    ---------------------
                                                                                               1,743,973
                                                                                    ---------------------
Decision Support Software (0.58%)
Interactive Intelligence Inc (a)(b)                                80,740                      1,437,172
SPSS Inc (a)(b)                                                    79,924                      2,211,497
                                                                                    ---------------------
                                                                                               3,648,669
                                                                                    ---------------------
Diagnostic Equipment (0.72%)
BioVeris Corp (b)                                                  46,323                        445,164
Gen-Probe Inc (b)                                                  85,887                      4,111,411
                                                                                    ---------------------
                                                                                               4,556,575
                                                                                    ---------------------
Diagnostic Kits (0.19%)
Meridian Bioscience Inc                                            52,889                      1,219,091
                                                                                    ---------------------

Distribution & Wholesale (1.59%)
Beacon Roofing Supply Inc (a)(b)                                   69,145                      1,369,071
LKQ Corp (a)(b)                                                   126,023                      2,916,172
WESCO International Inc (a)(b)                                     88,000                      5,743,760
                                                                                    ---------------------
                                                                                              10,029,003
                                                                                    ---------------------
Diversified Manufacturing Operations (1.35%)
Ameron International Corp                                          14,014                      1,026,525
ESCO Technologies Inc (a)(b)                                      172,499                      7,489,907
                                                                                    ---------------------
                                                                                               8,516,432
                                                                                    ---------------------
Drug Delivery Systems (0.28%)
Penwest Pharmaceuticals Co (a)(b)                                  99,555                      1,764,115
                                                                                    ---------------------

E-Commerce - Products (1.05%)
Nutri/System Inc (a)(b)                                           107,289                      6,617,586
                                                                                    ---------------------

Educational Software (1.03%)
Blackboard Inc (a)(b)                                             192,899                      5,345,231
SkillSoft PLC ADR (b)                                             181,161                      1,146,749
                                                                                    ---------------------
                                                                                               6,491,980
                                                                                    ---------------------
Electric Products - Miscellaneous (0.12%)
Lamson & Sessions Co/The (a)(b)                                    35,203                        770,242
                                                                                    ---------------------

Electronic Components - Miscellaneous (1.45%)
Benchmark Electronics Inc (b)                                     176,005                      4,672,933
Rogers Corp (a)(b)                                                 14,593                      1,021,072
Technitrol Inc                                                    134,900                      3,402,178
                                                                                    ---------------------
                                                                                               9,096,183
                                                                                    ---------------------
Electronic Components - Semiconductors (1.84%)
Cree Inc (a)(b)                                                    36,506                        802,767
Diodes Inc (a)(b)                                                  66,200                      2,915,448
Fairchild Semiconductor International Inc (b)                      46,100                        742,671
Microsemi Corp (a)(b)                                             216,953                      4,252,279
Electronic Components - Semiconductors
Silicon Image Inc (b)                                             240,894                      2,849,776
                                                                                    ---------------------
                                                                                              11,562,941
                                                                                    ---------------------
Electronic Design Automation (0.35%)
Ansoft Corp (b)                                                    82,542                      2,200,570
                                                                                    ---------------------

Electronic Measurement Instruments (0.31%)
Analogic Corp                                                      22,094                      1,233,066
Measurement Specialties Inc (a)(b)                                 32,618                        713,356
                                                                                    ---------------------
                                                                                               1,946,422
                                                                                    ---------------------
Electronic Security Devices (0.55%)
American Science & Engineering Inc (a)(b)                          27,300                      1,436,799
Taser International Inc (a)(b)                                    217,391                      2,023,910
                                                                                    ---------------------
                                                                                               3,460,709
                                                                                    ---------------------
E-Marketing & Information (0.41%)
24/7 Real Media Inc (a)(b)                                        257,716                      2,551,388
                                                                                    ---------------------

Energy - Alternate Sources (0.20%)
Evergreen Energy Inc (a)(b)                                        97,449                      1,252,220
                                                                                    ---------------------

Engineering - Research & Development Services (0.66%)
EMCOR Group Inc (b)                                                70,261                      4,155,938
                                                                                    ---------------------

Enterprise Software & Services (2.25%)
Concur Technologies Inc (a)(b)                                     82,172                      1,309,822
Hyperion Solutions Corp (b)                                        42,300                      1,582,020
Neoware Inc (a)(b)                                                198,617                      2,377,445
Omnicell Inc (a)(b)                                                98,747                      1,849,531
Opnet Technologies Inc (b)                                        218,010                      3,187,306
Ultimate Software Group Inc (b)                                   155,244                      3,840,737
                                                                                    ---------------------
                                                                                              14,146,861
                                                                                    ---------------------
Entertainment Software (0.77%)
THQ Inc (a)(b)                                                    160,492                      4,825,994
                                                                                    ---------------------

E-Services - Consulting (1.71%)
Access Integrated Technologies Inc (a)(b)                          89,155                        948,609
Corillian Corp (b)                                                297,159                        882,562
Digital Insight Corp (a)(b)                                       106,802                      3,287,366
GSI Commerce Inc (a)(b)                                            58,200                      1,049,346
Perficient Inc (a)(b)                                             146,404                      2,455,195
Saba Software Inc (b)                                             144,907                        857,849
WebSideStory Inc (a)(b)                                            99,689                      1,300,942
                                                                                    ---------------------
                                                                                              10,781,869
                                                                                    ---------------------
Fiduciary Banks (0.68%)
Investors Financial Services Corp                                 108,625                      4,271,135
                                                                                    ---------------------

Finance - Consumer Loans (0.18%)
Portfolio Recovery Associates (a)(b)                               24,753                      1,153,985
                                                                                    ---------------------

Finance - Investment Banker & Broker (0.18%)
Thomas Weisel Partners Group Inc (a)(b)                            71,600                      1,146,316
                                                                                    ---------------------

Firearms & Ammunition (0.51%)
Smith & Wesson Holding Corp (a)(b)                                232,100                      3,179,770
                                                                                    ---------------------


Food - Retail (0.22%)
Wild Oats Markets Inc (a)(b)                                       77,920                      1,401,002
                                                                                    ---------------------

Food - Wholesale & Distribution (0.16%)
United Natural Foods Inc (a)(b)                                    28,993                      1,011,856
                                                                                    ---------------------

Footwear & Related Apparel (1.33%)
CROCS Inc (a)(b)                                                  115,400                      4,572,148
Iconix Brand Group Inc (a)(b)                                     204,506                      3,811,992
                                                                                    ---------------------
                                                                                               8,384,140
                                                                                    ---------------------
Gambling (Non-Hotel) (0.25%)
Pinnacle Entertainment Inc (b)                                     52,800                      1,597,728
                                                                                    ---------------------

Hotels & Motels (0.81%)
Home Inns & Hotels Management Inc ADR (b)                          11,700                        287,118
Orient-Express Hotels Ltd                                         122,380                      4,827,891
                                                                                    ---------------------
                                                                                               5,115,009
                                                                                    ---------------------
Housewares (0.31%)
Lifetime Brands Inc                                                94,152                      1,929,174
                                                                                    ---------------------

Human Resources (1.14%)
Kenexa Corp (b)                                                    89,774                      2,884,438
Korn/Ferry International (a)(b)                                    45,562                      1,007,376
Labor Ready Inc (b)                                               186,321                      3,262,481
                                                                                    ---------------------
                                                                                               7,154,295

                                                                                    ---------------------
Industrial Automation & Robots (0.62%)
Cognex Corp                                                       130,559                      3,006,774
Gerber Scientific Inc (b)                                          61,041                        891,809
                                                                                    ---------------------
                                                                                               3,898,583
                                                                                    ---------------------
Industrial Gases (0.80%)
Airgas Inc                                                        132,400                      5,006,044
                                                                                    ---------------------

Instruments - Controls (0.13%)
Spectrum Control Inc (b)                                           93,746                        834,339
                                                                                    ---------------------

Insurance Brokers (0.04%)
eHealth Inc (a)(b)                                                 12,000                        265,440
                                                                                    ---------------------

Internet Application Software (0.69%)
Cybersource Corp (a)(b)                                           104,848                      1,074,692
Interwoven Inc (a)(b)                                              81,786                      1,040,318
WebEx Communications Inc (a)(b)                                    58,507                      2,249,594
                                                                                    ---------------------
                                                                                               4,364,604
                                                                                    ---------------------
Internet Connectivity Services (0.72%)
Internap Network Services Corp (a)(b)                             104,740                      1,726,115
Redback Networks Inc (a)(b)                                       175,676                      2,779,195
                                                                                    ---------------------
                                                                                               4,505,310
                                                                                    ---------------------
Internet Content - Information & News (0.22%)
TheStreet.com Inc (a)                                             151,132                      1,375,301
                                                                                    ---------------------

Internet Financial Services (0.17%)
Online Resources Corp (b)                                         100,776                      1,054,117
                                                                                    ---------------------

Internet Incubators (0.06%)
Internet Capital Group Inc (b)                                     37,189                        389,741
                                                                                    ---------------------

Internet Infrastructure Software (0.64%)
Opsware Inc (a)(b)                                                183,463                      1,667,679
TIBCO Software Inc (b)                                            255,700                      2,365,225
                                                                                    ---------------------
                                                                                               4,032,904
                                                                                    ---------------------
Internet Security (0.19%)
Secure Computing Corp (a)(b)                                      170,261                      1,222,474
                                                                                    ---------------------

Internet Telephony (0.62%)
j2 Global Communications Inc (a)(b)                               142,400                      3,907,456
                                                                                    ---------------------

Investment Management & Advisory Services (0.13%)
Calamos Asset Management Inc                                       27,200                        794,784
                                                                                    ---------------------

Lasers - Systems & Components (0.55%)
II-VI Inc (b)                                                     141,769                      3,470,505
                                                                                    ---------------------

Lighting Products & Systems (0.17%)
Color Kinetics Inc (a)(b)                                          54,314                      1,065,641
                                                                                    ---------------------

Machinery - Construction & Mining (0.50%)
Bucyrus International Inc                                          43,345                      1,816,155
JLG Industries Inc (a)                                             47,550                      1,314,758
                                                                                    ---------------------
                                                                                               3,130,913
                                                                                    ---------------------
Machinery - General Industry (1.37%)
DXP Enterprises Inc (a)(b)                                         27,302                        827,251
Intevac Inc (b)                                                    50,243                      1,039,025
Middleby Corp (b)                                                  34,721                      3,128,709
Wabtec Corp                                                       116,400                      3,653,796
                                                                                    ---------------------
                                                                                               8,648,781
                                                                                    ---------------------
Machinery - Material Handling (0.22%)
Columbus McKinnon Corp/NY (b)                                      62,183                      1,368,648
                                                                                    ---------------------

Machinery - Print Trade (0.12%)
Presstek Inc (a)(b)                                               125,407                        771,253
                                                                                    ---------------------

Machinery Tools & Related Products (0.47%)
Kennametal Inc                                                     47,500                      2,931,225
                                                                                    ---------------------

Medical - Biomedical/Gene (3.94%)
Alexion Pharmaceuticals Inc (a)(b)                                 37,094                      1,385,832
Charles River Laboratories International (a)(b)                    29,020                      1,245,538
Digene Corp (b)                                                    61,742                      2,866,681
Exelixis Inc (a)(b)                                               140,800                      1,365,760
Illumina Inc (a)(b)                                                67,676                      2,975,037
Keryx Biopharmaceuticals Inc (b)                                  169,280                      2,376,691
Lifecell Corp (a)(b)                                              226,215                      5,300,218
Myriad Genetics Inc (b)                                            52,400                      1,409,036
Regeneron Pharmaceuticals Inc (b)                                  82,700                      1,658,135
Telik Inc (a)(b)                                                  223,708                      4,239,267
                                                                                    ---------------------
                                                                                              24,822,195
                                                                                    ---------------------
Medical - Drugs (0.95%)
Cardiome Pharma Corp (a)(b)                                        97,249                      1,119,336
Cubist Pharmaceuticals Inc (a)(b)                                 216,900                      4,830,363
                                                                                    ---------------------
                                                                                               5,949,699
                                                                                    ---------------------

Medical - Hospitals (0.45%)
United Surgical Partners International (b)                        112,826                      2,800,341
                                                                                    ---------------------

Medical - Outpatient & Home Medical Care (0.14%)
NovaMed Inc (b)                                                   115,502                        883,590
                                                                                    ---------------------

Medical Imaging Systems (0.27%)
Vital Images Inc (a)(b)                                            54,841                      1,702,265
                                                                                    ---------------------

Medical Information Systems (0.97%)
Allscripts Healthcare Solutions Inc (a)(b)                        187,400                      4,420,766
Eclipsys Corp (a)(b)                                               80,600                      1,707,914
                                                                                    ---------------------
                                                                                               6,128,680
                                                                                    ---------------------
Medical Instruments (2.28%)
Arthrocare Corp (a)(b)                                             96,878                      3,914,840
DexCom Inc (a)(b)                                                 104,151                        916,529
DJO Inc (b)                                                        49,100                      1,975,293
Foxhollow Technologies Inc (a)(b)                                  28,631                      1,002,371
Kyphon Inc (a)(b)                                                  59,690                      2,357,755
Micrus Endovascular Corp (a)(b)                                    93,229                      1,249,269
Natus Medical Inc (a)(b)                                           79,720                      1,324,149
Spectranetics Corp (a)(b)                                          69,500                        863,190
Stereotaxis Inc (a)(b)                                             62,408                        747,648
                                                                                    ---------------------
                                                                                              14,351,044
                                                                                    ---------------------
Medical Laboratory & Testing Service (0.09%)
Bio-Reference Labs Inc (a)(b)                                      22,610                        534,274
                                                                                    ---------------------

Medical Laser Systems (0.32%)
Biolase Technology Inc (a)(b)                                     117,423                        763,250
Cutera Inc (a)(b)                                                  44,100                      1,256,409
                                                                                    ---------------------
                                                                                               2,019,659
                                                                                    ---------------------
Medical Products (1.69%)
American Medical Systems Holdings Inc (a)(b)                      134,007                      2,386,665
Luminex Corp (a)(b)                                                57,371                        924,821
ThermoGenesis Corp (a)(b)                                         160,079                        678,735
Viasys Healthcare Inc (b)                                         190,979                      5,471,548
Wright Medical Group Inc (a)(b)                                    47,682                      1,178,222
                                                                                    ---------------------
                                                                                              10,639,991
                                                                                    ---------------------
Metal Processors & Fabrication (0.14%)
Ladish Co Inc (b)                                                  27,302                        852,368
                                                                                    ---------------------

Networking Products (0.61%)
Acme Packet Inc (a)(b)                                             12,700                        218,440
Atheros Communications Inc (a)(b)                                  57,000                      1,238,610
Ixia (a)(b)                                                       259,000                      2,369,850
                                                                                    ---------------------
                                                                                               3,826,900
                                                                                    ---------------------
Oil - Field Services (2.41%)
Core Laboratories NV (b)                                           33,522                      2,443,419
Hercules Offshore Inc (a)(b)                                       81,544                      2,904,597
Superior Energy Services (a)(b)                                    78,400                      2,453,920
Tetra Technologies Inc (b)                                        285,467                      7,393,595
                                                                                    ---------------------
                                                                                              15,195,531
                                                                                    ---------------------
Oil & Gas Drilling (0.61%)
Atwood Oceanics Inc (a)(b)                                         23,992                      1,108,430
Patterson-UTI Energy Inc (a)                                      117,547                      2,727,091
                                                                                    ---------------------
                                                                                               3,835,521
                                                                                    ---------------------

Oil Company - Exploration & Production (1.66%)
EXCO Resources Inc (b)                                            286,463                      4,147,984
PetroHawk Energy Corp (a)(b)                                      324,972                      3,681,933
Quicksilver Resources Inc (a)(b)                                   55,577                      1,905,179
Toreador Resources Corp (a)(b)                                     34,188                        741,880
                                                                                    ---------------------
                                                                                              10,476,976
                                                                                    ---------------------
Oil Field Machinery & Equipment (0.21%)
Dresser-Rand Group Inc (a)(b)                                      62,305                      1,351,395
                                                                                    ---------------------

Paper & Related Products (0.13%)
Glatfelter                                                         55,571                        813,559
                                                                                    ---------------------

Patient Monitoring Equipment (0.55%)
Aspect Medical Systems Inc (a)(b)                                  73,978                      1,321,987
Mindray Medical International Ltd ADR (a)(b)                       17,800                        322,180
Somanetics Corp (a)(b)                                             84,419                      1,795,592
                                                                                    ---------------------
                                                                                               3,439,759
                                                                                    ---------------------
Physical Therapy & Rehabilitation Centers (1.72%)
Psychiatric Solutions Inc (a)(b)                                  326,780                     10,849,096
                                                                                    ---------------------

Physician Practice Management (1.20%)
Pediatrix Medical Group Inc (b)                                   168,001                      7,548,285
                                                                                    ---------------------

Property & Casualty Insurance (0.35%)
Argonaut Group Inc (b)                                             35,807                      1,217,796
United America Indemnity Ltd (b)                                   44,066                      1,011,755
                                                                                    ---------------------
                                                                                               2,229,551
                                                                                    ---------------------
Publicly Traded Investment Fund (0.44%)
iShares Russell 2000 Index Fund (a)                                36,200                      2,757,354
                                                                                    ---------------------

REITS - Apartments (0.14%)
Mid-America Apartment Communities Inc (a)                          13,700                        872,005
                                                                                    ---------------------

REITS - Healthcare (0.82%)
Ventas Inc                                                        133,012                      5,184,808
                                                                                    ---------------------

REITS - Office Property (0.37%)
BioMed Realty Trust Inc                                            72,194                      2,326,813
                                                                                    ---------------------

Rental - Auto & Equipment (0.56%)
Aaron Rents Inc (a)                                               141,100                      3,510,568
                                                                                    ---------------------

Research & Development (0.48%)
Kendle International Inc (b)                                       59,884                      2,073,184
Parexel International Corp (b)                                     32,859                        972,626
                                                                                    ---------------------
                                                                                               3,045,810
                                                                                    ---------------------
Respiratory Products (0.31%)
Resmed Inc (a)(b)                                                  44,588                      1,961,426
                                                                                    ---------------------

Retail - Apparel & Shoe (4.24%)
Aeropostale Inc (b)                                                59,600                      1,746,876
Cache Inc. (a)(b)                                                  44,234                        948,819
Childrens Place Retail Stores Inc/The (a)(b)                       86,469                      6,069,259
Christopher & Banks Corp (a)                                      286,404                      7,730,044
Dress Barn Inc (b)                                                 37,595                        816,563
DSW Inc (a)(b)                                                     36,580                      1,265,668

Retail - Apparel & Shoe
Stein Mart Inc (a)                                                100,070                      1,638,146
Tween Brands Inc (b)                                               91,900                      3,843,258
Wet Seal Inc/The (a)(b)                                           421,845                      2,632,313
                                                                                    ---------------------
                                                                                              26,690,946
                                                                                    ---------------------
Retail - Music Store (0.40%)
Guitar Center Inc (a)(b)                                           57,993                      2,515,156
                                                                                    ---------------------

Retail - Petroleum Products (0.07%)
World Fuel Services Corp (a)                                       10,400                        447,408
                                                                                    ---------------------

Retail - Restaurants (1.84%)
Buffalo Wild Wings Inc (a)(b)                                      26,700                      1,380,390
California Pizza Kitchen Inc (b)                                  126,544                      4,083,575
CKE Restaurants Inc                                               262,232                      5,124,013
Texas Roadhouse Inc (a)(b)                                         69,388                      1,002,657
                                                                                    ---------------------
                                                                                              11,590,635

                                                                                    ---------------------
Retail - Sporting Goods (0.17%)
Hibbett Sporting Goods Inc (a)(b)                                  35,652                      1,042,464
                                                                                    ---------------------

Rubber & Plastic Products (0.32%)
PW Eagle Inc (a)                                                   57,408                      2,036,262
                                                                                    ---------------------

Savings & Loans - Thrifts (0.24%)
Harbor Florida Bancshares Inc                                      33,532                      1,522,688
                                                                                    ---------------------

Schools (0.11%)
Educate Inc (a)(b)                                                 72,484                        554,503
New Oriental Education and Technology Group Inc. ADR (a             6,900                        166,290
                                                                                    ---------------------
                                                                                                 720,793
                                                                                    ---------------------
Semiconductor Component - Integrated Circuits (1.55%)
Anadigics Inc (a)(b)                                              222,440                      1,797,315
Exar Corp (b)                                                     114,387                      1,483,600
Hittite Microwave Corp (a)(b)                                      69,400                      2,379,726
Power Integrations Inc (a)(b)                                      89,294                      1,959,110
Standard Microsystems Corp (b)                                     69,517                      2,143,209
                                                                                    ---------------------
                                                                                               9,762,960
                                                                                    ---------------------
Semiconductor Equipment (1.60%)
BTU International Inc (a)(b)                                       60,089                        597,886
Entegris Inc (a)(b)                                               113,500                      1,272,335
LTX Corp (a)(b)                                                   131,727                        615,165
Nextest Systems Corp (a)(b)                                        47,881                        500,356
Photronics Inc (a)(b)                                             113,012                      1,581,038
Rudolph Technologies Inc (a)(b)                                   162,798                      2,875,013
Semitool Inc (a)(b)                                               123,114                      1,495,835
Varian Semiconductor Equipment Associates Inc (b)                  31,645                      1,154,726
                                                                                    ---------------------
                                                                                              10,092,354
                                                                                    ---------------------
Steel - Producers (0.65%)
Steel Dynamics Inc (a)                                             68,253                      4,102,688
                                                                                    ---------------------

Steel - Specialty (0.40%)
Allegheny Technologies Inc                                         32,200                      2,535,106
                                                                                    ---------------------

Storage & Warehousing (0.25%)
Mobile Mini Inc (b)                                                48,300                      1,553,811
                                                                                    ---------------------


Telecommunication Equipment (1.50%)
Arris Group Inc (b)                                               198,561                      2,660,717
Nice Systems Ltd ADR (b)                                          178,217                      5,483,737
Optium Corp (b)                                                    18,200                        368,550
Sirenza Microdevices Inc (a)(b)                                   122,956                        901,268
                                                                                    ---------------------
                                                                                               9,414,272
                                                                                    ---------------------
Telecommunication Equipment - Fiber Optics (0.51%)
Exfo Electro Optical Engineering Inc (b)                           14,700                         72,471
Finisar Corp (a)(b)                                               609,000                      2,119,320
Oplink Communications Inc (b)                                      51,700                      1,023,660
                                                                                    ---------------------
                                                                                               3,215,451
                                                                                    ---------------------
Telecommunication Services (0.32%)
FiberTower Corp (a)(b)                                             30,700                        222,575
NeuStar Inc (a)(b)                                                 60,818                      1,777,102
                                                                                    ---------------------
                                                                                               1,999,677
                                                                                    ---------------------
Therapeutics (0.83%)
BioMarin Pharmaceuticals Inc (a)(b)                                94,100                      1,508,423
Isis Pharmaceuticals Inc (a)(b)                                   198,886                      1,706,442
Nuvelo Inc (b)                                                     89,963                      1,658,917
Renovis Inc (a)(b)                                                101,190                        355,177
                                                                                    ---------------------
                                                                                               5,228,959
                                                                                    ---------------------
Toys (0.41%)
Marvel Entertainment Inc (a)(b)                                   101,800                      2,580,630
                                                                                    ---------------------

Transactional Software (0.13%)
Bottomline Technologies Inc (b)                                    82,845                        801,940
                                                                                    ---------------------

Transport - Services (1.20%)
HUB Group Inc (b)                                                 165,800                      4,503,128
UTi Worldwide Inc                                                 118,291                      3,057,822
                                                                                    ---------------------
                                                                                               7,560,950
                                                                                    ---------------------
Transport - Truck (1.92%)
Forward Air Corp                                                  103,150                      3,349,280
Landstar System Inc                                               121,190                      5,628,064
Old Dominion Freight Line (a)(b)                                  112,903                      3,122,897
                                                                                    ---------------------
                                                                                              12,100,241
                                                                                    ---------------------
Veterinary Diagnostics (1.34%)
Neogen Corp (b)                                                    47,114                        966,779
VCA Antech Inc (b)                                                231,377                      7,489,674
                                                                                    ---------------------
                                                                                               8,456,453
                                                                                    ---------------------
Web Hosting & Design (0.12%)
NIC Inc (a)(b)                                                    150,766                        728,200
                                                                                    ---------------------

Wireless Equipment (1.55%)
Novatel Wireless Inc (a)(b)                                       109,286                        920,188
SBA Communications Corp (b)                                        97,400                      2,601,554
Sierra Wireless (a)(b)                                             82,813                      1,010,318
Stratex Networks Inc (b)                                          387,328                      1,808,822
Viasat Inc (b)                                                    124,700                      3,384,358
                                                                                    ---------------------
                                                                                               9,725,240
                                                                                    ---------------------
Wound, Burn & Skin Care (0.04%)
NUCRYST Pharmaceuticals Corp (a)(b)                                38,585                        245,015
                                                                                    ---------------------

X-Ray Equipment (0.36%)
Hologic Inc (b)                                                    46,700                      2,248,605
                                                                                    ---------------------
TOTAL COMMON STOCKS                                                              $           601,245,810
                                                                                    ---------------------

                                                           Principal
                                                            Amount                         Value
                                                       ------------------- -------- ---------------------
MONEY MARKET FUNDS (28.29%)
Money Center Banks (28.29%)
BNY Institutional Cash Reserve Fund (c)                       178,107,000                    178,107,000
                                                                                    ---------------------
TOTAL MONEY MARKET FUNDS                                                         $           178,107,000
                                                                                    ---------------------
Total Investments                                                                $           779,352,810
Liabilities in Excess of Other Assets, Net - (23.80)%                                      (149,822,570)
                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                       $           629,530,240
                                                                                    =====================
                                                                                    ---------------------

                                                                                    =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $           103,740,724
Unrealized Depreciation                                (29,828,966)
                                               ---------------------
Net Unrealized Appreciation (Depreciation)               73,911,758
Cost for federal income tax purposes                    705,441,052


Portfolio Summary (unaudited)
---------------------------------------------- ---------------------
Sector                                                      Percent
---------------------------------------------- ---------------------
Financial                                                    33.90%
Consumer, Non-cyclical                                       24.25%
Technology                                                   17.13%
Industrial                                                   16.14%
Consumer, Cyclical                                           13.52%
Communications                                               11.07%
Energy                                                        5.10%
Basic Materials                                               2.25%
Funds                                                         0.44%
Liabilities in Excess of Other Assets, Net                (-23.80%)
                                               ---------------------
TOTAL NET ASSETS                                            100.00%
                                               =====================


Schedule of Investments
October 31, 2006
Partners SmallCap Growth Fund III
                                                            Shares
                                                             Held                          Value
                                                         ----------------- -------- ---------------------
COMMON STOCKS (96.93%)
Apparel Manufacturers (2.50%)
Columbia Sportswear Co (a)                                          2,500        $               139,600
Quiksilver Inc (a)(b)                                             417,500                      5,824,125
                                                                                    ---------------------
                                                                                               5,963,725
                                                                                    ---------------------
Applications Software (2.36%)
Red Hat Inc (a)(b)                                                342,600                      5,611,788
                                                                                    ---------------------

Audio & Video Products (2.14%)
Harman International Industries Inc                                49,800                      5,097,030
                                                                                    ---------------------

Batteries & Battery Systems (0.12%)
Energy Conversion Devices Inc (a)(b)                                7,600                        279,604
                                                                                    ---------------------

Broadcasting Services & Programming (0.47%)
CKX Inc (a)(b)                                                     81,500                      1,116,550
                                                                                    ---------------------

Building - Heavy Construction (0.28%)
Washington Group International Inc                                 12,000                        679,440
                                                                                    ---------------------

Building - Residential & Commercial (0.58%)
Meritage Homes Corp (a)(b)                                         23,100                      1,057,518
Technical Olympic USA Inc (a)                                      29,075                        322,733
                                                                                    ---------------------
                                                                                               1,380,251
                                                                                    ---------------------
Chemicals - Specialty (1.39%)
Symyx Technologies (a)(b)                                         135,100                      3,316,705
                                                                                    ---------------------

Commercial Banks (2.96%)
East West Bancorp Inc                                              77,600                      2,833,176
SVB Financial Group (a)(b)                                         67,100                      3,087,942
Wintrust Financial Corp                                            23,600                      1,138,936
                                                                                    ---------------------
                                                                                               7,060,054
                                                                                    ---------------------
Commercial Services (1.85%)
Weight Watchers International Inc                                 101,100                      4,407,960
                                                                                    ---------------------

Commercial Services - Finance (0.29%)
Morningstar Inc (a)(b)                                             17,000                        695,640
                                                                                    ---------------------

Computer Services (0.74%)
Factset Research Systems Inc                                       15,000                        763,500
Manhattan Associates Inc (b)                                       34,000                      1,004,020
                                                                                    ---------------------
                                                                                               1,767,520
                                                                                    ---------------------
Computers - Integrated Systems (0.54%)
Jack Henry & Associates Inc                                        53,400                      1,163,586
Riverbed Technology Inc (a)(b)                                      4,900                        117,453
                                                                                    ---------------------
                                                                                               1,281,039
                                                                                    ---------------------
Computers - Memory Devices (0.11%)
Western Digital Corp (b)                                           15,000                        274,200
                                                                                    ---------------------

Consulting Services (0.76%)
Advisory Board Co/The (b)                                           4,400                        242,968

Consulting Services
Corporate Executive Board Co                                        3,800                        341,316
Huron Consulting Group Inc (b)                                      6,000                        239,760
SAIC Inc (b)                                                       49,100                        982,000
                                                                                    ---------------------
                                                                                               1,806,044
                                                                                    ---------------------
Data Processing & Management (0.42%)
SEI Investments Co                                                 17,800                      1,001,784
                                                                                    ---------------------

Decision Support Software (2.47%)
Wind River Systems Inc (a)(b)                                     534,700                      5,871,006
                                                                                    ---------------------

Drug Delivery Systems (1.86%)
Alkermes, Inc. (b)                                                213,200                      3,581,760
Depomed Inc (a)(b)                                                196,500                        852,810
                                                                                    ---------------------
                                                                                               4,434,570
                                                                                    ---------------------
E-Commerce - Services (0.88%)
Move Inc (a)(b)                                                   438,700                      2,096,986
                                                                                    ---------------------

Electronic Components - Miscellaneous (3.86%)
Flextronics International Ltd (b)                                 663,600                      7,697,760
Solectron Corp (b)                                                448,400                      1,497,656
                                                                                    ---------------------
                                                                                               9,195,416
                                                                                    ---------------------
Electronic Components - Semiconductors (7.38%)
Altera Corp (b)                                                   501,100                      9,240,284
Cree Inc (a)(b)                                                   117,200                      2,577,228
Lattice Semiconductor Corp (b)                                    391,100                      2,428,731
Pixelworks Inc (a)(b)                                             208,900                        482,559
Skyworks Solutions Inc (b)                                        429,900                      2,850,237
                                                                                    ---------------------
                                                                                              17,579,039

                                                                                    ---------------------
Electronic Design Automation (1.51%)
Synopsys Inc (b)                                                  160,000                      3,601,600
                                                                                    ---------------------

E-Marketing & Information (1.93%)
aQuantive Inc (a)(b)                                              168,800                      4,587,984
                                                                                    ---------------------

Energy - Alternate Sources (0.21%)
Sunpower Corp (a)(b)                                               14,800                        498,020
                                                                                    ---------------------

Enterprise Software & Services (0.81%)
Advent Software Inc (a)(b)                                         51,900                      1,921,338
                                                                                    ---------------------

Entertainment Software (1.86%)
THQ Inc (a)(b)                                                    147,050                      4,421,794
                                                                                    ---------------------

Finance - Investment Banker & Broker (6.69%)
E*Trade Financial Corp (b)                                        343,800                      8,003,664
Greenhill & Co Inc (a)                                             64,000                      4,348,160
Jefferies Group Inc                                               125,000                      3,591,250
                                                                                    ---------------------
                                                                                              15,943,074
                                                                                    ---------------------
Finance - Mortgage Loan/Banker (0.55%)
Accredited Home Lenders Holding Co (a)(b)                          43,200                      1,321,920
                                                                                    ---------------------

Footwear & Related Apparel (1.98%)
CROCS Inc (b)                                                     118,900                      4,710,818
                                                                                    ---------------------


Health Care Cost Containment (1.49%)
Healthspring Inc (b)                                              176,800                      3,560,752
                                                                                    ---------------------

Hotels & Motels (0.55%)
Four Seasons Hotels Inc (a)                                        20,300                      1,302,042
                                                                                    ---------------------

Identification Systems - Development (0.34%)
L-1 Identity Solutions Inc (a)(b)                                  57,020                        815,956
                                                                                    ---------------------

Industrial Audio & Video Products (0.46%)
Sonic Solutions Inc (a)(b)                                         67,700                      1,092,678
                                                                                    ---------------------

Instruments - Scientific (0.12%)
FEI Co (a)(b)                                                      12,100                        276,606
                                                                                    ---------------------

Internet Application Software (0.79%)
eResearch Technology Inc (a)(b)                                   229,300                      1,884,846
                                                                                    ---------------------

Internet Content - Information & News (1.31%)
CNET Networks Inc (a)(b)                                          348,400                      3,114,696
                                                                                    ---------------------

Internet Security (1.54%)
Checkfree Corp (a)(b)                                              92,700                      3,659,796
                                                                                    ---------------------

Investment Management & Advisory Services (1.62%)
Affiliated Managers Group Inc (a)(b)                               25,200                      2,523,528
Calamos Asset Management Inc                                       10,200                        298,044
Nuveen Investments Inc                                             21,100                      1,040,230
                                                                                    ---------------------
                                                                                               3,861,802
                                                                                    ---------------------
Lasers - Systems & Components (0.87%)
Cymer Inc (b)                                                      44,900                      2,080,217
                                                                                    ---------------------

Medical - Biomedical/Gene (3.08%)
Affymetrix Inc (a)(b)                                             168,800                      4,304,400
Metabasis Therapeutics Inc (b)                                     23,661                        168,466
Telik Inc (a)(b)                                                  150,500                      2,851,975
                                                                                    ---------------------
                                                                                               7,324,841
                                                                                    ---------------------
Medical - Drugs (6.30%)
Cephalon Inc (a)(b)                                               132,600                      9,305,868
Cubist Pharmaceuticals Inc (a)(b)                                 167,500                      3,730,225
Endo Pharmaceuticals Holdings Inc (b)                              16,200                        462,348
Kos Pharmaceuticals Inc (a)(b)                                     30,300                      1,507,425
                                                                                    ---------------------
                                                                                              15,005,866
                                                                                    ---------------------
Medical - Hospitals (0.70%)
Universal Health Services Inc                                      31,300                      1,657,335
                                                                                    ---------------------

Medical - Outpatient & Home Medical Care (0.45%)
Lincare Holdings Inc (b)                                           31,700                      1,063,852
                                                                                    ---------------------

MRI - Medical Diagnostic Imaging (0.26%)
Nighthawk Radiology Holdings Inc (a)(b)                            30,700                        624,745
                                                                                    ---------------------

Multimedia (0.72%)
Martha Stewart Living Omnimedia                                    80,400                      1,704,480
                                                                                    ---------------------


Networking Products (3.54%)
Polycom Inc (a)(b)                                                307,300                      8,420,020
                                                                                    ---------------------

Office Furnishings - Original (2.33%)
Herman Miller Inc                                                  75,500                      2,588,140
Knoll Inc                                                         149,600                      2,962,080
                                                                                    ---------------------
                                                                                               5,550,220
                                                                                    ---------------------
Oil - Field Services (2.52%)
Global Industries Ltd (b)                                         136,300                      2,262,580
Helix Energy Solutions Group Inc (b)                               45,300                      1,463,190
Tetra Technologies Inc (b)                                         88,300                      2,286,970
                                                                                    ---------------------
                                                                                               6,012,740
                                                                                    ---------------------
Oil & Gas Drilling (0.65%)
Patterson-UTI Energy Inc (a)                                       66,400                      1,540,480
                                                                                    ---------------------

Oil Company - Exploration & Production (1.99%)
EXCO Resources Inc (b)                                            163,700                      2,370,376
Range Resources Corp                                               87,000                      2,362,050
                                                                                    ---------------------
                                                                                               4,732,426
                                                                                    ---------------------
Oil Field Machinery & Equipment (0.53%)
FMC Technologies Inc (b)                                           20,700                      1,251,315
                                                                                    ---------------------

Optical Recognition Equipment (0.27%)
Digimarc Corp (b)                                                  70,600                        633,282
                                                                                    ---------------------

REITS - Mortgage (0.85%)
CapitalSource Inc (a)                                              72,968                      2,024,132
                                                                                    ---------------------

Retail - Apparel & Shoe (0.34%)
Wet Seal Inc/The (a)(b)                                           130,200                        812,448
                                                                                    ---------------------

Retail - Consumer Electronics (0.73%)
Circuit City Stores Inc                                            64,700                      1,745,606
                                                                                    ---------------------

Retail - Restaurants (1.19%)
Panera Bread Co (a)(b)                                             19,900                      1,229,820
PF Chang's China Bistro Inc (a)(b)                                 38,500                      1,610,070
                                                                                    ---------------------
                                                                                               2,839,890
                                                                                    ---------------------
Semiconductor Equipment (3.18%)
Brooks Automation Inc (b)                                         341,800                      4,853,560
Novellus Systems Inc (b)                                           58,700                      1,623,055
Teradyne Inc (a)(b)                                                77,800                      1,090,756
                                                                                    ---------------------
                                                                                               7,567,371
                                                                                    ---------------------
Telecommunication Equipment (2.44%)
Avaya Inc (a)(b)                                                  453,500                      5,809,335
                                                                                    ---------------------

Therapeutics (3.70%)
CV Therapeutics Inc (a)(b)                                        152,400                      1,973,580
Dendreon Corp (a)(b)                                               59,000                        297,360
Medarex Inc (a)(b)                                                506,400                      6,542,688
                                                                                    ---------------------
                                                                                               8,813,628
                                                                                    ---------------------
Transport - Truck (0.09%)
Landstar System Inc                                                 4,600                        213,624
                                                                                    ---------------------

Wireless Equipment (2.48%)
Interdigital Communications Corp (a)(b)                            11,800                        421,968

Wireless Equipment
RF Micro Devices Inc (b)                                          751,600                      5,486,679
                                                                                    ---------------------
                                                                                               5,908,647
                                                                                    ---------------------
TOTAL COMMON STOCKS                                                              $           230,828,573
                                                                                    ---------------------
                                                           Principal
                                                            Amount                         Value
                                                         ----------------- -------- ---------------------
MONEY MARKET FUNDS (25.85%)
Money Center Banks (25.85%)
BNY Institutional Cash Reserve Fund (c)                        61,552,000                     61,552,000
                                                                                    ---------------------
TOTAL MONEY MARKET FUNDS                                                         $            61,552,000
                                                                                    ---------------------
Total Investments                                                                $           292,380,573
Liabilities in Excess of Other Assets, Net - (22.78)%                                       (54,251,513)
                                                                                    ---------------------
TOTAL NET ASSETS - 100.00%                                                       $           238,129,060
                                                                                    =====================
                                                                                    ---------------------

                                                                                    =====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $            27,269,816
Unrealized Depreciation                                 (13,072,613)
                                                ---------------------
Net Unrealized Appreciation (Depreciation)                14,197,203
Cost for federal income tax purposes                     278,183,370


Portfolio Summary (unaudited)
----------------------------------------------- ---------------------
Sector                                                       Percent
----------------------------------------------- ---------------------
Financial                                                     38.53%
Technology                                                    21.64%
Consumer, Non-cyclical                                        20.74%
Communications                                                16.09%
Consumer, Cyclical                                            12.35%
Industrial                                                     6.15%
Energy                                                         5.89%
Basic Materials                                                1.39%
Liabilities in Excess of Other Assets, Net                 (-22.78%)
                                                ---------------------
TOTAL NET ASSETS                                             100.00%
                                                =====================


Schedule of Investments
October 31, 2006
Partners SmallCap Value Fund
                                                         Shares
                                                          Held                          Value
                                                     ------------------ -------- ---------------------
COMMON STOCKS (99.39%)
Aerospace & Defense Equipment (1.27%)
Curtiss-Wright Corp                                              2,500        $                84,600
DRS Technologies Inc (a)                                        63,600                      2,812,392
Kaman Corp                                                      20,803                        424,173
Moog Inc (b)                                                     3,919                        146,179
Triumph Group Inc (a)                                            1,693                         81,518
                                                                                 ---------------------
                                                                                            3,548,862
                                                                                 ---------------------
Airlines (0.52%)
Alaska Air Group Inc (b)                                        28,969                      1,163,105
Republic Airways Holdings Inc (a)(b)                             3,500                         62,545
World Air Holdings Inc (b)                                      24,962                        224,908
                                                                                 ---------------------
                                                                                            1,450,558
                                                                                 ---------------------
Apparel Manufacturers (0.64%)
Kellwood Co (a)                                                 28,008                        857,045
Phillips-Van Heusen                                             20,372                        932,223
                                                                                 ---------------------
                                                                                            1,789,268
                                                                                 ---------------------
Applications Software (0.02%)
EPIQ Systems Inc (a)(b)                                          3,080                         47,062
PDF Solutions Inc (a)(b)                                         1,100                         15,565
                                                                                 ---------------------
                                                                                               62,627
                                                                                 ---------------------
Auction House & Art Dealer (0.88%)
Adesa Inc                                                       95,900                      2,410,926
Sotheby's (a)                                                    1,200                         45,600
                                                                                 ---------------------
                                                                                            2,456,526
                                                                                 ---------------------
Audio & Video Products (0.01%)
Audiovox Corp (b)                                                1,142                         14,983
                                                                                 ---------------------

Auto/Truck Parts & Equipment - Original (1.07%)
American Axle & Manufacturing Holdings (a)                       8,689                        162,919
ArvinMeritor Inc (a)                                            11,863                        178,182
BorgWarner Inc                                                  30,200                      1,736,500
Tenneco Inc (a)(b)                                              22,291                        506,006
Titan International Inc (a)                                     22,976                        424,596
                                                                                 ---------------------
                                                                                            3,008,203
                                                                                 ---------------------
Batteries & Battery Systems (0.72%)
Greatbatch Inc (a)(b)                                           90,010                      2,024,325
                                                                                 ---------------------

Building - Heavy Construction (0.52%)
Perini Corp (b)                                                  1,460                         36,091
Washington Group International Inc                              25,139                      1,423,370
                                                                                 ---------------------
                                                                                            1,459,461
                                                                                 ---------------------
Building - Mobile Home & Manufactured Housing (0.02%)
Williams Scotsman International Inc (a)(b)                       1,844                         43,389
                                                                                 ---------------------

Building - Residential & Commercial (1.01%)
Beazer Homes USA Inc (a)                                        31,200                      1,352,208
Levitt Corp                                                      3,272                         42,111
Ryland Group Inc                                                31,200                      1,433,016
                                                                                 ---------------------
                                                                                            2,827,335
                                                                                 ---------------------

Building & Construction - Miscellaneous (1.24%)
Dycom Industries Inc (b)                                       148,600                      3,463,866
                                                                                 ---------------------

Building Products - Cement & Aggregate (0.19%)
Texas Industries Inc                                             8,700                        540,270
                                                                                 ---------------------

Building Products - Light Fixtures (0.10%)
Genlyte Group Inc (b)                                            3,800                        293,588
                                                                                 ---------------------

Chemicals - Diversified (0.17%)
FMC Corp                                                         6,900                        472,995
                                                                                 ---------------------

Chemicals - Plastics (0.10%)
Schulman A Inc                                                   6,900                        167,049
Spartech Corp                                                    3,683                        100,914
                                                                                 ---------------------
                                                                                              267,963
                                                                                 ---------------------
Chemicals - Specialty (2.14%)
Arch Chemicals Inc                                              10,020                        335,269
Cytec Industries Inc                                            63,800                      3,533,882
HB Fuller Co                                                    23,104                        572,748
Minerals Technologies Inc                                        2,897                        159,798
NewMarket Corp                                                  15,132                        972,988
OM Group Inc (b)                                                 7,290                        415,530
                                                                                 ---------------------
                                                                                            5,990,215
                                                                                 ---------------------
Collectibles (1.05%)
RC2 Corp (b)                                                    64,600                      2,918,628
Topps Co Inc/The (a)                                             1,700                         14,841
                                                                                 ---------------------
                                                                                            2,933,469
                                                                                 ---------------------
Commercial Banks (4.19%)
Alabama National Bancorporation                                  4,100                        278,185
Bancfirst Corp                                                   6,600                        328,350
Bancorpsouth Inc                                                 1,236                         31,580
Bank Mutual Corp                                                14,400                        174,528
Capitol Bancorp Ltd                                              2,900                        136,068
Cathay General Bancorp (a)                                       2,700                         93,015
Chittenden Corp                                                  3,525                        103,952
Citizens Banking Corp                                           11,807                        306,628
Community Bank System Inc                                        1,000                         24,850
Community Banks Inc (a)                                            530                         14,241
CVB Financial Corp (a)                                             756                         10,985
East West Bancorp Inc                                            2,100                         76,671
First Bancorp/Puerto Rico (a)                                   27,400                        271,260
First Financial Bancorp                                          2,549                         41,396
First Financial Corp/IN (a)                                        450                         15,484
First Merchants Corp                                             3,900                         96,759
First Midwest Bancorp Inc/IL (a)                                 8,900                        338,467
First Republic Bank/San Francisco CA (a)                        12,750                        496,485
FNB Corp/PA (a)                                                  7,168                        121,354
Greater Bay Bancorp                                              5,900                        151,925
Hancock Holding Co (a)                                           4,600                        235,980
Irwin Financial Corp (a)                                        10,974                        243,293
MB Financial Inc                                                 3,900                        140,634
MBT Financial Corp                                                 232                          3,596
Old National Bancorp/IN                                          2,767                         52,518
Old Second Bancorp Inc                                           6,483                        196,046
Peoples Bancorp Inc/OH                                             460                         13,515
Prosperity Bancshares Inc                                       13,800                        478,722
Provident Bankshares Corp                                        9,800                        354,172
Commercial Banks
Republic Bancorp Inc/MI                                          1,515                         20,271
R-G Financial Corp (a)                                           8,347                         64,272
S&T Bancorp Inc (a)                                             10,500                        355,425
Santander BanCorp                                                3,100                         57,970
Sterling Financial Corp/WA                                       3,450                        114,747
Sun Bancorp Inc/NJ (b)                                           2,543                         52,818
Susquehanna Bancshares Inc                                       1,200                         29,988
SVB Financial Group (a)(b)                                      17,329                        797,480
Texas Capital Bancshares Inc (a)(b)                             36,300                        727,452
Trustmark Corp                                                  13,980                        442,607
UCBH Holdings Inc (a)                                          192,400                      3,297,736
Umpqua Holdings Corp                                             5,400                        152,496
United Bankshares Inc                                            2,400                         91,656
United Community Banks Inc/GA                                    2,255                         70,897
W Holding Co Inc                                                26,072                        148,350
Wintrust Financial Corp (a)                                      9,635                        464,985
                                                                                 ---------------------
                                                                                           11,719,809
                                                                                 ---------------------
Commercial Services (1.04%)
PHH Corp (a)(b)                                                  3,982                        109,903
Quanta Services Inc (a)(b)                                     128,000                      2,342,400
Source Interlink Cos Inc (a)(b)                                  1,500                         13,560
TeleTech Holdings Inc (a)(b)                                    23,144                        449,225
                                                                                 ---------------------
                                                                                            2,915,088
                                                                                 ---------------------
Commercial Services - Finance (1.19%)
NCO Group Inc (b)                                              119,790                      3,229,538
Rewards Network Inc (a)(b)                                       9,400                         53,204
TNS Inc (b)                                                      2,600                         42,952
                                                                                 ---------------------
                                                                                            3,325,694
                                                                                 ---------------------
Computer Services (0.12%)
Ciber Inc (b)                                                   35,802                        245,244
Perot Systems Corp (b)                                           6,700                         98,825
                                                                                 ---------------------
                                                                                              344,069
                                                                                 ---------------------
Computers - Integrated Systems (0.22%)
Agilysys Inc                                                    41,214                        611,204
                                                                                 ---------------------

Computers - Peripheral Equipment (1.53%)
Electronics for Imaging (b)                                    181,600                      4,293,024
                                                                                 ---------------------

Computers - Voice Recognition (0.02%)
Talx Corp (a)                                                    2,821                         68,607
                                                                                 ---------------------

Consulting Services (2.44%)
FTI Consulting Inc (a)(b)                                      131,700                      3,741,597
Navigant Consulting Inc (b)                                    173,600                      3,091,816
                                                                                 ---------------------
                                                                                            6,833,413
                                                                                 ---------------------
Consumer Products - Miscellaneous (0.06%)
Blyth Inc                                                        4,431                        105,990
Playtex Products Inc (b)                                         4,300                         59,942
                                                                                 ---------------------
                                                                                              165,932

                                                                                 ---------------------
Containers - Metal & Glass (0.60%)
Owens-Illinois Inc (b)                                         101,200                      1,679,920
                                                                                 ---------------------

Cosmetics & Toiletries (0.02%)
Elizabeth Arden Inc (b)                                          2,404                         41,926
                                                                                 ---------------------


Data Processing & Management (0.78%)
Acxiom Corp                                                     88,100                      2,180,475
                                                                                 ---------------------

Diagnostic Kits (0.20%)
Inverness Medical Innovations Inc (a)(b)                        14,611                        550,689
                                                                                 ---------------------

Direct Marketing (0.03%)
Valuevision Media Inc (b)                                        6,500                         83,915
                                                                                 ---------------------

Distribution & Wholesale (2.03%)
Bell Microproducts Inc (a)(b)                                   27,103                        182,674
Building Material Holding Corp (a)                              16,630                        433,378
Owens & Minor Inc                                               87,600                      2,760,276
Scansource Inc (a)(b)                                           60,400                      1,895,956
United Stationers Inc (b)                                        8,400                        401,100
                                                                                 ---------------------
                                                                                            5,673,384
                                                                                 ---------------------
Diversified Manufacturing Operations (1.43%)
AO Smith Corp                                                   19,716                        693,215
EnPro Industries Inc (a)(b)                                     13,195                        422,240
Federal Signal Corp                                              1,434                         21,883
Griffon Corp (a)(b)                                             15,900                        390,981
Pentair Inc                                                     68,900                      2,269,566
Tredegar Corp                                                   11,485                        200,298
                                                                                 ---------------------
                                                                                            3,998,183
                                                                                 ---------------------
Diversified Operations (0.10%)
Resource America Inc                                            11,700                        269,217
                                                                                 ---------------------

Diversified Operations & Commercial Services (0.03%)
Volt Information Sciences Inc (b)                                2,282                         90,139
                                                                                 ---------------------

Electric - Integrated (3.70%)
Allete Inc (a)                                                  44,687                      2,015,384
Black Hills Corp (a)                                            16,351                        564,273
CMS Energy Corp (a)(b)                                          24,764                        368,736
El Paso Electric Co (b)                                         25,620                        598,483
Idacorp Inc                                                     39,100                      1,541,713
NorthWestern Corp                                                7,400                        261,812
PNM Resources Inc                                              135,222                      3,807,852
Sierra Pacific Resources (b)                                    51,603                        782,301
UIL Holdings Corp (a)                                            9,178                        364,826
Unisource Energy Corp                                            1,140                         40,561
                                                                                 ---------------------
                                                                                           10,345,941
                                                                                 ---------------------
Electronic Components - Miscellaneous (0.11%)
CTS Corp                                                        16,942                        239,221
OSI Systems Inc (b)                                              3,567                         73,837
                                                                                 ---------------------
                                                                                              313,058
                                                                                 ---------------------
Electronic Components - Semiconductors (0.54%)
Bookham Inc (a)(b)                                               8,268                         25,879
Kopin Corp (b)                                                   9,902                         35,350
Portalplayer Inc (a)(b)                                         16,872                        202,970
Skyworks Solutions Inc (b)                                       3,376                         22,383
Supertex Inc (a)(b)                                              1,000                         44,410
Zoran Corp (b)                                                  83,870                      1,167,470
                                                                                 ---------------------
                                                                                            1,498,462
                                                                                 ---------------------
Electronics - Military (0.01%)
EDO Corp (a)                                                     1,300                         31,083
                                                                                 ---------------------

Engineering - Research & Development Services (0.84%)
EMCOR Group Inc (b)                                                474                         28,037
Shaw Group Inc/The (a)(b)                                       71,100                      1,888,416
URS Corp (b)                                                    10,500                        424,305
                                                                                 ---------------------
                                                                                            2,340,758
                                                                                 ---------------------
Enterprise Software & Services (1.00%)
Hyperion Solutions Corp (b)                                     71,350                      2,668,490
Mantech International Corp (b)                                   3,500                        119,210
                                                                                 ---------------------
                                                                                            2,787,700
                                                                                 ---------------------
Environmental Consulting & Engineering (1.03%)
Tetra Tech Inc (b)                                             158,625                      2,883,802
                                                                                 ---------------------

E-Services - Consulting (0.19%)
Digital Insight Corp (a)(b)                                     17,225                        530,185
                                                                                 ---------------------

Finance - Consumer Loans (0.22%)
Ocwen Financial Corp (a)(b)                                     10,500                        164,325
World Acceptance Corp (a)(b)                                     9,223                        461,058
                                                                                 ---------------------
                                                                                              625,383
                                                                                 ---------------------
Finance - Credit Card (0.14%)
CompuCredit Corp (a)(b)                                         11,436                        397,515
                                                                                 ---------------------

Finance - Investment Banker & Broker (0.77%)
Investment Technology Group Inc (b)                             23,240                      1,085,308
Piper Jaffray Cos (b)                                           15,632                      1,080,953
                                                                                 ---------------------
                                                                                            2,166,261
                                                                                 ---------------------
Finance - Leasing Company (0.60%)
Financial Federal Corp (a)                                      61,350                      1,688,352
                                                                                 ---------------------

Finance - Mortgage Loan/Banker (1.60%)
CharterMac (a)                                                     644                         13,105
Federal Agricultural Mortgage Corp                                 560                         14,728
IndyMac Bancorp Inc (a)                                         98,000                      4,454,100
                                                                                 ---------------------
                                                                                            4,481,933
                                                                                 ---------------------
Finance - Other Services (0.20%)
Asset Acceptance Capital Corp (a)(b)                            16,300                        290,303
Nasdaq Stock Market Inc/The (a)(b)                               7,690                        274,764
                                                                                 ---------------------
                                                                                              565,067
                                                                                 ---------------------
Financial Guarantee Insurance (0.14%)
Triad Guaranty Inc (a)(b)                                        7,460                        384,265
                                                                                 ---------------------

Food - Miscellaneous/Diversified (1.80%)
Chiquita Brands International Inc (a)                           43,140                        591,018
Corn Products International Inc                                 24,753                        895,811
Ralcorp Holdings Inc (b)                                        72,016                      3,561,191
                                                                                 ---------------------
                                                                                            5,048,020
                                                                                 ---------------------
Food - Retail (0.04%)
Ruddick Corp                                                     3,700                        104,340
                                                                                 ---------------------

Food - Wholesale & Distribution (0.09%)
Nash Finch Co (a)                                                3,440                         89,268
Spartan Stores Inc                                               8,450                        174,746
                                                                                 ---------------------
                                                                                              264,014
                                                                                 ---------------------

Footwear & Related Apparel (1.89%)
Wolverine World Wide Inc (a)                                   186,600                      5,291,976
                                                                                 ---------------------

Funeral Services & Related Items (0.09%)
Alderwoods Group Inc (a)(b)                                      8,812                        175,271
Stewart Enterprises Inc                                         11,900                         73,542
                                                                                 ---------------------
                                                                                              248,813
                                                                                 ---------------------
Gas - Distribution (1.24%)
Energen Corp                                                     6,628                        283,811
New Jersey Resources Corp (a)                                    4,229                        219,316
Northwest Natural Gas Co                                         2,355                         97,427
Peoples Energy Corp (a)                                         16,986                        742,118
South Jersey Industries Inc (a)                                  5,000                        154,650
Southwest Gas Corp                                               2,348                         84,246
WGL Holdings Inc (a)                                            58,200                      1,888,590
                                                                                 ---------------------
                                                                                            3,470,158
                                                                                 ---------------------
Golf (0.80%)
Callaway Golf Co (a)                                           165,900                      2,228,037
                                                                                 ---------------------

Hazardous Waste Disposal (0.03%)
Clean Harbors Inc (a)(b)                                         1,654                         70,775
                                                                                 ---------------------

Home Furnishings (0.07%)
Furniture Brands International Inc (a)                          11,226                        208,804
                                                                                 ---------------------

Human Resources (0.40%)
Hudson Highland Group Inc (a)(b)                                16,483                        192,686
Kelly Services Inc                                              21,030                        605,243
Kforce Inc (b)                                                   9,383                        140,464
Spherion Corp (b)                                               23,946                        173,609
                                                                                 ---------------------
                                                                                            1,112,002
                                                                                 ---------------------
Identification Systems - Development (0.04%)
Checkpoint Systems Inc (a)(b)                                    2,431                         44,269
Cogent Inc (a)(b)                                                5,400                         62,100
                                                                                 ---------------------
                                                                                              106,369
                                                                                 ---------------------
Instruments - Scientific (0.25%)
Varian Inc (b)                                                  14,625                        685,766
                                                                                 ---------------------

Insurance Brokers (0.84%)
Hilb Rogal & Hobbs Co (a)                                       59,200                      2,363,264
                                                                                 ---------------------

Internet Application Software (0.04%)
Art Technology Group Inc (b)                                    38,100                         95,250
Stellent Inc                                                     1,720                         19,212
                                                                                 ---------------------
                                                                                              114,462
                                                                                 ---------------------
Internet Connectivity Services (0.10%)
Cogent Communications Group Inc (a)(b)                          18,900                        267,624
                                                                                 ---------------------

Internet Content - Information & News (0.01%)
ProQuest Co (a)(b)                                               2,800                         35,812
                                                                                 ---------------------

Internet Financial Services (0.30%)
Netbank Inc                                                    158,963                        844,094
                                                                                 ---------------------


Internet Incubators (0.08%)
CMGI Inc (a)(b)                                                151,400                        211,960
                                                                                 ---------------------

Internet Infrastructure Equipment (1.68%)
Avocent Corp (b)                                               128,200                      4,706,222
                                                                                 ---------------------

Internet Security (0.03%)
Vasco Data Security International (a)(b)                         7,647                         88,629
                                                                                 ---------------------

Internet Telephony (0.05%)
j2 Global Communications Inc (a)(b)                              5,300                        145,432
                                                                                 ---------------------

Intimate Apparel (0.18%)
Warnaco Group Inc/The (b)                                       23,352                        495,996
                                                                                 ---------------------

Investment Management & Advisory Services (0.23%)
Affiliated Managers Group Inc (a)(b)                             2,000                        200,280
GAMCO Investors Inc (a)                                         10,868                        430,373
                                                                                 ---------------------
                                                                                              630,653
                                                                                 ---------------------
Lasers - Systems & Components (0.12%)
Rofin-Sinar Technologies Inc (b)                                 5,457                        336,042
                                                                                 ---------------------

Life & Health Insurance (1.67%)
American Equity Investment Life Holding Co (a)                      69                            880
AmerUs Group Co                                                  5,700                        390,336
Delphi Financial Group                                          15,650                        614,263
Phoenix Cos Inc/The                                            104,581                      1,656,563
Stancorp Financial Group Inc                                    38,800                      1,772,772
Universal American Financial Corp (b)                           13,300                        247,247
                                                                                 ---------------------
                                                                                            4,682,061
                                                                                 ---------------------
Machinery - Electrical (0.52%)
Regal-Beloit Corp (a)                                           29,664                      1,466,885
                                                                                 ---------------------

Machinery - Farm (0.52%)
AGCO Corp (a)(b)                                                49,125                      1,314,094
Gehl Co (b)                                                      4,978                        142,072
                                                                                 ---------------------
                                                                                            1,456,166
                                                                                 ---------------------
Machinery - General Industry (0.21%)
Albany International Corp (a)                                    3,100                        104,191
Gardner Denver Inc (b)                                          10,285                        349,587
Wabtec Corp                                                      4,100                        128,699
                                                                                 ---------------------
                                                                                              582,477
                                                                                 ---------------------
Machinery - Material Handling (0.28%)
Cascade Corp                                                    15,322                        784,486
                                                                                 ---------------------

Machinery Tools & Related Products (0.06%)
Kennametal Inc                                                   2,600                        160,446
                                                                                 ---------------------

Medical - Drugs (1.04%)
Sciele Pharma Inc (a)(b)                                       133,600                      2,913,816
                                                                                 ---------------------

Medical - Generic Drugs (0.00%)
Alpharma Inc                                                       157                          3,465
                                                                                 ---------------------

Medical - Hospitals (2.23%)
LifePoint Hospitals Inc (a)(b)                                 123,818                      4,395,539

Medical - Hospitals
Triad Hospitals Inc (b)                                         50,000                      1,851,500
                                                                                 ---------------------
                                                                                            6,247,039
                                                                                 ---------------------
Medical - Nursing Homes (0.14%)
Genesis HealthCare Corp (b)                                      1,900                         92,017
Kindred Healthcare Inc (a)(b)                                   10,900                        294,300
                                                                                 ---------------------
                                                                                              386,317
                                                                                 ---------------------
Medical - Outpatient & Home Medical Care (0.93%)
Amsurg Corp (a)(b)                                             100,200                      2,106,204
Gentiva Health Services Inc (b)                                  6,482                        120,241
Res-Care Inc (b)                                                19,214                        371,599
                                                                                 ---------------------
                                                                                            2,598,044
                                                                                 ---------------------
Medical Imaging Systems (0.03%)
IRIS International Inc (a)(b)                                    7,543                         90,441
                                                                                 ---------------------

Medical Laboratory & Testing Service (0.55%)
Covance Inc (a)(b)                                              26,400                      1,544,400
                                                                                 ---------------------

Medical Products (0.85%)
Mentor Corp                                                     50,600                      2,368,080
                                                                                 ---------------------

Medical Sterilization Products (0.01%)
STERIS Corp                                                        992                         24,175
                                                                                 ---------------------

Metal Processors & Fabrication (0.01%)
Mueller Industries Inc                                             550                         20,168
                                                                                 ---------------------

Metal Products - Distribution (0.03%)
AM Castle & Co                                                   2,684                         89,753
                                                                                 ---------------------

Motion Pictures & Services (1.69%)
Macrovision Corp (a)(b)                                        177,700                      4,728,597
                                                                                 ---------------------

Multi-Line Insurance (2.22%)
HCC Insurance Holdings Inc                                     148,650                      5,003,559
Horace Mann Educators Corp                                       8,300                        167,162
United Fire & Casualty Co                                       29,689                      1,050,397
                                                                                 ---------------------
                                                                                            6,221,118
                                                                                 ---------------------
Networking Products (2.24%)
Aeroflex Inc (b)                                                20,480                        221,184
Anixter International Inc (a)(b)                                97,678                      5,837,237
Black Box Corp                                                   4,694                        209,306
                                                                                 ---------------------
                                                                                            6,267,727
                                                                                 ---------------------
Non-Ferrous Metals (0.15%)
USEC Inc (a)                                                    38,527                        429,961
                                                                                 ---------------------

Non-Hazardous Waste Disposal (0.05%)
Casella Waste Systems Inc (a)(b)                                 5,788                         65,636
Waste Connections Inc (b)                                        2,100                         85,449
                                                                                 ---------------------
                                                                                              151,085
                                                                                 ---------------------
Office Automation & Equipment (0.48%)
IKON Office Solutions Inc                                       89,968                      1,341,423
                                                                                 ---------------------

Office Supplies & Forms (0.04%)
ACCO Brands Corp (b)                                             5,000                        121,500
                                                                                 ---------------------

Oil - Field Services (1.80%)
Oil States International Inc (b)                                79,700                      2,314,488
SEACOR Holdings Inc (a)(b)                                      26,400                      2,362,272
Universal Compression Holdings Inc (b)                           6,000                        361,560
                                                                                 ---------------------
                                                                                            5,038,320
                                                                                 ---------------------
Oil & Gas Drilling (0.86%)
Helmerich & Payne Inc                                          100,200                      2,399,790
Todco (b)                                                          500                         17,065
                                                                                 ---------------------
                                                                                            2,416,855
                                                                                 ---------------------
Oil Company - Exploration & Production (0.45%)
Callon Petroleum Co (b)                                          8,801                        135,359
Denbury Resources Inc (b)                                        6,500                        186,810
Forest Oil Corp (a)(b)                                          13,300                        434,112
Range Resources Corp (a)                                        18,974                        515,144
                                                                                 ---------------------
                                                                                            1,271,425
                                                                                 ---------------------
Oil Company - Integrated (0.02%)
Occidental Petroleum Corp                                        1,154                         54,169
                                                                                 ---------------------

Oil Refining & Marketing (0.48%)
Tesoro Corp (a)                                                 21,200                      1,355,528
                                                                                 ---------------------

Paper & Related Products (0.29%)
Bowater Inc (a)                                                  8,039                        168,096
Caraustar Industries Inc (b)                                    26,720                        289,378
Glatfelter                                                       2,922                         42,778
Wausau Paper Corp                                               22,415                        303,947
                                                                                 ---------------------
                                                                                              804,199
                                                                                 ---------------------
Printing - Commercial (0.56%)
Bowne & Co Inc                                                  10,518                        164,396
Valassis Communications Inc (b)                                 93,700                      1,406,437
                                                                                 ---------------------
                                                                                            1,570,833
                                                                                 ---------------------
Private Corrections (0.40%)
Corrections Corp of America (b)                                 24,200                      1,105,698
                                                                                 ---------------------

Property & Casualty Insurance (2.90%)
First American Corp                                             68,900                      2,813,187
LandAmerica Financial Group Inc (a)                              6,788                        428,255
Ohio Casualty Corp                                              10,593                        290,566
Philadelphia Consolidated Holding Co (b)                         6,600                        258,192
PMA Capital Corp (b)                                            22,729                        215,471
ProAssurance Corp (b)                                              600                         29,220
RLI Corp (a)                                                    33,400                      1,810,614
Selective Insurance Group                                       26,900                      1,486,225
Stewart Information Services Corp (a)                            1,600                         59,296
Tower Group Inc (a)                                              5,896                        208,424
Zenith National Insurance Corp                                  10,972                        510,417
                                                                                 ---------------------
                                                                                            8,109,867
                                                                                 ---------------------
Publishing - Books (0.23%)
Scholastic Corp (b)                                             20,420                        641,596
                                                                                 ---------------------

Radio (0.07%)
Cox Radio Inc (a)(b)                                            11,850                        199,554
                                                                                 ---------------------

Real Estate Magagement & Services (1.16%)
Jones Lang LaSalle Inc (a)                                      14,900                      1,370,800

Real Estate Magagement & Services
Trammell Crow Co (a)(b)                                         38,660                      1,884,675
                                                                                 ---------------------
                                                                                            3,255,475
                                                                                 ---------------------
Real Estate Operator & Developer (0.09%)
Affordable Residential Communities (a)(b)                       22,676                        248,982
                                                                                 ---------------------

Recycling (0.28%)
Aleris International Inc (a)(b)                                  2,105                        108,429
Metal Management Inc                                            25,067                        688,841
                                                                                 ---------------------
                                                                                              797,270
                                                                                 ---------------------
REITS - Diversified (0.12%)
Entertainment Properties Trust                                   2,600                        143,000
PS Business Parks Inc                                            2,800                        184,380
                                                                                 ---------------------
                                                                                              327,380

                                                                                 ---------------------
REITS - Healthcare (0.52%)
Omega Healthcare Investors Inc                                  23,800                        401,744
Senior Housing Properties Trust                                 29,837                        684,162
Universal Health Realty Income Trust                             9,700                        377,427
                                                                                 ---------------------
                                                                                            1,463,333
                                                                                 ---------------------
REITS - Hotels (0.69%)
Ashford Hospitality Trust Inc                                   24,200                        311,696
FelCor Lodging Trust Inc                                        72,588                      1,506,927
Innkeepers USA Trust                                             2,900                         49,735
LaSalle Hotel Properties                                         1,190                         50,277
                                                                                 ---------------------
                                                                                            1,918,635
                                                                                 ---------------------
REITS - Manufactured Homes (0.04%)
Sun Communities Inc (a)                                          3,548                        124,145
                                                                                 ---------------------

REITS - Mortgage (0.40%)
American Home Mortgage Investment Corp (a)                         140                          4,784
Anthracite Capital Inc (a)                                      22,467                        321,727
Anworth Mortgage Asset Corp                                     54,394                        493,898
Luminent Mortgage Capital Inc                                    8,200                         87,002
MortgageIT Holdings Inc                                          4,867                         69,014
Redwood Trust Inc (a)                                            2,400                        131,928
                                                                                 ---------------------
                                                                                            1,108,353
                                                                                 ---------------------
REITS - Office Property (0.08%)
Alexandria Real Estate Equities Inc                              1,111                        110,767
Brandywine Realty Trust                                          1,035                         34,527
Highwoods Properties Inc                                         1,700                         64,940
                                                                                 ---------------------
                                                                                              210,234
                                                                                 ---------------------
REITS - Regional Malls (0.13%)
Pennsylvania Real Estate Investment Trust                        8,200                        353,420
                                                                                 ---------------------

REITS - Shopping Centers (0.04%)
Equity One Inc                                                     700                         17,584
Tanger Factory Outlet Centers Inc                                2,200                         82,060
                                                                                 ---------------------
                                                                                               99,644
                                                                                 ---------------------
REITS - Single Tenant (0.02%)
Realty Income Corp                                               2,177                         57,473
                                                                                 ---------------------

REITS - Storage (0.03%)
Sovran Self Storage Inc (a)                                      1,640                         96,727
                                                                                 ---------------------

REITS - Warehouse & Industrial (0.10%)
EastGroup Properties Inc                                           990                         52,698

REITS - Warehouse & Industrial
First Industrial Realty Trust Inc (a)                            5,122                        235,458
                                                                                 ---------------------
                                                                                              288,156
                                                                                 ---------------------
Rental - Auto & Equipment (1.50%)
Dollar Thrifty Automotive Group (a)(b)                           7,700                        309,232
United Rentals Inc (b)                                         163,700                      3,878,053
                                                                                 ---------------------
                                                                                            4,187,285
                                                                                 ---------------------
Research & Development (0.04%)
PharmaNet Development Group Inc (a)(b)                           6,550                        122,485
                                                                                 ---------------------

Resorts & Theme Parks (0.12%)
Bluegreen Corp (a)(b)                                           26,722                        335,094
                                                                                 ---------------------

Retail - Apparel & Shoe (1.32%)
Brown Shoe Co Inc                                                  721                         28,090
Genesco Inc (a)(b)                                               5,988                        224,969
New York & Co Inc (a)(b)                                        18,848                        245,024
Pacific Sunwear Of California (a)(b)                           165,900                      2,923,158
Stage Stores Inc (a)                                             8,254                        267,512
                                                                                 ---------------------
                                                                                            3,688,753
                                                                                 ---------------------
Retail - Auto Parts (0.22%)
CSK Auto Corp (b)                                               39,854                        621,722
                                                                                 ---------------------

Retail - Automobile (0.58%)
Group 1 Automotive Inc (a)                                      10,400                        596,024
Lithia Motors Inc (a)                                           11,410                        290,955
United Auto Group Inc                                           32,576                        748,596
                                                                                 ---------------------
                                                                                            1,635,575
                                                                                 ---------------------
Retail - Computer Equipment (0.33%)
Insight Enterprises Inc (a)(b)                                  43,133                        926,928
                                                                                 ---------------------

Retail - Convenience Store (0.04%)
Casey's General Stores Inc                                       5,064                        122,903
                                                                                 ---------------------

Retail - Discount (0.31%)
Big Lots Inc (a)(b)                                             40,508                        853,909
                                                                                 ---------------------

Retail - Drug Store (0.05%)
Longs Drug Stores Corp                                           3,388                        145,820
                                                                                 ---------------------

Retail - Hair Salons (0.27%)
Regis Corp                                                      20,152                        756,708
                                                                                 ---------------------

Retail - Home Furnishings (0.34%)
Cost Plus Inc (a)(b)                                            18,900                        225,855
Pier 1 Imports Inc (a)                                         109,900                        718,746
                                                                                 ---------------------
                                                                                              944,601
                                                                                 ---------------------
Retail - Hypermarkets (0.08%)
Smart & Final Inc (b)                                           12,772                        230,024
                                                                                 ---------------------

Retail - Jewelry (0.94%)
Zale Corp (a)(b)                                                91,284                      2,632,631
                                                                                 ---------------------

Retail - Pawn Shops (0.17%)
First Cash Financial Services Inc (b)                           21,556                        465,825
                                                                                 ---------------------

Retail - Regional Department Store (0.30%)
Bon-Ton Stores Inc/The (a)                                      23,328                        831,876
                                                                                 ---------------------

Retail - Restaurants (2.48%)
CEC Entertainment Inc (a)(b)                                    82,700                      2,850,669
Jack in the Box Inc (a)(b)                                       9,870                        553,806
Landry's Restaurants Inc (a)                                       910                         26,663
O'Charleys Inc (a)(b)                                           72,252                      1,437,092
Rare Hospitality International Inc (a)(b)                       65,750                      2,071,782
                                                                                 ---------------------
                                                                                            6,940,012
                                                                                 ---------------------
Retail - Sporting Goods (0.01%)
Big 5 Sporting Goods Corp (a)                                    1,101                         26,468
                                                                                 ---------------------

Retail - Video Rental (0.00%)
Blockbuster Inc                                                    400                          1,568
                                                                                 ---------------------

Retirement & Aged Care (0.00%)
Five Star Quality Care Inc (a)(b)                                  452                          4,660
                                                                                 ---------------------

Rubber - Tires (0.43%)
Cooper Tire & Rubber Co (a)                                    111,000                      1,191,030
                                                                                 ---------------------

Rubber & Plastic Products (0.05%)
Myers Industries Inc                                             7,900                        143,148
                                                                                 ---------------------

Savings & Loans - Thrifts (5.08%)
Astoria Financial Corp                                          89,450                      2,594,945
BankAtlantic Bancorp Inc                                         6,439                         84,351
Bankunited Financial Corp (a)                                   84,618                      2,282,147
First Niagara Financial Group Inc                              167,600                      2,400,032
Flagstar Bancorp Inc                                           183,147                      2,752,699
Harbor Florida Bancshares Inc                                    4,500                        204,345
MAF Bancorp Inc                                                  5,900                        254,231
NewAlliance Bancshares Inc (a)                                  16,500                        255,420
PFF Bancorp Inc                                                 11,300                        350,413
Provident Financial Services Inc                                22,711                        416,520
Provident New York Bancorp                                      14,000                        197,960
Washington Federal Inc                                         104,874                      2,437,272
Washington Mutual Inc - Warrants (b)                             3,800                            418
                                                                                 ---------------------
                                                                                           14,230,753
                                                                                 ---------------------
Semiconductor Component - Integrated Circuits (0.09%)
Exar Corp (b)                                                    8,268                        107,236
Genesis Microchip Inc (b)                                        6,800                         69,700
Pericom Semiconductor Corp (a)(b)                                2,600                         24,986
Standard Microsystems Corp (b)                                   1,200                         36,996
                                                                                 ---------------------
                                                                                              238,918
                                                                                 ---------------------
Semiconductor Equipment (1.56%)
Credence Systems Corp (b)                                       21,968                         70,737
Entegris Inc (a)(b)                                             22,786                        255,431
MKS Instruments Inc (b)                                         69,300                      1,500,345
Photronics Inc (a)(b)                                          171,800                      2,403,482
Tessera Technologies Inc (a)(b)                                  1,600                         55,856
Veeco Instruments Inc (a)(b)                                     3,847                         71,900
                                                                                 ---------------------
                                                                                            4,357,751
                                                                                 ---------------------
Soap & Cleaning Products (0.20%)
Church & Dwight Co Inc (a)                                      13,600                        551,752
                                                                                 ---------------------

Steel - Producers (0.09%)
Schnitzer Steel Industries Inc                                   1,750                         61,180
Wheeling-Pittsburgh Corp (b)                                     9,492                        187,657
                                                                                 ---------------------
                                                                                              248,837
                                                                                 ---------------------
Sugar (0.03%)
Imperial Sugar Co                                                3,230                         85,692
                                                                                 ---------------------

Telecommunication Equipment (1.29%)
Adtran Inc                                                     128,200                      2,966,548
CommScope Inc (a)(b)                                               500                         15,955
Plantronics Inc                                                  1,800                         37,998
Utstarcom Inc (a)(b)                                            54,516                        587,137
                                                                                 ---------------------
                                                                                            3,607,638
                                                                                 ---------------------
Telecommunication Services (0.07%)
Consolidated Communications Holdings Inc                         7,215                        132,756
Iowa Telecommunications Services Inc                             2,898                         57,786
                                                                                 ---------------------
                                                                                              190,542
                                                                                 ---------------------
Telephone - Integrated (0.23%)
Talk America Holdings Inc (a)(b)                                78,878                        632,602
Windstream Corp                                                    500                          6,860
                                                                                 ---------------------
                                                                                              639,462
                                                                                 ---------------------
Television (0.08%)
Lin TV Corp (a)(b)                                              28,098                        230,966
                                                                                 ---------------------

Textile - Apparel (0.04%)
Perry Ellis International Inc (a)(b)                             2,856                        104,415
                                                                                 ---------------------

Therapeutics (0.00%)
Anadys Pharmaceuticals Inc (b)                                   2,122                          7,236
                                                                                 ---------------------

Tobacco (0.19%)
Universal Corp/Richmond VA                                      14,600                        537,572
                                                                                 ---------------------

Transactional Software (0.05%)
Open Solutions Inc (b)                                           3,900                        145,743
                                                                                 ---------------------

Transport - Air Freight (0.09%)
ABX Air Inc (b)                                                 23,122                        132,951
EGL Inc (b)                                                      3,848                        130,794
                                                                                 ---------------------
                                                                                              263,745
                                                                                 ---------------------
Transport - Equipment & Leasing (1.51%)
GATX Corp                                                       97,000                      4,226,290
                                                                                 ---------------------

Transport - Marine (0.01%)
American Commercial Lines Inc (a)(b)                               500                         32,075
                                                                                 ---------------------

Transport - Services (0.27%)
Laidlaw International Inc                                       26,258                        761,745
                                                                                 ---------------------

Transport - Truck (0.24%)
Arkansas Best Corp                                              12,926                        529,707
Saia Inc (b)                                                     5,206                        139,521
                                                                                 ---------------------
                                                                                              669,228
                                                                                 ---------------------
Travel Services (0.02%)
Ambassadors International Inc                                    1,397                         54,483
                                                                                 ---------------------

Vitamins & Nutrition Products (0.00%)
NBTY Inc (b)                                                       400                         11,128
                                                                                 ---------------------

Water (0.03%)
California Water Service Group                                   2,338                         90,948
                                                                                 ---------------------

Wire & Cable Products (1.74%)
Belden CDT Inc (a)                                             124,250                      4,497,850
General Cable Corp (a)(b)                                       10,258                        385,701
                                                                                 ---------------------
                                                                                            4,883,551
                                                                                 ---------------------
Wireless Equipment (0.00%)
Wireless Facilities Inc (a)(b)                                   3,156                          7,733
                                                                                 ---------------------
TOTAL COMMON STOCKS                                                           $           278,195,749
                                                                                 ---------------------
MONEY MARKET FUNDS (26.23%)
Money Center Banks (26.23%)
BNY Institutional Cash Reserve Fund (c)                     73,426,000                     73,426,000
                                                                                 ---------------------
TOTAL MONEY MARKET FUNDS                                                      $            73,426,000
                                                                                 ---------------------
Total Investments                                                             $           351,621,749
Liabilities in Excess of Other Assets, Net - (25.62)%                                    (71,715,544)
                                                                                 ---------------------
TOTAL NET ASSETS - 100.00%                                                    $           279,906,205
                                                                                 =====================
                                                                                 ---------------------

                                                                                 =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $            60,929,421
Unrealized Depreciation                                   (11,419,115)
                                                  ---------------------
Net Unrealized Appreciation (Depreciation)                  49,510,306
Cost for federal income tax purposes                       302,111,443


Portfolio Summary (unaudited)
------------------------------------------------- ---------------------
Sector                                                         Percent
------------------------------------------------- ---------------------
Financial                                                       50.46%
Consumer, Cyclical                                              19.01%
Consumer, Non-cyclical                                          17.02%
Industrial                                                      14.38%
Communications                                                   6.72%
Technology                                                       6.41%
Utilities                                                        4.97%
Energy                                                           3.62%
Basic Materials                                                  2.93%
Diversified                                                      0.10%
Liabilities in Excess of Other Assets, Net                   (-25.62%)
                                                  ---------------------
TOTAL NET ASSETS                                               100.00%
                                                  =====================



Schedule of Investments
October 31, 2006
Partners SmallCap Value Fund I
                                                           Shares
                                                            Held                                          Value
                                                          ----------- --------------------------- ----------------------
COMMON STOCKS (96.44%)
Advanced Materials & Products (0.06%)
Ceradyne Inc (a)(b)                                            6,100                           $                251,625
                                                                                                  ----------------------

Aerospace & Defense (0.25%)
Armor Holdings Inc (a)(b)                                      9,600                                            494,016
Esterline Technologies Corp (b)                               15,600                                            588,120
                                                                                                  ----------------------
                                                                                                              1,082,136
                                                                                                  ----------------------
Aerospace & Defense Equipment (1.16%)
AAR Corp (a)(b)                                                7,500                                            195,300
Curtiss-Wright Corp (a)                                       27,300                                            923,832
Heico Corp (a)                                                 2,400                                             87,072
Kaman Corp                                                    28,000                                            570,920
Moog Inc (b)                                                  45,350                                          1,691,555
Orbital Sciences Corp (b)                                     52,600                                            955,216
Triumph Group Inc (a)                                         10,800                                            520,020
                                                                                                  ----------------------
                                                                                                              4,943,915
                                                                                                  ----------------------
Agricultural Chemicals (0.30%)
CF Industries Holdings Inc                                    40,000                                            792,800
UAP Holding Corp                                              19,200                                            480,576
                                                                                                  ----------------------
                                                                                                              1,273,376
                                                                                                  ----------------------
Agricultural Operations (0.09%)
Delta & Pine Land Co                                           9,100                                            368,641
                                                                                                  ----------------------

Airlines (0.88%)
Alaska Air Group Inc (b)                                      17,400                                            698,610
Continental Airlines Inc (a)(b)                               19,500                                            719,160
ExpressJet Holdings Inc (a)(b)                                55,200                                            438,288
Mesa Air Group Inc (a)(b)                                     32,800                                            291,920
Republic Airways Holdings Inc (a)(b)                          24,400                                            436,028
Skywest Inc                                                   44,300                                          1,181,038
                                                                                                  ----------------------
                                                                                                              3,765,044
                                                                                                  ----------------------
Apparel Manufacturers (1.05%)
Carter's Inc (b)                                              19,500                                            550,485
Hartmarx Corp (b)                                             57,600                                            409,536
Kellwood Co (a)                                               14,600                                            446,760
Maidenform Brands Inc (a)(b)                                  27,600                                            611,340
Oxford Industries Inc                                          2,100                                            110,838
Phillips-Van Heusen                                           42,300                                          1,935,648
Quiksilver Inc (a)(b)                                         29,600                                            412,920
                                                                                                  ----------------------
                                                                                                              4,477,527
                                                                                                  ----------------------
Applications Software (0.33%)
Actuate Corp (b)                                              66,600                                            347,652
American Reprographics Co (a)(b)                              14,200                                            504,100
Progress Software Corp (b)                                    12,400                                            356,996
Quest Software Inc (a)(b)                                     13,200                                            194,436
                                                                                                  ----------------------
                                                                                                              1,403,184
                                                                                                  ----------------------
Audio & Video Products (0.11%)
Audiovox Corp (b)                                             37,200                                            488,064
                                                                                                  ----------------------

Auto/Truck Parts & Equipment - Original (0.81%)
American Axle & Manufacturing Holdings (a)                    18,800                                            352,500
Auto/Truck Parts & Equipment - Original
ArvinMeritor Inc (a)                                          55,000                                            826,100
Keystone Automotive Industries Inc (a)(b)                      6,600                                            253,836
Modine Manufacturing Co                                       19,500                                            464,295
Tenneco Inc (a)(b)                                            40,000                                            908,000
TRW Automotive Holdings Corp (b)                              18,700                                            479,655
Visteon Corp (a)(b)                                           26,000                                            191,880
                                                                                                  ----------------------
                                                                                                              3,476,266
                                                                                                  ----------------------
Auto/Truck Parts & Equipment - Replacement (0.17%)
Aftermarket Technology Corp (a)(b)                            20,000                                            375,800
Commercial Vehicle Group Inc (a)(b)                           16,500                                            339,900
                                                                                                  ----------------------
                                                                                                                715,700
                                                                                                  ----------------------
B2B - E-Commerce (0.13%)
Ariba Inc (a)(b)                                              42,100                                            317,855
webMethods Inc (a)(b)                                         30,800                                            231,616
                                                                                                  ----------------------
                                                                                                                549,471
                                                                                                  ----------------------
Batteries & Battery Systems (0.11%)
Greatbatch Inc (a)(b)                                         20,200                                            454,298
                                                                                                  ----------------------

Building - Heavy Construction (0.56%)
Granite Construction Inc                                      20,900                                          1,088,890
Washington Group International Inc                            23,100                                          1,307,922
                                                                                                  ----------------------
                                                                                                              2,396,812
                                                                                                  ----------------------
Building - Maintenance & Service (0.33%)
ABM Industries Inc                                            24,900                                            494,514
Healthcare Services Group                                     33,200                                            902,376
                                                                                                  ----------------------
                                                                                                              1,396,890
                                                                                                  ----------------------
Building - Residential & Commercial (0.08%)
Levitt Corp                                                   12,475                                            160,553
WCI Communities Inc (a)(b)                                    10,800                                            174,096
                                                                                                  ----------------------
                                                                                                                334,649
                                                                                                  ----------------------
Building & Construction - Miscellaneous (0.02%)
Builders FirstSource Inc (a)(b)                                6,800                                            107,576
                                                                                                  ----------------------

Building & Construction Products - Miscellaneous (0.19%)
NCI Building Systems Inc (a)(b)                               13,900                                            831,915
                                                                                                  ----------------------

Building Products - Cement & Aggregate (0.10%)
Eagle Materials Inc (a)                                       12,200                                            447,740
                                                                                                  ----------------------

Building Products - Doors & Windows (0.05%)
Apogee Enterprises Inc                                        14,100                                            226,869
                                                                                                  ----------------------

Building Products - Light Fixtures (0.24%)
Genlyte Group Inc (a)(b)                                       6,600                                            509,916
LSI Industries Inc                                            27,600                                            495,420
                                                                                                  ----------------------
                                                                                                              1,005,336
                                                                                                  ----------------------
Building Products - Wood (0.18%)
Universal Forest Products Inc                                 16,900                                            766,922
                                                                                                  ----------------------

Cable TV (0.35%)
Charter Communications Inc (a)(b)                            269,400                                            619,620
Lodgenet Entertainment Corp (b)                               37,300                                            857,900
                                                                                                  ----------------------
                                                                                                              1,477,520
                                                                                                  ----------------------

Capacitors (0.03%)
Kemet Corp (a)(b)                                             15,300                                            112,455
                                                                                                  ----------------------

Casino Hotels (0.22%)
Ameristar Casinos Inc                                          2,700                                             66,447
Aztar Corp (b)                                                 9,000                                            482,130
Monarch Casino & Resort Inc (a)(b)                            17,800                                            394,804
                                                                                                  ----------------------
                                                                                                                943,381
                                                                                                  ----------------------
Cellular Telecommunications (0.11%)
Centennial Communications Corp                                17,900                                             92,364
Dobson Communications Corp (a)(b)                             47,200                                            366,272
                                                                                                  ----------------------
                                                                                                                458,636
                                                                                                  ----------------------
Chemicals - Diversified (0.37%)
FMC Corp                                                       4,100                                            281,055
Georgia Gulf Corp (a)                                         26,900                                            575,391
Rockwood Holdings Inc (a)(b)                                  20,000                                            466,200
Westlake Chemical Corp                                         7,900                                            249,245
                                                                                                  ----------------------
                                                                                                              1,571,891
                                                                                                  ----------------------
Chemicals - Plastics (0.39%)
PolyOne Corp (a)(b)                                          116,600                                            956,120
Spartech Corp                                                 25,200                                            690,480
                                                                                                  ----------------------
                                                                                                              1,646,600
                                                                                                  ----------------------
Chemicals - Specialty (1.44%)
Arch Chemicals Inc                                            13,500                                            451,710
HB Fuller Co                                                  87,700                                          2,174,083
Hercules Inc (b)                                              61,200                                          1,113,840
Minerals Technologies Inc                                      5,900                                            325,444
NewMarket Corp (a)                                             5,500                                            353,650
OM Group Inc (b)                                               9,300                                            530,100
Sensient Technologies Corp                                    36,900                                            850,545
WR Grace & Co (a)(b)                                          25,500                                            341,700
                                                                                                  ----------------------
                                                                                                              6,141,072
                                                                                                  ----------------------
Circuit Boards (0.10%)
Park Electrochemical Corp                                      7,500                                            230,400
TTM Technologies Inc (b)                                      17,600                                            213,840
                                                                                                  ----------------------
                                                                                                                444,240
                                                                                                  ----------------------
Collectibles (0.16%)
RC2 Corp (b)                                                  14,900                                            673,182
                                                                                                  ----------------------

Commercial Banks (11.19%)
1st Source Corp                                               19,270                                            608,161
Amcore Financial Inc (a)                                       9,400                                            294,314
AmericanWest Bancorp                                           6,900                                            144,348
Ameris Bancorp (a)                                            11,160                                            311,476
Bancfirst Corp                                                 6,200                                            308,450
Bancorp Inc/Wilmington DE (a)(b)                              12,000                                            288,600
Bank of Granite Corp                                          14,875                                            278,906
Banner Corp                                                    4,600                                            199,916
Camden National Corp                                           6,100                                            270,840
Capital Corp of the West (a)                                   1,440                                             43,560
Capitol Bancorp Ltd                                            9,000                                            422,280
Cardinal Financial Corp                                       23,900                                            246,170
Cathay General Bancorp (a)                                     9,200                                            316,940
Centennial Bank Holdings Inc (a)(b)                           22,200                                            213,120
Central Pacific Financial Corp                                27,200                                          1,000,688
Chemical Financial Corp (a)                                   12,556                                            375,550
Chittenden Corp                                               14,200                                            418,758

Commercial Banks
Citizens Banking Corp                                         23,500                                            610,295
City Bank/Lynnwood WA (a)                                      5,700                                            306,318
City Holding Co                                               22,500                                            882,000
Colonial BancGroup Inc/The                                    37,200                                            886,848
Columbia Banking System Inc                                   25,335                                            802,613
Community Bancorp/NV (a)(b)                                   11,000                                            319,110
Community Bank System Inc                                     12,400                                            308,140
Community Trust Bancorp Inc (a)                               15,187                                            582,877
Corus Bankshares Inc (a)                                      92,800                                          1,905,184
Cullen/Frost Bankers Inc (a)                                  14,200                                            769,072
CVB Financial Corp (a)                                        25,600                                            371,968
Farmers Capital Bank Corp                                      3,400                                            122,604
First Bancorp/Puerto Rico (a)                                 43,600                                            431,640
First Charter Corp                                            17,900                                            445,531
First Citizens BancShares Inc/NC                               2,500                                            469,500
First Community Bancorp Inc/CA (a)                            22,200                                          1,187,034
First Community Bancshares Inc/VA (a)                          8,500                                            309,995
First Regional Bancorp/Los Angeles CA (b)                      5,700                                            181,602
First Republic Bank/San Francisco CA (a)                      32,550                                          1,267,497
FNB Corp/PA (a)                                               26,300                                            445,259
FNB Corp/VA                                                    5,700                                            210,102
Fremont General Corp                                          25,800                                            374,874
Great Southern Bancorp Inc (a)                                 8,200                                            257,234
Greater Bay Bancorp                                           56,600                                          1,457,450
Greene County Bancshares Inc (a)                               3,500                                            131,950
Hanmi Financial Corp                                         112,200                                          2,397,714
Heartland Financial USA Inc (a)                                5,100                                            146,166
Heritage Commerce Corp                                         2,500                                             61,200
Horizon Financial Corp                                         5,375                                            125,130
IBERIABANK Corp                                               26,175                                          1,540,137
Independent Bank Corp/MI                                      27,406                                            655,003
Independent Bank Corp/Rockland MA                             23,700                                            793,713
Integra Bank Corp                                             13,200                                            349,008
Intervest Bancshares Corp (a)(b)                               9,700                                            346,678
Irwin Financial Corp (a)                                      48,600                                          1,077,462
ITLA Capital Corp                                              3,300                                            188,496
Lakeland Financial Corp                                        3,000                                             77,760
MainSource Financial Group Inc (a)                            29,226                                            531,329
MB Financial Inc (a)                                           5,700                                            205,542
MBT Financial Corp                                             5,700                                             88,350
Mercantile Bank Corp                                           5,731                                            227,349
Mid-State Bancshares (a)                                      13,000                                            389,870
Nara Bancorp Inc                                              12,000                                            228,000
National Penn Bancshares Inc                                  16,068                                            329,233
Old Second Bancorp Inc                                           100                                              3,024
Oriental Financial Group (a)                                  17,970                                            214,921
Pacific Capital Bancorp                                       19,300                                            593,668
Peoples Bancorp Inc/OH                                         9,330                                            274,115
Prosperity Bancshares Inc                                     10,900                                            378,121
Provident Bankshares Corp                                     22,700                                            820,378
Renasant Corp (a)                                             11,250                                            359,888
Republic Bancorp Inc/KY                                        2,427                                             51,889
Republic Bancorp Inc/MI                                       65,366                                            874,597
R-G Financial Corp (a)                                        50,600                                            389,620
Royal Bancshares of Pennsylvania                                 744                                             20,386
Santander BanCorp                                              2,100                                             39,270
SCBT Financial Corp                                              940                                             38,775
Security Bank Corp/GA (a)                                      9,300                                            225,339
Sierra Bancorp                                                   900                                             27,909
Commercial Banks
Simmons First National Corp                                   15,200                                            466,640
Southwest Bancorp Inc/Stillwater OK (a)                       38,300                                          1,038,313
Sterling Bancshares Inc/TX (a)                                88,700                                          1,624,097
Sterling Financial Corp/PA (a)                                18,987                                            438,220
Sterling Financial Corp/WA                                    70,893                                          2,357,901
Summit Bancshares Inc/TX                                      13,500                                            366,525
SVB Financial Group (a)(b)                                    14,900                                            685,698
Taylor Capital Group Inc                                      15,200                                            529,720
Texas Regional Bancshares Inc                                 21,480                                            834,498
Trico Bancshares                                               9,000                                            234,000
Umpqua Holdings Corp                                          40,081                                          1,131,887
Union Bankshares Corp/VA                                      13,900                                            417,556
United Bankshares Inc (a)                                      7,300                                            278,787
United Community Banks Inc/GA                                 14,500                                            455,880
W Holding Co Inc                                              66,246                                            376,940
West Coast Bancorp/OR (a)                                     35,800                                          1,177,820
Whitney Holding Corp                                          14,700                                            480,102
                                                                                                  ----------------------
                                                                                                             47,743,398
                                                                                                  ----------------------
Commercial Services (0.48%)
Arbitron Inc (a)                                               3,200                                            134,400
First Advantage Corp (a)(b)                                   22,200                                            461,982
Startek Inc (a)                                                4,600                                             62,744
TeleTech Holdings Inc (a)(b)                                  35,100                                            681,291
Vertrue Inc (a)(b)                                            15,900                                            715,023
                                                                                                  ----------------------
                                                                                                              2,055,440
                                                                                                  ----------------------
Commercial Services - Finance (0.29%)
CBIZ Inc (a)(b)                                               66,800                                            470,272
Deluxe Corp                                                   11,200                                            253,904
Dollar Financial Corp (b)                                     13,984                                            324,708
NCO Group Inc (b)                                              6,500                                            175,240
                                                                                                  ----------------------
                                                                                                              1,224,124
                                                                                                  ----------------------
Communications Software (0.40%)
Avid Technology Inc (a)(b)                                    22,900                                            827,148
Digi International Inc (a)(b)                                 33,500                                            469,670
Inter-Tel Inc                                                 20,500                                            424,145
                                                                                                  ----------------------
                                                                                                              1,720,963
                                                                                                  ----------------------
Computer Aided Design (0.18%)
Aspen Technology Inc (a)(b)                                   23,000                                            230,460
Parametric Technology Corp (b)                                28,640                                            559,626
                                                                                                  ----------------------
                                                                                                                790,086
                                                                                                  ----------------------
Computer Services (0.68%)
Ciber Inc (b)                                                 35,200                                            241,120
Covansys Corp (b)                                             40,100                                            938,340
Perot Systems Corp (b)                                        61,300                                            904,175
SI International Inc (b)                                       5,500                                            182,380
SYKES Enterprises Inc (a)(b)                                  15,600                                            316,524
Tyler Technologies Inc (a)(b)                                 21,100                                            299,409
                                                                                                  ----------------------
                                                                                                              2,881,948
                                                                                                  ----------------------
Computer Software (0.10%)
Blackbaud Inc (a)                                             17,800                                            445,000
                                                                                                  ----------------------

Computers (0.22%)
Gateway Inc (a)(b)                                            39,600                                             66,528
Palm Inc (a)(b)                                               57,542                                            883,270
                                                                                                  ----------------------
                                                                                                                949,798
                                                                                                  ----------------------

Computers - Integrated Systems (0.90%)
Agilysys Inc                                                  49,500                                            734,085
Brocade Communications Systems Inc (a)(b)                    181,300                                          1,470,343
Intergraph Corp (b)                                            4,600                                            200,974
Kronos Inc/MA (a)(b)                                           9,000                                            305,100
McData Corp - A Shares (b)                                    96,400                                            546,588
MTS Systems Corp                                              12,100                                            402,809
Radisys Corp (a)(b)                                            9,000                                            164,970
                                                                                                  ----------------------
                                                                                                              3,824,869
                                                                                                  ----------------------
Computers - Memory Devices (0.46%)
Hutchinson Technology Inc (a)(b)                              14,500                                            335,675
Imation Corp                                                  17,700                                            810,129
Komag Inc (a)(b)                                              10,100                                            386,325
Quantum Corp (b)                                             174,200                                            379,756
Silicon Storage Technology Inc (b)                            15,600                                             65,364
                                                                                                  ----------------------
                                                                                                              1,977,249
                                                                                                  ----------------------
Computers - Peripheral Equipment (0.17%)
Electronics for Imaging (a)(b)                                30,000                                            709,200
                                                                                                  ----------------------

Computers - Voice Recognition (0.05%)
Talx Corp (a)                                                  9,000                                            218,880
                                                                                                  ----------------------

Consulting Services (0.74%)
BearingPoint Inc (a)(b)                                      116,900                                            973,777
Clark Inc                                                      7,200                                             90,072
CRA International Inc (b)                                        700                                             35,581
FTI Consulting Inc (a)(b)                                     19,500                                            553,995
Gartner Inc (a)(b)                                            28,200                                            524,520
MAXIMUS Inc                                                   15,800                                            440,978
Watson Wyatt Worldwide Inc                                    12,100                                            546,315
                                                                                                  ----------------------
                                                                                                              3,165,238
                                                                                                  ----------------------
Consumer Products - Miscellaneous (0.79%)
Prestige Brands Holdings Inc (b)                              58,700                                            692,660
Spectrum Brands Inc (a)(b)                                    10,300                                            100,116
Tupperware Brands Corp                                       114,200                                          2,424,466
Yankee Candle Co Inc                                           5,200                                            176,020
                                                                                                  ----------------------
                                                                                                              3,393,262
                                                                                                  ----------------------
Containers - Metal & Glass (1.08%)
Greif Inc                                                     23,700                                          2,220,927
Silgan Holdings Inc (a)                                       57,700                                          2,387,049
                                                                                                  ----------------------
                                                                                                              4,607,976
                                                                                                  ----------------------
Cosmetics & Toiletries (0.28%)
Chattem Inc (a)(b)                                            13,100                                            555,702
Elizabeth Arden Inc (b)                                       37,800                                            659,232
                                                                                                  ----------------------
                                                                                                              1,214,934
                                                                                                  ----------------------
Data Processing & Management (0.21%)
CSG Systems International Inc (a)(b)                          16,200                                            437,076
eFunds Corp (b)                                               16,500                                            409,200
infoUSA Inc (a)                                                5,300                                             58,247
                                                                                                  ----------------------
                                                                                                                904,523
                                                                                                  ----------------------
Decision Support Software (0.03%)
QAD Inc                                                        6,300                                             52,038
SPSS Inc (b)                                                   2,700                                             74,709
                                                                                                  ----------------------
                                                                                                                126,747
                                                                                                  ----------------------

Diagnostic Kits (0.05%)
Biosite Inc (a)(b)                                             4,700                                            215,871
                                                                                                  ----------------------

Disposable Medical Products (0.03%)
ICU Medical Inc (a)(b)                                         2,800                                            118,300
                                                                                                  ----------------------

Distribution & Wholesale (0.81%)
Brightpoint Inc (b)                                           31,030                                            375,463
Building Material Holding Corp (a)                            52,800                                          1,375,968
United Stationers Inc (b)                                     28,900                                          1,379,975
Watsco Inc                                                     6,500                                            323,700
                                                                                                  ----------------------
                                                                                                              3,455,106
                                                                                                  ----------------------
Diversified Manufacturing Operations (1.40%)
Actuant Corp (a)                                               8,700                                            446,658
Acuity Brands Inc                                             22,600                                          1,119,604
Ameron International Corp                                      6,400                                            468,800
AO Smith Corp                                                 10,400                                            365,664
Barnes Group Inc (a)                                          55,500                                          1,112,775
EnPro Industries Inc (a)(b)                                   51,200                                          1,638,400
ESCO Technologies Inc (b)                                      6,600                                            286,572
Griffon Corp (b)                                              15,800                                            388,522
Jacuzzi Brands Inc (b)                                        13,200                                            163,548
                                                                                                  ----------------------
                                                                                                              5,990,543
                                                                                                  ----------------------
Diversified Operations & Commercial Services (0.20%)
Viad Corp                                                     16,600                                            613,370
Volt Information Sciences Inc (b)                              6,400                                            252,800
                                                                                                  ----------------------
                                                                                                                866,170
                                                                                                  ----------------------
E-Commerce - Products (0.11%)
FTD Group Inc (b)                                             29,700                                            473,715
                                                                                                  ----------------------

Electric - Integrated (2.98%)
Allete Inc                                                    16,500                                            744,150
Avista Corp                                                   68,300                                          1,758,042
Black Hills Corp (a)                                          25,300                                            873,103
CH Energy Group Inc                                            8,900                                            462,978
Cleco Corp                                                    52,200                                          1,341,540
El Paso Electric Co (b)                                       64,500                                          1,506,720
Great Plains Energy Inc (a)                                   20,300                                            660,562
Idacorp Inc                                                   35,800                                          1,411,594
UIL Holdings Corp                                              5,666                                            225,223
Unisource Energy Corp (a)                                     58,400                                          2,077,872
Westar Energy Inc                                             64,900                                          1,643,268
                                                                                                  ----------------------
                                                                                                             12,705,052
                                                                                                  ----------------------
Electronic Components - Miscellaneous (0.54%)
Bel Fuse Inc                                                   9,000                                            320,580
Benchmark Electronics Inc (b)                                 33,625                                            892,744
CTS Corp                                                      30,300                                            427,836
Methode Electronics Inc                                       26,600                                            294,462
Plexus Corp (a)(b)                                             6,700                                            146,864
Technitrol Inc                                                 8,300                                            209,326
                                                                                                  ----------------------
                                                                                                              2,291,812
                                                                                                  ----------------------
Electronic Components - Semiconductors (0.62%)
Actel Corp (b)                                                10,900                                            178,651
AMIS Holdings Inc (a)(b)                                      11,600                                            111,244
Amkor Technology Inc (a)(b)                                   39,200                                            270,872
Applied Micro Circuits Corp (b)                               80,800                                            246,440
Conexant Systems Inc (a)(b)                                  243,200                                            469,376

Electronic Components - Semiconductors
DSP Group Inc (a)(b)                                          10,900                                            236,748
Kopin Corp (b)                                                 4,100                                             14,637
Lattice Semiconductor Corp (b)                                29,800                                            185,058
ON Semiconductor Corp (a)(b)                                  32,500                                            202,150
Portalplayer Inc (a)(b)                                       12,000                                            144,360
Silicon Image Inc (b)                                         17,500                                            207,025
Skyworks Solutions Inc (b)                                    26,700                                            177,021
Zoran Corp (b)                                                13,300                                            185,136
                                                                                                  ----------------------
                                                                                                              2,628,718
                                                                                                  ----------------------
Electronic Design Automation (0.21%)
Magma Design Automation Inc (a)(b)                            18,200                                            169,442
Mentor Graphics Corp (a)(b)                                   42,800                                            722,036
                                                                                                  ----------------------
                                                                                                                891,478
                                                                                                  ----------------------
Electronic Measurement Instruments (0.02%)
Molecular Devices Corp (a)(b)                                  4,300                                             86,602
                                                                                                  ----------------------

Energy - Alternate Sources (0.01%)
Quantum Fuel Systems Technologies World (a)(b)                17,900                                             31,146
                                                                                                  ----------------------

Engineering - Research & Development Services (0.30%)
EMCOR Group Inc (b)                                            3,100                                            183,365
Shaw Group Inc/The (a)(b)                                     17,300                                            459,488
URS Corp (b)                                                  15,350                                            620,294
                                                                                                  ----------------------
                                                                                                              1,263,147
                                                                                                  ----------------------
Enterprise Software & Services (0.76%)
JDA Software Group Inc (a)(b)                                 57,200                                            841,412
Lawson Software Inc (b)                                       77,400                                            589,788
Mantech International Corp (b)                                 9,000                                            306,540
Sybase Inc (a)(b)                                             60,100                                          1,463,435
SYNNEX Corp (a)(b)                                             1,400                                             31,430
                                                                                                  ----------------------
                                                                                                              3,232,605
                                                                                                  ----------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (b)                                             1,800                                             32,724
                                                                                                  ----------------------

Fiduciary Banks (0.10%)
Boston Private Financial Holdings Inc                         15,500                                            428,420
                                                                                                  ----------------------

Finance - Consumer Loans (0.61%)
Asta Funding Inc (a)                                          18,600                                            633,144
Ocwen Financial Corp (a)(b)                                   25,400                                            397,510
World Acceptance Corp (a)(b)                                  31,600                                          1,579,684
                                                                                                  ----------------------
                                                                                                              2,610,338
                                                                                                  ----------------------
Finance - Credit Card (0.38%)
Advanta Corp - B Shares (a)                                   19,300                                            757,332
CompuCredit Corp (a)(b)                                       24,600                                            855,096
                                                                                                  ----------------------
                                                                                                              1,612,428
                                                                                                  ----------------------
Finance - Investment Banker & Broker (0.83%)
Greenhill & Co Inc                                               500                                             33,970
Investment Technology Group Inc (b)                            8,800                                            410,960
Jefferies Group Inc                                           13,900                                            399,347
Knight Capital Group Inc (a)(b)                              110,100                                          2,053,365
LaBranche & Co Inc (a)(b)                                     29,700                                            263,439
Piper Jaffray Cos (b)                                          5,300                                            366,495
                                                                                                  ----------------------
                                                                                                              3,527,576
                                                                                                  ----------------------

Finance - Leasing Company (0.16%)
Financial Federal Corp (a)                                    16,200                                            445,824
Marlin Business Services Corp (a)(b)                          10,900                                            251,899
                                                                                                  ----------------------
                                                                                                                697,723
                                                                                                  ----------------------
Finance - Mortgage Loan/Banker (0.22%)
Accredited Home Lenders Holding Co (a)(b)                     11,700                                            358,020
CharterMac (a)                                                18,200                                            370,370
Doral Financial Corp (a)                                      23,300                                            107,180
Federal Agricultural Mortgage Corp (a)                         4,400                                            115,720
                                                                                                  ----------------------
                                                                                                                951,290
                                                                                                  ----------------------
Finance - Other Services (0.00%)
eSpeed Inc (a)(b)                                              1,300                                             12,818
                                                                                                  ----------------------

Food - Baking (0.29%)
Flowers Foods Inc (a)                                         46,375                                          1,260,009
                                                                                                  ----------------------

Food - Canned (0.19%)
TreeHouse Foods Inc (b)                                       32,400                                            821,664
                                                                                                  ----------------------

Food - Meat Products (0.02%)
Premium Standard Farms Inc                                     3,500                                             67,340
                                                                                                  ----------------------

Food - Miscellaneous/Diversified (0.39%)
Chiquita Brands International Inc (a)                         40,400                                            553,480
J&J Snack Foods Corp                                           8,100                                            270,621
Ralcorp Holdings Inc (b)                                      16,900                                            835,705
                                                                                                  ----------------------
                                                                                                              1,659,806
                                                                                                  ----------------------
Food - Retail (0.04%)
Ruddick Corp (a)                                               5,500                                            155,100
                                                                                                  ----------------------

Food - Wholesale & Distribution (0.32%)
Nash Finch Co (a)                                              5,500                                            142,725
Performance Food Group Co (b)                                 12,100                                            351,747
Spartan Stores Inc                                            41,500                                            858,220
                                                                                                  ----------------------
                                                                                                              1,352,692
                                                                                                  ----------------------
Footwear & Related Apparel (0.34%)
Deckers Outdoor Corp (a)(b)                                    4,100                                            217,997
Skechers U.S.A. Inc (a)(b)                                    24,300                                            726,327
Wolverine World Wide Inc                                      18,600                                            527,496
                                                                                                  ----------------------
                                                                                                              1,471,820
                                                                                                  ----------------------
Funeral Services & Related Items (0.20%)
Alderwoods Group Inc (b)                                      16,000                                            318,240
Stewart Enterprises Inc                                       84,200                                            520,356
                                                                                                  ----------------------
                                                                                                                838,596
                                                                                                  ----------------------
Gas - Distribution (2.37%)
Atmos Energy Corp                                             17,900                                            550,067
Laclede Group Inc/The                                         27,100                                            965,573
New Jersey Resources Corp (a)                                 42,500                                          2,204,050
Nicor Inc (a)                                                 21,800                                          1,001,928
Northwest Natural Gas Co                                      27,000                                          1,116,990
Piedmont Natural Gas Co (a)                                   15,800                                            426,600
South Jersey Industries Inc                                   43,400                                          1,342,362
Southwest Gas Corp                                            55,900                                          2,005,692
WGL Holdings Inc                                              15,400                                            499,730
                                                                                                  ----------------------
                                                                                                             10,112,992
                                                                                                  ----------------------

Health Care Cost Containment (0.03%)
Healthspring Inc (a)(b)                                        6,900                                            138,966
                                                                                                  ----------------------

Home Furnishings (0.55%)
Ethan Allen Interiors Inc (a)                                 16,700                                            594,854
Furniture Brands International Inc (a)                        57,000                                          1,060,200
Kimball International Inc                                     15,900                                            395,115
Sealy Corp                                                    19,900                                            279,993
                                                                                                  ----------------------
                                                                                                              2,330,162
                                                                                                  ----------------------
Human Resources (0.65%)
AMN Healthcare Services Inc (b)                               23,900                                            604,431
Hewitt Associates Inc (a)(b)                                  16,500                                            412,995
Kforce Inc (a)(b)                                             20,300                                            303,891
MPS Group Inc (b)                                             52,400                                            799,100
Spherion Corp (b)                                             87,900                                            637,275
                                                                                                  ----------------------
                                                                                                              2,757,692
                                                                                                  ----------------------
Identification Systems - Development (0.20%)
Checkpoint Systems Inc (a)(b)                                 41,300                                            752,073
Paxar Corp (a)(b)                                              4,100                                             82,082
                                                                                                  ----------------------
                                                                                                                834,155
                                                                                                  ----------------------
Instruments - Controls (0.22%)
Watts Water Technologies Inc                                  25,300                                            941,666
                                                                                                  ----------------------

Internet Application Software (0.20%)
Interwoven Inc (a)(b)                                         30,300                                            385,416
Stellent Inc                                                   7,600                                             84,892
Vignette Corp (b)                                             22,600                                            368,380
                                                                                                  ----------------------
                                                                                                                838,688
                                                                                                  ----------------------
Internet Connectivity Services (0.01%)
Redback Networks Inc (a)(b)                                    3,500                                             55,370
                                                                                                  ----------------------

Internet Content - Information & News (0.12%)
Harris Interactive Inc (b)                                    56,500                                            377,420
ProQuest Co (a)(b)                                            11,400                                            145,806
                                                                                                  ----------------------
                                                                                                                523,226
                                                                                                  ----------------------
Internet Infrastructure Equipment (0.45%)
Avocent Corp (b)                                              51,800                                          1,901,578
                                                                                                  ----------------------

Internet Infrastructure Software (0.20%)
TIBCO Software Inc (b)                                        92,900                                            859,325
                                                                                                  ----------------------

Internet Security (0.26%)
Ipass Inc (a)(b)                                              14,700                                             78,351
Secure Computing Corp (a)(b)                                  60,200                                            432,236
SonicWALL Inc (a)(b)                                          56,500                                            593,250
                                                                                                  ----------------------
                                                                                                              1,103,837
                                                                                                  ----------------------
Investment Companies (0.36%)
MCG Capital Corp (a)                                          25,200                                            451,584
Medallion Financial Corp (a)                                  15,300                                            182,835
Technology Investment Capital Corp                            59,449                                            904,219
                                                                                                  ----------------------
                                                                                                              1,538,638
                                                                                                  ----------------------
Investment Management & Advisory Services (0.29%)
Calamos Asset Management Inc                                  15,400                                            449,988
National Financial Partners Corp (a)                          20,100                                            791,940
                                                                                                  ----------------------
                                                                                                              1,241,928
                                                                                                  ----------------------

Lasers - Systems & Components (0.52%)
Coherent Inc (b)                                              19,300                                            622,039
Cymer Inc (a)(b)                                               7,200                                            333,576
Electro Scientific Industries Inc (a)(b)                       2,800                                             55,860
Newport Corp (b)                                              25,600                                            553,472
Rofin-Sinar Technologies Inc (b)                              10,900                                            671,222
                                                                                                  ----------------------
                                                                                                              2,236,169
                                                                                                  ----------------------
Leisure & Recreation Products (0.22%)
K2 Inc (b)                                                    70,100                                            957,566
                                                                                                  ----------------------

Life & Health Insurance (0.89%)
Delphi Financial Group                                        64,375                                          2,526,719
Phoenix Cos Inc/The                                           39,700                                            628,848
Universal American Financial Corp (b)                         35,300                                            656,227
                                                                                                  ----------------------
                                                                                                              3,811,794
                                                                                                  ----------------------
Machinery - Construction & Mining (0.04%)
Astec Industries Inc (a)(b)                                    5,700                                            181,773
                                                                                                  ----------------------

Machinery - Electrical (0.25%)
Regal-Beloit Corp (a)                                         21,300                                          1,053,285
                                                                                                  ----------------------

Machinery - Farm (0.03%)
Gehl Co (a)(b)                                                 5,100                                            145,554
                                                                                                  ----------------------

Machinery - General Industry (1.07%)
Applied Industrial Technologies Inc                           82,675                                          2,376,079
Gardner Denver Inc (b)                                        17,900                                            608,421
Kadant Inc (a)(b)                                                400                                             10,920
Sauer-Danfoss Inc (a)                                          8,600                                            228,072
Tennant Co (a)                                                10,000                                            276,500
Wabtec Corp                                                   34,100                                          1,070,399
                                                                                                  ----------------------
                                                                                                              4,570,391
                                                                                                  ----------------------
Machinery - Material Handling (0.25%)
Cascade Corp                                                   9,900                                            506,880
NACCO Industries Inc                                           3,700                                            557,220
                                                                                                  ----------------------
                                                                                                              1,064,100
                                                                                                  ----------------------
Machinery - Pumps (0.00%)
Tecumseh Products Co (a)(b)                                      600                                             10,080
                                                                                                  ----------------------

Medical  - Outpatient & Home Medical Care (0.04%)
Apria Healthcare Group Inc (a)(b)                              7,400                                            172,346
                                                                                                  ----------------------

Medical - Biomedical/Gene (0.40%)
Applera Corp - Celera Genomics Group (b)                       9,900                                            153,648
Arena Pharmaceuticals Inc (a)(b)                              16,100                                            245,525
Bio-Rad Laboratories Inc (b)                                  10,700                                            785,594
Lifecell Corp (a)(b)                                          12,800                                            299,904
Martek Biosciences Corp (a)(b)                                   900                                             21,348
Nektar Therapeutics (a)(b)                                    13,100                                            189,033
                                                                                                  ----------------------
                                                                                                              1,695,052
                                                                                                  ----------------------
Medical - Drugs (0.32%)
Adams Respiratory Therapeutics Inc (a)(b)                      7,100                                            306,010
Adolor Corp (a)(b)                                            12,423                                            170,319
Cubist Pharmaceuticals Inc (a)(b)                             11,900                                            265,013
Sciele Pharma Inc (a)(b)                                      21,300                                            464,553

Medical - Drugs
Valeant Pharmaceuticals International (a)                      7,900                                            147,572
                                                                                                  ----------------------
                                                                                                              1,353,467
                                                                                                  ----------------------
Medical - Generic Drugs (0.40%)
Alpharma Inc                                                  42,900                                            946,803
Perrigo Co (a)                                                41,700                                            746,013
                                                                                                  ----------------------
                                                                                                              1,692,816
                                                                                                  ----------------------
Medical - HMO (0.65%)
AMERIGROUP Corp (b)                                           50,200                                          1,503,992
Magellan Health Services Inc (b)                              24,800                                          1,082,272
Molina Healthcare Inc (a)(b)                                   5,100                                            200,073
                                                                                                  ----------------------
                                                                                                              2,786,337
                                                                                                  ----------------------
Medical - Nursing Homes (0.22%)
Genesis HealthCare Corp (a)(b)                                   600                                             29,058
Kindred Healthcare Inc (a)(b)                                 33,700                                            909,900
                                                                                                  ----------------------
                                                                                                                938,958
                                                                                                  ----------------------
Medical - Outpatient & Home Medical Care (0.27%)
Gentiva Health Services Inc (a)(b)                            56,395                                          1,046,127
Res-Care Inc (a)(b)                                            6,400                                            123,776
                                                                                                  ----------------------
                                                                                                              1,169,903
                                                                                                  ----------------------
Medical Information Systems (0.23%)
Computer Programs & Systems Inc                                5,800                                            198,360
Per-Se Technologies Inc (a)(b)                                32,700                                            800,496
                                                                                                  ----------------------
                                                                                                                998,856
                                                                                                  ----------------------
Medical Instruments (0.17%)
Conmed Corp (a)(b)                                            31,700                                            703,423
SurModics Inc (a)(b)                                             200                                              6,980
                                                                                                  ----------------------
                                                                                                                710,403
                                                                                                  ----------------------
Medical Laser Systems (0.03%)
LCA-Vision Inc (a)                                             4,200                                            147,546
                                                                                                  ----------------------

Medical Products (0.46%)
Haemonetics Corp/Mass (b)                                     11,900                                            542,640
HealthTronics Inc (b)                                         80,200                                            555,786
Invacare Corp                                                  7,300                                            159,359
PSS World Medical Inc (a)(b)                                  26,700                                            537,204
Viasys Healthcare Inc (b)                                      5,900                                            169,035
                                                                                                  ----------------------
                                                                                                              1,964,024
                                                                                                  ----------------------
Medical Sterilization Products (0.22%)
STERIS Corp                                                   39,300                                            957,741
                                                                                                  ----------------------

Metal - Iron (0.04%)
Gibraltar Industries Inc                                       7,900                                            166,769
                                                                                                  ----------------------

Metal Processors & Fabrication (0.89%)
CIRCOR International Inc                                      10,600                                            349,482
Commercial Metals Co                                          44,500                                          1,184,145
Mueller Industries Inc                                        13,500                                            495,045
NN INC                                                        26,100                                            294,669
Quanex Corp                                                   43,775                                          1,466,900
                                                                                                  ----------------------
                                                                                                              3,790,241
                                                                                                  ----------------------
Miscellaneous Manufacturers (0.23%)
Freightcar America Inc (a)                                     6,800                                            361,556
Reddy Ice Holdings Inc                                        25,900                                            621,600
                                                                                                  ----------------------
                                                                                                                983,156
                                                                                                  ----------------------

Motion Pictures & Services (0.15%)
Macrovision Corp (a)(b)                                       23,400                                            622,674
                                                                                                  ----------------------

MRI - Medical Diagnostic Imaging (0.09%)
Alliance Imaging Inc (a)(b)                                   46,400                                            392,544
                                                                                                  ----------------------

Multi-Line Insurance (0.16%)
Direct General Corp                                           10,300                                            135,857
Horace Mann Educators Corp                                    27,700                                            557,878
                                                                                                  ----------------------
                                                                                                                693,735
                                                                                                  ----------------------
Multimedia (0.27%)
Entravision Communications Corp (a)(b)                        39,800                                            292,132
Journal Communications Inc                                    53,500                                            625,950
Media General Inc                                              5,800                                            215,180
                                                                                                  ----------------------
                                                                                                              1,133,262
                                                                                                  ----------------------
Music (0.08%)
Steinway Musical Instruments (b)                              11,700                                            347,022
                                                                                                  ----------------------

Networking Products (0.98%)
Adaptec Inc (b)                                               44,800                                            202,944
Aeroflex Inc (b)                                              86,800                                            937,440
Anixter International Inc (a)(b)                              14,900                                            890,424
Black Box Corp                                                11,100                                            494,949
Foundry Networks Inc (b)                                      39,900                                            505,134
Hypercom Corp (a)(b)                                          16,200                                            105,138
Polycom Inc (a)(b)                                            30,750                                            842,550
SafeNet Inc (a)(b)                                            10,552                                            225,813
                                                                                                  ----------------------
                                                                                                              4,204,392
                                                                                                  ----------------------
Non-Ferrous Metals (0.20%)
USEC Inc                                                      76,300                                            851,508
                                                                                                  ----------------------

Non-Hazardous Waste Disposal (0.02%)
Waste Services Inc (a)(b)                                      8,333                                             83,497
                                                                                                  ----------------------

Office Automation & Equipment (0.21%)
Global Imaging Systems Inc (b)                                 1,000                                             21,770
IKON Office Solutions Inc                                     57,900                                            863,289
                                                                                                  ----------------------
                                                                                                                885,059
                                                                                                  ----------------------
Office Supplies & Forms (0.29%)
Ennis Inc (a)                                                  7,100                                            163,087
John H Harland Co (a)                                         26,400                                          1,079,496
                                                                                                  ----------------------
                                                                                                              1,242,583
                                                                                                  ----------------------
Oil - Field Services (1.04%)
Basic Energy Services Inc (b)                                 18,700                                            457,028
Hanover Compressor Co (a)(b)                                  10,900                                            201,868
Helix Energy Solutions Group Inc (a)(b)                        1,569                                             50,679
Oil States International Inc (b)                              26,100                                            757,944
RPC Inc                                                       27,500                                            597,300
Trico Marine Services Inc (a)(b)                              37,700                                          1,285,570
Union Drilling Inc (b)                                        15,300                                            194,769
Universal Compression Holdings Inc (b)                        14,500                                            873,770
                                                                                                  ----------------------
                                                                                                              4,418,928
                                                                                                  ----------------------
Oil & Gas Drilling (0.10%)
Parker Drilling Co (b)                                        54,700                                            447,993
                                                                                                  ----------------------


Oil Company - Exploration & Production (1.54%)
Bois d'Arc Energy Inc (a)(b)                                  12,900                                            207,432
Callon Petroleum Co (b)                                       49,800                                            765,924
Cimarex Energy Co                                             19,900                                            716,798
Comstock Resources Inc (b)                                    15,200                                            424,080
Edge Petroleum Corp (b)                                       21,700                                            395,157
Energy Partners Ltd (a)(b)                                    17,000                                            415,310
Harvest Natural Resources Inc (a)(b)                          25,900                                            287,749
Houston Exploration Co (b)                                    11,100                                            601,176
PetroHawk Energy Corp (a)(b)                                  20,100                                            227,733
Rosetta Resources Inc (b)                                      3,200                                             57,856
Stone Energy Corp (a)(b)                                      25,400                                            989,838
Swift Energy Co (a)(b)                                        31,700                                          1,481,024
                                                                                                  ----------------------
                                                                                                              6,570,077
                                                                                                  ----------------------
Oil Field Machinery & Equipment (0.24%)
Dril-Quip Inc (b)                                             14,200                                            559,196
Lone Star Technologies Inc (b)                                 9,300                                            449,004
                                                                                                  ----------------------
                                                                                                              1,008,200
                                                                                                  ----------------------
Oil Refining & Marketing (0.21%)
Alon USA Energy Inc                                            6,500                                            182,455
Giant Industries Inc (b)                                       5,300                                            429,194
Western Refining Inc (a)                                      12,700                                            299,212
                                                                                                  ----------------------
                                                                                                                910,861
                                                                                                  ----------------------
Optical Supplies (0.08%)
Oakley Inc                                                    18,900                                            351,162
                                                                                                  ----------------------

Paper & Related Products (0.33%)
Glatfelter (a)                                                15,400                                            225,456
Rock-Tenn Co                                                  29,200                                            602,688
Schweitzer-Mauduit International Inc                          25,100                                            578,806
                                                                                                  ----------------------
                                                                                                              1,406,950
                                                                                                  ----------------------
Physical Therapy & Rehabilitation Centers (0.20%)
Psychiatric Solutions Inc (a)(b)                              25,900                                            859,880
                                                                                                  ----------------------

Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (b)                                3,300                                            148,269
                                                                                                  ----------------------

Power Converter & Supply Equipment (0.05%)
Advanced Energy Industries Inc (a)(b)                         12,300                                            193,356
                                                                                                  ----------------------

Printing - Commercial (0.17%)
Banta Corp                                                       700                                             30,996
Consolidated Graphics Inc (b)                                  8,700                                            540,879
Valassis Communications Inc (a)(b)                             9,200                                            138,092
                                                                                                  ----------------------
                                                                                                                709,967
                                                                                                  ----------------------
Private Corrections (0.21%)
Geo Group Inc/The (b)                                         23,700                                            900,600
                                                                                                  ----------------------

Property & Casualty Insurance (3.50%)
American Physicians Capital Inc (a)(b)                         6,200                                            339,202
Argonaut Group Inc (b)                                        51,800                                          1,761,718
Harleysville Group Inc                                         9,900                                            357,192
Infinity Property & Casualty Corp                             12,300                                            529,146
LandAmerica Financial Group Inc (a)                           32,800                                          2,069,352
Navigators Group Inc (b)                                      11,000                                            517,770
Ohio Casualty Corp                                            49,200                                          1,349,556
PMA Capital Corp (a)(b)                                      122,800                                          1,164,144

Property & Casualty Insurance
ProAssurance Corp (a)(b)                                         800                                             38,960
RLI Corp (a)                                                   3,100                                            168,051
Safety Insurance Group Inc (a)                                23,300                                          1,165,233
SeaBright Insurance Holdings Inc (a)(b)                       37,300                                            612,093
Selective Insurance Group                                     17,000                                            939,250
State Auto Financial Corp                                      7,500                                            240,975
Stewart Information Services Corp (a)                         21,800                                            807,908
Zenith National Insurance Corp                                61,550                                          2,863,306
                                                                                                  ----------------------
                                                                                                             14,923,856
                                                                                                  ----------------------
Publicly Traded Investment Fund (0.40%)
iShares Russell 2000 Value Index Fund (a)                     21,900                                          1,696,155
                                                                                                  ----------------------

Publishing - Books (0.26%)
Scholastic Corp (b)                                           35,700                                          1,121,694
                                                                                                  ----------------------

Publishing - Newspapers (0.47%)
Journal Register Co                                           20,800                                            163,904
Lee Enterprises Inc (a)                                       64,500                                          1,840,185
                                                                                                  ----------------------
                                                                                                              2,004,089
                                                                                                  ----------------------
Radio (0.69%)
Cox Radio Inc (b)                                             75,500                                          1,271,420
Entercom Communications Corp                                  27,200                                            752,624
Radio One Inc - Class D (a)(b)                                93,900                                            637,581
Westwood One Inc (a)                                          34,900                                            276,059
                                                                                                  ----------------------
                                                                                                              2,937,684
                                                                                                  ----------------------
Real Estate Magagement & Services (0.02%)
Housevalues Inc (a)(b)                                        17,000                                             99,620
                                                                                                  ----------------------

Recycling (0.08%)
Metal Management Inc                                          12,200                                            335,256
                                                                                                  ----------------------

Reinsurance (0.18%)
Odyssey Re Holdings Corp (a)                                  10,500                                            372,225
Platinum Underwriters Holdings Ltd (a)                        13,300                                            397,138
                                                                                                  ----------------------
                                                                                                                769,363
                                                                                                  ----------------------
REITS - Apartments (0.86%)
Mid-America Apartment Communities Inc                         36,600                                          2,329,590
Post Properties Inc                                           27,100                                          1,327,358
                                                                                                  ----------------------
                                                                                                              3,656,948
                                                                                                  ----------------------
REITS - Diversified (1.50%)
Entertainment Properties Trust                                16,900                                            929,500
Lexington Corporate Properties Trust                         141,000                                          3,003,300
Potlatch Corp                                                  8,290                                            336,574
Spirit Finance Corp                                          179,000                                          2,131,890
                                                                                                  ----------------------
                                                                                                              6,401,264
                                                                                                  ----------------------
REITS - Healthcare (0.84%)
Health Care REIT Inc                                          16,450                                            679,056
LTC Properties Inc                                            20,600                                            558,260
National Health Investors Inc                                 16,900                                            543,166
Omega Healthcare Investors Inc                                38,800                                            654,944
Senior Housing Properties Trust                               49,700                                          1,139,621
                                                                                                  ----------------------
                                                                                                              3,575,047
                                                                                                  ----------------------
REITS - Hotels (2.59%)
Ashford Hospitality Trust Inc                                 46,300                                            596,344
Equity Inns Inc (a)                                           78,300                                          1,313,874

REITS - Hotels
FelCor Lodging Trust Inc                                     181,200                                          3,761,712
Hersha Hospitality Trust                                      28,600                                            313,456
Highland Hospitality Corp                                     67,100                                            927,322
Innkeepers USA Trust                                          81,100                                          1,390,865
LaSalle Hotel Properties                                      15,600                                            659,100
Sunstone Hotel Investors Inc                                  47,200                                          1,390,512
Winston Hotels Inc                                            57,100                                            690,910
                                                                                                  ----------------------
                                                                                                             11,044,095
                                                                                                  ----------------------
REITS - Mortgage (1.35%)
American Home Mortgage Investment Corp (a)                    43,621                                          1,490,529
Anthracite Capital Inc                                        98,700                                          1,413,384
Capital Trust Inc/NY                                           9,000                                            400,590
IMPAC Mortgage Holdings Inc (a)                               40,600                                            384,482
MFA Mortgage Investments Inc                                  29,126                                            230,678
Newcastle Investment Corp                                     17,700                                            525,159
RAIT Investment Trust (a)                                     43,600                                          1,310,616
                                                                                                  ----------------------
                                                                                                              5,755,438
                                                                                                  ----------------------
REITS - Office Property (1.44%)
BioMed Realty Trust Inc                                       52,100                                          1,679,183
Brandywine Realty Trust (a)                                   11,100                                            370,296
Columbia Equity Trust Inc                                      6,500                                            111,540
Glenborough Realty Trust Inc                                  20,200                                            524,796
Government Properties Trust Inc (a)                           29,700                                            314,226
Kilroy Realty Corp                                            18,600                                          1,401,138
Maguire Properties Inc (a)                                    13,000                                            555,880
Parkway Properties Inc/Md                                     23,700                                          1,169,358
                                                                                                  ----------------------
                                                                                                              6,126,417
                                                                                                  ----------------------
REITS - Regional Malls (0.68%)
Pennsylvania Real Estate Investment Trust                     67,800                                          2,922,180
                                                                                                  ----------------------

REITS - Shopping Centers (0.54%)
Cedar Shopping Centers Inc                                    47,200                                            788,712
Kite Realty Group Trust (a)                                   19,200                                            352,128
Saul Centers Inc (a)                                          23,800                                          1,156,680
                                                                                                  ----------------------
                                                                                                              2,297,520
                                                                                                  ----------------------
REITS - Single Tenant (0.37%)
National Retail Properties Inc                                34,700                                            779,709
Realty Income Corp                                            31,100                                            821,040
                                                                                                  ----------------------
                                                                                                              1,600,749
                                                                                                  ----------------------
REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                    9,100                                            167,804
                                                                                                  ----------------------

REITS - Warehouse & Industrial (0.27%)
First Potomac Realty Trust                                    37,700                                          1,166,438
                                                                                                  ----------------------

Rental - Auto & Equipment (0.41%)
Aaron Rents Inc                                                5,300                                            131,864
Dollar Thrifty Automotive Group (a)(b)                        17,400                                            698,784
Electro Rent Corp (b)                                          8,300                                            137,199
Rent-A-Center Inc/TX (a)(b)                                   26,900                                            773,644
                                                                                                  ----------------------
                                                                                                              1,741,491
                                                                                                  ----------------------
Retail - Apparel & Shoe (2.35%)
Brown Shoe Co Inc                                             45,150                                          1,759,044
Cache Inc. (b)                                                18,200                                            390,390
Cato Corp/The                                                 25,300                                            579,117
Charming Shoppes Inc (a)(b)                                  121,000                                          1,790,800

Retail - Apparel & Shoe
Childrens Place Retail Stores Inc/The (a)(b)                   7,200                                            505,368
Dress Barn Inc (b)                                            12,400                                            269,328
Genesco Inc (a)(b)                                            21,300                                            800,241
Kenneth Cole Productions Inc (a)                              10,000                                            254,300
Payless Shoesource Inc (a)(b)                                 51,800                                          1,385,650
Shoe Carnival Inc (b)                                          5,700                                            163,134
Stage Stores Inc (a)                                          26,150                                            847,521
Stein Mart Inc                                                31,300                                            512,381
Tween Brands Inc (b)                                          19,000                                            794,580
                                                                                                  ----------------------
                                                                                                             10,051,854
                                                                                                  ----------------------
Retail - Auto Parts (0.10%)
CSK Auto Corp (a)(b)                                          26,900                                            419,640
                                                                                                  ----------------------

Retail - Automobile (1.22%)
Asbury Automotive Group Inc                                   51,600                                          1,238,400
Group 1 Automotive Inc                                        31,700                                          1,816,727
Lithia Motors Inc                                             54,800                                          1,397,400
Sonic Automotive Inc (a)                                      28,900                                            760,070
                                                                                                  ----------------------
                                                                                                              5,212,597
                                                                                                  ----------------------
Retail - Computer Equipment (0.24%)
Insight Enterprises Inc (b)                                   35,200                                            756,448
Systemax Inc (a)(b)                                           23,100                                            251,097
                                                                                                  ----------------------
                                                                                                              1,007,545
                                                                                                  ----------------------
Retail - Convenience Store (0.34%)
Casey's General Stores Inc                                    47,600                                          1,155,252
Pantry Inc/The (a)(b)                                          5,500                                            300,190
                                                                                                  ----------------------
                                                                                                              1,455,442
                                                                                                  ----------------------
Retail - Discount (0.12%)
Big Lots Inc (a)(b)                                           23,700                                            499,596
                                                                                                  ----------------------

Retail - Drug Store (0.12%)
Longs Drug Stores Corp                                        11,500                                            494,960
                                                                                                  ----------------------

Retail - Hypermarkets (0.09%)
Smart & Final Inc (b)                                         20,200                                            363,802
                                                                                                  ----------------------

Retail - Jewelry (0.17%)
Movado Group Inc                                              27,900                                            718,425
                                                                                                  ----------------------

Retail - Pawn Shops (0.42%)
Cash America International Inc                                43,700                                          1,806,121
                                                                                                  ----------------------

Retail - Regional Department Store (0.10%)
Bon-Ton Stores Inc/The (a)                                     2,400                                             85,584
Retail Ventures Inc (a)(b)                                    20,500                                            350,960
                                                                                                  ----------------------
                                                                                                                436,544
                                                                                                  ----------------------
Retail - Restaurants (1.35%)
Applebees International Inc (a)                               16,497                                            376,462
Domino's Pizza Inc                                            40,100                                          1,089,918
Jack in the Box Inc (a)(b)                                    37,300                                          2,092,903
Landry's Restaurants Inc (a)                                   5,700                                            167,010
McCormick & Schmick's Seafood Restaurant (b)                  16,300                                            428,527
Morton's Restaurant Group Inc (b)                             21,100                                            341,609
O'Charleys Inc (b)                                            26,300                                            523,107
Papa John's International Inc (a)(b)                          17,400                                            638,580

Retail - Restaurants
Ryan's Restaurant Group Inc (b)                                6,400                                            103,744
                                                                                                  ----------------------
                                                                                                              5,761,860
                                                                                                  ----------------------
Retail - Toy Store (0.05%)
Build-A-Bear Workshop Inc (a)(b)                               6,700                                            195,506
                                                                                                  ----------------------

Retail - Video Rental (0.03%)
Blockbuster Inc (a)                                           34,300                                            134,456
                                                                                                  ----------------------

Rubber & Plastic Products (0.16%)
Myers Industries Inc                                          37,200                                            674,064
                                                                                                  ----------------------

Savings & Loans - Thrifts (2.43%)
Bankunited Financial Corp (a)                                 52,400                                          1,413,228
Berkshire Hills Bancorp Inc                                      800                                             28,928
Dime Community Bancshares                                     18,850                                            262,958
Downey Financial Corp                                         11,100                                            764,568
First Financial Holdings Inc                                   5,500                                            198,715
First Niagara Financial Group Inc                            127,930                                          1,831,958
First Place Financial Corp/OH                                 11,800                                            274,822
FirstFed Financial Corp (a)(b)                                18,500                                          1,142,745
Flagstar Bancorp Inc                                          21,500                                            323,145
KNBT Bancorp Inc                                              22,700                                            388,397
MAF Bancorp Inc                                               17,149                                            738,950
NewAlliance Bancshares Inc (a)                                36,100                                            558,828
Partners Trust Financial Group Inc                            36,000                                            405,720
Provident Financial Services Inc                              29,400                                            539,196
TierOne Corp (a)                                              19,500                                            623,610
United Community Financial Corp/OH                            25,400                                            326,390
WSFS Financial Corp                                            8,700                                            560,628
                                                                                                  ----------------------
                                                                                                             10,382,786
                                                                                                  ----------------------
Seismic Data Collection (0.25%)
Veritas DGC Inc (a)(b)                                        14,600                                          1,051,346
                                                                                                  ----------------------

Semiconductor Component - Integrated Circuits (0.34%)
Cirrus Logic Inc (b)                                          26,900                                            189,914
Emulex Corp (b)                                               41,100                                            772,680
Genesis Microchip Inc (b)                                      6,900                                             70,725
Pericom Semiconductor Corp (a)(b)                              6,200                                             59,582
Standard Microsystems Corp (a)(b)                             11,800                                            363,794
                                                                                                  ----------------------
                                                                                                              1,456,695
                                                                                                  ----------------------
Semiconductor Equipment (1.00%)
Asyst Technologies Inc (a)(b)                                 44,100                                            327,663
Axcelis Technologies Inc (b)                                  39,500                                            272,550
Brooks Automation Inc (b)                                     37,500                                            532,500
Cabot Microelectronics Corp (a)(b)                            15,200                                            433,960
Cohu Inc                                                      12,400                                            245,272
Credence Systems Corp (b)                                     23,300                                             75,026
Entegris Inc (a)(b)                                           83,137                                            931,966
Kulicke & Soffa Industries Inc (a)(b)                         19,700                                            176,906
LTX Corp (a)(b)                                               53,300                                            248,911
Mattson Technology Inc (b)                                    37,000                                            361,860
MKS Instruments Inc (a)(b)                                    21,200                                            458,980
Photronics Inc (b)                                            15,600                                            218,244
                                                                                                  ----------------------
                                                                                                              4,283,838
                                                                                                  ----------------------

Software Tools (0.06%)
Altiris Inc (b)                                               11,500                                            258,865
                                                                                                  ----------------------

Steel - Producers (0.83%)
Chaparral Steel Co                                            23,200                                            964,888
Reliance Steel & Aluminum Co                                  13,800                                            474,030
Ryerson Inc (a)                                               30,400                                            732,640
Schnitzer Steel Industries Inc                                 6,800                                            237,728
Steel Dynamics Inc                                            14,300                                            859,573
Steel Technologies Inc                                        15,300                                            293,607
                                                                                                  ----------------------
                                                                                                              3,562,466
                                                                                                  ----------------------
Steel - Specialty (0.09%)
Oregon Steel Mills Inc (a)(b)                                  7,300                                            397,120
                                                                                                  ----------------------

Steel Pipe & Tube (0.48%)
NS Group Inc (b)                                              11,400                                            745,104
Valmont Industries Inc                                        23,200                                          1,294,560
                                                                                                  ----------------------
                                                                                                              2,039,664
                                                                                                  ----------------------
Telecommunication Equipment (0.51%)
Adtran Inc                                                    16,500                                            381,810
Andrew Corp (a)(b)                                            44,700                                            413,922
Arris Group Inc (b)                                           15,400                                            206,360
CommScope Inc (a)(b)                                          21,200                                            676,492
Ditech Networks Inc (b)                                       12,300                                             97,047
North Pittsburgh Systems Inc                                     700                                             18,452
Utstarcom Inc (a)(b)                                          17,700                                            190,629
Westell Technologies Inc (b)                                  83,500                                            200,400
                                                                                                  ----------------------
                                                                                                              2,185,112
                                                                                                  ----------------------
Telecommunication Equipment - Fiber Optics (0.11%)
C-COR Inc (a)(b)                                              15,800                                            157,842
Finisar Corp (a)(b)                                           26,300                                             91,524
MRV Communications Inc (a)(b)                                 15,000                                             51,300
Optical Communication Products Inc (b)                        26,700                                             57,405
Sycamore Networks Inc (b)                                     27,500                                            103,125
                                                                                                  ----------------------
                                                                                                                461,196
                                                                                                  ----------------------
Telecommunication Services (0.72%)
Commonwealth Telephone Enterprises Inc (a)                     6,500                                            272,090
Consolidated Communications Holdings Inc                      28,100                                            517,040
Lightbridge Inc (b)                                           12,800                                            147,968
Mastec Inc (a)(b)                                             22,600                                            247,470
NeuStar Inc (a)(b)                                            20,000                                            584,400
Premiere Global Services Inc (a)(b)                          141,400                                          1,176,448
Time Warner Telecom Inc (a)(b)                                 5,800                                            115,652
                                                                                                  ----------------------
                                                                                                              3,061,068
                                                                                                  ----------------------
Telephone - Integrated (1.43%)
Broadwing Corp (a)(b)                                         28,600                                            428,428
Cincinnati Bell Inc (b)                                      438,800                                          2,057,972
CT Communications Inc (a)                                     38,200                                            890,442
General Communication Inc (b)                                 20,000                                            262,200
SureWest Communications (a)                                    5,800                                            132,704
Talk America Holdings Inc (a)(b)                              16,900                                            135,538
Windstream Corp                                              159,300                                          2,185,596
                                                                                                  ----------------------
                                                                                                              6,092,880
                                                                                                  ----------------------
Television (0.03%)
Lin TV Corp (a)(b)                                             4,900                                             40,278
Sinclair Broadcast Group Inc                                  11,800                                            106,436
                                                                                                  ----------------------
                                                                                                                146,714
                                                                                                  ----------------------

                                                                                                  ----------------------
Textile - Apparel (0.04%)
Perry Ellis International Inc (a)(b)                           4,300                                            157,208
                                                                                                  ----------------------

Theaters (0.03%)
Carmike Cinemas Inc (a)                                        6,600                                            131,670
                                                                                                  ----------------------

Therapeutics (0.27%)
Atherogenics Inc (a)(b)                                        8,426                                            109,538
AVANIR Pharmaceuticals (a)(b)                                 34,500                                            137,310
Cypress Bioscience Inc (a)(b)                                 34,800                                            274,224
Nuvelo Inc (b)                                                 6,700                                            123,548
Progenics Pharmaceuticals Inc (a)(b)                          10,000                                            261,200
United Therapeutics Corp (a)(b)                                4,300                                            257,355
                                                                                                  ----------------------
                                                                                                              1,163,175
                                                                                                  ----------------------
Tobacco (0.15%)
Alliance One International Inc                                56,600                                            272,812
Universal Corp/Richmond VA                                    10,300                                            379,246
                                                                                                  ----------------------
                                                                                                                652,058
                                                                                                  ----------------------
Toys (0.24%)
Jakks Pacific Inc (a)(b)                                      29,400                                            637,686
Marvel Entertainment Inc (a)(b)                               16,000                                            405,600
                                                                                                  ----------------------
                                                                                                              1,043,286
                                                                                                  ----------------------
Transport - Equipment & Leasing (0.28%)
Amerco Inc (a)(b)                                              4,700                                            431,084
Greenbrier Cos Inc (a)                                        20,500                                            768,750
                                                                                                  ----------------------
                                                                                                              1,199,834
                                                                                                  ----------------------
Transport - Rail (0.47%)
Genesee & Wyoming Inc (a)(b)                                  56,100                                          1,575,849
RailAmerica Inc (a)(b)                                        36,400                                            426,244
                                                                                                  ----------------------
                                                                                                              2,002,093
                                                                                                  ----------------------
Transport - Services (0.26%)
Bristow Group Inc (a)(b)                                       8,400                                            278,880
Pacer International Inc                                       23,900                                            733,491
SIRVA Inc (b)                                                 33,700                                            112,558
                                                                                                  ----------------------
                                                                                                              1,124,929
                                                                                                  ----------------------
Transport - Truck (0.20%)
Arkansas Best Corp                                             3,000                                            122,940
Marten Transport Ltd (a)(b)                                      500                                              8,505
Old Dominion Freight Line (b)                                 13,900                                            384,474
Saia Inc (a)(b)                                                5,900                                            158,120
US Xpress Enterprises Inc (a)(b)                               3,800                                             75,012
Werner Enterprises Inc (a)                                     5,325                                             97,714
                                                                                                  ----------------------
                                                                                                                846,765
                                                                                                  ----------------------
Vitamins & Nutrition Products (0.38%)
NBTY Inc (b)                                                  57,700                                          1,605,214
                                                                                                  ----------------------

Water (0.12%)
American States Water Co                                       6,500                                            273,000
California Water Service Group (a)                             6,500                                            252,850
                                                                                                  ----------------------
                                                                                                                525,850
                                                                                                  ----------------------
Web Portals (0.34%)
Earthlink Inc (b)                                             76,400                                            536,328
United Online Inc (a)                                         67,200                                            908,544
                                                                                                  ----------------------
                                                                                                              1,444,872
                                                                                                  ----------------------
Wire & Cable Products (0.51%)
Belden CDT Inc (a)                                            21,700                                            785,540

Wire & Cable Products
Encore Wire Corp (a)                                           8,850                                            237,888
General Cable Corp (b)                                        20,600                                            774,560
Superior Essex Inc (b)                                         9,600                                            359,904
                                                                                                  ----------------------
                                                                                                              2,157,892
                                                                                                  ----------------------
Wireless Equipment (0.36%)
CalAmp Corp (b)                                               24,700                                            164,255
EMS Technologies Inc (b)                                      14,600                                            266,450
Powerwave Technologies Inc (a)(b)                             45,200                                            294,252
RF Micro Devices Inc (a)(b)                                   77,700                                            567,210
Spectralink Corp                                              26,900                                            248,287
                                                                                                  ----------------------
                                                                                                              1,540,454
                                                                                                  ----------------------
TOTAL COMMON STOCKS                                                                            $            411,606,816
                                                                                                  ----------------------
                                                          Principal
                                                           Amount                                         Value
                                                          ----------- --------------------------- ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.12%)
U.S. Treasury (0.12%)
2.88%, 11/30/2006 (c)                                        515,000                                            514,014
                                                                                                  ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                          $                514,014
                                                                                                  ----------------------
MONEY MARKET FUNDS (25.14%)
Money Center Banks (25.14%)
BNY Institutional Cash Reserve Fund (d)                  107,270,000                                        107,270,000
                                                                                                  ----------------------
TOTAL MONEY MARKET FUNDS                                                                       $            107,270,000
                                                                                                  ----------------------
Total Investments                                                                              $            519,390,830
Liabilities in Excess of Other Assets, Net - (21.70)%                                                      (92,593,874)
                                                                                                  ----------------------
TOTAL NET ASSETS - 100.00%                                                                     $            426,796,956
                                                                                                  ======================
                                                                                                  ----------------------

                                                                                                  ======================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $514,014 or 0.12% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $             62,804,464
Unrealized Depreciation                                    (18,869,453)
                                                  ----------------------
Net Unrealized Appreciation (Depreciation)                   43,935,011
Cost for federal income tax purposes                        475,455,819


                          SCHEDULE OF FUTURES CONTRACTS
                                                        Current     Unrealized
                             Number of    Original      Market     Appreciation/
Type                         Contracts      Value        Value    (Depreciation)
---------------------------- --------------------------------------------
Buy:
Russell 2000; December 2006     31        $11,206,772  $11,950,500   $743,728

Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                56.94%
Consumer, Cyclical                                       12.64%
Industrial                                               12.61%
Consumer, Non-cyclical                                   10.88%
Communications                                            8.10%
Technology                                                7.17%
Utilities                                                 5.47%
Basic Materials                                           3.99%
Energy                                                    3.38%
Funds                                                     0.40%
Government                                                0.12%
Liabilities in Excess of Other Assets, Net            (-21.70%)
                                                ----------------
TOTAL NET ASSETS                                        100.00%
                                                ================

Other Assets Summary (unaudited)
----------------------------------------------------------------
Asset Type                                              Percent
----------------------------------------------------------------
Futures                                                   2.80%


Schedule of Investments
October 31, 2006
Partners SmallCap Value Fund II
                                                                    Shares
                                                                     Held                                          Value
                                                                  ------------ --------------------------- ----------------------
COMMON STOCKS (99.30%)
Advanced Materials & Products (0.02%)
Core Molding Technologies Inc (a)                                       6,700                           $                 49,580
Rotonics Manufacturing Inc                                              2,100                                              5,985
                                                                                                           ----------------------
                                                                                                                          55,565
                                                                                                           ----------------------
Advertising Services (0.02%)
Greenfield Online Inc (a)(b)                                            6,904                                             70,214
                                                                                                           ----------------------

Aerospace & Defense (0.43%)
Esterline Technologies Corp (a)                                        31,600                                          1,191,320
Herley Industries Inc (a)                                              26,400                                            389,664
                                                                                                           ----------------------
                                                                                                                       1,580,984
                                                                                                           ----------------------
Aerospace & Defense Equipment (1.07%)
AAR Corp (a)(b)                                                           100                                              2,604
Alliant Techsystems Inc (a)(b)                                         11,475                                            885,985
Allied Defense Group Inc/The (a)(b)                                     3,900                                             60,645
DRS Technologies Inc                                                    8,375                                            370,342
Ducommun Inc (a)                                                       18,100                                            376,842
Fairchild Corp/The (a)                                                  4,700                                             11,891
Kaman Corp                                                              9,811                                            200,046
Moog Inc (a)                                                           16,925                                            631,303
Orbital Sciences Corp (a)                                              26,800                                            486,688
SIFCO Industries Inc (a)                                                5,600                                             25,200
Triumph Group Inc (b)                                                  18,500                                            890,775
                                                                                                           ----------------------
                                                                                                                       3,942,321
                                                                                                           ----------------------
Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc (a)                                        1,602                                             44,888
Hines Horticulture Inc (a)(b)                                          12,456                                             14,324
                                                                                                           ----------------------
                                                                                                                          59,212
                                                                                                           ----------------------
Airlines (1.93%)
Alaska Air Group Inc (a)                                               49,400                                          1,983,410
Continental Airlines Inc (a)(b)                                         4,652                                            171,566
ExpressJet Holdings Inc (a)(b)                                         44,400                                            352,536
Frontier Airlines Holdings Inc (a)(b)                                  64,300                                            516,972
MAIR Holdings Inc (a)                                                  16,800                                             92,568
Mesa Air Group Inc (a)(b)                                              54,700                                            486,830
Midwest Air Group Inc (a)(b)                                              255                                              2,213
Republic Airways Holdings Inc (a)(b)                                   36,800                                            657,616
Skywest Inc                                                           105,800                                          2,820,628
                                                                                                           ----------------------
                                                                                                                       7,084,339
                                                                                                           ----------------------
Alternative Waste Tech (0.10%)
Calgon Carbon Corp (b)                                                 23,900                                            110,418
Synagro Technologies Inc                                               62,100                                            268,272
                                                                                                           ----------------------
                                                                                                                         378,690
                                                                                                           ----------------------
Apparel Manufacturers (0.60%)
Ashworth Inc (a)                                                        9,600                                             67,392
Cutter & Buck Inc                                                       8,400                                             94,920
Delta Apparel Inc                                                       5,800                                            107,300
G-Iii Apparel Group Ltd (a)(b)                                          1,280                                             19,405
Hampshire Group Ltd (a)                                                   688                                              9,350
Hartmarx Corp (a)                                                      26,800                                            190,548
Kellwood Co (b)                                                        50,500                                          1,545,300

Apparel Manufacturers
Lakeland Industries Inc (a)(b)                                          5,060                                             68,968
Superior Uniform Group Inc                                              3,700                                             46,509
Tandy Brands Accessories Inc                                            6,000                                             70,080
                                                                                                           ----------------------
                                                                                                                       2,219,772
                                                                                                           ----------------------
Appliances (0.01%)
Applica Inc (a)(b)                                                      5,000                                             29,200
Salton Inc (a)(b)                                                       9,300                                             25,761
                                                                                                           ----------------------
                                                                                                                          54,961
                                                                                                           ----------------------
Applications Software (0.20%)
Authentidate Holding Corp (a)                                           8,200                                             15,662
Intervideo Inc (a)                                                      5,100                                             65,433
Keane Inc (a)(b)                                                       41,200                                            477,508
Mapinfo Corp (a)                                                       11,220                                            150,684
Moldflow Corp (a)                                                       2,003                                             25,138
                                                                                                           ----------------------
                                                                                                                         734,425
                                                                                                           ----------------------
Auction House & Art Dealer (0.01%)
Escala Group Inc (a)(b)                                                 6,450                                             32,637
                                                                                                           ----------------------

Audio & Video Products (0.08%)
Audiovox Corp (a)(b)                                                   10,715                                            140,581
Cobra Electronics Corp                                                  9,600                                             87,744
Emerson Radio Corp (a)                                                 18,600                                             55,800
                                                                                                           ----------------------
                                                                                                                         284,125
                                                                                                           ----------------------
Auto Repair Centers (0.12%)
Monro Muffler Inc                                                      11,650                                            441,885
                                                                                                           ----------------------

Auto/Truck Parts & Equipment - Original (1.48%)
American Axle & Manufacturing Holdings (b)                             51,300                                            961,875
ArvinMeritor Inc (b)                                                   80,000                                          1,201,600
Dura Automotive Systems Inc (a)                                        34,700                                             13,186
Hayes Lemmerz International Inc (a)                                    32,230                                             68,972
Lear Corp (b)                                                          48,500                                          1,465,185
Modine Manufacturing Co                                                36,900                                            878,589
Superior Industries International (b)                                  48,800                                            824,720
Supreme Industries Inc                                                  4,800                                             31,200
                                                                                                           ----------------------
                                                                                                                       5,445,327
                                                                                                           ----------------------
Auto/Truck Parts & Equipment - Replacement (0.14%)
Aftermarket Technology Corp (a)                                         7,900                                            148,441
Commercial Vehicle Group Inc (a)                                        3,500                                             72,100
Dorman Products Inc (a)                                                 4,100                                             41,656
Proliance International Inc (a)                                        15,060                                             65,059
Standard Motor Products Inc                                            16,200                                            179,496
                                                                                                           ----------------------
                                                                                                                         506,752
                                                                                                           ----------------------
B2B - E-Commerce (0.41%)
Agile Software Corp (a)(b)                                            158,600                                          1,068,964
Arbinet-thexchange Inc (a)                                              4,500                                             24,975
Ariba Inc (a)(b)                                                       30,999                                            234,042
ePlus Inc (a)                                                          16,600                                            182,268
                                                                                                           ----------------------
                                                                                                                       1,510,249
                                                                                                           ----------------------
Batteries & Battery Systems (0.56%)
EnerSys (a)(b)                                                         94,200                                          1,660,746
Greatbatch Inc (a)(b)                                                  17,000                                            382,330
                                                                                                           ----------------------
                                                                                                                       2,043,076
                                                                                                           ----------------------
Brewery (0.01%)
Pyramid Breweries Inc (a)                                               5,050                                             13,989

Brewery
Redhook ALE Brewery Inc (a)(b)                                          8,700                                             35,061
                                                                                                           ----------------------
                                                                                                                          49,050
                                                                                                           ----------------------
Broadcasting Services & Programming (0.20%)
4Kids Entertainment Inc (a)                                            11,300                                            205,321
Gray Television Inc                                                    77,300                                            498,585
Medialink Worldwide Inc (a)(b)                                         10,900                                             44,690
                                                                                                           ----------------------
                                                                                                                         748,596
                                                                                                           ----------------------
Building - Heavy Construction (0.00%)
Williams Industries Inc (a)                                               600                                              1,398
                                                                                                           ----------------------

Building - Maintenance & Service (0.17%)
Healthcare Services Group                                              23,380                                            635,468
                                                                                                           ----------------------

Building - Mobile Home & Manufactured Housing (0.35%)
Coachmen Industries Inc                                                12,800                                            143,104
Modtech Holdings Inc (a)                                                2,500                                             12,725
Monaco Coach Corp (b)                                                  64,200                                            766,548
National RV Holdings Inc (a)                                           18,500                                             57,350
Palm Harbor Homes Inc (a)(b)                                            8,276                                            116,112
Skyline Corp                                                            5,000                                            197,450
                                                                                                           ----------------------
                                                                                                                       1,293,289
                                                                                                           ----------------------
Building - Residential & Commercial (0.56%)
Amrep Corp (b)                                                            216                                             15,466
Comstock Homebuilding Cos Inc (a)                                       2,600                                             14,066
Dominion Homes Inc (a)(b)                                               7,000                                             44,240
Levitt Corp                                                            12,300                                            158,301
M/I Homes Inc (b)                                                      30,750                                          1,104,540
Orleans Homebuilders Inc (b)                                            2,500                                             28,900
Technical Olympic USA Inc (b)                                          22,600                                            250,860
WCI Communities Inc (a)(b)                                             26,300                                            423,956
                                                                                                           ----------------------
                                                                                                                       2,040,329
                                                                                                           ----------------------
Building & Construction - Miscellaneous (0.06%)
Devcon International Corp (a)                                             400                                              2,196
Dycom Industries Inc (a)                                                9,175                                            213,869
Insituform Technologies Inc (a)(b)                                        374                                              8,741
                                                                                                           ----------------------
                                                                                                                         224,806
                                                                                                           ----------------------
Building & Construction Products - Miscellaneous (0.04%)
ElkCorp (b)                                                             1,000                                             25,120
International Aluminum Corp (b)                                         2,800                                            110,908
Patrick Industries Inc (a)                                              2,100                                             25,956
                                                                                                           ----------------------
                                                                                                                         161,984
                                                                                                           ----------------------
Building Products - Air & Heating (0.26%)
Comfort Systems USA Inc                                                 4,000                                             46,440
Lennox International Inc (b)                                           34,040                                            917,718
                                                                                                           ----------------------
                                                                                                                         964,158
                                                                                                           ----------------------
Building Products - Cement & Aggregate (0.02%)
US Concrete Inc (a)(b)                                                 14,000                                             88,480
                                                                                                           ----------------------

Building Products - Light Fixtures (0.00%)
Catalina Lighting Inc (a)                                                 600                                              4,650
                                                                                                           ----------------------

Capacitors (0.32%)
American Technical Ceramics Corp (a)                                    2,800                                             37,100
Kemet Corp (a)                                                        156,900                                          1,153,215
                                                                                                           ----------------------
                                                                                                                       1,190,315
                                                                                                           ----------------------

Casino Hotels (0.12%)
Trump Entertainment Resorts Inc (a)(b)                                 22,500                                            457,425
                                                                                                           ----------------------

Cellular Telecommunications (0.62%)
Boston Communications Group (a)(b)                                     31,700                                             72,276
Price Communications Corp (a)                                         102,100                                          2,006,265
SunCom Wireless Holdings Inc (a)                                      152,100                                            180,999
                                                                                                           ----------------------
                                                                                                                       2,259,540
                                                                                                           ----------------------
Chemicals - Diversified (0.13%)
Aceto Corp                                                             54,000                                            470,340
                                                                                                           ----------------------

Chemicals - Fibers (0.01%)
Wellman Inc                                                            12,000                                             45,240
                                                                                                           ----------------------

Chemicals - Other (0.00%)
CPAC Inc                                                                2,200                                             17,050
                                                                                                           ----------------------

Chemicals - Plastics (0.84%)
PolyOne Corp (a)(b)                                                    73,800                                            605,160
Schulman A Inc                                                         60,100                                          1,455,021
Spartech Corp                                                          36,900                                          1,011,060
                                                                                                           ----------------------
                                                                                                                       3,071,241
                                                                                                           ----------------------
Chemicals - Specialty (2.23%)
American Pacific Corp (a)                                               4,900                                             35,476
Arch Chemicals Inc                                                     11,900                                            398,174
Cytec Industries Inc                                                    9,750                                            540,053
Ferro Corp                                                             33,300                                            656,676
Minerals Technologies Inc                                              15,600                                            860,496
NL Industries (b)                                                      15,200                                            168,720
OM Group Inc (a)                                                        1,000                                             57,000
Penford Corp                                                           15,900                                            258,375
Quaker Chemical Corp                                                    8,400                                            159,852
Sensient Technologies Corp                                             98,200                                          2,263,510
Stepan Co                                                              11,300                                            355,498
Terra Industries Inc (a)(b)                                           182,425                                          1,694,728
Tronox Inc (b)                                                         56,600                                            741,460
                                                                                                           ----------------------
                                                                                                                       8,190,018
                                                                                                           ----------------------
Circuit Boards (0.04%)
Merix Corp (a)(b)                                                      17,400                                            156,600
                                                                                                           ----------------------

Coffee (0.10%)
Farmer Bros Co                                                         15,900                                            358,704
                                                                                                           ----------------------

Collectibles (0.30%)
Lenox Group Inc (a)                                                    28,400                                            170,684
RC2 Corp (a)                                                           15,500                                            700,290
Topps Co Inc/The                                                       25,150                                            219,559
                                                                                                           ----------------------
                                                                                                                       1,090,533
                                                                                                           ----------------------
Commercial Banks (4.00%)
1st Source Corp                                                        31,989                                          1,009,573
AmericanWest Bancorp                                                      500                                             10,460
AmeriServ Financial Inc (a)(b)                                         24,600                                            114,144
Bancshares of Florida Inc (a)                                           4,300                                             89,827
Banner Corp                                                             3,300                                            143,418
Beverly Hills Bancorp Inc                                              23,030                                            193,222
BNCCORP Inc (a)                                                         2,300                                             27,945
Capital Crossing Bank (a)                                               1,200                                             35,040

Commercial Banks
Center Bancorp Inc (b)                                                  3,113                                             50,586
Central Bancorp Inc/MA                                                    600                                             19,380
Central Pacific Financial Corp                                         20,400                                            750,516
Chemical Financial Corp (b)                                            21,779                                            651,410
Community Bank System Inc                                              30,600                                            760,410
Dearborn Bancorp Inc (a)                                                4,200                                             88,494
Financial Institutions Inc                                              2,600                                             59,982
First Bank of Delaware (a)                                              1,240                                              3,968
First Community Bancorp Inc/CA (b)                                     18,900                                          1,010,583
First Financial Corp/IN (b)                                             8,700                                            299,367
First Mariner Bancorp Inc (a)                                           2,400                                             45,840
First Merchants Corp (b)                                               19,700                                            488,757
FNB Financial Services Corp                                             1,500                                             23,415
FNB United Corp                                                           400                                              7,460
Gateway Financial Holdings Inc                                          1,400                                             20,370
GB&T Bancshares Inc                                                    11,600                                            256,128
German American Bancorp Inc                                             5,128                                             71,382
Irwin Financial Corp (b)                                               53,100                                          1,177,227
ITLA Capital Corp (b)                                                  10,100                                            576,912
MainSource Financial Group Inc                                          1,300                                             23,634
MB Financial Inc (b)                                                   14,875                                            536,392
Northeast Bancorp                                                         900                                             17,100
Oak Hill Financial Inc                                                    800                                             21,360
Omega Financial Corp (b)                                                9,900                                            321,552
Peoples Bancorp Inc/OH                                                  7,000                                            205,660
Pinnacle Bancshares Inc                                                   200                                              2,910
Premier Financial Bancorp                                                 700                                              9,849
PrivateBancorp Inc                                                      2,675                                            109,862
PSB Bancorp Inc/PA (a)                                                  5,000                                             79,800
Renasant Corp (b)                                                       8,079                                            258,447
Republic First Bancorp Inc (a)                                            225                                              2,945
Simmons First National Corp                                            25,900                                            795,130
Southern Community Financial Corp/NC (b)                               14,600                                            145,562
Sun Bancorp Inc/NJ (a)                                                 34,550                                            717,603
Susquehanna Bancshares Inc                                             42,962                                          1,073,620
UCBH Holdings Inc                                                      10,790                                            184,941
UMB Financial Corp                                                     20,632                                            739,864
Umpqua Holdings Corp (b)                                               30,274                                            854,938
WesBanco Inc                                                           17,900                                            586,225
                                                                                                           ----------------------
                                                                                                                      14,673,210
                                                                                                           ----------------------
Commercial Services (1.18%)
Central Parking Corp (b)                                               66,000                                          1,131,900
Collectors Universe                                                     5,900                                             82,364
Intersections Inc (a)                                                   2,200                                             22,924
Mac-Gray Corp (a)(b)                                                   15,100                                            166,402
Perceptron Inc (a)                                                      6,900                                             55,545
PHH Corp (a)                                                           68,100                                          1,879,560
Source Interlink Cos Inc (a)(b)                                        73,828                                            667,405
Team Inc (a)                                                           10,465                                            333,938
                                                                                                           ----------------------
                                                                                                                       4,340,038
                                                                                                           ----------------------
Commercial Services - Finance (0.29%)
NCO Group Inc (a)                                                      37,255                                          1,004,395
Newtek Business Services Inc (a)                                       22,400                                             40,320
Track Data Corp (a)                                                     4,500                                             17,505
                                                                                                           ----------------------
                                                                                                                       1,062,220
                                                                                                           ----------------------
Communications Software (0.31%)
CallWave Inc (a)                                                       14,100                                             37,365

Communications Software
Captaris Inc (a)                                                       67,100                                            395,219
Digi International Inc (a)                                             19,397                                            271,946
Seachange International Inc (a)(b)                                     30,700                                            257,573
Ulticom Inc (a)                                                        18,175                                            181,750
                                                                                                           ----------------------
                                                                                                                       1,143,853
                                                                                                           ----------------------
Computer Aided Design (0.01%)
MSC.Software Corp (a)                                                   2,800                                             37,660
                                                                                                           ----------------------

Computer Data Security (0.01%)
SCM Microsystems Inc (a)                                               11,000                                             39,930
                                                                                                           ----------------------

Computer Services (0.30%)
Analysts International Corp (a)                                        38,400                                             75,264
Ciber Inc (a)                                                          57,000                                            390,450
Computer Horizons Corp (a)(b)                                          30,600                                            137,088
Computer Task Group Inc (a)                                            18,500                                             78,440
iGate Corp (a)                                                          3,824                                             21,606
Inforte Corp (a)                                                        8,920                                             36,839
Pomeroy IT Solutions Inc (a)                                           10,500                                             89,040
Technology Solutions Co (a)                                             1,480                                             11,692
Tier Technologies Inc (a)                                               7,000                                             47,950
Tripos Inc (a)                                                          1,800                                              2,394
Tyler Technologies Inc (a)(b)                                          13,575                                            192,629
Xanser Corp (a)                                                         4,800                                             28,368
                                                                                                           ----------------------
                                                                                                                       1,111,760
                                                                                                           ----------------------
Computer Software (0.08%)
Accelrys Inc (a)                                                        2,988                                             18,824
Blackbaud Inc                                                           7,750                                            193,750
Phoenix Technologies Ltd (a)(b)                                        18,200                                             79,898
                                                                                                           ----------------------
                                                                                                                         292,472
                                                                                                           ----------------------
Computers - Integrated Systems (0.70%)
Agilysys Inc                                                           21,665                                            321,292
Catapult Communications Corp (a)                                        3,400                                             29,682
Delphax Technologies Inc (a)                                            5,800                                              6,728
Echelon Corp (a)(b)                                                    48,109                                            405,559
McData Corp - A Shares (a)(b)                                         134,057                                            760,103
McData Corp - B Shares (a)(b)                                          29,800                                            166,880
Micros Systems Inc (a)                                                 10,450                                            519,156
Netscout Systems Inc (a)(b)                                            39,319                                            318,091
NYFIX Inc (a)(b)                                                        6,300                                             36,540
                                                                                                           ----------------------
                                                                                                                       2,564,031
                                                                                                           ----------------------
Computers - Memory Devices (1.33%)
Ciprico Inc (a)                                                         6,700                                             35,108
Dataram Corp                                                              200                                                906
Dot Hill Systems Corp (a)                                              42,300                                            160,317
Hutchinson Technology Inc (a)(b)                                       20,500                                            474,575
Imation Corp                                                           61,900                                          2,833,163
Iomega Corp (a)                                                        44,900                                            186,335
Overland Storage Inc (a)                                               12,600                                             48,510
Quantum Corp (a)                                                      330,900                                            721,362
Silicon Storage Technology Inc (a)                                     90,400                                            378,776
SimpleTech Inc (a)                                                      6,498                                             56,273
                                                                                                           ----------------------
                                                                                                                       4,895,325
                                                                                                           ----------------------
Computers - Peripheral Equipment (0.09%)
Astro-Med Inc                                                          11,500                                            116,840
Franklin Electronic Publishers Inc (a)                                  6,000                                             10,800

Computers - Peripheral Equipment
InFocus Corp (a)                                                       34,185                                             96,402
KEY Tronic Corp (a)                                                     7,695                                             44,323
Printronix Inc                                                          3,300                                             39,798
Wells-Gardner Electronics Corp (a)                                      3,100                                              9,672
                                                                                                           ----------------------
                                                                                                                         317,835
                                                                                                           ----------------------
Computers - Voice Recognition (0.00%)
Cognitronics Corp (a)                                                   1,100                                              2,288
                                                                                                           ----------------------

Consulting Services (0.29%)
Analex Corp (a)                                                         5,100                                             10,455
BearingPoint Inc (a)(b)                                                 2,300                                             19,159
Clark Inc                                                              35,000                                            437,850
Franklin Covey Co (a)                                                   5,100                                             28,866
Management Network Group Inc (a)(b)                                    28,120                                             43,305
MAXIMUS Inc                                                             9,500                                            265,145
PDI Inc (a)                                                            25,681                                            265,541
                                                                                                           ----------------------
                                                                                                                       1,070,321
                                                                                                           ----------------------
Consumer Products - Miscellaneous (0.95%)
American Greetings Corp                                                44,000                                          1,052,040
Central Garden and Pet Co (a)                                          13,800                                            689,586
CSS Industries Inc                                                     21,500                                            675,315
Prestige Brands Holdings Inc (a)                                        2,100                                             24,780
Russ Berrie & Co Inc (a)(b)                                            37,500                                            568,500
Scotts Miracle-Gro Co/The                                               9,375                                            463,688
                                                                                                           ----------------------
                                                                                                                       3,473,909
                                                                                                           ----------------------
Containers - Paper & Plastic (0.44%)
Chesapeake Corp (b)                                                    35,500                                            550,605
Graphic Packaging Corp (a)                                            269,600                                          1,051,440
Mod-Pac Corp (a)                                                          895                                              9,970
                                                                                                           ----------------------
                                                                                                                       1,612,015
                                                                                                           ----------------------
Crystal & Giftware (0.00%)
Enesco Group Inc (a)                                                    3,000                                                630
                                                                                                           ----------------------

Data Processing & Management (0.10%)
Pegasystems Inc (b)                                                    37,904                                            364,257
                                                                                                           ----------------------

Decision Support Software (0.00%)
GSE Systems Inc (a)                                                     3,183                                             10,504
                                                                                                           ----------------------

Diagnostic Kits (0.10%)
Medtox Scientific Inc (a)                                              29,555                                            355,842
                                                                                                           ----------------------

Direct Marketing (0.06%)
Sitel Corp (a)                                                         46,300                                            199,090
Traffix Inc                                                             2,300                                             11,868
                                                                                                           ----------------------
                                                                                                                         210,958
                                                                                                           ----------------------
Disposable Medical Products (0.14%)
Medical Action Industries Inc (a)                                      13,049                                            346,712
Microtek Medical Holdings Inc (a)                                      48,672                                            166,458
                                                                                                           ----------------------
                                                                                                                         513,170
                                                                                                           ----------------------
Distribution & Wholesale (0.51%)
Advanced Marketing Services (a)                                         3,300                                              9,405
Bell Microproducts Inc (a)(b)                                          51,800                                            349,132
Handleman Co (b)                                                       39,400                                            315,200
Huttig Building Products Inc (a)                                       17,000                                             91,120
Industrial Distribution Group Inc (a)                                  10,000                                             81,500
Distribution & Wholesale
Jaco Electronics Inc (a)                                                1,000                                              3,510
Strategic Distribution Inc (a)                                          4,900                                             52,479
Watsco Inc                                                             10,750                                            535,350
WESCO International Inc (a)                                             6,460                                            421,644
                                                                                                           ----------------------
                                                                                                                       1,859,340
                                                                                                           ----------------------
Diversified Manufacturing Operations (1.38%)
Actuant Corp (b)                                                        9,625                                            494,148
American Biltrite Inc (a)                                               1,000                                             10,500
Ameron International Corp                                               7,881                                            577,283
AO Smith Corp                                                             200                                              7,032
AZZ Inc (a)                                                             8,952                                            338,475
Bairnco Corp                                                            3,100                                             40,238
Bell Industries Inc (a)                                                 2,900                                              8,410
EnPro Industries Inc (a)(b)                                            37,600                                          1,203,200
Federal Signal Corp                                                    15,500                                            236,530
GP Strategies Corp (a)                                                 21,300                                            171,891
Jacuzzi Brands Inc (a)                                                 13,360                                            165,530
Lydall Inc (a)                                                          5,600                                             50,792
Standex International Corp                                              2,100                                             61,152
Teleflex Inc                                                            7,850                                            488,270
Tredegar Corp (b)                                                      70,300                                          1,226,032
                                                                                                           ----------------------
                                                                                                                       5,079,483
                                                                                                           ----------------------
Diversified Operations (0.30%)
Resource America Inc (b)                                               47,396                                          1,090,582
                                                                                                           ----------------------

Diversified Operations & Commercial Services (0.08%)
Avalon Holdings Corp (a)                                                4,600                                             29,624
Viad Corp (b)                                                           7,600                                            280,820
                                                                                                           ----------------------
                                                                                                                         310,444
                                                                                                           ----------------------
Drug Delivery Systems (0.02%)
Andrx Corp (a)(b)                                                       2,300                                             56,557
                                                                                                           ----------------------

E-Commerce - Services (0.00%)
Napster Inc (a)                                                         1,000                                              4,740
                                                                                                           ----------------------

Educational Software (0.07%)
PLATO Learning Inc (a)(b)                                              42,700                                            249,795
                                                                                                           ----------------------

Electric - Integrated (0.30%)
Maine & Maritimes Corp                                                  2,700                                             42,930
Pike Electric Corp (a)                                                 30,375                                            560,419
Unitil Corp                                                             2,100                                             51,765
Westar Energy Inc                                                      17,825                                            451,329
                                                                                                           ----------------------
                                                                                                                       1,106,443
                                                                                                           ----------------------
Electronic Components - Miscellaneous (1.05%)
Bel Fuse Inc                                                            1,300                                             46,306
Benchmark Electronics Inc (a)                                          34,650                                            919,958
Blonder Tongue Laboratories (a)                                         1,700                                              2,227
CTS Corp                                                               66,300                                            936,156
Cubic Corp                                                              8,100                                            169,371
IntriCon Corp (a)                                                         900                                              4,455
Methode Electronics Inc (b)                                            29,869                                            330,650
OSI Systems Inc (a)(b)                                                 29,200                                            604,440
Pemstar Inc (a)                                                        22,600                                             93,790
Planar Systems Inc (a)                                                 26,900                                            324,145
Sparton Corp (a)                                                        3,654                                             31,424

Electronic Components - Miscellaneous
Stoneridge Inc (a)(b)                                                   8,200                                             58,384
Sypris Solutions Inc                                                   45,293                                            341,509
                                                                                                           ----------------------
                                                                                                                       3,862,815
                                                                                                           ----------------------
Electronic Components - Semiconductors (2.11%)
Actel Corp (a)(b)                                                      45,800                                            750,662
ALL American Semiconductor (a)                                          6,800                                             20,536
Alliance Semiconductor Corp (a)                                        11,350                                             41,995
Applied Micro Circuits Corp (a)(b)                                    780,200                                          2,379,610
AXT Inc (a)                                                            19,600                                             91,532
Ceva Inc (a)(b)                                                        14,000                                             89,460
ESS Technology (a)(b)                                                  71,500                                             67,925
Ibis Technology Corp (a)(b)                                             8,400                                             17,640
Integrated Silicon Solution Inc (a)                                    72,100                                            381,409
IXYS Corp (a)                                                           9,700                                             98,067
Lattice Semiconductor Corp (a)                                        285,700                                          1,774,197
Richardson Electronics Ltd                                             25,600                                            245,504
Skyworks Solutions Inc (a)                                            155,011                                          1,027,723
White Electronic Designs Corp (a)                                      44,000                                            223,960
Zilog Inc (a)                                                           3,300                                             12,705
Zoran Corp (a)(b)                                                      37,292                                            519,105
                                                                                                           ----------------------
                                                                                                                       7,742,030
                                                                                                           ----------------------
Electronic Connectors (0.02%)
Innovex Inc/MN (a)                                                     34,600                                             72,660
                                                                                                           ----------------------

Electronic Measurement Instruments (0.21%)
Aehr Test Systems (a)                                                     182                                              1,021
Analogic Corp                                                           6,289                                            350,989
Axsys Technologies Inc (a)                                              8,800                                            152,592
Cyberoptics Corp (a)                                                      600                                              7,608
LeCroy Corp (a)(b)                                                     10,857                                            134,518
Zygo Corp (a)(b)                                                        7,300                                            126,436
                                                                                                           ----------------------
                                                                                                                         773,164
                                                                                                           ----------------------
Electronic Parts Distribution (0.05%)
NU Horizons Electronics Corp (a)(b)                                    15,500                                            174,375
                                                                                                           ----------------------

Electronic Security Devices (0.03%)
Compudyne Corp (a)(b)                                                  15,700                                             98,910
Vicon Industries Inc (a)                                                2,200                                              7,854
                                                                                                           ----------------------
                                                                                                                         106,764
                                                                                                           ----------------------
Electronics - Military (0.00%)
Merrimac Industries Inc (a)                                               800                                              8,136
                                                                                                           ----------------------

E-Marketing & Information (0.06%)
Netratings Inc (a)                                                     11,800                                            205,320
                                                                                                           ----------------------

Energy - Alternate Sources (0.02%)
Quantum Fuel Systems Technologies World (a)(b)                         36,055                                             62,736
                                                                                                           ----------------------

Engineering - Research & Development Services (0.14%)
National Technical SYS Inc (a)                                          5,700                                             39,330
Servidyne Inc                                                             500                                              2,000
Shaw Group Inc/The (a)                                                 17,384                                            461,719
URS Corp (a)                                                              100                                              4,041
                                                                                                           ----------------------
                                                                                                                         507,090
                                                                                                           ----------------------

Engines - Internal Combustion (0.11%)
Briggs & Stratton Corp                                                 15,275                                            389,360
                                                                                                           ----------------------

Enterprise Software & Services (0.30%)
JDA Software Group Inc (a)(b)                                          25,971                                            382,033
Pervasive Software Inc (a)                                             41,400                                            153,180
SYNNEX Corp (a)(b)                                                     24,800                                            556,760
                                                                                                           ----------------------
                                                                                                                       1,091,973
                                                                                                           ----------------------
Environmental Consulting & Engineering (0.04%)
TRC Cos Inc (a)(b)                                                     16,000                                            130,720
                                                                                                           ----------------------

E-Services - Consulting (0.02%)
Keynote Systems Inc (a)(b)                                              6,850                                             74,049
                                                                                                           ----------------------

Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc                                  23,300                                            644,012
                                                                                                           ----------------------

Filtration & Separation Products (0.01%)
Mfri Inc (a)                                                            1,500                                             25,500
                                                                                                           ----------------------

Finance - Auto Loans (0.01%)
Consumer Portfolio Services (a)                                         3,165                                             22,503
First Investors Financial Services (a)                                    800                                              5,520
                                                                                                           ----------------------
                                                                                                                          28,023
                                                                                                           ----------------------
Finance - Consumer Loans (0.06%)
Firstcity Financial Corp (a)                                            8,580                                             90,948
Ocwen Financial Corp (a)(b)                                             7,400                                            115,810
                                                                                                           ----------------------
                                                                                                                         206,758
                                                                                                           ----------------------
Finance - Credit Card (0.31%)
Advanta Corp - A Shares                                                 5,598                                            200,968
Advanta Corp - B Shares (b)                                            18,703                                            733,906
CompuCredit Corp (a)(b)                                                 5,500                                            191,180
                                                                                                           ----------------------
                                                                                                                       1,126,054
                                                                                                           ----------------------
Finance - Investment Banker & Broker (1.94%)
Knight Capital Group Inc (a)                                          191,500                                          3,571,475
LaBranche & Co Inc (a)(b)                                              28,800                                            255,456
Piper Jaffray Cos (a)                                                  37,800                                          2,613,870
Raymond James Financial Inc                                            17,613                                            561,150
SWS Group Inc (b)                                                       4,600                                            127,834
                                                                                                           ----------------------
                                                                                                                       7,129,785
                                                                                                           ----------------------
Finance - Leasing Company (0.13%)
California First National Bancorp                                       1,100                                             15,664
Financial Federal Corp (b)                                             13,800                                            379,776
Marlin Business Services Corp (a)(b)                                    1,900                                             43,909
MicroFinancial Inc                                                      5,975                                             22,586
                                                                                                           ----------------------
                                                                                                                         461,935
                                                                                                           ----------------------
Finance - Mortgage Loan/Banker (0.12%)
Accredited Home Lenders Holding Co (a)(b)                               1,600                                             48,960
Delta Financial Corp (b)                                               17,100                                            164,160
Federal Agricultural Mortgage Corp (b)                                  7,600                                            199,880
Franklin Credit Management Corp (a)                                     5,500                                             30,305
                                                                                                           ----------------------
                                                                                                                         443,305
                                                                                                           ----------------------
Finance - Other Services (0.11%)
Aether Holdings Inc (a)                                                60,990                                            412,902
                                                                                                           ----------------------


Financial Guarantee Insurance (0.37%)
Triad Guaranty Inc (a)(b)                                              26,200                                          1,349,562
                                                                                                           ----------------------

Firearms & Ammunition (0.01%)
Sturm Ruger & Co Inc (b)                                                6,600                                             54,978
                                                                                                           ----------------------

Fisheries (0.04%)
Zapata Corp (a)                                                        22,800                                            139,536
                                                                                                           ----------------------

Food - Baking (0.01%)
Tasty Baking Co                                                         2,300                                             20,608
                                                                                                           ----------------------

Food - Meat Products (0.02%)
Premium Standard Farms Inc (b)                                          3,500                                             67,340
                                                                                                           ----------------------

Food - Miscellaneous/Diversified (1.09%)
American Italian Pasta Co (a)(b)                                       33,550                                            251,289
Cal-Maine Foods Inc                                                    20,300                                            139,664
Chiquita Brands International Inc (b)                                  74,500                                          1,020,650
Corn Products International Inc                                         5,625                                            203,569
Golden Enterprises Inc                                                    700                                              2,142
Hain Celestial Group Inc (a)                                           65,873                                          1,859,595
John B Sanfilippo & Son (a)(b)                                         20,676                                            218,545
M&F Worldwide Corp (a)                                                 15,500                                            249,395
Monterey Gourmet Foods Inc (a)                                         13,100                                             56,592
                                                                                                           ----------------------
                                                                                                                       4,001,441
                                                                                                           ----------------------
Food - Retail (0.11%)
Great Atlantic & Pacific Tea Co (b)                                     3,800                                            105,146
Ingles Markets Inc                                                      4,480                                            127,411
Ruddick Corp (b)                                                          100                                              2,820
Weis Markets Inc                                                        4,300                                            174,580
                                                                                                           ----------------------
                                                                                                                         409,957
                                                                                                           ----------------------
Food - Wholesale & Distribution (0.30%)
Performance Food Group Co (a)(b)                                       38,000                                          1,104,660
                                                                                                           ----------------------

Footwear & Related Apparel (0.15%)
Lacrosse Footwear Inc (a)                                               1,200                                             14,520
Phoenix Footwear Group Inc (a)(b)                                      20,000                                             99,000
Rocky Brands Inc (a)(b)                                                 2,900                                             37,178
Stride Rite Corp                                                       25,500                                            376,125
Vulcan International Corp                                                 200                                             11,600
                                                                                                           ----------------------
                                                                                                                         538,423
                                                                                                           ----------------------
Funeral Services & Related Items (0.78%)
Alderwoods Group Inc (a)(b)                                            77,000                                          1,531,530
Carriage Services Inc (a)(b)                                           32,300                                            152,779
Stewart Enterprises Inc                                               190,600                                          1,177,908
                                                                                                           ----------------------
                                                                                                                       2,862,217
                                                                                                           ----------------------
Gambling (Non-Hotel) (0.03%)
Lakes Entertainment Inc (a)(b)                                          9,900                                            112,464
                                                                                                           ----------------------

Gas - Distribution (0.21%)
South Jersey Industries Inc (b)                                        25,300                                            782,529
                                                                                                           ----------------------

Golf (0.10%)
Callaway Golf Co                                                       27,400                                            367,982
                                                                                                           ----------------------


Health Care Cost Containment (0.07%)
Hooper Holmes Inc                                                      47,300                                            170,280
Integramed America Inc (a)                                             10,725                                            101,673
                                                                                                           ----------------------
                                                                                                                         271,953
                                                                                                           ----------------------
Healthcare Safety Device (0.00%)
Cardiac Science Corp (a)                                                  500                                              4,390
                                                                                                           ----------------------

Home Furnishings (1.16%)
Bassett Furniture Industries Inc                                        7,700                                            127,204
Chromcraft Revington Inc (a)                                            2,500                                             23,750
Flexsteel Industries                                                    2,364                                             29,834
Furniture Brands International Inc (b)                                 96,500                                          1,794,900
Kimball International Inc (b)                                          44,800                                          1,113,280
La-Z-Boy Inc (b)                                                       94,600                                          1,158,850
Rowe Cos/The (a)(c)                                                     6,200                                              2,666
                                                                                                           ----------------------
                                                                                                                       4,250,484
                                                                                                           ----------------------
Hotels & Motels (0.48%)
Interstate Hotels & Resorts Inc (a)                                    26,900                                            241,293
Lodgian Inc (a)                                                        21,900                                            312,075
Marcus Corp                                                            31,764                                            793,782
Red Lion Hotels Corp (a)                                               33,800                                            403,910
                                                                                                           ----------------------
                                                                                                                       1,751,060
                                                                                                           ----------------------
Housewares (0.23%)
Libbey Inc                                                             11,750                                            135,125
National Presto Industries Inc (b)                                     11,500                                            704,145
                                                                                                           ----------------------
                                                                                                                         839,270
                                                                                                           ----------------------
Human Resources (1.64%)
Ablest Inc (a)                                                          3,500                                             23,625
CDI Corp                                                               12,800                                            302,592
Cross Country Healthcare Inc (a)                                       29,356                                            568,332
Edgewater Technology Inc (a)                                           11,900                                             77,112
Kelly Services Inc                                                     29,329                                            844,089
Medical Staffing Network Holdings Inc (a)(b)                           48,300                                            277,725
MPS Group Inc (a)(b)                                                  188,100                                          2,868,525
On Assignment Inc (a)(b)                                                3,650                                             41,427
RCM Technologies Inc (a)                                                9,300                                             51,150
Spherion Corp (a)                                                     127,400                                            923,650
Westaff Inc (a)                                                         6,500                                             27,105
                                                                                                           ----------------------
                                                                                                                       6,005,332
                                                                                                           ----------------------
Identification Systems - Development (0.41%)
Paxar Corp (a)(b)                                                      75,500                                          1,511,510
                                                                                                           ----------------------

Industrial Audio & Video Products (0.02%)
Ballantyne of Omaha Inc (a)                                            10,600                                             46,852
Rockford Corp (a)(b)                                                    3,600                                             11,592
                                                                                                           ----------------------
                                                                                                                          58,444
                                                                                                           ----------------------
Industrial Automation & Robots (0.17%)
Nordson Corp                                                           13,700                                            630,885
                                                                                                           ----------------------

Instruments - Controls (0.08%)
Frequency Electronics Inc                                              10,900                                            145,406
Spectrum Control Inc (a)                                               15,900                                            141,510
Technology Research Corp                                                1,900                                              9,918
                                                                                                           ----------------------
                                                                                                                         296,834
                                                                                                           ----------------------
Instruments - Scientific (0.03%)
Meade Instruments Corp (a)                                             42,366                                             80,919
OI Corp                                                                 1,700                                             16,830
Instruments - Scientific
Winland Electronics Inc (a)                                             1,800                                              7,236
                                                                                                           ----------------------
                                                                                                                         104,985
                                                                                                           ----------------------
Insurance Brokers (0.07%)
Hilb Rogal & Hobbs Co                                                   6,025                                            240,518
                                                                                                           ----------------------

Internet Application Software (0.93%)
@Road Inc (a)(b)                                                       46,247                                            290,894
Interwoven Inc (a)                                                     94,900                                          1,207,128
RealNetworks Inc (a)(b)                                                39,391                                            432,513
S1 Corp (a)                                                            67,710                                            334,487
Stellent Inc                                                           30,101                                            336,228
Vignette Corp (a)(b)                                                   49,450                                            806,035
                                                                                                           ----------------------
                                                                                                                       3,407,285
                                                                                                           ----------------------
Internet Connectivity Services (0.13%)
PC-Tel Inc (a)                                                         43,627                                            468,990
                                                                                                           ----------------------

Internet Content - Entertainment (0.03%)
Alloy Inc (a)                                                           8,850                                            121,599
                                                                                                           ----------------------

Internet Content - Information & News (0.44%)
Autobytel Inc (a)(b)                                                   24,240                                             80,477
Harris Interactive Inc (a)(b)                                         138,800                                            927,184
Infospace Inc (a)(b)                                                   27,300                                            551,733
Looksmart (a)(b)                                                       15,020                                             54,823
                                                                                                           ----------------------
                                                                                                                       1,614,217
                                                                                                           ----------------------
Internet Financial Services (0.01%)
Insweb Corp (a)                                                         1,000                                              2,250
Netbank Inc                                                             6,800                                             36,108
                                                                                                           ----------------------
                                                                                                                          38,358
                                                                                                           ----------------------
Internet Incubators (0.13%)
Internet Capital Group Inc (a)(b)                                      30,600                                            320,688
Safeguard Scientifics Inc (a)                                          70,800                                            172,752
                                                                                                           ----------------------
                                                                                                                         493,440
                                                                                                           ----------------------
Internet Infrastructure Software (0.14%)
Quovadx Inc (a)                                                        21,500                                             55,470
SupportSoft Inc (a)                                                    32,400                                            165,564
TeleCommunication Systems Inc (a)(b)                                    8,300                                             26,975
TIBCO Software Inc (a)                                                 29,490                                            272,782
                                                                                                           ----------------------
                                                                                                                         520,791
                                                                                                           ----------------------
Internet Security (0.21%)
ActivIdentity Corp (a)                                                 35,514                                            197,458
SonicWALL Inc (a)(b)                                                   53,000                                            556,500
                                                                                                           ----------------------
                                                                                                                         753,958
                                                                                                           ----------------------
Intimate Apparel (0.24%)
Warnaco Group Inc/The (a)(b)                                           41,088                                            872,709
                                                                                                           ----------------------

Investment Companies (0.58%)
Hercules Technology Growth Capital Inc (b)                             11,300                                            156,731
MCG Capital Corp                                                       86,903                                          1,557,302
Medallion Financial Corp                                               35,900                                            429,005
                                                                                                           ----------------------
                                                                                                                       2,143,038
                                                                                                           ----------------------
Investment Management & Advisory Services (0.15%)
Affiliated Managers Group Inc (a)(b)                                    5,600                                            560,784
                                                                                                           ----------------------


Lasers - Systems & Components (0.60%)
Coherent Inc (a)                                                       27,500                                            886,325
Electro Scientific Industries Inc (a)                                  26,216                                            523,009
Newport Corp (a)(b)                                                    36,235                                            783,401
                                                                                                           ----------------------
                                                                                                                       2,192,735
                                                                                                           ----------------------
Leisure & Recreation Products (0.40%)
Johnson Outdoors Inc (a)                                                6,500                                            115,960
K2 Inc (a)(b)                                                          86,200                                          1,177,492
Multimedia Games Inc (a)(b)                                            18,300                                            171,837
                                                                                                           ----------------------
                                                                                                                       1,465,289
                                                                                                           ----------------------
Life & Health Insurance (2.29%)
American Equity Investment Life Holding Co (b)                         85,800                                          1,094,808
Delphi Financial Group                                                 12,600                                            494,550
FBL Financial Group Inc (b)                                            42,900                                          1,516,515
Great American Financial Resources Inc                                 34,900                                            806,539
Independence Holding Co                                                 6,000                                            142,560
KMG America Corp (a)                                                   18,550                                            140,980
Penn Treaty American Corp (a)                                          20,525                                            150,038
Phoenix Cos Inc/The                                                   175,600                                          2,781,504
Presidential Life Corp (b)                                             53,596                                          1,264,865
                                                                                                           ----------------------
                                                                                                                       8,392,359
                                                                                                           ----------------------
Linen Supply & Related Items (0.30%)
Angelica Corp (b)                                                       6,950                                            145,533
G&K Services Inc                                                       17,200                                            655,492
Unifirst Corp/MA                                                        8,100                                            292,005
                                                                                                           ----------------------
                                                                                                                       1,093,030
                                                                                                           ----------------------
Machinery - Electrical (0.34%)
Regal-Beloit Corp (b)                                                  25,100                                          1,241,195
                                                                                                           ----------------------

Machinery - Farm (0.14%)
Alamo Group Inc                                                         9,800                                            227,360
Gehl Co (a)(b)                                                          9,500                                            271,130
                                                                                                           ----------------------
                                                                                                                         498,490
                                                                                                           ----------------------
Machinery - General Industry (1.03%)
Applied Industrial Technologies Inc                                    50,175                                          1,442,029
IDEX Corp                                                               9,225                                            432,653
Kadant Inc (a)                                                         25,600                                            698,880
Robbins & Myers Inc                                                    30,600                                          1,177,794
TB Wood's Corp                                                            800                                             11,880
                                                                                                           ----------------------
                                                                                                                       3,763,236
                                                                                                           ----------------------
Machinery - Material Handling (0.01%)
Key Technology Inc (a)                                                  2,700                                             34,263
                                                                                                           ----------------------

Machinery - Pumps (0.11%)
Tecumseh Products Co (a)(b)                                            24,200                                            406,560
                                                                                                           ----------------------

Machinery - Thermal Processing (0.00%)
Global Power Equipment Group Inc/ (a)(b)                               10,041                                              8,535
                                                                                                           ----------------------

Machinery Tools & Related Products (0.03%)
Hardinge Inc                                                            6,700                                             99,428
                                                                                                           ----------------------

Medical - Biomedical/Gene (0.38%)
Applera Corp - Celera Genomics Group (a)                                2,400                                             37,248
Avigen Inc (a)                                                         15,532                                             78,747
Cambrex Corp                                                           13,745                                            321,633
CuraGen Corp (a)(b)                                                    10,200                                             39,474
Medical - Biomedical/Gene
Enzon Pharmaceuticals Inc (a)(b)                                        6,000                                             51,360
Gene Logic Inc (a)                                                     48,833                                             83,993
Harvard Bioscience Inc (a)                                             47,800                                            244,258
Immunogen Inc (a)                                                       1,000                                              3,990
Maxygen Inc (a)                                                        28,019                                            238,722
Nanogen Inc (a)(b)                                                     38,700                                             79,722
Neose Technologies Inc (a)                                             47,700                                            125,928
Orchid Cellmark Inc (a)                                                 5,600                                             17,808
Praecis Pharmaceuticals Inc (a)                                         9,200                                             23,644
Savient Pharmaceuticals Inc (a)(b)                                      7,400                                             56,314
                                                                                                           ----------------------
                                                                                                                       1,402,841
                                                                                                           ----------------------
Medical - Drugs (0.11%)
Bradley Pharmaceuticals Inc (a)(b)                                     12,500                                            217,500
Infinity Pharmaceuticals Inc (a)                                       13,900                                            199,743
                                                                                                           ----------------------
                                                                                                                         417,243
                                                                                                           ----------------------
Medical - Generic Drugs (0.30%)
Alpharma Inc                                                           50,100                                          1,105,707
                                                                                                           ----------------------

Medical - Hospitals (0.08%)
Medcath Corp (a)(b)                                                    11,365                                            301,059
                                                                                                           ----------------------

Medical - Nursing Homes (0.72%)
Genesis HealthCare Corp (a)(b)                                         36,300                                          1,758,009
Kindred Healthcare Inc (a)(b)                                          33,100                                            893,700
                                                                                                           ----------------------
                                                                                                                       2,651,709
                                                                                                           ----------------------
Medical - Outpatient & Home Medical Care (0.36%)
Allied Healthcare International Inc (a)                                46,810                                             93,152
Amedisys Inc (a)(b)                                                     5,175                                            209,950
American Shared Hospital Services                                         800                                              5,520
Gentiva Health Services Inc (a)                                        18,300                                            339,465
LHC Group Inc (a)(b)                                                   22,125                                            544,717
National Home Health Care Corp                                          1,200                                             12,600
Pediatric Services of America Inc (a)                                   8,100                                             97,200
Res-Care Inc (a)(b)                                                     1,200                                             23,208
                                                                                                           ----------------------
                                                                                                                       1,325,812
                                                                                                           ----------------------
Medical Information Systems (0.01%)
AMICAS Inc (a)                                                         11,200                                             35,280
                                                                                                           ----------------------

Medical Instruments (0.27%)
Bruker BioSciences Corp (a)                                            27,614                                            219,808
Conmed Corp (a)(b)                                                     21,900                                            485,961
Datascope Corp                                                          5,800                                            208,046
New Brunswick Scientific Inc (a)                                        1,800                                             13,518
OccuLogix Inc (a)(b)                                                    6,600                                             16,170
Orthologic Corp (a)                                                    22,475                                             29,442
                                                                                                           ----------------------
                                                                                                                         972,945
                                                                                                           ----------------------
Medical Products (0.51%)
ATS Medical Inc (a)(b)                                                 25,000                                             59,750
Caliper Life Sciences Inc (a)                                           5,200                                             26,520
Cantel Medical Corp (a)(b)                                             12,100                                            173,877
Encore Medical Corp (a)                                                86,198                                            561,149
Hanger Orthopedic Group Inc (a)                                         6,100                                             47,336
HealthTronics Inc (a)                                                  32,200                                            223,146
Kewaunee Scientific Corp                                                  700                                              5,215
Misonix Inc (a)                                                        15,200                                             56,240
North American Scientific Inc (a)(b)                                    1,300                                              1,339

Medical Products
Osteotech Inc (a)                                                      30,900                                            161,298
Rita Medical Systems Inc (a)                                           36,900                                            132,840
Sonic Innovations Inc (a)                                              10,000                                             47,900
Span-America Medical Systems Inc                                        1,400                                             19,320
SRI/Surgical Express Inc (a)                                            4,400                                             18,524
Synovis Life Technologies Inc (a)                                      21,100                                            155,718
Zoll Medical Corp (a)                                                   5,016                                            194,119
                                                                                                           ----------------------
                                                                                                                       1,884,291
                                                                                                           ----------------------
Metal - Iron (0.28%)
Cleveland-Cliffs Inc                                                    6,525                                            275,942
Gibraltar Industries Inc                                               36,244                                            765,111
                                                                                                           ----------------------
                                                                                                                       1,041,053
                                                                                                           ----------------------
Metal Processors & Fabrication (0.51%)
Ampco-Pittsburgh Corp                                                   3,300                                            109,560
CIRCOR International Inc                                               28,200                                            929,754
Intermet Corp (a)(c)                                                      100                                                  -
NN INC                                                                 15,000                                            169,350
Wolverine Tube Inc (a)(b)                                               9,500                                             27,265
Worthington Industries Inc (b)                                         37,700                                            651,456
                                                                                                           ----------------------
                                                                                                                       1,887,385
                                                                                                           ----------------------
Metal Products - Fasteners (0.00%)
Chicago Rivet & Machine Co                                                300                                              7,293
Eastern Co/The                                                            600                                             10,500
                                                                                                           ----------------------
                                                                                                                          17,793
                                                                                                           ----------------------
Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)                                            14,700                                             53,655
                                                                                                           ----------------------

MRI - Medical Diagnostic Imaging (0.00%)
Radiologix Inc (a)                                                      3,400                                             13,872
                                                                                                           ----------------------

Multi-Line Insurance (1.33%)
Alfa Corp                                                              45,642                                            843,008
Atlantic American Corp (a)                                              7,500                                             18,900
Citizens Inc/TX (a)(b)                                                 24,042                                            153,148
Direct General Corp                                                    43,200                                            569,808
HCC Insurance Holdings Inc (b)                                         25,940                                            873,140
Horace Mann Educators Corp                                             80,800                                          1,627,312
National Security Group Inc                                               300                                              4,731
United Fire & Casualty Co                                              22,500                                            796,050
Vesta Insurance Group Inc (a)                                           2,000                                                 15
                                                                                                           ----------------------
                                                                                                                       4,886,112
                                                                                                           ----------------------
Multimedia (0.40%)
Entravision Communications Corp (a)                                   109,600                                            804,464
Media General Inc                                                      16,000                                            593,600
Triple Crown Media Inc (a)                                              7,730                                             54,496
                                                                                                           ----------------------
                                                                                                                       1,452,560
                                                                                                           ----------------------
Music (0.03%)
Steinway Musical Instruments (a)                                        3,600                                            106,776
                                                                                                           ----------------------

Networking Products (1.94%)
3Com Corp (a)(b)                                                      698,000                                          3,392,280
Adaptec Inc (a)                                                       104,900                                            475,197
Aeroflex Inc (a)                                                       58,134                                            627,847
Black Box Corp                                                         30,300                                          1,351,077
Performance Technologies Inc (a)                                       16,050                                             90,201
SafeNet Inc (a)(b)                                                     44,000                                            941,600

Networking Products
Stratos International Inc (a)                                          13,900                                             90,628
Zhone Technologies Inc (a)(b)                                          97,700                                            138,734
                                                                                                           ----------------------
                                                                                                                       7,107,564
                                                                                                           ----------------------
Non-Ferrous Metals (0.24%)
Brush Engineered Materials Inc (a)                                        500                                             16,830
USEC Inc (b)                                                           76,400                                            852,624
                                                                                                           ----------------------
                                                                                                                         869,454
                                                                                                           ----------------------
Non-Hazardous Waste Disposal (0.28%)
Waste Connections Inc (a)                                              23,900                                            972,491
Waste Industries USA Inc (b)                                            2,098                                             60,464
                                                                                                           ----------------------
                                                                                                                       1,032,955
                                                                                                           ----------------------
Office Automation & Equipment (0.49%)
IKON Office Solutions Inc                                             120,400                                          1,795,164
TRM Corp (a)(b)                                                         4,000                                              7,960
                                                                                                           ----------------------
                                                                                                                       1,803,124
                                                                                                           ----------------------
Office Furnishings - Original (0.06%)
HNI Corp                                                                5,025                                            225,974
                                                                                                           ----------------------

Office Supplies & Forms (0.12%)
Ennis Inc (b)                                                          18,200                                            418,054
Nashua Corp (a)                                                         4,100                                             25,625
                                                                                                           ----------------------
                                                                                                                         443,679
                                                                                                           ----------------------
Oil - Field Services (1.65%)
Hanover Compressor Co (a)(b)                                           61,495                                          1,138,887
Infinity Energy Resources Inc (a)                                       2,495                                              8,583
Oil States International Inc (a)                                        7,050                                            204,732
Trico Marine Services Inc (a)(b)                                       12,200                                            416,020
Universal Compression Holdings Inc (a)                                 71,145                                          4,287,198
                                                                                                           ----------------------
                                                                                                                       6,055,420
                                                                                                           ----------------------
Oil & Gas Drilling (0.06%)
Pioneer Drilling Co (a)                                                15,500                                            203,515
                                                                                                           ----------------------

Oil Company - Exploration & Production (1.92%)
Arena Resources Inc (a)(b)                                             20,230                                            722,616
Bringham Exploration Co. (a)(b)                                        27,200                                            211,888
Callon Petroleum Co (a)                                                24,300                                            373,734
Comstock Resources Inc (a)                                             22,800                                            636,120
Edge Petroleum Corp (a)                                                 6,700                                            122,007
Gulfport Energy Corp (a)(b)                                            28,270                                            336,978
Harvest Natural Resources Inc (a)(b)                                   29,100                                            323,301
Mariner Energy Inc (a)(b)                                               3,900                                             77,298
Meridian Resource Corp (a)                                             76,400                                            256,704
PetroHawk Energy Corp (a)(b)                                           47,393                                            536,963
Rosetta Resources Inc (a)                                              20,875                                            377,420
Stone Energy Corp (a)                                                  21,800                                            849,546
Swift Energy Co (a)(b)                                                 24,300                                          1,135,296
Whiting Petroleum Corp (a)(b)                                          24,400                                          1,088,484
                                                                                                           ----------------------
                                                                                                                       7,048,355
                                                                                                           ----------------------
Optical Recognition Equipment (0.04%)
Digimarc Corp (a)                                                      18,100                                            162,357
                                                                                                           ----------------------

Paper & Related Products (1.13%)
Bowater Inc (b)                                                        18,900                                            395,199
Buckeye Technologies Inc (a)                                           30,100                                            312,739
Caraustar Industries Inc (a)                                           44,400                                            480,852
Glatfelter                                                             79,800                                          1,168,272
Paper & Related Products
Pope & Talbot Inc (b)                                                  13,200                                             71,940
Rock-Tenn Co                                                           24,900                                            513,936
Schweitzer-Mauduit International Inc                                   26,700                                            615,702
Wausau Paper Corp                                                      44,100                                            597,996
                                                                                                           ----------------------
                                                                                                                       4,156,636
                                                                                                           ----------------------
Pharmacy Services (0.03%)
BioScrip Inc (a)                                                       44,600                                            108,824
Curative Health Services Inc (a)(c)                                     4,500                                                  -
Standard Management Corp (a)                                            1,700                                                306
                                                                                                           ----------------------
                                                                                                                         109,130
                                                                                                           ----------------------
Physical Therapy & Rehabilitation Centers (0.02%)
RehabCare Group Inc (a)                                                 6,300                                             81,018
                                                                                                           ----------------------

Physician Practice Management (0.30%)
American Dental Partners Inc (a)                                        2,800                                             54,600
I-Trax Inc (a)                                                         23,300                                             59,881
OCA Inc (a)(b)                                                          1,600                                                 52
Pediatrix Medical Group Inc (a)                                        21,575                                            969,365
                                                                                                           ----------------------
                                                                                                                       1,083,898
                                                                                                           ----------------------
Platinum (0.01%)
Stillwater Mining Co (a)(b)                                             2,500                                             26,875
                                                                                                           ----------------------

Pollution Control (0.00%)
Catalytica Energy Systems Inc (a)(b)                                    3,300                                              4,158
                                                                                                           ----------------------

Poultry (0.01%)
Sanderson Farms Inc                                                     1,000                                             26,530
                                                                                                           ----------------------

Power Converter & Supply Equipment (0.23%)
C&D Technologies Inc (b)                                               49,600                                            246,016
Espey Manufacturing & Electronics Corp                                  1,400                                             24,150
Magnetek Inc (a)                                                       23,600                                            112,336
Powell Industries Inc (a)                                              18,800                                            450,636
                                                                                                           ----------------------
                                                                                                                         833,138
                                                                                                           ----------------------
Printing - Commercial (0.02%)
Bowne & Co Inc                                                          1,800                                             28,134
Champion Industries Inc/WV                                              4,258                                             29,678
Consolidated Graphics Inc (a)                                             200                                             12,434
Tufco Technologies Inc (a)                                              1,300                                              8,190
                                                                                                           ----------------------
                                                                                                                          78,436
                                                                                                           ----------------------
Private Corrections (0.04%)
Cornell Cos Inc (a)                                                     7,700                                            137,830
                                                                                                           ----------------------

Property & Casualty Insurance (5.32%)
21st Century Insurance Group                                           68,000                                          1,073,040
Affirmative Insurance Holdings Inc                                      3,900                                             64,779
American Physicians Capital Inc (a)                                    10,700                                            585,397
Argonaut Group Inc (a)                                                 54,800                                          1,863,748
Baldwin & Lyons Inc                                                    33,400                                            864,058
Bancinsurance Corp (a)                                                    600                                              3,660
CNA Surety Corp (a)                                                    38,100                                            774,954
Donegal Group Inc                                                      28,088                                            570,467
EMC Insurance Group Inc (b)                                            11,939                                            366,169
Fpic Insurance Group Inc (a)(b)                                        18,100                                            646,894
Harleysville Group Inc                                                 49,321                                          1,779,502
Infinity Property & Casualty Corp                                      37,300                                          1,604,646

Property & Casualty Insurance
Investors Title Co                                                        700                                             35,651
LandAmerica Financial Group Inc (b)                                    32,700                                          2,063,043
Meadowbrook Insurance Group Inc (a)                                    81,800                                            985,690
Mercer Insurance Group Inc                                              5,400                                            130,032
Merchants Group Inc                                                     1,500                                             45,390
Midland Co/The                                                         17,500                                            817,950
Navigators Group Inc (a)                                               15,600                                            734,292
NYMAGIC Inc                                                             8,700                                            278,835
Ohio Casualty Corp                                                          1                                                 27
PMA Capital Corp (a)                                                   57,100                                            541,308
ProAssurance Corp (a)(b)                                                1,400                                             68,180
Procentury Corp                                                        11,000                                            163,350
RLI Corp                                                                2,900                                            157,209
RTW Inc (a)                                                            18,600                                            183,582
SCPIE Holdings Inc (a)(b)                                               9,300                                            260,865
Selective Insurance Group                                              19,400                                          1,071,850
State Auto Financial Corp (b)                                          13,500                                            433,755
Stewart Information Services Corp (b)                                  31,200                                          1,156,272
Unico American Corp (a)                                                15,500                                            158,875
United America Indemnity Ltd (a)                                        2,404                                             55,196
                                                                                                           ----------------------
                                                                                                                      19,538,666
                                                                                                           ----------------------
Protection - Safety (0.02%)
Integrated Alarm Services Group Inc (a)(b)                             19,000                                             61,750
Mace Security International Inc (a)                                    11,900                                             29,988
                                                                                                           ----------------------
                                                                                                                          91,738
                                                                                                           ----------------------
Publicly Traded Investment Fund (0.47%)
iShares Russell 2000 Value Index Fund (b)                              22,475                                          1,740,689
                                                                                                           ----------------------

Publishing - Books (0.45%)
Scholastic Corp (a)                                                    52,000                                          1,633,840
                                                                                                           ----------------------

Quarrying (0.06%)
Birch Mountain Resources Ltd (a)(b)                                    59,475                                            217,084
                                                                                                           ----------------------

Racetracks (0.04%)
Dover Motorsports Inc                                                  30,700                                            162,096
                                                                                                           ----------------------

Radio (1.34%)
Beasley Broadcasting Group Inc                                          1,750                                             12,267
Citadel Broadcasting Corp (b)                                         112,300                                          1,149,952
Cox Radio Inc (a)(b)                                                   28,900                                            486,676
Cumulus Media Inc (a)(b)                                              107,383                                          1,151,146
Emmis Communications Corp (a)(b)                                       25,200                                            310,968
Entercom Communications Corp (b)                                       32,800                                            907,576
Radio One Inc - Class D (a)(b)                                         91,880                                            623,865
Regent Communications Inc (a)                                           8,500                                             31,365
Saga Communications Inc (a)                                            12,200                                            102,480
Spanish Broadcasting System (a)(b)                                     31,048                                            145,926
                                                                                                           ----------------------
                                                                                                                       4,922,221
                                                                                                           ----------------------
Real Estate Magagement & Services (0.02%)
United Capital Corp (a)                                                 1,900                                             51,604
ZipRealty Inc (a)(b)                                                    1,200                                              9,456
                                                                                                           ----------------------
                                                                                                                          61,060
                                                                                                           ----------------------
Real Estate Operator & Developer (0.09%)
Avatar Holdings Inc (a)(b)                                              1,700                                            110,517
California Coastal Communities Inc (a)                                 10,800                                            214,056

Real Estate Operator & Developer
Stratus Properties Inc (a)                                                600                                             19,050
                                                                                                           ----------------------
                                                                                                                         343,623
                                                                                                           ----------------------
Recreational Centers (0.03%)
Bally Total Fitness Holding Corp (a)(b)                                35,000                                             98,350
                                                                                                           ----------------------

Recycling (0.05%)
Metal Management Inc                                                    6,100                                            167,628
                                                                                                           ----------------------

REITS - Diversified (0.67%)
Longview Fibre Co                                                      70,063                                          1,475,527
Potlatch Corp                                                          23,926                                            971,395
                                                                                                           ----------------------
                                                                                                                       2,446,922
                                                                                                           ----------------------
REITS - Hotels (0.10%)
Ashford Hospitality Trust Inc                                          15,000                                            193,200
Highland Hospitality Corp                                              12,175                                            168,259
                                                                                                           ----------------------
                                                                                                                         361,459
                                                                                                           ----------------------
REITS - Mortgage (0.25%)
MFA Mortgage Investments Inc (b)                                       56,175                                            444,906
Redwood Trust Inc (b)                                                   8,650                                            475,491
                                                                                                           ----------------------
                                                                                                                         920,397
                                                                                                           ----------------------
Rental - Auto & Equipment (1.09%)
Aaron Rents Inc                                                        27,500                                            684,200
Dollar Thrifty Automotive Group (a)(b)                                 54,260                                          2,179,082
Electro Rent Corp (a)                                                  19,800                                            327,294
Mcgrath Rentcorp                                                       22,700                                            612,900
Rent-Way Inc (a)(b)                                                    17,400                                            184,266
                                                                                                           ----------------------
                                                                                                                       3,987,742
                                                                                                           ----------------------
Research & Development (0.24%)
Albany Molecular Research Inc (a)                                      67,600                                            805,116
PharmaNet Development Group Inc (a)(b)                                  4,100                                             76,670
                                                                                                           ----------------------
                                                                                                                         881,786
                                                                                                           ----------------------
Resorts & Theme Parks (0.51%)
Bluegreen Corp (a)(b)                                                  33,200                                            416,328
Great Wolf Resorts Inc (a)                                             14,100                                            185,556
ILX Resorts Inc                                                         8,000                                             76,160
Silverleaf Resorts Inc (a)                                              2,320                                              9,976
Six Flags Inc (a)(b)                                                  170,300                                            970,710
Sunterra Corp (a)(b)                                                   17,594                                            194,414
                                                                                                           ----------------------
                                                                                                                       1,853,144
                                                                                                           ----------------------
Respiratory Products (0.01%)
Allied Healthcare Products (a)                                          6,400                                             34,112
                                                                                                           ----------------------

Retail - Apparel & Shoe (0.81%)
Charming Shoppes Inc (a)(b)                                           106,582                                          1,577,414
Finish Line                                                             8,000                                            103,680
Shoe Carnival Inc (a)(b)                                                4,700                                            134,514
Stage Stores Inc                                                       29,500                                            956,095
Syms Corp (a)(b)                                                        6,300                                            122,283
Wilsons The Leather Experts (a)                                        28,200                                             75,858
                                                                                                           ----------------------
                                                                                                                       2,969,844
                                                                                                           ----------------------
Retail - Arts & Crafts (0.05%)
AC Moore Arts & Crafts Inc (a)(b)                                       8,148                                            178,686
                                                                                                           ----------------------

Retail - Auto Parts (0.39%)
Coast Distribution System/CA                                            2,900                                             28,797

Retail - Auto Parts
PEP Boys-Manny Moe & Jack                                             100,100                                          1,419,418
                                                                                                           ----------------------
                                                                                                                       1,448,215
                                                                                                           ----------------------
Retail - Automobile (1.81%)
America's Car-Mart Inc (a)(b)                                           4,900                                             73,206
Asbury Automotive Group Inc                                            27,700                                            664,800
Group 1 Automotive Inc (b)                                             33,500                                          1,919,885
Lithia Motors Inc (b)                                                  27,600                                            703,800
Rush Enterprises Inc (a)(b)                                            18,200                                            341,432
Sonic Automotive Inc (b)                                               53,900                                          1,417,570
United Auto Group Inc                                                  65,995                                          1,516,565
                                                                                                           ----------------------
                                                                                                                       6,637,258
                                                                                                           ----------------------
Retail - Bookstore (0.23%)
Books-A-Million Inc (b)                                                   442                                              8,836
Borders Group Inc (b)                                                  39,700                                            817,423
                                                                                                           ----------------------
                                                                                                                         826,259
                                                                                                           ----------------------
Retail - Computer Equipment (0.55%)
GTSI Corp (a)                                                           7,478                                             67,078
Insight Enterprises Inc (a)(b)                                         55,159                                          1,185,367
PC Connection Inc (a)(b)                                               44,300                                            486,857
PC Mall Inc (a)                                                        16,800                                            128,520
Systemax Inc (a)(b)                                                    15,200                                            165,224
                                                                                                           ----------------------
                                                                                                                       2,033,046
                                                                                                           ----------------------
Retail - Consumer Electronics (0.02%)
Rex Stores Corp (a)                                                       400                                              6,716
Tweeter Home Entertainment Group Inc (a)                               16,350                                             55,263
                                                                                                           ----------------------
                                                                                                                          61,979
                                                                                                           ----------------------
Retail - Discount (1.26%)
99 Cents Only Stores (a)(b)                                            46,700                                            559,933
Big Lots Inc (a)(b)                                                   159,600                                          3,364,368
Duckwall-ALCO Stores Inc (a)(b)                                         6,900                                            270,825
Fred's Inc (b)                                                         34,000                                            444,720
                                                                                                           ----------------------
                                                                                                                       4,639,846
                                                                                                           ----------------------
Retail - Fabric Store (0.22%)
Hancock Fabrics Inc /DE (a)(b)                                         13,500                                             44,820
Jo-Ann Stores Inc (a)(b)                                               41,500                                            755,300
                                                                                                           ----------------------
                                                                                                                         800,120
                                                                                                           ----------------------
Retail - Hair Salons (0.12%)
Regis Corp                                                             11,470                                            430,699
                                                                                                           ----------------------

Retail - Home Furnishings (0.20%)
Bombay Co Inc/The (a)                                                   8,100                                             11,178
Cost Plus Inc (a)(b)                                                   12,100                                            144,595
Haverty Furniture Cos Inc (b)                                          15,600                                            246,480
Kirkland's Inc (a)                                                      3,898                                             17,307
Pier 1 Imports Inc (b)                                                 46,900                                            306,726
                                                                                                           ----------------------
                                                                                                                         726,286
                                                                                                           ----------------------
Retail - Hypermarkets (0.11%)
Smart & Final Inc (a)                                                  22,908                                            412,573
                                                                                                           ----------------------

Retail - Jewelry (0.41%)
Finlay Enterprises Inc (a)                                             16,200                                            111,618
Lazare Kaplan International Inc (a)                                    12,200                                            109,556
Movado Group Inc (b)                                                   11,500                                            296,125
Zale Corp (a)(b)                                                       34,700                                          1,000,748
                                                                                                           ----------------------
                                                                                                                       1,518,047
                                                                                                           ----------------------

Retail - Leisure Products (0.22%)
MarineMax Inc (a)(b)                                                    5,600                                            159,656
West Marine Inc (a)(b)                                                 37,600                                            636,192
                                                                                                           ----------------------
                                                                                                                         795,848
                                                                                                           ----------------------
Retail - Mail Order (0.11%)
Blair Corp                                                              2,714                                             85,491
Sharper Image Corp (a)(b)                                              28,300                                            314,696
                                                                                                           ----------------------
                                                                                                                         400,187
                                                                                                           ----------------------
Retail - Miscellaneous/Diversified (0.09%)
Hastings Entertainment Inc (a)                                          1,300                                             10,140
Pricesmart Inc (a)                                                     19,378                                            329,232
                                                                                                           ----------------------
                                                                                                                         339,372
                                                                                                           ----------------------
Retail - Music Store (0.15%)
Guitar Center Inc (a)(b)                                               12,750                                            552,968
Trans World Entertainment (a)                                           1,700                                             10,880
                                                                                                           ----------------------
                                                                                                                         563,848
                                                                                                           ----------------------
Retail - Office Supplies (0.20%)
School Specialty Inc (a)(b)                                            18,515                                            725,047
                                                                                                           ----------------------

Retail - Pawn Shops (0.10%)
First Cash Financial Services Inc (a)                                  17,775                                            384,118
                                                                                                           ----------------------

Retail - Regional Department Store (0.10%)
Bon-Ton Stores Inc/The (b)                                              4,094                                            145,992
Gottschalks Inc (a)                                                    23,300                                            227,175
                                                                                                           ----------------------
                                                                                                                         373,167
                                                                                                           ----------------------
Retail - Restaurants (1.40%)
Bob Evans Farms Inc                                                    72,500                                          2,458,475
Buca Inc (a)(b)                                                        14,486                                             78,224
Champps Entertainment Inc (a)                                           8,575                                             55,052
Frisch's Restaurants Inc                                                  800                                             20,160
J Alexander's Corp                                                      4,900                                             42,140
Landry's Restaurants Inc (b)                                            4,900                                            143,570
Lone Star Steakhouse & Saloon Inc                                         200                                              5,460
O'Charleys Inc (a)                                                     19,100                                            379,899
Ryan's Restaurant Group Inc (a)                                        31,467                                            510,080
Smith & Wollensky Restaurant Group Inc (a)                             16,900                                             79,599
Sonic Corp (a)(b)                                                      21,300                                            484,575
Steak N Shake Co/The (a)(b)                                            10,400                                            193,336
Triarc Cos Inc                                                         40,350                                            677,476
                                                                                                           ----------------------
                                                                                                                       5,128,046
                                                                                                           ----------------------
Retail - Sporting Goods (0.04%)
Gander Mountain Co (a)(b)                                               9,900                                             74,052
Sport Chalet Inc - A Shares (a)                                         5,700                                             55,290
Sport Chalet Inc - B Shares (a)                                           800                                              7,680
                                                                                                           ----------------------
                                                                                                                         137,022
                                                                                                           ----------------------
Retail - Video Rental (0.21%)
Blockbuster Inc (b)                                                   176,300                                            691,096
Blockbuster Inc (a)(b)                                                 27,400                                             97,544
                                                                                                           ----------------------
                                                                                                                         788,640
                                                                                                           ----------------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (a)                                               100                                                 55
                                                                                                           ----------------------

Retirement & Aged Care (0.03%)
Capital Senior Living Corp (a)                                         13,200                                            126,060
                                                                                                           ----------------------


Rubber - Tires (0.47%)
Bandag Inc (b)                                                          8,500                                            373,065
Cooper Tire & Rubber Co (b)                                           127,200                                          1,364,856
                                                                                                           ----------------------
                                                                                                                       1,737,921
                                                                                                           ----------------------
Rubber & Plastic Products (0.07%)
Myers Industries Inc                                                   14,491                                            262,577
                                                                                                           ----------------------

Savings & Loans - Thrifts (3.76%)
Ameriana Bancorp                                                        3,000                                             40,680
American Bancorp of New Jersey                                            100                                              1,222
BankAtlantic Bancorp Inc                                               46,900                                            614,390
Bankunited Financial Corp (b)                                          29,948                                            807,698
Berkshire Hills Bancorp Inc                                             6,800                                            245,888
BFC Financial Corp (a)                                                    500                                              2,915
Brookline Bancorp Inc                                                  62,200                                            829,126
Camco Financial Corp                                                   10,400                                            144,560
CFS Bancorp Inc                                                        14,400                                            211,824
Citizens First Bancorp Inc                                              6,200                                            182,094
Citizens South Banking Corp                                            12,800                                            164,736
Cooperative Bankshares Inc                                                350                                              6,650
Dime Community Bancshares                                               2,700                                             37,665
First Defiance Financial Corp                                           7,600                                            219,792
First Federal Bancshares of Arkansas Inc                                  500                                             11,550
First Keystone Financial Inc                                              100                                              1,890
First Pactrust Bancorp Inc                                                200                                              5,606
First Place Financial Corp/OH                                          22,544                                            525,050
FirstBank NW Corp                                                      10,200                                            290,700
FirstFed Financial Corp (a)(b)                                         18,600                                          1,148,922
Flagstar Bancorp Inc (b)                                               52,700                                            792,081
Franklin Bank Corp/Houston TX (a)                                      21,377                                            432,029
Great Lakes Bancorp Inc (a)                                            11,580                                            175,437
HF Financial Corp                                                       7,260                                            124,654
HMN Financial Inc                                                         200                                              6,678
KNBT Bancorp Inc                                                       28,600                                            489,346
LSB Corp                                                                5,300                                             86,390
MAF Bancorp Inc                                                        33,687                                          1,451,573
MASSBANK Corp                                                           1,367                                             45,576
Meta Financial Group Inc                                                3,600                                             96,768
MFB Corp                                                                  600                                             19,512
Pacific Premier Bancorp Inc (a)                                        10,400                                            126,360
Parkvale Financial Corp                                                 3,700                                            123,950
Partners Trust Financial Group Inc                                     63,849                                            719,578
Pocahontas Bancorp Inc                                                  2,000                                             31,340
Provident Financial Holdings Inc                                        5,800                                            175,566
Provident Financial Services Inc                                       79,900                                          1,465,366
Provident New York Bancorp                                             33,690                                            476,377
Rainier Pacific Financial Group Inc                                     4,800                                             89,568
Riverview Bancorp Inc                                                  15,400                                            215,600
Rome Bancorp Inc                                                        6,200                                             79,298
Synergy Financial Group Inc                                             5,827                                             94,863
TF Financial Corp                                                       1,300                                             40,924
TierOne Corp                                                            2,490                                             79,630
Timberland Bancorp Inc/WA                                               8,700                                            306,675
United Community Financial Corp/OH                                     27,260                                            350,291
Willow Financial Bancorp Inc                                           11,934                                            190,586
                                                                                                           ----------------------
                                                                                                                      13,778,974
                                                                                                           ----------------------

Schools (0.04%)
Universal Technical Institute Inc (a)(b)                                7,760                                            155,045
                                                                                                           ----------------------

Semiconductor Component - Integrated Circuits (0.84%)
Atmel Corp (a)                                                         96,900                                            557,175
Catalyst Semiconductor Inc (a)                                         14,400                                             46,512
Exar Corp (a)                                                          31,445                                            407,841
Hifn Inc (a)                                                           15,900                                             81,567
Pericom Semiconductor Corp (a)(b)                                      47,700                                            458,397
Sigmatel Inc (a)                                                        8,100                                             42,039
Sipex Corp (a)                                                          2,400                                              9,336
Standard Microsystems Corp (a)(b)                                      14,131                                            435,659
Triquint Semiconductor Inc (a)                                        128,970                                            580,365
Vitesse Semiconductor Corp (a)(b)                                     392,800                                            459,576
                                                                                                           ----------------------
                                                                                                                       3,078,467
                                                                                                           ----------------------
Semiconductor Equipment (1.79%)
Aetrium Inc (a)                                                         1,400                                              5,362
Amtech Systems Inc (a)                                                    300                                              1,953
ATMI Inc (a)                                                           15,950                                            505,456
Axcelis Technologies Inc (a)(b)                                        76,376                                            526,995
Brooks Automation Inc (a)(b)                                           56,761                                            806,006
Cohu Inc                                                                1,000                                             19,780
Credence Systems Corp (a)                                             181,400                                            584,108
Electroglas Inc (a)                                                    39,400                                            114,654
Entegris Inc (a)(b)                                                    56,400                                            632,244
FSI International Inc (a)                                              25,214                                            147,754
Intest Corp (a)                                                         1,490                                              8,150
MKS Instruments Inc (a)                                               101,900                                          2,206,135
Nanometrics Inc (a)(b)                                                 22,700                                            235,172
Photronics Inc (a)(b)                                                  26,600                                            372,134
Rudolph Technologies Inc (a)(b)                                        22,185                                            391,787
                                                                                                           ----------------------
                                                                                                                       6,557,690
                                                                                                           ----------------------
Shipbuilding (0.03%)
Todd Shipyards Corp (b)                                                 6,400                                            113,472
                                                                                                           ----------------------

Software Tools (0.13%)
Borland Software Corp (a)(b)                                           84,326                                            465,480
                                                                                                           ----------------------

Steel - Producers (1.20%)
Carpenter Technology Corp                                                 111                                             11,876
Chaparral Steel Co                                                      7,134                                            296,703
Friedman Industries                                                     5,200                                             47,580
Olympic Steel Inc (b)                                                   4,200                                            103,698
Ryerson Inc (b)                                                        80,300                                          1,935,230
Schnitzer Steel Industries Inc                                         19,800                                            692,208
Shiloh Industries Inc (a)(b)                                           20,153                                            299,071
Steel Dynamics Inc (b)                                                  7,730                                            464,650
Steel Technologies Inc                                                 28,100                                            539,239
                                                                                                           ----------------------
                                                                                                                       4,390,255
                                                                                                           ----------------------
Steel - Specialty (0.01%)
Material Sciences Corp (a)                                              4,100                                             48,708
Universal Stainless & Alloy (a)(b)                                        204                                              6,200
                                                                                                           ----------------------
                                                                                                                          54,908
                                                                                                           ----------------------
Steel Pipe & Tube (0.03%)
Northwest Pipe Co (a)                                                   3,200                                             95,616
Webco Industries Inc (a)                                                  110                                              6,930
                                                                                                           ----------------------
                                                                                                                         102,546
                                                                                                           ----------------------

Sugar (0.08%)
Imperial Sugar Co                                                      10,663                                            282,889
                                                                                                           ----------------------

Telecommunication Equipment (0.65%)
Anaren Inc (a)                                                          3,480                                             69,983
Applied Innovation Inc (a)                                             25,300                                             80,707
Channell Commercial Corp (a)                                            1,300                                              3,575
CommScope Inc (a)                                                       8,625                                            275,224
Communications Systems Inc                                              7,600                                             75,620
Ditech Networks Inc (a)                                                28,500                                            224,865
Network Equipment Technologies Inc (a)                                 44,900                                            253,685
Preformed Line Products Co                                              1,750                                             59,062
Sunrise Telecom Inc (a)                                                88,800                                            200,688
Symmetricom Inc (a)(b)                                                 31,400                                            265,958
Tekelec (a)(b)                                                         41,575                                            613,231
Tollgrade Communications Inc (a)                                       23,500                                            192,935
Wireless Telecom Group Inc                                             14,600                                             28,324
XETA Technologies Inc (a)                                               8,425                                             28,224
                                                                                                           ----------------------
                                                                                                                       2,372,081
                                                                                                           ----------------------
Telecommunication Equipment - Fiber Optics (0.60%)
APA Enterprises Inc (a)                                                 2,500                                              3,500
Ciena Corp (a)(b)                                                       5,371                                            126,272
MRV Communications Inc (a)(b)                                          13,600                                             46,512
Optical Cable Corp (a)                                                  6,300                                             31,374
Optical Communication Products Inc (a)                                 31,600                                             67,940
Sycamore Networks Inc (a)                                             513,800                                          1,926,750
                                                                                                           ----------------------
                                                                                                                       2,202,348
                                                                                                           ----------------------
Telecommunication Services (0.39%)
LCC International Inc (a)                                              36,600                                            132,858
Lightbridge Inc (a)                                                    17,960                                            207,618
RCN Corp (a)                                                           37,800                                          1,091,664
                                                                                                           ----------------------
                                                                                                                       1,432,140
                                                                                                           ----------------------
Telephone - Integrated (1.06%)
Broadwing Corp (a)                                                      6,733                                            100,860
CT Communications Inc (b)                                              33,700                                            785,547
D&E Communications Inc                                                 11,107                                            153,832
Hector Communications Corp                                              4,200                                            152,376
IDT Corp - Class B (a)(b)                                             127,300                                          1,653,627
IDT Corp (a)(b)                                                         3,300                                             42,570
SureWest Communications (b)                                            26,200                                            599,456
Talk America Holdings Inc (a)(b)                                       48,800                                            391,376
                                                                                                           ----------------------
                                                                                                                       3,879,644
                                                                                                           ----------------------
Television (0.22%)
Acme Communications Inc (a)                                            10,900                                             57,552
Lin TV Corp (a)(b)                                                     49,400                                            406,068
Sinclair Broadcast Group Inc                                           39,300                                            354,486
                                                                                                           ----------------------
                                                                                                                         818,106
                                                                                                           ----------------------
Textile - Apparel (0.19%)
Perry Ellis International Inc (a)(b)                                   17,000                                            621,520
Tag-It Pacific Inc (a)                                                  3,300                                              2,970
Unifi Inc (a)                                                          26,200                                             72,574
                                                                                                           ----------------------
                                                                                                                         697,064
                                                                                                           ----------------------
Textile - Home Furnishings (0.01%)
Decorator Industries Inc                                                1,300                                             11,375
Quaker Fabric Corp (a)(b)                                              11,600                                             14,152
                                                                                                           ----------------------
                                                                                                                          25,527
                                                                                                           ----------------------

Textile - Products (0.04%)
Culp Inc (a)                                                            2,100                                             10,920
Dixie Group Inc (a)                                                     9,400                                            126,712
                                                                                                           ----------------------
                                                                                                                         137,632
                                                                                                           ----------------------
Theaters (0.04%)
Carmike Cinemas Inc (b)                                                 7,900                                            157,605
                                                                                                           ----------------------

Therapeutics (0.06%)
Neurogen Corp (a)                                                       6,296                                             37,524
Pharmacyclics Inc (a)(b)                                                3,500                                             18,865
Theragenics Corp (a)                                                   49,800                                            156,372
Threshold Pharmaceuticals Inc (a)(b)                                    1,000                                              3,330
                                                                                                           ----------------------
                                                                                                                         216,091
                                                                                                           ----------------------
Tobacco (0.58%)
Alliance One International Inc                                         89,200                                            429,944
Universal Corp/Richmond VA                                             46,100                                          1,697,402
                                                                                                           ----------------------
                                                                                                                       2,127,346
                                                                                                           ----------------------
Tools - Hand Held (0.00%)
QEP Co Inc (a)                                                            400                                              2,640
                                                                                                           ----------------------

Toys (0.28%)
Jakks Pacific Inc (a)(b)                                               47,300                                          1,025,937
                                                                                                           ----------------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (a)                                                  1,300                                              4,420
                                                                                                           ----------------------

Transport - Equipment & Leasing (0.46%)
Amerco Inc (a)(b)                                                       6,225                                            570,957
GATX Corp                                                                 100                                              4,357
Interpool Inc                                                          44,100                                          1,054,872
Willis Lease Finance Corp (a)                                           5,400                                             57,834
                                                                                                           ----------------------
                                                                                                                       1,688,020
                                                                                                           ----------------------
Transport - Marine (0.32%)
Arlington Tankers Ltd                                                  21,040                                            507,485
Gulfmark Offshore Inc (a)                                               7,600                                            262,428
International Shipholding Corp (a)                                      8,700                                            105,270
Maritrans Inc                                                           8,000                                            298,320
                                                                                                           ----------------------
                                                                                                                       1,173,503
                                                                                                           ----------------------
Transport - Rail (0.49%)
Genesee & Wyoming Inc (a)(b)                                            8,800                                            247,192
Kansas City Southern (a)(b)                                            21,200                                            601,868
Providence and Worcester Railroad Co                                    3,600                                             69,768
RailAmerica Inc (a)                                                    75,700                                            886,447
                                                                                                           ----------------------
                                                                                                                       1,805,275
                                                                                                           ----------------------
Transport - Services (0.44%)
Bristow Group Inc (a)(b)                                               41,900                                          1,391,080
PHI Inc (a)                                                             7,500                                            237,825
                                                                                                           ----------------------
                                                                                                                       1,628,905
                                                                                                           ----------------------
Transport - Truck (0.89%)
Arkansas Best Corp                                                     10,700                                            438,486
Covenant Transport Inc (a)                                                600                                              7,494
Frozen Food Express Industries                                         31,900                                            254,243
Landstar System Inc                                                    10,490                                            487,156
Marten Transport Ltd (a)(b)                                            16,950                                            288,319
PAM Transportation Services (a)(b)                                     14,700                                            372,204
Patriot Transportation Holding Inc (a)(b)                                 200                                             16,148

Transport - Truck
Saia Inc (a)                                                            6,489                                            173,905
USA Truck Inc (a)                                                       7,600                                            131,936
Werner Enterprises Inc (b)                                             59,200                                          1,086,320
                                                                                                           ----------------------
                                                                                                                       3,256,211
                                                                                                           ----------------------
Travel Services (0.09%)
Ambassadors International Inc                                           8,049                                            313,911
                                                                                                           ----------------------

Vitamins & Nutrition Products (0.09%)
Natrol Inc (a)                                                          7,900                                             17,775
Natural Alternatives International Inc (a)                              3,300                                             28,578
Omega Protein Corp (a)                                                 46,300                                            301,876
                                                                                                           ----------------------
                                                                                                                         348,229
                                                                                                           ----------------------
Water (0.24%)
Connecticut Water Service Inc                                           6,472                                            142,384
Pico Holdings Inc (a)(b)                                               22,300                                            720,959
                                                                                                           ----------------------
                                                                                                                         863,343
                                                                                                           ----------------------
Web Hosting & Design (0.09%)
Globix Corp (a)                                                        62,600                                            278,570
Web.com Inc (a)                                                        16,808                                             64,711
                                                                                                           ----------------------
                                                                                                                         343,281
                                                                                                           ----------------------
Wire & Cable Products (0.43%)
Belden CDT Inc (b)                                                     32,600                                          1,180,120
General Cable Corp (a)                                                 10,275                                            386,340
                                                                                                           ----------------------
                                                                                                                       1,566,460
                                                                                                           ----------------------
Wireless Equipment (0.24%)
CalAmp Corp (a)(b)                                                     40,700                                            270,655
Carrier Access Corp (a)(b)                                             12,600                                             78,876
EMS Technologies Inc (a)(b)                                            10,400                                            189,800
EndWave Corp (a)                                                        3,700                                             47,545
Glenayre Technologies Inc (a)                                          15,800                                             38,078
Remec Inc                                                              19,322                                             35,552
Telular Corp (a)                                                        9,200                                             23,000
Tessco Technologies Inc (a)                                             3,100                                             99,200
Wireless Facilities Inc (a)(b)                                         35,400                                             86,730
                                                                                                           ----------------------
                                                                                                                         869,436
                                                                                                           ----------------------
TOTAL COMMON STOCKS                                                                                     $            364,348,820
                                                                                                           ----------------------
MONEY MARKET FUNDS (27.73%)
Money Center Banks (27.73%)
BNY Institutional Cash Reserve Fund (d)                           101,756,000                                        101,756,000
                                                                                                           ----------------------
TOTAL MONEY MARKET FUNDS                                                                                $            101,756,000
                                                                                                           ----------------------
Total Investments                                                                                       $            466,104,820
Liabilities in Excess of Other Assets, Net - (27.03)%                                                               (99,168,779)
                                                                                                           ----------------------
TOTAL NET ASSETS - 100.00%                                                                              $            366,936,041
                                                                                                           ======================
                                                                                                           ----------------------

                                                                                                           ======================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,666 or 0.00% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $             59,281,936
Unrealized Depreciation                                       (22,749,002)
                                                     ----------------------
Net Unrealized Appreciation (Depreciation)                      36,532,934
Cost for federal income tax purposes                           429,571,886


Portfolio Summary (unaudited)
---------------------------------------------------- ----------------------
Sector                                                             Percent
---------------------------------------------------- ----------------------
Financial                                                           49.57%
Consumer, Cyclical                                                  19.77%
Industrial                                                          13.62%
Consumer, Non-cyclical                                              13.06%
Communications                                                      10.78%
Technology                                                           8.91%
Basic Materials                                                      6.15%
Energy                                                               3.64%
Utilities                                                            0.75%
Funds                                                                0.48%
Diversified                                                          0.30%
Liabilities in Excess of Other Assets, Net                       (-27.03%)
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
October 31, 2006
Preferred Securities Fund
                                                                      Shares
                                                                       Held                                          Value
                                                                    ------------ --------------------------- ----------------------
PREFERRED STOCKS (67.86%)
Building - Residential & Commercial (0.47%)
Pulte Homes Inc (a)                                                     111,700                           $              2,882,977
                                                                                                             ----------------------

Cable TV (1.84%)
Comcast Corp - Series B (b)                                             123,300                                          3,137,985
Comcast Corp                                                            322,245                                          8,168,911
                                                                                                             ----------------------
                                                                                                                        11,306,896
                                                                                                             ----------------------
Cellular Telecommunications (0.26%)
US Cellular Corp (a)                                                     62,700                                          1,621,422
                                                                                                             ----------------------

Commercial Banks (4.71%)
ASBC Capital I                                                           19,800                                            503,910
Banco Santander Central Hispano SA                                      202,984                                          5,180,151
BancorpSouth Capital Trust I                                             49,800                                          1,260,936
Banesto Holdings (c)                                                     11,000                                            337,907
Banknorth Capital Trust II                                               36,300                                            923,472
Barclays Bank PLC                                                         3,200                                             83,552
Chittenden Capital Trust I                                               42,300                                          1,081,611
Citizens Funding Trust I (b)                                             40,000                                          1,022,400
Compass Capital III                                                      67,100                                          1,692,933
HSBC Holdings PLC                                                       106,118                                          2,667,806
National Commerce Capital Trust II                                       39,100                                            989,621
Provident Financial Group Inc                                            48,300                                          1,254,293
Royal Bank of Scotland Group PLC - Series K                               3,000                                             77,250
Royal Bank of Scotland Group PLC - Series L                              20,000                                            480,600
Royal Bank of Scotland Group PLC - Series M                              55,555                                          1,419,986
Royal Bank of Scotland Group PLC - Series N                             151,732                                          3,858,545
Royal Bank of Scotland Group PLC - Series Q (a)                         230,600                                          6,053,250
                                                                                                             ----------------------
                                                                                                                        28,888,223
                                                                                                             ----------------------
Diversified Financial Services (1.93%)
Citigroup Capital IX                                                     42,500                                          1,049,750
Citigroup Capital VII                                                    53,500                                          1,359,970
Citigroup Capital VIII                                                  185,830                                          4,684,774
Citigroup Capital XI                                                     90,000                                          2,201,400
Citigroup Capital XIV                                                     2,500                                             65,100
General Electric Capital Corp  5.875%                                    92,996                                          2,282,122
General Electric Capital Corp  6.100%                                     8,900                                            224,191
                                                                                                             ----------------------
                                                                                                                        11,867,307
                                                                                                             ----------------------
Electric - Integrated (3.43%)
Alabama Power Co Series GG                                                  800                                             19,760
Alabama Power Co Series II                                              371,100                                          9,136,482
Alabama Power Co Series JJ                                               17,900                                            462,357
Consolidated Edison Inc                                                   3,000                                             77,850
Dte Energy Trust I                                                       18,800                                            473,196
Entergy Louisiana LLC                                                    57,400                                          1,453,942
Entergy Mississippi Inc 6.00%                                             4,300                                            106,855
Entergy Mississippi Inc 7.25%                                            44,000                                          1,129,040
Georgia Power Capital Trust V                                             1,800                                             45,576
Georgia Power Capital Trust VII                                           4,200                                             99,372
Georgia Power Co  5.70%                                                  11,400                                            279,756
Georgia Power Co  5.75%                                                  14,900                                            353,130
Georgia Power Co  5.90%                                                  64,200                                          1,572,258

Electric - Integrated
Georgia Power Co  6.00% - Series R                                        6,400                                            159,488
Gulf Power Capital Trust III                                              1,500                                             37,950
Gulf Power Co                                                             2,900                                             68,875
Indiana Michigan Power Co                                                   900                                             22,500
Mississippi Power Co                                                     35,500                                            859,100
Northern States Power-Minnesota                                          13,200                                            336,864
PPL Energy Supply LLC                                                   156,000                                          3,999,840
Southern Co Capital Trust VI                                              3,000                                             76,320
Virginia Power Capital Trust II                                           9,900                                            252,054
                                                                                                             ----------------------
                                                                                                                        21,022,565
                                                                                                             ----------------------
Fiduciary Banks (0.38%)
BNY Capital V                                                            95,300                                          2,302,448
                                                                                                             ----------------------

Finance - Commercial (0.51%)
CIT Group Inc                                                           120,000                                          3,122,400
                                                                                                             ----------------------

Finance - Consumer Loans (0.84%)
HSBC Finance Corp  6.875%                                               130,669                                          3,343,820
SLM Corp                                                                 73,800                                          1,809,576
                                                                                                             ----------------------
                                                                                                                         5,153,396
                                                                                                             ----------------------
Finance - Credit Card (0.26%)
Capital One Capital II                                                   62,100                                          1,622,673
                                                                                                             ----------------------

Finance - Investment Banker & Broker (5.04%)
Goldman Sachs Group Inc                                                 179,000                                          4,591,350
JP Morgan Chase Capital XI                                               25,700                                            610,632
Lehman Brothers Holdings Capital Trust III                              127,228                                          3,180,700
Lehman Brothers Holdings Capital Trust IV                                18,000                                            445,500
Lehman Brothers Holdings Capital Trust V                                  2,000                                             48,620
Lehman Brothers Holdings Capital Trust VI                                61,257                                          1,523,461
Lehman Brothers Holdings Inc                                             58,500                                          1,525,095
Merrill Lynch Preferred Capital Trust I                                   2,200                                             55,660
Merrill Lynch Preferred Capital Trust III                                67,100                                          1,715,747
Merrill Lynch Preferred Capital Trust IV                                 88,400                                          2,263,924
Merrill Lynch Preferred Capital Trust V                                 134,694                                          3,487,228
Morgan Stanley Capital Trust II                                          75,400                                          1,896,310
Morgan Stanley Capital Trust III                                          3,400                                             84,864
Morgan Stanley Capital Trust IV                                          26,600                                            659,946
Morgan Stanley Capital Trust V                                           34,500                                            804,195
Morgan Stanley Capital Trust VI                                         208,100                                          5,225,391
Morgan Stanley Group Inc                                                107,800                                          2,808,190
                                                                                                             ----------------------
                                                                                                                        30,926,813
                                                                                                             ----------------------
Finance - Mortgage Loan/Banker (0.54%)
Countrywide Financial Corp                                              133,900                                          3,326,076
                                                                                                             ----------------------

Finance - Other Services (1.44%)
ABN AMRO Capital Funding Trust V                                        165,400                                          3,991,102
ABN AMRO Capital Funding Trust VI                                           952                                             23,971
ABN AMRO Capital Funding Trust VII                                      161,000                                          4,005,680
National Rural Utilities Cooperative Finance Corp  5.950%                 7,100                                            169,974
National Rural Utilities Cooperative Finance Corp  6.100%                 4,200                                            103,488
National Rural Utilities Cooperative Finance Corp  7.400%                22,600                                            566,808
                                                                                                             ----------------------
                                                                                                                         8,861,023
                                                                                                             ----------------------
Financial Guarantee Insurance (0.74%)
AMBAC Financial Group Inc  5.875%                                        57,800                                          1,390,090
AMBAC Financial Group Inc  5.950%                                        62,600                                          1,514,920

Financial Guarantee Insurance
Financial Security Assurance Holdings Ltd  6.250%                        65,325                                          1,614,181
                                                                                                             ----------------------
                                                                                                                         4,519,191
                                                                                                             ----------------------
Life & Health Insurance (3.06%)
Delphi Financial Group                                                   41,400                                          1,059,012
Lincoln National Capital VI                                             124,537                                          3,214,300
PLC Capital Trust IV                                                     33,900                                            861,060
PLC Capital Trust V                                                      14,500                                            353,800
Protective Life Corp                                                    395,200                                         10,239,632
Prudential PLC  6.50%                                                     9,917                                            252,388
Prudential PLC  6.75%                                                    91,800                                          2,384,046
Torchmark Capital Trust I                                                15,900                                            398,136
                                                                                                             ----------------------
                                                                                                                        18,762,374
                                                                                                             ----------------------
Mortgage Banks (1.34%)
Abbey National PLC  7.375%; Series B                                    277,000                                          7,185,380
Abbey National PLC  7.375%; Series C                                     40,400                                          1,039,492
                                                                                                             ----------------------
                                                                                                                         8,224,872
                                                                                                             ----------------------
Multi-Line Insurance (5.79%)
ACE Ltd                                                                 296,450                                          7,802,564
Aegon NV  6.375%                                                        386,565                                          9,811,020
Aegon NV  6.875%                                                          2,500                                             64,900
Hartford Capital III                                                    153,200                                          3,856,044
ING Groep NV 7.05%                                                      206,238                                          5,254,944
ING Groep NV 7.20%                                                      173,100                                          4,453,863
Metlife Inc  6.500%                                                      10,000                                            260,000
XL Capital Ltd  6.500%                                                   98,300                                          2,241,240
XL Capital Ltd  7.625%                                                   50,500                                          1,285,730
XL Capital Ltd  8.000%                                                   18,375                                            476,831
                                                                                                             ----------------------
                                                                                                                        35,507,136
                                                                                                             ----------------------
Multimedia (0.12%)
Walt Disney Co                                                           30,500                                            764,025
                                                                                                             ----------------------

Oil Company - Exploration & Production (0.30%)
Nexen Inc                                                                71,100                                          1,809,495
                                                                                                             ----------------------

Pipelines (0.43%)
Dominion CNG Capital Trust I                                             86,600                                          2,172,794
TransCanada Pipelines Ltd                                                19,200                                            494,784
                                                                                                             ----------------------
                                                                                                                         2,667,578
                                                                                                             ----------------------
Property & Casualty Insurance (2.42%)
Arch Capital Group Ltd  7.875%                                           18,100                                            464,446
Arch Capital Group Ltd  8.000%                                          212,000                                          5,565,000
Berkley W R Capital Trust                                               207,300                                          5,109,945
Markel Corp                                                             142,700                                          3,674,525
                                                                                                             ----------------------
                                                                                                                        14,813,916
                                                                                                             ----------------------
Regional Banks (10.10%)
BAC Capital Trust I                                                      57,200                                          1,444,300
BAC Capital Trust II                                                    185,400                                          4,653,540
BAC Capital Trust III                                                     7,900                                            203,030
BAC Capital Trust IV                                                      5,700                                            137,142
BAC Capital Trust VIII                                                   18,400                                            447,120
BAC Capital Trust X                                                     150,200                                          3,708,438
BAC Capital Trust XII                                                   210,500                                          5,449,845
Bank of America Corp (b)                                                 40,000                                          1,002,500
Bank One Capital VI                                                      43,500                                          1,098,375
Comerica Capital Trust I                                                  1,200                                             30,300
Fleet Capital Trust VIII                                                 16,600                                            420,644

Regional Banks
KeyCorp Capital VIII                                                    281,000                                          7,224,510
National City Capital Trust II (b)                                      294,100                                          7,328,972
PNC Capital Trust D                                                     117,900                                          2,888,550
SunTrust Capital V                                                       20,805                                            525,326
Union Planter Preferred Funding Corp (b)(c)                                  10                                          1,115,938
USB Capital IV                                                           74,500                                          1,868,460
USB Capital V                                                            26,400                                            667,656
USB Capital VI                                                          103,100                                          2,402,230
USB Capital VII                                                          58,800                                          1,391,796
Wachovia Corp                                                           359,500                                         10,181,040
Wells Fargo Capital IV                                                   97,600                                          2,475,136
Wells Fargo Capital IX                                                   93,800                                          2,224,936
Wells Fargo Capital V                                                    12,800                                            324,352
Wells Fargo Capital VII                                                 113,000                                          2,712,000
Wells Fargo Capital VIII                                                    100                                              2,387
                                                                                                             ----------------------
                                                                                                                        61,928,523
                                                                                                             ----------------------
Reinsurance (2.67%)
Everest Re Capital Trust 6.20%                                          154,419                                          3,619,581
Everest Re Capital Trust 7.85%                                          160,600                                          4,096,906
Partner Re Capital Trust I                                               31,400                                            793,164
PartnerRe Ltd - Series C                                                 58,200                                          1,481,190
PartnerRe Ltd - Series D                                                155,066                                          3,861,143
RenaissanceRe Holdings Ltd - Series A                                    35,500                                            902,055
RenaissanceRe Holdings Ltd - Series B                                    35,800                                            930,800
RenaissanceRe Holdings Ltd - Series C                                    28,735                                            669,526
                                                                                                             ----------------------
                                                                                                                        16,354,365
                                                                                                             ----------------------
REITS - Apartments (0.34%)
AvalonBay Communities Inc                                                16,100                                            440,013
BRE Properties Inc - Series B                                             6,800                                            175,984
BRE Properties Inc - Series C                                            10,177                                            254,730
BRE Properties Inc - Series D                                            12,876                                            320,613
Equity Residential                                                       28,500                                            730,170
United Dominion Realty Trust Inc                                          5,200                                            135,304
                                                                                                             ----------------------
                                                                                                                         2,056,814
                                                                                                             ----------------------
REITS - Diversified (3.51%)
Duke Realty Corp - Series B                                              10,000                                            500,000
Duke Realty Corp - Series L (a)                                          46,100                                          1,160,798
Duke Realty Corp - Series M                                             250,311                                          6,397,949
Duke Realty Corp - Series N                                             139,132                                          3,652,215
PS Business Parks Inc - Series H                                          1,000                                             25,250
PS Business Parks Inc - Series I                                         95,000                                          2,379,750
PS Business Parks Inc - Series K                                        118,600                                          3,108,506
PS Business Parks Inc - Series L                                          2,400                                             61,488
Vornado Realty Trust - Series F                                          25,448                                            636,200
Vornado Realty Trust - Series G                                          82,700                                          2,059,230
Vornado Realty Trust - Series H                                          21,300                                            534,417
Vornado Realty Trust - Series I (a)                                      41,600                                          1,030,432
                                                                                                             ----------------------
                                                                                                                        21,546,235
                                                                                                             ----------------------
REITS - Office Property (1.72%)
Equity Office Properties Trust                                           32,200                                            821,422
HRPT Properties Trust - Series B                                        102,103                                          2,608,732
HRPT Properties Trust - Series C                                        273,800                                          7,091,420
                                                                                                             ----------------------
                                                                                                                        10,521,574
                                                                                                             ----------------------
REITS - Shopping Centers (2.93%)
Developers Diversified Realty Corp  7.375%                               18,000                                            457,200
Developers Diversified Realty Corp  7.500%                                7,700                                            197,505
Developers Diversified Realty Corp  8.000%                              128,700                                          3,337,191
REITS - Shopping Centers
Developers Diversified Realty Corp  8.600%                                1,700                                             43,503
Federal Realty Investment Trust                                          89,800                                          2,248,592
New Plan Excel Realty Trust - Series D                                  109,663                                          5,812,139
New Plan Excel Realty Trust - Series E                                   53,500                                          1,389,930
Regency Centers Corp  6.70%                                             131,400                                          3,285,000
Regency Centers Corp  7.25%                                              37,800                                            965,790
Regency Centers Corp  7.45%                                               6,500                                            168,025
Weingarten Realty Investors                                               2,500                                             64,500
                                                                                                             ----------------------
                                                                                                                        17,969,375
                                                                                                             ----------------------
REITS - Single Tenant (0.04%)
Realty Income Corp                                                       10,300                                            267,285
                                                                                                             ----------------------

REITS - Storage (2.73%)
Public Storage Inc  6.450%; Series F                                     93,500                                          2,309,450
Public Storage Inc  6.450%; Seriex X                                     81,300                                          2,009,736
Public Storage Inc  6.600%; Series C                                        400                                              9,976
Public Storage Inc  6.750%; Series E                                     15,728                                            395,087
Public Storage Inc  6.750%; Series L (b)                                 89,100                                          2,244,206
Public Storage Inc  6.850%; Series Y (b)                                 98,900                                          2,460,138
Public Storage Inc  7.125%; Series B                                      3,200                                             82,848
Public Storage Inc  7.250%; Series I                                     27,200                                            706,656
Public Storage Inc  7.250%; Series K                                    106,933                                          2,777,050
Public Storage Inc  7.500%; Series T                                     48,900                                          1,238,637
Public Storage Inc  7.625%; Series T                                     38,100                                            976,884
Public Storage Inc  7.625%; Series U                                     60,200                                          1,529,682
                                                                                                             ----------------------
                                                                                                                        16,740,350
                                                                                                             ----------------------
REITS - Warehouse & Industrial (3.22%)
AMB Property Corp; Series L                                             189,800                                          4,697,550
AMB Property Corp; Series M                                              52,800                                          1,328,448
AMB Property Corp; Series P (b)                                         161,400                                          4,091,490
First Industrial Realty Trust Inc - Series C                            128,600                                          3,446,480
First Industrial Realty Trust Inc - Series J                            147,100                                          3,736,340
Prologis - Series F                                                       1,400                                             35,280
Prologis - Series G                                                      94,900                                          2,393,378
                                                                                                             ----------------------
                                                                                                                        19,728,966
                                                                                                             ----------------------
Sovereign Agency (0.10%)
Tennessee Valley Authority - Series D                                    25,300                                            592,020
                                                                                                             ----------------------

Special Purpose Entity (3.04%)
Corporate-Backed Trust Certificates - Series BER                         11,700                                            120,978
Corporate-Backed Trust Certificates - Series BLS                         44,900                                          1,149,889
Corporate-Backed Trust Certificates - Series BMY                         15,700                                            390,773
Corporate-Backed Trust Certificates - Series CIT                         13,000                                            342,030
Corporate-Backed Trust Certificates - Series DCX                         19,000                                            466,450
Corporate-Backed Trust Certificates - Series GE                          16,300                                            415,650
Corporate-Backed Trust Certificates - Series SO                          27,800                                            708,622
Corporate-Backed Trust Certificates - Series VZ                          22,200                                            576,312
Corporate-Backed Trust Certificates - Series WM                           6,900                                            177,744
Corporate-Backed Trust Certificates - Series WM                           3,000                                             77,310
CORTS Trust for Allstate Financing Capital II                             4,800                                            129,552
CORTS Trust for Bellsouth Telecommunication                              28,400                                            722,780
CORTS Trust for Bristol Meyers Squibb                                     2,000                                             50,900
CORTS Trust for Chrysler                                                 12,100                                            299,717
CORTS Trust for Countrywide Capital Trust                                 2,200                                             56,650
CORTS Trust for First Union Institutional Capital I  8.20%                9,000                                            246,780
CORTS Trust for Goldman Sachs Capital I                                  13,900                                            329,430
CORTS Trust for IBM - Series II                                           3,400                                             87,414

Special Purpose Entity
CORTS Trust for IBM - Series III                                         15,300                                            392,904
CORTS Trust for IBM - Series IV                                           2,700                                             69,525
CORTS Trust for Safeco Capital Trust I 8.375%                            10,800                                            299,268
CORTS Trust for Safeco Capital Trust I 8.750% (b)                         2,400                                             69,504
CORTS Trust for Verizon Global Funding  6.250%                            1,300                                             32,435
CORTS Trust for Verizon Global Funding  7.375% (a)                       14,300                                            369,655
CORTS Trust for WR Berkley Corp                                           2,600                                             67,106
JPMorgan Chase Capital XIX                                               36,000                                            910,440
PreferredPlus Trust BLS-1                                                54,900                                          1,406,538
PreferredPlus Trust GSC-3                                                11,000                                            256,850
PreferredPlus Trust MSD-1                                                57,050                                          1,442,224
Public Credit & Repackaged Securities Trust                              11,500                                            293,595
Richmond County Capital Corp (b)(c)                                          20                                          2,108,750
SATURNS - Series BLS; 7.125%                                             31,700                                            802,644
SATURNS - Series CSFB; 6.25%                                             10,500                                            263,550
SATURNS - Series CSFB; 7.00%                                             20,100                                            512,751
SATURNS - Series GS; 5.750%                                              18,700                                            434,775
SATURNS - Series GS4; 6.000%                                              4,600                                            110,216
SATURNS - Series GS6; 6.000%                                              7,700                                            181,489
SATURNS - Series IBM; 7.125%                                             13,800                                            355,626
SATURNS - Series SAFC Capital; 8.25%                                      2,000                                             51,860
SATURNS - Series SAFC Debenture; 8.25%                                    8,200                                            212,380
Trust Certificates Series 2001-2                                         14,700                                            376,320
Trust Certificates Series 2001-3                                         29,500                                            749,300
Trust Certificates Series 2001-4                                         21,800                                            553,284
                                                                                                             ----------------------
                                                                                                                        18,671,970
                                                                                                             ----------------------
Telecommunication Services (0.38%)
Centaur Funding Corp (c)                                                  2,000                                          2,350,000
                                                                                                             ----------------------

Telephone - Integrated (0.65%)
AT&T Inc                                                                 44,200                                          1,127,100
Verizon South Inc                                                         9,000                                            225,630
Verizon/New England                                                     103,678                                          2,608,538
                                                                                                             ----------------------
                                                                                                                         3,961,268
                                                                                                             ----------------------
Television (0.58%)
CBS Corp                                                                141,400                                          3,551,968
                                                                                                             ----------------------
TOTAL PREFERRED STOCKS                                                                                    $            416,213,519
                                                                                                             ----------------------
                                                                     Principal
                                                                      Amount                                         Value
                                                                    ------------ --------------------------- ----------------------
BONDS (28.17%)
Agricultural Operations (0.33%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (c)                                                 2,000,000                                          2,007,600
                                                                                                             ----------------------

Commercial Banks (11.47%)
Banponce Trust I
8.33%, 2/ 1/2027                                                      2,000,000                                          2,090,532
Barclays Bank PLC
6.28%, 12/15/2034                                                    11,300,000                                         11,052,869
BNP Paribas
5.19%, 3/29/2049 (a)(c)(d)                                            5,000,000                                          4,768,450
BNP Paribas Capital Trust V
7.20%, 9/30/2049 (a)                                                  1,900,000                                          1,916,549
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(c)(d)                                           13,500,000                                         13,301,888
Caisse Nationale des Caisses
6.75%, 1/27/2049 (a)                                                  1,500,000                                          1,505,310

Commercial Banks
CBA Capital Trust I
5.81%, 12/31/2049 (c)                                                 7,000,000                                          6,862,030
Centura Capital Trust I
8.85%, 6/ 1/2027 (c)                                                  3,000,000                                          3,182,130
First Empire Capital Trust I
8.23%, 2/ 1/2027                                                      1,500,000                                          1,568,197
First Hawaiian Capital I
8.34%, 7/ 1/2027                                                      5,000,000                                          5,269,515
First Security Cap I
8.41%, 12/15/2026                                                     1,000,000                                          1,044,130
HBOS PLC
6.41%, 10/ 1/2035 (c)(d)                                              4,500,000                                          4,408,767
North Fork Capital Trust II
8.00%, 12/15/2027                                                     3,450,000                                          3,658,194
Popular North America Capital Trust I
6.56%, 9/15/2034                                                      1,000,000                                            977,898
Riggs Capital Trust
8.63%, 12/31/2026                                                     2,000,000                                          2,092,726
8.88%, 3/15/2027                                                      1,000,000                                          1,055,372
Swedbank AB
9.00%, 3/17/2010 (c)(d)                                               2,000,000                                          2,210,336
Westpac Capital Trust III
5.82%, 9/30/2013 (c)                                                  1,300,000                                          1,296,191
Zions Institiute -A
8.54%, 12/15/2026                                                     2,000,000                                          2,089,322
                                                                                                             ----------------------
                                                                                                                        70,350,406
                                                                                                             ----------------------
Diversified Financial Services (0.65%)
ZFS Finance USA Trust I
6.45%, 12/15/2065 (a)(c)(d)                                           4,000,000                                          3,994,536
                                                                                                             ----------------------

Finance - Investment Banker & Broker (1.30%)
Goldman Sachs Group Inc
6.35%, 2/15/2034                                                        500,000                                            510,558
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036                                                      6,900,000                                          7,469,333
                                                                                                             ----------------------
                                                                                                                         7,979,891
                                                                                                             ----------------------
Finance - Mortgage Loan/Banker (0.57%)
Countrywide Capital I
8.00%, 12/15/2026                                                     3,500,000                                          3,506,370
                                                                                                             ----------------------

Finance - Other Services (0.84%)
Sun Life Canada US Capital Trust
8.53%, 5/ 6/2017 (c)                                                  4,900,000                                          5,168,770
                                                                                                             ----------------------

Life & Health Insurance (2.17%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(d)                                               6,000,000                                          6,315,078
Jefferson-Pilot Capital Trust A
8.14%, 1/15/2046 (c)                                                  1,000,000                                          1,042,915
MIC Financing Trust I
8.38%, 2/ 1/2027 (c)                                                  1,000,000                                          1,003,997
Prudential PLC
6.50%, 12/23/2008 (a)                                                 5,000,000                                          4,937,360
                                                                                                             ----------------------
                                                                                                                        13,299,350
                                                                                                             ----------------------
Money Center Banks (3.00%)
BankAmerica Institutional
8.07%, 12/31/2026 (c)                                                   500,000                                            521,152

Money Center Banks
BankBoston Capital Trust
7.75%, 12/15/2026                                                     1,000,000                                          1,039,946
Bankers Trust Institutional Capital Trust
7.75%, 12/ 1/2026 (c)                                                 1,000,000                                          1,039,944
BCI US Funding Trust
8.01%, 7/15/2008 (c)                                                  1,000,000                                          1,039,361
BT Capital Trust B
7.90%, 1/15/2027                                                      1,500,000                                          1,555,755
DBS Capital Funding Corp
7.66%, 3/15/2049 (c)                                                  1,500,000                                          1,625,540
HBOS Capital Funding
6.85%, 3/23/2009                                                      2,500,000                                          2,512,525
Lloyds TSB Bank
6.90%, 11/22/2007 (a)                                                 7,990,000                                          8,064,627
RBS Capital Trust B
6.80%, 12/ 5/2049                                                     1,000,000                                          1,006,300
                                                                                                             ----------------------
                                                                                                                        18,405,150
                                                                                                             ----------------------
Multi-Line Insurance (0.09%)
Zurich Capital Trust I
8.38%, 6/ 1/2037 (c)                                                    500,000                                            525,389
                                                                                                             ----------------------

Mutual Insurance (0.42%)
Oil Insurance Ltd
7.56%, 12/29/2049 (c)(d)                                              2,500,000                                          2,600,700
                                                                                                             ----------------------

Property & Casualty Insurance (0.17%)
Executive Risk Capital Trust
8.68%, 2/ 1/2027                                                      1,000,000                                          1,047,864
                                                                                                             ----------------------

Real Estate Magagement & Services (0.17%)
Socgen Real Estate Co LLC
7.64%, 12/29/2049 (c)(d)                                              1,000,000                                          1,019,993
                                                                                                             ----------------------

Regional Banks (1.37%)
KeyCorp Capital II
6.88%, 3/17/2029                                                      5,000,000                                          5,310,790
Union Planters Capital Trust A
8.20%, 12/15/2026                                                     3,000,000                                          3,120,813
                                                                                                             ----------------------
                                                                                                                         8,431,603
                                                                                                             ----------------------
Savings & Loans - Thrifts (2.21%)
Dime Capital Trust I
9.33%, 5/ 6/2027                                                      2,500,000                                          2,659,510
Great Western Financial
8.21%, 2/ 1/2027                                                      2,131,000                                          2,229,729
Washington Mutual Preferred Funding Cayman
7.25%, 3/15/2011 (c)                                                  8,600,000                                          8,655,900
                                                                                                             ----------------------
                                                                                                                        13,545,139
                                                                                                             ----------------------
Special Purpose Entity (2.33%)
CA Preferred Trust
7.00%, 10/30/2048 (a)                                                 7,300,000                                          7,419,428
ILFC E-Capital Trust II
6.25%, 12/21/2065 (a)(c)(d)                                           2,000,000                                          2,026,452
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (c)                                                  5,000,000                                          4,837,500
                                                                                                             ----------------------
                                                                                                                        14,283,380
                                                                                                             ----------------------

Tools - Hand Held (1.08%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (d)                                                 7,000,000                                          6,643,644
                                                                                                             ----------------------
TOTAL BONDS                                                                                               $            172,809,785
                                                                                                             ----------------------
MONEY MARKET FUNDS (5.54%)
Money Center Banks (5.54%)
BNY Institutional Cash Reserve Fund (e)                              33,980,000                                         33,980,000
                                                                                                             ----------------------
TOTAL MONEY MARKET FUNDS                                                                                  $             33,980,000
                                                                                                             ----------------------
Total Investments                                                                                         $            623,003,304
Liabilities in Excess of Other Assets, Net - (1.57)%                                                                   (9,615,466)
                                                                                                             ----------------------
TOTAL NET ASSETS - 100.00%                                                                                $            613,387,838
                                                                                                             ======================
                                                                                                             ----------------------

                                                                                                             ======================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $85,367,214 or 13.92% of net assets.
(d)  Variable Rate
(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $              9,794,467
Unrealized Depreciation                                        (8,057,888)
                                                     ----------------------
Net Unrealized Appreciation (Depreciation)                       1,736,579
Cost for federal income tax purposes                           620,412,195


Portfolio Summary (unaudited)
---------------------------------------------------- ----------------------
Sector                                                             Percent
---------------------------------------------------- ----------------------
Financial                                                           91.59%
Communications                                                       3.84%
Utilities                                                            3.43%
Industrial                                                           1.08%
Energy                                                               0.73%
Consumer, Cyclical                                                   0.47%
Consumer, Non-cyclical                                               0.33%
Government                                                           0.10%
Liabilities in Excess of Other Assets, Net                        (-1.57%)
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================

Schedule of Investments
October 31, 2006
Principal LifeTime 2010 Fund
                                                                         Shares
                                                                          Held                         Value
                                                                   -------------------- ------- ---------------------
INVESTMENT COMPANIES (99.81%)

Principal Investors Fund, Inc. Institutional Class (99.81%)
Bond & Mortgage Securities Fund (a)                                         32,261,516       $           344,230,370
Disciplined LargeCap Blend Fund (a)                                          6,931,290                   111,663,089
Inflation Protection Fund (a)                                                  923,703                     8,839,840
International Emerging Markets Fund (a)                                        302,245                     7,462,435
International Growth Fund (a)                                                4,800,501                    63,846,663
LargeCap Growth Fund (a)                                                     5,682,761                    44,496,017
LargeCap Value Fund (a)                                                      2,484,878                    32,626,453
Partners International Fund (a)                                                946,594                    14,634,342
Partners LargeCap Blend Fund I (a)                                           1,100,227                    10,430,151
Partners LargeCap Growth Fund I (a)                                          1,504,561                    12,578,127
Partners LargeCap Growth Fund II (a)                                         3,314,722                    29,799,353
Partners LargeCap Value Fund (a)                                             3,382,608                    52,802,514
Partners LargeCap Value Fund I (a)                                             596,502                     8,213,833
Partners SmallCap Growth Fund III (a)                                          441,603                     5,621,607
Preferred Securities Fund (a)                                                9,176,295                    98,461,650
Real Estate Securities Fund (a)                                              3,410,267                    93,986,956
SmallCap S&P 600 Index Fund (a)                                              2,094,783                    38,921,062
SmallCap Value Fund (a)                                                        312,204                     6,031,778
Ultra Short Bond Fund (a)                                                    9,186,820                    92,419,409
                                                                                                ---------------------
                                                                                                       1,077,065,649
                                                                                                ---------------------
TOTAL INVESTMENT COMPANIES                                                                   $         1,077,065,649
                                                                                                ---------------------
Total Investments                                                                            $         1,077,065,649
Other Assets in Excess of Liabilities, Net - 0.19%                                                         2,084,843
                                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                                   $         1,079,150,492
                                                                                                =====================
                                                                                                ---------------------

                                                                                                =====================

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           105,776,332
Unrealized Depreciation                                       (3,553,558)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                    102,222,774
Cost for federal income tax purposes                          974,842,875


Portfolio Summary (unaudited)
----------------------------------------------------------
Fund Type                                         Percent
----------------------------------------------------------
Fixed Income Funds                                 50.41%
Domestic Equity Funds                              41.44%
International Equity Funds                          7.96%
Other Assets in Excess of Liabilities, Net          0.19%
                                            --------------
TOTAL NET ASSETS                                  100.00%
                                            ==============

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund          19,435,261         $   209,346,982           14,289,410       $    150,784,841

Disciplined LargeCap Blend Fund           4,448,198              59,126,355            2,512,418             37,785,807

Inflation Protection Fund                         -                       -              925,542              8,870,823
International Emerging Markets Fund               -                       -              302,948              7,183,555

International Growth Fund                 2,875,036              24,828,090            2,577,561             31,907,622

LargeCap Growth Fund                      3,751,639              23,276,642            1,954,868             14,639,528

LargeCap Value Fund                       1,613,031              16,544,957              881,975             10,580,008

Money Market Fund                        57,389,778              57,389,778            8,678,927              8,678,927

Partners International Fund                       -                       -              948,426             14,243,503

Partners LargeCap Blend Fund I                    -                       -            1,102,318             10,245,359

Partners LargeCap Growth Fund I                   -                       -            1,506,931             12,245,359

Partners LargeCap Growth Fund II          3,079,410              22,995,671            1,694,303             14,361,100

Partners LargeCap Value Fund              2,442,562              29,118,884            1,420,228             20,049,544

Partners LargeCap Value Fund I                    -                       -              597,664              7,996,287
Partners SmallCap Growth Fund III                 -                       -              442,622              5,434,483

Preferred Securities Fund                 5,106,444              55,634,143            4,298,795             45,282,861

Real Estate Securities Fund               2,472,312              38,112,477            1,323,163             30,597,866

SmallCap S&P 600 Index Fund               1,630,056              22,199,920              845,559             14,910,586

SmallCap Value Fund                               -                       -              312,990              5,809,019
Ultra Short Bond Fund                             -                       -            9,856,672             99,068,333

                                                               -------------                              --------------
                                                            $   558,573,899                            $    550,675,411
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============

                                                     Sales                                 October 31, 2006
                                        --------------------------------         -------------------------------------
                                          Shares             Proceeds              Shares                   Cost
                                        -----------         ------------         ------------          ---------------
Bond & Mortgage Securities Fund          1,463,155       $   15,578,498           32,261,516        $     344,556,990

Disciplined LargeCap Blend Fund             29,326              438,905            6,931,290               96,473,287

Inflation Protection Fund                    1,839               17,581              923,703                8,853,242
International Emerging Markets Fund            702               16,604              302,245                7,166,951

International Growth Fund                  652,096            8,239,964            4,800,501               48,913,348

LargeCap Growth Fund                        23,746              176,149            5,682,761               37,740,072

LargeCap Value Fund                         10,128              121,253            2,484,878               27,003,743

Money Market Fund                       66,068,705           66,068,705                    -                        -

Partners International Fund                  1,832               27,348              946,594               14,216,155

Partners LargeCap Blend Fund I               2,091               19,534            1,100,227               10,225,825

Partners LargeCap Growth Fund I              2,371               19,534            1,504,561               12,225,849

Partners LargeCap Growth Fund II         1,458,991           12,673,219            3,314,722               24,890,892

Partners LargeCap Value Fund               480,182            7,225,184            3,382,608               42,169,012

Partners LargeCap Value Fund I               1,162               15,627              596,502                7,980,660
Partners SmallCap Growth Fund III            1,019               12,697              441,603                5,421,786

Preferred Securities Fund                  228,944            2,433,046            9,176,295               98,483,976

Real Estate Securities Fund                385,208            8,846,436            3,410,267               59,962,201

SmallCap S&P 600 Index Fund                380,832            6,673,218            2,094,783               30,439,307

SmallCap Value Fund                            786               14,651              312,204                5,794,369
Ultra Short Bond Fund                      669,852            6,751,346            9,186,820               92,325,210

                                                            ------------                               ---------------
                                                         $  135,369,499                             $     974,842,875
                                                            ============                               ===============
                                                            ------------                               ---------------

                                                            ============                               ===============



                                           Income Distribution from       Realized Gain/Loss         Realized Gain/Loss from
                                          Other Investment Companies        on Investments         Other Investment Companies
                                        -----------------------------    -------------------      ---------------------------
Bond & Mortgage Securities Fund               $      13,513,164                  $    3,665                    $          -

Disciplined LargeCap Blend Fund                       1,453,293                          30                         103,225

Inflation Protection Fund                                37,872                           -                               -
International Emerging Markets Fund                           -                           -                               -

International Growth Fund                             1,858,607                     417,600                       1,501,744
LargeCap Growth Fund                                     35,451                          51                               -
LargeCap Value Fund                                     521,982                          31                         228,435
Money Market Fund                                       629,923                           -                               -
Partners International Fund                                   -                           -                               -
Partners LargeCap Blend Fund I                                -                           -                               -
Partners LargeCap Growth Fund I                               -                          24                               -

Partners LargeCap Growth Fund II                        180,079                     207,340                         138,748

Partners LargeCap Value Fund                            538,676                     225,768                       1,255,916
Partners LargeCap Value Fund I                                -                           -                               -
Partners SmallCap Growth Fund III                             -                           -                               -

Preferred Securities Fund                             4,177,180                          18                               -
Real Estate Securities Fund                           1,082,094                      98,294                       1,431,228
SmallCap S&P 600 Index Fund                             442,721                       2,019                         425,592
SmallCap Value Fund                                           -                           -                               -
Ultra Short Bond Fund                                 3,041,291                       8,223                               -
                                                 ---------------  ---         --------------                     -----------
                                              $      27,512,333                  $  963,063                    $  5,084,888
                                                 ===============  ===         ==============                     ===========



Schedule of Investments
October 31, 2006
Principal LifeTime 2020 Fund
                                                                    Shares
                                                                     Held                         Value

                                                                 ----------------- ------- ---------------------
INVESTMENT COMPANIES (99.80%)

Principal Investors Fund, Inc. Institutional Class (99.80%)
Bond & Mortgage Securities Fund (a)                                    45,315,518       $           483,516,572
Disciplined LargeCap Blend Fund (a)                                    19,051,862                   306,925,491
International Emerging Markets Fund (a)                                   794,912                    19,626,370
International Growth Fund (a)                                          14,268,420                   189,769,981
LargeCap Growth Fund (a)                                               14,292,690                   111,911,759
LargeCap Value Fund (a)                                                 6,286,768                    82,545,266
Partners International Fund (a)                                         1,984,659                    30,682,821
Partners LargeCap Blend Fund I (a)                                      3,504,317                    33,220,925
Partners LargeCap Growth Fund I (a)                                     2,889,385                    24,155,262
Partners LargeCap Growth Fund II (a)                                    8,488,405                    76,310,757
Partners LargeCap Value Fund (a)                                        8,195,597                   127,933,270
Partners LargeCap Value Fund I (a)                                      1,412,615                    19,451,709
Partners MidCap Growth Fund (a)                                           874,659                     8,361,740
Partners MidCap Value Fund I (a)                                          595,798                     8,472,245
Partners SmallCap Growth Fund III (a)                                   2,528,923                    32,193,191
Preferred Securities Fund (a)                                          17,126,196                   183,764,088
Real Estate Securities Fund (a)                                         6,246,722                   172,159,647
SmallCap S&P 600 Index Fund (a)                                         2,392,018                    44,443,703
SmallCap Value Fund (a)                                                 1,659,944                    32,070,120
                                                                                           ---------------------
                                                                                                  1,987,514,917
                                                                                           ---------------------
TOTAL INVESTMENT COMPANIES                                                              $         1,987,514,917
                                                                                           ---------------------
Total Investments                                                                       $         1,987,514,917
Other Assets in Excess of Liabilities, Net - 0.20%                                                    4,060,426
                                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                                              $         1,991,575,343
                                                                                           =====================
                                                                                           ---------------------

                                                                                           =====================

(a)Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $           225,148,246
Unrealized Depreciation                                      (5,386,347)
                                                    ---------------------
Net Unrealized Appreciation (Depreciation)                   219,761,899
Cost for federal income tax purposes                       1,767,753,018


Portfolio Summary (unaudited)
--------------------------------------------------- ---------------------
Fund Type                                                        Percent
--------------------------------------------------- ---------------------
Domestic Equity Funds                                             54.24%
Fixed Income Funds                                                33.51%
International Equity Funds                                        12.05%
Other Assets in Excess of Liabilities, Net                         0.20%
                                                    ---------------------
TOTAL NET ASSETS                                                 100.00%
                                                    =====================

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund          23,407,686         $   252,408,477           22,047,691       $    232,835,151

Disciplined LargeCap Blend Fund          11,604,131             155,291,275            8,333,106            125,194,801

International Emerging Markets Fund               -                       -              794,912             18,855,878

International Growth Fund                 8,382,718              78,418,677            7,005,946             85,794,071

LargeCap Growth Fund                      8,828,273              55,376,313            5,478,553             41,043,235

LargeCap Value Fund                       3,770,672              39,289,228            2,522,127             30,255,695

Partners International Fund                       -                       -            1,984,659             29,807,838

Partners LargeCap Blend Fund I                    -                       -            3,504,317             32,542,712

Partners LargeCap Growth Fund I                   -                       -            2,889,385             23,542,712

Partners LargeCap Growth Fund II          7,267,915              55,146,705            4,915,226             41,713,254

Partners LargeCap Value Fund              5,398,603              65,269,034            4,066,548             57,423,741

Partners LargeCap Value Fund I                    -                       -            1,412,615             18,934,170

Partners MidCap Growth Fund                       -                       -              874,659              8,217,085
Partners MidCap Value Fund I                      -                       -              595,798              8,217,085
Partners SmallCap Growth Fund III         1,379,501              14,123,951            1,151,786             13,974,852

Preferred Securities Fund                 9,206,584             100,377,052            8,501,449             89,570,193

Real Estate Securities Fund               4,264,687              69,939,930            2,810,155             64,992,790

SmallCap S&P 600 Index Fund               1,428,371              20,055,668              965,761             17,116,254

SmallCap Value Fund                         883,364              13,519,397              778,127             14,083,183

                                                               -------------                              --------------
                                                            $   919,215,707                            $    954,114,700
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============





                                                      Sales                                 October 31, 2006
                                         --------------------------------         -------------------------------------
Bond & Mortgage Securities Fund            Shares             Proceeds              Shares                   Cost
                                         -----------         ------------         ------------          ---------------
Disciplined LargeCap Blend Fund             139,859       $    1,486,428           45,315,518        $     483,757,200

International Emerging Markets Fund         885,375           13,806,269           19,051,862              266,747,134

International Growth Fund                         -                    -              794,912               18,855,878

LargeCap Growth Fund                      1,120,244           14,162,142           14,268,420              150,521,248

LargeCap Value Fund                          14,136              103,590           14,292,690               96,315,981

Partners International Fund                   6,031               72,063            6,286,768               69,472,860

Partners LargeCap Blend Fund I                    -                    -            1,984,659               29,807,838

Partners LargeCap Growth Fund I                   -                    -            3,504,317               32,542,712

Partners LargeCap Growth Fund II                  -                    -            2,889,385               23,542,712

Partners LargeCap Value Fund              3,694,736           32,103,591            8,488,405               65,130,333

Partners LargeCap Value Fund I            1,269,554           19,135,119            8,195,597              104,116,583

Partners MidCap Growth Fund                       -                    -            1,412,615               18,934,170
Partners MidCap Value Fund I
Partners SmallCap Growth Fund III                 -                    -              874,659                8,217,085
                                                  -                    -              595,798                8,217,085
Preferred Securities Fund                     2,364               27,024            2,528,923               28,071,797

Real Estate Securities Fund                 581,837            6,189,166           17,126,196              183,758,079

SmallCap S&P 600 Index Fund                 828,120           20,153,135            6,246,722              115,032,870

SmallCap Value Fund                           2,114               36,031            2,392,018               37,135,891

                                              1,547               27,023            1,659,944               27,575,562

                                                             ------------                               ---------------
                                                          $  107,301,581                             $   1,767,753,018
                                                             ============                               ===============


                                             Income Distribution from         Realized Gain/Loss         Realized Gain/Loss from
                                            Other Investment Companies          on Investments         Other Investment Companies
                                           ------------------------------     ---------------------    ---------------------------
Bond & Mortgage Securities Fund                       17,720,616            $                -       $                   -

Disciplined LargeCap Blend Fund                        3,828,053                        67,327                     270,655

International Emerging Markets Fund                            -                             -                           -

International Growth Fund                              5,440,362                       470,642                   4,388,134
LargeCap Growth Fund                                      84,263                            23                           -
LargeCap Value Fund                                    1,227,568                             -                     534,929
Partners International Fund                                    -                             -                           -
Partners LargeCap Blend Fund I                                 -                             -                           -
Partners LargeCap Growth Fund I                                -                             -                           -

Partners LargeCap Growth Fund II                         426,258                       373,965                     328,023

Partners LargeCap Value Fund                           1,208,820                       558,927                   2,790,174
Partners LargeCap Value Fund I                                 -                             -                           -
Partners MidCap Growth Fund                                    -                             -                           -
Partners MidCap Value Fund I                                   -                             -                           -
Partners SmallCap Growth Fund III                        759,507                            18                         145

Preferred Securities Fund                              7,775,547                             -                           -
Real Estate Securities Fund                            1,969,834                       253,285                   2,474,909
SmallCap S&P 600 Index Fund                              388,666                             -                     372,447
SmallCap Value Fund                                    1,001,244                             5                     288,446
                                           ----------------------             -----------------       ---------------------
                                        $             41,830,738            $        1,724,192       $          11,447,862
                                           ======================             =================       =====================



Schedule of Investments
October 31, 2006
Principal LifeTime 2030 Fund
                                                               Shares
                                                                Held                         Value
                                                               -------------- ------- ---------------------
INVESTMENT COMPANIES (99.78%)

Principal Investors Fund, Inc. Institutional Class (99.78%)
Bond & Mortgage Securities Fund (a)                               26,490,815       $           282,656,999
Disciplined LargeCap Blend Fund (a)                               17,682,412                   284,863,661
International Emerging Markets Fund (a)                              775,300                    19,142,154
International Growth Fund (a)                                     14,995,161                   199,435,637
LargeCap Growth Fund (a)                                          14,254,638                   111,613,818
LargeCap Value Fund (a)                                            6,419,477                    84,287,737
Partners International Fund (a)                                    1,938,344                    29,966,802
Partners LargeCap Blend Fund I (a)                                 2,909,451                    27,581,598
Partners LargeCap Growth Fund I (a)                                3,222,569                    26,940,676
Partners LargeCap Growth Fund II (a)                               8,467,438                    76,122,265
Partners LargeCap Value Fund (a)                                   8,246,213                   128,723,382
Partners LargeCap Value Fund I (a)                                 1,419,359                    19,544,579
Partners MidCap Growth Fund (a)                                    1,090,051                    10,420,883
Partners MidCap Value Fund I (a)                                     742,554                    10,559,125
Partners SmallCap Growth Fund I (a)(b)                               778,091                     7,430,768
Partners SmallCap Growth Fund III (a)                              2,546,236                    32,413,579
Partners SmallCap Value Fund I (a)                                   391,885                     7,441,893
Preferred Securities Fund (a)                                      9,405,757                   100,923,769
Real Estate Securities Fund (a)                                    4,276,702                   117,865,907
SmallCap S&P 600 Index Fund (a)                                    1,903,947                    35,375,344
SmallCap Value Fund (a)                                            1,696,703                    32,780,294
                                                                                      ---------------------
                                                                                             1,646,090,870
                                                                                      ---------------------
TOTAL INVESTMENT COMPANIES                                                         $         1,646,090,870
                                                                                      ---------------------
Total Investments                                                                  $         1,646,090,870
Other Assets in Excess of Liabilities, Net - 0.22%                                               3,659,628
                                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                                         $         1,649,750,498
                                                                                      =====================
                                                                                      ---------------------

                                                                                      =====================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           211,941,487
Unrealized Depreciation                                        (2,948,509)
                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                     208,992,978
Cost for federal income tax purposes                         1,437,097,892


Portfolio Summary (unaudited)
----------------------------------------------------- ---------------------
Fund Type                                                          Percent
----------------------------------------------------- ---------------------
Domestic Equity Funds                                               61.46%
Fixed Income Funds                                                  23.25%
International Equity Funds                                          15.07%
Other Assets in Excess of Liabilities, Net                           0.22%
                                                      ---------------------
TOTAL NET ASSETS                                                   100.00%
                                                      =====================

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund          14,256,434         $   153,499,887           13,549,057       $    143,150,661

Disciplined LargeCap Blend Fund          10,781,780             143,142,365            7,861,633            117,995,507

International Emerging Markets Fund               -                       -              775,300             18,377,672

International Growth Fund                 8,329,709              76,252,298            6,665,502             81,434,586

LargeCap Growth Fund                      8,422,339              52,089,696            5,832,360             43,633,935

LargeCap Value Fund                       3,643,919              37,333,574            2,775,585             33,277,876

Partners International Fund                       -                       -            1,938,344             29,075,811

Partners LargeCap Blend Fund I                    -                       -            2,909,451             26,981,393

Partners LargeCap Growth Fund I                   -                       -            3,222,569             26,179,532

Partners LargeCap Growth Fund II          6,925,375              51,926,059            5,224,510             44,285,228

Partners LargeCap Value Fund              5,476,517              65,368,174            4,228,621             59,682,308

Partners LargeCap Value Fund I                    -                       -            1,419,359             18,981,393

Partners MidCap Growth Fund                       -                       -            1,090,051             10,236,045

Partners MidCap Value Fund I                      -                       -              742,554             10,236,045

Partners SmallCap Growth Fund I                   -                       -              778,091              7,141,627

Partners SmallCap Growth Fund III         1,477,158              15,076,043            1,069,088             12,841,060

Partners SmallCap Value Fund I                    -                       -              391,885              7,141,627
Preferred Securities Fund                 3,993,792              43,448,846            5,505,991             58,083,755

Real Estate Securities Fund               3,205,554              52,271,121            1,965,872             45,348,356

SmallCap S&P 600 Index Fund               1,408,193              19,560,669              895,079             15,779,524

SmallCap Value Fund                         949,231              14,249,592              747,478             13,421,912

                                                               -------------                              --------------
                                                            $   724,218,324                            $    823,285,853
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============


                                                        Sales                                 October 31, 2006
                                           --------------------------------         -------------------------------------
                                             Shares             Proceeds              Shares                   Cost
                                           -----------         ------------         ------------          ---------------
Bond & Mortgage Securities Fund             1,314,676       $   14,001,285           26,490,815        $     282,650,571

Disciplined LargeCap Blend Fund               961,001           15,001,162           17,682,412              246,228,761

International Emerging Markets Fund                 -                    -              775,300               18,377,672

International Growth Fund                          50                  642           14,995,161              157,686,242

LargeCap Growth Fund                               61                  443           14,254,638               95,723,188

LargeCap Value Fund                                27                  321            6,419,477               70,611,129

Partners International Fund                         -                    -            1,938,344               29,075,811

Partners LargeCap Blend Fund I                      -                    -            2,909,451               26,981,393

Partners LargeCap Growth Fund I                     -                    -            3,222,569               26,179,532

Partners LargeCap Growth Fund II            3,682,447           32,000,443            8,467,438               64,557,572

Partners LargeCap Value Fund                1,458,925           22,000,566            8,246,213              103,760,228

Partners LargeCap Value Fund I                      -                    -            1,419,359               18,981,393

Partners MidCap Growth Fund                         -                    -            1,090,051               10,236,045

Partners MidCap Value Fund I                        -                    -              742,554               10,236,045

Partners SmallCap Growth Fund I                     -                    -              778,091                7,141,627

Partners SmallCap Growth Fund III                  10                  122            2,546,236               27,916,981

Partners SmallCap Value Fund I                      -                    -              391,885                7,141,627
Preferred Securities Fund                      94,026            1,000,427            9,405,757              100,532,174

Real Estate Securities Fund                   894,724           21,000,429            4,276,702               77,067,370

SmallCap S&P 600 Index Fund                   399,325            7,000,152            1,903,947               28,341,149

SmallCap Value Fund                                 6                  122            1,696,703               27,671,382

                                                               ------------                               ---------------
                                                            $  112,006,114                             $   1,437,097,892
                                                               ============                               ===============
                                                               ------------                               ---------------

                                                               ============                               ===============



                                           Income Distribution from     Realized Gain/Loss       Realized Gain/Loss from
                                          Other Investment Companies      on Investments       Other Investment Companies
                                        -------------------------------    -------------------     --------------------
Bond & Mortgage Securities Fund      $                      10,779,446  $               1,308   $                    -

Disciplined LargeCap Blend Fund                              3,604,135                 92,051                  255,129

International Emerging Markets Fund                                  -                      -                        -

International Growth Fund                                    5,466,092                      -                4,411,809
LargeCap Growth Fund                                            81,949                      -                        -
LargeCap Value Fund                                          1,212,261                      -                  527,970
Partners International Fund                                          -                      -                        -
Partners LargeCap Blend Fund I                                       -                      -                        -
Partners LargeCap Growth Fund I                                      -                      -                        -

Partners LargeCap Growth Fund II                               414,375                346,728                  318,866

Partners LargeCap Value Fund                                 1,242,167                710,312                2,873,813
Partners LargeCap Value Fund I                                       -                      -                        -
Partners MidCap Growth Fund                                          -                      -                        -
Partners MidCap Value Fund I                                         -                      -                        -
Partners SmallCap Growth Fund I                                      -                      -                        -

Partners SmallCap Growth Fund III                              826,561                      -                      158

Partners SmallCap Value Fund I                                       -                      -                        -
Preferred Securities Fund                                    4,033,560                      -                        -
Real Estate Securities Fund                                  1,422,299                448,322                1,875,861
SmallCap S&P 600 Index Fund                                    388,831                  1,108                  372,766
SmallCap Value Fund                                          1,092,720                      -                  314,849
                                        -------------------------------    -------------------     --------------------
                                     $                      30,564,396  $           1,599,829   $           10,951,221
                                        ===============================    ===================     ====================



Schedule of Investments
October 31, 2006
Principal LifeTime 2040 Fund
                                                                        Shares
                                                                         Held                         Value
                                                                  -------------------- ------- ---------------------
INVESTMENT COMPANIES (99.71%)

Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)                                         8,377,501       $            89,387,938
Disciplined LargeCap Blend Fund (a)                                         8,866,835                   142,844,718
International Emerging Markets Fund (a)                                       334,510                     8,259,056
International Growth Fund (a)                                               7,145,591                    95,036,366
LargeCap Growth Fund (a)                                                    7,748,607                    60,671,594
LargeCap Value Fund (a)                                                     3,522,214                    46,246,665
Partners International Fund (a)                                             1,024,203                    15,834,173
Partners LargeCap Blend Fund I (a)                                          1,464,293                    13,881,494
Partners LargeCap Growth Fund I (a)                                         1,935,156                    16,177,901
Partners LargeCap Growth Fund II (a)                                        4,646,818                    41,774,893
Partners LargeCap Value Fund (a)                                            4,415,641                    68,928,150
Partners LargeCap Value Fund I (a)                                            689,915                     9,500,126
Partners MidCap Growth Fund (a)                                               549,629                     5,254,451
Partners MidCap Value Fund I (a)                                              374,364                     5,323,453
Partners SmallCap Growth Fund I (a)(b)                                        561,220                     5,359,651
Partners SmallCap Growth Fund III (a)                                       1,443,084                    18,370,464
Partners SmallCap Value Fund I (a)                                            282,693                     5,368,334
Preferred Securities Fund (a)                                               2,846,191                    30,539,629
Real Estate Securities Fund (a)                                             1,338,648                    36,893,151
SmallCap S&P 600 Index Fund (a)                                             1,061,995                    19,731,859
SmallCap Value Fund (a)                                                       959,088                    18,529,585
                                                                                               ---------------------
                                                                                                        753,913,651
                                                                                               ---------------------
TOTAL INVESTMENT COMPANIES                                                                  $           753,913,651
                                                                                               ---------------------
Total Investments                                                                           $           753,913,651
Other Assets in Excess of Liabilities, Net - 0.29%                                                        2,185,276

                                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                                  $           756,098,927
                                                                                               =====================
                                                                                               ---------------------

                                                                                               =====================

(a)  Affiliated Security

(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            91,900,452
Unrealized Depreciation                                           (983,092)
                                                       ---------------------
Net Unrealized Appreciation (Depreciation)                       90,917,360
Cost for federal income tax purposes                            662,996,291


Portfolio Summary (unaudited)
------------------------------------------------------ ---------------------
Fund Type                                                           Percent
------------------------------------------------------ ---------------------
Domestic Equity Funds                                                68.09%
Fixed Income Funds                                                   15.86%
International Equity Funds                                           15.76%
Other Assets in Excess of Liabilities, Net                            0.29%
                                                       ---------------------
TOTAL NET ASSETS                                                    100.00%
                                                       =====================

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund           4,241,001         $    45,664,605            5,287,993       $     55,806,001

Disciplined LargeCap Blend Fund           5,232,370              70,022,578            4,430,139             66,582,640

International Emerging Markets Fund               -                       -              334,510              7,943,464

International Growth Fund                 3,772,657              35,236,561            3,905,683             48,050,732

LargeCap Growth Fund                      4,249,714              26,759,287            3,520,734             26,381,959

LargeCap Value Fund                       1,831,464              19,213,943            1,701,018             20,438,663

Partners International Fund                       -                       -            1,024,203             15,377,450

Partners LargeCap Blend Fund I                    -                       -            1,464,293             13,584,967

Partners LargeCap Growth Fund I                   -                       -            1,935,156             15,688,725

Partners LargeCap Growth Fund II          3,474,832              26,461,535            3,147,445             26,704,066

Partners LargeCap Value Fund              2,739,859              33,631,127            2,486,375             35,157,163

Partners LargeCap Value Fund I                    -                       -              689,915              9,226,470
Partners MidCap Growth Fund                       -                       -              549,629              5,150,980
Partners MidCap Value Fund I                      -                       -              374,364              5,150,980
Partners SmallCap Growth Fund I                   -                       -              561,220              5,150,980

Partners SmallCap Growth Fund III           785,486               8,044,250              661,240              7,959,361

Partners SmallCap Value Fund I                    -                       -              282,693              5,150,980
Preferred Securities Fund                 1,172,026              12,773,415            1,682,080             17,735,425

Real Estate Securities Fund                 856,328              14,582,321              622,748             14,434,832

SmallCap S&P 600 Index Fund                 732,292              10,507,325              618,618             10,932,486

SmallCap Value Fund                         502,238               7,776,069              459,469              8,261,911

                                                               -------------                              --------------
                                                            $   310,673,016                            $    420,870,235
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============


                                                       Sales                                 October 31, 2006
                                          --------------------------------         -------------------------------------
                                            Shares             Proceeds              Shares                   Cost
                                          -----------         ------------         ------------          ---------------
Bond & Mortgage Securities Fund            1,151,493       $   12,263,800            8,377,501        $      89,212,726

Disciplined LargeCap Blend Fund              795,674           12,405,119            8,866,835              124,293,821

International Emerging Markets Fund                -                    -              334,510                7,943,464

International Growth Fund                    532,749            6,726,114            7,145,591               76,763,308

LargeCap Growth Fund                          21,841              164,875            7,748,607               52,976,516

LargeCap Value Fund                           10,268              122,478            3,522,214               39,530,210

Partners International Fund                        -                    -            1,024,203               15,377,450

Partners LargeCap Blend Fund I                     -                    -            1,464,293               13,584,967

Partners LargeCap Growth Fund I                    -                    -            1,935,156               15,688,725

Partners LargeCap Growth Fund II           1,975,459           17,164,874            4,646,818               36,128,753

Partners LargeCap Value Fund                 810,593           12,207,271            4,415,641               56,925,129

Partners LargeCap Value Fund I                     -                    -              689,915                9,226,470
Partners MidCap Growth Fund                        -                    -              549,629                5,150,980
Partners MidCap Value Fund I                       -                    -              374,364                5,150,980
Partners SmallCap Growth Fund I                    -                    -              561,220                5,150,980

Partners SmallCap Growth Fund III              3,642               47,107            1,443,084               15,956,659

Partners SmallCap Value Fund I                     -                    -              282,693                5,150,980
Preferred Securities Fund                      7,915               84,793            2,846,191               30,424,047

Real Estate Securities Fund                  140,428            3,084,793            1,338,648               25,993,120

SmallCap S&P 600 Index Fund                  288,915            5,065,950            1,061,995               16,376,133

SmallCap Value Fund                            2,619               47,107              959,088               15,990,873

                                                              ------------                               ---------------
                                                           $   69,384,281                             $     662,996,291
                                                              ============                               ===============
                                                              ------------                               ---------------

                                                              ============                               ===============


                                             Income Distribution from      Realized Gain/Loss      Realized Gain/Loss from
                                            Other Investment Companies       on Investments      Other Investment Companies
                                          -------------------------     ---------------             -------------
Bond & Mortgage Securities Fund        $                 3,467,971   $           5,920           $             -

Disciplined LargeCap Blend Fund                          1,738,676              93,722                   122,076

International Emerging Markets Fund                              -                   -                         -

International Growth Fund                                2,464,679             202,129                 1,981,000
LargeCap Growth Fund                                        41,655                 145                         -
LargeCap Value Fund                                        609,243                  82                   262,337
Partners International Fund                                      -                   -                         -
Partners LargeCap Blend Fund I                                   -                   -                         -
Partners LargeCap Growth Fund I                                  -                   -                         -

Partners LargeCap Growth Fund II                           205,845             128,026                   157,917

Partners LargeCap Value Fund                               624,845             344,110                 1,418,793
Partners LargeCap Value Fund I                                   -                   -                         -
Partners MidCap Growth Fund                                      -                   -                         -
Partners MidCap Value Fund I                                     -                   -                         -
Partners SmallCap Growth Fund I                                  -                   -                         -

Partners SmallCap Growth Fund III                          433,477                 155                        83

Partners SmallCap Value Fund I                                   -                   -                         -
Preferred Securities Fund                                1,188,983                   -                         -
Real Estate Securities Fund                                392,870              60,760                   495,520
SmallCap S&P 600 Index Fund                                203,547               2,272                   192,818
SmallCap Value Fund                                        571,694                   -                   164,416
                                          -------------------------     ---------------             -------------
                                       $                11,943,485   $         837,321           $     4,794,960
                                          =========================     ===============             =============



Schedule of Investments
October 31, 2006
Principal LifeTime 2050 Fund
                                                                  Shares
                                                                   Held                         Value
                                                              ------------------ ------- ---------------------
INVESTMENT COMPANIES (99.73%)

Principal Investors Fund, Inc. Institutional Class (99.73%)
Bond & Mortgage Securities Fund (a)                                   2,129,778       $            22,724,727
Disciplined LargeCap Blend Fund (a)                                   4,468,706                    71,990,860
International Emerging Markets Fund (a)                                 153,633                     3,793,194
International Growth Fund (a)                                         3,829,217                    50,928,583
LargeCap Growth Fund (a)                                              3,804,313                    29,787,772
LargeCap Value Fund (a)                                               1,656,061                    21,744,086
Partners International Fund (a)                                         492,955                     7,621,081
Partners LargeCap Blend Fund I (a)                                      725,376                     6,876,565
Partners LargeCap Growth Fund I (a)                                     878,989                     7,348,350
Partners LargeCap Growth Fund II (a)                                  2,207,972                    19,849,669
Partners LargeCap Value Fund (a)                                      2,243,982                    35,028,552
Partners LargeCap Value Fund I (a)                                      340,789                     4,692,669
Partners MidCap Growth Fund (a)                                         306,701                     2,932,058
Partners MidCap Value Fund I (a)                                        208,917                     2,970,805
Partners SmallCap Growth Fund I (a)(b)                                  313,777                     2,996,573
Partners SmallCap Growth Fund III (a)                                   775,556                     9,872,823
Partners SmallCap Value Fund I (a)                                      176,589                     3,353,422
Preferred Securities Fund (a)                                           864,458                     9,275,637
Real Estate Securities Fund (a)                                         331,292                     9,130,410
SmallCap S&P 600 Index Fund (a)                                         463,238                     8,606,960
SmallCap Value Fund (a)                                                 517,587                     9,999,789
                                                                                         ---------------------
                                                                                                  341,524,585
                                                                                         ---------------------
TOTAL INVESTMENT COMPANIES                                                            $           341,524,585
                                                                                         ---------------------
Total Investments                                                                     $           341,524,585
Other Assets in Excess of Liabilities, Net - 0.27%                                                    918,556
                                                                                         ---------------------
TOTAL NET ASSETS - 100.00%                                                            $           342,443,141
                                                                                         =====================
                                                                                         ---------------------

                                                                                         =====================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $            43,540,686
Unrealized Depreciation                                           (274,593)
                                                       ---------------------
Net Unrealized Appreciation (Depreciation)                       43,266,093
Cost for federal income tax purposes                            298,258,492


Portfolio Summary (unaudited)
---------------------------------------------- ------- ---------------------
Fund Type                                                           Percent
---------------------------------------------- ------- ---------------------
Domestic Equity Funds                                                72.18%
International Equity Funds                                           18.21%
Fixed Income Funds                                                    9.34%
Other Assets in Excess of Liabilities, Net                            0.27%
                                                       ---------------------
TOTAL NET ASSETS                                                    100.00%
                                                       =====================

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund             964,170         $    10,400,718            1,438,963       $     15,188,088

Disciplined LargeCap Blend Fund           2,721,980              36,577,902            2,391,649             35,937,615

International Emerging Markets Fund               -                       -              153,633              3,639,516

International Growth Fund                 2,147,517              20,416,379            1,988,548             24,261,966

LargeCap Growth Fund                      2,142,827              13,546,588            1,736,697             13,040,569

LargeCap Value Fund                         907,378               9,507,254              780,585              9,345,995

Partners International Fund                       -                       -              492,955              7,380,645
Partners LargeCap Blend Fund I                    -                       -              725,376              6,725,807
Partners LargeCap Growth Fund I                   -                       -              878,989              7,121,774

Partners LargeCap Growth Fund II          1,757,804              13,393,414            1,552,188             13,207,282

Partners LargeCap Value Fund              1,402,590              17,210,688            1,291,308             18,200,690

Partners LargeCap Value Fund I                    -                       -              340,789              4,553,226
Partners MidCap Growth Fund                       -                       -              306,701              2,862,903
Partners MidCap Value Fund I                      -                       -              208,917              2,862,903
Partners SmallCap Growth Fund I                   -                       -              313,777              2,862,903

Partners SmallCap Growth Fund III           430,595               4,425,560              359,675              4,354,337

Partners SmallCap Value Fund I                    -                       -              176,589              3,208,065
Preferred Securities Fund                   329,286               3,593,601              551,772              5,825,253
Real Estate Securities Fund                 174,978               2,950,200              188,746              4,564,672
SmallCap S&P 600 Index Fund                 382,822               5,534,986              321,939              5,693,357
SmallCap Value Fund                         275,621               4,286,707              251,726              4,524,112
                                                               -------------                              --------------
                                                            $   141,843,997                            $    195,361,678
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============


                                                       Sales                                 October 31, 2006
                                          --------------------------------         -------------------------------------
                                            Shares             Proceeds              Shares                   Cost
                                          -----------         ------------         ------------          ---------------
Bond & Mortgage Securities Fund              273,355       $    2,907,118            2,129,778        $      22,683,063

Disciplined LargeCap Blend Fund              644,923            9,983,074            4,468,706               62,645,342

International Emerging Markets Fund                -                    -              153,633                3,639,516

International Growth Fund                    306,848            3,843,316            3,829,217               40,880,378

LargeCap Growth Fund                          75,211              552,518            3,804,313               26,034,785

LargeCap Value Fund                           31,902              378,039            1,656,061               18,475,261

Partners International Fund                        -                    -              492,955                7,380,645
Partners LargeCap Blend Fund I                     -                    -              725,376                6,725,807
Partners LargeCap Growth Fund I                    -                    -              878,989                7,121,774

Partners LargeCap Growth Fund II           1,102,020            9,552,518            2,207,972               17,117,407

Partners LargeCap Value Fund                 449,916            6,726,998            2,243,982               28,890,510

Partners LargeCap Value Fund I                     -                    -              340,789                4,553,226
Partners MidCap Growth Fund                        -                    -              306,701                2,862,903
Partners MidCap Value Fund I                       -                    -              208,917                2,862,903
Partners SmallCap Growth Fund I                    -                    -              313,777                2,862,903

Partners SmallCap Growth Fund III             14,714              174,480              775,556                8,605,601

Partners SmallCap Value Fund I                     -                    -              176,589                3,208,065
Preferred Securities Fund                     16,600              174,479              864,458                9,244,388
Real Estate Securities Fund                   32,432              716,321              331,292                6,808,928
SmallCap S&P 600 Index Fund                  241,523            4,232,639              463,238                7,018,713
SmallCap Value Fund                            9,760              174,479              517,587                8,636,374
                                                              ------------                               ---------------
                                                           $   39,415,979                             $     298,258,492
                                                              ============                               ===============
                                                              ------------                               ---------------

                                                              ============                               ===============


                                              Income Distribution from       Realized Gain/Loss       Realized Gain/Loss from
                                             Other Investment Companies        on Investments       Other Investment Companies
                                           -------------------------------    --------------------      ---------------
Bond & Mortgage Securities Fund         $                         850,374  $                1,375    $               -

Disciplined LargeCap Blend Fund                                   926,070                 112,899               65,132

International Emerging Markets Fund                                     -                       -                    -

International Growth Fund                                       1,428,579                  45,349            1,149,801
LargeCap Growth Fund                                               21,317                     146                    -
LargeCap Value Fund                                               305,764                      51              132,321
Partners International Fund                                             -                       -                    -
Partners LargeCap Blend Fund I                                          -                       -                    -
Partners LargeCap Growth Fund I                                         -                       -                    -

Partners LargeCap Growth Fund II                                  106,356                  69,229               81,675

Partners LargeCap Value Fund                                      326,071                 206,130              744,025
Partners LargeCap Value Fund I                                          -                       -                    -
Partners MidCap Growth Fund                                             -                       -                    -
Partners MidCap Value Fund I                                            -                       -                    -
Partners SmallCap Growth Fund I                                         -                       -                    -

Partners SmallCap Growth Fund III                                 242,948                     184                   46

Partners SmallCap Value Fund I                                          -                       -                    -
Preferred Securities Fund                                         337,297                      13                    -
Real Estate Securities Fund                                        80,996                  10,377              103,264
SmallCap S&P 600 Index Fund                                       108,490                  23,009              103,077
SmallCap Value Fund                                               320,535                      34               92,235
                                           -------------------------------    --------------------      ---------------
                                        $                       5,054,797  $              468,796    $       2,471,576
                                           ===============================    ====================      ===============


Schedule of Investments
October 31, 2006
Principal LifeTime Strategic Income Fund
                                                                      Shares
                                                                       Held                         Value
                                                                -------------------- ------- ---------------------
INVESTMENT COMPANIES (99.79%)

Principal Investors Fund, Inc. Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)                                      14,556,253       $           155,315,221
Disciplined LargeCap Blend Fund (a)                                       1,335,389                    21,513,122
Inflation Protection Fund (a)                                               552,402                     5,286,487
International Growth Fund (a)                                             1,124,864                    14,960,692
LargeCap Growth Fund (a)                                                  1,203,158                     9,420,729
LargeCap Value Fund (a)                                                     530,359                     6,963,620
Partners International Fund (a)                                             162,046                     2,505,230
Partners LargeCap Blend Fund I (a)                                          254,261                     2,410,396
Partners LargeCap Growth Fund I (a)                                         272,574                     2,278,716
Partners LargeCap Growth Fund II (a)                                        639,792                     5,751,728
Partners LargeCap Value Fund (a)                                            709,960                    11,082,468
Preferred Securities Fund (a)                                             3,774,552                    40,500,943
Real Estate Securities Fund (a)                                           1,021,139                    28,142,580
SmallCap S&P 600 Index Fund (a)                                             464,396                     8,628,472
Ultra Short Bond Fund (a)                                                 8,829,006                    88,819,804
                                                                                             ---------------------
                                                                                                      403,580,208
                                                                                             ---------------------
TOTAL INVESTMENT COMPANIES                                                                $           403,580,208
                                                                                             ---------------------
Total Investments                                                                         $           403,580,208
Other Assets in Excess of Liabilities, Net - 0.21%                                                        831,242
                                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                                $           404,411,450
                                                                                             =====================
                                                                                             ---------------------

                                                                                             =====================

(a)  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $            28,968,129
Unrealized Depreciation                                   (1,951,494)
                                                 ---------------------
Net Unrealized Appreciation (Depreciation)                 27,016,635
Cost for federal income tax purposes                      376,563,573


Portfolio Summary (unaudited)
---------------------------------------------- ------- ---------------------
Fund Type                                                           Percent
---------------------------------------------- ------- ---------------------
Fixed Income Funds                                                   71.69%
Domestic Equity Funds                                                23.78%
International Equity Funds                                            4.32%
Other Assets in Excess of Liabilities, Net                            0.21%
                                                       ---------------------
TOTAL NET ASSETS                                                    100.00%
                                                       =====================

Affiliated Securities (on a U.S. federal tax basis)

                                                October 31, 2005                                 Purchases
                                      --------------------------------------         -----------------------------------
                                         Shares                    Cost                Shares                 Cost
                                      --------------           -------------         ------------         --------------
Bond & Mortgage Securities Fund           9,748,138         $   105,151,433            7,569,660       $     80,020,785

Disciplined LargeCap Blend Fund           1,053,752              14,018,503              638,831              9,568,567

Inflation Protection Fund                         -                       -              720,654              6,901,891
International Growth Fund                   942,515               8,406,137              594,894              7,198,277

LargeCap Growth Fund                        912,549               5,560,139              504,206              3,773,613
LargeCap Value Fund                         386,102               3,942,799              239,289              2,855,610
Money Market Fund                        65,109,025              65,109,025           10,732,619             10,732,619

Partners International Fund                       -                       -              196,478              2,953,478
Partners LargeCap Blend Fund I                    -                       -              300,177              2,787,656
Partners LargeCap Growth Fund I                   -                       -              302,840              2,456,011

Partners LargeCap Growth Fund II            720,582               5,321,240              452,698              3,839,610

Partners LargeCap Value Fund                580,056               6,888,820              375,767              5,275,808
Preferred Securities Fund                 2,719,889              29,688,194            2,073,975             21,841,024

Real Estate Securities Fund                 857,270              12,704,880              475,841             10,888,848

SmallCap S&P 600 Index Fund                 344,490               4,544,094              200,338              3,529,138
Ultra Short Bond Fund                             -                       -           10,557,739            106,115,335

                                                               -------------                              --------------
                                                            $   261,335,264                            $    280,738,270
                                                               =============                              ==============
                                                               -------------                              --------------

                                                               =============                              ==============



                                                      Sales                                 October 31, 2006
                                         --------------------------------         -------------------------------------
                                           Shares             Proceeds              Shares                   Cost
                                         -----------         ------------         ------------          ---------------
Bond & Mortgage Securities Fund           2,761,545       $   29,115,298           14,556,253        $     156,060,179

Disciplined LargeCap Blend Fund             357,194            5,376,104            1,335,389               18,238,545

Inflation Protection Fund                   168,252            1,607,237              552,402                5,299,547
International Growth Fund                   412,545            5,104,375            1,124,864               10,627,956

LargeCap Growth Fund                        213,597            1,585,679            1,203,158                7,751,369
LargeCap Value Fund                          95,032            1,127,595              530,359                5,674,067
Money Market Fund                        75,841,644           75,841,644                    -                        -

Partners International Fund                  34,432              528,092              162,046                2,429,888
Partners LargeCap Blend Fund I               45,916              436,250              254,261                2,354,780
Partners LargeCap Growth Fund I              30,266              252,566              272,574                2,207,069

Partners LargeCap Growth Fund II            533,488            4,585,679              639,792                4,646,651

Partners LargeCap Value Fund                245,863            3,543,765              709,960                8,684,216
Preferred Securities Fund                 1,019,312           10,752,208            3,774,552               40,782,108

Real Estate Securities Fund                 311,972            7,228,476            1,021,139               16,406,957

SmallCap S&P 600 Index Fund                  80,432            1,409,493              464,396                6,666,165
Ultra Short Bond Fund                     1,728,732           17,385,140            8,829,006               88,734,076

                                                             ------------                               ---------------
                                                          $  165,879,601                             $     376,563,573
                                                             ============                               ===============
                                                             ------------                               ---------------

                                                             ============                               ===============




                                         Income Distribution from      Realized Gain/Loss       Realized Gain/Loss from
                                        Other Investment Companies       on Investments       Other Investment Companies
                                      ---------------------------    ------------------------    --------------------
Bond & Mortgage Securities Fund    $                   6,165,477  $                    3,259  $                    -

Disciplined LargeCap Blend Fund                          340,391                      27,579                  24,395

Inflation Protection Fund                                 22,648                       4,893                       -
International Growth Fund                                603,185                     127,917                 489,406
LargeCap Growth Fund                                       8,430                       3,296                       -
LargeCap Value Fund                                      123,526                       3,253                  54,620
Money Market Fund                                        627,882                           -                       -
Partners International Fund                                    -                       4,502                       -
Partners LargeCap Blend Fund I                                 -                       3,374                       -
Partners LargeCap Growth Fund I                                -                       3,624                       -

Partners LargeCap Growth Fund II                          41,984                      71,480                  32,443

Partners LargeCap Value Fund                             125,204                      63,353                 297,702
Preferred Securities Fund                              1,933,462                       5,098                       -
Real Estate Securities Fund                              354,809                      41,705                 493,552
SmallCap S&P 600 Index Fund                               92,497                       2,426                  89,811
Ultra Short Bond Fund                                  3,112,745                       3,881                       -
                                      ---------------------------    ------------------------    --------------------
                                   $                  13,552,240  $                  369,640  $            1,481,929
                                      ===========================    ========================    ====================



Schedule of Investments
October 31, 2006
Real Estate Securities Fund
                                                                       Shares
                                                                        Held                         Value
                                                                 -------------------- ------- ---------------------
COMMON STOCKS (97.35%)
Hotels & Motels (1.92%)
Starwood Hotels & Resorts Worldwide Inc                                      440,408       $            26,309,974
                                                                                              ---------------------

Real Estate Operator & Developer (1.96%)
Brookfield Properties Corp                                                   707,800                    26,818,542
                                                                                              ---------------------

REITS - Apartments (26.41%)
Archstone-Smith Trust                                                      1,435,309                    86,419,955
AvalonBay Communities Inc (a)                                                674,560                    88,407,834
BRE Properties Inc (a)                                                       445,066                    29,507,876
Camden Property Trust                                                        439,706                    35,493,068
Equity Residential (a)                                                     1,011,309                    55,227,584
Essex Property Trust Inc (a)                                                 477,037                    63,579,491
Mid-America Apartment Communities Inc                                         56,370                     3,587,951
                                                                                              ---------------------
                                                                                                       362,223,759
                                                                                              ---------------------
REITS - Diversified (4.92%)
Vornado Realty Trust                                                         565,768                    67,467,834
                                                                                              ---------------------

REITS - Healthcare (2.05%)
Ventas Inc (a)                                                               719,707                    28,054,179
                                                                                              ---------------------

REITS - Hotels (5.81%)
Host Hotels & Resorts Inc (a)                                              2,002,022                    46,166,627
LaSalle Hotel Properties                                                     618,568                    26,134,498
Sunstone Hotel Investors Inc (a)                                             252,907                     7,450,640
                                                                                              ---------------------
                                                                                                        79,751,765
                                                                                              ---------------------
REITS - Office Property (25.86%)
Alexandria Real Estate Equities Inc                                          234,809                    23,410,457
BioMed Realty Trust Inc (a)                                                  800,031                    25,784,999
Boston Properties Inc (a)                                                    605,711                    64,708,106
Corporate Office Properties Trust SBI MD (a)                                 692,111                    33,075,985
Douglas Emmett Inc (a)                                                     1,090,471                    26,007,733
Equity Office Properties Trust (a)                                         1,561,797                    66,376,372
Kilroy Realty Corp (a)                                                       520,451                    39,205,574
SL Green Realty Corp (a)                                                     628,355                    76,062,373
                                                                                              ---------------------
                                                                                                       354,631,599
                                                                                              ---------------------
REITS - Regional Malls (5.92%)
Simon Property Group Inc (a)                                                 752,528                    73,070,469
Taubman Centers Inc (a)                                                      171,900                     8,062,110
                                                                                              ---------------------
                                                                                                        81,132,579
                                                                                              ---------------------
REITS - Shopping Centers (10.45%)
Acadia Realty Trust (a)                                                      610,575                    15,600,191
Federal Realty Invs Trust (a)                                                556,956                    44,640,023
Kimco Realty Corp (a)                                                      1,469,630                    65,295,661
Regency Centers Corp                                                         179,840                    12,977,255
Tanger Factory Outlet Centers Inc                                            128,700                     4,800,510
                                                                                              ---------------------
                                                                                                       143,313,640
                                                                                              ---------------------
REITS - Storage (4.08%)
Public Storage Inc (a)                                                       623,700                    55,952,127
                                                                                              ---------------------


REITS - Warehouse & Industrial (7.97%)
AMB Property Corp                                                            581,579                    33,970,029
EastGroup Properties Inc (a)                                                 129,846                     6,911,703
Prologis (a)                                                               1,082,525                    68,491,357
                                                                                              ---------------------
                                                                                                       109,373,089
                                                                                              ---------------------
TOTAL COMMON STOCKS                                                                        $         1,335,029,087
                                                                                              ---------------------
                                                                      Principal
                                                                       Amount                        Value
                                                                 -------------------- ------- ---------------------
SHORT TERM INVESTMENTS (2.68%)
Commercial Paper (2.68%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                        36,774,970                    36,774,970
                                                                                              ---------------------
TOTAL SHORT TERM INVESTMENTS                                                               $            36,774,970
                                                                                              ---------------------
MONEY MARKET FUNDS (10.11%)
Money Center Banks (10.11%)
BNY Institutional Cash Reserve Fund (b)                                  138,697,000                   138,697,000
                                                                                              ---------------------
TOTAL MONEY MARKET FUNDS                                                                   $           138,697,000
                                                                                              ---------------------
Total Investments                                                                          $         1,510,501,057
Liabilities in Excess of Other Assets, Net - (10.14)%                                                (139,074,488)
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $         1,371,426,569
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $           401,375,538
Unrealized Depreciation                                          (814,320)
                                                      ---------------------
Net Unrealized Appreciation (Depreciation)                     400,561,218
Cost for federal income tax purposes                         1,109,939,839


Portfolio Summary (unaudited)
----------------------------------------------------- ---------------------
REIT                                                               Percent
----------------------------------------------------- ---------------------
REITS - Apartments                                                  26.41%
REITS - Office Property                                             25.86%
REITS - Shopping Centers                                            10.45%
Money Center Banks                                                  10.11%
REITS - Warehouse & Industrial                                       7.97%
REITS - Regional Malls                                               5.92%
REITS - Hotels                                                       5.81%
REITS - Diversified                                                  4.92%
REITS - Storage                                                      4.08%
Sovereign Agency                                                     2.68%
REITS - Healthcare                                                   2.05%
Real Estate Operator & Developer                                     1.96%
Hotels & Motels                                                      1.92%
Liabilities in Excess of Other Assets, Net                       (-10.14%)
                                                      ---------------------
TOTAL NET ASSETS                                                   100.00%
                                                      =====================


Schedule of Investments
October 31, 2006
Short-Term Bond Fund
                                                                         Principal
                                                                          Amount                        Value
                                                                    -------------------- ------- ---------------------
BONDS (88.95%)
Aerospace & Defense (0.06%)
Raytheon Co
6.75%, 8/15/2007                                                 $              131,000       $               132,219
                                                                                                 ---------------------

Agricultural Chemicals (0.07%)
Mosaic Global Holdings Inc
11.25%, 6/ 1/2011                                                               150,000                       158,438
                                                                                                 ---------------------

Agricultural Operations (0.31%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                               700,000                       683,985
                                                                                                 ---------------------

Airlines (0.08%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                                               175,000                       174,973
                                                                                                 ---------------------

Appliances (0.09%)
Whirlpool Corp
5.89%, 6/15/2009 (a)                                                            200,000                       200,410
                                                                                                 ---------------------

Asset Backed Securities (3.75%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                                        475,000                       475,853
Chase Funding Mortgage Loan Asset-Backed Certificates
5.55%, 12/25/2033 (a)                                                           240,170                       240,479
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (a)                                                           350,000                       347,446
5.57%, 4/25/2036 (a)(b)                                                         500,000                       501,177
6.02%, 9/25/2046 (a)                                                          1,800,000                     1,815,896
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)                                                           213,903                       213,994
5.56%, 2/15/2036 (a)(b)                                                         475,000                       475,121
Equity One ABS Inc
4.26%, 7/25/2034 (a)                                                            269,543                       268,158
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                         318,049                       317,411
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                            200,000                       200,375
Great America Leasing Receivables
5.39%, 9/15/2011 (c)(d)                                                         925,000                       925,000
Long Beach Mortgage Loan Trust
5.50%, 4/25/2035 (a)                                                            303,517                       303,582
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                            110,133                       110,152
5.54%, 1/25/2036 (a)(b)(c)                                                      599,139                       599,361
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                                        475,000                       476,055
Residential Asset Mortgage Products Inc
5.55%, 12/25/2034 (a)                                                           373,081                       373,359
SACO I Inc
5.59%, 4/25/2035 (a)                                                            116,870                       116,884

Asset Backed Securities
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)                                                           287,747                       288,181
Specialty Underwriting & Residential Finance
5.63%, 7/25/2035 (a)                                                            181,351                       181,482
                                                                                                 ---------------------
                                                                                                            8,229,966
                                                                                                 ---------------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
4.05%, 6/ 4/2008                                                                275,000                       268,891
5.82%, 3/13/2009 (a)                                                            375,000                       375,243
5.88%, 3/15/2011                                                                525,000                       528,868
                                                                                                 ---------------------
                                                                                                            1,173,002
                                                                                                 ---------------------
Automobile Sequential (0.82%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                                            185,000                       185,814
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                         106,034                       106,766
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                                               818,053                       809,547
Daimler Chrysler Auto Trust
2.88%, 10/ 8/2009                                                                81,217                        80,758
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                                               198,419                       197,830
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                425,000                       419,055
                                                                                                 ---------------------
                                                                                                            1,799,770
                                                                                                 ---------------------
Beverages - Non-Alcoholic (0.17%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                                350,000                       363,125
                                                                                                 ---------------------

Brewery (0.29%)
Coors Brewing Co
6.38%, 5/15/2012                                                                225,000                       234,395
SABMiller PLC
6.20%, 7/ 1/2011 (c)                                                            400,000                       410,846
                                                                                                 ---------------------
                                                                                                              645,241
                                                                                                 ---------------------
Building - Residential & Commercial (0.19%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                              200,000                       207,500
KB Home
9.50%, 2/15/2011                                                                200,000                       207,000
                                                                                                 ---------------------
                                                                                                              414,500
                                                                                                 ---------------------
Building & Construction Products - Miscellaneous (0.19%)
CRH America Inc
6.95%, 3/15/2012                                                                400,000                       424,459
                                                                                                 ---------------------

Building Products - Cement & Aggregate (0.22%)
Lafarge SA
6.15%, 7/15/2011                                                                480,000                       492,761
                                                                                                 ---------------------

Cable TV (0.50%)
Comcast Corp
5.45%, 11/15/2010                                                               300,000                       301,522
COX Communications Inc
4.63%, 1/15/2010                                                                475,000                       464,164
7.13%, 10/ 1/2012                                                               300,000                       320,689
                                                                                                 ---------------------
                                                                                                            1,086,375
                                                                                                 ---------------------

Casino Hotels (0.18%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                                                200,000                       201,500
Mirage Resorts Inc
6.75%, 8/ 1/2007                                                                200,000                       201,000
                                                                                                 ---------------------
                                                                                                              402,500
                                                                                                 ---------------------
Cellular Telecommunications (0.80%)
America Movil SA de CV
6.01%, 4/27/2007 (a)                                                            400,000                       400,880
Cingular Wireless LLC
5.63%, 12/15/2006                                                               170,000                       170,002
Rogers Wireless Inc
8.52%, 12/15/2010 (a)                                                           100,000                       102,125
7.25%, 12/15/2012                                                               150,000                       157,500
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                               455,000                       454,903
Vodafone Group PLC
5.73%, 6/15/2011 (a)(b)                                                         475,000                       474,905
                                                                                                 ---------------------
                                                                                                            1,760,315
                                                                                                 ---------------------
Chemicals - Diversified (0.07%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                                145,000                       144,817
                                                                                                 ---------------------

Chemicals - Plastics (0.12%)
BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC
11.89%, 7/15/2010 (a)(c)                                                        250,000                       255,000
                                                                                                 ---------------------

Coatings & Paint (0.11%)
Valspar Corp
6.00%, 5/ 1/2007                                                                235,000                       235,484
                                                                                                 ---------------------

Commercial Banks (0.47%)
Glitnir Banki HF
5.53%, 10/15/2008 (a)(c)                                                        200,000                       199,503
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                           375,000                       390,280
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (a)(c)                                                         180,000                       180,360
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                250,000                       271,248
                                                                                                 ---------------------
                                                                                                            1,041,391
                                                                                                 ---------------------
Commercial Services (0.21%)
Aramark Services Inc
5.00%, 6/ 1/2012                                                                300,000                       251,638
Brickman Group Ltd/The
11.75%, 12/15/2009                                                              200,000                       213,000
                                                                                                 ---------------------
                                                                                                              464,638
                                                                                                 ---------------------
Commercial Services - Finance (0.04%)
Equifax Inc
4.95%, 11/ 1/2007                                                                90,000                        89,180
                                                                                                 ---------------------

Computer Services (0.06%)
Sungard Data Systems Inc
3.75%, 1/15/2009 (e)                                                            150,000                       139,875
                                                                                                 ---------------------


Computers - Memory Devices (0.09%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (e)                                                           200,000                       197,500
                                                                                                 ---------------------

Containers - Metal & Glass (0.11%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                229,000                       234,725
                                                                                                 ---------------------

Credit Card Asset Backed Securities (2.61%)
American Express Credit Account Master Trust
5.72%, 9/15/2010 (a)(b)                                                         250,000                       250,977
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                                        750,000                       753,185
Capital One Multi-Asset Execution Trust
5.54%, 12/15/2009 (a)                                                           405,000                       404,987
Chase Credit Card Master Trust
5.52%, 5/15/2009 (a)(b)                                                         450,000                       449,999
5.65%, 1/17/2011 (a)                                                            750,000                       753,519
Citibank Credit Card Issuance Trust
5.72%, 6/25/2009 (a)                                                            300,000                       300,289
6.53%, 12/15/2009 (a)                                                           650,000                       656,144
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                                700,000                       713,337
Discover Card Master Trust I
5.15%, 10/15/2009                                                               923,000                       922,511
5.50%, 4/16/2010 (a)                                                            350,000                       350,331
GE Capital Credit Card Master Note Trust
5.49%, 3/15/2013 (a)                                                            175,000                       175,435
                                                                                                 ---------------------
                                                                                                            5,730,714
                                                                                                 ---------------------
Cruise Lines (0.10%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                               225,000                       227,457
                                                                                                 ---------------------

Data Processing & Management (0.37%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                400,000                       403,054
Fidelity National Information Services
4.75%, 9/15/2008                                                                415,000                       400,490
                                                                                                 ---------------------
                                                                                                              803,544
                                                                                                 ---------------------
Diversified Financial Services (0.34%)
Citicorp Capital II
8.02%, 2/15/2027                                                                425,000                       443,750
Citigroup Capital II
7.75%, 12/ 1/2036                                                               300,000                       310,295
                                                                                                 ---------------------
                                                                                                              754,045
                                                                                                 ---------------------
Diversified Manufacturing Operations (0.11%)
Tyco International Group SA
6.13%, 1/15/2009                                                                240,000                       244,134
                                                                                                 ---------------------

Electric - Generation (0.09%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                              174,000                       187,702
                                                                                                 ---------------------

Electric - Integrated (3.51%)
Alabama Power Co
2.80%, 12/ 1/2006                                                                85,000                        84,832
Arizona Public Service Co
6.38%, 10/15/2011                                                               350,000                       361,298
Electric - Integrated
Commonwealth Edison Co
7.63%, 1/15/2007                                                                225,000                       225,686
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                                750,000                       766,538
Dominion Resources Inc/VA
5.66%, 9/28/2007 (a)                                                            270,000                       270,084
5.69%, 5/15/2008                                                                225,000                       225,952
DTE Energy Co
5.63%, 8/16/2007                                                                425,000                       425,427
6.65%, 4/15/2009 (e)                                                            375,000                       385,851
Enersis SA/Cayman Island
6.90%, 12/ 1/2006                                                               300,000                       300,042
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                 75,000                        72,857
6.14%, 12/ 8/2008 (a)(c)                                                        200,000                       200,379
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                               400,000                       400,975
Exelon Corp
4.45%, 6/15/2010                                                                300,000                       291,518
FPL Group Capital Inc
4.09%, 2/16/2007                                                                200,000                       199,287
Georgia Power Co
5.61%, 2/17/2009 (a)                                                            195,000                       195,626
Nisource Finance Corp
3.20%, 11/ 1/2006                                                               155,000                       155,000
Northeast Utilities
3.30%, 6/ 1/2008                                                                250,000                       241,799
Pepco Holdings Inc
5.50%, 8/15/2007                                                                130,000                       130,040
PSEG Power LLC
3.75%, 4/ 1/2009                                                                525,000                       506,305
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                               190,000                       187,084
Scottish Power PLC
4.91%, 3/15/2010                                                                450,000                       443,700
Tampa Electric Co
5.38%, 8/15/2007                                                                300,000                       299,810
TECO Energy Inc
6.13%, 5/ 1/2007                                                                175,000                       175,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                                200,000                       201,263
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                                170,000                       169,312
TXU Energy Co LLC
6.13%, 3/15/2008 (e)                                                            225,000                       226,995
Virginia Electric & Power Co
5.38%, 2/ 1/2007                                                                200,000                       199,929
WPS Resources Corp
7.00%, 11/ 1/2009                                                               350,000                       365,567
                                                                                                 ---------------------
                                                                                                            7,708,156

                                                                                                 ---------------------
Electronic Components - Miscellaneous (0.08%)
Solectron Corp
7.97%, 11/15/2006                                                               175,000                       175,875
                                                                                                 ---------------------

Electronic Components - Semiconductors (0.13%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                280,000                       279,281
                                                                                                 ---------------------

Electronic Connectors (0.13%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                275,000                       279,127
                                                                                                 ---------------------

Engines - Internal Combustion (0.13%)
Cummins Inc
9.50%, 12/ 1/2010 (e)                                                           275,000                       288,701
                                                                                                 ---------------------

Finance - Auto Loans (0.29%)
Ford Motor Credit Co
9.88%, 8/10/2011                                                                175,000                       180,830
GMAC LLC
6.27%, 1/16/2007 (a)                                                            200,000                       199,972
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                                            270,000                       263,098
                                                                                                 ---------------------
                                                                                                              643,900
                                                                                                 ---------------------
Finance - Commercial (0.21%)
CIT Group Inc
5.80%, 7/28/2011                                                                175,000                       178,415
Textron Financial Corp
6.86%, 11/15/2007 (a)                                                           275,000                       279,105
                                                                                                 ---------------------
                                                                                                              457,520
                                                                                                 ---------------------
Finance - Consumer Loans (1.06%)
American General Finance Corp
4.88%, 5/15/2010 (e)                                                            375,000                       369,950
5.63%, 8/17/2011                                                                400,000                       404,740
HSBC Finance Corp
5.70%, 11/16/2009 (a)(b)                                                        475,000                       477,493
4.75%, 4/15/2010 (e)                                                            200,000                       197,412
5.74%, 9/14/2012 (a)                                                            325,000                       327,182
SLM Corp
5.35%, 3/ 2/2009 (a)(b)                                                         475,000                       456,627
5.54%, 7/26/2010 (a)                                                            100,000                       100,003
                                                                                                 ---------------------
                                                                                                            2,333,407
                                                                                                 ---------------------
Finance - Credit Card (0.37%)
Capital One Bank
5.75%, 9/15/2010                                                                500,000                       508,264
Capital One Financial Corp
5.70%, 9/15/2011                                                                300,000                       304,153
                                                                                                 ---------------------
                                                                                                              812,417
                                                                                                 ---------------------
Finance - Investment Banker & Broker (1.92%)
Bear Stearns Cos Inc/The
5.50%, 8/15/2011 (e)                                                            325,000                       328,855
Credit Suisse USA Inc
5.51%, 6/ 2/2008 (a)(b)                                                         550,000                       550,919
Goldman Sachs Group Inc
5.70%, 7/23/2009 (a)                                                            175,000                       176,140
5.59%, 3/ 2/2010 (a)                                                            300,000                       300,542
6.88%, 1/15/2011 (e)                                                            450,000                       477,290
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (a)(b)                                                        350,000                       351,444
4.25%, 1/27/2010                                                                240,000                       233,278
Merrill Lynch & Co Inc
5.73%, 2/ 6/2009 (a)                                                            150,000                       150,702
5.31%, 3/ 2/2009 (a)                                                            195,000                       188,329
5.70%, 2/ 5/2010 (a)                                                            200,000                       200,724
Morgan Stanley
4.00%, 1/15/2010                                                                425,000                       410,437
Finance - Investment Banker & Broker
Morgan Stanley (continued)
5.65%, 1/15/2010 (a)                                                            455,000                       457,273
5.63%, 1/ 9/2012                                                                375,000                       380,974
                                                                                                 ---------------------
                                                                                                            4,206,907
                                                                                                 ---------------------
Finance - Leasing Company (0.21%)
Case Credit Corp
6.75%, 10/21/2007                                                               200,000                       201,000
International Lease Finance Corp
5.80%, 8/15/2007                                                                165,000                       165,235
5.77%, 1/15/2010 (a)                                                            100,000                       100,709
                                                                                                 ---------------------
                                                                                                              466,944
                                                                                                 ---------------------
Finance - Mortgage Loan/Banker (2.45%)
Countrywide Financial Corp
5.73%, 5/ 5/2008 (a)                                                            380,000                       380,839
5.66%, 12/19/2008 (a)                                                           230,000                       230,574
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                                         454,596                       456,017
5.57%, 3/25/2035 (a)                                                            170,308                       170,471
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                                            492,995                       494,653
Freddie Mac
5.13%, 12/15/2013                                                               794,561                       787,340
5.50%, 1/15/2017                                                                 85,666                        85,634
4.00%, 1/15/2022                                                                780,942                       773,823
5.77%, 6/15/2023 (a)                                                            336,836                       339,954
5.52%, 4/15/2030 (a)(b)                                                         186,579                       186,578
5.62%, 10/15/2034 (a)                                                           288,919                       288,951
Residential Capital Corp
6.74%, 6/29/2007 (a)(b)                                                         550,000                       553,073
6.00%, 2/22/2011                                                                400,000                       401,158
6.50%, 4/17/2013                                                                210,000                       213,705
                                                                                                 ---------------------
                                                                                                            5,362,770
                                                                                                 ---------------------
Finance - Other Services (0.08%)
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                                175,000                       175,000
                                                                                                 ---------------------

Food - Miscellaneous/Diversified (0.38%)
ConAgra Foods Inc
7.88%, 9/15/2010                                                                368,000                       400,369
Kraft Foods Inc
4.63%, 11/ 1/2006                                                               440,000                       440,000
                                                                                                 ---------------------
                                                                                                              840,369

                                                                                                 ---------------------
Food - Retail (0.57%)
Delhaize America Inc
8.13%, 4/15/2011                                                                100,000                       107,667
Kroger Co/The
7.65%, 4/15/2007                                                                300,000                       302,805
6.38%, 3/ 1/2008                                                                485,000                       489,842
Safeway Inc
6.50%, 11/15/2008                                                               175,000                       178,773
5.72%, 3/27/2009 (a)                                                            175,000                       175,156
                                                                                                 ---------------------
                                                                                                            1,254,243
                                                                                                 ---------------------
Gas - Distribution (0.38%)
Sempra Energy
4.75%, 5/15/2009                                                                150,000                       148,093
Southern California Gas Co
5.57%, 12/ 1/2009 (a)                                                           100,000                       100,190
Gas - Distribution
Southern Union Co
6.15%, 8/16/2008                                                                300,000                       302,245
7.20%, 11/ 1/2066                                                               280,000                       282,699
                                                                                                 ---------------------
                                                                                                              833,227

                                                                                                 ---------------------
Home Equity - Other (7.41%)
AAA Trust
5.59%, 2/27/2035 (a)(b)(c)                                                      227,269                       227,531
ACE Securities Corp
5.53%, 8/25/2035 (a)(b)                                                         750,000                       750,252
5.52%, 10/25/2035 (a)                                                           400,000                       400,140
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                            128,841                       128,898
Bear Stearns Asset Backed Securities Inc
5.92%, 3/25/2034 (a)(b)                                                         565,000                       564,996
5.56%, 2/25/2035 (a)(b)                                                         274,854                       274,977
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                          1,825,000                     1,847,980
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                            326,916                       327,042
First NLC Trust
5.65%, 5/25/2035 (a)                                                            428,772                       428,769
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                                            930,000                       919,930
GSAA Trust
6.04%, 7/25/2036                                                                900,000                       907,712
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)                                                           450,000                       450,396
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)(b)                                                         575,000                       577,164
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                                            400,548                       400,739
Morgan Stanley ABS Capital I
5.61%, 11/25/2034 (a)                                                             2,420                         2,421
5.54%, 12/25/2034 (a)                                                            14,308                        14,317
5.57%, 9/25/2035 (a)(b)                                                         800,000                       801,399
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                                             72,122                        72,205
5.59%, 7/25/2035 (a)(b)                                                       1,000,000                     1,001,715
Option One Mortgage Loan Trust
5.56%, 2/25/2035 (a)(b)                                                         511,720                       512,343
5.54%, 5/25/2035 (a)(b)                                                         600,000                       600,699
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                                          1,375,000                     1,376,644
Residential Asset Securities Corp
4.47%, 3/25/2032                                                              1,251,120                     1,233,083
7.12%, 4/25/2032 (a)                                                             11,441                        11,458
5.58%, 12/25/2033 (a)                                                           149,446                       149,488
6.47%, 3/25/2035 (a)                                                             50,000                        50,269
5.52%, 5/25/2035 (a)(b)                                                         505,869                       506,172
Structured Asset Securities Corp
5.54%, 3/25/2035 (a)(b)                                                         320,129                       320,211
Waverly Community School
5.77%, 5/25/2036 (a)(d)                                                       1,400,000                     1,400,000
                                                                                                 ---------------------
                                                                                                           16,258,950
                                                                                                 ---------------------
Home Equity - Sequential (1.39%)
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                              2,000,000                     2,008,612

Home Equity - Sequential
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                                59,098                        58,705
4.76%, 11/25/2033                                                             1,000,000                       990,494
                                                                                                 ---------------------
                                                                                                            3,057,811
                                                                                                 ---------------------
Hotels & Motels (0.09%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                200,000                       201,250
                                                                                                 ---------------------

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008                                                                200,000                       201,000
                                                                                                 ---------------------

Insurance Brokers (0.26%)
AON Corp
6.95%, 1/15/2007 (a)                                                            170,000                       170,485
Marsh & McLennan Cos Inc
5.51%, 7/13/2007 (a)                                                            175,000                       174,968
3.63%, 2/15/2008                                                                220,000                       214,624
                                                                                                 ---------------------
                                                                                                              560,077
                                                                                                 ---------------------
Investment Management & Advisory Services (0.23%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                               420,000                       422,037
Janus Capital Group Inc
5.88%, 9/15/2011                                                                 75,000                        75,550
                                                                                                 ---------------------
                                                                                                              497,587
                                                                                                 ---------------------
Life & Health Insurance (1.26%)
AmerUs Group Co
6.58%, 5/16/2011                                                                500,000                       519,840
Cigna Corp
8.25%, 1/ 1/2007                                                                250,000                       251,015
Lincoln National Corp
5.25%, 6/15/2007                                                                160,000                       159,545
Pacific Life Global Funding
5.62%, 6/22/2011 (a)(c)                                                         175,000                       175,193
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                                550,000                       552,403
Prudential Financial Inc
5.54%, 6/13/2008 (a)                                                            250,000                       250,603
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                               235,000                       248,852
Sun Life Financial Global Funding LP
5.62%, 7/ 6/2010 (a)(c)                                                         175,000                       175,359
Torchmark Corp
6.25%, 12/15/2006                                                               245,000                       245,048
UnumProvident Corp
6.00%, 5/15/2008                                                                175,000                       176,209
                                                                                                 ---------------------
                                                                                                            2,754,067
                                                                                                 ---------------------
Medical - Drugs (0.17%)
Wyeth
6.95%, 3/15/2011                                                                350,000                       372,921
                                                                                                 ---------------------

Medical - Hospitals (0.13%)
HCA Inc
8.85%, 1/ 1/2007                                                                100,000                       100,428
7.00%, 7/ 1/2007                                                                 85,000                        85,695

Medical - Hospitals
HCA Inc (continued)
5.25%, 11/ 6/2008                                                               100,000                       100,000
                                                                                                 ---------------------
                                                                                                              286,123
                                                                                                 ---------------------
Medical - Wholesale Drug Distribution (0.14%)
Cardinal Health Inc
5.64%, 10/ 2/2009 (a)(c)                                                        300,000                       299,989
                                                                                                 ---------------------

Medical Products (0.14%)
Mallinckrodt Inc
6.50%, 11/15/2007                                                               300,000                       301,928
                                                                                                 ---------------------

Metal - Diversified (0.17%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                350,000                       376,257
                                                                                                 ---------------------

Money Center Banks (0.26%)
Chase Capital I
7.67%, 12/ 1/2026                                                               550,000                       571,648
                                                                                                 ---------------------

Mortgage Backed Securities (36.79%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(c)                                                      774,897                       772,921
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                               247,610                       250,991
0.17%, 9/10/2045                                                             87,120,946                       887,065
0.09%, 10/10/2045                                                            85,702,276                       421,398
0.41%, 7/10/2046 (a)                                                         54,739,584                     1,257,916
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(c)                                                         200,000                       200,605
Banc of America Mortgage Securities
4.78%, 5/25/2035 (a)                                                            950,000                       936,435
Bank of America Alternative Loan Trust
5.72%, 6/25/2036 (a)(b)                                                         923,802                       921,979
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                                            553,786                       553,149
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                                             71,905                        71,958
Bear Stearns Commercial Mortgage Securities Inc
5.64%, 6/15/2017 (a)(c)                                                         525,000                       525,139
7.64%, 2/15/2032                                                                289,783                       295,982
3.97%, 11/11/2035                                                               371,210                       362,936
0.53%, 5/11/2039 (a)(c)                                                       3,271,681                        64,292
0.24%, 2/11/2041 (a)                                                         24,266,062                       278,671
4.13%, 11/11/2041                                                             2,100,000                     2,049,136
4.57%, 7/11/2042                                                                500,000                       487,550
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                                            357,391                       358,471
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                                                 16,205                        16,187
7.32%, 10/15/2032                                                             1,000,000                     1,065,741
7.56%, 10/15/2032                                                               500,000                       541,341
Chase Manhattan Bank-First Union National Bank
7.13%, 8/15/2031                                                                308,544                       309,931
Citigroup/Deutsche Bank Commercial Mortgage
0.65%, 10/15/2048 (c)                                                        39,565,000                       999,944
Commercial Mortgage Pass Through Certificates
1.55%, 6/10/2010 (a)(c)                                                       4,510,968                       191,003

Mortgage Backed Securities
Commercial Mortgage Pass Through Certificates (continued)
3.25%, 6/10/2038                                                                247,621                       234,961
Countrywide Alternative Loan Trust
5.97%, 7/20/2035 (a)(d)                                                         359,039                       359,970
6.00%, 5/25/2036 (a)                                                          2,134,349                     2,127,037
5.49%, 6/25/2036 (a)(b)                                                         800,000                       800,357
5.60%, 6/25/2036 (a)(b)(d)                                                    1,875,628                     1,876,121
5.59%, 5/20/2046 (a)(b)                                                       1,858,900                     1,866,133
Countrywide Asset-Backed Certificates
5.61%, 11/25/2035 (a)                                                           400,722                       400,897
5.59%, 1/25/2036 (a)(b)                                                         800,000                       801,303
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                                 47,178                        46,733
5.50%, 7/25/2033 (a)                                                          1,720,351                     1,716,198
4.49%, 12/25/2033                                                             1,500,000                     1,467,507
4.49%, 6/20/2035 (a)(b)                                                         800,000                       790,829
Credit Suisse Mortgage Capital Certificates
0.59%, 9/15/2039 (c)                                                         70,913,000                     2,289,072
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                               500,000                       503,165
6.38%, 12/16/2035                                                               600,000                       624,764
0.47%, 11/15/2036 (a)(c)                                                     15,188,797                       636,699
0.25%, 8/15/2038 (c)                                                         49,096,164                       630,935
First Union National Bank Commercial Mortgage
5.59%, 2/12/2034                                                                 27,956                        28,159
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                                               123,323                       124,869
GE Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                                  4,755                         4,751
5.99%, 12/10/2035                                                               298,285                       303,102
3.35%, 8/11/2036                                                                 19,480                        19,422
0.61%, 3/10/2040 (a)(c)                                                       2,925,573                        59,655
GMAC Commercial Mortgage Securities Inc
0.85%, 3/10/2038 (a)(c)                                                       2,564,526                        73,053
0.42%, 8/10/2038 (a)(c)                                                      68,244,676                     1,069,667
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)(b)                                                         291,170                       291,271
5.62%, 6/25/2045 (a)                                                            286,567                       287,554
5.63%, 10/25/2045 (a)(b)                                                        436,793                       438,593
Greenwich Capital Commercial Funding Corp
0.34%, 6/10/2036 (a)(c)                                                      21,186,413                       237,987
0.13%, 4/10/2037 (c)                                                        164,800,000                       973,309
0.79%, 8/10/2042 (a)(c)                                                       7,881,010                       217,886
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                             6,120,000                       280,659
GSR Mortgage Loan Trust
4.77%, 7/25/2035 (a)                                                            727,770                       718,670
Heller Financial Commercial Mortgage Asset Corp
7.84%, 1/17/2034 (a)                                                          1,000,000                     1,079,576
7.95%, 1/17/2034                                                              1,175,000                     1,272,870
Impac CMB Trust
6.26%, 10/25/2033 (a)                                                           162,653                       162,754
6.32%, 10/25/2033 (a)                                                           141,070                       141,158
5.63%, 4/25/2035 (a)(b)                                                         288,752                       289,051
5.75%, 4/25/2035 (a)                                                            209,495                       209,961
5.62%, 8/25/2035 (a)                                                            165,582                       165,708
5.83%, 8/25/2035 (a)                                                            133,832                       134,157
5.86%, 8/25/2035 (a)                                                            208,183                       208,775

Mortgage Backed Securities
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)(b)                                                         458,439                       459,390
5.55%, 4/25/2035 (a)                                                            264,123                       265,111
5.65%, 4/25/2035 (a)                                                            228,202                       229,291
5.62%, 8/25/2035 (a)                                                            361,298                       362,941
JP Morgan Chase Commercial Mortgage Securities
0.54%, 10/12/2035 (a)(c)                                                     11,450,148                       423,255
6.04%, 11/15/2035                                                               595,462                       605,434
0.35%, 10/12/2037 (a)(c)                                                      4,355,864                       185,216
4.37%, 10/12/2037                                                               563,524                       554,290
3.48%, 6/12/2041                                                                520,786                       506,731
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                                                155,000                       155,529
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                                731,555                       715,503
5.12%, 6/25/2035 (a)                                                            601,298                       598,262
5.85%, 6/25/2036 (a)                                                          1,288,339                     1,289,007
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                                314,421                       320,152
5.97%, 3/15/2026                                                                231,425                       231,959
4.90%, 6/15/2026                                                              1,685,000                     1,677,606
2.60%, 5/15/2027                                                                 61,841                        60,023
3.09%, 5/15/2027                                                                300,000                       290,952
4.19%, 8/15/2029                                                                220,000                       215,105
3.63%, 10/15/2029                                                               934,440                       913,158
4.44%, 12/15/2029 (a)                                                         1,000,000                       974,262
0.66%, 7/15/2035 (a)(c)                                                       5,139,184                       166,926
0.65%, 10/15/2035 (a)(c)                                                     10,510,385                       447,585
1.15%, 3/15/2036 (a)(c)                                                       2,190,601                        70,982
0.69%, 8/15/2036 (a)(c)                                                       2,209,695                        49,287
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                                            538,433                       533,805
Merrill Lynch Mortgage Trust
0.21%, 11/12/2035 (a)(c)                                                     40,255,395                       282,512
0.15%, 7/12/2038                                                            139,806,773                     1,206,532
3.59%, 9/12/2041                                                                265,356                       259,644
0.28%, 9/12/2042 (a)                                                         68,347,501                       812,652
Merrill Lynch/Countrywide Commercial Mortgage
0.68%, 7/12/2046                                                             52,200,000                     2,013,197
Morgan Stanley Capital I
5.55%, 5/24/2043 (a)(c)(d)                                                      750,000                       750,000
5.70%, 8/25/2046 (a)(b)(d)                                                      725,000                       725,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                151,691                       155,925
Nationslink Funding Corp
7.23%, 6/20/2031                                                                695,996                       712,663
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                                          1,275,000                     1,273,326
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                               378,150                       385,240
Residential Accredit Loans Inc
5.76%, 12/25/2035 (d)                                                           213,643                       214,194
Residential Funding Mortgage Security I
5.20%, 11/25/2035 (d)                                                           878,841                       879,390
5.68%, 2/25/2036                                                                390,026                       392,639
Sequoia Mortgage Trust
5.55%, 2/20/2035 (a)                                                             91,019                        90,980
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                             85,000                        85,441
Mortgage Backed Securities
Specialty Underwriting & Residential Finance (continued)
5.55%, 12/25/2035 (a)                                                         1,000,000                     1,000,545
5.55%, 3/25/2036 (a)(b)                                                         460,000                       460,755
Structured Adjustable Rate Mortgage Loan Trust
4.69%, 7/25/2034 (a)                                                          1,000,000                       980,208
6.02%, 8/25/2034 (a)(b)                                                         472,273                       477,186
5.57%, 3/25/2035 (a)                                                            292,023                       292,089
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                            295,092                       295,982
5.63%, 9/25/2045 (a)                                                            305,422                       306,737
Structured Asset Securities Corp
5.50%, 6/25/2036 (a)                                                          1,450,000                     1,453,570
Thornburg Mortgage Securities Trust
5.59%, 10/25/2035 (a)(b)                                                        543,605                       544,059
Wachovia Bank Commercial Mortgage Trust
0.23%, 1/15/2041 (a)(c)                                                      20,805,510                       165,758
0.35%, 4/15/2042 (a)(c)                                                      79,523,594                     1,210,349
WAMU Alternative Mortgage Pass-Through Certificates
5.60%, 6/25/2046 (a)                                                            914,606                       915,224
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                            904,667                       875,529
Washington Mutual Inc
4.48%, 3/25/2033 (a)                                                            480,129                       476,290
3.18%, 9/25/2033                                                                 50,571                        50,233
4.06%, 10/25/2033 (a)                                                         1,250,000                     1,224,745
4.84%, 9/25/2035 (a)                                                            979,591                       966,697
6.10%, 9/25/2036 (d)                                                          1,218,711                     1,222,900
5.79%, 7/25/2044 (a)(b)                                                         227,635                       229,303
5.72%, 1/25/2045 (a)(b)                                                       2,400,000                     2,419,018
5.55%, 4/25/2045 (a)                                                             40,756                        40,871
5.59%, 4/25/2045 (a)                                                            182,043                       182,674
5.61%, 7/25/2045 (a)                                                            350,265                       351,584
5.57%, 11/25/2045 (a)(b)                                                        481,565                       484,201
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                          1,744,945                     1,720,601
                                                                                                 ---------------------
                                                                                                           80,674,244
                                                                                                 ---------------------
Multi-Line Insurance (0.47%)
ACE Ltd
6.00%, 4/ 1/2007                                                                200,000                       200,346
CNA Financial Corp
6.60%, 12/15/2008                                                               549,000                       562,219
6.00%, 8/15/2011                                                                150,000                       153,064
Hartford Financial Services Group Inc
5.25%, 10/15/2011                                                               115,000                       115,144
                                                                                                 ---------------------
                                                                                                            1,030,773
                                                                                                 ---------------------
Multimedia (0.72%)
EW Scripps Co
4.30%, 6/30/2010                                                                230,000                       222,254
News America Inc
4.75%, 3/15/2010                                                                400,000                       394,105
Thomson Corp/The
5.75%, 2/ 1/2008                                                                185,000                       185,818
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                                350,000                       361,230
Time Warner Inc
6.15%, 5/ 1/2007                                                                225,000                       225,814

Multimedia
Viacom Inc
5.74%, 6/16/2009                                                                200,000                       200,023
                                                                                                 ---------------------
                                                                                                            1,589,244
                                                                                                 ---------------------
Mutual Insurance (0.20%)
Health Care Service Corp
7.75%, 6/15/2011 (c)                                                            400,000                       437,582
                                                                                                 ---------------------

Non-Hazardous Waste Disposal (0.25%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                           550,000                       537,343
                                                                                                 ---------------------

Office Automation & Equipment (0.16%)
Xerox Corp
6.16%, 12/18/2009 (a)                                                           350,000                       351,750
                                                                                                 ---------------------

Office Furnishings - Original (0.09%)
Steelcase Inc
6.50%, 8/15/2011                                                                195,000                       198,408
                                                                                                 ---------------------

Oil - Field Services (0.21%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                            200,000                       202,500
Weatherford International Inc
6.63%, 11/15/2011                                                               250,000                       262,895
                                                                                                 ---------------------
                                                                                                              465,395
                                                                                                 ---------------------
Oil Company - Exploration & Production (0.85%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (a)(b)                                                         300,000                       300,433
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (c)                                                           200,000                       214,500
Newfield Exploration Co
7.45%, 10/15/2007                                                               200,000                       202,000
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                                350,000                       353,150
8.00%, 11/15/2011 (e)                                                           125,000                       137,500
Vintage Petroleum Inc
8.25%, 5/ 1/2012                                                                200,000                       210,736
XTO Energy Inc
7.50%, 4/15/2012                                                                400,000                       437,199
                                                                                                 ---------------------
                                                                                                            1,855,518
                                                                                                 ---------------------
Oil Company - Integrated (0.38%)
Occidental Petroleum Corp
4.00%, 11/30/2007                                                               190,000                       187,493
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                                                625,000                       651,443
                                                                                                 ---------------------
                                                                                                              838,936
                                                                                                 ---------------------
Oil Field Machinery & Equipment (0.10%)
Cameron International Corp
2.65%, 4/15/2007                                                                225,000                       222,089
                                                                                                 ---------------------

Oil Refining & Marketing (0.34%)
Giant Industries Inc
11.00%, 5/15/2012                                                               200,000                       216,000
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                                225,000                       237,376

Oil Refining & Marketing
Valero Energy Corp
6.88%, 4/15/2012 (e)                                                            275,000                       292,767
                                                                                                 ---------------------
                                                                                                              746,143
                                                                                                 ---------------------
Optical Supplies (0.18%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                               400,000                       400,782
                                                                                                 ---------------------

Paper & Related Products (0.08%)
Bowater Inc
8.39%, 3/15/2010 (a)(e)                                                         175,000                       176,750
                                                                                                 ---------------------

Pipelines (0.96%)
Duke Capital LLC
4.33%, 11/16/2006                                                               300,000                       299,869
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                200,000                       193,697
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                                                125,000                       124,079
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                                350,000                       352,599
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                275,000                       284,625
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                255,000                       258,656
Southern Natural Gas Co
8.88%, 3/15/2010                                                                175,000                       183,836
TEPPCO Partners LP
7.63%, 2/15/2012                                                                375,000                       403,173
                                                                                                 ---------------------
                                                                                                            2,100,534
                                                                                                 ---------------------
Power Converter & Supply Equipment (0.06%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                                140,000                       139,415
                                                                                                 ---------------------

Property & Casualty Insurance (0.64%)
Markel Corp
7.00%, 5/15/2008                                                                450,000                       458,645
6.80%, 2/15/2013                                                                275,000                       286,664
WR Berkley Corp
9.88%, 5/15/2008                                                                625,000                       667,671
                                                                                                 ---------------------
                                                                                                            1,412,980
                                                                                                 ---------------------
Property Trust (0.33%)
Westfield Capital Corp Ltd
5.77%, 11/ 2/2007 (a)(c)                                                        225,000                       225,628
Westfield Group
5.40%, 10/ 1/2012 (c)(f)                                                        500,000                       499,623
                                                                                                 ---------------------
                                                                                                              725,251
                                                                                                 ---------------------
Publishing - Periodicals (0.10%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                               200,000                       210,250
                                                                                                 ---------------------

Real Estate Magagement & Services (0.23%)
EOP Operating LP
5.97%, 10/ 1/2010 (a)                                                           250,000                       252,293
Southern Investment UK Plc
6.80%, 12/ 1/2006                                                               250,000                       250,124
                                                                                                 ---------------------
                                                                                                              502,417
                                                                                                 ---------------------

Real Estate Operator & Developer (0.16%)
Duke Realty LP
3.35%, 1/15/2008                                                                175,000                       170,663
5.63%, 8/15/2011                                                                180,000                       181,525
                                                                                                 ---------------------
                                                                                                              352,188
                                                                                                 ---------------------
Regional Banks (1.15%)
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                               550,000                       572,782
Fleet Capital Trust II
7.92%, 12/11/2026                                                               525,000                       546,532
NB Capital Trust
7.83%, 12/15/2026                                                               375,000                       390,256
SunTrust Preferred Capital I
5.85%, 12/31/2049                                                               365,000                       367,939
Wachovia Corp
5.55%, 3/ 1/2012 (a)                                                            275,000                       275,210
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                                            375,000                       369,708
                                                                                                 ---------------------
                                                                                                            2,522,427
                                                                                                 ---------------------
REITS - Apartments (0.16%)
Camden Property Trust
5.88%, 6/ 1/2007                                                                 45,000                        45,102
4.38%, 1/15/2010                                                                200,000                       194,936
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                                                110,000                       108,164
                                                                                                 ---------------------
                                                                                                              348,202

                                                                                                 ---------------------
REITS - Diversified (0.53%)
iStar Financial Inc
6.64%, 3/12/2007 (a)                                                            275,000                       276,105
5.73%, 9/15/2009 (a)(c)                                                         275,000                       275,035
5.65%, 9/15/2011                                                                200,000                       200,438
Liberty Property LP
7.75%, 4/15/2009                                                                385,000                       404,592
                                                                                                 ---------------------
                                                                                                            1,156,170
                                                                                                 ---------------------
REITS - Healthcare (0.21%)
Health Care Property Investors Inc
5.84%, 9/15/2008 (a)                                                            250,000                       249,604
National Health Investors Inc
7.30%, 7/16/2007                                                                200,000                       199,736
                                                                                                 ---------------------
                                                                                                              449,340

                                                                                                 ---------------------
REITS - Hotels (0.09%)
Host Marriott LP
9.50%, 1/15/2007                                                                200,000                       201,250
                                                                                                 ---------------------

REITS - Office Property (0.51%)
Brandywine Operating Partnership LP/PA
5.82%, 4/ 1/2009 (a)                                                            175,000                       175,230
5.63%, 12/15/2010                                                               205,000                       206,369
HRPT Properties Trust
5.99%, 3/16/2011 (a)                                                            375,000                       375,592
6.95%, 4/ 1/2012                                                                350,000                       370,921
                                                                                                 ---------------------
                                                                                                            1,128,112
                                                                                                 ---------------------
REITS - Regional Malls (0.22%)
Simon Property Group LP
3.75%, 1/30/2009                                                                225,000                       217,729
4.60%, 6/15/2010                                                                 65,000                        63,646

REITS - Regional Malls
Simon Property Group LP (continued)
5.60%, 9/ 1/2011                                                                200,000                       202,221
                                                                                                 ---------------------
                                                                                                              483,596
                                                                                                 ---------------------
REITS - Shopping Centers (0.39%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                                510,000                       493,596
Federal Realty Invs Trust
6.00%, 7/15/2012                                                                350,000                       359,221
                                                                                                 ---------------------
                                                                                                              852,817
                                                                                                 ---------------------
Rental - Auto & Equipment (0.18%)
Erac USA Finance Co
5.63%, 4/30/2009 (c)                                                            400,000                       400,653
                                                                                                 ---------------------

Retail - Drug Store (0.12%)
CVS Corp
5.75%, 8/15/2011                                                                250,000                       253,833
                                                                                                 ---------------------

Retail - Major Department Store (0.22%)
May Department Stores Co/The
3.95%, 7/15/2007                                                                455,000                       449,306
7.45%, 9/15/2011                                                                 35,000                        37,430
                                                                                                 ---------------------
                                                                                                              486,736
                                                                                                 ---------------------
Retail - Regional Department Store (0.14%)
JC Penney Corp Inc
8.13%, 4/ 1/2027                                                                300,000                       309,781
                                                                                                 ---------------------

Retail - Restaurants (0.24%)
Yum! Brands Inc
7.65%, 5/15/2008                                                                175,000                       181,075
8.88%, 4/15/2011                                                                300,000                       339,347
                                                                                                 ---------------------
                                                                                                              520,422
                                                                                                 ---------------------
Rubber - Tires (0.11%)
Goodyear Tire & Rubber Co/The
6.63%, 12/ 1/2006                                                               250,000                       250,000
                                                                                                 ---------------------

Satellite Telecommunications (0.09%)
Intelsat Corp
6.38%, 1/15/2008                                                                200,000                       199,500
                                                                                                 ---------------------

Savings & Loans - Thrifts (0.56%)
Amsouth Bank NA/Birmingham AL
2.82%, 11/ 3/2006                                                               165,000                       165,000
Bank United Corp
8.88%, 5/ 1/2007                                                                200,000                       203,325
Washington Mutual Inc
5.54%, 3/20/2008 (a)                                                            225,000                       225,393
5.67%, 1/15/2010 (a)                                                            275,000                       276,069
5.69%, 3/22/2012 (a)                                                            350,000                       349,102
                                                                                                 ---------------------
                                                                                                            1,218,889
                                                                                                 ---------------------
Sovereign (0.13%)
Mexico Government International Bond
8.38%, 1/14/2011                                                                250,000                       279,750
                                                                                                 ---------------------


Special Purpose Banks (0.08%)
Korea Development Bank
3.88%, 3/ 2/2009                                                                175,000                       169,713
                                                                                                 ---------------------

Special Purpose Entity (0.51%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)                                                            500,000                       487,666
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                                185,000                       176,540
Xlliac Global Funding
5.59%, 6/ 2/2008 (a)(b)(c)                                                      450,000                       450,682
                                                                                                 ---------------------
                                                                                                            1,114,888
                                                                                                 ---------------------
Supranational Bank (0.25%)
Corp Andina de Fomento
5.60%, 3/16/2007 (a)                                                            225,000                       225,063
7.38%, 1/18/2011                                                                300,000                       321,562
                                                                                                 ---------------------
                                                                                                              546,625
                                                                                                 ---------------------
Telecommunication Services (0.29%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                              250,000                       258,750
Mastec Inc
7.75%, 2/ 1/2008 (e)                                                            200,000                       200,000
Verizon Global Funding Corp
5.54%, 8/15/2007 (a)                                                            175,000                       175,122
                                                                                                 ---------------------
                                                                                                              633,872
                                                                                                 ---------------------
Telephone - Integrated (1.54%)
AT&T Corp
7.75%, 3/ 1/2007                                                                400,000                       402,873
AT&T Inc
5.30%, 11/15/2010                                                               250,000                       250,372
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (a)                                                            375,000                       375,130
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                325,000                       322,562
Sprint Capital Corp
7.63%, 1/30/2011                                                                250,000                       269,453
Telecom Italia Capital SA
4.00%, 11/15/2008                                                               320,000                       311,315
5.98%, 7/18/2011 (a)                                                            240,000                       239,454
Telefonica Emisiones SAU
5.69%, 6/19/2009 (a)                                                            400,000                       400,330
Telefonica Europe BV
7.75%, 9/15/2010                                                                375,000                       405,782
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                               325,000                       318,929
Verizon Communications Inc
5.35%, 2/15/2011                                                                 70,000                        70,398
                                                                                                 ---------------------
                                                                                                            3,366,598
                                                                                                 ---------------------
Television (0.30%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                400,000                       412,920
CBS Corp
5.63%, 5/ 1/2007                                                                250,000                       250,185
                                                                                                 ---------------------
                                                                                                              663,105
                                                                                                 ---------------------

Textile - Home Furnishings (0.36%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                780,000                       783,019
                                                                                                 ---------------------

Transport - Rail (0.31%)
Burlington Northern Santa Fe Corp
7.88%, 4/15/2007                                                                665,000                       671,843
                                                                                                 ---------------------

Transport - Services (0.16%)
FedEx Corp
2.65%, 4/ 1/2007                                                                200,000                       197,706
Ryder System Inc
5.95%, 5/ 2/2011                                                                145,000                       147,684
                                                                                                 ---------------------
                                                                                                              345,390
                                                                                                 ---------------------
TOTAL BONDS                                                                                   $           195,074,220
                                                                                                 ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (21.92%)
Federal Home Loan Mortgage Corporation (FHLMC) (3.25%)
5.50%, 12/ 1/2008                                                                26,599                        26,547
5.50%, 2/ 1/2009                                                                 55,999                        56,213
5.50%, 3/ 1/2009                                                                 29,294                        29,407
5.50%, 4/ 1/2009                                                                 61,037                        61,271
6.50%, 4/ 1/2009                                                                 16,630                        16,759
5.00%, 9/ 1/2009                                                                 75,540                        74,982
9.00%, 9/ 1/2009                                                                 15,524                        15,551
4.50%, 11/ 1/2009                                                               131,564                       129,619
4.50%, 12/ 1/2009                                                               319,878                       315,148
4.50%, 4/ 1/2010                                                                195,486                       192,785
4.50%, 9/ 1/2010                                                                322,152                       316,416
4.50%, 2/ 1/2011                                                                129,768                       127,405
4.50%, 4/ 1/2011                                                                154,925                       152,104
4.50%, 6/ 1/2011                                                                497,089                       489,973
4.50%, 7/ 1/2011                                                                179,919                       176,642
4.50%, 10/ 1/2011                                                               311,848                       306,168
4.50%, 11/ 1/2011                                                               727,148                       713,905
6.50%, 4/ 1/2015                                                                  9,502                         9,763
6.50%, 12/ 1/2015                                                                36,010                        36,795
7.00%, 12/ 1/2022                                                               168,450                       174,117
7.50%, 12/ 1/2029                                                                 4,084                         4,265
7.25%, 12/ 1/2007                                                                 8,778                         8,788
8.00%, 12/ 1/2011                                                                 4,976                         5,022
4.56%, 1/ 1/2035 (a)                                                            420,053                       411,288
5.59%, 6/ 1/2035 (a)                                                          2,001,400                     2,018,350
4.84%, 9/ 1/2035 (a)                                                            744,949                       732,737
5.03%, 9/ 1/2035                                                                531,323                       529,353
                                                                                                 ---------------------
                                                                                                            7,131,373
                                                                                                 ---------------------
Federal National Mortgage Association (FNMA) (5.79%)
5.50%, 2/ 1/2009                                                                164,131                       164,554
5.50%, 5/ 1/2009                                                                  8,078                         8,099
5.50%, 10/ 1/2009                                                                94,748                        94,993
4.50%, 12/ 1/2009                                                                27,654                        27,160
4.50%, 3/ 1/2010                                                                244,481                       240,189
4.00%, 5/ 1/2010                                                                524,773                       508,502
4.50%, 5/ 1/2010                                                                 89,184                        87,598
4.00%, 6/ 1/2010                                                                266,989                       258,711
4.00%, 7/ 1/2010                                                                322,399                       312,404
4.00%, 8/ 1/2010                                                                201,254                       195,014
4.50%, 8/ 1/2011                                                                411,545                       402,745
4.50%, 9/ 1/2011                                                                170,849                       167,196

Federal National Mortgage Association (FNMA)
8.50%, 5/ 1/2022                                                                 42,482                        45,215
9.00%, 2/ 1/2025                                                                 11,661                        12,585
8.00%, 5/ 1/2027                                                                 10,375                        10,997
6.00%, 7/ 1/2028                                                                 83,203                        84,188
7.50%, 10/ 1/2029                                                                21,552                        22,508
4.63%, 12/ 1/2032 (a)                                                           946,907                       948,553
4.07%, 7/ 1/2034                                                                519,713                       519,582
4.37%, 7/ 1/2034 (a)                                                            851,723                       838,196
4.31%, 8/ 1/2034 (a)                                                            488,436                       479,376
4.42%, 9/ 1/2034 (a)                                                            731,622                       717,145
4.25%, 1/ 1/2035 (a)                                                            407,999                       413,066
4.50%, 1/ 1/2035 (a)                                                            701,076                       692,714
4.87%, 2/ 1/2035 (a)                                                            549,393                       559,035
4.56%, 4/ 1/2035 (a)                                                            858,010                       841,843
5.55%, 6/ 1/2035 (a)                                                            465,167                       473,608
4.99%, 10/ 1/2035                                                             1,914,913                     1,912,458
4.70%, 2/ 1/2037 (a)                                                          1,642,775                     1,649,865
                                                                                                 ---------------------
                                                                                                           12,688,099

                                                                                                 ---------------------
U.S. Treasury (12.88%)
4.25%, 10/31/2007 (e)                                                        13,375,000                    13,288,277
4.13%, 8/15/2008 (e)                                                          5,000,000                     4,954,100
3.88%, 5/15/2010 (e)                                                          1,150,000                     1,123,811
4.50%, 11/15/2010                                                               500,000                       498,633
4.88%, 2/15/2012 (e)                                                          3,625,000                     3,679,234
4.38%, 8/15/2012 (e)                                                          2,850,000                     2,824,059
4.50%, 2/15/2016 (e)                                                          1,900,000                     1,885,007
                                                                                                 ---------------------
                                                                                                           28,253,121
                                                                                                 ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $            48,072,593
                                                                                                 ---------------------
SHORT TERM INVESTMENTS (0.85%)
Commercial Paper (0.85%)
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                             1,877,128                     1,877,129
                                                                                                 ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $             1,877,129
                                                                                                 ---------------------
MONEY MARKET FUNDS (1.39%)
Money Center Banks (1.39%)
BNY Institutional Cash Reserve Fund (b)                                       3,042,000                     3,042,000
                                                                                                 ---------------------
TOTAL MONEY MARKET FUNDS                                                                      $             3,042,000
                                                                                                 ---------------------
Total Investments                                                                             $           248,065,942
Liabilities in Excess of Other Assets, Net - (13.11)%                                                    (28,756,489)
                                                                                                 ---------------------
TOTAL NET ASSETS - 100.00%                                                                    $           219,309,453
                                                                                                 =====================
                                                                                                 ---------------------

                                                                                                 =====================

(a)  Variable Rate
(b)  Security was purchased with the cash proceeds from securities loans.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $21,824,354 or 9.95% of net assets.
(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,352,575 or 3.81% of net assets.
(e)  Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,962 or 0.02% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $               563,158
Unrealized Depreciation                                    (2,438,655)
                                                  ---------------------
Net Unrealized Appreciation (Depreciation)                 (1,875,497)
Cost for federal income tax purposes                       249,941,439


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                         Unrealized
                                                                         Notional      Appreciation/
Description                                                               Amount       (Depreciation)
---------------------------------------------------- -------------- ---------------- ----------------
Receive a monthly return equal to the Lehman ERISA Eligible
CMBS Index and pay monthly a floating rate based on
1-month LIBOR with Morgan Stanley.  Expires November 2006.       $        3,000,000  $         4,451



                                   SCHEDULE OF FUTURES CONTRACTS
                                                                   Current        Unrealized
                                   Number of     Original          Market       Appreciation/
Type                               Contracts      Value             Value       (Depreciation)
-------------------------------------------------------------- ------------- ------------
Buy:
90 Day Euro Dollar; December 2006     34           $8,041,850    $8,043,975       $2,125
90 Day Euro Dollar; June 2008         25            5,939,063     5,954,063       15,000
Sell:
90 Day Euro Dollar; June 2007         25            5,925,937     5,934,375      (8,438)
90 Day Euro Dollar; March 2007        34            8,048,225     8,056,300      (8,075)

Portfolio Summary (unaudited)
---------------------------------------------------- ---------------------
Sector                                                            Percent
---------------------------------------------------- ---------------------
Mortgage Securities                                                46.96%
Asset Backed Securities                                            16.49%
Financial                                                          16.45%
Government                                                         13.26%
Communications                                                      4.34%
Utilities                                                           3.98%
Consumer, Non-cyclical                                              2.92%
Energy                                                              2.84%
Consumer, Cyclical                                                  2.55%
Industrial                                                          1.90%
Technology                                                          0.81%
Basic Materials                                                     0.61%
Liabilities in Excess of Other Assets, Net                      (-13.11%)
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%
                                                     =====================

Other Assets Summary (unaudited)
---------------------------------------------------- ---------------------
Asset Type                                                        Percent
---------------------------------------------------- ---------------------
Futures                                                            12.76%
Total Return Swaps                                                  0.00%


Schedule of Investments
October 31, 2006
SmallCap Blend Fund
                                                                         Shares
                                                                          Held                         Value
                                                                     ------------------ ------- ---------------------
COMMON STOCKS (96.75%)
Advertising Services (0.30%)
inVentiv Health Inc (a)(b)                                                      34,666       $               991,448
                                                                                                ---------------------

Aerospace & Defense (0.60%)
Teledyne Technologies Inc (b)                                                   48,049                     2,004,604
                                                                                                ---------------------

Aerospace & Defense Equipment (0.55%)
BE Aerospace Inc (b)                                                            72,880                     1,842,406
                                                                                                ---------------------

Airlines (1.09%)
Alaska Air Group Inc (b)                                                        31,540                     1,266,331
Continental Airlines Inc (a)(b)                                                 64,090                     2,363,639
                                                                                                ---------------------
                                                                                                           3,629,970
                                                                                                ---------------------
Apparel Manufacturers (2.03%)
Guess ? Inc (a)(b)                                                              48,370                     2,754,671
Oxford Industries Inc                                                           28,345                     1,496,049
Phillips-Van Heusen                                                             55,510                     2,540,138
                                                                                                ---------------------
                                                                                                           6,790,858
                                                                                                ---------------------
Applications Software (0.62%)
Nuance Communications Inc (a)(b)                                                77,876                       898,689
Verint Systems Inc (a)(b)                                                       35,888                     1,174,973
                                                                                                ---------------------
                                                                                                           2,073,662
                                                                                                ---------------------
Auto/Truck Parts & Equipment - Original (0.55%)
Tenneco Inc (a)(b)                                                              80,749                     1,833,002
                                                                                                ---------------------

Auto/Truck Parts & Equipment - Replacement (0.11%)
Aftermarket Technology Corp (b)                                                 19,422                       364,939
                                                                                                ---------------------

Building & Construction Products - Miscellaneous (0.47%)
NCI Building Systems Inc (a)(b)                                                 26,480                     1,584,828
                                                                                                ---------------------

Building Products - Cement & Aggregate (0.61%)
Texas Industries Inc                                                            33,046                     2,052,157
                                                                                                ---------------------

Building Products - Light Fixtures (0.63%)
Genlyte Group Inc (b)                                                           27,314                     2,110,280
                                                                                                ---------------------

Cable TV (0.46%)
Lodgenet Entertainment Corp (b)                                                 66,763                     1,535,549
                                                                                                ---------------------

Cellular Telecommunications (0.24%)
Syniverse Holdings Inc (b)                                                      55,100                       812,725
                                                                                                ---------------------

Chemicals - Diversified (0.40%)
FMC Corp                                                                        19,587                     1,342,689
                                                                                                ---------------------

Chemicals - Specialty (0.52%)
Arch Chemicals Inc                                                              51,561                     1,725,231
                                                                                                ---------------------


Circuit Boards (0.39%)
Park Electrochemical Corp                                                       42,293                     1,299,241
                                                                                                ---------------------

Collectibles (0.28%)
RC2 Corp (a)(b)                                                                 20,355                       919,639
                                                                                                ---------------------

Commercial Banks (8.17%)
Alabama National Bancorporation (a)                                             24,910                     1,690,143
Bancfirst Corp                                                                   8,562                       425,959
Bank of Hawaii Corp                                                             44,093                     2,300,332
Banner Corp                                                                      8,700                       378,102
BOK Financial Corp (a)                                                           3,364                       172,910
Capital Corp of the West (a)                                                    10,213                       308,943
Central Pacific Financial Corp                                                  43,558                     1,602,499
City Bank/Lynnwood WA                                                            9,053                       486,508
City Holding Co                                                                 18,664                       731,629
Colonial BancGroup Inc/The                                                      59,927                     1,428,660
Columbia Banking System Inc                                                      9,780                       309,830
Community Bancorp/NV (b)                                                        10,419                       302,255
Corus Bankshares Inc (a)                                                        64,092                     1,315,809
Cullen/Frost Bankers Inc                                                        34,222                     1,853,464
East West Bancorp Inc                                                           59,572                     2,174,974
First Community Bancorp Inc/CA (a)                                              38,300                     2,047,901
First State Bancorporation/NM                                                   15,621                       389,119
Heartland Financial USA Inc                                                      6,141                       176,001
Heritage Commerce Corp                                                          11,833                       289,672
IBERIABANK Corp                                                                  6,188                       364,102
Intervest Bancshares Corp (b)                                                    5,461                       195,176
ITLA Capital Corp (a)                                                            3,480                       198,778
Pinnacle Financial Partners Inc (a)(b)                                          10,611                       352,710
Placer Sierra Bancshares                                                        13,381                       317,397
Preferred Bank/Los Angeles CA                                                   17,208                     1,007,873
Prosperity Bancshares Inc                                                       26,370                       914,775
Security Bank Corp/GA (a)                                                       15,790                       382,592
Southwest Bancorp Inc/Stillwater OK (a)                                         13,559                       367,584
Sterling Bancshares Inc/TX                                                      27,240                       498,764
Sterling Financial Corp/WA                                                      41,640                     1,384,946
Trustmark Corp (a)                                                              19,970                       632,250
Vineyard National Bancorp - Warrants (b)(c)(d)(e)                                2,369                             -
Vineyard National Bancorp (a)                                                   56,000                     1,223,040
Virginia Commerce Bancorp (a)(b)                                                14,432                       293,836
West Coast Bancorp/OR (a)                                                       11,120                       365,848
Wilshire Bancorp Inc                                                            19,910                       393,820
                                                                                                ---------------------
                                                                                                          27,278,201
                                                                                                ---------------------
Commercial Services (0.22%)
Steiner Leisure Ltd (b)                                                         16,460                       751,234
                                                                                                ---------------------

Commercial Services - Finance (0.73%)
Wright Express Corp (a)(b)                                                      89,605                     2,452,489
                                                                                                ---------------------

Computer Aided Design (1.27%)
Ansys Inc (b)                                                                   45,906                     2,111,676
Aspen Technology Inc (a)(b)                                                     32,726                       327,915
MSC.Software Corp (a)(b)                                                        26,850                       361,132
Parametric Technology Corp (b)                                                  72,999                     1,426,400
                                                                                                ---------------------
                                                                                                           4,227,123
                                                                                                ---------------------

Computer Graphics (0.64%)
Trident Microsystems Inc (a)(b)                                                101,330                     2,142,116
                                                                                                ---------------------

Computer Services (0.55%)
SI International Inc (b)                                                        21,170                       701,997
SYKES Enterprises Inc (a)(b)                                                    56,142                     1,139,121
                                                                                                ---------------------
                                                                                                           1,841,118
                                                                                                ---------------------
Computers - Memory Devices (0.78%)
Imation Corp                                                                    36,250                     1,659,163
Komag Inc (a)(b)                                                                25,118                       960,763
                                                                                                ---------------------
                                                                                                           2,619,926

                                                                                                ---------------------
Consulting Services (0.80%)
FTI Consulting Inc (a)(b)                                                       93,860                     2,666,563
                                                                                                ---------------------

Consumer Products - Miscellaneous (0.97%)
Central Garden and Pet Co (b)                                                   45,100                     2,253,647
CNS Inc                                                                         19,850                       735,443
WD-40 Co                                                                         7,155                       243,198
                                                                                                ---------------------
                                                                                                           3,232,288
                                                                                                ---------------------
Containers - Metal & Glass (0.43%)
Silgan Holdings Inc                                                             34,543                     1,429,044
                                                                                                ---------------------

Diagnostic Equipment (0.69%)
Immucor Inc (b)                                                                 83,853                     2,308,473
                                                                                                ---------------------

Diagnostic Kits (0.62%)
Dade Behring Holdings Inc                                                       25,398                       925,249
Meridian Bioscience Inc (a)                                                     49,160                     1,133,138
                                                                                                ---------------------
                                                                                                           2,058,387
                                                                                                ---------------------
Direct Marketing (0.60%)
Harte-Hanks Inc                                                                 78,760                     1,988,690
                                                                                                ---------------------

Distribution & Wholesale (1.95%)
Central European Distribution Corp (a)(b)                                       57,810                     1,467,218
Directed Electronics Inc (a)(b)                                                 24,430                       335,912
United Stationers Inc (b)                                                       35,445                     1,692,499
Watsco Inc (a)                                                                  20,190                     1,005,462
WESCO International Inc (b)                                                     30,856                     2,013,971
                                                                                                ---------------------
                                                                                                           6,515,062
                                                                                                ---------------------
Diversified Manufacturing Operations (0.37%)
AO Smith Corp                                                                   34,786                     1,223,076
                                                                                                ---------------------

Diversified Operations & Commercial Services (0.37%)
Chemed Corp (a)                                                                 35,214                     1,249,745
                                                                                                ---------------------

E-Commerce - Products (0.49%)
Nutri/System Inc (a)(b)                                                         21,425                     1,321,494
Shutterfly Inc (a)(b)                                                           22,780                       299,557
                                                                                                ---------------------
                                                                                                           1,621,051
                                                                                                ---------------------
Educational Software (0.39%)
Blackboard Inc (a)(b)                                                           47,502                     1,316,280
                                                                                                ---------------------

Electric - Integrated (1.76%)
Allete Inc                                                                      58,010                     2,616,251
OGE Energy Corp                                                                 44,414                     1,713,492

Electric - Integrated
PNM Resources Inc                                                               54,829                     1,543,985
                                                                                                ---------------------
                                                                                                           5,873,728
                                                                                                ---------------------
Electronic Components - Semiconductors (1.46%)
Diodes Inc (a)(b)                                                               27,139                     1,195,202
Microsemi Corp (b)                                                              71,727                     1,405,849
ON Semiconductor Corp (a)(b)                                                   292,814                     1,821,303
Zoran Corp (b)                                                                  32,850                       457,272
                                                                                                ---------------------
                                                                                                           4,879,626
                                                                                                ---------------------
Electronic Design Automation (0.10%)
Ansoft Corp (b)                                                                 12,942                       345,034
                                                                                                ---------------------

Electronic Measurement Instruments (0.66%)
Itron Inc (a)(b)                                                                23,671                     1,288,649
Tektronix Inc                                                                   30,543                       927,591
                                                                                                ---------------------
                                                                                                           2,216,240
                                                                                                ---------------------
Electronic Parts Distribution (0.55%)
Avnet Inc (b)                                                                   77,312                     1,830,748
                                                                                                ---------------------

E-Marketing & Information (0.68%)
aQuantive Inc (a)(b)                                                            83,402                     2,266,866
                                                                                                ---------------------

Enterprise Software & Services (1.38%)
Hyperion Solutions Corp (b)                                                     47,746                     1,785,700
Informatica Corp (b)                                                           118,820                     1,472,180
Lawson Software Inc (b)                                                         83,383                       635,379
Packeteer Inc (a)(b)                                                            62,649                       702,295
                                                                                                ---------------------
                                                                                                           4,595,554

                                                                                                ---------------------
E-Services - Consulting (0.57%)
Digital Insight Corp (b)                                                        61,908                     1,905,528
                                                                                                ---------------------

Finance - Investment Banker & Broker (1.22%)
Greenhill & Co Inc (a)                                                          22,121                     1,502,901
Investment Technology Group Inc (b)                                             23,479                     1,096,469
optionsXpress Holdings Inc                                                      47,820                     1,486,246
                                                                                                ---------------------
                                                                                                           4,085,616
                                                                                                ---------------------
Finance - Leasing Company (0.46%)
Financial Federal Corp                                                          42,600                     1,172,352
Marlin Business Services Corp (b)                                               15,540                       359,129
                                                                                                ---------------------
                                                                                                           1,531,481
                                                                                                ---------------------
Financial Guarantee Insurance (0.37%)
Triad Guaranty Inc (b)                                                          24,077                     1,240,206
                                                                                                ---------------------

Food - Wholesale & Distribution (0.25%)
Nash Finch Co (a)                                                               31,963                       829,440
                                                                                                ---------------------

Footwear & Related Apparel (1.13%)
Steven Madden Ltd                                                               38,320                     1,653,125
Wolverine World Wide Inc                                                        74,390                     2,109,700
                                                                                                ---------------------
                                                                                                           3,762,825
                                                                                                ---------------------
Gambling (Non-Hotel) (0.69%)
Pinnacle Entertainment Inc (b)                                                  76,624                     2,318,642
                                                                                                ---------------------

Gas - Distribution (0.59%)
Energen Corp                                                                    46,253                     1,980,553
                                                                                                ---------------------

Human Resources (0.57%)
Kforce Inc (b)                                                                  27,590                       413,022
Korn/Ferry International (a)(b)                                                 68,108                     1,505,868
                                                                                                ---------------------
                                                                                                           1,918,890
                                                                                                ---------------------
Identification Systems - Development (0.02%)
Metrologic Instruments Inc (a)(b)                                                4,087                        74,669
                                                                                                ---------------------

Independent Power Producer (0.10%)
Ormat Technologies Inc                                                           8,710                       334,464
                                                                                                ---------------------

Instruments - Controls (0.50%)
Mettler Toledo International Inc (b)                                            24,558                     1,685,907
                                                                                                ---------------------

Internet Application Software (0.70%)
WebEx Communications Inc (a)(b)                                                 60,530                     2,327,379
                                                                                                ---------------------

Internet Connectivity Services (0.20%)
Redback Networks Inc (a)(b)                                                     42,600                       673,932
                                                                                                ---------------------

Investment Companies (0.46%)
Ares Capital Corp (a)                                                           83,531                     1,547,829
                                                                                                ---------------------

Lasers - Systems & Components (0.65%)
Cymer Inc (b)                                                                   46,650                     2,161,295
                                                                                                ---------------------

Life & Health Insurance (0.61%)
Delphi Financial Group                                                          51,584                     2,024,672
                                                                                                ---------------------

Machinery - Construction & Mining (1.33%)
Astec Industries Inc (a)(b)                                                     33,550                     1,069,909
Bucyrus International Inc                                                       29,850                     1,250,715
JLG Industries Inc                                                              76,944                     2,127,502
                                                                                                ---------------------
                                                                                                           4,448,126
                                                                                                ---------------------
Machinery - General Industry (1.48%)
Gardner Denver Inc (b)                                                          58,314                     1,982,093
Manitowoc Co Inc/The                                                            33,260                     1,825,309
Middleby Corp (a)(b)                                                            12,560                     1,131,781
                                                                                                ---------------------
                                                                                                           4,939,183
                                                                                                ---------------------
Machinery Tools & Related Products (0.50%)
Kennametal Inc                                                                  27,070                     1,670,490
                                                                                                ---------------------

Medical - Biomedical/Gene (1.80%)
Bio-Rad Laboratories Inc (b)                                                    20,830                     1,529,339
ICOS Corp (a)(b)                                                                59,547                     1,888,831
Incyte Corp (b)                                                                 75,120                       357,571
Lexicon Genetics Inc (b)                                                        79,445                       316,985
Myriad Genetics Inc (a)(b)                                                      54,869                     1,475,427
SuperGen Inc (a)(b)                                                             79,380                       450,085
                                                                                                ---------------------
                                                                                                           6,018,238
                                                                                                ---------------------
Medical - Drugs (1.90%)
Adams Respiratory Therapeutics Inc (a)(b)                                       43,480                     1,873,988
Cubist Pharmaceuticals Inc (b)                                                  44,804                       997,785
New River Pharmaceuticals Inc (a)(b)                                            21,440                     1,090,438
Viropharma Inc (a)(b)                                                          133,490                     1,779,422
Zymogenetics Inc (a)(b)                                                         37,800                       606,690
                                                                                                ---------------------
                                                                                                           6,348,323
                                                                                                ---------------------

Medical - HMO (0.81%)
Centene Corp (a)(b)                                                             57,959                     1,367,253
Sierra Health Services Inc (a)(b)                                               39,073                     1,337,859
                                                                                                ---------------------
                                                                                                           2,705,112
                                                                                                ---------------------
Medical Imaging Systems (0.21%)
IRIS International Inc (a)(b)                                                   59,440                       712,686
                                                                                                ---------------------

Medical Instruments (0.48%)
Kyphon Inc (a)(b)                                                               40,667                     1,606,347
                                                                                                ---------------------

Medical Laboratory & Testing Service (0.51%)
Icon Plc ADR (b)                                                                47,170                     1,692,460
                                                                                                ---------------------

Medical Laser Systems (0.79%)
LCA-Vision Inc (a)                                                              26,330                       924,973
Palomar Medical Technologies Inc (a)(b)                                         36,462                     1,716,995
                                                                                                ---------------------
                                                                                                           2,641,968
                                                                                                ---------------------
Medical Products (0.51%)
Haemonetics Corp/Mass (b)                                                       17,542                       799,915
Syneron Medical Ltd (a)(b)                                                      34,967                       899,701
                                                                                                ---------------------
                                                                                                           1,699,616
                                                                                                ---------------------
Metal Processors & Fabrication (0.90%)
Commercial Metals Co                                                            56,026                     1,490,852
Ladish Co Inc (b)                                                               48,414                     1,511,485
                                                                                                ---------------------
                                                                                                           3,002,337
                                                                                                ---------------------
Motion Pictures & Services (0.33%)
Lions Gate Entertainment Corp (a)(b)                                           110,411                     1,118,463
                                                                                                ---------------------

Multi-Line Insurance (0.33%)
American Financial Group Inc/OH                                                 16,055                       768,392
Horace Mann Educators Corp                                                      16,003                       322,301
                                                                                                ---------------------
                                                                                                           1,090,693
                                                                                                ---------------------
Multimedia (0.30%)
Journal Communications Inc                                                      85,189                       996,711
                                                                                                ---------------------

Networking Products (1.27%)
Anixter International Inc (a)(b)                                                22,862                     1,366,233
Polycom Inc (a)(b)                                                             104,970                     2,876,178
                                                                                                ---------------------
                                                                                                           4,242,411
                                                                                                ---------------------
Non-Ferrous Metals (0.69%)
RTI International Metals Inc (a)(b)                                             37,480                     2,298,274
                                                                                                ---------------------

Office Supplies & Forms (0.09%)
Ennis Inc                                                                       13,111                       301,160
                                                                                                ---------------------

Oil - Field Services (2.37%)
Global Industries Ltd (b)                                                      114,290                     1,897,214
Helix Energy Solutions Group Inc (a)(b)                                         51,340                     1,658,282
Oceaneering International Inc (b)                                               51,500                     1,853,485
Superior Energy Services (a)(b)                                                 58,540                     1,832,302
Warrior Energy Service Corp (a)(b)                                              23,350                       662,906
                                                                                                ---------------------
                                                                                                           7,904,189

                                                                                                ---------------------
Oil & Gas Drilling (0.94%)
Grey Wolf Inc (a)(b)                                                           318,891                     2,232,237

Oil & Gas Drilling
Todco (b)                                                                       27,000                       921,510
                                                                                                ---------------------
                                                                                                           3,153,747
                                                                                                ---------------------
Oil Company - Exploration & Production (1.36%)
Penn Virginia Corp                                                              17,225                     1,232,449
St Mary Land & Exploration Co                                                   46,147                     1,720,822
W&T Offshore Inc (a)                                                            47,399                     1,600,664
                                                                                                ---------------------
                                                                                                           4,553,935
                                                                                                ---------------------
Oil Refining & Marketing (0.43%)
Holly Corp                                                                      29,868                     1,420,522
                                                                                                ---------------------

Physician Practice Management (0.35%)
Pediatrix Medical Group Inc (b)                                                 25,670                     1,153,353
                                                                                                ---------------------

Poultry (0.49%)
Pilgrim's Pride Corp (a)                                                        66,113                     1,651,503
                                                                                                ---------------------

Power Converter & Supply Equipment (0.40%)
Advanced Energy Industries Inc (b)                                              85,714                     1,347,424
                                                                                                ---------------------

Printing - Commercial (0.51%)
Consolidated Graphics Inc (b)                                                   27,151                     1,687,978
                                                                                                ---------------------

Private Corrections (0.41%)
Geo Group Inc/The (b)                                                           35,823                     1,361,274
                                                                                                ---------------------

Property & Casualty Insurance (2.25%)
Argonaut Group Inc (a)(b)                                                       44,060                     1,498,481
CNA Surety Corp (b)                                                             16,190                       329,305
Fpic Insurance Group Inc (a)(b)                                                 12,759                       456,007
Navigators Group Inc (b)                                                         9,210                       433,515
Safety Insurance Group Inc                                                      28,459                     1,423,234
Selective Insurance Group                                                       19,598                     1,082,789
United America Indemnity Ltd (b)                                                14,890                       341,874
Zenith National Insurance Corp                                                  42,045                     1,955,933
                                                                                                ---------------------
                                                                                                           7,521,138
                                                                                                ---------------------
Real Estate Magagement & Services (0.71%)
Trammell Crow Co (b)                                                            48,922                     2,384,948
                                                                                                ---------------------

Recreational Centers (0.70%)
Life Time Fitness Inc (a)(b)                                                    45,430                     2,341,008
                                                                                                ---------------------

Recycling (0.56%)
Aleris International Inc (a)(b)                                                 36,397                     1,874,809
                                                                                                ---------------------

REITS - Diversified (0.98%)
Entertainment Properties Trust                                                  38,160                     2,098,800
Washington Real Estate Investment Trust (a)                                     27,600                     1,163,340
                                                                                                ---------------------
                                                                                                           3,262,140
                                                                                                ---------------------
REITS - Healthcare (0.74%)
Senior Housing Properties Trust                                                107,470                     2,464,287
                                                                                                ---------------------

REITS - Hotels (1.23%)
DiamondRock Hospitality Co                                                      91,770                     1,548,160
FelCor Lodging Trust Inc                                                        60,480                     1,255,565

REITS - Hotels
Highland Hospitality Corp                                                       93,340                     1,289,959
                                                                                                ---------------------
                                                                                                           4,093,684
                                                                                                ---------------------
REITS - Mortgage (1.25%)
Anthracite Capital Inc (a)                                                      25,080                       359,145
Arbor Realty Trust Inc                                                          24,001                       667,228
Deerfield Triarc Capital Corp                                                  115,023                     1,709,242
Gramercy Capital Corp/New York                                                  51,087                     1,425,327
                                                                                                ---------------------
                                                                                                           4,160,942
                                                                                                ---------------------
REITS - Office Property (0.67%)
BioMed Realty Trust Inc                                                         68,972                     2,222,968
                                                                                                ---------------------

REITS - Shopping Centers (0.37%)
Kite Realty Group Trust                                                         19,640                       360,198
Saul Centers Inc                                                                10,350                       503,010
Urstadt Biddle Properties Inc                                                   19,810                       378,965
                                                                                                ---------------------
                                                                                                           1,242,173
                                                                                                ---------------------
REITS - Single Tenant (0.20%)
Getty Realty Corp (a)                                                           20,718                       662,976
                                                                                                ---------------------

REITS - Storage (0.18%)
Sovran Self Storage Inc (a)                                                     10,287                       606,727
                                                                                                ---------------------

Rental - Auto & Equipment (0.41%)
Dollar Thrifty Automotive Group (a)(b)                                          34,512                     1,386,002
                                                                                                ---------------------

Research & Development (0.38%)
Parexel International Corp (b)                                                  42,490                     1,257,704
                                                                                                ---------------------

Resorts & Theme Parks (0.83%)
Vail Resorts Inc (a)(b)                                                         72,155                     2,788,791
                                                                                                ---------------------

Respiratory Products (0.70%)
Respironics Inc (b)                                                             66,276                     2,340,868
                                                                                                ---------------------

Retail - Apparel & Shoe (3.07%)
Aeropostale Inc (b)                                                             11,488                       336,713
Brown Shoe Co Inc                                                               19,670                       766,343
Cache Inc. (a)(b)                                                               11,772                       252,509
Charlotte Russe Holding Inc (b)                                                 84,200                     2,328,130
Childrens Place Retail Stores Inc/The (a)(b)                                    27,630                     1,939,350
Christopher & Banks Corp (a)                                                    12,320                       332,517
Genesco Inc (a)(b)                                                              39,586                     1,487,246
Men's Wearhouse Inc (a)                                                         53,410                     2,128,389
Shoe Carnival Inc (b)                                                           11,418                       326,783
United Retail Group Inc (b)                                                     20,350                       365,690
                                                                                                ---------------------
                                                                                                          10,263,670
                                                                                                ---------------------
Retail - Automobile (0.18%)
Asbury Automotive Group Inc                                                     25,260                       606,240
                                                                                                ---------------------

Retail - Convenience Store (0.70%)
Pantry Inc/The (a)(b)                                                           42,579                     2,323,962
                                                                                                ---------------------

Retail - Jewelry (0.04%)
Movado Group Inc (a)                                                             5,649                       145,462
                                                                                                ---------------------


Retail - Restaurants (1.75%)
California Pizza Kitchen Inc (b)                                                39,857                     1,286,185
CKE Restaurants Inc                                                             98,964                     1,933,757
Domino's Pizza Inc                                                              48,577                     1,320,323
Morton's Restaurant Group Inc (b)                                               21,200                       343,228
Ruth's Chris Steak House (a)(b)                                                 49,392                       972,528
                                                                                                ---------------------
                                                                                                           5,856,021
                                                                                                ---------------------
Retail - Sporting Goods (0.66%)
Hibbett Sporting Goods Inc (b)                                                  75,458                     2,206,392
                                                                                                ---------------------

Rubber & Plastic Products (0.10%)
Myers Industries Inc                                                            17,792                       322,391
                                                                                                ---------------------

Savings & Loans - Thrifts (1.09%)
First Place Financial Corp/OH                                                   13,930                       324,430
FirstFed Financial Corp (a)(b)                                                  27,690                     1,710,411
PFF Bancorp Inc (a)                                                             18,693                       579,670
TierOne Corp                                                                    10,300                       329,394
Willow Financial Bancorp Inc                                                    11,493                       183,543
WSFS Financial Corp                                                              7,846                       505,596
                                                                                                ---------------------
                                                                                                           3,633,044
                                                                                                ---------------------
Semiconductor Component - Integrated Circuits (1.09%)
Cirrus Logic Inc (b)                                                           148,400                     1,047,704
Emulex Corp (b)                                                                 79,876                     1,501,669
Micrel Inc (b)                                                                  98,340                     1,097,474
                                                                                                ---------------------
                                                                                                           3,646,847
                                                                                                ---------------------
Semiconductor Equipment (0.33%)
Entegris Inc (a)(b)                                                             96,990                     1,087,258
                                                                                                ---------------------

Steel - Producers (0.65%)
Chaparral Steel Co                                                              31,140                     1,295,113
Reliance Steel & Aluminum Co                                                    25,672                       881,833
                                                                                                ---------------------
                                                                                                           2,176,946
                                                                                                ---------------------
Sugar (0.08%)
Imperial Sugar Co                                                               10,240                       271,667
                                                                                                ---------------------

Telecommunication Equipment (0.91%)
Anaren Inc (b)                                                                  19,810                       398,379
Arris Group Inc (b)                                                             66,794                       895,040
Comtech Telecommunications Corp (a)(b)                                          38,898                     1,386,714
Sirenza Microdevices Inc (a)(b)                                                 50,764                       372,100
                                                                                                ---------------------
                                                                                                           3,052,233
                                                                                                ---------------------
Telecommunication Equipment - Fiber Optics (0.28%)
Sycamore Networks Inc (b)                                                      249,539                       935,771
                                                                                                ---------------------

Telecommunication Services (0.84%)
Consolidated Communications Holdings Inc                                        66,860                     1,230,224
NeuStar Inc (a)(b)                                                              54,157                     1,582,468
                                                                                                ---------------------
                                                                                                           2,812,692
                                                                                                ---------------------
Telephone - Integrated (0.32%)
Alaska Communications Systems Group Inc (a)                                     74,059                     1,065,709
                                                                                                ---------------------

Therapeutics (1.83%)
BioMarin Pharmaceuticals Inc (a)(b)                                             83,230                     1,334,177
Isis Pharmaceuticals Inc (a)(b)                                                112,590                       966,022
Medarex Inc (a)(b)                                                             126,584                     1,635,466

Therapeutics
Progenics Pharmaceuticals Inc (a)(b)                                            31,810                       830,877
Theravance Inc (a)(b)                                                           42,720                     1,343,971
                                                                                                ---------------------
                                                                                                           6,110,513
                                                                                                ---------------------
Toys (0.36%)
Jakks Pacific Inc (a)(b)                                                        55,872                     1,211,864
                                                                                                ---------------------

Transactional Software (0.72%)
VeriFone Holdings Inc (a)(b)                                                    81,800                     2,389,378
                                                                                                ---------------------

Transport - Rail (0.28%)
Genesee & Wyoming Inc (a)(b)                                                    33,120                       930,341
                                                                                                ---------------------

Transport - Services (0.75%)
HUB Group Inc (b)                                                               61,680                     1,675,229
Pacer International Inc                                                         27,490                       843,668
                                                                                                ---------------------
                                                                                                           2,518,897
                                                                                                ---------------------
Transport - Truck (0.35%)
Old Dominion Freight Line (b)                                                   41,766                     1,155,248
                                                                                                ---------------------

Veterinary Products (0.31%)
PetMed Express Inc (a)(b)                                                       81,640                     1,020,500
                                                                                                ---------------------

Wire & Cable Products (0.64%)
General Cable Corp (b)                                                          44,111                     1,658,574
Insteel Industries Inc (a)                                                      26,860                       481,868
                                                                                                ---------------------
                                                                                                           2,140,442
                                                                                                ---------------------
Wireless Equipment (0.20%)
EMS Technologies Inc (a)(b)                                                     27,560                       502,970
Viasat Inc (b)                                                                   6,409                       173,940
                                                                                                ---------------------
                                                                                                             676,910
                                                                                                ---------------------
TOTAL COMMON STOCKS                                                                          $           323,183,304
                                                                                                ---------------------
                                                                        Principal
                                                                         Amount                        Value
                                                                     ------------------ ------- ---------------------
SHORT TERM INVESTMENTS (4.52%)
Commercial Paper (4.52%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                          15,122,951                    15,122,951
                                                                                                ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $            15,122,951
                                                                                                ---------------------
MONEY MARKET FUNDS (26.11%)
Money Center Banks (26.11%)
BNY Institutional Cash Reserve Fund (f)                                     87,222,000                    87,222,000
                                                                                                ---------------------
TOTAL MONEY MARKET FUNDS                                                                     $            87,222,000
                                                                                                ---------------------
Total Investments                                                                            $           425,528,255
Liabilities in Excess of Other Assets, Net - (27.38)%                                                   (91,478,895)
                                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                                   $           334,049,360
                                                                                                =====================
                                                                                                ---------------------

                                                                                                =====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security is Illiquid

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $            43,511,079
Unrealized Depreciation                                    (10,637,868)
                                                   ---------------------
Net Unrealized Appreciation (Depreciation)                   32,873,211
Cost for federal income tax purposes                        392,655,044


Portfolio Summary (unaudited)
-------------------------------------------------- ---------------------
Sector                                                          Percent
-------------------------------------------------- ---------------------
Financial                                                        47.38%
Consumer, Non-cyclical                                           17.79%
Consumer, Cyclical                                               16.46%
Industrial                                                       13.73%
Technology                                                        9.33%
Communications                                                    8.35%
Energy                                                            5.10%
Mortgage Securities                                               4.53%
Utilities                                                         2.45%
Basic Materials                                                   2.26%
Liabilities in Excess of Other Assets, Net                    (-27.38%)
                                                   ---------------------
TOTAL NET ASSETS                                                100.00%
                                                   =====================


Schedule of Investments
October 31, 2006
SmallCap Growth Fund
                                                                      Shares
                                                                       Held                         Value
                                                                -------------------- ------- ---------------------
COMMON STOCKS (97.41%)
Advertising Services (0.70%)
inVentiv Health Inc (a)(b)                                                   11,067       $               316,516
                                                                                             ---------------------

Aerospace & Defense (0.80%)
Teledyne Technologies Inc (b)                                                 8,680                       362,130
                                                                                             ---------------------

Aerospace & Defense Equipment (0.85%)
BE Aerospace Inc (b)                                                         15,205                       384,382
                                                                                             ---------------------

Apparel Manufacturers (0.82%)
Phillips-Van Heusen                                                           8,140                       372,486
                                                                                             ---------------------

Applications Software (0.54%)
American Reprographics Co (b)                                                 6,902                       245,021
                                                                                             ---------------------

Building - Heavy Construction (0.41%)
Infrasource Services Inc (b)                                                  9,560                       187,089
                                                                                             ---------------------

Building - Mobile Home & Manufactured Housing (0.40%)
Williams Scotsman International Inc (b)                                       7,600                       178,828
                                                                                             ---------------------

Building & Construction Products - Miscellaneous (0.60%)
NCI Building Systems Inc (a)(b)                                               4,498                       269,205
                                                                                             ---------------------

Building Products - Cement & Aggregate (0.80%)
Texas Industries Inc                                                          5,829                       361,981
                                                                                             ---------------------

Building Products - Light Fixtures (0.99%)
Genlyte Group Inc (b)                                                         5,810                       448,881
                                                                                             ---------------------

Cable TV (0.63%)
Lodgenet Entertainment Corp (b)                                              12,317                       283,291
                                                                                             ---------------------

Cellular Telecommunications (0.58%)
Syniverse Holdings Inc (a)(b)                                                17,901                       264,040
                                                                                             ---------------------

Circuit Boards (0.60%)
Park Electrochemical Corp                                                     8,834                       271,380
                                                                                             ---------------------

Commercial Banks (3.55%)
City Bank/Lynnwood WA (a)                                                     4,618                       248,171
City Holding Co                                                               5,674                       222,421
Hanmi Financial Corp                                                          7,414                       158,437
Preferred Bank/Los Angeles CA                                                 6,803                       398,452
United Community Banks Inc/GA                                                12,836                       403,564
Virginia Commerce Bancorp (a)(b)                                              8,518                       173,426
                                                                                             ---------------------
                                                                                                        1,604,471
                                                                                             ---------------------
Commercial Services (1.07%)
Steiner Leisure Ltd (b)                                                      10,621                       484,742
                                                                                             ---------------------


Commercial Services - Finance (0.62%)
Wright Express Corp (a)(b)                                                   10,318                       282,404
                                                                                             ---------------------

Computer Aided Design (0.73%)
Ansys Inc (b)                                                                 7,197                       331,062
                                                                                             ---------------------

Computer Graphics (0.88%)
Trident Microsystems Inc (a)(b)                                              18,779                       396,988
                                                                                             ---------------------

Computer Services (1.27%)
Factset Research Systems Inc                                                  5,561                       283,055
SI International Inc (b)                                                      8,816                       292,338
                                                                                             ---------------------
                                                                                                          575,393
                                                                                             ---------------------
Computer Software (0.74%)
Blackbaud Inc (a)                                                            13,413                       335,325
                                                                                             ---------------------

Computers - Integrated Systems (0.94%)
Micros Systems Inc (b)                                                        5,489                       272,693
MTS Systems Corp                                                              4,592                       152,868
                                                                                             ---------------------
                                                                                                          425,561
                                                                                             ---------------------
Computers - Memory Devices (0.68%)
Komag Inc (a)(b)                                                              8,018                       306,688
                                                                                             ---------------------

Consulting Services (1.13%)
FTI Consulting Inc (a)(b)                                                     8,834                       250,974
Huron Consulting Group Inc (b)                                                6,553                       261,858
                                                                                             ---------------------
                                                                                                          512,832
                                                                                             ---------------------
Consumer Products - Miscellaneous (0.47%)
Central Garden and Pet Co (b)                                                 4,234                       211,573
                                                                                             ---------------------

Diagnostic Equipment (1.18%)
Immucor Inc (b)                                                              14,519                       399,708
Neurometrix Inc (a)(b)                                                        8,079                       131,607
                                                                                             ---------------------
                                                                                                          531,315
                                                                                             ---------------------
Diagnostic Kits (0.48%)
Meridian Bioscience Inc                                                       9,453                       217,892
                                                                                             ---------------------

Distribution & Wholesale (2.45%)
Central European Distribution Corp (a)(b)                                    12,438                       315,676
Directed Electronics Inc (a)(b)                                              19,013                       261,429
Pool Corp (a)                                                                 6,847                       280,590
Watsco Inc                                                                    5,067                       252,337
                                                                                             ---------------------
                                                                                                        1,110,032
                                                                                             ---------------------
Diversified Manufacturing Operations (0.33%)
AO Smith Corp                                                                 4,261                       149,817
                                                                                             ---------------------

Drug Delivery Systems (0.54%)
Nastech Pharmaceutical Co Inc (a)(b)                                         13,981                       245,926
                                                                                             ---------------------

E-Commerce - Products (0.59%)
Nutri/System Inc (a)(b)                                                       2,728                       168,263
Shutterfly Inc (a)(b)                                                         7,600                        99,940
                                                                                             ---------------------
                                                                                                          268,203
                                                                                             ---------------------
Educational Software (0.54%)
Blackboard Inc (a)(b)                                                         8,815                       244,264
                                                                                             ---------------------

Electronic Components - Semiconductors (2.35%)
Microsemi Corp (b)                                                           15,312                       300,115
ON Semiconductor Corp (a)(b)                                                 38,323                       238,369
Sirf Technology Holdings Inc (a)(b)                                          11,190                       314,663
Zoran Corp (b)                                                               15,058                       209,607
                                                                                             ---------------------
                                                                                                        1,062,754
                                                                                             ---------------------
Electronic Design Automation (0.76%)
Ansoft Corp (b)                                                              12,863                       342,928
                                                                                             ---------------------

Electronic Measurement Instruments (0.58%)
Itron Inc (a)(b)                                                              4,789                       260,713
                                                                                             ---------------------

E-Marketing & Information (0.96%)
aQuantive Inc (b)                                                            15,889                       431,863
                                                                                             ---------------------

Enterprise Software & Services (0.66%)
Informatica Corp (b)                                                         24,255                       300,519
                                                                                             ---------------------

E-Services - Consulting (0.75%)
Digital Insight Corp (b)                                                     10,978                       337,903
                                                                                             ---------------------

Finance - Investment Banker & Broker (0.89%)
optionsXpress Holdings Inc                                                   12,925                       401,709
                                                                                             ---------------------

Footwear & Related Apparel (1.53%)
Steven Madden Ltd                                                             9,104                       392,747
Wolverine World Wide Inc                                                     10,473                       297,014
                                                                                             ---------------------
                                                                                                          689,761
                                                                                             ---------------------
Gambling (Non-Hotel) (0.62%)
Pinnacle Entertainment Inc (b)                                                9,314                       281,842
                                                                                             ---------------------

Housewares (0.47%)
Lifetime Brands Inc                                                          10,308                       211,211
                                                                                             ---------------------

Human Resources (1.12%)
AMN Healthcare Services Inc (b)                                              11,895                       300,824
Kforce Inc (b)                                                               13,612                       203,772
                                                                                             ---------------------
                                                                                                          504,596
                                                                                             ---------------------
Internet Application Software (1.14%)
DealerTrack Holdings Inc (b)                                                  5,429                       138,385
WebEx Communications Inc (a)(b)                                               9,860                       379,117
                                                                                             ---------------------
                                                                                                          517,502
                                                                                             ---------------------
Internet Connectivity Services (0.75%)
Redback Networks Inc (a)(b)                                                  21,442                       339,212
                                                                                             ---------------------

Internet Content - Information & News (0.44%)
LoopNet Inc (a)(b)                                                           12,876                       197,518
                                                                                             ---------------------

Internet Telephony (0.61%)
j2 Global Communications Inc (a)(b)                                          10,090                       276,870
                                                                                             ---------------------

Lasers - Systems & Components (1.41%)
Cymer Inc (b)                                                                 6,855                       317,592
Rofin-Sinar Technologies Inc (b)                                              5,159                       317,691
                                                                                             ---------------------
                                                                                                          635,283
                                                                                             ---------------------

Life & Health Insurance (0.33%)
Delphi Financial Group                                                        3,763                       147,698
                                                                                             ---------------------

Machinery - Construction & Mining (1.64%)
Astec Industries Inc (b)                                                     11,082                       353,405
Bucyrus International Inc                                                     9,232                       386,821
                                                                                             ---------------------
                                                                                                          740,226
                                                                                             ---------------------
Machinery - General Industry (2.35%)
Gardner Denver Inc (b)                                                       12,124                       412,095
Manitowoc Co Inc/The                                                          6,675                       366,324
Wabtec Corp                                                                   9,025                       283,294
                                                                                             ---------------------
                                                                                                        1,061,713
                                                                                             ---------------------
Medical - Biomedical/Gene (2.47%)
Applera Corp - Celera Genomics Group (b)                                     13,191                       204,724
Digene Corp (b)                                                               5,866                       272,358
Genomic Health Inc (a)(b)                                                    10,059                       163,962
Lexicon Genetics Inc (b)                                                     34,002                       135,668
Lifecell Corp (a)(b)                                                          4,900                       114,807
Myriad Genetics Inc (a)(b)                                                    8,421                       226,441
                                                                                             ---------------------
                                                                                                        1,117,960
                                                                                             ---------------------
Medical - Drugs (2.19%)
Adams Respiratory Therapeutics Inc (a)(b)                                     5,173                       222,956
Indevus Pharmaceuticals Inc (b)                                               3,302                        22,553
New River Pharmaceuticals Inc (a)(b)                                          5,751                       292,496
Viropharma Inc (b)                                                           20,666                       275,478
Zymogenetics Inc (b)                                                         11,059                       177,497
                                                                                             ---------------------
                                                                                                          990,980
                                                                                             ---------------------
Medical - HMO (0.47%)
Molina Healthcare Inc (a)(b)                                                  5,433                       213,137
                                                                                             ---------------------

Medical - Outpatient & Home Medical Care (0.78%)
Amedisys Inc (a)(b)                                                           8,677                       352,026
                                                                                             ---------------------

Medical Imaging Systems (0.46%)
IRIS International Inc (a)(b)                                                17,429                       208,974
                                                                                             ---------------------

Medical Information Systems (0.56%)
Per-Se Technologies Inc (a)(b)                                               10,247                       250,847
                                                                                             ---------------------

Medical Instruments (1.23%)
Kyphon Inc (a)(b)                                                             8,172                       322,794
Ventana Medical Systems Inc (b)                                               5,802                       234,343
                                                                                             ---------------------
                                                                                                          557,137

                                                                                             ---------------------
Medical Laboratory & Testing Service (0.82%)
Icon Plc ADR (b)                                                             10,350                       371,358
                                                                                             ---------------------

Medical Laser Systems (0.98%)
LCA-Vision Inc (a)                                                            5,263                       184,889
Palomar Medical Technologies Inc (a)(b)                                       5,451                       256,688
                                                                                             ---------------------
                                                                                                          441,577
                                                                                             ---------------------
Medical Products (1.98%)
American Medical Systems Holdings Inc (b)                                     9,109                       162,231
Haemonetics Corp/Mass (b)                                                     5,485                       250,116
Syneron Medical Ltd (a)(b)                                                    8,420                       216,647
Vital Signs Inc                                                               4,691                       264,385
                                                                                             ---------------------
                                                                                                          893,379

                                                                                             ---------------------

Metal Processors & Fabrication (1.25%)
Ladish Co Inc (b)                                                            11,471                       358,125
RBC Bearings Inc (b)                                                          7,653                       208,008
                                                                                             ---------------------
                                                                                                          566,133
                                                                                             ---------------------
Miscellaneous Manufacturers (0.56%)
Reddy Ice Holdings Inc                                                       10,508                       252,192
                                                                                             ---------------------

Networking Products (0.66%)
Anixter International Inc (a)(b)                                              4,981                       297,665
                                                                                             ---------------------

Non-Ferrous Metals (0.65%)
RTI International Metals Inc (b)                                              4,773                       292,680
                                                                                             ---------------------

Office Supplies & Forms (0.44%)
John H Harland Co (a)                                                         4,903                       200,484
                                                                                             ---------------------

Oil - Field Services (2.41%)
Hercules Offshore Inc (b)                                                     7,937                       282,716
Oceaneering International Inc (b)                                             4,953                       178,258
Oil States International Inc (b)                                             12,064                       350,339
RPC Inc                                                                      12,853                       279,167
                                                                                             ---------------------
                                                                                                        1,090,480
                                                                                             ---------------------
Oil & Gas Drilling (0.58%)
Grey Wolf Inc (b)                                                            37,612                       263,284
                                                                                             ---------------------

Oil Company - Exploration & Production (1.80%)
Cabot Oil & Gas Corp                                                          3,733                       197,513
St Mary Land & Exploration Co                                                 7,748                       288,923
Whiting Petroleum Corp (a)(b)                                                 7,357                       328,196
                                                                                             ---------------------
                                                                                                          814,632
                                                                                             ---------------------
Oil Field Machinery & Equipment (0.36%)
Dril-Quip Inc (a)(b)                                                          4,174                       164,372
                                                                                             ---------------------

Oil Refining & Marketing (0.44%)
Holly Corp                                                                    4,204                       199,942
                                                                                             ---------------------

Physician Practice Management (0.61%)
Pediatrix Medical Group Inc (b)                                               6,086                       273,444
                                                                                             ---------------------

Power Converter & Supply Equipment (0.77%)
Advanced Energy Industries Inc (b)                                           22,114                       347,632
                                                                                             ---------------------

Precious Metals (0.21%)
Coeur d'Alene Mines Corp (b)                                                 19,288                        94,511
                                                                                             ---------------------

Property & Casualty Insurance (1.69%)
American Physicians Capital Inc (b)                                           3,775                       206,530
CRM Holdings Ltd (b)                                                         17,861                       158,606
Zenith National Insurance Corp                                                8,615                       400,770
                                                                                             ---------------------
                                                                                                          765,906
                                                                                             ---------------------
Recreational Centers (0.64%)
Life Time Fitness Inc (a)(b)                                                  5,574                       287,228
                                                                                             ---------------------

REITS - Diversified (1.75%)
Digital Realty Trust Inc. (a)                                                12,192                       407,091

REITS - Diversified
Entertainment Properties Trust                                                7,006                       385,330
                                                                                             ---------------------
                                                                                                          792,421

                                                                                             ---------------------
REITS - Mortgage (0.34%)
Deerfield Triarc Capital Corp                                                10,409                       154,678
                                                                                             ---------------------

REITS - Shopping Centers (0.54%)
Inland Real Estate Corp                                                      13,081                       244,484
                                                                                             ---------------------

Research & Development (0.44%)
Parexel International Corp (b)                                                6,752                       199,859
                                                                                             ---------------------

Retail - Apparel & Shoe (4.59%)
Aeropostale Inc (b)                                                           4,426                       129,726
Bebe Stores Inc (a)                                                           7,307                       181,433
Childrens Place Retail Stores Inc/The (a)(b)                                  3,400                       238,646
Christopher & Banks Corp                                                      4,655                       125,638
Genesco Inc (a)(b)                                                            5,422                       203,704
Men's Wearhouse Inc                                                           9,241                       368,254
Stage Stores Inc                                                              8,055                       261,063
Tween Brands Inc (b)                                                          9,461                       395,659
United Retail Group Inc (b)                                                   9,505                       170,805
                                                                                             ---------------------
                                                                                                        2,074,928
                                                                                             ---------------------
Retail - Bedding (0.53%)
Select Comfort Corp (a)(b)                                                   11,136                       238,088
                                                                                             ---------------------

Retail - Convenience Store (0.65%)
Pantry Inc/The (a)(b)                                                         5,402                       294,841
                                                                                             ---------------------

Retail - Restaurants (2.42%)
Buffalo Wild Wings Inc (a)(b)                                                 7,805                       403,519
California Pizza Kitchen Inc (b)                                              8,098                       261,322
McCormick & Schmick's Seafood Restaurant (a)(b)                               6,985                       183,636
Morton's Restaurant Group Inc (b)                                            15,307                       247,820
                                                                                             ---------------------
                                                                                                        1,096,297
                                                                                             ---------------------
Retail - Sporting Goods (0.62%)
Hibbett Sporting Goods Inc (b)                                                9,610                       280,996
                                                                                             ---------------------

Schools - Day Care (0.32%)
Bright Horizons Family Solutions Inc (b)                                      3,756                       144,306
                                                                                             ---------------------

Semiconductor Component - Integrated Circuits (0.63%)
Emulex Corp (b)                                                              15,034                       282,639
                                                                                             ---------------------

Semiconductor Equipment (0.64%)
ATMI Inc (b)                                                                  9,171                       290,629
                                                                                             ---------------------

Steel - Producers (1.08%)
Chaparral Steel Co                                                            6,056                       251,869
Reliance Steel & Aluminum Co                                                  6,944                       238,526
                                                                                             ---------------------
                                                                                                          490,395
                                                                                             ---------------------
Steel - Specialty (0.64%)
Oregon Steel Mills Inc (b)                                                    5,301                       288,374
                                                                                             ---------------------

Telecommunication Equipment (1.67%)
CommScope Inc (a)(b)                                                         12,189                       388,951

Telecommunication Equipment
Optium Corp (b)                                                               4,557                        92,279
Sirenza Microdevices Inc (a)(b)                                              37,651                       275,982
                                                                                             ---------------------
                                                                                                          757,212
                                                                                             ---------------------
Telecommunication Services (0.47%)
NeuStar Inc (b)                                                               7,286                       212,897
                                                                                             ---------------------

Therapeutics (2.86%)
BioMarin Pharmaceuticals Inc (b)                                             14,132                       226,536
Dyax Corp (b)                                                                49,111                       148,315
Isis Pharmaceuticals Inc (a)(b)                                              24,380                       209,181
Medarex Inc (a)(b)                                                           17,397                       224,769
Progenics Pharmaceuticals Inc (b)                                             7,483                       195,456
Renovis Inc (a)(b)                                                           11,715                        41,120
Theravance Inc (b)                                                            7,885                       248,062
                                                                                             ---------------------
                                                                                                        1,293,439
                                                                                             ---------------------
Transactional Software (1.11%)
Transaction Systems Architects Inc (b)                                        5,658                       190,731
VeriFone Holdings Inc (a)(b)                                                 10,675                       311,817
                                                                                             ---------------------
                                                                                                          502,548
                                                                                             ---------------------
Transport - Marine (1.44%)
American Commercial Lines Inc (b)                                             6,664                       427,496
OMI Corp (a)                                                                 10,094                       225,298
                                                                                             ---------------------
                                                                                                          652,794
                                                                                             ---------------------
Transport - Services (0.94%)
HUB Group Inc (b)                                                            15,640                       424,782
                                                                                             ---------------------

Veterinary Products (0.42%)
PetMed Express Inc (a)(b)                                                    15,041                       188,012
                                                                                             ---------------------

Wire & Cable Products (1.36%)
General Cable Corp (b)                                                        9,488                       356,749
Insteel Industries Inc                                                       14,374                       257,869
                                                                                             ---------------------
                                                                                                          614,618
                                                                                             ---------------------
Wireless Equipment (0.67%)
Viasat Inc (b)                                                               11,208                       304,185
                                                                                             ---------------------
TOTAL COMMON STOCKS                                                                       $            44,052,921
                                                                                             ---------------------
                                                                     Principal
                                                                      Amount                        Value
                                                                -------------------- ------- ---------------------
SHORT TERM INVESTMENTS (3.72%)
Commercial Paper (3.72%)
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                         1,681,451                     1,681,451
                                                                                             ---------------------
TOTAL SHORT TERM INVESTMENTS                                                              $             1,681,451
                                                                                             ---------------------
MONEY MARKET FUNDS (22.45%)
Money Center Banks (22.45%)
BNY Institutional Cash Reserve Fund (c)                                  10,152,000                    10,152,000
                                                                                             ---------------------
TOTAL MONEY MARKET FUNDS                                                                  $            10,152,000
                                                                                             ---------------------
Total Investments                                                                         $            55,886,372
Liabilities in Excess of Other Assets, Net - (23.58)%                                                (10,664,888)
                                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                                $            45,221,484
                                                                                             =====================
                                                                                             ---------------------

                                                                                             =====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $             5,857,667
Unrealized Depreciation                                  (2,008,192)
                                                ---------------------
Net Unrealized Appreciation (Depreciation)                 3,849,475

Cost for federal income tax purposes                      52,036,897


Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Financial                                                  35.26%
Consumer, Non-cyclical                                     23.08%
Industrial                                                 17.67%
Consumer, Cyclical                                         15.74%
Technology                                                 13.03%
Communications                                             10.62%
Energy                                                      5.60%
Basic Materials                                             2.58%
Liabilities in Excess of Other Assets, Net              (-23.58%)
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================


Schedule of Investments
October 31, 2006
SmallCap S&P 600 Index Fund
                                                                       Shares
                                                                        Held                         Value
                                                                 -------------------- ------- ---------------------
COMMON STOCKS (99.87%)
Advanced Materials & Products (0.19%)
Ceradyne Inc (a)(b)                                                           17,641       $               727,691
                                                                                              ---------------------

Advertising Services (0.14%)
inVentiv Health Inc (b)                                                       19,272                       551,179
                                                                                              ---------------------

Aerospace & Defense (0.67%)
Armor Holdings Inc (a)(b)                                                     19,847                     1,021,327
Esterline Technologies Corp (a)(b)                                            16,754                       631,626
Teledyne Technologies Inc (b)                                                 22,614                       943,456
                                                                                              ---------------------
                                                                                                         2,596,409
                                                                                              ---------------------
Aerospace & Defense Equipment (1.02%)
AAR Corp (a)(b)                                                               24,111                       627,850
Curtiss-Wright Corp                                                           28,886                       977,502
GenCorp Inc (a)(b)                                                            36,499                       478,137
Kaman Corp                                                                    15,826                       322,692
Moog Inc (a)(b)                                                               27,469                     1,024,594
Triumph Group Inc (a)                                                         10,617                       511,209
                                                                                              ---------------------
                                                                                                         3,941,984
                                                                                              ---------------------
Agricultural Operations (0.25%)
Delta & Pine Land Co                                                          23,602                       956,117
                                                                                              ---------------------

Airlines (0.39%)
Frontier Airlines Holdings Inc (a)(b)                                         24,065                       193,482
Mesa Air Group Inc (a)(b)                                                     23,851                       212,274
Skywest Inc                                                                   42,006                     1,119,880
                                                                                              ---------------------
                                                                                                         1,525,636
                                                                                              ---------------------
Apparel Manufacturers (1.25%)
Ashworth Inc (b)                                                               9,549                        67,034
Gymboree Corp (a)(b)                                                          21,012                       976,217
Kellwood Co (a)                                                               16,908                       517,385
Oxford Industries Inc                                                          9,980                       526,744
Phillips-Van Heusen                                                           36,418                     1,666,488
Quiksilver Inc (a)(b)                                                         79,129                     1,103,850
                                                                                              ---------------------
                                                                                                         4,857,718
                                                                                              ---------------------
Applications Software (0.37%)
EPIQ Systems Inc (a)(b)                                                        9,443                       144,289
Keane Inc (b)                                                                 29,151                       337,860
Mapinfo Corp (b)                                                              14,033                       188,463
Progress Software Corp (b)                                                    27,023                       777,992
                                                                                              ---------------------
                                                                                                         1,448,604
                                                                                              ---------------------
Athletic Equipment (0.08%)
Nautilus Inc (a)                                                              21,573                       304,826
                                                                                              ---------------------

Athletic Footwear (0.16%)
K-Swiss Inc                                                                   17,424                       615,416
                                                                                              ---------------------

Audio & Video Products (0.04%)
Audiovox Corp (b)                                                             11,916                       156,338
                                                                                              ---------------------


Auto - Medium & Heavy Duty Trucks (0.05%)
ASV Inc (a)(b)                                                                13,504                       197,293
                                                                                              ---------------------

Auto - Truck Trailers (0.07%)
Wabash National Corp (a)                                                      20,509                       287,741
                                                                                              ---------------------

Auto Repair Centers (0.04%)
Midas Inc (b)                                                                  7,905                       163,080
                                                                                              ---------------------

Auto/Truck Parts & Equipment - Original (0.17%)
Keystone Automotive Industries Inc (a)(b)                                     10,685                       410,945
Superior Industries International (a)                                         15,050                       254,345
                                                                                              ---------------------
                                                                                                           665,290
                                                                                              ---------------------
Auto/Truck Parts & Equipment - Replacement (0.02%)
Standard Motor Products Inc                                                    7,808                        86,513
                                                                                              ---------------------

Batteries & Battery Systems (0.08%)
Greatbatch Inc (b)                                                            14,349                       322,709
                                                                                              ---------------------

Broadcasting Services & Programming (0.04%)
4Kids Entertainment Inc (b)                                                    8,612                       156,480
                                                                                              ---------------------

Building - Maintenance & Service (0.27%)
ABM Industries Inc (a)                                                        28,661                       569,207
Healthcare Services Group                                                     17,948                       487,827
                                                                                              ---------------------
                                                                                                         1,057,034
                                                                                              ---------------------
Building - Mobile Home & Manufactured Housing (0.50%)
Champion Enterprises Inc (a)(b)                                               50,281                       465,602
Coachmen Industries Inc                                                       10,299                       115,143
Fleetwood Enterprises Inc (a)(b)                                              42,025                       300,059
Monaco Coach Corp                                                             17,587                       209,989
Skyline Corp                                                                   4,470                       176,520
Winnebago Industries (a)                                                      20,594                       685,574
                                                                                              ---------------------
                                                                                                         1,952,887
                                                                                              ---------------------
Building - Residential & Commercial (0.98%)
M/I Homes Inc (a)                                                              7,948                       285,492
Meritage Homes Corp (a)(b)                                                    14,426                       660,423
NVR Inc (a)(b)                                                                 3,216                     1,805,784
Standard-Pacific Corp                                                         42,462                     1,028,854
                                                                                              ---------------------
                                                                                                         3,780,553
                                                                                              ---------------------
Building & Construction - Miscellaneous (0.11%)
Insituform Technologies Inc (a)(b)                                            17,901                       418,346
                                                                                              ---------------------

Building & Construction Products - Miscellaneous (0.56%)
Drew Industries Inc (a)(b)                                                    12,177                       330,605
ElkCorp (a)                                                                   13,480                       338,618
NCI Building Systems Inc (a)(b)                                               13,528                       809,651
Simpson Manufacturing Co Inc (a)                                              24,045                       682,638
                                                                                              ---------------------
                                                                                                         2,161,512
                                                                                              ---------------------
Building Products - Air & Heating (0.28%)
Lennox International Inc                                                      39,583                     1,067,158
                                                                                              ---------------------

Building Products - Cement & Aggregate (0.25%)
Texas Industries Inc                                                          15,747                       977,889
                                                                                              ---------------------


Building Products - Doors & Windows (0.08%)
Apogee Enterprises Inc                                                        18,535                       298,228
                                                                                              ---------------------

Building Products - Wood (0.15%)
Universal Forest Products Inc (a)                                             12,387                       562,122
                                                                                              ---------------------

Casino Hotels (0.33%)
Aztar Corp (b)                                                                23,996                     1,285,466
                                                                                              ---------------------

Casino Services (0.17%)
Shuffle Master Inc (a)(b)                                                     22,975                       642,841
                                                                                              ---------------------

Chemicals - Diversified (0.12%)
Georgia Gulf Corp (a)                                                         22,504                       481,361
                                                                                              ---------------------

Chemicals - Fibers (0.02%)
Wellman Inc                                                                   21,510                        81,093
                                                                                              ---------------------

Chemicals - Plastics (0.24%)
PolyOne Corp (b)                                                              60,945                       499,749
Schulman A Inc                                                                17,065                       413,144
                                                                                              ---------------------
                                                                                                           912,893
                                                                                              ---------------------
Chemicals - Specialty (0.99%)
Arch Chemicals Inc                                                            15,870                       531,010
HB Fuller Co                                                                  39,188                       971,470
MacDermid Inc (a)                                                             16,426                       549,450
OM Group Inc (b)                                                              19,286                     1,099,302
Omnova Solutions Inc (b)                                                      27,307                       119,604
Penford Corp                                                                   5,871                        95,404
Quaker Chemical Corp                                                           6,490                       123,505
Tronox Inc                                                                    27,122                       354,756
                                                                                              ---------------------
                                                                                                         3,844,501
                                                                                              ---------------------
Circuit Boards (0.11%)
Park Electrochemical Corp                                                     13,273                       407,747
                                                                                              ---------------------

Coal (0.34%)
Massey Energy Co (a)                                                          52,810                     1,333,453
                                                                                              ---------------------

Coffee (0.06%)
Peet's Coffee & Tea Inc (a)(b)                                                 9,101                       243,452
                                                                                              ---------------------

Collectibles (0.17%)
Lenox Group Inc (b)                                                            9,263                        55,671
RC2 Corp (b)                                                                  13,753                       621,360
                                                                                              ---------------------
                                                                                                           677,031
                                                                                              ---------------------
Commercial Banks (5.81%)
Bank Mutual Corp                                                              39,549                       479,334
Central Pacific Financial Corp                                                20,050                       737,640
Chittenden Corp                                                               30,237                       891,689
Community Bank System Inc                                                     19,633                       487,880
East West Bancorp Inc                                                         40,082                     1,463,394
First Bancorp/Puerto Rico (a)                                                 53,147                       526,155
First Commonwealth Financial Corp                                             41,230                       551,245
First Indiana Corp                                                             8,562                       218,502
First Midwest Bancorp Inc/IL (a)                                              32,836                     1,248,753
First Republic Bank/San Francisco CA                                          19,977                       777,904
Fremont General Corp                                                          44,549                       647,297

Commercial Banks
Glacier Bancorp Inc                                                           21,345                       745,367
Hanmi Financial Corp                                                          27,019                       577,396
Independent Bank Corp/MI                                                      13,437                       321,144
Irwin Financial Corp (a)                                                      12,329                       273,334
Nara Bancorp Inc (a)                                                          13,669                       259,711
PrivateBancorp Inc (a)                                                        11,712                       481,012
Prosperity Bancshares Inc                                                     17,024                       590,563
Provident Bankshares Corp                                                     21,541                       778,492
Republic Bancorp Inc/MI                                                       49,052                       656,316
South Financial Group Inc/The                                                 49,404                     1,310,688
Sterling Bancorp/NY                                                           12,306                       239,721
Sterling Bancshares Inc/TX (a)                                                30,112                       551,351
Sterling Financial Corp/WA                                                    24,277                       807,453
Susquehanna Bancshares Inc                                                    34,065                       851,284
Trustco Bank Corp NY (a)                                                      49,339                       545,196
UCBH Holdings Inc                                                             62,153                     1,065,302
Umpqua Holdings Corp                                                          37,997                     1,073,035
United Bankshares Inc                                                         24,239                       925,687
Whitney Holding Corp                                                          43,262                     1,412,937
Wilshire Bancorp Inc                                                          10,152                       200,807
Wintrust Financial Corp (a)                                                   16,853                       813,326
                                                                                              ---------------------
                                                                                                        22,509,915
                                                                                              ---------------------
Commercial Services (0.70%)
Arbitron Inc                                                                  19,239                       808,038
Central Parking Corp (a)                                                      10,771                       184,722
CPI Corp                                                                       3,424                       161,647
Live Nation Inc (a)(b)                                                        43,061                       915,477
Pre-Paid Legal Services Inc (a)                                                6,216                       263,869
Startek Inc                                                                    7,442                       101,509
Vertrue Inc (a)(b)                                                             6,372                       286,549
                                                                                              ---------------------
                                                                                                         2,721,811
                                                                                              ---------------------
Commercial Services - Finance (0.38%)
Bankrate Inc (a)(b)                                                            7,504                       239,753
Coinstar Inc (a)(b)                                                           18,206                       553,098
NCO Group Inc (b)                                                             21,310                       574,518
Rewards Network Inc (b)                                                       17,477                        98,920
                                                                                              ---------------------
                                                                                                         1,466,289
                                                                                              ---------------------
Communications Software (0.42%)
Avid Technology Inc (a)(b)                                                    27,837                     1,005,472
Captaris Inc (b)                                                              18,502                       108,977
Digi International Inc (b)                                                    16,335                       229,017
Inter-Tel Inc                                                                 14,006                       289,784
                                                                                              ---------------------
                                                                                                         1,633,250
                                                                                              ---------------------
Computer Aided Design (0.30%)
Ansys Inc (b)                                                                 25,217                     1,159,982
                                                                                              ---------------------

Computer Services (0.95%)
CACI International Inc (b)                                                    20,092                     1,156,094
Carreker Corp (b)                                                             13,297                        97,334
Ciber Inc (b)                                                                 35,773                       245,045
Factset Research Systems Inc                                                  24,729                     1,258,706
Manhattan Associates Inc (b)                                                  17,854                       527,228
SYKES Enterprises Inc (a)(b)                                                  19,310                       391,800
                                                                                              ---------------------
                                                                                                         3,676,207
                                                                                              ---------------------

Computer Software (0.02%)
Phoenix Technologies Ltd (b)                                                  16,725                        73,423
                                                                                              ---------------------

Computers - Integrated Systems (0.87%)
Agilysys Inc                                                                  20,113                       298,276
Catapult Communications Corp (b)                                               6,923                        60,438
Kronos Inc/MA (b)                                                             20,959                       710,510
Mercury Computer Systems Inc (b)                                              13,796                       169,967
Micros Systems Inc (b)                                                        25,563                     1,269,970
MTS Systems Corp (a)                                                          11,974                       398,614
Radiant Systems Inc (b)                                                       16,966                       186,795
Radisys Corp (a)(b)                                                           14,085                       258,178
                                                                                              ---------------------
                                                                                                         3,352,748
                                                                                              ---------------------
Computers - Memory Devices (0.30%)
Hutchinson Technology Inc (a)(b)                                              16,903                       391,304
Komag Inc (a)(b)                                                              20,292                       776,169
                                                                                              ---------------------
                                                                                                         1,167,473
                                                                                              ---------------------
Computers - Peripheral Equipment (0.12%)
Synaptics Inc (a)(b)                                                          16,471                       467,118
                                                                                              ---------------------

Computers - Voice Recognition (0.13%)
Talx Corp (a)                                                                 21,077                       512,593
                                                                                              ---------------------

Consulting Services (0.43%)
MAXIMUS Inc                                                                   14,162                       395,261
Watson Wyatt Worldwide Inc                                                    27,893                     1,259,369
                                                                                              ---------------------
                                                                                                         1,654,630
                                                                                              ---------------------
Consumer Products - Miscellaneous (0.58%)
CNS Inc                                                                        9,211                       341,267
Fossil Inc (a)(b)                                                             29,724                       649,172
Playtex Products Inc (b)                                                      36,849                       513,675
Russ Berrie & Co Inc (b)                                                       7,543                       114,352
Spectrum Brands Inc (a)(b)                                                    24,898                       242,009
WD-40 Co                                                                      11,109                       377,595
                                                                                              ---------------------
                                                                                                         2,238,070
                                                                                              ---------------------
Containers - Paper & Plastic (0.05%)
Chesapeake Corp                                                               13,040                       202,250
                                                                                              ---------------------

Data Processing & Management (0.70%)
eFunds Corp (b)                                                               30,638                       759,823
Global Payments Inc                                                           44,616                     1,950,165
                                                                                              ---------------------
                                                                                                         2,709,988
                                                                                              ---------------------
Decision Support Software (0.09%)
SPSS Inc (b)                                                                  12,954                       358,437
                                                                                              ---------------------

Diagnostic Equipment (0.32%)
Immucor Inc (b)                                                               44,492                     1,224,865
                                                                                              ---------------------

Diagnostic Kits (0.66%)
Biosite Inc (a)(b)                                                            11,437                       525,302
Idexx Laboratories Inc (b)                                                    20,482                     1,704,307
Meridian Bioscience Inc (a)                                                   14,086                       324,682
                                                                                              ---------------------
                                                                                                         2,554,291
                                                                                              ---------------------
Direct Marketing (0.16%)
Advo Inc                                                                      20,903                       613,712
                                                                                              ---------------------


Disposable Medical Products (0.18%)
ICU Medical Inc (b)                                                            9,512                       401,882
Merit Medical Systems Inc (a)(b)                                              17,987                       284,374
                                                                                              ---------------------
                                                                                                           686,256
                                                                                              ---------------------
Distribution & Wholesale (1.61%)
Bell Microproducts Inc (a)(b)                                                 19,997                       134,780
Brightpoint Inc (b)                                                           33,167                       401,321
Building Material Holding Corp (a)                                            19,073                       497,042
LKQ Corp (b)                                                                  29,535                       683,440
Owens & Minor Inc                                                             26,425                       832,652
Pool Corp (a)                                                                 34,082                     1,396,680
Scansource Inc (a)(b)                                                         16,918                       531,056
United Stationers Inc (b)                                                     20,156                       962,449
Watsco Inc (a)                                                                16,092                       801,381
                                                                                              ---------------------
                                                                                                         6,240,801
                                                                                              ---------------------
Diversified Manufacturing Operations (1.03%)
Acuity Brands Inc                                                             28,807                     1,427,099
AO Smith Corp                                                                 14,906                       524,095
Barnes Group Inc (a)                                                          25,907                       519,435
EnPro Industries Inc (b)                                                      13,907                       445,024
Griffon Corp (b)                                                              17,205                       423,071
Lydall Inc (b)                                                                10,668                        96,759
Standex International Corp                                                     8,136                       236,920
Tredegar Corp                                                                 18,368                       320,338
                                                                                              ---------------------
                                                                                                         3,992,741
                                                                                              ---------------------
Diversified Minerals (0.10%)
AMCOL International Corp (a)                                                  14,394                       378,706
                                                                                              ---------------------

Diversified Operations & Commercial Services (0.35%)
Chemed Corp (a)                                                               17,265                       612,735
Viad Corp                                                                     14,237                       526,057
Volt Information Sciences Inc (b)                                              5,655                       223,372
                                                                                              ---------------------
                                                                                                         1,362,164
                                                                                              ---------------------
Drug Delivery Systems (0.09%)
Noven Pharmaceuticals Inc (b)                                                 15,641                       347,387
                                                                                              ---------------------

E-Commerce - Products (0.06%)
Stamps.com Inc (b)                                                            13,256                       212,759
                                                                                              ---------------------

E-Commerce - Services (0.04%)
Napster Inc (b)                                                               29,485                       139,759
                                                                                              ---------------------

Electric - Integrated (1.45%)
Allete Inc (a)                                                                19,940                       899,294
Avista Corp                                                                   32,279                       830,861
Central Vermont Public Service Corp                                            6,636                       149,775
CH Energy Group Inc                                                            8,915                       463,758
Cleco Corp                                                                    37,169                       955,243
El Paso Electric Co (b)                                                       31,868                       744,436
Green Mountain Power Corp                                                      3,470                       116,696
UIL Holdings Corp                                                             16,202                       644,030
Unisource Energy Corp                                                         23,125                       822,788
                                                                                              ---------------------
                                                                                                         5,626,881
                                                                                              ---------------------
Electric Products - Miscellaneous (0.13%)
Littelfuse Inc (b)                                                            14,689                       497,370
                                                                                              ---------------------


Electronic Components - Miscellaneous (1.12%)
Bel Fuse Inc                                                                   7,768                       276,696
Benchmark Electronics Inc (b)                                                 42,460                     1,127,313
CTS Corp                                                                      23,610                       333,373
Cubic Corp                                                                    10,192                       213,115
Daktronics Inc (a)                                                            20,801                       493,192
Methode Electronics Inc (a)                                                   24,531                       271,558
Planar Systems Inc (b)                                                        11,212                       135,105
Rogers Corp (b)                                                               11,521                       806,124
Technitrol Inc                                                                26,696                       673,273
                                                                                              ---------------------
                                                                                                         4,329,749
                                                                                              ---------------------
Electronic Components - Semiconductors (0.89%)
Actel Corp (b)                                                                17,131                       280,777
Diodes Inc (a)(b)                                                             12,965                       570,979
DSP Group Inc (b)                                                             19,328                       419,804
Kopin Corp (a)(b)                                                             44,640                       159,365
Microsemi Corp (b)                                                            46,769                       916,672
Skyworks Solutions Inc (a)(b)                                                105,912                       702,196
Supertex Inc (a)(b)                                                            8,999                       399,646
                                                                                              ---------------------
                                                                                                         3,449,439
                                                                                              ---------------------
Electronic Measurement Instruments (1.20%)
Analogic Corp                                                                  9,173                       511,945
Flir Systems Inc (a)(b)                                                       45,137                     1,441,676
Itron Inc (a)(b)                                                              16,765                       912,687
Keithley Instruments Inc                                                       9,248                       125,773
Trimble Navigation Ltd (b)                                                    36,243                     1,675,151
                                                                                              ---------------------
                                                                                                         4,667,232

                                                                                              ---------------------
Electronic Security Devices (0.06%)
LoJack Corp (b)                                                               11,977                       239,061
                                                                                              ---------------------

Electronics - Military (0.06%)
EDO Corp (a)                                                                  10,442                       249,668
                                                                                              ---------------------

E-Marketing & Information (0.18%)
Digitas Inc (a)(b)                                                            60,677                       640,749
MIVA Inc (b)                                                                  18,715                        59,701
                                                                                              ---------------------
                                                                                                           700,450
                                                                                              ---------------------
Energy - Alternate Sources (0.18%)
Headwaters Inc (a)(b)                                                         27,822                       688,595
                                                                                              ---------------------

Engineering - Research & Development Services (1.04%)
EMCOR Group Inc (b)                                                           20,752                     1,227,481
Shaw Group Inc/The (a)(b)                                                     52,884                     1,404,599
URS Corp (b)                                                                  34,146                     1,379,840
                                                                                              ---------------------
                                                                                                         4,011,920
                                                                                              ---------------------
Engines - Internal Combustion (0.22%)
Briggs & Stratton Corp (a)                                                    33,681                       858,529
                                                                                              ---------------------

Enterprise Software & Services (0.72%)
Epicor Software Corp (b)                                                      36,420                       510,973
Hyperion Solutions Corp (b)                                                   37,861                     1,416,002
JDA Software Group Inc (b)                                                    19,199                       282,417
Mantech International Corp (b)                                                11,920                       405,995
Neoware Inc (a)(b)                                                            13,022                       155,873
                                                                                              ---------------------
                                                                                                         2,771,260
                                                                                              ---------------------
Entertainment Software (0.50%)
Take-Two Interactive Software Inc (a)(b)                                      47,712                       667,491
Entertainment Software
THQ Inc (a)(b)                                                                42,299                     1,271,931
                                                                                              ---------------------
                                                                                                         1,939,422
                                                                                              ---------------------
Environmental Consulting & Engineering (0.18%)
Tetra Tech Inc (b)                                                            37,909                       689,186
                                                                                              ---------------------

E-Services - Consulting (0.40%)
Digital Insight Corp (a)(b)                                                   22,267                       685,378
Websense Inc (a)(b)                                                           31,036                       849,456
                                                                                              ---------------------
                                                                                                         1,534,834
                                                                                              ---------------------
Fiduciary Banks (0.17%)
Boston Private Financial Holdings Inc                                         23,953                       662,061
                                                                                              ---------------------

Filtration & Separation Products (0.29%)
Clarcor Inc                                                                   34,175                     1,113,421
                                                                                              ---------------------

Finance - Consumer Loans (0.28%)
Portfolio Recovery Associates (a)(b)                                          10,457                       487,506
World Acceptance Corp (a)(b)                                                  12,177                       608,728
                                                                                              ---------------------
                                                                                                         1,096,234
                                                                                              ---------------------
Finance - Investment Banker & Broker (0.81%)
Investment Technology Group Inc (b)                                           28,519                     1,331,837
LaBranche & Co Inc (a)(b)                                                     34,749                       308,224
Piper Jaffray Cos (b)                                                         13,640                       943,206
SWS Group Inc                                                                 10,519                       292,323
TradeStation Group Inc (b)                                                    16,754                       262,200
                                                                                              ---------------------
                                                                                                         3,137,790
                                                                                              ---------------------
Finance - Leasing Company (0.13%)
Financial Federal Corp (a)                                                    17,862                       491,562
                                                                                              ---------------------

Firearms & Ammunition (0.03%)
Sturm Ruger & Co Inc (a)                                                      14,335                       119,411
                                                                                              ---------------------

Food - Baking (0.24%)
Flowers Foods Inc                                                             34,249                       930,545
                                                                                              ---------------------

Food - Canned (0.13%)
TreeHouse Foods Inc (b)                                                       20,520                       520,387
                                                                                              ---------------------

Food - Miscellaneous/Diversified (1.06%)
American Italian Pasta Co (a)(b)                                              12,123                        90,801
Corn Products International Inc                                               48,355                     1,749,968
Hain Celestial Group Inc (a)(b)                                               25,305                       714,360
J&J Snack Foods Corp                                                           8,983                       300,122
Lance Inc                                                                     20,247                       395,221
Ralcorp Holdings Inc (b)                                                      17,533                       867,007
                                                                                              ---------------------
                                                                                                         4,117,479
                                                                                              ---------------------
Food - Retail (0.09%)
Great Atlantic & Pacific Tea Co (a)                                           12,812                       354,508
                                                                                              ---------------------

Food - Wholesale & Distribution (0.48%)
Nash Finch Co (a)                                                              8,772                       227,633
Performance Food Group Co (b)                                                 22,897                       665,616
United Natural Foods Inc (a)(b)                                               27,764                       968,964
                                                                                              ---------------------
                                                                                                         1,862,213
                                                                                              ---------------------

Footwear & Related Apparel (0.81%)
CROCS Inc (a)(b)                                                              21,904                       867,836
Deckers Outdoor Corp (a)(b)                                                    7,168                       381,123
Skechers U.S.A. Inc (a)(b)                                                    16,298                       487,147
Stride Rite Corp                                                              23,962                       353,440
Wolverine World Wide Inc                                                      36,445                     1,033,580
                                                                                              ---------------------
                                                                                                         3,123,126
                                                                                              ---------------------
Forestry (0.09%)
Deltic Timber Corp                                                             6,690                       340,588
                                                                                              ---------------------

Gambling (Non-Hotel) (0.25%)
Pinnacle Entertainment Inc (b)                                                31,576                       955,490
                                                                                              ---------------------

Garden Products (0.30%)
Toro Co                                                                       26,939                     1,162,687
                                                                                              ---------------------

Gas - Distribution (3.27%)
Atmos Energy Corp                                                             53,661                     1,649,003
Cascade Natural Gas Corp                                                       7,567                       194,775
Energen Corp                                                                  47,673                     2,041,358
Laclede Group Inc/The                                                         14,045                       500,423
New Jersey Resources Corp (a)                                                 18,467                       957,699
Northwest Natural Gas Co                                                      18,117                       749,500
Piedmont Natural Gas Co (a)                                                   49,538                     1,337,526
South Jersey Industries Inc                                                   19,225                       594,629
Southern Union Co                                                             66,327                     1,835,931
Southwest Gas Corp                                                            26,862                       963,809
UGI Corp                                                                      69,325                     1,837,112
                                                                                              ---------------------
                                                                                                        12,661,765
                                                                                              ---------------------
Health Care Cost Containment (0.04%)
Hooper Holmes Inc                                                             43,784                       157,622
                                                                                              ---------------------

Home Furnishings (0.34%)
Bassett Furniture Industries Inc                                               7,755                       128,113
Ethan Allen Interiors Inc                                                     21,731                       774,058
La-Z-Boy Inc (a)                                                              33,920                       415,520
                                                                                              ---------------------
                                                                                                         1,317,691
                                                                                              ---------------------
Hotels & Motels (0.09%)
Marcus Corp                                                                   14,061                       351,384
                                                                                              ---------------------

Housewares (0.08%)
Libbey Inc                                                                     9,367                       107,720
National Presto Industries Inc                                                 3,098                       189,691
                                                                                              ---------------------
                                                                                                           297,411
                                                                                              ---------------------
Human Resources (0.90%)
Administaff Inc                                                               16,026                       552,096
AMN Healthcare Services Inc (b)                                               21,013                       531,419
CDI Corp                                                                       8,551                       202,146
Cross Country Healthcare Inc (b)                                              14,346                       277,739
Gevity HR Inc                                                                 17,455                       394,483
Heidrick & Struggles International Inc (b)                                    11,474                       468,942
Labor Ready Inc (b)                                                           34,701                       607,614
On Assignment Inc (a)(b)                                                      17,234                       195,606
Spherion Corp (b)                                                             37,166                       269,453
                                                                                              ---------------------
                                                                                                         3,499,498
                                                                                              ---------------------
Identification Systems - Development (0.59%)
Brady Corp (a)                                                                34,856                     1,289,672

Identification Systems - Development
Checkpoint Systems Inc (b)                                                    25,801                       469,836
Paxar Corp (a)(b)                                                             27,055                       541,641
                                                                                              ---------------------
                                                                                                         2,301,149
                                                                                              ---------------------
Industrial Audio & Video Products (0.07%)
Sonic Solutions Inc (a)(b)                                                    17,034                       274,929
                                                                                              ---------------------

Industrial Automation & Robots (0.23%)
Cognex Corp                                                                   29,776                       685,741
Gerber Scientific Inc (b)                                                     15,042                       219,764
                                                                                              ---------------------
                                                                                                           905,505
                                                                                              ---------------------
Instruments - Controls (0.43%)
Photon Dynamics Inc (b)                                                       11,216                       133,134
Watts Water Technologies Inc (a)                                              16,539                       615,582
Woodward Governor Co                                                          19,347                       690,881
X-Rite Inc                                                                    18,798                       212,605
                                                                                              ---------------------
                                                                                                         1,652,202
                                                                                              ---------------------
Instruments - Scientific (0.28%)
Dionex Corp (a)(b)                                                            13,148                       715,251
FEI Co (a)(b)                                                                 16,651                       380,642
                                                                                              ---------------------
                                                                                                         1,095,893
                                                                                              ---------------------
Insurance Brokers (0.24%)
Hilb Rogal & Hobbs Co                                                         23,460                       936,523
                                                                                              ---------------------

Internet Application Software (0.28%)
WebEx Communications Inc (a)(b)                                               27,966                     1,075,293
                                                                                              ---------------------

Internet Connectivity Services (0.04%)
PC-Tel Inc (b)                                                                14,588                       156,821
                                                                                              ---------------------

Internet Content - Information & News (0.11%)
Infospace Inc (b)                                                             20,599                       416,306
                                                                                              ---------------------

Internet Security (0.13%)
Blue Coat Systems Inc (a)(b)                                                   9,514                       212,162
Secure Computing Corp (b)                                                     42,220                       303,140
                                                                                              ---------------------
                                                                                                           515,302

                                                                                              ---------------------
Internet Telephony (0.23%)
j2 Global Communications Inc (a)(b)                                           32,674                       896,575
                                                                                              ---------------------

Lasers - Systems & Components (0.58%)
Coherent Inc (a)(b)                                                           20,553                       662,423
Cymer Inc (b)                                                                 25,853                     1,197,770
Electro Scientific Industries Inc (b)                                         19,136                       381,763
                                                                                              ---------------------
                                                                                                         2,241,956
                                                                                              ---------------------
Leisure & Recreation Products (0.29%)
K2 Inc (b)                                                                    30,975                       423,119
Multimedia Games Inc (a)(b)                                                   18,073                       169,705
WMS Industries Inc (a)(b)                                                     15,341                       541,998
                                                                                              ---------------------
                                                                                                         1,134,822

                                                                                              ---------------------
Life & Health Insurance (0.37%)
Delphi Financial Group                                                        28,191                     1,106,497
Presidential Life Corp                                                        14,141                       333,727
                                                                                              ---------------------
                                                                                                         1,440,224
                                                                                              ---------------------
Linen Supply & Related Items (0.17%)
Angelica Corp                                                                  6,249                       130,854
Linen Supply & Related Items
G&K Services Inc                                                              13,989                       533,121
                                                                                              ---------------------
                                                                                                           663,975
                                                                                              ---------------------
Machinery - Construction & Mining (0.60%)
Astec Industries Inc (b)                                                      12,361                       394,192
JLG Industries Inc                                                            69,938                     1,933,786
                                                                                              ---------------------
                                                                                                         2,327,978
                                                                                              ---------------------
Machinery - Electrical (0.42%)
Baldor Electric Co                                                            19,082                       612,150
Regal-Beloit Corp                                                             20,304                     1,004,033
                                                                                              ---------------------
                                                                                                         1,616,183
                                                                                              ---------------------
Machinery - Farm (0.06%)
Lindsay Manufacturing Co (a)                                                   7,592                       249,701
                                                                                              ---------------------

Machinery - General Industry (1.76%)
Albany International Corp                                                     19,126                       642,825
Applied Industrial Technologies Inc                                           24,964                       717,465
Gardner Denver Inc (b)                                                        34,522                     1,173,403
IDEX Corp                                                                     35,160                     1,649,004
Manitowoc Co Inc/The                                                          40,490                     2,222,091
Robbins & Myers Inc                                                           10,948                       421,389
                                                                                              ---------------------
                                                                                                         6,826,177
                                                                                              ---------------------
Medical - Biomedical/Gene (0.59%)
Arqule Inc (b)                                                                18,484                        74,306
Cambrex Corp                                                                  17,656                       413,151
CryoLife Inc (a)(b)                                                           14,693                        87,570
Enzo Biochem Inc (a)(b)                                                       18,028                       257,800
Integra LifeSciences Holdings Corp (b)                                        13,243                       489,064
Regeneron Pharmaceuticals Inc (a)(b)                                          37,467                       751,213
Savient Pharmaceuticals Inc (a)(b)                                            30,381                       231,200
                                                                                              ---------------------
                                                                                                         2,304,304
                                                                                              ---------------------
Medical - Drugs (0.16%)
Bradley Pharmaceuticals Inc (a)(b)                                            11,381                       198,030
Sciele Pharma Inc (a)(b)                                                      19,456                       424,335
                                                                                              ---------------------
                                                                                                           622,365
                                                                                              ---------------------
Medical - Generic Drugs (0.16%)
Alpharma Inc                                                                  28,124                       620,697
                                                                                              ---------------------

Medical - HMO (0.76%)
AMERIGROUP Corp (b)                                                           34,203                     1,024,722
Centene Corp (a)(b)                                                           28,417                       670,357
Sierra Health Services Inc (a)(b)                                             36,962                     1,265,579
                                                                                              ---------------------
                                                                                                         2,960,658
                                                                                              ---------------------
Medical - Hospitals (0.19%)
United Surgical Partners International (a)(b)                                 29,315                       727,598
                                                                                              ---------------------

Medical - Nursing Homes (0.16%)
Genesis HealthCare Corp (a)(b)                                                12,922                       625,812
                                                                                              ---------------------

Medical - Outpatient & Home Medical Care (0.38%)
Amedisys Inc (a)(b)                                                           10,592                       429,717
Amsurg Corp (b)                                                               19,637                       412,770
Gentiva Health Services Inc (b)                                               17,841                       330,951
Odyssey HealthCare Inc (a)(b)                                                 22,586                       299,264
                                                                                              ---------------------
                                                                                                         1,472,702
                                                                                              ---------------------

Medical Information Systems (0.87%)
Cerner Corp (a)(b)                                                            42,448                     2,050,663
Dendrite International Inc (b)                                                28,754                       300,479
Per-Se Technologies Inc (a)(b)                                                21,857                       535,060
Quality Systems Inc. (a)                                                      11,078                       470,150
                                                                                              ---------------------
                                                                                                         3,356,352
                                                                                              ---------------------
Medical Instruments (0.71%)
Arthrocare Corp (a)(b)                                                        17,383                       702,447
Conmed Corp (a)(b)                                                            18,339                       406,942
Datascope Corp                                                                 8,324                       298,582
DJO Inc (b)                                                                   15,087                       606,950
Kensey Nash Corp (a)(b)                                                        7,600                       231,116
Possis Medical Inc (b)                                                        11,306                       123,462
SurModics Inc (a)(b)                                                          10,490                       366,101
                                                                                              ---------------------
                                                                                                         2,735,600
                                                                                              ---------------------
Medical Laser Systems (0.29%)
Biolase Technology Inc (a)(b)                                                 15,522                       100,893
LCA-Vision Inc (a)                                                            13,738                       482,616
Palomar Medical Technologies Inc (a)(b)                                       11,603                       546,385
                                                                                              ---------------------
                                                                                                         1,129,894
                                                                                              ---------------------
Medical Products (1.79%)
American Medical Systems Holdings Inc (a)(b)                                  45,983                       818,957
Cooper Cos Inc/The (a)                                                        29,562                     1,703,658
Cyberonics Inc (a)(b)                                                         14,233                       256,621
Haemonetics Corp/Mass (b)                                                     17,760                       809,856
Invacare Corp (a)                                                             20,963                       457,622
Mentor Corp                                                                   27,312                     1,278,202
Osteotech Inc (b)                                                             11,374                        59,372
PolyMedica Corp                                                               15,211                       632,017
Viasys Healthcare Inc (b)                                                     21,375                       612,394
Vital Signs Inc                                                                5,128                       289,014
                                                                                              ---------------------
                                                                                                         6,917,713
                                                                                              ---------------------
Metal - Aluminum (0.15%)
Century Aluminum Co (a)(b)                                                    15,141                       589,288
                                                                                              ---------------------

Metal - Iron (0.30%)
Cleveland-Cliffs Inc (a)                                                      27,398                     1,158,661
                                                                                              ---------------------

Metal Processors & Fabrication (0.65%)
Kaydon Corp (a)                                                               18,536                       774,805
Mueller Industries Inc                                                        24,298                       891,008
Quanex Corp                                                                   24,310                       814,628
Wolverine Tube Inc (a)(b)                                                      9,911                        28,444
                                                                                              ---------------------
                                                                                                         2,508,885
                                                                                              ---------------------
Metal Products - Distribution (0.11%)
AM Castle & Co                                                                 8,274                       276,683
Lawson Products (a)                                                            2,742                       132,740
                                                                                              ---------------------
                                                                                                           409,423
                                                                                              ---------------------
Miscellaneous Manufacturers (0.32%)
Aptargroup Inc                                                                22,916                     1,258,318
                                                                                              ---------------------

Multi-Line Insurance (0.13%)
United Fire & Casualty Co                                                     13,811                       488,633
                                                                                              ---------------------

Networking Products (0.85%)
Adaptec Inc (b)                                                               76,278                       345,539
Aeroflex Inc (b)                                                              49,450                       534,060
Networking Products
Anixter International Inc (a)(b)                                              22,134                     1,322,728
Black Box Corp                                                                11,627                       518,448
Netgear Inc (b)                                                               21,972                       588,850
                                                                                              ---------------------
                                                                                                         3,309,625

                                                                                              ---------------------
Non-Ferrous Metals (0.35%)
Brush Engineered Materials Inc (a)(b)                                         13,056                       439,465
RTI International Metals Inc (a)(b)                                           15,027                       921,456
                                                                                              ---------------------
                                                                                                         1,360,921

                                                                                              ---------------------
Non-Hazardous Waste Disposal (0.31%)
Waste Connections Inc (a)(b)                                                  29,985                     1,220,090
                                                                                              ---------------------

Office Automation & Equipment (0.19%)
Global Imaging Systems Inc (b)                                                34,108                       742,531
                                                                                              ---------------------

Office Furnishings - Original (0.12%)
Interface Inc (b)                                                             31,328                       455,822
                                                                                              ---------------------

Office Supplies & Forms (0.21%)
John H Harland Co                                                             17,241                       704,985
Standard Register Co/The                                                       8,185                       110,743
                                                                                              ---------------------
                                                                                                           815,728
                                                                                              ---------------------
Oil - Field Services (1.71%)
Helix Energy Solutions Group Inc (a)(b)                                       60,187                     1,944,040
Oceaneering International Inc (b)                                             35,631                     1,282,360
SEACOR Holdings Inc (a)(b)                                                    14,198                     1,270,437
Tetra Technologies Inc (b)                                                    47,245                     1,223,646
W-H Energy Services Inc (b)                                                   19,709                       922,972
                                                                                              ---------------------
                                                                                                         6,643,455
                                                                                              ---------------------
Oil & Gas Drilling (0.21%)
Atwood Oceanics Inc (a)(b)                                                    17,761                       820,558
                                                                                              ---------------------

Oil Company - Exploration & Production (2.42%)
Cabot Oil & Gas Corp                                                          31,739                     1,679,310
Cimarex Energy Co                                                             54,397                     1,959,380
Penn Virginia Corp                                                            12,264                       877,489
Petroleum Development Corp (b)                                                10,562                       487,436
St Mary Land & Exploration Co                                                 36,050                     1,344,305
Stone Energy Corp (b)                                                         18,258                       711,514
Swift Energy Co (a)(b)                                                        19,230                       898,426
Unit Corp (b)                                                                 30,435                     1,411,880
                                                                                              ---------------------
                                                                                                         9,369,740
                                                                                              ---------------------
Oil Field Machinery & Equipment (0.88%)
CARBO Ceramics Inc                                                            13,303                       448,311
Dril-Quip Inc (a)(b)                                                          15,438                       607,948
Hydril (b)                                                                    13,222                       793,981
Lone Star Technologies Inc (b)                                                20,331                       981,581
Lufkin Industries Inc                                                          9,787                       590,548
                                                                                              ---------------------
                                                                                                         3,422,369
                                                                                              ---------------------
Oil Refining & Marketing (0.56%)
Frontier Oil Corp                                                             73,727                     2,167,574
                                                                                              ---------------------

Paper & Related Products (0.50%)
Buckeye Technologies Inc (b)                                                  24,925                       258,971
Caraustar Industries Inc (b)                                                  18,461                       199,932
Neenah Paper Inc                                                               9,717                       357,877
Pope & Talbot Inc (a)                                                         10,746                        58,566
Paper & Related Products
Rock-Tenn Co                                                                  21,050                       434,472
Schweitzer-Mauduit International Inc                                          10,161                       234,313
Wausau Paper Corp                                                             29,494                       399,938
                                                                                              ---------------------
                                                                                                         1,944,069
                                                                                              ---------------------
Physical Therapy & Rehabilitation Centers (0.04%)
RehabCare Group Inc (b)                                                       11,289                       145,177
                                                                                              ---------------------

Physician Practice Management (0.72%)
Healthways Inc (a)(b)                                                         22,747                       963,336
Matria Healthcare Inc (a)(b)                                                  13,962                       393,728
Pediatrix Medical Group Inc (b)                                               31,896                     1,433,087
                                                                                              ---------------------
                                                                                                         2,790,151
                                                                                              ---------------------
Poultry (0.07%)
Sanderson Farms Inc (a)                                                       10,427                       276,628
                                                                                              ---------------------

Power Converter & Supply Equipment (0.18%)
Advanced Energy Industries Inc (b)                                            23,256                       365,585
C&D Technologies Inc (a)                                                      16,844                        83,546
Magnetek Inc (b)                                                              19,145                        91,130
Vicor Corp (a)                                                                12,978                       154,438
                                                                                              ---------------------
                                                                                                           694,699
                                                                                              ---------------------
Printing - Commercial (0.20%)
Bowne & Co Inc                                                                19,636                       306,911
Consolidated Graphics Inc (b)                                                  7,683                       477,652
                                                                                              ---------------------
                                                                                                           784,563
                                                                                              ---------------------
Property & Casualty Insurance (2.02%)
Infinity Property & Casualty Corp                                             13,332                       573,543
LandAmerica Financial Group Inc (a)                                           11,213                       707,428
Philadelphia Consolidated Holding Co (b)                                      37,491                     1,466,648
ProAssurance Corp (b)                                                         21,826                     1,062,926
RLI Corp                                                                      13,495                       731,564
Safety Insurance Group Inc                                                     9,366                       468,394
SCPIE Holdings Inc (b)                                                         6,593                       184,934
Selective Insurance Group                                                     19,185                     1,059,971
Stewart Information Services Corp (a)                                         11,985                       444,164
Zenith National Insurance Corp                                                24,330                     1,131,831
                                                                                              ---------------------
                                                                                                         7,831,403

                                                                                              ---------------------
Publicly Traded Investment Fund (3.05%)
iShares S&P SmallCap 600 Index Fund (a)                                      183,708                    11,812,424
                                                                                              ---------------------

Radio (0.09%)
Radio One Inc - Class D (a)(b)                                                50,635                       343,812
                                                                                              ---------------------

Recreational Vehicles (0.33%)
Arctic Cat Inc                                                                 8,240                       147,578
Polaris Industries Inc (a)                                                    26,633                     1,140,425
                                                                                              ---------------------
                                                                                                         1,288,003
                                                                                              ---------------------
Recycling (0.27%)
Aleris International Inc (a)(b)                                               20,647                     1,063,527
                                                                                              ---------------------

REITS - Apartments (0.78%)
Essex Property Trust Inc                                                      15,218                     2,028,255
Mid-America Apartment Communities Inc                                         15,813                     1,006,497
                                                                                              ---------------------
                                                                                                         3,034,752
                                                                                              ---------------------

REITS - Diversified (1.01%)
Colonial Properties Trust                                                     30,215                     1,522,534
Entertainment Properties Trust                                                17,403                       957,165
Lexington Corporate Properties Trust (a)                                      34,864                       742,603
PS Business Parks Inc                                                         10,499                       691,359
                                                                                              ---------------------
                                                                                                         3,913,661
                                                                                              ---------------------
REITS - Healthcare (0.34%)
LTC Properties Inc                                                            13,495                       365,715
Senior Housing Properties Trust                                               42,037                       963,908
                                                                                              ---------------------
                                                                                                         1,329,623
                                                                                              ---------------------
REITS - Mortgage (0.30%)
New Century Financial Corp (a)                                                29,893                     1,177,186
                                                                                              ---------------------

REITS - Office Property (0.68%)
Glenborough Realty Trust Inc                                                  21,207                       550,958
Kilroy Realty Corp                                                            21,300                     1,604,529
Parkway Properties Inc/Md                                                      9,350                       461,329
                                                                                              ---------------------
                                                                                                         2,616,816
                                                                                              ---------------------
REITS - Shopping Centers (0.35%)
Acadia Realty Trust                                                           20,895                       533,867
Inland Real Estate Corp                                                       44,432                       830,434
                                                                                              ---------------------
                                                                                                         1,364,301
                                                                                              ---------------------
REITS - Single Tenant (0.22%)
National Retail Properties Inc                                                38,229                       859,006
                                                                                              ---------------------

REITS - Storage (0.18%)
Sovran Self Storage Inc (a)                                                   11,886                       701,036
                                                                                              ---------------------

REITS - Warehouse & Industrial (0.21%)
EastGroup Properties Inc (a)                                                  15,432                       821,445
                                                                                              ---------------------

Rental - Auto & Equipment (0.21%)
Aaron Rents Inc                                                               31,944                       794,767
                                                                                              ---------------------

Research & Development (0.27%)
Kendle International Inc (a)(b)                                                8,030                       277,999
Parexel International Corp (b)                                                17,765                       525,844
PharmaNet Development Group Inc (a)(b)                                        12,197                       228,084
                                                                                              ---------------------
                                                                                                         1,031,927
                                                                                              ---------------------
Respiratory Products (0.44%)
Respironics Inc (b)                                                           47,794                     1,688,084
                                                                                              ---------------------

Retail - Apparel & Shoe (2.15%)
Brown Shoe Co Inc                                                             18,817                       733,110
Cato Corp/The                                                                 20,719                       474,258
Childrens Place Retail Stores Inc/The (a)(b)                                  15,343                     1,076,925
Christopher & Banks Corp                                                      24,601                       663,981
Dress Barn Inc (b)                                                            29,976                       651,079
Finish Line                                                                   27,837                       360,768
Genesco Inc (a)(b)                                                            14,999                       563,512
HOT Topic Inc (a)(b)                                                          29,064                       293,837
JOS A Bank Clothiers Inc (a)(b)                                               11,848                       351,767
Men's Wearhouse Inc                                                           34,914                     1,391,323
Stage Stores Inc                                                              17,528                       568,083
Stein Mart Inc                                                                17,788                       291,190

Retail - Apparel & Shoe
Tween Brands Inc (b)                                                          21,581                       902,517
                                                                                              ---------------------
                                                                                                         8,322,350
                                                                                              ---------------------
Retail - Auto Parts (0.13%)
PEP Boys-Manny Moe & Jack                                                     35,717                       506,467
                                                                                              ---------------------

Retail - Automobile (0.37%)
Group 1 Automotive Inc (a)                                                    15,802                       905,612
Sonic Automotive Inc (a)                                                      19,736                       519,057
                                                                                              ---------------------
                                                                                                         1,424,669
                                                                                              ---------------------
Retail - Bedding (0.19%)
Select Comfort Corp (a)(b)                                                    35,323                       755,206
                                                                                              ---------------------

Retail - Computer Equipment (0.18%)
Insight Enterprises Inc (a)(b)                                                31,794                       683,253
                                                                                              ---------------------

Retail - Convenience Store (0.21%)
Casey's General Stores Inc                                                    33,153                       804,623
                                                                                              ---------------------

Retail - Discount (0.17%)
Fred's Inc (a)                                                                26,287                       343,834
Tuesday Morning Corp (a)                                                      19,597                       323,350
                                                                                              ---------------------
                                                                                                           667,184
                                                                                              ---------------------
Retail - Drug Store (0.21%)
Longs Drug Stores Corp                                                        18,755                       807,215
                                                                                              ---------------------

Retail - Fabric Store (0.09%)
Hancock Fabrics Inc /DE (a)(b)                                                12,587                        41,789
Jo-Ann Stores Inc (a)(b)                                                      15,977                       290,781
                                                                                              ---------------------
                                                                                                           332,570
                                                                                              ---------------------
Retail - Gardening Products (0.28%)
Tractor Supply Co (a)(b)                                                      22,642                     1,096,326
                                                                                              ---------------------

Retail - Home Furnishings (0.11%)
Cost Plus Inc (a)(b)                                                          14,511                       173,406
Haverty Furniture Cos Inc (a)                                                 14,890                       235,262
                                                                                              ---------------------
                                                                                                           408,668
                                                                                              ---------------------
Retail - Jewelry (0.24%)
Zale Corp (b)                                                                 31,687                       913,853
                                                                                              ---------------------

Retail - Leisure Products (0.09%)
MarineMax Inc (a)(b)                                                          12,320                       351,243
                                                                                              ---------------------

Retail - Music Store (0.22%)
Guitar Center Inc (a)(b)                                                      19,246                       834,699
                                                                                              ---------------------

Retail - Office Supplies (0.13%)
School Specialty Inc (a)(b)                                                   12,876                       504,224
                                                                                              ---------------------

Retail - Pawn Shops (0.21%)
Cash America International Inc                                                19,474                       804,860
                                                                                              ---------------------

Retail - Petroleum Products (0.21%)
World Fuel Services Corp                                                      18,608                       800,516
                                                                                              ---------------------


Retail - Restaurants (2.56%)
CEC Entertainment Inc (b)                                                     21,892                       754,617
Ihop Corp                                                                     10,430                       544,133
Jack in the Box Inc (b)                                                       23,296                     1,307,139
Landry's Restaurants Inc (a)                                                  11,208                       328,394
Lone Star Steakhouse & Saloon Inc                                             12,185                       332,651
O'Charleys Inc (a)(b)                                                         15,246                       303,243
Panera Bread Co (a)(b)                                                        20,682                     1,278,148
Papa John's International Inc (b)                                             15,746                       577,878
PF Chang's China Bistro Inc (a)(b)                                            17,464                       730,344
Rare Hospitality International Inc (a)(b)                                     22,365                       704,721
Red Robin Gourmet Burgers Inc (a)(b)                                          10,887                       525,189
Ryan's Restaurant Group Inc (b)                                               27,834                       451,189
Sonic Corp (a)(b)                                                             45,712                     1,039,948
Steak N Shake Co/The (a)(b)                                                   18,499                       343,896
Triarc Cos Inc (a)                                                            40,716                       683,622
                                                                                              ---------------------
                                                                                                         9,905,112
                                                                                              ---------------------
Retail - Sporting Goods (0.16%)
Hibbett Sporting Goods Inc (b)                                                21,067                       615,999
                                                                                              ---------------------

Retirement & Aged Care (0.24%)
Sunrise Senior Living Inc (a)(b)                                              29,460                       919,447
                                                                                              ---------------------

Rubber & Plastic Products (0.08%)
Myers Industries Inc                                                          17,727                       321,213
                                                                                              ---------------------

Savings & Loans - Thrifts (1.63%)
Anchor Bancorp Wisconsin Inc                                                  11,969                       347,580
BankAtlantic Bancorp Inc                                                      30,259                       396,393
Bankunited Financial Corp (a)                                                 20,975                       565,696
Brookline Bancorp Inc                                                         40,500                       539,865
Dime Community Bancshares                                                     18,108                       252,606
Downey Financial Corp                                                         12,823                       883,248
Fidelity Bankshares Inc                                                       14,329                       568,575
FirstFed Financial Corp (a)(b)                                                10,922                       674,652
Flagstar Bancorp Inc                                                          25,492                       383,145
Franklin Bank Corp/Houston TX (a)(b)                                          15,405                       311,335
Harbor Florida Bancshares Inc                                                 12,992                       589,966
MAF Bancorp Inc                                                               18,442                       794,666
                                                                                              ---------------------
                                                                                                         6,307,727
                                                                                              ---------------------
Schools (0.08%)
Universal Technical Institute Inc (a)(b)                                      15,193                       303,556
                                                                                              ---------------------

Schools - Day Care (0.17%)
Bright Horizons Family Solutions Inc (b)                                      17,113                       657,481
                                                                                              ---------------------

Seismic Data Collection (0.57%)
Input/Output Inc (a)(b)                                                       45,979                       515,425
Veritas DGC Inc (a)(b)                                                        23,557                     1,696,339
                                                                                              ---------------------
                                                                                                         2,211,764
                                                                                              ---------------------
Semiconductor Component - Integrated Circuits (0.24%)
Exar Corp (b)                                                                 23,696                       307,337
Pericom Semiconductor Corp (b)                                                17,314                       166,388
Standard Microsystems Corp (b)                                                14,528                       447,898
                                                                                              ---------------------
                                                                                                           921,623
                                                                                              ---------------------
Semiconductor Equipment (1.45%)
ATMI Inc (b)                                                                  23,991                       760,275

Semiconductor Equipment
Axcelis Technologies Inc (b)                                                  66,581                       459,409
Brooks Automation Inc (a)(b)                                                  49,556                       703,695
Cabot Microelectronics Corp (b)                                               15,933                       454,887
Cohu Inc                                                                      14,866                       294,050
Kulicke & Soffa Industries Inc (a)(b)                                         37,526                       336,983
Photronics Inc (a)(b)                                                         27,436                       383,830
Rudolph Technologies Inc (b)                                                  16,299                       287,840
Ultratech Inc (a)(b)                                                          15,517                       221,738
Varian Semiconductor Equipment Associates Inc (a)(b)                          36,209                     1,321,266
Veeco Instruments Inc (a)(b)                                                  20,208                       377,688
                                                                                              ---------------------
                                                                                                         5,601,661
                                                                                              ---------------------
Software Tools (0.09%)
Altiris Inc (b)                                                               15,699                       353,384
                                                                                              ---------------------

Steel - Producers (0.93%)
Carpenter Technology Corp                                                     16,784                     1,795,720
Chaparral Steel Co                                                            30,392                     1,264,003
Ryerson Inc (a)                                                               17,210                       414,761
Steel Technologies Inc                                                         7,556                       145,000
                                                                                              ---------------------
                                                                                                         3,619,484
                                                                                              ---------------------
Steel - Specialty (0.03%)
Material Sciences Corp (b)                                                     8,482                       100,766
                                                                                              ---------------------

Steel Pipe & Tube (0.41%)
NS Group Inc (b)                                                              14,894                       973,472
Valmont Industries Inc                                                        11,243                       627,359
                                                                                              ---------------------
                                                                                                         1,600,831
                                                                                              ---------------------
Storage & Warehousing (0.19%)
Mobile Mini Inc (a)(b)                                                        23,290                       749,239
                                                                                              ---------------------

Superconductor Production & Systems (0.18%)
Intermagnetics General Corp (b)                                               25,851                       707,025
                                                                                              ---------------------

Telecommunication Equipment (0.32%)
Applied Signal Technology Inc                                                  7,821                       116,064
Comtech Telecommunications Corp (a)(b)                                        15,010                       535,107
Ditech Networks Inc (b)                                                       21,428                       169,067
Network Equipment Technologies Inc (b)                                        16,517                        93,321
Symmetricom Inc (a)(b)                                                        30,220                       255,963
Tollgrade Communications Inc (b)                                               9,016                        74,021
                                                                                              ---------------------
                                                                                                         1,243,543
                                                                                              ---------------------
Telecommunication Equipment - Fiber Optics (0.18%)
C-COR Inc (a)(b)                                                              31,563                       315,314
Harmonic Inc (b)                                                              49,049                       397,788
                                                                                              ---------------------
                                                                                                           713,102
                                                                                              ---------------------
Telecommunication Services (0.15%)
Commonwealth Telephone Enterprises Inc (a)                                    13,845                       579,552
                                                                                              ---------------------

Telephone - Integrated (0.10%)
General Communication Inc (b)                                                 29,614                       388,240
                                                                                              ---------------------

Therapeutics (0.37%)
Connetics Corp (a)(b)                                                         22,635                       385,700
MGI Pharma Inc (b)                                                            51,637                       982,652

Therapeutics
Theragenics Corp (b)                                                          21,106                        66,273
                                                                                              ---------------------
                                                                                                         1,434,625
                                                                                              ---------------------
Tobacco (0.07%)
Alliance One International Inc                                                57,305                       276,210
                                                                                              ---------------------

Toys (0.10%)
Jakks Pacific Inc (a)(b)                                                      18,125                       393,131
                                                                                              ---------------------

Transactional Software (0.13%)
Open Solutions Inc (b)                                                        13,581                       507,522
                                                                                              ---------------------

Transport - Air Freight (0.18%)
EGL Inc (b)                                                                   20,856                       708,895
                                                                                              ---------------------

Transport - Marine (0.32%)
Kirby Corp (b)                                                                34,855                     1,220,971
                                                                                              ---------------------

Transport - Rail (0.36%)
Kansas City Southern (a)(b)                                                   49,739                     1,412,090
                                                                                              ---------------------

Transport - Services (0.32%)
Bristow Group Inc (a)(b)                                                      15,409                       511,579
HUB Group Inc (b)                                                             27,426                       744,890
                                                                                              ---------------------
                                                                                                         1,256,469
                                                                                              ---------------------
Transport - Truck (1.27%)
Arkansas Best Corp                                                            16,548                       678,137
Forward Air Corp                                                              20,542                       666,999
Heartland Express Inc (a)                                                     38,839                       634,241
Knight Transportation Inc (a)                                                 37,834                       689,336
Landstar System Inc                                                           37,896                     1,759,890
Old Dominion Freight Line (a)(b)                                              18,390                       508,667
                                                                                              ---------------------
                                                                                                         4,937,270
                                                                                              ---------------------
Veterinary Products (0.05%)
PetMed Express Inc (b)                                                        15,878                       198,475
                                                                                              ---------------------

Vitamins & Nutrition Products (0.34%)
NBTY Inc (b)                                                                  37,125                     1,032,818
USANA Health Sciences Inc (a)(b)                                               5,971                       268,217
                                                                                              ---------------------
                                                                                                         1,301,035
                                                                                              ---------------------
Water (0.12%)
American States Water Co                                                      11,168                       469,056
                                                                                              ---------------------

Web Portals (0.15%)
United Online Inc (a)                                                         42,717                       577,534
                                                                                              ---------------------

Wire & Cable Products (0.27%)
Belden CDT Inc (a)                                                            28,570                     1,034,234
                                                                                              ---------------------

Wireless Equipment (0.15%)
Novatel Wireless Inc (a)(b)                                                   19,495                       164,148
Viasat Inc (b)                                                                15,973                       433,507
                                                                                              ---------------------
                                                                                                           597,655
                                                                                              ---------------------
X-Ray Equipment (0.43%)
Hologic Inc (a)(b)                                                            34,657                     1,668,735
                                                                                              ---------------------
TOTAL COMMON STOCKS                                                                        $           387,013,157
                                                                                              ---------------------

                                                                      Principal
                                                                       Amount                        Value
                                                                 -------------------- ------- ---------------------
SHORT TERM INVESTMENTS (0.19%)
Commercial Paper (0.19%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                           756,134                       756,134
                                                                                              ---------------------
TOTAL SHORT TERM INVESTMENTS                                                               $               756,134
                                                                                              ---------------------
MONEY MARKET FUNDS (26.45%)
Money Center Banks (26.45%)
BNY Institutional Cash Reserve Fund (c)                                  102,484,000                   102,484,000
                                                                                              ---------------------
TOTAL MONEY MARKET FUNDS                                                                   $           102,484,000
                                                                                              ---------------------
Total Investments                                                                          $           490,253,291
Liabilities in Excess of Other Assets, Net - (26.51)%                                                (102,726,564)
                                                                                              ---------------------
TOTAL NET ASSETS - 100.00%                                                                 $           387,526,727
                                                                                              =====================
                                                                                              ---------------------

                                                                                              =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            76,966,411
Unrealized Depreciation                                      (23,598,469)
                                                     ---------------------
Net Unrealized Appreciation (Depreciation)                     53,367,942
Cost for federal income tax purposes                          436,885,349


Portfolio Summary (unaudited)
---------------------------------------------------- ---------------------
Sector                                                            Percent
---------------------------------------------------- ---------------------
Financial                                                          42.11%
Industrial                                                         19.17%
Consumer, Cyclical                                                 16.96%
Consumer, Non-cyclical                                             16.34%
Technology                                                          9.34%
Energy                                                              6.88%
Utilities                                                           4.84%
Basic Materials                                                     3.82%
Communications                                                      3.80%
Funds                                                               3.05%
Mortgage Securities                                                 0.20%
Liabilities in Excess of Other Assets, Net                      (-26.51%)
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%
                                                     =====================


Schedule of Investments
October 31, 2006
SmallCap Value Fund
                                                                     Shares
                                                                      Held                         Value
                                                               -------------------- ------- ---------------------
COMMON STOCKS (96.20%)
Advertising Services (0.56%)
inVentiv Health Inc (a)(b)                                                  43,920       $             1,256,112
                                                                                            ---------------------

Aerospace & Defense (0.54%)
Esterline Technologies Corp (b)                                             31,750                     1,196,975
                                                                                            ---------------------

Aerospace & Defense Equipment (1.47%)
BE Aerospace Inc (b)                                                        57,610                     1,456,381
Moog Inc (a)(b)                                                             48,760                     1,818,748
                                                                                            ---------------------
                                                                                                       3,275,129
                                                                                            ---------------------
Airlines (0.56%)
Alaska Air Group Inc (b)                                                    31,400                     1,260,710
                                                                                            ---------------------

Apparel Manufacturers (0.73%)
Phillips-Van Heusen (a)                                                     35,620                     1,629,971
                                                                                            ---------------------

Auto Repair Centers (0.68%)
Monro Muffler Inc                                                           40,100                     1,520,993
                                                                                            ---------------------

Auto/Truck Parts & Equipment - Original (0.53%)
Modine Manufacturing Co                                                     49,650                     1,182,166
                                                                                            ---------------------

Auto/Truck Parts & Equipment - Replacement (0.56%)
Aftermarket Technology Corp (a)(b)                                          66,187                     1,243,654
                                                                                            ---------------------

Building - Heavy Construction (0.32%)
Granite Construction Inc                                                    13,780                       717,938
                                                                                            ---------------------

Building Products - Cement & Aggregate (0.48%)
Texas Industries Inc                                                        17,080                     1,060,668
                                                                                            ---------------------

Building Products - Light Fixtures (0.75%)
Genlyte Group Inc (a)(b)                                                    21,600                     1,668,816
                                                                                            ---------------------

Chemicals - Diversified (0.69%)
FMC Corp                                                                    22,510                     1,543,061
                                                                                            ---------------------

Chemicals - Specialty (2.48%)
Albemarle Corp                                                              25,960                     1,688,179
Arch Chemicals Inc                                                          74,660                     2,498,123
HB Fuller Co                                                                54,410                     1,348,824
                                                                                            ---------------------
                                                                                                       5,535,126
                                                                                            ---------------------
Circuit Boards (0.73%)
Park Electrochemical Corp                                                   53,180                     1,633,690
                                                                                            ---------------------

Commercial Banks (15.88%)
Alabama National Bancorporation                                             30,740                     2,085,709
Bancfirst Corp                                                              65,920                     3,279,520
City Holding Co                                                             58,384                     2,288,653
Columbia Banking System Inc                                                 83,217                     2,636,314

Commercial Banks
Community Bancorp/NV (a)(b)                                                 27,360                       793,714
Community Trust Bancorp Inc                                                 73,801                     2,832,482
First State Bancorporation/NM                                              107,091                     2,667,637
Greene County Bancshares Inc (a)                                            63,351                     2,388,333
Hancock Holding Co (a)                                                      39,100                     2,005,830
Hanmi Financial Corp                                                       114,870                     2,454,772
IBERIABANK Corp                                                             12,510                       736,088
Placer Sierra Bancshares                                                    38,210                       906,341
Sterling Bancshares Inc/TX                                                 114,120                     2,089,537
Sterling Financial Corp/WA                                                  75,565                     2,513,292
Taylor Capital Group Inc                                                    50,942                     1,775,329
Trico Bancshares                                                            95,530                     2,483,780
United Community Banks Inc/GA (a)                                           47,120                     1,481,453
                                                                                            ---------------------
                                                                                                      35,418,784
                                                                                            ---------------------
Commercial Services (0.52%)
ICT Group Inc (a)(b)                                                        36,700                     1,163,390
                                                                                            ---------------------

Computer Services (0.68%)
Syntel Inc (a)                                                              60,610                     1,518,281
                                                                                            ---------------------

Computers - Integrated Systems (0.51%)
Radisys Corp (a)(b)                                                         62,597                     1,147,403
                                                                                            ---------------------

Computers - Memory Devices (0.65%)
Imation Corp                                                                31,490                     1,441,297
                                                                                            ---------------------

Computers - Voice Recognition (0.61%)
Talx Corp (a)                                                               55,720                     1,355,110
                                                                                            ---------------------

Consumer Products - Miscellaneous (0.67%)
Central Garden and Pet Co (b)                                               29,990                     1,498,600
                                                                                            ---------------------

Containers - Metal & Glass (0.70%)
Silgan Holdings Inc (a)                                                     37,930                     1,569,164
                                                                                            ---------------------

Decision Support Software (0.66%)
SPSS Inc (b)                                                                53,360                     1,476,471
                                                                                            ---------------------

Distribution & Wholesale (1.02%)
Central European Distribution Corp (a)(b)                                   50,490                     1,281,436
Watsco Inc (a)                                                              20,170                     1,004,466
                                                                                            ---------------------
                                                                                                       2,285,902
                                                                                            ---------------------
Diversified Manufacturing Operations (1.01%)
Actuant Corp (a)                                                            27,170                     1,394,908
AO Smith Corp                                                               24,260                       852,981
                                                                                            ---------------------
                                                                                                       2,247,889
                                                                                            ---------------------
Electric - Integrated (2.59%)
Idacorp Inc                                                                 54,350                     2,143,021
UIL Holdings Corp (a)                                                       51,350                     2,041,163
WPS Resources Corp (a)                                                      29,850                     1,588,318
                                                                                            ---------------------
                                                                                                       5,772,502
                                                                                            ---------------------
Electronic Components - Miscellaneous (1.01%)
Benchmark Electronics Inc (b)                                               49,325                     1,309,579
Plexus Corp (a)(b)                                                          43,440                       952,205
                                                                                            ---------------------
                                                                                                       2,261,784
                                                                                            ---------------------

Electronic Measurement Instruments (0.66%)
Tektronix Inc                                                               48,310                     1,467,175
                                                                                            ---------------------

Enterprise Software & Services (2.43%)
Hyperion Solutions Corp (b)                                                 38,175                     1,427,745
Lawson Software Inc (a)(b)                                                 140,040                     1,067,105
Mantech International Corp (b)                                              42,817                     1,458,347
SYNNEX Corp (b)                                                             65,640                     1,473,618
                                                                                            ---------------------
                                                                                                       5,426,815
                                                                                            ---------------------
E-Services - Consulting (0.38%)
WebSideStory Inc (a)(b)                                                     65,620                       856,341
                                                                                            ---------------------

Finance - Credit Card (1.24%)
Advanta Corp - B Shares (a)                                                 70,640                     2,771,914
                                                                                            ---------------------

Food - Miscellaneous/Diversified (0.58%)
Ralcorp Holdings Inc (b)                                                    25,970                     1,284,217
                                                                                            ---------------------

Footwear & Related Apparel (0.58%)
Steven Madden Ltd (a)                                                       29,845                     1,287,513
                                                                                            ---------------------

Gambling (Non-Hotel) (0.68%)
Pinnacle Entertainment Inc (b)                                              49,940                     1,511,184
                                                                                            ---------------------

Gas - Distribution (1.61%)
Atmos Energy Corp                                                           68,380                     2,101,317
Southwest Gas Corp                                                          41,620                     1,493,326
                                                                                            ---------------------
                                                                                                       3,594,643
                                                                                            ---------------------
Golf (0.44%)
Callaway Golf Co                                                            72,990                       980,256
                                                                                            ---------------------

Human Resources (1.42%)
Korn/Ferry International (a)(b)                                             79,720                     1,762,609
MPS Group Inc (b)                                                           91,770                     1,399,493
                                                                                            ---------------------
                                                                                                       3,162,102
                                                                                            ---------------------
Instruments - Controls (0.34%)
Mettler Toledo International Inc (b)                                        10,960                       752,404
                                                                                            ---------------------

Leisure & Recreation Products (0.77%)
WMS Industries Inc (a)(b)                                                   48,480                     1,712,798
                                                                                            ---------------------

Machinery - Electrical (0.71%)
Regal-Beloit Corp (a)                                                       31,850                     1,574,983
                                                                                            ---------------------

Machinery - General Industry (1.07%)
Gardner Denver Inc (b)                                                      36,224                     1,231,254
Manitowoc Co Inc/The                                                        21,190                     1,162,907
                                                                                            ---------------------
                                                                                                       2,394,161
                                                                                            ---------------------
Medical - Biomedical/Gene (0.58%)
PDL BioPharma Inc (a)(b)                                                    61,580                     1,301,185
                                                                                            ---------------------

Medical - Drugs (0.41%)
Adams Respiratory Therapeutics Inc (a)(b)                                   21,040                       906,824
                                                                                            ---------------------


Medical Instruments (0.39%)
Symmetry Medical Inc (a)(b)                                                 55,570                       866,892
                                                                                            ---------------------

Medical Products (1.05%)
Haemonetics Corp/Mass (b)                                                   28,970                     1,321,032
Syneron Medical Ltd (a)(b)                                                  39,440                     1,014,791
                                                                                            ---------------------
                                                                                                       2,335,823
                                                                                            ---------------------
Multimedia (0.56%)
Journal Communications Inc                                                 106,540                     1,246,518
                                                                                            ---------------------

Networking Products (0.73%)
Polycom Inc (a)(b)                                                          59,870                     1,640,438
                                                                                            ---------------------

Non-Ferrous Metals (0.72%)
RTI International Metals Inc (a)(b)                                         26,330                     1,614,556
                                                                                            ---------------------

Office Supplies & Forms (0.81%)
Ennis Inc (a)                                                               78,810                     1,810,266
                                                                                            ---------------------

Oil - Field Services (2.17%)
Global Industries Ltd (b)                                                   79,970                     1,327,502
Hornbeck Offshore Services Inc (a)(b)                                       33,290                     1,201,436
Oil States International Inc (b)                                            33,780                       980,971
W-H Energy Services Inc (b)                                                 28,230                     1,322,011
                                                                                            ---------------------
                                                                                                       4,831,920
                                                                                            ---------------------
Oil & Gas Drilling (0.32%)
Todco (b)                                                                   20,730                       707,515
                                                                                            ---------------------

Oil Company - Exploration & Production (1.63%)
Berry Petroleum Co (a)                                                      39,310                     1,173,403
St Mary Land & Exploration Co                                               31,900                     1,189,551
Whiting Petroleum Corp (a)(b)                                               28,780                     1,283,876
                                                                                            ---------------------
                                                                                                       3,646,830
                                                                                            ---------------------
Paper & Related Products (0.38%)
Glatfelter                                                                  58,280                       853,219
                                                                                            ---------------------

Physician Practice Management (0.46%)
Pediatrix Medical Group Inc (b)                                             22,980                     1,032,491
                                                                                            ---------------------

Poultry (0.28%)
Pilgrim's Pride Corp (a)                                                    24,830                       620,253
                                                                                            ---------------------

Printing - Commercial (0.55%)
Consolidated Graphics Inc (b)                                               19,729                     1,226,552
                                                                                            ---------------------

Private Corrections (0.63%)
Geo Group Inc/The (a)(b)                                                    36,770                     1,397,260
                                                                                            ---------------------

Property & Casualty Insurance (4.75%)
American Physicians Capital Inc (b)                                         56,370                     3,084,003
Argonaut Group Inc (a)(b)                                                   50,870                     1,730,089
CRM Holdings Ltd (b)                                                        60,070                       533,422
Darwin Professional Underwriters Inc (a)(b)                                 66,345                     1,492,762
United America Indemnity Ltd (b)                                            67,320                     1,545,667
Zenith National Insurance Corp                                              47,550                     2,212,026
                                                                                            ---------------------
                                                                                                      10,597,969
                                                                                            ---------------------

Publishing - Periodicals (0.49%)
Playboy Enterprises Inc (a)(b)                                             102,110                     1,083,387
                                                                                            ---------------------

Recreational Centers (0.57%)
Life Time Fitness Inc (a)(b)                                                24,730                     1,274,337
                                                                                            ---------------------

REITS - Diversified (1.22%)
Entertainment Properties Trust (a)                                          49,373                     2,715,515
                                                                                            ---------------------

REITS - Hotels (1.72%)
LaSalle Hotel Properties                                                    34,200                     1,444,950
Winston Hotels Inc (a)                                                     196,880                     2,382,248
                                                                                            ---------------------
                                                                                                       3,827,198
                                                                                            ---------------------
REITS - Mortgage (3.46%)
Arbor Realty Trust Inc                                                      95,740                     2,661,572
Deerfield Triarc Capital Corp                                              193,360                     2,873,330
Gramercy Capital Corp/New York                                              78,440                     2,188,476
                                                                                            ---------------------
                                                                                                       7,723,378
                                                                                            ---------------------
REITS - Office Property (0.59%)
Alexandria Real Estate Equities Inc                                         13,290                     1,325,013
                                                                                            ---------------------

REITS - Shopping Centers (2.08%)
Inland Real Estate Corp                                                    130,270                     2,434,746
Urstadt Biddle Properties Inc (a)                                          115,230                     2,204,350
                                                                                            ---------------------
                                                                                                       4,639,096
                                                                                            ---------------------
REITS - Single Tenant (0.80%)
Agree Realty Corp                                                           50,630                     1,775,088
                                                                                            ---------------------

Rental - Auto & Equipment (0.50%)
Dollar Thrifty Automotive Group (a)(b)                                      27,630                     1,109,621
                                                                                            ---------------------

Resorts & Theme Parks (0.57%)
Vail Resorts Inc (a)(b)                                                     32,940                     1,273,131
                                                                                            ---------------------

Retail - Apparel & Shoe (2.45%)
Charlotte Russe Holding Inc (b)                                             50,390                     1,393,284
Childrens Place Retail Stores Inc/The (a)(b)                                17,960                     1,260,612
Stage Stores Inc                                                            38,725                     1,255,077
Tween Brands Inc (b)                                                        36,980                     1,546,504
                                                                                            ---------------------
                                                                                                       5,455,477
                                                                                            ---------------------
Retail - Convenience Store (0.64%)
Pantry Inc/The (a)(b)                                                       26,320                     1,436,546
                                                                                            ---------------------

Retail - Petroleum Products (0.58%)
World Fuel Services Corp (a)                                                30,220                     1,300,064
                                                                                            ---------------------

Retail - Restaurants (2.37%)
Buffalo Wild Wings Inc (a)(b)                                               18,680                       965,756
CKE Restaurants Inc                                                         41,370                       808,370
Landry's Restaurants Inc (a)                                                26,960                       789,928
Morton's Restaurant Group Inc (b)                                           73,189                     1,184,930
Rare Hospitality International Inc (a)(b)                                   48,657                     1,533,182
                                                                                            ---------------------
                                                                                                       5,282,166
                                                                                            ---------------------
Retail - Sporting Goods (0.42%)
Hibbett Sporting Goods Inc (a)(b)                                           32,110                       938,896
                                                                                            ---------------------


Savings & Loans - Thrifts (2.28%)
PFF Bancorp Inc (a)                                                         71,920                     2,230,239
WSFS Financial Corp                                                         44,462                     2,865,131
                                                                                            ---------------------
                                                                                                       5,095,370
                                                                                            ---------------------
Semiconductor Component - Integrated Circuits (1.13%)
Cirrus Logic Inc (b)                                                       179,940                     1,270,376
Emulex Corp (b)                                                             66,540                     1,250,952
                                                                                            ---------------------
                                                                                                       2,521,328
                                                                                            ---------------------
Semiconductor Equipment (1.11%)
Entegris Inc (a)(b)                                                        137,740                     1,544,065
Veeco Instruments Inc (a)(b)                                                49,820                       931,136
                                                                                            ---------------------
                                                                                                       2,475,201
                                                                                            ---------------------
Steel - Producers (1.09%)
Carpenter Technology Corp                                                   10,620                     1,136,234
Chaparral Steel Co                                                          31,420                     1,306,758
                                                                                            ---------------------
                                                                                                       2,442,992
                                                                                            ---------------------
Steel - Specialty (0.60%)
Oregon Steel Mills Inc (b)                                                  24,640                     1,340,416
                                                                                            ---------------------

Telecommunication Equipment (1.68%)
Arris Group Inc (b)                                                        101,040                     1,353,936
CommScope Inc (a)(b)                                                        43,850                     1,399,253
Comtech Telecommunications Corp (a)(b)                                      27,895                       994,457
                                                                                            ---------------------
                                                                                                       3,747,646
                                                                                            ---------------------
Telecommunication Services (0.46%)
Iowa Telecommunications Services Inc (a)                                    51,401                     1,024,936
                                                                                            ---------------------

Transport - Marine (0.69%)
American Commercial Lines Inc (a)(b)                                        24,030                     1,541,525
                                                                                            ---------------------

Transport - Services (0.82%)
HUB Group Inc (a)(b)                                                        67,140                     1,823,522
                                                                                            ---------------------

Transport - Truck (0.45%)
Old Dominion Freight Line (a)(b)                                            36,010                       996,037
                                                                                            ---------------------

Wire & Cable Products (0.51%)
General Cable Corp (b)                                                      30,134                     1,133,038
                                                                                            ---------------------
TOTAL COMMON STOCKS                                                                      $           214,595,527
                                                                                            ---------------------
                                                                    Principal
                                                                     Amount                        Value
                                                               -------------------- ------- ---------------------
SHORT TERM INVESTMENTS (3.64%)
Commercial Paper (3.64%)
Investment in Joint Trading Account; HSBC Funding
5.30%, 11/ 1/2006                                                        8,125,734                     8,125,734
                                                                                            ---------------------
TOTAL SHORT TERM INVESTMENTS                                                             $             8,125,734
                                                                                            ---------------------
MONEY MARKET FUNDS (19.52%)
Money Center Banks (19.52%)
BNY Institutional Cash Reserve Fund (c)                                 43,545,000                    43,545,000
                                                                                            ---------------------
TOTAL MONEY MARKET FUNDS                                                                 $            43,545,000
                                                                                            ---------------------
Total Investments                                                                        $           266,266,261
Liabilities in Excess of Other Assets, Net - (19.36)%                                               (43,180,014)
                                                                                            ---------------------
TOTAL NET ASSETS - 100.00%                                                               $           223,086,247
                                                                                            =====================
                                                                                            ---------------------

                                                                                            =====================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            24,998,326
Unrealized Depreciation                                      (3,864,994)
                                                    ---------------------
Net Unrealized Appreciation (Depreciation)                    21,133,332
Cost for federal income tax purposes                         245,132,929


Portfolio Summary (unaudited)
------------------------------------------- ------- ---------------------
Sector                                                           Percent
------------------------------------------- ------- ---------------------
Financial                                                         57.18%
Consumer, Cyclical                                                13.47%
Industrial                                                        12.24%
Consumer, Non-cyclical                                             9.52%
Technology                                                         7.78%
Basic Materials                                                    5.98%
Communications                                                     4.87%
Utilities                                                          4.20%
Energy                                                             4.12%
Liabilities in Excess of Other Assets, Net                     (-19.36%)
                                                    ---------------------
TOTAL NET ASSETS                                                 100.00%
                                                    =====================


Schedule of Investments
October 31, 2006
Ultra Short Bond Fund
                                                                         Principal
                                                                          Amount                        Value
                                                                    -------------------- ------- ---------------------
BONDS (82.89%)
Agricultural Chemicals (0.18%)
Mosaic Global Holdings Inc
11.25%, 6/ 1/2011                                                               500,000       $               528,125
                                                                                                 ---------------------

Appliances (0.09%)
Whirlpool Corp
5.89%, 6/15/2009 (a)                                                            250,000                       250,513
                                                                                                 ---------------------

Asset Backed Securities (7.62%)
Ameriquest Mortgage Securities Inc
6.02%, 7/25/2035 (a)                                                          1,000,000                     1,010,367
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026                                                              1,370,692                     1,346,868
CNH Wholesale Master Note Trust
5.72%, 6/15/2011 (a)                                                            336,000                       336,632
Countrywide Asset-Backed Certificates
3.84%, 10/25/2030 (a)                                                           335,380                       333,200
6.07%, 12/25/2032 (a)                                                           450,000                       450,309
6.24%, 12/25/2032 (a)                                                         2,651,256                     2,654,944
6.77%, 5/25/2033 (a)                                                          1,000,000                     1,003,699
5.59%, 10/25/2034 (a)                                                            20,172                        20,176
6.32%, 6/25/2035 (a)                                                          1,000,000                     1,008,240
5.97%, 11/25/2035 (a)                                                         1,000,000                     1,007,734
5.98%, 12/25/2035 (a)                                                           875,000                       880,837
Encore Credit Receivables NIM Trust
4.50%, 1/25/2036 (b)                                                            697,755                       694,368
First Franklin Mortgage Loan Asset Backed Certificates
6.00%, 3/25/2034 (b)                                                          1,250,000                     1,235,854
Lehman XS Trust
5.56%, 11/25/2035 (a)                                                           878,275                       874,659
5.69%, 5/25/2046 (a)(c)                                                       1,500,000                     1,499,297
5.85%, 5/25/2046 (a)(c)                                                       1,415,000                     1,412,789
6.22%, 6/25/2046 (c)                                                          2,002,735                     2,001,483
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)                                                      1,654,839                     1,654,839
Long Beach Mortgage Loan Trust
5.82%, 2/25/2035 (a)                                                          1,000,000                     1,006,925
Nomura Asset Acceptance Corp
5.54%, 1/25/2036 (a)(b)                                                       1,409,739                     1,410,262
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)                                                            214,812                       212,663
4.75%, 7/27/2035 (b)                                                             53,424                        53,287
                                                                                                 ---------------------
                                                                                                           22,109,432
                                                                                                 ---------------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
4.13%, 3/ 7/2007                                                                 80,000                        79,637
5.82%, 3/13/2009 (a)                                                          1,500,000                     1,500,972
                                                                                                 ---------------------
                                                                                                            1,580,609
                                                                                                 ---------------------
Automobile Sequential (0.08%)
Carss Finance LP
6.27%, 1/15/2011 (a)(b)                                                         189,932                       191,243

Automobile Sequential
Triad Auto Receivables Owner Trust
3.79%, 1/12/2009                                                                 55,694                        55,635
                                                                                                 ---------------------
                                                                                                              246,878
                                                                                                 ---------------------
Beverages - Non-Alcoholic (0.04%)
Coca-Cola Femsa SA de CV
8.95%, 11/ 1/2006                                                               125,000                       125,000
                                                                                                 ---------------------

Beverages - Wine & Spirits (0.34%)
Diageo Finance BV
5.49%, 3/30/2009 (a)                                                          1,000,000                     1,000,754
                                                                                                 ---------------------

Brewery (0.09%)
SABMiller PLC
5.67%, 7/ 1/2009 (a)(b)                                                         250,000                       250,117
                                                                                                 ---------------------

Broadcasting Services & Programming (0.09%)
Clear Channel Communications Inc
6.00%, 11/ 1/2006                                                               250,000                       250,000
                                                                                                 ---------------------

Building - Residential & Commercial (0.31%)
DR Horton Inc
8.50%, 4/15/2012                                                                500,000                       524,040
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                              250,000                       259,375
KB Home
9.50%, 2/15/2011                                                                100,000                       103,500
                                                                                                 ---------------------
                                                                                                              886,915
                                                                                                 ---------------------
Cable TV (0.09%)
COX Communications Inc
5.94%, 12/14/2007 (a)                                                           250,000                       251,155
                                                                                                 ---------------------

Casino Hotels (0.38%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                                               220,000                       220,179
9.38%, 2/15/2007                                                                475,000                       478,563
MGM Mirage
9.75%, 6/ 1/2007                                                                400,000                       408,000
                                                                                                 ---------------------
                                                                                                            1,106,742
                                                                                                 ---------------------
Cellular Telecommunications (0.65%)
America Movil SA de CV
6.01%, 4/27/2007 (a)                                                            350,000                       350,770
Rogers Wireless Inc
8.52%, 12/15/2010 (a)                                                           500,000                       510,625
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                                25,000                        24,995
Vodafone Group PLC
5.73%, 6/15/2011 (a)                                                          1,000,000                       999,801
                                                                                                 ---------------------
                                                                                                            1,886,191
                                                                                                 ---------------------
Chemicals - Diversified (0.24%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                               650,000                       695,500
                                                                                                 ---------------------

Chemicals - Plastics (0.14%)
BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC
11.89%, 7/15/2010 (a)(b)                                                        400,000                       408,000
                                                                                                 ---------------------

Commercial Banks (0.54%)
Glitnir Banki HF
5.53%, 10/15/2008 (a)(b)                                                        250,000                       249,378
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)                                                           750,000                       780,560
VTB Capital SA for Vneshtorgbank
6.14%, 9/21/2007 (a)(b)                                                         135,000                       135,270
5.97%, 8/ 1/2008 (b)                                                            400,000                       400,120
                                                                                                 ---------------------
                                                                                                            1,565,328
                                                                                                 ---------------------
Commercial Services (0.09%)
Aramark Services Inc
7.00%, 5/ 1/2007                                                                250,000                       251,089
                                                                                                 ---------------------

Computer Services (0.03%)
Sungard Data Systems Inc
3.75%, 1/15/2009 (d)                                                            100,000                        93,250
                                                                                                 ---------------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
6.23%, 10/ 1/2009                                                               500,000                       500,000
                                                                                                 ---------------------

Containers - Metal & Glass (0.10%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                286,000                       293,150
                                                                                                 ---------------------

Credit Card Asset Backed Securities (0.84%)
Citibank Credit Card Issuance Trust
6.53%, 12/15/2009 (a)                                                         1,915,000                     1,933,101
Discover Card Master Trust I
5.56%, 5/15/2012 (a)                                                            500,000                       502,467
                                                                                                 ---------------------
                                                                                                            2,435,568
                                                                                                 ---------------------
Diversified Financial Services (0.41%)
Citicorp Capital II
8.02%, 2/15/2027                                                                750,000                       783,088
Citigroup Capital II
7.75%, 12/ 1/2036                                                               400,000                       413,727
                                                                                                 ---------------------
                                                                                                            1,196,815
                                                                                                 ---------------------
Electric - Generation (0.03%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                               72,500                        78,209
                                                                                                 ---------------------

Electric - Integrated (1.92%)
Appalachian Power Co
5.70%, 6/29/2007 (a)                                                            375,000                       375,506
Commonwealth Edison Co
7.63%, 1/15/2007                                                              1,110,000                     1,113,383
DTE Energy Co
5.63%, 8/16/2007                                                                310,000                       310,312
Enersis SA/Cayman Island
6.90%, 12/ 1/2006                                                               950,000                       950,133
Entergy Gulf States Inc
6.14%, 12/ 8/2008 (a)(b)                                                        200,000                       200,379
5.80%, 12/ 1/2009 (a)                                                           405,000                       403,931
FPL Group Capital Inc
4.09%, 2/16/2007                                                                160,000                       159,430
Georgia Power Co
5.61%, 2/17/2009 (a)                                                            250,000                       250,803

Electric - Integrated
Nisource Finance Corp
3.20%, 11/ 1/2006                                                             1,000,000                     1,000,000
TECO Energy Inc
6.13%, 5/ 1/2007                                                                500,000                       500,000
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                                300,000                       301,894
                                                                                                 ---------------------
                                                                                                            5,565,771
                                                                                                 ---------------------
Electronic Components - Miscellaneous (0.09%)
Solectron Corp
7.97%, 11/15/2006                                                               250,000                       251,250
                                                                                                 ---------------------

Electronic Components - Semiconductors (0.10%)
Hynix Semiconductor Manufacturing America Inc
8.63%, 5/15/2007 (b)                                                            300,000                       302,734
                                                                                                 ---------------------

Engines - Internal Combustion (0.16%)
Cummins Inc
9.50%, 12/ 1/2010                                                               435,000                       456,673
                                                                                                 ---------------------

Finance - Auto Loans (0.12%)
GMAC LLC
6.27%, 1/16/2007 (a)                                                            350,000                       349,951
                                                                                                 ---------------------

Finance - Consumer Loans (0.93%)
HSBC Finance Corp
5.70%, 11/16/2009 (a)                                                         1,500,000                     1,507,872
SLM Corp
5.54%, 7/26/2010 (a)(d)                                                       1,200,000                     1,200,041
                                                                                                 ---------------------
                                                                                                            2,707,913

                                                                                                 ---------------------
Finance - Investment Banker & Broker (1.90%)
Bear Stearns Cos Inc/The
5.66%, 9/ 9/2009 (a)                                                          1,000,000                     1,004,489
Credit Suisse USA Inc
5.52%, 12/ 9/2008 (a)                                                           750,000                       751,217
Goldman Sachs Group Inc
5.59%, 3/ 2/2010 (a)(d)                                                       1,250,000                     1,252,259
JPMorgan Chase & Co
5.57%, 3/ 9/2009 (a)                                                            500,000                       501,700
Lehman Brothers Holdings Inc
5.70%, 11/10/2009 (a)                                                           250,000                       251,031
Morgan Stanley
5.65%, 1/15/2010 (a)                                                          1,750,000                     1,758,741
                                                                                                 ---------------------
                                                                                                            5,519,437
                                                                                                 ---------------------
Finance - Leasing Company (0.62%)
Case Credit Corp
6.75%, 10/21/2007                                                               551,000                       553,755
International Lease Finance Corp
5.71%, 4/20/2009 (a)                                                            750,000                       753,126
5.77%, 1/15/2010 (a)                                                            500,000                       503,546
                                                                                                 ---------------------
                                                                                                            1,810,427
                                                                                                 ---------------------
Finance - Mortgage Loan/Banker (0.96%)
Countrywide Financial Corp
5.66%, 12/19/2008 (a)                                                           210,000                       210,524
Countrywide Home Loans Inc
5.67%, 11/16/2007 (a)                                                           500,000                       501,173

Finance - Mortgage Loan/Banker
Fannie Mae Grantor Trust
4.91%, 9/26/2033 (a)                                                          1,341,075                     1,331,280
Residential Capital Corp
6.74%, 6/29/2007 (a)(d)                                                         750,000                       754,190
                                                                                                 ---------------------
                                                                                                            2,797,167
                                                                                                 ---------------------
Finance - Other Services (0.09%)
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                                                250,000                       250,000
                                                                                                 ---------------------

Food - Miscellaneous/Diversified (0.12%)
Corn Products International Inc
8.25%, 7/15/2007                                                                330,000                       334,923
                                                                                                 ---------------------

Food - Retail (0.58%)
Kroger Co/The
7.65%, 4/15/2007                                                              1,050,000                     1,059,817
Safeway Inc
5.72%, 3/27/2009 (a)                                                            625,000                       625,556
                                                                                                 ---------------------
                                                                                                            1,685,373
                                                                                                 ---------------------
Gas - Distribution (0.29%)
Sempra Energy
5.86%, 5/21/2008 (a)                                                            350,000                       350,521
Southern California Gas Co
5.57%, 12/ 1/2009 (a)                                                           500,000                       500,949
                                                                                                 ---------------------
                                                                                                              851,470
                                                                                                 ---------------------
Home Equity - Other (3.93%)
Adjustable Rate Mortage NIM Trust
6.50%, 4/27/2036 (b)(c)                                                       1,350,739                     1,339,663
Asset Backed Funding Corp NIM Trust
5.90%, 2/26/2007 (b)                                                             86,240                        86,131
Bear Stearns Asset Backed Securities NIM
5.50%, 12/25/2035 (b)                                                           210,084                       209,657
Citifinancial Mortgage Securities Inc
3.22%, 10/25/2033 (a)                                                           276,786                       273,820
Countrywide Asset-Backed Certificates
4.43%, 5/25/2032 (a)                                                            440,971                       437,271
First NLC Trust
6.07%, 9/25/2035 (a)                                                          1,000,000                     1,016,595
GSAA Trust
5.69%, 4/25/2034                                                              2,000,000                     1,994,766
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)                                                         948,639                       949,825
MASTR ABS NIM Trust
4.75%, 5/26/2035 (b)                                                            130,552                       129,733
Mastr Asset Backed Securities Trust
5.97%, 10/25/2035 (a)                                                           475,000                       477,887
New Century Home Equity Loan Trust
6.02%, 7/25/2035 (a)                                                          1,000,000                     1,004,654
New Century Mortgage Corp NIM Trust
4.70%, 11/25/2006 (b)                                                            40,121                        40,086
Option One Mortgage Loan Trust
5.99%, 8/25/2035 (a)                                                          1,000,000                     1,009,956
Residential Asset Securities Corp
4.03%, 4/25/2030                                                                415,311                       410,340
6.00%, 4/25/2035 (a)                                                          1,000,000                     1,005,688
6.07%, 7/25/2035 (a)                                                          1,000,000                     1,009,035
                                                                                                 ---------------------
                                                                                                           11,395,107
                                                                                                 ---------------------

                                                                                                 ---------------------
Home Equity - Sequential (0.94%)
Argent Securities Inc
4.60%, 1/25/2034 (a)                                                            647,871                       643,419
Merrill Lynch Mortgage Investors Inc
4.50%, 1/25/2035 (b)                                                          1,669,936                     1,636,215
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                               454,899                       451,876
                                                                                                 ---------------------
                                                                                                            2,731,510
                                                                                                 ---------------------
Hotels & Motels (0.16%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                                450,000                       452,812
                                                                                                 ---------------------

Industrial Automation & Robots (0.09%)
Intermec Inc
7.00%, 3/15/2008                                                                250,000                       251,250
                                                                                                 ---------------------

Insurance Brokers (0.47%)
Marsh & McLennan Cos Inc
5.51%, 7/13/2007 (a)                                                          1,350,000                     1,349,748
                                                                                                 ---------------------

Life & Health Insurance (0.47%)
Cigna Corp
7.40%, 5/15/2007                                                                475,000                       479,480
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                                385,000                       386,682
Sun Life Financial Global Funding LP
5.62%, 7/ 6/2010 (a)(b)                                                         500,000                       501,025
                                                                                                 ---------------------
                                                                                                            1,367,187
                                                                                                 ---------------------
Medical - Hospitals (0.16%)
HCA Inc
8.85%, 1/ 1/2007                                                                150,000                       150,642
5.25%, 11/ 6/2008                                                               300,000                       300,000
                                                                                                 ---------------------
                                                                                                              450,642
                                                                                                 ---------------------
Medical - Wholesale Drug Distribution (0.09%)
Cardinal Health Inc
5.64%, 10/ 2/2009 (a)(b)                                                        250,000                       249,991
                                                                                                 ---------------------

Money Center Banks (0.22%)
Chase Capital I
7.67%, 12/ 1/2026                                                               625,000                       649,600
                                                                                                 ---------------------

Mortgage Backed Securities (40.82%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)                                                         374,950                       373,994
American Home Mortgage Assets
5.58%, 11/25/2035 (a)(c)                                                      1,067,597                     1,082,193
American Home Mortgage Investment Trust
6.89%, 9/25/2045 (a)(c)                                                         918,666                       929,358
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                                33,281                        33,735
0.21%, 7/10/2042                                                             78,296,350                       807,314
0.06%, 7/10/2043 (a)(b)                                                       6,247,837                        75,305
0.17%, 9/10/2045                                                            130,696,372                     1,330,750
Banc of America Funding Corp
5.63%, 7/20/2036 (c)                                                          2,880,000                     2,880,000
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(b)                                                         525,000                       526,587

Mortgage Backed Securities
Bank of America Alternative Loan Trust
5.72%, 6/25/2036 (a)                                                          2,368,724                     2,364,048
Bear Stearns Adjustable Rate Mortgage Trust
3.38%, 4/25/2034 (a)                                                            440,442                       441,481
Bear Stearns Alt-A Trust
5.97%, 7/25/2035 (a)                                                          1,000,000                     1,001,584
5.97%, 8/25/2035 (a)                                                          1,002,000                     1,006,672
Bear Stearns Commercial Mortgage Securities
5.76%, 6/15/2017 (a)(b)                                                       1,000,000                     1,000,264
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033                                                             1,653,929                     1,620,295
Citigroup Commercial Mortgage Trust
0.47%, 5/15/2043 (b)                                                         37,715,378                       753,101
Citigroup/Deutsche Bank Commercial Mortgage
0.65%, 10/15/2048 (b)                                                        11,870,000                       299,996
Commercial Mortgage Pass Through Certificates
5.58%, 2/ 5/2019 (a)(b)                                                       2,000,000                     2,006,906
Countrywide Alternative Loan Trust
5.75%, 10/25/2034 (a)                                                           712,000                       718,065
6.37%, 2/25/2035 (a)                                                          1,000,000                     1,005,332
6.17%, 7/25/2035 (a)                                                            998,303                     1,002,344
5.91%, 8/25/2035 (a)(c)                                                       3,159,535                     3,173,358
5.74%, 12/25/2035 (a)                                                         2,935,438                     2,949,843
6.50%, 1/25/2036 (b)                                                            445,834                       444,187
5.67%, 5/25/2036 (a)                                                          1,863,421                     1,863,432
5.72%, 5/25/2036 (a)                                                          2,185,077                     2,180,534
6.00%, 5/25/2036                                                              1,434,294                     1,429,317
5.63%, 3/20/2046 (a)                                                          1,773,465                     1,775,852
5.59%, 5/20/2046 (a)                                                          1,858,900                     1,866,133
5.58%, 7/25/2046 (a)(c)                                                       2,100,000                     2,100,000
Countrywide Asset-Backed Certificates
6.00%, 11/ 8/2036 (b)                                                         1,144,797                     1,133,333
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 7/25/2033 (a)                                                          1,881,634                     1,877,092
4.15%, 12/25/2033 (a)                                                         2,269,095                     2,243,901
5.62%, 3/25/2035 (a)                                                            809,163                       810,555
5.60%, 3/20/2036 (a)                                                          1,120,538                     1,116,094
CS First Boston Mortgage Securities Corp
5.57%, 9/15/2020 (a)(b)                                                       3,000,000                     3,000,807
5.60%, 11/15/2020 (a)(b)                                                      2,000,000                     2,001,416
0.47%, 11/15/2036 (a)(b)                                                      8,012,898                       335,893
0.66%, 7/15/2037 (b)                                                         26,554,642                       723,906
1.77%, 5/15/2038 (b)                                                          1,783,180                        79,088
Downey Savings & Loan Association Mortgage
5.58%, 4/19/2047 (a)                                                          2,334,722                     2,338,642
First Republic Mortgage Loan Trust
5.62%, 8/15/2032 (a)                                                            508,100                       509,104
First Union National Bank Commercial Mortgage Trust
0.95%, 1/12/2043 (a)(b)                                                      28,723,912                       963,917
G-Force LLC
5.62%, 12/25/2039 (a)(b)                                                      1,000,000                       999,988
GMAC Commercial Mortgage Securities Inc
0.76%, 5/10/2043 (a)                                                         17,331,113                       428,841
Greenwich Capital Commercial Funding Corp
0.79%, 8/10/2042 (a)(b)                                                      60,352,718                     1,668,572
GS Mortgage Securities Corp II
1.00%, 10/10/2028 (b)                                                       147,438,093                     2,701,951
0.73%, 7/10/2039 (a)(b)                                                       7,813,000                       227,358

Mortgage Backed Securities
Heller Financial Commercial Mortgage Asset Corp
7.95%, 1/17/2034                                                                600,000                       649,976
Homebanc Mortgage Trust
5.99%, 7/25/2035 (a)                                                          1,000,000                     1,001,771
5.65%, 10/25/2035 (a)(c)                                                      2,523,482                     2,527,425
5.66%, 1/25/2036 (a)(c)                                                       2,262,280                     2,268,378
Impac CMB Trust
6.82%, 9/25/2034 (a)                                                            293,048                       293,466
5.81%, 10/25/2034 (a)                                                         1,463,892                     1,465,511
6.87%, 10/25/2034 (a)                                                           539,809                       545,501
5.69%, 11/25/2034 (a)                                                           166,060                       166,154
5.70%, 1/25/2035 (a)                                                             79,941                        80,028
5.63%, 4/25/2035 (a)                                                          1,497,522                     1,499,532
5.83%, 8/25/2035 (a)                                                            267,664                       268,313
5.86%, 8/25/2035 (a)                                                            297,404                       298,250
Impac Secured Assets CMN Owner Trust
5.72%, 11/25/2034 (a)                                                           258,273                       258,945
Indymac Index Mortgage Loan Trust
5.39%, 5/25/2035 (a)(c)                                                         756,504                       749,648
5.31%, 6/25/2035                                                              2,180,559                     2,204,456
0.80%, 7/25/2035 (a)(c)                                                      42,960,831                       416,183
JP Morgan Chase Commercial Mortgage Securities
0.54%, 10/12/2035 (a)(b)                                                     31,548,114                     1,166,176
0.26%, 7/12/2037 (b)                                                         82,048,910                       743,937
0.35%, 10/12/2037 (a)(b)                                                      7,127,779                       303,080
0.57%, 7/15/2042 (a)                                                         25,324,419                       550,452
JP Morgan Mortgage Trust
4.91%, 4/25/2035 (a)                                                            611,154                       604,150
LB-UBS Commercial Mortgage Trust
0.76%, 7/15/2040 (a)                                                         23,555,733                       741,982
Lehman XS Net Interest Margin Notes
6.25%, 5/28/2046 (b)(c)                                                       1,575,084                     1,576,069
Mastr Seasoned Securities Trust
5.17%, 10/25/2032 (a)                                                           372,388                       373,393
Merrill Lynch Mortgage Investors Inc
5.44%, 8/25/2035 (a)                                                            144,417                       144,411
5.67%, 8/25/2036 (a)                                                          1,532,208                     1,538,009
Merrill Lynch Mortgage Trust
0.58%, 5/12/2043                                                             11,364,448                       303,419
MLCC Mortgage Investors Inc
5.81%, 7/25/2029 (a)                                                          1,575,548                     1,580,883
Morgan Stanley Capital I
5.48%, 8/15/2019 (a)(b)                                                       1,000,000                     1,000,400
5.70%, 8/25/2046 (a)(c)                                                       1,000,000                     1,000,000
Residential Funding Mortgage Security I
5.93%, 7/25/2036 (c)                                                          2,963,703                     2,963,703
Structured Adjustable Rate Mortgage Loan Trust
6.02%, 8/25/2034 (a)                                                            994,260                     1,004,603
Structured Asset Mortgage Investments I
6.82%, 8/25/2035 (a)(c)                                                         694,156                       698,928
5.39%, 5/25/2036 (a)(c)                                                       1,586,121                     1,601,982
Structured Asset Mortgage Investments II
5.90%, 8/25/2035 (a)                                                            997,718                     1,007,758
5.63%, 2/25/2036 (a)                                                          1,523,704                     1,528,991
4.99%, 5/25/2036 (a)(c)                                                       1,429,819                     1,429,819
6.00%, 5/25/2045 (a)                                                            899,220                       907,728
Wachovia Bank Commercial Mortgage Trust
0.30%, 6/15/2035 (b)                                                          9,806,752                       328,605
0.44%, 10/15/2041 (a)(b)                                                      2,327,161                        40,095
Mortgage Backed Securities
Wachovia Bank Commercial Mortgage Trust (continued)
0.27%, 3/15/2042 (a)(b)                                                       3,328,619                        40,263
0.64%, 5/15/2044 (a)(b)                                                      21,187,263                       551,102
Wamu Alternative Mortgage Pass-Through Certificates
5.55%, 7/25/2046 (a)(c)                                                       2,303,324                     2,306,113
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (b)                                                            764,111                       739,500
Washington Mutual Inc
5.64%, 12/25/2027 (a)                                                         1,619,121                     1,619,751
3.07%, 8/25/2033                                                                663,969                       653,296
3.18%, 9/25/2033                                                                297,106                       295,120
3.54%, 7/25/2034                                                                447,250                       445,247
3.62%, 4/25/2035 (a)                                                          1,125,220                     1,121,558
4.93%, 8/25/2035 (a)                                                            712,704                       703,892
4.84%, 9/25/2035 (a)                                                            799,666                       789,140
5.98%, 9/25/2036                                                              2,363,066                     2,367,724
6.06%, 4/25/2044 (a)                                                          1,368,691                     1,383,041
5.99%, 7/25/2045 (a)                                                            996,105                     1,008,615
5.57%, 11/25/2045 (a)                                                           382,194                       384,286
5.51%, 12/25/2045 (a)                                                           313,232                       313,379
5.87%, 1/25/2046 (a)                                                            998,993                     1,009,136
Wells Fargo Mortgage Backed Securities
4.11%, 6/25/2035                                                              2,650,000                     2,624,375
                                                                                                 ---------------------
                                                                                                          118,390,086
                                                                                                 ---------------------
Mortgage Securities (0.49%)
Residential Accredit Loans Inc
5.82%, 2/25/2036 (a)                                                          1,425,107                     1,422,550
                                                                                                 ---------------------

Multi-Line Insurance (0.26%)
ACE Ltd
6.00%, 4/ 1/2007                                                                250,000                       250,433
CNA Financial Corp
6.75%, 11/15/2006                                                               500,000                       500,186
                                                                                                 ---------------------
                                                                                                              750,619
                                                                                                 ---------------------
Multimedia (0.43%)
Time Warner Inc
6.15%, 5/ 1/2007                                                              1,000,000                     1,003,617
Viacom Inc
5.74%, 6/16/2009                                                                250,000                       250,029
                                                                                                 ---------------------
                                                                                                            1,253,646
                                                                                                 ---------------------
Non-Hazardous Waste Disposal (0.13%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                350,000                       372,312
                                                                                                 ---------------------

Office Automation & Equipment (0.17%)
Xerox Corp
6.16%, 12/18/2009 (a)                                                           500,000                       502,500
                                                                                                 ---------------------

Oil - Field Services (0.23%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                            399,000                       403,988
Smith International Inc
7.00%, 9/15/2007                                                                275,000                       278,640
                                                                                                 ---------------------
                                                                                                              682,628
                                                                                                 ---------------------
Oil Company - Exploration & Production (0.96%)
Anadarko Petroleum Corp
5.79%, 9/15/2009 (a)                                                            400,000                       400,577
Oil Company - Exploration & Production
Hilcorp Energy I LP/Hilcorp Finance Co
10.50%, 9/ 1/2010 (b)                                                           200,000                       214,500
Newfield Exploration Co
7.45%, 10/15/2007                                                               500,000                       505,000
Pemex Project Funding Master Trust
7.17%, 10/15/2009 (a)(b)                                                        500,000                       517,500
6.69%, 6/15/2010 (a)(b)                                                         350,000                       359,275
Vintage Petroleum Inc
8.25%, 5/ 1/2012 (e)                                                            750,000                       790,261
                                                                                                 ---------------------
                                                                                                            2,787,113
                                                                                                 ---------------------
Oil Company - Integrated (0.36%)
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                                              1,000,000                     1,042,308
                                                                                                 ---------------------

Oil Refining & Marketing (0.53%)
Giant Industries Inc
11.00%, 5/15/2012                                                               200,000                       216,000
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                              1,240,000                     1,308,206
                                                                                                 ---------------------
                                                                                                            1,524,206
                                                                                                 ---------------------
Optical Supplies (0.10%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                               300,000                       300,587
                                                                                                 ---------------------

Paper & Related Products (0.10%)
Bowater Inc
8.39%, 3/15/2010 (a)(d)                                                         300,000                       303,000
                                                                                                 ---------------------

Pipelines (1.05%)
Consolidated Natural Gas Co
5.38%, 11/ 1/2006                                                               589,000                       589,000
Duke Capital LLC
4.33%, 11/16/2006                                                               500,000                       499,782
Duke Energy Field Services LLC
5.75%, 11/15/2006                                                               780,000                       780,041
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                                700,000                       724,500
Southern Natural Gas Co
8.88%, 3/15/2010 (d)                                                            425,000                       446,459
                                                                                                 ---------------------
                                                                                                            3,039,782
                                                                                                 ---------------------
Property & Casualty Insurance (0.10%)
WR Berkley Corp
9.88%, 5/15/2008                                                                267,000                       285,229
                                                                                                 ---------------------

Property Trust (0.17%)
Westfield Capital Corp Ltd
5.77%, 11/ 2/2007 (a)(b)                                                        500,000                       501,395
                                                                                                 ---------------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                               300,000                       315,375
                                                                                                 ---------------------

Real Estate Magagement & Services (0.26%)
EOP Operating LP
5.97%, 10/ 1/2010 (a)                                                           750,000                       756,880
                                                                                                 ---------------------


Real Estate Operator & Developer (0.23%)
Duke Realty LP
5.65%, 12/22/2006 (a)                                                           402,000                       402,038
First Industrial LP
7.60%, 5/15/2007                                                                250,000                       252,624
                                                                                                 ---------------------
                                                                                                              654,662
                                                                                                 ---------------------
Regional Banks (1.17%)
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                             1,200,000                     1,249,706
Fleet Capital Trust II
7.92%, 12/11/2026                                                               577,000                       600,665
NB Capital Trust
7.83%, 12/15/2026                                                               750,000                       780,511
Wachovia Corp
5.55%, 3/ 1/2012 (a)                                                            750,000                       750,574
                                                                                                 ---------------------
                                                                                                            3,381,456
                                                                                                 ---------------------
REITS - Diversified (0.27%)
iStar Financial Inc
5.94%, 3/16/2009 (a)                                                            375,000                       377,521
5.73%, 9/15/2009 (a)(b)                                                         400,000                       400,052
                                                                                                 ---------------------
                                                                                                              777,573
                                                                                                 ---------------------
REITS - Healthcare (0.14%)
National Health Investors Inc
7.30%, 7/16/2007                                                                400,000                       399,473
                                                                                                 ---------------------

REITS - Hotels (0.27%)
Host Marriott LP
9.50%, 1/15/2007                                                                770,000                       774,812
                                                                                                 ---------------------

REITS - Office Property (0.47%)
Brandywine Operating Partnership LP/PA
5.82%, 4/ 1/2009 (a)                                                            350,000                       350,460
HRPT Properties Trust
5.99%, 3/16/2011 (a)                                                          1,000,000                     1,001,578
                                                                                                 ---------------------
                                                                                                            1,352,038
                                                                                                 ---------------------
REITS - Regional Malls (0.51%)
Simon Property Group LP
6.88%, 11/15/2006                                                               967,000                       967,369
6.38%, 11/15/2007                                                               500,000                       504,254
                                                                                                 ---------------------
                                                                                                            1,471,623
                                                                                                 ---------------------
REITS - Warehouse & Industrial (0.17%)
Prologis
5.65%, 8/24/2009 (a)                                                            500,000                       500,423
                                                                                                 ---------------------

Rental - Auto & Equipment (0.34%)
Erac USA Finance Co
5.63%, 4/30/2009 (b)                                                            500,000                       500,816
5.65%, 8/28/2009 (a)(b)                                                         500,000                       500,661
                                                                                                 ---------------------
                                                                                                            1,001,477
                                                                                                 ---------------------
Retail - Regional Department Store (0.36%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                               765,000                       773,115
8.13%, 4/ 1/2027                                                                250,000                       258,151
                                                                                                 ---------------------
                                                                                                            1,031,266
                                                                                                 ---------------------

Retail - Restaurants (0.18%)
Darden Restaurants Inc
5.75%, 3/15/2007                                                                515,000                       514,389
                                                                                                 ---------------------

Rubber - Tires (0.15%)
Goodyear Tire & Rubber Co/The
6.63%, 12/ 1/2006                                                               444,000                       444,000
                                                                                                 ---------------------

Satellite Telecommunications (0.16%)
Intelsat Corp
6.38%, 1/15/2008                                                                460,000                       458,850
                                                                                                 ---------------------

Savings & Loans - Thrifts (0.56%)
Bank United Corp
8.88%, 5/ 1/2007                                                                125,000                       127,078
Washington Mutual Inc
5.54%, 3/20/2008 (a)                                                          1,500,000                     1,502,624
                                                                                                 ---------------------
                                                                                                            1,629,702
                                                                                                 ---------------------
Special Purpose Banks (0.09%)
Korea Development Bank
5.68%, 11/22/2012 (a)                                                           250,000                       250,350
                                                                                                 ---------------------

Special Purpose Entity (1.36%)
Fondo LatinoAmericano De Reservas
5.60%, 2/15/2011 (a)(b)                                                       1,000,000                     1,000,160
ING USA Global Funding Trust
5.52%, 10/ 1/2010 (a)                                                           750,000                       750,856
Pricoa Global Funding I
5.47%, 6/ 3/2008 (a)(b)                                                         500,000                       500,683
Tyco International Group S.A. Participation Certification Trust
4.44%, 6/15/2007 (b)                                                            250,000                       248,268
Xlliac Global Funding
5.59%, 6/ 2/2008 (a)(b)                                                       1,450,000                     1,452,200
                                                                                                 ---------------------
                                                                                                            3,952,167
                                                                                                 ---------------------
Supranational Bank (0.52%)
Corp Andina de Fomento
5.73%, 1/26/2007 (a)                                                          1,000,000                     1,002,104
5.60%, 3/16/2007 (a)                                                            500,000                       500,140
                                                                                                 ---------------------
                                                                                                            1,502,244
                                                                                                 ---------------------
Telecommunication Services (0.42%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                              400,000                       414,000
Mastec Inc
7.75%, 2/ 1/2008 (d)                                                            300,000                       300,000
Qwest Corp
5.63%, 11/15/2008 (d)                                                           170,000                       169,362
Verizon Global Funding Corp
5.54%, 8/15/2007 (a)                                                            350,000                       350,245
                                                                                                 ---------------------
                                                                                                            1,233,607
                                                                                                 ---------------------
Telephone - Integrated (1.41%)
AT&T Corp
6.50%, 11/15/2006 (a)                                                           754,000                       754,313
AT&T Inc
5.61%, 11/14/2008 (a)                                                           700,000                       701,953
Deutsche Telekom International Finance BV
5.57%, 3/23/2009 (a)                                                            750,000                       750,261

Telephone - Integrated
Mountain States Telephone & Telegraph Co
6.00%, 8/ 1/2007                                                                100,000                        99,250
New England Telephone & Telegraph
7.65%, 6/15/2007                                                                230,000                       233,011
Telecom Italia Capital SA
5.97%, 2/ 1/2011 (a)                                                            160,000                       158,912
5.98%, 7/18/2011 (a)                                                            400,000                       399,091
Telefonica Emisiones SAU
5.69%, 6/19/2009 (a)                                                          1,000,000                     1,000,824
                                                                                                 ---------------------
                                                                                                            4,097,615
                                                                                                 ---------------------
Television (0.09%)
CBS Corp
5.63%, 5/ 1/2007                                                                250,000                       250,185
                                                                                                 ---------------------

Textile - Home Furnishings (0.17%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                                500,000                       501,935
                                                                                                 ---------------------

Transport - Services (0.08%)
FedEx Corp
2.65%, 4/ 1/2007                                                                250,000                       247,132
                                                                                                 ---------------------
TOTAL BONDS                                                                                   $           240,427,472
                                                                                                 ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (11.17%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.01%)
5.32%, 7/ 1/2033 (a)                                                          1,553,903                     1,578,000
7.05%, 10/ 1/2033 (a)                                                           403,132                       407,900
6.36%, 8/ 1/2035 (a)                                                            924,031                       935,958
                                                                                                 ---------------------
                                                                                                            2,921,858
                                                                                                 ---------------------
Federal National Mortgage Association (FNMA) (10.16%)
5.00%, 6/ 1/2032 (a)                                                          1,088,119                     1,095,694
5.09%, 6/ 1/2032 (a)                                                          1,292,395                     1,298,226
6.36%, 8/ 1/2032                                                                644,126                       660,785
5.15%, 9/ 1/2032 (a)                                                          1,747,969                     1,762,108
7.63%, 7/ 1/2033 (a)                                                            122,917                       124,561
3.85%, 10/ 1/2033 (a)                                                           633,887                       646,140
6.81%, 10/ 1/2033 (a)                                                           864,880                       867,010
3.62%, 1/ 1/2034 (a)                                                          1,434,831                     1,438,873
3.92%, 1/ 1/2034 (a)                                                          1,524,230                     1,551,468
4.74%, 2/ 1/2034 (a)                                                            489,395                       493,694
3.61%, 3/ 1/2034 (a)                                                          1,427,353                     1,430,156
4.30%, 3/ 1/2034 (a)                                                          2,084,855                     2,119,364
4.51%, 3/ 1/2034 (a)                                                          2,024,025                     2,046,308
4.83%, 3/ 1/2034 (a)                                                          1,481,575                     1,486,587
4.58%, 7/ 1/2034 (a)                                                          2,078,945                     2,078,560
4.55%, 12/ 1/2034 (a)                                                         1,271,356                     1,300,224
4.25%, 1/ 1/2035 (a)                                                            309,263                       313,104
4.50%, 2/ 1/2035 (a)                                                          1,837,547                     1,872,998
4.59%, 2/ 1/2035                                                                895,711                       895,547
4.87%, 2/ 1/2035 (a)                                                            493,519                       502,180
4.99%, 10/ 1/2035                                                             2,878,425                     2,874,735
4.92%, 1/ 1/2036 (a)                                                          1,367,615                     1,384,034
4.70%, 2/ 1/2037 (a)                                                          1,218,286                     1,223,544
                                                                                                 ---------------------
                                                                                                           29,465,900
                                                                                                 ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $            32,387,758
                                                                                                 ---------------------

SHORT TERM INVESTMENTS (4.27%)
Commercial Paper (4.27%)
Investment in Joint Trading Account; Federal Home Loan Bank
5.145%, 11/ 1/2006                                                            9,376,635                     9,376,635
Tulip Funding Corp.
5.25%, 11/ 3/2006                                                             3,000,000                     2,999,125
                                                                                                 ---------------------
                                                                                                           12,375,760
                                                                                                 ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $            12,375,760
                                                                                                 ---------------------
MONEY MARKET FUNDS (1.41%)
Money Center Banks (1.41%)
BNY Institutional Cash Reserve Fund (f)                                       4,080,000                     4,080,000
                                                                                                 ---------------------
TOTAL MONEY MARKET FUNDS                                                                      $             4,080,000
                                                                                                 ---------------------
Total Investments                                                                             $           289,270,990
Other Assets in Excess of Liabilities, Net - 0.26%                                                            765,849
                                                                                                 ---------------------
TOTAL NET ASSETS - 100.00%                                                                    $           290,036,839
                                                                                                 =====================
                                                                                                 ---------------------

                                                                                                 =====================

(a) Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $45,322,706 or 15.63% of net assets.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $36,561,053 or 12.61% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $221,273 or 0.08% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $               791,132
Unrealized Depreciation                                              (676,553)
                                                          ---------------------
Net Unrealized Appreciation (Depreciation)                             114,579
Cost for federal income tax purposes                               289,156,411


                          SCHEDULE OF FUTURES CONTRACTS
                                                               Current    Unrealized
                                   Number of   Original         Market   Appreciation/
Type                               Contracts    Value            Value   (Depreciation)
----------------------------------------------------------- ---------------------
Buy:
90 Day Euro Dollar; December 2006     91       $21,523,775  $21,529,463   $5,688
90 Day Euro Dollar; June 2008         65        15,441,863   15,480,563   38,700
U.S. 2 Year Note; December 2006       74        15,128,382   15,126,062  (2,320)
Sell:
90 Day Euro Dollar; June 2007         65        15,407,300   15,429,375 (22,075)
90 Day Euro Dollar; March 2007        91        21,540,837   21,562,450 (21,613)

Portfolio Summary (unaudited)
------------------------------------------------------------
Sector                                              Percent
------------------------------------------------------------
Mortgage Securities                                  56.17%
Financial                                            14.74%
Asset Backed Securities                              13.42%
Communications                                        3.45%
Energy                                                3.13%
Consumer, Cyclical                                    2.33%
Utilities                                             2.24%
Consumer, Non-cyclical                                1.95%
Basic Materials                                       0.67%
Industrial                                            0.64%
Government                                            0.52%
Technology                                            0.48%
Other Assets in Excess of Liabilities, Net            0.26%
                                                ------------
TOTAL NET ASSETS                                    100.00%
                                                ============

Other Assets Summary (unaudited)
---------------------------------------- -------------------
Asset Type                                          Percent
---------------------------------------- -------------------
Futures                                              30.73%






                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.57     $ 10.86     $ 10.66      $ 10.59     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.37        0.34         0.31        0.46
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.28)        0.20         0.11      (0.05)
                          Total From Investment Operations         0.49        0.09        0.54         0.42        0.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.43)      (0.37)      (0.34)       (0.35)      (0.44)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.43)      (0.38)      (0.34)       (0.35)      (0.50)
Net Asset Value, End of Period                                  $ 10.63     $ 10.57     $ 10.86      $ 10.66     $ 10.59
Total Return..............................................        4.79%       0.79%       5.17%        4.05%       4.08%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $50,633     $35,016     $28,547      $14,430      $2,237
     Ratio of Expenses to Average Net Assets..............        1.14%       1.33%       1.15%        1.12%       1.12%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.10%       1.12%       1.12%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.25%       3.47%       3.15%        2.92%       4.35%
     Portfolio Turnover Rate..............................       274.5% 202.1%(  c)      150.5%        91.0%       46.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.55     $ 10.84     $ 10.63      $ 10.57     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.42        0.35        0.32         0.30        0.55
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.05      (0.28)        0.21         0.10      (0.16)
                          Total From Investment Operations         0.47        0.07        0.53         0.40        0.39
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.35)      (0.32)       (0.34)      (0.43)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.42)      (0.36)      (0.32)       (0.34)      (0.49)
Net Asset Value, End of Period                                  $ 10.60     $ 10.55     $ 10.84      $ 10.63     $ 10.57
Total Return..............................................        4.52%       0.61%       5.09%        3.77%       3.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $42,548     $39,797     $31,801      $12,537        $388
     Ratio of Expenses to Average Net Assets..............        1.33%       1.51%       1.34%        1.30%       1.30%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.28%       1.30%       1.30%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.04%       3.29%       2.95%        2.71%       4.27%
     Portfolio Turnover Rate..............................       274.5%   202.1%(c)      150.5%        91.0%       46.7%



                                                               2006        2005
BOND & MORTGAGE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................  $ 10.61     $ 10.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............     0.42        0.36
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................     0.03      (0.28)
                          Total From Investment Operations     0.45        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................   (0.40)      (0.34)
     Distributions from Realized Gains....................       -       (0.01)
                         Total Dividends and Distributions   (0.40)      (0.35)
Net Asset Value, End of Period                              $ 10.66     $ 10.61
Total Return..............................................    4.35%       0.66%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $4,536        $752
     Ratio of Expenses to Average Net Assets..............    1.43%       1.67%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............    1.41%       1.43%
     Ratio of Net Investment Income to Average Net Assets.    3.98%       3.27%
     Portfolio Turnover Rate..............................   274.5%   202.1%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.67     $ 10.94     $ 10.73      $ 10.66     $ 10.73
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.43        0.38        0.32         0.28        0.40
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.28)        0.20         0.11          -
                          Total From Investment Operations         0.47        0.10        0.52         0.39        0.40
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.43)      (0.36)      (0.31)       (0.32)      (0.41)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.43)      (0.37)      (0.31)       (0.32)      (0.47)
Net Asset Value, End of Period                                  $ 10.71     $ 10.67     $ 10.94      $ 10.73     $ 10.66
Total Return(d)...........................................        4.49%       0.85%       4.94%        3.64%       3.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $237,417    $211,273    $159,802     $110,398     $51,760
     Ratio of Expenses to Average Net Assets..............        1.28%       1.35%       1.36%        1.43%       1.50%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.23%       1.13%       1.32%           -%          -%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.29%       1.52%       1.37%        1.48%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.10%       3.46%       2.94%        2.65%       3.78%
     Portfolio Turnover Rate..............................       274.5%   202.1%(c)      150.5%        91.0%       46.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.62     $ 10.90     $ 10.70      $ 10.63     $ 10.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.51        0.44        0.40         0.38        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.28)        0.20         0.11      (0.02)
                          Total From Investment Operations         0.54        0.16        0.60         0.49        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.43)      (0.40)       (0.42)      (0.50)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.49)      (0.44)      (0.40)       (0.42)      (0.56)
Net Asset Value, End of Period                                  $ 10.67     $ 10.62     $ 10.90      $ 10.70     $ 10.63
Total Return..............................................        5.27%       1.45%       5.74%        4.63%       4.76%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,397,636    $771,847    $373,880     $165,504     $42,163
     Ratio of Expenses to Average Net Assets..............        0.56%       0.77%       0.59%        0.55%       0.55%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.53%       0.55%       0.55%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.85%       4.07%       3.71%        3.51%       4.72%
     Portfolio Turnover Rate..............................       274.5%   202.1%(c)      150.5%        91.0%       46.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.58     $ 10.87     $ 10.67      $ 10.60     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.48        0.41        0.37         0.35        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.05      (0.29)        0.20         0.11      (0.02)
                          Total From Investment Operations         0.53        0.12        0.57         0.46        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.47)      (0.40)      (0.37)       (0.39)      (0.48)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.47)      (0.41)      (0.37)       (0.39)      (0.54)
Net Asset Value, End of Period                                  $ 10.64     $ 10.58     $ 10.87      $ 10.67     $ 10.60
Total Return..............................................        5.11%       1.10%       5.48%        4.37%       4.50%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,496     $65,637     $43,420      $33,930      $8,142
     Ratio of Expenses to Average Net Assets..............        0.83%       1.02%       0.84%        0.81%       0.81%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.79%       0.81%       0.81%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.56%       3.79%       3.46%        3.23%       4.51%
     Portfolio Turnover Rate..............................       274.5%   202.1%(c)      150.5%        91.0%       46.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
BOND & MORTGAGE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.71     $ 10.99     $ 10.78      $ 10.65     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.47        0.40        0.36         0.34        1.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.28)        0.21         0.16      (0.58)
                          Total From Investment Operations         0.51        0.12        0.57         0.50        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)      (0.39)      (0.36)       (0.37)      (0.46)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)
                         Total Dividends and Distributions       (0.45)      (0.40)      (0.36)       (0.37)      (0.52)
Net Asset Value, End of Period                                  $ 10.77     $ 10.71     $ 10.99      $ 10.78     $ 10.65
Total Return..............................................        4.92%       1.06%       5.39%        4.79%       4.96%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,009      $8,635      $2,274         $912        $113
     Ratio of Expenses to Average Net Assets..............        0.95%       1.15%       0.96%        0.93%       0.92%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.91%       0.93%       0.93%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.46%       3.69%       3.35%        3.12%       4.69%
     Portfolio Turnover Rate..............................       274.5%   202.1%(c)      150.5%        91.0%       46.7%

(a) Calculated based on average shares outstanding during the period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(d) Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and March 1, 2004 and ceased on February 28, 2006.

                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----         ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.23     $ 12.89     $ 12.07      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.08        0.06         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        1.39        1.07         2.03
                          Total From Investment Operations         1.97        1.47        1.13         2.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.07)      (0.04)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.24)      (0.13)      (0.31)           -
Net Asset Value, End of Period                                  $ 15.96     $ 14.23     $ 12.89      $ 12.07
Total Return..............................................       14.03%      11.44%       9.55%  20.70%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,740         $34          $9         $121
     Ratio of Expenses to Average Net Assets..............        1.16%       1.17%       1.17% 1.17%(    d)
     Ratio of Net Investment Income to Average Net Assets.        0.58%       0.59%       0.44%     0.45%(d)
     Portfolio Turnover Rate..............................        92.4% 86.7%(   e)      106.2%    109.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.18     $ 12.87     $ 12.05      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.04        0.03         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.86        1.40        1.08         2.03
                          Total From Investment Operations         1.94        1.44        1.11         2.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.07)      (0.02)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.22)      (0.13)      (0.29)           -
Net Asset Value, End of Period                                  $ 15.90     $ 14.18     $ 12.87      $ 12.05
Total Return..............................................       13.80%      11.21%       9.37%    20.50%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,937        $253         $10         $120
     Ratio of Expenses to Average Net Assets..............        1.34%       1.35%       1.35%     1.35%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.51%       0.31%       0.26%     0.27%(d)
     Portfolio Turnover Rate..............................        92.4%    86.7%(e)      106.2%    109.2%(d)


                                                              2006        2005
DISCIPLINED LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period...................... $ 14.24     $ 12.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............    0.02        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................    1.91        1.34
                          Total From Investment Operations    1.93        1.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      -       (0.06)
     Distributions from Realized Gains....................  (0.20)      (0.06)
                         Total Dividends and Distributions  (0.20)      (0.12)
Net Asset Value, End of Period                             $ 15.97     $ 14.24
Total Return..............................................  13.68%      10.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $1,244         $12
     Ratio of Expenses to Average Net Assets..............   1.47%       1.48%
     Ratio of Net Investment Income to Average Net Assets.   0.11%       0.48%
     Portfolio Turnover Rate..............................   92.4%    86.7%(e)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.37     $ 12.95     $ 12.12      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.19        0.18        0.11         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        1.37        1.10         2.02
                          Total From Investment Operations         2.07        1.55        1.21         2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.07)      (0.11)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.33)      (0.13)      (0.38)           -
Net Asset Value, End of Period                                  $ 16.11     $ 14.37     $ 12.95      $ 12.12
Total Return..............................................       14.61%      12.07%      10.22%    21.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $974,790    $523,512    $247,979      $11,910
     Ratio of Expenses to Average Net Assets..............        0.59%       0.60%       0.60%     0.60%(d)
     Ratio of Net Investment Income to Average Net Assets.        1.27%       1.25%       0.89%     1.02%(d)
     Portfolio Turnover Rate..............................        92.4%    86.7%(e)      106.2%    109.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.31     $ 12.93     $ 12.10      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.13        0.15        0.09         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.90        1.36        1.09         2.03
                          Total From Investment Operations         2.03        1.51        1.18         2.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.07)      (0.08)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.29)      (0.13)      (0.35)           -
Net Asset Value, End of Period                                  $ 16.05     $ 14.31     $ 12.93      $ 12.10
Total Return..............................................       14.37%      11.75%       9.94%    21.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,565         $20         $10         $121
     Ratio of Expenses to Average Net Assets..............        0.85%       0.86%       0.86%     0.86%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.88%       1.09%       0.75%     0.76%(d)
     Portfolio Turnover Rate..............................        92.4%    86.7%(e)      106.2%    109.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.28     $ 12.91     $ 12.08      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.09        0.08         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.89        1.41        1.09         2.02
                          Total From Investment Operations         2.00        1.50        1.17         2.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.07)      (0.07)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.27)      (0.13)      (0.34)           -
Net Asset Value, End of Period                                  $ 16.01     $ 14.28     $ 12.91      $ 12.08
Total Return..............................................       14.20%      11.68%       9.83%    20.80%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,195        $183          $9         $121
     Ratio of Expenses to Average Net Assets..............        0.97%       0.98%       0.98%     0.98%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.76%       0.66%       0.63%     0.64%(d)
     Portfolio Turnover Rate..............................        92.4%    86.7%(e)      106.2%    109.2%(d)

(a) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total return amounts have not been annualized.

(d) Computed on an annualized basis.

(e) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.38      $ 9.31      $ 8.00       $ 6.51      $ 7.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.08        0.06         0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.25        2.25        1.27         1.45      (0.87)
                          Total From Investment Operations         3.37        2.33        1.33         1.52      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.05)      (0.02)       (0.03)          -
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.48)      (0.26)      (0.02)       (0.03)          -
Net Asset Value, End of Period                                  $ 14.27     $ 11.38      $ 9.31       $ 8.00      $ 6.51
Total Return..............................................       30.56%      25.38%      16.59%       23.36%    (12.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $44,461     $13,847      $8,156       $4,173      $3,304
     Ratio of Expenses to Average Net Assets..............        1.46%       1.47%       1.46%        1.47%       1.47%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.47%(   b)     1.47%(b)    1.47%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.88%       0.79%       0.73%        0.95%       0.46%
     Portfolio Turnover Rate..............................       107.5% 202.7%(  c) 160.2%(  d) 162.2%(   e)       71.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.30      $ 9.25      $ 7.96       $ 6.47      $ 7.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.07        0.05         0.04      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.25        2.23        1.24         1.47      (0.89)
                          Total From Investment Operations         3.34        2.30        1.29         1.51      (0.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -        (0.02)          -
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.46)      (0.25)          -        (0.02)          -
Net Asset Value, End of Period                                  $ 14.18     $ 11.30      $ 9.25       $ 7.96      $ 6.47
Total Return..............................................       30.46%      25.31%      16.23%       23.30%    (12.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,784      $9,270      $5,573       $3,060      $3,172
     Ratio of Expenses to Average Net Assets..............        1.64%       1.65%       1.64%        1.65%       1.65%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.65%(b)     1.65%(b)    1.65%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.67%       0.64%       0.53%        0.61%       0.38%
     Portfolio Turnover Rate..............................       107.5%   202.7%(c)   160.2%(d)    162.2%(e)       71.4%


                                                             2006        2005
DIVERSIFIED INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 11.37      $ 9.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.08        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.25        2.20
                          Total From Investment Operations   3.33        2.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     -       (0.04)
     Distributions from Realized Gains.................... (0.46)      (0.21)
                         Total Dividends and Distributions (0.46)      (0.25)
Net Asset Value, End of Period                            $ 14.24     $ 11.37
Total Return.............................................. 30.17%      24.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $3,787        $319
     Ratio of Expenses to Average Net Assets..............  1.77%       1.78%
     Ratio of Net Investment Income to Average Net Assets.  0.62%       0.51%
     Portfolio Turnover Rate.............................. 107.5%   202.7%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.32      $ 9.27      $ 7.98       $ 6.49      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.06        0.03         0.02        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.26        2.24        1.26         1.47      (0.94)
                          Total From Investment Operations         3.35        2.30        1.29         1.49      (0.93)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.46)      (0.25)          -            -           -
Net Asset Value, End of Period                                  $ 14.21     $ 11.32      $ 9.27       $ 7.98      $ 6.49
Total Return(f)...........................................       30.50%      25.24%      16.17%       22.98%    (12.53)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $192,920    $105,345     $63,380      $33,430     $10,104
     Ratio of Expenses to Average Net Assets..............        1.59%       1.69%       1.78%        2.05%       1.85%
     Ratio of Gross Expenses to Average Net Assets(g).....           -%          -%    1.79%(b)     2.15%(b)    1.85%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.69%       0.61%       0.37%        0.24%       0.03%
     Portfolio Turnover Rate..............................       107.5%   202.7%(c)   160.2%(d)    162.2%(e)       71.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.45      $ 9.32      $ 8.01       $ 6.52      $ 7.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.18        0.14        0.11         0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.28        2.25        1.26         1.50      (0.88)
                          Total From Investment Operations         3.46        2.39        1.37         1.56      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)      (0.06)       (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.55)      (0.26)      (0.06)       (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 14.36     $ 11.45      $ 9.32       $ 8.01      $ 6.52
Total Return..............................................       31.29%      26.07%      17.24%       24.09%    (11.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $44,939     $31,357     $15,831       $8,611     $20,504
     Ratio of Expenses to Average Net Assets..............        0.90%       0.90%       0.89%        0.90%       0.90%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.90%(b)     0.90%(b)    0.90%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.35%       1.37%       1.23%        0.91%       1.15%
     Portfolio Turnover Rate..............................       107.5%   202.7%(c)   160.2%(d)    162.2%(e)       71.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.43      $ 9.32      $ 8.01       $ 6.51      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.12        0.09         0.08      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.28        2.25        1.26         1.47      (0.85)
                          Total From Investment Operations         3.43        2.37        1.35         1.55      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.05)      (0.04)       (0.05)      (0.04)
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.52)      (0.26)      (0.04)       (0.05)      (0.04)
Net Asset Value, End of Period                                  $ 14.34     $ 11.43      $ 9.32       $ 8.01      $ 6.51
Total Return..............................................       31.00%      25.82%      16.93%       23.90%    (11.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $53,609     $20,799     $10,120       $7,169      $4,166
     Ratio of Expenses to Average Net Assets..............        1.15%       1.16%       1.15%        1.16%       1.16%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.16%(b)     1.16%(b)    1.16%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.12%       1.12%       0.99%        1.15%       0.75%
     Portfolio Turnover Rate..............................       107.5%   202.7%(c)   160.2%(d)    162.2%(e)       71.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.52      $ 9.43      $ 8.08       $ 6.50      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.11        0.09         0.08      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.29        2.24        1.29         1.54      (0.87)
                          Total From Investment Operations         3.44        2.35        1.38         1.62      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.05)      (0.03)       (0.04)      (0.03)
     Distributions from Realized Gains....................       (0.46)      (0.21)          -            -           -
                         Total Dividends and Distributions       (0.50)      (0.26)      (0.03)       (0.04)      (0.03)
Net Asset Value, End of Period                                  $ 14.46     $ 11.52      $ 9.43       $ 8.08      $ 6.50
Total Return..............................................       30.87%      25.28%      17.14%       25.01%    (11.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,510        $772      $1,431          $60      $2,381
     Ratio of Expenses to Average Net Assets..............        1.27%       1.28%       1.28%        1.28%       1.28%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.28%(b)     1.28%(b)    1.28%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.11%       1.06%       1.03%        1.03%       0.76%
     Portfolio Turnover Rate..............................       107.5%   202.7%(c)   160.2%(d)    162.2%(e)       71.4%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(d) Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(e)  Portfolio  turnover  rate excludes  approximately  $8,876,000 of securities
     from  the   acquisitions   of  European  Fund,   Pacific  Basin  Fund,  and
     International SmallCap Fund and $5,654,000 from portfolio realignment.

(f)  Total return is calculated without the contingent deferred sales charge.

(g) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1,2003 and ceased on March 1, 2004.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.33     $ 10.31      $ 10.55     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.39        0.34        0.30         0.29        0.75
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.28)        0.09       (0.16)      (0.23)
                          Total From Investment Operations         0.42        0.06        0.39         0.13        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.33)      (0.37)       (0.37)      (0.49)
                         Total Dividends and Distributions       (0.40)      (0.33)      (0.37)       (0.37)      (0.49)
Net Asset Value, End of Period                                  $ 10.08     $ 10.06     $ 10.33      $ 10.31     $ 10.55
Total Return..............................................        4.27%       0.57%       3.89%        1.22%       5.09%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,517      $5,266      $2,980       $1,101        $236
     Ratio of Expenses to Average Net Assets..............        1.08%       0.99%       0.97%        0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.97%       0.97%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.95%       3.28%       2.90%        2.78%       4.77%
     Portfolio Turnover Rate..............................       271.5% 542.3%(  c)       95.2%       219.5%       49.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.33     $ 10.31      $ 10.55     $ 10.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.37        0.32        0.28         0.28        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.28)        0.10       (0.17)      (0.01)
                          Total From Investment Operations         0.39        0.04        0.38         0.11        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.31)      (0.36)       (0.35)      (0.47)
                         Total Dividends and Distributions       (0.38)      (0.31)      (0.36)       (0.35)      (0.47)
Net Asset Value, End of Period                                  $ 10.07     $ 10.06     $ 10.33      $ 10.31     $ 10.55
Total Return..............................................        3.98%       0.39%       3.71%        1.04%       5.00%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,588      $7,427      $6,096       $4,020        $582
     Ratio of Expenses to Average Net Assets..............        1.26%       1.17%       1.15%        1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.15%       1.15%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.74%       3.09%       2.76%        2.60%       4.55%
     Portfolio Turnover Rate..............................       271.5%   542.3%(c)       95.2%       219.5%       49.9%


                                                             2006        2005
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 10.11     $ 10.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.37        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   0.01      (0.26)
                          Total From Investment Operations   0.38        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.37)      (0.30)
                         Total Dividends and Distributions (0.37)      (0.30)
Net Asset Value, End of Period                            $ 10.12     $ 10.11
Total Return..............................................  3.82%       0.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $657        $177
     Ratio of Expenses to Average Net Assets..............  1.38%       1.31%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............  1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.  3.69%       3.01%
     Portfolio Turnover Rate.............................. 271.5%   542.3%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.13     $ 10.40     $ 10.37      $ 10.60     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.38        0.32        0.28         0.25        0.40
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.28)        0.09       (0.15)        0.10
                          Total From Investment Operations         0.40        0.04        0.37         0.10        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.38)      (0.31)      (0.34)       (0.33)      (0.45)
                         Total Dividends and Distributions       (0.38)      (0.31)      (0.34)       (0.33)      (0.45)
Net Asset Value, End of Period                                  $ 10.15     $ 10.13     $ 10.40      $ 10.37     $ 10.60
Total Return(d)...........................................        4.05%       0.37%       3.59%        0.93%       4.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $105,222    $108,545    $101,937      $89,856     $44,955
     Ratio of Expenses to Average Net Assets..............        1.26%       1.18%       1.18%        1.36%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.15%       1.17%          -%           -%          -%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.26%       1.18%       1.18%        1.36%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.74%       3.07%       2.74%        2.40%       4.02%
     Portfolio Turnover Rate..............................       271.5%   542.3%(c)       95.2%       219.5%       49.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.10     $ 10.37     $ 10.35      $ 10.60     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.39        0.37         0.36        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.27)        0.08       (0.18)        0.09
                          Total From Investment Operations         0.48        0.12        0.45         0.18        0.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.39)      (0.43)       (0.43)      (0.54)
                         Total Dividends and Distributions       (0.46)      (0.39)      (0.43)       (0.43)      (0.54)
Net Asset Value, End of Period                                  $ 10.12     $ 10.10     $ 10.37      $ 10.35     $ 10.60
Total Return..............................................        4.84%       1.14%       4.47%        1.70%       5.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $10          $10     $20,777
     Ratio of Expenses to Average Net Assets..............        0.52%       0.41%       0.40%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.40%       0.40%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.48%       3.84%       3.52%        3.45%       5.06%
     Portfolio Turnover Rate..............................       271.5%   542.3%(c)       95.2%       219.5%       49.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.35     $ 10.34      $ 10.57     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.43        0.37        0.34         0.32        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.02      (0.28)        0.08       (0.15)        0.09
                          Total From Investment Operations         0.45        0.09        0.42         0.17        0.57
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.43)      (0.36)      (0.41)       (0.40)      (0.52)
                         Total Dividends and Distributions       (0.43)      (0.36)      (0.41)       (0.40)      (0.52)
Net Asset Value, End of Period                                  $ 10.10     $ 10.08     $ 10.35      $ 10.34     $ 10.57
Total Return..............................................        4.58%       0.87%       4.11%        1.63%       5.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,126     $11,031      $7,084       $4,853      $1,599
     Ratio of Expenses to Average Net Assets..............        0.77%       0.68%       0.66%        0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.66%       0.66%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.24%       3.58%       3.26%        3.09%       4.96%
     Portfolio Turnover Rate..............................       271.5%   542.3%(c)       95.2%       219.5%       49.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
GOVERNMENT & HIGH QUALITY BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.35     $ 10.33      $ 10.57     $ 10.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.36        0.32         0.30        1.18
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.28)        0.09       (0.15)      (0.62)
                          Total From Investment Operations         0.44        0.08        0.41         0.15        0.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.35)      (0.39)       (0.39)      (0.51)
                         Total Dividends and Distributions       (0.42)      (0.35)      (0.39)       (0.39)      (0.51)
Net Asset Value, End of Period                                  $ 10.10     $ 10.08     $ 10.35      $ 10.33     $ 10.57
Total Return..............................................        4.46%       0.76%       4.08%        1.41%       5.48%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,010      $2,046      $1,140         $745        $106
     Ratio of Expenses to Average Net Assets..............        0.89%       0.80%       0.78%        0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.78%       0.78%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.11%       3.48%       3.12%        3.00%       4.97%
     Portfolio Turnover Rate..............................       271.5%   542.3%(c)       95.2%       219.5%       49.9%

(a)  Calculated based on average shares outstanding during the period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 decreased on March 1, 2004 and ceased on February 28, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.53     $ 10.62     $ 10.55      $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.43        0.33        0.30         0.39        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.24)        0.18         0.02      (0.03)
                          Total From Investment Operations         0.47        0.09        0.48         0.41        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.12)      (0.33)       (0.40)      (0.48)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.27)      (0.18)      (0.41)       (0.40)      (0.57)
Net Asset Value, End of Period                                  $ 10.73     $ 10.53     $ 10.62      $ 10.55     $ 10.54
Total Return..............................................        4.57%       0.90%       4.68%        3.97%       4.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $47,919     $39,642     $35,407         $818      $1,932
     Ratio of Expenses to Average Net Assets..............        1.28%       1.23%       1.01%        0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.97%       0.97%       0.97%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.09%       3.15%       2.88%        3.73%       4.67%
     Portfolio Turnover Rate..............................       268.6% 177.4%(  c)      152.5%        71.3%       60.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.51     $ 10.61     $ 10.54      $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.32        0.29         0.38        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.24)        0.18         0.01      (0.04)
                          Total From Investment Operations         0.44        0.08        0.47         0.39        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.12)      (0.32)       (0.39)      (0.46)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.25)      (0.18)      (0.40)       (0.39)      (0.55)
Net Asset Value, End of Period                                  $ 10.70     $ 10.51     $ 10.61      $ 10.54     $ 10.54
Total Return..............................................        4.29%       0.74%       4.50%        3.69%       4.43%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,737      $5,503      $1,921         $802      $1,668
     Ratio of Expenses to Average Net Assets..............        1.46%       1.44%       1.19%        1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.15%       1.15%       1.15%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.91%       3.04%       2.78%        3.55%       4.51%
     Portfolio Turnover Rate..............................       268.6%   177.4%(c)      152.5%        71.3%       60.8%


                                                             2006        2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 10.60     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.41        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   0.03      (0.24)
                          Total From Investment Operations   0.44        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.23)      (0.11)
     Distributions from Realized Gains.................... (0.01)      (0.06)
                         Total Dividends and Distributions (0.24)      (0.17)
Net Asset Value, End of Period                            $ 10.80     $ 10.60
Total Return..............................................  4.20%       0.79%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $681        $102
     Ratio of Expenses to Average Net Assets..............  1.54%       1.61%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............  1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.  3.88%       2.99%
     Portfolio Turnover Rate.............................. 268.6%   177.4%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.59     $ 10.68     $ 10.59      $ 10.58     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.42        0.33        0.28         0.35        0.43
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.25)        0.18         0.02      (0.01)
                          Total From Investment Operations         0.46        0.08        0.46         0.37        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.11)      (0.29)       (0.36)      (0.44)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.26)      (0.17)      (0.37)       (0.36)      (0.53)
Net Asset Value, End of Period                                  $ 10.79     $ 10.59     $ 10.68      $ 10.59     $ 10.58
Total Return(d)...........................................        4.46%       0.80%       4.42%        3.55%       4.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $36,023     $36,958     $21,841      $17,476      $9,630
     Ratio of Expenses to Average Net Assets..............        1.35%       1.35%       1.30%        1.39%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.18%       1.08%       1.26%           -%          -%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.49%       1.52%       1.30%        1.50%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.01%       3.08%       2.69%        3.31%       4.18%
     Portfolio Turnover Rate..............................       268.6%   177.4%(c)      152.5%        71.3%       60.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.66     $ 10.71     $ 10.64      $ 10.62     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.50        0.41        0.38         0.46        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.03      (0.26)        0.16         0.02        0.02
                          Total From Investment Operations         0.53        0.15        0.54         0.48        0.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.14)      (0.39)       (0.46)      (0.54)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.33)      (0.20)      (0.47)       (0.46)      (0.63)
Net Asset Value, End of Period                                  $ 10.86     $ 10.66     $ 10.71      $ 10.64     $ 10.62
Total Return..............................................        5.12%       1.46%       5.23%        4.62%       5.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,377      $2,494         $10          $10         $10
     Ratio of Expenses to Average Net Assets..............        0.65%       0.72%       0.43%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.40%       0.40%       0.40%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.76%       3.90%       3.56%        4.32%       5.22%
     Portfolio Turnover Rate..............................       268.6%   177.4%(c)      152.5%        71.3%       60.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.57     $ 10.64     $ 10.57      $ 10.56     $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.46        0.37        0.34         0.43        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.05      (0.25)        0.18         0.02      (0.02)
                          Total From Investment Operations         0.51        0.12        0.52         0.45        0.49
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.13)      (0.37)       (0.44)      (0.51)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.31)      (0.19)      (0.45)       (0.44)      (0.60)
Net Asset Value, End of Period                                  $ 10.77     $ 10.57     $ 10.64      $ 10.57     $ 10.56
Total Return..............................................        4.89%       1.19%       4.99%        4.28%       4.93%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $33,012     $25,333     $11,918       $6,339      $6,195
     Ratio of Expenses to Average Net Assets..............        0.96%       0.92%       0.70%        0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.66%       0.66%       0.66%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.41%       3.48%       3.27%        4.05%       4.90%
     Portfolio Turnover Rate..............................       268.6%   177.4%(c)      152.5%        71.3%       60.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.54     $ 10.62     $ 10.55      $ 10.54     $ 10.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.37        0.33         0.41        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.26)        0.17         0.02      (0.04)
                          Total From Investment Operations         0.49        0.11        0.50         0.43        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.13)      (0.35)       (0.42)      (0.50)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)
                         Total Dividends and Distributions       (0.29)      (0.19)      (0.43)       (0.42)      (0.59)
Net Asset Value, End of Period                                  $ 10.74     $ 10.54     $ 10.62      $ 10.55     $ 10.54
Total Return..............................................        4.76%       1.06%       4.88%        4.17%       4.81%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,748        $881         $12          $11      $1,483
     Ratio of Expenses to Average Net Assets..............        1.06%       1.12%       0.81%        0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.78%       0.78%       0.78%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.32%       3.55%       3.18%        3.92%       4.89%
     Portfolio Turnover Rate..............................       268.6%   177.4%(c)      152.5%        71.3%       60.8%

(a)  Calculated based on average shares outstanding during the period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003, decreased on March 1, 2004, and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                                                             2006 2005(    a)
                                                             ---- ----
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period......................$ 10.24     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.73        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   0.09      (0.30)
                          Total From Investment Operations   0.82        0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.45)          -
                         Total Dividends and Distributions (0.45)          -
Net Asset Value, End of Period                            $ 10.61     $ 10.24
Total Return..............................................  8.27%  2.40%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$95,691     $71,355
     Ratio of Expenses to Average Net Assets..............  0.65% 0.65%(   d)
     Ratio of Net Investment Income to Average Net Assets.  7.13%    6.29%(d)
     Portfolio Turnover Rate.............................. 104.3%    93.2%(d)


(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

                                                             2006 2005(    a)
                                                             ---- ----
INFLATION PROTECTION FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period...................... $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.42        0.34
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.21)      (0.24)
                          Total From Investment Operations   0.21        0.10
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.45)      (0.30)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.46)      (0.30)
Net Asset Value, End of Period                             $ 9.55      $ 9.80
Total Return..............................................  2.19%  1.01%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $781         $26
     Ratio of Expenses to Average Net Assets..............  2.07% 1.90%(   d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  0.97%    0.97%(d)
     Ratio of Net Investment Income to Average Net Assets.  4.37%    4.10%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


                                                             2006     2005(a)
                                                             ----     ----
INFLATION PROTECTION FUND
Advisors Select shares
Net Asset Value, Beginning of Period...................... $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.39        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.19)      (0.23)
                          Total From Investment Operations   0.20        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.44)      (0.29)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.45)      (0.29)
Net Asset Value, End of Period                             $ 9.54      $ 9.79
Total Return..............................................  2.06%    0.79%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $546         $12
     Ratio of Expenses to Average Net Assets..............  2.28%    1.98%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  1.15%    1.15%(d)
     Ratio of Net Investment Income to Average Net Assets.  4.09%    3.73%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


                                                             2006     2005(a)
                                                             ----     ----
INFLATION PROTECTION FUND
Advisors Signature shares
Net Asset Value, Beginning of Period...................... $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.46        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.26)      (0.23)
                          Total From Investment Operations   0.20        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.43)      (0.28)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.44)      (0.28)
Net Asset Value, End of Period                             $ 9.55      $ 9.79
Total Return..............................................  2.07%    0.70%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $41         $11
     Ratio of Expenses to Average Net Assets..............  2.41%    2.13%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  1.28%    1.28%(d)
     Ratio of Net Investment Income to Average Net Assets.  4.77%    3.53%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


                                                             2006     2005(a)
                                                             ----     ----
INFLATION PROTECTION FUND
Class J shares
Net Asset Value, Beginning of Period...................... $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.53        0.46
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.23)      (0.32)
                          Total From Investment Operations   0.30        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.50)      (0.33)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.51)      (0.33)
Net Asset Value, End of Period                             $ 9.60      $ 9.81
Total Return(f)...........................................  3.08%    1.38%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $5,650      $3,728
     Ratio of Expenses to Average Net Assets..............  1.21%    1.35%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  1.21%    0.33%(d)
     Ratio of Gross Expenses to Average Net Assets(g).....  2.81%    4.24%(d)
     Ratio of Net Investment Income to Average Net Assets.  5.49%    5.46%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


                                                              2006     2005(a)
                                                              ----     ----
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period......................  $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............    0.50        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................  (0.23)      (0.30)
                          Total From Investment Operations    0.27        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................  (0.50)      (0.34)
     Distributions from Realized Gains....................  (0.01)          -
                         Total Dividends and Distributions  (0.51)      (0.34)
Net Asset Value, End of Period                              $ 9.57      $ 9.81
Total Return..............................................   2.77%    1.49%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$110,930     $70,984
     Ratio of Expenses to Average Net Assets..............   1.53%    1.36%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............   0.40%    0.40%(d)
     Ratio of Net Investment Income to Average Net Assets.   5.22%    5.32%(d)
     Portfolio Turnover Rate..............................   51.4%    45.5%(d)


                                                             2006     2005(a)
                                                             ----     ----
INFLATION PROTECTION FUND
Preferred shares
Net Asset Value, Beginning of Period...................... $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.47        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.23)      (0.19)
                          Total From Investment Operations   0.24        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.47)      (0.32)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.48)      (0.32)
Net Asset Value, End of Period                             $ 9.56      $ 9.80
Total Return..............................................  2.55%    1.22%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $120         $73
     Ratio of Expenses to Average Net Assets..............  1.73%    1.69%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  0.66%    0.66%(d)
     Ratio of Net Investment Income to Average Net Assets.  4.92%    3.67%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


                                                             2006     2005(a)
                                                             ----     ----
INFLATION PROTECTION FUND
Select shares
Net Asset Value, Beginning of Period...................... $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.45        0.44
     Net Realized and Unrealized Gain (Loss) on
Investments............................................... (0.23)      (0.32)
                          Total From Investment Operations   0.22        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.46)      (0.32)
     Distributions from Realized Gains.................... (0.01)          -
                         Total Dividends and Distributions (0.47)      (0.32)
Net Asset Value, End of Period                             $ 9.55      $ 9.80
Total Return..............................................  2.35%    1.14%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $389         $76
     Ratio of Expenses to Average Net Assets..............  1.95%    1.83%(d)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(e).............  0.78%    0.78%(d)
     Ratio of Net Investment Income to Average Net Assets.  4.73%    5.26%(d)
     Portfolio Turnover Rate..............................  51.4%    45.5%(d)


(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

(e) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(f)  Total return is calculated without the contingent deferred sales charge.

(g) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 19.27     $ 15.09     $ 13.00       $ 8.74      $ 8.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.17        0.24        0.08         0.08          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         6.97        5.10        2.09         4.18        0.46
                          Total From Investment Operations         7.14        5.34        2.17         4.26        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -       (0.08)           -       (0.04)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (1.99)      (1.16)      (0.08)           -       (0.04)
Net Asset Value, End of Period                                  $ 24.42     $ 19.27     $ 15.09      $ 13.00      $ 8.74
Total Return..............................................       39.64%      37.21%      16.80%       48.74%       5.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,949      $2,932      $3,143       $2,484      $1,543
     Ratio of Expenses to Average Net Assets..............        1.91%       1.92%       1.91%        1.92%       1.92%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.92%(   b)     1.92%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.74%       1.40%       0.59%        0.76%       0.10%
     Portfolio Turnover Rate..............................       134.0% 181.2%(  c)      146.9%       144.7%      151.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 19.17     $ 15.05     $ 12.96       $ 8.73      $ 8.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.21        0.06         0.06          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         6.94        5.07        2.09         4.17        0.45
                          Total From Investment Operations         7.06        5.28        2.15         4.23        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -       (0.06)           -       (0.03)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (1.95)      (1.16)      (0.06)           -       (0.03)
Net Asset Value, End of Period                                  $ 24.28     $ 19.17     $ 15.05      $ 12.96      $ 8.73
Total Return..............................................       39.39%      36.90%      16.65%       48.45%       5.34%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,981      $1,477      $1,928       $1,630      $1,093
     Ratio of Expenses to Average Net Assets..............        2.09%       2.10%       2.09%        2.10%       2.10%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    2.10%(b)     2.10%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.53%       1.21%       0.41%        0.59%       0.00%
     Portfolio Turnover Rate..............................       134.0%   181.2%(c)      146.9%       144.7%      151.0%


                                                              2006        2005
INTERNATIONAL EMERGING MARKETS FUND
Advisors Signature shares
Net Asset Value, Beginning of Period...................... $ 19.29     $ 15.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............    0.13        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................    6.94        5.15
                          Total From Investment Operations    7.07        5.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................  (1.93)      (1.16)
                         Total Dividends and Distributions  (1.93)      (1.16)
Net Asset Value, End of Period                             $ 24.43     $ 19.29
Total Return..............................................  39.14%      36.15%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $1,642         $79
     Ratio of Expenses to Average Net Assets..............   2.22%       2.23%
     Ratio of Net Investment Income to Average Net Assets.   0.57%       0.43%
     Portfolio Turnover Rate..............................  134.0%   181.2%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 18.95     $ 14.90     $ 12.82       $ 8.68      $ 8.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.17        0.01           -       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         6.85        5.04        2.07         4.14        0.45
                          Total From Investment Operations         6.99        5.21        2.08         4.14        0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -       (0.01)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (1.94)      (1.16)          -            -       (0.01)
Net Asset Value, End of Period                                  $ 24.00     $ 18.95     $ 14.90      $ 12.82      $ 8.68
Total Return(d)...........................................       39.45%      36.79%      16.26%       47.70%       5.17%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $141,628     $68,971     $25,631       $8,956      $2,240
     Ratio of Expenses to Average Net Assets..............        2.04%       2.22%       2.39%        2.65%       2.30%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    2.40%(b)     3.31%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.62%       1.00%       0.10%        0.05%     (0.28)%
     Portfolio Turnover Rate..............................       134.0%   181.2%(c)      146.9%       144.7%      151.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 19.46     $ 15.16     $ 13.06       $ 8.72      $ 8.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.24        0.28        0.16         0.03        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.09        5.18        2.10         4.31        0.42
                          Total From Investment Operations         7.33        5.46        2.26         4.34        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)          -       (0.16)           -       (0.10)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (2.10)      (1.16)      (0.16)           -       (0.10)
Net Asset Value, End of Period                                  $ 24.69     $ 19.46     $ 15.16      $ 13.06      $ 8.72
Total Return..............................................       40.45%      37.88%      17.46%       49.77%       6.03%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $65,405      $1,507         $15          $13      $2,517
     Ratio of Expenses to Average Net Assets..............        1.34%       1.35%       1.34%        1.35%       1.35%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.35%(b)     1.35%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        1.01%       1.47%       1.16%        0.34%       0.73%
     Portfolio Turnover Rate..............................       134.0%   181.2%(c)      146.9%       144.7%      151.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 19.43     $ 15.17     $ 13.07       $ 8.76      $ 8.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.24        0.28        0.13         0.10        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.03        5.14        2.10         4.21        0.45
                          Total From Investment Operations         7.27        5.42        2.23         4.31        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)          -       (0.13)           -       (0.07)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (2.05)      (1.16)      (0.13)           -       (0.07)
Net Asset Value, End of Period                                  $ 24.65     $ 19.43     $ 15.17      $ 13.07      $ 8.76
Total Return..............................................       40.09%      37.57%      17.14%       49.20%       5.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,766      $5,847      $3,430       $2,506      $1,102
     Ratio of Expenses to Average Net Assets..............        1.60%       1.61%       1.60%        1.61%       1.61%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.61%(b)     1.61%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        1.07%       1.62%       0.90%        1.01%       0.49%
     Portfolio Turnover Rate..............................       134.0%   181.2%(c)      146.9%       144.7%      151.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL EMERGING MARKETS FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 19.39     $ 15.16     $ 13.05       $ 8.76      $ 8.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.28        0.11         0.10        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.05        5.11        2.11         4.19        0.45
                          Total From Investment Operations         7.25        5.39        2.22         4.29        0.49
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -       (0.11)           -       (0.06)
     Distributions from Realized Gains....................       (1.93)      (1.16)          -            -           -
                         Total Dividends and Distributions       (2.03)      (1.16)      (0.11)           -       (0.06)
Net Asset Value, End of Period                                  $ 24.61     $ 19.39     $ 15.16      $ 13.05      $ 8.76
Total Return..............................................       40.03%      37.39%      17.11%       48.97%       5.85%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,150      $1,061      $1,896       $1,633      $1,095
     Ratio of Expenses to Average Net Assets..............        1.72%       1.73%       1.72%        1.73%       1.72%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.73%(b)     1.73%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.90%       1.61%       0.78%        0.96%       0.38%
     Portfolio Turnover Rate..............................       134.0%      181.2%(c)    146.9%       144.7%     151.0%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.68     $ 10.31      $ 8.58       $ 6.83      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.08        0.08         0.05        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.90        2.26        1.70         1.70      (0.70)
                          Total From Investment Operations         2.96        2.34        1.78         1.75      (0.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.10)      (0.05)           -       (0.04)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.04)      (0.97)      (0.05)           -       (0.04)
Net Asset Value, End of Period                                  $ 13.60     $ 11.68     $ 10.31       $ 8.58      $ 6.83
Total Return..............................................       27.01%      24.03%      20.81%       25.62%     (9.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,967     $10,090      $5,301       $2,591      $1,405
     Ratio of Expenses to Average Net Assets..............        1.56%       1.57%       1.57%        1.57%       1.57%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -% 1.57%(    b)    1.57%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.48%       0.70%       0.86%        0.65%       0.10%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.16      $ 9.91      $ 8.25       $ 6.58      $ 7.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.06        0.06         0.05      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.77        2.15        1.64         1.62      (0.84)
                          Total From Investment Operations         2.80        2.21        1.70         1.67      (0.92)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.09)      (0.04)           -       (0.03)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.02)      (0.96)      (0.04)           -       (0.03)
Net Asset Value, End of Period                                  $ 12.94     $ 11.16      $ 9.91       $ 8.25      $ 6.58
Total Return..............................................       26.82%      23.76%      20.61%       25.38%    (12.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,931      $9,357      $4,859         $568        $199
     Ratio of Expenses to Average Net Assets..............        1.74%       1.75%       1.75%        1.75%       1.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -%     1.75%(b)    1.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.26%       0.57%       0.60%        0.73%     (0.03)%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                              2006        2005
INTERNATIONAL GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period...................... $ 11.35     $ 10.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............    0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................    2.82        2.22
                          Total From Investment Operations    2.83        2.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................  (0.01)      (0.09)
     Distributions from Realized Gains....................  (0.99)      (0.87)
                         Total Dividends and Distributions  (1.00)      (0.96)
Net Asset Value, End of Period                             $ 13.18     $ 11.35
Total Return..............................................  26.63%      23.16%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $2,481        $177
     Ratio of Expenses to Average Net Assets..............   1.87%       1.88%
     Ratio of Net Investment Income to Average Net Assets.   0.11%     (0.17)%
     Portfolio Turnover Rate..............................  134.7%      139.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.20      $ 9.95      $ 8.28       $ 6.62      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.05        0.04         0.01        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.78        2.16        1.64         1.65      (0.97)
                          Total From Investment Operations         2.81        2.21        1.68         1.66      (0.93)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.09)      (0.01)           -       (0.01)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.01)      (0.96)      (0.01)           -       (0.01)
Net Asset Value, End of Period                                  $ 13.00     $ 11.20      $ 9.95       $ 8.28      $ 6.62
Total Return(c)...........................................       26.78%      23.63%      20.30%       25.08%    (12.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $64,748     $44,266     $20,013       $8,079      $3,871
     Ratio of Expenses to Average Net Assets..............        1.72%       1.88%       2.00%        2.10%       1.95%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.72%       1.88%       2.00%     2.65%(b)    1.95%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.27%       0.47%       0.43%        0.18%     (0.11)%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.44     $ 10.07      $ 8.38       $ 6.63      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.14        0.13         0.10      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.84        2.20        1.66         1.65      (0.86)
                          Total From Investment Operations         2.96        2.34        1.79         1.75      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.10)      (0.10)           -       (0.08)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.10)      (0.97)      (0.10)           -       (0.08)
Net Asset Value, End of Period                                  $ 13.30     $ 11.44     $ 10.07       $ 8.38      $ 6.63
Total Return..............................................       27.80%      24.71%      21.54%       26.40%    (11.58)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,129,504    $644,994    $354,090     $208,785    $117,442
     Ratio of Expenses to Average Net Assets..............        0.99%       1.00%       1.00%        1.00%       0.99%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -%     1.00%(b)    1.00%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.99%       1.33%       1.42%        1.37%       0.93%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.35     $ 10.02      $ 8.34       $ 6.61      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.11        0.10         0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.81        2.19        1.66         1.65      (0.90)
                          Total From Investment Operations         2.90        2.30        1.76         1.73      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.10)      (0.08)           -       (0.06)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.07)      (0.97)      (0.08)           -       (0.06)
Net Asset Value, End of Period                                  $ 13.18     $ 11.35     $ 10.02       $ 8.34      $ 6.61
Total Return..............................................       27.41%      24.38%      21.21%       26.17%    (11.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,420      $7,441      $1,848         $685        $623
     Ratio of Expenses to Average Net Assets..............        1.25%       1.26%       1.26%        1.26%       1.25%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -%     1.26%(b)    1.26%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.74%       1.00%       1.12%        1.09%       0.43%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
INTERNATIONAL GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.32     $ 10.00      $ 8.31       $ 6.60      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.07        0.12        0.09         0.08      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.81        2.17        1.67         1.63      (0.86)
                          Total From Investment Operations         2.88        2.29        1.76         1.71      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.10)      (0.07)           -       (0.06)
     Distributions from Realized Gains....................       (0.99)      (0.87)          -            -           -
                         Total Dividends and Distributions       (1.06)      (0.97)      (0.07)           -       (0.06)
Net Asset Value, End of Period                                  $ 13.14     $ 11.32     $ 10.00       $ 8.31      $ 6.60
Total Return..............................................       27.26%      24.31%      21.26%       25.91%    (11.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,100      $9,188        $228         $106        $195
     Ratio of Expenses to Average Net Assets..............        1.37%       1.38%       1.38%        1.38%       1.36%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -%     1.38%(b)    1.37%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.59%       1.09%       0.92%        1.12%       0.35%
     Portfolio Turnover Rate..............................       134.7%      139.5%      156.2%       135.3%       96.9%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 7.35      $ 6.34      $ 6.12       $ 5.16      $ 6.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.01)      (0.01)       (0.01)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71        1.05        0.23         0.97      (1.12)
                          Total From Investment Operations         0.72        1.04        0.22         0.96      (1.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
                         Total Dividends and Distributions           -       (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 8.07      $ 7.35      $ 6.34       $ 6.12      $ 5.16
Total Return..............................................        9.80%      16.48%       3.59%  18.60%(  b)    (18.10)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $35,647      $7,878        $513         $753        $646
     Ratio of Expenses to Average Net Assets..............        1.11%       1.12%       1.12%        1.12%       1.12%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.12%(   c)     1.12%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.10%     (0.16)%     (0.21)%      (0.20)%     (0.29)%
     Portfolio Turnover Rate..............................        93.5% 169.0%(  d)       59.8% 59.2%(    e)       29.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 7.04      $ 6.09      $ 5.89       $ 5.15      $ 6.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.03)      (0.02)       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        1.01        0.22         0.76      (1.11)
                          Total From Investment Operations         0.68        0.98        0.20         0.74      (1.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
                         Total Dividends and Distributions           -       (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 7.72      $ 7.04      $ 6.09       $ 5.89      $ 5.15
Total Return..............................................        9.66%      16.15%       3.40%       14.37%    (18.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,878      $2,212         $72          $79        $644
     Ratio of Expenses to Average Net Assets..............        1.29%       1.30%       1.30%        1.30%       1.30%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.30%(c)     1.30%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.09)%     (0.40)%     (0.39)%      (0.40)%     (0.47)%
     Portfolio Turnover Rate..............................        93.5%   169.0%(d)       59.8%     59.2%(e)       29.6%


                                                              2006        2005
LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................  $ 7.04      $ 6.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............  (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................    0.69        1.02
                          Total From Investment Operations    0.67        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      -       (0.03)
                         Total Dividends and Distributions      -       (0.03)
Net Asset Value, End of Period                              $ 7.71      $ 7.04
Total Return..............................................   9.52%      16.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $5,792        $738
     Ratio of Expenses to Average Net Assets..............   1.42%       1.43%
     Ratio of Net Investment Income to Average Net Assets. (0.23)%     (0.59)%
     Portfolio Turnover Rate..............................   93.5%   169.0%(d)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 6.81      $ 5.89      $ 5.72       $ 5.01      $ 6.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.01)      (0.04)       (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.66        0.96        0.21         0.75      (1.12)
                          Total From Investment Operations         0.65        0.95        0.17         0.71      (1.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
                         Total Dividends and Distributions           -       (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 7.46      $ 6.81      $ 5.89       $ 5.72      $ 5.01
Total Return(f)...........................................        9.54%      16.17%       2.97%       14.17%    (18.40)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $34,561     $20,860     $15,898      $12,629      $5,092
     Ratio of Expenses to Average Net Assets..............        1.36%       1.48%       1.53%        1.64%       1.50%
     Ratio of Gross Expenses to Average Net Assets(g).....           -%          -%    1.53%(c)     1.92%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.16)%     (0.21)%     (0.63)%      (0.72)%     (0.64)%
     Portfolio Turnover Rate..............................        93.5%   169.0%(d)       59.8%     59.2%(e)       29.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 7.09      $ 6.09      $ 5.86       $ 5.09      $ 6.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.05        0.04        0.02         0.02      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.70        1.00        0.22         0.75      (1.05)
                          Total From Investment Operations         0.75        1.04        0.24         0.77      (1.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)      (0.01)           -           -
                         Total Dividends and Distributions       (0.01)      (0.04)      (0.01)           -           -
Net Asset Value, End of Period                                   $ 7.83      $ 7.09      $ 6.09       $ 5.86      $ 5.09
Total Return..............................................       10.57%      17.05%       4.05%       15.22%    (17.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $487,805    $278,730    $121,840      $60,790     $23,787
     Ratio of Expenses to Average Net Assets..............        0.54%       0.55%       0.55%        0.55%       0.55%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.55%(c)     0.55%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.65%       0.63%       0.34%        0.38%       0.34%
     Portfolio Turnover Rate..............................        93.5%   169.0%(d)       59.8%     59.2%(e)       29.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 7.17      $ 6.18      $ 5.95       $ 5.19      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.03        0.01         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71        0.99        0.22         0.75      (1.13)
                          Total From Investment Operations         0.74        1.02        0.23         0.76      (1.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
                         Total Dividends and Distributions           -       (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 7.91      $ 7.17      $ 6.18       $ 5.95      $ 5.19
Total Return..............................................       10.32%      16.61%       3.87%       14.64%    (17.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $47,115      $3,503      $2,299       $1,638      $1,584
     Ratio of Expenses to Average Net Assets..............        0.80%       0.81%       0.81%        0.81%       0.81%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.81%(c)     0.81%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.41%       0.50%       0.09%        0.10%       0.06%
     Portfolio Turnover Rate..............................        93.5%   169.0%(d)       59.8%     59.2%(e)       29.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 7.28      $ 6.27      $ 6.05       $ 5.18      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.02          -           -            -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.71        1.04        0.22         0.87      (1.12)
                          Total From Investment Operations         0.73        1.04        0.22         0.87      (1.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
                         Total Dividends and Distributions           -       (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 8.01      $ 7.28      $ 6.27       $ 6.05      $ 5.18
Total Return..............................................       10.03%      16.68%       3.64%    16.80%(h)    (17.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,809      $3,811         $53          $32        $648
     Ratio of Expenses to Average Net Assets..............        0.92%       0.93%       0.93%        0.93%       0.92%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.93%(c)     0.93%(c)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.30%       0.02%     (0.04)%      (0.03)%     (0.10)%
     Portfolio Turnover Rate..............................        93.5%   169.0%(d)       59.8%     59.2%(e)       29.6%

(a)  Calculated based on average shares outstanding during the period.

(b) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(c)  Expense ratio without commission rebates.

(d) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(e) Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.

(f)  Total return is calculated without the contingent deferred sales charge.

(g) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

(h) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.66      $ 8.70      $ 8.06       $ 6.79      $ 8.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.12        0.08         0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        0.56        0.61         1.23      (1.30)
                          Total From Investment Operations         1.33        0.68        0.69         1.31      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.13)      (0.05)       (0.04)      (0.04)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.13)      (0.72)      (0.05)       (0.04)      (0.04)
Net Asset Value, End of Period                                   $ 9.86      $ 8.66      $ 8.70       $ 8.06      $ 6.79
Total Return..............................................       15.45%       7.91%       8.58%       19.43%    (15.86)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $129,817    $103,889     $91,855      $31,362      $6,563
     Ratio of Expenses to Average Net Assets..............        0.72%       0.72%       0.72%        0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.        1.25%       1.36%       0.95%        1.04%       0.97%
     Portfolio Turnover Rate..............................         3.7% 11.5%(   b)       67.3%         1.1%       67.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.63      $ 8.69      $ 8.06       $ 6.77      $ 8.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.10        0.07         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        0.56        0.59         1.26      (1.33)
                          Total From Investment Operations         1.32        0.66        0.66         1.32      (1.30)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.13)      (0.03)       (0.03)      (0.03)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.11)      (0.72)      (0.03)       (0.03)      (0.03)
Net Asset Value, End of Period                                   $ 9.84      $ 8.63      $ 8.69       $ 8.06      $ 6.77
Total Return..............................................       15.41%       7.65%       8.26%       19.57%    (16.15)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $70,430     $60,110     $50,014      $20,010      $2,099
     Ratio of Expenses to Average Net Assets..............        0.90%       0.90%       0.90%        0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.        1.08%       1.17%       0.77%        0.85%       0.71%
     Portfolio Turnover Rate..............................         3.7%    11.5%(b)       67.3%         1.1%       67.9%


                                                            2006        2005
LARGECAP S&P 500 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 8.61      $ 8.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............  0.08        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................  1.21        0.58
                          Total From Investment Operations  1.29        0.64
Less Dividends and Distributions:
     Dividends from Net Investment Income.................(0.06)      (0.12)
     Distributions from Realized Gains....................(0.04)      (0.59)
                         Total Dividends and Distributions(0.10)      (0.71)
Net Asset Value, End of Period                            $ 9.80      $ 8.61
Total Return..............................................15.07%       7.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$7,086      $1,312
     Ratio of Expenses to Average Net Assets.............. 1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets. 0.88%       0.66%
     Portfolio Turnover Rate..............................  3.7%    11.5%(b)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.56      $ 8.62      $ 7.99       $ 6.72      $ 8.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.10        0.07         0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        0.56        0.58         1.24      (1.34)
                          Total From Investment Operations         1.32        0.66        0.65         1.29      (1.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.13)      (0.02)       (0.02)      (0.01)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.12)      (0.72)      (0.02)       (0.02)      (0.01)
Net Asset Value, End of Period                                   $ 9.76      $ 8.56      $ 8.62       $ 7.99      $ 6.72
Total Return(c)...........................................       15.48%       7.72%       8.19%       19.19%    (16.31)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $371,614    $309,862    $247,010     $154,666     $61,111
     Ratio of Expenses to Average Net Assets..............        0.82%       0.86%       0.90%        1.11%       1.10%
     Ratio of Gross Expenses to Average Net Assets(d).....           -%          -%       0.90%        1.13%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.16%       1.20%       0.78%        0.66%       0.51%
     Portfolio Turnover Rate..............................         3.7%    11.5%(b)       67.3%         1.1%       67.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.67      $ 8.67      $ 8.04       $ 6.76      $ 8.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.16        0.13        0.13         0.12        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        0.59        0.60         1.24      (1.35)
                          Total From Investment Operations         1.39        0.72        0.73         1.36      (1.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.13)      (0.10)       (0.08)      (0.09)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.18)      (0.72)      (0.10)       (0.08)      (0.09)
Net Asset Value, End of Period                                   $ 9.88      $ 8.67      $ 8.67       $ 8.04      $ 6.76
Total Return..............................................       16.22%       8.48%       9.10%       20.35%    (15.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $30,128      $4,270         $10     $114,300          $7
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        1.74%       1.65%       1.55%        1.54%       1.44%
     Portfolio Turnover Rate..............................         3.7%    11.5%(b)       67.3%         1.1%       67.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.74      $ 8.75      $ 8.12       $ 6.83      $ 8.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.14        0.11         0.10        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        0.57        0.60         1.25      (1.30)
                          Total From Investment Operations         1.38        0.71        0.71         1.35      (1.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.13)      (0.08)       (0.06)      (0.07)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.16)      (0.72)      (0.08)       (0.06)      (0.07)
Net Asset Value, End of Period                                   $ 9.96      $ 8.74      $ 8.75       $ 8.12      $ 6.83
Total Return..............................................       15.89%       8.25%       8.72%       19.97%    (15.31)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $213,092    $156,818    $122,210      $83,580     $30,529
     Ratio of Expenses to Average Net Assets..............        0.41%       0.41%       0.41%        0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.        1.56%       1.66%       1.26%        1.37%       1.22%
     Portfolio Turnover Rate..............................         3.7%    11.5%(b)       67.3%         1.1%       67.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP S&P 500 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 8.69      $ 8.72      $ 8.08       $ 6.80      $ 8.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.13        0.13        0.10         0.10        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        0.56        0.61         1.24      (1.34)
                          Total From Investment Operations         1.36        0.69        0.71         1.34      (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.13)      (0.07)       (0.06)      (0.06)
     Distributions from Realized Gains....................       (0.04)      (0.59)          -            -           -
                         Total Dividends and Distributions       (0.14)      (0.72)      (0.07)       (0.06)      (0.06)
Net Asset Value, End of Period                                   $ 9.91      $ 8.69      $ 8.72       $ 8.08      $ 6.80
Total Return..............................................       15.85%       8.03%       8.77%       19.78%    (15.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $40,489     $16,902     $10,000       $3,245      $1,108
     Ratio of Expenses to Average Net Assets..............        0.53%       0.53%       0.53%        0.53%       0.52%
     Ratio of Net Investment Income to Average Net Assets.        1.41%       1.49%       1.13%        1.27%       1.07%
     Portfolio Turnover Rate..............................         3.7%    11.5%(b)       67.3%         1.1%       67.9%

(a)  Calculated  based on average  shares  outstanding  during the  period.

(b) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.26     $ 10.65      $ 9.77       $ 8.23      $ 9.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.16        0.17        0.09         0.08        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.97        0.95        0.86         1.50      (0.91)
                          Total From Investment Operations         2.13        1.12        0.95         1.58      (0.82)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.13)      (0.07)       (0.04)      (0.05)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.37)      (0.51)      (0.07)       (0.04)      (0.05)
Net Asset Value, End of Period                                  $ 13.02     $ 11.26     $ 10.65       $ 9.77      $ 8.23
Total Return..............................................       19.39%      10.73%       9.71%       19.26%     (9.09)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,910        $652        $911         $248      $1,030
     Ratio of Expenses to Average Net Assets..............        1.02%       1.02%       1.02%        1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.02%(   b)     1.02%(b)    1.02%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.29%       1.48%       0.87%        1.03%       0.98%
     Portfolio Turnover Rate..............................        92.8% 181.1%(  c)      228.4%       179.1%      128.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.28     $ 10.67      $ 9.81       $ 8.22      $ 9.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.11        0.09         0.07        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        1.01        0.82         1.54      (0.92)
                          Total From Investment Operations         2.10        1.12        0.91         1.61      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.13)      (0.05)       (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.35)      (0.51)      (0.05)       (0.02)      (0.03)
Net Asset Value, End of Period                                  $ 13.03     $ 11.28     $ 10.67       $ 9.81      $ 8.22
Total Return..............................................       19.05%      10.69%       9.26%       19.68%     (9.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,962      $3,993      $1,388       $2,220      $2,033
     Ratio of Expenses to Average Net Assets..............        1.20%       1.20%       1.19%        1.20%       1.20%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.20%(b)     1.20%(b)    1.20%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.19%       0.97%       0.82%        0.84%       0.80%
     Portfolio Turnover Rate..............................        92.8%   181.1%(c)      228.4%       179.1%      128.9%


                                                             2006        2005
LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 11.27     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.97        1.05
                          Total From Investment Operations   2.09        1.09
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.05)      (0.13)
     Distributions from Realized Gains.................... (0.29)      (0.38)
                         Total Dividends and Distributions (0.34)      (0.51)
Net Asset Value, End of Period                            $ 13.02     $ 11.27
Total Return.............................................. 18.91%      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $692        $217
     Ratio of Expenses to Average Net Assets..............  1.33%       1.33%
     Ratio of Net Investment Income to Average Net Assets.  0.99%       0.37%
     Portfolio Turnover Rate..............................  92.8%   181.1%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.19     $ 10.61      $ 9.74       $ 8.22      $ 9.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.10        0.06         0.03        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.95        0.98        0.82         1.50      (0.89)
                          Total From Investment Operations         2.09        1.08        0.88         1.53      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.12)      (0.01)       (0.01)      (0.01)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.34)      (0.50)      (0.01)       (0.01)      (0.01)
Net Asset Value, End of Period                                  $ 12.94     $ 11.19     $ 10.61       $ 9.74      $ 8.22
Total Return(d)...........................................       19.11%      10.45%       9.07%       18.60%     (9.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $50,418     $28,185     $18,334      $10,876      $3,683
     Ratio of Expenses to Average Net Assets..............        1.21%       1.31%       1.35%        1.62%       1.40%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.36%(b)     1.91%(b)    1.40%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.14%       0.93%       0.62%        0.38%       0.59%
     Portfolio Turnover Rate..............................        92.8%   181.1%(c)      228.4%       179.1%      128.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.36     $ 10.67      $ 9.82       $ 8.27      $ 9.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.23        0.20        0.16         0.14        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98        1.00        0.81         1.50      (0.90)
                          Total From Investment Operations         2.21        1.20        0.97         1.64      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.13)      (0.12)       (0.09)      (0.10)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.44)      (0.51)      (0.12)       (0.09)      (0.10)
Net Asset Value, End of Period                                  $ 13.13     $ 11.36     $ 10.67       $ 9.82      $ 8.27
Total Return..............................................       19.99%      11.54%       9.97%       19.97%     (8.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $354,854    $197,923     $97,881      $59,663     $27,086
     Ratio of Expenses to Average Net Assets..............        0.45%       0.45%       0.44%        0.45%       0.45%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.45%(b)     0.45%(b)    0.45%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.91%       1.77%       1.51%        1.59%       1.58%
     Portfolio Turnover Rate..............................        92.8%   181.1%(c)      228.4%       179.1%      128.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.35     $ 10.69      $ 9.83       $ 8.26      $ 9.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.17        0.13         0.12        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.98        1.00        0.83         1.52      (0.81)
                          Total From Investment Operations         2.18        1.17        0.96         1.64      (0.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.13)      (0.10)       (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.41)      (0.51)      (0.10)       (0.07)      (0.08)
Net Asset Value, End of Period                                  $ 13.12     $ 11.35     $ 10.69       $ 9.83      $ 8.26
Total Return..............................................       19.69%      11.20%       9.78%       19.93%     (8.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,450      $5,810      $3,716       $3,282      $3,770
     Ratio of Expenses to Average Net Assets..............        0.71%       0.71%       0.70%        0.71%       0.71%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.71%(b)     0.71%(b)    0.71%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.65%       1.53%       1.27%        1.35%       1.25%
     Portfolio Turnover Rate..............................        92.8%   181.1%(c)      228.4%       179.1%      128.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.28     $ 10.64      $ 9.79       $ 8.25      $ 9.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.18        0.13        0.12         0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.97        1.02        0.81         1.50      (0.91)
                          Total From Investment Operations         2.15        1.15        0.93         1.60      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.13)      (0.08)       (0.06)      (0.07)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -
                         Total Dividends and Distributions       (0.39)      (0.51)      (0.08)       (0.06)      (0.07)
Net Asset Value, End of Period                                  $ 13.04     $ 11.28     $ 10.64       $ 9.79      $ 8.25
Total Return..............................................       19.57%      11.05%       9.58%       19.44%     (8.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,278        $739         $15          $10      $1,031
     Ratio of Expenses to Average Net Assets..............        0.83%       0.83%       0.83%        0.82%       0.82%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.83%(b)     0.83%(b)    0.82%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.51%       1.15%       1.14%        1.24%       1.17%
     Portfolio Turnover Rate..............................        92.8%   181.1%(c)      228.4%       179.1%      128.9%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.




                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.90     $ 11.32       $ 9.04      $ 9.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01        0.08          -            -         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        1.64        1.68         2.32      (0.28)
                          Total From Investment Operations         1.82        1.72        1.68         2.32      (0.26)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)      (0.05)       (0.02)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.02)          -
                         Total Dividends and Distributions       (0.71)      (0.90)      (0.10)       (0.04)      (0.02)
Net Asset Value, End of Period                                  $ 14.83     $ 13.72     $ 12.90      $ 11.32      $ 9.04
Total Return..............................................       13.72%      13.79%      14.83%       25.73%     (2.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,374      $3,207      $3,084       $3,744      $2,131
     Ratio of Expenses to Average Net Assets..............        1.21%       1.22%       1.22%        1.22%       1.22%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.22%(   b)     1.22%(b)    1.22%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.07%       0.57%       0.28%        0.22%       0.34%
     Portfolio Turnover Rate..............................        43.4% 133.8%(  c) 60.8%(   d) 35.3%(    e)       62.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.85     $ 11.30       $ 9.02      $ 9.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)        0.04          -            -         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.79        1.65        1.63         2.30      (0.28)
                          Total From Investment Operations         1.78        1.69        1.63         2.30      (0.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)      (0.03)       (0.01)      (0.01)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.01)          -
                         Total Dividends and Distributions       (0.71)      (0.90)      (0.08)       (0.02)      (0.01)
Net Asset Value, End of Period                                  $ 14.71     $ 13.64     $ 12.85      $ 11.30      $ 9.02
Total Return..............................................       13.49%      13.59%      14.39%       25.57%     (2.95)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,631      $3,212        $934       $2,221      $1,138
     Ratio of Expenses to Average Net Assets..............        1.39%       1.40%       1.40%        1.40%       1.40%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.40%(b)     1.40%(b)    1.40%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.10)%       0.34%       0.28%        0.03%       0.11%
     Portfolio Turnover Rate..............................        43.4%   133.8%(c)    60.8%(d)     35.3%(e)       62.0%


                                                             2006        2005
MIDCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 13.68     $ 12.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............ (0.04)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.80        1.67
                          Total From Investment Operations   1.76        1.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     -       (0.02)
     Distributions from Realized Gains.................... (0.71)      (0.87)
                         Total Dividends and Distributions (0.71)      (0.89)
Net Asset Value, End of Period                            $ 14.73     $ 13.68
Total Return.............................................. 13.30%      13.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $467        $278
     Ratio of Expenses to Average Net Assets..............  1.52%       1.53%
     Ratio of Net Investment Income to Average Net Assets.(0.26)%       0.17%
     Portfolio Turnover Rate..............................  43.4%   133.8%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.52     $ 12.75     $ 11.20       $ 8.95      $ 9.23
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)        0.05          -            -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        1.61        1.61         2.25      (0.28)
                          Total From Investment Operations         1.77        1.66        1.61         2.25      (0.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)      (0.01)           -           -
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
                         Total Dividends and Distributions       (0.71)      (0.89)      (0.06)           -           -
Net Asset Value, End of Period                                  $ 14.58     $ 13.52     $ 12.75      $ 11.20      $ 8.95
Total Return(f)...........................................       13.54%      13.53%      14.32%       25.20%     (3.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $157,731    $117,300     $75,490      $41,132     $13,260
     Ratio of Expenses to Average Net Assets..............        1.35%       1.43%       1.49%        1.68%       1.60%
     Ratio of Gross Expenses to Average Net Assets(g).....           -%          -%    1.49%(b)     1.78%(b)    1.60%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.07)%       0.35%       0.27%      (0.27)%       0.00%
     Portfolio Turnover Rate..............................        43.4%   133.8%(c)    60.8%(d)     35.3%(e)       62.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.79     $ 12.90     $ 11.28       $ 9.01      $ 9.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.15        0.02         0.01        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.83        1.64        1.76         2.35      (0.28)
                          Total From Investment Operations         1.92        1.79        1.78         2.36      (0.20)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.03)      (0.11)       (0.04)      (0.08)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.05)          -
                         Total Dividends and Distributions       (0.79)      (0.90)      (0.16)       (0.09)      (0.08)
Net Asset Value, End of Period                                  $ 14.92     $ 13.79     $ 12.90      $ 11.28      $ 9.01
Total Return..............................................       14.43%      14.42%      15.89%       26.42%     (2.23)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $13         $12         $11         $697          $9
     Ratio of Expenses to Average Net Assets..............        0.64%       0.65%       0.64%        0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.65%(b)     0.65%(b)    0.65%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.65%       1.15%       1.71%        0.69%       0.86%
     Portfolio Turnover Rate..............................        43.4%   133.8%(c)    60.8%(d)     35.3%(e)       62.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.78     $ 12.92     $ 11.36       $ 9.07      $ 9.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.11        0.01           -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        1.65        1.68         2.36      (0.28)
                          Total From Investment Operations         1.87        1.76        1.69         2.36      (0.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.08)       (0.03)      (0.05)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.04)          -
                         Total Dividends and Distributions       (0.75)      (0.90)      (0.13)       (0.07)      (0.05)
Net Asset Value, End of Period                                  $ 14.90     $ 13.78     $ 12.92      $ 11.36      $ 9.07
Total Return..............................................       14.06%      14.13%      14.95%       26.14%     (2.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,033     $23,927      $5,514       $5,764      $1,374
     Ratio of Expenses to Average Net Assets..............        0.90%       0.91%       0.91%        0.91%       0.91%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.91%(b)     0.91%(b)    0.91%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.42%       0.84%       0.85%        0.50%       0.61%
     Portfolio Turnover Rate..............................        43.4%   133.8%(c)    60.8%(d)     35.3%(e)       62.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.90     $ 13.04     $ 11.34       $ 9.05      $ 9.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.10        0.01           -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.82        1.66        1.81         2.34      (0.29)
                          Total From Investment Operations         1.85        1.76        1.82         2.34      (0.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.03)      (0.07)       (0.02)      (0.04)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -
     Tax Return of Capital Distribution...................           -           -           -        (0.03)          -
                         Total Dividends and Distributions       (0.73)      (0.90)      (0.12)       (0.05)      (0.04)
Net Asset Value, End of Period                                  $ 15.02     $ 13.90     $ 13.04      $ 11.34      $ 9.05
Total Return..............................................       13.80%      13.98%  16.07%( h)       26.05%     (2.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,352      $2,992      $1,176       $2,096      $1,131
     Ratio of Expenses to Average Net Assets..............        1.02%       1.03%       1.03%        1.03%       1.02%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.03%(b)     1.03%(b)    1.02%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.23%       0.78%       1.13%        0.41%       0.49%
     Portfolio Turnover Rate..............................        43.4%   133.8%(c)    60.8%(d)     35.3%(e)       62.0%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(d) Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(e) Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.

(f)  Total return is calculated without the contingent deferred sales charge.

(g) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

(h) During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 6.38      $ 5.52      $ 5.38       $ 4.15      $ 5.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.05)      (0.05)      (0.04)       (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.46        0.91        0.18         1.27      (1.77)
                          Total From Investment Operations         0.41        0.86        0.14         1.23      (1.83)
Net Asset Value, End of Period                                   $ 6.79      $ 6.38      $ 5.52       $ 5.38      $ 4.15
Total Return..............................................        6.43%      15.58%       2.60%       29.64%    (30.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,821        $555         $46          $21        $431
     Ratio of Expenses to Average Net Assets..............        1.22%       1.22%       1.22%        1.16%       1.22%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.22%(   b)     1.22%(b)    1.22%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.72)%     (0.87)%     (0.74)%      (0.71)%     (0.85)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 6.32      $ 5.48      $ 5.35       $ 4.14      $ 5.97
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.06)      (0.05)       (0.05)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.90        0.18         1.26      (1.76)
                          Total From Investment Operations         0.39        0.84        0.13         1.21      (1.83)
Net Asset Value, End of Period                                   $ 6.71      $ 6.32      $ 5.48       $ 5.35      $ 4.14
Total Return..............................................        6.17%      15.33%       2.43%       29.23%    (30.65)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,992        $843        $689         $592        $450
     Ratio of Expenses to Average Net Assets..............        1.40%       1.40%       1.40%        1.40%       1.40%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.40%(b)     1.40%(b)    1.40%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.90)%     (1.03)%     (0.88)%      (0.95)%     (1.03)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


                                                            2006        2005
MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period..................... $ 6.18      $ 5.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)........... (0.07)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments..............................................   0.45        0.88
                          Total From Investment Operation   0.38        0.81
Net Asset Value, End of Period                            $ 6.56      $ 6.18
Total Return.............................................  6.15%      15.08%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............   $120         $11
     Ratio of Expenses to Average Net Assets.............  1.53%       1.53%
     Ratio of Net Investment Income to Average Net Assets(1.05)%     (1.15)%
     Portfolio Turnover Rate............................. 146.1%      233.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 5.95      $ 5.17      $ 5.06       $ 3.94      $ 5.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.07)      (0.06)       (0.06)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.43        0.85        0.17         1.18      (1.69)
                          Total From Investment Operations         0.37        0.78        0.11         1.12      (1.75)
Net Asset Value, End of Period                                   $ 6.32      $ 5.95      $ 5.17       $ 5.06      $ 3.94
Total Return(c)...........................................        6.22%      15.09%       2.17%       28.43%    (30.76)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,359     $18,341     $14,824      $10,116      $4,128
     Ratio of Expenses to Average Net Assets..............        1.48%       1.58%       1.65%        1.83%       1.64%
     Ratio of Gross Expenses to Average Net Assets(d).....           -%          -%    1.65%(b)     2.23%(b)    1.65%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.98)%     (1.21)%     (1.13)%      (1.38)%     (1.27)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 6.24      $ 5.37      $ 5.21       $ 4.00      $ 5.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.01)      (0.01)       (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.88        0.17         1.23      (1.71)
                          Total From Investment Operations         0.44        0.87        0.16         1.21      (1.72)
Net Asset Value, End of Period                                   $ 6.68      $ 6.24      $ 5.37       $ 5.21      $ 4.00
Total Return..............................................        7.05%      16.20%       3.07%       30.25%    (30.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,945         $11      $5,937       $5,861          $5
     Ratio of Expenses to Average Net Assets..............        0.65%       0.65%       0.65%        0.65%       0.65%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.65%(b)     0.65%(b)    0.65%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.18)%     (0.18)%     (0.13)%      (0.39)%     (0.28)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 6.47      $ 5.59      $ 5.43       $ 4.18      $ 5.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.03)      (0.03)      (0.02)       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.47        0.91        0.18         1.27      (1.77)
                          Total From Investment Operations         0.44        0.88        0.16         1.25      (1.81)
Net Asset Value, End of Period                                   $ 6.91      $ 6.47      $ 5.59       $ 5.43      $ 4.18
Total Return..............................................        6.80%      15.74%       2.95%       29.90%    (30.22)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,410        $166         $80          $19        $438
     Ratio of Expenses to Average Net Assets..............        0.91%       0.91%       0.91%        0.91%       0.91%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.91%(b)     0.91%(b)    0.91%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.42)%     (0.54)%     (0.42)%      (0.44)%     (0.54)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 6.43      $ 5.56      $ 5.41       $ 4.17      $ 5.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.04)      (0.03)       (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.46        0.91        0.18         1.27      (1.78)
                          Total From Investment Operations         0.42        0.87        0.15         1.24      (1.82)
Net Asset Value, End of Period                                   $ 6.85      $ 6.43      $ 5.56       $ 5.41      $ 4.17
Total Return..............................................        6.53%      15.65%       2.77%       29.74%    (30.38)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $347         $28         $24          $43        $432
     Ratio of Expenses to Average Net Assets..............        1.03%       1.03%       1.02%        1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.03%(b)     1.03%(b)    1.02%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.55)%     (0.69)%     (0.50)%      (0.54)%     (0.65)%
     Portfolio Turnover Rate..............................       146.1%      233.8%      324.2%       290.7%      276.9%


(a)  Calculated based on average shares outstanding during the period.

(b) Expense ratio without commission rebates.

(c) Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.04     $ 11.08       $ 8.57      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.09        0.05         0.04        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.59        1.89        1.06         2.49      (0.58)
                          Total From Investment Operations         1.69        1.98        1.11         2.53      (0.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.05)      (0.03)       (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.62)      (0.38)      (0.15)       (0.02)      (0.10)
Net Asset Value, End of Period                                  $ 14.71     $ 13.64     $ 12.04      $ 11.08      $ 8.57
Total Return..............................................       12.68%      16.65%      10.09%       29.63%     (6.08)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $31,387     $16,978      $6,197       $2,145      $1,394
     Ratio of Expenses to Average Net Assets..............        0.72%       0.72%       0.72%        0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.        0.72%       0.61%       0.41%        0.47%       0.38%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.59     $ 12.02     $ 11.07       $ 8.57      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.06        0.03         0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        1.88        1.05         2.48      (0.58)
                          Total From Investment Operations         1.66        1.94        1.08         2.51      (0.56)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.04)      (0.01)       (0.01)      (0.02)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.59)      (0.37)      (0.13)       (0.01)      (0.09)
Net Asset Value, End of Period                                  $ 14.66     $ 13.59     $ 12.02      $ 11.07      $ 8.57
Total Return..............................................       12.53%      16.40%       9.82%       29.30%     (6.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,315     $17,216      $9,549       $3,069      $1,348
     Ratio of Expenses to Average Net Assets..............        0.90%       0.90%       0.90%        0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.        0.55%       0.42%       0.23%        0.28%       0.20%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                             2006        2005
MIDCAP S&P 400 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 13.44     $ 11.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.54        1.89
                          Total From Investment Operations   1.60        1.91
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.02)      (0.04)
     Distributions from Realized Gains.................... (0.55)      (0.33)
                         Total Dividends and Distributions (0.57)      (0.37)
Net Asset Value, End of Period                            $ 14.47     $ 13.44
Total Return.............................................. 12.23%      16.30%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $2,468        $326
     Ratio of Expenses to Average Net Assets..............  1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets.  0.40%       0.15%
     Portfolio Turnover Rate..............................  31.7%       52.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.29     $ 11.77     $ 10.84       $ 8.42      $ 9.07
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.04        0.01       (0.01)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.53        1.85        1.04         2.43      (0.58)
                          Total From Investment Operations         1.61        1.89        1.05         2.42      (0.58)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.58)      (0.37)      (0.12)           -       (0.07)
Net Asset Value, End of Period                                  $ 14.32     $ 13.29     $ 11.77      $ 10.84      $ 8.42
Total Return(b)...........................................       12.44%      16.31%       9.72%       28.74%     (6.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $34,547     $27,806     $19,932      $13,620      $6,373
     Ratio of Expenses to Average Net Assets..............        0.91%       0.99%       1.04%        1.28%       1.10%
     Ratio of Gross Expenses to Average Net Assets(c).....           -%          -%       1.04%        1.48%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.54%       0.35%       0.11%      (0.10)%       0.00%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 11.90     $ 10.95       $ 8.48      $ 9.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.17        0.14        0.12         0.09        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57        1.88        1.05         2.45      (0.58)
                          Total From Investment Operations         1.74        2.02        1.17         2.54      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.05)      (0.10)       (0.07)      (0.09)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.69)      (0.38)      (0.22)       (0.07)      (0.16)
Net Asset Value, End of Period                                  $ 14.59     $ 13.54     $ 11.90      $ 10.95      $ 8.48
Total Return..............................................       13.27%      17.25%      10.74%       30.23%     (5.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,591      $1,305         $12          $11          $8
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        1.22%       1.05%       1.01%        1.03%       0.95%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.07     $ 11.11       $ 8.60      $ 9.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.13        0.09         0.07        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        1.90        1.06         2.49      (0.55)
                          Total From Investment Operations         1.73        2.03        1.15         2.56      (0.51)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.05)      (0.07)       (0.05)      (0.07)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.66)      (0.38)      (0.19)       (0.05)      (0.14)
Net Asset Value, End of Period                                  $ 14.79     $ 13.72     $ 12.07      $ 11.11      $ 8.60
Total Return..............................................       12.96%      17.06%      10.39%       29.93%     (5.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $49,931     $31,845     $21,076      $15,280      $7,173
     Ratio of Expenses to Average Net Assets..............        0.41%       0.41%       0.41%        0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.        1.04%       0.93%       0.74%        0.77%       0.69%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP S&P 400 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.67     $ 12.05     $ 11.09       $ 8.59      $ 9.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.13        0.11        0.07         0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        1.89        1.06         2.48      (0.59)
                          Total From Investment Operations         1.71        2.00        1.13         2.54      (0.53)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)      (0.05)       (0.04)      (0.06)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)
                         Total Dividends and Distributions       (0.64)      (0.38)      (0.17)       (0.04)      (0.13)
Net Asset Value, End of Period                                  $ 14.74     $ 13.67     $ 12.05      $ 11.09      $ 8.59
Total Return..............................................       12.87%      16.82%      10.29%       29.70%     (5.99)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,981      $5,575      $2,565       $1,607      $1,087
     Ratio of Expenses to Average Net Assets..............        0.53%       0.53%       0.53%        0.53%       0.52%
     Ratio of Net Investment Income to Average Net Assets.        0.90%       0.81%       0.61%        0.67%       0.58%
     Portfolio Turnover Rate..............................        31.7%       52.1%       55.9%        41.4%       48.5%


(a) Calculated based on average shares outstanding during the period.

(b)  Total return is calculated without the contingent deferred sales charge.

(c) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.39     $ 12.92     $ 11.77       $ 9.73      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.07        0.05         0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.25        1.16         2.03        0.03
                          Total From Investment Operations         2.07        2.32        1.21         2.09        0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.06)       (0.05)      (0.05)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.15)      (0.85)      (0.06)       (0.05)      (0.32)
Net Asset Value, End of Period                                  $ 14.31     $ 14.39     $ 12.92      $ 11.77      $ 9.73
Total Return..............................................       16.08%      18.65%      10.35%       21.64%       0.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $786        $315      $1,587       $1,024      $1,223
     Ratio of Expenses to Average Net Assets..............        1.22%       1.22%       1.16%        1.20%       1.21%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.23%(   b)     1.22%(b)    1.22%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.80%       0.51%       0.43%        0.58%       0.50%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.40     $ 12.96     $ 11.80       $ 9.72      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.05        0.03         0.05        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.99        2.23        1.17         2.07        0.02
                          Total From Investment Operations         2.07        2.28        1.20         2.12        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.04)       (0.04)      (0.03)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.13)      (0.84)      (0.04)       (0.04)      (0.30)
Net Asset Value, End of Period                                  $ 14.34     $ 14.40     $ 12.96      $ 11.80      $ 9.72
Total Return..............................................       15.99%      18.32%      10.20%       21.86%       0.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,112        $438        $155          $89        $704
     Ratio of Expenses to Average Net Assets..............        1.40%       1.40%       1.34%        1.36%       1.39%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.41%(b)     1.40%(b)    1.40%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.59%       0.33%       0.24%        0.45%       0.32%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


                                                             2006        2005
MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 14.34     $ 12.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............   0.07        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.98        2.18
                          Total From Investment Operations   2.05        2.22
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.03)      (0.02)
     Distributions from Realized Gains.................... (2.08)      (0.82)
                         Total Dividends and Distributions (2.11)      (0.84)
Net Asset Value, End of Period                            $ 14.28     $ 14.34
Total Return.............................................. 15.93%      17.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $93         $49
     Ratio of Expenses to Average Net Assets..............  1.53%       1.53%
     Ratio of Net Investment Income to Average Net Assets.  0.50%       0.26%
     Portfolio Turnover Rate.............................. 102.8%      167.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.26     $ 12.85     $ 11.68       $ 9.68      $ 9.91
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.05        0.02         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.20        1.16         2.01        0.04
                          Total From Investment Operations         2.06        2.25        1.18         2.02        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.01)       (0.02)      (0.01)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.13)      (0.84)      (0.01)       (0.02)      (0.28)
Net Asset Value, End of Period                                  $ 14.19     $ 14.26     $ 12.85      $ 11.68      $ 9.68
Total Return(e)...........................................       16.12%      18.24%      10.15%       20.88%       0.24%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $129,753    $111,378     $77,354      $47,750     $20,879
     Ratio of Expenses to Average Net Assets..............        1.34%       1.41%       1.47%        1.70%       1.58%
     Ratio of Gross Expenses to Average Net Assets(c).....           -%          -%    1.48%(b)     1.77%(b)    1.60%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.71%       0.34%       0.12%        0.06%       0.13%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.79     $ 12.92     $ 11.77       $ 9.73      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.19        0.13         0.08        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.03        2.53        1.15         2.07        0.04
                          Total From Investment Operations         2.23        2.72        1.28         2.15        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.03)      (0.13)       (0.11)      (0.11)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.23)      (0.85)      (0.13)       (0.11)      (0.38)
Net Asset Value, End of Period                                  $ 14.79     $ 14.79     $ 12.92      $ 11.77      $ 9.73
Total Return..............................................       16.83%   22.00%(d)      10.98%       22.33%       1.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,893      $5,054        $806          $92          $9
     Ratio of Expenses to Average Net Assets..............        0.65%       0.65%       0.59%        0.65%       0.64%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.67%(b)     0.65%(b)    0.65%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.40%       1.31%       1.03%        0.86%       1.08%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.38     $ 12.89     $ 11.74       $ 9.77     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.12        0.09         0.11        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.97        2.22        1.16         1.94      (0.04)
                          Total From Investment Operations         2.12        2.34        1.25         2.05        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.03)      (0.10)       (0.08)      (0.08)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.19)      (0.85)      (0.10)       (0.08)      (0.35)
Net Asset Value, End of Period                                  $ 14.31     $ 14.38     $ 12.89      $ 11.74      $ 9.77
Total Return..............................................       16.51%      18.89%      10.72%       21.21%       0.92%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,430        $995        $206          $95        $709
     Ratio of Expenses to Average Net Assets..............        0.91%       0.91%       0.86%        0.88%       0.90%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.92%(b)     0.91%(b)    0.91%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.13%       0.86%       0.72%        0.94%       0.81%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.30     $ 12.83     $ 11.69       $ 9.76      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.10        0.08         0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.97        2.22        1.15         1.90        0.01
                          Total From Investment Operations         2.09        2.32        1.23         2.00        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.03)      (0.09)       (0.07)      (0.07)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)
                         Total Dividends and Distributions       (2.18)      (0.85)      (0.09)       (0.07)      (0.34)
Net Asset Value, End of Period                                  $ 14.21     $ 14.30     $ 12.83      $ 11.69      $ 9.76
Total Return..............................................       16.33%      18.80%      10.54%       20.68%       0.91%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,357        $176         $45          $37        $708
     Ratio of Expenses to Average Net Assets..............        1.03%       1.03%       0.96%        0.99%       1.01%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.04%(b)     1.03%(b)    1.02%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.88%       0.72%       0.63%        0.85%       0.70%
     Portfolio Turnover Rate..............................       102.8%      167.8%      225.4%       186.5%      172.2%


(a) Calculated based on average shares outstanding during the period.


(b)  Expense ratio without commission rebates.

(c) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.

(d)  During 2005, the Class  experienced a significant  withdrawal of monies. As the remaining  shareholders  held  relatively  small  positions,  the total return amounts expressed herein are greater than those that would have been experienced  without the withdrawal.  In addition,  the Class experienced a
     reimbursement   from  the  Manager  relating  to  a  prior  period  expense adjustment.  The total  return  amounts  expressed  herein are greater than those that would have been experienced without the reimbursement.

(e)  Total return is calculated without the contingent deferred sales charge.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02          -            -         0.01
                          Total From Investment Operations         0.04        0.02          -            -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)          -            -       (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)          -            -       (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        3.96%       1.99%       0.28%        0.32%       1.06%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $15,280      $8,665      $7,413       $4,581      $2,070
     Ratio of Expenses to Average Net Assets..............        0.97%       0.97%       0.97%        0.97%       0.97%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -% 0.97%(    b)          -%
     Ratio of Net Investment Income to Average Net Assets.        3.96%       1.98%       0.31%        0.29%       0.91%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02          -            -         0.01
                          Total From Investment Operations         0.04        0.02          -            -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)          -            -       (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)          -            -       (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        3.77%       1.81%       0.13%        0.16%       0.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,517      $9,180      $6,394       $5,494        $564
     Ratio of Expenses to Average Net Assets..............        1.15%       1.15%       1.12%        1.13%       1.15%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.15%(b)     1.15%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        3.66%       1.77%       0.15%        0.12%       0.88%


                                                              2006        2005
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................  $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............    0.04        0.02
                          Total From Investment Operations    0.04        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................  (0.04)      (0.02)
                         Total Dividends and Distributions  (0.04)      (0.02)
Net Asset Value, End of Period                              $ 1.00      $ 1.00
Total Return..............................................   3.64%       1.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............  $1,578      $8,627
     Ratio of Expenses to Average Net Assets..............   1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.   3.30%       2.43%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02          -            -         0.01
                          Total From Investment Operations         0.04        0.02          -            -         0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)          -            -       (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)          -            -       (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return(c)...........................................        3.82%       1.79%       0.08%        0.06%       0.68%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $157,486    $143,460    $132,551      $95,332     $36,795
     Ratio of Expenses to Average Net Assets..............        1.11%       1.15%       1.17%        1.21%       1.35%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.11%       1.15%       1.43%        1.54%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.76%       1.78%       0.09%        0.04%       0.59%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.03        0.01         0.01        0.02
                          Total From Investment Operations         0.04        0.03        0.01         0.01        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.01)       (0.01)      (0.02)
                         Total Dividends and Distributions       (0.04)      (0.03)      (0.01)       (0.01)      (0.02)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        4.55%       2.56%       0.85%        0.89%       1.64%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,403    $140,592     $56,277      $23,684      $1,522
     Ratio of Expenses to Average Net Assets..............        0.40%       0.40%       0.40%        0.40%       0.40%
     Ratio of Net Investment Income to Average Net Assets.        4.11%       2.67%       0.89%        0.78%       1.53%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02        0.01         0.01        0.01
                          Total From Investment Operations         0.04        0.02        0.01         0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)      (0.01)       (0.01)      (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)      (0.01)       (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        4.28%       2.30%       0.59%        0.64%       1.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $41,532     $30,291     $14,599       $8,431      $1,949
     Ratio of Expenses to Average Net Assets..............        0.66%       0.66%       0.66%        0.66%       0.66%
     Ratio of Net Investment Income to Average Net Assets.        4.25%       2.30%       0.61%        0.55%       1.39%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.02        0.01         0.01        0.01
                          Total From Investment Operations         0.04        0.02        0.01         0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.02)      (0.01)       (0.01)      (0.01)
                         Total Dividends and Distributions       (0.04)      (0.02)      (0.01)       (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
Total Return..............................................        4.16%       2.17%       0.46%        0.49%       1.26%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,614      $3,495      $1,484          $10         $10
     Ratio of Expenses to Average Net Assets..............        0.78%       0.78%       0.78%        0.63%       0.77%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%          -%     0.78%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        4.23%       2.28%       0.49%        0.37%       1.25%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without the Manager's voluntary expense limit.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Managers' voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

                                                             2006       2005(a)
                                                             ----       ----
PARTNERS GLOBAL EQUITY FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................$ 10.21     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.04        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.88        0.17
                          Total From Investment Operations   1.92        0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.01)          -
                         Total Dividends and Distributions (0.01)          -
Net Asset Value, End of Period                            $ 12.12     $ 10.21
Total Return.............................................. 18.78%  2.10%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $1,485         $10
     Ratio of Expenses to Average Net Assets..............  1.52% 1.52%(   d)
     Ratio of Net Investment Income to Average Net Assets.  0.36%    0.53%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


                                                             2006     2005(a)
                                                             ----     ----
PARTNERS GLOBAL EQUITY FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................$ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.88        0.21
                          Total From Investment Operations   1.90        0.23
Net Asset Value, End of Period                            $ 12.13     $ 10.23
Total Return.............................................. 18.57%    2.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $1,498         $40
     Ratio of Expenses to Average Net Assets..............  1.70%    1.70%(d)
     Ratio of Net Investment Income to Average Net Assets.  0.20%    0.24%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


                                                             2006     2005(a)
                                                             ----     ----
PARTNERS GLOBAL EQUITY FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 10.19     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.87        0.18
                          Total From Investment Operations   1.88        0.19
Net Asset Value, End of Period                            $ 12.07     $ 10.19
Total Return.............................................. 18.45%    1.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $317         $22
     Ratio of Expenses to Average Net Assets..............  1.83%    1.83%(d)
     Ratio of Net Investment Income to Average Net Assets.  0.10%    0.16%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


                                                             2006     2005(a)
                                                             ----     ----
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period......................$ 10.25     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.12        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.86        0.18
                          Total From Investment Operations   1.98        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.07)          -
                         Total Dividends and Distributions (0.07)          -
Net Asset Value, End of Period                            $ 12.16     $ 10.25
Total Return.............................................. 19.39%    2.50%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$20,145     $11,184
     Ratio of Expenses to Average Net Assets..............  0.95%    0.95%(d)
     Ratio of Net Investment Income to Average Net Assets.  1.02%    1.10%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


                                                             2006     2005(a)
                                                             ----     ----
PARTNERS GLOBAL EQUITY FUND
Preferred shares
Net Asset Value, Beginning of Period......................$ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.10        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.84        0.17
                          Total From Investment Operations   1.94        0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.04)          -
                         Total Dividends and Distributions (0.04)          -
Net Asset Value, End of Period                            $ 12.13     $ 10.23
Total Return.............................................. 19.02%    2.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $250         $10
     Ratio of Expenses to Average Net Assets..............  1.21%    1.21%(d)
     Ratio of Net Investment Income to Average Net Assets.  0.85%    0.85%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


                                                             2006     2005(a)
                                                             ----     ----
PARTNERS GLOBAL EQUITY FUND
Select shares
Net Asset Value, Beginning of Period......................$ 10.22     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.05          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   1.89        0.22
                          Total From Investment Operations   1.94        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.03)          -
                         Total Dividends and Distributions (0.03)          -
Net Asset Value, End of Period                            $ 12.13     $ 10.22
Total Return.............................................. 18.99%    2.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $1,585        $834
     Ratio of Expenses to Average Net Assets..............  1.33%    1.33%(d)
     Ratio of Net Investment Income to Average Net Assets.  0.48%    0.07%(d)
     Portfolio Turnover Rate..............................  61.2%    37.1%(d)


(a) Period from March 1, 2005, date operations commenced, through October 31, 2005.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total  return  amounts  have  not  been  annualized.

(d)  Computed on an annualized basis.

                                                             2006        2005     2004(a)
                                                             ----        ----     ----
PARTNERS INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................$ 12.65     $ 10.87     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.11        0.11      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.02        1.80        0.56
                          Total From Investment Operations   3.13        1.91        0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.03)      (0.04)          -
     Distributions from Realized Gains.................... (0.41)      (0.09)          -
                         Total Dividends and Distributions (0.44)      (0.13)          -
Net Asset Value, End of Period                            $ 15.34     $ 12.65     $ 10.87
Total Return.............................................. 25.45%      17.66%  5.13%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$16,367      $7,195         $89
     Ratio of Expenses to Average Net Assets..............  1.66%       1.67% 1.65%(   d)
     Ratio of Gross Expenses to Average Net Assets........     -%          -% 1.67%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.  0.77%       0.92%  (0.74)%(d)
     Portfolio Turnover Rate..............................  66.1%       60.1%    78.8%(d)


                                                             2006        2005     2004(a)
                                                             ----        ----     ----
PARTNERS INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................$ 12.62     $ 10.86     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.08        0.08      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.02        1.81        0.57
                          Total From Investment Operations   3.10        1.89        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     -       (0.04)          -
     Distributions from Realized Gains.................... (0.41)      (0.09)          -
                         Total Dividends and Distributions (0.41)      (0.13)          -
Net Asset Value, End of Period                            $ 15.31     $ 12.62     $ 10.86
Total Return.............................................. 25.28%      17.47%    5.03%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$15,001      $7,835      $1,715
     Ratio of Expenses to Average Net Assets..............  1.84%       1.85%    1.83%(d)
     Ratio of Gross Expenses to Average Net Assets........     -%          -% 1.85%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.  0.55%       0.63%  (1.21)%(d)
     Portfolio Turnover Rate..............................  66.1%       60.1%    78.8%(d)


                                                             2006        2005
PARTNERS INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................$ 12.66     $ 10.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.06        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.03        1.82
                          Total From Investment Operations   3.09        1.83
Less Dividends and Distributions:
     Dividends from Net Investment Income.................     -       (0.04)
     Distributions from Realized Gains.................... (0.41)      (0.09)
                         Total Dividends and Distributions (0.41)      (0.13)
Net Asset Value, End of Period                            $ 15.34     $ 12.66
Total Return.............................................. 25.09%      16.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $2,041        $339
     Ratio of Expenses to Average Net Assets..............  1.97%       1.98%
     Ratio of Net Investment Income to Average Net Assets.  0.45%       0.11%
     Portfolio Turnover Rate..............................  66.1%       60.1%


                                                             2006        2005     2004(f)
                                                             ----        ----     ----
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................$ 12.74     $ 10.89     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.18        0.17        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.05        1.82        0.83
                          Total From Investment Operations   3.23        1.99        0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.10)      (0.05)          -
     Distributions from Realized Gains.................... (0.41)      (0.09)          -
                         Total Dividends and Distributions (0.51)      (0.14)          -
Net Asset Value, End of Period                            $ 15.46     $ 12.74     $ 10.89
Total Return.............................................. 26.22%      18.33%    8.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............874,559    $537,573    $193,488
     Ratio of Expenses to Average Net Assets..............  1.09%       1.10%    1.09%(d)
     Ratio of Gross Expenses to Average Net Assets........     -%          -% 1.10%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.  1.26%       1.31%    0.63%(d)
     Portfolio Turnover Rate..............................  66.1%       60.1%    78.8%(d)


                                                             2006        2005     2004(a)
                                                             ----        ----     ----
PARTNERS INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................$ 12.69     $ 10.88     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.15        0.13        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.04        1.81        0.53
                          Total From Investment Operations   3.19        1.94        0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.07)      (0.04)          -
     Distributions from Realized Gains.................... (0.41)      (0.09)          -
                         Total Dividends and Distributions (0.48)      (0.13)          -
Net Asset Value, End of Period                            $ 15.40     $ 12.69     $ 10.88
Total Return.............................................. 25.92%      17.95%    5.22%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............$24,331     $13,279         $12
     Ratio of Expenses to Average Net Assets..............  1.35%       1.36%    1.34%(d)
     Ratio of Gross Expenses to Average Net Assets........     -%          -% 1.36%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.  1.06%       1.07%    0.21%(d)
     Portfolio Turnover Rate..............................  66.1%       60.1%    78.8%(d)


                                                             2006        2005     2004(a)
                                                             ----        ----     ----
PARTNERS INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................$ 12.68     $ 10.88     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............   0.12        0.13      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................   3.05        1.80        0.55
                          Total From Investment Operations   3.17        1.93        0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income................. (0.05)      (0.04)          -
     Distributions from Realized Gains.................... (0.41)      (0.09)          -
                         Total Dividends and Distributions (0.46)      (0.13)          -
Net Asset Value, End of Period                            $ 15.39     $ 12.68     $ 10.88
Total Return.............................................. 25.79%      17.84%    5.22%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands)............. $8,930      $4,807        $191
     Ratio of Expenses to Average Net Assets..............  1.47%       1.48%    1.47%(d)
     Ratio of Gross Expenses to Average Net Assets........     -%          -% 1.48%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.  0.86%       1.04%  (0.15)%(d)
     Portfolio Turnover Rate..............................  66.1%       60.1%    78.8%(d)

(a) Period from June 1, 2004, date operations commenced, through October 31, 2004. (b) Calculated based on average shares outstanding during the period.

(c) Total return amounts have not been annualized. (d) Computed on an annualized basis.

(e) Expense ratio without commission rebates.

(f) Period from December 29, 2003, date operations commenced, through October 31, 2004.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.27     $ 10.10      $ 9.36       $ 8.14      $ 9.07
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.07        0.03         0.05        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        0.76        0.74         1.17      (0.95)
                          Total From Investment Operations         1.52        0.83        0.77         1.22      (0.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.09)      (0.03)           -       (0.02)
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.47)      (0.66)      (0.03)           -       (0.02)
Net Asset Value, End of Period                                  $ 11.32     $ 10.27     $ 10.10       $ 9.36      $ 8.14
Total Return..............................................       15.24%       8.39%       8.27%       14.99%    (10.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $34,442     $25,026     $23,026      $12,025      $1,075
     Ratio of Expenses to Average Net Assets..............        1.31%       1.32%       1.30%        1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.32%(   b)     1.32%(b)    1.32%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.52%       0.66%       0.27%        0.57%       0.64%
     Portfolio Turnover Rate..............................        52.1% 51.8%(   c)       93.9%        41.7%       71.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.22     $ 10.06      $ 9.33       $ 8.12      $ 9.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.04        0.01         0.04        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        0.78        0.74         1.17      (0.94)
                          Total From Investment Operations         1.48        0.82        0.75         1.21      (0.92)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.09)      (0.02)           -           -
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.45)      (0.66)      (0.02)           -           -
Net Asset Value, End of Period                                  $ 11.25     $ 10.22     $ 10.06       $ 9.33      $ 8.12
Total Return..............................................       14.91%       8.30%       7.99%       14.90%    (10.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $31,309     $29,275     $22,390      $11,290      $1,385
     Ratio of Expenses to Average Net Assets..............        1.49%       1.50%       1.47%        1.50%       1.48%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.50%(b)     1.50%(b)    1.50%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.36%       0.42%       0.09%        0.42%       0.47%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)       93.9%        41.7%       71.9%


                                                                   2006        2005
PARTNERS LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.30     $ 10.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.83
                          Total From Investment Operations         1.48        0.81
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.09)
     Distributions from Realized Gains....................       (0.44)      (0.57)
                         Total Dividends and Distributions       (0.44)      (0.66)
Net Asset Value, End of Period                                  $ 11.34     $ 10.30
Total Return..............................................       14.74%       8.11%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,343        $257
     Ratio of Expenses to Average Net Assets..............        1.62%       1.63%
     Ratio of Net Investment Income to Average Net Assets.        0.12%     (0.17)%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.10      $ 9.95      $ 9.22       $ 8.05      $ 8.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.04          -          0.01        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        0.77        0.73         1.16      (0.99)
                          Total From Investment Operations         1.48        0.81        0.73         1.17      (0.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.09)          -            -           -
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.46)      (0.66)          -            -           -
Net Asset Value, End of Period                                  $ 11.12     $ 10.10      $ 9.95       $ 9.22      $ 8.05
Total Return(d)...........................................       15.02%       8.29%       7.95%       14.53%    (10.46)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $109,445     $69,766     $43,662      $20,880      $5,315
     Ratio of Expenses to Average Net Assets..............        1.42%       1.49%       1.53%        1.70%       1.68%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.56%(b)     1.92%(b)    1.70%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.40%       0.41%       0.04%        0.17%       0.24%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)       93.9%        41.7%       71.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.37     $ 10.14      $ 9.40       $ 8.17      $ 9.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.12        0.08         0.10        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.78        0.75         1.17      (0.93)
                          Total From Investment Operations         1.59        0.90        0.83         1.27      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.10)      (0.09)       (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.53)      (0.67)      (0.09)       (0.04)      (0.07)
Net Asset Value, End of Period                                  $ 11.43     $ 10.37     $ 10.14       $ 9.40      $ 8.17
Total Return..............................................       15.84%       9.03%       8.84%       15.68%     (9.66)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $627,235    $557,357    $464,035     $289,273    $138,527
     Ratio of Expenses to Average Net Assets..............        0.74%       0.75%       0.72%        0.74%       0.73%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)     0.75%(b)    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.11%       1.21%       0.85%        1.13%       1.23%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)       93.9%        41.7%       71.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.32     $ 10.11      $ 9.38       $ 8.15      $ 9.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.10        0.06         0.08        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        0.77        0.73         1.17      (0.92)
                          Total From Investment Operations         1.55        0.87        0.79         1.25      (0.88)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.09)      (0.06)       (0.02)      (0.05)
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.50)      (0.66)      (0.06)       (0.02)      (0.05)
Net Asset Value, End of Period                                  $ 11.37     $ 10.32     $ 10.11       $ 9.38      $ 8.15
Total Return..............................................       15.52%       8.82%       8.47%       15.42%     (9.82)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $45,989     $42,290     $34,283      $21,346      $3,811
     Ratio of Expenses to Average Net Assets..............        1.00%       1.01%       0.98%        1.00%       0.99%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.01%(b)     1.01%(b)    1.01%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.86%       0.94%       0.59%        0.89%       0.96%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)       93.9%        41.7%       71.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.33     $ 10.14      $ 9.40       $ 8.15      $ 9.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.08        0.04         0.07        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.77        0.75         1.19      (0.97)
                          Total From Investment Operations         1.55        0.85        0.79         1.26      (0.90)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.09)      (0.05)       (0.01)      (0.03)
     Distributions from Realized Gains....................       (0.44)      (0.57)          -            -           -
                         Total Dividends and Distributions       (0.49)      (0.66)      (0.05)       (0.01)      (0.03)
Net Asset Value, End of Period                                  $ 11.39     $ 10.33     $ 10.14       $ 9.40      $ 8.15
Total Return..............................................       15.46%       8.58%       8.43%       15.53%     (9.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,614      $8,554      $5,776       $2,132        $816
     Ratio of Expenses to Average Net Assets..............        1.12%       1.13%       1.11%        1.12%       1.11%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.13%(b)     1.13%(b)    1.12%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.73%       0.74%       0.44%        0.78%       0.83%
     Portfolio Turnover Rate..............................        52.1%    51.8%(c)       93.9%        41.7%       71.9%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and
     $136,000 from portfolio realignment.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.38      $ 7.76      $ 7.16       $ 6.06      $ 7.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.08        0.04         0.04        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.12        0.64        0.60         1.09      (1.52)
                          Total From Investment Operations         1.18        0.72        0.64         1.13      (1.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.06)      (0.04)       (0.03)      (0.04)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.07)      (0.10)      (0.04)       (0.03)      (0.04)
Net Asset Value, End of Period                                   $ 9.49      $ 8.38      $ 7.76       $ 7.16      $ 6.06
Total Return..............................................       14.13%       9.24%       8.89%       18.75%    (19.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,784      $1,095      $1,325       $1,887      $1,285
     Ratio of Expenses to Average Net Assets..............        1.02%       1.02%       1.01%        1.01%       1.02%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.02%(   b)     1.02%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.72%       0.99%       0.53%        0.62%       0.51%
     Portfolio Turnover Rate..............................        65.1% 148.8%(  c)       76.5%        82.9%       89.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.34      $ 7.74      $ 7.15       $ 6.05      $ 7.57
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.05        0.06        0.03         0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.11        0.64        0.58         1.09      (1.52)
                          Total From Investment Operations         1.16        0.70        0.61         1.12      (1.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.06)      (0.02)       (0.02)      (0.02)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.05)      (0.10)      (0.02)       (0.02)      (0.02)
Net Asset Value, End of Period                                   $ 9.45      $ 8.34      $ 7.74       $ 7.15      $ 6.05
Total Return..............................................       14.00%       8.99%       8.58%       18.57%    (19.84)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,353      $3,573      $2,272       $2,169        $757
     Ratio of Expenses to Average Net Assets..............        1.20%       1.20%       1.19%        1.20%       1.20%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.20%(b)     1.20%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.57%       0.70%       0.34%        0.41%       0.30%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)       76.5%        82.9%       89.4%


                                                                   2006        2005
PARTNERS LARGECAP BLEND FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.31      $ 7.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.11        0.63
                          Total From Investment Operations         1.14        0.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.06)
     Distributions from Realized Gains....................       (0.03)      (0.04)
                         Total Dividends and Distributions       (0.04)      (0.10)
Net Asset Value, End of Period                                   $ 9.41      $ 8.31
Total Return..............................................       13.78%       8.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $671         $11
     Ratio of Expenses to Average Net Assets..............        1.33%       1.33%
     Ratio of Net Investment Income to Average Net Assets.        0.38%       0.70%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.27      $ 7.67      $ 7.08       $ 6.00      $ 7.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.06        0.02         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.64        0.58         1.08      (1.51)
                          Total From Investment Operations         1.15        0.70        0.60         1.09      (1.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.06)      (0.01)       (0.01)      (0.01)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.05)      (0.10)      (0.01)       (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 9.37      $ 8.27      $ 7.67       $ 7.08      $ 6.00
Total Return(d)...........................................       14.01%       9.06%       8.45%       18.16%    (20.02)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,534     $33,926     $25,189      $15,775      $8,756
     Ratio of Expenses to Average Net Assets..............        1.14%       1.20%       1.26%        1.44%       1.40%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.26%(b)     1.50%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.64%       0.78%       0.28%        0.19%       0.12%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)       76.5%        82.9%       89.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.38      $ 7.72      $ 7.13       $ 6.03      $ 7.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.13        0.08         0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.63        0.59         1.09      (1.51)
                          Total From Investment Operations         1.22        0.76        0.67         1.17      (1.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.06)      (0.08)       (0.07)      (0.08)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.12)      (0.10)      (0.08)       (0.07)      (0.08)
Net Asset Value, End of Period                                   $ 9.48      $ 8.38      $ 7.72       $ 7.13      $ 6.03
Total Return..............................................       14.67%       9.86%       9.42%       19.52%    (19.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,233          $9          $9           $8          $7
     Ratio of Expenses to Average Net Assets..............        0.45%       0.45%       0.45%        0.44%       0.45%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.45%(b)     0.45%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.65%       1.58%       1.10%        1.21%       1.05%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)       76.5%        82.9%       89.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.42      $ 7.78      $ 7.18       $ 6.08      $ 7.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.11        0.06         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.11        0.63        0.60         1.09      (1.51)
                          Total From Investment Operations         1.21        0.74        0.66         1.15      (1.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.06)      (0.06)       (0.05)      (0.06)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.10)      (0.06)       (0.05)      (0.06)
Net Asset Value, End of Period                                   $ 9.54      $ 8.42      $ 7.78       $ 7.18      $ 6.08
Total Return..............................................       14.54%       9.50%       9.21%       19.05%    (19.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,869      $3,470      $2,518       $2,930      $1,498
     Ratio of Expenses to Average Net Assets..............        0.71%       0.71%       0.70%        0.70%       0.71%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.71%(b)     0.71%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        1.08%       1.28%       0.84%        0.92%       0.84%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)       76.5%        82.9%       89.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP BLEND FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 8.39      $ 7.76      $ 7.17       $ 6.07      $ 7.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.08        0.05         0.05        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.11        0.65        0.59         1.09      (1.53)
                          Total From Investment Operations         1.19        0.73        0.64         1.14      (1.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.06)      (0.05)       (0.04)      (0.05)
     Distributions from Realized Gains....................       (0.03)      (0.04)          -            -           -
                         Total Dividends and Distributions       (0.08)      (0.10)      (0.05)       (0.04)      (0.05)
Net Asset Value, End of Period                                   $ 9.50      $ 8.39      $ 7.76       $ 7.17      $ 6.07
Total Return..............................................       14.33%       9.39%       8.94%       18.94%    (19.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,436      $1,834        $348         $897        $759
     Ratio of Expenses to Average Net Assets..............        0.83%       0.83%       0.82%        0.82%       0.82%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.83%(b)     0.83%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.94%       0.94%       0.71%        0.82%       0.67%
     Portfolio Turnover Rate..............................        65.1%   148.8%(c)       76.5%        82.9%       89.4%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

                                                                   2006        2005        2004         2003(a)
                                                                   ----        ----        ----         ----
PARTNERS LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.66     $ 11.72     $ 11.97      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.03)      (0.06)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.64        0.65      (0.19)         2.02
                          Total From Investment Operations         0.60        0.62      (0.25)         1.97
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.19     $ 11.66     $ 11.72      $ 11.97
Total Return..............................................        5.11%       5.28%     (2.09)%  19.70%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,497      $1,967        $144         $120
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.55% 1.54%(    d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   e) 1.57%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.32)%     (0.22)%     (0.53)%   (0.51)%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.60     $ 11.69     $ 11.95      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.03)      (0.10)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.64        0.62      (0.16)         2.01
                          Total From Investment Operations         0.58        0.59      (0.26)         1.95
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.11     $ 11.60     $ 11.69      $ 11.95
Total Return..............................................        4.96%       5.02%     (2.18)%    19.50%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,918      $2,393      $2,251         $119
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.75%     1.72%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(e) 1.75%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.50)%     (0.27)%     (0.88)%   (0.69)%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)


                                                                   2006        2005
PARTNERS LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.75     $ 11.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.66        0.76
                          Total From Investment Operations         0.58        0.64
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)
                         Total Dividends and Distributions       (0.07)      (0.68)
Net Asset Value, End of Period                                  $ 12.26     $ 11.75
Total Return..............................................        4.90%       5.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $351        $317
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.65)%     (1.00)%
     Portfolio Turnover Rate..............................       156.7%       87.9%


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.56     $ 11.65     $ 11.93      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.04)      (0.09)       (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.64        0.63      (0.19)         2.02
                          Total From Investment Operations         0.58        0.59      (0.28)         1.93
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.07     $ 11.56     $ 11.65      $ 11.93
Total Return(f)...........................................        4.98%       5.04%     (2.35)%    19.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,390      $8,187      $5,451       $2,609
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.80%     1.94%(d)
     Ratio of Gross Expenses to Average Net Assets(g).....        1.94%       2.13%    2.36%(e) 6.94%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.53)%     (0.32)%     (0.77)%   (0.95)%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.85     $ 11.85     $ 12.03      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.02          -          0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.65        0.66      (0.18)         2.02
                          Total From Investment Operations         0.69        0.68      (0.18)         2.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.08)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.46     $ 11.85     $ 11.85      $ 12.03
Total Return..............................................        5.83%       5.75%     (1.50)%    20.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $125,730    $330,258      $5,331       $5,414
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.98%     0.97%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(e) 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.31%       0.13%       0.04%     0.06%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.78     $ 11.79     $ 12.00      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -         0.04      (0.03)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.65        0.63      (0.18)         2.02
                          Total From Investment Operations         0.65        0.67      (0.21)         2.00
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.36     $ 11.78     $ 11.79      $ 12.00
Total Return..............................................        5.48%       5.69%     (1.75)%    20.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $19         $31        $118         $120
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.24%     1.23%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(e) 1.26%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.02)%       0.38%     (0.22)%   (0.20)%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 11.77     $ 11.99      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)        0.03      (0.04)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.66        0.62      (0.18)         2.02
                          Total From Investment Operations         0.64        0.65      (0.22)         1.99
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.31     $ 11.74     $ 11.77      $ 11.99
Total Return..............................................        5.42%       5.52%     (1.83)%    19.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $18         $17        $118         $120
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.36%     1.35%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(e) 1.38%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.16)%       0.27%     (0.34)%   (0.32)%(d)
     Portfolio Turnover Rate..............................       156.7%       87.9%      129.3%     64.8%(d)



(a) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return amounts have not been annualized. (d) Computed on an annualized basis.

(e)  Expense ratio without commission rebates.

(f)  Total return is calculated without the contingent deferred sales charge.

(g) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.03      $ 7.25      $ 6.99       $ 6.11      $ 7.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............           -           -       (0.02)       (0.01)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.82        0.28         0.89      (1.36)
                          Total From Investment Operations         0.52        0.82        0.26         0.88      (1.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)          -            -           -
Net Asset Value, End of Period                                   $ 8.24      $ 8.03      $ 7.25       $ 6.99      $ 6.11
Total Return..............................................        6.42%      11.29%       3.72%       14.40%    (17.99)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $28,652     $32,154     $31,356      $21,390      $4,903
     Ratio of Expenses to Average Net Assets..............        1.31%       1.31%       1.25%        1.32%       1.32%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.32%(   b)     1.32%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.03)%     (0.05)%     (0.35)%      (0.21)%     (0.35)%
     Portfolio Turnover Rate..............................        58.5% 66.5%(   c)      157.8%       130.9%      182.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 7.84      $ 7.09      $ 6.85       $ 5.99      $ 7.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.02)      (0.04)       (0.02)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.50        0.81        0.28         0.88      (1.45)
                          Total From Investment Operations         0.49        0.79        0.24         0.86      (1.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)          -            -           -
Net Asset Value, End of Period                                   $ 8.02      $ 7.84      $ 7.09       $ 6.85      $ 5.99
Total Return..............................................        6.18%      11.10%       3.50%       14.36%    (19.38)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,690     $22,933     $20,800      $16,776      $1,858
     Ratio of Expenses to Average Net Assets..............        1.49%       1.49%       1.43%        1.50%       1.50%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.50%(b)     1.50%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.18)%     (0.27)%     (0.52)%      (0.38)%     (0.51)%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)      157.8%       130.9%      182.9%


                                                                   2006        2005
PARTNERS LARGECAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.04      $ 7.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.53        0.86
                          Total From Investment Operations         0.49        0.79
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)      (0.04)
Net Asset Value, End of Period                                   $ 8.22      $ 8.04
Total Return..............................................        6.02%      10.78%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $834        $250
     Ratio of Expenses to Average Net Assets..............        1.62%       1.62%
     Ratio of Net Investment Income to Average Net Assets.      (0.49)%     (0.92)%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 7.63      $ 6.91      $ 6.70       $ 5.89      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.02)      (0.04)      (0.06)       (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.49        0.79        0.27         0.86      (1.40)
                          Total From Investment Operations         0.47        0.75        0.21         0.81      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.03)          -            -           -
Net Asset Value, End of Period                                   $ 7.79      $ 7.63      $ 6.91       $ 6.70      $ 5.89
Total Return(d)...........................................        6.09%      10.94%       3.13%       13.75%    (19.43)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $37,584     $27,706     $17,673       $9,744      $4,306
     Ratio of Expenses to Average Net Assets..............        1.54%       1.65%       1.72%        1.89%       1.70%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.54%       1.65%    1.78%(b)     2.27%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.31)%     (0.49)%     (0.82)%      (0.76)%     (0.73)%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)      157.8%       130.9%      182.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.11      $ 7.28      $ 7.00       $ 6.09      $ 7.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.04        0.02         0.02          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.83        0.28         0.90      (1.41)
                          Total From Investment Operations         0.56        0.87        0.30         0.92      (1.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)      (0.02)       (0.01)          -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)      (0.02)       (0.01)          -
Net Asset Value, End of Period                                   $ 8.36      $ 8.11      $ 7.28       $ 7.00      $ 6.09
Total Return..............................................        6.86%      11.98%       4.28%       15.14%    (18.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $926,591    $775,660    $625,707     $513,520    $289,691
     Ratio of Expenses to Average Net Assets..............        0.74%       0.74%       0.68%        0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)     0.75%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.52%       0.48%       0.23%        0.39%       0.25%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)      157.8%       130.9%      182.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.05      $ 7.25      $ 6.96       $ 6.06      $ 7.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.02        0.02          -          0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.52        0.82        0.29         0.89      (1.42)
                          Total From Investment Operations         0.54        0.84        0.29         0.90      (1.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)          -            -           -
Net Asset Value, End of Period                                   $ 8.28      $ 8.05      $ 7.25       $ 6.96      $ 6.06
Total Return..............................................        6.66%      11.59%       4.18%       14.85%    (18.88)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $28,122     $29,758     $26,763      $23,056     $14,373
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.94%        1.01%       1.01%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.01%(b)     1.01%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.25%       0.23%     (0.03)%        0.13%       0.05%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)      157.8%       130.9%      182.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 7.98      $ 7.19      $ 6.92       $ 6.04      $ 7.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.03        0.01      (0.01)           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.49        0.82        0.28         0.88      (1.41)
                          Total From Investment Operations         0.52        0.83        0.27         0.88      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -            -           -
     Distributions from Realized Gains....................       (0.31)          -           -            -           -
                         Total Dividends and Distributions       (0.31)      (0.04)          -            -           -
Net Asset Value, End of Period                                   $ 8.19      $ 7.98      $ 7.19       $ 6.92      $ 6.04
Total Return..............................................        6.46%      11.54%       3.90%       14.57%    (19.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,732      $3,441      $4,064       $1,825        $778
     Ratio of Expenses to Average Net Assets..............        1.12%       1.12%       1.07%        1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.13%(b)     1.13%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.41%       0.16%     (0.17)%        0.01%     (0.18)%
     Portfolio Turnover Rate..............................        58.5%    66.5%(c)      157.8%       130.9%      182.9%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense  ratio without  commission  rebates.

(c) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 decreased on March 1, 2004 and ceased on February 28, 2006.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 7.94      $ 7.58      $ 7.18       $ 6.12      $ 7.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.02)      (0.05)       (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.53        0.45         1.10      (1.24)
                          Total From Investment Operations         0.84        0.51        0.40         1.06      (1.29)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.15)          -            -           -
Net Asset Value, End of Period                                   $ 8.69      $ 7.94      $ 7.58       $ 7.18      $ 6.12
Total Return..............................................       10.64%       6.76%       5.57%       17.32%    (17.41)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,440      $8,540      $6,532       $4,761        $613
     Ratio of Expenses to Average Net Assets..............        1.56%       1.57%       1.57%        1.57%       1.57%
     Ratio of Net Investment Income to Average Net Assets.      (0.47)%     (0.27)%     (0.66)%      (0.60)%     (0.64)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 7.87      $ 7.54      $ 7.14       $ 6.10      $ 7.39
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.05)      (0.04)      (0.06)       (0.05)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.52        0.46         1.09      (1.23)
                          Total From Investment Operations         0.83        0.48        0.40         1.04      (1.29)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.15)          -            -           -
Net Asset Value, End of Period                                   $ 8.61      $ 7.87      $ 7.54       $ 7.14      $ 6.10
Total Return..............................................       10.60%       6.38%       5.60%       17.05%    (17.46)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,511     $13,504      $7,582       $1,835        $611
     Ratio of Expenses to Average Net Assets..............        1.74%       1.75%       1.75%        1.75%       1.75%
     Ratio of Net Investment Income to Average Net Assets.      (0.65)%     (0.46)%     (0.85)%      (0.74)%     (0.82)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


                                                                   2006        2005
PARTNERS LARGECAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.11      $ 7.76
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        0.57
                          Total From Investment Operations         0.84        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (0.09)      (0.13)
                         Total Dividends and Distributions       (0.09)      (0.15)
Net Asset Value, End of Period                                   $ 8.86      $ 8.11
Total Return..............................................       10.41%       6.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $420        $164
     Ratio of Expenses to Average Net Assets..............        1.87%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.77)%     (0.84)%
     Portfolio Turnover Rate..............................       143.4%       95.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................       $ 7.71      $ 7.38      $ 7.00       $ 5.99      $ 7.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.05)      (0.03)      (0.06)       (0.06)      (0.21)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        0.51        0.44         1.07      (1.07)
                          Total From Investment Operations         0.81        0.48        0.38         1.01      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.15)          -            -           -
Net Asset Value, End of Period                                   $ 8.43      $ 7.71      $ 7.38       $ 7.00      $ 5.99
Total Return(b)...........................................       10.56%       6.52%       5.43%       16.86%    (17.61)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,866     $10,661      $7,723       $4,234      $2,425
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.79%        1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(c).....        1.87%       2.00%       2.10%        2.97%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.66)%     (0.45)%     (0.88)%      (0.93)%     (1.01)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.17      $ 7.76      $ 7.30       $ 6.19      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01        0.01      (0.01)           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        0.56        0.47         1.11      (1.25)
                          Total From Investment Operations         0.92        0.57        0.46         1.11      (1.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.10)      (0.16)          -            -           -
Net Asset Value, End of Period                                   $ 8.99      $ 8.17      $ 7.76       $ 7.30      $ 6.19
Total Return..............................................       11.30%       7.31%       6.30%       17.93%    (16.80)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $766,512    $715,195    $170,809      $56,784      $3,266
     Ratio of Expenses to Average Net Assets..............        0.99%       1.00%       1.00%        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        0.11%       0.12%     (0.10)%      (0.05)%     (0.07)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.05      $ 7.67      $ 7.25       $ 6.15      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)          -       (0.03)       (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        0.54        0.45         1.11      (1.26)
                          Total From Investment Operations         0.89        0.54        0.42         1.10      (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.16)          -            -           -
Net Asset Value, End of Period                                   $ 8.85      $ 8.05      $ 7.67       $ 7.25      $ 6.15
Total Return..............................................       11.12%       6.97%       5.79%       17.89%    (17.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,520     $20,415     $15,288         $974        $843
     Ratio of Expenses to Average Net Assets..............        1.25%       1.26%       1.26%        1.26%       1.26%
     Ratio of Net Investment Income to Average Net Assets.      (0.18)%       0.05%     (0.39)%      (0.23)%     (0.33)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................       $ 8.02      $ 7.64      $ 7.22       $ 6.14      $ 7.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.02)      (0.02)      (0.04)       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        0.55        0.46         1.10      (1.25)
                          Total From Investment Operations         0.87        0.53        0.42         1.08      (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -           -
     Distributions from Realized Gains....................       (0.09)      (0.13)          -            -           -
                         Total Dividends and Distributions       (0.09)      (0.15)          -            -           -
Net Asset Value, End of Period                                   $ 8.80      $ 8.02      $ 7.64       $ 7.22      $ 6.14
Total Return..............................................       10.91%       6.99%       5.82%       17.59%    (17.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,798     $15,970      $1,940         $723        $615
     Ratio of Expenses to Average Net Assets..............        1.37%       1.38%       1.38%        1.38%       1.37%
     Ratio of Net Investment Income to Average Net Assets.      (0.28)%     (0.24)%     (0.48)%      (0.35)%     (0.44)%
     Portfolio Turnover Rate..............................       143.4%       95.2%      124.7%       193.9%      176.7%


(a)  Calculated based on average shares outstanding during the period.

(b)  Total return is calculated without the contingent deferred sales charge.

(c) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.73     $ 12.92     $ 11.64       $ 9.57     $ 10.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.17        0.13        0.11         0.13      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.55        0.95        1.27         1.98      (0.79)
                          Total From Investment Operations         2.72        1.08        1.38         2.11      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.17)      (0.10)       (0.04)          -
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.61)      (0.27)      (0.10)       (0.04)      (0.04)
Net Asset Value, End of Period                                  $ 15.84     $ 13.73     $ 12.92      $ 11.64      $ 9.57
Total Return..............................................       20.49%       8.44%      11.95%       22.16%     (7.73)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $93,399     $58,191     $34,752      $12,058      $2,797
     Ratio of Expenses to Average Net Assets..............        1.34%       1.35%       1.36%        1.34%       1.37%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.37%(   b)     1.37%(b)    1.37%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.15%       0.97%       0.90%        1.21%       0.99%
     Portfolio Turnover Rate..............................        20.7% 28.1%(   c)       26.4%        16.2%        7.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.35     $ 12.59     $ 11.35       $ 9.33     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.11        0.09         0.11      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.48        0.92        1.24         1.94      (1.01)
                          Total From Investment Operations         2.62        1.03        1.33         2.05      (1.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.17)      (0.09)       (0.03)          -
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.59)      (0.27)      (0.09)       (0.03)      (0.04)
Net Asset Value, End of Period                                  $ 15.38     $ 13.35     $ 12.59      $ 11.35      $ 9.33
Total Return..............................................       20.27%       8.24%      11.73%       21.99%     (9.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $61,713     $43,523     $33,241      $12,287      $4,013
     Ratio of Expenses to Average Net Assets..............        1.52%       1.53%       1.54%        1.52%       1.55%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.55%(b)     1.55%(b)    1.55%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.99%       0.81%       0.72%        1.03%       0.90%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)       26.4%        16.2%        7.8%


                                                                   2006        2005
PARTNERS LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.41     $ 12.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51        0.93
                          Total From Investment Operations         2.62        0.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.17)
     Distributions from Realized Gains....................       (0.51)      (0.10)
                         Total Dividends and Distributions       (0.57)      (0.27)
Net Asset Value, End of Period                                  $ 15.46     $ 13.41
Total Return..............................................       20.17%       7.85%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,896        $383
     Ratio of Expenses to Average Net Assets..............        1.65%       1.66%
     Ratio of Net Investment Income to Average Net Assets.        0.78%       0.43%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.34     $ 12.58     $ 11.34       $ 9.33     $ 10.42
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.10        0.08         0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.48        0.93        1.23         1.94      (1.07)
                          Total From Investment Operations         2.63        1.03        1.31         2.02      (1.05)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.17)      (0.07)       (0.01)          -
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.59)      (0.27)      (0.07)       (0.01)      (0.04)
Net Asset Value, End of Period                                  $ 15.38     $ 13.34     $ 12.58      $ 11.34      $ 9.33
Total Return(d)...........................................       20.37%       8.25%      11.56%       21.64%    (10.13)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $104,621     $69,104     $41,043      $16,843      $5,816
     Ratio of Expenses to Average Net Assets..............        1.47%       1.54%       1.63%        1.75%       1.75%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.64%(b)     2.01%(b)    1.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.03%       0.78%       0.64%        0.79%       0.68%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)       26.4%        16.2%        7.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 12.67     $ 11.42       $ 9.39     $ 10.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.21        0.18         0.18        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51        0.94        1.24         1.95      (1.07)
                          Total From Investment Operations         2.76        1.15        1.42         2.13      (0.96)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.18)      (0.17)       (0.10)      (0.06)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.69)      (0.28)      (0.17)       (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 15.61     $ 13.54     $ 12.67      $ 11.42      $ 9.39
Total Return..............................................       21.18%       9.14%      12.56%       22.86%     (9.32)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $2,028,156  $1,397,435  $1,170,226     $964,633    $441,889
     Ratio of Expenses to Average Net Assets..............        0.77%       0.78%       0.78%        0.77%       0.80%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.80%(b)     0.80%(b)    0.80%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.73%       1.58%       1.50%        1.79%       1.59%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)       26.4%        16.2%        7.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 12.68     $ 11.43       $ 9.40     $ 10.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.21        0.17        0.15         0.16          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.52        0.94        1.24         1.94      (0.97)
                          Total From Investment Operations         2.73        1.11        1.39         2.10      (0.97)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.18)      (0.14)       (0.07)      (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.66)      (0.28)      (0.14)       (0.07)      (0.07)
Net Asset Value, End of Period                                  $ 15.58     $ 13.51     $ 12.68      $ 11.43      $ 9.40
Total Return..............................................       20.91%       8.79%      12.26%       22.52%     (9.37)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $116,652     $67,032     $45,729      $25,399     $10,021
     Ratio of Expenses to Average Net Assets..............        1.03%       1.04%       1.04%        1.03%       1.06%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.06%(b)     1.06%(b)    1.06%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.46%       1.29%       1.23%        1.53%       1.44%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)       26.4%        16.2%        7.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.46     $ 12.64     $ 11.39       $ 9.38     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.19        0.15        0.12         0.15        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.50        0.95        1.26         1.92      (1.11)
                          Total From Investment Operations         2.69        1.10        1.38         2.07      (0.99)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.18)      (0.13)       (0.06)      (0.02)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)
                         Total Dividends and Distributions       (0.64)      (0.28)      (0.13)       (0.06)      (0.06)
Net Asset Value, End of Period                                  $ 15.51     $ 13.46     $ 12.64      $ 11.39      $ 9.38
Total Return..............................................       20.69%       8.73%      12.17%       22.21%     (9.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $42,774     $23,754     $13,694         $992        $979
     Ratio of Expenses to Average Net Assets..............        1.15%       1.16%       1.17%        1.15%       1.17%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.18%(b)     1.18%(b)    1.17%(b)
     Ratio of Net Investment Income to Average Net Assets.        1.34%       1.14%       0.98%        1.42%       1.22%
     Portfolio Turnover Rate..............................        20.7%    28.1%(c)       26.4%        16.2%        7.8%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.
                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS LARGECAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.72     $ 10.51     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.01        1.20        0.48
                          Total From Investment Operations         2.10        1.25        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.16)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.66     $ 11.72     $ 10.51
Total Return..............................................       18.04%      11.88%  5.10%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,338        $376         $10
     Ratio of Expenses to Average Net Assets..............        1.37%       1.37% 1.37%(   d)
     Ratio of Net Investment Income to Average Net Assets.        0.70%       0.48%    0.64%(d)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS LARGECAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.69     $ 10.50     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.01        1.17        0.48
                          Total From Investment Operations         2.07        1.23        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.14)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.62     $ 11.69     $ 10.50
Total Return..............................................       17.78%      11.69%    5.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,462         $19         $10
     Ratio of Expenses to Average Net Assets..............        1.55%       1.55%    1.55%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.48%       0.56%    0.47%(d)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(d)


                                                                   2006        2005
PARTNERS LARGECAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.71     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.04        1.14
                          Total From Investment Operations         2.07        1.18
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)
     Distributions from Realized Gains....................       (0.13)          -
                         Total Dividends and Distributions       (0.13)      (0.03)
Net Asset Value, End of Period                                  $ 13.65     $ 11.71
Total Return..............................................       17.78%      11.23%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,691        $390
     Ratio of Expenses to Average Net Assets..............        1.68%       1.68%
     Ratio of Net Investment Income to Average Net Assets.        0.24%       0.34%
     Portfolio Turnover Rate..............................        41.3%       58.9%


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.53     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.16        0.14        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.04        1.17        0.48
                          Total From Investment Operations         2.20        1.31        0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.23)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.77     $ 11.80     $ 10.53
Total Return..............................................       18.85%      12.49%    5.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $563,868    $287,911      $5,225
     Ratio of Expenses to Average Net Assets..............        0.80%       0.80%    0.80%(d)
     Ratio of Net Investment Income to Average Net Assets.        1.29%       1.26%    1.22%(d)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS LARGECAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.77     $ 10.52     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.13        0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.02        1.17        0.48
                          Total From Investment Operations         2.15        1.29        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.20)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.72     $ 11.77     $ 10.52
Total Return..............................................       18.42%      12.28%    5.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,758      $2,594         $11
     Ratio of Expenses to Average Net Assets..............        1.06%       1.06%    1.06%(d)
     Ratio of Net Investment Income to Average Net Assets.        1.03%       1.02%    0.97%(d)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS LARGECAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 10.52     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.11        0.10        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.02        1.16        0.48
                          Total From Investment Operations         2.13        1.26        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.18)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.69     $ 11.74     $ 10.52
Total Return..............................................       18.32%      11.99%    5.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,271         $12         $11
     Ratio of Expenses to Average Net Assets..............        1.18%       1.18%    1.18%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.84%       0.92%    0.82%(d)
     Portfolio Turnover Rate..............................        41.3%       58.9%    32.7%(d)

(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.09     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.63        0.03
                          Total From Investment Operations         1.75        0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.18)          -
Net Asset Value, End of Period                                  $ 11.66     $ 10.09
Total Return..............................................       17.49%  0.90%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,913        $554
     Ratio of Expenses to Average Net Assets..............        1.42% 1.42%(   d)
     Ratio of Net Investment Income to Average Net Assets.        1.12%    0.69%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.02
                          Total From Investment Operations         1.71        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.16)          -
Net Asset Value, End of Period                                  $ 11.63     $ 10.08
Total Return..............................................       17.10%    0.80%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $639         $59
     Ratio of Expenses to Average Net Assets..............        1.60%    1.60%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.83%    0.70%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.01
                          Total From Investment Operations         1.70        0.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.14)          -
Net Asset Value, End of Period                                  $ 11.62     $ 10.06
Total Return..............................................       17.08%    0.60%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $142         $11
     Ratio of Expenses to Average Net Assets..............        1.73%    1.73%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.75%    0.55%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006     2005(a)
                                                                  ----     ----
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.14     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.02
                          Total From Investment Operations         1.80        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 11.71     $ 10.14
Total Return..............................................       18.08%    1.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $242,210    $196,340
     Ratio of Expenses to Average Net Assets..............        0.85%    0.85%(d)
     Ratio of Net Investment Income to Average Net Assets.        1.72%    1.46%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.13     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.16        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.01
                          Total From Investment Operations         1.78        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.21)          -
Net Asset Value, End of Period                                  $ 11.70     $ 10.13
Total Return..............................................       17.79%    1.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,545        $457
     Ratio of Expenses to Average Net Assets..............        1.11%    1.11%(d)
     Ratio of Net Investment Income to Average Net Assets.        1.44%    1.42%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS LARGECAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.67        0.02
                          Total From Investment Operations         1.76        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.20)          -
Net Asset Value, End of Period                                  $ 11.67     $ 10.11
Total Return..............................................       17.58%    1.10%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $12         $10
     Ratio of Expenses to Average Net Assets..............        1.23%    1.23%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.90%    1.05%(d)
     Portfolio Turnover Rate..............................        14.8%    19.8%(d)

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.99      $ 7.66      $ 7.45       $ 5.30      $ 6.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.08)      (0.10)      (0.09)       (0.09)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        1.43        0.30         2.24      (1.16)
                          Total From Investment Operations         0.80        1.33        0.21         2.15      (1.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.72      $ 8.99      $ 7.66       $ 7.45      $ 5.30
Total Return..............................................        8.87%      17.36%       2.82%       40.57%    (18.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $29,290     $17,158     $13,413       $4,371      $1,296
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.47%        1.56%       1.57%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   b)     1.57%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%     (1.19)%     (1.17)%      (1.33)%     (1.35)%
     Portfolio Turnover Rate..............................       145.8% 185.7%(  c)      163.7%       163.3%      225.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.78      $ 7.49      $ 7.30       $ 5.21      $ 6.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.09)      (0.11)      (0.10)       (0.09)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.40        0.29         2.18      (1.19)
                          Total From Investment Operations         0.76        1.29        0.19         2.09      (1.29)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.47      $ 8.78      $ 7.49       $ 7.30      $ 5.21
Total Return..............................................        8.63%      17.22%       2.60%       40.12%    (19.85)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,823      $9,866      $6,991       $2,461        $653
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.65%        1.74%       1.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(b)     1.75%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.98)%     (1.37)%     (1.35)%      (1.52)%     (1.53)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)      163.7%       163.3%      225.6%


                                                                   2006        2005
PARTNERS MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.72      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.11)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.41
                          Total From Investment Operations         0.74        1.28
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                   $ 9.39      $ 8.72
Total Return..............................................        8.46%      17.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $528        $156
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (1.18)%     (1.60)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.43      $ 7.20      $ 7.03       $ 5.03      $ 6.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.09)      (0.12)      (0.12)       (0.10)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.81        1.35        0.29         2.10      (1.16)
                          Total From Investment Operations         0.72        1.23        0.17         2.00      (1.25)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.08      $ 8.43      $ 7.20       $ 7.03      $ 5.03
Total Return(d)...........................................        8.51%      17.08%       2.42%       39.76%    (19.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,963     $22,011     $15,436       $9,625      $2,648
     Ratio of Expenses to Average Net Assets..............        1.78%       1.89%       1.92%        1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.78%       1.89%    2.02%(b)     2.72%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.02)%     (1.51)%     (1.63)%      (1.73)%     (1.72)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)      163.7%       163.3%      225.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.80      $ 7.45      $ 7.20       $ 5.10      $ 6.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.02)      (0.06)      (0.04)       (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.85        1.41        0.29         2.14      (1.16)
                          Total From Investment Operations         0.83        1.35        0.25         2.10      (1.21)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.56      $ 8.80      $ 7.45       $ 7.20      $ 5.10
Total Return..............................................        9.41%      18.12%       3.47%       41.18%    (19.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $324,293    $275,439          $9           $8          $6
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.89%        0.99%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(b)     1.00%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.22)%     (0.65)%     (0.60)%      (0.76)%     (0.78)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)      163.7%       163.3%      225.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.04      $ 7.67      $ 7.43       $ 5.26      $ 6.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.05)      (0.07)      (0.07)       (0.07)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.87        1.44        0.31         2.24      (1.23)
                          Total From Investment Operations         0.82        1.37        0.24         2.17      (1.26)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.79      $ 9.04      $ 7.67       $ 7.43      $ 5.26
Total Return..............................................        9.05%      17.86%       3.23%       41.25%    (19.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,099     $10,711      $8,533       $7,384      $1,155
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.15%        1.24%       1.26%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(b)     1.26%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.48)%     (0.88)%     (0.86)%      (1.03)%     (1.04)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)      163.7%       163.3%      225.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 8.95      $ 7.61      $ 7.38       $ 5.25      $ 6.52
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.08)      (0.09)      (0.08)       (0.07)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        1.43        0.31         2.20      (1.20)
                          Total From Investment Operations         0.81        1.34        0.23         2.13      (1.27)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -           -            -           -
                         Total Dividends and Distributions       (0.07)          -           -            -           -
Net Asset Value, End of Period                                   $ 9.69      $ 8.95      $ 7.61       $ 7.38      $ 5.25
Total Return..............................................        9.03%      17.61%       3.12%       40.57%    (19.48)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,680        $226        $124         $408        $657
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.24%        1.37%       1.37%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(b)     1.38%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.77)%     (1.01)%     (0.99)%      (1.14)%     (1.15)%
     Portfolio Turnover Rate..............................       145.8%   185.7%(c)      163.7%       163.3%      225.6%

(a)  Calculated based on average shares outstanding during the period.
(b)  Expense ratio without commission rebates.
(c) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
(d)  Total return is calculated without the contingent deferred sales charge.
(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.16     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.07)      (0.10)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.61        1.74      (0.04)
                          Total From Investment Operations         1.54        1.64      (0.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.62     $ 11.80     $ 10.16
Total Return..............................................       13.38%      16.14%  (0.78)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,601      $1,206        $735
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57% 1.44%(   d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.59)%     (0.88)%  (0.86)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.77     $ 10.15     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.09)      (0.12)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.60        1.74      (0.04)
                          Total From Investment Operations         1.51        1.62      (0.09)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.56     $ 11.77     $ 10.15
Total Return..............................................       13.15%      15.96%  (0.88)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,729        $522        $241
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%    1.72%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.75%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.74)%     (1.05)%  (1.22)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)


                                                                   2006        2005
PARTNERS MIDCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.11)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.60        1.74
                          Total From Investment Operations         1.49        1.61
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -
                         Total Dividends and Distributions       (0.72)          -
Net Asset Value, End of Period                                  $ 12.57     $ 11.80
Total Return..............................................       12.93%      15.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $232        $130
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.87)%     (1.09)%
     Portfolio Turnover Rate..............................       133.4%       84.5%


                                                                   2006        2005     2004(f)
                                                                   ----        ----     ----
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 10.18     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        1.75        0.22
                          Total From Investment Operations         1.62        1.72        0.18
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.80     $ 11.90     $ 10.18
Total Return..............................................       13.97%      16.90%    1.80%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $249,162    $250,351    $128,884
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%    0.98%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.01%     (0.30)%  (0.49)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.87     $ 10.17     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.61        1.76      (0.04)
                          Total From Investment Operations         1.58        1.70      (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.73     $ 11.87     $ 10.17
Total Return..............................................       13.65%      16.72%  (0.68)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,295      $1,016        $161
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%    1.23%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.26%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.28)%     (0.56)%  (0.67)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 11.83     $ 10.17     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.61        1.74      (0.03)
                          Total From Investment Operations         1.56        1.66      (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.67     $ 11.83     $ 10.17
Total Return..............................................       13.52%      16.32%  (0.68)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,065        $314         $10
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%    1.35%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.38%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.40)%     (0.70)%  (0.86)%(d)
     Portfolio Turnover Rate..............................       133.4%       84.5%    91.1%(d)

(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.
(f) Period from December 29, 2003, date operations commenced, through October 31, 2004.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.70     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.10)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.78
                          Total From Investment Operations         1.06        0.70
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.72     $ 10.70
Total Return..............................................        9.95%  7.00%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,831      $1,289
     Ratio of Expenses to Average Net Assets..............        1.57% 1.57%(   d)
     Ratio of Net Investment Income to Average Net Assets.      (0.88)%  (0.95)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.10)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.13        0.79
                          Total From Investment Operations         1.03        0.69
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.68     $ 10.69
Total Return..............................................        9.67%    6.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,707        $210
     Ratio of Expenses to Average Net Assets..............        1.75%    1.75%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.89)%  (1.15)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.68     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.14)      (0.11)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.79
                          Total From Investment Operations         1.02        0.68
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.66     $ 10.68
Total Return..............................................        9.59%    6.80%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,958         $47
     Ratio of Expenses to Average Net Assets..............        1.88%    1.88%(d)
     Ratio of Net Investment Income to Average Net Assets.      (1.20)%  (1.28)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.02)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.83
                          Total From Investment Operations         1.14        0.80
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.90     $ 10.80
Total Return..............................................       10.60%    8.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $538,894    $445,559
     Ratio of Expenses to Average Net Assets..............        1.00%    1.00%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.14)%  (0.29)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.73     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.06)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.78
                          Total From Investment Operations         1.10        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.79     $ 10.73
Total Return..............................................       10.29%    7.30%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,270      $1,000
     Ratio of Expenses to Average Net Assets..............        1.26%    1.26%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.48)%  (0.55)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)


                                                                   2006     2005(a)
                                                                   ----     ----
PARTNERS MIDCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 10.71     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.79
                          Total From Investment Operations         1.08        0.71
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 11.75     $ 10.71
Total Return..............................................       10.12%    7.10%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,179        $808
     Ratio of Expenses to Average Net Assets..............        1.38%    1.38%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.66)%  (0.88)%(d)
     Portfolio Turnover Rate..............................       160.5%   126.4%(d)

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.93     $ 13.84     $ 12.03       $ 9.39      $ 9.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.02      (0.05)      (0.05)       (0.05)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.17        2.12        2.02         2.69        0.04
                          Total From Investment Operations         2.19        2.07        1.97         2.64        0.01
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -
Net Asset Value, End of Period                                  $ 15.79     $ 14.93     $ 13.84      $ 12.03      $ 9.39
Total Return..............................................       15.37%      15.44%      16.53%       28.12%       0.11%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $31,636     $19,278      $6,176       $3,305      $1,449
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.54%        1.55%       1.57%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   b)     1.57%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.16%     (0.34)%     (0.37)%      (0.46)%     (0.45)%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.60     $ 13.57     $ 11.82       $ 9.24      $ 9.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............           -       (0.07)      (0.07)       (0.07)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.11        2.08        1.98         2.65      (0.08)
                          Total From Investment Operations         2.11        2.01        1.91         2.58      (0.13)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -
Net Asset Value, End of Period                                  $ 15.38     $ 14.60     $ 13.57      $ 11.82      $ 9.24
Total Return..............................................       15.16%      15.29%      16.31%       27.92%     (1.39)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,997     $19,167      $5,874       $2,962      $1,177
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.72%        1.73%       1.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(b)     1.75%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.02)%     (0.52)%     (0.54)%      (0.67)%     (0.64)%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005
PARTNERS MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.99     $ 13.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.03)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.18        2.16
                          Total From Investment Operations         2.15        2.04
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)
                         Total Dividends and Distributions       (1.33)      (0.98)
Net Asset Value, End of Period                                  $ 15.81     $ 14.99
Total Return..............................................       15.02%      15.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,365        $145
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.17)%     (0.78)%
     Portfolio Turnover Rate..............................       151.4%       87.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.46     $ 13.46     $ 11.75       $ 9.21      $ 9.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)      (0.09)      (0.10)       (0.09)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.09        2.07        1.97         2.63      (0.10)
                          Total From Investment Operations         2.08        1.98        1.87         2.54      (0.14)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -
Net Asset Value, End of Period                                  $ 15.21     $ 14.46     $ 13.46      $ 11.75      $ 9.21
Total Return(c)...........................................       15.09%      15.19%      16.06%       27.58%     (1.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,782     $75,737     $32,930      $12,295      $4,573
     Ratio of Expenses to Average Net Assets..............        1.80%       1.85%       1.93%        1.94%       1.95%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.80%       1.85%    1.96%(b)     2.49%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.07)%     (0.61)%     (0.77)%      (0.89)%     (0.94)%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.12     $ 13.92     $ 12.04       $ 9.34      $ 9.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.03        0.02         0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        2.15        2.03         2.69      (0.04)
                          Total From Investment Operations         2.30        2.18        2.05         2.70      (0.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -       (0.01)           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
     Tax Return of Capital Distribution...................           -           -           -            -       (0.02)
                         Total Dividends and Distributions       (1.37)      (0.98)      (0.17)           -       (0.03)
Net Asset Value, End of Period                                  $ 16.05     $ 15.12     $ 13.92      $ 12.04      $ 9.34
Total Return..............................................       16.01%      16.18%      17.15%       28.91%     (0.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $466,928    $390,104    $215,174      $78,679     $21,210
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.97%        0.98%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(b)     1.00%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.73%       0.23%       0.19%        0.07%       0.00%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.97     $ 13.83     $ 11.98       $ 9.33      $ 9.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.07          -       (0.01)       (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.18        2.12        2.02         2.67      (0.06)
                          Total From Investment Operations         2.25        2.12        2.01         2.65      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -           -
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
                         Total Dividends and Distributions       (1.34)      (0.98)      (0.16)           -           -
Net Asset Value, End of Period                                  $ 15.88     $ 14.97     $ 13.83      $ 11.98      $ 9.33
Total Return..............................................       15.74%      15.83%      16.93%       28.40%     (0.83)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,731     $20,643      $5,440       $3,154      $1,485
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.23%        1.24%       1.26%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(b)     1.26%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.47%     (0.02)%     (0.05)%      (0.18)%     (0.16)%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.88     $ 13.77     $ 11.95       $ 9.31      $ 9.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.05      (0.02)      (0.01)       (0.03)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.16        2.11        1.99         2.67      (0.07)
                          Total From Investment Operations         2.21        2.09        1.98         2.64      (0.09)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -
Net Asset Value, End of Period                                  $ 15.76     $ 14.88     $ 13.77      $ 11.95      $ 9.31
Total Return..............................................       15.57%      15.67%      16.72%       28.36%     (0.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,598     $11,180        $945       $1,565        $932
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.35%        1.36%       1.37%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(b)     1.38%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.34%     (0.15)%     (0.11)%      (0.29)%     (0.24)%
     Portfolio Turnover Rate..............................       151.4%       87.9%       49.9%        49.7%       80.0%

(a)  Calculated based on average shares outstanding during the period.
(b)  Expense ratio without commission rebates.
(c)  Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on February 28, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.24     $ 11.43     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01      (0.02)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.00        0.84
                          Total From Investment Operations         1.97        1.98        0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.12)      (0.17)          -
Net Asset Value, End of Period                                  $ 14.09     $ 13.24     $ 11.43
Total Return..............................................       15.84%      17.53%  7.93%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,180      $1,696        $339
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57% 1.57%(   d)
     Ratio of Net Investment Income to Average Net Assets.        0.07%     (0.11)%  (0.08)%(d)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.21     $ 11.43     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.95        1.99        0.85
                          Total From Investment Operations         1.94        1.95        0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.12)      (0.17)          -
Net Asset Value, End of Period                                  $ 14.03     $ 13.21     $ 11.43
Total Return..............................................       15.62%      17.25%    7.93%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,132        $870         $11
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%    1.75%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.11)%     (0.28)%  (0.21)%(d)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(d)


                                                                   2006        2005
PARTNERS MIDCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.24     $ 11.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.95        2.02
                          Total From Investment Operations         1.92        1.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (1.12)      (0.13)
                         Total Dividends and Distributions       (1.12)      (0.17)
Net Asset Value, End of Period                                  $ 14.04     $ 13.24
Total Return..............................................       15.43%      17.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,189        $272
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.25)%     (0.46)%
     Portfolio Turnover Rate..............................        52.4%       59.4%


                                                                   2006        2005     2004(e)
                                                                   ----        ----     ----
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.34     $ 11.46     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.09        0.06        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.00        1.41
                          Total From Investment Operations         2.05        2.06        1.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.05)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.17)      (0.18)          -
Net Asset Value, End of Period                                  $ 14.22     $ 13.34     $ 11.46
Total Return..............................................       16.44%      18.16%   14.60%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $729,727    $515,611    $302,583
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%    1.00%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.68%       0.49%    0.57%(d)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.30     $ 11.45     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.00        0.84
                          Total From Investment Operations         2.01        2.02        0.86
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.14)      (0.17)          -
Net Asset Value, End of Period                                  $ 14.17     $ 13.30     $ 11.45
Total Return..............................................       16.11%      17.89%    8.12%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,085      $1,114         $57
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%    1.26%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.38%       0.13%    0.34%(d)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS MIDCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 13.27     $ 11.44     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03      (0.04)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.96        2.04        0.84
                          Total From Investment Operations         1.99        2.00        0.85
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.13)      (0.17)          -
Net Asset Value, End of Period                                  $ 14.13     $ 13.27     $ 11.44
Total Return..............................................       15.94%      17.71%    8.03%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,938        $891         $11
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%    1.38%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.24%     (0.27)%    0.16%(d)
     Portfolio Turnover Rate..............................        52.4%       59.4%    66.0%(d)

(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e) Period from December 29, 2003, date operations commenced, through October 31, 2004.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.29     $ 14.80     $ 13.56      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.08)      (0.07)      (0.05)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        1.83        2.10         3.62
                          Total From Investment Operations         1.36        1.76        2.05         3.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.27)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.50     $ 16.29     $ 14.80      $ 13.56
Total Return..............................................        8.52%      11.98%      15.88%  35.60%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,580      $2,945        $158         $136
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.54% 1.54%(    d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   e) 1.57%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.50)%     (0.43)%     (0.39)%   (0.60)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.19     $ 14.74     $ 13.54      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.11)      (0.11)      (0.09)       (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.44        1.83        2.10         3.61
                          Total From Investment Operations         1.33        1.72        2.01         3.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.27)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.37     $ 16.19     $ 14.74      $ 13.54
Total Return..............................................        8.38%      11.74%      15.59%    35.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,265        $965         $83         $135
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.72%     1.72%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(e) 1.75%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.67)%     (0.66)%     (0.66)%   (0.79)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)


                                                                   2006        2005
PARTNERS SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.41     $ 15.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.13)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.45        1.79
                          Total From Investment Operations         1.32        1.66
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (1.15)      (0.25)
                         Total Dividends and Distributions       (1.15)      (0.27)
Net Asset Value, End of Period                                  $ 16.58     $ 16.41
Total Return..............................................        8.20%      11.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $166         $41
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.82)%     (0.83)%
     Portfolio Turnover Rate..............................       109.8%      110.2%


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.54     $ 14.95     $ 13.62      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01          -         0.07           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        1.87        2.07         3.62
                          Total From Investment Operations         1.48        1.87        2.14         3.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.16)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.86     $ 16.54     $ 14.95      $ 13.62
Total Return..............................................        9.14%      12.59%      16.50%    36.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $220,551    $235,767    $159,678       $4,868
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.94%     0.97%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(e) 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.08%       0.01%       0.53%   (0.04)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.42     $ 14.88     $ 13.59      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.03)      (0.03)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        1.85        2.13         3.62
                          Total From Investment Operations         1.43        1.82        2.10         3.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.70     $ 16.42     $ 14.88      $ 13.59
Total Return..............................................        8.90%      12.28%      16.23%    35.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $315        $276         $71         $136
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.23%     1.23%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(e) 1.26%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.18)%     (0.21)%     (0.18)%   (0.30)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.37     $ 14.85     $ 13.58      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.06)      (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.45        1.86        2.11         3.62
                          Total From Investment Operations         1.40        1.80        2.08         3.58
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 16.62     $ 16.37     $ 14.85      $ 13.58
Total Return..............................................        8.74%      12.16%      16.09%    35.80%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,004        $355        $161         $136
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.35%     1.35%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(e) 1.38%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.30)%     (0.36)%     (0.20)%   (0.42)%(d)
     Portfolio Turnover Rate..............................       109.8%      110.2%      117.5%    111.5%(d)

(a) Period from December 30, 2002, date operations commenced, through October 31, 2003.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.37      $ 7.62      $ 7.00       $ 5.08      $ 7.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.13)      (0.12)      (0.11)       (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.01        0.87        0.73         2.00      (2.20)
                          Total From Investment Operations         0.88        0.75        0.62         1.92      (2.24)
Net Asset Value, End of Period                                   $ 9.25      $ 8.37      $ 7.62       $ 7.00      $ 5.08
Total Return..............................................       10.51%       9.84%       8.86%       37.80%    (30.60)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,583      $1,889      $2,579       $2,446      $1,092
     Ratio of Expenses to Average Net Assets..............        1.67%       1.67%       1.67%        1.66%       1.67%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.67%(   b)     1.67%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.37)%     (1.42)%     (1.49)%      (1.45)%     (1.47)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.30      $ 7.57      $ 6.96       $ 5.06      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.14)      (0.13)      (0.12)       (0.09)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.99        0.86        0.73         1.99      (2.19)
                          Total From Investment Operations         0.85        0.73        0.61         1.90      (2.25)
Net Asset Value, End of Period                                   $ 9.15      $ 8.30      $ 7.57       $ 6.96      $ 5.06
Total Return..............................................       10.24%       9.64%       8.76%       37.55%    (30.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $891        $878        $754       $1,136        $789
     Ratio of Expenses to Average Net Assets..............        1.85%       1.85%       1.85%        1.84%       1.85%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.85%(b)     1.85%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.56)%     (1.60)%     (1.67)%      (1.63)%     (1.65)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


                                                                   2006        2005
PARTNERS SMALLCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.52      $ 7.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.16)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.02        0.87
                          Total From Investment Operations         0.86        0.73
Net Asset Value, End of Period                                   $ 9.38      $ 8.52
Total Return..............................................       10.09%       9.37%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $43         $41
     Ratio of Expenses to Average Net Assets..............        1.98%       1.98%
     Ratio of Net Investment Income to Average Net Assets.      (1.69)%     (1.73)%
     Portfolio Turnover Rate..............................       100.3%       91.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.02      $ 7.33      $ 6.75       $ 4.92      $ 7.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.16)      (0.14)      (0.13)       (0.10)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.97        0.83        0.71         1.93      (2.14)
                          Total From Investment Operations         0.81        0.69        0.58         1.83      (2.20)
Net Asset Value, End of Period                                   $ 8.83      $ 8.02      $ 7.33       $ 6.75      $ 4.92
Total Return(c)...........................................       10.10%       9.41%       8.59%       37.20%    (30.90)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,581      $8,323      $8,026       $5,932      $1,386
     Ratio of Expenses to Average Net Assets..............        2.05%       2.05%       2.05%        2.05%       2.05%
     Ratio of Gross Expenses to Average Net Assets(d).....        2.08%       2.21%    2.24%(b)     3.39%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.76)%     (1.80)%     (1.86)%      (1.85)%     (1.85)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.59      $ 7.78      $ 7.10       $ 5.12      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.08)      (0.07)      (0.07)       (0.05)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.04        0.88        0.75         2.03      (2.19)
                          Total From Investment Operations         0.96        0.81        0.68         1.98      (2.23)
Net Asset Value, End of Period                                   $ 9.55      $ 8.59      $ 7.78       $ 7.10      $ 5.12
Total Return..............................................       11.18%      10.41%       9.58%       38.67%    (30.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $95,185    $122,265     $71,754      $60,637     $91,760
     Ratio of Expenses to Average Net Assets..............        1.10%       1.10%       1.10%        1.09%       1.10%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.10%(b)     1.10%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.82)%     (0.85)%     (0.92)%      (0.89)%     (0.90)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.54      $ 7.75      $ 7.09       $ 5.13      $ 7.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.10)      (0.09)      (0.09)       (0.07)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.02        0.88        0.75         2.03      (2.17)
                          Total From Investment Operations         0.92        0.79        0.66         1.96      (2.21)
Net Asset Value, End of Period                                   $ 9.46      $ 8.54      $ 7.75       $ 7.09      $ 5.13
Total Return..............................................       10.77%      10.19%       9.31%       38.21%    (30.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,360      $4,522      $1,858       $1,682        $931
     Ratio of Expenses to Average Net Assets..............        1.36%       1.36%       1.36%        1.35%       1.36%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.36%(b)     1.36%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.07)%     (1.11)%     (1.18)%      (1.15)%     (1.17)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................       $ 8.44      $ 7.68      $ 7.04       $ 5.10      $ 7.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.11)      (0.10)      (0.10)       (0.07)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.03        0.86        0.74         2.01      (2.15)
                          Total From Investment Operations         0.92        0.76        0.64         1.94      (2.24)
Net Asset Value, End of Period                                   $ 9.36      $ 8.44      $ 7.68       $ 7.04      $ 5.10
Total Return..............................................       10.90%       9.90%       9.09%       38.04%    (30.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $465         $93         $54         $706        $510
     Ratio of Expenses to Average Net Assets..............        1.48%       1.48%       1.48%        1.47%       1.47%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.48%(b)     1.48%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.      (1.18)%     (1.22)%     (1.30)%      (1.26)%     (1.27)%
     Portfolio Turnover Rate..............................       100.3%       91.5%       94.6%       333.6%      110.9%

(a)  Calculated based on average shares outstanding during the period.
(b)  Expense ratio without commission rebates.
(c)  Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.66      $ 7.93      $ 7.78       $ 5.68      $ 6.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.11)      (0.11)      (0.10)       (0.07)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.17        1.06        0.29         2.17      (0.57)
                          Total From Investment Operations         1.06        0.95        0.19         2.10      (0.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.24      $ 8.66      $ 7.93       $ 7.78      $ 5.68
Total Return..............................................       12.52%      12.07%       2.50%       36.97%     (9.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $15,126     $10,969      $7,430       $3,480      $1,419
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.53%        1.52%       1.56%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   b)     1.57%(b)    1.57%(b)
     Ratio of Net Investment Income to Average Net Assets.      (1.19)%     (1.30)%     (1.23)%      (1.14)%     (1.30)%
     Portfolio Turnover Rate..............................        80.7% 53.4%(   c)       69.4%       115.9%      120.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.51      $ 7.81      $ 7.67       $ 5.66      $ 6.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.12)      (0.12)      (0.11)       (0.10)      (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.15        1.04        0.29         2.11      (0.49)
                          Total From Investment Operations         1.03        0.92        0.18         2.01      (0.58)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.06      $ 8.51      $ 7.81       $ 7.67      $ 5.66
Total Return..............................................       12.37%      11.87%       2.41%       35.51%     (9.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,230     $10,398      $7,045       $2,162        $567
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.71%        1.72%       1.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(b)     1.75%(b)    1.75%(b)
     Ratio of Net Investment Income to Average Net Assets.      (1.37)%     (1.47)%     (1.42)%      (1.39)%     (1.47)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)       69.4%       115.9%      120.1%


                                                                   2006        2005
PARTNERS SMALLCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.81      $ 8.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.14)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        1.07
                          Total From Investment Operations         1.05        0.93
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)
                         Total Dividends and Distributions       (0.48)      (0.22)
Net Asset Value, End of Period                                   $ 9.38      $ 8.81
Total Return..............................................       12.17%      11.57%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $770         $57
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (1.50)%     (1.61)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................       $ 8.19      $ 7.54      $ 7.44       $ 5.47      $ 6.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.13)      (0.14)      (0.13)       (0.10)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.10        1.01        0.27         2.07      (0.53)
                          Total From Investment Operations         0.97        0.87        0.14         1.97      (0.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 8.68      $ 8.19      $ 7.54       $ 7.44      $ 5.47
Total Return(d)...........................................       12.12%      11.63%       1.94%       36.01%     (9.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,405      $9,483      $6,025       $3,303      $1,099
     Ratio of Expenses to Average Net Assets..............        1.93%       2.05%       2.05%        2.03%       1.93%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.93%       2.14%    2.30%(b)     3.66%(b)    1.95%(b)
     Ratio of Net Investment Income to Average Net Assets.      (1.55)%     (1.78)%     (1.75)%      (1.64)%     (1.64)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)       69.4%       115.9%      120.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.88      $ 8.08      $ 7.88       $ 5.72      $ 6.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.06)      (0.05)       (0.04)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        1.08        0.29         2.20      (0.43)
                          Total From Investment Operations         1.14        1.02        0.24         2.16      (0.55)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.54      $ 8.88      $ 8.08       $ 7.88      $ 5.72
Total Return..............................................       13.13%      12.73%       3.11%       37.76%     (8.77)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $524,636    $387,864    $264,397     $162,128      $7,077
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.96%        0.95%       0.99%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(b)     1.00%(b)    1.00%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.62)%     (0.72)%     (0.66)%      (0.57)%     (0.70)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)       69.4%       115.9%      120.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.78      $ 8.01      $ 7.83       $ 5.71      $ 6.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.08)      (0.08)      (0.07)       (0.06)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        1.07        0.29         2.18      (0.52)
                          Total From Investment Operations         1.11        0.99        0.22         2.12      (0.56)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.41      $ 8.78      $ 8.01       $ 7.83      $ 5.71
Total Return..............................................       12.93%      12.46%       2.87%       37.13%     (8.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $28,224     $10,930      $8,356       $1,799        $692
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.22%        1.21%       1.25%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(b)     1.26%(b)    1.26%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.88)%     (0.99)%     (0.93)%      (0.83)%     (0.98)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)       69.4%       115.9%      120.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................       $ 8.70      $ 7.96      $ 7.78       $ 5.70      $ 6.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.09)      (0.09)      (0.08)       (0.09)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.18        1.05        0.30         2.17      (0.49)
                          Total From Investment Operations         1.09        0.96        0.22         2.08      (0.56)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)      (0.04)           -           -
                         Total Dividends and Distributions       (0.48)      (0.22)      (0.04)           -           -
Net Asset Value, End of Period                                   $ 9.31      $ 8.70      $ 7.96       $ 7.78      $ 5.70
Total Return..............................................       12.81%      12.15%       2.89%       36.49%     (8.95)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,463      $1,739      $1,652          $87        $571
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.34%        1.31%       1.36%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(b)     1.38%(b)    1.37%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.99)%     (1.11)%     (1.06)%      (0.84)%     (1.09)%
     Portfolio Turnover Rate..............................        80.7%    53.4%(c)       69.4%       115.9%      120.1%

(a)  Calculated based on average shares outstanding during the period.
(b)  Expense ratio without commission rebates.
(c) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.
(d)  Total return is calculated without the contingent deferred sales charge.
(e) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.90      $ 9.59     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.14)      (0.15)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        1.46      (0.36)
                          Total From Investment Operations         2.17        1.31      (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.55     $ 10.90      $ 9.59
Total Return..............................................       20.44%      13.66%  (4.10)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $787        $397         $10
     Ratio of Expenses to Average Net Assets..............        1.67%       1.67% 1.55%(   d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.67%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (1.15)%     (1.39)%  (1.25)%(d)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.87      $ 9.59     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.16)      (0.17)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        1.45      (0.36)
                          Total From Investment Operations         2.15        1.28      (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.50     $ 10.87      $ 9.59
Total Return..............................................       20.30%      13.35%  (4.10)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $756         $97          $9
     Ratio of Expenses to Average Net Assets..............        1.85%       1.85%    1.73%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.85%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (1.35)%     (1.58)%  (1.43)%(d)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(d)


                                                                   2006        2005
PARTNERS SMALLCAP GROWTH FUND III
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.89      $ 9.66
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.20)      (0.18)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        1.41
                          Total From Investment Operations         2.13        1.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -
                         Total Dividends and Distributions       (0.52)          -
Net Asset Value, End of Period                                  $ 12.50     $ 10.89
Total Return..............................................       20.08%      12.73%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $774         $11
     Ratio of Expenses to Average Net Assets..............        1.98%       1.98%
     Ratio of Net Investment Income to Average Net Assets.      (1.62)%     (1.70)%
     Portfolio Turnover Rate..............................        88.3%       84.0%


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.99      $ 9.62     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.07)      (0.09)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        1.46      (0.35)
                          Total From Investment Operations         2.26        1.37      (0.38)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.73     $ 10.99      $ 9.62
Total Return..............................................       21.12%      14.24%  (3.80)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $233,207    $130,356      $4,770
     Ratio of Expenses to Average Net Assets..............        1.10%       1.10%    0.98%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.10%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.59)%     (0.82)%  (0.68)%(d)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.95      $ 9.61     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.10)      (0.12)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        1.46      (0.35)
                          Total From Investment Operations         2.21        1.34      (0.39)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.64     $ 10.95      $ 9.61
Total Return..............................................       20.72%      13.94%  (3.90)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,271      $1,523         $10
     Ratio of Expenses to Average Net Assets..............        1.36%       1.36%    1.26%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.36%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%     (1.11)%  (0.96)%(d)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Select shares
Net Asset Value, Beginning of Period......................      $ 10.93      $ 9.60     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.12)      (0.13)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.32        1.46      (0.36)
                          Total From Investment Operations         2.20        1.33      (0.40)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.61     $ 10.93      $ 9.60
Total Return..............................................       20.67%      13.85%  (4.00)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $332         $11         $10
     Ratio of Expenses to Average Net Assets..............        1.48%       1.48%    1.36%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.48%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (1.03)%     (1.21)%  (1.06)%(d)
     Portfolio Turnover Rate..............................        88.3%       84.0%    51.3%(d)

(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.79     $ 14.74     $ 13.02       $ 9.51      $ 9.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.10)      (0.08)      (0.07)       (0.07)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.18        2.13        1.79         3.67      (0.24)
                          Total From Investment Operations         2.08        2.05        1.72         3.60      (0.30)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 17.55     $ 16.79     $ 14.74      $ 13.02      $ 9.51
Total Return..............................................       12.98%      13.91%      13.22%       38.18%     (3.24)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,631      $6,150      $5,963       $4,284        $985
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.54%        1.57%       1.57%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.57)%     (0.47)%     (0.50)%      (0.62)%     (0.76)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.63     $ 14.62     $ 12.94       $ 9.48      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.12)      (0.11)      (0.10)       (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.15        2.12        1.78         3.63      (0.28)
                          Total From Investment Operations         2.03        2.01        1.68         3.55      (0.32)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 17.34     $ 16.63     $ 14.62      $ 12.94      $ 9.48
Total Return..............................................       12.79%      13.75%      12.99%       37.76%     (3.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,060      $2,865      $2,738       $2,028      $1,398
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.72%        1.75%       1.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.75)%     (0.65)%     (0.68)%      (0.80)%     (0.94)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005
PARTNERS SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.07     $ 15.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.14)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.21        2.05
                          Total From Investment Operations         2.07        1.92
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -
                         Total Dividends and Distributions       (1.32)          -
Net Asset Value, End of Period                                  $ 17.82     $ 17.07
Total Return..............................................       12.69%      12.67%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $263         $11
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.85)%     (0.78)%
     Portfolio Turnover Rate..............................        36.2%       51.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 16.49     $ 14.53     $ 12.89       $ 9.46      $ 9.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.15)      (0.14)      (0.13)       (0.11)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.14        2.10        1.77         3.63      (0.28)
                          Total From Investment Operations         1.99        1.96        1.64         3.52      (0.33)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 17.16     $ 16.49     $ 14.53      $ 12.89      $ 9.46
Total Return(c)...........................................       12.65%      13.49%      12.73%       37.53%     (3.55)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,900     $10,055      $6,843       $5,962      $4,867
     Ratio of Expenses to Average Net Assets..............        1.91%       1.95%       1.95%        1.95%       1.95%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.91%       2.05%    2.11%(b)        2.57%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.90)%     (0.85)%     (0.90)%      (1.00)%     (1.15)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.22     $ 15.03     $ 13.21       $ 9.60     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............           -         0.02        0.01           -       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.24        2.17        1.81         3.70      (0.21)
                          Total From Investment Operations         2.24        2.19        1.82         3.70      (0.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 18.14     $ 17.22     $ 15.03      $ 13.21      $ 9.60
Total Return..............................................       13.65%      14.60%      13.79%       38.87%     (2.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $237,056    $287,753    $231,413     $174,262    $133,400
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       0.97%        1.00%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.00%       0.09%       0.07%      (0.04)%     (0.20)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.05     $ 14.92     $ 13.14       $ 9.56      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.03)      (0.03)       (0.03)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.21        2.16        1.81         3.70      (0.27)
                          Total From Investment Operations         2.17        2.13        1.78         3.67      (0.27)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 17.90     $ 17.05     $ 14.92      $ 13.14      $ 9.56
Total Return..............................................       13.34%      14.28%      13.56%       38.71%     (2.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,485     $17,400     $14,537      $12,008      $5,733
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.24%        1.26%       1.26%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.26%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.26)%     (0.17)%     (0.19)%      (0.31)%     (0.47)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PARTNERS SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.92     $ 14.83     $ 13.08       $ 9.54      $ 9.97
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)        0.01      (0.04)       (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.18        2.08        1.79         3.67      (0.22)
                          Total From Investment Operations         2.12        2.09        1.75         3.63      (0.28)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)
Net Asset Value, End of Period                                  $ 17.72     $ 16.92     $ 14.83      $ 13.08      $ 9.54
Total Return..............................................       13.13%      14.09%      13.39%       38.37%     (3.03)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $511        $375         $24          $16        $796
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.35%        1.38%       1.37%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%  (1.38)%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.      (0.37)%       0.09%     (0.31)%      (0.43)%     (0.56)%
     Portfolio Turnover Rate..............................        36.2%       51.3%       26.3%        44.1%       27.9%

(a)  Calculated based on average shares outstanding during the period.
(b)  Expense ratio without commission rebates.
(c)  Total return is calculated without the contingent deferred sales charge.
(d) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

                         PRINCIPAL INVESTORS FUND, INC.



                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.15     $ 15.83     $ 13.92      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............           -       (0.01)      (0.04)         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.86        2.25        2.55         3.90
                          Total From Investment Operations         2.86        2.24        2.51         3.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.31)      (0.92)      (0.60)           -
Net Asset Value, End of Period                                  $ 18.70     $ 17.15     $ 15.83      $ 13.92
Total Return..............................................       17.62%      14.43%      18.63%  39.20%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,791     $12,127      $6,422         $258
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57%       1.57% 1.57%(    d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.57%(   e) 1.57%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.00%     (0.05)%     (0.23)%     0.19%(d)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.07     $ 15.78     $ 13.89      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.04)      (0.06)           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.84        2.25        2.55         3.89
                          Total From Investment Operations         2.81        2.21        2.49         3.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.31)      (0.92)      (0.60)           -
Net Asset Value, End of Period                                  $ 18.57     $ 17.07     $ 15.78      $ 13.89
Total Return..............................................       17.39%      14.27%      18.52%    38.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $19,158     $14,395      $6,888         $702
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%       1.75%     1.75%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.75%(e) 1.75%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.      (0.19)%     (0.23)%     (0.40)%   (0.04)%(d)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(d)


                                                                   2006        2005
PARTNERS SMALLCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.24     $ 16.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.05)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.87        2.17
                          Total From Investment Operations         2.82        2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (1.31)      (0.90)
                         Total Dividends and Distributions       (1.31)      (0.92)
Net Asset Value, End of Period                                  $ 18.75     $ 17.24
Total Return..............................................       17.26%      13.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,490        $130
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.29)%     (0.30)%
     Portfolio Turnover Rate..............................        60.4%       43.1%


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.37     $ 15.95     $ 13.99      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.10        0.09        0.05         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.90        2.26        2.57         3.91
                          Total From Investment Operations         3.00        2.35        2.62         3.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.06)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.38)      (0.93)      (0.66)           -
Net Asset Value, End of Period                                  $ 18.99     $ 17.37     $ 15.95      $ 13.99
Total Return..............................................       18.31%      15.04%      19.39%    39.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $357,882    $202,697    $104,765      $51,198
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%       1.00%     1.00%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.00%(e) 1.00%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.57%       0.52%       0.32%     0.73%(d)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.29     $ 15.91     $ 13.95      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06        0.04        0.03         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.88        2.27        2.55         3.91
                          Total From Investment Operations         2.94        2.31        2.58         3.95
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.03)      (0.02)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.34)      (0.93)      (0.62)           -
Net Asset Value, End of Period                                  $ 18.89     $ 17.29     $ 15.91      $ 13.95
Total Return..............................................       17.97%      14.78%      19.14%    39.50%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $19,682     $11,704      $3,196         $194
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%       1.26%     1.26%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.27%(e) 1.26%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.31%       0.26%       0.17%     0.46%(d)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(d)


                                                                   2006        2005        2004      2003(a)
                                                                   ----        ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 17.25     $ 15.90     $ 13.94      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.04        0.03      (0.01)         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.88        2.25        2.58         3.91
                          Total From Investment Operations         2.92        2.28        2.57         3.94
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)      (0.01)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.32)      (0.93)      (0.61)           -
Net Asset Value, End of Period                                  $ 18.85     $ 17.25     $ 15.90      $ 13.94
Total Return..............................................       17.87%      14.59%      19.02%    39.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,794      $2,269        $909         $141
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%       1.38%     1.38%(d)
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.38%(e) 1.38%(d),(e)
     Ratio of Net Investment Income to Average Net Assets.        0.20%       0.15%     (0.04)%     0.34%(d)
     Portfolio Turnover Rate..............................        60.4%       43.1%       46.7%     67.2%(d)

(a) Period from December 30, 2002, date operations commenced, through October 31, 2003.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.
(e)  Expense ratio without commission rebates.

                         PRINCIPAL INVESTORS FUND, INC.




                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 10.33     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.01)      (0.07)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        1.81        0.35
                          Total From Investment Operations         2.32        1.74        0.33
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.79     $ 12.03     $ 10.33
Total Return..............................................       19.91%      16.85%  3.30%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,772      $3,235         $10
     Ratio of Expenses to Average Net Assets..............        1.57%       1.57% 1.57%(   d)
     Ratio of Net Investment Income to Average Net Assets.      (0.10)%     (0.62)%  (0.58)%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.99     $ 10.32     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.09)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.32        1.80        0.35
                          Total From Investment Operations         2.29        1.71        0.32
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.72     $ 11.99     $ 10.32
Total Return..............................................       19.72%      16.58%    3.20%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $705        $503         $10
     Ratio of Expenses to Average Net Assets..............        1.75%       1.75%    1.75%(d)
     Ratio of Net Investment Income to Average Net Assets.      (0.27)%     (0.75)%  (0.75)%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)


                                                                   2006        2005
PARTNERS SMALLCAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.02     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        1.76
                          Total From Investment Operations         2.29        1.66
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)
                         Total Dividends and Distributions       (0.56)      (0.04)
Net Asset Value, End of Period                                  $ 13.75     $ 12.02
Total Return..............................................       19.67%      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $129         $12
     Ratio of Expenses to Average Net Assets..............        1.88%       1.88%
     Ratio of Net Investment Income to Average Net Assets.      (0.34)%     (0.85)%
     Portfolio Turnover Rate..............................        40.4%       50.8%


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 10.35     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.06          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.36        1.81        0.35
                          Total From Investment Operations         2.42        1.81        0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.98     $ 12.12     $ 10.35
Total Return..............................................       20.61%      17.55%    3.50%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $359,928    $293,375     $20,666
     Ratio of Expenses to Average Net Assets..............        1.00%       1.00%    1.00%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.49%     (0.03)%    0.00%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.08     $ 10.34     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03      (0.03)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.35        1.81        0.35
                          Total From Investment Operations         2.38        1.78        0.34
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.90     $ 12.08     $ 10.34
Total Return..............................................       20.34%      17.25%    3.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,170        $123         $11
     Ratio of Expenses to Average Net Assets..............        1.26%       1.26%    1.26%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.23%     (0.28)%  (0.26)%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PARTNERS SMALLCAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 12.05     $ 10.34     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01      (0.06)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.35        1.81        0.36
                          Total From Investment Operations         2.36        1.75        0.34
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.85     $ 12.05     $ 10.34
Total Return..............................................       20.22%      16.95%    3.40%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,231        $669         $10
     Ratio of Expenses to Average Net Assets..............        1.38%       1.38%    1.38%(d)
     Ratio of Net Investment Income to Average Net Assets.        0.10%     (0.56)%  (0.40)%(d)
     Portfolio Turnover Rate..............................        40.4%       50.8%     4.8%(d)

(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.
(b)  Calculated based on average shares outstanding during the period.
(c)  Total return amounts have not been annualized.
(d)  Computed on an annualized basis.



                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                   2006        2005     2004(a)
                                                                   ----        ----      ----
PREFERRED SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.54     $ 11.31     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.55        0.56        0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.39)        0.25
                          Total From Investment Operations         0.64        0.17        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.94)          -
                         Total Dividends and Distributions       (0.49)      (0.94)          -
Net Asset Value, End of Period                                  $ 10.69     $ 10.54     $ 11.31
Total Return..............................................        6.30%       1.49%  4.72%(  c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $655         $10         $10
     Ratio of Expenses to Average Net Assets..............        1.32%       1.32% 1.32%(   d)
     Ratio of Net Investment Income to Average Net Assets.        5.21%       5.10%    5.55%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%    14.0%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PREFERRED SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.52     $ 11.30     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.53        0.54        0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.40)        0.25
                          Total From Investment Operations         0.62        0.14        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.47)      (0.92)          -
                         Total Dividends and Distributions       (0.47)      (0.92)          -
Net Asset Value, End of Period                                  $ 10.67     $ 10.52     $ 11.30
Total Return..............................................        6.12%       1.25%    4.63%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $22         $15         $10
     Ratio of Expenses to Average Net Assets..............        1.50%       1.50%    1.50%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.00%       4.96%    5.36%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%    14.0%(d)


                                                                   2006        2005
PREFERRED SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.56     $ 11.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.52        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.08      (0.39)
                          Total From Investment Operations         0.60        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.91)
                         Total Dividends and Distributions       (0.46)      (0.91)
Net Asset Value, End of Period                                  $ 10.70     $ 10.56
Total Return..............................................        5.87%       1.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $176          $9
     Ratio of Expenses to Average Net Assets..............        1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.        4.97%       4.78%
     Portfolio Turnover Rate..............................        22.4%       17.8%


                                                                   2006        2005     2004(g)
                                                                   ----        ----     ----
PREFERRED SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.48     $ 11.25     $ 11.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.51        0.52        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.10      (0.38)      (0.27)
                          Total From Investment Operations         0.61        0.14        0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.47)      (0.91)          -
                         Total Dividends and Distributions       (0.47)      (0.91)          -
Net Asset Value, End of Period                                  $ 10.62     $ 10.48     $ 11.25
Total Return(e)...........................................        5.95%       1.27%    1.90%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,881     $24,037     $16,472
     Ratio of Expenses to Average Net Assets..............        1.58%       1.60%    1.59%(d)
     Ratio of Gross Expenses to Average Net Assets(f).....        1.58%       1.63%    2.13%(d)
     Ratio of Net Investment Income to Average Net Assets.        4.92%       4.84%    5.13%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%    14.0%(d)


                                                                   2006        2005        2004         2003     2002(h)
                                                                   ----        ----        ----         ----     ----
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.58     $ 11.34     $ 11.21      $ 10.30     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.61        0.62        0.65         0.61        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.09      (0.39)      (0.07)         0.40        0.06
                          Total From Investment Operations         0.70        0.23        0.58         1.01        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.55)      (0.99)      (0.45)       (0.10)          -
                         Total Dividends and Distributions       (0.55)      (0.99)      (0.45)       (0.10)          -
Net Asset Value, End of Period                                  $ 10.73     $ 10.58     $ 11.34      $ 11.21     $ 10.30
Total Return..............................................        6.88%       2.07%       5.32%        9.84%    3.00%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $580,507    $330,862    $202,386     $121,828     $12,849
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%    0.75%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.77%       5.68%       5.83%        5.68%    7.04%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%       14.0%        31.1%    11.3%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PREFERRED SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.56     $ 11.32     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.58        0.59        0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.10      (0.38)        0.25
                          Total From Investment Operations         0.68        0.21        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.53)      (0.97)          -
                         Total Dividends and Distributions       (0.53)      (0.97)          -
Net Asset Value, End of Period                                  $ 10.71     $ 10.56     $ 11.32
Total Return..............................................        6.62%       1.84%    4.81%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $33         $10         $11
     Ratio of Expenses to Average Net Assets..............        1.01%       1.01%    1.01%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.50%       5.43%    5.86%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%    14.0%(d)


                                                                   2006        2005     2004(a)
                                                                   ----        ----     ----
PREFERRED SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.55     $ 11.32     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.56        0.58        0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.10      (0.39)        0.25
                          Total From Investment Operations         0.66        0.19        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.51)      (0.96)          -
                         Total Dividends and Distributions       (0.51)      (0.96)          -
Net Asset Value, End of Period                                  $ 10.70     $ 10.55     $ 11.32
Total Return..............................................        6.50%       1.65%    4.81%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $11
     Ratio of Expenses to Average Net Assets..............        1.13%       1.13%    1.13%(d)
     Ratio of Net Investment Income to Average Net Assets.        5.37%       5.28%    5.73%(d)
     Portfolio Turnover Rate..............................        22.4%       17.8%    14.0%(d)


(a)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(b)  Calculated based on average shares outstanding during the period.

(c)  Total return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e)  Total return is calculated without the contingent deferred sales charge.

(f)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

(g)  Period from December 29, 2003, date operations  commenced,  through October
     31, 2004.

(h)  Period from Many 1, 2002 , date operations  commenced,  through October 31,
     2002.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.04     $ 11.56     $ 10.59       $ 9.36      $ 9.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.33        0.28        0.11         0.09      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.54        0.97         1.24      (0.33)
                          Total From Investment Operations         1.41        0.82        1.08         1.33      (0.37)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.24)      (0.11)       (0.10)      (0.10)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.31)      (0.34)      (0.11)       (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 13.14     $ 12.04     $ 11.56      $ 10.59      $ 9.36
Total Return..............................................       11.94%       7.23%      10.29%       14.39%     (3.81)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $50,488     $20,694     $10,270       $3,674      $2,462
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        2.63%       2.32%       1.02%        0.96%       2.22%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.00     $ 11.55     $ 10.58       $ 9.35      $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.30        0.26        0.09         0.04        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.53        0.97         1.28      (0.58)
                          Total From Investment Operations         1.39        0.79        1.06         1.32      (0.39)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.24)      (0.09)       (0.09)      (0.08)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.29)      (0.34)      (0.09)       (0.09)      (0.08)
Net Asset Value, End of Period                                  $ 13.10     $ 12.00     $ 11.55      $ 10.58      $ 9.35
Total Return..............................................       11.77%       6.95%      10.10%       14.20%     (3.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $36,680     $21,112      $8,554       $1,683         $11
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        2.43%       2.17%       0.80%        0.35%       2.50%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005
PRINCIPAL LIFETIME 2010 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.05     $ 11.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.29        0.22
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.55
                          Total From Investment Operations         1.37        0.77
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.24)
     Distributions from Realized Gains....................       (0.08)      (0.10)
                         Total Dividends and Distributions       (0.27)      (0.34)
Net Asset Value, End of Period                                  $ 13.15     $ 12.05
Total Return..............................................       11.58%       6.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,230      $1,343
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        2.35%       1.82%
     Portfolio Turnover Rate..............................        16.6%       10.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.59     $ 10.60       $ 9.36      $ 9.83
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.33        0.29        0.13         0.04        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.53        0.95         1.26      (0.51)
                          Total From Investment Operations         1.41        0.82        1.08         1.30      (0.41)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.24)      (0.09)       (0.06)      (0.06)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.31)      (0.34)      (0.09)       (0.06)      (0.06)
Net Asset Value, End of Period                                  $ 13.17     $ 12.07     $ 11.59      $ 10.60      $ 9.36
Total Return(c)...........................................       11.88%       7.20%      10.21%       13.92%     (4.16)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $191,674    $106,539     $59,805      $27,052      $5,071
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.73%       0.78%        1.05%       1.05%
     Ratio of Gross Expenses to Average Net Assets(b),(d).        0.69%          -%       0.78%        1.05%          -%
     Ratio of Net Investment Income to Average Net Assets.        2.66%       2.46%       1.16%        0.39%       1.79%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.15     $ 11.61     $ 10.63       $ 9.40      $ 9.87
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.36        0.20         0.14        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.53        0.95         1.25      (0.51)
                          Total From Investment Operations         1.50        0.89        1.15         1.39      (0.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.25)      (0.17)       (0.16)      (0.16)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.38)      (0.35)      (0.17)       (0.16)      (0.16)
Net Asset Value, End of Period                                  $ 13.27     $ 12.15     $ 11.61      $ 10.63      $ 9.40
Total Return..............................................       12.64%       7.78%      10.97%       15.00%     (3.25)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $668,274    $408,886    $226,885     $112,143     $35,188
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        3.24%       3.05%       1.80%        1.41%       2.84%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.09     $ 11.58     $ 10.61       $ 9.38      $ 9.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.37        0.31        0.14         0.11      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.09        0.54        0.98         1.25      (0.31)
                          Total From Investment Operations         1.46        0.85        1.12         1.36      (0.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.15)       (0.13)      (0.13)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.35)      (0.34)      (0.15)       (0.13)      (0.13)
Net Asset Value, End of Period                                  $ 13.20     $ 12.09     $ 11.58      $ 10.61      $ 9.38
Total Return..............................................       12.31%       7.51%      10.61%       14.73%     (3.50)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $81,573     $21,733      $5,551       $1,224        $334
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        2.97%       2.69%       1.22%        1.14%       2.93%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2010 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.57     $ 10.60       $ 9.37      $ 9.84
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.36        0.25        0.10         0.12        0.28
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.07        0.59        1.00         1.23      (0.63)
                          Total From Investment Operations         1.43        0.84        1.10         1.35      (0.35)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.24)      (0.13)       (0.12)      (0.12)
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -
                         Total Dividends and Distributions       (0.33)      (0.34)      (0.13)       (0.12)      (0.12)
Net Asset Value, End of Period                                  $ 13.17     $ 12.07     $ 11.57      $ 10.60      $ 9.37
Total Return..............................................       12.12%       7.41%      10.49%       14.60%     (3.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,768     $11,896      $1,501          $11          $9
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        2.87%       2.19%       0.89%        1.18%       2.89%
     Portfolio Turnover Rate..............................        16.6%       10.2%       34.3%        47.8%       17.6%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c)  Total return is calculated without the contingent deferred sales charge.

(d)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The  voluntary  expense limit began on November 1, 2002 and ceased on March
     1, 2004. The contractual expense limit began on March 1, 2006.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.22     $ 11.46     $ 10.52       $ 9.11      $ 9.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.27        0.22        0.11         0.07      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.86        0.96         1.42      (0.48)
                          Total From Investment Operations         1.74        1.08        1.07         1.49      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.23)      (0.13)       (0.08)      (0.08)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.35)      (0.32)      (0.13)       (0.08)      (0.08)
Net Asset Value, End of Period                                  $ 13.61     $ 12.22     $ 11.46      $ 10.52      $ 9.11
Total Return..............................................       14.52%       9.55%      10.24%       16.52%     (5.22)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $93,449     $33,721     $12,657       $4,106      $1,917
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        2.06%       1.82%       0.95%        0.75%       1.76%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.18     $ 11.44     $ 10.50       $ 9.10      $ 9.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.21        0.06         0.03        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.45        0.85        0.99         1.44      (0.53)
                          Total From Investment Operations         1.70        1.06        1.05         1.47      (0.52)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.23)      (0.11)       (0.07)      (0.06)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.32)      (0.32)      (0.11)       (0.07)      (0.06)
Net Asset Value, End of Period                                  $ 13.56     $ 12.18     $ 11.44      $ 10.50      $ 9.10
Total Return..............................................       14.28%       9.37%      10.06%       16.22%     (5.40)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $71,913     $35,959     $12,193       $1,986         $69
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        1.92%       1.77%       0.51%        0.29%       1.76%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


                                                                   2006        2005
PRINCIPAL LIFETIME 2020 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.23     $ 11.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.21        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.49        0.92
                          Total From Investment Operations         1.70        1.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.23)
     Distributions from Realized Gains....................       (0.10)      (0.09)
                         Total Dividends and Distributions       (0.31)      (0.32)
Net Asset Value, End of Period                                  $ 13.62     $ 12.23
Total Return..............................................       14.15%       9.12%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,417      $2,799
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        1.61%       1.03%
     Portfolio Turnover Rate..............................         7.4%        5.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.48     $ 10.53       $ 9.11      $ 9.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.28        0.24        0.11         0.03        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.46        0.84        0.95         1.43      (0.63)
                          Total From Investment Operations         1.74        1.08        1.06         1.46      (0.54)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.23)      (0.11)       (0.04)      (0.04)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.34)      (0.32)      (0.11)       (0.04)      (0.04)
Net Asset Value, End of Period                                  $ 13.64     $ 12.24     $ 11.48      $ 10.53      $ 9.11
Total Return(c)...........................................       14.55%       9.52%      10.10%       16.09%     (5.56)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $356,350    $187,253     $97,035      $45,114      $8,645
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.73%       0.78%        1.01%       1.05%
     Ratio of Gross Expenses to Average Net Assets(b),(d).        0.69%          -%       0.78%        1.01%          -%
     Ratio of Net Investment Income to Average Net Assets.        2.21%       2.02%       1.01%        0.31%       1.46%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.32     $ 11.49     $ 10.55       $ 9.14      $ 9.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.36        0.31        0.18         0.12        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.85        0.95         1.42      (0.63)
                          Total From Investment Operations         1.83        1.16        1.13         1.54      (0.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.24)      (0.19)       (0.13)      (0.14)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.42)      (0.33)      (0.19)       (0.13)      (0.14)
Net Asset Value, End of Period                                  $ 13.73     $ 12.32     $ 11.49      $ 10.55      $ 9.14
Total Return..............................................       15.23%      10.20%      10.85%       17.14%     (4.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,243,217    $668,863    $322,168     $145,767     $42,265
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.78%       2.59%       1.63%        1.25%       2.34%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.27     $ 11.47     $ 10.53       $ 9.13      $ 9.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.30        0.26        0.16         0.09      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.49        0.87        0.94         1.42      (0.45)
                          Total From Investment Operations         1.79        1.13        1.10         1.51      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.24)      (0.16)       (0.11)      (0.11)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.39)      (0.33)      (0.16)       (0.11)      (0.11)
Net Asset Value, End of Period                                  $ 13.67     $ 12.27     $ 11.47      $ 10.53      $ 9.13
Total Return..............................................       14.91%       9.92%      10.58%       16.73%     (4.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $129,616     $37,539      $8,498       $2,804        $721
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        2.35%       2.15%       1.41%        0.97%       2.27%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2020 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.46     $ 10.53       $ 9.12      $ 9.70
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.30        0.19        0.06         0.10        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.47        0.92        1.02         1.41      (0.72)
                          Total From Investment Operations         1.77        1.11        1.08         1.51      (0.48)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.15)       (0.10)      (0.10)
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -
                         Total Dividends and Distributions       (0.37)      (0.33)      (0.15)       (0.10)      (0.10)
Net Asset Value, End of Period                                  $ 13.64     $ 12.24     $ 11.46      $ 10.53      $ 9.12
Total Return..............................................       14.79%       9.75%      10.35%       16.73%     (5.04)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $53,209     $18,811      $1,529          $11          $9
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        2.33%       1.48%       0.54%        1.02%       2.50%
     Portfolio Turnover Rate..............................         7.4%        5.5%       27.0%        41.1%       12.3%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c)  Total return is calculated without the contingent deferred sales charge.

(d)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The  voluntary  expense limit began on November 1, 2002 and ceased on March
     1, 2004. The contractual expense limit began on March 1, 2006.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.06     $ 11.18     $ 10.22       $ 8.74      $ 9.49
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.21        0.14        0.08         0.04          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.64        1.03        0.97         1.49      (0.66)
                          Total From Investment Operations         1.85        1.17        1.05         1.53      (0.66)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.21)      (0.09)       (0.05)      (0.09)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.36)      (0.29)      (0.09)       (0.05)      (0.09)
Net Asset Value, End of Period                                  $ 13.55     $ 12.06     $ 11.18      $ 10.22      $ 8.74
Total Return..............................................       15.62%      10.59%      10.33%       17.61%     (7.09)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $79,100     $27,967      $6,081       $1,781        $646
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        1.68%       1.21%       0.70%        0.43%       1.35%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7% 52.4%(    c)       19.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.01     $ 11.15     $ 10.19       $ 8.73      $ 9.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.21        0.15        0.05       (0.01)        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.61        1.00        0.98         1.51      (0.79)
                          Total From Investment Operations         1.82        1.15        1.03         1.50      (0.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.21)      (0.07)       (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.34)      (0.29)      (0.07)       (0.04)      (0.07)
Net Asset Value, End of Period                                  $ 13.49     $ 12.01     $ 11.15      $ 10.19      $ 8.73
Total Return..............................................       15.39%      10.42%      10.16%       17.20%     (7.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $60,034     $30,522     $10,544       $2,905         $12
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        1.66%       1.29%       0.45%      (0.07)%       1.64%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7%     52.4%(c)       19.9%


                                                                   2006        2005
PRINCIPAL LIFETIME 2030 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 11.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.68        1.08
                          Total From Investment Operations         1.80        1.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.20)
     Distributions from Realized Gains....................       (0.12)      (0.08)
                         Total Dividends and Distributions       (0.32)      (0.28)
Net Asset Value, End of Period                                  $ 13.51     $ 12.03
Total Return..............................................       15.21%      10.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,490      $1,366
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        0.96%       0.37%
     Portfolio Turnover Rate..............................         9.4%        4.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.06     $ 11.18     $ 10.21       $ 8.74      $ 9.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.24        0.19        0.08       (0.01)        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.60        0.98        0.96         1.49      (0.78)
                          Total From Investment Operations         1.84        1.17        1.04         1.48      (0.71)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.21)      (0.07)       (0.01)      (0.05)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.35)      (0.29)      (0.07)       (0.01)      (0.05)
Net Asset Value, End of Period                                  $ 13.55     $ 12.06     $ 11.18      $ 10.21      $ 8.74
Total Return(d)...........................................       15.51%      10.57%      10.18%       16.91%     (7.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $292,775    $157,396     $95,677      $55,252      $7,610
     Ratio of Expenses to Average Net Assets(b)...........        0.72%       0.79%       0.87%        1.09%       1.05%
     Ratio of Gross Expenses to Average Net Assets(b),(e).        0.72%          -%       0.87%        1.09%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.88%       1.59%       0.75%      (0.06)%       0.96%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7%     52.4%(c)       19.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 11.17     $ 10.21       $ 8.77      $ 9.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.31        0.26        0.15         0.09        0.17
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.62        0.98        0.96         1.48      (0.79)
                          Total From Investment Operations         1.93        1.24        1.11         1.57      (0.62)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.21)      (0.15)       (0.13)      (0.14)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.43)      (0.29)      (0.15)       (0.13)      (0.14)
Net Asset Value, End of Period                                  $ 13.62     $ 12.12     $ 11.17      $ 10.21      $ 8.77
Total Return..............................................       16.29%      11.29%      10.98%       18.16%     (6.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,017,369    $525,906    $282,813     $147,968     $31,841
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.46%       2.19%       1.42%        0.97%       1.91%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7%     52.4%(c)       19.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.10     $ 11.18     $ 10.21       $ 8.75      $ 9.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.20        0.13         0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.64        1.01        0.96         1.48      (0.66)
                          Total From Investment Operations         1.89        1.21        1.09         1.54      (0.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.21)      (0.12)       (0.08)      (0.12)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.40)      (0.29)      (0.12)       (0.08)      (0.12)
Net Asset Value, End of Period                                  $ 13.59     $ 12.10     $ 11.18      $ 10.21      $ 8.75
Total Return..............................................       15.93%      10.98%      10.78%       17.81%     (6.89)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $108,704     $28,290      $7,855       $4,020        $885
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        1.92%       1.70%       1.19%        0.66%       1.59%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7%     52.4%(c)       19.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2030 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.31     $ 11.38     $ 10.40       $ 8.75      $ 9.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.26        0.17        0.03         0.04        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.64        1.05        1.06         1.68      (0.84)
                          Total From Investment Operations         1.90        1.22        1.09         1.72      (0.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.21)      (0.11)       (0.07)      (0.11)
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -
                         Total Dividends and Distributions       (0.38)      (0.29)      (0.11)       (0.07)      (0.11)
Net Asset Value, End of Period                                  $ 13.83     $ 12.31     $ 11.38      $ 10.40      $ 8.75
Total Return..............................................       15.75%      10.86%      10.55%  19.77%(  f)     (6.91)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $58,595     $23,705      $7,352          $15          $9
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        1.99%       1.41%       0.25%        0.21%       2.09%
     Portfolio Turnover Rate..............................         9.4%        4.8%       30.7%     52.4%(c)       19.9%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.


(c) Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.


(d)  Total return is calculated without the contingent deferred sales charge.


(e)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The  voluntary  expense limit began on November 1, 2002 and ceased on March
     1, 2004. The contractual expense limit began on March 1, 2006.

(f) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 11.13     $ 10.18       $ 8.65      $ 9.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.15        0.02         0.01        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.70        1.12        1.02         1.56      (0.85)
                          Total From Investment Operations         1.90        1.27        1.04         1.57      (0.81)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.19)      (0.09)       (0.04)      (0.07)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.33)      (0.27)      (0.09)       (0.04)      (0.08)
Net Asset Value, End of Period                                  $ 13.70     $ 12.13     $ 11.13      $ 10.18      $ 8.65
Total Return..............................................       15.91%      11.46%      10.25%       18.33%     (8.57)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $36,537     $14,824      $8,117         $327         $49
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        1.55%       1.28%       0.17%        0.07%       1.14%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.11     $ 11.13     $ 10.18       $ 8.64      $ 9.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.18        0.11      (0.01)       (0.01)        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.69        1.13        1.03         1.58      (0.85)
                          Total From Investment Operations         1.87        1.24        1.02         1.57      (0.82)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.18)      (0.07)       (0.03)      (0.06)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.30)      (0.26)      (0.01)       (0.03)      (0.07)
Net Asset Value, End of Period                                  $ 13.68     $ 12.11     $ 11.13      $ 10.18      $ 8.64
Total Return..............................................       15.72%      11.26%      10.05%       18.25%     (8.74)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,051     $11,022      $4,436         $405         $63
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        1.38%       0.96%     (0.11)%      (0.09)%       0.98%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


                                                                   2006        2005
PRINCIPAL LIFETIME 2040 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 11.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        1.20
                          Total From Investment Operations         1.86        1.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.18)
     Distributions from Realized Gains....................       (0.11)      (0.08)
                         Total Dividends and Distributions       (0.29)      (0.26)
Net Asset Value, End of Period                                  $ 13.70     $ 12.13
Total Return..............................................       15.55%      10.93%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,269        $455
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        0.58%       0.05%
     Portfolio Turnover Rate..............................        13.1%        7.1%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 11.14     $ 10.15       $ 8.66      $ 9.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.20        0.13        0.03       (0.07)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.70        1.11        0.97         1.56      (0.88)
                          Total From Investment Operations         1.90        1.24        1.00         1.49      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.18)      (0.01)           -       (0.04)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.30)      (0.26)      (0.01)           -       (0.05)
Net Asset Value, End of Period                                  $ 13.72     $ 12.12     $ 11.14      $ 10.15      $ 8.66
Total Return(c)...........................................       15.89%      11.25%       9.86%       17.26%     (8.89)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $110,477     $50,858     $26,053      $12,332      $3,304
     Ratio of Expenses to Average Net Assets(b)...........        0.76%       0.87%       0.97%        1.60%       1.05%
     Ratio of Gross Expenses to Average Net Assets(b),(d).        0.77%          -%       0.97%        1.66%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.52%       1.07%       0.29%      (0.71)%       0.45%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.17     $ 10.22       $ 8.68      $ 9.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.28        0.21        0.12         0.07        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.71        1.13        0.98         1.56      (0.92)
                          Total From Investment Operations         1.99        1.34        1.10         1.63      (0.76)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.19)      (0.15)       (0.09)      (0.13)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.40)      (0.27)      (0.15)       (0.09)      (0.14)
Net Asset Value, End of Period                                  $ 13.83     $ 12.24     $ 11.17      $ 10.22      $ 8.68
Total Return..............................................       16.60%      12.11%      10.84%       19.06%     (8.12)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $503,092    $243,275    $108,127      $47,706     $15,314
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        2.17%       1.73%       1.07%        0.78%       1.53%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.20     $ 11.15     $ 10.21       $ 8.67      $ 9.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.19        0.13        0.10         0.04        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        1.19        0.96         1.57      (0.81)
                          Total From Investment Operations         1.95        1.32        1.06         1.61      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.19)      (0.12)       (0.07)      (0.11)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.37)      (0.27)      (0.12)       (0.07)      (0.12)
Net Asset Value, End of Period                                  $ 13.78     $ 12.20     $ 11.15      $ 10.21      $ 8.67
Total Return..............................................       16.27%      11.93%      10.46%       18.76%     (8.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $47,329     $11,799      $1,642         $927        $197
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        1.49%       1.09%       0.94%        0.39%       1.16%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2040 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.15     $ 11.13     $ 10.19       $ 8.65      $ 9.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.22        0.07        0.02         0.05        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.70        1.22        1.03         1.55      (0.95)
                          Total From Investment Operations         1.92        1.29        1.05         1.60      (0.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.19)      (0.11)       (0.06)      (0.10)
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)
                         Total Dividends and Distributions       (0.35)      (0.27)      (0.11)       (0.06)      (0.11)
Net Asset Value, End of Period                                  $ 13.72     $ 12.15     $ 11.13      $ 10.19      $ 8.65
Total Return..............................................       16.11%      11.67%      10.35%       18.66%     (8.49)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,898      $5,549        $256          $10          $9
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        1.69%       0.53%       0.15%        0.56%       1.67%
     Portfolio Turnover Rate..............................        13.1%        7.1%       40.0%        46.0%       19.6%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c)  Total return is calculated without the contingent deferred sales charge.

(d)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The  voluntary  expense limit began on November 1, 2002 and ceased on March
     1, 2004. The contractual expense limit began on March 1, 2006.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.71     $ 10.64      $ 9.71       $ 8.13      $ 9.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.08        0.01       (0.01)        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        1.22        0.97         1.61      (1.09)
                          Total From Investment Operations         1.90        1.30        0.98         1.60      (0.99)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.16)      (0.05)       (0.02)      (0.08)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.32)      (0.23)      (0.05)       (0.02)      (0.08)
Net Asset Value, End of Period                                  $ 13.29     $ 11.71     $ 10.64       $ 9.71      $ 8.13
Total Return..............................................       16.50%      12.37%      10.17%       19.75%    (10.88)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,547      $4,371      $1,508          $92          $8
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        1.15%       0.67%       0.12%      (0.06)%       1.11%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.68     $ 10.63      $ 9.70       $ 8.12      $ 9.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.16        0.08      (0.06)       (0.04)        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.72        1.20        1.03         1.63      (1.06)
                          Total From Investment Operations         1.88        1.28        0.97         1.59      (1.00)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.16)      (0.04)       (0.01)      (0.07)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.30)      (0.23)      (0.04)       (0.01)      (0.07)
Net Asset Value, End of Period                                  $ 13.26     $ 11.68     $ 10.63       $ 9.70      $ 8.12
Total Return..............................................       16.32%      12.18%       9.99%       19.55%    (11.05)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,526      $5,998      $3,539         $113         $15
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        1.30%       0.73%     (0.53)%      (0.37)%       0.70%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005
PRINCIPAL LIFETIME 2050 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.70     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.85        1.29
                          Total From Investment Operations         1.86        1.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.16)
     Distributions from Realized Gains....................       (0.11)      (0.07)
                         Total Dividends and Distributions       (0.28)      (0.23)
Net Asset Value, End of Period                                  $ 13.28     $ 11.70
Total Return..............................................       16.14%      11.82%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,713        $173
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        0.04%     (0.32)%
     Portfolio Turnover Rate..............................        15.9%        7.5%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.55     $ 10.55      $ 9.67       $ 8.15      $ 9.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.03      (0.08)       (0.08)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.72        1.20        0.96         1.60      (1.04)
                          Total From Investment Operations         1.87        1.23        0.88         1.52      (1.00)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.16)          -            -       (0.05)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.27)      (0.23)          -            -       (0.05)
Net Asset Value, End of Period                                  $ 13.15     $ 11.55     $ 10.55       $ 9.67      $ 8.15
Total Return(c)...........................................       16.37%      11.72%       9.10%       18.67%    (10.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,053      $9,276      $3,887       $1,636        $776
     Ratio of Expenses to Average Net Assets(b)...........        0.81%       1.21%       1.68%        1.70%       1.05%
     Ratio of Gross Expenses to Average Net Assets(b),(d).        0.92%       1.21%       1.73%        4.30%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.22%       0.27%     (0.74)%      (0.97)%       0.35%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.66      $ 9.73       $ 8.14      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.25        0.16        0.09         0.04        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.73        1.22        0.95         1.62      (1.09)
                          Total From Investment Operations         1.98        1.38        1.04         1.66      (0.94)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.17)      (0.11)       (0.07)      (0.14)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.39)      (0.24)      (0.11)       (0.07)      (0.14)
Net Asset Value, End of Period                                  $ 13.39     $ 11.80     $ 10.66       $ 9.73      $ 8.14
Total Return..............................................       17.13%      13.07%      10.77%       20.54%    (10.45)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $266,710    $130,966     $58,284      $30,633      $6,045
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        1.95%       1.39%       0.90%        0.43%       1.19%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.76     $ 10.66      $ 9.73       $ 8.14      $ 9.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.18        0.13        0.09           -         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        1.21        0.93         1.64      (1.05)
                          Total From Investment Operations         1.95        1.34        1.02         1.64      (0.97)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.17)      (0.09)       (0.05)      (0.11)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.36)      (0.24)      (0.09)       (0.05)      (0.11)
Net Asset Value, End of Period                                  $ 13.35     $ 11.76     $ 10.66       $ 9.73      $ 8.14
Total Return..............................................       16.87%      12.67%      10.49%       20.22%    (10.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,922      $3,731        $931         $810         $33
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        1.44%       1.14%       0.83%      (0.02)%       1.12%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME 2050 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 10.65      $ 9.72       $ 8.13      $ 9.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.13        0.02        0.01         0.02        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        1.31        0.99         1.61      (1.10)
                          Total From Investment Operations         1.93        1.33        1.00         1.63      (0.98)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.17)      (0.07)       (0.04)      (0.10)
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -
                         Total Dividends and Distributions       (0.34)      (0.24)      (0.07)       (0.04)      (0.10)
Net Asset Value, End of Period                                  $ 13.33     $ 11.74     $ 10.65       $ 9.72      $ 8.13
Total Return..............................................       16.76%      12.57%      10.37%       20.10%    (10.81)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,836      $1,675        $112          $10          $8
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        1.06%       0.15%       0.09%        0.28%       1.30%
     Portfolio Turnover Rate..............................        15.9%        7.5%       44.9%        45.7%       25.4%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c)  Total return is calculated without the contingent deferred sales charge.

(d)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.92     $ 11.68     $ 10.73       $ 9.68      $ 9.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.40        0.30        0.15         0.12      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67        0.31        0.94         1.02      (0.15)
                          Total From Investment Operations         1.07        0.61        1.09         1.14      (0.19)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.14)       (0.08)      (0.12)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.39)      (0.37)      (0.14)       (0.09)      (0.12)
Net Asset Value, End of Period                                  $ 12.60     $ 11.92     $ 11.68      $ 10.73      $ 9.68
Total Return..............................................        9.19%       5.24%      10.24%       11.81%     (1.93)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $19,341     $11,688      $2,352       $1,068        $767
     Ratio of Expenses to Average Net Assets(b)...........        0.69%       0.69%       0.69%        0.69%       0.69%
     Ratio of Net Investment Income to Average Net Assets.        3.34%       2.43%       1.33%        1.04%       2.28%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 11.69     $ 10.72       $ 9.67      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.35        0.28        0.09         0.06        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.72        0.30        1.00         1.06      (0.37)
                          Total From Investment Operations         1.07        0.58        1.09         1.12      (0.21)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.24)      (0.12)       (0.06)      (0.10)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.37)      (0.37)      (0.12)       (0.07)      (0.10)
Net Asset Value, End of Period                                  $ 12.60     $ 11.90     $ 11.69      $ 10.72      $ 9.67
Total Return..............................................        9.17%       4.96%      10.23%       11.63%     (2.11)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,550      $7,959      $1,686         $242         $15
     Ratio of Expenses to Average Net Assets(b)...........        0.87%       0.87%       0.87%        0.87%       0.87%
     Ratio of Net Investment Income to Average Net Assets.        2.88%       2.30%       0.82%        0.56%       2.55%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


                                                                   2006        2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.94     $ 11.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.37        0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67        0.29
                          Total From Investment Operations         1.04        0.55
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.23)
     Distributions from Realized Gains....................       (0.12)      (0.13)
                         Total Dividends and Distributions       (0.35)      (0.36)
Net Asset Value, End of Period                                  $ 12.63     $ 11.94
Total Return..............................................        8.91%       4.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,543        $276
     Ratio of Expenses to Average Net Assets(b)...........        1.00%       1.00%
     Ratio of Net Investment Income to Average Net Assets.        3.01%       2.22%
     Portfolio Turnover Rate..............................        48.9%       43.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.93     $ 11.70     $ 10.72       $ 9.68      $ 9.99
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.40        0.34        0.13         0.02        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.67        0.26        0.94         1.06      (0.33)
                          Total From Investment Operations         1.07        0.60        1.07         1.08      (0.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.24)      (0.09)       (0.03)      (0.08)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.38)      (0.37)      (0.09)       (0.04)      (0.08)
Net Asset Value, End of Period                                  $ 12.62     $ 11.93     $ 11.70      $ 10.72      $ 9.68
Total Return(c)...........................................        9.20%       5.13%      10.04%       11.15%     (2.29)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $81,151     $57,536     $24,991       $8,325        $754
     Ratio of Expenses to Average Net Assets(b)...........        0.71%       0.77%       0.86%        1.30%       1.04%
     Ratio of Gross Expenses to Average Net Assets(b),(d).        0.71%          -%       0.86%        1.94%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.27%       2.80%       1.12%        0.20%       1.84%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 11.73     $ 10.77       $ 9.72     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.47        0.41        0.22         0.16        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.26        0.94         1.04      (0.32)
                          Total From Investment Operations         1.16        0.67        1.16         1.20      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.24)      (0.20)       (0.14)      (0.18)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.46)      (0.37)      (0.20)       (0.15)      (0.18)
Net Asset Value, End of Period                                  $ 12.73     $ 12.03     $ 11.73      $ 10.77      $ 9.72
Total Return..............................................        9.90%       5.79%      10.92%       12.41%     (1.36)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $250,395    $182,132    $109,104      $51,310     $16,909
     Ratio of Expenses to Average Net Assets(b)...........        0.12%       0.12%       0.12%        0.12%       0.12%
     Ratio of Net Investment Income to Average Net Assets.        3.85%       3.44%       1.95%        1.50%       2.97%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.00     $ 11.72     $ 10.76       $ 9.70     $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.43        0.36        0.19         0.12      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.69        0.29        0.94         1.06      (0.13)
                          Total From Investment Operations         1.12        0.65        1.13         1.18      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.24)      (0.17)       (0.11)      (0.15)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.43)      (0.37)      (0.17)       (0.12)      (0.15)
Net Asset Value, End of Period                                  $ 12.69     $ 12.00     $ 11.72      $ 10.76      $ 9.70
Total Return..............................................        9.56%       5.60%      10.64%       12.25%     (1.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $19,216      $8,703      $2,312       $1,170        $148
     Ratio of Expenses to Average Net Assets(b)...........        0.38%       0.38%       0.38%        0.38%       0.38%
     Ratio of Net Investment Income to Average Net Assets.        3.51%       3.01%       1.69%        1.07%       3.11%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.95     $ 11.69     $ 10.74       $ 9.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.42        0.34        0.13         0.14        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.68        0.29        0.98         1.02      (0.47)
                          Total From Investment Operations         1.10        0.63        1.11         1.16      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.24)      (0.16)       (0.10)      (0.14)
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -
                         Total Dividends and Distributions       (0.41)      (0.37)      (0.16)       (0.11)      (0.14)
Net Asset Value, End of Period                                  $ 12.64     $ 11.95     $ 11.69      $ 10.74      $ 9.69
Total Return..............................................        9.46%       5.43%      10.44%       12.02%     (1.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,466      $1,861        $479          $11         $10
     Ratio of Expenses to Average Net Assets(b)...........        0.50%       0.50%       0.50%        0.50%       0.50%
     Ratio of Net Investment Income to Average Net Assets.        3.44%       2.84%       1.11%        1.27%       3.03%
     Portfolio Turnover Rate..............................        48.9%       43.8%       34.1%        43.9%       46.2%


(a)  Calculated based on average shares outstanding during the period.

(b) Does not include expenses of the investment companies in which the Fund invests.

(c)  Total return is calculated without the contingent deferred sales charge.

(d)  Expense ratio without the Manager's voluntary or contractual expense limit.
     The  voluntary  expense limit began on November 1, 2002 and ceased on March
     1, 2004. The contractual expense limit began on March 1, 2006.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 20.23     $ 18.30     $ 14.46      $ 11.09     $ 10.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.31        0.29         0.43        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.72        3.16        4.00         3.22        0.79
                          Total From Investment Operations         7.86        3.47        4.29         3.65        1.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.49)      (0.31)       (0.28)      (0.34)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.82)      (1.54)      (0.45)       (0.28)      (0.34)
Net Asset Value, End of Period                                  $ 27.27     $ 20.23     $ 18.30      $ 14.46     $ 11.09
Total Return..............................................       40.07%      19.77%      30.40%       33.61%       9.94%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $58,101     $32,336     $24,621       $7,552      $3,825
     Ratio of Expenses to Average Net Assets..............        1.41%       1.42%       1.42%        1.42%       1.42%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.42%(   b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.59%       1.64%       1.83%        3.41%       3.35%
     Portfolio Turnover Rate..............................        37.8% 26.7%(   c)       67.9%        35.4%       46.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 20.05     $ 18.15     $ 14.34      $ 11.00     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.28        0.28         0.42        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.64        3.13        3.95         3.18        0.44
                          Total From Investment Operations         7.73        3.41        4.23         3.60        0.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.46)      (0.28)       (0.26)      (0.32)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.78)      (1.51)      (0.42)       (0.26)      (0.32)
Net Asset Value, End of Period                                  $ 27.00     $ 20.05     $ 18.15      $ 14.34     $ 11.00
Total Return..............................................       39.79%      19.60%      30.21%       33.38%       8.96%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $35,260     $18,934     $12,660       $4,603      $1,001
     Ratio of Expenses to Average Net Assets..............        1.59%       1.60%       1.60%        1.60%       1.60%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.60%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.40%       1.46%       1.78%        3.28%       3.17%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)       67.9%        35.4%       46.3%


                                                                   2006        2005
REAL ESTATE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 20.39     $ 18.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.06        0.33
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.78        2.91
                          Total From Investment Operations         7.84        3.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.44)
     Distributions from Realized Gains....................       (0.62)      (1.05)
                         Total Dividends and Distributions       (0.76)      (1.49)
Net Asset Value, End of Period                                  $ 27.47     $ 20.39
Total Return..............................................       39.62%      18.13%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,908        $406
     Ratio of Expenses to Average Net Assets..............        1.72%       1.73%
     Ratio of Net Investment Income to Average Net Assets.        0.25%       1.66%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 20.19     $ 18.28     $ 14.42      $ 11.07     $ 10.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.12        0.28        0.28         0.37        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.68        3.14        3.97         3.22        0.62
                          Total From Investment Operations         7.80        3.42        4.25         3.59        0.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.46)      (0.25)       (0.24)      (0.30)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.78)      (1.51)      (0.39)       (0.24)      (0.30)
Net Asset Value, End of Period                                  $ 27.21     $ 20.19     $ 18.28      $ 14.42     $ 11.07
Total Return(d)...........................................       39.86%      19.47%      30.09%       32.98%       8.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $231,200    $147,059     $95,696      $51,874     $20,110
     Ratio of Expenses to Average Net Assets..............        1.53%       1.63%       1.68%        1.90%       1.80%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.68%(b)     1.95%(b)          -%
     Ratio of Net Investment Income to Average Net Assets.        0.50%       1.42%       1.72%        2.95%       2.83%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)       67.9%        35.4%       46.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 20.41     $ 18.44     $ 14.56      $ 11.17     $ 10.50
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.28        0.42        0.41         0.54        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.78        3.18        4.01         3.20        0.63
                          Total From Investment Operations         8.06        3.60        4.42         3.74        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.58)      (0.40)       (0.35)      (0.41)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.91)      (1.63)      (0.54)       (0.35)      (0.41)
Net Asset Value, End of Period                                  $ 27.56     $ 20.41     $ 18.44      $ 14.56     $ 11.17
Total Return..............................................       40.85%      20.41%      31.21%       34.31%      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $770,259    $405,696    $253,838      $97,960         $11
     Ratio of Expenses to Average Net Assets..............        0.84%       0.85%       0.85%        0.85%       0.85%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.85%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        1.20%       2.19%       2.53%        4.08%       3.91%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)       67.9%        35.4%       46.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 20.13     $ 18.21     $ 14.39      $ 11.03     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.21        0.37        0.36         0.46        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.69        3.14        3.96         3.21        0.75
                          Total From Investment Operations         7.90        3.51        4.32         3.67        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.54)      (0.36)       (0.31)      (0.38)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.87)      (1.59)      (0.50)       (0.31)      (0.38)
Net Asset Value, End of Period                                  $ 27.16     $ 20.13     $ 18.21      $ 14.39     $ 11.03
Total Return..............................................       40.54%      20.13%      30.82%       34.12%       9.47%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $102,031     $54,932     $30,865      $19,221      $5,375
     Ratio of Expenses to Average Net Assets..............        1.10%       1.11%       1.10%        1.11%       1.11%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.11%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.92%       1.95%       2.28%        3.69%       3.42%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)       67.9%        35.4%       46.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
REAL ESTATE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 20.13     $ 18.21     $ 14.38      $ 11.04     $ 10.43
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.19        0.35        0.33         0.41        0.60
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.67        3.14        3.98         3.23        0.37
                          Total From Investment Operations         7.86        3.49        4.31         3.64        0.97
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.52)      (0.34)       (0.30)      (0.36)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -
                         Total Dividends and Distributions       (0.85)      (1.57)      (0.48)       (0.30)      (0.36)
Net Asset Value, End of Period                                  $ 27.14     $ 20.13     $ 18.21      $ 14.38     $ 11.04
Total Return..............................................       40.32%      20.01%      30.75%       33.74%       9.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,216      $7,336      $1,395         $264        $850
     Ratio of Expenses to Average Net Assets..............        1.22%       1.23%       1.23%        1.23%       1.22%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.23%(b)           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.83%       1.84%       2.05%        3.53%       3.55%
     Portfolio Turnover Rate..............................        37.8%    26.7%(c)       67.9%        35.4%       46.3%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.





                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.02     $ 10.28     $ 10.39      $ 10.40     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.39        0.29        0.24         0.29        0.53
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.23)      (0.05)         0.02      (0.15)
                          Total From Investment Operations         0.39        0.06        0.19         0.31        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.43)      (0.32)      (0.26)       (0.32)      (0.40)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.43)      (0.32)      (0.30)       (0.32)      (0.51)
Net Asset Value, End of Period                                   $ 9.98     $ 10.02     $ 10.28      $ 10.39     $ 10.40
Total Return..............................................        3.99%       0.58%       1.87%        3.02%       3.91%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,217      $1,950        $959         $809        $446
     Ratio of Expenses to Average Net Assets..............        1.20%       1.11%       0.97%        0.97%       0.97%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.97%       0.97%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.88%       2.87%       2.29%        2.89%       4.17%
     Portfolio Turnover Rate..............................        49.1% 110.8%(  c)       61.5%        72.3%      105.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.94     $ 10.20     $ 10.36      $ 10.38     $ 10.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.37        0.27        0.23         0.28        1.89
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.23)      (0.10)           -       (1.52)
                          Total From Investment Operations         0.37        0.04        0.13         0.28        0.37
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.41)      (0.30)      (0.25)       (0.30)      (0.39)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.41)      (0.30)      (0.29)       (0.30)      (0.50)
Net Asset Value, End of Period                                   $ 9.90      $ 9.94     $ 10.20      $ 10.36     $ 10.38
Total Return..............................................        3.84%       0.41%       1.20%        2.75%       3.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $77        $131         $89         $292         $40
     Ratio of Expenses to Average Net Assets..............        1.38%       1.29%       1.15%        1.15%       1.15%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.15%       1.15%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.70%       2.67%       2.18%        2.60%       4.07%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)       61.5%        72.3%      105.8%


                                                                   2006        2005
SHORT-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.36        0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.22)
                          Total From Investment Operations         0.37        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.29)
                         Total Dividends and Distributions       (0.40)      (0.29)
Net Asset Value, End of Period                                   $ 9.93      $ 9.96
Total Return..............................................        3.80%       0.28%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $72         $10
     Ratio of Expenses to Average Net Assets..............        1.49%       1.43%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.        3.61%       2.48%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.98     $ 10.24     $ 10.38      $ 10.39     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.37        0.27        0.22         0.25        0.37
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.23)      (0.09)         0.02      (0.04)
                          Total From Investment Operations         0.38        0.04        0.13         0.27        0.33
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.30)      (0.23)       (0.28)      (0.37)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.42)      (0.30)      (0.27)       (0.28)      (0.48)
Net Asset Value, End of Period                                   $ 9.94      $ 9.98     $ 10.24      $ 10.38     $ 10.39
Total Return(d)...........................................        3.86%       0.39%       1.27%        2.64%       3.33%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $53,927     $45,825     $45,294      $35,847     $12,108
     Ratio of Expenses to Average Net Assets..............        1.36%       1.27%       1.18%        1.33%       1.35%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        1.13%       1.15%          -%           -%          -%
     Ratio of Gross Expenses to Average Net Assets(e).....        1.36%       1.27%       1.18%        1.33%          -%
     Ratio of Net Investment Income to Average Net Assets.        3.72%       2.65%       2.15%        2.46%       3.56%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)       61.5%        72.3%      105.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.23     $ 10.38      $ 10.39     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.35        0.30         0.39        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.23)      (0.09)       (0.02)      (0.04)
                          Total From Investment Operations         0.45        0.12        0.21         0.37        0.43
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.49)      (0.38)      (0.32)       (0.38)      (0.47)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.49)      (0.38)      (0.36)       (0.38)      (0.58)
Net Asset Value, End of Period                                   $ 9.93      $ 9.97     $ 10.23      $ 10.38     $ 10.39
Total Return..............................................        4.61%       1.16%       2.06%        3.62%       4.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $62,186     $12,276         $10          $10      $9,450
     Ratio of Expenses to Average Net Assets..............        0.60%       0.53%       0.40%        0.40%       0.40%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.40%       0.40%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.53%       3.57%       2.92%        3.73%       4.54%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)       61.5%        72.3%      105.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.22     $ 10.37      $ 10.39     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.42        0.32        0.28         0.33        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................            -      (0.23)      (0.09)           -       (0.06)
                          Total From Investment Operations         0.42        0.09        0.19         0.33        0.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.46)      (0.35)      (0.30)       (0.35)      (0.44)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.46)      (0.35)      (0.34)       (0.35)      (0.55)
Net Asset Value, End of Period                                   $ 9.92      $ 9.96     $ 10.22      $ 10.37     $ 10.39
Total Return..............................................        4.35%       0.90%       1.80%        3.25%       4.13%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,028      $6,242      $5,387       $3,352      $2,694
     Ratio of Expenses to Average Net Assets..............        0.89%       0.79%       0.66%        0.66%       0.66%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.66%       0.66%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.18%       3.13%       2.67%        3.19%       4.41%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)       61.5%        72.3%      105.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SHORT-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.89     $ 10.14     $ 10.29      $ 10.31     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.40        0.32        0.26         0.32        6.39
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.23)      (0.09)           -       (6.07)
                          Total From Investment Operations         0.41        0.09        0.17         0.32        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)      (0.34)      (0.28)       (0.34)      (0.43)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)
                         Total Dividends and Distributions       (0.45)      (0.34)      (0.32)       (0.34)      (0.54)
Net Asset Value, End of Period                                   $ 9.85      $ 9.89     $ 10.14      $ 10.29     $ 10.31
Total Return..............................................        4.25%       0.89%       1.69%        3.15%       3.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $853        $745         $11          $11         $11
     Ratio of Expenses to Average Net Assets..............        1.01%       0.94%       0.78%        0.78%       0.77%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(b).............        0.78%       0.78%          -%           -%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.08%       3.22%       2.54%        3.08%       4.37%
     Portfolio Turnover Rate..............................        49.1%   110.8%(c)       61.5%        72.3%      105.8%

(a)  Calculated  based on average  shares  outstanding  during the  period.

(b) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(c) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 decreased on March 1, 2004 and ceased on February 28, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.85     $ 14.36     $ 13.26       $ 9.70     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.02)      (0.04)      (0.01)       (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.32        2.38        1.14         3.57      (0.81)
                          Total From Investment Operations         2.30        2.34        1.13         3.56      (0.82)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)
Net Asset Value, End of Period                                  $ 17.21     $ 15.85     $ 14.36      $ 13.26      $ 9.70
Total Return..............................................       14.99%      16.71%       8.53%       36.70%     (7.79)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,285        $682      $2,563       $1,777        $906
     Ratio of Expenses to Average Net Assets..............        1.32%       1.32%       1.32%        1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.32%(   b)     1.32%(b)    1.32%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.09)%     (0.27)%     (0.09)%      (0.09)%     (0.08)%
     Portfolio Turnover Rate..............................       103.0% 137.4%(  c)       98.5%       113.2%      108.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.74     $ 14.29     $ 13.23       $ 9.69     $ 10.53
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.06)      (0.04)       (0.03)      (0.85)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.30        2.36        1.13         3.57        0.03
                          Total From Investment Operations         2.26        2.30        1.09         3.54      (0.82)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)
Net Asset Value, End of Period                                  $ 17.06     $ 15.74     $ 14.29      $ 13.23      $ 9.69
Total Return..............................................       14.83%      16.50%       8.24%       36.53%     (7.83)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,490      $2,057      $1,568         $254         $49
     Ratio of Expenses to Average Net Assets..............        1.50%       1.50%       1.50%        1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.50%(b)     1.50%(b)    1.50%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.25)%     (0.42)%     (0.31)%      (0.29)%     (0.30)%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)       98.5%       113.2%      108.8%


                                                                   2006        2005
SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.82     $ 14.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.07)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.32        2.31
                          Total From Investment Operations         2.25        2.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)
                         Total Dividends and Distributions       (0.94)      (0.85)
Net Asset Value, End of Period                                  $ 17.13     $ 15.82
Total Return..............................................       14.69%      15.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $187         $11
     Ratio of Expenses to Average Net Assets..............        1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.      (0.41)%     (0.55)%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.40     $ 14.00     $ 12.96       $ 9.51     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.03)      (0.06)      (0.05)       (0.05)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.25        2.31        1.12         3.50      (0.83)
                          Total From Investment Operations         2.22        2.25        1.07         3.45      (0.85)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)
Net Asset Value, End of Period                                  $ 16.68     $ 15.40     $ 14.00      $ 12.96      $ 9.51
Total Return(d)...........................................       14.90%      16.49%       8.26%       36.28%     (8.23)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $146,800    $113,607     $77,396      $47,377     $17,167
     Ratio of Expenses to Average Net Assets..............        1.45%       1.50%       1.58%        1.70%       1.70%
     Ratio of Gross Expenses to Average Net Assets(e).....           -%          -%    1.58%(b)     1.84%(b)    1.70%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.20)%     (0.42)%     (0.35)%      (0.48)%     (0.44)%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)       98.5%       113.2%      108.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.97     $ 14.38     $ 13.21       $ 9.60     $ 10.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.08        0.05        0.07         0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.34        2.39        1.13         3.56      (0.78)
                          Total From Investment Operations         2.42        2.44        1.20         3.61      (0.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.06)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
     Tax Return of Capital Distribution...................           -           -           -            -       (0.01)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.09)
Net Asset Value, End of Period                                  $ 17.45     $ 15.97     $ 14.38      $ 13.21      $ 9.60
Total Return..............................................       15.66%      17.42%       9.09%       37.60%     (7.34)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $39,492     $31,109     $15,702       $9,318      $4,681
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)     0.75%(b)    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.50%       0.34%       0.47%        0.48%       0.66%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)       98.5%       113.2%      108.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.08     $ 14.51     $ 13.36       $ 9.74     $ 10.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.01        0.03         0.01        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.36        2.41        1.15         3.61      (0.94)
                          Total From Investment Operations         2.40        2.42        1.18         3.62      (0.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.03)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
     Tax Return of Capital Distribution...................           -           -           -            -       (0.01)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.06)
Net Asset Value, End of Period                                  $ 17.54     $ 16.08     $ 14.51      $ 13.36      $ 9.74
Total Return..............................................       15.42%      17.11%       8.84%       37.17%     (7.48)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,084      $5,773      $5,456       $5,163        $202
     Ratio of Expenses to Average Net Assets..............        1.01%       1.01%       1.01%        1.01%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.01%(b)     1.01%(b)    1.01%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.24%       0.07%       0.22%        0.06%       0.19%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)       98.5%       113.2%      108.8%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.93     $ 14.40     $ 13.28       $ 9.69     $ 10.57
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.01)        0.01         0.01        0.79
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.42        2.39        1.14         3.58      (1.63)
                          Total From Investment Operations         2.43        2.38        1.15         3.59      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.02)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.04)
Net Asset Value, End of Period                                  $ 17.42     $ 15.93     $ 14.40      $ 13.28      $ 9.69
Total Return..............................................       15.77%      16.96%       8.66%       37.05%     (7.98)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,452         $28         $16          $14         $10
     Ratio of Expenses to Average Net Assets..............        1.13%       1.13%       1.13%        1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.13%(b)     1.13%(b)    1.12%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.05%     (0.05)%       0.10%        0.10%       0.07%
     Portfolio Turnover Rate..............................       103.0%   137.4%(c)       98.5%       113.2%      108.8%


(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(d)  Total return is calculated without the contingent deferred sales charge.

(e) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.29      $ 7.89      $ 7.62       $ 5.03      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.06)      (0.06)      (0.06)       (0.04)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        0.86        0.33         2.63      (2.11)
                          Total From Investment Operations         1.13        0.80        0.27         2.59      (2.17)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 8.92      $ 8.29      $ 7.89       $ 7.62      $ 5.03
Total Return..............................................       13.97%      10.15%       3.54%       51.49%    (30.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $71         $19         $12         $954        $630
     Ratio of Expenses to Average Net Assets..............        1.32%       1.32%       1.27%        1.32%       1.32%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.32%(   b)           -%    1.32%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.65)%     (0.69)%     (0.80)%      (0.67)%     (0.93)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 8.23      $ 7.85      $ 7.60       $ 5.03      $ 7.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.07)      (0.07)      (0.08)       (0.05)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.18        0.85        0.33         2.62      (2.09)
                          Total From Investment Operations         1.11        0.78        0.25         2.57      (2.17)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 8.84      $ 8.23      $ 7.85       $ 7.60      $ 5.03
Total Return..............................................       13.82%       9.94%       3.29%       51.09%    (30.69)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $574         $83         $82         $985        $646
     Ratio of Expenses to Average Net Assets..............        1.50%       1.50%       1.45%        1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.50%(b)           -%    1.50%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.80)%     (0.88)%     (0.97)%      (0.85)%     (1.11)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


                                                                   2006        2005
SMALLCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.15      $ 7.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.08)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.16        0.81
                          Total From Investment Operations         1.08        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)
                         Total Dividends and Distributions       (0.50)      (0.40)
Net Asset Value, End of Period                                   $ 8.73      $ 8.15
Total Return..............................................       13.58%       9.34%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $77         $11
     Ratio of Expenses to Average Net Assets..............        1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.      (0.97)%     (1.00)%
     Portfolio Turnover Rate..............................       109.9%      181.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 7.87      $ 7.52      $ 7.29       $ 4.84      $ 7.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.07)      (0.08)      (0.08)       (0.08)      (0.20)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.12        0.83        0.31         2.53      (1.91)
                          Total From Investment Operations         1.05        0.75        0.23         2.45      (2.11)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 8.42      $ 7.87      $ 7.52       $ 7.29      $ 4.84
Total Return(c)...........................................       13.69%       9.98%       3.16%       50.62%    (30.92)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $35,009     $29,405     $25,984      $16,886      $4,449
     Ratio of Expenses to Average Net Assets..............        1.53%       1.59%       1.68%        1.88%       1.70%
     Ratio of Gross Expenses to Average Net Assets(d).....           -%          -%       1.69%     2.18%(b)    1.70%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.88)%     (0.97)%     (1.06)%      (1.26)%     (1.27)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 8.22      $ 7.79      $ 7.48       $ 4.91      $ 7.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.01)        0.01      (0.01)           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.18        0.82        0.32         2.57      (2.08)
                          Total From Investment Operations         1.17        0.83        0.31         2.57      (2.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 8.89      $ 8.22      $ 7.79       $ 7.48      $ 4.91
Total Return..............................................       14.60%      10.69%       4.14%       52.34%    (30.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,368      $1,502          $8           $8      $4,344
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.73%        0.75%       0.75%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)           -%    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.08)%       0.13%     (0.12)%      (0.08)%     (0.31)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.43      $ 7.99      $ 7.69       $ 5.06      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.03)      (0.03)      (0.04)       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        0.87        0.34         2.65      (2.12)
                          Total From Investment Operations         1.18        0.84        0.30         2.63      (2.16)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 9.11      $ 8.43      $ 7.99       $ 7.69      $ 5.06
Total Return..............................................       14.35%      10.54%       3.90%       51.98%    (30.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,061        $284        $179       $1,102        $666
     Ratio of Expenses to Average Net Assets..............        1.01%       1.01%       0.97%        1.01%       1.01%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.01%(b)           -%    1.01%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.33)%     (0.38)%     (0.47)%      (0.37)%     (0.62)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 8.41      $ 7.98      $ 7.67       $ 5.06      $ 7.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.04)      (0.04)      (0.05)       (0.03)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.20        0.87        0.36         2.64      (2.11)
                          Total From Investment Operations         1.16        0.83        0.31         2.61      (2.16)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)
Net Asset Value, End of Period                                   $ 9.07      $ 8.41      $ 7.98       $ 7.67      $ 5.06
Total Return..............................................       14.14%      10.42%       4.04%       51.58%    (30.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $62         $12         $11         $959        $633
     Ratio of Expenses to Average Net Assets..............        1.13%       1.13%       1.08%        1.13%       1.12%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.13%(b)           -%    1.12%(b)
     Ratio of Net Investment Income to Average Net Assets.      (0.44)%     (0.50)%     (0.62)%      (0.48)%     (0.74)%
     Portfolio Turnover Rate..............................       109.9%      181.7%      194.9%       270.1%      255.3%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.65     $ 14.94     $ 12.91       $ 9.75     $ 10.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.05        0.05        0.05         0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.46        2.07        1.98         3.14      (0.49)
                          Total From Investment Operations         2.51        2.12        2.03         3.16      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.05)          -            -           -
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.41)      (0.41)          -            -       (0.14)
Net Asset Value, End of Period                                  $ 18.75     $ 16.65     $ 14.94      $ 12.91      $ 9.75
Total Return..............................................       15.26%      14.32%      15.75%       32.41%     (4.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $34,153     $24,278     $11,912       $3,540        $676
     Ratio of Expenses to Average Net Assets..............        0.72%       0.72%       0.72%        0.72%       0.72%
     Ratio of Net Investment Income to Average Net Assets.        0.30%       0.29%       0.38%        0.18%       0.09%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.53     $ 14.86     $ 12.87       $ 9.71     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.02        0.02        0.03           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.44        2.06        1.96         3.16      (0.48)
                          Total From Investment Operations         2.46        2.08        1.99         3.16      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)          -            -           -
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.38)      (0.41)          -            -       (0.14)
Net Asset Value, End of Period                                  $ 18.61     $ 16.53     $ 14.86      $ 12.87      $ 9.71
Total Return..............................................       15.06%      14.11%      15.48%       32.54%     (4.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,868     $16,875     $11,254       $3,176      $1,344
     Ratio of Expenses to Average Net Assets..............        0.90%       0.90%       0.90%        0.90%       0.90%
     Ratio of Net Investment Income to Average Net Assets.        0.12%       0.10%       0.21%        0.01%     (0.09)%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005
SMALLCAP S&P 600 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.37     $ 14.81
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.42        1.97
                          Total From Investment Operations         2.42        1.97
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)
     Distributions from Realized Gains....................       (0.38)      (0.36)
                         Total Dividends and Distributions       (0.38)      (0.41)
Net Asset Value, End of Period                                  $ 18.41     $ 16.37
Total Return..............................................       14.96%      13.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,949        $122
     Ratio of Expenses to Average Net Assets..............        1.03%       1.03%
     Ratio of Net Investment Income to Average Net Assets.      (0.01)%       0.01%
     Portfolio Turnover Rate..............................        56.2%       43.2%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.99     $ 14.40     $ 12.49       $ 9.50     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.02          -           -        (0.05)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.36        2.00        1.91         3.04      (0.49)
                          Total From Investment Operations         2.38        2.00        1.91         2.99      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)          -            -           -
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.38)      (0.41)          -            -       (0.14)
Net Asset Value, End of Period                                  $ 17.99     $ 15.99     $ 14.40      $ 12.49      $ 9.50
Total Return(b)...........................................       15.06%      13.99%      15.31%       31.47%     (5.16)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $73,824     $57,122     $33,134      $17,505      $7,197
     Ratio of Expenses to Average Net Assets..............        0.89%       1.00%       1.06%        1.38%       1.10%
     Ratio of Gross Expenses to Average Net Assets(c).....           -%          -%       1.06%        1.49%          -%
     Ratio of Net Investment Income to Average Net Assets.        0.13%       0.01%       0.01%      (0.47)%     (0.28)%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.50     $ 14.73     $ 12.70       $ 9.59     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.15        0.14        0.13         0.08        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.44        2.05        1.95         3.07      (0.47)
                          Total From Investment Operations         2.59        2.19        2.08         3.15      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.06)      (0.05)       (0.04)      (0.06)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.51)      (0.42)      (0.05)       (0.04)      (0.20)
Net Asset Value, End of Period                                  $ 18.58     $ 16.50     $ 14.73      $ 12.70      $ 9.59
Total Return..............................................       15.95%      15.00%      16.41%       33.04%     (4.19)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $165,346     $99,202     $48,472      $18,585          $9
     Ratio of Expenses to Average Net Assets..............        0.15%       0.15%       0.15%        0.15%       0.15%
     Ratio of Net Investment Income to Average Net Assets.        0.87%       0.86%       0.94%        0.74%       0.66%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.78     $ 15.01     $ 12.95       $ 9.77     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.11        0.10        0.09         0.05        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.47        2.08        1.98         3.15      (0.45)
                          Total From Investment Operations         2.58        2.18        2.07         3.20      (0.43)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.05)      (0.01)       (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.46)      (0.41)      (0.01)       (0.02)      (0.17)
Net Asset Value, End of Period                                  $ 18.90     $ 16.78     $ 15.01      $ 12.95      $ 9.77
Total Return..............................................       15.63%      14.69%      16.03%       32.80%     (4.35)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $76,595     $50,828     $26,093      $15,535      $6,850
     Ratio of Expenses to Average Net Assets..............        0.41%       0.41%       0.41%        0.41%       0.41%
     Ratio of Net Investment Income to Average Net Assets.        0.61%       0.59%       0.63%        0.51%       0.42%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP S&P 600 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.75     $ 15.00     $ 12.94       $ 9.76     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.09        0.08        0.08         0.05        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.47        2.08        1.98         3.14      (0.51)
                          Total From Investment Operations         2.56        2.16        2.06         3.19      (0.45)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.05)          -        (0.01)      (0.02)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)
                         Total Dividends and Distributions       (0.44)      (0.41)          -        (0.01)      (0.16)
Net Asset Value, End of Period                                  $ 18.87     $ 16.75     $ 15.00      $ 12.94      $ 9.76
Total Return..............................................       15.51%      14.55%      15.94%       32.67%     (4.56)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $12,791      $7,214      $2,807       $1,034        $570
     Ratio of Expenses to Average Net Assets..............        0.53%       0.53%       0.53%        0.53%       0.53%
     Ratio of Net Investment Income to Average Net Assets.        0.49%       0.48%       0.55%        0.36%       0.28%
     Portfolio Turnover Rate..............................        56.2%       43.2%       54.5%        44.6%       61.0%


(a)  Calculated based on average shares outstanding during the period.

(b)  Total return is calculated without the contingent deferred sales charge.

(c) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.




                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.47     $ 16.22     $ 14.78      $ 10.56     $ 10.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.04        0.01      (0.05)           -         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.00        2.64        1.96         4.22        0.40
                          Total From Investment Operations         3.04        2.65        1.91         4.22        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.04)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.51)
Net Asset Value, End of Period                                  $ 19.23     $ 17.47     $ 16.22      $ 14.78     $ 10.56
Total Return..............................................       18.30%      16.98%      13.20%       40.02%       3.98%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,385      $6,033      $4,111         $891      $1,145
     Ratio of Expenses to Average Net Assets..............        1.32%       1.32%       1.32%        1.32%       1.31%
     Ratio of Gross Expenses to Average Net Assets........           -%          -% 1.32%(   b)     1.32%(b)    1.32%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.21%       0.05%     (0.31)%        0.04%       0.36%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.35     $ 16.14     $ 14.74      $ 10.55     $ 10.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.02)      (0.07)       (0.01)        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.97        2.63        1.94         4.20        0.40
                          Total From Investment Operations         2.98        2.61        1.87         4.19        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.02)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.49)
Net Asset Value, End of Period                                  $ 19.05     $ 17.35     $ 16.14      $ 14.74     $ 10.55
Total Return..............................................       18.07%      16.81%      12.96%       39.72%       3.90%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,641      $3,266      $1,949         $650        $891
     Ratio of Expenses to Average Net Assets..............        1.50%       1.50%       1.50%        1.50%       1.49%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.50%(b)     1.50%(b)    1.50%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.04%     (0.13)%     (0.47)%      (0.14)%       0.19%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


                                                                   2006        2005
SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.39     $ 16.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.98        2.54
                          Total From Investment Operations         2.96        2.50
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)      (1.40)
                         Total Dividends and Distributions       (1.28)      (1.40)
Net Asset Value, End of Period                                  $ 19.07     $ 17.39
Total Return..............................................       17.90%      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,058         $12
     Ratio of Expenses to Average Net Assets..............        1.63%       1.63%
     Ratio of Net Investment Income to Average Net Assets.      (0.09)%     (0.27)%
     Portfolio Turnover Rate..............................        97.9%      133.7%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 17.02     $ 15.88     $ 14.53      $ 10.42     $ 10.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.01      (0.03)      (0.09)       (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.92        2.57        1.91         4.15        0.42
                          Total From Investment Operations         2.93        2.54        1.82         4.11        0.41
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.47)
Net Asset Value, End of Period                                  $ 18.67     $ 17.02     $ 15.88      $ 14.53     $ 10.42
Total Return(c)...........................................       18.12%      16.63%      12.80%       39.44%       3.65%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $67,102     $46,466     $26,756      $12,945      $4,953
     Ratio of Expenses to Average Net Assets..............        1.47%       1.56%       1.65%        1.70%       1.69%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.47%       1.56%    1.65%(b)     2.14%(b)    1.70%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.07%     (0.19)%     (0.62)%      (0.35)%     (0.07)%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.54     $ 16.20     $ 14.68      $ 10.48     $ 10.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.14        0.11        0.04         0.07        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.01        2.63        1.95         4.20        0.39
                          Total From Investment Operations         3.15        2.74        1.99         4.27        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -           -        (0.07)      (0.10)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.37)      (1.40)      (0.47)       (0.07)      (0.57)
Net Asset Value, End of Period                                  $ 19.32     $ 17.54     $ 16.20      $ 14.68     $ 10.48
Total Return..............................................       18.99%      17.61%      13.86%       40.94%       4.60%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $105,863     $46,908     $20,973      $10,493      $9,641
     Ratio of Expenses to Average Net Assets..............        0.75%       0.75%       0.75%        0.75%       0.74%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    0.75%(b)     0.75%(b)    0.75%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.79%       0.64%       0.28%        0.62%       0.88%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.63     $ 16.31     $ 14.82      $ 10.58     $ 10.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.10        0.06          -          0.04        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.02        2.66        1.96         4.24        0.37
                          Total From Investment Operations         3.12        2.72        1.96         4.28        0.48
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -           -        (0.04)      (0.07)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.33)      (1.40)      (0.47)       (0.04)      (0.54)
Net Asset Value, End of Period                                  $ 19.42     $ 17.63     $ 16.31      $ 14.82     $ 10.58
Total Return..............................................       18.64%      17.35%      13.51%       40.56%       4.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,180     $10,672      $5,755       $1,139      $1,056
     Ratio of Expenses to Average Net Assets..............        1.01%       1.01%       1.01%        1.01%       1.00%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.01%(b)     1.01%(b)    1.01%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.53%       0.37%       0.01%        0.34%       0.67%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 17.56     $ 16.27     $ 14.80      $ 10.57     $ 10.63
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.07        0.04      (0.02)         0.02        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.02        2.65        1.96         4.24        0.37
                          Total From Investment Operations         3.09        2.69        1.94         4.26        0.47
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -           -        (0.03)      (0.06)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)
                         Total Dividends and Distributions       (1.31)      (1.40)      (0.47)       (0.03)      (0.53)
Net Asset Value, End of Period                                  $ 19.34     $ 17.56     $ 16.27      $ 14.80     $ 10.57
Total Return..............................................       18.52%      17.20%      13.39%       40.34%       4.17%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,406        $583        $326         $187        $876
     Ratio of Expenses to Average Net Assets..............        1.13%       1.13%       1.13%        1.12%       1.11%
     Ratio of Gross Expenses to Average Net Assets........           -%          -%    1.13%(b)     1.13%(b)    1.12%(b)
     Ratio of Net Investment Income to Average Net Assets.        0.39%       0.26%     (0.10)%        0.23%       0.56%
     Portfolio Turnover Rate..............................        97.9%      133.7%      163.5%       221.7%      134.3%

(a)  Calculated based on average shares outstanding during the period.

(b)  Expense ratio without commission rebates.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.23        0.21         0.27        0.36
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.05      (0.03)      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.46        0.20        0.21         0.27        0.36
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.23)      (0.21)       (0.27)      (0.36)
                         Total Dividends and Distributions       (0.42)      (0.23)      (0.21)       (0.27)      (0.36)
Net Asset Value, End of Period                                  $ 10.01      $ 9.97     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.73%       1.97%  2.08%(  b)        2.72%       3.68%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,500     $26,149     $20,513       $1,805      $1,736
     Ratio of Expenses to Average Net Assets..............        0.97%       0.97%       1.08%        1.17%       1.17%
     Ratio of Net Investment Income to Average Net Assets.        4.08%       2.30%       2.05%        2.57%       3.61%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.21        0.19         0.25        0.34
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.03)      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.42        0.18        0.19         0.25        0.34
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.21)      (0.19)       (0.25)      (0.34)
                         Total Dividends and Distributions       (0.40)      (0.21)      (0.19)       (0.25)      (0.34)
Net Asset Value, End of Period                                   $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.34%       1.79%    1.90%(b)        2.56%       3.50%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,464      $9,036      $8,760       $2,429      $1,732
     Ratio of Expenses to Average Net Assets..............        1.15%       1.15%       1.28%        1.35%       1.35%
     Ratio of Net Investment Income to Average Net Assets.        4.11%       2.09%       1.84%        2.37%       3.43%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


                                                                   2006        2005
ULTRA SHORT BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.40        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.03)
                          Total From Investment Operations         0.41      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.39)      (0.19)
                         Total Dividends and Distributions       (0.39)      (0.19)
Net Asset Value, End of Period                                   $ 9.99      $ 9.97
Total Return..............................................        4.21%       1.63%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $11         $10
     Ratio of Expenses to Average Net Assets..............        1.28%       1.28%
     Ratio of Net Investment Income to Average Net Assets.        3.98%       1.91%
     Portfolio Turnover Rate..............................        49.0%       54.9%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.41        0.20        0.19         0.23        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.03)      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.42        0.17        0.19         0.23        0.32
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.20)      (0.19)       (0.23)      (0.32)
                         Total Dividends and Distributions       (0.40)      (0.20)      (0.19)       (0.23)      (0.32)
Net Asset Value, End of Period                                   $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00
Total Return(c)...........................................        4.31%       1.77%    1.90%(b)        2.33%       3.24%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $37,801     $38,214     $43,380      $40,460     $14,460
     Ratio of Expenses to Average Net Assets..............        1.18%       1.16%       1.29%        1.55%       1.60%
     Ratio of Gross Expenses to Average Net Assets(d).....        1.18%       1.16%       1.32%        1.55%          -%
     Ratio of Net Investment Income to Average Net Assets.        4.08%       2.02%       1.90%        2.21%       3.12%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.05     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.50        0.25        0.26         0.32        0.42
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.09      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.49        0.34        0.26         0.32        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.48)      (0.29)      (0.26)       (0.32)      (0.42)
                         Total Dividends and Distributions       (0.48)      (0.29)      (0.26)       (0.32)      (0.42)
Net Asset Value, End of Period                                  $ 10.06     $ 10.05     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.98%  3.40%(  e)    2.66%(b)        3.30%       4.27%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $192,510         $13      $1,968       $1,917      $1,856
     Ratio of Expenses to Average Net Assets..............        0.40%       0.40%       0.55%        0.60%       0.60%
     Ratio of Net Investment Income to Average Net Assets.        4.97%       2.52%       2.62%        3.24%       4.18%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.48        0.25        0.24         0.30        0.39
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)      (0.02)      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.47        0.23        0.24         0.30        0.39
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)      (0.26)      (0.24)       (0.30)      (0.39)
                         Total Dividends and Distributions       (0.45)      (0.26)      (0.24)       (0.30)      (0.39)
Net Asset Value, End of Period                                   $ 9.99      $ 9.97     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.85%       2.29%    2.40%(b)        3.04%       4.00%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,314      $1,775      $2,335         $523      $1,744
     Ratio of Expenses to Average Net Assets..............        0.66%       0.66%       0.80%        0.86%       0.86%
     Ratio of Net Investment Income to Average Net Assets.        4.76%       2.52%       2.33%        3.07%       3.92%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%


                                                                   2006        2005        2004         2003        2002
                                                                   ----        ----        ----         ----        ----
ULTRA SHORT BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.00     $ 10.00      $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(a)............         0.45        0.19        0.22         0.29        0.38
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01        0.02      (0.11)           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -
                          Total From Investment Operations         0.46        0.21        0.22         0.29        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.44)      (0.25)      (0.22)       (0.29)      (0.38)
                         Total Dividends and Distributions       (0.44)      (0.25)      (0.22)       (0.29)      (0.38)
Net Asset Value, End of Period                                   $ 9.98      $ 9.96     $ 10.00      $ 10.00     $ 10.00
Total Return..............................................        4.73%       2.08%    2.27%(b)        2.92%       3.88%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $11         $10      $1,802       $1,665      $1,740
     Ratio of Expenses to Average Net Assets..............        0.78%       0.78%       0.92%        0.98%       0.98%
     Ratio of Net Investment Income to Average Net Assets.        4.48%       1.87%       2.23%        2.78%       3.80%
     Portfolio Turnover Rate..............................        49.0%       54.9%      105.5%        20.7%       13.6%

(a)  Calculated based on average shares outstanding during the period.

(b) In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.

(c)  Total return is calculated without the contingent deferred sales charge.

(d) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

(e) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

------------------------------------------------------------------------------






The Board of Directors and Shareholders
Principal Investors Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Investors Fund, Inc. (comprising, respectively, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund and Ultra Short Bond Fund) as of October 31, 2006, and the related statements of operations, cash flows, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the management of Principal Investors Fund, Inc. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (country-regionplaceUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Principal Investors Fund, Inc.'s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Principal Investors Fund, Inc.'s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Principal Investors Fund, Inc. at October 31, 2006, the results of their operations, their cash flows, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                          /s/Ernst & Young LLC

Des Moines, Iowa
December 9, 2006

FUND DIRECTORS

Under StateplaceMaryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  1113 Basil Road,
  McClean, Virginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86                   Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  5040 Arbor Lane, #302, Northfield, Illinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                       None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  6310 Deerfield Avenue,
  San Gabriel, California
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                       None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  Suite 203, 2101
  Waukegan Road
  Bannockburn, Illinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap           86           Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th,
  Urbandale, Iowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                       None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  100 Market Street, #314,
  Des Moines, Iowa
  1940

    *Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT
AND SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (PIF) approved a number of investment advisory contracts as follows: (i) approval of a subadvisory agreement with Jacobs Levy Equity Management, Inc. (Jacobs Levy) relating to the Fund's Partners MidCap Value Fund; (ii) approval of a subadvisory agreement with Essex Investment Management Company, LLC (Essex) relating to the Fund's Partners SmallCap Growth Fund II;
(iii) approval of a subadvisory agreement with Columbus Circle Investors (Columbus Circle) relating to the Fund's Partners SmallCap Growth Fund III; (iv) approval of a subadvisory agreement with American Century Investment Management, Inc. (American Century) relating to the Fund's Partners LargeCap Growth Fund;
(v) an amendment to the management agreement (Management Agreement) with Principal Management Corporation (Manager) relating to the addition to the Fund of fifteen Funds in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vi) approval of a subadvisory agreement with WM Advisors, Inc. (WMA), relating to twelve of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (vii) approval of a subadvisory agreement with Van Kampen Asset Management (Van Kampen) relating to three of the fifteen Funds added to the Fund in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; and (viii) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meeting to discuss the information provided.

Actions taken at June 12, 2006 Board Meeting. At its June 12, 2006 meeting, the board considered whether to engage Jacobs Levy to provide investment advisory services relating to a portion of the Partners MidCap Value Fund's portfolio. In approving the advisory contract with Jacobs Levy, the board considered Jacobs Levy's experience and skills in managing portfolios of mid-capitalization equity securities in the value style. The board found Jacobs Levy to be an experienced manager of portfolios of such securities. The board noted that the founders of the firm are well-known for their research and academic publications on investment theory and practice and will serve as the portfolio managers for the portion of the Fund's assets that is allocated to Jacobs Levy. The board also considered the historical performance of Jacobs Levy's midcap value composite and found it to be favorable. The board considered the fees Jacobs Levy proposed to charge the Fund, which it found to be acceptable. In concluding that Jacobs Levy's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Jacobs Levy because, as the board noted, the Manager will compensate Jacobs Levy from its own management fees and the Manager had negotiated the agreement with Jacobs Levy at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Jacobs Levy had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that Jacobs Levy proposed for the Fund. The board also considered other benefits to Jacobs Levy from the proposed arrangement and noted that Jacobs Levy engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage placeEssex to provide investment advisory services relating to a portion of the Fund's Partners SmallCap Growth Fund II's portfolio. In approving the investment advisory contract with Essex, the board considered placeEssex' experience and skill in managing portfolios of small capitalization equity securities in the growth style. The board found placeEssex to be an experienced manager of portfolios of such securities. The board noted that the portfolio manager that will manage the portion of the Fund allocated to placeEssex has 22 years of investment management experience. The board also considered the historical performance of placeEssex' small/micro capitalization growth composite and found it to be favorable. The board considered the fees placeEssex proposed to charge the Fund, which it found to be acceptable. In concluding that Essex's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Essex because, as the board noted, the Manager will compensate Essex from its own management fees and the Manager had negotiated the agreement with Essex at arms length. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Essex had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that Essex proposed for the Fund. The board also considered other benefits to Essex from the proposed arrangement and noted that Essex engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Also at its June 12, 2006 meeting, the board considered whether to engage Columbus Circle to provide investment advisory services relating to a portion of the PIF Partners SmallCap Growth Fund III portfolio. In approving the investment advisory contract with Columbus Circle, the board considered Columbus Circle's experience and skills in managing portfolios of small-capitalization equity securities in the growth style. The board found Columbus Circle to be an experienced manager of portfolios of such securities. The board noted that Columbus Circle currently provides subadvisory services for two other Funds and has provided all such services in a satisfactory manner. The board also considered the historical performance of Columbus Circle's small capitalization growth composite and found it to be favorable. The board considered the fees
Columbus Circle proposed to charge the Fund, which it found to be acceptable. The board concluded that the anticipated profitability to Columbus Circle in connection with the investment advisory services it will provide to the Fund was not unreasonable. The board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that Columbus Circle had represented that none of its clients with investment objectives and policies similar to that of the Fund has a more favorable fee schedule than that Columbus Circle proposed for the Fund. The board also considered other benefits to Columbus Circle from the proposed arrangement and noted that Columbus Circle engages in soft dollar transactions, which result in it obtaining investment-related research provided by brokers that execute transactions for the Fund's portfolio.

Actions taken at September 11, 2006 Board Meeting. At its September 11, 2006 meeting, the board considered whether to engage American Century to provide investment advisory services to the Fund's Partners LargeCap Growth Fund to address the underperformance of the Fund's current subadvisor. In approving the investment advisory contract with American Century, the board considered American Century's experience and skill in managing portfolios of large capitalization equity securities in the growth style. The board found American Century to be an experienced manager of portfolios of such securities, taking note of American Century's performance as subadvisor to the Fund's Partners LargeCap Growth Fund II since 2000. The board considered the fees American Century proposed to charge the Fund, which it found to be based on a fee schedule identical to the fee schedule American Century employs in connection with the Partners LargeCap Growth Fund II. The board found the fees to be acceptable. In concluding that American Century's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to American Century because, as the board noted, the Manager will compensate American Century from its own management fees and the Manager had negotiated the agreement with American Century at arms length. The board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for the Fund under the subadvisory agreement is reasonable in relation to the asset size of the Fund. The board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the subadvisory agreement, the board noted that American Century had represented that it has no other investment company clients that utilize the same investment strategy as the Fund. The board also considered other benefits to American Century from the proposed arrangement and noted that American Century stated that it does not engage in soft dollar transactions.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Also, at its September 11, 2006 meeting, the board considered whether to (a) amend the Fund's Management Agreement with the Manager reflecting the addition of the following fifteen Funds ("New Funds") in connection with the Fund's proposed acquisition of the assets of the WM Group of Funds; (b) engage WMA to provide investment advisory services to twelve of the New Funds (Equity Income Fund I, High Yield Fund II, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, West Coast Equity Fund, SAM Balanced Portfolio; SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio and SAM Strategic Growth Portfolio; together, WMA Funds); and (c) engage Van Kampen to provide investment advisory services to three of the New Funds (California Municipal Fund, California Insured Intermediate Municipal Fund and Tax-Exempt Bond Fund I; together, Van Kampen Funds).

In approving the amendment to the Management Agreement relating to the New Funds, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel, the Manager's ability to attract and retain high-quality personnel and the quality of the services the Manager has provided to the Fund in the past. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers. With regard to each of WMA and Van Kampen (Proposed Subadvisers), the board considered the reputation, qualifications and background of the Proposed Subadvisers, the investment approach of the Proposed Subadvisers and the experience and skills of each Proposed Subadviser's investment personnel. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the board can reasonably expect the Manager and the Proposed Subadvisers to provide to each New Fund were satisfactory.

With regard to investment performance, the board noted that the Manager does not directly control investment performance, but rather engages subadvisers that manage the Funds. The board concluded that the Manager has in place an effective process to monitor performance, encourage remedial action and make changes in subadvisers at the appropriate time.

To evaluate the performance of WMA and Van Kampen, the board reviewed total return information for 1, 3 and 5 year periods for Class A shares of each New Fund's WM Group of Funds predecessor (Predecessor Funds). The board compared the total return information for the Predecessor Funds Class A shares to total return information for a broad based, industry category for each Predecessor Fund defined by Morningstar, Inc. (Morningstar Category). The board found that the three year performance of each Predecessor Fund Class A shares was in the third quartile or better. Based on all relevant factors, the board concluded that WMA's and Van Kampen's investment performance with regard to the New Funds was expected to be reasonable.

The board also considered the pro forma management fees for each New Fund as well as the pro forma total expense ratios for Class A shares of each New Fund. The board received information, based on data supplied by Lipper Analytical Services, Inc. (Lipper), comparing each New Fund's proposed management fees (at theoretical asset levels) and pro forma expense ratios to advisory fees and expense ratios of the mutual funds in a broad based, industry category defined by Lipper (Lipper Category).

For all New Funds except the SAM Portfolios, the pro forma management fees were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. With regard to the SAM Portfolios, the board noted that, while the SAM Portfolio management fees were within the fourth quartile when compared to their Lipper Category as well as a customized peer group of funds of funds derived from the Lipper Category, each SAM Portfolio's expense ratio was approximately equal to the customized peer group's median expense ratio. For all New Funds, pro forma expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable.

The board also considered each New Fund's management fee as compared to management fees the Manager charges for comparable mutual funds. The board found the management fees to be reasonable when compared to those the Manager charges to comparable mutual funds.

On the basis of the information provided, the board concluded that the proposed management fee schedules for each New Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each New Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness.

The board reviewed the Manager's detailed analysis of its anticipated profitability, including the estimated direct and indirect costs the Manager expects to incur in providing service to each New Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each New Fund. The board also reviewed data on the anticipated profitability to WMA, which will become an affiliate of the Manager, with regard to each New Fund to which WMA will provide investment advisory services. The board concluded that the profitability to the Manager from the management of each New Fund and the profitability to WMA in connection with the investment advisory services each will provide to the New Funds was not unreasonable.

In concluding that Van Kampen's anticipated profit from the arrangement would not be unreasonable, the board determined that it need not review estimated levels of profit to Van Kampen because, as the board noted, the Manager will compensate Van Kampen from its own management fees and the Manager had negotiated the agreement with Van Kampen at arms length.

The board considered whether the amended Management Agreement provided for economies of scale with respect to the New Funds and whether each New Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each New Fund under the Management Agreement is reasonable in relation to the asset size of each New Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate level of sharing of any economies of scale.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each New Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each New Fund under each subadvisory agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each New Fund reflects an appropriate recognition of any economies of scale.

The board received and considered information regarding the character and amount of other incidental benefits the Manager, WMA and Van Kampen may receive as a result of the services each will provide to the New Funds. The board concluded that, taking into account any incidental benefits the Manager, WMA and Van Kampen may receive, the management and subadvisory fees for each New Fund were reasonable.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements. Also at its September 11, 2006 meeting, the board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of PIF, as defined in the 1940 Act (the "Independent Directors"), annually to review and consider the continuation of: (i) the Management Agreement with the Manager as it relates to each of the fifty-five series of PIF (each series is referred to as a "Fund"), and (ii) the investment subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Alliance Bernstein Investment Research and Management; Barrow, Hanley, Mewhinney & Strauss; BNY Investment Advisers; Columbus Circle; Dimensional Fund Advisors, Inc.; Emerald Advisors, Inc.; Essex; Fidelity Management and Research Company; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy; Los Angeles Capital Management and Equity Research, Inc.; Mazama Capital Management, Inc.; Mellon Equity Associates, LLP; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Post Advisory Group, LLC ("Post"); Principal Real Estate Investors, LLC; Principal Global Investors, LLC ("PGI"); Spectrum Asset Management, Inc. ("Spectrum"); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; Vaughan Nelson Investment Management, LP; and Wellington Management Company, LLP. (the Subadvisers). The Management Agreement and the subadvisory agreements are collectively referred to as the "Advisory Agreements."

At a meeting held on September 11, 2006, the board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On September 10, 2006, the Independent Directors also met in executive session with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund as well as the investment performance of a broad based industry category defined by Morningstar and a market index, (ii) a comparison of each Fund's management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in the Lipper Category, (iii) fee schedules applicable to the Manager's and the Subadvisers' other clients, (iv) the Manager's financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager's and each Subadviser's allocation of the benefits of economies of scale
(vi) the Manager's and each Subadvisers' record of compliance with applicable laws and regulations, and with each Fund's investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the board considered the experience and skills of senior management leading fund operations, the experience and skills of the Manager's personnel, the resources made available to such personnel and the Manager's ability to attract and retain high-quality personnel. The board also considered the Manager's program for identifying, recommending, monitoring and replacing Subadvisers as well as the resources affiliates of the Manager expended in an effort to increase Fund assets to attain economies of scale. With regard to each Subadviser, the board considered the reputation, qualifications and background of each Subadviser, the investment approach of each Subadviser, the experience and skills of each Subadviser's investment personnel and the resources made available to such personnel and each Subadviser's compliance with each Fund's investment policies and compliance in general. Based on all relevant factors, the board concluded that the nature, quality and extent of the services the Manager and each Subadviser provides to each Fund were sufficient to support renewal of the Advisory Agreements.

Investment Performance

The board considered the performance results for each Fund over various time periods. The board also considered these results in comparison to the performance of the funds in the Morningstar Category of which each Fund is a member, as well as each Fund's market index. The board also considered whether each Fund's performance results were consistent with the Fund's investment objective and policies. For Funds that had a shorter than one-year performance record with the Subadviser, because the Subadviser was only recently added to manage a portion of the Fund's assets, the board determined that the limited performance history was not meaningful and the board relied instead on the fact that the Subadvisers had recently been selected based upon favorable composite performance information.

The board concluded that, with regard to all but one Fund, performance results were satisfactory. For one Fund that had not maintained a satisfactory level of investment performance over a three-year period (Partners LargeCap Growth Fund), the board determined that the Manager was taking appropriate steps to address the matter. The board also concluded that the Manager has in place an effective process to monitor performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. The board therefore concluded that it was in the best interests of the Fund to renew the Advisory Agreements.

Investment Management and Subadvisory Fees

The board considered the management fees and total expense ratios for each Fund. The board received information, based on data supplied by Lipper, comparing each Fund's management fees (at current asset levels and at theoretical asset levels) and expense ratio (at current asset levels) to advisory fees and expense ratios of the mutual funds in the Lipper Category. For most funds, management fees and expense ratios were within the third quartile or better when compared to their Lipper Category, which the board considered reasonable. For Funds with management fees within the fourth quartile, the board concluded, that taking into account all other relevant factors, including expense ratios, the management fees were reasonable.

The board also considered each Fund's management fee as compared to management fees charged by the Manager for comparable mutual funds. The board also considered each Fund's management fee rate as compared to management fees charged by the Manager for comparable mutual funds.

On the basis of the information provided, the board concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the quality of services provided by the Manager and other relevant factors.

The board also considered each Fund's subadvisory fees. The board evaluated the competitiveness of the subadvisory fees based upon data the Manager supplied, which compared the subadvisory fees to available information about funds in the Lipper Category. The board noted that, where data on the ranking of the subadvisory fees was available, the subadvisory fees of each Fund ranked among the lowest 75 percent relative to the Lipper Category, with a few exceptions. In the case of each Fund for which such data was not available, the board reviewed the management fee and total expense ratio for reasonableness, taking into account whether the Subadviser was charging a higher fee to the Fund than to its comparable clients. In the case of the few exceptions, the board concluded that, taking into account all other relevant factors, the subadvisory fees were reasonable.

For the Subadvisers that reported fees for "Other Clients" with comparable investment policies and receiving comparable services, the board noted that most Subadvisers did not charge higher fees to the Manager than they charged to their Other Clients. For the Subadvisers that charged higher fees to the Manager than to their Other Clients, the board noted that, based on representations made by those Subadvisers, the higher fees were generally a result of fewer assets, different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

BOARD CONSIDERATION OF AND CONTINUATION OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (CONTINUED)

For each Subadviser not affiliated with the Manager ("Unaffiliated Subadvisers") (each Subadviser except PGI, Columbus Circle, Post and Spectrum), the board also considered that the subadvisory fee rate was negotiated at arm's length between the Manager and each Unaffiliated Subadviser and that the Manager compensates the Unaffiliated Subadviser from its fees. For Funds with Affiliated Subadvisers (PGI, Columbus Circle, Post and Spectrum), the board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee.

Based upon all of the above, the board determined that the subadvisory fees for each Fund were reasonable.

Profitability

The board reviewed the Manager's detailed analysis of its profitability, including the estimated direct and indirect costs the Manager incurs in providing service with regard to each Fund under the Management Agreement as well as its profitability from other relationships between the Manager, its affiliates and each Fund. The board also reviewed data on the profitability to each Affiliated Subadviser with regard to each Fund to which an Affiliated Subadvisor provides investment advisory services. The board concluded that the profitability to the Manager from the management of each Fund and the profitability to each Affiliated Subadviser in connection with the investment advisory services each provides to the Funds was not unreasonable.

In concluding that each Unaffiliated Subadviser's anticipated profit would not be unreasonable, the board determined that it need not review estimated levels of profit to each Unaffiliated Subadviser because, as the board noted, the Manager will compensate each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the subadvisory agreement with each Unaffiliated Subadviser at arms length.

Economies of Scale

The board considered whether there are economies of scale with respect to the management of each Fund and whether each Fund benefits from any such economies of scale through breakpoints in fees. The board also reviewed the level at which breakpoints occur and the amount of the reduction. The board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale at current asset levels. The Independent Directors determined that the Manager should provide additional breakpoints for Bond & Mortgage Securities Fund, Money Market Fund and Partners LargeCap Growth Fund for higher assets levels and requested the Manager to propose additional breakpoints for consideration.

The board noted that the management fees for the Index Funds and the LifeTime Funds do not include breakpoints. Although their management fee schedules do not contain breakpoints, the board noted that each Index Fund has a relatively low basis-point fee for initial assets and the board concluded that the Index Funds do not generate sufficient economies of scale at their current asset size to justify a breakpoint at this time. For the LifeTime Funds, the board noted that the underlying funds in which these funds-of-funds invest contain breakpoints that pass through economies of scale to the shareholders.

The board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The board also considered whether the effective subadvisory fee rate for each Fund under each Subadvisory Agreement is reasonable in relation to the asset size of each Fund. The board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to the Manager

The board received and considered information regarding the character and amount of other incidental benefits the Manager, its affiliates and each Subadviser receive as a result of their relationship with PIF, including each Subadviser's soft dollar practices. The board concluded that, taking into account any incidental benefits the Manager and each Subadviser receive, the management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2006. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2006, that qualifies for the dividend received deduction is as follows:

                                   Deductible                                                     Deductible
                                   Percentage                                                     Percentage
Disciplined LargeCap Blend Fund          60%   Partners MidCap Value Fund I
                                                                                                      25%
LargeCap Growth Fund                  100      Partners SmallCap Blend Fund                           13
LargeCap S&P 500 Index Fund           100      Partners SmallCap Growth Fund II                       46
LargeCap Value Fund                     55     Partners SmallCap Growth Fund III                       2
MidCap Blend Fund                       97     Partners SmallCap Value Fund                           93
MidCap S&P 400 Index Fund                  65  Partners SmallCap Value Fund I                         45
MidCap Value Fund                       13     Partners SmallCap Value Fund II                        11
Partners LargeCap Blend Fund            59     Preferred Securities Fund                              13
Partners LargeCap Blend Fund I        100      Principal LifeTime 2010 Fund                           8
Partners LargeCap Growth Fund           70     Principal LifeTime 2020 Fund                           14
Partners LargeCap Growth Fund I         47     Principal LifeTime 2030 Fund                           18
Partners LargeCap Growth Fund II        88     Principal LifeTime 2040 Fund                           23
Partners LargeCap Value Fund          100      Principal LifeTime 2050 Fund                           27
Partners LargeCap Value Fund I          63     Principal LifeTime Strategic Income Fund                4
Partners LargeCap Value Fund II         63     SmallCap Blend Fund                                    51
Partners MidCap Growth Fund I           14     SmallCap Growth Fund                                   25
Partners MidCap Growth Fund II          80     SmallCap S&P 600 Index Fund                            53
Partners MidCap Value Fund              45     SmallCap Value Fund                                     9

Qualified Dividend Income. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2006, taxed at a maximum rate of 15% is as follows:

                                                Percentage                                                     Percentage
Disciplined LargeCap Blend Fund                       60%   Partners MidCap Growth Fund II                           75%
Diversified International Fund                          59  Partners MidCap Value Fund                              45
International Emerging Markets Fund                 19      Partners MidCap Value Fund I                            26
International Growth Fund                           21      Partners SmallCap Blend Fund                            13
LargeCap Growth Fund                                  100   Partners SmallCap Growth Fund II
                                                                                                               44
LargeCap S&P 500 Index Fund                           100   Partners SmallCap Growth Fund III                        2
LargeCap Value Fund                                 56      Partners SmallCap Value Fund                            93
MidCap Blend Fund                                   97      Partners SmallCap Value Fund I                          40
MidCap S&P 400 Index Fund                               65  Partners SmallCap Value Fund II                         10
MidCap Value Fund                                       13  Preferred Securities Fund                               27
Partners Global Equity Fund                        100      Principal LifeTime 2010 Fund
                                                                                                               11
Partners International Fund                         57      Principal LifeTime 2020 Fund
                                                                                                               18
Partners LargeCap Blend Fund                         59     Principal LifeTime 2030 Fund
                                                                                                               24
Partners LargeCap Blend Fund I                     100      Principal LifeTime 2040 Fund
                                                                                                               29
Partners LargeCap Growth Fund                        70     Principal LifeTime 2050 Fund                            34
Partners LargeCap Growth Fund I                      49     Principal LifeTime Strategic Income Fund                 5
Partners LargeCap Growth Fund II                     92     SmallCap Blend Fund                                     51
Partners LargeCap Value Fund                       100      SmallCap Growth Fund                                    25
Partners LargeCap Value Fund I                       63     SmallCap S&P 600 Index Fund
                                                                                                               52
Partners LargeCap Value Fund II                      64     SmallCap Value Fund                                      9
Partners MidCap Growth Fund I                        14

Foreign Taxes Paid.  The following  Funds elect under the Internal  Revenue Code
Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2006, are as follows:

                                     Foreign
                                      Taxes
                                    Per Share
Diversified International Fund        .0289
International Emerging Markets        .0403
Fund
International Growth Fund             .0231
Partners Global Equity Fund           .0146
Partners International Fund           .0260


This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund's transfer agent.






                         FEDERAL INCOME TAX INFORMATION
                         PRINCIPAL INVESTORS FUND, INC.
                          October 31, 2006 (unaudited)


Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2006. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2006, that qualifies for the dividend received deduction is as follows:

                                                Deductible                                                     Deductible
                                                Percentage                                                     Percentage
Disciplined LargeCap Blend Fund                       60%   Partners MidCap Value Fund I
                                                                                                               25%
LargeCap Growth Fund                               100      Partners SmallCap Blend Fund                           13
LargeCap S&P 500 Index Fund                        100      Partners SmallCap Growth Fund II                       46
LargeCap Value Fund                                  55     Partners SmallCap Growth Fund III                       2
MidCap Blend Fund                                    97     Partners SmallCap Value Fund                           93
MidCap S&P 400 Index Fund                               65  Partners SmallCap Value Fund I                         45
MidCap Value Fund                                    13     Partners SmallCap Value Fund II                        11
Partners LargeCap Blend Fund                         59     Preferred Securities Fund                              13
Partners LargeCap Blend Fund I                     100      Principal LifeTime 2010 Fund                           8
Partners LargeCap Growth Fund                        70     Principal LifeTime 2020 Fund                           14
Partners LargeCap Growth Fund I                      47     Principal LifeTime 2030 Fund                           18
Partners LargeCap Growth Fund II                     88     Principal LifeTime 2040 Fund                           23
Partners LargeCap Value Fund                       100      Principal LifeTime 2050 Fund                           27
Partners LargeCap Value Fund I                       63     Principal LifeTime Strategic Income Fund                4
Partners LargeCap Value Fund II                      63     SmallCap Blend Fund                                    51
Partners MidCap Growth Fund I                        14     SmallCap Growth Fund                                   25
Partners MidCap Growth Fund II                       80     SmallCap S&P 600 Index Fund                            53
Partners MidCap Value Fund                           45     SmallCap Value Fund                                     9

Qualified Dividend Income. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief
Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2006, taxed at a maximum rate of 15% is as follows:

                                                Percentage                                                     Percentage
Disciplined LargeCap Blend Fund                       60%   Partners MidCap Growth Fund II                           75%
Diversified International Fund                          59  Partners MidCap Value Fund                              45
International Emerging Markets Fund                 19      Partners MidCap Value Fund I                            26
International Growth Fund                           21      Partners SmallCap Blend Fund                            13
LargeCap Growth Fund                                  100   Partners SmallCap Growth Fund II
                                                                                                               44
LargeCap S&P 500 Index Fund                           100   Partners SmallCap Growth Fund III                        2
LargeCap Value Fund                                 56      Partners SmallCap Value Fund                            93
MidCap Blend Fund                                   97      Partners SmallCap Value Fund I                          40
MidCap S&P 400 Index Fund                               65  Partners SmallCap Value Fund II                         10
MidCap Value Fund                                       13  Preferred Securities Fund                               27
Partners Global Equity Fund                        100      Principal LifeTime 2010 Fund
                                                                                                               11
Partners International Fund                         57      Principal LifeTime 2020 Fund
                                                                                                               18
Partners LargeCap Blend Fund                         59     Principal LifeTime 2030 Fund
                                                                                                               24
Partners LargeCap Blend Fund I                     100      Principal LifeTime 2040 Fund
                                                                                                               29
Partners LargeCap Growth Fund                        70     Principal LifeTime 2050 Fund                            34
Partners LargeCap Growth Fund I                      49     Principal LifeTime Strategic Income Fund                 5
Partners LargeCap Growth Fund II                     92     SmallCap Blend Fund                                     51
Partners LargeCap Value Fund                       100      SmallCap Growth Fund                                    25
Partners LargeCap Value Fund I                       63     SmallCap S&P 600 Index Fund
                                                                                                               52
Partners LargeCap Value Fund II                      64     SmallCap Value Fund                                      9
Partners MidCap Growth Fund I                        14

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code
Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2006, are as follows:

                                     Foreign
                                      Taxes
                                    Per Share
Diversified International Fund        .0289
International Emerging Markets        .0403
Fund
International Growth Fund             .0231
Partners Global Equity Fund           .0146
Partners International Fund           .0260


This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund's transfer agent.




ITEM 2 - CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit and Nominating Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
         October 31, 2005 - $389,510
         October 31, 2006 - $484,986

(b) Audit-Related Fees. Ernst & Young has not provided any audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a).

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant's dividend distributions that are included as deductions on the tax returns. During 2004, affiliates of Ernst & Young located in India and Taiwan performed tax services for the registrant. The services provided by the affiliate in India included a review of the security transactions of the registrant that took place in India. After this review, an Indian income tax return was prepared and filed by Ernst & Young. Additionally, another affiliate of Ernst & Young located in Taiwan reviewed the securities held by the registrant in Taiwan. After the review, a statement of portfolio was prepared. A tax return filing in Taiwan was also required. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.
         October 31, 2005 - $128,450
         October 31, 2006 - $56,480

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant's audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

                         Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Funds' primary independent auditor. This policy is established by the Audit Committee of the Board of Directors of Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. Prohibited Services shall not be provided by the primary independent auditor, its subsidiaries and affiliates to the Funds. For the purposes of this policy, Prohibited Services are:

o Services that are subject to audit procedure during a financial statement audit; o Services where the auditor would act on behalf of management; o Services where the auditor is an advocate to the client's position in an adversarial proceeding; o Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
o       Financial information systems design and implementation;
o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
o       Actuarial services;
o       Internal audit functions or human resources;
o       Broker or dealer, investment advisor, or investment banking services;
o       Legal services and expert services unrelated to the audit;
o Personal tax planning services to individuals in an accounting or financial reporting oversight role with regard to the Funds including the immediate family members of such individuals;
o       Any other service that the Public Company Accounting
        Oversight Board determines, by regulation, is impermissible.

2 (A) All services provided by the primary independent auditor, its subsidiaries and affiliates to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, by any independent auditor, shall be approved by the Audit Committee in advance in accordance with the following procedure:

                  Each quarter, Management will present to the Audit Committee for pre-approval, a detailed description as to each particular service for which pre-approval is sought and a range of fees for such service. The Audit Committee may delegate pre-approval authority to one or more of its members provided a report of any services approved by such delegated member(s) shall be presented to the full Audit Committee at its next regularly scheduled meeting. The Audit Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services previously approved by the Audit Committee and for new services and the range of fees for such services that arise between regularly scheduled Audit Committee meetings.

                  In considering whether to pre-approve the provision of non-audit services by the primary independent auditor, the Audit Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Audit Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Audit Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.

5. The Audit Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

The Funds or Principal Management Corporation may not hire any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into an accounting or financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Company proposes to hire the Former Employee. An accounting or financial reporting oversight role is presumed to mean CEO, CFO, or Controller.

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All work in connection with the audit of the registrant's financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.
         October 31, 2005 - $128,450
         October 31, 2006 - $56,480

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
                     ---------------------------------------------------------



By           /s/ Ralph C. Eucher
             -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         12/14/2006
             ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         12/14/2006
             ---------------------



By           /s/ Jill R. Brown
             -----------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         12/14/2006
             ---------------------